UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The initial submission of this Certified Shareholder Report on Form N-CSR provides the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Income Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds
•	PIMCO Funds—PIMCO Unconstrained Bond Fund
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
•	PIMCO Funds—PIMCO Total Return Fund IV
•	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO RAE Fundamental PLUS Fund

PIMCO Funds

Annual Report

March 31, 2016

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S.

2	PIMCO TOTAL RETURN FUND

Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO Total Return Fund (Cont.)

debt risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk, and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart.

6	PIMCO TOTAL RETURN FUND

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO Total Return Fund (Cont.)

Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	0.31%	3.66%	6.01%	7.57%
PIMCO Total Return Fund Class P	0.21%	3.56%	5.90%	7.48%
PIMCO Total Return Fund Administrative Class	0.06%	3.40%	5.74%	7.30%
PIMCO Total Return Fund Class D	0.02%	3.36%	5.69%	7.26%
PIMCO Total Return Fund Class A	(0.08)%	3.26%	5.56%	7.09%
PIMCO Total Return Fund Class A (adjusted)	(3.82)%	2.47%	5.16%	6.92%
PIMCO Total Return Fund Class C	(0.82)%	2.49%	4.78%	6.30%
PIMCO Total Return Fund Class C (adjusted)	(1.76)%	2.49%	4.78%	6.30%
PIMCO Total Return Fund Class R	(0.33)%	3.00%	5.30%	6.82%
Barclays U.S. Aggregate Index	1.96%	3.78%	4.90%	6.63%*
Lipper Core Plus Bond Funds Average	0.04%	3.86%	5.00%	6.04%*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class C shares, and 1.10% for Class R shares.

10	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown†

U.S. Treasury Obligations	33.1%
U.S. Government Agencies	27.7%
Corporate Bonds & Notes	15.6%
Non-Agency Mortgage-Backed Securities	7.3%
Short-Term Instruments‡	5.6%
Other	10.7%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	An underweight to investment grade corporate credit spread risk benefited relative performance, as spreads widened.

»	Short Brazilian real versus the U.S. dollar, particularly during the first half of the period, benefited performance, as the real depreciated against the U.S. dollar.

»	Exposure to local interest rates in Mexico benefited performance, as the high carry from the position offset the drag from modestly rising rates.
»	Underweight U.S. duration via short interest rate swaps detracted from performance, as duration broadly rallied and U.S. dollar swaps outperformed U.S. Treasuries.

»	Short exposure to interest rates in the United Kingdom detracted from performance, as yields fell.

»	Short positions against the euro versus the U.S. dollar for most of the reporting period detracted from performance, as the currency appreciated against the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO Total Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,022.80	$2.38	$1,000.00	$1,022.65	$2.38	0.47%
Class P	1,000.00	1,022.30	2.88	1,000.00	1,022.15	2.88	0.57
Administrative Class	1,000.00	1,021.50	3.64	1,000.00	1,021.40	3.64	0.72
Class D	1,000.00	1,021.30	3.84	1,000.00	1,021.20	3.84	0.76
Class A	1,000.00	1,020.80	4.34	1,000.00	1,020.70	4.34	0.86
Class C	1,000.00	1,017.00	8.12	1,000.00	1,016.95	8.12	1.61
Class R	1,000.00	1,019.50	5.60	1,000.00	1,019.45	5.60	1.11

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Institutional Class
03/31/2016	$10.86	$0.34	$(0.32)	$0.02	$(0.29)	$(0.36)	$(0.05)
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)
03/31/2013	11.09	0.29	0.58	0.87	(0.45)	(0.27)	0.00
03/31/2012	10.88	0.34	0.30	0.64	(0.43)	0.00	0.00
Class P
03/31/2016	10.86	0.33	(0.32)	0.01	(0.28)	(0.36)	(0.05)
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)
03/31/2013	11.09	0.28	0.58	0.86	(0.44)	(0.27)	0.00
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00	0.00
Administrative Class
03/31/2016	10.86	0.32	(0.33)	(0.01)	(0.26)	(0.36)	(0.05)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00
Class D
03/31/2016	10.86	0.31	(0.32)	(0.01)	(0.26)	(0.36)	(0.05)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)
03/31/2013	11.09	0.26	0.58	0.84	(0.42)	(0.27)	0.00
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00	0.00
Class A
03/31/2016	10.86	0.30	(0.32)	(0.02)	(0.25)	(0.36)	(0.05)
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)
03/31/2013	11.09	0.25	0.57	0.82	(0.40)	(0.27)	0.00
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00	0.00

Please see footnotes on page 16.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.70)	$10.18	0.31%	$58,581,675	0.47%		0.46%		3.27%	478%
(0.51)	10.86	5.64	68,575,915	0.46		0.46		2.11	265
(0.32)	10.78	(1.24)	148,740,191	0.46		0.46		2.10	227
(0.72)	11.24	7.92	180,450,317	0.46		0.46		2.54	380
(0.43)	11.09	5.99	151,703,994	0.46		0.46		3.11	584

(0.69)	10.18	0.21	4,623,792	0.57		0.56		3.17	478
(0.50)	10.86	5.53	5,939,687	0.56		0.56		1.99	265
(0.31)	10.78	(1.34)	9,177,693	0.56		0.56		2.01	227
(0.71)	11.24	7.81	12,607,217	0.56		0.56		2.43	380
(0.42)	11.09	5.88	9,917,236	0.56		0.56		3.00	584

(0.67)	10.18	0.06	6,234,863	0.72		0.71		3.03	478
(0.48)	10.86	5.37	16,184,030	0.71		0.71		1.84	265
(0.29)	10.78	(1.49)	27,495,302	0.71		0.71		1.84	227
(0.69)	11.24	7.65	32,933,466	0.71		0.71		2.30	380
(0.40)	11.09	5.72	31,608,990	0.71		0.71		2.85	584

(0.67)	10.18	0.02	5,393,438	0.76		0.75		2.98	478
(0.48)	10.86	5.33	6,996,615	0.75		0.75		1.83	265
(0.29)	10.78	(1.53)	14,557,245	0.75		0.75		1.81	227
(0.69)	11.24	7.61	19,790,241	0.75		0.75		2.25	380
(0.40)	11.09	5.68	17,905,432	0.75		0.75		2.81	584

(0.66)	10.18	(0.08)	7,662,842	0.86		0.85		2.89	478
(0.47)	10.86	5.23	11,961,388	0.85		0.85		1.72	265
(0.27)	10.78	(1.63)	20,713,345	0.85		0.85		1.71	227
(0.67)	11.24	7.50	27,514,833	0.85		0.85		2.16	380
(0.39)	11.09	5.57	26,837,998	0.85	(c)	0.85	(c)	2.71	584

Please see footnotes on page 16.

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Class C
03/31/2016	$10.86	$0.22	$(0.32)	$(0.10)	$(0.17)	$(0.36)	$(0.05)
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)
03/31/2013	11.09	0.16	0.58	0.74	(0.32)	(0.27)	0.00
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00	0.00
Class R
03/31/2016	10.86	0.28	(0.33)	(0.05)	(0.22)	(0.36)	(0.05)
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)
03/31/2013	11.09	0.22	0.58	0.80	(0.38)	(0.27)	0.00
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.58)	$10.18	(0.82)%	$4,055,683	1.61%		1.60%		2.13%	478%
(0.39)	10.86	4.45	5,194,548	1.60		1.60		0.96	265
(0.19)	10.78	(2.36)	8,136,311	1.60		1.60		0.97	227
(0.59)	11.24	6.70	12,666,824	1.60		1.60		1.40	380
(0.30)	11.09	4.79	11,673,671	1.60	(c)	1.60	(c)	1.96	584

(0.63)	10.18	(0.33)	1,426,367	1.11		1.10		2.63	478
(0.44)	10.86	4.96	1,996,566	1.10		1.10		1.45	265
(0.25)	10.78	(1.87)	2,957,161	1.10		1.10		1.45	227
(0.65)	11.24	7.24	3,583,839	1.10		1.10		1.90	380
(0.36)	11.09	5.31	3,179,665	1.10	(c)	1.10	(c)	2.46	584

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$112,651,102
Investments in Affiliates	3,893,236
Financial Derivative Instruments
Exchange-traded or centrally cleared	95,569
Over the counter	2,945,534
Cash	34,648
Deposits with counterparty	12,881
Foreign currency, at value	204,038
Receivable for investments sold	262,303
Receivable for TBA investments sold	14,306,049
Receivable for Fund shares sold	74,196
Interest and/or dividends receivable	595,386
Dividends receivable from Affiliates	2,291
Total Assets	135,077,233

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$537,956
Payable for short sales	38,549
Financial Derivative Instruments
Exchange-traded or centrally cleared	176,022
Over the counter	1,955,238
Payable for investments purchased	463,861
Payable for investments in Affiliates purchased	2,291
Payable for TBA investments purchased	42,100,794
Deposits from counterparty	1,539,740
Payable for Fund shares redeemed	219,431
Dividends payable	19,233
Accrued investment advisory fees	18,566
Accrued supervisory and administrative fees	17,733
Accrued distribution fees	5,344
Accrued servicing fees	2,799
Other liabilities	1,016
Total Liabilities	47,098,573

Net Assets	$87,978,660

Net Assets Consist of:
Paid in capital	$90,355,435
(Overdistributed) net investment income	(3,163,597)
Accumulated undistributed net realized (loss)	(315,371)
Net unrealized appreciation	1,102,193
$87,978,660

Cost of investments in securities	$109,848,720
Cost of investments in Affiliates	$3,892,152
Cost of foreign currency held	$204,883
Proceeds received on short sales	$38,538
Cost or premiums of financial derivative instruments, net	$(388,279)

* Includes repurchase agreements of:	$1,900

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$58,581,675
Class P	4,623,792
Administrative Class	6,234,863
Class D	5,393,438
Class A	7,662,842
Class C	4,055,683
Class R	1,426,367
Shares Issued and Outstanding:
Institutional Class	5,756,901
Class P	454,386
Administrative Class	612,710
Class D	530,021
Class A	753,038
Class C	398,557
Class R	140,171
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.18
Class P	10.18
Administrative Class	10.18
Class D	10.18
Class A	10.18
Class C	10.18
Class R	10.18

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	19

Statement of Operations PIMCO Total Return Fund

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$3,608,313
Dividends	11,202
Dividends from Investments in Affiliates	26,925
Total Income	3,646,440

Expenses:
Investment advisory fees	243,775
Supervisory and administrative fees	234,040
Distribution and/or servicing fees - Administrative Class	20,386
Distribution and/or servicing fees - Class D	15,154
Distribution fees - Class C	33,896
Distribution fees - Class R	4,123
Servicing fees - Class A	23,691
Servicing fees - Class C	11,298
Servicing fees - Class R	4,123
Trustee fees	542
Interest expense	8,576
Miscellaneous expense	1,019
Total Expenses	600,623

Net Investment Income	3,045,817

Net Realized Gain (Loss):
Investments in securities	(2,293,466)
Investments in Affiliates	(5,739)
Exchange-traded or centrally cleared financial derivative instruments	(1,661,701)
Over the counter financial derivative instruments	3,219,611
Foreign currency	105,484

Net Realized (Loss)	(635,811)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	880,786
Investments in Affiliates	(83)
Exchange-traded or centrally cleared financial derivative instruments	(399,175)
Over the counter financial derivative instruments	(3,098,802)
Foreign currency assets and liabilities	8,447

Net Change in Unrealized (Depreciation)	(2,608,827)

Net (Decrease) in Net Assets Resulting from Operations	$(198,821)

* Foreign tax withholdings	$17

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$3,045,817	$3,678,157
Net realized gain (loss)	(635,811)	6,355,471
Net change in unrealized (depreciation)	(2,608,827)	(301,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(198,821)	9,731,717

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(1,749,298)	(4,153,189)
Class P	(132,769)	(279,657)
Administrative Class	(204,101)	(840,863)
Class D	(151,561)	(357,619)
Class A	(228,044)	(576,549)
Class B	0	(1,191)^
Class C	(74,700)	(168,658)
Class R	(35,444)	(86,385)
From net realized capital gains(a)
Institutional Class	(2,072,817)	(726,283)
Class P	(157,390)	(52,077)
Administrative Class	(239,958)	(173,828)
Class D	(196,186)	(65,692)
Class A	(286,571)	(115,433)
Class B	0	(218)^
Class C	(146,978)	(43,163)
Class R	(52,630)	(19,697)
Tax basis return of capital(a)
Institutional Class	(300,122)	0
Class P	(23,637)	0
Administrative Class	(38,720)	0
Class D	(28,990)	0
Class A	(45,291)	0
Class B	0	0
Class C	(21,615)	0
Class R	(7,883)	0

Total Distributions	(6,194,705)	(7,660,502)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(22,476,563)	(117,136,094)

Total (Decrease) in Net Assets	(28,870,089)	(115,064,879)

Net Assets:
Beginning of year	116,848,749	231,913,628
End of year*	$87,978,660	$116,848,749

* Including (overdistributed) net investment income of:	$(3,163,597)	$(3,794,457)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	21

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (j) (Cost $159,349)			$	161,493	0.2%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
6.875% due 04/25/2018	$	543,557		597,198	0.7%
0.947% - 8.680% due 05/16/2016 - 03/10/2026 (i)		701,237		735,801	0.9%
Barclays Bank PLC
10.179% due 06/12/2021		266,737		339,426	0.4%
14.000% due 06/15/2019 (i)	GBP	372,034		676,728	0.8%
7.625% - 7.750% due 11/21/2022 - 04/10/2023	$	109,399		117,466	0.1%
10.000% due 05/20/2021	GBP	3,100		5,593	0.0%
JPMorgan Chase Bank N.A.
0.000% - 6.000% due 06/13/2016 - 10/01/2017 (f)(m)	$	944,004		956,917	1.1%
5.375% due 09/28/2016	GBP	8,200		12,003	0.0%
Lloyds Bank PLC
12.000% due 12/16/2024 (i)	$	1,099,900		1,483,061	1.7%
6.500% due 09/14/2020		100		113	0.0%
13.000% due 12/19/2021	AUD	27,200		22,015	0.0%
Other Banking & Finance ^(c)(i)(j)(k)(m)				9,515,118	10.7%

Total Banking & Finance				14,461,439	16.4%

INDUSTRIALS
Total Industrials ^(c)(j)(m)				2,195,439	2.5%
UTILITIES

Total Utilities (j)				1,502,062	1.7%

Total Corporate Bonds & Notes (Cost $17,606,692)				18,158,940	20.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (f)(j) (Cost $3,083,374)				3,518,629	4.0%
U.S. GOVERNMENT AGENCIES
Fannie Mae
0.000% - 903.213% due 04/01/2016 - 01/25/2048 (a)(b)(f)	$	2,520,732		2,534,165	2.9%
Fannie Mae, TBA
3.000% due 04/01/2031		740,700		773,843	0.9%
3.000% due 04/01/2046		1,118,200		1,147,531	1.3%
3.000% due 05/01/2046		958,800		981,927	1.1%
3.500% due 04/01/2031		870,100		918,975	1.1%
3.500% due 05/01/2031		507,600		535,478	0.6%
3.500% due 04/01/2046		2,295,850		2,407,907	2.8%
3.500% due 05/01/2046		3,868,450		4,050,463	4.6%
4.000% due 04/01/2046		5,359,405		5,728,307	6.5%
4.000% due 05/01/2046		3,855,695		4,115,068	4.7%
4.500% due 04/01/2046		979,050		1,065,429	1.2%
4.500% due 05/01/2046		970,350		1,054,748	1.2%
3.000% - 6.000% due 04/01/2031 - 06/01/2046		921,100		1,001,376	1.1%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Freddie Mac
0.200% - 36.023% due 04/01/2016 - 07/01/2047 (a)	$	2,480,462	$	1,101,739	1.3%
Freddie Mac, TBA
3.500% due 05/01/2046		919,400		961,114	1.1%
4.500% due 04/01/2046		386,100		419,477	0.5%
4.500% due 05/01/2046		340,900		369,996	0.4%
3.500% - 5.500% due 04/01/2046 - 06/01/2046		665,600		710,021	0.8%
Ginnie Mae
0.841% - 10.500% due 05/15/2016 - 03/20/2066 (a)		928,525		651,537	0.7%
Ginnie Mae, TBA
3.500% due 04/01/2046		663,100		700,657	0.8%
4.000% due 04/01/2046		389,400		416,461	0.5%
4.000% due 05/01/2046		336,500		359,253	0.4%
3.000% - 5.000% due 04/01/2046 - 06/01/2046		192,300		203,444	0.2%
Other U.S. Government Agencies (a)(j)				39,282	0.0%

Total U.S. Government Agencies (Cost $32,041,981)				32,248,198	36.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.500% due 02/15/2046		542,400		528,946	0.6%
2.750% due 08/15/2042		1,090,400		1,126,732	1.3%
2.750% due 11/15/2042		1,912,000		1,972,310	2.2%
2.875% due 08/15/2045		1,435,116		1,510,068	1.7%
3.000% due 05/15/2042		1,114,600		1,211,082	1.4%
3.000% due 11/15/2044		2,269,616		2,450,298	2.8%
3.125% due 08/15/2044		4,693,357		5,194,960	5.9%
3.375% due 05/15/2044		886,925		1,028,746	1.2%
4.250% due 05/15/2039		291,000		385,399	0.4%
4.375% due 11/15/2039		526,400		708,902	0.8%
4.375% due 05/15/2040		265,600		357,590	0.4%
4.625% due 02/15/2040		366,400		510,570	0.6%
2.500% - 6.250% due 05/15/2030 - 11/15/2045		1,175,060		1,338,109	1.5%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 01/15/2022		1,077,433		1,094,849	1.3%
0.125% due 07/15/2022 (o)		926,982		944,375	1.1%
0.625% due 07/15/2021 (o)		522,198		548,746	0.6%
0.750% due 02/15/2045		549,783		533,454	0.6%
1.750% due 01/15/2028		1,713,179		1,989,283	2.3%
2.000% due 01/15/2026		2,062,553		2,418,155	2.8%
2.375% due 01/15/2025		1,518,443		1,810,417	2.1%
2.375% due 01/15/2027		2,481,158		3,034,816	3.5%
2.500% due 01/15/2029		1,280,380		1,610,878	1.8%
3.875% due 04/15/2029		318,231		456,313	0.5%
0.125% - 3.625% due 01/15/2017 - 02/15/2044 (o)		952,369		1,027,653	1.1%
U.S. Treasury Notes
1.750% due 09/30/2022 (o)(q)		531,200		539,573	0.6%
2.000% due 07/31/2022 (o)(q)		429,200		442,805	0.5%
2.250% due 11/15/2024 (o)		3,057,316		3,189,463	3.6%
0.375% - 2.125% due 04/30/2016 - 08/15/2025 (o)(q)		605,728		611,676	0.7%

Total U.S. Treasury Obligations (Cost $37,388,518)				38,576,168	43.9%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
NON-AGENCY MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
0.274% - 6.768% due 01/26/2021 - 07/28/2047 ^	$	3,076,947	$	2,790,157	3.2%
Other Non-Agency Mortgage-Backed Securities ^(a)(j)				5,752,201	6.5%

Total Non-Agency Mortgage-Backed Securities (Cost $8,322,612)				8,542,358	9.7%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(a)(c)(j) (Cost $3,284,262)				3,386,648	3.9%
SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (f)	BRL	13,164,515		3,426,036	3.9%
0.000% due 01/01/2017 (f)		1,460,400		368,351	0.4%
0.000% due 07/01/2016 - 07/01/2017 (f)		244,000		60,833	0.0%
Other Sovereign Issues (h)(j)(m)				1,532,933	1.8%

Total Sovereign Issues (Cost $5,297,303)				5,388,153	6.1%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (d)(j) (Cost $0)				0	0.0%
PREFERRED SECURITIES
Total Preferred Securities (i)(j) (Cost $4,260)				4,225	0.0%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (j)				480,283	0.5%
COMMERCIAL PAPER
Total Commercial Paper (g)(j)				1,294,445	1.5%
REPURCHASE AGREEMENTS (l)
				1,900	0.0%
SHORT-TERM NOTES
JPMorgan Chase Bank N.A.
2.046% due 10/04/2016 (g)	$	504,475		499,161	0.6%
CZECH REPUBLIC TREASURY BILLS
Total Czech Republic Treasury Bills (e)(f)(j)				109,410	0.1%
JAPAN TREASURY BILLS
Total Japan Treasury Bills (f)(g)(j)				70,824	0.1%
MEXICO TREASURY BILLS
Total Mexico Treasury Bills (f)(g)(j)				11,912	0.0%
U.S. TREASURY BILLS
0.230% due 04/07/2016 - 04/28/2016 (e)(f)(q)		198,369		198,355	0.2%

Total Short-Term Instruments (Cost $2,660,369)				2,666,290	3.0%

Total Investments in Securities (Cost $109,848,720)				112,651,102	128.1%

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

	SHARES		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short-Term Floating NAV Portfolio III	394,012,393	$	3,893,236	4.4%

Total Short-Term Instruments (Cost $3,892,152)			3,893,236	4.4%

Total Investments in Affiliates (Cost $3,892,152)			3,893,236	4.4%

Total Investments (Cost $113,740,872)		$	116,544,338	132.5%

Financial Derivative Instruments (n)(p) (Cost or Premiums, net $(388,279))			909,843	1.0%

Other Assets and Liabilities, net			(29,475,521)	(33.5%)

Net Assets		$	87,978,660	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of March 31, 2016.

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,312	0.31%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,185	0.02

				$289,300	$286,497	0.33%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$700	U.S. Treasury Notes 1.500% due 03/31/2023	$(716)	$700	$700
FAR	0.540	03/31/2016	04/01/2016	1,200	Freddie Mac 3.500% due 09/01/2045	(1,238)	1,200	1,200

Total Repurchase Agreements						$(1,954)	$1,900	$1,900

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(2.750)%	03/31/2016	TBD	(2)	$	(24,735)	$(24,735)
BRC	(1.750)	12/17/2015	TBD	(2)		(4,256)	(4,231)
	(1.000)	11/24/2015	TBD	(2)		(5,291)	(5,272)
DBL	(0.850)	05/28/2015	TBD	(2)	EUR	(2,383)	(2,698)
	(0.850)	08/03/2015	TBD	(2)		(2,199)	(2,491)
	(0.850)	11/20/2015	TBD	(2)		(1,111)	(1,261)
SCX	0.770	02/02/2016	04/04/2016		$	(153,825)	(154,019)
	0.770	03/28/2016	04/04/2016			(26,444)	(26,448)
	0.780	01/22/2016	04/22/2016			(87,867)	(88,000)
	0.780	04/04/2016	07/06/2016			(180,340)	(180,340)
	0.790	01/15/2016	04/12/2016			(48,379)	(48,461)

Total Reverse Repurchase Agreements							$(537,956)

(2)	Open maturity reverse repurchase agreements.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(851,556) at a weighted average interest rate of 0.186%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2031	$37,000	$(38,538)	$(38,549)

Total Short Sales				$(38,538)	$(38,549)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(m)	Securities with an aggregate market value of $368,558 and cash of $555 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(24,735)	$0	$(24,735)	$28,050	$3,315
BOS	700	0	0	700	(716)	(16)
BRC	0	(9,503)	0	(9,503)	11,394	1,891
DBL	0	(6,450)	0	(6,450)	6,367	(83)
FAR	1,200	0	0	1,200	(1,238)	(38)
SCX	0	(497,268)	0	(497,268)	322,640	(174,628)

Total Borrowings and Other Financing Transactions	$1,900	$(537,956)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(133,219)	$0	$(34,238)	$(167,457)
Sovereign Issues	0	(183,709)	0	(6,450)	(190,159)

Total Borrowings	$0	$(316,928)	$0	$(40,688)	$(357,616)

Gross amount of recognized liabilities for reverse repurchase agreements (4)					$(357,616)

(4)	Unsettled reverse repurchase agreements liability of $(180,340) is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$114.250	05/20/2016	21,417	$183	$0

Total Purchased Options				$183	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.250	04/22/2016	5,908	$(1,931)	$(1,015)
Put - CBOT U.S. Treasury 10-Year Note May Futures	129.500	04/22/2016	9,261	(3,693)	(1,779)
Call - CBOT U.S. Treasury 10-Year Note May Futures	130.000	04/22/2016	6,061	(3,402)	(5,185)

				$(9,026)	$(7,979)

Total Written Options				$(9,026)	$(7,979)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers Acceptance December Futures	Long	12/2016	10,096	$(485)	$0	$(875)
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	20,904	(5,752)	0	(1,207)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	25,220	(4,017)	0	(2,185)
90-Day Eurodollar December Futures	Short	12/2017	33,488	(43,740)	0	(3,349)
90-Day Eurodollar December Futures	Short	12/2018	14,653	(8,119)	0	(2,015)
90-Day Eurodollar June Futures	Short	06/2017	11,592	(26,988)	0	(580)
90-Day Eurodollar June Futures	Short	06/2018	19,195	(14,126)	0	(2,399)
90-Day Eurodollar March Futures	Short	03/2017	18,420	(35,489)	0	(461)
90-Day Eurodollar March Futures	Short	03/2018	34,343	(42,183)	0	(4,293)
90-Day Eurodollar September Futures	Short	09/2017	20,564	(33,270)	0	(1,542)
90-Day Eurodollar September Futures	Short	09/2018	39,635	(25,415)	0	(5,450)
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	4,892	2,119	501	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	724	(80)	66	(17)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	6,121	2,402	418	0
Canada Government 10-Year Bond June Futures	Short	06/2016	9,466	9,096	4,300	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	119	(278)	3	(35)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	2,084	(2,244)	379	(119)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	1,739	150	119	(534)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	724	295	0	(16)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	5,018	1,257	0	(114)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	4,812	148	208	(59)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	8,800	3,255	0	(200)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	13,007	(129)	0	(270)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	1,636	(76)	0	(76)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	118,186	11,590	25,853	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	96,391	79,010	36,147	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	10,549	(3,528)	10,219	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	42,668	9,276	1,532	(4,596)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	83,346	(46,350)	2,993	(8,978)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	(7,370)	154	(771)
United Kingdom Long Gilt June Futures	Short	06/2016	4,872	69	2,239	(2,519)

Total Futures Contracts				$(180,972)	$85,131	$(42,660)

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$239,300	$1,278	$1,679	$0	$(15)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$	1,540,600	$(3,941)	$(1,436)	$0	$(8)
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD	62,000	(3,884)	(2,425)	208	0
Receive	3-Month USD-LIBOR *	1.750	05/06/2018	$	5,000,000	(87,116)	(63,107)	0	(1,728)
Receive	3-Month USD-LIBOR *	1.500	05/15/2019		2,178,000	(6,214)	(5,543)	0	(1,131)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,396,100	(56,652)	(49,276)	0	(1,686)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,796,100	(80,357)	(80,767)	0	(3,106)
Pay	3-Month USD-LIBOR	1.500	02/02/2021		699,700	11,807	5,510	1,202	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2021		4,669,800	(174,797)	(17,297)	0	(8,768)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,809,200	(241,465)	(252,371)	0	(10,659)
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,242,300	(84,214)	(77,257)	0	(4,431)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,188,700	(366,393)	(425,813)	0	(15,761)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		438,700	(23,219)	(22,221)	0	(1,612)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		9,406,652	(1,361,508)	(1,869,240)	0	(66,433)
Pay	3-Month USD-LIBOR	2.250	03/16/2046		130,000	2,626	3,835	863	0
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		873,900	(68,218)	(47,914)	0	(6,045)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	760,000	(15,849)	(11,064)	0	(316)
Receive	6-Month GBP-LIBOR *	1.000	06/15/2018		629,700	(3,409)	(5,634)	0	(463)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		321,100	(6,058)	(5,536)	0	(295)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		610,600	(7,169)	(2,822)	0	(560)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		1,828,600	(8,434)	(3,765)	0	(1,672)
Receive	28-Day MXN-TIIE	4.142	06/09/2016	MXN	51,287,000	(266)	(266)	8	0
Receive	28-Day MXN-TIIE	4.150	06/14/2016		9,830,000	(51)	(51)	2	0
Receive	28-Day MXN-TIIE	4.140	06/15/2016		21,000,000	(78)	(77)	4	0
Receive	28-Day MXN-TIIE	4.140	06/21/2016		38,000,000	(91)	(91)	9	0
Receive	28-Day MXN-TIIE	4.140	06/22/2016		38,530,000	(88)	(88)	9	0
Receive	28-Day MXN-TIIE	4.135	06/22/2016		31,497,000	(51)	(51)	7	0
Pay	28-Day MXN-TIIE	4.090	08/23/2016		25,400,000	(600)	(600)	0	(3)
Pay	28-Day MXN-TIIE	4.060	08/24/2016		38,507,900	(1,235)	(1,879)	0	(4)
Pay	28-Day MXN-TIIE *	4.785	09/20/2017		17,600,000	1,254	1,254	22	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		812,800	121	121	0	(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	28-Day MXN-TIIE	4.335%	09/28/2017	MXN	2,670,000	$410	$410	$0	$(4)
Pay	28-Day MXN-TIIE	4.400	02/15/2018		2,300,000	(472)	(472)	2	0
Receive	28-Day MXN-TIIE	4.730	09/27/2018		2,100,000	(39)	486	0	(18)
Receive	28-Day MXN-TIIE	4.607	10/08/2018		580,000	103	103	0	(5)
Pay	28-Day MXN-TIIE	5.700	01/18/2019		9,643,000	13,909	(3,788)	146	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		5,238,000	5,760	(534)	113	0
Pay	28-Day MXN-TIIE	4.982	07/03/2019		4,300,000	703	544	112	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,288,800	157	(679)	41	0
Pay	28-Day MXN-TIIE *	6.330	11/08/2019		1,870,800	1,887	1,354	59	0
Pay	28-Day MXN-TIIE *	6.350	11/08/2019		1,776,100	1,829	1,281	56	0
Pay	28-Day MXN-TIIE *	6.320	11/12/2019		1,430,100	1,418	1,228	45	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,600,000	1,319	1,310	97	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		1,175,000	194	613	46	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		3,710,100	4,241	1,208	150	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,286,000	1,840	464	55	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		6,928,000	6,447	1,681	347	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		2,800,000	11,954	180	113	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020		8,981,400	2,287	538	393	0
Pay	28-Day MXN-TIIE	6.240	02/01/2021		2,310,000	5,906	815	106	0
Pay	28-Day MXN-TIIE	5.085	02/02/2021		1,470,000	(692)	(692)	70	0
Pay	28-Day MXN-TIIE	5.093	02/02/2021		730,000	(329)	(329)	35	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		4,823,100	(2,194)	(2,446)	229	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		770,500	2,138	(1,152)	40	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		1,200,000	4,324	292	62	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		1,115,300	1,596	347	69	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		2,262,900	3,042	751	140	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021		3,300,000	3,275	2,522	243	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		349,900	352	331	26	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		3,082,600	1,429	1,429	196	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		7,930,900	4,563	8,641	505	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		17,420,100	(766)	345	1,175	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		999,500	1,410	915	68	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,082,200	3,161	4,104	212	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		234,100	268	235	16	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		82,500	(24)	(40)	6	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		1,336,000	1,646	1,483	115	0
Pay	28-Day MXN-TIIE	6.010	07/19/2022		1,344,000	1,930	1,930	116	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		9,696,400	(3,504)	15,436	942	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		156,000	73	143	15	0
Pay	28-Day MXN-TIIE	5.930	09/22/2022		870,000	924	924	79	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		1,893,000	1,003	1,335	193	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		89,700	52	102	8	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		8,321,900	4,579	3,755	788	0
Pay	28-Day MXN-TIIE	5.555	01/25/2023		1,488,900	(560)	(560)	142	0
Pay	28-Day MXN-TIIE	5.580	01/25/2023		3,000,000	(865)	(865)	286	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		876,900	52	1,407	85	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		1,920,100	7,274	(1,440)	149	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026		3,098,500	(891)	(1,130)	0	(9)
Pay	28-Day MXN-TIIE	7.270	04/10/2029		275,000	1,423	519	1	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029		145,000	394	331	3	0

						$(2,490,612)	$(2,890,506)	$10,229	$(124,718)

Total Swap Agreements						$(2,489,334)	$(2,888,827)	$10,229	$(124,733)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(o)	Securities with an aggregate market value of $1,764,082 and cash of $12,319 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange- Traded or Centrally Cleared	$0	$85,340	$10,229	$95,569	$(7,979)	$(43,310)	$(124,733)	$(176,022)

(4)	Unsettled variation margin asset of $209 and liability of $(650) for closed futures is outstanding at period end.

(p)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016		AUD	186,240	$		133,334	$0	$(9,428)
	04/2016	$		377		AUD	524	24	0
	05/2016		MYR	736,804	$		168,590	0	(21,423)
	05/2016	$		76,456		MYR	330,474	8,770	0
	09/2016		CNH	500,946	$		76,120	0	(784)
	09/2016	$		50,000		CNH	339,875	2,147	0
BOA	04/2016		BRL	1,288,410	$		365,318	8,952	(1,959)
	04/2016		JPY	87,468,947			769,355	0	(7,836)
	04/2016	$		359,130		BRL	1,288,410	2,622	(3,427)
	05/2016		EUR	609,104	$		676,193	0	(17,716)
	05/2016		KRW	53,000,832			43,704	0	(2,503)
	05/2016		MXN	7,511,399			427,132	0	(5,820)
	05/2016		MYR	67,102			15,086	0	(2,219)
	05/2016		TWD	1,830,538			54,529	0	(2,422)
	05/2016	$		277,285		EUR	247,537	4,716	0
	05/2016			6,355		INR	432,804	132	0
	05/2016			669,772		JPY	76,106,147	7,008	0
	05/2016			28,443		KRW	34,876,807	1,963	0
	05/2016			359,683		MXN	6,468,686	13,168	0
	05/2016			36,756		THB	1,340,124	1,293	0
	05/2016			26,359		TWD	883,996	1,143	0
	06/2016		EUR	1,795,000	$		2,458,723	411,645	0
	06/2016	$		140,340		EUR	103,913	0	(21,846)
	09/2016		EUR	500,000	$		655,000	83,040	0
	10/2016		BRL	1,725,830			411,461	0	(44,119)
	10/2016	$		340,907		BRL	1,329,200	9,972	0
BPS	04/2016		BRL	2,115,190	$		559,447	1,535	(30,351)
	04/2016		MXN	3,311,642			206,416	15,167	0
	04/2016	$		529,560		BRL	2,115,190	58,704	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016	$		70,433		CAD	92,066	$456	$0
	04/2016			355,089		JPY	40,010,847	421	0
	05/2016		MXN	12,644,106	$		711,925	0	(16,874)
	05/2016		MYR	34,278			7,736	0	(1,104)
	05/2016	$		216,478		MXN	3,864,553	6,272	0
	07/2016			250,000		BRL	1,027,250	28,561	0
	09/2016		CNH	528,459	$		80,319	0	(809)
	09/2016	$		62,388		CNH	422,832	2,525	0
	10/2016		BRL	2,429,850	$		588,482	0	(52,944)
	10/2016		CNH	422,832			62,227	0	(2,602)
	10/2016	$		107,393		CNH	729,841	4,507	0
	12/2016		CNH	729,841	$		106,796	0	(4,685)
	01/2017		BRL	752,500			173,969	0	(19,887)
	01/2018			14,508			4,243	832	0
BRC	05/2016		KRW	10,875,624			9,003	0	(479)
	05/2016		MXN	1,778,277			100,189	0	(2,310)
	05/2016		THB	1,070,843			29,266	0	(1,137)
	05/2016	$		63,453		MXN	1,100,220	45	(81)
	05/2016			64,791		MYR	280,312	7,499	0
	05/2016			11,121		THB	401,246	271	0
	05/2016			26,954		TWD	909,428	1,340	0
	06/2016		EUR	540,000	$		741,254	125,190	0
	07/2016		BRL	366,146			95,246	0	(4,042)
CBK	04/2016		AUD	1,541			1,136	0	(45)
	04/2016		BRL	3,271,238			968,770	59,913	(919)
	04/2016		CAD	82,931			62,943	0	(912)
	04/2016		JPY	141,979,200			1,259,010	0	(2,523)
	04/2016	$		835,140		BRL	3,271,238	75,742	(1,106)
	04/2016			142,298		CAD	190,529	4,406	0
	04/2016			320,645		JPY	36,095,300	74	0
	05/2016		EUR	1,542,461	$		1,710,201	0	(47,013)
	05/2016		ILS	25,579			6,577	0	(238)
	05/2016		JPY	7,970,000			70,068	0	(823)
	05/2016		MYR	606,649			140,970	0	(15,478)
	05/2016		SGD	15,470			11,057	0	(418)
	05/2016		TRY	9,460			3,175	0	(138)
	05/2016	$		62,946		CAD	82,931	912	0
	05/2016			645,727		EUR	567,721	1,036	0
	05/2016			44,744		MYR	192,530	4,907	0
	05/2016			41,682		THB	1,496,384	803	0
	05/2016			60,400		TWD	2,027,038	2,664	0
	06/2016			337,675		EUR	250,000	0	(52,595)
	07/2016		BRL	710,229	$		184,792	0	(7,802)
	07/2016	$		78,261		BRL	306,000	4,718	0
	09/2016		CZK	427,593	$		17,877	0	(191)
	10/2016		BRL	2,451,200			583,136	0	(63,926)
DUB	04/2016			2,930,526			795,748	16,417	(35,689)
	04/2016		GBP	373,934			521,284	0	(15,778)
	04/2016	$		764,642		BRL	2,930,526	53,628	(3,250)
	05/2016		EUR	210	$		236	0	(4)
	05/2016		MYR	408,485			96,391	0	(8,953)
	05/2016		THB	717,544			20,144	0	(228)
	05/2016	$		300,744		BRL	1,093,443	939	0
	05/2016			69,343		MYR	292,680	6,136	0
	06/2016		EUR	1,250,000	$		1,709,019	283,619	0
	06/2016	$		2,636		EUR	1,950	0	(412)
	07/2016		BRL	827,800	$		213,192	0	(11,284)
	07/2016	$		169,133		BRL	694,630	19,231	0
	09/2016		EUR	500,000	$		656,880	84,920	0

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	09/2016	$		17,326		CNH	117,134	$656	$0
	10/2016		BRL	5,556,835	$		1,355,241	6,862	(118,502)
	12/2016	$		384,535		CNH	2,629,393	17,126	0
	01/2017		BRL	897,900	$		210,787	0	(20,526)
FBF	04/2016			1,197,425			301,163	18	(31,875)
	04/2016	$		336,459		BRL	1,197,425	0	(3,439)
	05/2016		MYR	329,076	$		74,570	0	(10,295)
	05/2016	$		27,310		TWD	905,327	856	0
	06/2016		EUR	500,000	$		685,010	114,850	0
GLM	04/2016		BRL	4,432,125			1,251,143	18,508	0
	04/2016		CAD	686,865			504,572	0	(24,300)
	04/2016		JPY	38,981,500			347,414	1,051	0
	04/2016	$		1,323		AUD	1,843	89	0
	04/2016			1,106,076		BRL	4,432,125	126,559	0
	04/2016			54,452		CAD	73,641	2,250	0
	04/2016			58,009		GBP	41,230	1,207	0
	05/2016		EUR	273,128	$		299,640	0	(11,515)
	05/2016		MXN	4,702,400			269,500	704	(2,241)
	05/2016		TWD	4,322,337			128,564	0	(5,909)
	05/2016	$		161,782		JPY	18,143,800	0	(437)
	05/2016			257,542		MXN	4,596,273	7,385	0
	05/2016			33,039		MYR	140,994	3,322	0
	05/2016			28,824		THB	1,052,364	1,055	0
	06/2016		MXN	773,924	$		47,190	2,713	0
	09/2016	$		135,489		CNH	919,019	5,517	0
	10/2016		BRL	855,000	$		202,287	0	(23,414)
	10/2016		CNH	919,019			135,289	0	(5,615)
	10/2016	$		274,203		CNH	1,874,999	13,272	0
HUS	04/2016		BRL	4,000,000	$		1,123,681	11,269	(43)
	04/2016		DKK	315,830			46,347	0	(1,883)
	04/2016	$		999,132		BRL	4,000,000	113,323	0
	04/2016			3,405,769		JPY	383,319,348	151	0
	05/2016		JPY	383,319,348	$		3,407,968	0	(727)
	05/2016		MXN	692,461			39,389	0	(524)
	05/2016		MYR	364,073			86,231	0	(7,659)
	05/2016		THB	5,272,293			144,565	0	(5,126)
	05/2016		TWD	3,753,436			112,043	0	(4,732)
	05/2016	$		20,966		BRL	76,098	30	0
	05/2016			764,715		EUR	681,630	11,817	0
	05/2016			19,217		KRW	23,060,400	887	0
	05/2016			200,199		MXN	3,577,051	5,980	0
	05/2016			245,384		MYR	1,045,480	24,234	0
	09/2016		CNH	606,854	$		92,185	0	(947)
	09/2016		CZK	1,376,312			57,368	0	(846)
	09/2016	$		340,680		CNH	2,316,365	14,903	0
	10/2016		BRL	850,000	$		206,788	0	(17,593)
	10/2016		CNH	2,075,433			314,367	0	(3,839)
	12/2016			347,534			52,304	0	(780)
IND	04/2016		BRL	500,000			138,408	0	(649)
	04/2016	$		140,493		BRL	500,000	0	(1,436)
	04/2016			1,154,238		JPY	129,089,952	0	(7,230)
	05/2016		KRW	29,739,147	$		24,644	0	(1,283)
	05/2016		THB	883,344			24,089	0	(991)
	05/2016	$		137,502		BRL	500,000	448	0
	05/2016			22,843		KRW	27,381,904	1,029	0
	05/2016			85,890		MYR	358,190	6,483	0
	10/2016		BRL	400,000	$		101,523	0	(4,068)
	12/2016		CNH	1,329,100			200,000	0	(3,015)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	04/2016		BRL	4,606,806	$		1,297,751	$31,914	$(15,379)
	04/2016		CAD	237,689			181,179	0	(1,836)
	04/2016		CZK	218,000			8,711	0	(462)
	04/2016		GBP	265,628			374,262	570	(7,816)
	04/2016		JPY	296,435,600			2,609,333	0	(24,596)
	04/2016		RUB	2,942,104			37,462	0	(6,189)
	04/2016	$		1,178,539		BRL	4,606,806	102,677	0
	04/2016			1,130,534		CAD	1,530,855	48,191	0
	04/2016			48,459		GBP	33,883	205	0
	04/2016			159,813		JPY	18,143,800	1,401	0
	04/2016			267,738		MXN	4,644,727	497	0
	05/2016		CAD	146,198	$		112,146	0	(427)
	05/2016		DKK	315,830			48,271	0	(13)
	05/2016		EUR	398,664			437,698	0	(16,471)
	05/2016		KRW	80,157,807			66,118	0	(3,765)
	05/2016		MYR	1,424,773			323,677	0	(43,756)
	05/2016		THB	2,558,238			70,890	0	(1,743)
	05/2016		TWD	4,322,284			128,920	0	(5,552)
	05/2016	$		446		BRL	1,641	7	0
	05/2016			792,835		EUR	720,954	28,496	0
	05/2016			496,635		JPY	55,693,100	0	(1,381)
	05/2016			72,871		KRW	88,481,277	4,268	0
	05/2016			51,740		MYR	222,682	5,687	0
	05/2016			222,584		THB	7,991,194	4,302	0
	05/2016			120,585		TWD	4,043,858	5,225	0
	07/2016		BRL	2,901,476	$		734,456	0	(52,343)
	07/2016	$		419,885		BRL	1,639,650	24,742	0
	09/2016		CNH	1,696,583	$		257,779	0	(2,621)
	09/2016		CZK	580,632			24,197	0	(362)
	09/2016	$		251,858		CNH	1,710,920	10,698	0
	10/2016		BRL	4,569,655	$		1,121,186	7,189	(92,289)
	10/2016		CNH	210,995			31,140	0	(1,210)
	10/2016	$		458,571		BRL	1,753,100	4,208	0
	12/2016		CNH	1,448,537	$		217,596	0	(3,691)
	01/2018	$		4,214		BRL	14,509	0	(803)
MSB	04/2016		BRL	1,825,761	$		478,507	9,557	(38,819)
	04/2016		GBP	329,569			457,847	0	(15,496)
	04/2016	$		481,326		BRL	1,825,761	28,851	(2,408)
	05/2016		GBP	635,156	$		913,032	711	0
	05/2016		RUB	5,065,289			65,477	0	(9,027)
	06/2016	$		100,491		MXN	1,753,443	279	0
	07/2016		BRL	473,927	$		111,309	0	(17,239)
	10/2016			1,978,330			489,535	0	(32,700)
	10/2016	$		629,787		BRL	2,464,961	20,907	0
	12/2016		CNH	148,482	$		22,318	0	(365)
	12/2016	$		200,000		CNH	1,374,100	9,888	0
NAB	04/2016		AUD	170	$		122	0	(8)
	04/2016	$		142,603		AUD	185,584	0	(343)
	05/2016		AUD	185,584	$		142,413	343	0
	05/2016	$		2,934,642		EUR	2,599,214	26,454	0
	06/2016		EUR	900,000	$		1,235,823	209,264	0
NGF	04/2016		BRL	2,631,087			687,970	15,064	(58,835)
	04/2016	$		739,298		BRL	2,631,087	0	(7,556)
	05/2016		KRW	28,085,889	$		23,177	0	(1,309)
	05/2016		MXN	759,901			43,148	0	(652)
	05/2016	$		280,270		MYR	1,194,393	27,751	0
	05/2016			182,986		THB	6,565,377	3,418	0
	05/2016			68,705		TWD	2,311,009	3,194	0
	07/2016			250,000		BRL	1,027,125	28,527	0

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	09/2016	$		49,801		CNH	338,547	$2,142	$0
	10/2016		BRL	437,000	$		111,385	469	(4,443)
	10/2016	$		250,000		BRL	1,059,625	29,717	0
RBC	04/2016		MXN	1,293,489	$		80,110	5,410	0
RYL	05/2016			524,991			29,934	0	(316)
	05/2016	$		16,804		MYR	70,325	1,332	0
SCX	04/2016		CAD	879,605	$		650,169	0	(27,108)
	04/2016		JPY	63,177,000			562,430	1,085	(4)
	04/2016	$		2,237		GBP	1,566	12	0
	05/2016		CHF	18,005	$		18,175	0	(582)
	05/2016		EUR	19,081			20,984	0	(754)
	05/2016		MYR	775,321			180,499	0	(19,448)
	05/2016		THB	3,705,216			101,285	0	(3,913)
	05/2016		TWD	1,340,972			40,125	0	(1,595)
	05/2016	$		1,302,114		EUR	1,169,987	30,767	0
	05/2016			774,056		JPY	87,022,500	0	(203)
	05/2016			22,778		KRW	27,481,657	1,181	0
	05/2016			275,833		MYR	1,192,267	31,640	0
	05/2016			1,296		THB	46,399	21	0
	05/2016			79,857		TWD	2,688,921	3,799	0
	06/2016		MXN	966,363	$		59,920	4,383	0
	07/2016		BRL	400,000			104,058	0	(4,410)
	09/2016		CNH	3,444,352			521,806	0	(6,703)
	09/2016	$		71,215		CNH	486,683	3,457	0
	10/2016		CNH	527,435	$		80,666	0	(200)
	10/2016	$		92,144		CNH	615,756	2,263	0
SOG	04/2016		BRL	998,750	$		250,000	0	(27,766)
	04/2016	$		280,634		BRL	998,750	0	(2,868)
	04/2016			86,406		RUB	6,758,447	13,869	0
	05/2016		MYR	76,088	$		17,195	0	(2,427)
	05/2016		RUB	3,427,977			47,709	0	(2,712)
	05/2016	$		80,192		MYR	343,736	8,454	0
	10/2016		BRL	450,000	$		101,672	0	(17,118)
	10/2016	$		250,000		BRL	1,050,000	27,177	0
TOR	04/2016		BRL	1,989,763	$		507,735	0	(45,645)
	04/2016	$		559,095		BRL	1,989,763	0	(5,714)
	05/2016			135,163			500,000	2,788	0
	07/2016			250,000			1,027,125	28,527	0
	10/2016		BRL	1,080,000	$		255,472	0	(29,624)
	10/2016	$		121,681		BRL	514,877	14,235	0
	01/2017		BRL	437,500	$		100,023	0	(12,684)
UAG	04/2016	$		189,670		JPY	21,383,000	325	0
	04/2016			69,243		RUB	5,408,560	11,003	0
	05/2016		MYR	935,783	$		220,091	0	(21,237)
	05/2016		PHP	257,099			5,353	0	(228)
	05/2016		THB	5,058,470			138,816	0	(4,804)
	05/2016		TWD	98,702			2,949	0	(122)
	05/2016	$		47,669		DKK	317,145	815	0
	05/2016			315,558		EUR	282,966	6,804	0
	05/2016			12,092		MYR	51,754	1,255	0
	05/2016			50,000		TWD	1,683,500	2,376	0
	07/2016		BRL	546,200	$		141,521	0	(6,593)
	09/2016		CNH	367,069			55,811	0	(541)
	09/2016	$		72,123		CNH	492,889	3,501	0
	10/2016		BRL	373,550	$		91,680	0	(6,929)
	10/2016		CNH	317,572			48,403	0	(287)

Total Forward Foreign Currency Contracts								$2,847,831	$(1,594,411)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$	11,839,400	$4,383	$477
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016		1,928,600	675	181
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		4,092,100	1,330	379
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		18,727,000	6,670	755
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016		1,492,500	522	164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018		184,000	19,530	9,304
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018		154,200	15,081	7,695
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018		1,384,800	19,664	26,561
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016		544,800	17,434	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016		1,270,700	35,929	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017		136,300	9,268	3,164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		292,500	28,968	15,286
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.130	06/30/2016		125,500	43	12
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		4,966,400	1,806	200

								$161,303	$64,213

Total Purchased Options								$161,303	$64,213

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$	145,300	$(342)	$(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	04/20/2016			145,300	(298)	(2)
BPS	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016		EUR	923,500	(2,563)	(4)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$		143,600	(244)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016			142,000	(305)	(3)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016		EUR	617,000	(1,784)	(8)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$	147,000	(312)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016			241,300	(456)	(5)
GST	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016		EUR	302,800	(765)	(1)

								$(7,069)	$(36)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.740	04/04/2016	AUD	177,610	$(724)	$(4,715)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	130,500	(7,106)	(1,734)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(2,362)
BRC	Call - OTC AUD versus USD	$	0.745	04/21/2016	AUD	100,200	(491)	(2,326)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016	$	10,400	(158)	0
CBK	Call - OTC AUD versus USD	$	0.744	04/01/2016	AUD	152,200	(515)	(3,511)
	Call - OTC AUD versus USD		0.748	04/22/2016		152,100	(668)	(3,237)
	Call - OTC USD versus CAD	CAD	1.372	04/21/2016	$	35,400	(181)	(13)
	Call - OTC USD versus CAD		1.374	04/28/2016		299,600	(1,648)	(191)
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		115,800	(1,287)	(3,639)
FBF	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR	351,500	(1,782)	(561)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	253,100	(13,228)	(7,634)
	Call - OTC USD versus MXN	MXN	18.050	04/13/2016		221,200	(2,872)	(182)
	Put - OTC USD versus MXN		18.200	04/14/2016		64,000	(594)	(3,384)
	Call - OTC USD versus MXN		18.300	04/14/2016		71,200	(507)	(30)
GLM	Call - OTC EUR versus USD	$	1.136	05/05/2016	EUR	323,600	(2,455)	(4,585)
	Call - OTC USD versus CAD	CAD	1.373	04/01/2016	$	170,100	(974)	0
	Put - OTC USD versus MXN	MXN	18.100	04/01/2016		166,400	(1,111)	(7,965)
	Put - OTC USD versus MXN		18.200	04/05/2016		140,100	(1,135)	(7,484)
	Call - OTC USD versus MXN		18.200	04/20/2016		64,100	(869)	(71)
	Call - OTC USD versus MXN		18.450	04/29/2016		61,700	(818)	(81)
	Call - OTC USD versus MXN		18.250	05/05/2016		93,300	(1,316)	(263)
	Call - OTC USD versus MXN		18.550	05/13/2016		183,900	(1,903)	(446)
HUS	Call - OTC AUD versus USD	$	0.743	04/04/2016	AUD	178,000	(728)	(4,195)
	Call - OTC USD versus CAD	CAD	1.371	04/01/2016	$	209,900	(1,170)	0
JPM	Call - OTC EUR versus USD	$	1.127	05/04/2016	EUR	55,800	(401)	(1,092)
	Call - OTC USD versus MXN	MXN	18.300	05/03/2016	$	212,600	(3,215)	(487)
	Call - OTC USD versus MXN		18.300	05/05/2016		57,500	(701)	(148)
MSB	Put - OTC USD versus CAD	CAD	1.341	04/04/2016		250,000	(1,595)	(8,116)
	Put - OTC USD versus CAD		1.340	04/05/2016		78,700	(497)	(2,497)
	Call - OTC USD versus MXN	MXN	18.500	04/15/2016		218,700	(1,984)	(57)
	Call - OTC USD versus MXN		18.300	05/05/2016		248,000	(3,186)	(637)
SCX	Call - OTC EUR versus USD	$	1.129	05/06/2016	EUR	497,900	(3,773)	(9,336)
SOG	Call - OTC EUR versus USD		1.133	05/03/2016		512,000	(3,802)	(8,001)
UAG	Put - OTC EUR versus USD		1.104	04/21/2016		452,300	(1,877)	(343)
	Put - OTC EUR versus USD		1.102	04/28/2016		26,600	(129)	(34)
	Call - OTC EUR versus USD		1.125	04/29/2016		283,900	(2,005)	(5,533)

							$(76,876)	$(94,890)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(267)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(726)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(106)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(226)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(96)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(115)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	$200,000	$(990)	$(101)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(53)

						$(71,048)	$(1,690)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016	$	2,854,100	$(5,137)	$(6,233)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		2,854,100	(3,568)	(1,846)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	04/18/2016		1,306,100	(4,277)	(957)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	06/14/2016	EUR	179,600	(642)	(643)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		179,600	(801)	(376)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.975	04/15/2016	$	671,200	(2,097)	(84)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		1,489,600	(34,724)	(11,437)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	273,800	(1,049)	(1,420)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		273,800	(988)	(452)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	$	1,384,800	(7,201)	(9,427)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018		1,384,800	(12,532)	(16,785)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	04/11/2016		597,600	(1,957)	(5)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/12/2016		5,180,100	(17,449)	(1)
	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/23/2016		12,070,100	(37,718)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017		600,400	(9,306)	(1,645)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		1,287,100	(28,717)	(9,882)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	04/25/2016		1,225,800	(7,692)	(390)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	114,900	(383)	(596)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		114,900	(479)	(190)

								$(176,717)	$(62,380)

Total Written Options								$(331,710)	$(158,996)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$63,856,000	AUD	0	EUR	0	$(425,259)
Sales	502,016	73,185,800		4,188,810		23,038,900	(806,436)
Closing Buys	(36,263)	(25,168,800)		(164,100)		(3,713,500)	141,239
Expirations	(330,651)	(59,481,600)		(2,289,300)		(10,755,805)	615,029
Exercised	(113,872)	(7,052,400)		(975,300)		(3,086,095)	134,691

Balance at End of Period	21,230	$45,339,000	AUD	760,110	EUR	5,483,500	$(340,736)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Kinder Morgan Energy Partners LP	(1.000)%	03/20/2020	2.093%	$	2,200	$150	$(61)	$89	$0
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.774		1,400	61	(30)	31	0

							$211	$(91)	$120	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.596%	$	300	$0	$3	$3	$0
	Brazil Government International Bond	1.000	06/20/2016	0.596		24,600	(71)	101	30	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		11,000	(167)	200	33	0
	Brazil Government International Bond	1.000	03/20/2017	0.778		8,600	(75)	96	21	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		19,000	(42)	123	81	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		32,300	269	(591)	0	(322)
	Mexico Government International Bond	1.000	12/20/2016	0.323		20,000	192	(87)	105	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(358)	529	171	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		171,300	(250)	712	462	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		70,000	(1,765)	633	0	(1,132)
	Morgan Stanley	1.000	12/20/2020	0.987		35,000	(59)	91	32	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	5,000	(549)	148	0	(401)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		93,600	(675)	915	240	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		50,000	(1,042)	1,027	0	(15)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.011%	$	60,000	$(90)	$78	$0	$(12)
	Mexico Government International Bond	1.000	09/20/2017	0.557		19,500	(280)	413	133	0
	Morgan Stanley	1.000	12/20/2020	0.987		9,800	(14)	23	9	0
	Petrobras Global Finance BV	1.000	06/20/2018	7.687		2,900	(419)	26	0	(393)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		47,700	(5,272)	(6,110)	0	(11,382)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		1,800	(276)	(183)	0	(459)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		10,000	(2,119)	(723)	0	(2,842)
	State Street Corp.	1.000	06/20/2016	0.324		76,000	1,131	(992)	139	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	6,800	(90)	107	17	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		39,000	(878)	866	0	(12)
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.899	$	20,000	229	(117)	112	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		37,000	(1,080)	580	0	(500)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.229		15,000	193	(444)	0	(251)
	Brazil Government International Bond	1.000	06/20/2016	0.596		21,200	(51)	77	26	0
	Brazil Government International Bond	1.000	09/20/2016	0.596		25,000	(719)	775	56	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		26,900	(895)	976	81	0
	China Government International Bond	1.000	12/20/2018	0.656		109,400	1,251	(204)	1,047	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		25,000	(12)	118	106	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		20,000	69	(73)	0	(4)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		37,500	(3,980)	753	0	(3,227)
	Mexico Government International Bond	1.000	09/20/2017	0.557		5,000	(112)	146	34	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		88,200	(219)	457	238	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		25,000	(454)	50	0	(404)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		37,300	(5,723)	(3,177)	0	(8,900)
	Prudential Financial, Inc.	1.000	03/20/2019	0.688		58,000	1,009	(461)	548	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	35,000	(3,410)	600	0	(2,810)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		4,500	(45)	57	12	0
	Volkswagen International Finance NV	1.000	03/20/2017	0.834		23,900	256	(203)	53	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		67,500	(1,430)	1,410	0	(20)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	BorgWarner, Inc.	1.000%	12/20/2020	0.781%	$	15,000	$(362)	$517	$155	$0
	Brazil Government International Bond	1.000	12/20/2016	0.629		15,000	(174)	219	45	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		10,000	23	(242)	0	(219)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.555		14,100	371	(167)	204	0
	China Government International Bond	1.000	12/20/2018	0.656		20,500	286	(90)	196	0
	China Government International Bond	1.000	03/20/2019	0.700		3,450	18	13	31	0
	China Government International Bond	1.000	06/20/2019	0.738		2,550	35	(13)	22	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		25,000	141	(390)	0	(249)
	ConocoPhillips	1.000	12/20/2020	2.001		8,900	(1,102)	711	0	(391)
	Devon Energy Corp.	1.000	12/20/2020	5.205		27,700	(4,180)	(464)	0	(4,644)
	Exelon Generation Co. LLC	1.000	12/20/2020	1.855		11,500	(953)	518	0	(435)
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.270		10,000	0	41	41	0
	General Motors Co.	5.000	09/20/2016	0.479		15,000	1,502	(1,155)	347	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		23,500	81	(86)	0	(5)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		7,000	(825)	223	0	(602)
	Mexico Government International Bond	1.000	06/20/2016	0.289		50,000	(48)	143	95	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		25,000	(707)	800	93	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		36,000	(654)	843	189	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		50,000	(1,065)	257	0	(808)
	Morgan Stanley	1.000	12/20/2020	0.987		20,000	(49)	67	18	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.739		15,000	299	(170)	129	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	9,700	(1,028)	249	0	(779)
	Volkswagen International Finance NV	1.000	03/20/2017	0.834		7,000	78	(63)	15	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		32,400	(718)	708	0	(10)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.243	$	5,000	91	(81)	10	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		10,000	8	(143)	0	(135)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.213		15,000	(251)	24	0	(227)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.229		75,000	(319)	(937)	0	(1,256)
	Brazil Government International Bond	1.000	06/20/2016	0.596		100,000	(168)	289	121	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		15,400	(279)	325	46	0
	China Government International Bond	1.000	12/20/2018	0.656		93,600	1,007	(112)	895	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		45,000	287	(736)	0	(449)
	Mexico Government International Bond	1.000	12/20/2016	0.323		25,000	(871)	1,002	131	0
	Mexico Government International Bond	1.000	03/20/2017	0.379		15,000	(165)	261	96	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2017	0.557%	$	46,700	$(762)	$1,082	$320	$0
	Mexico Government International Bond	1.000	03/20/2019	0.976		5,200	15	(10)	5	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.688		30,200	567	(282)	285	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.739		21,100	435	(254)	181	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		11,500	(43)	41	0	(2)
	MetLife, Inc.	1.000	12/20/2020	1.205		8,800	13	(92)	0	(79)
	Mexico Government International Bond	1.000	12/20/2016	0.323		15,000	127	(48)	79	0
	Morgan Stanley	1.000	12/20/2020	0.987		25,000	(49)	72	23	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	10,000	(1,036)	233	0	(803)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250	$	19,400	(2,805)	973	0	(1,832)
	Bank of America Corp.	1.000	12/20/2020	0.921		50,000	159	35	194	0
	Brazil Government International Bond	1.000	09/20/2016	0.596		47,500	(289)	395	106	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		56,500	(875)	1,045	170	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		85,000	261	(2,123)	0	(1,862)
	China Government International Bond	1.000	06/20/2017	0.345		15,000	260	(135)	125	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		40,000	47	123	170	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		21,100	112	(322)	0	(210)
	ConocoPhillips	1.000	12/20/2020	2.001		3,500	(446)	292	0	(154)
	Devon Energy Corp.	1.000	12/20/2020	5.205		45,000	(5,892)	(1,653)	0	(7,545)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		10,000	(944)	83	0	(861)
	MetLife, Inc.	1.000	06/20/2021	1.331		73,700	(1,207)	20	0	(1,187)
	Mexico Government International Bond	1.000	09/20/2016	0.289		20,000	(318)	392	74	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		3,300	(108)	131	23	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		10,000	(143)	211	68	0
	Morgan Stanley	1.000	12/20/2020	0.987		50,000	(159)	205	46	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.950		10,000	102	(62)	40	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		18,000	(1,940)	(2,355)	0	(4,295)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		100	(16)	(9)	0	(25)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		10,000	(2,156)	(686)	0	(2,842)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	12,000	(1,127)	164	0	(963)
HUS	China Government International Bond	1.000	06/20/2017	0.345	$	10,000	174	(91)	83	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		20,000	(502)	179	0	(323)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		19,900	(1,939)	(2,809)	0	(4,748)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		5,200	(949)	(376)	0	(1,325)
	U.S. Treasury Notes	0.250	12/20/2018	0.144	EUR	25,000	(86)	171	85	0
JPM	Brazil Government International Bond	1.000	06/20/2016	0.596	$	50,000	(84)	145	61	0

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Brazil Government International Bond	1.000%	09/20/2016	0.596%	$	99,000	$(1,137)	$1,359	$222	$0
	Brazil Government International Bond	1.000	12/20/2016	0.629		24,400	(390)	463	73	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		69,900	(132)	118	0	(14)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		17,500	(2,219)	713	0	(1,506)
	Mexico Government International Bond	1.000	09/20/2016	0.289		52,700	234	(39)	195	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		25,000	(889)	1,020	131	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		400	(13)	16	3	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(332)	503	171	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		65,000	(1,530)	479	0	(1,051)
	Morgan Stanley	1.000	12/20/2020	0.987		50,000	0	46	46	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		8,800	(993)	(1,107)	0	(2,100)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	10,000	(952)	149	0	(803)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		5,500	(53)	67	14	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		25,000	(465)	457	0	(8)
MBC	Mexico Government International Bond	1.000	09/20/2016	0.289	$	24,100	361	(272)	89	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		39,900	630	(421)	209	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		11,700	209	(126)	83	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		48,500	857	(525)	332	0
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250		46,500	(6,271)	1,880	0	(4,391)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		10,000	15	(234)	0	(219)
	China Government International Bond	1.000	06/20/2017	0.345		15,000	236	(111)	125	0
	Export-Import Bank of China	1.000	06/20/2016	0.397		40,000	(232)	298	66	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		5,000	(17)	16	0	(1)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		23,000	(3,789)	1,810	0	(1,979)
	MetLife, Inc.	1.000	12/20/2020	1.205		15,000	74	(208)	0	(134)
	Mexico Government International Bond	1.000	09/20/2016	0.289		63,900	(505)	742	237	0
	Mexico Government International Bond	1.000	03/20/2017	0.379		5,000	(55)	87	32	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		10,600	(356)	431	75	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(332)	503	171	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		94,500	(8,746)	(13,803)	0	(22,549)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	20,000	(2,035)	429	0	(1,606)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		15,000	(150)	189	39	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Volkswagen International Finance NV	1.000%	12/20/2017	1.033%	EUR	25,000	$(537)	$529	$0	$(8)
RYL	Mexico Government International Bond	1.000	09/20/2016	0.289	$	5,000	(139)	158	19	0
UAG	Mexico Government International Bond	1.000	09/20/2016	0.289		17,900	(78)	144	66	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		10,000	(135)	203	68	0

							$(89,182)	$(8,266)	$11,272	$(108,720)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	21,308	$(4,579)	$559	$0	$(4,020)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020		256,300	(473)	1,467	994	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057		413,100	(24,212)	5,652	0	(18,560)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		32,200	(3,452)	551	0	(2,901)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		1,000	(69)	24	0	(45)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		8,800	(832)	294	0	(538)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		13,500	(1,758)	542	0	(1,216)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063		124,900	(5,306)	2,765	0	(2,541)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047		14,100	(689)	251	0	(438)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		272,043	(15,021)	2,798	0	(12,223)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058		2,800	(228)	52	0	(176)
	MCDX-25 5-Year Index	1.000	12/20/2020		288,800	(533)	1,654	1,121	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047		42,500	(1,790)	471	0	(1,319)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		483,300	(29,173)	7,459	0	(21,714)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		20,300	(1,824)	584	0	(1,240)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		32,400	(3,990)	1,070	0	(2,920)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047		74,000	(3,879)	1,582	0	(2,297)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		46,900	(2,650)	543	0	(2,107)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		5,700	(612)	99	0	(513)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049		187,283	(1,288)	589	0	(699)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		57,000	(2,868)	307	0	(2,561)

						$(105,226)	$29,313	$2,115	$(78,028)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$	115,300	$0	$284	$284	$0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		63,200	0	169	169	0
	Pay	28-Day MXN-TIIE	6.920	11/28/2029	MXN	14,000	0	44	44	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029	$	100,000	0	14,904	14,904	0
DUB	Receive	3-Month USD-CPURNSA Index	2.660	08/19/2029		100,000	(13,100)	(1,803)	0	(14,903)
FBF	Pay	28-Day MXN-TIIE *	6.338	11/12/2019	MXN	3,503,000	0	3,575	3,575	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023		299,400	(734)	765	31	0
HUS	Pay	28-Day MXN-TIIE	5.470	04/26/2019		570,000	54	585	639	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	861	0	(180)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	290	252	0
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	49	49	0
MYC	Pay	28-Day MXN-TIIE	6.320	05/02/2024		18,400	27	9	36	0

							$(14,832)	$19,732	$19,983	$(15,083)

Total Swap Agreements							$(209,029)	$40,688	$33,490	$(201,831)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(q)	Securities with an aggregate market value of $325,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$10,941	$0	$0	$10,941	$(31,635)	$0	$0	$(31,635)	$(20,694)	$18,260	$(2,434)
BOA	545,654	0	1,675	547,329	(109,867)	(17,852)	(1,870)	(129,589)	417,740	(434,835)	(17,095)
BPS	118,980	0	298	119,278	(129,256)	(1,023)	(15,100)	(145,379)	(26,101)	29,357	3,256
BRC	134,345	0	2,313	136,658	(8,049)	(2,342)	(20,136)	(30,527)	106,131	(107,400)	(1,269)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Deriv atives	Collateral (Received)/ Pledged	Net Exposure (6)
CBK	$155,175	$658	$17,478	$173,311	$(194,127)	$(12,010)	$(8,142)	$(214,279)	$(40,968)	$38,319	$(2,649)
DUB	489,534	0	2,090	491,624	(214,626)	(211)	(38,431)	(253,268)	238,356	(337,560)	(99,204)
FBF	115,724	0	3,677	119,401	(45,609)	(11,791)	(2,683)	(60,083)	59,318	(66,700)	(7,382)
GLM	183,632	18,297	31	201,960	(73,431)	(34,204)	0	(107,635)	94,325	(76,880)	17,445
GST	0	0	2,137	2,137	0	(1)	(37,154)	(37,155)	(35,018)	36,245	1,227
HUS	182,594	0	1,108	183,702	(44,699)	(4,195)	(6,576)	(55,470)	128,232	(106,396)	21,836
IND	7,960	0	0	7,960	(18,672)	0	0	(18,672)	(10,712)	15,506	4,794
JPM	280,277	26,561	1,005	307,843	(282,705)	(28,098)	(5,482)	(316,285)	(8,442)	11,818	3,376
JPS	0	0	0	0	0	0	(27,193)	(27,193)	(27,193)	25,589	(1,604)
MBC	0	0	713	713	0	0	0	0	713	(830)	(117)
MEI	0	0	0	0	0	0	(4,917)	(4,917)	(4,917)	5,217	300
MSB	70,193	0	0	70,193	(116,054)	(11,307)	0	(127,361)	(57,168)	56,843	(325)
MYC	0	18,485	812	19,297	0	(12,715)	(34,147)	(46,862)	(27,565)	21,846	(5,719)
NAB	236,061	0	0	236,061	(351)	0	0	(351)	235,710	(226,600)	9,110
NGF	110,282	212	0	110,494	(72,795)	0	0	(72,795)	37,699	(44,077)	(6,378)
RBC	5,410	0	0	5,410	0	0	0	0	5,410	(5,344)	66
RYL	1,332	0	19	1,351	(316)	0	0	(316)	1,035	(1,010)	25
SCX	78,608	0	0	78,608	(64,920)	(9,336)	0	(74,256)	4,352	0	4,352
SOG	49,500	0	0	49,500	(52,891)	(8,001)	0	(60,892)	(11,392)	7,987	(3,405)
TOR	45,550	0	0	45,550	(93,667)	0	0	(93,667)	(48,117)	32,363	(15,754)
UAG	26,079	0	134	26,213	(40,741)	(5,910)	0	(46,651)	(20,438)	18,704	(1,734)

Total Over the Counter	$2,847,831	$64,213	$33,490	$2,945,534	$(1,594,411)	$(158,996)	$(201,831)	$(1,955,238)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$85,340	$85,340
Swap Agreements	0	0	0	0	10,229	10,229

	$0	$0	$0	$0	$95,569	$95,569

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,847,831	$0	$2,847,831
Purchased Options	0	0	0	0	64,213	64,213
Swap Agreements	0	13,507	0	0	19,983	33,490

	$0	$13,507	$0	$2,847,831	$84,196	$2,945,534

	$0	$13,507	$0	$2,847,831	$179,765	$3,041,103

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,979	$7,979
Futures	0	0	0	0	43,310	43,310
Swap Agreements	0	15	0	0	124,718	124,733

	$0	$15	$0	$0	$176,007	$176,022

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,594,411	$0	$1,594,411
Written Options	0	36	0	94,890	64,070	158,996
Swap Agreements	0	186,748	0	0	15,083	201,831

	$0	$186,784	$0	$1,689,301	$79,153	$1,955,238

	$0	$186,799	$0	$1,689,301	$255,160	$2,131,260

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,651)	$(1,651)
Written Options	0	0	0	0	126,233	126,233
Futures	0	0	0	0	(348,001)	(348,001)
Swap Agreements	0	(27,456)	0	0	(1,410,826)	(1,438,282)

	$0	$(27,456)	$0	$0	$(1,634,245)	$(1,661,701)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,743,059	$0	$2,743,059
Purchased Options	0	0	0	(823)	(42,963)	(43,786)
Written Options	0	4,276	0	274,412	277,492	556,180
Swap Agreements	0	(100,982)	0	0	65,140	(35,842)

	$0	$(96,706)	$0	$3,016,648	$299,669	$3,219,611

	$0	$(124,162)	$0	$3,016,648	$(1,334,576)	$1,557,910

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(183)	$(183)
Written Options	0	0	0	0	1,047	1,047
Futures	0	0	0	0	(289,922)	(289,922)
Swap Agreements	0	1,935	0	0	(112,052)	(110,117)

	$0	$1,935	$0	$0	$(401,110)	$(399,175)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,061,449)	$0	$(3,061,449)
Purchased Options	0	0	0	1,036	(73,252)	(72,216)
Written Options	0	7,033	0	(84,820)	(52,359)	(130,146)
Swap Agreements	0	200,579	0	0	(35,570)	165,009

	$0	$207,612	$0	$(3,145,233)	$(161,181)	$(3,098,802)

	$0	$209,547	$0	$(3,145,233)	$(562,291)	$(3,497,977)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$161,472	$21	$161,493
Corporate Bonds & Notes
Banking & Finance	0	14,151,171	310,268	14,461,439
Industrials	0	2,193,073	2,366	2,195,439
Utilities	0	1,502,062	0	1,502,062
Municipal Bonds & Notes
California	0	1,924,590	0	1,924,590
Connecticut	0	4,505	0	4,505
Georgia	0	168,633	0	168,633
Illinois	0	473,419	0	473,419
Iowa	0	30,723	0	30,723
Louisiana	0	27,190	0	27,190
Massachusetts	0	24,000	0	24,000
Michigan	0	261	0	261
Nebraska	0	12,387	0	12,387
Nevada	0	9,061	0	9,061
New Jersey	0	3,207	0	3,207
New York	0	166,597	0	166,597
Ohio	0	390,096	0	390,096
Pennsylvania	0	57,690	0	57,690
Rhode Island	0	189	0	189
Tennessee	0	7,989	0	7,989
Texas	0	92,994	0	92,994
Utah	0	843	0	843
Washington	0	420	0	420
West Virginia	0	123,835	0	123,835
U.S. Government Agencies	0	32,160,580	87,618	32,248,198
U.S. Treasury Obligations	0	38,576,168	0	38,576,168
Non-Agency Mortgage-Backed Securities	0	8,445,104	97,254	8,542,358
Asset-Backed Securities	0	3,351,246	35,402	3,386,648
Sovereign Issues	0	5,388,153	0	5,388,153
Preferred Securities
Banking & Finance	115	4,110	0	4,225
Short-Term Instruments
Certificates of Deposit	0	480,283	0	480,283
Commercial Paper	74,917	1,219,528	0	1,294,445
Repurchase Agreements	0	1,900	0	1,900
Short-Term Notes	0	499,161	0	499,161
Czech Republic Treasury Bills	0	109,410	0	109,410
Japan Treasury Bills	0	70,824	0	70,824
Mexico Treasury Bills	0	11,912	0	11,912
U.S. Treasury Bills	0	198,355	0	198,355
	$75,032	$112,043,141	$532,929	$112,651,102

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,893,236	$0	$0	$3,893,236

Total Investments	$3,968,268	$112,043,141	$532,929	$116,544,338

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,549)	$0	$(38,549)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	85,131	10,229	0	95,360
Over the counter	0	2,945,395	139	2,945,534
	$85,131	$2,955,624	$139	$3,040,894

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42,660)	(132,712)	0	(175,372)
Over the counter	0	(1,955,238)	0	(1,955,238)
	$(42,660)	$(2,087,950)	$0	$(2,130,610)

Totals	$4,010,739	$112,872,266	$533,068	$117,416,073

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$0	$(19,258)	$0	$0	$11	$0	$0	$21	$0
Corporate Bonds & Notes
Banking & Finance	439,357	7,844	(6,667)	85	(18)	(3,127)	0	(127,206)	310,268	(4,450)
Industrials	55,446	4,427	(10,419)	(167)	7	(2,517)	0	(44,411)	2,366	(216)
Utilities	12	0	(12)	0	0	0	0	0	0	0
U.S. Government Agencies	19,031	73,002	(4,605)	(103)	(41)	334	0	0	87,618	199
Non-Agency Mortgage-Backed Securities	257,706	159	(42,663)	(163)	(1,082)	(7,088)	0	(109,615)	97,254	(4,502)
Asset-Backed Securities	0	35,400	0	0	0	2	0	0	35,402	2
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$120,832	$(307,653)	$510	$(1,134)	$(11,113)	$0	$(281,232)	$532,929	$(8,967)

Financial Derivative Instruments - Assets
Over the counter	$795	$0	$0	$0	$0	$(656)	$0	$0	$139	$(656)

Totals	$1,013,514	$120,832	$(307,653)	$510	$(1,134)	$(11,769)	$0	$(281,232)	$533,068	$(9,623)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

March 31, 2016

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$21	Proxy Pricing	Base Price	99.71
Corporate Bonds & Notes
Banking & Finance	310,268	Proxy Pricing	Base Price	98.50-112.38
Industrials	2	Proxy Pricing	Base Price	0.45
	2,364	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	87,618	Proxy Pricing	Base Price	94.50-107.00
Non-Agency Mortgage-Backed Securities	107	Proxy Pricing	Base Price	80.92-99.75
	97,147	Third Party Vendor	Broker Quote	71.00-101.18
Asset-Backed Securities	35,402	Proxy Pricing	Base Price	100.00

Financial Derivative Instruments - Assets
Over the counter	139	Indicative Market Quotation	Broker Quote	0.15

Total	$533,068

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

ANNUAL REPORT	MARCH 31, 2016	51

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

52	PIMCO TOTAL RETURN FUND

March 31, 2016

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

54	PIMCO TOTAL RETURN FUND

March 31, 2016

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

56	PIMCO TOTAL RETURN FUND

March 31, 2016

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from

58	PIMCO TOTAL RETURN FUND

March 31, 2016

a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$376,943	$43,162	$(420,150)	$134	$(89)	$0	$362	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$10,620,018	$57,751,863	$(64,472,778)	$(5,873)	$6	$3,893,236	$26,563	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed

60	PIMCO TOTAL RETURN FUND

March 31, 2016

or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

(the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

62	PIMCO TOTAL RETURN FUND

March 31, 2016

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

64	PIMCO TOTAL RETURN FUND

March 31, 2016

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect

ANNUAL REPORT	MARCH 31, 2016	65

Notes to Financial Statements (Cont.)

the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market

66	PIMCO TOTAL RETURN FUND

March 31, 2016

conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would

ANNUAL REPORT	MARCH 31, 2016	67

Notes to Financial Statements (Cont.)

effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into

68	PIMCO TOTAL RETURN FUND

March 31, 2016

the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

ANNUAL REPORT	MARCH 31, 2016	69

Notes to Financial Statements (Cont.)

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments in disadvantageous time or prices, thereby adversely affecting the Fund.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also

70	PIMCO TOTAL RETURN FUND

March 31, 2016

decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and

ANNUAL REPORT	MARCH 31, 2016	71

Notes to Financial Statements (Cont.)

Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

72	PIMCO TOTAL RETURN FUND

March 31, 2016

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

ANNUAL REPORT	MARCH 31, 2016	73

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and

74	PIMCO TOTAL RETURN FUND

March 31, 2016

approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$2,584,517	$3,588,178

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against

ANNUAL REPORT	MARCH 31, 2016	75

Notes to Financial Statements (Cont.)

the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$534,965,018	$539,173,574	$17,391,967	$22,507,418

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	1,473,103	$15,561,304	1,975,507		$21,527,278
Class P	132,699	1,375,431	340,109		3,715,500
Administrative Class	160,326	1,698,838	497,195		5,411,126
Class D	69,144	724,407	158,692		1,725,981
Class A	108,435	1,130,224	309,944	^	3,369,322	^
Class B	0	0	94		1,008
Class C	23,992	248,612	25,649		278,786
Class R	19,767	206,459	33,056		359,791

Issued as reinvestment of distributions
Institutional Class	371,378	3,809,865	413,012		4,465,949
Class P	21,362	219,257	21,345		230,500
Administrative Class	46,403	476,962	92,595		999,416
Class D	36,498	374,364	38,805		419,388
Class A	46,197	474,313	55,132		595,202
Class B	0	0	39		429
Class C	18,049	184,580	14,796		159,335
Class R	9,001	92,245	9,489		102,293

76	PIMCO TOTAL RETURN FUND

March 31, 2016

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(2,402,990)	$(25,277,491)	(9,876,017)	$(107,508,428)
Class P	(246,682)	(2,591,956)	(666,125)	(7,259,734)
Administrative Class	(1,084,466)	(11,564,941)	(1,650,875)	(17,936,013)
Class D	(219,964)	(2,303,039)	(904,050)	(9,843,986)
Class A	(503,162)	(5,281,016)	(1,185,681)	(12,910,515)
Class B	0	0	(12,789)^	(139,305)^
Class C	(121,869)	(1,275,048)	(317,099)	(3,454,042)
Class R	(72,468)	(759,933)	(133,095)	(1,445,375)
Net increase (decrease) resulting from Fund share transactions	(2,115,247)	$(22,476,563)	(10,760,272)	$(117,136,094)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 2,300 Class B shares in the amount of $24,964 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

On December 31, 2014, a lawsuit was filed in the United States District Court for the Western District of Washington by Robert Kenny, an investor in the PIMCO Total Return Fund, against PIMCO and the Distributor (collectively, the “PIMCO 36(b) Parties”). The complaint purports to be brought derivatively on behalf of the PIMCO Total Return Fund, and alleges that the PIMCO 36(b) Parties violated Section 36(b) of the Investment Company Act of 1940 by receiving excessive compensation from the PIMCO Total Return Fund. The plaintiff seeks injunctive and declaratory relief; rescission of the investment advisory, supervisory and administrative and distribution agreements; recovery of fees paid to the PIMCO 36(b) Parties by the PIMCO Total Return Fund for the period beginning one year prior to the filing of the complaint through trial; and reduced fees going forward. The PIMCO 36(b) Parties believe the claims are without merit and intend to vigorously defend the action. In addition, the PIMCO 36(b) Parties believe that the matter is unlikely to have a material adverse effect on the PIMCO Total Return Fund or on PIMCO’s or the Distributor’s ability to perform their respective services relating to the PIMCO Total Return Fund.

On January 28, 2015, a purported class action lawsuit was filed in the United States District Court for the Central District of California by William Hampton, an investor in the PIMCO Total Return Fund, against PIMCO, the Distributor and the PIMCO Total Return Fund. As originally filed, the complaint alleged that the named defendants violated Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder due to alleged misrepresentations in connection with the management of the PIMCO Total Return Fund and sought compensatory damages, pre-judgment and post-judgment interest, and extraordinary, equitable and/or injunctive relief as permitted by law. On July 6, 2015, the plaintiff filed an amended complaint, which superseded the original filing and principally alleged that the PIMCO Total Return Fund improperly invested in emerging markets in excess of its prospectus guidelines, and added as additional parties the PIMCO Funds trust and those persons who served as trustees (the “Named Trustees”) to PIMCO Funds during the relevant period (PIMCO, PIMCO Funds and the Named Trustees are collectively referred to herein as the “PIMCO Class Action Parties”). The Distributor and the PIMCO Total Return Fund were no longer named as defendants. The amended complaint asserted claims for breach of contract against the PIMCO Funds trust, breach of trust and breach of the covenant of good faith and fair dealing against the Named

ANNUAL REPORT	MARCH 31, 2016	77

Notes to Financial Statements (Cont.)

Trustees, and aiding and abetting breaches of trust and/or fiduciary duty against PIMCO, and principally sought in relief unspecified damages, interest, a reduction and/or denial of compensation to the Named Trustees, suspension and/or removal of the Named Trustees, and other equitable and/ or injunctive relief. On November 2, 2015, the United States District Court for the Central District of California granted the PIMCO Class Action Parties’ motion to dismiss, and each of the causes of action was dismissed with prejudice. On November 30, 2015, the plaintiff filed a notice of appeal of the order granting the PIMCO Class Action Parties’ motion to dismiss with the United States Court of Appeals for the Ninth Circuit.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

78	PIMCO TOTAL RETURN FUND

March 31, 2016

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Total Return Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral— Capital (4)	Qualified Late-Year Loss Deferral— Ordinary (5)
$0	$0	$(52,635)	$(445,839)	$(197,087)	$0	$(1,681,214)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), interest-only securities, and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(6):

PIMCO Total Return Fund

Short-Term	Long-Term
$0	$197,087

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Total Return Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$113,923,813	$3,449,513	$(828,988)	$2,620,525
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest-only basis adjustments, passive foreign investment companies (PIFCs), convertible preferred securities, and Lehman securities for federal income tax purposes.

ANNUAL REPORT	MARCH 31, 2016	79

Notes to Financial Statements (Cont.)

March 31, 2016

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2016			March 31, 2015
	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
PIMCO Total Return Fund	$2,575,999	$3,152,448	$466,258	$6,464,112	$1,196,390	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

80	PIMCO TOTAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Total Return Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	81

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPS	JPMorgan Securities, Inc.
BCY	Barclays Capital, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NAB	National Australia Bank Ltd.
DBL	Deutsche Bank AG London	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GST	Goldman Sachs International	SOG	Societe Generale
HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

82	PIMCO TOTAL RETURN FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

PIMCO Total Return Fund

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
0.00%	0.37%	$2,185,666	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	83

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

84	PIMCO TOTAL RETURN FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2016	85

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

86	PIMCO TOTAL RETURN FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2016	87

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

88	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3016AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO TRENDS Managed Futures Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

The PIMCO TRENDS Managed Futures Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, issuer non-diversification risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, short sale risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1.00% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements.

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	(5.15)%	7.29%
PIMCO TRENDS Managed Futures Strategy Fund Class P	(5.32)%	7.12%
PIMCO TRENDS Managed Futures Strategy Fund Administrative Class	(5.39)%	7.01%
PIMCO TRENDS Managed Futures Strategy Fund Class D	(5.51)%	6.90%
PIMCO TRENDS Managed Futures Strategy Fund Class A	(5.54)%	6.91%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(10.75)%	4.26%
PIMCO TRENDS Managed Futures Strategy Fund Class C	(6.26)%	6.09%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	(7.14)%	6.09%
3 Month USD LIBOR Index	0.37%	0.30%
Lipper Alternative Managed Futures Funds Average	(4.85)%	4.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.43% for the Institutional Class shares, 1.53% for Class P shares, 1.68% for Administrative Class shares, 1.83% for Class D shares, 1.83% for Class A shares and 2.58% for Class C shares.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	Class P - PQTPX	Administrative Class - PQTOX	Class D - PQTDX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown†

Corporate Bonds & Notes	54.2%
Short-Term Instruments‡	19.6%
Sovereign Issues	7.7%
Asset-Backed Securities	7.0%
U.S. Government Agencies	6.2%
Other	5.3%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Sharp reversals in the euro led to losses, as the Fund can be exposed to changes in the direction of securities that occur after trend positions are initiated.

»	Long positions in Japanese interest rates contributed to performance, as yields declined.

»	Long positions in gold in the first quarter of 2016 contributed to performance, as gold rallied.

»	Short positions in the Canadian dollar in late 2015 contributed to performance, as the currency depreciated relative to the U.S. dollar.
»	The Fund changed direction of its holding of U.S. equities during the second half of 2015 as they experienced reversals, which detracted from performance.

»	Long positions in European 10-year interest rates in the second quarter of 2015 hurt performance, as those interest rates moved sharply higher following a long period of declining yields.

»	The collateral portfolio contributed positively to returns, driven by gains from short-term corporate bonds.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,003.70	$5.81	$1,000.00	$1,019.20	$5.86	1.16%
Class P	1,000.00	1,002.50	6.31	1,000.00	1,018.70	6.36	1.26
Administrative Class	1,000.00	1,001.90	7.06	1,000.00	1,017.95	7.11	1.41
Class D	1,000.00	1,001.60	7.81	1,000.00	1,017.20	7.87	1.56
Class A	1,000.00	1,001.90	7.81	1,000.00	1,017.20	7.87	1.56
Class C	1,000.00	997.60	11.54	1,000.00	1,013.45	11.63	2.31

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR Index

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)
Institutional Class
03/31/2016	$11.18	$(0.03)	$(0.58)	$(0.61)	$(0.67)	$(0.07)
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00
Class P
03/31/2016	11.16	(0.06)	(0.57)	(0.63)	(0.62)	(0.07)
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00
Administrative Class
03/31/2016	11.16	(0.02)	(0.62)	(0.64)	(0.64)	(0.07)
03/31/2015	10.15	0.29	1.83	2.12	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.17	0.15	0.00	0.00
Class D
03/31/2016	11.14	(0.01)	(0.64)	(0.65)	(0.64)	(0.07)
03/31/2015	10.16	(0.09)	2.18	2.09	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00
Class A
03/31/2016	11.15	(0.08)	(0.57)	(0.65)	(0.63)	(0.07)
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00
Class C
03/31/2016	11.07	(0.16)	(0.56)	(0.72)	(0.57)	(0.07)
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.74)	$9.83	(5.15)%	$240,075	1.15%		1.46%		1.15%		1.46%		(0.33)%	49%
(1.13)	11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)	40
0.00	10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51)*	69

(0.69)	9.84	(5.32)	1,101	1.25		1.56		1.25		1.56		(0.55)	49
(1.12)	11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18	40
0.00	10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63)*	69

(0.71)	9.81	(5.39)	39	1.40		1.71		1.40		1.71		(0.22)	49
(1.11)	11.16	21.26	126	1.40		1.65		1.40		1.65		0.84	40
0.00	10.15	1.50	10	1.38	*	1.84	*	1.38	*	1.84	*	(0.79)*	69

(0.71)	9.78	(5.51)	92,732	1.55		1.86		1.55		1.86		(0.15)	49
(1.11)	11.14	21.00	38,802	1.55		1.80		1.55		1.80		(0.62)	40
0.00	10.16	1.60	340	1.53	*	1.99	*	1.53	*	1.99	*	(0.89)*	69

(0.70)	9.80	(5.54)	9,798	1.55		1.86		1.55		1.86		(0.78)	49
(1.11)	11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12	40
0.00	10.16	1.60	100	1.53	*	1.99	*	1.53	*	1.99	*	(1.09)*	69

(0.64)	9.71	(6.26)	4,590	2.30		2.61		2.30		2.61		(1.55)	49
(1.08)	11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57	40
0.00	10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63)*	69

ANNUAL REPORT	MARCH 31, 2016	15

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$292,956
Investments in Affiliates	29,545
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,114
Over the counter	27,823
Cash	14,291
Deposits with counterparty	11,108
Foreign currency, at value	3,225
Receivable for Fund shares sold	637
Interest and/or dividends receivable	932
Dividends receivable from Affiliates	27
Total Assets	381,658

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$973
Over the counter	22,159
Payable for investments in Affiliates purchased	27
Deposits from counterparty	9,402
Payable for Fund shares redeemed	331
Accrued investment advisory fees	288
Accrued supervisory and administrative fees	97
Accrued distribution fees	23
Accrued servicing fees	3
Accrued reimbursement to PIMCO	15
Other liabilities	5
Total Liabilities	33,323

Net Assets	$348,335

Net Assets Consist of:
Paid in capital	$363,926
(Overdistributed) net investment income	(5,238)
Accumulated undistributed net realized (loss)	(23,034)
Net unrealized appreciation	12,681
$348,335

Cost of investments in securities	$294,489
Cost of investments in Affiliates	$29,526
Cost of foreign currency held	$3,211
Cost or premiums of financial derivative instruments, net	$16

* Includes repurchase agreements of:	$23,000

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$240,075
Class P	1,101
Administrative Class	39
Class D	92,732
Class A	9,798
Class C	4,590
Shares Issued and Outstanding:
Institutional Class	24,414
Class P	112
Administrative Class	4
Class D	9,479
Class A	999
Class C	473
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.83
Class P	9.84
Administrative Class	9.81
Class D	9.78
Class A	9.80
Class C	9.71

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	17

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest	$3,814
Dividends from Investments in Affiliates	169
Total Income	3,983

Expenses:
Investment advisory fees	5,114
Supervisory and administrative fees	1,292
Distribution and/or servicing fees - Class D	183
Distribution fees - Class C	52
Servicing fees - Class A	35
Servicing fees - Class C	17
Trustee fees	2
Interest expense	20
Miscellaneous expense	21
Total Expenses	6,736
Waiver and/or Reimbursement by PIMCO	(1,317)
Net Expenses	5,419

Net Investment (Loss)	(1,436)

Net Realized (Loss):
Investments in securities	(775)
Exchange-traded or centrally cleared financial derivative instruments	(19,228)
Over the counter financial derivative instruments	(14,896)
Foreign currency	(5,117)

Net Realized (Loss)	(40,016)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(537)
Investments in Affiliates	18
Exchange-traded or centrally cleared financial derivative instruments	5,918
Over the counter financial derivative instruments	5,477
Foreign currency assets and liabilities	23

Net Change in Unrealized Appreciation	10,899

Net (Decrease) in Net Assets Resulting from Operations	$(30,553)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment (loss)	$(1,436)	$(1,488)
Net realized gain (loss)	(40,016)	70,670
Net change in unrealized appreciation (depreciation)	10,899	(1,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,553)	67,197

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(21,994)	(23,005)
Class P	(285)	(121)
Administrative Class	(2)	(3)
Class D	(4,680)	(4,789)
Class A	(798)	(290)
Class C	(400)	(292)
From net realized capital gains(a)
Institutional Class	(2,046)	(9,229)
Class P	(8)	(45)
Administrative Class	(0)	(1)
Class D	(704)	(2,041)
Class A	(81)	(109)
Class C	(36)	(127)

Total Distributions	(31,034)	(40,052)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(86,352)	190,750

Total Increase (Decrease) in Net Assets	(147,939)	217,895

Net Assets:
Beginning of year	496,274	278,379
End of year*	$348,335	$496,274

*Including undistributed (overdistributed) net investment income of:	$(5,238)	$28,968

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.1%

CORPORATE BONDS & NOTES 50.1%

BANKING & FINANCE 26.9%
Ally Financial, Inc.
3.500% due 07/18/2016	$1,000	$1,003
American Express Credit Corp.
0.924% due 09/22/2017	1,700	1,690
1.108% due 08/15/2019	1,000	980
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,021
Bank of America N.A.
1.040% due 05/08/2017	4,300	4,293
1.086% due 06/05/2017	2,800	2,797
Bank of Nova Scotia
1.950% due 01/30/2017	200	202
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.550% due 09/09/2016	2,000	2,004
1.652% due 09/14/2018	2,500	2,505
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	642
BPCE S.A.
1.272% due 06/17/2017	3,700	3,695
Citigroup, Inc.
0.906% due 06/09/2016	1,000	999
1.929% due 10/26/2020	1,000	998
Corp. Andina de Fomento
1.168% due 01/29/2018	9,000	8,973
Credit Agricole S.A.
1.213% due 06/02/2017	2,000	1,994
Credit Suisse AG
1.308% due 01/29/2018	1,500	1,492
DBS Bank Ltd.
1.232% due 07/15/2021	2,000	1,995
Ford Motor Credit Co. LLC
1.462% due 03/12/2019	1,000	976
1.549% due 11/04/2019	3,000	2,896
1.557% due 01/09/2018	1,000	989
General Motors Financial Co., Inc.
1.977% due 04/10/2018	1,700	1,685
2.182% due 01/15/2020	4,000	3,860
Goldman Sachs Group, Inc.
1.779% due 04/23/2020	1,500	1,492
HSBC Finance Corp.
1.065% due 06/01/2016	750	750
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	3,500	3,537
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,339
International Lease Finance Corp.
5.750% due 05/15/2016	3,000	3,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KEB Hana Bank
1.746% due 11/09/2016	$1,350	$1,352
3.500% due 10/25/2017	1,000	1,031
Kookmin Bank
1.867% due 10/11/2016	500	501
Macquarie Bank Ltd.
5.000% due 02/22/2017	4,000	4,127
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,724
MUFG Americas Holdings Corp.
1.190% due 02/09/2018	2,000	1,988
Nomura Holdings, Inc.
2.000% due 09/13/2016	2,500	2,508
PACCAR Financial Corp.
1.236% due 12/06/2018	3,475	3,484
Santander Bank N.A.
1.551% due 01/12/2018	1,500	1,487
Santander Holdings USA, Inc.
4.625% due 04/19/2016	2,900	2,904
Sumitomo Mitsui Banking Corp.
1.359% due 07/23/2018	400	398
UBS AG
0.998% due 08/14/2017	2,000	1,990
1.258% due 08/14/2019	3,000	2,976
Wachovia Corp.
0.992% due 10/15/2016	1,500	1,500
5.750% due 02/01/2018	600	646
Wells Fargo & Co.
1.032% due 09/14/2018	3,500	3,476
1.298% due 01/30/2020	500	496
Westpac Banking Corp.
1.005% due 12/01/2017	1,400	1,395

		93,798

INDUSTRIALS 16.1%
AbbVie, Inc.
1.750% due 11/06/2017	3,000	3,015
Actavis Funding SCS
1.712% due 03/12/2018	2,300	2,313
1.887% due 03/12/2020	2,000	1,994
2.350% due 03/12/2018	100	101
3.000% due 03/12/2020	900	928
Amgen, Inc.
0.998% due 05/22/2017	900	898
BAT International Finance PLC
1.144% due 06/15/2018	4,300	4,272
Baxalta, Inc.
1.404% due 06/22/2018	1,700	1,666
BMW U.S. Capital LLC
0.973% due 06/02/2017	1,400	1,396

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ConAgra Foods, Inc.
0.994% due 07/21/2016	$2,000	$1,999
CSX Corp.
5.600% due 05/01/2017	500	523
Daimler Finance North America LLC
1.068% due 05/18/2018	5,000	4,942
eBay, Inc.
1.350% due 07/15/2017	1,000	998
Enbridge, Inc.
1.083% due 06/02/2017	300	288
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,729
Hyundai Capital America
1.875% due 08/09/2016	300	301
Kia Motors Corp.
3.625% due 06/14/2016	3,000	3,011
KLA-Tencor Corp.
2.375% due 11/01/2017	600	603
Lowe’s Cos., Inc.
1.055% due 09/10/2019	1,500	1,498
Medtronic, Inc.
1.434% due 03/15/2020	1,000	998
MGM Resorts International
7.500% due 06/01/2016	1,000	1,009
Mylan, Inc.
1.800% due 06/24/2016	1,000	1,001
NBCUniversal Enterprise, Inc.
1.307% due 04/15/2018	1,000	999
Oracle Corp.
1.130% due 10/08/2019	2,600	2,601
Pearson Funding PLC
4.000% due 05/17/2016	1,900	1,905
Reynolds American, Inc.
2.300% due 06/12/2018	600	612
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	2,000	2,054
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	2,500	2,490
6.421% due 06/20/2016	2,000	2,022
Thermo Fisher Scientific, Inc.
2.150% due 12/14/2018	2,600	2,616
Tyson Foods, Inc.
2.650% due 08/15/2019	400	411
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	3,300	3,278
Volkswagen International Finance NV
1.058% due 11/18/2016	1,500	1,493

		55,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 7.1%
AT&T, Inc.
1.559% due 06/30/2020	$3,000	$2,971
Dayton Power & Light Co.
1.875% due 09/15/2016	1,500	1,506
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,458
KT Corp.
2.625% due 04/22/2019	2,000	2,043
Laclede Group, Inc.
1.368% due 08/15/2017	1,000	996
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017	1,000	1,006
Orange S.A.
2.750% due 09/14/2016	3,000	3,023
Petrobras Global Finance BV
2.238% due 05/20/2016	300	300
3.002% due 03/17/2017	1,100	1,064
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,845
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017	1,000	998
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,045
Verizon Communications, Inc.
1.412% due 06/17/2019	600	599
2.382% due 09/14/2018	3,000	3,070

		24,924

Total Corporate Bonds & Notes (Cost $175,311)		174,686

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)		1,100

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
0.692% due 12/25/2017	1,465	1,461
0.783% due 05/25/2043	1,253	1,248
1.013% due 07/25/2041	2,901	2,919
Freddie Mac
0.836% due 11/15/2043	3,169	3,179
0.986% due 01/15/2042	1,083	1,086
Ginnie Mae
0.925% due 03/20/2065	3,681	3,679

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	21

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.998% due 12/08/2020		$6,450	$6,462

Total U.S. Government Agencies (Cost $20,044)			20,034

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (e)†		900	901
U.S. Treasury Notes
0.625% due 12/15/2016 (e)(g)		4,200	4,203

Total U.S. Treasury Obligations (Cost $5,097)			5,104

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Asset Securitization Corp.
6.930% due 02/14/2043		1,676	1,739
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,653	1,688
Commercial Mortgage Trust
1.338% due 06/11/2027		2,200	2,178
6.586% due 07/16/2034		830	841
Deco UK PLC
0.749% due 01/27/2020	GBP	623	859
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		$9	9
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		2,510	2,533
5.749% due 07/15/2045		941	944

Total Non-Agency Mortgage- Backed Securities (Cost $11,178)			10,791

ASSET-BACKED SECURITIES 6.5%
AmeriCredit Automobile Receivables Trust
0.758% due 04/09/2018		1,792	1,792
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	2,133	2,400
Harbourmaster CLO BV
0.872% due 05/08/2023	GBP	1,927	2,727
Morgan Stanley Investment Management Mezzano BV
0.739% due 05/15/2024	EUR	409	464
Navient Private Education Loan Trust
0.936% due 12/15/2021		$2,207	2,198
Navient Student Loan Trust
0.753% due 07/25/2030		5,188	5,145
OHA Credit Partners Ltd.
1.838% due 05/15/2023		2,229	2,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.709% due 10/25/2024	$2,797	$2,740
0.729% due 10/25/2024	428	426
0.883% due 09/25/2026	1,493	1,422
SMB Private Education Loan Trust
1.036% due 07/17/2023	1,042	1,037

Total Asset-Backed Securities (Cost $22,921)		22,569

SOVEREIGN ISSUES 7.1%
Export-Import Bank of Korea
1.335% due 11/26/2016	1,000	1,001
1.374% due 01/14/2017	300	300
Japan Bank for International Cooperation
0.978% due 11/13/2018	10,000	9,892
Korea Development Bank
1.246% due 01/22/2017	1,000	1,000
3.500% due 08/22/2017	1,500	1,543
4.000% due 09/09/2016	2,000	2,028
Korea Land & Housing Corp.
1.875% due 08/02/2017	1,500	1,506
Province of Quebec
0.865% due 09/04/2018	7,600	7,583

Total Sovereign Issues (Cost $25,022)		24,853

SHORT-TERM INSTRUMENTS 9.8%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.088% due 02/17/2017	1,500	1,502
Intesa Sanpaolo SpA
1.997% due 04/11/2016	3,000	3,000

		4,502

COMMERCIAL PAPER 0.7%
AutoNation, Inc.
1.300% due 04/19/2016	2,300	2,299

REPURCHASE AGREEMENTS (c) 6.6%
		23,000

U.S. TREASURY BILLS 1.2%
0.247% due 04/07/2016 - 04/28/2016 (a)(b)(g)	4,018	4,018

Total Short-Term Instruments (Cost $33,816)		33,819

Total Investments in Securities (Cost $294,489)		292,956

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	2,990,047	$29,545

Total Short-Term Instruments (Cost $29,526)		29,545

Total Investments in Affiliates (Cost $29,526)		$29,545

MARKET VALUE (000S)
Total Investments 92.6% (Cost $324,015)	$322,501

Financial Derivative Instruments (d)(f) 1.7% (Cost or Premiums, net $16)	5,805

Other Assets and Liabilities, net 5.7%	20,029

Net Assets 100.0%	$348,335

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470% †	03/31/2016	04/01/2016	$4,600	U.S. Treasury Notes 1.500% due 03/31/2023	$(4,702)	$4,600	$4,600
DEU	0.470 †	03/31/2016	04/01/2016	13,800	U.S. Treasury Bonds 3.750% due 11/15/2043	(14,128)	13,800	13,800
GSC	0.470 †	03/31/2016	04/01/2016	4,600	Freddie Mac 3.500% due 09/01/2042	(4,751)	4,600	4,600

Total Repurchase Agreements						$(23,581)	$23,000	$23,000

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(42) at a weighted average interest rate of 0.641%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	$4,600	$0	$0	4,600	(4,702)	(102)
DEU	13,800	0	0	13,800	(14,128)	(328)
GSC	4,600	0	0	4,600	(4,751)	(151)

Total Borrowings and Other Financing Transactions	$23,000	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
Australia Government 10-Year Bond June Futures	Short	06/2016	261	$(340)	$0	$(185)
CAC 40 Index April Futures	Long	04/2016	129	(104)	114	(88)
Copper May Futures †	Long	05/2016	198	(120)	0	(35)
DAX Index June Futures	Long	06/2016	25	(82)	0	(82)
E-mini NASDAQ 100 Index June Futures	Long	06/2016	103	114	0	(12)
E-mini S&P 500 Index June Futures	Long	06/2016	226	374	0	(42)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	244	744	72	(6)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	204	528	12	(25)
FTSE 100 Index June Futures	Long	06/2016	84	70	131	(42)
Gold 100 oz. June Futures †	Long	06/2016	122	120	85	0
Hang Seng China Enterprises Index April Futures	Long	04/2016	99	169	192	(21)
Natural Gas May Futures †	Short	04/2016	305	(605)	113	0
Russell 2000 Mini Index June Futures	Long	06/2016	110	309	29	0
S&P 200 Index June Futures	Long	06/2016	94	(43)	132	0
S&P/Toronto Stock Exchange 60 June Futures	Long	06/2016	117	73	97	(34)
Volatility S&P 500 Index April Futures	Short	04/2016	451	931	0	(34)

Total Futures Contracts				$2,138	$977	$(606)

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	12/16/2045	$	19,400	$2,808	$1,133	$137	$0
Pay	6-Month EUR-EURIBOR*	0.750	09/21/2026	EUR	59,600	830	682	0	(104)
Pay	6-Month JPY-LIBOR	1.000	09/19/2025	JPY	10,620,000	7,781	4,632	0	(263)

						$11,419	$6,447	$137	$(367)

Total Swap Agreements						$11,419	$6,447	$137	$(367)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(e)	Securities with an aggregate market value of $4,963 and cash of $11,108 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund (1)	$0	$779	$137	$916	$0	$(571)	$(367)	$(938)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary) (1)	0	198	0	198	0	(35)	0	(35)

Total Exchange-Traded or Centrally Cleared	$0	$977	$137	$1,114	$0	$(606)	$(367)	$(973)

(1)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	04/2016	AUD	29,200		NZD	31,130	$0	$(866)
	04/2016	CAD	6,400	$		4,500	0	(428)
	04/2016	CHF	18,760		EUR	17,125	0	(24)
	04/2016	EUR	24,250		SEK	223,686	0	(40)
	04/2016		22,250	$		24,125	0	(1,195)
	04/2016	GBP	13,062			19,061	300	0
	04/2016	JPY	4,119,434		EUR	32,250	94	0
	04/2016		212,500	$		1,890	2	0
	04/2016	NOK	157,656		EUR	16,375	0	(418)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016		NZD	35,119		AUD	32,800	$869	$0
	04/2016	$		25,046		EUR	22,250	274	0
	04/2016			21,194		GBP	15,000	414	(64)
	04/2016			11,128		JPY	1,312,500	535	0
	05/2016		HKD	2,922	$		376	0	(1)
	05/2016	$		3,070		EUR	2,740	52	0
	05/2016			574		GBP	406	9	0
	05/2016			1,574		JPY	175,000	0	(17)
	05/2016			696		NZD	1,051	29	0
BRC	04/2016		AUD	2,800			2,996	0	(75)
	04/2016		EUR	1,875		GBP	1,474	0	(17)
	04/2016			59,125		NOK	561,677	596	0
	04/2016			33,750		SEK	315,062	405	0
	04/2016		JPY	4,378,543		GBP	25,625	0	(2,104)
	04/2016		MXN	101,000	$		5,378	0	(466)
	04/2016		SEK	594,153		EUR	63,875	0	(505)
	04/2016	$		54,392		CAD	74,600	3,049	0
	04/2016			10,912		MXN	190,500	112	0
	05/2016		HKD	6,123	$		788	0	(1)
CBK	04/2016		CAD	86,600			62,557	0	(4,124)
	04/2016		EUR	16,875		CHF	18,373	0	(94)
	04/2016			34,125		JPY	4,261,997	0	(961)
	04/2016		GBP	1,581		EUR	2,000	6	0
	04/2016			1,688	$		2,398	0	(26)
	04/2016		JPY	4,523,410		EUR	34,750	37	(687)
	04/2016		MXN	187,000	$		10,011	0	(810)
	04/2016		NOK	18,827		EUR	2,000	1	0
	04/2016	$		4,833		AUD	6,600	226	0
	04/2016			32,471		CAD	44,900	2,101	0
	04/2016			16,928		EUR	15,125	284	0
	04/2016			43,405		GBP	30,812	850	0
	04/2016			31,797		JPY	3,612,500	386	(83)
	05/2016		AUD	1,215	$		895	0	(35)
	05/2016		CAD	3,278			2,382	0	(142)
	05/2016		CHF	354			365	0	(4)
	05/2016		EUR	4,773			5,368	0	(69)
	05/2016		GBP	3,864			5,559	8	0
	05/2016		HKD	9,767			1,255	0	(5)
	05/2016		SEK	9,695			1,151	0	(45)
	05/2016	$		398		AUD	559	30	0
	05/2016			669		CAD	926	44	0
	05/2016			3,614		EUR	3,244	81	0
	05/2016			667		HKD	5,183	1	0
DUB	04/2016		AUD	19,600	$		13,698	0	(1,325)
	04/2016		EUR	32,875		JPY	4,189,283	0	(185)
	04/2016			2,000		NOK	19,342	62	0
	04/2016			32,625		SEK	299,794	0	(195)
	04/2016		GBP	6,401		EUR	8,500	479	0
	04/2016			31,062	$		45,620	1,006	0
	04/2016		JPY	5,162,500			43,852	0	(2,022)
	04/2016		MXN	134,000			7,466	0	(288)
	04/2016		NOK	88,767		EUR	9,250	0	(201)
	04/2016		NZD	53,169		AUD	48,000	115	(70)
	04/2016		SEK	40,442		EUR	4,250	0	(146)
	04/2016	$		28,202		AUD	37,800	771	0
	04/2016			7,421		CAD	9,900	201	0

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016	$		32,526		JPY	3,850,000	$1,686	$0
	04/2016			9,823		MXN	185,000	882	0
GLM	05/2016		JPY	415,064	$		3,600	0	(92)
	05/2016		NOK	5,645			661	0	(21)
	05/2016	$		378		AUD	499	4	0
	05/2016			2,038		EUR	1,814	28	0
	05/2016			354		GBP	245	0	(3)
	05/2016			1,995		JPY	228,100	39	(5)
HUS	04/2016		AUD	21,000	$		14,384	0	(1,712)
	04/2016		EUR	17,125		CHF	18,525	0	(220)
	04/2016		GBP	5,672		EUR	7,375	246	0
	04/2016	$		26,585		AUD	37,600	2,234	0
	04/2016			9,711		CAD	13,600	761	0
	04/2016			32,824		MXN	588,500	1,231	0
	05/2016			937		HKD	7,303	4	0
JPM	05/2016		AUD	1,182	$		840	0	(64)
	05/2016		GBP	1,026			1,469	0	(4)
	05/2016	$		541		EUR	479	4	0
	05/2016			570		JPY	64,000	0	(1)
MSB	04/2016		AUD	49,400		NZD	52,488	0	(1,588)
	04/2016		CHF	18,394		EUR	16,875	72	0
	04/2016		EUR	1,750		GBP	1,334	0	(76)
	04/2016			10,000		NOK	93,932	0	(28)
	04/2016			1,750		SEK	16,189	3	0
	04/2016		GBP	13,234		EUR	17,875	1,333	0
	04/2016		NOK	162,103			17,000	0	(245)
	04/2016		NZD	52,688		AUD	48,600	837	0
	04/2016	$		24,590		BRL	92,500	1,120	0
	05/2016		GBP	580	$		841	8	0
	05/2016	$		741		CAD	1,026	49	0
	05/2016			1,988		GBP	1,369	0	(21)
SCX	04/2016		GBP	25,625		JPY	4,560,766	3,723	0
	05/2016		AUD	1,230	$		924	0	(17)
	05/2016		EUR	4,391			4,887	0	(115)
	05/2016		GBP	496			706	0	(7)
	05/2016		JPY	117,900			1,039	0	(10)
	05/2016	$		670		AUD	935	45	0
	05/2016			417		CAD	569	22	0
	05/2016			573		EUR	517	16	0
	05/2016			735		GBP	527	22	0
	05/2016			472		JPY	53,600	5	0
SOG	04/2016		MXN	351,500	$		20,306	0	(34)
UAG	05/2016		EUR	2,801			3,048	0	(143)
	05/2016		JPY	117,200			1,032	0	(11)
	05/2016	$		822		EUR	728	8	0
	05/2016			462		JPY	51,500	0	(4)
	05/2016			1,815		SEK	14,800	10	0

Total Forward Foreign Currency Contracts								$27,821	$(22,159)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.540	05/02/2016		$45,000	$4	$0
CBK	Put - OTC EUR versus GBP	GBP	0.633	04/21/2016	EUR	55,000	6	0
MSB	Call - OTC EUR versus JPY	JPY	154.500	06/10/2016		52,500	6	2

							$16	$2

Total Purchased Options							$16	$2

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(g)	Securities with an aggregate market value of $3,525 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
PIMCO TRENDS Managed Futures Strategy Fund
BOA	$2,578	$0	$0	$2,578	$(3,053)	$0	$0	$(3,053)	$(475)	$552	$77
BRC	4,162	0	0	4,162	(3,168)	0	0	(3,168)	994	(1,180)	(186)
CBK	4,055	0	0	4,055	(7,085)	0	0	(7,085)	(3,030)	2,973	(57)
DUB	5,202	0	0	5,202	(4,432)	0	0	(4,432)	770	(2,380)	(1,610)
GLM	71	0	0	71	(121)	0	0	(121)	(50)	0	(50)
HUS	4,476	0	0	4,476	(1,932)	0	0	(1,932)	2,544	(2,660)	(116)
JPM	4	0	0	4	(69)	0	0	(69)	(65)	0	(65)
MSB	3,422	2	0	3,424	(1,958)	0	0	(1,958)	1,466	(1,050)	416
SCX	3,833	0	0	3,833	(149)	0	0	(149)	3,684	(3,810)	(126)
SOG	0	0	0	0	(34)	0	0	(34)	(34)	(130)	(164)
UAG	18	0	0	18	(158)	0	0	(158)	(140)	0	(140)

Total Over the Counter	$27,821	$2	$0	$27,823	$(22,159)	$0	$0	$(22,159)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$329	$0	$564	$0	$84	$977
Swap Agreements	0	0	0	0	137	137

	$329	$0	$564	$0	$221	$1,114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,821	$0	$27,821
Purchased Options	0	0	0	2	0	2

	$0	$0	$0	$27,823	$0	$27,823

	$329	$0	$564	$27,823	$221	$28,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$77	$0	$313	$0	$216	$606
Swap Agreements	0	0	0	0	367	367

	$77	$0	$313	$0	$583	$973

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,159	$0	$22,159

	$77	$0	$313	$22,159	$583	$23,132

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$1,403	$0	$(13,689)	$0	$(1,435)	$(13,721)
Swap Agreements	0	0	0	0	(5,507)	(5,507)

	$1,403	$0	$(13,689)	$0	$(6,942)	$(19,228)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,810)	$0	$(14,810)
Purchased Options	0	0	0	(86)	0	(86)

	$0	$0	$0	$(14,896)	$0	$(14,896)

	$1,403	$0	$(13,689)	$(14,896)	$(6,942)	$(34,124)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Consolidated Schedule of Investments PIMCO TRENDS Managed  Futures Strategy Fund (Cont.)

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$683	$0	$(1,108)	$0	$(1,166)	$(1,591)
Swap Agreements	0	0	0	0	7,509	7,509

	$683	$0	$(1,108)	$0	$6,343	$5,918

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,465	$0	$5,465
Purchased Options	0	0	0	12	0	12

	$0	$0	$0	$5,477	$0	$5,477

	$683	$0	$(1,108)	$5,477	$6,343	$11,395

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,798	$0	$93,798
Industrials	0	55,964	0	55,964
Utilities	0	24,924	0	24,924
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	20,034	0	20,034
U.S. Treasury Obligations	0	5,104	0	5,104
Non-Agency Mortgage-Backed Securities	0	10,791	0	10,791
Asset-Backed Securities	0	22,569	0	22,569
Sovereign Issues	0	24,853	0	24,853
Short-Term Instruments
Certificates of Deposit	0	4,502	0	4,502
Commercial Paper	0	2,299	0	2,299
Repurchase Agreements	0	23,000	0	23,000
U.S. Treasury Bills	0	4,018	0	4,018
	$0	$292,956	$0	$292,956

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,545	$0	$0	$29,545

Total Investments	$29,545	$292,956	$0	$322,501

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	977	137	0	1,114
Over the counter	0	27,823	0	27,823
	$977	$27,960	$0	$28,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(606)	(367)	0	(973)
Over the counter	0	(22,159)	0	(22,159)
	$(606)	$(22,526)	$0	$(23,132)

Totals	$29,916	$298,390	$0	$328,306

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized

ANNUAL REPORT	MARCH 31, 2016	31

Notes to Financial Statements (Cont.)

appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Consolidated Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from

ANNUAL REPORT	MARCH 31, 2016	33

Notes to Financial Statements (Cont.)

the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

ANNUAL REPORT	MARCH 31, 2016	35

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap

ANNUAL REPORT	MARCH 31, 2016	37

Notes to Financial Statements (Cont.)

agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund is money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser The Central Fund is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$5,858	$566,269	$(542,600)	$0	$18	$29,545	$169	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

38	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

(b) Investments in Securities

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and

ANNUAL REPORT	MARCH 31, 2016	39

Notes to Financial Statements (Cont.)

securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the

40	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the

ANNUAL REPORT	MARCH 31, 2016	41

Notes to Financial Statements (Cont.)

contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization

42	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

(“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed

ANNUAL REPORT	MARCH 31, 2016	43

Notes to Financial Statements (Cont.)

a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face

44	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ANNUAL REPORT	MARCH 31, 2016	45

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by

ANNUAL REPORT	MARCH 31, 2016	47

Notes to Financial Statements (Cont.)

the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands).

PIMCO TRENDS Managed Futires Strategy Fund
PIMCO Cayman Commodity Fund VIII, Ltd.

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$348,337
Subsidiary % of Consolidated Fund Net Assets	11.2%
Subsidiary Financial Statement Information
Total assets	$39,137
Total liabilities	55
Net assets	39,082
Total income	$81
Net investment income (loss)	(158)
Net realized gain (loss)	1,403
Net change in unrealized appreciation (depreciation)	614
Increase (decrease) in net assets resulting from operations	$1,859

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.15%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder

ANNUAL REPORT	MARCH 31, 2016	49

Notes to Financial Statements (Cont.)

and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.25% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

PIMCO has agreed to waive a portion of the Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. As of March 31, 2016, the remaining recoverable amount to PIMCO was $67,881.

(f) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2016, the amount was $239,729.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed

ANNUAL REPORT	MARCH 31, 2016	51

Notes to Financial Statements (Cont.)

to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$72,242	$106,170

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$15,968	$2,697	$133,587	$185,470

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,941	$131,590	17,923	$197,629
Class P	1,625	16,479	1,099	12,255
Administrative Class	4	31	13	149
Class D	11,320	113,675	9,204	104,124
Class A	944	9,689	2,299	25,686
Class C	427	4,540	765	8,567

Issued as reinvestment of distributions
Institutional Class	2,430	23,614	2,918	32,152
Class P	29	285	13	142
Administrative Class	0	2	0	4
Class D	571	5,382	621	6,825
Class A	88	859	32	352
Class C	45	434	38	416

Cost of shares redeemed
Institutional Class	(28,273)	(281,389)	(10,872)	(119,848)
Class P	(2,320)	(22,706)	(336)	(3,769)
Administrative Class	(11)	(113)	(3)	(37)
Class D	(5,896)	(59,860)	(6,374)	(70,327)
Class A	(2,115)	(21,416)	(259)	(2,910)
Class C	(747)	(7,448)	(59)	(660)
Net increase (decrease) resulting from Fund share transactions	(8,938)	$(86,352)	17,022	$190,750

As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 32% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Commodity Subsidiary.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2016

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral-Capital (4)	Qualified Late-Year Loss Deferral-Ordinary (5)
$0	$0	$4,534	$(2)	$(20,123)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for organizational costs at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

March 31, 2016

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Short-Term	Long-Term
$12,261	$7,862
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$324,070	$415	$(1,984)	$(1,569)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$29,623	$1,411	$0	$33,565	$6,487	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO TRENDS Managed Futures Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights (consolidated) present fairly, in all material respects, the financial position of PIMCO TRENDS Managed Futures Strategy Fund and its wholly owned subsidiary (collectively one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A
DEU	Deutsche Bank Securities, Inc.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Other Abbreviations:
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
LIBOR	London Interbank Offered Rate

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO TRENDS Managed Futures Strategy Fund	0.00%	0.00%	$1,285	$1,462
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	59

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

     (Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	61

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

     (Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3017AR_033116

PIMCO Funds

Annual Report

March 31, 2016

Real Return Strategy Funds

PIMCO Real Return Asset Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

2	PIMCO REAL RETURN STRATEGY FUNDS

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, new/small fund risk, value investing risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, inflation-indexed security risk, gold-related risk, leveraging risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to

4	PIMCO REAL RETURN STRATEGY FUNDS

interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommoditiesPLUS® Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO (“Underlying PIMCO Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	10/31/14	—	—	—	Diversified
PIMCO Real Return Limited Duration Fund	06/30/15	06/30/15	06/30/15	—	06/30/15	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	07/31/14	05/28/10	05/28/10	05/28/10	—	Non-diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	08/31/11	—	Diversified

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Return Asset Fund

Institutional Class - PRAIX	Class D - PRTDX
Class P - PRTPX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	74.3%
Sovereign Issues	7.4%
Corporate Bonds & Notes	6.3%
Asset-Backed Securities	5.5%
Short-Term Instruments‡	3.5%
Other	3.0%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	(1.60)%	4.84%	5.93%	7.03%
PIMCO Real Return Asset Fund Class P	(1.70)%	4.74%	5.84%	6.96%
PIMCO Real Return Asset Fund Class D	(1.98)%	4.43%	5.53%	6.65%
Barclays U.S. Treasury Inflation Notes: 10+ Year Index	0.76%	5.66%	6.03%	6.89%
Lipper Inflation-Protected Bond Funds Average	0.10%	1.95%	3.60%	4.35%*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M and Class R shares, respectively. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, and 1.01% for Class D shares.

Investment Objective and Strategy Overview

»

PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as yields across most maturities fell.

»	An underweight to U.S. nominal duration expressed via interest rate swaps detracted from relative performance, as interest rate swap yields fell across most maturities.

»	Exposure to U.S. high yield corporate credit detracted from absolute performance, as these securities posted negative returns.

»	An underweight to the euro detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance, as U.S. TIPS posted positive returns.

»	An overweight to U.S. TIPS benefited relative performance, as U.S. TIPS posted positive returns.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

ANNUAL REPORT	MARCH 31, 2016	7

PIMCO Real Return Limited Duration Fund

Institutional Class - PPIRX	Class D - PPDRX
Class P - PPPRX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	80.0%
Sovereign Issues	8.2%
Short-Term Instruments‡	6.1%
Corporate Bonds & Notes	2.6%
Non-Agency Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Cumulative Total Return for the period ended March 31, 2016
Fund Inception (06/30/15)*
PIMCO Real Return Limited Duration Fund Institutional	0.36%
PIMCO Real Return Limited Duration Fund Class P	0.35%
PIMCO Real Return Limited Duration Fund Class D	0.29%
Barclays U.S. TIPS: 1-5 Year Index	0.91%
Lipper Short Investment Grade Debt Funds Average	0.32%

All Fund returns are net of fees and expenses.

* Cumulative Returns

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for Institutional Class shares, 0.55% for Class P shares and 0.85% for Class D shares.

Investment Objective and Strategy Overview

»

PIMCO Real Return Limited Duration Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of inflation-indexed securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance since the Fund’s inception:

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as yields across maturities fell.

»	An underweight to U.S. nominal duration expressed via interest rate swaps detracted from relative performance, as interest rate swap yields fell across most maturities.

»	Exposure to Brazilian local duration for a portion of the reporting period detracted from relative performance, as yields across most maturities rose.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance, as U.S. TIPS posted positive returns.

»	An overweight to U.S. TIPS benefited relative performance, as U.S. TIPS posted positive returns.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

»	Exposure to Italian real duration contributed to relative performance, as real yields across maturities declined.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class C - PETCX
Class D - PETDX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	69.0%
Real Estate Investment Trusts	8.9%
Short-Term Instruments‡	6.9%
Sovereign Issues	4.6%
Corporate Bonds & Notes	4.6%
Other	6.0%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	4.35%	14.90%	9.58%	13.60%
PIMCO RealEstateRealReturn Strategy Fund Class P	4.35%	14.78%	9.48%	13.50%
PIMCO RealEstateRealReturn Strategy Fund Class D	3.90%	14.43%	9.13%	13.12%
PIMCO RealEstateRealReturn Strategy Fund Class A	3.93%	14.42%	9.11%	13.11%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	(1.73)%	13.12%	8.49%	12.60%
PIMCO RealEstateRealReturn Strategy Fund Class C	3.01%	13.59%	8.29%	12.26%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	2.07%	13.59%	8.29%	12.26%
Dow Jones U.S. Select REIT Total Return Index	4.88%	11.99%	6.15%	10.41%
Lipper Real Estate Funds Average	2.52%	10.71%	5.74%	9.77%*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.80% for Institutional Class shares, 0.90% for Class P shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»	The Fund seeks to outperform the Dow Jones U.S. Select REIT Total Return Index by holding U.S. TIPS and by actively managing the portfolio.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as yields across most maturities fell.

»	An underweight to the euro detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

»	Exposure to real estate investment trusts (“REITs”) benefited absolute performance, as REITs posted positive returns.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

»	Exposure to U.S. investment grade corporate credit within the financials sector benefited absolute performance, as these securities posted positive returns.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class D - PCLDX
Class P - PCLPX	Class A - PCLAX
Administrative Class - PCPSX	Class C - PCPCX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	34.4%
U.S. Treasury Obligations	20.2%
Corporate Bonds & Notes	15.4%
U.S. Government Agencies	10.0%
Asset-Backed Securities	7.4%
Sovereign Issues	7.4%
Other	5.2%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	(24.24)%	(13.72)%	(5.95)%
PIMCO CommoditiesPLUS® Strategy Fund Class P	(24.31)%	(13.82)%	(6.06)%
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	(24.41)%	(13.95)%	(6.19)%
PIMCO CommoditiesPLUS® Strategy Fund Class D	(24.74)%	(14.17)%	(6.43)%
PIMCO CommoditiesPLUS® Strategy Fund Class A	(24.53)%	(14.15)%	(6.41)%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	(28.68)%	(15.12)%	(7.32)%
PIMCO CommoditiesPLUS® Strategy Fund Class C	(25.11)%	(14.79)%	(7.10)%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	(25.85)%	(14.79)%	(7.10)%
Credit Suisse Commodity Benchmark Index	(24.25)%	(14.84)%	(7.49)%
Lipper Commodities General Funds Average	(18.04)%	(14.07)%	(8.07)%*

All Fund returns are net of fees and expenses.

* Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.40% for Class D shares, 1.40% for Class A shares, and 2.15% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

»	An overweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited relative performance, as U.S. TIPS posted positive returns.

»	Exposure to U.S. investment grade corporate credit within the financials sector benefited absolute performance, as these securities posted positive returns.

»	An underweight to European nominal duration for a portion of the reporting period benefited relative performance, as yields across most maturities rose.

»	Exposure to commodities detracted from absolute performance, as commodities posted losses.

»	An underweight to U.S. nominal duration expressed via interest rate swaps detracted from relative performance, as interest rate swap yields fell across most maturities.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) for a portion of the reporting period detracted from relative performance, as yields across most maturities fell.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	48.3%
Sovereign Issues	12.5%
Corporate Bonds & Notes	9.0%
Mutual Funds	8.2%
Short-Term Instruments‡	6.5%
Real Estate Investment Trusts	5.9%
Other	9.6%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	(3.67)%	(0.87)%
PIMCO Inflation Response Multi-Asset Fund Class P	(3.77)%	(0.98)%
PIMCO Inflation Response Multi-Asset Fund Class D	(4.21)%	(1.33)%
PIMCO Inflation Response Multi-Asset Fund Class A	(4.07)%	(1.34)%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	(9.37)%	(2.55)%
PIMCO Inflation Response Multi-Asset Fund Class C	(4.78)%	(2.07)%
PIMCO Inflation Response Multi-Asset Fund Class C (adjusted)	(5.71)%	(2.07)%
45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	(2.36)%	(2.24)%
Lipper Flexible Portfolio Funds Average	(5.35)%	4.58%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.10% for Institutional Class shares, 1.20% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Exposure to commodities detracted from absolute performance, as commodities posted losses.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as yields across most maturities fell.

»	An underweight to U.S. nominal duration expressed via interest rate swaps detracted from relative performance, as interest rate swap yields fell across most maturities.

»	An underweight to the euro detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance, as U.S. TIPS posted positive returns.

»	An overweight to U.S. TIPS benefited relative performance, as U.S. TIPS posted positive returns.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,065.60	$4.18	$1,000.00	$1,020.95	$4.09	0.81%
Class P	1,000.00	1,065.10	4.70	1,000.00	1,020.45	4.60	0.91
Class D	1,000.00	1,063.60	6.24	1,000.00	1,018.95	6.11	1.21
PIMCO Real Return Limited Duration Fund
Institutional Class	$1,000.00	$1,021.30	$3.28	$1,000.00	$1,021.75	$3.29	0.65%
Class P	1,000.00	1,021.30	3.79	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,021.30	5.31	1,000.00	1,019.75	5.30	1.05
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,143.60	$5.36	$1,000.00	$1,020.00	$5.05	1.00%
Class P	1,000.00	1,143.00	5.89	1,000.00	1,019.50	5.55	1.10
Class D	1,000.00	1,140.50	7.49	1,000.00	1,018.00	7.06	1.40
Class A	1,000.00	1,141.20	7.49	1,000.00	1,018.00	7.06	1.40
Class C	1,000.00	1,137.50	11.49	1,000.00	1,014.25	10.83	2.15

12	PIMCO REAL RETURN STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class	$1,000.00	$871.40	$3.65	$1,000.00	$1,021.10	$3.94	0.78%
Class P	1,000.00	870.30	4.11	1,000.00	1,020.60	4.45	0.88
Administrative Class	1,000.00	869.20	4.81	1,000.00	1,019.85	5.20	1.03
Class D	1,000.00	867.30	5.98	1,000.00	1,018.60	6.46	1.28
Class A	1,000.00	868.70	5.98	1,000.00	1,018.60	6.46	1.28
Class C	1,000.00	865.30	9.47	1,000.00	1,014.85	10.23	2.03
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,040.70	$3.88	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00	1,038.80	4.38	1,000.00	1,020.70	4.34	0.86
Class D	1,000.00	1,037.40	6.16	1,000.00	1,018.95	6.11	1.21
Class A	1,000.00	1,037.80	6.16	1,000.00	1,018.95	6.11	1.21
Class C	1,000.00	1,033.80	9.97	1,000.00	1,015.20	9.87	1.96

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	13

Benchmark Descriptions

Index*	Description

45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Barclays U.S. TIPS: 1-5 Year Index	Barclays U.S. TIPS: 1-5 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 5 years.

Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

14	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Real Return Asset Fund
Institutional Class
03/31/2016	$8.52	$0.22	$(0.36)	$(0.14)	$(0.14)	$0.00	$(0.02)	$(0.16)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
03/31/2013	11.45	0.38	0.99	1.37	(0.30)	(2.83)	0.00	(3.13)
03/31/2012	11.27	0.41	1.87	2.28	(0.38)	(1.72)	0.00	(2.10)
Class P
03/31/2016	8.52	0.21	(0.36)	(0.15)	(0.13)	0.00	(0.02)	(0.15)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)
03/31/2013	11.45	0.23	1.13	1.36	(0.29)	(2.83)	0.00	(3.12)
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
Class D
03/31/2016	8.52	0.16	(0.34)	(0.18)	(0.10)	0.00	(0.02)	(0.12)
10/31/2014 - 03/31/2015	8.42	(0.16)	0.27	0.11	(0.01)	0.00	0.00	(0.01)

PIMCO Real Return Limited Duration Fund
Institutional Class
06/30/2015 - 03/31/2016	$10.00	$0.05	$(0.02)	$0.03	$(0.13)	$0.00	$(0.01)	$(0.14)
Class P
06/30/2015 - 03/31/2016	10.00	0.04	(0.01)	0.03	(0.13)	0.00	(0.01)	(0.14)
Class D
06/30/2015 - 03/31/2016	10.00	0.02	0.01	0.03	(0.13)	0.00	(0.01)	(0.14)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2016~	$8.34	$0.13	$0.09	$0.22	$(0.47)	$0.00	$(0.04)	$(0.51)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
03/31/2013~	10.20	0.14	2.04	2.18	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.52	0.20	2.34	2.54	(1.50)	(0.36)	0.00	(1.86)
Class P
03/31/2016~	8.20	0.11	0.11	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
03/31/2013~	10.16	0.04	2.12	2.16	(1.50)	(0.54)	0.00	(2.04)
03/31/2012~	9.50	0.16	2.36	2.52	(1.50)	(0.36)	0.00	(1.86)
Class D
03/31/2016~	7.68	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.18	(0.06)	2.28	2.22	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.84	0.10	(0.94)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.78	(0.02)	2.06	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.22	0.14	2.26	2.40	(1.48)	(0.36)	0.00	(1.84)
Class A
03/31/2016~	7.64	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
03/31/2013~	9.76	0.00	2.04	2.04	(1.44)	(0.54)	0.00	(1.98)
03/31/2012~	9.20	0.16	2.24	2.40	(1.48)	(0.36)	0.00	(1.84)
Class C
03/31/2016~	6.80	0.02	0.06	0.08	(0.44)	0.00	(0.03)	(0.47)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)
03/31/2013~	9.16	(0.06)	1.90	1.84	(1.34)	(0.54)	0.00	(1.88)
03/31/2012~	8.74	0.10	2.10	2.20	(1.42)	(0.36)	0.00	(1.78)

Please see footnotes on page 20.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.22	(1.60)%	$1,555,418	0.73%		0.73%		0.55%		0.55%		2.75%	107%
8.52	7.73	3,225,556	0.61		0.61		0.55		0.55		(0.86)	99
8.04	(11.12)	392,481	0.58		0.58		0.55		0.55		1.69	123
9.69	11.22	389,932	0.62		0.62		0.55		0.55		3.21	97
11.45	20.86	2,429,237	0.58		0.58		0.55		0.55		3.38	239

8.22	(1.70)	4,791	0.83		0.83		0.65		0.65		2.63	107
8.52	7.62	6,002	0.71		0.71		0.65		0.65		0.23	99
8.04	(11.21)	4,228	0.68		0.68		0.65		0.65		2.32	123
9.69	11.11	15,296	0.72		0.72		0.65		0.65		1.97	97
11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70	239

8.22	(1.98)	1,988	1.13		1.13		0.95		0.95		1.96	107
8.52	1.29	947	1.01	*	1.01	*	0.95	*	0.95	*	(5.22)*	99

$9.89	0.36%	$3,132	0.60	%*	3.16	%*	0.39	%*	2.95	%*	0.67%*	42%

9.89	0.35	10	0.70	*	3.26	*	0.49	*	3.05	*	0.59 *	42

9.89	0.29	10	1.00	*	3.56	*	0.79	*	3.35	*	0.29 *	42

$8.05	4.35%	$838,998	0.94%		0.94%		0.74%		0.74%		1.64%	100%
8.34	29.93	1,613,938	0.80		0.80		0.74		0.74		0.85	202
8.68	(7.40)	2,714,060	0.78		0.78		0.74		0.74		0.76	81
10.40	23.03	715,661	0.80		0.80		0.74		0.74		1.29	71
10.20	29.63	2,021,170	0.78		0.78		0.74		0.74		2.08	287

7.91	4.35	80,346	1.04		1.04		0.84		0.84		1.45	100
8.20	29.71	122,308	0.90		0.90		0.84		0.84		(0.53)	202
8.58	(7.47)	77,956	0.88		0.88		0.84		0.84		1.53	81
10.28	22.94	183,403	0.90		0.90		0.84		0.84		0.32	71
10.16	29.41	53,415	0.88		0.88		0.84		0.84		1.66	287

7.35	3.90	184,754	1.34		1.34		1.14		1.14		1.13	100
7.68	29.37	264,640	1.20		1.20		1.14		1.14		(0.70)	202
8.18	(7.69)	182,144	1.18		1.18		1.14		1.14		1.26	81
9.84	22.67	485,211	1.20		1.20		1.14		1.14		(0.10)	71
9.78	28.91	143,245	1.18		1.18		1.14		1.14		1.39	287

7.31	3.93	249,860	1.34		1.34		1.14		1.14		1.11	100
7.64	29.19	316,532	1.20		1.20		1.14		1.14		(0.43)	202
8.16	(7.64)	273,498	1.18		1.18		1.14		1.14		1.02	81
9.82	22.69	445,903	1.20		1.20		1.14		1.14		0.06	71
9.76	28.92	154,084	1.18	(c)	1.18	(c)	1.14	(c)	1.14	(c)	1.62	287

6.41	3.01	148,934	2.09		2.09		1.89		1.89		0.32	100
6.80	28.56	185,060	1.95		1.95		1.89		1.89		(1.26)	202
7.50	(8.46)	141,413	1.93		1.93		1.89		1.89		0.22	81
9.12	21.85	193,746	1.95		1.95		1.89		1.89		(0.73)	71
9.16	27.99	59,015	1.93	(c)	1.93	(c)	1.89	(c)	1.89	(c)	1.10	287

Please see footnotes on page 20.

ANNUAL REPORT	MARCH 31, 2016	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class
03/31/2016	$7.22	$0.07	$(1.80)	$(1.73)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2015	11.19	0.01	(3.55)	(3.54)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.07	(0.03)	0.20	0.17	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	11.14	0.04	(0.04)	0.00	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.55	0.04	(1.26)	(1.22)	(2.19)	0.00	0.00	(2.19)
Class P
03/31/2016	7.18	0.07	(1.80)	(1.73)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.14	(0.00)^	(3.53)	(3.53)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.03	0.07	0.08	0.15	(0.03)	(0.01)	0.00	(0.04)
03/31/2013	11.11	0.04	(0.05)	(0.01)	(0.06)	(0.01)	0.00	(0.07)
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	0.00	(2.19)
Administrative Class
03/31/2016	7.21	0.05	(1.79)	(1.74)	(0.11)	0.00	0.00	(0.11)
07/31/2014 - 03/31/2015	11.05	(0.03)	(3.49)	(3.52)	(0.31)	(0.01)	0.00	(0.32)
Class D
03/31/2016	7.16	0.03	(1.78)	(1.75)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.11	(0.04)	(3.51)	(3.55)	(0.39)	(0.01)	0.00	(0.40)
03/31/2014	11.02	0.17	(0.06)	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.08	(0.01)	(0.04)	(0.05)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	0.00	(2.15)
Class A
03/31/2016	7.14	0.04	(1.78)	(1.74)	(0.09)	0.00	0.00	(0.09)
03/31/2015	11.09	(0.04)	(3.52)	(3.56)	(0.38)	(0.01)	0.00	(0.39)
03/31/2014	11.00	(0.30)	0.41	0.11	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	11.07	(0.01)	(0.04)	(0.05)	(0.01)	(0.01)	0.00	(0.02)
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	0.00	(2.16)
Class C
03/31/2016	6.97	(0.01)	(1.73)	(1.74)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.86	(0.11)	(3.44)	(3.55)	(0.33)	(0.01)	0.00	(0.34)
03/31/2014	10.84	(0.03)	0.06	0.03	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	10.98	(0.09)	(0.04)	(0.13)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	0.00	(2.10)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
03/31/2016	$8.79	$0.18	$(0.51)	$(0.33)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)
03/31/2013	9.85	0.03	0.61	0.64	(0.15)	(0.07)	0.00	(0.22)
08/31/2011 - 03/31/2012	10.00	0.00 ^	0.00	0.00 ^	(0.15)	0.00	0.00	(0.15)
Class P
03/31/2016	8.79	0.19	(0.52)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
03/31/2013	9.85	(0.01)	0.65	0.64	(0.14)	(0.07)	0.00	(0.21)
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	0.00	(0.15)
Class D
03/31/2016	8.75	0.18	(0.55)	(0.37)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.60	0.10	(0.23)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.26	(0.03)	(0.61)	(0.64)	(0.01)	(0.01)	0.00	(0.02)
03/31/2013	9.85	(0.01)	0.61	0.60	(0.12)	(0.07)	0.00	(0.19)
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	0.00	(0.14)

Please see footnotes on page 20.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$5.37	(24.24)%	$2,066,517	0.77%		0.95%		0.74%		0.92%		1.03%	229%
7.22	(32.30)	2,634,842	0.74		0.90		0.74		0.90		0.06	118
11.19	1.59	4,117,810	0.74		0.87		0.74		0.87		(0.24)	102
11.07	0.03	3,317,933	0.74		0.88		0.74		0.88		0.35	107
11.14	(8.28)	4,023,057	0.74		0.88		0.74		0.88		0.37	66

5.35	(24.31)	172,294	0.87		1.05		0.84		1.02		1.04	229
7.18	(32.41)	1,135,868	0.84		1.00		0.84		1.00		(0.04)	118
11.14	1.45	2,242,249	0.84		0.97		0.84		0.97		0.70	102
11.03	(0.03)	1,033,837	0.84		0.98		0.84		0.98		0.39	107
11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15	66

5.36	(24.41)	5,778	1.02		1.20		0.99		1.17		0.78	229
7.21	(32.24)	5,199	0.99	*	1.15	*	0.99	*	1.15	*	(0.53)*	118

5.31	(24.74)	138,598	1.27		1.45		1.24		1.42		0.53	229
7.16	(32.62)	226,952	1.24		1.40		1.24		1.40		(0.46)	118
11.11	1.07	143,097	1.24		1.37		1.24		1.37		1.59	102
11.02	(0.39)	41,048	1.24		1.38		1.24		1.38		(0.10)	107
11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)	66

5.31	(24.53)	36,444	1.27		1.45		1.24		1.42		0.57	229
7.14	(32.73)	56,741	1.24		1.40		1.24		1.40		(0.42)	118
11.09	1.03	127,945	1.24		1.37		1.24		1.37		(2.83)	102
11.00	(0.39)	76,254	1.24		1.38		1.24		1.38		(0.12)	107
11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)	66

5.17	(25.11)	9,166	2.02		2.20		1.99		2.17		(0.21)	229
6.97	(33.21)	14,124	1.99		2.15		1.99		2.15		(1.20)	118
10.86	0.31	19,754	1.99		2.12		1.99		2.12		(0.28)	102
10.84	(1.17)	8,214	1.99		2.13		1.99		2.13		(0.83)	107
10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)	66

$8.22	(3.67)%	$953,864	0.82	%(d)	1.11	%(d)	0.66	%(d)	0.95	%(d)	2.18%	290%
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49	383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12	80
10.27	6.57	206,779	0.67		1.00		0.67		1.00		0.26	292
9.85	0.09	35,497	0.67	*	1.16	*	0.67	*	1.16	*	0.00 *	235

8.22	(3.77)	990	0.92	(d)	1.21	(d)	0.76	(d)	1.05	(d)	2.25	290
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52	383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10	80
10.28	6.55	5,012	0.77		1.10		0.77		1.10		(0.13)	292
9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77 *	235

8.17	(4.21)	7,927	1.27	(d)	1.56	(d)	1.11	(d)	1.40	(d)	2.16	290
8.75	(1.21)	15,026	1.29		1.62		1.22		1.55		1.05	383
9.60	(6.29)	18,822	1.20		1.48		1.20		1.48		(0.27)	80
10.26	6.07	41,055	1.12		1.45		1.12		1.45		(0.05)	292
9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23)*	235

Please see footnotes on page 20.

ANNUAL REPORT	MARCH 31, 2016	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
Class A
03/31/2016	$8.73	$0.16	$(0.52)	$(0.36)	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.83	(0.02)	0.61	0.59	(0.11)	(0.07)	0.00	(0.18)
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	0.00	(0.15)
Class C
03/31/2016	8.60	0.09	(0.50)	(0.41)	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.47	0.03	(0.22)	(0.19)	(0.68)	0.00	0.00	(0.68)
03/31/2014	10.19	(0.09)	(0.62)	(0.71)	(0.00)^	(0.01)	0.00	(0.01)
03/31/2013	9.80	(0.09)	0.61	0.52	(0.06)	(0.07)	0.00	(0.13)
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	0.00	(0.13)

*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(d)	Effective October 1, 2015, the Fund’s advisory fee was decreased by 0.21% to an annual rate of 0.44%.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.16	(4.07)%	$9,403	1.27	%(d)	1.56	%(d)	1.11	%(d)	1.40	%(d)	1.91%	290%
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99	383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)	80
10.24	6.06	16,391	1.12		1.45		1.12		1.45		(0.19)	292
9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26)*	235

8.02	(4.78)	1,618	2.02	(d)	2.31	(d)	1.86	(d)	2.15	(d)	1.16	290
8.60	(1.97)	2,401	2.04		2.37		1.97		2.30		0.31	383
9.47	(6.98)	3,140	1.95		2.23		1.95		2.23		(0.97)	80
10.19	5.30	4,177	1.87		2.20		1.87		2.20		(0.90)	292
9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14)*	235

ANNUAL REPORT	MARCH 31, 2016	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$2,506,783	$4,645	$2,316,966
Investments in Affiliates	80,647	301	167,898
Financial Derivative Instruments
Exchange-traded or centrally cleared	191	1	795
Over the counter	18,674	23	64,316
Cash	126	152	479
Deposits with counterparty	2,995	52	3,609
Foreign currency, at value	5,187	8	4,788
Receivable for investments sold	173,731	0	69,014
Receivable for investments sold on a delayed-delivery basis	929	0	6,621
Receivable for TBA investments sold	57,165	0	37,765
Receivable for Fund shares sold	168	0	1,872
Interest and/or dividends receivable	12,962	8	4,322
Dividends receivable from Affiliates	12	0	107
Total Assets	2,859,570	5,190	2,678,552

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,043,509	$821	$951,749
Payable for sale-buyback transactions	40,380	1,031	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,891	3	1,547
Over the counter	28,443	23	27,072
Payable for investments purchased	2,491	158	3,650
Payable for investments in Affiliates purchased	12	0	107
Payable for investments purchased on a delayed-delivery basis	465	0	323
Payable for TBA investments purchased	109,385	0	74,642
Deposits from counterparty	7,076	0	99,036
Payable for Fund shares redeemed	62,939	0	16,320
Accrued investment advisory fees	415	1	603
Accrued supervisory and administrative fees	347	1	386
Accrued distribution fees	0	0	130
Accrued servicing fees	0	0	82
Other liabilities	20	0	13
Total Liabilities	1,297,373	2,038	1,175,660

Net Assets	$1,562,197	$3,152	$1,502,892

Net Assets Consist of:
Paid in capital	$1,699,587	$3,182	$1,618,280
(Overdistributed) net investment income	(7,065)	(27)	(52,749)
Accumulated undistributed net realized (loss)	(134,907)	(35)	(111,514)
Net unrealized appreciation	4,582	32	48,875
	$1,562,197	$3,152	$1,502,892

Cost of investments in securities	$2,478,865	$4,605	$2,295,199
Cost of investments in Affiliates	$80,640	$301	$167,874
Cost of foreign currency held	$5,129	$7	$4,744
Cost or premiums of financial derivative instruments, net	$(952)	$2	$(1,074)

* Includes repurchase agreements of:	$4,017	$0	$129

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$1,555,418	$3,132	$838,998
Class P	4,791	10	80,346
Class D	1,988	10	184,754
Class A	NA	NA	249,860
Class C	NA	NA	148,934

Shares Issued and Outstanding:
Institutional Class	189,163	317	104,261
Class P	583	1	10,162
Class D	242	1	25,134
Class A	NA	NA	34,174
Class C	NA	NA	23,233

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.22	$9.89	$8.05
Class P	8.22	9.89	7.91
Class D	8.22	9.89	7.35
Class A	NA	NA	7.31
Class C	NA	NA	6.41

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	23

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$2,378,141	$1,160,345
Investments in Affiliates	328,925	136,848
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,042	7,616
Over the counter	91,621	25,020
Cash	0	25
Deposits with counterparty	4,168	4,912
Foreign currency, at value	1,325	3,601
Receivable for investments sold	8,265	11,874
Receivable for investments sold on a delayed-delivery basis	1,121	201
Receivable for TBA investments sold	71,032	20,452
Receivable for Fund shares sold	2,560	865
Interest and/or dividends receivable	4,950	4,487
Dividends receivable from Affiliates	210	239
Reimbursement receivable from PIMCO	406	105
Other assets	4	0
Total Assets	2,910,770	1,376,590

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$270,075
Payable for sale-buyback transactions	0	695
Financial Derivative Instruments
Exchange-traded or centrally cleared	17,454	7,164
Over the counter	46,898	16,299
Payable for investments purchased	85,267	49,836
Payable for investments in Affiliates purchased	210	239
Payable for investments purchased on a delayed-delivery basis	560	100
Payable for TBA investments purchased	252,614	41,904
Deposits from counterparty	73,256	15,627
Payable for Fund shares redeemed	3,648	217
Accrued investment advisory fees	1,310	391
Accrued supervisory and administrative fees	700	236
Accrued distribution fees	43	2
Accrued servicing fees	10	2
Other liabilities	3	1
Total Liabilities	481,973	402,788

Net Assets	$2,428,797	$973,802

Net Assets Consist of:
Paid in capital	$2,539,798	$1,041,301
(Overdistributed) net investment income	(35,181)	(23,346)
Accumulated undistributed net realized (loss)	(94,493)	(35,779)
Net unrealized appreciation (depreciation)	18,673	(8,374)
	$2,428,797	$973,802

Cost of investments in securities	$2,367,731	$1,143,618
Cost of investments in Affiliates	$328,801	$154,920
Cost of foreign currency held	$1,320	$3,570
Cost or premiums of financial derivative instruments, net	$(1,166)	$96

* Includes repurchase agreements of:	$173,044	$39,350

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,066,517	$953,864
Class P	172,294	990
Administrative Class	5,778	NA
Class D	138,598	7,927
Class A	36,444	9,403
Class C	9,166	1,618

Shares Issued and Outstanding:
Institutional Class	385,221	116,111
Class P	32,231	120
Administrative Class	1,078	NA
Class D	26,087	970
Class A	6,870	1,152
Class C	1,775	202

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$5.37	$8.22
Class P	5.35	8.22
Administrative Class	5.36	NA
Class D	5.31	8.17
Class A	5.31	8.16
Class C	5.17	8.02

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	25

Statements of Operations

Year or Period Ended March 31, 2016
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund(1)	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$90,577	$28	$45,020
Dividends	0	0	3,008
Dividends from Investments in Affiliates	112	1	939
Total Income	90,689	29	48,967

Expenses:
Investment advisory fees	7,838	5	9,467
Supervisory and administrative fees	6,540	5	5,844
Distribution and/or servicing fees - Class D	5	0	495
Distribution fees - Class C	0	0	1,174
Servicing fees - Class A	0	0	657
Servicing fees - Class C	0	0	391
Trustee fees	13	0	11
Interest expense	4,668	5	3,858
Organizational expense	0	78	0
Miscellaneous expense	0	0	8
Total Expenses	19,064	93	21,905
Waiver and/or Reimbursement by PIMCO	0	(79)	0
Net Expenses	19,064	14	21,905

Net Investment Income	71,625	15	27,062

Net Realized Gain (Loss):
Investments in securities	(98,934)	14	(24,072)
Investments in Affiliates	29	(1)	(642)
Exchange-traded or centrally cleared financial derivative instruments	(47,658)	(55)	(32,557)
Over the counter financial derivative instruments	10,867	2	17,984
Foreign currency	2,078	5	1,516

Net Realized (Loss)	(133,618)	(35)	(37,771)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(26,707)	40	27,780
Investments in Affiliates	7	0	20
Exchange-traded or centrally cleared financial derivative instruments	(7,356)	(6)	(359)
Over the counter financial derivative instruments	(24,993)	(2)	(24,004)
Foreign currency assets and liabilities	980	0	(34)

Net Change in Unrealized Appreciation (Depreciation)	(58,069)	32	3,403

Net Increase (Decrease) in Net Assets Resulting from Operations	$(120,062)	$12	$(7,306)

* Foreign tax withholdings	$1	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Period from June 30, 2015 to March 31, 2016.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest, net of foreign taxes*	$52,393	$15,790
Dividends, net of foreign taxes**	0	3,185
Dividends from Investments in Affiliates	865	2,893
Total Income	53,258	21,868

Expenses:
Investment advisory fees	18,170	4,721
Supervisory and administrative fees	10,256	2,202
Distribution and/or servicing fees - Administrative Class	12	0
Distribution and/or servicing fees - Class D	490	24
Distribution fees - Class C	89	15
Distribution fees - Class R^	3	1
Servicing fees - Class A	121	26
Servicing fees - Class C	30	5
Servicing fees - Class R^	3	1
Trustee fees	17	3
Interest expense	715	1,131
Miscellaneous expense	23	10
Total Expenses	29,929	8,139
Waiver and/or Reimbursement by PIMCO	(5,453)	(2,080)
Net Expenses	24,476	6,059

Net Investment Income	28,782	15,809

Net Realized Gain (Loss):
Investments in securities	(83,882)	(33,084)
Investments in Affiliates	56	(383)
Exchange-traded or centrally cleared financial derivative instruments	11,941	(206)
Over the counter financial derivative instruments	(590,472)	(1,193)
Foreign currency	(3,612)	1,844

Net Realized (Loss)	(665,969)	(33,022)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	63,448	42,636
Investments in Affiliates	119	(3,954)
Exchange-traded or centrally cleared financial derivative instruments	(30,163)	(9,864)
Over the counter financial derivative instruments	(43,932)	(16,095)
Foreign currency assets and liabilities	234	(757)

Net Change in Unrealized Appreciation (Depreciation)	(10,294)	11,966

Net (Decrease) in Net Assets Resulting from Operations	$(647,481)	$(5,247)

* Foreign tax withholdings	$0	$3
* Foreign tax withholdings - Dividends	$0	$19

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class R Shares liquidated at the close of business on January 22, 2016.

ANNUAL REPORT	MARCH 31, 2016	27

Statements of Changes in Net Assets

	PIMCO Real Return Asset Fund		PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Inception date through March 31, 2016	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$71,625	$(7,673)	$15	$27,062	$12,936
Net realized gain (loss)	(133,618)	(2,140)	(35)	(37,771)	737,578
Net change in unrealized appreciation (depreciation)	(58,069)	62,575	32	3,403	75,838

Net Increase (Decrease) in Net Assets Resulting from Operations	(120,062)	52,762	12	(7,306)	826,352

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(44,035)	(9,939)	(42)	(88,774)	(527,372)
Class P	(80)	(76)	(0)	(6,384)	(31,105)
Class D	(27)	(0)	(0)	(15,003)	(73,231)
Class A	0	0	0	(20,077)	(88,037)
Class B	0	0	0	0	(209)^
Class C	0	0	0	(12,978)	(55,050)
Tax basis return of capital(a)
Institutional Class	(7,923)	0	(3)	(6,347)	0
Class P	(16)	0	(0)	(456)	0
Class D	(6)	0	(0)	(1,026)	0
Class A	0	0	0	(1,361)	0
Class B	0	0	0	0	0
Class C	0	0	0	(811)	0

Total Distributions	(52,087)	(10,015)	(45)	(153,217)	(775,004)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,498,159)	2,793,049	3,185	(839,063)	(938,985)

Total Increase (Decrease) in Net Assets	(1,670,308)	2,835,796	3,152	(999,586)	(887,637)

Net Assets:
Beginning of year or period	3,232,505	396,709	0	2,502,478	3,390,115
End of year or period*	$1,562,197	$3,232,505	$3,152	1,502,892	$2,502,478

* Including undistributed (overdistributed) net investment income of:	$(7,065)	$(15,415)	$(27)	$(52,749)	$44,459

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$28,782	$(487)	$15,809	$13,008
Net realized (loss)	(665,969)	(2,236,795)	(33,022)	(25,300)
Net change in unrealized appreciation (depreciation)	(10,294)	(120,727)	11,966	(20,139)

Net (Decrease) in Net Assets Resulting from Operations	(647,481)	(2,358,009)	(5,247)	(32,431)

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(32,649)	(161,471)	(21,273)	(53,250)
Class P	(13,483)	(86,305)	(34)	(155)
Administrative Class	(80)	(117)	0	0
Class D	(2,934)	(11,381)	(275)	(1,363)
Class A	(740)	(3,440)	(269)	(996)
Class C	(120)	(714)	(41)	(205)
Class R^	(22)	(70)	(11)	(30)
From net realized capital gains(a)
Institutional Class	0	(4,983)	0	0
Class P	0	(2,725)	0	0
Administrative Class	0	(4)	0	0
Class D	0	(360)	0	0
Class A	0	(103)	0	0
Class C	0	(26)	0	0
Class R^	0	(3)	0	0

Total Distributions	(50,028)	(271,702)	(21,903)	(55,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(948,942)	52,714	336,589	5,585

Total Increase (Decrease) in Net Assets	(1,646,451)	(2,576,997)	309,439	(82,845)

Net Assets:
Beginning of year	4,075,248	6,652,245	664,363	747,208
End of year*	$2,428,797	$4,075,248	$973,802	$664,363

* Including (overdistributed) net investment income of:	$(35,181)	$(49,821)	$(23,346)	$(8,586)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
^	Class R Shares liquidated at the close of business on January 22, 2016.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	29

Statements of Cash Flows

Year or Period Ended March 31, 2016
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund (1)	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(120,062)	$12	$(7,306)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(4,004,919)	(6,808)	(2,759,655)
Proceeds from sales of long-term securities	5,534,400	2,453	3,356,816
(Purchases) Proceeds from sales of short-term portfolio investments, net	(78,640)	(541)	404,245
(Increase) decrease in deposits with counterparty	2,494	(52)	1,274
(Increase) in receivable for investments sold	(224,491)	0	(99,168)
(Increase) decrease in interest and/or dividends receivable	5,868	(8)	4,735
(Increase) in dividends receivable from Affiliates	(8)	0	(95)
Payments on exchange-traded or centrally cleared financial derivative instruments	(54,692)	(59)	(33,261)
Proceeds from over the counter financial derivative instruments	7,705	0	13,680
Decrease in other assets	0	0	1
Increase in payable for investments purchased	95,400	158	78,299
Increase (decrease) in deposits from counterparty	(3,635)	0	42,304
Increase (decrease) in accrued investment advisory fees	(175)	1	(421)
Increase (decrease) in accrued supervisory and administrative fees	(145)	1	(241)
(Decrease) in accrued distribution fees	0	0	(37)
(Decrease) in accrued servicing fees	0	0	(20)
(Decrease) in accrued taxes payable	(1)	0	(2)
Payments on short sales transactions, net	(7,309)	0	(13,551)
Proceeds from foreign currency transactions	3,058	5	2,080
Increase in other liabilities	2	0	0
Net Realized (Gain) Loss
Investments in securities	98,934	(14)	24,072
Investments in Affiliates	(29)	1	642
Exchange-traded or centrally cleared financial derivative instruments	47,658	55	32,557
Over the counter financial derivative instruments	(10,867)	(2)	(17,984)
Foreign currency	(2,078)	(5)	(1,516)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	26,707	(40)	(27,780)
Investments in Affiliates	(7)	0	(20)
Exchange-traded or centrally cleared financial derivative instruments	7,356	6	359
Over the counter financial derivative instruments	24,993	2	24,004
Foreign currency assets and liabilities	(980)	0	34
Net amortization (accretion) on investments	26,105	3	18,931

Net Cash Provided by (Used for) Operating Activities	1,372,642	(4,832)	1,042,976

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	192,593	3,140	301,552
Payments on shares redeemed	(1,662,934)	0	(1,283,541)
(Decrease) in overdraft due to custodian	(34)	0	0
Cash dividend paid*	(8)	0	(5,903)
Proceeds from reverse repurchase agreements	10,382,548	4,221	7,563,356
Payments on reverse repurchase agreements	(9,838,577)	(3,400)	(7,171,162)
Proceeds from sale-buyback transactions	6,278,405	6,291	2,953,376
Payments on sale-buyback transactions	(6,724,200)	(5,260)	(3,403,342)
Proceeds from deposits from counterparty	3,440	0	35,411
Payments on deposits from counterparty	(3,440)	0	(31,730)

Net Cash Received from (Used for) Financing Activities	(1,372,207)	4,992	(1,041,983)

Net Increase in Cash and Foreign Currency	435	160	993

Cash and Foreign Currency:
Beginning of year or period	4,878	0	4,274
End of year or period	$5,313	$160	$5,267

* Reinvestment of distributions	$52,080	$45	$147,314

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year or period	$4,436	$3	$2,873

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Period from June 30, 2015 to March 31, 2016.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Year Ended March 31, 2016
(Amounts in thousands)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(5,247)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash (Used for) Operating Activities:
Purchases of long-term securities	(2,901,539)
Proceeds from sales of long-term securities	2,436,969
Proceeds from sales of short-term portfolio investments, net	119,222
(Increase) in deposits with counterparty	(1,340)
Decrease in receivable for investments sold	39,160
(Increase) in interest and/or dividends receivable	(2,321)
Decrease in dividends receivable from Affiliates	16
Payments on exchange-traded or centrally cleared financial derivative instruments	(7,844)
Payments on over the counter financial derivative instruments	(3,307)
(Increase) in reimbursement receivable from PIMCO	(9)
Increase in payable for investments purchased	91,606
(Decrease) in deposits from counterparty	(19,046)
Increase in accrued investment advisory fees	45
Increase in accrued supervisory and administrative fees	65
(Decrease) in accrued distribution fees	(3)
(Decrease) in accrued servicing fees	(1)
(Decrease) in accrued taxes payable	(1)
Payments on short sales transactions, net	(21,355)
Proceeds from foreign currency transactions	1,087
(Decrease) in other liabilities	(6)
Net Realized (Gain) Loss
Investments in securities	33,084
Investments in Affiliates	383
Exchange-traded or centrally cleared financial derivative instruments	206
Over the counter financial derivative instruments	1,193
Foreign currency	(1,844)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(42,636)
Investments in Affiliates	3,954
Exchange-traded or centrally cleared financial derivative instruments	9,864
Over the counter financial derivative instruments	16,095
Foreign currency assets and liabilities	757
Net amortization (accretion) on investments	1,817

Net Cash (Used for) Operating Activities	(250,976)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	466,813
Payments on shares redeemed	(209,577)
(Decrease) in overdraft due to custodian	(3,155)
Cash dividend paid*	(6)
Proceeds from reverse repurchase agreements	2,836,828
Payments on reverse repurchase agreements	(2,737,139)
Proceeds from sale-buyback transactions	2,002,816
Payments on sale-buyback transactions	(2,104,320)
Proceeds from deposits from counterparty	708
Payments on deposits from counterparty	(736)

Net Cash Received from Financing Activities	252,232

Net Increase in Cash and Foreign Currency	1,256

Cash and Foreign Currency:
Beginning of year	2,370
End of year	$3,626

* Reinvestment of distributions	$21,897

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$1,086

ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Real Return Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.4%

CORPORATE BONDS & NOTES 10.4%

BANKING & FINANCE 7.2%
Ally Financial, Inc.
2.750% due 01/30/2017		$9,700	$9,676
3.250% due 02/13/2018		5,150	5,111
3.500% due 07/18/2016		3,000	3,009
6.250% due 12/01/2017		6,000	6,270
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	800	818
Bank of America Corp.
3.875% due 08/01/2025		$3,500	3,649
4.100% due 07/24/2023		2,100	2,219
4.125% due 01/22/2024		2,000	2,123
Bank of America N.A.
1.040% due 05/08/2017		1,500	1,497
Barclays Bank PLC
7.625% due 11/21/2022		7,339	7,903
7.750% due 04/10/2023		4,970	5,225
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	4,800	5,298
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	549
BPCE S.A.
4.625% due 07/11/2024		4,100	4,022
CIT Group, Inc.
4.250% due 08/15/2017		100	102
Citigroup, Inc.
1.136% due 05/01/2017		2,300	2,297
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		9,700	9,204
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	383
3.800% due 09/15/2022		2,300	2,293
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		10,700	10,633
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	3,200	5,029
7.000% due 04/07/2038		400	703
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$1,900	2,170
Lloyds Bank PLC
9.875% due 12/16/2021		500	527
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	11,700	16,301
7.875% due 06/27/2029 (d)		2,200	3,061
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,700	1,487
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	6,900	1,075
Vornado Realty LP
2.500% due 06/30/2019		$500	505

			113,139

INDUSTRIALS 2.8%
Actavis Funding SCS
3.000% due 03/12/2020		11,400	11,758
3.800% due 03/15/2025		2,700	2,815
California Resources Corp.
8.000% due 12/15/2022		1,355	525
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	415
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$3,000	3,021
2.850% due 10/05/2018		3,000	3,053

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Numericable SFR S.A.
4.875% due 05/15/2019		$200	$200
Sabine Pass LNG LP
7.500% due 11/30/2016		450	463
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		9,500	9,528
2.700% due 04/01/2020		8,200	8,326
3.150% due 04/01/2022		2,800	2,847

			42,951

UTILITIES 0.4%
AT&T, Inc.
1.049% due 03/30/2017		1,500	1,500
BG Energy Capital PLC
6.500% due 11/30/2072		600	631
Petrobras Global Finance BV
3.000% due 01/15/2019		100	86
3.002% due 03/17/2017		3,000	2,903
3.250% due 03/17/2017		200	197
3.250% due 04/01/2019	EUR	200	192
3.750% due 01/14/2021		200	179
4.375% due 05/20/2023		$100	73
6.250% due 12/14/2026	GBP	300	301

			6,062

Total Corporate Bonds & Notes (Cost $168,884)			162,152

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae, TBA
3.000% due 05/01/2046		$51,000	52,230
Freddie Mac
0.713% due 09/25/2031		49	48
0.793% due 10/25/2029		346	343
11.097% due 05/15/2035		47	56
Small Business Administration
5.902% due 02/10/2018		109	116

Total U.S. Government Agencies (Cost $52,483)			52,793

U.S. TREASURY OBLIGATIONS 123.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (f)		26,072	25,425
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (h)(j)		12,503	12,730
0.125% due 04/15/2019 (f)(h)		39,155	40,018
0.125% due 07/15/2022 (h)		14,824	15,102
0.125% due 01/15/2023 (j)		205	207
0.625% due 02/15/2043		26,275	24,739
0.750% due 02/15/2042		85,269	82,999
0.750% due 02/15/2045 (f)		122,100	118,474
1.000% due 02/15/2046 (j)		5,989	6,259
1.375% due 02/15/2044 (f)		317,707	356,607
1.625% due 01/15/2018 (h)(j)		1,018	1,065
1.750% due 01/15/2028		17,780	20,645
1.875% due 07/15/2019 (h)(j)		1,220	1,328
2.125% due 02/15/2040		61,161	78,308
2.125% due 02/15/2041		42,407	54,722
2.375% due 01/15/2027 (f)		193,034	236,109
2.500% due 07/15/2016 (h)(j)		2,299	2,342
2.500% due 01/15/2029 (f)(j)		215,606	271,259
3.625% due 04/15/2028 (f)		232,770	321,016
3.875% due 04/15/2029 (f)		176,195	252,647

Total U.S. Treasury Obligations (Cost $1,886,073)			1,922,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
2.681% due 01/25/2036 ^		$243	$212
2.810% due 11/25/2035 ^		522	440
Banc of America Funding Ltd.
0.701% due 10/03/2039		867	850
Banc of America Funding Trust
3.062% due 03/20/2036		397	365
Banc of America Re-REMIC Trust
5.650% due 02/17/2051		689	697
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		57	56
2.430% due 09/25/2035		332	331
2.660% due 05/25/2035		76	74
2.747% due 12/25/2035 ^		440	337
Countrywide Alternative Loan Trust
1.351% due 12/25/2035		450	379
2.904% due 02/25/2037 ^		318	284
GMAC Mortgage Corp. Loan Trust
3.029% due 11/19/2035		366	340
3.570% due 06/19/2035		688	674
GSR Mortgage Loan Trust
2.914% due 09/25/2035		115	117
HomeBanc Mortgage Trust
0.703% due 10/25/2035		77	70
Marche Mutui SRL
0.175% due 02/25/2055	EUR	798	895
0.245% due 10/27/2065		146	166
2.095% due 01/27/2064		1,697	1,947
Merrill Lynch Mortgage Investors Trust
1.093% due 09/25/2029		$367	364
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		665	681
Prime Mortgage Trust
5.000% due 02/25/2019		1	1
Residential Accredit Loans, Inc. Trust
0.613% due 06/25/2046		225	93
Residential Asset Securitization Trust
0.883% due 12/25/2036 ^		448	121
5.000% due 08/25/2019		70	70
6.250% due 10/25/2036 ^		329	272
Structured Adjustable Rate Mortgage Loan Trust
2.741% due 07/25/2035 ^		218	186
2.749% due 02/25/2035		787	757
Thornburg Mortgage Securities Trust
1.173% due 09/25/2044		310	286
Trinity Square PLC
1.786% due 07/15/2051	GBP	8,300	11,830
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035		$241	228
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045		453	416
0.703% due 12/25/2045		143	134
0.723% due 07/25/2045		43	40
0.753% due 08/25/2045		824	763
0.853% due 06/25/2044		1,224	1,097
2.521% due 09/25/2033		113	114
Wells Fargo Mortgage-Backed Securities Trust
2.801% due 07/25/2034		169	171

Total Non-Agency Mortgage-Backed Securities (Cost $26,569)			25,858

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036		56	29
Bayview Opportunity Master Fund Trust
4.350% due 01/28/2031		495	496

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
1.433% due 10/25/2037	$1,298	$1,195
2.533% due 03/25/2035	2,205	2,066
BlackRock Senior Income
0.864% due 04/20/2019	48	48
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022	16,400	16,333
CIFC Funding Ltd.
1.986% due 12/05/2024	14,100	14,006
Citigroup Mortgage Loan Trust, Inc.
1.053% due 07/25/2035	5,000	4,124
1.408% due 05/25/2035	3,356	3,170
Countrywide Asset-Backed Certificates
0.686% due 04/25/2036	40	40
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036	28	14
First Franklin Mortgage Loan Trust
1.013% due 09/25/2035	7,000	5,828
Fortress Credit Investments Ltd.
1.870% due 07/17/2023	3,915	3,894
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023	2,276	2,275
GSAMP Trust
0.573% due 06/25/2036	2,519	2,119
JPMorgan Mortgage Acquisition Trust
0.606% due 04/25/2036	1,584	1,560
LCM LP
1.824% due 07/14/2022	5,171	5,179
1.881% due 10/19/2022	15,400	15,167
Madison Park Funding Ltd.
1.908% due 08/15/2022	10,300	10,294
MASTR Specialized Loan Trust
1.636% due 07/25/2035	1,417	1,182
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^	900	437
Mountain View Funding CLO Ltd.
0.882% due 04/15/2019	148	147
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.468% due 02/25/2035	4,350	4,213
RAAC Trust
2.933% due 12/25/2035	3,473	3,349
Residential Asset Mortgage Products Trust
0.613% due 10/25/2036	3,776	3,730
1.411% due 04/25/2034	1,639	1,396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saxon Asset Securities Trust
0.873% due 11/25/2037		$8,000	$6,859
Securitized Asset-Backed Receivables LLC Trust
0.723% due 11/25/2035		1,499	1,405
Soundview Home Loan Trust
0.493% due 11/25/2036		371	121
Symphony CLO Ltd.
1.586% due 07/23/2023		16,900	16,901
VOLT LLC
3.500% due 06/26/2045		502	496
Voya CLO Ltd.
1.922% due 10/15/2022		6,800	6,785
1.942% due 10/15/2022		7,200	7,194
Wood Street CLO BV
0.117% due 03/29/2021	EUR	8	9

Total Asset-Backed Securities (Cost $143,188)			142,061

SOVEREIGN ISSUES 12.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	1,940
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	33,700	9,068
0.000% due 10/01/2016 (b)		118,920	30,949
0.000% due 01/01/2017 (b)		160,700	40,533
Colombian TES
3.000% due 03/25/2033 (c)	COP	655,723	187
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (c)	EUR	16,635	22,127
Mexico Government International Bond
4.500% due 12/04/2025 (c)	MXN	315,369	20,670
4.500% due 11/22/2035 (c)		6,511	429
4.750% due 06/14/2018		17,587	1,024
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	18,824	13,108
2.500% due 09/20/2035 (c)		10,092	7,318
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	805
4.750% due 04/17/2019	EUR	1,500	1,524
5.000% due 08/22/2016	JPY	80,000	667
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,162
United Kingdom Gilt
0.125% due 03/22/2044 (c)	GBP	13,881	26,487

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 03/22/2046 (c)	GBP	5,653	$10,977
0.125% due 03/22/2058 (c)		334	760
0.125% due 03/22/2068 (c)		684	1,805
0.375% due 03/22/2062 (c)		461	1,214

Total Sovereign Issues (Cost $192,504)			192,754

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (e) 0.3%
			4,017

U.S. TREASURY BILLS 0.3%
0.205% due 04/07/2016 - 04/28/2016 (a)(b)(j)		$5,147	5,147

Total Short-Term Instruments (Cost $9,164)			9,164

Total Investments in Securities (Cost $2,478,865)			2,506,783

		SHARES
INVESTMENTS IN AFFILIATES 5.2%

SHORT-TERM INSTRUMENTS 5.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III		8,161,815	80,647

Total Short-Term Instruments (Cost $80,640)			80,647

Total Investments in Affiliates (Cost $80,640)			80,647

Total Investments 165.6% (Cost $2,559,505)			$2,587,430

Financial Derivative Instruments (g)(i) (0.7%) (Cost or Premiums, net $(952))			(11,469)

Other Assets and Liabilities, net (64.9%)			(1,013,764)

Net Assets 100.0%			$1,562,197

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$4,017	U.S. Treasury Notes 1.625% due 04/30/2019	$(4,100)	$4,017	$4,017

Total Repurchase Agreements						$(4,100)	$4,017	$4,017

(1)	Includes accrued interest.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/09/2015	04/07/2016	$(23,830)	$(23,882)
BSN	0.550	01/14/2016	04/04/2016	(140,600)	(140,609)
	0.550	01/19/2016	04/15/2016	(7,809)	(7,818)
	0.550	04/04/2016	04/15/2016	(17,575)	(17,575)
	0.600	02/08/2016	04/08/2016	(22,439)	(22,459)
	0.600	02/09/2016	04/11/2016	(16,972)	(16,987)
	0.600	02/11/2016	04/11/2016	(15,284)	(15,297)
	0.600	03/14/2016	04/05/2016	(262,519)	(262,598)
GRE	0.660	02/16/2016	04/18/2016	(43,730)	(43,766)
	0.660	02/17/2016	04/18/2016	(101,959)	(102,041)
	0.660	02/23/2016	04/22/2016	(17,933)	(17,946)
	0.660	02/24/2016	04/22/2016	(31,858)	(31,879)
	0.660	02/29/2016	04/18/2016	(14,634)	(14,643)
	0.670	02/18/2016	04/18/2016	(20,619)	(20,636)
	0.670	02/26/2016	04/18/2016	(5,080)	(5,084)
	0.680	02/25/2016	04/07/2016	(18,856)	(18,868)
	0.680	02/26/2016	04/08/2016	(24,013)	(24,028)
	0.680	03/01/2016	04/01/2016	(24,953)	(24,968)
	0.690	03/02/2016	04/04/2016	(25,310)	(25,324)
	0.700	03/07/2016	04/07/2016	(1,792)	(1,793)
JPS	0.650	02/26/2016	05/10/2016	(6,351)	(6,355)
RDR	0.460	02/04/2016	04/19/2016	(39,025)	(39,053)
	0.470	10/19/2015	04/04/2016	(55,963)	(56,082)
	0.470	03/28/2016	04/20/2016	(2,132)	(2,132)
	0.470	04/04/2016	04/20/2016	(35,613)	(35,613)
	0.620	02/23/2016	04/19/2016	(10,075)	(10,082)
	0.620	02/29/2016	04/19/2016	(20,325)	(20,336)
	0.620	03/08/2016	04/19/2016	(11,758)	(11,763)
SGY	0.300	03/28/2016	04/04/2016	(23,891)	(23,892)

Total Reverse Repurchase Agreements					$(1,043,509)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MYI	0.729%	01/21/2016	04/21/2016	GBP	(28,460)	$(40,380)

Total Sale-Buyback Transactions						$(40,380)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,210,872) at a weighted average interest rate of 0.375%.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $1,075,513 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(23,882)	$0	$(23,882)	$23,665	$(217)
BSN	0	(483,343)	0	(483,343)	466,708	(16,635)
GRE	0	(330,976)	0	(330,976)	329,775	(1,201)
JPS	0	(6,355)	0	(6,355)	6,466	111
RDR	0	(175,061)	0	(175,061)	139,404	(35,657)
SGY	0	(23,892)	0	(23,892)	23,865	(27)
SSB	4,017	0	0	4,017	(4,100)	(83)

Master Securities Forward Transaction Agreement
MYI	0	0	(40,380)	(40,380)	41,340	960

Total Borrowings and Other Financing Transactions	$4,017	$(1,043,509)	$(40,380)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(24,968)	$(958,998)	$(6,355)	$0	$(990,321)

Total	$(24,968)	$(958,998)	$(6,355)	$0	$(990,321)

Sale-Buyback Transactions
Sovereign Issues	0	(40,380)	0	0	(40,380)

Total	$0	$(40,380)	$0	$0	$(40,380)

Total Borrowings	$(24,968)	$(999,378)	$(6,355)	$0	$(1,030,701)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(1,030,701)

(5)	Unsettled reverse repurchase agreements liability of $(53,188) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	163	$(35)	$2	$0
90-Day Eurodollar December Futures	Short	12/2017	163	65	0	(16)
Brent Crude June Futures	Short	04/2016	97	(15)	0	(27)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	135	(323)	3	(40)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	119	63	37	(8)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,525	54	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,525	(270)	0	(11)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	330	275	72	0
U.S. Treasury 10-Year Note June Futures	Short	06/2016	641	(592)	0	(241)
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	1	0	21	(1)

Total Futures Contracts				$(778)	$135	$(344)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$297,200	$(1,588)	$215	$18	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$ 39,700	$(1,764)	$(796)	$0	$(67)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025	52,800	(2,193)	(1,703)	0	(110)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	53,600	(3,990)	(2,736)	0	(194)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025	183,400	(5,775)	(4,682)	0	(376)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	20,600	(1,802)	(1,962)	0	(77)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026	70,600	(1,099)	(873)	0	(139)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026	54,700	(580)	(375)	0	(107)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	2.250%	06/15/2026	$ 54,900	$(2,908)	$(793)	$0	$(201)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	GBP 7,700	(36)	(18)	0	(7)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	26,250	(95)	(277)	0	(49)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047	31,870	(1,036)	(484)	0	(214)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY 130,000	(83)	(29)	2	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029	MXN 53,200	97	65	2	0

					$(21,264)	$(14,663)	$4	$(1,541)

Total Swap Agreements					$(22,852)	$(14,448)	$22	$(1,541)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $20,805 and cash of $2,995 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$139	$52	$191	$0	$(350)	$(1,541)	$(1,891)

(1)	Unsettled variation margin asset of $4 and liability of $(6) for closed futures and unsettled variation margin asset of $30 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016		INR	251,676	$		3,600	$0	$(172)

BOA	04/2016		NZD	11,185			7,456	0	(274)
	04/2016	$		19,372		NZD	27,975	0	(36)
	05/2016		INR	314,357	$		4,504	0	(208)
	05/2016		NZD	27,975			19,343	36	0
	05/2016	$		7,220		INR	491,743	150	0
	05/2016			221		MXN	3,882	3	0
	05/2016			3,129		TWD	104,681	128	0
	10/2016		BRL	23,100	$		5,861	0	(236)
	04/2017		DKK	7,051			1,067	0	(25)

BPS	04/2016		BRL	9,140			2,568	26	0
	04/2016	$		2,437		BRL	9,140	105	0
	05/2016		TWD	732,926	$		21,950	0	(852)
	10/2016		BRL	12,100			2,915	0	(279)
	01/2017			26,500			6,102	0	(725)

BRC	05/2016		MXN	489,651			27,471	0	(752)
	05/2016	$		16,115		MXN	282,428	165	(1)

CBK	04/2016		BRL	15,560	$		4,372	45	0
	04/2016		EUR	4,239			4,712	0	(112)
	04/2016		GBP	24,160			33,799	0	(901)
	04/2016	$		4,286		BRL	15,560	41	0
	04/2016			30,972		EUR	28,327	1,262	0
	04/2016			15,788		GBP	11,370	543	0
	05/2016		MXN	173,163	$		9,835	0	(146)
	05/2016	$		9,392		EUR	8,290	49	0
	05/2016			5,826		INR	403,306	218	0
	05/2016			2,342		KRW	2,824,452	120	0
	06/2016			147		COP	454,909	4	0
	07/2016		BRL	18,200	$		4,859	0	(76)
	10/2016			10,100			2,447	0	(219)

DUB	04/2016			31,209			8,516	0	(163)
	04/2016		GBP	51			71	0	(2)
	04/2016	$		8,769		BRL	31,209	0	(90)

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	05/2016	$		8,455		BRL	31,209	$155	$0
	01/2017		BRL	32,400	$		7,488	0	(859)

FBF	05/2016	$		393		KRW	474,115	20	0

GLM	04/2016		BRL	39,391	$		9,846	0	(1,109)
	04/2016	$		11,068		BRL	39,391	0	(113)
	04/2016			95,717		GBP	67,096	649	0
	05/2016		GBP	63,870	$		91,213	0	(528)
	05/2016	$		385		EUR	343	6	0
	05/2016			10,817		KRW	13,046,384	557	0
	05/2016			11,385		TWD	380,487	453	0
	01/2017		BRL	54,300	$		12,703	0	(1,285)

HUS	04/2016		GBP	55,123			77,072	0	(2,098)
	04/2016	$		1,463		JPY	164,694	0	0
	05/2016		JPY	164,694	$		1,464	0	0
	05/2016	$		5,706		KRW	6,873,448	286	0
	05/2016			3,518		TWD	118,662	174	0
	07/2016		BRL	15,500	$		4,140	0	(64)

JPM	04/2016			14,388			4,043	41	0
	04/2016	$		3,965		BRL	14,388	36	0
	04/2016			9,253		EUR	8,322	216	0
	05/2016		AUD	3,471	$		2,455	0	(201)
	05/2016		INR	324,079			4,645	0	(212)
	05/2016		KRW	27,454,649			22,817	0	(1,118)
	05/2016	$		5,547		DKK	36,490	32	0
	05/2016			1,015		GBP	705	0	(2)
	05/2016			3,594		KRW	4,327,042	178	0
	05/2016			4,012		TWD	134,456	171	0
	10/2016		BRL	34,500	$		8,566	0	(542)
	01/2017			47,500			11,174	0	(1,063)
	01/2017		CNH	39,848			5,757	0	(318)

MSB	04/2016		BRL	31,512			8,854	91	0
	04/2016		EUR	87,283			95,994	0	(3,325)
	04/2016	$		7,923		BRL	31,512	841	0
	04/2016			1,235		GBP	868	12	0
	05/2016			6,805		EUR	6,001	30	0
	10/2016		BRL	39,120	$		9,431	0	(896)

NAB	04/2016		JPY	164,694			1,472	9	0

SCX	04/2016		NZD	16,790			11,070	0	(535)
	09/2016		CNH	40,007			6,070	0	(67)
	10/2016			51,942			7,956	0	(1)
	01/2017			40,300			5,862	0	(281)

SOG	05/2016			40,558			6,184	0	(78)

TOR	01/2017		BRL	32,000			7,316	0	(928)

UAG	04/2016	$		61,447		EUR	54,873	993	0
	05/2016		DKK	34,235	$		5,146	0	(88)
	05/2016		EUR	54,873			61,500	0	(995)
	05/2016	$		1		KRW	1,205	0	0
	05/2016			272		PLN	1,083	18	0

Total Forward Foreign Currency Contracts								$7,863	$(21,975)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$	406,100	$139	$1

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		16,800	1,146	995

FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		49,100	358	51

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016		173,800	139	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		275,900	86	26
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		740,500	241	30

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		172,100	159	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016		190,800	353	42
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016		189,600	339	43

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605%	10/17/2018	$	12,800	$1,178	$1,024
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		3,900	390	318
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		3,900	409	331
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		4,500	424	406

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016		460,000	391	0

								$5,752	$3,267

Total Purchased Options								$5,752	$3,267

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	2,900	$(7)	$0

BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		5,500	(6)	(8)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		2,900	(3)	(9)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		2,800	(5)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		2,800	(6)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		5,000	(10)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	9,700	(15)	(10)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		9,700	(16)	(17)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$	2,900	(6)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		5,500	(10)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		4,600	(11)	(1)

FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		2,800	(3)	(4)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		5,700	(7)	(17)

							$(105)	$(67)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR 8,130	$(38)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$(16)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		8,200	(7)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		600	(6)	(2)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,200	(464)	(128)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	(2)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(308)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(245)	(169)

							$(1,925)	$(625)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	84,000	$(1,183)	$(1,033)

FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016		108,100	(195)	(272)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016		108,100	(131)	(55)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016		42,100	(164)	(298)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		49,100	(390)	(813)

MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016		43,000	(179)	(290)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		59,500	(1,180)	(948)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		18,200	(391)	(303)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	12/10/2018	$	18,200	$(410)	$(313)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		21,300	(427)	(401)

								$(4,650)	$(4,726)

Total Written Options								$(6,718)	$(5,431)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$285,495	EUR	76,581	GBP	0	$(4,809)
Sales	1,436	2,115,308		462,171		34,300	(17,463)
Closing Buys	(521)	(684,700)		(175,900)		(21,800)	8,085
Expirations	(197)	(441,396)		(247,829)		(12,500)	4,264
Exercised	(718)	(529,807)		(77,293)		0	3,205

Balance at End of Period	0	$744,900	EUR	37,730	GBP	0	$(6,718)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.423%	$ 500	$(12)	$5	$0	$(7)
	Italy Government International Bond	1.000	03/20/2019	0.820	1,000	(17)	22	5	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR 420	(4)	5	1	0

BRC	Greece Government International Bond	1.000	06/20/2016	14.401	$ 800	(44)	6	0	(38)
	Indonesia Government International Bond	1.000	12/20/2019	1.423	1,600	(49)	25	0	(24)

GST	Greece Government International Bond	1.000	12/20/2016	14.469	100	(8)	(2)	0	(10)

HUS	Indonesia Government International Bond	1.000	12/20/2019	1.423	500	(12)	5	0	(7)

JPM	Indonesia Government International Bond	1.000	12/20/2019	1.423	1,700	(40)	15	0	(25)

						$(186)	$81	$6	$(111)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	6,200	$2	$689	$691	$0
	Pay	1-Month GBP-UKRPI	3.306	04/08/2035			2,600	0	178	178	0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017	$		3,100	0	16	16	0

BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	100	1	9	10	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017		EUR	700	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016	$		12,300	0	(247)	0	(247)

CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		GBP	10,600	7	1,174	1,181	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			400	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030			20,700	182	948	1,130	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016		EUR	18,900	1	(147)	0	(146)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018			400	(1)	(4)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018			300	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018			600	0	(7)	0	(7)

DUB	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017			1,000	0	(10)	0	(10)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017			400	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018			700	0	(7)	0	(7)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018			1,500	1	(18)	0	(17)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$		900	$6	$(111)	$0	$(105)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023			1,700	0	(206)	0	(206)

FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030		GBP	1,100	0	105	105	0
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035			10,900	6	870	876	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044			800	(7)	205	198	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044			500	(2)	102	100	0

GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030			900	3	89	92	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018		EUR	500	0	(6)	0	(6)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017	$		1,800	0	(98)	0	(98)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025			42,200	0	1,276	1,276	0

JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	200	0	21	21	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			1,300	0	80	80	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		EUR	1,300	0	(13)	0	(13)

MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		GBP	5,800	0	500	500	0
	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018		EUR	800	0	(9)	0	(9)

SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018			500	0	(6)	0	(6)

UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		GBP	15,800	0	896	896	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		EUR	2,800	1	(25)	0	(24)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018			500	0	(5)	0	(5)

								$200	$6,248	$7,374	$(926)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	BCOMF3T Index	35,845	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$13,095		$55	$55	$0

SOG	Receive	BCOMF3T Index	72,349	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	26,430		109	109	0

								$164	$164	$0

Total Swap Agreements							$14	$6,493	$7,544	$(1,037)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $13,961 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$0	$0	$0	$0	$(172)	$0	$0	$(172)	$(172)	$0	$(172)
BOA	317	0	891	1,208	(779)	0	(7)	(786)	422	(420)	2
BPS	131	0	65	196	(1,856)	0	(254)	(2,110)	(1,914)	1560	(354)
BRC	165	0	0	165	(753)	(45)	(62)	(860)	(695)	635	(60)
CBK	2,282	1	2,335	4,618	(1,454)	(17)	(162)	(1,633)	2,985	(2,730)	255
DUB	155	995	0	1,150	(1,114)	(1,035)	(349)	(2,498)	(1,348)	963	(385)
FBF	20	51	1,279	1,350	0	(1,442)	0	(1,442)	(92)	0	(92)
GLM	1,665	56	1,368	3,089	(3,035)	(128)	(104)	(3,267)	(178)	(520)	(698)
GST	0	0	0	0	0	0	(10)	(10)	(10)	0	(10)
HUS	460	0	0	460	(2,162)	0	(7)	(2,169)	(1,709)	2,200	491
JPM	674	0	101	775	(3,456)	(492)	(38)	(3,986)	(3,211)	3,328	117
MSB	974	0	0	974	(4,221)	0	0	(4,221)	(3,247)	3,143	(104)
MYC	0	2,164	500	2,664	0	(2,272)	(9)	(2,281)	383	(800)	(417)
NAB	9	0	0	9	0	0	0	0	9	0	9
SCX	0	0	0	0	(884)	0	0	(884)	(884)	888	4
SOG	0	0	109	109	(78)	0	(6)	(84)	25	(250)	(225)
TOR	0	0	0	0	(928)	0	0	(928)	(928)	953	25
UAG	1,011	0	896	1,907	(1,083)	0	(29)	(1,112)	795	(820)	(25)

Total Over the Counter	$7,863	$3,267	$7,544	$18,674	$(21,975)	$(5,431)	$(1,037)	$(28,443)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$139	$139
Swap Agreements	0	18	0	0	34	52

	$0	$18	$0	$0	$173	$191

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,863	$0	$7,863
Purchased Options	0	0	0	0	3,267	3,267
Swap Agreements	164	6	0	0	7,374	7,544

	$164	$6	$0	$7,863	$10,641	$18,674

	$164	$24	$0	$7,863	$10,814	$18,865

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$27	$0	$0	$0	$323	$350
Swap Agreements	0	0	0	0	1,541	1,541

	$27	$0	$0	$0	$1,864	$1,891

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,975	$0	$21,975
Written Options	0	67	0	13	5,351	5,431
Swap Agreements	0	111	0	0	926	1,037

	$0	$178	$0	$21,988	$6,277	$28,443

	$27	$178	$0	$21,988	$8,141	$30,334

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(157)	$(157)
Written Options	0	0	0	0	336	336
Futures	80	0	0	0	(15,496)	(15,416)
Swap Agreements	0	(279)	0	0	(32,142)	(32,421)

	$80	$(279)	$0	$0	$(47,459)	$(47,658)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,609	$0	$17,609
Purchased Options	0	0	0	0	(2,172)	(2,172)
Written Options	0	309	0	1,362	6,343	8,014
Swap Agreements	(13,091)	(623)	0	(37)	1,167	(12,584)

	$(13,091)	$(314)	$0	$18,934	$5,338	$10,867

	$(13,011)	$(593)	$0	$18,934	$(42,121)	$(36,791)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(93)	$0	$0	$0	$1,145	$1,052
Swap Agreements	0	218	0	0	(8,626)	(8,408)

	$(93)	$218	$0	$0	$(7,481)	$(7,356)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(30,424)	$0	$(30,424)
Purchased Options	0	0	0	0	(2,012)	(2,012)
Written Options	0	29	0	1,324	507	1,860
Swap Agreements	(494)	390	0	36	5,651	5,583

	$(494)	$419	$0	$(29,064)	$4,146	$(24,993)

	$(587)	$637	$0	$(29,064)	$(3,335)	$(32,349)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$113,139	$0	$113,139
Industrials	0	42,951	0	42,951
Utilities	0	6,062	0	6,062
U.S. Government Agencies	0	52,793	0	52,793
U.S. Treasury Obligations	0	1,922,001	0	1,922,001
Non-Agency Mortgage-Backed Securities	0	25,858	0	25,858
Asset-Backed Securities	0	142,061	0	142,061
Sovereign Issues	0	192,754	0	192,754
Short-Term Instruments
Repurchase Agreements	0	4,017	0	4,017
U.S. Treasury Bills	0	5,147	0	5,147
	$0	$2,506,783	$0	$2,506,783

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,647	$0	$0	$80,647

Total Investments	$80,647	$2,506,783	$0	$2,587,430

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$135	$22	$0	$157
Over the counter	0	18,674	0	18,674
	$135	$18,696	$0	$18,831

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(344)	(1,541)	0	(1,885)
Over the counter	0	(28,443)	0	(28,443)
	$(344)	$(29,984)	$0	$(30,328)

Totals	$80,438	$2,495,495	$0	$2,575,933

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Limited Duration Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.4%

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 3.8%
Goldman Sachs Group, Inc.
2.399% due 02/25/2021		$30	$30
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		10	10
Nykredit Realkredit A/S
1.000% due 01/01/2017	DKK	260	40
Realkredit Danmark A/S
1.000% due 01/01/2017		260	40

			120

INDUSTRIALS 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		$5	5
2.850% due 10/05/2018		5	5

			10

Total Corporate Bonds & Notes (Cost $127)			130

U.S. TREASURY OBLIGATIONS 125.5%
U.S. Treasury Bonds
2.500% due 02/15/2046		30	29
2.875% due 08/15/2045		10	11
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017		428	433
0.125% due 04/15/2018 (d)		1,538	1,566
0.125% due 04/15/2019		263	269
0.125% due 04/15/2020		40	41
0.125% due 07/15/2022 (d)		907	924
0.375% due 07/15/2025		20	20
0.625% due 07/15/2021		109	115
2.000% due 01/15/2026		167	196
2.375% due 01/15/2027		47	57
2.500% due 07/15/2016		188	191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/15/2017		$40	$42
3.875% due 04/15/2029		14	21
U.S. Treasury Notes
1.625% due 02/15/2026		40	39

Total U.S. Treasury Obligations (Cost $3,911)			3,954

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
3.038% due 08/25/2035		16	16
Chase Mortgage Finance Trust
2.674% due 12/25/2035 ^		10	9
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035		27	24
GSR Mortgage Loan Trust
2.910% due 01/25/2036 ^		23	22
IndyMac Mortgage Loan Trust
1.273% due 05/25/2034		15	13
JPMorgan Resecuritization Trust
1.975% due 01/26/2037		8	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.473% due 06/25/2033		10	10

Total Non-Agency Mortgage-Backed Securities (Cost $99)			101

ASSET-BACKED SECURITIES 1.8%
Citigroup Mortgage Loan Trust, Inc.
0.563% due 08/25/2036		16	15
Countrywide Asset-Backed Certificates
0.633% due 04/25/2036		13	12
0.803% due 06/25/2036		40	29

Total Asset-Backed Securities (Cost $56)			56

SOVEREIGN ISSUES 12.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (a)	BRL	675	176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government International Bond
2.250% due 07/25/2020	EUR	120	$157
Mexico Government International Bond
4.500% due 12/04/2025 (b)	MXN	666	44
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,000	8
United Kingdom Gilt
0.125% due 03/22/2046 (b)	GBP	10	19

Total Sovereign Issues (Cost $412)			404

Total Investments in Securities (Cost $4,605)			4,645

		SHARES
INVESTMENTS IN AFFILIATES 9.5%

SHORT-TERM INSTRUMENTS 9.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III		30,446	301

Total Short-Term Instruments (Cost $301)			301

Total Investments in Affiliates (Cost $301)			301

Total Investments 156.9% (Cost $4,906)			$4,946

Financial Derivative Instruments (e)(f) (0.1%) (Cost or Premiums, net $2)			(2)

Other Assets and Liabilities, net (56.8%)			(1,792)

Net Assets 100.0%			$3,152

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon bond.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(819)	$(821)

Total Reverse Repurchase Agreements					$(821)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	0.589%	01/15/2016	04/14/2016	$(617)	$(618)
	0.659	02/23/2016	04/14/2016	(413)	(413)

Total Sale-Buyback Transactions					$(1,031)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,476) at a weighted average interest rate of 0.433%.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of March 31, 2016:

(d)	Securities with an aggregate market value of $1,883 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$0	$(821)	$0	$(821)	$840	$19

Master Securities Forward Transaction Agreement
TDM	0	0	(1,031)	(1,031)	1,044	13

Total Borrowings and Other Financing Transactions	$0	$(821)	$(1,031)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(821)	$0	$0	$(821)

Total	$0	$(821)	$0	$0	$(821)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,031)	0	0	(1,031)

Total	$0	$(1,031)	$0	$0	$(1,031)

Total Borrowings	$0	$(1,852)	$0	$0	$(1,852)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(1,852)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	1	$0	$0	$0
90-Day Eurodollar December Futures	Short	12/2017	1	0	0	0
Euro-Bobl June Futures	Short	06/2016	1	0	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	3	0	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	3	0	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	2	1	1	0
U.S. Treasury 10-Year Note June Futures	Short	06/2016	1	0	0	0

Total Futures Contracts				$1	$1	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$410	$2	$5	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$ 160	$(7)	$(3)	$0	$0
Receive	3-Month USD-LIBOR *	2.800	10/28/2025	320	(10)	(4)	0	(1)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026	200	(3)	(2)	0	(1)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026	50	(1)	(1)	0	0
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	300	(15)	(2)	0	(1)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047	GBP 30	(1)	0	0	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022	MXN 400	0	0	0	0

					$(37)	$(12)	$0	$(3)

Total Swap Agreements					$(35)	$(7)	$0	$(3)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $52 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$0	$(3)	$(3)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		11		TWD	368	$1	$0

BOA	05/2016		JPY	1,000	$		9	0	0
	05/2016	$		10		EUR	9	0	0
	05/2016			7		KRW	8,438	1	0
	05/2016			3		TWD	100	0	0
	10/2016		BRL	430	$		104	0	(9)

BRC	05/2016		MXN	518			29	0	(1)

CBK	05/2016		EUR	19			21	0	(1)
	05/2016		GBP	22			32	0	0
	05/2016		MXN	248			14	0	0
	05/2016	$		3		KRW	3,618	0	0

DUB	01/2017		CNH	55	$		8	0	(1)
	01/2017		DKK	520			78	0	(3)

GLM	04/2016		BRL	8			2	0	0
	04/2016	$		2		BRL	7	0	0
	05/2016		GBP	3	$		4	0	0
	05/2016		JPY	1,400			12	0	0
	05/2016	$		11		EUR	10	0	0
	05/2016			1		KRW	1,206	0	0
	05/2016			1		TWD	33	0	0

HUS	04/2016		BRL	8	$		2	0	0
	04/2016	$		2		BRL	8	0	0
	05/2016			2			8	0	0
	05/2016			3		GBP	2	0	0
	05/2016			4		KRW	4,833	0	0
	05/2016			5		TWD	167	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	05/2016		CNH	72	$		11	$0	$0
	05/2016		KRW	30,788			26	0	(1)
	05/2016		TWD	855			26	0	(1)
	05/2016	$		9		KRW	10,836	1	0
	05/2016			2		TWD	67	0	0
	10/2016		BRL	20	$		5	0	0
	10/2016		CNH	65			10	0	0

MSB	05/2016	$		6		JPY	700	0	0
	10/2016		BRL	225	$		63	3	0

SCX	05/2016		EUR	135			150	0	(4)
	05/2016	$		133		EUR	121	5	0
	05/2016			6		JPY	700	0	0
	05/2016			4		TWD	134	0	0
	09/2016		CNH	66	$		10	0	0
	01/2017			52			8	0	0

SOG	05/2016			98			15	0	0

UAG	05/2016	$		2		KRW	2,410	0	0

Total Forward Foreign Currency Contracts								$11	$(21)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	$	400	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016		500	0	0

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		1,000	0	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		30	2	2

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		400	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		600	0	0

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016		200	1	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016		200	1	0

RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		600	0	0

								$4	$2

Total Purchased Options								$4	$2

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	4	$0	$0

BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		4	0	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		4	0	0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		10	0	0

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		8	0	0

							$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	20	$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	150	$(2)	$(2)

Total Written Options								$(2)	$(2)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	$0	EUR	0	$0
Sales	1,141		362	(7)
Closing Buys	(244)		(200)	2
Expirations	(210)		(142)	1
Exercised	(507)		0	2

Balance at End of Period	$180	EUR	20	$(2)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	$0	$10	$10	$0

Total Swap Agreements							$0	$10	$10	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	1	0	0	1	(9)	0	0	(9)	(8)	0	(8)
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	0	0	10	10	(1)	0	0	(1)	9	0	9
DUB	0	2	0	2	(4)	(2)	0	(6)	(4)	0	(4)
JPM	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MSB	3	0	0	3	0	0	0	0	3	0	3
SCX	5	0	0	5	(4)	0	0	(4)	1	0	1

Total Over the Counter	$11	$2	$10	$23	$(21)	$(2)	$0	$(23)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11
Purchased Options	0	0	0	0	2	2
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$11	$12	$23

	$0	$0	$0	$11	$13	$24

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Written Options	0	0	0	0	2	2

	$0	$0	$0	$21	$2	$23

	$0	$0	$0	$21	$5	$26

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(12)	$(12)
Swap Agreements	0	(1)	0	0	(42)	(43)

	$0	$(1)	$0	$0	$(54)	$(55)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2
Written Options	0	0	0	0	2	2
Swap Agreements	0	0	0	0	(2)	(2)

	$0	$0	$0	$2	$0	$2

	$0	$(1)	$0	$2	$(54)	$(53)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	5	0	0	(12)	(7)

	$0	$5	$0	$0	$(11)	$(6)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10)	$0	$(10)
Purchased Options	0	0	0	0	(2)	(2)
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$(10)	$8	$(2)

	$0	$5	$0	$(10)	$(3)	$(8)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$120	$0	$120
Industrials	0	10	0	10
U.S. Treasury Obligations	0	3,954	0	3,954
Non-Agency Mortgage-Backed Securities	0	101	0	101
Asset-Backed Securities	0	56	0	56
Sovereign Issues	0	404	0	404
	$0	$4,645	$0	$4,645

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$301	$0	$0	$301

Total Investments	$301	$4,645	$0	$4,946

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$0	$0	$1
Over the counter	0	23	0	23
	$1	$23	$0	$24

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(23)	0	(23)
	$0	$(26)	$0	$(26)

Totals	$302	$4,642	$0	$4,944

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.1%

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 6.0%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		$17,000	$16,753
3.250% due 09/29/2017		5,400	5,386
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	1,800	1,882
Banco Santander S.A.
6.250% due 09/11/2021 (e)		1,900	1,941
Bank of America Corp.
3.875% due 08/01/2025		$1,200	1,251
4.100% due 07/24/2023		2,000	2,114
Barclays Bank PLC
7.625% due 11/21/2022		2,300	2,477
7.750% due 04/10/2023		400	421
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,100	1,112
8.000% due 12/15/2020 (e)		1,800	1,987
Citigroup, Inc.
2.650% due 10/26/2020		$1,600	1,617
Credit Agricole S.A.
1.213% due 06/02/2017		14,900	14,852
6.500% due 06/23/2021 (e)	EUR	1,300	1,448
7.500% due 06/23/2026 (e)	GBP	100	126
7.875% due 01/23/2024 (e)		$200	190
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		300	287
3.800% due 09/15/2022		1,700	1,695
Goldman Sachs Group, Inc.
1.260% due 06/04/2017		6,700	6,693
1.834% due 09/15/2020		8,400	8,347
2.399% due 02/25/2021		800	812
HBOS PLC
0.598% due 09/01/2016	EUR	200	227
International Lease Finance Corp.
6.750% due 09/01/2016		$300	305
7.125% due 09/01/2018		600	656
JPMorgan Chase & Co.
2.115% due 03/01/2021		900	914
KBC Bank NV
8.000% due 01/25/2023		400	433
Lloyds Bank PLC
1.750% due 05/14/2018		4,700	4,691
3.500% due 05/14/2025		400	414
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		200	198
7.625% due 06/27/2023 (e)	GBP	200	279
7.875% due 06/27/2029 (e)		900	1,252
Rabobank Group
8.375% due 07/26/2016 (e)		$2,610	2,651
8.400% due 06/29/2017 (e)		3,200	3,384
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	6,100	951
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		$900	901
UBS AG
4.750% due 05/22/2023		500	508
7.250% due 02/22/2022		300	309
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,312

			90,776

INDUSTRIALS 0.7%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	4,880

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	$2,500	$2,518
2.850% due 10/05/2018	2,500	2,544
MGM Resorts International
7.625% due 01/15/2017	100	104
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	377	436

		10,482

UTILITIES 0.8%
Petrobras Global Finance BV
3.002% due 03/17/2017	3,600	3,483
3.250% due 03/17/2017	300	295
3.522% due 03/17/2020	100	77
5.375% due 01/27/2021	9,000	7,411
5.750% due 01/20/2020	100	87
5.875% due 03/01/2018	300	289
Sprint Communications, Inc.
9.125% due 03/01/2017	200	205

		11,847

Total Corporate Bonds & Notes (Cost $116,841)		113,105

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
1.113% due 02/25/2041	650	656
1.522% due 09/01/2044 - 10/01/2044	40	41
Fannie Mae, TBA
3.000% due 05/01/2046	36,000	36,868
Freddie Mac
1.036% due 12/15/2037	502	504
2.239% due 09/01/2036	172	182
2.293% due 07/01/2036	141	148
2.409% due 10/01/2036	67	70
NCUA Guaranteed Notes
0.998% due 12/08/2020	1,015	1,017
2.650% due 10/29/2020	486	487

Total U.S. Government Agencies (Cost $39,747)		39,973

U.S. TREASURY OBLIGATIONS 114.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	640	624
2.500% due 02/15/2046 (h)	11,010	10,737
3.000% due 11/15/2044 (h)	1,400	1,512
3.000% due 11/15/2045 (h)	3,200	3,456
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017 (h)	285,759	289,132
0.125% due 04/15/2018 (h)	439,081	447,053
0.125% due 04/15/2019 (h)	403,462	412,353
0.125% due 04/15/2020	21,952	22,432
0.125% due 01/15/2022 (l)	1,465	1,489
0.125% due 07/15/2022 (h)	80,341	81,848
0.125% due 01/15/2023 (l)	6,569	6,632
0.125% due 07/15/2024 (l)	1,357	1,364
0.250% due 01/15/2025 (l)	500	505
0.625% due 07/15/2021 (h)	164,730	173,105
0.625% due 01/15/2024	21,941	22,875
0.750% due 02/15/2042 (l)	315	306
0.750% due 02/15/2045 (l)	2,143	2,079
1.375% due 02/15/2044 (l)	19,435	21,815
1.625% due 01/15/2018 (j)(l)	9,951	10,410
1.875% due 07/15/2019	46,489	50,572
2.125% due 01/15/2019 (j)(l)	7,503	8,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 02/15/2041 (l)		$1,082	$1,396
2.375% due 01/15/2017 (j)		44,216	45,583
2.375% due 01/15/2025 (l)		4,449	5,305
2.375% due 01/15/2027 (l)		646	790
2.500% due 07/15/2016		7,296	7,431
2.500% due 01/15/2029 (l)		2,306	2,901
2.625% due 07/15/2017		60,557	63,793
3.625% due 04/15/2028		9,550	13,171
U.S. Treasury Notes
1.625% due 02/15/2026		5,070	4,999

Total U.S. Treasury Obligations (Cost $1,686,982)			1,713,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		177	183
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035		15	15
2.460% due 08/25/2035		26	26
2.924% due 03/25/2035		11	11
3.090% due 03/25/2035		44	44
3.137% due 01/25/2035		200	202
Chase Mortgage Finance Trust
2.674% due 12/25/2035 ^		95	90
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035		17	17
2.650% due 09/25/2035		30	30
2.660% due 05/25/2035		15	15
2.885% due 03/25/2034		164	162
Countrywide Alternative Loan Trust
0.603% due 05/25/2047		4,290	3,665
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		268	271
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035		110	98
Credit Suisse First Boston Mortgage Securities Corp.
1.133% due 10/25/2035 ^		795	568
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		125	125
6.000% due 05/27/2037		121	120
DBUBS Mortgage Trust
3.386% due 07/10/2044		4,056	4,059
First Horizon Mortgage Pass-Through Trust
2.637% due 06/25/2035		6,728	6,494
Grecale RMBS SRL
0.345% due 01/27/2061	EUR	14,371	16,214
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,203
GSR Mortgage Loan Trust
2.910% due 01/25/2036 ^		234	217
2.914% due 09/25/2035		115	117
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	92	131
HomeBanc Mortgage Trust
0.703% due 10/25/2035		$255	235
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		2,278	2,277
JPMorgan Mortgage Trust
2.669% due 06/25/2035		457	451
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		197	201
Marche Mutui SRL
0.175% due 02/25/2055	EUR	561	629
0.245% due 10/27/2065		103	117
2.095% due 01/27/2064		1,193	1,368
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		$95	93

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		$96	$100
Morgan Stanley Capital Trust
5.918% due 06/11/2049		273	283
Paragon Mortgages PLC
0.831% due 01/15/2039	GBP	13,988	17,786
RBSSP Resecuritization Trust
0.636% due 12/26/2036		$2,343	2,117
2.424% due 07/26/2045		2,602	2,588
Residential Asset Securitization Trust
0.833% due 01/25/2046 ^		415	199
Structured Adjustable Rate Mortgage Loan Trust
2.824% due 12/25/2034		282	275
3.413% due 03/25/2036 ^		398	322
Thornburg Mortgage Securities Trust
6.103% due 09/25/2037		347	351
Ulysses European Loan Conduit PLC
0.749% due 07/25/2017	GBP	800	1,134
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2045		$1,415	1,330
0.753% due 08/25/2045		6,947	6,431
1.421% due 01/25/2046		2,774	2,657
Wells Fargo Mortgage-Backed Securities Trust
2.740% due 10/25/2035		96	93
2.837% due 03/25/2036 ^		245	229

Total Non-Agency Mortgage-Backed Securities (Cost $77,664)			75,343

ASSET-BACKED SECURITIES 1.9%
Bear Stearns Asset-Backed Securities Trust
2.533% due 03/25/2035		6,470	6,063
BlackRock Senior Income
0.864% due 04/20/2019		48	47
BNC Mortgage Loan Trust
0.563% due 07/25/2037		750	698
Citigroup Mortgage Loan Trust, Inc.
0.723% due 10/25/2036		1,000	876
Countrywide Asset-Backed Certificates
0.613% due 07/25/2036		297	293
0.686% due 04/25/2036		29	29
FBR Securitization Trust
1.176% due 11/25/2035		672	666
First Franklin Mortgage Loan Trust
1.013% due 09/25/2035		7,000	5,828
Fremont Home Loan Trust
0.923% due 07/25/2035		100	87
GSAMP Trust
1.168% due 09/25/2035 ^		141	123
Hewett’s Island CLO Ltd.
1.018% due 11/12/2019		469	466
Hillmark Funding Ltd.
0.868% due 05/21/2021		2,355	2,305
HSI Asset Securitization Corp. Trust
0.703% due 02/25/2036		500	433
Merrill Lynch Mortgage Investors Trust
0.913% due 05/25/2036		257	234
Mountain View Funding CLO Ltd.
0.882% due 04/15/2019		148	147
NovaStar Mortgage Funding Trust
0.903% due 01/25/2036		2,002	1,577
Saxon Asset Securities Trust
1.231% due 03/25/2035 ^		1,099	990
4.034% due 06/25/2033		174	176
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	2,645	2,871

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
0.903% due 11/25/2035		$5,690	$4,719
Structured Asset Securities Corp.
1.093% due 02/25/2035		108	92
Wood Street CLO BV
0.117% due 03/29/2021	EUR	7	8

Total Asset-Backed Securities (Cost $29,250)			28,728

SOVEREIGN ISSUES 7.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,393
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	15,380
Colombian TES
3.000% due 03/25/2033 (d)	COP	650,791	186
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	18,100	2,917
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)	EUR	5,578	6,731
2.350% due 09/15/2019 (d)		2,400	3,004
2.350% due 09/15/2024 (d)		10,030	13,342
3.100% due 09/15/2026 (d)		418	602
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	22,322	1,370
4.000% due 11/08/2046 (d)		45,135	2,767
4.500% due 12/04/2025 (d)		158,192	10,368
4.500% due 11/22/2035 (d)		71,555	4,710
4.750% due 06/14/2018		59,450	3,462
New Zealand Government International Bond
3.000% due 09/20/2030 (d)	NZD	13,736	10,587
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	150	124
3.000% due 02/24/2024		150	122
3.000% due 02/24/2025		150	119
3.000% due 02/24/2026		150	116
3.000% due 02/24/2027		150	113
3.000% due 02/24/2028		150	111
3.000% due 02/24/2029		250	181
3.000% due 02/24/2030		250	178
3.000% due 02/24/2031		850	594
3.000% due 02/24/2032		250	172
3.000% due 02/24/2033		250	168
3.000% due 02/24/2034		250	164
3.000% due 02/24/2035		250	164
3.000% due 02/24/2036		450	292
3.000% due 02/24/2037		450	286
3.000% due 02/24/2038		450	290
3.000% due 02/24/2039		450	289
3.000% due 02/24/2040		450	289
3.000% due 02/24/2041		450	288
3.000% due 02/24/2042		750	483
4.500% due 07/03/2017	JPY	350,000	2,818
4.750% due 04/17/2019	EUR	2,000	2,033
United Kingdom Gilt
0.125% due 03/22/2024 (d)(h)	GBP	32	51
0.125% due 03/22/2044 (d)(h)		7,603	14,507
0.125% due 03/22/2046 (d)(h)		4,890	9,495
0.125% due 03/22/2058 (d)		243	553
0.125% due 03/22/2068 (d)		529	1,395
0.375% due 03/22/2062 (d)		461	1,214

Total Sovereign Issues (Cost $121,625)			114,428

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.4%

CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.	253,747	$5,714

Total Common Stocks (Cost $5,644)		5,714

REAL ESTATE INVESTMENT TRUSTS 14.8%

FINANCIALS 14.8%
Alexandria Real Estate Equities, Inc.	50,588	4,598
American Campus Communities, Inc.	95,962	4,519
American Tower Corp.	66,680	6,826
Apartment Investment & Management Co. ‘A’	110,978	4,641
AvalonBay Communities, Inc.	65,691	12,494
Boston Properties, Inc.	70,551	8,966
Camden Property Trust	115,266	9,693
Colony Starwood Homes	67,697	1,675
CubeSmart	190,625	6,348
DCT Industrial Trust, Inc.	56,614	2,235
DiamondRock Hospitality Co.	344,751	3,489
Digital Realty Trust, Inc.	62,870	5,563
Douglas Emmett, Inc.	104,916	3,159
EastGroup Properties, Inc.	70,814	4,275
EPR Properties	65,348	4,353
Equinix, Inc.	14,118	4,669
Equity Commonwealth (a)	79,501	2,243
Equity Residential	195,541	14,671
Essex Property Trust, Inc.	49,409	11,555
General Growth Properties, Inc.	226,877	6,745
Healthcare Realty Trust, Inc.	104,795	3,237
Healthcare Trust of America, Inc. ‘A’	112,533	3,311
Kilroy Realty Corp.	55,489	3,433
LaSalle Hotel Properties	129,984	3,290
Mid-America Apartment Communities, Inc.	38,612	3,947
New York REIT, Inc.	163,074	1,647
Omega Healthcare Investors, Inc.	64,436	2,275
Pennsylvania Real Estate Investment Trust	207,507	4,534
Physicians Realty Trust	184,221	3,423
ProLogis, Inc.	247,117	10,918
Public Storage	16,420	4,529
Ryman Hospitality Properties, Inc.	42,455	2,186
Simon Property Group, Inc.	76,297	15,846
SL Green Realty Corp.	47,155	4,568
Sovran Self Storage, Inc.	58,451	6,894
Spirit Realty Capital, Inc.	298,928	3,363
Sun Communities, Inc.	97,385	6,974
UDR, Inc.	177,300	6,831
Welltower, Inc.	116,457	8,075

Total Real Estate Investment Trusts (Cost $213,542)		221,998

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.0%
		$129

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
0.188% due 04/07/2016 - 04/28/2016 (b)(c)(l)	$3,775	3,775

Total Short-Term Instruments (Cost $3,904)		3,904

Total Investments in Securities (Cost $2,295,199)		2,316,966

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.2%

SHORT-TERM INSTRUMENTS 11.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	16,991,999	$167,898

Total Short-Term Instruments (Cost $167,874)		167,898

Total Investments in Affiliates (Cost $167,874)		167,898

Total Investments 165.3% (Cost $2,463,073)		$2,484,864

Financial Derivative Instruments (i)(k) 2.4% (Cost or Premiums, net $(1,074))		36,492

Other Assets and Liabilities, net (67.7%)		(1,018,464)

Net Assets 100.0%		$1,502,892

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 17,000	$16,753	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$129	U.S. Treasury Notes 1.750% due 01/31/2023	$(132)	$129	$129

Total Repurchase Agreements						$(132)	$129	$129

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	02/19/2016	04/07/2016	$ (3,852)	$(3,854)
	0.450	02/22/2016	04/07/2016	(617)	(618)
	0.620	01/12/2016	04/12/2016	(38,770)	(38,823)
BSN	0.550	01/19/2016	04/15/2016	(6,859)	(6,867)
	0.590	01/21/2016	04/21/2016	(16,909)	(16,928)
	0.590	02/09/2016	04/21/2016	(3,971)	(3,974)
	0.590	02/22/2016	04/21/2016	(7,304)	(7,309)
	0.590	02/23/2016	04/21/2016	(10,300)	(10,306)
	0.600	02/03/2016	04/04/2016	(29,544)	(29,572)
	0.600	02/05/2016	04/05/2016	(3,712)	(3,716)
	0.600	02/09/2016	04/11/2016	(110,561)	(110,657)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	0.600%	02/11/2016	04/11/2016		$(27,303)	$(27,326)
	0.610	02/12/2016	04/12/2016		(11,064)	(11,073)
GRE	0.660	02/16/2016	04/18/2016		(11,110)	(11,120)
	0.660	02/23/2016	04/22/2016		(39,449)	(39,477)
	0.660	02/24/2016	04/22/2016		(2,372)	(2,374)
	0.680	02/19/2016	04/19/2016		(6,496)	(6,501)
IND	0.550	01/07/2016	04/07/2016		(29,284)	(29,322)
	0.550	01/11/2016	04/11/2016		(270,139)	(270,473)
	0.550	01/26/2016	04/26/2016		(609)	(609)
	0.550	02/04/2016	04/20/2016		(7,428)	(7,435)
	0.560	02/29/2016	04/12/2016		(22,894)	(22,905)
	0.570	01/26/2016	04/26/2016		(8,505)	(8,514)
	0.580	02/04/2016	04/08/2016		(2,665)	(2,667)
	0.600	01/22/2016	04/22/2016		(2,430)	(2,433)
	0.600	02/03/2016	04/25/2016		(9,271)	(9,280)
	0.600	02/04/2016	04/22/2016		(1,726)	(1,728)
	0.600	02/18/2016	05/18/2016		(2,940)	(2,942)
	0.600	02/22/2016	04/25/2016		(1,749)	(1,750)
	0.600	02/29/2016	04/22/2016		(1,031)	(1,032)
	0.720	02/29/2016	04/21/2016	GBP	(8,514)	(12,237)
	0.720	03/01/2016	04/21/2016		(6,928)	(9,956)
JPS	0.130	03/08/2016	04/15/2016		$(6,694)	(6,694)
	0.650	02/11/2016	04/11/2016		(3,528)	(3,531)
	0.720	01/08/2016	07/08/2016		(100,436)	(100,605)
	0.750	01/13/2016	07/13/2016		(125,449)	(125,655)
SCX	0.640	01/21/2016	04/21/2016		(1,484)	(1,486)

Total Reverse Repurchase Agreements						$(951,749)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,034,944) at a weighted average interest rate of 0.356%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $966,310 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(43,295)	$0	$(43,295)	$43,414	$119
BSN	0	(227,728)	0	(227,728)	227,709	(19)
GRE	0	(59,472)	0	(59,472)	59,705	233
IND	0	(383,283)	0	(383,283)	383,534	251
JPS	0	(236,485)	0	(236,485)	236,586	101
SCX	0	(1,486)	0	(1,486)	1,511	25
SSB	129	0	0	129	(132)	(3)

Total Borrowings and Other Financing Transactions	$129	$(951,749)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(22,193)	$0	$0	$(22,193)
U.S. Treasury Obligations	0	(700,354)	(2,942)	(226,260)	(929,556)

Total Borrowings	$0	$(722,547)	$(2,942)	$(226,260)	$(951,749)

Gross amount of recognized liabilities for reverse repurchase agreements					$(951,749)

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$111.750	05/20/2016	1,500	$13	$10

Total Purchased Options				$13	$10

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	113	$(24)	$1	$0
90-Day Eurodollar December Futures	Short	12/2017	113	45	0	(11)
Brent Crude June Futures	Short	04/2016	90	(14)	0	(25)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	141	(332)	3	(42)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	90	61	6	(28)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,983	29	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,983	(172)	0	(9)
RBOB Gasoline December Futures	Short	11/2016	27	(188)	3	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	1,599	516	350	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	435	480	163	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	41	27	40	0

Total Futures Contracts				$428	$566	$(115)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$105,100	$(561)	$114	$6	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	49,500	$(775)	$(153)	$0	$(8)
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		55,700	388	420	22	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		17,100	(760)	(338)	0	(29)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		51,400	3,216	1,802	124	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		6,300	(343)	(272)	0	(23)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		107,800	(3,394)	(2,813)	0	(221)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		39,700	(3,473)	(3,781)	0	(149)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		132,400	(2,061)	(1,637)	0	(261)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		39,600	(420)	(272)	0	(77)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		128,800	(6,860)	(3,884)	0	(470)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		2,400	(195)	21	0	(17)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		2,400	180	68	17	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047	EUR	10,800	(557)	(70)	8	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	13,600	(49)	(143)	0	(25)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		21,990	(715)	(343)	0	(148)
Receive	28-Day MXN-TIIE	5.670	11/09/2021	MXN	47,000	(33)	1	4	0
Receive	28-Day MXN-TIIE	5.780	09/29/2022		102,000	(53)	7	7	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		153,200	136	137	16	0

						$(15,768)	$(11,250)	$198	$(1,428)

Total Swap Agreements						$(16,329)	$(11,136)	$204	$(1,428)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(j)	Securities with an aggregate market value of $20,395 and cash of $3,609 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$10	$569	$216	$795	$0	$(119)	$(1,428)	$(1,547)

(1)	Unsettled variation margin asset of $3 and liability of $(4) for closed futures and unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016		INR	229,305	$		3,280	$0	$(157)
	05/2016	$		8,434		TWD	281,780	333	0

BOA	04/2016		AUD	2,772	$		1,983	0	(142)
	04/2016		NZD	13,834			9,223	0	(339)
	04/2016	$		2,700		DKK	17,785	16	0
	05/2016		DKK	17,785	$		2,702	0	(16)
	05/2016		INR	230,324			3,300	0	(152)
	05/2016		TWD	556,754			16,662	0	(660)
	05/2016	$		19,587		INR	1,334,005	407	0
	05/2016			1,895		TWD	63,397	77	0
	05/2016		ZAR	5,842	$		395	2	0
	04/2017		DKK	6,234			944	0	(22)

BPS	04/2016		BRL	8,810			2,476	25	0
	04/2016	$		2,349		BRL	8,810	101	0
	05/2016			111		MYR	482	14	0

BRC	05/2016		MXN	282,112	$		15,827	0	(433)
	05/2016	$		1,193		MXN	20,823	9	(1)

CBK	04/2016		CAD	20,070	$		14,512	0	(942)
	04/2016		EUR	3,873			4,325	0	(82)
	04/2016		GBP	4,111			5,782	0	(122)
	04/2016	$		15,233		CAD	20,070	221	0
	04/2016			25,172		EUR	22,917	906	0
	04/2016			7,426		GBP	5,359	271	0
	05/2016		CAD	20,070	$		15,233	0	(221)
	05/2016		MXN	126,987			7,212	0	(107)
	05/2016	$		4,490		KRW	5,414,940	231	0
	06/2016			428		COP	1,328,731	12	0
	01/2017		CNH	12,808	$		1,844	0	(108)

GLM	04/2016		BRL	156,747			44,044	450	0
	04/2016	$		39,180		BRL	156,747	4,413	0
	04/2016			50,095		GBP	35,222	493	0
	05/2016		GBP	28,376	$		40,524	0	(235)
	05/2016		HUF	13,335			45	0	(3)
	05/2016	$		1		KRW	1,206	0	0
	06/2016		COP	2,377,859	$		705	0	(83)

HUS	04/2016	$		2,753		JPY	309,885	0	0
	05/2016		JPY	309,885	$		2,755	0	(1)
	05/2016	$		3,561		KRW	4,302,756	190	0
	05/2016			2,907		TWD	98,053	144	0

JPM	04/2016		BRL	165,920	$		51,540	5,395	0
	04/2016	$		46,621		BRL	165,920	0	(477)
	04/2016			1,553		EUR	1,429	73	0
	04/2016			3,395		GBP	2,426	90	0
	05/2016		CNH	64,086	$		9,770	0	(125)
	05/2016		INR	575,450			8,262	0	(363)
	05/2016		KRW	21,901,700			18,202	0	(892)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	05/2016	$		1,261		GBP	876	$0	$(2)
	05/2016			10,174		KRW	12,249,210	505	0
	05/2016			3,504		TWD	117,461	150	0
	01/2017		CNH	17,170	$		2,487	0	(130)

MSB	04/2016		DKK	17,785			2,621	0	(95)
	04/2016		EUR	96,876			106,307	0	(3,928)
	04/2016	$		8,024		EUR	7,078	30	0

NAB	04/2016		JPY	309,885	$		2,769	16	0

SCX	04/2016		GBP	38,896			54,136	0	(1,728)
	04/2016	$		9,402		NZD	13,834	160	0
	05/2016		NZD	13,834	$		9,387	0	(160)
	01/2017		CNH	30,750			4,473	0	(215)

SOG	05/2016			62,417			9,517	0	(120)

UAG	04/2016	$		77,633		EUR	69,325	1,251	0
	05/2016		EUR	67,237	$		75,357	0	(1,219)
	05/2016		INR	295,319			4,243	0	(183)
	05/2016	$		1		KRW	1,205	0	0

Total Forward Foreign Currency Contracts								$15,985	$(13,463)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$	310,600	$106	$1

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		516,500	165	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		12,500	853	740

FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		36,000	263	37

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016		123,100	99	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		206,000	64	19
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		85,700	32	3

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		116,300	108	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016		144,000	266	32
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016		144,000	258	33
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		242,200	81	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		9,500	874	760
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		2,900	290	237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		2,900	304	246
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		16,200	1,528	1,463

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016		312,100	265	0

								$5,556	$3,601

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	72.313	04/06/2016	$30,000	$1	$0

Total Purchased Options						$5,557	$3,601

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900%	04/20/2016	$	4,000	$(4)	$(6)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		3,400	(7)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	8,900	(13)	(9)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		8,900	(15)	(16)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$	2,100	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		4,000	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		3,200	(8)	0

							$(59)	$(32)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR	8,280	$(38)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$4,300	$(38)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		5,800	(5)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		2,200	(21)	(8)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	7,100	(323)	(89)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$36,100	(263)	(16)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(287)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(187)	(128)

							$(1,184)	$(530)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	62,500	$(880)	$(769)

FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016		98,000	(177)	(247)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016		98,000	(119)	(49)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016		29,300	(114)	(207)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		36,000	(286)	(596)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		44,200	(877)	(704)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		13,500	(290)	(225)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		13,500	(304)	(232)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		76,500	(1,534)	(1,440)

								$(4,581)	$(4,469)

Total Written Options								$(5,862)	$(5,044)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$583,219	EUR	62,492	GBP	0	$(7,341)
Sales	647	1,577,295		336,944		25,100	(12,660)
Closing Buys	(140)	(776,745)		(94,900)		(16,400)	6,866
Expirations	(230)	(370,400)		(199,982)		(8,700)	3,998
Exercised	(277)	(434,869)		(71,374)		0	3,275

Balance at End of Period	0	$578,500	EUR	33,180	GBP	0	$(5,862)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.820%	$	4,400	$(76)	$100	$24	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	320	(3)	4	1	0

BPS	Italy Government International Bond	1.000	03/20/2019	0.820	$	13,300	(230)	304	74	0

DUB	Italy Government International Bond	1.000	03/20/2019	0.820		8,000	(143)	188	45	0

GST	Chesapeake Energy Corp.	5.000	09/20/2018	34.026		100	(10)	(38)	0	(48)

HUS	Italy Government International Bond	1.000	03/20/2019	0.820		8,500	(159)	206	47	0
	Spain Government International Bond	1.000	03/20/2019	0.590		5,200	(39)	103	64	0

MYC	Spain Government International Bond	1.000	03/20/2019	0.590		12,300	(76)	228	152	0

							$(736)	$1,095	$407	$(48)

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	1,400	$0	$156	$156	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030			5,200	(59)	489	430	0
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020	$		35,400	0	41	41	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025			2,400	0	4	4	0

BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	2,900	14	284	298	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030			5,200	23	261	284	0
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016	$		41,200	0	(827)	0	(827)

BRC	Receive	3-Month USD-CPURNSA Index	2.085	10/11/2017			33,100	0	(1,301)	0	(1,301)

CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		GBP	4,200	3	465	468	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			5,500	0	336	336	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016		EUR	5,600	1	(44)	0	(43)

DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		GBP	7,100	8	529	537	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017		EUR	27,600	0	(128)	0	(128)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022	$		3,600	26	(446)	0	(420)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023			33,100	0	(4,012)	0	(4,012)

FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030		GBP	600	0	57	57	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030			1,400	(1)	157	156	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044			1,300	(43)	364	321	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044			1,400	3	389	392	0

GLM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030			3,300	10	329	339	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030			9,700	(31)	765	734	0
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017	$		7,400	0	(404)	0	(404)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018			27,400	0	(1,382)	0	(1,382)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025			30,700	0	928	928	0

JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		GBP	600	0	62	62	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030			3,700	0	226	226	0

MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030			2,300	0	199	199	0

RYL	Receive	3-Month USD-CPURNSA Index	1.700	10/19/2024	$		39,500	0	33	33	0

								$(46)	$(2,470)	$6,001	$(8,517)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	DWRTFT Index	15,038	1-Month USD-LIBOR plus a specified spread	08/15/2016	$133,815		$5,290	$5,290	$0
	Receive	DWRTFT Index	24,808	1-Month USD-LIBOR plus a specified spread	04/06/2017	229,551		0	0	0

BRC	Receive	DWRTFT Index	37,330	1-Month USD-LIBOR plus a specified spread	08/15/2016	332,179		13,131	13,131	0

FBF	Receive	DWRTFT Index	10,523	1-Month USD-LIBOR plus a specified spread	11/15/2016	93,638		3,705	3,705	0

GST	Receive	DWRTFT Index	18,665	1-Month USD-LIBOR plus a specified spread	06/15/2016	156,402		16,196	16,196	0
	Receive	DWRTFT Index	35,083	1-Month USD-LIBOR plus a specified spread	04/06/2017	324,627		0	0	0

								$38,322	$38,322	$0

Total Swap Agreements							$(782)	$36,947	$44,730	$(8,565)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $10,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$333	$0	$0	$333	$(157)	$0	$0	$(157)	$176	$0	$176
BOA	502	0	5,946	6,448	(1,331)	0	0	(1,331)	5,117	(24,330)	(19,213)
BPS	140	0	656	796	0	0	(827)	(827)	(31)	154	123
BRC	9	0	13,131	13,140	(434)	(32)	(1,301)	(1,767)	11,373	(9,150)	2,223
CBK	1,641	1	804	2,446	(1,582)	(1)	(43)	(1,626)	820	(530)	290
DUB	0	761	582	1,343	0	(777)	(4,560)	(5,337)	(3,994)	3,906	(88)
FBF	0	37	4,631	4,668	0	(1,099)	0	(1,099)	3,569	(3,110)	459
GLM	5,356	22	2,001	7,379	(321)	(89)	(1,786)	(2,196)	5,183	(4,490)	693
GST	0	0	16,196	16,196	0	0	(48)	(48)	16,148	(41,240)	(25,092)
HUS	334	0	111	445	(1)	0	0	(1)	444	(300)	144
JPM	6,213	0	288	6,501	(1,989)	(445)	0	(2,434)	4,067	(4,938)	(871)
MSB	30	0	0	30	(4,023)	0	0	(4,023)	(3,993)	3,775	(218)
MYC	0	2,780	351	3,131	0	(2,601)	0	(2,601)	530	(1,140)	(610)
NAB	16	0	0	16	0	0	0	0	16	0	16
NGF	0	0	0	0	0	0	0	0	0	(7)	(7)
RYL	0	0	33	33	0	0	0	0	33	(110)	(77)
SCX	160	0	0	160	(2,103)	0	0	(2,103)	(1,943)	2,271	328
SOG	0	0	0	0	(120)	0	0	(120)	(120)	0	(120)
UAG	1,251	0	0	1,251	(1,402)	0	0	(1,402)	(151)	0	(151)

Total Over the Counter	$15,985	$3,601	$44,730	$64,316	$(13,463)	$(5,044)	$(8,565)	$(27,072)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$10	$10
Futures	3	0	0	0	566	569
Swap Agreements	0	6	0	0	210	216

	$3	$6	$0	$0	$786	$795

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,985	$0	$15,985
Purchased Options	0	0	0	0	3,601	3,601
Swap Agreements	0	407	38,322	0	6,001	44,730

	$0	$407	$38,322	$15,985	$9,602	$64,316

	$3	$413	$38,322	$15,985	$10,388	$65,111

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$25	$0	$0	$0	$94	$119
Swap Agreements	0	0	0	0	1,428	1,428

	$25	$0	$0	$0	$1,522	$1,547

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,463	$0	$13,463
Written Options	0	32	0	13	4,999	5,044
Swap Agreements	0	48	0	0	8,517	8,565

	$0	$80	$0	$13,476	$13,516	$27,072

	$25	$80	$0	$13,476	$15,038	$28,619

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$75	$0	$0	$0	$151	$226
Futures	(191)	0	38	0	(9,427)	(9,580)
Swap Agreements	0	(253)	0	0	(22,950)	(23,203)

	$(116)	$(253)	$38	$0	$(32,226)	$(32,557)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,041	$0	$13,041
Purchased Options	0	0	0	0	(2,709)	(2,709)
Written Options	0	216	0	1,488	5,590	7,294
Swap Agreements	0	924	(2,233)	(19)	1,686	358

	$0	$1,140	$(2,233)	$14,510	$4,567	$17,984

	$(116)	$887	$(2,195)	$14,510	$(27,659)	$(14,573)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Futures	(202)	0	25	0	3,463	3,286
Swap Agreements	0	56	0	0	(3,699)	(3,643)

	$(202)	$56	$25	$0	$(238)	$(359)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,591)	$0	$(31,591)
Purchased Options	0	0	0	0	(515)	(515)
Written Options	0	(2)	0	10,083	254	10,335
Swap Agreements	0	188	(4,338)	35	1,882	(2,233)

	$0	$186	$(4,338)	$(21,473)	$1,621	$(24,004)

	$(202)	$242	$(4,313)	$(21,473)	$1,383	$(24,363)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$74,023	$16,753	$90,776
Industrials	0	10,482	0	10,482
Utilities	0	11,847	0	11,847
U.S. Government Agencies	0	39,973	0	39,973
U.S. Treasury Obligations	0	1,713,773	0	1,713,773
Non-Agency Mortgage-Backed Securities	0	75,343	0	75,343
Asset-Backed Securities	0	28,728	0	28,728
Sovereign Issues	0	114,428	0	114,428
Common Stocks
Consumer Discretionary	5,714	0	0	5,714
Real Estate Investment Trusts
Financials	221,998	0	0	221,998
Short-Term Instruments
Repurchase Agreements	0	129	0	129
U.S. Treasury Bills	0	3,775	0	3,775
	$227,712	$2,072,501	$16,753	$2,316,966

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167,898	$0	$0	$167,898

Total Investments	$395,610	$2,072,501	$16,753	$2,484,864

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	566	214	0	780
Over the counter	0	64,316	0	64,316
	$566	$64,530	$0	$65,096

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(115)	(1,428)	0	(1,543)
Over the counter	0	(27,072)	0	(27,072)
	$(115)	$(28,500)	$0	$(28,615)

Totals	$396,061	$2,108,531	$16,753	$2,521,345

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

March 31, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,774	$0	$0	$0	$0	$(21)	$0	$0	$16,753	$(247)
Industrials	482	0	(30)	0	0	(15)	0	(437)	0	0

Totals	$17,256	$0	$(30)	$0	$0	$(36)	$0	$(437)	$16,753	$(247)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$16,753	Proxy Pricing	Base Price	98.50

Total	$16,753

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.0%

BANK LOAN OBLIGATIONS 0.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$5,300	$5,301

Total Bank Loan Obligations (Cost $5,291)			5,301

CORPORATE BONDS & NOTES 17.2%

BANKING & FINANCE 15.3%
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		16,000	15,767
2.750% due 01/30/2017		1,700	1,696
3.300% due 07/18/2016		1,000	1,002
3.500% due 07/18/2016		2,400	2,407
5.500% due 02/15/2017		3,700	3,777
Bank of America Corp.
5.750% due 12/01/2017		300	319
7.625% due 06/01/2019		1,100	1,281
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,113
Bankia S.A.
3.625% due 10/05/2016	EUR	200	232
5.750% due 06/29/2016		800	923
Barclays Bank PLC
7.625% due 11/21/2022		$900	969
Barclays PLC
8.000% due 12/15/2020 (g)	EUR	2,300	2,539
BPCE S.A.
1.272% due 06/17/2017		$7,700	7,690
CIT Group, Inc.
4.250% due 08/15/2017		6,850	6,988
5.000% due 05/15/2017		3,100	3,162
Citigroup, Inc.
1.136% due 05/01/2017		1,800	1,798
2.650% due 10/26/2020		2,300	2,325
Credit Agricole S.A.
1.177% due 06/12/2017		38,327	38,256
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	383
Dexia Credit Local S.A.
0.836% due 06/05/2018		20,700	20,495
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		34,300	33,874
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,117
Goldman Sachs Group, Inc.
1.260% due 06/04/2017		42,000	41,958
HBOS PLC
0.598% due 09/01/2016	EUR	200	227
1.329% due 09/30/2016		$2,000	1,992
HSBC Finance Corp.
1.065% due 06/01/2016		7,000	6,998
International Lease Finance Corp.
2.584% due 06/15/2016		1,300	1,301
5.750% due 05/15/2016		2,000	2,006
6.750% due 09/01/2016		3,600	3,658
8.875% due 09/01/2017		1,400	1,509
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,717
JPMorgan Chase Bank N.A.
1.053% due 06/02/2017		34,600	34,583
6.000% due 10/01/2017		100	106
KBC Bank NV
8.000% due 01/25/2023		400	433
Lloyds Banking Group PLC
7.500% due 06/27/2024 (g)		300	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 06/27/2023 (g)	GBP	800	$1,115
7.875% due 06/27/2029 (g)		2,700	3,757
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		$10,000	10,056
Nykredit Realkredit A/S
2.000% due 04/01/2017	DKK	56,200	8,759
Rabobank Group
0.951% due 04/28/2017		$6,800	6,798
8.375% due 07/26/2016 (g)		200	203
8.400% due 06/29/2017 (g)		400	423
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	127,900	19,766
2.000% due 04/01/2017		1,800	280
Springleaf Finance Corp.
5.750% due 09/15/2016		$100	101
UBS AG
4.750% due 05/22/2023		300	305
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (b)		32,000	32,037
Vonovia Finance BV
3.200% due 10/02/2017		8,600	8,686
Waha Aerospace BV
3.925% due 07/28/2020		900	940

			372,125

INDUSTRIALS 0.6%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	117
6.625% due 02/15/2023		$500	504
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		1,900	1,854
Dell, Inc.
3.100% due 04/01/2016		200	200
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		264	282
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,022
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	517
Sabine Pass LNG LP
7.500% due 11/30/2016		$3,450	3,552
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017		5,000	4,979
6.421% due 06/20/2016		150	152
Volkswagen International Finance NV
2.875% due 04/01/2016		50	50

			13,229

UTILITIES 1.3%
AT&T, Inc.
1.049% due 03/30/2017		800	800
BellSouth Corp.
4.821% due 04/26/2021		8,750	8,772
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,899
Petrobras Global Finance BV
3.002% due 03/17/2017		20,900	20,223
SSE PLC
5.625% due 10/01/2017 (g)	EUR	300	356
Verizon Communications, Inc.
2.164% due 09/15/2016		$100	100

			32,150

Total Corporate Bonds & Notes (Cost $418,723)			417,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.1%
Fannie Mae
0.000% due 06/01/2017 (d)	$6,700	$6,644
0.863% due 10/25/2036 - 09/25/2041 †	8,403	8,470
0.883% due 08/25/2037	1,948	1,964
0.983% due 02/25/2042 †	40,453	40,845
1.033% due 01/25/2042 †	11,314	11,484
1.113% due 02/25/2041	817	825
3.912% due 02/25/2018 (a)	5,331	262
Fannie Mae, TBA
3.500% due 04/01/2046 - 05/01/2046	174,000	182,391
Freddie Mac
0.816% due 07/15/2036	352	354
0.886% due 05/15/2032 - 09/15/2042	5,160	5,183
1.036% due 12/15/2037	1,449	1,454
1.056% due 10/15/2037	2,403	2,434
Ginnie Mae
1.085% due 10/16/2053 (a)	6,419	308
NCUA Guaranteed Notes
0.998% due 12/08/2020	1,254	1,257
Overseas Private Investment Corp.
4.730% due 03/15/2022	4,123	4,517
Small Business Administration
4.840% due 05/01/2025	273	294
4.990% due 09/01/2024	221	240
5.160% due 02/01/2028	145	163
5.310% due 05/01/2027	381	425
5.510% due 11/01/2027	132	149
5.820% due 06/01/2026	286	323
5.870% due 07/01/2028	105	119
6.020% due 08/01/2028	58	66
6.770% due 11/01/2028	354	411

Total U.S. Government Agencies (Cost $269,214)		270,582

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
2.500% due 02/15/2046	120	117
3.000% due 05/15/2045 (m)†	2,010	2,169
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (k)†	21,300	21,327
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2016	48,941	48,958
0.125% due 04/15/2017 (k)	939	950
0.125% due 04/15/2018 (k)	3,177	3,235
0.125% due 04/15/2019 (k)	29,522	30,173
0.125% due 04/15/2020	101	103
0.125% due 01/15/2022	87,399	88,811
0.125% due 01/15/2023	4,721	4,767
0.125% due 07/15/2024	27,437	27,571
0.375% due 07/15/2025 (k)†	48,251	49,352
0.375% due 07/15/2025 (m)	1,399	1,430
0.625% due 07/15/2021 (m)	315	331
0.625% due 01/15/2024	24,672	25,723
0.750% due 02/15/2042	14,185	13,808
0.750% due 02/15/2045	7,575	7,350
1.375% due 02/15/2044 (k)†	3,110	3,491
1.375% due 02/15/2044	46,342	52,016
1.625% due 01/15/2018 (k)(m)	1,131	1,183
1.750% due 01/15/2028 (m)	339	394
2.000% due 01/15/2026	5,598	6,563
2.125% due 02/15/2041 (m)	108	140
2.375% due 01/15/2017	49,574	51,106
2.375% due 01/15/2027 (m)	4,523	5,532

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 07/15/2016 (k)	$16,892	$17,204
2.500% due 01/15/2029 (k)†	29,075	36,580
2.500% due 01/15/2029	24,286	30,555
3.625% due 04/15/2028 (m)	132	182
3.875% due 04/15/2029 (m)	3,156	4,525
U.S. Treasury Notes
0.500% due 09/30/2016 (k)(m)†	9,100	9,104
1.625% due 02/15/2026	700	691

Total U.S. Treasury Obligations (Cost $532,092)		545,441

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Adjustable Rate Mortgage Trust
3.314% due 07/25/2035	659	625
American Home Mortgage Investment Trust
1.013% due 02/25/2045	253	248
2.381% due 09/25/2045	7	7
Banc of America Commercial Mortgage Trust
5.608% due 04/10/2049	500	508
Banc of America Funding Ltd.
0.701% due 10/03/2039	279	273
Banc of America Funding Trust
2.980% due 05/20/2036 ^	1,142	1,089
BCAP LLC Trust
0.684% due 07/26/2035	986	964
2.568% due 01/26/2034	257	254
4.000% due 02/26/2037	332	330
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 01/25/2035	766	748
2.924% due 03/25/2035	1,117	1,125
Bear Stearns ALT-A Trust
5.000% due 07/25/2035 ^	1,547	1,232
Bear Stearns Structured Products, Inc. Trust
2.775% due 01/26/2036	200	154
CDGJ Commercial Mortgage Trust
1.836% due 12/15/2027	8,888	8,830
Chase Mortgage Finance Trust
2.756% due 02/25/2037	617	618
2.782% due 02/25/2037	407	402
5.500% due 12/25/2022 ^	724	631
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.713% due 01/25/2035	17	15
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049	3,997	4,089
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	153	153
2.650% due 09/25/2035	45	45
2.730% due 10/25/2035	1,652	1,630
2.740% due 11/25/2035	583	554
2.785% due 08/25/2035	1,052	1,027
Commercial Mortgage Trust
2.365% due 02/10/2029	5,400	5,435
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,774	1,782
6.500% due 09/25/2037 ^	2,576	1,976
Countrywide Home Loan Mortgage Pass-Through Trust
2.681% due 11/20/2034	1,111	1,093
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035	12	11
Credit Suisse First Boston Mortgage Securities Corp.
2.792% due 04/25/2034	66	66
Credit Suisse Mortgage Capital Certificates
2.836% due 12/27/2046	567	552
6.000% due 05/27/2037	116	115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-A Securities, Inc.
0.563% due 08/25/2047		$13,973	$11,023
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.739% due 06/26/2035		745	738
F-E Mortgages SRL
0.105% due 12/15/2043	EUR	3,020	3,412
First Horizon Alternative Mortgage Securities Trust
2.655% due 04/25/2035		$874	851
Grecale RMBS SRL
0.345% due 01/27/2061	EUR	3,373	3,805
GS Mortgage Securities Trust
3.849% due 12/10/2043		$762	792
GSR Mortgage Loan Trust
2.838% due 09/25/2035		45	45
2.914% due 09/25/2035		3,779	3,868
2.941% due 11/25/2035		786	754
HarborView Mortgage Loan Trust
0.562% due 03/19/2037		1,766	1,486
0.742% due 11/19/2035		1,606	1,321
0.772% due 06/20/2035		910	852
IndyMac Mortgage Loan Trust
2.853% due 11/25/2035 ^		734	685
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,622	1,656
5.699% due 02/12/2049		4,466	4,589
JPMorgan Mortgage Trust
2.502% due 07/25/2035		371	365
2.857% due 04/25/2035		139	140
Marche Mutui SRL
0.175% due 02/25/2055	EUR	1,962	2,200
0.245% due 10/27/2065		355	404
2.095% due 01/27/2064		4,175	4,789
MASTR Adjustable Rate Mortgages Trust
2.812% due 11/21/2034		$686	698
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.176% due 09/15/2030		246	242
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.916% due 06/15/2030		24	23
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		95	92
2.364% due 12/25/2034		277	276
2.520% due 10/25/2035		134	128
2.575% due 06/25/2035		923	897
2.579% due 05/25/2036		56	53
5.250% due 08/25/2036		1,192	1,221
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		3,933	4,008
Morgan Stanley Capital Trust
5.610% due 04/15/2049		295	296
Morgan Stanley Re-REMIC Trust
5.794% due 08/15/2045		831	850
RBSSP Resecuritization Trust
2.350% due 12/26/2036		30	30
2.424% due 07/26/2045		2,602	2,588
Residential Accredit Loans, Inc. Trust
0.733% due 01/25/2035		823	784
6.000% due 09/25/2036		582	463
6.000% due 09/25/2036 ^		1,522	1,209
Structured Adjustable Rate Mortgage Loan Trust
1.389% due 11/25/2034		1,832	1,723
2.553% due 06/25/2034		2,065	2,063
Structured Asset Mortgage Investments Trust
0.643% due 05/25/2036		214	165
1.112% due 05/19/2035		143	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
2.527% due 04/25/2045	$309	$305
2.537% due 03/25/2037	7,289	6,429
4.223% due 07/25/2036	10,524	10,185
6.103% due 09/25/2037	4,884	4,950
Vornado DP LLC Trust
2.970% due 09/13/2028	999	1,028
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	2,100	2,145
5.698% due 06/15/2049	101	102
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045	6,487	5,952
1.173% due 11/25/2034	631	564
1.233% due 01/25/2045	824	755
1.421% due 01/25/2046	1,442	1,381
2.507% due 06/25/2034	154	155
2.553% due 10/25/2034	141	142
2.584% due 01/25/2035	157	157
Wells Fargo Mortgage-Backed Securities Trust
2.637% due 06/25/2033	115	115
2.741% due 03/25/2035	496	499
2.759% due 03/25/2036	14	14
2.761% due 10/25/2035	198	198
2.812% due 04/25/2036	23	23
2.853% due 12/25/2034	86	85
3.401% due 04/25/2036	1,390	1,275
5.000% due 03/25/2036	72	71

Total Non-Agency Mortgage-Backed Securities (Cost $136,060)		134,833

ASSET-BACKED SECURITIES 8.3%
ACE Securities Corp. Home Equity Loan Trust
1.108% due 05/25/2035	466	450
1.303% due 05/25/2035	837	656
1.333% due 12/25/2034	759	679
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 01/25/2036	900	840
Asset-Backed Funding Certificates Trust
1.133% due 06/25/2034	4,961	4,609
Atrium Corp.
0.868% due 07/20/2020	350	347
Bear Stearns Asset-Backed Securities Trust
0.603% due 10/25/2036	3,509	3,338
0.933% due 09/25/2046	998	511
Citigroup Mortgage Loan Trust, Inc.
0.563% due 08/25/2036	19,471	17,527
0.723% due 10/25/2036	2,000	1,752
Countrywide Asset-Backed Certificates
0.613% due 06/25/2047	5,502	5,024
0.806% due 04/25/2036	3,981	3,279
Countrywide Asset-Backed Certificates Trust
0.683% due 04/25/2046 ^	21,319	15,501
1.213% due 11/25/2034	784	762
1.288% due 08/25/2034	380	359
EFS Volunteer LLC
1.469% due 10/26/2026	350	349
First Franklin Mortgage Loan Trust
1.113% due 11/25/2035	1,602	1,601
1.213% due 06/25/2036	9,675	6,806
First NLC Trust
0.823% due 02/25/2036	16,160	13,817
Four Corners CLO Ltd.
0.889% due 01/26/2020	2,660	2,626
Fremont Home Loan Trust
0.673% due 10/25/2036	8,765	4,185
0.913% due 07/25/2035	509	500

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE-WMC Asset-Backed Pass-Through Certificates
1.153% due 10/25/2035		$1,491	$1,481
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021		1,805	1,796
GSAMP Trust
0.633% due 11/25/2036		1,339	712
HSBC Home Equity Loan Trust USA
0.912% due 03/20/2036		1,760	1,663
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.486% due 11/25/2034		1,685	1,606
LightPoint Pan-European CLO PLC
0.090% due 01/31/2022	EUR	17	19
Long Beach Mortgage Loan Trust
1.258% due 06/25/2035		$701	698
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		2,048	2,017
MASTR Asset-Backed Securities Trust
0.813% due 01/25/2036		13,243	10,007
0.883% due 10/25/2035		649	642
Merrill Lynch Mortgage Investors Trust
0.743% due 08/25/2036		1,000	937
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 10/25/2036		1,610	1,221
1.138% due 01/25/2035		2,316	1,843
1.288% due 03/25/2034		3,858	3,653
1.363% due 03/25/2035		400	394
1.468% due 07/25/2035		7,435	5,890
Morgan Stanley Home Equity Loan Trust
0.903% due 08/25/2035		900	873
Nelnet Student Loan Trust
1.399% due 07/27/2048		2,097	2,074
New Century Home Equity Loan Trust
0.883% due 06/25/2035		2,000	1,898
0.923% due 07/25/2035		600	583
1.108% due 03/25/2035		3,500	3,244
North Carolina State Education Assistance Authority
1.233% due 07/25/2039		9,145	8,944
Option One Mortgage Loan Trust Asset-Backed Certificates
0.873% due 11/25/2035		9,383	8,832
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.933% due 07/25/2035		1,000	990
1.408% due 10/25/2034		162	161
1.513% due 03/25/2035		1,000	912
People’s Choice Home Loan Securities Trust
1.291% due 08/25/2035		10,000	7,369
Residential Asset Mortgage Products Trust
0.603% due 09/25/2036		133	132
1.228% due 06/25/2035		466	423
Residential Asset Securities Corp. Trust
0.763% due 04/25/2036		12,700	9,960
0.813% due 02/25/2036		400	354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.325% due 12/15/2027	EUR	2,800	$2,991
2.119% due 04/25/2023		$8,150	8,065
Soundview Home Loan Trust
0.683% due 06/25/2036		8,480	6,303
1.383% due 10/25/2037		2,021	1,339
Specialty Underwriting & Residential Finance Trust
1.108% due 03/25/2036		3,000	2,711
Structured Asset Investment Loan Trust
1.408% due 10/25/2033		2,510	2,426
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035		287	271
Venture CDO Ltd.
0.841% due 07/22/2021		513	502
0.854% due 01/20/2022		2,242	2,198
Wells Fargo Home Equity Asset-Backed Securities Trust
0.693% due 05/25/2036		550	517
0.703% due 07/25/2036		5,000	4,142
0.893% due 12/25/2035		2,700	2,596

Total Asset-Backed Securities (Cost $201,923)			200,907

SOVEREIGN ISSUES 8.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	107
Autonomous Community of Catalonia
4.750% due 06/04/2018		6,400	7,305
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	78,300	20,378
0.000% due 01/01/2017 (d)		152,100	38,364
Export-Import Bank of Korea
1.492% due 09/17/2016		$8,200	8,218
France Government International Bond
2.250% due 07/25/2020	EUR	24,038	31,465
Kommunalbanken A/S
1.010% due 03/27/2017		$16,800	16,838
1.375% due 06/08/2017		1,900	1,909
Mexico Government International Bond
4.000% due 11/15/2040 (f)	MXN	146,899	9,014
4.000% due 11/08/2046 (f)		10,799	662
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	3,206	2,233
Republic of Germany
0.750% due 04/15/2018 (f)	EUR	3,874	4,579
1.750% due 04/15/2020		11,868	15,035
Slovenia Government International Bond
4.125% due 02/18/2019		$27,100	28,631
4.750% due 05/10/2018		3,200	3,388
5.500% due 10/26/2022		11,000	12,463

Total Sovereign Issues (Cost $202,113)			200,589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.9%

CERTIFICATES OF DEPOSIT 1.1%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$25,900	$25,902

REPURCHASE AGREEMENTS (i) 7.1%
			173,044

SHORT-TERM NOTES 2.1%
Federal Home Loan Bank
0.210% due 04/06/2016 †		50,800	50,799

JAPAN TREASURY BILLS 2.4%
(0.120)% due 05/12/2016 (d)(e)	JPY	6,470,000	57,495

U.S. TREASURY BILLS 12.2%
0.240% due 04/07/2016 - 04/28/2016 (c)(d)(m)†		$295,765	295,744

Total Short-Term Instruments (Cost $602,315)			602,984

Total Investments in Securities (Cost $2,367,731)			2,378,141

		SHARES
INVESTMENTS IN AFFILIATES 13.5%

SHORT-TERM INSTRUMENTS 13.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio III		33,288,652	328,925

Total Short-Term Instruments (Cost $328,801)			328,925

Total Investments in Affiliates (Cost $328,801)			328,925

Total Investments 111.5% (Cost $2,696,532)			$2,707,066

Financial Derivative Instruments (j)(l) 1.9% (Cost or Premiums, net $(1,166))			45,311

Other Assets and Liabilities, net (13.4%)			(323,580)

Net Assets 100.0%			$2,428,797

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 16,000	$15,767	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.470% †	03/31/2016	04/01/2016	$82,900	U.S. Treasury Notes 1.375% due 04/30/2020	$(84,735)	$82,900	$82,901
	0.540 †	03/31/2016	04/01/2016	82,900	Freddie Mac 3.500% due 07/01/2045	(85,573)	82,900	82,901
RDR	0.470 †	03/31/2016	04/01/2016	6,200	U.S. Treasury Notes 2.250% due 11/30/2017	(6,336)	6,200	6,200
SSB	0.010 †	03/31/2016	04/01/2016	1,044	U.S. Treasury Notes 2.250% - 3.750% due 11/15/2018 - 07/31/2021	(1,067)	1,044	1,044

Total Repurchase Agreements						$(177,711)	$173,044	$173,046

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(156,985) at a weighted average interest rate of 0.294%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO CommoditiesPLUS® Strategy Fund
Global/Master Repurchase Agreement
SSB	$586	$0	$0	$586	$(599)	$(13)

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
FAR	165,802	0	0	165,802	(170,308)	(4,506)
RDR	6,200	0	0	6,200	(6,336)	(136)
SSB	458	0	0	458	(468)	(10)

Total Borrowings and Other Financing Transactions	$173,046	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$56.000	11/15/2017	402	$1,368	$1,439
Call - NYMEX Crude December Futures †	57.000	11/15/2017	206	681	684
Call - NYMEX Crude September Futures †	58.000	08/17/2017	511	1,504	1,324
Call - NYMEX Crude September Futures †	60.000	08/17/2017	206	474	455
Call - NYMEX Crude September Futures †	62.000	08/17/2017	613	1,313	1,165

				$5,340	$5,067

Total Purchased Options				$5,340	$5,067

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude December Futures †	$53.000	11/16/2016	402	$(803)	$(772)
Call - NYMEX Crude December Futures †	54.000	11/16/2016	206	(416)	(354)
Call - NYMEX Crude September Futures †	53.000	08/17/2016	206	(247)	(187)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	1,124	(1,338)	(764)
Put - NYMEX Natural Gas August Futures †	1.900	07/26/2016	146	(206)	(113)
Put - NYMEX Natural Gas December Futures †	2.100	11/25/2016	159	(185)	(96)
Put - NYMEX Natural Gas December Futures †	2.200	11/25/2016	212	(293)	(177)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	769	(933)	(744)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	1,036	(1,363)	(1,322)
Put - NYMEX Natural Gas May Futures †	1.700	04/26/2016	259	(77)	(57)
Put - NYMEX Natural Gas May Futures †	1.750	04/26/2016	156	(53)	(47)
Call - NYMEX Natural Gas May Futures †	2.200	04/26/2016	207	(95)	(44)
Call - NYMEX Natural Gas May Futures †	2.250	04/26/2016	156	(56)	(23)
Put - NYMEX Natural Gas October Futures †	0.450	09/27/2016	48	(28)	(85)

				$(6,093)	$(4,785)

Total Written Options				$(6,093)	$(4,785)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum July Futures †	Short	07/2016	665	$(650)	$0	$0
Arabica Coffee December Futures †	Long	12/2016	459	165	95	0
Arabica Coffee May Futures †	Short	05/2016	459	(111)	0	(77)
Arabica Coffee September Futures †	Short	09/2016	164	(10)	0	(34)
Brent Crude August Futures †	Long	06/2016	99	(52)	24	0
Brent Crude December Futures †	Long	10/2016	2,630	3,937	597	0
Brent Crude December Futures †	Long	10/2017	1,934	103	403	0
Brent Crude December Futures †	Short	10/2018	456	(14)	0	(96)
Brent Crude July Futures †	Long	05/2016	1,031	3,826	258	0
Brent Crude June Futures †	Short	04/2016	2,775	(4,376)	0	(777)
Brent Crude June Futures †	Short	04/2017	808	(458)	0	(178)
Brent Crude June Futures †	Short	04/2018	583	1,629	0	(122)
Brent Crude March Futures †	Long	01/2018	15	(48)	3	0
Brent Crude September Futures †	Long	07/2016	672	754	161	0
Brent Crude September Futures †	Short	07/2017	1,409	(5,716)	0	(268)
Brent Dubai Swap April Futures †	Short	04/2016	53	35	0	(3)
Brent Dubai Swap June Futures †	Short	06/2016	53	28	0	(1)
Brent Dubai Swap May Futures †	Short	05/2016	53	37	2	0
Call Options Strike @ USD 45.000 on Brent Crude June Futures †	Short	04/2016	150	37	6	0
Call Options Strike @ USD 46.000 on Brent Crude June Futures †	Short	04/2016	47	10	1	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	371	(372)	0	(312)
Chicago Ethanol (Platts) May Futures †	Long	05/2016	49	62	0	(57)
Cocoa December Futures †	Long	12/2016	770	(247)	0	(243)
Cocoa July Futures †	Short	07/2016	770	231	232	0
Cocoa March Futures †	Long	03/2017	1,079	(3,249)	0	(237)
Cocoa May Futures †	Short	05/2016	468	(672)	131	0
Cocoa September Futures †	Long	09/2016	104	(18)	0	(46)
Copper July Futures †	Long	07/2016	204	(520)	0	0
Copper May Futures †	Short	05/2016	181	(61)	32	0
Corn December Futures †	Short	12/2016	842	748	642	0
Corn July Futures †	Short	07/2016	1,021	1,213	804	0
Corn May Futures †	Short	05/2016	110	84	85	0
Cotton No. 2 December Futures †	Short	12/2016	21	(7)	0	(7)
Cotton No. 2 March Futures †	Long	03/2017	21	0	7	0
Euro-Bobl June Futures	Short	06/2016	334	1	7	(6)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	2	6	1	0
Euro-Bund 10-Year Bond June Futures	Long	06/2016	1	(1)	0	0
Euro-Mill Wheat December Futures †	Long	12/2016	286	(62)	0	(77)
Gas Oil December Futures †	Long	12/2016	152	(170)	46	0
Gas Oil December Futures †	Long	12/2017	910	201	293	0
Gas Oil July Futures †	Short	07/2016	303	199	0	(98)
Gas Oil June Futures †	Short	06/2017	683	337	0	(204)
Gas Oil June Futures †	Short	06/2018	379	(326)	0	(122)
Gold 100 oz. August Futures †	Long	08/2016	67	(184)	46	0
Hard Red Spring Wheat May Futures †	Long	05/2016	476	930	339	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Hard Red Winter Wheat May Futures †	Long	05/2016	545	$603	$286	$0
Henry Hub Natural Gas April Futures †	Long	03/2017	2,370	317	0	(332)
Henry Hub Natural Gas April Futures †	Long	03/2018	930	171	0	(70)
Henry Hub Natural Gas March Futures †	Short	02/2017	2,449	(432)	435	0
Henry Hub Natural Gas March Futures †	Short	02/2018	961	(191)	96	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	4,060	297	0	(568)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	1,656	241	0	(124)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	11	(11)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	38	14	0	(7)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	20	(93)	0	(1)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	72	5	0	(13)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	20	(89)	0	(2)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	11	(13)	0	(2)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	33	(48)	0	(5)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	4,060	(423)	721	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2018	428	362	0	(43)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	20	(89)	0	(1)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	11	(6)	0	(1)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	20	(90)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	42	(12)	0	(8)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	20	(91)	0	(1)
Henry Hub Natural Gas Swap October Futures †	Short	09/2016	84	30	16	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	2,084	(602)	240	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	20	(90)	0	(1)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	11	(10)	0	(2)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	20	(90)	0	(1)
Lead July Futures †	Long	07/2016	183	(347)	0	0
Lean Hogs June Futures †	Short	06/2016	632	534	177	0
Lean Hogs October Futures †	Long	10/2016	632	(138)	0	(89)
Live Cattle August Futures †	Long	08/2016	816	(384)	359	0
Live Cattle December Futures †	Short	12/2016	76	(8)	0	(43)
Live Cattle February Futures †	Long	02/2017	76	13	49	0
Live Cattle June Futures †	Short	06/2016	816	925	0	(310)
LLS (Argus) versus WTI Spread Calendar Swap April Futures †	Long	04/2016	203	(61)	41	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	154	(95)	8	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	154	(103)	25	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	154	(88)	14	0
LLS (Argus) versus WTI Spread Calendar Swap June Futures †	Long	06/2016	203	(92)	28	0
LLS (Argus) versus WTI Spread Calendar Swap May Futures †	Long	05/2016	203	(82)	39	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	154	(103)	25	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	154	(103)	25	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	154	(102)	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	28	25	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	28	12	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	28	(11)	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap February Futures †	Short	02/2017	28	24	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	28	26	8	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	28	17	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	28	19	9	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	28	23	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	28	22	8	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	28	(5)	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	28	1	10	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	28	7	10	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	28	(25)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	28	(10)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	28	22	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures †	Long	02/2017	28	27	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	28	35	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	28	(16)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Long	06/2017	28	(22)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	28	(6)	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	28	(26)	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	28	14	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	28	7	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	28	0	2	0
Natural Gas April Futures †	Long	03/2017	2,758	(2,617)	0	(1,545)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Natural Gas April Futures †	Long	03/2018	116	$235	$0	$(35)
Natural Gas December Futures †	Short	11/2016	356	(64)	263	0
Natural Gas January Futures †	Short	12/2016	389	54	288	0
Natural Gas July Futures †	Short	06/2016	413	10	293	0
Natural Gas June Futures †	Long	05/2016	1,267	700	0	(710)
Natural Gas March Futures †	Short	02/2017	2,339	205	1,661	0
Natural Gas March Futures †	Short	02/2018	50	(103)	20	0
Natural Gas October Futures †	Short	09/2016	1,086	(177)	823	0
Natural Gas October Futures †	Short	09/2017	66	(133)	30	0
New York Harbor ULSD July Futures †	Short	06/2016	210	210	0	(104)
Nickel July Futures †	Long	07/2016	150	(188)	0	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	2,699	58	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	2,699	(291)	0	(12)
Put Options Strike @ USD 35.000 on Brent Crude June Futures †	Short	04/2016	150	9	12	0
Put Options Strike @ USD 36.000 on Brent Crude June Futures †	Short	04/2016	47	2	5	0
RBOB Gasoline April Futures †	Short	03/2017	180	(1,000)	14	0
RBOB Gasoline August Futures †	Short	07/2016	827	(6,211)	490	0
RBOB Gasoline July Futures †	Short	06/2016	326	211	220	0
RBOB Gasoline June Futures †	Short	05/2016	176	225	129	0
RBOB Gasoline March Futures †	Long	02/2017	180	987	0	(10)
RBOB Gasoline May Futures †	Long	04/2016	990	(1,735)	0	(804)
RBOB Gasoline September Futures †	Short	09/2016	13	6	7	0
Silver July Futures †	Short	07/2016	75	(184)	0	(95)
Soybean July Futures †	Short	07/2016	4	(11)	0	0
Soybean May Futures †	Long	05/2017	66	(3)	5	0
Soybean November Futures †	Short	11/2016	66	5	0	(5)
Soybean Oil December Futures †	Long	12/2016	113	360	29	0
Soybean Oil July Futures †	Short	07/2016	57	(28)	0	(15)
Soybean Oil May Futures †	Short	05/2016	56	(100)	0	(14)
Sugar No. 11 July Futures †	Short	06/2016	411	220	215	0
Sugar No. 11 May Futures †	Short	04/2016	514	(855)	318	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	159	158	35	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	23	25	9	0
Wheat December Futures †	Short	12/2016	105	(5)	0	(42)
Wheat July Futures †	Short	07/2016	468	(69)	0	(216)
Wheat May Futures †	Short	05/2016	1,021	(396)	0	(485)
White Sugar August Futures †	Long	07/2016	764	866	0	(306)
White Sugar May Futures †	Long	04/2016	514	2,383	0	(264)
WTI Crude August Futures †	Short	07/2016	109	(2)	0	(17)
WTI Crude December Futures †	Short	11/2016	1,752	(3,281)	0	(210)
WTI Crude December Futures †	Short	11/2017	3,275	(4,990)	0	(524)
WTI Crude July Futures †	Short	06/2016	8	6	0	(1)
WTI Crude June Futures †	Long	05/2017	1,560	1,240	156	0
WTI Crude June Futures †	Short	05/2018	992	851	0	(188)
WTI Crude March Futures †	Long	02/2017	1,160	(7,474)	116	0
WTI Crude March Futures †	Long	02/2018	1,753	(771)	298	0
WTI Crude September Futures †	Short	08/2016	496	(1,073)	0	(79)
WTI Crude September Futures †	Long	08/2017	2,311	5,760	300	0
Zinc July Futures †	Long	07/2016	93	(46)	0	0

Total Futures Contracts				$(20,631)	$12,684	$(10,278)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$156,300	$(835)	$182	$9	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR †	0.680%	09/14/2016	$ 9,100	$(16)	$(16)	$0	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	75,500	(3,355)	(1,509)	0	(127)
Pay	3-Month USD-LIBOR	2.250	12/16/2022	76,600	4,793	4,261	185	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023	103,000	(3,874)	(672)	0	(196)
Receive	3-Month USD-LIBOR	2.233	09/16/2025	8,300	(458)	(458)	0	(30)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025	428,900	(13,504)	(13,291)	0	(878)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026	194,100	(3,021)	(2,400)	0	(383)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026	59,500	(631)	(408)	0	(116)
Receive	3-Month USD-LIBOR *†	2.250	06/15/2026	143,200	(7,449)	(3,137)	0	(536)
Pay	28-Day MXN-TIIE	5.825	01/12/2023	MXN 399,000	220	229	38	0

					$(27,295)	$(17,401)	$223	$(2,266)

Total Swap Agreements					$(28,130)	$(17,219)	$232	$(2,266)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(k)	Securities with an aggregate market value of $83,393 and cash of $4,150 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO CommoditiesPLUS® Strategy Fund (5)	$0	$111	$232	$343	$0	$(18)	$(2,326)	$(2,344)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary) (5)	5,067	12,632	0	17,699	(4,785)	(10,266)	(59)	(15,110)

Total Exchange-Traded or Centrally Cleared	$5,067	$12,743	$232	$18,042	$(4,785)	$(10,284)	$(2,385)	$(17,454)

(4)	Unsettled variation margin asset of $59 and liability of $(6) for closed futures and unsettled variation margin liability of $(119) for closed swap agreements is outstanding at period end.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
AZD	05/2016			NZD	3,238	$		2,158	$0	$(76)

BOA	05/2016				1,785			1,182	0	(49)
	05/2016		$		8,182		EUR	7,352	193	0
	05/2016				12,690		INR	864,288	264	0
	05/2016				248		MXN	4,368	3	0
	10/2016			BRL	22,800	$		5,785	0	(233)
	04/2017			DKK	59,414			8,961	0	(244)

BPS	04/2016			BRL	7,662			2,153	22	0
	04/2016		$		2,043		BRL	7,662	88	0
	10/2016			BRL	12,100	$		2,916	0	(279)
	01/2017				25,700			5,918	0	(703)

BRC	05/2016		$		1		KRW	1,205	0	0
	05/2016				1,510		MXN	26,282	6	(1)

CBK	04/2016			BRL	20,062	$		5,637	58	0
	04/2016		$		5,527		BRL	20,062	53	0
	04/2016				5,244		GBP	3,761	157	0
	05/2016	†		CAD	7,025	$		5,078	0	(332)
	05/2016			EUR	25,015			28,144	0	(354)
	05/2016			JPY	6,470,000			56,881	0	(668)
	05/2016			MXN	191,476			10,875	0	(162)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	05/2016	†	$		8,390		EUR	7,445	$92	$0
	10/2016			BRL	10,000	$		2,423	0	(217)

DUB	04/2016				493,462			153,350	16,111	0
	04/2016		$		138,656		BRL	493,462	0	(1,417)
	01/2017			BRL	31,600	$		7,304	0	(837)
	04/2017			DKK	130,575			19,391	0	(838)

GLM	04/2016			BRL	666,389			187,246	1,914	0
	04/2016			GBP	8,858			12,649	0	(73)
	04/2016		$		166,570		BRL	666,389	18,762	0
	04/2016	†			43,199		GBP	30,568	704	0
	05/2016			EUR	1,240	$		1,393	0	(19)
	05/2016	†		GBP	16,446			23,487	0	(136)
	05/2016			JPY	990,500			8,702	0	(108)
	05/2016			TWD	75,769			2,263	0	(94)
	05/2016		$		4,123		EUR	3,680	70	0
	05/2016				12,650		GBP	8,858	73	0
	05/2016				148		JPY	17,234	5	0
	05/2016				10,211		KRW	12,315,487	526	0
	05/2016				9,900		TWD	330,858	393	0
	01/2017			BRL	48,900	$		11,440	0	(1,157)

HUS	04/2016				30,214			8,386	0	(17)
	04/2016		$		8,490		BRL	30,214	0	(87)
	05/2016				8,324			30,214	12	0
	05/2016	†			13,247		EUR	11,806	203	0

JPM	04/2016			BRL	219,516	$		67,390	6,340	0
	04/2016		$		61,581		BRL	219,516	46	(577)
	04/2016				1,009		GBP	703	0	0
	05/2016			CNH	114,463	$		17,450	0	(222)
	05/2016	†		EUR	109			123	0	(1)
	05/2016			KRW	12,904,118			10,724	0	(525)
	05/2016		$		6,192		EUR	5,480	51	0
	05/2016				560		KRW	674,408	28	0
	10/2016			BRL	33,400	$		8,304	0	(513)
	01/2017				45,900			10,798	0	(1,027)

MSB	04/2016				30,527			8,578	88	0
	04/2016		$		7,676		BRL	30,527	814	0
	05/2016				4,380		JPY	493,200	7	0

SCX	04/2016	†		GBP	26,174	$		36,430	0	(1,163)
	05/2016			EUR	65,087			72,437	0	(1,711)
	05/2016		$		5,023		CAD	7,008	373	0
	05/2016				4,277		JPY	485,800	44	0
	09/2016			CNH	43,369	$		6,580	0	(73)
	10/2016				56,532			8,659	0	(1)

SOG	05/2016				107,632			16,411	0	(207)

TOR	01/2017			BRL	31,000			7,087	0	(899)

UAG	05/2016			INR	1,225,682			17,610	0	(760)
	05/2016			TWD	251,273			7,507	0	(310)
	05/2016		$		3,135		EUR	2,797	52	0

Total Forward Foreign Currency Contracts									$47,552	$(16,090)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$	303,300	$103	$1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/11/2016		79,200	13	0

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		583,800	187	24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		18,900	1,289	1,119

FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		46,500	339	48

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		276,600	86	26

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		203,200	188	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		31,500	2,971	2,845

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016		513,600	437	0

								$5,613	$4,063

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Copper June Futures †	$4,200.000	06/01/2016	$2	$342	$61

Total Purchased Options					$5,955	$4,124

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	2,300	$(5)	$0

BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		4,300	(4)	(6)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		2,300	(3)	(7)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		2,400	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		2,200	(5)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		4,800	(9)	(1)
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	15,100	(23)	(15)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		15,100	(25)	(27)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$	2,200	(5)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		4,300	(8)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		4,500	(11)	(1)

FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		2,400	(2)	(3)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		4,500	(6)	(14)

							$(110)	$(74)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	12,990	$(60)	$(21)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	12,800	$(110)	$(48)

CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	(2)
	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		9,900	(8)	0
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		17,000	(168)	(59)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		16,000	(155)	(55)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	12,300	(560)	(154)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	18,600	(135)	(8)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(6)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(493)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(183)

							$(2,139)	$(1,008)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	94,500	$(1,331)	$(1,162)

FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016		170,900	(308)	(431)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016		170,900	(207)	(86)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		46,500	(370)	(770)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		148,800	(2,983)	(2,801)

								$(5,199)	$(5,250)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Copper June Futures †	$4,200.000	06/01/2016	$2	$(45)	$(61)
	Call - OTC Platgold Spread June Future †	220.000	05/31/2016	5	(41)	(61)
	Put - OTC Platgold Spread June Future †	320.000	05/31/2016	5	(41)	(33)
	Call - OTC Platgold Spread June Future †	210.000	06/24/2016	510	(67)	(69)
	Put - OTC Platgold Spread June Future †	310.000	06/24/2016	510	(68)	(62)

					$(262)	$(286)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	2.338	05/03/2016	$	7,840	$(31)	$0
	Call - OTC SPGCENP Index †	2.883	05/17/2016		4,270	(18)	0
	Call - OTC SPGCICP Index †	0.835	05/03/2016		33,400	(131)	0
	Call - OTC SPGCICP Index †	0.893	05/17/2016		16,150	(65)	0
	Call - OTC SPGCICP Index †	0.913	06/17/2016		9,580	(39)	0
	Call - OTC SPGCNGP Index †	2.481	05/03/2016		8,300	(17)	0
	Call - OTC SPGCNGP Index †	1.587	05/17/2016		10,380	(18)	0

						$(319)	$0

Total Written Options						$(8,089)	$(6,639)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	6,712	$583,944	EUR	79,030	GBP	0	$(20,163)
Sales	56,894	8,734,923		573,117		56,270	(58,381)
Closing Buys	(17,603)	(1,042,548)		(79,800)		(40,670)	35,620
Expirations	(38,486)	(6,806,613)		(423,271)		(15,600)	24,990
Exercised	(2,431)	(550,954)		(93,586)		0	3,752

Balance at End of Period	5,086	$918,752	EUR	55,490	GBP	0	$(14,182)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Receive	EURMARGIN 2Q3Q16 †	$6.630	09/30/2016	2,496,000	$2,082	$(2,087)	$0	$(5)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	850,500	(69)	(304)	0	(373)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	82,800	0	(57)	0	(57)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	126,000	(18)	(100)	0	(118)
	Pay	GOLDLNPM Index †	1,094.400	07/21/2016	13,800	0	(1,952)	0	(1,952)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	27,100	(566)	(3,051)	0	(3,617)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	228,000	0	43	43	0
	Receive	PLTMLNPM Index †	984.250	07/21/2016	13,800	0	(93)	0	(93)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	27,100	311	185	496	0

GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	150,300	0	39	39	0
	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	750	0	(84)	0	(84)
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	15,000	0	(2,255)	0	(2,255)
	Receive	OREXIO 3Q16 †	35.800	09/30/2016	109,500	29	1,128	1,157	0
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	36,000	8	269	277	0
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	750	0	(20)	0	(20)
	Receive	PLTMLNPM Index †	881.030	01/06/2017	15,000	0	1,486	1,486	0

JPM	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	867,000	0	(915)	0	(915)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	151,200	0	(103)	0	(103)

MAC	Receive	EURSIMP 2H16 †	0.250	12/31/2016	180,000	0	9	9	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	420,000	(307)	385	78	0

MYC	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	271,200	0	(167)	0	(167)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	272,400	0	(173)	0	(173)

SOG	Receive	EURMARGIN 2Q3Q16 †	7.090	09/30/2016	54,000	0	(25)	0	(25)

UAG	Pay	GOLDLNPM Index †	1,204.325	06/21/2016	40,000	0	(1,249)	0	(1,249)
	Receive	PLTMLNPM Index †	1,092.707	06/21/2016	40,000	0	(4,616)	0	(4,616)

						$1,470	$(13,707)	$3,585	$(15,822)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	71

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
MYC	Canadian Natural Resources Ltd.	(1.000)%	03/20/2018	1.583%	$ 1,900	$100	$(79)	$21	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR 400	$(4)	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (6)
							Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	$110	$(3)	$(1)	$0	$(4)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,100	(139)	0	0	(139)

MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	90	(3)	0	0	(3)

					$(145)	$(1)	$0	$(146)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$		200	$0	$0	$0	$0

BPS	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		GBP	600	2	31	33	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017		EUR	1,700	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022	$		20,900	127	(2,566)	0	(2,439)

CBK	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016		EUR	49,200	1	(382)	0	(381)
	Receive	3-Month EUR-EXT-CPI Index	0.290	08/15/2017			6,200	0	(24)	0	(24)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018			1,000	(1)	(11)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018			1,000	0	(12)	0	(12)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018			1,600	0	(18)	0	(18)

DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		GBP	4,900	0	464	464	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		EUR	2,300	0	(23)	0	(23)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017			900	0	(9)	0	(9)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018			1,800	0	(19)	0	(19)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018			3,800	2	(45)	0	(43)

FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030		GBP	100	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044			17,900	46	4,931	4,977	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044			4,700	(17)	958	941	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018		EUR	1,900	0	(21)	0	(21)

GLM	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018			1,100	0	(13)	0	(13)

JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		GBP	6,200	136	243	379	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		EUR	3,400	0	(34)	0	(34)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
SOG	Receive	3-Month EUR-EXT-CPI Index	0.680%	10/15/2018	EUR	1,200	$1	$(16)	$0	$(15)

UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	9,800	0	846	846	0
	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	7,000	3	(63)	0	(60)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		1,300	0	(14)	0	(14)

							$300	$4,197	$7,650	$(3,153)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$	126,354	$711	$711	$0

BPS	Receive	BCOMF1T Index †	115,142	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		35,468	64	64	0
	Receive	CSIXTR Index †	92,106	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		275,201	1,547	1,547	0

CBK	Pay	BCOMF2 Index †	866,779	0.120%	08/15/2016		151,030	(364)	0	(364)
	Pay	BCOMF3 Index †	834,656	0.120%	08/15/2016		151,234	(630)	0	(630)
	Receive	BCOMTR211A Index †	679,762	0.170%	08/15/2016		152,928	615	615	0
	Receive	BCOMTR311A Index †	613,629	0.170%	08/15/2016		152,930	662	662	0
	Receive	CSIXTR Index †	27,570	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		82,376	463	463	0

CIB	Receive	CSIXTR Index †	67,299	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		201,083	1,130	1,130	0

FBF	Receive	CSCU115E Index †	13,999	0.050%	08/15/2016		4,501	(88)	0	(88)
	Receive	CSIXTR Index †	23,667	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		70,714	398	398	0
	Pay	CSMFHGER Index †	19,624	0.000%	08/15/2016		4,277	97	97	0

GLM	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		38,813	71	71	0
	Receive	CSIXTR Index †	188,238	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		562,432	3,164	3,164	0
	Pay	SPGCINP Index †	48,164	(0.050)%	08/15/2016		6,934	65	65	0

JPM	Receive	BCOMF1T Index †	1,777,897	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		547,661	993	993	0
	Pay	BCOMTR Index †	4,258,907	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		676,900	(19)	0	(19)
	Receive	CSIXTR Index †	195,791	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		585,001	3,290	3,290	0
	Receive	JMABDEWE Index †	54,326	0.300%	08/15/2016		48,861	993	993	0
	Receive	JMABFNJ1 Index †	289,305	0.700%	08/15/2016		30,769	(276)	0	(276)
	Receive	JMABNICP Index †	138,655	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		55,285	505	505	0

MAC	Receive	CSIXTR Index †	63,667	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		190,401	1,072	1,072	0

RBC	Receive	CSIXTR Index †	5,360	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		16,015	90	90	0

SOG	Receive	BCOMTR Index †	125,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		19,867	1	1	0
	Receive	CSIXTR Index †	94,564	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		282,544	1,592	1,592	0

								$16,146	$17,523	$(1,377)

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	SPGCCLP Index (8)†	8.851%	06/16/2017	$	21,176	$0	$1,774	$1,774	$0
	Receive	SPGCCLP Index (8)†	9.303	06/16/2017		22,633	0	1,794	1,794	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	73

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	GOLDLNPM Index (8)†	7.784%	03/24/2020	$	39,252	$0	$641	$641	$0
	Pay	GOLDLNPM Index (8)†	7.840	04/06/2020		18,212	0	304	304	0
	Pay	GOLDLNPM Index (8)†	7.840	04/09/2020		18,390	0	307	307	0
	Pay	GOLDLNPM Index (8)†	7.896	04/14/2020		19,323	0	332	332	0
	Pay	GOLDLNPM Index (8)†	8.585	04/27/2020		3,413	0	80	80	0
	Pay	GOLDLNPM Index (8)†	8.703	04/28/2020		14,264	0	353	353	0
	Pay	SPGCCLP Index (8)†	11.834	06/16/2017		22,633	0	(1,225)	0	(1,225)
	Pay	SPGCCLP Index (8)†	12.076	06/16/2017		21,176	0	(1,095)	0	(1,095)

JPM	Pay	GOLDLNPM Index (8)†	10.890	04/29/2020		53,793	0	2,469	2,469	0
	Pay	GOLDLNPM Index (8)†	11.156	05/07/2020		24,251	0	1,171	1,171	0

MYC	Pay	GOLDLNPM Index (8)†	5.406	04/21/2016		63,817	0	1,826	1,826	0
	Pay	NYMEX Natural Gas May Futures (8)†	23.620	04/26/2016		1,100	0	42	42	0
	Pay	NYMEX Natural Gas May Futures (8)†	23.717	04/26/2016		1,625	0	72	72	0
	Receive	SLVRLND Index (8)†	9.151	04/21/2016		49,045	0	(1,351)	0	(1,351)

							$0	$7,494	$11,165	$(3,671)

Total Swap Agreements							$1,721	$14,055	$39,945	$(24,169)

(8)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(m)	Securities with an aggregate market value of $18,712 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (9)
PIMCO CommoditiesPLUS® Strategy Fund
AZD	$0	$0	$0	$0	$(76)	$0	$0	$(76)	$(76)	$0	$(76)
BOA	460	0	1	461	(526)	0	0	(526)	(65)	0	(65)
BPS	110	0	33	143	(982)	(48)	(2,455)	(3,485)	(3,342)	3,421	79
BRC	6	0	0	6	(1)	(56)	0	(57)	(51)	0	(51)
CBK	350	1	0	351	(1,657)	(1)	(447)	(2,105)	(1,754)	1,836	82
DUB	16,111	1,143	464	17,718	(3,092)	(1,278)	(237)	(4,607)	13,111	(20,720)	(7,609)
FBF	0	48	5,928	5,976	0	(1,290)	(21)	(1,311)	4,665	(4,630)	35
GLM	22,311	26	0	22,337	(1,451)	(154)	(13)	(1,618)	20,719	(18,620)	2,099
HUS	12	0	0	12	(104)	0	0	(104)	(92)	0	(92)
JPM	6,465	0	379	6,844	(2,864)	(711)	(34)	(3,609)	3,235	(4,374)	(1,139)
MSB	909	0	0	909	0	0	0	0	909	(750)	159
MYC	0	2,845	21	2,866	0	(2,815)	(3)	(2,818)	48	(970)	(922)
SCX	417	0	0	417	(2,217)	0	0	(2,217)	(1,800)	1,703	(97)
SOG	0	0	0	0	(207)	0	(15)	(222)	(222)	0	(222)
TOR	0	0	0	0	(899)	0	0	(899)	(899)	923	24
UAG	52	0	846	898	(1,070)	0	(74)	(1,144)	(246)	273	27

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
BOA	0	0	4,279	4,279	0	0	0	0	4,279	(4,453)	(174)
BPS	0	0	2,150	2,150	0	(286)	(6,215)	(6,501)	(4,351)	3,755	(596)
CBK	10	0	1,740	1,750	(76)	0	(994)	(1,070)	680	(603)	77
CIB	0	0	1,130	1,130	0	0	0	0	1,130	(1,320)	(190)
FBF	0	0	495	495	0	0	(88)	(88)	407	(459)	(52)
GLM	136	0	3,300	3,436	(136)	0	0	(136)	3,300	(3,500)	(200)
GST	0	0	4,976	4,976	0	0	(4,679)	(4,679)	297	437	734
HUS	203	0	0	203	0	0	0	0	203	0	203
JPM	0	61	9,421	9,482	(1)	0	(1,313)	(1,314)	8,168	(8,570)	(402)
MAC	0	0	1,159	1,159	0	0	0	0	1,159	(1,860)	(701)
MYC	0	0	1,940	1,940	0	0	(1,691)	(1,691)	249	(460)	(211)
RBC	0	0	90	90	0	0	0	0	90	(110)	(20)
SCX	0	0	0	0	(731)	0	0	(731)	(731)	0	(731)
SOG	0	0	1,593	1,593	0	0	(25)	(25)	1,568	(1,651)	(83)
UAG	0	0	0	0	0	0	(5,865)	(5,865)	(5,865)	6,366	501

Total Over the Counter	$47,552	$4,124	$39,945	$91,621	$(16,090)	$(6,639)	$(24,169)	$(46,898)

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$5,067	$0	$0	$0	$0	$5,067
Futures	12,632	0	0	0	111	12,743
Swap Agreements	0	9	0	0	223	232

	$17,699	$9	$0	$0	$334	$18,042

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,552	$0	$47,552
Purchased Options	61	0	0	0	4,063	4,124
Swap Agreements	32,273	22	0	0	7,650	39,945

	$32,334	$22	$0	$47,552	$11,713	$91,621

	$50,033	$31	$0	$47,552	$12,047	$109,663

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$4,785	$0	$0	$0	$0	$4,785
Futures	10,266	0	0	0	18	10,284
Swap Agreements	0	0	0	0	2,385	2,385

	$15,051	$0	$0	$0	$2,403	$17,454

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,090	$0	$16,090
Written Options	286	74	0	21	6,258	6,639
Swap Agreements	20,870	146	0	0	3,153	24,169

	$21,156	$220	$0	$16,111	$9,411	$46,898

	$36,207	$220	$0	$16,111	$11,814	$64,352

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(7,280)	$0	$0	$0	$(83)	$(7,363)
Written Options	14,081	0	0	0	361	14,442
Futures	39,940	0	(398)	0	(8,119)	31,423
Swap Agreements	0	448	0	0	(27,009)	(26,561)

	$46,741	$448	$(398)	$0	$(34,850)	$11,941

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(169)	$0	$(169)
Purchased Options	660	0	0	0	(3,964)	(3,304)
Written Options	(3,594)	437	0	1,258	12,598	10,699
Swap Agreements	(602,669)	690	(728)	(48)	5,057	(597,698)

	$(605,603)	$1,127	$(728)	$1,041	$13,691	$(590,472)

	$(558,862)	$1,575	$(1,126)	$1,041	$(21,159)	$(578,531)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	75

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$766	$0	$0	$0	$0	$766
Written Options	(579)	0	0	0	0	(579)
Futures	(24,663)	0	296	0	2,532	(21,835)
Swap Agreements	0	192	0	0	(8,707)	(8,515)

	$(24,476)	$192	$296	$0	$(6,175)	$(30,163)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,578)	$0	$(5,578)
Purchased Options	1,919	0	0	0	1,266	3,185
Written Options	(1,767)	(54)	0	424	(1,455)	(2,852)
Swap Agreements	(42,650)	(703)	768	61	3,837	(38,687)

	$(42,498)	$(757)	$768	$(5,093)	$3,648	$(43,932)

	$(66,974)	$(565)	$1,064	$(5,093)	$(2,527)	$(74,095)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,301	$0	$5,301
Corporate Bonds & Notes
Banking & Finance	0	356,358	15,767	372,125
Industrials	0	13,229	0	13,229
Utilities	0	32,150	0	32,150
U.S. Government Agencies	0	270,582	0	270,582
U.S. Treasury Obligations	0	545,441	0	545,441
Non-Agency Mortgage-Backed Securities	0	134,833	0	134,833
Asset-Backed Securities	0	200,907	0	200,907
Sovereign Issues	0	200,589	0	200,589
Short-Term Instruments
Certificates of Deposit	0	25,902	0	25,902
Repurchase Agreements	0	173,044	0	173,044
Short-Term Notes	0	50,799	0	50,799
Japan Treasury Bills	0	57,495	0	57,495
U.S. Treasury Bills	0	295,744	0	295,744
	$0	$2,362,374	$15,767	$2,378,141

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$328,925	$0	$0	$328,925

Total Investments	$328,925	$2,362,374	$15,767	$2,707,066

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17,751	232	0	17,983
Over the counter	0	91,621	0	91,621
	$17,751	$91,853	$0	$109,604

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15,063)	(2,266)	0	(17,329)
Over the counter	0	(46,673)	(225)	(46,898)
	$(15,063)	$(48,939)	$(225)	$(64,227)

Totals	$331,613	$2,405,288	$15,542	$2,752,443

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2%

CORPORATE BONDS & NOTES 12.0%

BANKING & FINANCE 8.9%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,100	$1,097
3.250% due 09/29/2017		3,400	3,392
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (g)	EUR	5,000	4,705
Bank of America Corp.
4.057% due 10/21/2025	MXN	74,000	4,808
5.750% due 12/01/2017		$400	425
6.400% due 08/28/2017		1,000	1,063
Bank of America N.A.
1.750% due 06/05/2018		1,700	1,700
Bankia S.A.
4.375% due 02/14/2017	EUR	200	236
Barclays Bank PLC
7.750% due 04/10/2023		$4,100	4,310
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	200	202
8.000% due 12/15/2020 (g)		800	883
BPCE S.A.
1.272% due 06/17/2017		$3,100	3,096
4.625% due 07/11/2024		2,400	2,354
Citigroup, Inc.
1.136% due 05/01/2017		2,800	2,797
2.650% due 10/26/2020		500	505
Citizens Bank N.A.
2.300% due 12/03/2018		900	906
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,078	414
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	598
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (g)		1,500	1,489
Dexia Credit Local S.A.
1.250% due 10/18/2016		5,000	5,007
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		3,000	2,963
1.700% due 05/09/2016		250	250
4.207% due 04/15/2016		100	100
6.625% due 08/15/2017		1,600	1,698
Goldman Sachs Group, Inc.
1.834% due 09/15/2020		4,000	3,975
International Lease Finance Corp.
6.750% due 09/01/2016		2,350	2,388
Intesa Sanpaolo SpA
2.375% due 01/13/2017		4,500	4,520
JPMorgan Chase Bank N.A.
1.053% due 06/02/2017		7,500	7,496
KBC Bank NV
8.000% due 01/25/2023		1,800	1,949
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	600	671
Petrobras Global Finance BV
3.002% due 03/17/2017		$200	194
Rabobank Group
8.375% due 07/26/2016 (g)		2,000	2,031
8.400% due 06/29/2017 (g)		1,900	2,009
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	4,100	639
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$1,920	2,035
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (b)		12,600	12,615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	700	$781

			86,301

INDUSTRIALS 2.6%
Altice Luxembourg S.A.
7.250% due 05/15/2022		5,500	6,212
Altria Group, Inc.
4.750% due 05/05/2021		$1,000	1,136
CSX Corp.
5.600% due 05/01/2017		50	52
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		100	100
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		350	350
General Motors Co.
3.500% due 10/02/2018		3,000	3,073
Halliburton Co.
3.375% due 11/15/2022		5,900	6,011
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,400	2,492
4.500% due 12/06/2016	JPY	100	1
5.014% due 12/27/2017	EUR	300	310
Numericable SFR S.A.
6.000% due 05/15/2022		$2,600	2,548
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,300	1,300
2.000% due 04/01/2018		2,000	2,006

			25,591

UTILITIES 0.5%
BellSouth Corp.
4.821% due 04/26/2021		2,100	2,105
Nevada Power Co.
6.500% due 08/01/2018		600	665
Petrobras Global Finance BV
2.238% due 05/20/2016		300	300
2.762% due 01/15/2019		1,400	1,141
3.250% due 03/17/2017		500	492

			4,703

Total Corporate Bonds & Notes (Cost $119,976)			116,595

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		180	161

Total Municipal Bonds & Notes (Cost $141)			161

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.912% due 02/25/2018 (a)		4,112	202
Fannie Mae, TBA
3.000% due 04/01/2046 - 05/01/2046		21,000	21,513

Total U.S. Government Agencies (Cost $21,777)			21,715

U.S. TREASURY OBLIGATIONS 64.4%
U.S. Treasury Bonds
2.500% due 02/15/2046 (j)		7,750	7,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/15/2045 †	$320	$345
3.000% due 11/15/2045 (j)	1,400	1,512
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (m)†	2,800	2,804
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2016 (o)	322	322
0.125% due 04/15/2017 †	43,599	44,113
0.125% due 04/15/2018 (m)	10,146	10,330
0.125% due 04/15/2019 (j)(m)	65,120	66,556
0.125% due 01/15/2022 (j)	11,095	11,274
0.125% due 07/15/2022 (j)	40,597	41,359
0.125% due 01/15/2023 (j)	16,524	16,684
0.375% due 07/15/2023 (j)	25,969	26,787
0.375% due 07/15/2025 †	20,779	21,253
0.625% due 07/15/2021	2,628	2,762
0.625% due 07/15/2021 (m)†	4,204	4,418
0.625% due 01/15/2024 (j)	20,103	20,959
0.750% due 02/15/2042	315	306
0.750% due 02/15/2045 (j)	5,402	5,242
1.000% due 02/15/2046	3,419	3,574
1.250% due 07/15/2020	7,506	8,077
1.375% due 01/15/2020 (j)	36,372	38,966
1.375% due 02/15/2044 (j)	41,087	46,118
1.375% due 02/15/2044 (m)†	539	605
1.625% due 01/15/2018 (o)	452	473
2.125% due 02/15/2040	986	1,263
2.125% due 02/15/2041	3,029	3,909
2.375% due 01/15/2017 (o)	235	242
2.375% due 01/15/2017 (m)†	38,297	39,480
2.375% due 01/15/2025	94,254	112,377
2.375% due 01/15/2027 (j)	7,865	9,620
2.500% due 07/15/2016 (m)(o)	809	824
2.500% due 01/15/2029 (j)	32,253	40,578
2.500% due 01/15/2029 (m)†	9,545	12,008
3.625% due 04/15/2028 (o)	234	323
3.875% due 04/15/2029	3,271	4,691
U.S. Treasury Notes
0.500% due 09/30/2016 (m)(o)†	4,100	4,102
1.625% due 02/15/2026 (j)	15,470	15,253

Total U.S. Treasury Obligations (Cost $612,075)		627,067

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Alternative Loan Trust
1.083% due 12/25/2035 ^	1,529	1,051
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	241	247
Banc of America Mortgage Trust
2.777% due 06/25/2035	419	399
2.844% due 08/25/2035 ^	364	331
Bear Stearns Adjustable Rate Mortgage Trust
2.929% due 03/25/2035	100	93
Bear Stearns ALT-A Trust
2.619% due 01/25/2036	2,887	2,309
Citigroup Mortgage Loan Trust, Inc.
2.650% due 09/25/2035	149	149
Commercial Mortgage Trust
2.365% due 02/10/2029	500	503
Countrywide Alternative Loan Trust
0.627% due 12/20/2046 ^	444	329
2.591% due 10/25/2035 ^	131	119
5.500% due 01/25/2036	628	573
6.000% due 08/25/2036 ^	224	206
6.000% due 04/25/2037	644	557
6.250% due 11/25/2036 ^	186	173
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035	645	560

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	77

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.595% due 04/20/2035		$59	$59
6.000% due 05/25/2037 ^		871	778
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		784	455
Deutsche ALT-A Securities, Inc.
0.733% due 04/25/2037		1,168	596
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		6,906	5,599
6.300% due 07/25/2036 ^		622	478
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	571	460
GSR Mortgage Loan Trust
2.838% due 09/25/2035		$60	61
6.000% due 11/25/2035 ^		669	557
IndyMac Mortgage Loan Trust
0.613% due 07/25/2047		1,082	710
JPMorgan Mortgage Trust
2.669% due 06/25/2035		24	24
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		282	287
Lehman Mortgage Trust
5.434% due 01/25/2036 ^		908	846
Marche Mutui SRL
0.175% due 02/25/2055	EUR	345	387
0.245% due 10/27/2065		64	73
2.095% due 01/27/2064		734	842
MASTR Alternative Loan Trust
0.833% due 03/25/2036		$494	110
Merrill Lynch Mortgage Investors Trust
1.904% due 10/25/2035		341	330
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		257	261
5.700% due 09/12/2049		384	398
Morgan Stanley Mortgage Loan Trust
2.347% due 06/25/2036		449	434
New York Mortgage Trust
3.181% due 05/25/2036 ^		387	348
Residential Asset Securitization Trust
0.833% due 01/25/2046 ^		1,533	735
6.250% due 11/25/2036		237	162
Structured Asset Mortgage Investments Trust
0.643% due 05/25/2036		724	559
0.653% due 05/25/2036		880	648
0.713% due 02/25/2036 ^		997	765
Thornburg Mortgage Securities Trust
4.223% due 07/25/2036		65	63
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045		62	57
0.723% due 10/25/2045		183	169
2.193% due 11/25/2036 ^		938	815
2.431% due 10/25/2035		3,006	2,878
2.562% due 09/25/2033		25	25
Wells Fargo Mortgage-Backed Securities Trust
2.681% due 12/25/2033		77	76
2.754% due 11/25/2034		199	198
2.761% due 10/25/2035		165	165
2.765% due 04/25/2036 ^		790	770

Total Non-Agency Mortgage-Backed Securities (Cost $30,270)			29,777

ASSET-BACKED SECURITIES 4.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.427% due 08/15/2033		166	150
Citigroup Mortgage Loan Trust, Inc.
0.513% due 01/25/2037		510	308
0.573% due 05/25/2037		187	184

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.663% due 05/25/2037		$1,100	$658
0.803% due 06/25/2036		6,160	4,479
Countrywide Asset-Backed Certificates Trust
1.076% due 10/25/2035		3,200	2,776
First Franklin Mortgage Loan Trust
1.213% due 06/25/2036		4,400	3,095
Four Corners CLO Ltd.
0.889% due 01/26/2020		211	209
Fremont Home Loan Trust
0.583% due 10/25/2036		6,164	2,887
0.673% due 10/25/2036		3,388	1,617
GCAT LLC
4.250% due 10/25/2019		744	744
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021		396	394
GSAMP Trust
0.593% due 05/25/2046		226	202
JPMorgan Mortgage Acquisition Corp.
0.823% due 05/25/2035		2,400	1,727
Long Beach Mortgage Loan Trust
0.733% due 01/25/2036		2,300	1,323
MASTR Asset-Backed Securities Trust
0.673% due 06/25/2036		358	185
0.813% due 01/25/2036		5,000	3,778
Morgan Stanley ABS Capital, Inc. Trust
0.503% due 10/25/2036		201	105
0.543% due 10/25/2036		28	17
0.563% due 10/25/2036		1,874	1,421
0.583% due 06/25/2036		2,341	1,443
Morgan Stanley Mortgage Loan Trust
0.663% due 02/25/2037		309	165
5.726% due 10/25/2036 ^		317	176
OneMain Financial Issuance Trust
2.430% due 06/18/2024		3,000	2,993
2.470% due 09/18/2024		1,600	1,596
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.933% due 07/25/2035		300	297
Residential Asset Securities Corp. Trust
0.683% due 11/25/2036		4,516	2,530
Saxon Asset Securities Trust
1.231% due 03/25/2035 ^		303	273
4.034% due 06/25/2033		32	33
Securitized Asset-Backed Receivables LLC Trust
0.993% due 08/25/2035		76	76
Soundview Home Loan Trust
0.493% due 11/25/2036		167	54
0.713% due 05/25/2036		500	392
Structured Asset Investment Loan Trust
1.153% due 10/25/2035		4,300	3,278
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035		60	57
Wood Street CLO BV
0.117% due 03/29/2021	EUR	8	9

Total Asset-Backed Securities (Cost $40,303)			39,631

SOVEREIGN ISSUES 16.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		250	268
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,100	1,255
4.900% due 09/15/2021		700	774
Autonomous Community of Madrid
4.125% due 05/21/2024		6,600	9,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Autonomous Community of Valencia
4.900% due 03/17/2020	EUR	2,200	$2,868
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (e)	BRL	22,900	6,162
0.000% due 10/01/2016 (e)		117,600	30,605
0.000% due 01/01/2017 (e)		47,600	12,006
Colombian TES
3.000% due 03/25/2033 (f)	COP	273,844	78
France Government International Bond
0.250% due 07/25/2018 (f)	EUR	102	121
2.250% due 07/25/2020		13,822	18,093
Mexico Government International Bond
4.000% due 11/15/2040 (f)	MXN	71,069	4,361
4.000% due 11/08/2046 (f)		14,023	860
4.500% due 11/22/2035 (f)		15,451	1,017
4.750% due 06/14/2018		12,795	745
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,790	10,299
3.000% due 09/20/2030 (f)		205	158
Republic of Germany
0.750% due 04/15/2018 (f)	EUR	314	371
1.750% due 04/15/2020		7,013	8,884
Republic of Greece Government International Bond
3.000% due 02/24/2023		50	41
3.000% due 02/24/2024		50	41
3.000% due 02/24/2025		50	40
3.000% due 02/24/2026		50	39
3.000% due 02/24/2027		50	38
3.000% due 02/24/2028		50	37
3.000% due 02/24/2029		50	36
3.000% due 02/24/2030		50	36
3.000% due 02/24/2031		50	35
3.000% due 02/24/2032		50	34
3.000% due 02/24/2033		50	34
3.000% due 02/24/2034		50	33
3.000% due 02/24/2035		50	33
3.000% due 02/24/2036		50	32
3.000% due 02/24/2037		50	32
3.000% due 02/24/2038		50	32
3.000% due 02/24/2039		50	32
3.000% due 02/24/2040		50	32
3.000% due 02/24/2041		50	32
3.000% due 02/24/2042		50	32
4.750% due 04/17/2019		500	508
5.000% due 08/22/2016	JPY	30,200	252
Slovenia Government International Bond
4.750% due 05/10/2018		$7,700	8,153
5.250% due 02/18/2024		14,200	15,939
5.500% due 10/26/2022		12,800	14,503
5.850% due 05/10/2023		6,000	6,931
United Kingdom Gilt
0.125% due 03/22/2024 (f)	GBP	43	68
0.125% due 03/22/2044 (f)		352	672
0.125% due 03/22/2046 (f)		1,787	3,470
0.375% due 03/22/2062 (f)		933	2,458

Total Sovereign Issues (Cost $158,727)			161,604

		SHARES
COMMON STOCKS 1.6%

CONSUMER DISCRETIONARY 0.3%
Carmike Cinemas, Inc. (c)		135	4
Hilton Worldwide Holdings, Inc.		87,605	1,973
Tumi Holdings, Inc. (c)		24,813	665

			2,642

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	SHARES	MARKET VALUE (000S)
ENERGY 0.1%
Columbia Pipeline Group, Inc.	38,610	$969

FINANCIALS 0.7%
Bank of America Corp.	49,860	674
Citigroup, Inc.	15,493	647
Fidelity & Guaranty Life	36,910	969
Fifth Third Bancorp	40,644	678
JPMorgan Chase & Co.	12,728	754
M&T Bank Corp.	6,588	731
PNC Financial Services Group, Inc.	8,818	746
U.S. Bancorp	19,186	779
Wells Fargo & Co.	15,206	735

		6,713

HEALTH CARE 0.2%
Affymetrix, Inc. (c)	75,200	1,053
Alere, Inc. (c)	19,182	971

		2,024

INFORMATION TECHNOLOGY 0.2%
Atmel Corp.	119,570	971
Newport Corp. (c)	40,520	932

		1,903

MATERIALS 0.1%
Airgas, Inc.	6,838	968

UTILITIES 0.0%
Questar Corp.	4,257	106

Total Common Stocks (Cost $15,816)		15,325

EXCHANGE-TRADED FUNDS 1.8%
Vanguard FTSE Emerging Markets ETF	158,334	5,475
Vanguard REIT ETF	143,050	11,988

Total Exchange-Traded Funds (Cost $16,831)		17,463

REAL ESTATE INVESTMENT TRUSTS 7.9%

FINANCIALS 7.9%
Alexandria Real Estate Equities, Inc.	17,465	1,587

	SHARES	MARKET VALUE (000S)
American Campus Communities, Inc.	33,130	$1,560
American Tower Corp.	23,021	2,357
Apartment Investment & Management Co. ‘A’	38,315	1,602
AvalonBay Communities, Inc.	22,680	4,314
Boston Properties, Inc.	24,357	3,095
Camden Property Trust	39,795	3,346
Colony Starwood Homes	23,372	578
CubeSmart	66,963	2,230
DCT Industrial Trust, Inc.	19,546	771
DiamondRock Hospitality Co.	119,024	1,205
Digital Realty Trust, Inc.	21,664	1,917
Douglas Emmett, Inc.	36,860	1,110
EastGroup Properties, Inc.	24,832	1,499
EPR Properties	22,957	1,529
Equinix, Inc.	4,869	1,610
Equity Commonwealth (c)	27,448	775
Equity Residential	67,510	5,065
Essex Property Trust, Inc.	17,058	3,989
General Growth Properties, Inc.	78,329	2,329
Healthcare Realty Trust, Inc.	36,812	1,137
Healthcare Trust of America, Inc. ‘A’	39,530	1,163
Kilroy Realty Corp.	19,157	1,185
LaSalle Hotel Properties	44,876	1,136
Mid-America Apartment Communities, Inc.	13,331	1,363
New York REIT, Inc.	57,288	579
Omega Healthcare Investors, Inc.	25,473	899
Pennsylvania Real Estate Investment Trust	72,894	1,593
Physicians Realty Trust	63,602	1,182
ProLogis, Inc. (l)	85,151	3,762
Public Storage	5,645	1,557
Ryman Hospitality Properties, Inc.	14,657	755
Simon Property Group, Inc. (l)	26,341	5,471
SL Green Realty Corp.	16,280	1,577
Sovran Self Storage, Inc.	20,180	2,380
Spirit Realty Capital, Inc.	103,204	1,161
Sun Communities, Inc.	34,224	2,451
UDR, Inc. (l)	61,212	2,359
Welltower, Inc.	40,207	2,788

Total Real Estate Investment Trusts (Cost $73,662)		76,966

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.5%

REPURCHASE AGREEMENTS (i) 4.0%
		$39,350

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.5%
0.251% due 04/07/2016 - 04/28/2016 (d)(e)(o)†	$14,692	14,691

Total Short-Term Instruments (Cost $54,040)		54,041

Total Investments in Securities (Cost $1,143,618)		1,160,345

	SHARES
INVESTMENTS IN AFFILIATES 14.0%

MUTUAL FUNDS (h) 10.9%
PIMCO Emerging Markets Currency Fund	12,186,541	106,632

Total Mutual Funds (Cost $124,704)		106,632

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	3,057,947	30,216

Total Short-Term Instruments (Cost $30,216)		30,216

Total Investments in Affiliates (Cost $154,920)		136,848

Total Investments 133.2% (Cost $1,298,538)		$1,297,193

Financial Derivative Instruments (k)(n) 0.9% (Cost or Premiums, net $96)		9,173

Other Assets and Liabilities, net (34.1%)		(332,564)

Net Assets 100.0%		$973,802

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	79

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.460% †	03/31/2016	04/01/2016	$17,300	U.S. Treasury Notes 1.750% due 09/30/2022	$(17,852)	$17,300	$17,300
NOM	0.480 †	03/31/2016	04/01/2016	21,600	U.S. Treasury Notes 2.125% due 05/15/2025	(22,112)	21,600	21,601
SSB	0.010 †	03/31/2016	04/01/2016	400	U.S. Treasury Notes 3.750% due 11/15/2018	(463)	450	450

Total Repurchase Agreements						$(40,427)	$39,350	$39,351

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(0.100)%	03/29/2016	04/05/2016	$(392)	$(392)
	0.450	10/07/2015	04/07/2016	(27,273)	(27,333)
	0.600	03/30/2016	04/06/2016	(3,350)	(3,351)
	0.620	01/12/2016	04/12/2016	(3,746)	(3,751)
BSN	0.550	01/19/2016	04/15/2016	(30,355)	(30,389)
	0.550	03/08/2016	04/15/2016	(7,289)	(7,291)
	0.600	02/09/2016	04/11/2016	(55,140)	(55,187)
	0.600	03/15/2016	04/04/2016	(1,759)	(1,760)
	0.610	03/04/2016	04/12/2016	(10,168)	(10,172)
GRE	0.050	03/30/2016	04/04/2016	(2,531)	(2,532)
	0.630	03/31/2016	04/07/2016	(5,885)	(5,885)
	0.660	02/16/2016	04/18/2016	(13,975)	(13,987)
	0.660	02/23/2016	04/22/2016	(3,296)	(3,298)
	0.660	02/24/2016	04/22/2016	(5,050)	(5,053)
	0.670	02/26/2016	04/18/2016	(20,350)	(20,363)
	0.690	03/02/2016	04/04/2016	(4,418)	(4,421)
JPS	0.130	03/07/2016	04/15/2016	(956)	(956)
	0.130	03/08/2016	04/15/2016	(2,515)	(2,515)
	0.500	02/25/2016	04/15/2016	(3,856)	(3,858)
	0.720	01/08/2016	07/08/2016	(12,981)	(13,003)
RDR	0.460	02/04/2016	04/19/2016	(43,394)	(43,426)
	0.470	03/28/2016	04/20/2016	(5,827)	(5,827)
SGY	0.000	03/30/2016	04/04/2016	(4,132)	(4,132)
	0.300	03/30/2016	04/06/2016	(1,193)	(1,193)

Total Reverse Repurchase Agreements					$(270,075)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
NOM	0.660%	03/11/2016	04/11/2016	$(695)	$(695)

Total Sale-Buyback Transactions					$(695)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(295,974) at a weighted average interest rate of 0.357%.

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $276,862 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
PIMCO Inflation Response Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(34,827)	$0	$(34,827)	$34,940	$113
BSN	0	(104,799)	0	(104,799)	105,067	268
GRE	0	(55,539)	0	(55,539)	55,683	144
JPS	0	(20,332)	0	(20,332)	19,593	(739)
RDR	0	(49,253)	0	(49,253)	49,332	79
SGY	0	(5,325)	0	(5,325)	5,331	6
SSB	250	0	0	250	(256)	(6)

Master Securities Forward Transaction Agreement
NOM	0	0	(695)	(695)	702	7

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
MBC	17,300	0	0	17,300	(17,852)	(552)
NOM	21,601	0	0	21,601	(22,112)	(511)
SSB	200	0	0	200	(207)	(7)

Total Borrowings and Other Financing Transactions	$39,351	$(270,075)	$(695)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(257,072)	$0	$(13,003)	$(270,075)

Total	$0	$(257,072)	$0	$(13,003)	$(270,075)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(695)	0	0	(695)

Total	$0	$(695)	$0	$0	$(695)

Total Borrowings	$0	$(257,767)	$0	$(13,003)	$(270,770)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(270,770)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude December Futures †	$56.000	11/15/2017	153	$521	$548
Call - NYMEX Crude December Futures †	57.000	11/15/2017	79	261	262
Call - NYMEX Crude September Futures †	58.000	08/17/2017	197	580	510
Call - NYMEX Crude September Futures †	60.000	08/17/2017	79	182	175
Call - NYMEX Crude September Futures †	62.000	08/17/2017	236	505	448

				$2,049	$1,943

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	81

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$215.000	05/20/2016	153	$2	$0
Call - CBOT U.S. Treasury 10-Year Note June Futures	150.000	05/20/2016	127	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June Futures	125.000	05/20/2016	16	0	1

				$3	$1

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,045.000	06/17/2016	22	$101	$127
Call - OSE Nikkei 225 Index	17,875.000	05/13/2016	79	102	61

				$203	$188

Total Purchased Options				$2,255	$2,132

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude December Futures †	$53.000	11/16/2016	153	$(306)	$(294)
Call - NYMEX Crude December Futures †	54.000	11/16/2016	79	(160)	(136)
Call - NYMEX Crude September Futures †	53.000	08/17/2016	79	(95)	(72)
Call - NYMEX Crude September Futures †	55.000	08/17/2016	433	(515)	(294)
Put - NYMEX Natural Gas August Futures †	1.900	07/26/2016	59	(83)	(46)
Put - NYMEX Natural Gas December Futures †	2.100	11/25/2016	65	(76)	(39)
Put - NYMEX Natural Gas December Futures †	2.200	11/25/2016	89	(123)	(74)
Put - NYMEX Natural Gas December Futures †	2.250	11/25/2016	368	(445)	(356)
Put - NYMEX Natural Gas December Futures †	2.350	11/25/2016	411	(538)	(524)
Put - NYMEX Natural Gas May Futures †	1.700	04/26/2016	98	(29)	(21)
Put - NYMEX Natural Gas May Futures †	1.750	04/26/2016	59	(20)	(18)
Call - NYMEX Natural Gas May Futures †	2.200	04/26/2016	78	(36)	(17)
Call - NYMEX Natural Gas May Futures †	2.250	04/26/2016	59	(21)	(9)
Put - NYMEX Natural Gas October Futures †	0.450	09/27/2016	22	(13)	(39)

				$(2,460)	$(1,939)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Volatility S&P 500 Index	17.000	06/15/2016	233	$(26)	$(36)
Put - CBOE Volatility S&P 500 Index	20.000	06/15/2016	440	(113)	(158)
Call - EUREX EURO STOXX 50 Index	3,200.000	05/20/2016	74	(14)	(10)
Put - OSE Nikkei 225 Index	15,625.000	05/13/2016	79	(112)	(96)

				$(265)	$(300)

Total Written Options				$(2,725)	$(2,239)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	69	$(15)	$1	$0
90-Day Eurodollar December Futures	Short	12/2017	69	27	0	(7)
Aluminum July Futures †	Short	07/2016	158	(159)	0	0
Arabica Coffee December Futures †	Long	12/2016	182	85	38	0
Arabica Coffee May Futures †	Short	05/2016	182	(64)	0	(31)
Arabica Coffee September Futures †	Short	09/2016	39	(2)	0	(8)
Brent Crude August Futures †	Long	06/2016	24	(10)	6	0
Brent Crude December Futures †	Long	10/2016	1,088	1,915	248	0
Brent Crude December Futures †	Long	10/2017	976	843	203	0
Brent Crude December Futures †	Short	10/2018	168	(4)	0	(35)
Brent Crude July Futures †	Long	05/2016	432	1,654	108	0

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude June Futures †	Short	04/2016	1,169	$(2,388)	$0	$(327)
Brent Crude June Futures †	Short	04/2017	335	(146)	0	(75)
Brent Crude June Futures †	Short	04/2018	270	(1,343)	0	(57)
Brent Crude March Futures †	Short	01/2018	33	(204)	0	(7)
Brent Crude September Futures †	Long	07/2016	279	337	67	0
Brent Crude September Futures †	Short	07/2017	693	(2,801)	0	(132)
Brent Dubai Swap April Futures †	Short	04/2016	26	17	0	(1)
Brent Dubai Swap June Futures †	Short	06/2016	26	14	0	0
Brent Dubai Swap May Futures †	Short	05/2016	26	18	1	0
Call Options Strike @ USD 45.000 on Brent Crude June Futures †	Short	04/2016	58	14	2	0
Call Options Strike @ USD 46.000 on Brent Crude June Futures †	Short	04/2016	18	4	1	0
Chicago Ethanol (Platts) December Futures †	Long	12/2016	176	(261)	0	(148)
Chicago Ethanol (Platts) May Futures †	Long	05/2016	6	8	0	(7)
Cocoa December Futures †	Long	12/2016	293	(77)	0	(93)
Cocoa July Futures †	Short	07/2016	293	68	88	0
Cocoa March Futures †	Long	03/2017	357	(543)	0	(79)
Cocoa May Futures †	Short	05/2016	123	(184)	35	0
Cocoa September Futures †	Short	09/2016	63	(41)	14	(2)
Copper July Futures †	Long	07/2016	49	(123)	0	0
Copper May Futures †	Short	05/2016	75	(25)	13	0
Corn December Futures †	Short	12/2016	399	284	304	0
Corn July Futures †	Short	07/2016	243	270	191	0
Corn May Futures †	Short	05/2016	13	10	10	0
Cotton No. 2 December Futures †	Short	12/2016	8	(3)	0	(3)
Cotton No. 2 March Futures †	Long	03/2017	8	3	3	0
E-mini S&P 500 Index June Futures	Short	06/2016	380	(360)	75	0
Euro STOXX 50 June Futures	Long	06/2016	175	(99)	82	(74)
Euro-Bobl June Futures	Short	06/2016	141	0	2	(2)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	51	(123)	1	(15)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	96	63	29	(7)
Euro-Mill Wheat December Futures †	Long	12/2016	112	(24)	0	(30)
Gas Oil December Futures †	Long	12/2016	81	(85)	24	0
Gas Oil December Futures †	Long	12/2017	363	46	117	0
Gas Oil July Futures †	Short	07/2016	72	39	0	(23)
Gas Oil June Futures †	Short	06/2017	303	192	0	(90)
Gas Oil June Futures †	Short	06/2018	141	(132)	0	(45)
Gold 100 oz. August Futures †	Long	08/2016	17	(27)	12	0
Gold 100 oz. June Futures †	Long	06/2016	96	95	67	0
Hard Red Spring Wheat May Futures †	Long	05/2016	169	242	120	0
Hard Red Winter Wheat July Futures †	Long	07/2016	124	(75)	62	0
Hard Red Winter Wheat May Futures †	Long	05/2016	98	110	51	0
Henry Hub Natural Gas April Futures †	Long	03/2017	930	121	0	(130)
Henry Hub Natural Gas April Futures †	Long	03/2018	390	73	0	(29)
Henry Hub Natural Gas March Futures †	Short	02/2017	961	(162)	171	0
Henry Hub Natural Gas March Futures †	Short	02/2018	403	(82)	40	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2017	1,572	122	0	(220)
Henry Hub Natural Gas Swap April Futures †	Long	03/2018	360	40	0	(27)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	7	3	0	(1)
Henry Hub Natural Gas Swap January Futures †	Long	12/2016	32	2	0	(6)
Henry Hub Natural Gas Swap March Futures †	Short	02/2017	1,572	(170)	279	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2018	180	152	0	(18)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	8	(2)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Short	09/2016	32	14	6	0
Henry Hub Natural Gas Swap October Futures †	Short	09/2017	540	(191)	62	0
Lead July Futures †	Long	07/2016	44	(79)	0	0
Lean Hogs June Futures †	Short	06/2016	238	201	67	0
Lean Hogs October Futures †	Long	10/2016	238	(52)	0	(33)
Live Cattle August Futures †	Long	08/2016	346	84	152	0
Live Cattle December Futures †	Short	12/2016	33	(3)	0	(19)
Live Cattle February Futures †	Long	02/2017	33	5	21	0
Live Cattle June Futures †	Short	06/2016	346	393	0	(132)
LLS (Argus) versus WTI Spread Calendar Swap April Futures †	Long	04/2016	121	18	24	0
LLS (Argus) versus WTI Spread Calendar Swap August Futures †	Long	08/2016	53	(9)	3	0
LLS (Argus) versus WTI Spread Calendar Swap December Futures †	Long	12/2016	53	(12)	8	0
LLS (Argus) versus WTI Spread Calendar Swap July Futures †	Long	07/2016	53	(6)	5	0
LLS (Argus) versus WTI Spread Calendar Swap June Futures †	Long	06/2016	121	0	17	0
LLS (Argus) versus WTI Spread Calendar Swap May Futures †	Long	05/2016	121	6	23	0
LLS (Argus) versus WTI Spread Calendar Swap November Futures †	Long	11/2016	53	(12)	8	0
LLS (Argus) versus WTI Spread Calendar Swap October Futures †	Long	10/2016	53	(12)	8	0
LLS (Argus) versus WTI Spread Calendar Swap September Futures †	Long	09/2016	53	(11)	3	0
Mini MSCI Emerging Markets Index June Futures	Long	06/2016	119	166	0	(4)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	83

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mont Belvieu Ethane 5 Decimal (OPIS) Swap April Futures †	Short	04/2017	10	$9	$3	$0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap August Futures †	Short	08/2017	10	4	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap December Futures †	Short	12/2017	10	(4)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap Febuary Futures †	Short	02/2017	10	9	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap January Futures †	Short	01/2017	10	9	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap July Futures †	Short	07/2017	10	6	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap June Futures †	Short	06/2017	10	7	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap March Futures †	Short	03/2017	10	8	4	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap May Futures †	Short	05/2017	10	8	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap November Futures †	Short	11/2017	10	(2)	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap October Futures †	Short	10/2017	10	0	3	0
Mont Belvieu Ethane 5 Decimal (OPIS) Swap September Futures †	Short	09/2017	10	2	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	Long	04/2017	10	(9)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	Long	08/2017	10	(4)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	Long	12/2017	10	8	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap Febuary Futures †	Long	02/2017	10	10	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures †	Long	01/2017	10	12	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	Long	07/2017	10	(6)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	Long	06/2017	10	(8)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	Long	03/2017	10	(2)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	Long	05/2017	10	(9)	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	Long	11/2017	10	5	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	Long	10/2017	10	2	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	Long	09/2017	10	0	1	0
Natural Gas April Futures †	Long	03/2017	1,174	(335)	0	(658)
Natural Gas April Futures †	Long	03/2018	133	161	0	(40)
Natural Gas December Futures †	Short	11/2016	135	(25)	100	0
Natural Gas January Futures †	Short	12/2016	152	25	112	0
Natural Gas July Futures †	Short	06/2016	57	4	40	0
Natural Gas June Futures †	Long	05/2016	481	266	0	(269)
Natural Gas March Futures †	Short	02/2017	1,008	(428)	716	0
Natural Gas March Futures †	Short	02/2018	22	(44)	9	0
Natural Gas October Futures †	Short	09/2016	436	(52)	330	0
Natural Gas October Futures †	Short	09/2017	111	(107)	51	0
New York Harbor ULSD July Futures †	Short	06/2016	50	51	0	(25)
Nickel July Futures †	Long	07/2016	35	(41)	0	0
Platinum July Futures †	Long	07/2016	472	633	267	0
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	626	13	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	626	(67)	0	(3)
Put Options Strike @ USD 35.000 on Brent Crude June Futures †	Short	04/2016	58	3	5	0
Put Options Strike @ USD 36.000 on Brent Crude June Futures †	Short	04/2016	18	1	2	0
RBOB Gasoline April Futures †	Short	03/2017	76	(422)	6	0
RBOB Gasoline August Futures †	Short	07/2016	334	(2,589)	198	0
RBOB Gasoline July Futures †	Short	06/2016	128	83	86	0
RBOB Gasoline June Futures †	Short	05/2016	126	342	93	0
RBOB Gasoline March Futures †	Long	02/2017	76	417	0	(4)
RBOB Gasoline May Futures †	Long	04/2016	398	(618)	0	(323)
RBOB Gasoline September Futures †	Short	09/2016	3	1	2	0
Silver July Futures †	Short	07/2016	18	(36)	0	(23)
Soybean July Futures †	Short	07/2016	1	(3)	0	0
Soybean May Futures †	Long	05/2017	26	(1)	2	0
Soybean November Futures †	Short	11/2016	26	2	0	(2)
Soybean Oil December Futures †	Long	12/2016	28	88	7	0
Soybean Oil July Futures †	Short	07/2016	14	(7)	0	(4)
Soybean Oil May Futures †	Short	05/2016	14	(25)	0	(4)
Sugar No. 11 July Futures †	Long	06/2016	9	(7)	0	(5)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	122	144	46	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	56	50	0	(54)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	16	(9)	17	0
Wheat December Futures †	Short	12/2016	41	(2)	0	(16)
Wheat July Futures †	Short	07/2016	215	18	0	(99)
Wheat May Futures †	Short	05/2016	267	(122)	0	(127)
White Sugar August Futures †	Long	07/2016	76	249	0	(32)
WTI Crude August Futures †	Short	07/2016	26	0	0	(4)
WTI Crude December Futures †	Short	11/2016	592	(1,092)	0	(71)
WTI Crude December Futures †	Short	11/2017	1,495	(1,777)	0	(239)
WTI Crude July Futures †	Short	06/2016	2	1	0	0
WTI Crude June Futures †	Long	05/2017	596	541	60	0
WTI Crude June Futures †	Short	05/2018	438	836	0	(83)

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Crude March Futures †	Long	02/2017	302	$(1,022)	$30	$0
WTI Crude March Futures †	Long	02/2018	847	(1,039)	144	0
WTI Crude September Futures †	Short	08/2016	212	(459)	0	(34)
WTI Crude September Futures †	Long	08/2017	1,095	2,730	142	0
Zinc July Futures †	Long	07/2016	22	(5)	0	0

Total Futures Contracts				$(5,983)	$5,389	$(4,038)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	12/20/2020	$94,800	$(506)	$(646)	$5	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	1.500%	12/17/2020	CAD	9,000	$(187)	$(36)	$10	$0
Pay	3-Month CAD-Bank Bill *	2.200	06/16/2026		8,700	423	53	0	(31)
Receive	3-Month USD-LIBOR †	0.680	09/14/2016	$	4,100	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		15,300	(680)	(307)	0	(26)
Pay	3-Month USD-LIBOR *	2.000	06/15/2021		2,800	104	33	5	0
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		11,200	(465)	(432)	0	(23)
Receive	3-Month USD-LIBOR	2.225	09/16/2025		2,000	(109)	(109)	0	(7)
Receive	3-Month USD-LIBOR	2.350	10/02/2025		8,400	(625)	(571)	0	(30)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		195,900	(6,168)	(5,627)	0	(401)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		21,500	(335)	(266)	0	(42)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		13,250	(141)	(91)	0	(26)
Receive	3-Month USD-LIBOR *†	2.250	06/15/2026		49,200	(2,581)	(1,405)	0	(183)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		1,200	(98)	10	0	(8)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		1,200	90	34	8	0
Receive	6-Month AUD-BBR-BBSW	3.000	12/17/2020	AUD	5,300	(129)	(30)	0	(17)
Pay	6-Month AUD-BBR-BBSW *	2.750	06/17/2026		5,200	42	46	31	0
Receive	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	470	3	(2)	0	0
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		470	6	6	0	(1)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	4,800	(17)	(60)	0	(9)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		11,330	(368)	(177)	0	(76)
Pay	6-Month JPY-LIBOR	0.250	09/18/2020	JPY	441,300	60	7	0	(2)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026		397,400	(50)	(10)	11	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	MXN	16,000	9	7	2	0
Pay	28-Day MXN-TIIE	5.910	11/25/2022		21,900	19	20	2	0

						$(11,204)	$(8,914)	$69	$(882)

Total Swap Agreements						$(11,710)	$(9,560)	$74	$(882)

*	The security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(l)	Securities with an aggregate market value of $6,678 have been pledged as collateral as of March 31, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	85

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(m)	Securities with an aggregate market value of $37,413 and cash of $4,567 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Inflation Response Multi-Asset Fund (5)	$189	$255	$93	$537	$(300)	$(166)	$(870)	$(1,336)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary) (5)	1,943	5,136	0	7,079	(1,939)	(3,877)	(12)	(5,828)

Total Exchange-Traded or Centrally Cleared	$2,132	$5,391	$93	$7,616	$(2,239)	$(4,043)	$(882)	$(7,164)

(4)	Unsettled variation margin asset of $2 and liability of $(5) for closed futures and unsettled variation margin asset of $19 for closed swap agreements is outstanding at period end.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
AZD	05/2016			INR	120,944	$		1,730	$0	$(83)
	05/2016		$		385		IDR	5,305,694	17	0
	05/2016				4,357		TWD	145,567	172	0

BOA	04/2016				1,555		EUR	1,411	51	0
	04/2016				10,181		NZD	14,702	0	(19)
	05/2016			INR	154,456	$		2,213	0	(102)
	05/2016			NZD	14,702			10,165	19	0
	05/2016		$		6,973		INR	474,881	145	0
	05/2016				1,001		TWD	33,488	41	0
	10/2016			BRL	5,100	$		1,294	0	(52)
	01/2017			CNH	6,923			1,003	0	(52)

BPS	04/2016			BRL	7,355			2,067	21	0
	04/2016		$		1,961		BRL	7,355	84	0
	05/2016				1,745		MYR	7,594	214	0
	10/2016			BRL	3,100	$		747	0	(71)
	01/2017				6,300			1,451	0	(172)

BRC	05/2016			MXN	121,990			6,844	0	(187)
	05/2016		$		268		MXN	4,621	0	(1)

CBK	04/2016			BRL	3,458	$		972	10	0
	04/2016			CAD	6,019			4,352	0	(283)
	04/2016			CZK	42,181			1,737	0	(38)
	04/2016			EUR	5,200			5,755	0	(163)
	04/2016		$		953		BRL	3,458	9	0
	04/2016				4,568		CAD	6,019	66	0
	04/2016				725		CLP	530,499	67	0
	04/2016				12,343		EUR	10,999	173	0
	05/2016			CAD	6,019	$		4,569	0	(66)
	05/2016			EUR	7,913			9,011	0	(1)
	05/2016	†		GBP	1,199			1,725	2	0
	05/2016			MXN	83,635			4,750	0	(71)
	05/2016	†	$		1,086		EUR	957	4	0
	05/2016				778		ILS	3,026	28	0
	05/2016				1,788		INR	123,781	67	0
	05/2016				473		KRW	570,438	24	0
	05/2016				2,164		PLN	8,417	90	0
	05/2016				4,014		SGD	5,616	152	0
	05/2016				1,973		TRY	5,879	86	0
	06/2016				181		COP	562,895	5	0
	06/2016				452		PEN	1,610	30	0
	10/2016			BRL	2,400	$		581	0	(52)

DUB	05/2016		$		3,928		RUB	283,613	244	0
	05/2016				3,656		THB	130,243	41	0
	01/2017			BRL	7,800	$		1,803	0	(206)
	04/2017			DKK	4,190			634	0	(15)

FBF	05/2016		$		1		KRW	1,206	0	0

GLM	04/2016			BRL	185,956	$		52,251	534	0
	04/2016		$		46,482		BRL	185,956	5,236	0

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	04/2016		$		6,953		EUR	6,305	$222	$0
	04/2016				10,630		GBP	7,478	110	0
	05/2016			GBP	5,956	$		8,506	0	(49)
	05/2016		$		2,137		HUF	627,446	136	0
	05/2016				4,481		KRW	5,404,534	231	0
	10/2016			BRL	59,900	$		14,938	0	(875)
	01/2017				17,300			4,047	0	(409)

HUS	04/2016				14,231			3,950	0	(8)
	04/2016		$		3,999		BRL	14,231	0	(41)
	04/2016				1,296		JPY	145,812	0	0
	05/2016			HKD	52,026	$		6,678	0	(31)
	05/2016			JPY	145,812			1,296	0	0
	05/2016		$		3,921		BRL	14,231	6	0
	05/2016				1,145		HUF	323,898	28	0
	05/2016				92		TWD	3,103	5	0
	07/2016			BRL	2,200	$		588	0	(9)

JPM	04/2016				188,677			58,460	5,986	0
	04/2016			EUR	1,317			1,477	0	(21)
	04/2016		$		52,998		BRL	188,677	8	(533)
	04/2016				3,833		EUR	3,527	180	0
	05/2016			AUD	1,392	$		985	0	(81)
	05/2016	†		EUR	42			47	0	0
	05/2016			INR	329,085			4,723	0	(209)
	05/2016			KRW	5,044,491			4,192	0	(205)
	05/2016		$		1,066		KRW	1,283,305	53	0
	05/2016				1,390		TWD	46,458	55	0
	07/2016			BRL	20,700	$		5,530	0	(84)
	10/2016				47,100			11,218	0	(1,216)
	01/2017				16,200			3,811	0	(363)
	01/2017			CNH	8,720			1,257	0	(72)
	01/2017		$		4,398		CNH	30,105	191	0

MSB	04/2016			BRL	2,942	$		827	8	0
	04/2016			EUR	55,080			60,442	0	(2,233)
	04/2016		$		740		BRL	2,943	79	0
	04/2016				4,928		EUR	4,347	18	0

NAB	04/2016			JPY	145,812	$		1,303	8	0

SCX	04/2016			GBP	7,478			10,408	0	(332)
	04/2016			NZD	14,702			9,693	0	(469)
	05/2016			CNH	17,442			2,660	0	(33)
	05/2016	†	$		4,325		CAD	6,033	321	0
	05/2016				466		TWD	15,592	19	0
	05/2016				1,080		ZAR	16,715	43	0
	10/2016			CNH	17,263	$		2,644	0	0
	01/2017				26,726			3,888	0	(187)

SOG	05/2016				41,732			6,363	0	(80)
	05/2016			RUB	147,067			2,129	0	(34)

UAG	04/2016		$		37,727		EUR	33,691	610	0
	05/2016			EUR	33,691	$		37,760	0	(611)
	05/2016			TWD	104,954			3,136	0	(130)
	05/2016		$		1,993		KRW	2,401,166	100	0
	05/2016				712		PHP	34,204	30	0
	05/2016				2,008		PLN	7,998	134	0

Total Forward Foreign Currency Contracts									$16,213	$(9,949)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC S&P 500 Index U&I @ 1,957.950	10Y USD CMS 2.643	11/18/2016	$	9	$224	$11

JPM	Put - OTC EURO STOXX 50 Index D&I @ 3,378.790	EURUSD 1.020	11/18/2016	EUR	5	222	51

						$446	$62

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	87

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$	160,700	$55	$1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/11/2016		211,200	34	1

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018		7,900	539	468

FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016		11,600	85	12

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016		37,900	30	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016		116,100	36	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		283,700	92	11

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		37,400	34	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016		163,300	172	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016		46,800	84	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		257,200	89	10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		5,300	488	424
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018		1,600	160	131
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018		1,600	168	135
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019		4,500	424	406

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016		97,800	83	0

								$2,573	$1,621

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Copper June Futures †	$	4,200.000	06/01/2016	$1	$167	$30

Total Purchased Options						$3,186	$1,713

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	1,100	$(2)	$0

BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		2,100	(2)	(3)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		1,100	(1)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		1,100	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		1,100	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,100	(4)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	5,700	(9)	(6)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		5,700	(10)	(10)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$	1,100	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		2,100	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,000	(5)	0

FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		1,100	(1)	(2)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		2,200	(3)	(7)

							$(47)	$(31)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR 4,370	$(20)	$(7)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(2)	$(1)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	900	(1)	0

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	2,200	(100)	(27)

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$700	$(5)	$0
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	5,400	0	39
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	0	14
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	(75)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	(41)

						$(248)	$(91)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$	39,500	$(556)	$(486)

FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016		64,600	(116)	(163)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016		64,600	(79)	(32)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016		9,100	(36)	(64)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016		11,600	(92)	(192)

MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016		10,800	(45)	(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		24,600	(488)	(392)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018		7,500	(161)	(125)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018		7,500	(169)	(129)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019		21,300	(427)	(401)

								$(2,169)	$(2,057)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Copper June Futures †	$	4,200.000	06/01/2016	$1	$(22)	$(30)
	Call - OTC Platgold Spread June Future †		220.000	05/31/2016	2	(16)	(23)
	Put - OTC Platgold Spread June Future †		320.000	05/31/2016	2	(15)	(12)
	Call - OTC Platgold Spread June Future †		210.000	06/24/2016	190	(25)	(26)
	Put - OTC Platgold Spread June Future †		310.000	06/24/2016	190	(25)	(23)

						$(103)	$(114)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	2.338	05/03/2016	$	3,310	$(13)	$0
	Call - OTC SPGCENP Index †	2.883	05/17/2016		1,830	(8)	0
	Call - OTC SPGCICP Index †	0.835	05/03/2016		14,100	(55)	0
	Call - OTC SPGCICP Index †	0.893	05/17/2016		6,910	(28)	0
	Call - OTC SPGCICP Index †	0.913	06/17/2016		4,100	(17)	0
	Call - OTC SPGCNGP Index †	2.481	05/03/2016		3,500	(7)	0
	Call - OTC SPGCNGP Index †	1.587	05/17/2016		4,440	(7)	0

MYI	Call - OTC IBOV Index	55,000.000	04/13/2016	BRL	0	(20)	(3)

						$(155)	$(3)

Total Written Options						$(2,742)	$(2,303)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	1,106	$119,192	EUR	26,739	GBP	0	$(5,560)
Sales	14,540	1,775,106		155,040		9,548	(15,829)
Closing Buys	(4,060)	(209,982)		(48,224)		(6,848)	8,665
Expirations	(8,304)	(1,176,658)		(101,856)		(2,700)	6,230
Exercised	(404)	(167,883)		(13,729)		0	1,027

Balance at End of Period	2,878	$339,775	EUR	17,970	GBP	0	$(5,467)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Receive	EURMARGIN 2Q3Q16 †	$6.630	09/30/2016	396,000	$296	$(297)	$0	$(1)
	Receive	EURMARGIN 4Q16 †	4.850	12/31/2016	270,000	(7)	(133)	0	(140)
	Receive	EURMARGIN CAL16 †	6.400	12/31/2016	272,700	(31)	(89)	0	(120)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	213,600	(26)	(120)	0	(146)
	Receive	EURSIMP 2H16 †	1.240	12/31/2016	198,000	(77)	(109)	0	(186)
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	3,700	(66)	(428)	0	(494)
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	96,000	0	18	18	0
	Receive	PLTMLNPM Index †	960.100	09/14/2016	3,700	36	32	68	0

GST	Receive	EURMARGIN CAL16 †	5.700	12/31/2016	40,500	0	11	11	0
	Pay	GOLDLNPM Index †	1,102.000	07/11/2016	700	0	(93)	0	(93)
	Pay	GOLDLNPM Index †	1,088.660	01/06/2017	2,000	0	(301)	0	(301)
	Receive	OREXIO 3Q16 †	35.800	09/30/2016	46,500	13	478	491	0
	Receive	OREXIO 4Q16 †	35.500	12/31/2016	15,000	3	112	115	0
	Receive	PLTMLNPM Index †	860.470	07/11/2016	700	0	82	82	0
	Receive	PLTMLNPM Index †	881.030	01/06/2017	2,000	0	198	198	0

JPM	Receive	EURMARGIN 2Q3Q16 †	7.690	09/30/2016	222,000	0	(234)	0	(234)
	Receive	EURMARGIN 4Q16 †	3.700	12/31/2016	87,000	22	32	54	0
	Receive	EURMARGIN CAL16 †	6.500	12/31/2016	9,000	(7)	2	0	(5)
	Receive	EURMARGIN CAL17 †	5.850	12/31/2017	67,200	0	(46)	0	(46)

MAC	Receive	CUAC 4Q16 †	36.250	12/30/2016	3,570,000	(23)	61	38	0
	Receive	NAPGASFO CAL17 †	16.100	12/31/2017	168,000	(110)	141	31	0

MYC	Receive	EURMARGIN CAL17 †	5.550	12/31/2017	132,000	0	(51)	0	(51)
	Receive	EURMARGIN CAL17 †	5.780	12/31/2017	133,200	0	(82)	0	(82)
	Receive	EURMARGIN CAL17 †	5.800	12/31/2017	103,200	0	(65)	0	(65)
	Receive	EURMARGIN CAL17 †	5.900	12/31/2017	48,000	0	(35)	0	(35)

						$23	$(916)	$1,106	$(1,999)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Altria Group, Inc.	(1.000)%	06/20/2021	0.311%	$	1,000	$(35)	$(1)	$0	$(36)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.423%	$	3,100	$(73)	$27	$0	$(46)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

BRC	Indonesia Government International Bond	1.000	12/20/2019	1.423	$	900	(21)	8	0	(13)

HUS	Indonesia Government International Bond	1.000	12/20/2019	1.423		100	(2)	0	0	(2)

							$(97)	$36	$0	$(61)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index †	0.445%	09/09/2016	$	19,000	$0	$35	$35	$0
	Receive	3-Month USD-CPURNSA Index †	0.425	09/09/2016		19,000	0	39	39	0
	Receive	3-Month USD-CPURNSA Index †	0.435	09/11/2016		19,000	0	38	38	0
	Receive	3-Month USD-CPURNSA Index †	0.435	09/14/2016		12,900	0	26	26	0
	Receive	3-Month USD-CPURNSA Index †	0.410	09/14/2016		17,100	0	39	39	0
	Receive	3-Month USD-CPURNSA Index †	0.415	09/23/2016		41,000	0	101	101	0
	Receive	3-Month USD-CPURNSA Index †	0.400	09/25/2016		18,000	0	48	48	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		300	0	1	1	0

BPS	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	100	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016	$	22,400	0	(450)	0	(450)

CBK	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018	EUR	100	0	(1)	0	(1)

DUB	Pay	1-Month GBP-UKRPI	3.363	08/15/2030	GBP	11,700	0	1,009	1,009	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		15,300	227	608	835	0
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	3,300	0	(15)	0	(15)
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		100	0	(1)	0	(1)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		200	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016	$	27,900	0	(504)	0	(504)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		6,800	0	(122)	0	(122)

FBF	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	100	0	(1)	0	(1)

GLM	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018		300	0	(4)	0	(4)

JPM	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017		100	0	(1)	0	(1)

MYC	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016	$	3,400	0	(66)	0	(66)

RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		2,000	4	(119)	0	(115)

UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017	EUR	200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		600	0	(6)	0	(6)

							$231	$648	$2,171	$(1,292)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	BCOMTR Index †	21,727	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$	3,453	$0	$0	$0
	Receive	DWRTFT Index	15	1-Month USD-LIBOR plus a specified spread	08/15/2016		133	5	5	0

BPS	Receive	BCOMF1T Index †	142,304	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		43,835	80	80	0
	Pay	BCOMTR Index †	131,184	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		20,849	(1)	0	(1)

CBK	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		319	1	1	0
	Pay	BCOMF2 Index †	311,184	0.120%	08/15/2016		54,222	(131)	0	(131)
	Pay	BCOMF3 Index †	299,447	0.120%	08/15/2016		54,258	(226)	0	(226)
	Receive	BCOMTR Index †	44,724	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		7,108	0	0	0
	Receive	BCOMTR211A Index †	242,779	0.170%	08/15/2016		54,619	220	220	0
	Receive	BCOMTR311A Index †	219,174	0.170%	08/15/2016		54,623	236	236	0
	Receive	BCOMTREXW Index †	136,255	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		10,673	(7)	0	(7)

FBF	Receive	DWRTFT Index	1,955	1-Month USD-LIBOR plus a specified spread	11/15/2016		17,396	688	688	0

GLM	Receive	BCOMF1T Index †	12,247	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		3,772	7	7	0
	Receive	BCOMGC Index †	429,476	0.070%	08/15/2016		65,896	180	180	0
	Pay	SPGCINP Index †	20,470	(0.050)%	08/15/2016		2,947	28	28	0

JPM	Receive	BCOMF1T Index †	437,496	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		134,766	244	244	0
	Pay	BCOMTR Index †	54,762	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		8,704	0	0	0
	Receive	JMABDEWE Index †	18,817	0.300%	08/15/2016		16,924	344	344	0
	Receive	JMABFNJ1 Index †	256,414	0.700%	08/15/2016		27,271	(245)	0	(245)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	JMABNICP Index †	60,939	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016	$	24,298	$222	$222	$0

MAC	Receive	BCOMTR Index †	4,027	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2016		644	(3)	0	(3)

								$1,642	$2,255	$(613)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	SPGCCLP Index (7)†	8.851%	06/16/2017	$	784	$0	$66	$66	$0

GST	Pay	GOLDLNPM Index (7)†	7.784	03/24/2020		5,735	0	94	94	0
	Pay	GOLDLNPM Index (7)†	7.840	04/06/2020		3,036	0	51	51	0
	Pay	GOLDLNPM Index (7)†	7.840	04/09/2020		3,036	0	51	51	0
	Pay	GOLDLNPM Index (7)†	7.896	04/14/2020		2,025	0	35	35	0
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020		2,389	0	56	56	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020		2,373	0	59	59	0
	Pay	GOLDLNPM Index (7)†	7.563	01/07/2021		4,000	0	36	36	0
	Pay	SPGCCLP Index (7)†	12.076	06/16/2017		784	0	(41)	0	(41)

JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020		8,939	0	410	410	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020		3,742	0	181	181	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020		5,267	0	136	136	0

MYC	Pay	GOLDLNPM Index (7)†	5.406	04/21/2016		260	0	7	7	0
	Pay	NYMEX Natural Gas May Futures (7)†	23.620	04/26/2016		400	0	15	15	0
	Pay	NYMEX Natural Gas May Futures (7)†	23.717	04/26/2016		625	0	28	28	0
	Receive	SLVRLND Index (7)†	9.151	04/21/2016		200	0	(5)	0	(5)

SOG	Pay	Nikkei 225 Index (7)	0.000	12/09/2016		5,102,167	0	337	337	0

							$0	$1,516	$1,562	$(46)

Total Swap Agreements							$122	$2,925	$7,094	$(4,047)

(7)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(o)	Securities with an aggregate market value of $4,239 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
PIMCO Inflation Response Multi-Asset Fund
AZD	$189	$0	$0	$189	$(83)	$0	$0	$(83)	$106	$0	$106
BOA	256	0	6	262	(225)	0	(46)	(271)	(9)	0	(9)
BPS	319	0	0	319	(243)	(1)	(451)	(695)	(376)	292	(84)
BRC	0	0	0	0	(188)	(22)	(13)	(223)	(223)	0	(223)
CBK	807	2	0	809	(674)	0	(1)	(675)	134	0	134
DUB	285	479	1,844	2,608	(221)	(486)	(645)	(1,352)	1,256	(1,523)	(267)
FBF	0	12	688	700	0	(453)	(37)	(490)	210	0	210
GLM	6,469	22	0	6,491	(1,333)	(27)	(4)	(1,364)	5,127	(4,400)	727
GST	0	0	0	0	0	0	0	0	0	(290)	(290)
HUS	39	0	0	39	(89)	0	(2)	(91)	(52)	0	(52)
JPM	6,473	51	0	6,524	(2,784)	(70)	(1)	(2,855)	3,669	(4,720)	(1,051)
MSB	105	0	0	105	(2,233)	0	0	(2,233)	(2,128)	2,028	(100)
MYC	0	1,117	0	1,117	0	(1,127)	(66)	(1,193)	(76)	0	(76)
MYI	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
NAB	8	0	0	8	0	0	0	0	8	0	8
NGF	0	0	0	0	0	0	0	0	0	(10)	(10)
RYL	0	0	0	0	0	0	(115)	(115)	(115)	30	(85)
SCX	62	0	0	62	(1,021)	0	0	(1,021)	(959)	1,061	102

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
SOG	$0	$0	$337	$337	$(114)	$0	$0	$(114)	$223	$(260)	$(37)
UAG	874	0	0	874	(741)	0	(8)	(749)	125	0	125

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BOA	0	0	392	392	0	0	0	0	392	(330)	62
BPS	0	0	166	166	0	(114)	(1,088)	(1,202)	(1,036)	804	(232)
CBK	6	0	457	463	0	0	(364)	(364)	99	(260)	(161)
GLM	0	0	215	215	0	0	0	0	215	0	215
GST	0	0	1,279	1,279	0	0	(435)	(435)	844	(950)	(106)
JPM	0	30	1,591	1,621	0	0	(530)	(530)	1,091	(1,400)	(309)
MAC	0	0	69	69	0	0	(3)	(3)	66	0	66
MYC	0	0	50	50	0	0	(238)	(238)	(188)	24	(164)
SCX	321	0	0	321	0	0	0	0	321	(330)	(9)

Total Over the Counter	$16,213	$1,713	$7,094	$25,020	$(9,949)	$(2,303)	$(4,047)	$(16,299)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,943	$0	$188	$0	$1	$2,132
Futures	5,136	0	157	0	98	5,391
Swap Agreements	0	5	0	0	88	93

	$7,079	$5	$345	$0	$187	$7,616

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,213	$0	$16,213
Purchased Options	30	0	62	0	1,621	1,713
Swap Agreements	3,893	0	1,030	0	2,171	7,094

	$3,923	$0	$1,092	$16,213	$3,792	$25,020

	$11,002	$5	$1,437	$16,213	$3,979	$32,636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,939	$0	$300	$0	$0	$2,239
Futures	3,875	0	78	0	90	4,043
Swap Agreements	0	0	0	0	882	882

	$5,814	$0	$378	$0	$972	$7,164

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,949	$0	$9,949
Written Options	114	31	3	7	2,148	2,303
Swap Agreements	2,658	97	0	0	1,292	4,047

	$2,772	$128	$3	$9,956	$3,440	$16,299

	$8,586	$128	$381	$9,956	$4,412	$23,463

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	93

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

March 31, 2016

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1,551)	$0	$(709)	$0	$(83)	$(2,343)
Written Options	2,582	0	455	0	34	3,071
Futures	17,479	0	(3,779)	0	(6,956)	6,744
Swap Agreements	0	(65)	0	0	(7,613)	(7,678)

	$18,510	$(65)	$(4,033)	$0	$(14,618)	$(206)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,395	$0	$7,395
Purchased Options	105	0	723	(10)	(924)	(106)
Written Options	(464)	75	930	762	2,105	3,408
Swap Agreements	(15,992)	126	1,489	17	2,470	(11,890)

	$(16,351)	$201	$3,142	$8,164	$3,651	$(1,193)

	$2,159	$136	$(891)	$8,164	$(10,967)	$(1,399)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$232	$0	$(106)	$0	$(5)	$121
Written Options	109	0	(93)	0	0	16
Futures	(5,138)	0	(324)	0	502	(4,960)
Swap Agreements	0	(642)	0	0	(4,399)	(5,041)

	$(4,797)	$(642)	$(523)	$0	$(3,902)	$(9,864)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,772)	$0	$(13,772)
Purchased Options	18	0	(1,311)	2	(497)	(1,788)
Written Options	(11)	8	(693)	793	144	241
Swap Agreements	(2,333)	6	329	9	1,213	(776)

	$(2,326)	$14	$(1,675)	$(12,968)	$860	$(16,095)

	$(7,123)	$(628)	$(2,198)	$(12,968)	$(3,042)	$(25,959)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$86,301	$0	$86,301
Industrials	0	25,591	0	25,591
Utilities	0	4,703	0	4,703
Municipal Bonds & Notes
West Virginia	0	161	0	161
U.S. Government Agencies	0	21,715	0	21,715
U.S. Treasury Obligations	0	627,067	0	627,067
Non-Agency Mortgage-Backed Securities	0	29,777	0	29,777
Asset-Backed Securities	0	39,631	0	39,631
Sovereign Issues	0	161,604	0	161,604
Common Stocks
Consumer Discretionary	2,642	0	0	2,642
Energy	969	0	0	969
Financials	6,713	0	0	6,713
Health Care	2,024	0	0	2,024
Information Technology	1,903	0	0	1,903
Materials	968	0	0	968
Utilities	106	0	0	106
Exchange-Traded Funds	17,463	0	0	17,463
Real Estate Investment Trusts
Financials	76,966	0	0	76,966
Short-Term Instruments
Repurchase Agreements	0	39,350	0	39,350
U.S. Treasury Bills	0	14,691	0	14,691
	$109,754	$1,050,591	$0	$1,160,345

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Mutual Funds	$106,632	$0	$0	$106,632
Short-Term Instruments
Central Funds Used for Cash Management Purposes	30,216	0	0	30,216
	$136,848	$0	$0	$136,848

Total Investments	$246,602	$1,050,591	$0	$1,297,193

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,332	263	0	7,595
Over the counter	0	24,621	399	25,020
	$7,332	$24,884	$399	$32,615

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,977)	(1,182)	0	(7,159)
Over the counter	0	(16,215)	(84)	(16,299)
	$(5,977)	$(17,397)	$(84)	$(23,458)

Totals	$247,957	$1,058,078	$315	$1,306,350

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. For non-daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of

ANNUAL REPORT	MARCH 31, 2016	95

Notes to Financial Statements (Cont.)

the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Real Return Strategy Fund, except the PIMCO Real Return Asset and PIMCO Real Return Limited Duration Funds, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real Return Asset and PIMCO Real Return Limited Duration Funds are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange

96	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

(“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value.

With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of

ANNUAL REPORT	MARCH 31, 2016	97

Notes to Financial Statements (Cont.)

the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

98	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered

ANNUAL REPORT	MARCH 31, 2016	99

Notes to Financial Statements (Cont.)

Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds, (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2016 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$110,500	$2,699	$(2,370)	$(247)	$(3,950)	$106,632	$2,700	$0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	40,462	402,194	(412,300)	(136)	(4)	30,216	193	0
Totals	$150,980	$404,893	$(414,688)	$(383)	$(3,954)	$136,848	$2,893	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.
*	Effective July 1, 2015, the Portfolio was liquidated.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Real Return Asset Fund	$11	$0	$(11)	$0	$0	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	18	0	(18)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

100	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Real Return Asset Fund	$150	$1,419,911	$(1,339,450)	$29	$7	$80,647	$112	$0
PIMCO Real Return Limited Duration Fund	0	1,402	(1,100)	(1)	0	301	1	0
PIMCO RealEstateRealReturn Strategy Fund	95,950	2,078,340	(2,005,770)	(642)	20	167,898	939	0
PIMCO CommoditiesPLUS® Strategy Fund	97,185	3,111,165	(2,879,600)	56	119	328,925	865	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  Certain Funds may invest in ETFs, which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan

ANNUAL REPORT	MARCH 31, 2016	101

Notes to Financial Statements (Cont.)

commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for

102	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee

ANNUAL REPORT	MARCH 31, 2016	103

Notes to Financial Statements (Cont.)

for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

104	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  Certain Funds may write or purchase a variety of options with non-standard payout structures or other features (“Barrier Options”). Barrier Options are generally traded OTC. Certain Funds may invest in various types of Barrier Options including down-and-in, and up-and-in options. Down-and in, and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index

ANNUAL REPORT	MARCH 31, 2016	105

Notes to Financial Statements (Cont.)

Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

106	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller

ANNUAL REPORT	MARCH 31, 2016	107

Notes to Financial Statements (Cont.)

of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  Certain Funds also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Funds will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Funds would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Funds would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds, the risks associated with investing in these Funds will be closely related

108	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Underlying PIMCO Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund (or Underlying PIMCO Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Underlying PIMCO Funds) to lose value. If a Fund (or Underlying PIMCO Funds) lost enough value, the Fund (or Underlying PIMCO Funds) could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

To the extent that a Fund (or Underlying PIMCO Funds) may invest in securities and instruments that are economically tied to Russia, the Fund (or Underlying PIMCO Funds) is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Underlying PIMCO Funds’) performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund (or Underlying PIMCO Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Funds’), or, in the case of

ANNUAL REPORT	MARCH 31, 2016	109

Notes to Financial Statements (Cont.)

hedging positions, that the Fund’s (or Underlying PIMCO Funds’) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Underlying PIMCO Funds’) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund (or Underlying PIMCO Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds (or Underlying PIMCO Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Funds). A Fund (or Underlying PIMCO Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Funds) subsequently decreases, the Fund (or Underlying PIMCO Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Underlying PIMCO Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a

110	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

ANNUAL REPORT	MARCH 31, 2016	111

Notes to Financial Statements (Cont.)

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund III and VII, Ltd. (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund
	PIMCO Cayman Commodity Fund III, Ltd.	PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	04/14/2010	08/01/2011
Subscription Agreement	05/07/2010	08/31/2011
Consolidated Fund Net Assets	$2,428,797	$973,802
Subsidiary % of Consolidated Fund Net Assets	28.5%	18.6%
Subsidiary Financial Statement Information
Total assets	$754,916	$194,580
Total liabilities	63,576	13,194
Net assets	691,340	181,386
Total income	$2,297	$(116)
Net investment income (loss)	(3,237)	(1,299)
Net realized gain (loss)	(556,119)	1,864
Net change in unrealized appreciation (depreciation)	(60,183)	(3,327)
Increase (decrease) in net assets resulting from operations	$(619,539)	$(2,762)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

112	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Real Return Asset Fund	0.30%	0.25%	0.35%	N/A	0.40%	N/A
PIMCO Real Return Limited Duration Fund(1)	0.20%	0.20%	0.30%	N/A	0.35%	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.25%	0.50%	0.50%
PIMCO Inflation Response Multi-Asset Fund(2)	0.65%	0.25%	0.35%	N/A	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2016 to waive 0.01%.
(2)	Effective October 1, 2015, the Fund’s Investment Advisory Fee was reduced by 0.21% to 0.44% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Real Return Limited Duration Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit

ANNUAL REPORT	MARCH 31, 2016	113

Notes to Financial Statements (Cont.)

committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Real Return Limited Duration Fund’s Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then current prospectus plus 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. As of March 31, 2016, the remaining recoverable amount to PIMCO was $78,779.

PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.01% of the average daily net assets of the PIMCO Real Return Limited Duration Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2016, the amount waived was $231.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2016, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2016, the amount was $903,973.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fee it receives from each Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2016, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUS® Strategy Fund	$5,453
PIMCO Inflation Response Multi-Asset Fund	1,176

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common

114	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$58,023	$235,833
PIMCO RealEstateRealReturn Strategy Fund	66,730	197,284
PIMCO CommoditiesPLUS® Strategy Fund	92,005	236,166
PIMCO Inflation Response Multi-Asset Fund	61,823	28,787

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Return Asset Fund	$3,352,750	$4,833,995	$614,638	$748,056
PIMCO Real Return Limited Duration Fund	5,650	728	1,165	508
PIMCO RealEstateRealReturn Strategy Fund	2,275,862	2,893,019	452,595	441,033
PIMCO CommoditiesPLUS® Strategy Fund	4,560,530	4,727,265	488,627	1,087,756
PIMCO Inflation Response Multi-Asset Fund	2,504,941	2,182,174	399,730	257,441

ANNUAL REPORT	MARCH 31, 2016	115

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Real Return Asset Fund (1)				PIMCO Real Return Limited Duration Fund (2)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Inception date through 03/31/2016
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	21,258	$172,162	376,862	$3,188,924	312	$3,120
Class P	225	1,820	554	4,721	1	10
Administrative Class	0	0	0	0	0	0
Class D	190	1,576	111	944	1	10
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	6,565	51,952	1,165	9,925	5	45
Class P	12	95	9	76	0	0
Administrative Class	0	0	0	0	0	0
Class D	4	33	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(217,298)	(1,722,425)	(48,188)	(408,289)	0	0
Class P	(359)	(2,870)	(384)	(3,252)	0	0
Administrative Class	0	0	0	0	0	0
Class D	(63)	(502)	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(189,466)	$(1,498,159)	330,129	$2,793,049	319	$3,185

116	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

PIMCO RealEstateRealReturn Strategy Fund (3)				PIMCO CommoditiesPLUS® Strategy Fund (4)				PIMCO Inflation Response Multi-Asset Fund (5)
Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
Shares~	Amount	Shares~	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

13,470	$102,782	84,013	$795,814	237,491	$1,284,160	174,474	$1,688,759	58,069	$458,760	72,476	$722,463
4,122	31,091	13,508	122,693	49,982	324,410	124,132	1,168,309	7	66	29	281
0	0	0	0	680	3,730	925	8,651	0	0	0	0
9,584	67,448	26,023	224,596	21,725	127,042	38,828	380,629	583	4,764	708	6,699
10,568	73,893	21,237 ^	178,548 ^	5,439	33,315	5,207	50,210	429	3,499	639	6,198
0	0	4	36	0	0	0	0	0	0	0	0
4,208	25,991	9,856	76,013	960	5,504	1,387	12,980	47	370	80	771
0	0	0	0	131 ^^	851 ^^	161	1,544	15 ^^	124 ^^	45	411

12,524	94,655	64,694	525,107	4,461	29,091	16,517	148,112	2,622	21,272	6,084	53,185
772	5,747	3,364	26,802	1,383	9,259	4,063	36,038	4	34	18	155
0	0	0	0	12	80	14	121	0	0	0	0
2,278	15,802	9,692	72,380	451	2,922	1,298	11,612	33	272	156	1,351
2,655	18,301	10,109	75,223	55	352	228	2,142	33	268	115	993
0	0	30	201	0	0	0	0	0	0	0	0
2,109	12,809	7,596	50,363	17	109	73	625	5	40	24	203
0	0	0	0	3 ^^	18 ^^	7	63	1 ^^	11 ^^	3	30

(115,215)	(861,252)	(267,772)	(2,523,910)	(221,759)	(1,484,877)	(193,929)	(1,712,820)	(16,615)	(134,221)	(80,185)	(766,442)
(9,633)	(72,375)	(11,051)	(97,749)	(177,303)	(1,071,021)	(171,342)	(1,459,223)	(61)	(509)	(245)	(2,326)
0	0	0	0	(335)	(1,932)	(218)	(1,941)	0	0	0	0
(21,176)	(149,148)	(23,526)	(197,260)	(27,802)	(164,434)	(21,293)	(182,319)	(1,364)	(11,054)	(1,108)	(10,262)
(20,454)	(141,575)	(23,483)	(198,043)	(6,565)	(38,612)	(9,034)	(89,463)	(684)	(5,521)	(703)	(6,553)
0	0	(170)^	(1,284)^	0	0	0	0	0	0	0	0
(10,322)	(63,232)	(9,060)	(68,515)	(1,227)	(7,131)	(1,254)	(10,628)	(129)	(1,034)	(157)	(1,447)
0	0	0	0	(349)^^	(1,778)^^	(79)	(687)	(71)^^	(552)^^	(14)	(125)
(114,510)	$(839,063)	(84,936)	$(938,985)	(112,550)	$(948,942)	(29,835)	$52,714	42,924	$336,589	(2,035)	$5,585

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 89% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 96% of the Fund, and the shareholder is a related party of the Fund.*
(3)	As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 31% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 52% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of March 31, 2016, two shareholders owned 10% or more of the Fund’s total outstanding shares comprising 52% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
^	At the NYSE Close on March 25, 2015, 169 Class B shares in the amount of $592 converted into Class A shares of the Fund.
^^	Class R Shares liquidated at the close of business on January 22, 2016.

ANNUAL REPORT	MARCH 31, 2016	117

Notes to Financial Statements (Cont.)

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO RealEstateRealReturn Strategy Fund, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO RealEstateRealReturn Strategy Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further

118	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2016

review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by a Fund or result in the inability of a Fund to operate as described in its Prospectus.

If, during a taxable year, a Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Fund as a deductible amount for income tax purposes. In the event a Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Fund as income for Federal income tax purposes.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral - Capital (4)	Qualified Late-Year Loss Deferral - Ordinary (5)
PIMCO Real Return Asset Fund	$0	$0	$(4,151)	$(10,158)	$(109,720)	$0	$(13,361)
PIMCO Real Return Limited Duration Fund	0	0	36	(12)	(22)	0	(32)
PIMCO RealEstateRealReturn Strategy Fund	0	0	(3,322)	(8,268)	(103,798)	0	0
PIMCO CommoditiesPLUS® Strategy Fund	0	0	(14,315)	(5,269)	(91,417)	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0	(12,980)	(9,071)	(29,464)	0	(15,984)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, real estate investment trusts (REITs), and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals, organizational costs, and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (6)
	03/31/2017	03/31/2018	03/31/2019
PIMCO Real Return Asset Fund*	$0	$0	$0
PIMCO Real Return Limited Duration Fund	0	0	0
PIMCO RealEstateRealReturn Strategy Fund*	8,079	49,321	0
PIMCO CommoditiesPLUS® Strategy Fund	0	0	0
PIMCO Inflation Response Multi-Asset Fund	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL REPORT	MARCH 31, 2016	119

Notes to Financial Statements (Cont.)

March 31, 2016

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†) (6):

	Short-Term	Long-Term
PIMCO Real Return Asset Fund*	$73,838	$35,882
PIMCO Real Return Limited Duration Fund	21	1
PIMCO RealEstateRealReturn Strategy Fund*	45,371	1,027
PIMCO CommoditiesPLUS® Strategy Fund	59,657	31,760
PIMCO Inflation Response Multi-Asset Fund	13,584	15,880

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Real Return Asset Fund	$2,583,728	$48,041	$(44,339)	$3,702
PIMCO Real Return Limited Duration Fund	4,909	63	(26)	37
PIMCO RealEstateRealReturn Strategy Fund	2,473,796	31,235	(20,167)	11,068
PIMCO CommoditiesPLUS® Strategy Fund	2,698,512	26,793	(18,239)	8,554
PIMCO Inflation Response Multi-Asset Fund	1,301,191	28,500	(32,498)	(3,998)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), real estate investment trusts (REITs), and sale/buyback transactions.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2016			March 31, 2015
	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)
PIMCO Real Return Asset Fund	$44,142	$0	$7,945	$10,015	$0	$0
PIMCO Real Return Limited Duration Fund	42	0	3	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	143,216	0	10,001	775,004	0	0
PIMCO CommoditiesPLUS® Strategy Fund	50,028	0	0	271,702	0	0
PIMCO Inflation Response Multi-Asset Fund	21,903	0	0	55,999	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

120	PIMCO REAL RETURN STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows (PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, and PIMCO Inflation Response Multi-Asset Fund) and the financial highlights present fairly, in all material respects, the financial position of PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (five series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets, and the cash flows for PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, and PIMCO Inflation Response Multi-Asset Fund and the financial highlights of the Funds for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	121

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford
GRE	RBS Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
COP	Colombian Peso	JPY	Japanese Yen	THB	Thai Baht
CZK	Czech Koruna	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OSE	Osaka Securities Exchange
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BCOM	Bloomberg Commodity Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	JMABNICP	JPMorgan Nic P Custom Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	CSMFHGER	CS Multi-Asset Futures Copper High Grade Excess Return Index	OREXIO	Iron Ore Spread
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	CUAC	Corn-Ethanol Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMGC	Bloomberg Gold Sub-Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SLVRLND	London Silver Market Fixing Ltd.
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
BCOMTREXW	Bloomberg Commodity Ex-Chicago SRW Wheat Total Return Index	EURSIMP	Weighted Basket of Refined Products	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	IBOV	Brazil Bovespa Index	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	ULSD	Ultra-Low Sulfur Diesel

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration	U&I	Up and In Barrier Option
CDO	Collateralized Debt Obligation	oz.	Ounce	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year
D&I	Down and In Barrier Option	REIT	Real Estate Investment Trust

122	PIMCO REAL RETURN STRATEGY FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Real Return Asset Fund	0.00%	0.00%	$44,142	$0
PIMCO Real Return Limited Duration Fund	0.00%	0.00%	42	0
PIMCO RealEstateRealReturn Strategy Fund	0.00%	0.00%	78,152	0
PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	40,004	0
PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	8,154	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	123

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees*

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

124	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

* The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

** The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	125

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

126	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	127

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3006AR_033116

PIMCO Funds

Annual Report

March 31, 2016

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Money Market Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

2	PIMCO SHORT DURATION STRATEGY FUNDS

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

4	PIMCO SHORT DURATION STRATEGY FUNDS

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

In July 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act (the “Amendments”) to adopt several reforms. First, the Amendments allow (or, in certain circumstances, require) a money market fund to impose liquidity fees and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period when a fund’s liquidity levels fall below certain thresholds. Second, the Amendments require “institutional” money market funds that do not qualify as “retail” or “government” money market funds to transact fund shares based on a market-based Net Asset Value (“NAV”) (i.e., these funds will be required to float their NAVs). “Government” money market funds will be permitted to transact fund shares at a NAV calculated using the amortized cost valuation method. Additionally, the Amendments impose new disclosure and reporting requirements as well as enhanced portfolio diversification requirements. “Government” money market funds as defined in the Amendments are money market funds that invest 99.5% or more of their total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities. The Amendments have staggered compliance dates. Compliance with a majority of the Amendments will be required on October 14, 2016, two years after the effective date for the Amendments. The degree to which a money market fund will be impacted by the Amendments will depend upon the type of fund (institutional, retail or government) and type of investors (retail or institutional). In response to the Amendments, the Board of Trustees of the Trust has approved the reorganization of the PIMCO Money Market Fund into the PIMCO Government Money Market Fund. The reorganization does not require shareholder approval and is expected to occur on September 23, 2016.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. (These charges do not apply to the PIMCO Government Money Market Fund or PIMCO Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance (or Class M in the case of the PIMCO Government Money Market Fund). Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable) is typically lower than Institutional Class (or Class M) performance due to the lower expenses paid by Institutional Class (or Class M) shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class M, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the Funds (Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	—	01/27/09	05/14/09	—	—	05/14/09	05/14/09	—	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—	Diversified
PIMCO Money Market Fund	03/01/91	03/01/91	12/21/15	—	01/25/95	—	01/13/97	01/13/97	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	05/31/12	05/31/12	05/31/12	—	—	Diversified
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	12/31/02	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Company (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Government Money Market Fund

Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown†

Treasury Repurchase Agreements	73.8%
Government Agency Repurchase Agreements	21.8%
Short-Term Notes	4.4%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016
	7-Day Yield	30-Day Yield	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.26%	0.24%	0.12%	0.04%	0.07%
PIMCO Government Money Market Fund Class P	0.16%	0.14%	0.08%	0.03%	0.05%
PIMCO Government Money Market Fund Class A	0.11%	0.09%	0.07%	0.03%	0.04%
PIMCO Government Money Market Fund Class C	0.11%	0.09%	0.07%	0.03%	0.04%
Citi 3-Month Treasury Bill Index			0.08%	0.06%	0.08%*
Lipper Institutional U.S. Government Money Markets Funds Average			0.05%	0.02%	0.04%*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, and Class R shares, respectively. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.18% for Class M shares, 0.28% for Class P shares, 0.33% for Class A shares, and 0.33% for Class C shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Investment Objective and Strategy Overview

»

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity decreased, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

ANNUAL REPORT	MARCH 31, 2016	7

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	48.1%
U.S. Government Agencies	20.1%
U.S. Treasury Obligations	13.2%
Non-Agency Mortgage-Backed Securities	12.2%
Short-Term Instruments‡	0.2%
Other	6.2%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	0.66%	1.50%	3.23%	4.51%
PIMCO Low Duration Fund II Class P	0.55%	1.39%	3.13%	4.40%
PIMCO Low Duration Fund II Administrative Class	0.41%	1.24%	2.97%	4.25%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.92%	0.87%	2.48%	4.03%
Lipper Short Investment Grade Debt Funds Average	0.34%	1.39%	2.57%	4.18%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Investment Objective and Strategy Overview

»

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities positively contributed to performance, as prices on these securities generally rose.

»	Exposure to municipal debt benefited performance, as these securities generally posted positive total returns.

»	Exposure to investment grade corporate spread risk detracted from performance, as investment grade corporate credit spreads widened.

»	Agency mortgage-backed securities spread risk detracted from relative performance, as spreads on these securities widened.

»	Duration hedges via 10-year interest rate swaps detracted from performance, as 10-year swap rates declined.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	38.3%
U.S. Treasury Obligations	16.1%
U.S. Government Agencies	15.7%
Asset-Backed Securities	9.7%
Non-Agency Mortgage-Backed Securities	8.6%
Sovereign Issues	7.7%
Short-Term Instruments‡	2.6%
Other	1.3%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	(0.10)%	1.82%	3.55%	4.25%
PIMCO Low Duration Fund III Class P	(0.20)%	1.72%	3.45%	4.14%
PIMCO Low Duration Fund III Administrative Class	(0.35)%	1.57%	3.29%	3.99%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.92%	0.87%	2.48%	3.53%
Lipper Short Investment Grade Debt Funds Average	0.34%	1.39%	2.57%	3.54%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Investment Objective and Strategy Overview

»

PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged principally in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities positively contributed to performance, as prices on these securities were positive.

»	Short exposure to the Brazilian real versus the U.S. dollar during the middle of the reporting period benefited performance, as this currency declined relative to the U.S. dollar.

»	Holdings of dollar-denominated emerging market debt benefited performance, as these securities generally posted positive total returns.

»	Short exposure to U.K. duration (or sensitivity to changes in interest rates) detracted from performance, as U.K. yields generally decreased.

»	An underweight to U.S. duration detracted from performance, as interest rates generally declined.

»	Short exposure to the euro versus the U.S. dollar during the middle of the reporting period detracted from performance, as this currency appreciated relative to the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Money Market Fund

Institutional Class - PMIXX	Class A - PYAXX
Class M - PYMXX	Class C - PKCXX
Administrative Class - PMAXX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Treasury Repurchase Agreements	79.9%
Government Agency Repurchase Agreements	20.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.12%	0.09%	0.05%	0.04%	1.14%	2.80%
PIMCO Money Market Fund Class M	0.13%	0.11%	0.05%	0.04%	1.14%	2.83%
PIMCO Money Market Fund Administrative Class	0.12%	0.09%	0.05%	0.04%	1.06%	2.62%
PIMCO Money Market Fund Class A	0.00%	0.00%	0.02%	0.03%	1.06%	2.61%
PIMCO Money Market Fund Class C	0.00%	0.00%	0.02%	0.03%	1.06%	2.61%
Citi 3-Month Treasury Bill Index			0.08%	0.06%	1.07%	2.79%*
Lipper Institutional Money Market Funds Average			0.09%	0.05%	1.19%	2.91%*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.32% for Institutional Class shares, 0.32% for Class M shares, 0.32% for Administrative Class shares, 0.47% for Class A shares, and 0.47% for Class C shares.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Investment Objective and Strategy Overview

»

PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by complying with the quality, maturity and diversification of securities requirements applicable to money market funds.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund had a focus on high quality and short-maturity assets.

»	The Fund’s weighted average maturity remained low, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

10	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Administrative Class - PAIQX
Class M - PYMXX	Class D - PAIUX
Class P - PAIPX	Class A - PAIAX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	60.7%
Short-Term Instruments‡	12.0%
Sovereign Issues	8.4%
Asset-Backed Securities	6.7%
U.S. Government Agencies	6.3%
Non-Agency Mortgage-Backed Securities	5.4%
Municipal Bonds & Notes	0.5%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	0.79%	1.01%
PIMCO Short Asset Investment Fund Class M	0.79%	1.01%
PIMCO Short Asset Investment Fund Class P	0.69%	0.90%
PIMCO Short Asset Investment Fund Administrative Class	0.54%	0.75%
PIMCO Short Asset Investment Fund Class D	0.44%	0.66%
PIMCO Short Asset Investment Fund Class A	0.43%	0.66%
PIMCO Short Asset Investment Fund Class A (adjusted)	(1.82)%	0.06%
Citi 3-Month Treasury Bill Index	0.08%	0.06%
Lipper Short Investment Grade Debt Funds Average	0.34%	1.18%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.36% for Institutional Class shares, 0.36% for Class M shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, 0.71% for Class D shares, and 0.71% for Class A shares.

Investment Objective and Strategy Overview

»

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Exposure to short-term corporate debt positively contributed to performance, as the sector generally posted positive returns.

»	Holdings of dollar-denominated South Korean debt and commercial mortgage-backed securities benefited performance, as these securities generally posted positive returns.

»	Long exposure to 2-year U.S. interest rates for most of the reporting period detracted from performance, as 2-year interest rates increased.

ANNUAL REPORT	MARCH 31, 2016	11

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class A - PSHAX
Class P - PTSPX	Class C - PFTCX
Administrative Class - PSFAX	Class R - PTSRX
Class D - PSHDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes	64.5%
Short-Term Instruments‡	12.7%
Asset-Backed Securities	8.7%
Non-Agency Mortgage-Backed Securities	5.8%
Sovereign Issues	4.5%
Other	3.8%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	0.47%	1.20%	2.45%	4.43%
PIMCO Short-Term Fund Class P	0.37%	1.10%	2.34%	4.34%
PIMCO Short-Term Fund Administrative Class	0.22%	0.95%	2.19%	4.17%
PIMCO Short-Term Fund Class D	0.22%	0.95%	2.17%	4.14%
PIMCO Short-Term Fund Class A	0.22%	0.95%	2.14%	4.05%
PIMCO Short-Term Fund Class A (adjusted)	(2.03)%	0.49%	1.91%	3.98%
PIMCO Short-Term Fund Class C	(0.08)%	0.65%	1.84%	3.74%
PIMCO Short-Term Fund Class C (adjusted)	(1.06)%	0.65%	1.84%	3.74%
PIMCO Short-Term Fund Class R	(0.03)%	0.70%	1.89%	3.88%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	3.35%*
Lipper Ultra-Short Obligation Funds Average	0.06%	0.60%	1.74%	4.49%*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.71% for Class D shares, 0.71% for Class A shares, 1.01% for Class C shares, and 0.96% for Class R shares.

Investment Objective and Strategy Overview

»

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Long exposure to 3-year core eurozone interest rates benefited performance as 3-year eurozone swap rates decreased.

»	Short exposure to the euro versus the U.S. dollar detracted from performance, as this currency appreciated relative to the U.S. dollar.

»

Exposure to investment grade corporate securities, commercial mortgage-backed securities and U.S. dollar-denominated emerging market debt benefited performance, as these securities generally posted positive total returns.

»	U.S. duration hedges via interest rate swaps detracted from performance as the swaps curve rallied.

12	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Class M	$1,000.00	$1,001.10	$0.70	$1,000.00	$1,024.30	$0.71	0.14%
Class P	1,000.00	1,000.80	1.15	1,000.00	1,023.85	1.16	0.23
Class A	1,000.00	1,000.60	1.30	1,000.00	1,023.70	1.32	0.26
Class C	1,000.00	1,000.60	1.40	1,000.00	1,023.60	1.42	0.28
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,010.00	$2.76	$1,000.00	$1,022.25	$2.78	0.55%
Class P	1,000.00	1,009.40	3.27	1,000.00	1,021.75	3.29	0.65
Administrative Class	1,000.00	1,008.70	4.02	1,000.00	1,021.00	4.04	0.80
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$1,005.20	$2.61	$1,000.00	$1,022.40	$2.63	0.52%
Class P	1,000.00	1,004.70	3.11	1,000.00	1,021.90	3.13	0.62
Administrative Class	1,000.00	1,004.00	3.86	1,000.00	1,021.15	3.89	0.77
PIMCO Money Market Fund
Institutional Class	$1,000.00	$1,000.40	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Class M(a)	1,000.00	1,000.50	0.88	1,000.00	1,023.40	1.62	0.32
Administrative Class	1,000.00	1,000.40	1.25	1,000.00	1,023.75	1.26	0.25
Class A	1,000.00	1,000.10	1.60	1,000.00	1,023.40	1.62	0.32
Class C	1,000.00	1,000.10	1.60	1,000.00	1,023.40	1.62	0.32

ANNUAL REPORT	MARCH 31, 2016	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,005.60	$1.30	$1,000.00	$1,023.70	$1.32	0.26%
Class M(a)	1,000.00	1,005.60	0.72	1,000.00	1,023.70	1.32	0.26
Class P	1,000.00	1,005.10	1.80	1,000.00	1,023.20	1.82	0.36
Administrative Class	1,000.00	1,004.30	2.56	1,000.00	1,022.45	2.58	0.51
Class D	1,000.00	1,003.80	3.06	1,000.00	1,021.95	3.08	0.61
Class A	1,000.00	1,003.80	3.06	1,000.00	1,021.95	3.08	0.61
PIMCO Short-Term Fund
Institutional Class	$1,000.00	$1,005.50	$2.41	$1,000.00	$1,022.60	$2.43	0.48%
Class P	1,000.00	1,005.00	2.91	1,000.00	1,022.10	2.93	0.58
Administrative Class	1,000.00	1,004.30	3.66	1,000.00	1,021.35	3.69	0.73
Class D	1,000.00	1,004.30	3.66	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,004.30	3.66	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	1,002.80	5.16	1,000.00	1,019.85	5.20	1.03
Class R	1,000.00	1,003.00	4.91	1,000.00	1,020.10	4.95	0.98

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 12/21/15 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 101/366 for the Class M shares of the PIMCO Money Market Fund and PIMCO Short Asset Investment Fund (to reflect the period since inception date of 12/21/15). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal year.

14	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index*	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

* It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations		Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Government Money Market Fund
Class M
03/31/2016	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$(0.00)^	$0.00	$(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class P
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class A
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class C
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^

PIMCO Low Duration Fund II
Institutional Class
03/31/2016	$9.84	$0.13		$(0.07)	$0.06		$(0.17)	$0.00	$0.00	$(0.17)
03/31/2015	9.90	0.08		(0.03)	0.05		(0.11)	0.00	0.00	(0.11)
03/31/2014	10.02	0.08		(0.06)	0.02		(0.13)	(0.01)	0.00	(0.14)
03/31/2013	10.05	0.08		0.26	0.34		(0.19)	(0.18)	0.00	(0.37)
03/31/2012	9.97	0.12		0.15	0.27		(0.18)	(0.01)	0.00	(0.19)
Class P
03/31/2016	9.84	0.12		(0.07)	0.05		(0.16)	0.00	0.00	(0.16)
03/31/2015	9.90	0.08		(0.04)	0.04		(0.10)	0.00	0.00	(0.10)
03/31/2014	10.02	0.09		(0.08)	0.01		(0.12)	(0.01)	0.00	(0.13)
03/31/2013	10.05	0.06		0.27	0.33		(0.18)	(0.18)	0.00	(0.36)
03/31/2012	9.97	0.11		0.15	0.26		(0.17)	(0.01)	0.00	(0.18)
Administrative Class
03/31/2016	9.84	0.10		(0.06)	0.04		(0.15)	0.00	0.00	(0.15)
03/31/2015	9.90	0.06		(0.03)	0.03		(0.09)	0.00	0.00	(0.09)
03/31/2014	10.02	0.05		(0.06)	(0.01)		(0.10)	(0.01)	0.00	(0.11)
03/31/2013	10.05	0.05		0.26	0.31		(0.16)	(0.18)	0.00	(0.34)
03/31/2012	9.97	0.10		0.15	0.25		(0.16)	(0.01)	0.00	(0.17)

PIMCO Low Duration Fund III
Institutional Class
03/31/2016	$9.69	$0.17		$(0.18)	$(0.01)		$(0.11)	$0.00	$(0.09)	$(0.20)
03/31/2015	9.83	0.07		0.07	0.14		(0.28)	0.00	0.00	(0.28)
03/31/2014	9.97	0.11		(0.10)	0.01		(0.15)	(0.00)^	0.00	(0.15)
03/31/2013	9.91	0.16		0.31	0.47		(0.25)	(0.16)	0.00	(0.41)
03/31/2012	9.89	0.16		0.13	0.29		(0.20)	(0.07)	0.00	(0.27)
Class P
03/31/2016	9.69	0.16		(0.18)	(0.02)		(0.10)	0.00	(0.09)	(0.19)
03/31/2015	9.83	0.06		0.07	0.13		(0.27)	0.00	0.00	(0.27)
03/31/2014	9.97	0.10		(0.10)	0.00		(0.14)	(0.00)^	0.00	(0.14)
03/31/2013	9.91	0.14		0.32	0.46		(0.24)	(0.16)	0.00	(0.40)
03/31/2012	9.89	0.15		0.13	0.28		(0.19)	(0.07)	0.00	(0.26)

Please see footnotes on page 20.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1.00	0.12%	$349,528	0.16%	0.18%	0.16%	0.18%	0.05%	NA
1.00	0.02	574,154	0.10	0.18	0.10	0.18	0.00 †	NA
1.00	0.01	304,191	0.09	0.18	0.09	0.18	0.01	NA
1.00	0.05	441,479	0.17	0.18	0.17	0.18	0.03	NA
1.00	0.03	290,969	0.10	0.18	0.10	0.18	0.02	NA

1.00	0.08	1,040	0.19	0.28	0.19	0.28	0.04	NA
1.00	0.02	1,138	0.09	0.28	0.09	0.28	0.01	NA
1.00	0.01	3,657	0.09	0.28	0.09	0.28	0.01	NA
1.00	0.03	3,575	0.19	0.28	0.19	0.28	0.01	NA
1.00	0.03	520	0.13	0.28	0.13	0.28	0.02	NA

1.00	0.07	6,649	0.21	0.33	0.21	0.33	0.04	NA
1.00	0.02	9,826	0.09	0.33	0.09	0.33	0.01	NA
1.00	0.01	16,109	0.07 (c)	0.34 (c)	0.07 (c)	0.34 (c)	0.01	NA
1.00	0.03	7,067	0.19	0.43	0.19	0.43	0.01	NA
1.00	0.03	6,006	0.10	0.43	0.10	0.43	0.02	NA

1.00	0.07	3,531	0.22	0.33	0.22	0.33	0.05	NA
1.00	0.02	3,393	0.09	0.33	0.09	0.33	0.01	NA
1.00	0.01	4,895	0.08 (c)	0.34 (c)	0.08 (c)	0.34 (c)	0.01	NA
1.00	0.03	1,672	0.19	0.43	0.19	0.43	0.01	NA
1.00	0.03	1,879	0.10	0.43	0.10	0.43	0.02	NA

$9.73	0.66%	$340,320	0.54%	0.54%	0.50%	0.50%	1.29%	282%
9.84	0.53	382,254	0.50	0.50	0.50	0.50	0.82	170
9.90	0.19	630,917	0.50	0.50	0.50	0.50	0.80	355
10.02	3.41	689,767	0.50	0.50	0.50	0.50	0.76	647
10.05	2.74	825,256	0.50	0.50	0.50	0.50	1.19	1,022

9.73	0.55	527	0.64	0.64	0.60	0.60	1.27	282
9.84	0.42	1,542	0.60	0.60	0.60	0.60	0.82	170
9.90	0.09	16,460	0.60	0.60	0.60	0.60	0.94	355
10.02	3.31	1,134	0.60	0.60	0.60	0.60	0.63	647
10.05	2.64	700	0.60	0.60	0.60	0.60	1.10	1,022

9.73	0.41	10,037	0.79	0.79	0.75	0.75	1.03	282
9.84	0.27	9,909	0.75	0.75	0.75	0.75	0.58	170
9.90	(0.06)	26,223	0.75	0.75	0.75	0.75	0.55	355
10.02	3.15	26,875	0.75	0.75	0.75	0.75	0.48	647
10.05	2.49	24,904	0.75	0.75	0.75	0.75	0.95	1,022

$9.48	(0.10)%	$165,419	0.52%	0.52%	0.50%	0.50%	1.79%	257%
9.69	1.44	194,553	0.50	0.50	0.50	0.50	0.75	159
9.83	0.13	273,186	0.50	0.50	0.50	0.50	1.10	383
9.97	4.83	252,007	0.50	0.50	0.50	0.50	1.56	515
9.91	2.91	235,959	0.50	0.50	0.50	0.50	1.61	496

9.48	(0.20)	33,327	0.62	0.62	0.60	0.60	1.65	257
9.69	1.34	31,019	0.60	0.60	0.60	0.60	0.61	159
9.83	0.03	19,387	0.60	0.60	0.60	0.60	0.99	383
9.97	4.73	11,199	0.60	0.60	0.60	0.60	1.39	515
9.91	2.80	3,232	0.60	0.60	0.60	0.60	1.52	496

Please see footnotes on page 20.

ANNUAL REPORT	MARCH 31, 2016	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations		Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Low Duration Fund III (Cont.)
Administrative Class
03/31/2016	$9.69	$0.15		$(0.18)	$(0.03)		$(0.09)	$0.00	$(0.09)	$(0.18)
03/31/2015	9.83	0.05		0.06	0.11		(0.25)	0.00	0.00	(0.25)
03/31/2014	9.97	0.08		(0.09)	(0.01)		(0.13)	(0.00)^	0.00	(0.13)
03/31/2013	9.91	0.12		0.33	0.45		(0.23)	(0.16)	0.00	(0.39)
03/31/2012	9.89	0.14		0.12	0.26		(0.17)	(0.07)	0.00	(0.24)

PIMCO Money Market Fund
Institutional Class
03/31/2016	$1.00	$0.00	^	$0.00	$0.00	^	$(0.00)^	$(0.00)^	$0.00	$(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class M
12/21/2015 - 03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Administrative Class
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class A
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
Class C
03/31/2016	1.00	0.00	^	0.00	0.00	^	(0.00)^	(0.00)^	0.00	(0.00)^
03/31/2015	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^
03/31/2012	1.00	0.00	^	0.00	0.00	^	(0.00)^	0.00	0.00	(0.00)^

PIMCO Short Asset Investment Fund
Institutional Class
03/31/2016	$10.02	$0.10		$(0.02)	$0.08		$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	10.07	0.07		(0.02)	0.05		(0.08)	(0.02)	0.00	(0.10)
03/31/2014	10.07	0.06		0.02	0.08		(0.07)	(0.01)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.03		0.15	0.18		(0.04)	(0.07)	0.00	(0.11)
Class M
12/21/2015 - 03/31/2016	10.00	0.03		0.00	0.03		(0.03)	0.00	0.00	(0.03)
Class P
03/31/2016	10.02	0.10		(0.03)	0.07		(0.09)	0.00	0.00	(0.09)
03/31/2015	10.07	0.05		(0.01)	0.04		(0.07)	(0.02)	0.00	(0.09)
03/31/2014	10.07	0.05		0.02	0.07		(0.06)	(0.01)	0.00	(0.07)
05/31/2012 - 03/31/2013	10.00	0.03		0.14	0.17		(0.03)	(0.07)	0.00	(0.10)
Administrative Class
03/31/2016	10.02	0.07		(0.02)	0.05		(0.07)	0.00	0.00	(0.07)
03/31/2015	10.07	0.05		(0.02)	0.03		(0.06)	(0.02)	0.00	(0.08)
03/31/2014	10.07	0.04		0.01	0.05		(0.04)	(0.01)	0.00	(0.05)
05/31/2012 - 03/31/2013	10.00	0.02		0.14	0.16		(0.02)	(0.07)	0.00	(0.09)
Class D
03/31/2016	10.02	0.06		(0.02)	0.04		(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03		(0.01)	0.02		(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03		0.01	0.04		(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01		0.14	0.15		(0.01)	(0.07)	0.00	(0.08)

Please see footnotes on page 20.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.48	(0.35)%	$5,991	0.77%		0.77%		0.75%		0.75%		1.54%		257%
9.69	1.19	6,904	0.75		0.75		0.75		0.75		0.48		159
9.83	(0.12)	5,855	0.75		0.75		0.75		0.75		0.82		383
9.97	4.58	2,486	0.75		0.75		0.75		0.75		1.22		515
9.91	2.65	665	0.75		0.75		0.75		0.75		1.38		496

$1.00	0.05%	$250,960	0.24%		0.32%		0.24%		0.32%		0.05%		NA
1.00	0.02	286,243	0.10		0.32		0.10		0.32		0.01		NA
1.00	0.01	227,395	0.08		0.32		0.08		0.32		0.01		NA
1.00	0.04	180,079	0.18		0.32		0.18		0.32		0.03		NA
1.00	0.06	376,987	0.10		0.32		0.10		0.32		0.04		NA

1.00	0.04	10	0.32	*	0.32	*	0.32	*	0.32	*	0.14	*	NA

1.00	0.05	82,889	0.20		0.32		0.20		0.32		0.03		NA
1.00	0.02	123,989	0.10		0.32		0.10		0.32		0.01		NA
1.00	0.01	104,535	0.06	(d)	0.38	(d)	0.06	(d)	0.38	(d)	0.01		NA
1.00	0.04	179,878	0.18		0.57		0.18		0.57		0.02		NA
1.00	0.06	182,873	0.09		0.57		0.09		0.57		0.04		NA

1.00	0.02	163,880	0.24		0.47		0.24		0.47		0.01		NA
1.00	0.02	181,714	0.10		0.47		0.10		0.47		0.01		NA
1.00	0.01	235,292	0.08	(c)	0.49	(c)	0.08	(c)	0.49	(c)	0.01		NA
1.00	0.04	161,739	0.18		0.57		0.18		0.57		0.02		NA
1.00	0.06	171,555	0.09		0.57		0.09		0.57		0.04		NA

1.00	0.02	76,827	0.25		0.47		0.25		0.47		0.01		NA
1.00	0.02	73,651	0.10		0.47		0.10		0.47		0.01		NA
1.00	0.01	113,891	0.07	(c)	0.48	(c)	0.07	(c)	0.48	(c)	0.01		NA
1.00	0.04	58,387	0.18		0.57		0.18		0.57		0.03		NA
1.00	0.06	79,279	0.09		0.57		0.09		0.57		0.04		NA

$10.00	0.79%	$599,714	0.25%		0.35%		0.24%		0.34%		0.96%		256%
10.02	0.50	231,977	0.26		0.36		0.24		0.34		0.71		2,324
10.07	0.78	151,103	0.25		0.35		0.24		0.34		0.64		882
10.07	1.79	54,848	0.28	*	0.93	*	0.24	*	0.89	*	0.39	*	5,301

10.00	0.34	10	0.25	*	0.35	*	0.24	*	0.34	*	1.17	*	256

10.00	0.69	53,296	0.35		0.45		0.34		0.44		0.97		256
10.02	0.40	496	0.36		0.46		0.34		0.44		0.53		2,324
10.07	0.68	1,949	0.35		0.45		0.34		0.44		0.52		882
10.07	1.70	78	0.38	*	0.66	*	0.34	*	0.62	*	0.37	*	5,301

10.00	0.54	321	0.50		0.60		0.49		0.59		0.68		256
10.02	0.25	438	0.51		0.61		0.49		0.59		0.46		2,324
10.07	0.53	1,109	0.50		0.60		0.49		0.59		0.38		882
10.07	1.58	44	0.53	*	0.75	*	0.49	*	0.71	*	0.23	*	5,301

10.00	0.44	5,008	0.60		0.70		0.59		0.69		0.63		256
10.02	0.15	4,888	0.61		0.71		0.59		0.69		0.30		2,324
10.07	0.43	8,853	0.60		0.70		0.59		0.69		0.30		882
10.07	1.51	5,217	0.63	*	1.15	*	0.59	*	1.11	*	0.12	*	5,301

Please see footnotes on page 20.

ANNUAL REPORT	MARCH 31, 2016	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Short Asset Investment Fund (Cont.)
Class A
03/31/2016	$10.02	$0.07	$(0.03)	$0.04	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)
05/31/2012 - 03/31/2013	10.00	0.01	0.14	0.15	(0.01)	(0.07)	0.00	(0.08)

PIMCO Short-Term Fund
Institutional Class
03/31/2016	$9.79	$0.14	$(0.09)	$0.05	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	0.00	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	0.00	(0.11)
03/31/2013	9.80	0.10	0.12	0.22	(0.10)	(0.03)	0.00	(0.13)
03/31/2012	9.89	0.12	0.01	0.13	(0.13)	(0.09)	0.00	(0.22)
Class P
03/31/2016	9.79	0.13	(0.09)	0.04	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	0.00	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	0.00	(0.10)
03/31/2013	9.80	0.09	0.12	0.21	(0.09)	(0.03)	0.00	(0.12)
03/31/2012	9.89	0.11	0.01	0.12	(0.12)	(0.09)	0.00	(0.21)
Administrative Class
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	0.00	(0.19)
Class D
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	0.00	(0.19)
Class A
03/31/2016	9.79	0.12	(0.10)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
03/31/2013	9.80	0.08	0.12	0.20	(0.08)	(0.03)	0.00	(0.11)
03/31/2012	9.89	0.10	0.00	0.10	(0.10)	(0.09)	0.00	(0.19)
Class C
03/31/2016	9.79	0.09	(0.10)	(0.01)	(0.12)	0.00	0.00	(0.12)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	0.00	(0.06)
03/31/2013	9.80	0.05	0.12	0.17	(0.05)	(0.03)	0.00	(0.08)
03/31/2012	9.89	0.07	0.00	0.07	(0.07)	(0.09)	0.00	(0.16)
Class R
03/31/2016	9.79	0.09	(0.09)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	0.00	(0.06)
03/31/2013	9.80	0.06	0.11	0.17	(0.05)	(0.03)	0.00	(0.08)
03/31/2012	9.89	0.07	0.01	0.08	(0.08)	(0.09)	0.00	(0.17)

*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount rounding to less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.
(d)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.25% to 0.00%.
(e)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(f)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.00	0.43%	$58,738	0.60%		0.70%		0.59%		0.69%		0.67%	256%
10.02	0.15	6,168	0.61		0.71		0.59		0.69		0.34	2,324
10.07	0.43	5,359	0.60		0.70		0.59		0.69		0.28	882
10.07	1.51	211	0.63	*	0.90	*	0.59	*	0.86	*	0.07 *	5,301

$9.66	0.47%	$8,433,549	0.47%		0.47%		0.45%		0.45%		1.42%	1,753%
9.79	1.00	10,827,073	0.46		0.46		0.45		0.45		0.86	283
9.88	1.00	10,141,064	0.46		0.46		0.45		0.45		1.07	252
9.89	2.27	7,101,022	0.46		0.46		0.45		0.45		1.05	180
9.80	1.28	5,669,635	0.46		0.46		0.45		0.45		1.24	307

9.66	0.37	1,155,364	0.57		0.57		0.55		0.55		1.38	1,753
9.79	0.90	426,732	0.56		0.56		0.55		0.55		0.75	283
9.88	0.90	520,949	0.56		0.56		0.55		0.55		0.97	252
9.89	2.17	393,917	0.56		0.56		0.55		0.55		0.96	180
9.80	1.18	506,161	0.56		0.56		0.55		0.55		1.13	307

9.66	0.22	1,408,999	0.72		0.72		0.70		0.70		1.16	1,753
9.79	0.75	1,779,070	0.71		0.71		0.70		0.70		0.60	283
9.88	0.75	1,889,250	0.71		0.71		0.70		0.70		0.82	252
9.89	2.02	2,771,619	0.71		0.71		0.70		0.70		0.80	180
9.80	1.03	2,911,630	0.71		0.71		0.70		0.70		0.99	307

9.66	0.22	430,087	0.72		0.72		0.70		0.70		1.18	1,753
9.79	0.75	423,665	0.71		0.71		0.70		0.70		0.60	283
9.88	0.75	531,673	0.71		0.71		0.70		0.70		0.82	252
9.89	2.02	467,348	0.71		0.71		0.70		0.70		0.80	180
9.80	1.02	411,209	0.72	(e)	0.72	(e)	0.71	(e)	0.71	(e)	0.99	307

9.66	0.22	618,410	0.72		0.72		0.70		0.70		1.18	1,753
9.79	0.75	641,931	0.71		0.71		0.70		0.70		0.60	283
9.88	0.75	988,553	0.71		0.71		0.70		0.70		0.83	252
9.89	2.02	1,191,580	0.71		0.71		0.70		0.70		0.81	180
9.80	1.02	1,035,520	0.72	(e)	0.72	(e)	0.71	(e)	0.71	(e)	0.98	307

9.66	(0.08)	178,088	1.02		1.02		1.00		1.00		0.88	1,753
9.79	0.45	190,986	1.01		1.01		1.00		1.00		0.30	283
9.88	0.45	258,462	1.01		1.01		1.00		1.00		0.52	252
9.89	1.71	196,056	1.01		1.01		1.00		1.00		0.50	180
9.80	0.72	220,406	1.02	(e)	1.02	(e)	1.01	(e)	1.01	(e)	0.68	307

9.66	(0.03)	104,036	0.97		0.97		0.95		0.95		0.94	1,753
9.79	0.50	77,909	0.96		0.96		0.95		0.95		0.35	283
9.88	0.50	59,154	0.96		0.96		0.95		0.95		0.57	252
9.89	1.77	24,513	0.96		0.96		0.95		0.95		0.57	180
9.80	0.77	8,753	0.97	(f)	0.97	(f)	0.96	(f)	0.96	(f)	0.73	307

ANNUAL REPORT	MARCH 31, 2016	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:
Investments, at value
Investments in securities*	$241,531	$461,398	$234,374	$558,496	$701,568	$14,289,478
Investments in Affiliates	0	269	3,305	0	29,755	88,054
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	64	75	0	0	4,287
Over the counter	0	463	3,805	0	0	57,077
Cash	1	37	1	1	0	457
Deposits with counterparty	0	1,092	1,247	0	505	44,484
Foreign currency, at value	0	0	452	0	0	20,201
Receivable for investments sold	0	149,766	4	3	1,093	1,299,484
Receivable for TBA investments sold	0	0	63,443	0	0	0
Receivable for Fund shares sold	119,873	105	325	18,382	755	13,396
Interest and/or dividends receivable	5	1,555	944	8	2,522	69,771
Dividends receivable from Affiliates	0	1	1	0	9	78
Total Assets	361,410	614,750	307,976	576,890	736,207	15,886,767

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$40,418	$4,538	$0	$0	$969,168
Payable for sale-buyback transactions	0	0	409	0	0	0
Payable for short sales	0	0	0	0	0	1,769,945
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	174	140	0	14	11,010
Over the counter	0	41	1,816	0	0	86,731
Payable for investments purchased	0	198,377	999	0	14,640	621,221
Payable for investments in Affiliates purchased	0	1	1	0	9	78
Payable for TBA investments purchased	0	0	92,332	0	0	0
Deposits from counterparty	0	110	2,791	0	0	25,646
Payable for Fund shares redeemed	600	24,534	105	2,125	3,869	68,032
Dividends payable	18	49	18	7	30	799
Overdraft due to custodian	0	0	0	0	363	0
Accrued investment advisory fees	27	79	43	64	57	2,674
Accrued supervisory and administrative fees	16	80	46	127	91	2,236
Accrued distribution fees	0	2	1	0	1	455
Accrued servicing fees	0	0	0	0	13	196
Accrued reimbursement to PIMCO	0	0	0	0	30	0
Other liabilities	1	1	0	1	3	43
Total Liabilities	662	263,866	103,239	2,324	19,120	3,558,234

Net Assets	$360,748	$350,884	$204,737	$574,566	$717,087	$12,328,533

Net Assets Consist of:
Paid in capital	$360,753	$360,476	$210,662	$574,561	$718,801	$12,610,312
Undistributed (overdistributed) net investment income	(23)	521	(3,069)	(1)	30	(57,837)
Accumulated undistributed net realized gain (loss)	18	(8,853)	(2,965)	6	(696)	(89,559)
Net unrealized appreciation (depreciation)	0	(1,260)	109	0	(1,048)	(134,383)
	$360,748	$350,884	$204,737	$574,566	$717,087	$12,328,533

Cost of investments in securities	$241,531	$460,616	$234,962	$558,496	$702,455	$14,362,320
Cost of investments in Affiliates	$0	$268	$3,305	$0	$29,752	$88,046
Cost of foreign currency held	$0	$0	$449	$0	$0	$19,907
Proceeds received on short sales	$0	$0	$0	$0	$0	$1,753,559
Cost or premiums of financial derivative instruments, net	$0	$440	$(40)	$0	$0	$(13,469)

* Includes repurchase agreements of:	$230,841	$679	$230	$558,496	$0	$1,208,205

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:
Institutional Class	NA	$340,320	$165,419	$250,960	$599,714	$8,433,549
Class M	$349,528	NA	NA	10	10	NA
Class P	1,040	527	33,327	NA	53,296	1,155,364
Administrative Class	NA	10,037	5,991	82,889	321	1,408,999
Class D	NA	NA	NA	NA	5,008	430,087
Class A	6,649	NA	NA	163,880	58,738	618,410
Class C	3,531	NA	NA	76,827	NA	178,088
Class R	NA	NA	NA	NA	NA	104,036

Shares Issued and Outstanding:
Institutional Class	NA	34,993	17,446	250,969	59,966	873,375
Class M	349,534	NA	NA	10	1	NA
Class P	1,040	54	3,515	NA	5,329	119,649
Administrative Class	NA	1,032	632	82,892	32	145,915
Class D	NA	NA	NA	NA	501	44,540
Class A	6,649	NA	NA	163,886	5,873	64,042
Class C	3,532	NA	NA	76,830	NA	18,443
Class R	NA	NA	NA	NA	NA	10,774

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	NA	$9.73	$9.48	$1.00	$10.00	$9.66
Class M	$1.00	NA	NA	1.00	10.00	NA
Class P	1.00	9.73	9.48	NA	10.00	9.66
Administrative Class	NA	9.73	9.48	1.00	10.00	9.66
Class D	NA	NA	NA	NA	10.00	9.66
Class A	1.00	NA	NA	1.00	10.00	9.66
Class C	1.00	NA	NA	1.00	NA	9.66
Class R	NA	NA	NA	NA	NA	9.66

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	23

Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III	PIMCO Money Market Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:
Interest, net of foreign taxes*	$729	$7,009	$4,718	$1,943	$5,489	$257,431
Dividends	0	0	0	0	0	350
Dividends from Investments in Affiliates	0	19	46	0	141	3,278
Total Income	729	7,028	4,764	1,943	5,630	261,059

Expenses:
Investment advisory fees	388	959	518	850	914	34,451
Supervisory and administrative fees	214	960	549	1,787	698	28,286
Distribution and/or servicing fees - Administrative Class	0	25	15	0	1	4,155
Distribution and/or servicing fees - Class D	0	0	0	0	11	1,011
Distribution fees - Class C	0	0	0	0	0	543
Distribution fees - Class R	0	0	0	0	0	232
Servicing fees - Class A	0	0	0	0	81	1,529
Servicing fees - Class C	0	0	0	0	0	453
Servicing fees - Class R	0	0	0	0	0	232
Trustee fees	3	2	1	3	2	73
Interest expense	3	158	40	0	61	2,988
Miscellaneous expense	17	0	0	35	22	0
Total Expenses	625	2,104	1,123	2,675	1,790	73,953
Waiver and/or Reimbursement by PIMCO	(95)	0	0	(973)	(459)	0
Net Expenses	530	2,104	1,123	1,702	1,331	73,953

Net Investment Income	199	4,924	3,641	241	4,299	187,106

Net Realized Gain (Loss):
Investments in securities	28	1,541	(3,242)	34	353	(171,439)
Investments in Affiliates	0	(10)	(32)	0	(23)	(1,578)
Exchange-traded or centrally cleared financial derivative instruments	0	(3,421)	(1,493)	0	(436)	(17,401)
Over the counter financial derivative instruments	0	871	4,641	0	17	119,797
Short Sales	0	0	0	0	0	(431)
Foreign currency	0	0	252	0	0	5,743

Net Realized Gain (Loss)	28	(1,019)	126	34	(89)	(65,309)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	0	(1,424)	455	0	(740)	51,781
Investments in Affiliates	0	1	0	0	3	8
Exchange-traded or centrally cleared financial derivative instruments	0	(260)	(335)	0	126	(7,546)
Over the counter financial derivative instruments	0	98	(4,088)	0	(8)	(112,409)
Short Sales	0	0	0	0	0	(10,717)
Foreign currency assets and liabilities	0	0	24	0	0	88

Net Change in Unrealized (Depreciation)	0	(1,585)	(3,944)	0	(619)	(78,795)

Net Increase (Decrease) in Net Assets Resulting from Operations	$227	$2,320	$(177)	$275	$3,591	$43,002

* Foreign tax withholdings	$0	$0	$2	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration Fund III

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$199	$25	$4,924	$4,424	$3,641	$1,970
Net realized gain (loss)	28	49	(1,019)	5,504	126	(392)
Net change in unrealized appreciation (depreciation)	0	0	(1,585)	(6,513)	(3,944)	2,045

Net Increase (Decrease) in Net Assets Resulting from Operations	227	74	2,320	3,415	(177)	3,623

Distributions to Shareholders:
From net investment income(a)
Institutional Class	0	0	(6,625)	(6,184)	(2,026)	(6,041)
Class M	(216)	(73)	0	0	0	0
Class P	(1)	(0)	(20)	(64)	(328)	(756)
Administrative Class	0	0	(152)	(177)	(55)	(178)
Class A	(4)	(2)	0	0	0	0
Class C	(2)	(1)	0	0	0	0
From net realized capital gains(a)
Institutional Class	0	0	0	0	0	0
Class M	(39)	0	0	0	0	0
Class P	(0)	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class A	(2)	0	0	0	0	0
Class C	(1)	0	0	0	0	0
Tax basis return of capital(a)
Institutional Class	0	0	0	0	(1,598)	0
Class M	0	0	0	0	0	0
Class P	0	0	0	0	(292)	0
Administrative Class	0	0	0	0	(54)	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions	(265)	(76)	(6,797)	(6,425)	(4,353)	(6,975)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(227,725)	259,661	(38,344)	(276,885)	(23,209)	(62,600)

Total Increase (Decrease) in Net Assets	(227,763)	259,659	(42,821)	(279,895)	(27,739)	(65,952)

Net Assets:
Beginning of year	588,511	328,852	393,705	673,600	232,476	298,428
End of year*	$360,748	$588,511	$350,884	$393,705	$204,737	$232,476

* Including undistributed (overdistributed) net investment income of:	$(23)	$(7)	$521	$1,008	$(3,069)	$(5,544)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	25

Statements of Changes in Net Assets (Cont.)

	PIMCO Money Market Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$241	$34	$4,299	$1,405	$187,106	$115,297
Net realized gain (loss)	34	79	(89)	133	(65,309)	132,213
Net change in unrealized (depreciation)	0	0	(619)	(386)	(78,795)	(104,570)

Net Increase in Net Assets Resulting from Operations	275	113	3,591	1,152	43,002	142,940

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(201)	(79)	(4,053)	(1,603)	(181,104)	(154,542)
Class M	(0)	(0)	0	0	0	0
Class P	0	0	(209)	(8)	(13,225)	(6,602)
Administrative Class	(35)	(24)	(2)	(3)	(25,155)	(22,424)
Class D	0	0	(31)	(24)	(6,261)	(5,622)
Class A	(19)	(49)	(234)	(30)	(9,555)	(9,047)
Class B	0	(0)^	0	0	0	(2)^
Class C	(8)	(22)	0	0	(2,273)	(1,922)
Class R	0	0	0	0	(1,248)	(680)
From net realized capital gains(a)
Institutional Class	(33)	0	0	(289)	0	(56,107)
Class M	0	0	0	0	0	0
Class P	0	0	0	(1)	0	(2,301)
Administrative Class	(5)	0	0	(1)	0	(9,447)
Class D	0	0	0	(7)	0	(2,290)
Class A	(11)	0	0	(12)	0	(3,535)
Class B	0	0	0	0	0	(2)^
Class C	(5)	0	0	0	0	(1,052)
Class R	0	0	0	0	0	(362)
Tax basis return of capital(a)
Institutional Class	0	0	0	0	0	0
Class M	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions	(317)	(174)	(4,529)	(1,978)	(238,821)	(275,937)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(90,989)	(18,797)	474,058	76,420	(1,843,014)	110,617

Total Increase (Decrease) in Net Assets	(91,031)	(18,858)	473,120	75,594	(2,038,833)	(22,380)

Net Assets:
Beginning of year	665,597	684,455	243,967	168,373	14,367,366	14,389,746
End of year*	$574,566	$665,597	$717,087	$243,967	$12,328,533	$14,367,366

* Including undistributed (overdistributed) net investment income of:	$(1)	$(1)	$30	$(19)	$(57,837)	$22,714

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Government Money Market Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 67.0%

SHORT-TERM INSTRUMENTS 67.0%

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 14.6%
		$52,600

SHORT-TERM NOTES 3.0%
Federal Farm Credit Bank
0.460% due 12/19/2016	$8,700	8,690
0.520% due 06/20/2016	2,000	2,000

		10,690

MARKET VALUE (000S)
TREASURY REPURCHASE AGREEMENTS (a) 49.4%
$178,241

Total Short-Term Instruments (Cost $241,531)	241,531

Total Investments in Securities (Cost $241,531)	241,531

Total Investments 67.0% (Cost $241,531)	$241,531

Other Assets and Liabilities, net 33.0%	119,217

Net Assets 100.0%	$360,748

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.480%	03/31/2016	04/01/2016	$10,000	Ginnie Mae 3.500% due 03/20/2045	$(10,388)	$10,000	$10,000
FAR	0.540	03/31/2016	04/01/2016	25,700	Freddie Mac 3.500% due 09/01/2045	(26,530)	25,700	25,701
GSC	0.470	03/31/2016	04/01/2016	16,900	Freddie Mac 4.000% due 03/01/2043	(17,468)	16,900	16,900

Treasury Repurchase Agreements
BOS	0.470	03/31/2016	04/01/2016	6,700	U.S. Treasury Bonds 3.625% due 02/15/2044	(6,885)	6,700	6,700
BPG	0.460	03/31/2016	04/01/2016	15,700	U.S. Treasury Notes 1.750% due 05/15/2023	(16,061)	15,700	15,700
IND	0.470	03/31/2016	04/01/2016	25,700	U.S. Treasury Notes 4.000% due 08/15/2018	(26,246)	25,700	25,701
MBC	0.460	03/31/2016	04/01/2016	25,700	U.S. Treasury Notes 1.875% due 10/31/2022	(26,509)	25,700	25,700
RDR	0.470	03/31/2016	04/01/2016	25,700	U.S. Treasury Notes 1.750% due 09/30/2022	(26,310)	25,700	25,701
SCX	0.470	03/31/2016	04/01/2016	25,700	U.S. Treasury Bonds 2.750% due 11/15/2042	(6,266)	25,700	25,700
					U.S. Treasury Notes 0.750% - 1.000% due 03/31/2018 - 09/30/2019	(20,014)
SGY	0.440	03/31/2016	04/01/2016	24,600	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	(25,117)	24,600	24,600
SSB	0.010	03/31/2016	04/01/2016	2,741	U.S. Treasury Notes 2.125% due 08/15/2021	(2,799)	2,741	2,741
TDM	0.460	03/31/2016	04/01/2016	25,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(26,614)	25,700	25,700

Total Repurchase Agreements						$(237,207)	$230,841	$230,844

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$6,700	$0	$0	$6,700	$(6,885)	$(185)
BPG	25,700	0	0	25,700	(26,449)	(749)
FAR	25,701	0	0	25,701	(26,530)	(829)
GSC	16,900	0	0	16,900	(17,468)	(568)
IND	25,701	0	0	25,701	(26,246)	(545)
MBC	25,700	0	0	25,700	(26,509)	(809)
RDR	25,701	0	0	25,701	(26,310)	(609)
SCX	25,700	0	0	25,700	(26,281)	(581)
SGY	24,600	0	0	24,600	(25,117)	(517)
SSB	2,741	0	0	2,741	(2,799)	(58)
TDM	25,700	0	0	25,700	(26,615)	(915)

Total Borrowings and Other Financing Transactions	$230,844	$0	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO Government Money Market Fund (Cont.)

March 31, 2016

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$52,600	$0	$52,600
Short-Term Notes	0	10,690	0	10,690
Treasury Repurchase Agreements	0	178,241	0	178,241

Total Investments	$0	$241,531	$0	$241,531

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund II

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.5%

CORPORATE BONDS & NOTES 63.4%

BANKING & FINANCE 21.8%
American Express Credit Corp.
1.365% due 05/26/2020	$9,000	$8,818
Bank of America Corp.
1.394% due 09/15/2026	400	346
2.650% due 04/01/2019	7,500	7,639
BB&T Corp.
1.337% due 01/15/2020	1,100	1,086
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	214
Caterpillar Financial Services Corp.
2.250% due 12/01/2019	700	717
Chubb INA Holdings, Inc.
2.300% due 11/03/2020	1,000	1,018
Citizens Bank N.A.
2.500% due 03/14/2019	1,400	1,415
Goldman Sachs Group, Inc.
1.718% due 11/15/2018	100	100
1.779% due 04/23/2020	4,000	3,977
1.818% due 04/30/2018	1,500	1,507
1.834% due 09/15/2020	700	696
2.236% due 11/29/2023	200	200
HSBC Finance Corp.
1.065% due 06/01/2016	600	600
HSBC USA, Inc.
1.228% due 11/13/2019	750	733
1.390% due 08/07/2018	4,000	3,972
Intercontinental Exchange, Inc.
2.750% due 12/01/2020	2,000	2,048
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,304
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	862
JPMorgan Chase Bank N.A.
0.962% due 06/13/2016	700	700
6.000% due 10/01/2017	3,500	3,717
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	9,300	9,283
Morgan Stanley
1.899% due 04/25/2018	200	201
6.625% due 04/01/2018	3,100	3,389
MUFG Union Bank N.A.
1.021% due 05/05/2017	7,900	7,862
PNC Bank N.A.
1.950% due 03/04/2019	2,900	2,932
State Street Corp.
1.518% due 08/18/2020	1,900	1,893
Wachovia Corp.
0.992% due 10/15/2016	7,000	6,998
WEA Finance LLC
1.750% due 09/15/2017	200	199

		76,426

INDUSTRIALS 33.0%
AbbVie, Inc.
1.750% due 11/06/2017	6,000	6,031
Amgen, Inc.
0.998% due 05/22/2017	2,900	2,894
2.500% due 11/15/2016	4,700	4,747
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	900	913
2.650% due 02/01/2021	500	514

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BMW U.S. Capital LLC
0.973% due 06/02/2017	$6,000	$5,983
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,021
Chevron Corp.
1.148% due 11/15/2021	9,000	8,653
ConocoPhillips Co.
1.517% due 05/15/2022	700	643
Daimler Finance North America LLC
0.985% due 03/10/2017	4,700	4,680
2.000% due 08/03/2018	1,200	1,211
2.950% due 01/11/2017	3,650	3,702
eBay, Inc.
1.096% due 08/01/2019	5,000	4,854
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,312
5.400% due 11/01/2020	2,000	2,237
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017	1,400	1,403
2.450% due 10/05/2017	2,000	2,014
Intel Corp.
2.450% due 07/29/2020	400	414
Lowe’s Cos., Inc.
1.055% due 09/10/2019	3,000	2,997
1.232% due 09/14/2018	2,000	2,012
Medtronic, Inc.
1.434% due 03/15/2020	4,500	4,491
Merck & Co., Inc.
0.996% due 02/10/2020	1,000	996
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	447
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	1,500	1,501
1.950% due 09/12/2017	4,000	4,016
2.350% due 03/04/2019	2,400	2,441
President and Fellows of Harvard College
6.000% due 01/15/2019	7,000	7,902
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,984
Roche Holdings, Inc.
0.969% due 09/30/2019	9,000	8,907
SABMiller Holdings, Inc.
2.200% due 08/01/2018	500	511
3.750% due 01/15/2022	6,124	6,507
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	402
1.450% due 07/17/2017	700	704
1.900% due 07/16/2018	700	711
Vanderbilt University
5.250% due 04/01/2019	4,600	5,123
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	7,000	6,953

		115,831

UTILITIES 8.6%
AT&T, Inc.
1.305% due 03/11/2019	1,500	1,489
2.950% due 05/15/2016	100	100
3.000% due 06/30/2022	1,100	1,118
Baltimore Gas & Electric Co.
5.900% due 10/01/2016	1,391	1,426
Commonwealth Edison Co.
1.950% due 09/01/2016	1,045	1,049
Consumers Energy Co.
6.700% due 09/15/2019	100	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DTE Energy Co.
2.400% due 12/01/2019	$400	$404
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,405
2.150% due 11/15/2016	1,200	1,209
Duke Energy Progress LLC
0.818% due 11/20/2017	4,500	4,443
MidAmerican Energy Co.
5.950% due 07/15/2017	1,500	1,587
OGE Energy Corp.
1.175% due 11/24/2017	4,000	3,996
Verizon Communications, Inc.
2.382% due 09/14/2018	1,200	1,228
2.500% due 09/15/2016	2,743	2,765
2.550% due 06/17/2019	4,700	4,840
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,814

		29,989

Total Corporate Bonds & Notes (Cost $222,163)		222,246

MUNICIPAL BONDS & NOTES 2.3%

CALIFORNIA 1.4%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	5,009

NEW JERSEY 0.9%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	3,100	3,097

Total Municipal Bonds & Notes (Cost $8,088)		8,106

U.S. GOVERNMENT AGENCIES 26.4%
Fannie Mae
0.883% due 10/25/2030	42	42
1.183% due 06/25/2040	2,320	2,362
1.522% due 07/01/2042	102	104
1.572% due 09/01/2041	329	335
1.722% due 08/01/2030	53	53
2.317% due 01/01/2035	83	87
2.514% due 07/01/2035	74	77
2.546% due 12/01/2034	254	265
2.625% due 01/01/2024	32	32
2.641% due 11/01/2034	513	541
2.683% due 06/01/2035	916	967
4.000% due 01/25/2033	36	38
4.400% due 09/01/2028	46	49
4.500% due 08/01/2018 - 01/01/2036	3,029	3,215
5.000% due 01/01/2030	266	294
5.703% due 12/25/2042	85	98
5.817% due 01/25/2040 (a)	3,274	588
6.000% due 11/01/2016 - 11/01/2022	58	59
8.000% due 11/25/2023	41	46
Fannie Mae, TBA
3.500% due 06/01/2046	4,000	4,181
4.000% due 04/01/2046 - 06/01/2046	25,000	26,678
4.500% due 05/01/2046 - 06/13/2046	37,500	40,750
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	462	470

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.000% due 05/15/2037 (b)(c)	$1,398	$1,294
0.836% due 06/15/2018	6	6
0.986% due 07/15/2041	1,526	1,528
1.156% due 05/15/2037	527	530
1.522% due 02/25/2045	337	355
2.000% due 11/15/2026	2,841	2,883
2.518% due 07/01/2035	132	139
2.976% due 03/01/2035	58	61
6.014% due 04/15/2037 (a)	2,872	566
6.500% due 07/25/2043	638	759
8.500% due 06/01/2025	3	3
8.982% due 08/15/2044	1,458	1,772
Ginnie Mae
0.885% due 06/20/2065	754	747
1.750% due 04/20/2022 - 05/20/2027	273	283
1.875% due 07/20/2023 - 07/20/2030	242	251
2.000% due 10/20/2025	160	166

Total U.S. Government Agencies (Cost $91,862)		92,674

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)(h)	32,385	32,973
0.125% due 04/15/2019 (f)(h)	15,671	16,016
0.625% due 07/15/2021 (f)	10,511	11,046
1.375% due 02/15/2044	1,017	1,141

Total U.S. Treasury Obligations (Cost $60,565)		61,176

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.0%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	306	306
2.881% due 02/25/2045	190	190
BAMLL Commercial Mortgage Securities Trust
1.656% due 01/15/2028	2,000	1,986
Banc of America Commercial Mortgage Trust
5.557% due 04/10/2049	792	808
5.617% due 07/10/2046	368	370
Banc of America Funding Trust
2.826% due 05/25/2035	955	975
BCAP LLC Trust
0.335% due 09/26/2035	134	133
2.692% due 05/26/2036	1,653	1,658
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	459	461
2.502% due 02/25/2033	3	3
2.924% due 03/25/2035	79	79
2.926% due 02/25/2033	14	13
2.971% due 01/25/2034	93	94
3.125% due 02/25/2036 ^	60	57
Bear Stearns ALT-A Trust
3.006% due 05/25/2035	531	511
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	83	84
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049	800	825
6.137% due 12/10/2049	170	178
Citigroup Mortgage Loan Trust, Inc.
0.786% due 05/25/2037	117	117
2.430% due 09/25/2035	128	127
2.650% due 09/25/2035	149	149
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	3,730	3,819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^	$581	$511
2.664% due 11/25/2034	149	141
2.757% due 02/20/2035	222	221
2.807% due 11/19/2033	57	56
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,155	1,174
5.383% due 02/15/2040	153	155
6.067% due 02/15/2041	1,100	1,148
6.143% due 06/15/2038	148	148
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032	39	36
4.902% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.937% due 09/26/2047	494	491
Extended Stay America Trust
2.958% due 12/05/2031	200	201
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,022	2,071
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	590	602
5.892% due 07/10/2038	31	31
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	932
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,063
GSR Mortgage Loan Trust
2.277% due 06/25/2034	706	678
2.838% due 09/25/2035	904	908
Hilton USA Trust
1.441% due 11/05/2030	907	904
HomeBanc Mortgage Trust
0.673% due 07/25/2035	2,480	2,330
Impac CMB Trust
1.133% due 02/25/2036	1,397	1,361
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	989	1,000
5.420% due 01/15/2049	90	92
5.440% due 06/12/2047	1,784	1,815
5.794% due 02/12/2051	1,237	1,286
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051	628	634
JPMorgan Mortgage Trust
2.737% due 04/25/2035	1,437	1,428
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	470	473
5.424% due 02/15/2040	658	669
MASTR Adjustable Rate Mortgages Trust
2.812% due 11/21/2034	1,417	1,442
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.296% due 08/15/2032	2,160	2,050
Merrill Lynch Mortgage Investors Trust
2.644% due 02/25/2035	318	317
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	408
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	2,047
Prime Mortgage Trust
0.833% due 02/25/2034	50	47
RBSSP Resecuritization Trust
2.581% due 12/25/2035	1,086	1,088
2.790% due 01/26/2036	1,980	1,996
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037	430	321
0.682% due 07/19/2035	144	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.092% due 09/19/2032	$104	$101
1.648% due 05/19/2035	1,779	1,709
8.914% due 06/25/2029	86	89
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.515% due 07/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,069	1,073
5.765% due 07/15/2045	2,287	2,284
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2045	131	123
0.703% due 12/25/2045	158	146
0.723% due 10/25/2045	106	99
1.081% due 01/25/2047	146	131
1.421% due 01/25/2046	680	652
1.551% due 11/25/2042	26	24
1.751% due 06/25/2042	50	48
Wells Fargo Mortgage-Backed Securities Trust
2.838% due 01/25/2035	543	546
2.841% due 06/25/2035	2,741	2,768

Total Non-Agency Mortgage-Backed Securities (Cost $56,811)		56,153

ASSET-BACKED SECURITIES 5.8%
Access Group, Inc.
0.849% due 07/25/2022	111	110
Accredited Mortgage Loan Trust
1.136% due 04/25/2035	3,653	3,616
Ally Auto Receivables Trust
0.680% due 07/17/2017	315	315
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
1.672% due 08/15/2033	620	588
2.086% due 03/15/2032	225	218
Bear Stearns Asset-Backed Securities Trust
1.433% due 10/25/2037	458	422
Capital Auto Receivables Asset Trust
1.138% due 11/20/2018	900	900
Countrywide Asset-Backed Certificates
0.613% due 09/25/2036	267	263
0.673% due 12/25/2031 ^	84	61
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036	19	10
Educational Services of America, Inc.
1.583% due 09/25/2040	828	826
First Franklin Mortgage Loan Trust
1.153% due 05/25/2035	100	98
Fremont Home Loan Trust
0.493% due 01/25/2037	10	5
GSAMP Trust
0.503% due 12/25/2036	68	34
HSI Asset Loan Obligation Trust
0.496% due 12/25/2036	110	43
Navient Private Education Loan Trust
1.636% due 12/15/2028	900	877
Navient Student Loan Trust
0.733% due 09/26/2022	2,143	2,118
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035	423	422
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.513% due 03/25/2035	500	456
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^	106	33
SLC Student Loan Trust
0.734% due 09/15/2026	1,000	966

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024	$2,438	$2,410
0.824% due 12/15/2023	3,626	3,576
SLM Private Education Loan Trust
1.186% due 10/16/2023	188	188
1.536% due 08/15/2023	696	696
SLM Student Loan Trust
0.709% due 10/25/2024	818	801
Structured Asset Investment Loan Trust
1.408% due 10/25/2033	281	272

Total Asset-Backed Securities (Cost $20,448)		20,364

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.2%
		679

Total Short-Term Instruments (Cost $679)		679

Total Investments in Securities (Cost $460,616)		461,398

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	27,174	$269

Total Short-Term Instruments (Cost $268)		269

Total Investments in Affiliates (Cost $268)		269

Total Investments 131.6% (Cost $460,884)		$461,667

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $440)		312

Other Assets and Liabilities, net (31.7%)		(111,095)

Net Assets 100.0%		$350,884

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$679	U.S. Treasury Notes 3.750% due 11/15/2018	$(698)	$679	$679

Total Repurchase Agreements						$(698)	$679	$679

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(2,694)	$(2,700)
	0.740	03/04/2016	04/04/2016	(2,274)	(2,276)
BSN	0.550	01/15/2016	04/15/2016	(1,440)	(1,442)
	0.600	02/03/2016	04/04/2016	(6,806)	(6,813)
	0.600	02/04/2016	04/05/2016	(7,641)	(7,648)
	0.600	02/05/2016	04/05/2016	(5,981)	(5,987)
	0.600	02/08/2016	04/08/2016	(7,107)	(7,113)
	0.600	02/09/2016	04/11/2016	(2,472)	(2,474)
GRE	0.650	03/23/2016	04/06/2016	(1,645)	(1,645)
	0.650	03/28/2016	04/04/2016	(982)	(982)
	0.660	02/16/2016	04/18/2016	(1,338)	(1,338)

Total Reverse Repurchase Agreements					$(40,418)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(38,328) at a weighted average interest rate of 0.401%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $40,870 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(4,976)	$0	$(4,976)	$5,009	$33
BSN	0	(31,477)	0	(31,477)	31,581	104
GRE	0	(3,965)	0	(3,965)	4,007	42
SSB	679	0	0	679	(698)	(19)

Total Borrowings and Other Financing Transactions	$679	$(40,418)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(40,418)	$0	$0	$(40,418)

Total Borrowings	$0	$(40,418)	$0	$0	$(40,418)

Gross amount of recognized liabilities for reverse repurchase agreements					$(40,418)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	35	$(1)	$0	$(3)
90-Day Eurodollar December Futures	Short	12/2018	100	(125)	0	(14)
90-Day Eurodollar June Futures	Short	06/2018	103	(34)	0	(13)
90-Day Eurodollar March Futures	Short	03/2018	133	(47)	0	(17)
U.S. Treasury 2-Year Note June Futures	Long	06/2016	159	9	13	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	87	11	19	0

Total Futures Contracts				$(187)	$32	$(47)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$7,000	$(284)	$(252)	$0	$(8)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	37,300	(1,672)	(1,833)	0	(65)
Pay	3-Month USD-LIBOR	2.000	12/16/2020	19,100	849	915	32	0
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	12,700	(672)	(643)	0	(47)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046	1,100	(86)	(25)	0	(7)

					$(1,865)	$(1,838)	$32	$(127)

Total Swap Agreements					$(1,865)	$(1,838)	$32	$(127)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $1,075 and cash of $1,092 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$32	$32	$64	$0	$(47)	$(127)	$(174)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150%	07/05/2016	$	31,900	$11	$3

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		78,700	26	3

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		75,100	28	3

								$65	$9

Total Purchased Options								$65	$9

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016	$	12,300	$(22)	$(27)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		12,300	(16)	(8)

								$(38)	$(35)

Total Written Options								$(38)	$(35)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	84	$77,500	$(802)
Sales	31	94,700	(246)
Closing Buys	0	(89,800)	767
Expirations	(115)	(37,800)	167
Exercised	0	(20,000)	76

Balance at End of Period	0	$24,600	$(38)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.725%	$ 3,400	$53	$(18)	$35	$0

BRC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.725	3,700	67	(29)	38	0
	JPMorgan Chase & Co.	1.000	06/20/2019	0.496	600	12	(2)	10	0
	MetLife, Inc.	1.000	03/20/2019	0.736	900	7	0	7	0
	MetLife, Inc.	1.000	06/20/2019	0.780	5,500	109	(69)	40	0

DUB	MetLife, Inc.	1.000	03/20/2019	0.736	500	8	(4)	4	0

GST	Citigroup, Inc.	1.000	06/20/2019	0.696	9,400	130	(36)	94	0

MYC	John Deere Capital Corp.	1.000	09/20/2016	0.097	6,873	131	(99)	32	0

						$517	$(257)	$260	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$ 23,400	$(43)	$134	$91	$0

GST	MCDX-25 5-Year Index	1.000	12/20/2020	26,600	(49)	152	103	0

MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	1,663	(12)	6	0	(6)

					$(104)	$292	$194	$(6)

Total Swap Agreements					$413	$35	$454	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (5)
BOA	$0	$0	$35	$35	$0	$(35)	$0	$(35)	$0	$0	$0
BRC	0	0	95	95	0	0	0	0	95	0	95
CBK	0	0	91	91	0	0	0	0	91	0	91
DUB	0	0	4	4	0	0	0	0	4	(100)	(96)
GLM	0	3	0	3	0	0	0	0	3	0	3
GST	0	0	197	197	0	0	0	0	197	0	197
MYC	0	3	32	35	0	0	(6)	(6)	29	0	29
NGF	0	3	0	3	0	0	0	0	3	0	3

Total Over the Counter	$0	$9	$454	$463	$0	$(35)	$(6)	$(41)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	0	0	0	32	32

	$0	$0	$0	$0	$64	$64

Over the counter
Purchased Options	$0	$0	$0	$0	$9	$9
Swap Agreements	0	454	0	0	0	454

	$0	$454	$0	$0	$9	$463

	$0	$454	$0	$0	$73	$527

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$47	$47
Swap Agreements	0	0	0	0	127	127

	$0	$0	$0	$0	$174	$174

Over the counter
Written Options	$0	$0	$0	$0	$35	$35
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$0	$35	$41

	$0	$6	$0	$0	$209	$215

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	(2,032)	(2,032)
Swap Agreements	0	0	0	0	(1,420)	(1,420)

	$0	$0	$0	$0	$(3,421)	$(3,421)

Over the counter
Purchased Options	$0	$0	$0	$0	$(105)	$(105)
Written Options	0	0	0	0	387	387
Swap Agreements	0	589	0	0	0	589

	$0	$589	$0	$0	$282	$871

	$0	$589	$0	$0	$(3,139)	$(2,550)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	370	370
Swap Agreements	0	0	0	0	(623)	(623)

	$0	$0	$0	$0	$(260)	$(260)

Over the counter
Purchased Options	$0	$0	$0	$0	$190	$190
Written Options	0	0	0	0	(296)	(296)
Swap Agreements	0	204	0	0	0	204

	$0	$204	$0	$0	$(106)	$98

	$0	$204	$0	$0	$(366)	$(162)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$76,426	$0	$76,426
Industrials	0	115,831	0	115,831
Utilities	0	29,989	0	29,989
Municipal Bonds & Notes
California	0	5,009	0	5,009
New Jersey	0	3,097	0	3,097
U.S. Government Agencies	0	92,674	0	92,674
U.S. Treasury Obligations	0	61,176	0	61,176
Non-Agency Mortgage-Backed Securities	0	56,153	0	56,153
Asset-Backed Securities	0	20,364	0	20,364
Short-Term Instruments
Repurchase Agreements	0	679	0	679
	$0	$461,398	$0	$461,398

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$269	$0	$0	$269

Total Investments	$269	$461,398	$0	$461,667

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$32	$32	$0	$64
Over the counter	0	463	0	463
	$32	$495	$0	$527

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(127)	0	(174)
Over the counter	0	(41)	0	(41)
	$(47)	$(168)	$0	$(215)

Totals	$254	$461,725	$0	$461,979

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund III

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.5%

BANK LOAN OBLIGATIONS 0.1%
Chrysler Group LLC
3.500% due 05/24/2017		$278	$278

Total Bank Loan Obligations (Cost $278)			278

CORPORATE BONDS & NOTES 44.5%

BANKING & FINANCE 30.8%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	500
Ally Financial, Inc.
2.750% due 01/30/2017		900	898
American Tower Corp.
2.800% due 06/01/2020		1,000	1,006
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	56
Bank of America Corp.
0.947% due 08/15/2016		$100	100
1.394% due 09/15/2026		100	86
5.650% due 05/01/2018		1,000	1,074
Bank of America N.A.
0.934% due 06/15/2017		1,500	1,491
1.750% due 06/05/2018		1,000	1,000
Bankia S.A.
4.375% due 02/14/2017	EUR	100	118
BB&T Corp.
1.337% due 01/15/2020		$600	592
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	107
BPCE S.A.
1.385% due 03/06/2017	GBP	300	432
1.625% due 02/10/2017		$500	500
CIT Group, Inc.
4.250% due 08/15/2017		800	816
5.000% due 05/15/2017		1,100	1,122
Citigroup, Inc.
1.311% due 04/27/2018		600	596
1.498% due 07/30/2018		2,100	2,093
2.009% due 03/30/2021		800	803
Citizens Bank N.A.
2.300% due 12/03/2018		400	403
2.500% due 03/14/2019		400	404
Commonwealth Bank of Australia
1.750% due 11/02/2018		300	301
Credit Agricole S.A.
1.605% due 06/10/2020		1,300	1,287
Credit Suisse AG
1.308% due 01/29/2018		1,000	995
Eksportfinans ASA
5.500% due 05/25/2016		1,500	1,509
5.500% due 06/26/2017		600	625
Ford Motor Credit Co. LLC
1.534% due 06/15/2018		1,000	986
1.549% due 11/04/2019		1,000	965
2.145% due 01/09/2018		500	500
2.200% due 01/08/2019		500	500
3.000% due 06/12/2017		400	405
5.000% due 05/15/2018		300	317
General Motors Financial Co., Inc.
1.977% due 04/10/2018		600	595
2.182% due 01/15/2020		700	676
3.000% due 09/25/2017		600	606
3.200% due 07/13/2020		600	599
Goldman Sachs Group, Inc.
1.779% due 04/23/2020		1,200	1,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.818% due 04/30/2018		$800	$804
2.236% due 11/29/2023		700	699
6.000% due 06/15/2020		500	571
7.500% due 02/15/2019		200	231
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		100	102
HBOS PLC
1.329% due 09/30/2016		300	299
HSBC Holdings PLC
2.874% due 03/08/2021		300	307
HSBC USA, Inc.
1.228% due 11/13/2019		2,000	1,954
Industrial Bank of Korea
3.750% due 09/29/2016		800	810
ING Bank NV
2.050% due 08/17/2018		400	402
International Lease Finance Corp.
5.750% due 05/15/2016		100	100
7.125% due 09/01/2018		900	983
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	1,200	1,715
1.145% due 03/01/2018		$500	496
2.115% due 03/01/2021		500	508
6.000% due 01/15/2018		600	646
KEB Hana Bank
4.000% due 11/03/2016		500	508
Kookmin Bank
1.496% due 01/27/2017		1,800	1,801
LeasePlan Corp. NV
2.500% due 05/16/2018		200	198
3.000% due 10/23/2017		200	202
Lloyds Bank PLC
1.168% due 05/14/2018		900	894
2.000% due 08/17/2018		800	803
Macquarie Bank Ltd.
1.738% due 07/29/2020		1,000	988
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	501
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		400	408
Morgan Stanley
1.996% due 02/01/2019		1,000	1,010
MUFG Americas Holdings Corp.
1.190% due 02/09/2018		500	497
MUFG Union Bank N.A.
1.021% due 05/05/2017		900	896
Navient Corp.
5.500% due 01/15/2019		200	198
Nordea Bank AB
1.482% due 09/17/2018		700	699
PNC Bank N.A.
1.950% due 03/04/2019		600	607
Pricoa Global Funding
1.350% due 08/18/2017		2,200	2,192
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		1,700	1,862
Santander Bank N.A.
1.551% due 01/12/2018		800	793
Shinhan Bank
1.270% due 04/08/2017		2,700	2,696
Springleaf Finance Corp.
5.750% due 09/15/2016		200	202
6.900% due 12/15/2017		1,000	1,035
Sumitomo Mitsui Banking Corp.
1.200% due 01/16/2018		1,300	1,294
Toronto-Dominion Bank
2.250% due 09/25/2019		1,000	1,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
1.195% due 06/01/2017		$1,000	$999
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (b)		1,000	1,001
WEA Finance LLC
1.750% due 09/15/2017		200	199
Wells Fargo & Co.
1.975% due 03/04/2021		900	916
2.150% due 01/15/2019		600	611
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	1,005

			62,918

INDUSTRIALS 7.0%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		400	402
BMW U.S. Capital LLC
0.973% due 06/02/2017		2,600	2,593
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		100	98
CCO Safari LLC
3.579% due 07/23/2020		500	511
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	400
ConocoPhillips Co.
1.517% due 05/15/2022		300	276
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	305
Energy Transfer Partners LP
6.700% due 07/01/2018		200	210
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		200	185
Georgia-Pacific LLC
2.539% due 11/15/2019		800	804
5.400% due 11/01/2020		200	224
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	208
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017		$400	401
2.450% due 10/05/2017		600	604
Humana, Inc.
7.200% due 06/15/2018		300	334
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	227
Kinder Morgan, Inc.
3.050% due 12/01/2019		300	296
7.000% due 06/15/2017		200	210
7.250% due 06/01/2018		200	214
Korea National Oil Corp.
4.000% due 10/27/2016		1,200	1,220
Kraft Heinz Foods Co.
2.000% due 07/02/2018		500	505
Kroger Co.
1.150% due 10/17/2016		800	800
Lowe’s Cos., Inc.
1.232% due 09/14/2018		100	101
Newell Rubbermaid, Inc.
2.600% due 03/29/2019		100	102
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	215
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	532
Southwestern Energy Co.
3.300% due 01/23/2018		100	80
4.050% due 01/23/2020		200	146

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800	$1,222
6.421% due 06/20/2016		$200	202
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	104
6.750% due 07/01/2018		200	220
WestRock RKT Co.
4.450% due 03/01/2019		100	105
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Woodside Finance Ltd.
3.650% due 03/05/2025		100	93

			14,350

UTILITIES 6.7%
AT&T, Inc.
2.950% due 05/15/2016		100	100
5.500% due 02/01/2018		2,648	2,840
Dayton Power & Light Co.
1.875% due 09/15/2016		200	201
DTE Energy Co.
2.400% due 12/01/2019		200	202
Exelon Corp.
1.550% due 06/09/2017		100	100
Orange S.A.
2.750% due 09/14/2016		2,700	2,720
Petrobras Global Finance BV
2.238% due 05/20/2016		600	599
3.002% due 03/17/2017		850	822
3.250% due 03/17/2017		100	98
5.750% due 01/20/2020		700	605
Plains All American Pipeline LP
8.750% due 05/01/2019		100	111
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,329
Verizon Communications, Inc.
1.036% due 06/09/2017		2,200	2,196
2.382% due 09/14/2018		1,800	1,842

			13,765

Total Corporate Bonds & Notes (Cost $91,664)			91,033

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041		1,200	1,200

NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		1,500	1,499

TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.712% due 04/01/2040		67	66

Total Municipal Bonds & Notes (Cost $2,768)			2,765

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
0.533% due 01/25/2021		6	6
0.633% due 10/27/2037		1,089	1,084
0.783% due 09/25/2042		87	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.883% due 06/25/2021	$2	$2
1.000% due 01/25/2043	59	55
1.333% due 06/25/2021 - 09/25/2021	30	30
1.522% due 07/01/2042	19	19
1.572% due 09/01/2041	60	61
1.722% due 09/01/2040	6	6
2.145% due 11/01/2034	10	10
2.150% due 05/01/2035	14	14
2.212% due 11/01/2035	12	13
2.412% due 11/01/2035	41	43
2.425% due 03/01/2035	2	2
2.490% due 08/01/2035	110	116
2.514% due 07/01/2035	13	14
2.964% due 08/01/2029	33	35
3.500% due 02/25/2043 (a)	2,261	312
5.000% due 11/01/2028 - 07/25/2040	704	758
5.500% due 03/01/2023 - 02/01/2028	1,199	1,323
5.703% due 12/25/2042	8	9
5.750% due 10/25/2035	30	33
5.870% due 02/01/2031	14	14
6.000% due 03/01/2017 - 05/01/2037	14	14
7.500% due 07/25/2022	17	19
Fannie Mae, TBA
4.000% due 06/01/2046	13,000	13,850
4.500% due 06/01/2046	14,000	15,199
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	344	344
2.980% due 12/06/2020	194	198
Freddie Mac
0.473% due 12/25/2036	91	90
0.836% due 06/15/2018	2	2
0.886% due 11/15/2030	2	2
1.146% due 10/15/2037	113	114
1.522% due 02/25/2045	48	51
2.000% due 11/15/2026	1,167	1,184
2.454% due 06/01/2035	73	78
2.500% due 08/01/2035	79	83
2.518% due 07/01/2035	28	30
5.000% due 10/01/2033	11	12
6.500% due 07/25/2043	78	93
7.000% due 04/15/2023	7	7
8.982% due 08/15/2044	686	834
Ginnie Mae
0.875% due 04/20/2065	270	266
0.885% due 06/20/2065	377	373
0.991% due 12/16/2025	3	3
1.025% due 04/20/2065	296	290
1.750% due 06/20/2027 - 02/20/2032	30	31
1.877% due 02/20/2041	93	94
2.000% due 05/20/2030	20	21

Total U.S. Government Agencies (Cost $37,176)		37,328

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)	17,422	17,739
0.125% due 04/15/2019 (g)	14,862	15,190
0.625% due 07/15/2021	4,204	4,418
1.375% due 02/15/2044 (k)	712	799

Total U.S. Treasury Obligations (Cost $37,752)		38,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
American Home Mortgage Investment Trust
2.314% due 10/25/2034		$55	$55
2.881% due 02/25/2045		24	24
Banc of America Commercial Mortgage Trust
5.557% due 04/10/2049		317	323
5.617% due 07/10/2046		158	159
Banc of America Funding Trust
0.713% due 07/25/2037		161	136
2.826% due 05/25/2035		424	433
Banc of America Mortgage Trust
2.817% due 08/25/2034		256	253
3.592% due 03/25/2033		271	270
BCAP LLC Trust
0.335% due 09/26/2035		45	44
2.960% due 09/28/2036		511	509
Bear Stearns Adjustable Rate Mortgage Trust
2.926% due 02/25/2033		1	1
2.971% due 01/25/2034		14	15
Bear Stearns ALT-A Trust
2.792% due 09/25/2035		23	20
3.006% due 05/25/2035		95	91
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		83	84
Citigroup Commercial Mortgage Trust
6.137% due 12/10/2049		85	89
Citigroup Mortgage Loan Trust, Inc.
0.503% due 01/25/2037		90	69
2.660% due 05/25/2035		30	30
2.730% due 10/25/2035		18	18
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,435	1,469
Commercial Mortgage Trust
1.338% due 06/11/2027		2,000	1,980
Countrywide Home Loan Mortgage Pass-Through Trust
2.602% due 02/20/2036 ^		92	81
2.664% due 11/25/2034		57	54
2.757% due 02/20/2035		82	82
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		610	619
5.383% due 02/15/2040		230	233
5.448% due 01/15/2049		1	1
6.067% due 02/15/2041		600	626
6.143% due 06/15/2038		55	55
Credit Suisse Mortgage Capital Certificates
2.707% due 09/27/2036		371	369
2.937% due 09/26/2047		494	491
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.739% due 06/26/2035		30	30
Eurosail PLC
1.291% due 09/13/2045	GBP	122	166
1.541% due 06/13/2045		1,300	1,755
Extended Stay America Trust
2.958% due 12/05/2031		$200	201
First Horizon Alternative Mortgage Securities Trust
2.325% due 01/25/2035		393	385
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		915	937
GMAC Mortgage Corp. Loan Trust
3.006% due 11/19/2035		39	35
Great Hall Mortgages PLC
0.769% due 06/18/2039		242	221
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	518
GSR Mortgage Loan Trust
2.277% due 06/25/2034		25	24

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.838% due 09/25/2035		$136	$136
2.849% due 11/25/2035		163	156
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	138	196
Hilton USA Trust
1.441% due 11/05/2030		$635	633
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		396	400
5.397% due 05/15/2045		70	70
5.794% due 02/12/2051		353	367
JPMorgan Commercial Mortgage-Backed Securities Trust
5.635% due 03/18/2051		235	238
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		51	44
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		209	210
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		11	10
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	306
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.713% due 12/25/2035		98	85
Prime Mortgage Trust
0.833% due 02/25/2034		6	5
RBSSP Resecuritization Trust
2.416% due 12/25/2035		543	544
2.790% due 01/26/2036		990	998
Silverstone Master Issuer PLC
0.961% due 01/21/2070	GBP	800	1,145
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035		$82	65
2.718% due 08/25/2034		117	115
2.795% due 02/25/2034		80	79
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037		156	117
0.682% due 07/19/2035		40	38
0.713% due 02/25/2036 ^		33	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.374% due 01/25/2032		1	1
Vulcan European Loan Conduit Ltd.
0.101% due 05/15/2017	EUR	33	37
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$257	257
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045		29	26
0.723% due 10/25/2045		183	169
1.081% due 01/25/2047		37	33
1.173% due 11/25/2034		89	80
1.751% due 06/25/2042		24	23
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.273% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.761% due 10/25/2035		694	695
2.794% due 06/25/2035		180	180

Total Non-Agency Mortgage-Backed Securities (Cost $21,129)			20,443

ASSET-BACKED SECURITIES 11.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.543% due 03/25/2035		3,000	2,362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ares European CLO BV
0.098% due 08/15/2024	EUR	42	$48
Avoca CLO PLC
0.157% due 01/16/2023		3	3
Bear Stearns Asset-Backed Securities Trust
1.433% due 10/25/2037		$191	176
Bridgeport CLO Ltd.
0.869% due 06/18/2021		764	748
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	96	108
Capital Auto Receivables Asset Trust
1.138% due 11/20/2018		$500	500
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		600	598
Cavalry CLO Ltd.
1.990% due 01/16/2024		1,000	997
CIFC Funding Ltd.
1.587% due 01/19/2023		441	441
1.986% due 12/05/2024		500	497
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031 ^		14	10
Countrywide Asset-Backed Certificates Trust
1.173% due 12/25/2034		2,372	2,204
Doral CLO Ltd.
1.885% due 05/26/2023		658	658
Educational Services of America, Inc.
1.583% due 09/25/2040		237	236
Elm CLO Ltd.
2.020% due 01/17/2023		978	985
Fortress Credit Investments Ltd.
1.870% due 07/17/2023		890	885
Four Corners CLO Ltd.
0.889% due 01/26/2020		176	174
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036		3	1
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021		220	219
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		675	675
Inwood Park CDO Ltd.
0.849% due 01/20/2021		240	240
JPMorgan Mortgage Acquisition Corp.
0.663% due 05/25/2035		1,020	992
Jubilee CDO BV
0.116% due 08/21/2021	EUR	19	22
LCM LP
1.881% due 10/19/2022		$600	591
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		600	596
Malin CLO BV
0.029% due 05/07/2023	EUR	303	342
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		$49	48
MASTR Asset-Backed Securities Trust
1.183% due 12/25/2034 ^		2,448	2,348
Mercator CLO PLC
0.048% due 02/18/2024	EUR	21	24
Morgan Stanley ABS Capital, Inc. Trust
0.483% due 07/25/2036		$19	8
MT Wilson CLO Ltd.
0.847% due 07/11/2020		57	57
Navient Private Education Loan Trust
1.636% due 12/15/2028		200	195
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		169	169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prospero CLO BV
0.098% due 10/20/2022	EUR	236	$268
RAAC Trust
0.913% due 03/25/2037		$137	133
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^		53	16
SLC Student Loan Trust
0.734% due 09/15/2026		600	579
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024		104	103
0.824% due 12/15/2023		58	57
SLM Private Education Loan Trust
1.186% due 10/16/2023		94	94
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	265	287
0.709% due 10/25/2024		$491	481
2.119% due 04/25/2023		66	65
South Carolina Student Loan Corp.
1.386% due 03/02/2020		184	183
Stone Tower CLO Ltd.
0.850% due 04/17/2021		149	147
Structured Asset Investment Loan Trust
1.138% due 03/25/2034		163	148
1.408% due 10/25/2033		108	105
Sunrise SRL
0.299% due 08/27/2031	EUR	137	155
Symphony CLO Ltd.
1.586% due 07/23/2023		$1,100	1,100
Voya CLO Ltd.
1.922% due 10/15/2022		500	499
1.942% due 10/15/2022		500	500
Wood Street CLO BV
0.231% due 11/22/2021	EUR	31	35

Total Asset-Backed Securities (Cost $23,251)			23,112

SOVEREIGN ISSUES 9.0%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		200	214
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	457
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	4,500	1,211
0.000% due 10/01/2016 (c)		8,000	2,082
Export-Import Bank of Korea
1.374% due 01/14/2017		$500	501
5.375% due 10/04/2016		500	511
Korea Development Bank
1.246% due 01/22/2017		500	500
Korea Housing Finance Corp.
3.500% due 12/15/2016		300	305
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	201
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	544	33
5.000% due 06/16/2016 (d)		1,089	63
8.500% due 12/13/2018		139,800	8,855
Province of Ontario
1.100% due 10/25/2017		$3,400	3,406

Total Sovereign Issues (Cost $18,014)			18,339

SHORT-TERM INSTRUMENTS 1.4%

CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		2,000	2,000

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.3%
Entergy Corp.
1.130% due 04/05/2016	$700	$700

REPURCHASE AGREEMENTS (f) 0.1%
		230

Total Short-Term Instruments (Cost $2,930)		2,930

Total Investments in Securities (Cost $234,962)		234,374

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	334,507	$3,305

Total Short-Term Instruments (Cost $3,305)		3,305

Total Investments in Affiliates (Cost $3,305)		3,305

MARKET VALUE (000S)
Total Investments 116.1% (Cost $238,267)	$237,679

Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $(40))	1,924

Other Assets and Liabilities, net (17.0%)	(34,866)

Net Assets 100.0%	$204,737

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$230	U.S. Treasury Notes 1.625% due 04/30/2019	$(236)	$230	$230

Total Repurchase Agreements						$(236)	$230	$230

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$(307)	$(307)
GRE	0.650	03/23/2016	04/06/2016	(1,543)	(1,543)
	0.660	02/16/2016	04/18/2016	(720)	(721)
	0.680	03/16/2016	04/08/2016	(207)	(207)
	0.680	03/17/2016	04/06/2016	(1,759)	(1,760)

Total Reverse Repurchase Agreements					$(4,538)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
GSC	0.670%	03/18/2016	04/07/2016	$	(409)	$(409)

Total Sale-Buyback Transactions						$(409)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(8,529) at a weighted average interest rate of 0.361%.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(g)	Securities with an aggregate market value of $4,986 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(307)	$0	$(307)	$310	$3
GRE	0	(4,231)	0	(4,231)	4,263	32
SSB	230	0	0	230	(236)	(6)

Master Securities Forward Transaction Agreement
GSC	0	0	(409)	(409)	413	4

Total Borrowings and Other Financing Transactions	$230	$(4,538)	$(409)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(4,538)	$0	$0	$(4,538)

Total	$0	$(4,538)	$0	$0	$(4,538)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(409)	0	0	(409)

Total	$0	$(409)	$0	$0	$(409)

Total Borrowings	$0	$(4,947)	$0	$0	$(4,947)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(4,947)

(h)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	66	$(15)	$0	$(4)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	45	(1)	0	(4)
90-Day Eurodollar December Futures	Short	12/2017	25	(1)	0	(2)
90-Day Eurodollar June Futures	Short	06/2018	56	(18)	0	(7)
90-Day Eurodollar March Futures	Short	03/2018	59	(21)	0	(7)
90-Day Eurodollar September Futures	Short	09/2018	40	(17)	0	(6)
U.S. Treasury 2-Year Note June Futures	Long	06/2016	143	8	11	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	129	41	28	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	230	40	9	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	28	(16)	1	(3)

Total Futures Contracts				$0	$49	$(58)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$1,900	$11	$(6)	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$	1,400	$(57)	$(16)	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		25,600	(1,147)	(1,258)	0	(45)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		8,200	364	393	14	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,100	(96)	(113)	0	(4)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		4,300	(228)	(218)	0	(16)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		400	(31)	(9)	0	(3)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018	GBP	500	(6)	1	0	0
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		3,900	(18)	(9)	0	(3)
Pay	28-Day MXN-TIIE	3.925	05/16/2016	MXN	112,200	(2)	(17)	0	0
Receive	28-Day MXN-TIIE	4.140	06/22/2016		565,000	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	4.380	12/21/2017		155,900	(28)	(81)	0	0
Pay	28-Day MXN-TIIE	4.090	01/31/2018		134,100	(70)	(70)	0	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		120,000	17	9	3	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		75,100	86	50	3	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		27,200	5	10	2	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,000	2	4	1	0

						$(1,210)	$(1,325)	$23	$(73)

Total Swap Agreements						$(1,199)	$(1,331)	$23	$(73)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(i)	Securities with an aggregate market value of $762 and cash of $1,247 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability (4)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$52	$23	$75	$0		$(67)	$ (73)	$ (140)

(4)	Unsettled variation margin asset of $3 and liability of $(9) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		110		MYR	479	$14	$0

BOA	05/2016		EUR	1,062	$		1,179	0	(31)
	05/2016		MYR	85			19	0	(3)
	05/2016	$		587		EUR	523	9	0
	05/2016			63		THB	2,297	2	0
	06/2016		EUR	4,446	$		6,088	1,018	0
	06/2016	$		253		EUR	187	0	(39)

BPS	09/2016		CNH	1,289	$		190	0	(8)
	10/2016			6,421			945	0	(39)
	10/2016	$		190		CNH	1,289	8	0
	12/2016			940			6,421	41	0

BRC	05/2016		MXN	136,472	$		7,661	0	(205)
	05/2016	$		168		MYR	714	16	0
	06/2016		EUR	877	$		1,206	205	0

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	04/2016		BRL	2,131	$		613	$24	$(4)
	04/2016	$		592		BRL	2,131	4	(3)
	05/2016		CAD	2,093	$		1,540	0	(72)
	05/2016		EUR	2,023			2,232	0	(72)
	05/2016		JPY	136,600			1,206	0	(9)
	05/2016		MXN	12,895			734	0	(9)
	05/2016		MYR	4,991			1,146	0	(141)
	05/2016	$		738		CAD	993	26	0
	05/2016			681		MXN	12,144	19	0
	05/2016			105		MYR	437	8	0
	05/2016			80		RUB	5,765	5	0
	05/2016			167		TWD	5,610	7	0

DUB	04/2016		BRL	3,815	$		1,041	0	(20)
	04/2016	$		1,072		BRL	3,815	0	(11)
	05/2016		THB	12,815	$		360	0	(4)
	05/2016	$		1,034		BRL	3,815	19	0
	05/2016			170		MYR	728	18	0
	06/2016		EUR	439	$		601	100	0
	06/2016	$		412		EUR	305	0	(64)
	10/2016		BRL	3,349	$		879	0	(5)
	12/2016	$		527		CNH	3,588	21	0

FBF	04/2016		BRL	3,100	$		862	0	0
	04/2016	$		862		BRL	3,100	6	(6)
	05/2016		BRL	1,066	$		288	0	(6)
	05/2016	$		58		TWD	1,923	2	0

GLM	04/2016		BRL	2,670	$		750	8	0
	04/2016	$		667		BRL	2,670	75	0
	04/2016			6,809		GBP	4,768	39	0
	05/2016		CAD	552	$		399	0	(26)
	05/2016		EUR	856			956	0	(19)
	05/2016		GBP	4,768			6,809	0	(39)
	05/2016		JPY	140,300			1,258	10	0
	05/2016		MXN	1,591			91	0	(1)
	05/2016	$		930		CAD	1,262	42	0
	05/2016			81		THB	2,957	3	0
	09/2016		CNH	3,109	$		458	0	(19)
	10/2016	$		740		CNH	5,039	33	0

HUS	05/2016		MYR	3,147	$		744	0	(68)
	12/2016		CNH	3,296			496	0	(7)

IND	05/2016	$		155		MYR	636	9	0

JPM	04/2016			544		RUB	40,083	51	0
	05/2016		CAD	178	$		134	0	(3)
	05/2016		EUR	496			544	0	(21)
	05/2016		JPY	153,200			1,360	2	(5)
	05/2016		MYR	459			104	0	(14)
	05/2016		THB	16,610			465	0	(7)
	05/2016		TWD	2,718			81	0	(4)
	05/2016	$		2,301		JPY	260,380	15	0
	05/2016			359		MYR	1,512	31	0
	05/2016			379		THB	13,585	7	0
	05/2016			349		TWD	11,580	11	0
	10/2016		BRL	8,000	$		1,905	0	(207)
	10/2016	$		488		CNH	3,324	22	0

MSB	04/2016		BRL	4,300	$		1,208	12	(1)
	04/2016	$		1,128		BRL	4,300	68	0
	06/2016		EUR	1,119	$		1,539	263	0
	07/2016		BRL	4,500			1,151	0	(69)
	12/2016		CNH	6,713			1,009	0	(16)

NAB	06/2016		EUR	2,555			3,509	594	0
	07/2016			1,998			2,711	428	0

NGF	05/2016	$		352		MYR	1,514	38	0
	05/2016			399		THB	14,303	7	0
	05/2016			81		TWD	2,721	4	0
	09/2016			199		CNH	1,353	9	0

RYL	05/2016		MXN	1,596	$		91	0	(1)

SCX	04/2016		GBP	4,768			6,636	0	(212)
	05/2016		EUR	300			330	0	(12)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	05/2016	THB	7,904	$		216	$0	$(8)
	05/2016	TWD	19,676			589	0	(23)
	05/2016	$	12,199		EUR	10,961	288	0
	05/2016		74		MYR	316	7	0
	05/2016		90		THB	3,222	1	0
	09/2016		446		CNH	3,045	21	0
	10/2016	CNH	6,460	$		988	0	(2)
	10/2016	$	139		CNH	928	3	0

SOG	05/2016	MYR	681	$		154	0	(22)
	05/2016	RUB	46,555			649	0	(36)

UAG	05/2016	JPY	344,900			3,036	0	(32)
	05/2016	$	132		EUR	117	1	0
	05/2016		2,573		JPY	289,000	0	(2)
	05/2016		704		MYR	2,983	65	0

Total Forward Foreign Currency Contracts							$3,739	$(1,627)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150%	07/05/2016	$	17,000	$6	$1

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016		42,900	14	2

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		40,300	15	2

								$35	$5

Total Purchased Options								$35	$5

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	500	$(28)	$(7)

BRC	Call - OTC AUD versus USD	$	0.745	04/21/2016	AUD	400	(2)	(9)

CBK	Call - OTC USD versus CAD	CAD	1.372	04/21/2016	$	800	(4)	0
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		400	(5)	(12)

FBF	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR	100	(1)	0
	Put - OTC USD versus MXN	MXN	18.200	04/14/2016	$	600	(6)	(32)

GLM	Call - OTC USD versus CAD	CAD	1.373	04/01/2016		400	(2)	0
	Put - OTC USD versus MXN	MXN	18.100	04/01/2016		500	(3)	(24)
	Call - OTC USD versus MXN		18.200	04/20/2016		600	(8)	(1)
	Call - OTC USD versus MXN		18.450	04/29/2016		600	(8)	(1)

HUS	Call - OTC AUD versus USD	$	0.743	04/04/2016	AUD	200	(1)	(5)

JPM	Call - OTC EUR versus USD		1.127	05/04/2016	EUR	1,300	(9)	(25)

SOG	Call - OTC EUR versus USD		1.133	05/03/2016		1,900	(14)	(30)

UAG	Put - OTC EUR versus USD		1.102	04/28/2016		1,800	(9)	(2)

	Call - OTC EUR versus USD		1.125	04/29/2016		600	(4)	(12)

							$(104)	$(160)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016	$	6,800	$(12)	$(15)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		6,800	(9)	(4)

								$(21)	$(19)

Total Written Options								$(125)	$(179)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	49	$85,700	AUD	0	EUR	0	$(583)
Sales	16	83,400		3,300		28,800	(634)
Closing Buys	0	(89,100)		0		(5,100)	539
Expirations	(65)	(44,900)		(1,700)		(17,700)	440
Exercised	0	(17,100)		(1,000)		(300)	113

Balance at End of Period	0	$18,000	AUD	600	EUR	5,700	$(125)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.726%	EUR	500	$11	$(5)	$6	$0
	China Government International Bond	1.000	06/20/2019	0.738	$	200	2	0	2	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		100	0	0	0	0

BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	600	13	(6)	7	0
	Continental AG	1.000	12/20/2020	0.546		200	1	4	5	0

BRC	Brazil Government International Bond	1.000	06/20/2016	0.596	$	500	(1)	2	1	0
	MetLife, Inc.	1.000	03/20/2019	0.736		400	3	0	3	0
	MetLife, Inc.	1.000	09/20/2019	0.862		500	9	(6)	3	0

CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	200	4	(2)	2	0
	Brazil Government International Bond	1.000	03/20/2017	0.778	$	200	(2)	2	0	0
	HSBC Bank PLC	1.000	03/20/2019	1.406	EUR	500	(5)	(2)	0	(7)
	Mexico Government International Bond	1.000	09/20/2016	0.289	$	100	1	(1)	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		200	0	1	1	0

DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.509		200	4	(1)	3	0
	Brazil Government International Bond	1.000	06/20/2016	0.596		200	0	0	0	0
	Brazil Government International Bond	1.000	03/20/2017	0.778		300	(3)	4	1	0
	China Government International Bond	1.000	03/20/2019	0.700		300	0	3	3	0
	MetLife, Inc.	1.000	03/20/2019	0.736		200	3	(1)	2	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		100	0	0	0	0

FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	100	2	(1)	1	0

GST	Brazil Government International Bond	1.000	12/20/2016	0.629	$	200	(3)	4	1	0
	MetLife, Inc.	1.000	06/20/2016	0.229		1,000	17	(15)	2	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		300	1	0	1	0

HUS	Brazil Government International Bond	1.000	06/20/2016	0.596		700	(1)	2	1	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		900	(15)	18	3	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		100	1	(1)	0	0

JPM	China Government International Bond	1.000	06/20/2019	0.738		400	2	1	3	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		100	1	(1)	0	0
	PSEG Power LLC	1.000	12/20/2018	0.557		200	1	1	2	0

MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.726	EUR	300	7	(3)	4	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.770		200	3	(1)	2	0
	Mexico Government International Bond	1.000	12/20/2018	0.911	$	200	0	1	1	0

							$56	$(3)	$60	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	$	97	$0	$1	$1	$0

MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049		875	(6)	3	0	(3)

						$(6)	$4	$1	$(3)

Total Swap Agreements						$50	$1	$61	$(10)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(k)	Securities with an aggregate market value of $80 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$14	$0	$0	$14	$0	$0	$0	$0	$14	$0	$14
BOA	1,029	0	8	1,037	(73)	(26)	0	(99)	938	(880)	58
BPS	49	0	12	61	(47)	0	0	(47)	14	0	14
BRC	221	0	7	228	(205)	(9)	0	(214)	14	0	14
CBK	93	0	3	96	(310)	(12)	(7)	(329)	(233)	0	(233)
DUB	158	0	9	167	(104)	0	0	(104)	63	(210)	(147)
FBF	8	0	1	9	(12)	(32)	0	(44)	(35)	0	(35)
GLM	210	1	0	211	(104)	(26)	0	(130)	81	0	81
GST	0	0	4	4	0	0	0	0	4	(10)	(6)
HUS	0	0	4	4	(75)	(5)	0	(80)	(76)	0	(76)
IND	9	0	0	9	0	0	0	0	9	0	9
JPM	139	0	6	145	(261)	(25)	0	(286)	(141)	0	(141)
MSB	343	0	0	343	(86)	0	0	(86)	257	(270)	(13)
MYC	0	2	7	9	0	0	(3)	(3)	6	0	6
NAB	1,022	0	0	1,022	0	0	0	0	1,022	(1,180)	(158)
NGF	58	2	0	60	0	0	0	0	60	0	60
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	320	0	0	320	(257)	0	0	(257)	63	80	143
SOG	0	0	0	0	(58)	(30)	0	(88)	(88)	0	(88)
UAG	66	0	0	66	(34)	(14)	0	(48)	18	0	18

Total Over the Counter	$3,739	$5	$61	$3,805	$(1,627)	$(179)	$(10)	$(1,816)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	0	0	0	23	23

	$0	$0	$0	$0	$75	$75

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,739	$0	$3,739
Purchased Options	0	0	0	0	5	5
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$3,739	$5	$3,805

	$0	$61	$0	$3,739	$80	$3,880

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	0	0	0	73	73

	$0	$0	$0	$0	$140	$140

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,627	$0	$1,627
Written Options	0	0	0	160	19	179
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$1,787	$19	$1,816

	$0	$10	$0	$1,787	$159	$1,956

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	(1,180)	(1,180)
Swap Agreements	0	(51)	0	0	(279)	(330)

	$0	$(51)	$0	$0	$(1,442)	$(1,493)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,095	$0	$4,095
Purchased Options	0	0	0	(2)	(29)	(31)
Written Options	0	0	0	414	222	636
Swap Agreements	0	(108)	0	0	49	(59)

	$0	$(108)	$0	$4,507	$242	$4,641

	$0	$(159)	$0	$4,507	$(1,200)	$3,148

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	344	344
Swap Agreements	0	0	0	0	(675)	(675)

	$0	$0	$0	$0	$(335)	$(335)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,062)	$0	$(4,062)
Purchased Options	0	0	0	2	89	91
Written Options	0	0	0	(163)	(179)	(342)
Swap Agreements	0	225	0	0	0	225

	$0	$225	$0	$(4,223)	$(90)	$(4,088)

	$0	$225	$0	$(4,223)	$(425)	$(4,423)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$278	$0	$278
Corporate Bonds & Notes
Banking & Finance	0	62,918	0	62,918
Industrials	0	14,350	0	14,350
Utilities	0	13,765	0	13,765
Municipal Bonds & Notes
California	0	1,200	0	1,200
New Jersey	0	1,499	0	1,499
Texas	0	66	0	66
U.S. Government Agencies	0	37,328	0	37,328
U.S. Treasury Obligations	0	38,146	0	38,146
Non-Agency Mortgage-Backed Securities	0	20,443	0	20,443
Asset-Backed Securities	0	23,112	0	23,112
Sovereign Issues	0	18,339	0	18,339
Short-Term Instruments
Certificates of Deposit	0	2,000	0	2,000
Commercial Paper	0	700	0	700
Repurchase Agreements	0	230	0	230
	$0	$234,374	$0	$234,374

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,305	$0	$0	$3,305

Total Investments	$3,305	$234,374	$0	$237,679

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	23	0	72
Over the counter	0	3,805	0	3,805
	$49	$3,828	$0	$3,877

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(73)	0	(131)
Over the counter	0	(1,816)	0	(1,816)
	$(58)	$(1,889)	$0	$(1,947)

Totals	$3,296	$236,313	$0	$239,609

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Money Market Fund

March 31, 2016

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2%

SHORT-TERM INSTRUMENTS 97.2%

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 19.5%
$112,200

TREASURY REPURCHASE AGREEMENTS (a) 77.7%
446,296

Total Short-Term Instruments (Cost $558,496)	558,496

Total Investments in Securities (Cost $558,496)	558,496

Total Investments 97.2% (Cost $558,496)	$558,496

Other Assets and Liabilities, net 2.8%	16,070

Net Assets 100.0%	$574,566

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
FAR	0.540%	03/31/2016	04/01/2016	$112,200	Freddie Mac 3.500% due 09/01/2045	$(115,822)	$112,200	$112,202

Treasury Repurchase Agreements
FAR	0.470	03/31/2016	04/01/2016	112,200	U.S. Treasury Notes 1.375% due 10/31/2020	(114,724)	112,200	112,201
JPS	0.470	03/31/2016	04/01/2016	300,000	U.S. Treasury Notes 0.625% - 2.500% due 06/30/2017	(306,405)	300,000	300,004
NOM	0.480	03/31/2016	04/01/2016	31,700	U.S. Treasury Notes 2.125% due 05/15/2025	(32,451)	31,700	31,700
SSB	0.010	03/31/2016	04/01/2016	2,396	U.S. Treasury Notes 3.125% due 05/15/2021	(2,446)	2,396	2,396

Total Repurchase Agreements						$(571,848)	$558,496	$558,503

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
FAR	$224,403	$0	$0	$224,403	$(230,545)	$(6,142)
JPS	300,004	0	0	300,004	(306,405)	(6,401)
NOM	31,700	0	0	31,700	(32,451)	(751)
SSB	2,396	0	0	2,396	(2,446)	(50)

Total Borrowings and Other Financing Transactions	$558,503	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO Money Market Fund (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$112,200	$0	$112,200
Treasury Repurchase Agreements	0	446,296	0	446,296

Total Investments	$0	$558,496	$0	$558,496

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Asset Investment Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

CORPORATE BONDS & NOTES 61.9%

BANKING & FINANCE 26.2%
Abbey National Treasury Services PLC
1.040% due 09/29/2017	$1,560	$1,551
American Express Credit Corp.
1.189% due 03/18/2019	1,000	986
Bank of America N.A.
0.914% due 06/15/2016	3,000	2,999
1.040% due 05/08/2017	3,700	3,694
1.086% due 06/05/2017	3,100	3,096
1.088% due 02/14/2017	1,000	1,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.944% due 09/08/2017	2,000	1,991
1.186% due 03/05/2018	3,700	3,680
1.246% due 09/09/2016	1,500	1,502
1.652% due 09/14/2018	2,700	2,705
Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,700	2,890
BPCE S.A.
1.235% due 06/23/2017	1,000	1,000
1.272% due 06/17/2017	9,700	9,687
Caisse Centrale Desjardins
1.030% due 03/27/2017	1,600	1,598
Citigroup, Inc.
0.906% due 06/09/2016	1,000	999
1.311% due 04/27/2018	1,000	993
5.850% due 08/02/2016	5,000	5,079
Credit Agricole S.A.
1.177% due 06/12/2017	1,400	1,397
Credit Suisse AG
1.125% due 05/26/2017	3,500	3,491
Dexia Credit Local S.A.
1.000% due 11/07/2016	3,000	3,002
1.017% due 01/11/2017	250	250
1.225% due 03/23/2018	2,000	2,001
1.250% due 10/18/2016	5,000	5,007
Eksportfinans ASA
2.375% due 05/25/2016	602	603
5.500% due 05/25/2016	5,000	5,029
Ford Motor Credit Co. LLC
1.154% due 09/08/2017	5,500	5,432
1.400% due 01/17/2017	2,000	1,999
1.557% due 01/09/2018	700	692
3.000% due 06/12/2017	205	208
General Motors Financial Co., Inc.
1.977% due 04/10/2018	3,500	3,469
2.750% due 05/15/2016	1,450	1,453
4.750% due 08/15/2017	2,300	2,375
Goldman Sachs Group, Inc.
1.718% due 11/15/2018	2,000	2,001
1.779% due 04/23/2020	4,200	4,176
1.818% due 04/30/2018	1,000	1,005
HBOS PLC
1.329% due 09/30/2016	600	598
HCP, Inc.
6.300% due 09/15/2016	5,000	5,102
HSBC Finance Corp.
1.065% due 06/01/2016	6,233	6,231
HSBC Holdings PLC
2.874% due 03/08/2021	2,500	2,560
HSBC USA, Inc.
0.925% due 06/23/2017	1,600	1,593
1.390% due 08/07/2018	2,000	1,986
Hypothekenbank Frankfurt AG
0.377% due 09/20/2017	1,500	1,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Industrial Bank of Korea
2.375% due 07/17/2017	$500	$506
3.750% due 09/29/2016	4,300	4,356
International Lease Finance Corp.
6.750% due 09/01/2016	350	356
JPMorgan Chase & Co.
1.145% due 03/01/2018	700	694
1.519% due 01/25/2018	1,600	1,605
1.574% due 01/23/2020	1,600	1,601
KEB Hana Bank
1.746% due 11/09/2016	1,800	1,807
LeasePlan Corp. NV
3.000% due 10/23/2017	1,260	1,271
Lloyds Bank PLC
1.168% due 05/14/2018	1,900	1,888
Macquarie Bank Ltd.
1.249% due 10/27/2017	2,500	2,491
Macquarie Group Ltd.
1.616% due 01/31/2017	10,600	10,600
Mizuho Bank Ltd.
1.080% due 09/25/2017	2,332	2,334
1.300% due 04/16/2017	2,200	2,196
MUFG Union Bank N.A.
1.500% due 09/26/2016	1,000	1,002
Nomura Holdings, Inc.
2.000% due 09/13/2016	9,580	9,610
2.082% due 09/13/2016	1,199	1,202
RCI Banque S.A.
4.600% due 04/12/2016	3,700	3,703
Santander Bank N.A.
1.551% due 01/12/2018	1,000	991
Santander Holdings USA, Inc.
4.625% due 04/19/2016	1,211	1,213
Shinhan Bank
1.270% due 04/08/2017	1,400	1,398
Sumitomo Mitsui Banking Corp.
1.359% due 07/23/2018	900	896
1.800% due 07/18/2017	1,900	1,902
2.900% due 07/22/2016	2,000	2,012
UBS AG
1.375% due 06/01/2017	2,000	1,998
Ventas Realty LP
1.550% due 09/26/2016	3,410	3,414
Vesey Street Investment Trust
4.404% due 09/01/2016	5,980	6,072
Wachovia Corp.
0.992% due 10/15/2016	10,000	9,997
Wells Fargo Bank N.A.
1.175% due 09/07/2017	1,600	1,602
1.358% due 01/22/2018	1,000	1,003

		188,295

INDUSTRIALS 23.6%
Actavis Funding SCS
1.510% due 09/01/2016	10,600	10,611
Amgen, Inc.
0.998% due 05/22/2017	1,350	1,347
1.218% due 05/22/2019	1,000	992
Anheuser-Busch InBev Finance, Inc.
1.016% due 02/01/2019	830	826
1.879% due 02/01/2021	1,600	1,633
Apple, Inc.
1.438% due 02/22/2019	3,000	3,028
Aviation Capital Group Corp.
3.875% due 09/27/2016	2,200	2,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT International Finance PLC
1.144% due 06/15/2018	$2,000	$1,987
Baxalta, Inc.
1.404% due 06/22/2018	2,200	2,156
Boston Scientific Corp.
5.125% due 01/12/2017	3,034	3,120
Carlisle Cos., Inc.
6.125% due 08/15/2016	2,875	2,922
Cisco Systems, Inc.
1.135% due 03/01/2019	1,568	1,568
1.236% due 02/21/2018	4,000	4,012
CNOOC Finance Ltd.
1.125% due 05/09/2016	8,000	7,998
CNPC General Capital Ltd.
1.450% due 04/16/2016	4,000	4,000
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	1,500	1,502
Coca-Cola Bottling Co. Consolidated
5.000% due 06/15/2016	6,000	6,048
ConAgra Foods, Inc.
0.994% due 07/21/2016	3,300	3,298
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	1,302	1,331
Cox Communications, Inc.
5.875% due 12/01/2016	2,000	2,058
Daimler Finance North America LLC
1.296% due 08/01/2016	3,590	3,593
1.329% due 08/03/2017	2,500	2,500
1.375% due 08/01/2017	2,000	2,006
Enbridge, Inc.
1.083% due 06/02/2017	2,000	1,917
1.275% due 10/01/2016	175	173
Express Scripts Holding Co.
2.650% due 02/15/2017	2,000	2,027
Exxon Mobil Corp.
1.232% due 02/28/2018	10,000	10,033
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017	2,400	2,405
Hyundai Capital America
1.875% due 08/09/2016	3,000	3,006
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,500	1,505
Kia Motors Corp.
3.625% due 06/14/2016	2,300	2,309
Korea National Oil Corp.
4.000% due 10/27/2016	2,500	2,541
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	702
Lowe’s Cos., Inc.
1.055% due 09/10/2019	7,100	7,092
Marriott International, Inc.
6.200% due 06/15/2016	500	505
Medtronic, Inc.
1.434% due 03/15/2020	2,000	1,996
Mylan, Inc.
1.350% due 11/29/2016	200	199
1.800% due 06/24/2016	3,693	3,696
NBCUniversal Enterprise, Inc.
1.307% due 04/15/2018	1,500	1,498
Nissan Motor Acceptance Corp.
1.182% due 03/03/2017	2,500	2,501
1.330% due 09/26/2016	2,500	2,503
1.646% due 03/08/2019	2,200	2,202
Occidental Petroleum Corp.
1.750% due 02/15/2017	2,270	2,275
Oracle Corp.
1.130% due 10/08/2019	2,500	2,501

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pearson Funding PLC
4.000% due 05/17/2016	$850	$852
Pioneer Natural Resources Co.
5.875% due 07/15/2016	4,500	4,545
SABMiller Holdings, Inc.
1.306% due 08/01/2018	500	498
2.450% due 01/15/2017	4,231	4,270
Schlumberger Norge A/S
1.950% due 09/14/2016	7,000	7,017
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	900	912
Statoil ASA
0.820% due 11/09/2017	3,500	3,458
0.908% due 05/15/2018	1,369	1,352
1.080% due 11/08/2018	1,400	1,384
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	3,500	3,538
Total Capital International S.A.
1.000% due 01/10/2017	1,400	1,398
1.191% due 08/10/2018	267	265
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	3,000	3,001
UAL Pass-Through Trust
10.400% due 05/01/2018	1,733	1,802
Viacom, Inc.
6.250% due 04/30/2016	320	321
Volkswagen Group of America Finance LLC
0.898% due 11/22/2016	5,000	4,958
0.988% due 05/23/2017	400	395
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016	2,225	2,225
Wesfarmers Ltd.
2.983% due 05/18/2016	2,000	2,005
Woolworths Ltd.
3.150% due 04/12/2016	450	450

		168,982

UTILITIES 12.1%
BellSouth Corp.
4.821% due 04/26/2021	1,000	1,002
BG Energy Capital PLC
2.875% due 10/15/2016	4,035	4,053
BP Capital Markets PLC
0.971% due 02/10/2017	2,150	2,144
1.040% due 11/07/2016	9,427	9,420
2.248% due 11/01/2016	1,670	1,683
British Telecommunications PLC
1.625% due 06/28/2016	3,800	3,805
CMS Energy Corp.
6.550% due 07/17/2017	660	701
Commonwealth Edison Co.
5.950% due 08/15/2016	200	204
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	3,400	3,480
Dayton Power & Light Co.
1.875% due 09/15/2016	4,900	4,921
Dominion Resources, Inc.
1.950% due 08/15/2016	8,829	8,858
Duke Energy Progress LLC
0.818% due 11/20/2017	2,450	2,419
0.836% due 03/06/2017	700	698
Electricite de France S.A.
1.084% due 01/20/2017	5,350	5,341
Enel Finance International NV
6.250% due 09/15/2017	4,000	4,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
4.700% due 01/15/2017	$2,900	$2,953
Jersey Central Power & Light Co.
5.625% due 05/01/2016	2,000	2,006
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	509
NextEra Energy Capital Holdings, Inc.
1.586% due 06/01/2017	5,725	5,732
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	4,800	4,856
Petrobras Global Finance BV
3.002% due 03/17/2017	1,900	1,838
PPL WEM Ltd.
3.900% due 05/01/2016	5,000	5,008
Verizon Communications, Inc.
2.382% due 09/14/2018	10,630	10,876

		86,776

Total Corporate Bonds & Notes (Cost $444,268)		444,053

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.4%
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	2,900	2,900

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
0.839% due 06/01/2018	480	480

Total Municipal Bonds & Notes (Cost $3,380)		3,380

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
0.683% due 11/25/2045	1,787	1,776
0.692% due 12/25/2017	1,065	1,063
0.733% due 04/25/2036 - 06/25/2036	1,309	1,312
0.783% due 07/25/2036 - 06/25/2043	726	721
0.883% due 04/25/2039	973	979
0.973% due 07/25/2037	251	255
0.983% due 09/25/2041	14	14
1.113% due 02/25/2041	742	750
Freddie Mac
0.836% due 03/15/2040 - 11/15/2043	2,029	2,035
0.936% due 06/15/2039 - 08/15/2041	2,543	2,537
0.956% due 12/15/2041	1,252	1,253
1.016% due 07/15/2037	168	168
1.036% due 11/15/2037	212	214
1.386% due 01/15/2032	526	540
1.436% due 01/15/2039	142	146
Ginnie Mae
0.925% due 03/20/2065	4,602	4,599
0.995% due 04/20/2062	106	105
1.105% due 11/20/2065	14,031	14,023
1.125% due 10/20/2065	9,537	9,541
1.210% due 02/20/2066	2,500	2,498
NCUA Guaranteed Notes
0.998% due 12/08/2020	1,792	1,795

Total U.S. Government Agencies (Cost $46,274)		46,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Asset Securitization Corp.
6.930% due 02/14/2043	$1,257	$1,304
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	1,552	1,574
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041	2,361	2,380
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,000	2,040
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048	2,192	2,215
GS Mortgage Securities Trust
1.144% due 05/10/2045	11	11
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	1,148	1,159
5.682% due 02/12/2049	136	138
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.166% due 12/12/2049	1,871	1,899
5.737% due 06/12/2050	4,511	4,660
Morgan Stanley Capital Trust
0.586% due 07/12/2044	2,392	2,390
5.715% due 04/12/2049	3,000	3,025
Wachovia Bank Commercial Mortgage Trust
0.591% due 10/15/2048	6,293	6,247
0.651% due 04/15/2047	3,100	3,019
5.509% due 04/15/2047	2,860	2,915
5.749% due 07/15/2045	1,454	1,459
5.946% due 02/15/2051	2,798	2,918
Wells Fargo-RBS Commercial Mortgage Trust
1.081% due 04/15/2045	68	68

Total Non-Agency Mortgage-Backed Securities (Cost $39,886)		39,421

ASSET-BACKED SECURITIES 6.8%
Aircraft Lease Securitisation Ltd.
0.701% due 05/10/2032	689	681
Apidos Cinco CDO Ltd.
0.848% due 05/14/2020	1,125	1,122
Capital Auto Receivables Asset Trust
1.138% due 11/20/2018	6,700	6,705
Carlyle Global Market Strategies CLO Ltd.
1.956% due 07/27/2026	2,200	2,225
Citibank Credit Card Issuance Trust
0.662% due 12/17/2018	6,750	6,742
Dell Equipment Finance Trust
1.328% due 12/22/2017	2,000	2,000
Flagship CLO
0.853% due 09/20/2019	249	247
0.865% due 06/10/2021	507	501
Gallatin CLO Ltd.
1.892% due 07/15/2023	457	456
Kingsland Ltd.
0.840% due 08/24/2021	3,243	3,200
Limerock CLO
0.829% due 04/24/2023	537	532
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024	2,500	2,485
Madison Park Funding Ltd.
1.908% due 08/15/2022	800	800
Navient Private Education Loan Trust
0.936% due 12/15/2021	1,104	1,099
Navient Student Loan Trust
0.853% due 08/27/2029	2,800	2,747
OHA Credit Partners Ltd.
1.838% due 05/15/2023	2,229	2,218

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rampart CLO Ltd.
1.069% due 10/25/2021	$399	$392
Residential Asset Securities Corp. Trust
0.883% due 08/25/2035	4,211	4,162
SLM Student Loan Trust
0.709% due 10/25/2024	3,271	3,204
0.914% due 09/15/2022	1,690	1,677
1.019% due 04/25/2023	238	238
SMB Private Education Loan Trust
1.036% due 07/17/2023	2,866	2,853
Stone Tower CLO Ltd.
0.850% due 07/16/2020	1,160	1,159
Voya CLO Ltd.
1.922% due 10/15/2022	400	399
1.942% due 10/15/2022	800	799

Total Asset-Backed Securities (Cost $48,766)		48,643

SOVEREIGN ISSUES 8.6%
Development Bank of Japan, Inc.
0.861% due 01/28/2020	5,000	4,909
1.130% due 11/08/2017	5,000	5,023
1.736% due 04/27/2017	5,000	5,021
Export-Import Bank of Korea
1.218% due 05/12/2017	555	554
1.336% due 11/27/2016	4,000	4,004
1.492% due 09/17/2016	1,000	1,002
Japan Bank for International Cooperation
0.978% due 11/13/2018	14,300	14,145
Japan Finance Organization for Municipalities
1.268% due 05/22/2017	3,000	3,001
1.500% due 09/12/2017	4,200	4,208
Korea Development Bank
4.000% due 09/09/2016	6,014	6,097
Mexico Government International Bond
5.625% due 01/15/2017	1,500	1,551
11.375% due 09/15/2016	9,925	10,390

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
0.865% due 09/04/2018	$1,900	$1,896

Total Sovereign Issues (Cost $61,941)		61,801

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	2,600	2,600
Sumitomo Mitsui Banking Corp.
0.983% due 05/02/2017	1,000	995

		3,595

COMMERCIAL PAPER 6.5%
AutoNation, Inc.
1.300% due 04/19/2016	10,000	9,996
Baxalta, Inc.
1.050% due 04/06/2016	2,000	2,000
Electricite de France S.A.
1.510% due 01/06/2017	6,000	5,944
ENI Finance USA, Inc.
1.280% due 06/03/2016	4,000	3,996
Hitachi Capital America Corp.
1.020% due 04/06/2016	6,700	6,699
Hyundai Capital America
0.920% due 04/12/2016	7,000	6,999
Thermo Fisher Scientific, Inc.
1.700% due 07/08/2016	10,000	9,962
Wyndham Worldwide
0.980% due 04/05/2016	1,000	1,000

		46,596

SHORT-TERM NOTES 1.1%
Kansas City Southern Co.
1.321% due 10/28/2016	2,400	2,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds American, Inc.
3.500% due 08/04/2016	$5,340	$5,374

		7,755

Total Short-Term Instruments (Cost $57,940)		57,946

Total Investments in Securities (Cost $702,455)		701,568

	SHARES
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	3,011,353	29,755

Total Short-Term Instruments (Cost $29,752)		29,755

Total Investments in Affiliates (Cost $29,752)		29,755

Total Investments 102.0% (Cost $732,207)		$731,323

Financial Derivative Instruments (a)(b) 0.0% (Cost or Premiums, net $0)		(14)

Other Assets and Liabilities, net (2.0%)		(14,222)

Net Assets 100.0%		$717,087

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

*	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(11,712) at a weighted average interest rate of 0.478%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(a)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	Short	09/2018	100	$(164)	$0	$(14)

Total Futures Contracts				$(164)	$0	$(14)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $505 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$ (14)	$0	$(14)

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

AS OF MARCH 31, 2016, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Premiums
Balance at Beginning of Period	498	$0	$(390)
Sales	0	39,200	(31)
Closing Buys	(498)	0	390
Expirations	0	0	0
Exercised	0	(39,200)	31

Balance at End of Period	0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$112	$112
Futures	0	0	0	0	(521)	(521)
Swap Agreements	0	0	0	0	(27)	(27)

	$0	$0	$0	$0	$(436)	$(436)

Over the counter
Swap Agreements	$0	$17	$0	$0	$0	$17

	$0	$17	$0	$0	$(436)	$(419)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(34)	$(34)
Futures	0	0	0	0	160	160

	$0	$0	$0	$0	$126	$126

Over the counter
Swap Agreements	$0	$(8)	$0	$0	$0	$(8)

	$0	$(8)	$0	$0	$126	$118

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$188,295	$0	$188,295
Industrials	0	168,982	0	168,982
Utilities	0	86,776	0	86,776
Municipal Bonds & Notes
California	0	2,900	0	2,900
Texas	0	480	0	480
U.S. Government Agencies	0	43,826	2,498	46,324
Non-Agency Mortgage-Backed Securities	0	39,421	0	39,421
Asset-Backed Securities	0	47,962	681	48,643
Sovereign Issues	0	61,801	0	61,801
Short-Term Instruments
Certificates of Deposit	0	3,595	0	3,595
Commercial Paper	0	46,596	0	46,596
Short-Term Notes	0	7,755	0	7,755
	$0	$698,389	$3,179	$701,568

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,755	$0	$0	$29,755

Total Investments	$29,755	$698,389	$3,179	$731,323

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(14)	$0	$0	$(14)

Totals	$29,741	$698,389	$3,179	$731,309

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Schedule of Investments PIMCO Short-Term Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.9%

BANK LOAN OBLIGATIONS 1.7%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$19,200	$19,130
Chrysler Group LLC
3.500% due 05/24/2017		9,044	9,053
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		20,362	20,208
CSC Holdings LLC
2.933% due 04/17/2020		42,182	42,175
Dell International LLC
4.000% due 04/29/2020		22,209	22,205
Dell, Inc.
3.750% due 10/29/2018		31,493	31,520
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		24,250	24,255
HCA, Inc.
3.381% due 05/01/2018		11,950	11,963
Las Vegas Sands LLC
3.250% due 12/19/2020		20,829	20,837
T-Mobile USA, Inc.
3.500% due 11/09/2022		6,883	6,918

Total Bank Loan Obligations (Cost $207,783)			208,264

CORPORATE BONDS & NOTES 75.2%

BANKING & FINANCE 36.8%
Abbey National Treasury Services PLC
1.040% due 09/29/2017		1,000	994
1.475% due 08/24/2018 (h)		27,000	26,806
2.112% due 03/14/2019		10,000	10,055
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,339
Ally Financial, Inc.
2.750% due 01/30/2017		33,120	33,037
3.250% due 02/13/2018		2,000	1,985
3.300% due 07/18/2016		1,000	1,002
3.500% due 07/18/2016		14,100	14,142
5.500% due 02/15/2017		57,612	58,811
6.250% due 12/01/2017		800	836
American Express Co.
6.800% due 09/01/2066		3,600	3,618
American Express Credit Corp.
1.108% due 08/15/2019 (h)		33,900	33,239
1.189% due 03/18/2019		17,000	16,768
1.365% due 05/26/2020		14,385	14,094
1.401% due 11/05/2018 (h)		28,550	28,401
1.682% due 09/14/2020		2,000	1,990
American Tower Corp.
2.800% due 06/01/2020		7,900	7,951
3.400% due 02/15/2019		6,700	6,880
4.500% due 01/15/2018		7,100	7,402
Banco Bradesco S.A.
4.500% due 01/12/2017		7,100	7,215
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	14,507
Banco del Estado de Chile
2.000% due 11/09/2017		250	251
Banco Santander Brasil S.A.
4.625% due 02/13/2017		58,805	60,039
Banco Santander Chile
1.517% due 04/11/2017		19,515	19,393
2.511% due 06/07/2018		3,786	3,778
4.500% due 03/13/2017	AUD	3,296	2,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
0.947% due 08/15/2016		$6,295	$6,286
1.239% due 08/25/2017		13,600	13,550
1.662% due 01/15/2019		3,483	3,467
2.000% due 01/11/2018		4,722	4,744
3.875% due 03/22/2017		16,000	16,375
5.650% due 05/01/2018		1,150	1,235
6.875% due 04/25/2018		45,387	49,866
Bank of America N.A.
0.914% due 06/15/2016		32,076	32,069
1.750% due 06/05/2018		14,900	14,903
5.300% due 03/15/2017		7,162	7,414
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,325
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.944% due 09/08/2017		4,500	4,479
1.186% due 03/05/2018		12,000	11,934
1.450% due 09/08/2017		6,789	6,766
1.550% due 09/09/2016		7,400	7,416
1.652% due 09/14/2018		8,450	8,465
2.350% due 02/23/2017		1,700	1,715
2.700% due 09/09/2018		2,175	2,224
2.750% due 09/14/2020		1,045	1,069
3.260% due 03/20/2018	AUD	5,600	4,280
BBVA Banco Continental S.A.
2.250% due 07/29/2016		$12,500	12,522
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,850	8,401
7.250% due 02/01/2018		100	110
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		14,784	14,949
3.875% due 05/09/2019		7,422	7,681
BOKF N.A.
1.307% due 05/15/2017		16,189	15,881
BPCE S.A.
1.272% due 06/17/2017 (h)		25,640	25,606
1.385% due 03/06/2017	GBP	15,100	21,734
CIT Group, Inc.
3.875% due 02/19/2019		$5,700	5,700
4.250% due 08/15/2017		96,340	98,277
5.000% due 05/15/2017		68,188	69,552
5.250% due 03/15/2018		13,818	14,329
5.500% due 02/15/2019		9,100	9,424
Citigroup, Inc.
0.906% due 06/09/2016		3,369	3,367
1.498% due 07/30/2018		37,000	36,872
1.929% due 10/26/2020		31,000	30,937
2.009% due 03/30/2021		34,100	34,224
2.318% due 05/15/2018		4,700	4,769
Commerzbank Finance & Covered Bond S.A.
0.377% due 03/20/2017		17,350	17,080
Corp. Andina de Fomento
1.168% due 01/29/2018		4,000	3,988
Corpbanca S.A.
3.875% due 09/22/2019		5,050	5,186
Credit Agricole S.A.
1.177% due 06/12/2017 (h)		38,450	38,379
1.213% due 06/02/2017		19,350	19,287
1.422% due 04/15/2019 (h)		23,020	22,786
1.422% due 04/15/2019		3,200	3,167
1.605% due 06/10/2020 (h)		44,800	44,359
8.125% due 09/19/2033		2,500	2,724
Credit Suisse AG
1.125% due 05/26/2017		61,000	60,841
1.301% due 04/27/2018		4,700	4,662
1.308% due 01/29/2018		3,900	3,880
1.375% due 05/26/2017		26,500	26,431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBS Bank Ltd.
1.232% due 07/15/2021		$113,950	$113,644
1.625% due 08/06/2018		4,400	4,415
3.625% due 09/21/2022		4,624	4,740
DBS Group Holdings Ltd.
1.121% due 07/16/2019		11,000	10,997
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		16,337	17,274
DNB Boligkreditt A/S
1.450% due 03/21/2018		45,000	45,034
Eksportfinans ASA
2.375% due 05/25/2016		54,936	54,998
5.500% due 05/25/2016		28,605	28,770
5.500% due 06/26/2017		32,165	33,529
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		55,900	55,207
1.206% due 12/06/2017		735	724
1.462% due 03/12/2019		113,300	110,563
1.534% due 06/15/2018		18,300	18,045
1.557% due 01/09/2018		29,500	29,165
2.200% due 01/08/2019		22,400	22,378
2.375% due 01/16/2018		10,609	10,664
3.000% due 06/12/2017		5,800	5,879
General Motors Financial Co., Inc.
1.977% due 04/10/2018		54,730	54,248
2.182% due 01/15/2020		71,587	69,084
2.625% due 07/10/2017		4,000	4,026
2.682% due 01/15/2019		4,500	4,479
3.000% due 09/25/2017		31,450	31,754
3.250% due 05/15/2018		16,300	16,582
4.750% due 08/15/2017		43,466	44,888
6.750% due 06/01/2018		16,575	17,915
Goldman Sachs Group, Inc.
1.779% due 04/23/2020		57,570	57,247
1.834% due 09/15/2020		25,082	24,925
2.236% due 11/29/2023		164,883	164,563
2.399% due 02/25/2021		22,500	22,827
7.750% due 11/23/2016	AUD	7,580	5,971
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		$30	30
HBOS PLC
1.329% due 09/30/2016		31,350	31,228
1.336% due 09/06/2017		62,917	62,478
HSBC Finance Corp.
1.065% due 06/01/2016 (h)		61,393	61,378
HSBC Holdings PLC
2.874% due 03/08/2021		18,000	18,430
3.400% due 03/08/2021		5,500	5,617
HSBC USA, Inc.
1.228% due 11/13/2019		25,300	24,720
1.390% due 08/07/2018		9,000	8,938
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,850	7,856
Hypothekenbank Frankfurt AG
0.377% due 09/20/2017		1,950	1,904
Hyundai Capital Services, Inc.
1.439% due 03/18/2017		70,162	70,170
3.500% due 09/13/2017		3,300	3,378
4.375% due 07/27/2016		85,041	85,931
ICICI Bank Ltd.
4.750% due 11/25/2016		14,250	14,534
Industrial Bank of Korea
2.375% due 07/17/2017		6,330	6,404
2.375% due 07/17/2017 (h)		25,900	26,203
3.750% due 09/29/2016		10,360	10,495
ING Bank NV
1.190% due 03/16/2018		1,000	996

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.315% due 10/01/2019 (h)		$82,000	$80,721
2.300% due 03/22/2019		44,800	45,318
International Lease Finance Corp.
3.875% due 04/15/2018		2,699	2,721
5.750% due 05/15/2016		30,450	30,535
6.250% due 05/15/2019		1,600	1,710
6.750% due 09/01/2016		36,600	37,195
7.125% due 09/01/2018		18,650	20,375
8.750% due 03/15/2017		13,700	14,466
Intesa Sanpaolo SpA
2.375% due 01/13/2017		7,280	7,313
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	19,550	27,943
1.145% due 03/01/2018		$18,950	18,780
1.169% due 04/25/2018		43,000	42,860
1.574% due 01/23/2020		26,750	26,770
1.823% due 10/29/2020		13,900	14,066
2.115% due 03/01/2021		16,600	16,863
7.900% due 04/30/2018 (f)		10,900	10,914
KEB Hana Bank
1.746% due 11/09/2016		13,010	13,042
2.000% due 04/02/2018		700	705
3.125% due 06/26/2017		5,950	6,072
4.000% due 11/03/2016		46,852	47,647
Kookmin Bank
1.382% due 03/14/2017		8,200	8,194
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	8,010
LeasePlan Corp. NV
2.500% due 05/16/2018		$20,790	20,622
2.875% due 01/22/2019		57,000	56,843
3.000% due 10/23/2017		63,428	63,974
Lloyds Bank PLC
1.168% due 05/14/2018		23,300	23,147
Macquarie Bank Ltd.
1.738% due 07/29/2020		39,200	38,743
5.000% due 02/22/2017		5,998	6,189
Macquarie Group Ltd.
1.616% due 01/31/2017		5,000	5,000
3.000% due 12/03/2018		112,500	114,104
4.875% due 08/10/2017		5,800	6,015
6.000% due 01/14/2020		7,720	8,519
7.625% due 08/13/2019		23,227	26,566
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.394% due 07/23/2019 (h)		8,550	8,467
1.875% due 10/17/2016		4,420	4,437
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		18,989	18,859
2.650% due 10/19/2020		26,900	27,382
Mizuho Bank Ltd.
1.050% due 04/16/2017		11,304	11,261
1.080% due 09/25/2017		40,775	40,817
1.270% due 03/26/2018		10,900	10,849
1.814% due 10/20/2018		7,000	7,023
Morgan Stanley
1.996% due 02/01/2019		35,200	35,549
MUFG Americas Holdings Corp.
1.190% due 02/09/2018		3,700	3,677
MUFG Capital Finance Ltd.
4.850% due 07/25/2016 (f)	EUR	3,400	3,912
5.271% due 01/25/2017 (f)		3,400	3,961
6.299% due 01/25/2017 (f)	GBP	16,978	24,982
Murray Street Investment Trust
4.647% due 03/09/2017		$37,500	38,649
Navient Corp.
4.625% due 09/25/2017		2,600	2,634
5.500% due 01/15/2019		2,800	2,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.450% due 06/15/2018		$5,160	$5,547
8.780% due 09/15/2016	MXN	21,400	1,245
Nomura Holdings, Inc.
2.000% due 09/13/2016		$31,749	31,848
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		7,700	7,743
Piper Jaffray Cos.
3.631% due 05/31/2017		24,550	24,527
5.060% due 10/09/2018		9,800	9,941
Progressive Corp.
6.700% due 06/15/2037		5,500	5,259
QNB Finance Ltd.
1.868% due 10/31/2016		1,050	1,053
Rabobank Group
8.375% due 07/26/2016 (f)		77,231	78,442
RCI Banque S.A.
3.500% due 04/03/2018		8,366	8,618
4.600% due 04/12/2016		22,505	22,524
Regions Bank
2.250% due 09/14/2018		5,500	5,495
Reliance Standard Life Global Funding
2.150% due 10/15/2018		14,000	14,030
Resona Bank Ltd.
5.850% due 09/29/2049		4,600	4,606
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		400	412
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,100	3,285
13.125% due 03/19/2022	AUD	4,100	3,367
Santander Bank N.A.
1.551% due 01/12/2018		$15,550	15,414
Shinhan Bank
1.270% due 04/08/2017		200	200
SL Green Realty Corp.
5.000% due 08/15/2018		16,200	17,025
Springleaf Finance Corp.
5.750% due 09/15/2016		9,900	9,976
6.900% due 12/15/2017		42,375	43,858
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021 (h)		15,400	15,553
Synchrony Financial
1.849% due 02/03/2020		10,950	10,590
1.875% due 08/15/2017		5,200	5,186
TECO Finance, Inc.
1.217% due 04/10/2018		4,475	4,387
U.S. Bank N.A.
1.101% due 10/28/2019 (h)		29,000	28,701
UBS AG
1.258% due 08/14/2019		58,800	58,331
1.330% due 03/26/2018		8,150	8,139
1.485% due 06/01/2020		12,200	12,168
4.750% due 05/22/2023		700	711
UBS Group Funding Jersey Ltd.
2.068% due 09/24/2020		4,950	4,929
2.443% due 04/14/2021 (b)		96,700	96,813
3.000% due 04/15/2021 (b)		11,500	11,532
United Overseas Bank Ltd.
2.875% due 10/17/2022		6,455	6,556
Ventas Realty LP
1.550% due 09/26/2016		8,300	8,310
Vereit Operating Partnership LP
2.000% due 02/06/2017		23,900	23,780
3.000% due 02/06/2019		6,601	6,518
Vornado Realty LP
2.500% due 06/30/2019		500	505
WEA Finance LLC
1.750% due 09/15/2017		1,000	997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
1.032% due 09/14/2018 (h)	$22,800	$22,642
1.298% due 01/30/2020	6,500	6,442
Weyerhaeuser Co.
6.950% due 08/01/2017	11,050	11,735

		4,530,100

INDUSTRIALS 25.8%
Abu Dhabi National Energy Co. PJSC
4.125% due 03/13/2017	3,000	3,057
5.875% due 10/27/2016	5,000	5,129
Actavis Funding SCS
1.510% due 09/01/2016	37,200	37,238
1.712% due 03/12/2018	21,350	21,474
1.850% due 03/01/2017	34,990	35,166
1.887% due 03/12/2020	118,186	117,828
Actavis, Inc.
1.875% due 10/01/2017	4,952	4,975
Allergan, Inc.
5.750% due 04/01/2016	13,904	13,904
Amgen, Inc.
0.998% due 05/22/2017	90,900	90,706
1.218% due 05/22/2019	3,965	3,932
1.250% due 05/22/2017	6,169	6,183
2.125% due 05/15/2017	14,193	14,348
2.500% due 11/15/2016	2,350	2,373
5.850% due 06/01/2017	5,600	5,897
Anadarko Petroleum Corp.
5.950% due 09/15/2016	42,322	43,019
6.375% due 09/15/2017	3,164	3,315
Anglo American Capital PLC
1.572% due 04/15/2016	9,712	9,677
2.625% due 04/03/2017	1,450	1,432
Anheuser-Busch InBev Finance, Inc.
1.879% due 02/01/2021	13,800	14,088
Anthem, Inc.
2.300% due 07/15/2018	2,000	2,024
Asciano Finance Ltd.
5.000% due 04/07/2018	810	825
Aviation Capital Group Corp.
2.875% due 09/17/2018	27,300	27,446
3.875% due 09/27/2016	28,200	28,376
BAT International Finance PLC
1.144% due 06/15/2018 (h)	26,600	26,426
1.850% due 06/15/2018	700	706
2.125% due 06/07/2017	8,000	8,067
Baxalta, Inc.
1.404% due 06/22/2018	2,310	2,264
2.000% due 06/22/2018	7,268	7,214
Becton Dickinson and Co.
1.084% due 06/15/2016	133,490	133,503
BMW U.S. Capital LLC
0.973% due 06/02/2017 (h)	39,800	39,686
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,644
Cameron International Corp.
1.150% due 12/15/2016	2,500	2,499
Cheung Kong Infrastructure Finance BVI Ltd.
1.323% due 06/20/2017	12,000	11,961
Chevron Corp.
1.162% due 03/03/2022	4,116	3,855
CNOOC Finance Ltd.
1.125% due 05/09/2016	500	500
CNPC General Capital Ltd.
1.950% due 11/25/2017	9,000	9,044
2.750% due 04/19/2017	14,344	14,518

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	57

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	$2,410	$2,413
ConAgra Foods, Inc.
0.994% due 07/21/2016	132,140	132,052
ConocoPhillips Co.
1.517% due 05/15/2022	23,600	21,676
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	4,323	4,372
9.000% due 01/08/2018	13,303	13,606
Cox Communications, Inc.
5.875% due 12/01/2016	2,938	3,023
CRH America, Inc.
8.125% due 07/15/2018	1,900	2,141
Crown Castle Towers LLC
5.495% due 01/15/2037	1,500	1,515
D.R. Horton, Inc.
3.625% due 02/15/2018	2,150	2,212
3.750% due 03/01/2019	10,700	10,941
6.500% due 04/15/2016	9,000	9,006
Daimler Finance North America LLC
0.956% due 08/01/2017	32,000	31,816
1.053% due 03/02/2018 (h)	98,050	97,014
1.068% due 05/18/2018	14,250	14,085
1.329% due 08/03/2017 (h)	18,400	18,399
1.476% due 08/01/2018	9,420	9,390
1.650% due 03/02/2018	8,294	8,307
1.650% due 05/18/2018	5,581	5,580
1.875% due 01/11/2018	1,300	1,307
2.000% due 08/03/2018	14,920	15,054
2.250% due 07/31/2019	2,000	2,030
2.375% due 08/01/2018	9,700	9,861
2.400% due 04/10/2017	13,100	13,251
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,365	1,366
Devon Energy Corp.
1.174% due 12/15/2016	32,679	32,030
DISH DBS Corp.
4.250% due 04/01/2018	16,100	16,539
4.625% due 07/15/2017	500	511
eBay, Inc.
0.821% due 07/28/2017	14,550	14,406
1.096% due 08/01/2019	45,724	44,387
1.350% due 07/15/2017	3,447	3,441
2.500% due 03/09/2018	3,100	3,152
El Paso Natural Gas Co. LLC
5.950% due 04/15/2017	8,100	8,338
Embraer Overseas Ltd.
6.375% due 01/24/2017	3,000	3,101
Enbridge, Inc.
1.083% due 06/02/2017	12,250	11,744
1.275% due 10/01/2016	1,500	1,485
Energy Transfer Partners LP
2.500% due 06/15/2018	10,500	10,170
6.125% due 02/15/2017	10,565	10,824
9.000% due 04/15/2019	8,178	8,733
Express Scripts Holding Co.
2.650% due 02/15/2017	7,000	7,093
Exxon Mobil Corp.
1.232% due 02/28/2018	2,000	2,007
1.412% due 03/01/2019	7,400	7,431
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023	3,644	4,085
General Motors Co.
3.500% due 10/02/2018	4,454	4,563
Georgia-Pacific LLC
2.539% due 11/15/2019	36,100	36,291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Glencore Finance Canada Ltd.
3.600% due 01/15/2017	$12,761	$12,775
5.800% due 11/15/2016	37,249	37,717
Glencore Funding LLC
1.700% due 05/27/2016	25,250	25,224
1.796% due 05/27/2016	2,400	2,393
HCA, Inc.
3.750% due 03/15/2019	2,850	2,927
Hewlett Packard Enterprise Co.
2.369% due 10/05/2017	44,100	44,184
2.559% due 10/05/2018	46,000	46,087
Hyundai Capital America
1.875% due 08/09/2016	8,825	8,842
2.125% due 10/02/2017	1,684	1,689
3.750% due 04/06/2016	400	400
4.000% due 06/08/2017	200	205
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	24,720	24,805
2.050% due 07/20/2018	26,875	26,966
2.950% due 07/21/2020	21,800	22,383
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,721
Kia Motors Corp.
3.625% due 06/14/2016	18,525	18,595
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	35,260	36,311
Kinder Morgan, Inc.
2.000% due 12/01/2017	9,837	9,736
7.000% due 06/15/2017	17,615	18,488
7.250% due 06/01/2018	23,625	25,268
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,170
Korea National Oil Corp.
3.125% due 04/03/2017	23,195	23,593
4.000% due 10/27/2016 (h)	19,700	20,026
Kraft Heinz Foods Co.
1.600% due 06/30/2017	6,800	6,824
Lafarge S.A.
6.500% due 07/15/2016	20,300	20,604
Masco Corp.
6.125% due 10/03/2016	17,050	17,485
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	4,400	4,462
Medtronic, Inc.
1.434% due 03/15/2020 (h)	51,300	51,198
2.500% due 03/15/2020	8,650	8,959
MGM Resorts International
6.875% due 04/01/2016	21,155	21,155
7.500% due 06/01/2016	24,270	24,482
7.625% due 01/15/2017	16,300	16,952
10.000% due 11/01/2016	6,545	6,816
Mylan, Inc.
1.350% due 11/29/2016	34,822	34,589
1.800% due 06/24/2016	35,382	35,410
NBCUniversal Enterprise, Inc.
1.307% due 04/15/2018	13,878	13,862
Nissan Motor Acceptance Corp.
1.182% due 03/03/2017	7,630	7,634
1.330% due 09/26/2016 (h)	93,295	93,398
1.646% due 03/08/2019	33,600	33,624
1.950% due 09/12/2017	28,020	28,134
2.550% due 03/08/2021	5,500	5,578
NXP BV
3.500% due 09/15/2016	5,976	5,998
Occidental Petroleum Corp.
1.750% due 02/15/2017	49,893	50,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oracle Corp.
1.130% due 10/08/2019	$30,450	$30,458
Pearson Funding PLC
4.000% due 05/17/2016	5,850	5,866
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	5,690	5,801
Phillips 66
2.950% due 05/01/2017	4,450	4,533
Pioneer Natural Resources Co.
5.875% due 07/15/2016	16,400	16,566
6.650% due 03/15/2017	18,212	18,837
6.875% due 05/01/2018	4,015	4,276
QUALCOMM, Inc.
1.168% due 05/20/2020	11,509	11,211
Reynolds American, Inc.
2.300% due 06/12/2018	14,140	14,432
4.000% due 06/12/2022	900	980
Roche Holdings, Inc.
0.969% due 09/30/2019	5,000	4,949
Sabine Pass LNG LP
7.500% due 11/30/2016	6,035	6,214
SABMiller Holdings, Inc.
1.306% due 08/01/2018	3,309	3,295
SBA Tower Trust
5.101% due 04/15/2042	12,713	12,846
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018	2,825	2,866
2.750% due 05/17/2017	20,352	20,616
Sky PLC
6.100% due 02/15/2018	2,045	2,196
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	15,936	16,440
Spectra Energy Partners LP
2.950% due 06/15/2016	3,200	3,204
Statoil ASA
1.080% due 11/08/2018	2,780	2,748
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,536
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	84,325	83,980
6.421% due 06/20/2016	67,429	68,156
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	6,315	6,511
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	3,990	3,987
2.250% due 08/15/2016	22,466	22,591
Time Warner Cable, Inc.
5.000% due 02/01/2020	10,000	10,868
5.850% due 05/01/2017	4,400	4,588
8.250% due 04/01/2019	4,300	5,010
Time Warner Cos., Inc.
7.250% due 10/15/2017	2,500	2,711
Toll Brothers Finance Corp.
8.910% due 10/15/2017	2,350	2,585
Total Capital International S.A.
0.973% due 06/19/2019	4,150	4,047
1.191% due 08/10/2018	1,531	1,518
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	6,200	6,201
UAL Pass-Through Trust
9.750% due 07/15/2018	17,938	18,860
10.400% due 05/01/2018	2,712	2,820
USG Corp.
6.300% due 11/15/2016	41,359	42,496
7.875% due 03/30/2020	21,335	22,242
9.750% due 01/15/2018	55,049	61,848

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$32,200	$26,404
Volkswagen Group of America Finance LLC
0.838% due 05/23/2016		16,500	16,462
0.988% due 05/23/2017		15,750	15,568
1.088% due 05/22/2018		34,500	33,624
1.250% due 05/23/2017		3,300	3,278
1.600% due 11/20/2017		4,300	4,257
Volkswagen International Finance NV
1.058% due 11/18/2016		35,360	35,191
2.375% due 03/22/2017		5,000	5,031
2.875% due 04/01/2016		9,178	9,178
VW Credit, Inc.
1.050% due 06/26/2017		31,200	30,438
1.875% due 10/13/2016		21,800	21,812
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016		48,000	48,008
Wesfarmers Ltd.
2.983% due 05/18/2016		1,650	1,654
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,119
Woodside Finance Ltd.
4.600% due 05/10/2021		15,600	16,190
Wyndham Worldwide Corp.
2.500% due 03/01/2018		6,985	6,990
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,501
Wynn Macau Ltd.
5.250% due 10/15/2021 (h)		600	568
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,589
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		10,115	10,115

			3,184,584

UTILITIES 12.6%
AT&T, Inc.
1.305% due 03/11/2019		15,241	15,130
1.546% due 11/27/2018		5,800	5,769
1.559% due 06/30/2020		53,623	53,108
2.950% due 05/15/2016		37,067	37,155
BellSouth Corp.
4.821% due 04/26/2021		132,500	132,833
BG Energy Capital PLC
2.875% due 10/15/2016		2,000	2,009
4.000% due 12/09/2020		2,980	3,137
5.125% due 12/07/2017	GBP	3,000	4,570
6.500% due 11/30/2072		$34,825	36,638
6.500% due 11/30/2072	GBP	8,105	12,260
BP Capital Markets PLC
0.971% due 02/10/2017		$3,000	2,992
1.043% due 02/13/2018		14,200	13,990
1.131% due 05/10/2018		12,460	12,308
1.161% due 05/10/2019		2,680	2,574
1.260% due 09/26/2018		13,821	13,599
1.846% due 05/05/2017		3,452	3,469
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		19,540	19,516
ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016		25,027	25,614
Consumers Energy Co.
5.500% due 08/15/2016		5,210	5,295
Dayton Power & Light Co.
1.875% due 09/15/2016		4,233	4,251
Dominion Resources, Inc.
2.125% due 02/15/2018		8,800	8,810

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enel Finance International NV
6.250% due 09/15/2017		$8,800	$9,393
Jersey Central Power & Light Co.
5.650% due 06/01/2017		7,290	7,566
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		27,657	28,933
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,228	25,522
2.625% due 11/27/2018		500	511
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,541
Korea Hydro & Nuclear Power Co. Ltd.
1.398% due 05/22/2017		49,400	49,366
2.875% due 10/02/2018		2,410	2,468
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,720	1,750
6.000% due 05/25/2016		405	408
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,847
3.125% due 05/10/2017		12,934	13,159
5.500% due 09/29/2016		418	427
KT Corp.
1.750% due 04/22/2017		19,300	19,320
2.625% due 04/22/2019		1,660	1,696
3.875% due 01/20/2017		9,248	9,413
Laclede Group, Inc.
1.368% due 08/15/2017		17,200	17,136
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		42,719	42,968
OGE Energy Corp.
1.175% due 11/24/2017		6,000	5,995
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		59,600	60,290
Orange S.A.
2.750% due 09/14/2016		19,101	19,245
5.000% due 05/12/2016	GBP	8,145	11,746
Petrobras Global Finance BV
2.000% due 05/20/2016		$5,800	5,793
2.238% due 05/20/2016		36,090	36,054
3.002% due 03/17/2017		110,727	107,139
3.250% due 03/17/2017		5,500	5,411
3.500% due 02/06/2017		1,720	1,695
6.125% due 10/06/2016		1,900	1,924
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	27,325
Plains All American Pipeline LP
5.875% due 08/15/2016		2,000	2,009
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		269	275
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017 (h)		20,000	20,321
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017 (h)		70,871	70,747
1.750% due 04/10/2017		23,460	23,526
Sprint Communications, Inc.
6.000% due 12/01/2016		119,159	119,010
8.375% due 08/15/2017		16,250	16,108
9.125% due 03/01/2017		15,350	15,695
Telecom Italia Capital S.A.
6.999% due 06/04/2018		12,625	13,793
Tokyo Electric Power Co., Inc.
1.970% due 06/27/2016	JPY	20,000	178
2.060% due 08/31/2016		30,000	268
2.080% due 05/31/2016		110,000	980
Verizon Communications, Inc.
1.412% due 06/17/2019		$17,831	17,797
2.382% due 09/14/2018		277,410	283,839

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Williams Partners LP
7.250% due 02/01/2017	$40,414	$41,428

		1,557,042

Total Corporate Bonds & Notes (Cost $9,312,472)		9,271,726

MUNICIPAL BONDS & NOTES 0.6%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.529% due 11/25/2043	4,530	4,444

CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	53,078
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	13,900	13,899

		66,977

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
1.140% due 12/01/2033	3,795	3,779

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,035

Total Municipal Bonds & Notes (Cost $74,931)		76,235

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.479% due 12/25/2036	155	155
0.493% due 07/25/2037	752	708
0.553% due 03/25/2034	46	45
0.563% due 03/25/2036	98	94
0.583% due 08/25/2034	259	257
0.633% due 02/25/2037 - 10/27/2037	2,257	2,252
0.733% due 12/25/2028 - 03/25/2036	1,485	1,490
0.753% due 06/25/2036	189	189
0.773% due 11/25/2036	184	184
0.783% due 04/25/2036 - 03/25/2044	997	995
0.803% due 03/25/2036	112	113
0.833% due 06/25/2032 - 09/25/2032	105	106
0.840% due 05/18/2032	150	151
0.841% due 03/17/2032	753	760
0.863% due 07/25/2036 - 11/25/2040	424	424
0.883% due 08/25/2021 - 06/25/2042	3,018	3,038
0.891% due 09/17/2027	4	4
0.913% due 11/25/2040	373	376
0.933% due 02/25/2022 - 04/25/2042	1,303	1,312
0.940% due 07/18/2027 - 05/18/2032	158	159
0.973% due 07/25/2037	458	464
0.983% due 09/25/2041	3,422	3,461

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	59

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.033% due 10/25/2017 - 08/25/2022	$21	$21
1.063% due 04/25/2031	134	136
1.083% due 12/25/2022	4	4
1.113% due 02/25/2041	46	47
1.125% due 01/01/2021	12,269	12,323
1.133% due 09/25/2022	2	2
1.203% due 06/25/2037	284	290
1.283% due 02/25/2023 - 07/25/2038	22	22
1.333% due 04/25/2032 - 11/25/2049	50	51
1.433% due 11/25/2049	27	28
1.522% due 06/01/2043 - 10/01/2044	4,193	4,278
1.583% due 09/25/2023	28	29
1.653% due 10/25/2038	74	76
1.900% due 02/01/2018	3	3
1.905% due 05/01/2021 - 04/01/2029	64	66
1.960% due 05/01/2035	30	31
2.037% due 01/01/2036	43	45
2.042% due 10/01/2035	61	63
2.045% due 01/01/2036	48	51
2.175% due 09/01/2034	521	548
2.215% due 06/01/2033	11	12
2.217% due 11/01/2035	86	90
2.239% due 07/01/2034	9	9
2.245% due 09/01/2035	29	30
2.318% due 05/01/2035	141	150
2.327% due 05/01/2034	44	46
2.331% due 06/01/2034	3	4
2.336% due 07/01/2035	35	36
2.345% due 08/01/2026	6	6
2.364% due 09/01/2034	31	33
2.375% due 07/01/2031	4	4
2.377% due 06/01/2035	20	21
2.397% due 08/01/2035	59	63
2.410% due 05/01/2035	59	62
2.425% due 09/01/2034	72	77
2.430% due 09/01/2034	38	41
2.487% due 09/01/2035	91	96
2.492% due 11/01/2024	7	7
2.493% due 12/01/2035	31	32
2.497% due 01/01/2036	153	162
2.510% due 12/01/2035 - 12/01/2040	91	96
2.516% due 08/01/2024	1	1
2.519% due 08/01/2035	16	17
2.535% due 10/01/2035	45	48
2.539% due 04/01/2033	7	7
2.549% due 02/01/2034	70	73
2.572% due 08/01/2029	491	510
2.578% due 12/01/2036	32	34
2.592% due 07/01/2029	87	90
2.627% due 10/01/2035	11	11
2.641% due 11/01/2034	177	187
2.643% due 12/01/2036	28	30
2.644% due 11/01/2027	2	2
2.655% due 11/01/2035	99	103
2.683% due 06/01/2035	236	249
2.687% due 09/01/2035	54	57
2.715% due 02/01/2033	11	11
2.813% due 01/01/2032	187	191
2.822% due 01/01/2036	38	41
2.908% due 04/01/2029	4	4
2.919% due 03/01/2036	34	36
3.005% due 05/01/2036	2,249	2,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.010% due 02/01/2035	$7	$7
3.037% due 03/01/2036	26	27
3.831% due 05/01/2036	44	46
3.912% due 02/25/2018 (a)	20,714	1,016
4.200% due 06/01/2017	6	6
4.425% due 07/01/2028	7	7
5.050% due 07/01/2018	190	191
5.640% due 06/01/2036	9	9
6.324% due 10/25/2042	322	377
8.374% due 06/25/2032	42	42
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	913	911
Federal Housing Administration
6.896% due 07/01/2020	64	61
7.350% due 04/01/2019	20	20
7.435% due 02/01/2019	13	13
Freddie Mac
0.473% due 12/25/2036	4,721	4,702
0.686% due 07/15/2034	93	93
0.786% due 02/15/2018	49	49
0.836% due 01/15/2022 - 06/15/2031	91	92
0.886% due 12/15/2031 - 09/15/2041	2,698	2,708
0.916% due 11/15/2036	53	53
0.936% due 07/15/2039 - 02/15/2041	4,423	4,430
0.986% due 06/15/2031	243	246
1.036% due 06/15/2031 - 12/15/2037	634	637
1.136% due 03/15/2032	151	153
1.186% due 03/15/2023	4	4
1.288% due 08/25/2019 (a)	182,736	7,167
1.436% due 11/15/2033 - 10/15/2049	268	274
1.522% due 10/25/2044 - 02/25/2045	5,225	5,365
1.750% due 08/01/2017	8	8
2.473% due 08/01/2035	140	146
2.480% due 04/01/2025	6	6
2.486% due 09/01/2035	270	287
2.500% due 08/01/2035	29	30
2.504% due 02/01/2023	1	1
2.555% due 05/01/2034	35	37
2.604% due 07/01/2033 - 08/01/2034	72	77
2.626% due 12/01/2035	25	26
2.685% due 11/01/2035	31	32
2.699% due 10/01/2033	28	30
5.000% due 08/15/2035	2,204	2,528
5.500% due 08/15/2030	3	3
6.500% due 07/25/2043	235	279
Ginnie Mae
0.841% due 02/16/2032 - 03/16/2032	193	194
0.941% due 02/16/2030	45	46
0.975% due 04/20/2062	16,687	16,557
1.041% due 02/16/2030	41	41
1.091% due 02/16/2030	74	75
1.105% due 11/20/2065	8,997	8,831
1.125% due 02/20/2062	36,670	36,588
1.210% due 02/20/2066	3,400	3,397
1.225% due 01/20/2066	7,686	7,597
1.382% due 03/20/2031	258	263
1.440% due 03/20/2066	25,200	25,172
1.441% due 08/16/2039	554	565
1.475% due 02/20/2062	25,612	25,889
1.750% due 02/20/2024 - 05/20/2032	1,982	2,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/20/2022 - 08/20/2031	$997	$1,033
2.000% due 12/20/2021 - 12/20/2033	634	658
2.500% due 10/20/2017 - 01/20/2022	22	22
4.000% due 02/20/2019	4	4
NCUA Guaranteed Notes
0.792% due 12/07/2020	4,834	4,829
0.998% due 12/08/2020	3,583	3,590
Small Business Administration
4.340% due 03/01/2024	90	95
5.370% due 04/01/2028	180	202
5.490% due 03/01/2028	106	120

Total U.S. Government Agencies (Cost $210,389)		209,981

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020 (h)	44,409	45,380

Total U.S. Treasury Obligations (Cost $38,734)		45,380

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
2.842% due 02/25/2035	3,101	3,065
American Home Mortgage Assets Trust
0.623% due 05/25/2046 ^	2,228	1,618
0.623% due 09/25/2046 ^	902	619
American Home Mortgage Investment Trust
2.314% due 10/25/2034	426	426
2.381% due 09/25/2045	421	408
2.881% due 02/25/2045	56	56
BAMLL Commercial Mortgage Securities Trust
1.236% due 06/15/2028	2,800	2,804
1.656% due 01/15/2028	3,000	2,978
1.836% due 12/15/2031	1,360	1,357
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045	14,282	14,477
5.414% due 09/10/2047	8,505	8,560
5.415% due 09/10/2047	7,909	8,014
5.428% due 01/15/2049	10,999	11,262
5.617% due 07/10/2046	12,417	12,480
Banc of America Funding Trust
2.815% due 02/20/2036	2,018	1,978
3.023% due 01/20/2047 ^	150	126
Banc of America Mortgage Trust
2.770% due 08/25/2033	3,595	3,553
2.899% due 02/25/2036 ^	118	105
3.728% due 07/20/2032	22	22
6.500% due 09/25/2033	133	140
Banc of America Re-REMIC Trust
5.650% due 02/17/2051	258	261
BCAP LLC Trust
0.596% due 03/26/2037	322	317
2.553% due 11/26/2035	2,028	2,004
2.666% due 10/26/2035	117	116
2.888% due 09/26/2035	3,163	3,108
3.004% due 05/26/2047	434	434
4.378% due 07/26/2037	576	575
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	31	31
2.575% due 07/25/2033	6,341	6,244
2.651% due 08/25/2033	2,451	2,437
2.749% due 11/25/2030	49	47
2.779% due 11/25/2034	827	814

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.799% due 01/25/2035	$123	$119
2.862% due 10/25/2035	33	33
2.880% due 01/25/2034	255	254
2.924% due 03/25/2035	116	117
2.971% due 01/25/2034	68	69
3.004% due 05/25/2047 ^	1,709	1,536
3.090% due 03/25/2035	1,792	1,789
3.341% due 11/25/2034	8,846	8,296
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	883	774
1.133% due 09/25/2034	3,369	3,304
2.521% due 01/25/2036 ^	2,098	1,717
2.792% due 09/25/2035	3,718	3,109
2.946% due 11/25/2036	3,376	2,548
3.006% due 05/25/2035	284	279
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	3,967	4,049
5.533% due 09/11/2041	2,817	2,837
5.537% due 10/12/2041	6,394	6,446
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	4,549	3,230
2.775% due 01/26/2036	8,545	6,588
Boca Hotel Portfolio Trust
1.586% due 08/15/2026	8,255	8,246
Carefree Portfolio Trust
1.756% due 11/15/2019	2,800	2,792
CDGJ Commercial Mortgage Trust
1.836% due 12/15/2027	27,986	27,804
Chase Mortgage Finance Trust
2.624% due 03/25/2037 ^	549	513
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 08/25/2035	280	249
Citigroup Commercial Mortgage Trust
1.717% due 07/15/2027	9,345	9,221
5.705% due 12/10/2049	8,470	8,734
6.085% due 03/15/2049	1,370	1,368
Citigroup Mortgage Loan Trust, Inc.
0.503% due 01/25/2037	409	311
2.070% due 09/25/2035	57	56
2.630% due 07/25/2046 ^	418	362
2.660% due 05/25/2035	530	521
2.744% due 08/25/2035	1,551	1,523
2.870% due 10/25/2035 ^	219	216
2.885% due 03/25/2034	97	96
2.932% due 09/25/2037 ^	3,245	2,938
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	10,216	10,459
5.617% due 10/15/2048	3,581	3,591
COBALT Commercial Mortgage Trust
5.762% due 05/15/2046	8,283	8,563
Commercial Mortgage Trust
1.338% due 06/11/2027	31,140	30,823
5.813% due 12/10/2049	1,917	1,992
Countrywide Alternative Loan Trust
0.593% due 02/25/2047	215	178
0.612% due 02/20/2047 ^	4,959	3,701
0.613% due 05/25/2047	3,698	2,920
0.623% due 09/25/2046 ^	1,345	1,179
0.627% due 12/20/2046 ^	3,555	2,640
0.642% due 07/20/2046 ^	1,759	1,217
0.643% due 07/25/2046	365	303
1.351% due 12/25/2035	859	722
1.351% due 02/25/2036	401	350
2.904% due 02/25/2037 ^	1,630	1,456
6.000% due 04/25/2037 ^	184	132
6.250% due 12/25/2033	481	494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035		$302	$254
0.723% due 04/25/2035		52	43
1.073% due 03/25/2035		474	358
2.500% due 07/19/2031		4	4
2.746% due 09/25/2047 ^		298	268
2.866% due 11/19/2033		147	144
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035		3,707	3,303
5.468% due 01/25/2034		13	13
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		9,891	10,049
5.311% due 12/15/2039		34,735	34,961
5.448% due 01/15/2049		19	19
5.695% due 09/15/2040		3,687	3,805
6.143% due 06/15/2038		1,719	1,717
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032		49	45
2.573% due 11/25/2033		1,502	1,481
2.787% due 11/25/2034		546	560
Credit Suisse Mortgage Capital Certificates
2.402% due 07/27/2037		512	513
2.707% due 09/27/2036		673	670
5.460% due 09/15/2039		11,496	11,596
5.467% due 09/15/2039		3,674	3,701
Deco UK PLC
0.749% due 01/27/2020	GBP	2,704	3,732
Eurosail PLC
0.891% due 06/13/2045		2,157	3,066
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		$623	550
First Republic Bank Mortgage Pass-Through Certificates
0.913% due 06/25/2030		190	188
First Republic Mortgage Loan Trust
0.736% due 08/15/2032		2,296	2,105
0.786% due 11/15/2031		241	230
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,827
GMAC Mortgage Corp. Loan Trust
3.251% due 08/19/2034		2,523	2,495
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045		402	345
0.873% due 06/25/2045		322	281
0.893% due 06/25/2045		157	136
Greenwich Capital Acceptance, Inc.
3.118% due 06/25/2024		2	2
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		2,374	2,424
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		195	209
GSR Mortgage Loan Trust
2.838% due 09/25/2035		2,758	2,769
2.852% due 04/25/2036		444	395
2.910% due 01/25/2036 ^		645	599
HarborView Mortgage Loan Trust
0.562% due 03/19/2037		1,005	846
0.612% due 07/19/2046 ^		2,241	1,296
0.652% due 05/19/2035		1,486	1,226
0.670% due 03/19/2036		3,814	2,723
1.172% due 02/19/2034		2	2
2.735% due 04/19/2034		28	28
4.296% due 08/19/2036 ^		129	115
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	1,129	1,600
Hilton USA Trust
1.668% due 11/05/2030 (a)		$185,158	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hudsons Bay Simon JV Trust
2.021% due 08/05/2034	$10,000	$9,989
Impac CMB Trust
1.336% due 10/25/2033	14	13
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032	1	1
1.864% due 01/25/2032	4	3
IndyMac Mortgage Loan Trust
0.613% due 07/25/2047	887	582
0.623% due 09/25/2046	1,438	1,180
0.633% due 06/25/2046	760	569
0.643% due 05/25/2046	242	194
0.673% due 07/25/2035	222	192
2.711% due 12/25/2034	39	37
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	18	18
3.853% due 06/15/2043	333	333
5.397% due 05/15/2045	20,078	20,132
5.420% due 01/15/2049	7,705	7,865
5.431% due 06/12/2047	6,152	6,257
5.440% due 06/12/2047	19,353	19,696
5.500% due 10/12/2037	811	832
5.682% due 02/12/2049	1,003	1,015
5.699% due 02/12/2049	23,756	24,418
5.743% due 06/15/2049	2,733	2,768
5.794% due 02/12/2051	7,069	7,347
5.882% due 02/15/2051	3,125	3,229
5.935% due 04/17/2045	2,595	2,597
JPMorgan Mortgage Trust
2.782% due 04/25/2035	3,923	3,662
LB Commercial Mortgage Trust
6.410% due 06/15/2031	875	912
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,190	2,237
5.856% due 06/15/2038	920	920
Luminent Mortgage Trust
0.597% due 12/25/2036	1,005	801
0.607% due 12/25/2036 ^	362	295
0.633% due 10/25/2046	312	265
MASTR Adjustable Rate Mortgages Trust
0.643% due 04/25/2046	686	489
2.812% due 11/21/2034	1,493	1,519
MASTR Alternative Loan Trust
5.000% due 04/25/2019	89	90
6.000% due 08/25/2033	1,260	1,326
MASTR Asset Securitization Trust
5.500% due 09/25/2033	110	110
MASTR Seasoned Securitization Trust
6.239% due 09/25/2017	8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031	1,266	1,179
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	1,135	1,083
1.296% due 08/15/2032	71	68
2.610% due 10/20/2029	746	742
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	5,371	4,887
0.683% due 11/25/2035	1,746	1,603
1.439% due 10/25/2035	2,847	2,696
1.904% due 10/25/2035	1,582	1,533
2.381% due 12/25/2032	8	8
6.720% due 11/15/2026	631	634
Merrill Lynch Mortgage Trust
5.837% due 06/12/2050	266	269
Merrill Lynch Mortgage-Backed Securities Trust
3.093% due 04/25/2037 ^	564	481

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	61

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	$7,132	$7,211
5.737% due 06/12/2050	7,821	8,079
5.864% due 08/12/2049	6,281	6,511
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	3,500	3,616
Morgan Stanley Capital Trust
0.586% due 07/12/2044	7,726	7,721
1.085% due 03/15/2045	1,151	1,150
1.588% due 08/14/2031	2,951	2,939
5.332% due 12/15/2043	4,999	5,044
5.439% due 02/12/2044	88	88
5.610% due 04/15/2049	1,181	1,183
5.665% due 04/15/2049	19,214	19,747
5.715% due 04/12/2049	15,700	15,831
5.809% due 12/12/2049	14,648	15,270
Morgan Stanley Mortgage Loan Trust
0.653% due 02/25/2047	970	406
2.292% due 06/25/2036	140	135
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	3,575	3,660
5.794% due 08/15/2045	2,078	2,126
MortgageIT Trust
1.173% due 12/25/2034	1,029	988
RBSSP Resecuritization Trust
0.756% due 08/26/2045	8,441	7,878
0.934% due 09/26/2036	3,359	3,252
0.936% due 10/26/2036	4,151	4,040
2.350% due 12/26/2036	523	524
2.454% due 10/26/2036	3,402	3,433
2.680% due 10/25/2035	17,061	17,211
Residential Accredit Loans, Inc. Trust
0.643% due 04/25/2046	222	99
0.683% due 08/25/2037	530	411
0.733% due 01/25/2035	353	336
0.733% due 08/25/2035	1,014	772
1.711% due 09/25/2045	634	512
Residential Asset Securitization Trust
2.715% due 12/25/2034	3,194	3,089
5.750% due 02/25/2036 ^	165	129
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	26	27
RFTI Issuer Ltd.
2.186% due 08/15/2030	19,300	19,269
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	8,306	8,325
Selkirk Ltd.
1.329% due 02/20/2041	3,961	3,954
1.860% due 12/20/2041	8,903	8,867
Sequoia Mortgage Trust
0.812% due 10/20/2027	411	387
2.443% due 01/20/2047 ^	270	219
2.756% due 04/20/2035	296	307
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035	73	58
2.707% due 08/25/2035	734	682
2.795% due 02/25/2034	102	101
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037	977	730
0.623% due 07/25/2046 ^	2,624	2,048
0.653% due 05/25/2036	6,557	4,827
0.653% due 05/25/2046	1,083	586
0.663% due 05/25/2045	470	409
0.682% due 07/19/2035	4,306	4,101
0.713% due 02/25/2036 ^	33	26
1.012% due 07/19/2034	20	20
1.092% due 09/19/2032	29	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.132% due 03/19/2034		$344	$335
1.132% due 04/19/2035		1,373	1,276
Structured Asset Securities Corp.
5.050% due 02/25/2034		20	20
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.374% due 01/25/2032		5	5
2.515% due 07/25/2032		65	59
2.688% due 02/25/2032		106	103
Thornburg Mortgage Securities Trust
2.527% due 04/25/2045		213	210
Vulcan European Loan Conduit Ltd.
0.101% due 05/15/2017	EUR	429	482
Wachovia Bank Commercial Mortgage Trust
0.591% due 10/15/2048		$10,068	9,995
0.651% due 04/15/2047		52,300	50,931
5.698% due 06/15/2049		172	173
5.703% due 06/15/2049		6,100	6,244
5.749% due 07/15/2045		3,549	3,561
WaMu Commercial Mortgage Securities Trust
5.462% due 03/23/2045		12,584	12,717
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045		134	123
0.703% due 12/25/2045		230	212
0.723% due 10/25/2045		502	465
0.743% due 01/25/2045		181	171
1.051% due 02/25/2047 ^		665	512
1.081% due 01/25/2047		475	427
1.091% due 01/25/2047 ^		998	768
1.111% due 04/25/2047		1,447	1,208
1.132% due 12/25/2046		1,917	1,614
1.142% due 12/25/2046 ^		954	742
1.351% due 02/25/2046		2,466	2,244
1.351% due 08/25/2046		13,179	10,830
1.551% due 11/25/2042		350	324
1.717% due 08/25/2042		478	455
1.751% due 06/25/2042		447	428
1.905% due 01/25/2047		263	225
1.914% due 02/27/2034		63	61
1.975% due 01/25/2037 ^		543	458
2.025% due 04/25/2037 ^		375	318
2.155% due 08/25/2046		6,423	5,686
2.155% due 09/25/2046		470	408
2.155% due 11/25/2046		173	154
2.155% due 12/25/2046		902	822
2.159% due 05/25/2037 ^		762	607
2.164% due 07/25/2046		263	234
2.190% due 12/25/2036 ^		351	302
2.394% due 02/25/2037 ^		866	754
2.432% due 09/25/2036 ^		632	571
2.472% due 02/25/2037 ^		1,039	928
2.487% due 03/25/2033		70	70
2.507% due 06/25/2034		1,917	1,929
2.521% due 09/25/2033		1,865	1,876
2.546% due 02/25/2037 ^		2,058	1,817
2.562% due 09/25/2033		635	626
Washington Mutual Mortgage Pass-Through Certificates Trust
1.321% due 05/25/2046		555	390
2.273% due 02/25/2033		35	34
Wells Fargo Mortgage-Backed Securities Trust
2.749% due 09/25/2034		172	175
2.750% due 12/25/2034		1,213	1,221
2.794% due 06/25/2035		1,942	1,945
2.807% due 07/25/2036 ^		662	638
2.837% due 03/25/2036		164	162
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045		415	414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.081% due 04/15/2045		$136	$136
1.456% due 11/15/2044		144	144

Total Non-Agency Mortgage-Backed Securities (Cost $864,182)			841,080

ASSET-BACKED SECURITIES 10.2%
ACAS CLO Ltd.
0.834% due 04/20/2021		1,030	1,030
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036		20	11
ACS Pass-Through Trust
0.748% due 06/14/2037		2,828	2,764
Aimco CLO
0.868% due 08/20/2020		811	807
Alba SPV SRL
1.358% due 04/20/2040	EUR	1,398	1,591
AmeriCredit Automobile Receivables Trust
1.188% due 04/08/2019		$5,600	5,605
Amortizing Residential Collateral Trust
1.013% due 07/25/2032		63	59
1.133% due 10/25/2031		319	290
1.133% due 08/25/2032		311	279
Amresco Residential Securities Corp. Mortgage Loan Trust
1.373% due 06/25/2029		99	91
Apidos Cinco CDO Ltd.
0.848% due 05/14/2020		6,736	6,717
ARES CLO Ltd.
1.259% due 11/25/2020		11,775	11,598
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.486% due 12/25/2033		223	200
Asset-Backed Funding Certificates Trust
1.133% due 06/25/2034		591	549
Asset-Backed Securities Corp. Home Equity Loan Trust
0.513% due 05/25/2037		30	20
Atrium CDO Corp.
1.421% due 11/16/2022		33,718	33,577
Atrium Corp.
0.868% due 07/20/2020		223	221
Babson CLO Ltd.
0.845% due 01/18/2021		713	703
1.858% due 05/15/2023		15,800	15,793
Bear Stearns Asset-Backed Securities Trust
1.093% due 10/25/2032		377	359
1.233% due 10/27/2032		82	78
1.433% due 10/25/2037		2,099	1,934
1.433% due 11/25/2042		27	25
Bravo Mortgage Asset Trust
0.673% due 07/25/2036		885	834
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		32,000	31,870
1.956% due 07/27/2026		64,150	64,868
Carlyle High Yield Partners Ltd.
0.835% due 04/19/2022		10,139	9,917
0.845% due 04/19/2022		1,085	1,054
Cavalry CLO Ltd.
1.990% due 01/16/2024		41,700	41,577
Celf Loan Partners BV
0.327% due 07/18/2021	EUR	447	508
Celf Loan Partners PLC
0.214% due 11/01/2023		764	867
Celf Low Levered Partners PLC
0.086% due 03/04/2024		2,541	2,846
Chancelight, Inc.
1.163% due 04/25/2039		$6,048	5,925

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Funding Trust
1.073% due 08/25/2032		$30	$27
CIFC Funding Ltd.
1.459% due 08/14/2024		39,300	39,209
1.587% due 01/19/2023		11,784	11,788
CIT Group Home Equity Loan Trust
0.980% due 06/25/2033		36	33
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045		448	304
0.783% due 01/25/2036		12,258	12,120
COA Summit CLO Ltd.
1.974% due 04/20/2023		6,528	6,536
ContiMortgage Home Equity Loan Trust
0.776% due 03/15/2027		1	1
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	4,991	5,618
0.165% due 07/25/2024		11,064	12,331
0.968% due 01/30/2024	GBP	1,678	2,346
0.968% due 07/25/2024		2,493	3,447
Cornerstone CLO Ltd.
0.842% due 07/15/2021		$2,980	2,957
Countrywide Asset-Backed Certificates
0.613% due 06/25/2036		23	23
0.613% due 09/25/2036		267	263
0.623% due 10/25/2034		215	211
0.673% due 12/25/2031 ^		37	27
1.173% due 05/25/2032		224	212
1.296% due 05/25/2033		8	7
Countrywide Home Equity Loan Trust
0.576% due 01/15/2037		33	30
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032		3	2
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036		58	30
0.553% due 07/25/2037		438	258
Dell Equipment Finance Trust
1.420% due 12/22/2017		12,400	12,385
Delta Funding Home Equity Loan Trust
1.256% due 09/15/2029		30	27
Drug Royalty LP
3.139% due 07/15/2023		9,079	9,185
Dryden Leveraged Loan CDO
0.864% due 10/20/2020		902	898
0.871% due 04/12/2020		2,890	2,875
Dryden Senior Loan Fund
1.792% due 01/15/2022		24,427	24,292
Duchess CLO BV
0.019% due 02/28/2023	EUR	867	982
Eagle Ltd.
2.570% due 12/15/2039		$3,231	3,176
Eaton Vance CDO PLC
0.009% due 03/25/2026	EUR	203	230
0.045% due 02/22/2027		1,768	1,981
0.858% due 02/22/2027		$7,253	7,102
0.880% due 03/25/2026		4,732	4,625
0.890% due 02/22/2027	GBP	606	848
0.918% due 02/22/2027		$10,317	10,359
0.960% due 03/25/2026		6,632	6,488
Elm CLO Ltd.
2.020% due 01/17/2023		31,287	31,516
EMC Mortgage Loan Trust
1.133% due 01/25/2041		181	178
1.176% due 05/25/2040		45	40
Equity One Mortgage Pass-Through Trust
0.993% due 11/25/2032		259	246
1.033% due 04/25/2034		575	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurocredit CDO PLC
0.234% due 04/17/2023	EUR	56	$64
Fairbanks Capital Mortgage Loan Trust
1.711% due 05/25/2028		$67	65
First NLC Trust
0.503% due 08/25/2037		549	260
Flagship CLO
0.853% due 09/20/2019		249	247
Fortress Credit Investments Ltd.
1.870% due 07/17/2023		30,699	30,529
Four Corners CLO Ltd.
0.889% due 01/26/2020		1,233	1,218
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023		24,255	24,247
Galaxy CLO Ltd.
1.908% due 08/20/2022		2,435	2,438
Gallatin CLO Ltd.
1.892% due 07/15/2023		29,695	29,654
GCAT LLC
3.750% due 07/25/2020		1,738	1,731
4.250% due 10/25/2019		6,420	6,419
4.500% due 03/25/2021		3,100	3,103
Golden Knight CDO Ltd.
0.862% due 04/15/2019		1,412	1,411
GoldenTree Loan Opportunities Ltd.
1.315% due 10/18/2021		836	832
1.920% due 04/17/2022		4,331	4,280
GreenPoint Home Equity Loan Trust
0.796% due 01/15/2030		46	43
GSAMP Trust
0.503% due 12/25/2036		408	207
Harbourmaster CLO BV
0.076% due 05/08/2023	EUR	508	577
0.872% due 05/08/2023	GBP	5,685	8,043
0.901% due 05/08/2023		$5,285	5,207
HarbourView CLO
0.880% due 12/27/2019		137	136
Harvest CLO PLC
0.205% due 04/05/2024	EUR	7,959	8,955
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$12,609	12,616
Highlander Euro CDO BV
0.315% due 09/06/2022	EUR	1,327	1,503
Home Equity Asset Trust
1.353% due 02/25/2033		$1	1
HSI Asset Loan Obligation Trust
0.496% due 12/25/2036		126	50
Inwood Park CDO Ltd.
0.849% due 01/20/2021		420	419
Jubilee CDO BV
0.116% due 08/21/2021	EUR	329	372
0.127% due 07/30/2024		3,672	4,098
Kingsland Ltd.
0.840% due 08/24/2021		$2,919	2,880
KVK CLO Ltd.
1.992% due 07/15/2023		10,861	10,824
LCM LP
1.581% due 04/15/2022		40,125	39,848
1.824% due 07/14/2022		1,638	1,641
1.881% due 10/19/2022		37,265	36,701
Lehman ABS Mortgage Loan Trust
0.523% due 06/25/2037		447	262
Lehman XS Trust
0.583% due 04/25/2037 ^		1,110	834
LightPoint Pan-European CLO PLC
0.090% due 01/31/2022	EUR	13	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		$14,200	$14,116
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034		359	335
1.133% due 03/25/2032		39	37
Madison Park Funding Ltd.
0.857% due 02/26/2021		1,006	993
0.890% due 03/25/2020		401	397
1.545% due 04/22/2022		33,175	33,047
1.884% due 06/15/2022		1,620	1,621
1.908% due 08/15/2022		37,980	37,957
Malin CLO BV
0.029% due 05/07/2023	EUR	1,304	1,470
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		$1,802	1,775
MASTR Asset-Backed Securities Trust
0.483% due 11/25/2036		72	30
0.483% due 01/25/2037		411	166
Merrill Lynch Mortgage Investors Trust
0.513% due 09/25/2037		6	2
0.553% due 02/25/2037		373	158
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 05/25/2037		262	158
0.533% due 09/25/2036		24	10
1.233% due 07/25/2037		164	162
Morgan Stanley Investment Management Mezzano BV
0.739% due 05/15/2024	EUR	409	464
Morgan Stanley IXIS Real Estate Capital Trust
0.483% due 11/25/2036		$11	4
MT Wilson CLO Ltd.
0.847% due 07/11/2020		686	685
National Collegiate Student Loan Trust
0.563% due 11/27/2028		678	675
0.573% due 12/27/2027		568	565
Nautique Funding Ltd.
0.872% due 04/15/2020		442	438
Navient Private Education Loan Trust
0.936% due 12/15/2021		5,334	5,313
1.136% due 09/16/2024		4,057	4,008
Navient Student Loan Trust
0.713% due 08/25/2020		3,235	3,218
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		26,000	25,972
New Century Home Equity Loan Trust
0.613% due 05/25/2036		556	415
Northstar Education Finance, Inc.
1.133% due 12/26/2031		12,834	12,429
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		43,397	43,405
OHA Credit Partners Ltd.
1.838% due 05/15/2023		16,768	16,687
OHA Park Avenue CLO Ltd.
0.882% due 03/14/2022		2,019	1,977
OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,076
2.570% due 07/18/2025		48,900	48,298
Option One Mortgage Loan Trust
0.973% due 08/25/2032		141	129
1.093% due 05/25/2035		2,360	2,270
Option One Mortgage Loan Trust Asset-Backed Certificates
0.973% due 06/25/2032		20	18
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		1,014	1,014
Popular ABS Mortgage Pass-Through Trust
0.523% due 06/25/2047 ^		26	26

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	63

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pretium Mortgage Credit Partners LLC
4.125% due 10/27/2030		$5,813	$5,794
Prospero CLO BV
0.098% due 10/20/2022	EUR	114	129
Race Point CLO Ltd.
1.637% due 12/15/2022		$40,746	40,658
Renaissance Home Equity Loan Trust
0.793% due 11/25/2034		192	162
0.933% due 12/25/2033		299	278
1.316% due 08/25/2033		457	426
Residential Asset Mortgage Products Trust
0.996% due 06/25/2032		5	5
Residential Asset Securities Corp. Trust
0.933% due 07/25/2032 ^		70	62
RMAT LLC
4.090% due 07/27/2020		4,282	4,269
Saturn CLO Ltd.
0.843% due 05/13/2022		2,024	2,011
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,258
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024		697	689
SLM Private Education Loan Trust
1.186% due 10/16/2023		376	375
1.486% due 06/15/2023		114	114
SLM Student Loan Trust
0.699% due 07/25/2019		997	988
0.739% due 01/27/2025		2,572	2,564
1.133% due 01/25/2029		8,632	8,224
2.119% due 04/25/2023		9,040	8,947
Specialty Underwriting & Residential Finance Trust
1.113% due 01/25/2034		173	150
Stone Tower CLO Ltd.
0.840% due 04/17/2021		3,961	3,933
0.850% due 04/17/2021		1,192	1,180
Stoney Lane Funding Corp.
0.860% due 04/18/2022		2,106	2,088
Structured Asset Investment Loan Trust
1.123% due 06/25/2035		3,658	3,587
1.408% due 10/25/2033		87	84
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035		1,270	1,200
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		6,395	6,414
Symphony CLO LP
1.717% due 01/09/2023		19,353	19,266
Symphony CLO Ltd.
1.586% due 07/23/2023		6,500	6,500
Telos CLO Ltd.
2.290% due 04/17/2025 (b)		13,200	13,201
Theseus European CLO S.A.
0.102% due 08/27/2022	EUR	38	43
Venture CDO Ltd.
0.841% due 07/22/2021		$1,057	1,033
0.901% due 07/22/2021		5,843	5,732
Venture CLO Ltd.
1.609% due 11/14/2022		16,100	16,031
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		1,786	1,766
Vibrant CLO Ltd.
1.960% due 07/17/2024		7,000	6,969
VOLT LLC
3.250% due 02/25/2055		7,583	7,465
4.250% due 02/26/2046		8,701	8,713
4.250% due 03/26/2046		9,600	9,609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Voya CLO Ltd.
0.870% due 12/13/2020		$806	$803
1.922% due 10/15/2022		34,750	34,674
1.942% due 10/15/2022		40,700	40,665
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036		70	34
Westwood CDO Ltd.
0.839% due 04/25/2022		1,760	1,723
WG Horizons CLO
0.896% due 05/24/2019		1,070	1,065
Wood Street CLO BV
0.361% due 11/22/2021	EUR	1,900	2,127

Total Asset-Backed Securities (Cost $1,260,378)			1,254,515

SOVEREIGN ISSUES 5.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,795
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (d)	BRL	1,211,609	326,010
0.000% due 10/01/2016 (d)		200,000	52,049
Development Bank of Japan, Inc.
0.861% due 01/28/2020 (h)		$46,650	45,802
1.736% due 04/27/2017		12,000	12,050
Export-Import Bank of Korea
1.243% due 08/14/2017		9,720	9,706
Japan Bank for International Cooperation
0.978% due 11/13/2018 (h)		35,100	34,719
Japan Finance Organization for Municipalities
1.268% due 05/22/2017 (h)		27,000	27,008
1.375% due 02/05/2018		9,000	8,983
1.500% due 09/12/2017		1,900	1,904
Korea Development Bank
1.246% due 01/22/2017		16,900	16,902
3.250% due 09/20/2016		10,671	10,782
3.500% due 08/22/2017 (h)		18,259	18,779
3.875% due 05/04/2017 (h)		18,356	18,859
4.000% due 09/09/2016 (h)		23,940	24,273
Korea Housing Finance Corp.
3.500% due 12/15/2016		3,700	3,757
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,857

Total Sovereign Issues (Cost $655,256)			643,235

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Citigroup Capital
6.988% due 10/30/2040		184,000	4,837

Total Preferred Securities (Cost $4,959)			4,837

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.1%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		$2,300	2,298
Intesa Sanpaolo SpA
1.997% due 04/11/2016		36,490	36,492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Banking Corp.
0.983% due 05/02/2017		$2,500	$2,488

			41,278

COMMERCIAL PAPER 2.7%
AutoNation, Inc.
1.300% due 04/19/2016		20,000	19,993
Electricite de France S.A.
1.510% due 01/09/2017		135,000	133,708
ENI Finance USA, Inc.
1.225% due 06/10/2016		1,700	1,698
1.350% due 06/10/2016		79,500	79,411
Thermo Fisher Scientific, Inc.
1.700% due 07/08/2016		100,000	99,620

			334,430

REPURCHASE AGREEMENTS (g) 9.8%
			1,208,205

SHORT-TERM NOTES 0.7%
Dominion Resources, Inc.
1.368% due 05/12/2016		65,700	65,681
Kansas City Southern Co.
1.321% due 10/28/2016		7,415	7,355
Reynolds American, Inc.
3.500% due 08/04/2016		12,949	13,031

			86,067

CZECH REPUBLIC TREASURY BILLS 0.2%
(0.234)% due 09/02/2016 - 09/30/2016 (c)(d)	CZK	427,000	17,971

U.S. TREASURY BILLS 0.4%
0.192% due 04/07/2016 - 04/28/2016 (c)(d)(k)		$46,278	46,274

Total Short-Term Instruments (Cost $1,733,236)			1,734,225

Total Investments in Securities (Cost $14,362,320)			14,289,478

		SHARES
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		8,911,412	88,054

Total Short-Term Instruments (Cost $88,046)			88,054

Total Investments in Affiliates (Cost $88,046)			88,054

Total Investments 116.6% (Cost $14,450,366)			$14,377,532

Financial Derivative Instruments (i)(j) (0.3%) (Cost or Premiums, net $(13,469))			(36,377)

Other Assets and Liabilities, net (16.3%)			(2,012,622)

Net Assets 100.0%			$12,328,533

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	(0.100)%	03/31/2016	04/01/2016	$165,477	U.S. Treasury Notes 1.125% due 02/28/2021	$(165,665)	$165,477	$165,477
DEU	0.250	03/31/2016	04/01/2016	166,540	U.S. Treasury Notes 1.375% due 01/31/2021	(166,934)	166,540	166,541
JPS	0.400	03/31/2016	04/04/2016	101,677	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(101,880)	101,677	101,678
	0.460	03/31/2016	04/01/2016	534,459	U.S. Treasury Notes 1.375% - 1.625% due 07/31/2020 - 08/31/2020	(535,591)	534,459	534,466
NOM	0.400	03/30/2016	04/04/2016	194,513	U.S. Treasury Notes 1.750% due 12/31/2020	(195,583)	194,513	194,517
SGY	0.300	03/31/2016	04/01/2016	45,539	U.S. Treasury Notes 1.375% due 01/31/2021	(45,647)	45,539	45,539

Total Repurchase Agreements						$(1,211,300)	$1,208,205	$1,208,218

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.000)%	02/03/2016	TBD	(2)	$(483)	$(482)
COM	0.780	02/24/2016	04/07/2016		(86,686)	(86,756)
	0.780	03/09/2016	04/07/2016		(37,888)	(37,907)
NOM	0.600	03/30/2016	04/04/2016		(194,852)	(194,859)
RDR	0.870	03/21/2016	04/07/2016		(4,751)	(4,752)
SCX	0.770	03/09/2016	04/12/2016		(47,438)	(47,461)
	0.770	03/28/2016	04/04/2016		(12,915)	(12,916)
	0.780	04/04/2016	07/06/2016		(13,014)	(13,014)
	0.790	03/14/2016	04/14/2016		(66,096)	(66,122)
	0.790	03/29/2016	04/12/2016		(154,886)	(154,896)
	0.790	03/31/2016	04/20/2016		(23,551)	(23,552)
	0.930	02/26/2016	07/26/2016		(159,820)	(159,964)
	0.930	03/02/2016	07/26/2016		(166,358)	(166,487)

Total Reverse Repurchase Agreements						$(969,168)

(2)	Open maturity reverse repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(639,272) at a weighted average interest rate of 0.383%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Bonds	2.875%	08/15/2045	$ 6,896	$(6,910)	$(7,332)
U.S. Treasury Notes	1.125	02/28/2021	88,300	(86,792)	(88,080)
U.S. Treasury Notes	1.375	08/31/2020	340,000	(341,582)	(343,916)
U.S. Treasury Notes	1.375	01/31/2021	829,000	(829,136)	(837,263)
U.S. Treasury Notes	1.625	07/31/2020	187,500	(190,773)	(191,839)
U.S. Treasury Notes	1.750	12/31/2020	292,900	(298,366)	(301,515)

Total Short Sales				$(1,753,559)	$(1,769,945)

(4)	Payable for short sales includes $4,539 of accrued interest.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	65

Schedule of Investments PIMCO Short-Term Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $981,668 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(482)	$0	$0	$(482)	$569	$87
BOS	165,477	0	0	0	165,477	(165,665)	(188)
COM	0	(124,663)	0	0	(124,663)	128,974	4,311
DEU	166,541	0	0	0	166,541	(166,934)	(393)
JPS	636,144	0	0	0	636,144	(637,471)	(1,327)
NOM	194,517	(194,859)	0	0	(342)	80	(262)
RDR	0	(4,752)	0	0	(4,752)	4,999	247
SCX	0	(644,412)	0	0	(644,412)	650,614	6,202
SGY	45,539	0	0	0	45,539	(45,670)	(131)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(232,328)	(232,328)	0	(232,328)
BOS	0	0	0	(45,543)	(45,543)	0	(45,543)
BPG	0	0	0	(998,134)	(998,134)	0	(998,134)
NOM	0	0	0	(493,940)	(493,940)	0	(493,940)

Total Borrowings and Other Financing Transactions	$1,208,218	$(969,168)	$0	$(1,769,945)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(382,028)	$0	$(219,507)	$(601,535)
Sovereign Issues	0	(52,334)	0	(107,426)	(159,760)
U.S. Treasury Obligations	0	(194,859)	0	0	(194,859)

Total Borrowings	$0	$(629,221)	$0	$(326,933)	$(956,154)

Gross amount of recognized liabilities for reverse repurchase agreements (6)					$(956,154)

(6)	Unsettled reverse repurchase agreements liability of $(13,014) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	3,644	$(3,182)	$(4,008)

Total Written Options				$(3,182)	$(4,008)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin (1)
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	9,582	$(6,723)	$0	$(958)
90-Day Eurodollar December Futures	Short	12/2018	15,281	(16,583)	0	(2,101)
90-Day Eurodollar December Futures	Short	12/2019	5,776	(3,997)	0	(795)
90-Day Eurodollar June Futures	Long	06/2016	11,369	535	0	0
90-Day Eurodollar March Futures	Short	03/2019	13,724	651	0	(1,887)
Australia Government 3-Year Note June Futures	Long	06/2016	19,197	2,430	4,112	0
Euro-Bobl June Futures	Long	06/2016	9,530	(2,978)	0	(759)

Total Futures Contracts				$(26,665)	$4,112	$(6,500)

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	0.738%	09/15/2016	$ 2,577,000	$317	$317	$0	$0
Receive	3-Month USD-LIBOR	0.965	12/15/2016	1,288,500	(228)	(228)	13	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018	146,000	(3,909)	(3,275)	0	(94)

					$(3,820)	$(3,186)	$13	$(94)

Total Swap Agreements					$(3,820)	$(3,186)	$13	$(94)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $70,853 been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,274	$13	$4,287	$(4,008)	$(6,908)	$(94)	$(11,010)

(1)	Unsettled variation margin asset of $162 and liability of $(408) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016	$		132,644		GBP	92,063	$0	$(419)
	05/2016		GBP	92,063	$		132,654	417	0

BOA	04/2016		EUR	539,374			594,408	0	(19,346)
	04/2016		JPY	29,517,702			263,632	1,357	0
	05/2016		AUD	79,795			58,978	0	(2,079)
	05/2016	$		129,055		AUD	182,627	10,687	0

BPS	07/2016		BRL	270,000	$		78,204	4,988	0

BRC	07/2016			14,000			3,627	0	(169)
	10/2016			200,000			50,820	0	(1,976)

CBK	04/2016			227,324			65,383	2,555	(394)
	04/2016		EUR	44,291			49,229	0	(1,170)
	04/2016	$		63,163		BRL	227,324	385	(326)
	04/2016			168,941		EUR	152,358	4,428	0
	04/2016			228		GBP	160	2	0
	04/2016			31,773		JPY	3,583,500	67	0
	05/2016		AUD	407,968	$		293,109	0	(19,058)
	05/2016	$		2,782		EUR	2,443	0	0
	05/2016			5,605		MXN	100,010	160	0

DUB	07/2016		BRL	338,000	$		102,350	10,694	0

FBF	04/2016			113,662			31,937	326	0
	04/2016	$		30,941		BRL	113,662	670	0
	05/2016		BRL	113,662	$		30,739	0	(621)

GLM	04/2016			30,241			8,497	87	0
	04/2016		EUR	18,704			20,625	0	(658)
	04/2016		GBP	9,220			12,871	0	(371)
	04/2016	$		7,559		BRL	30,241	851	0
	04/2016			1,156		GBP	821	24	0
	05/2016			690		EUR	616	11	0
	07/2016			58,510		BRL	237,750	5,961	0

HUS	04/2016		GBP	85,713	$		119,842	0	(3,263)
	04/2016	$		11,377		JPY	1,280,473	1	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	67

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	05/2016		JPY	1,280,473	$		11,384	$0	$(2)
	09/2016		CZK	151,228			6,304	0	(93)

JPM	04/2016		BRL	194,000			53,372	103	(685)
	04/2016	$		47,966		BRL	194,000	5,988	0
	04/2016			1,487		EUR	1,355	55	0
	04/2016			2,687		GBP	1,889	26	0
	04/2016			218,888		JPY	24,653,730	168	0
	05/2016			7,487		AUD	10,073	221	0
	05/2016			43,025		BRL	158,241	634	0
	07/2016		BRL	787,359	$		195,628	0	(17,882)

MSB	04/2016			66,000			20,470	2,115	0
	04/2016	$		18,545		BRL	66,000	0	(189)
	04/2016			499,414		EUR	440,789	2,160	0
	05/2016		EUR	440,789	$		499,842	0	(2,167)
	07/2016		BRL	75,000			18,392	0	(1,946)
	09/2016		CZK	188,416			7,631	0	(339)

RBC	05/2016	$		1,620		AUD	2,254	105	0

SCX	05/2016		AUD	11,564	$		8,594	0	(254)
	05/2016	$		3,765		CAD	5,252	279	0

SOG	09/2016		CZK	88,202	$		3,691	0	(36)

UAG	04/2016	$		8,810		EUR	7,867	142	0
	05/2016		EUR	7,867	$		8,817	0	(143)

Total Forward Foreign Currency Contracts								$55,667	$(73,586)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	116.000	04/07/2016	$	300	$2	$0

JPM	Call - OTC USD versus JPY		116.000	04/07/2016		190,500	979	26

							$981	$26

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	04/21/2016	$	602,600	$723	$1,384

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.315	04/11/2016		2,510,000	2,510	0

								$3,233	$1,384

Total Purchased Options								$4,214	$1,410

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.764	04/07/2016	AUD	253,880	$(967)	$(1,859)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	05/25/2016	$	4,500	$(7)	$(4)

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	04/11/2016		2,510,000	(2,510)	(5,054)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	05/25/2016		3,106,100	(4,093)	(2,593)

								$(6,610)	$(7,651)

Total Written Options								$(7,577)	$(9,510)

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	84,782	$	4,616,815	AUD	0	EUR	0	GBP	0	$(73,102)
Sales	65,987		21,076,400		627,803		127,962		185,294	(92,100)
Closing Buys	(147,125)		(17,441,500)		(91,900)		0		(138,970)	147,180
Expirations	0		0		(282,023)		(127,962)		0	1,305
Exercised	0		(2,631,115)		0		0		(46,324)	5,958

Balance at End of Period	3,644	$	5,620,600	AUD	253,880	EUR	0	GBP	0	$(10,759)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Volvo Treasury AB	1.000%	12/20/2020	1.037%	EUR	31,600	$(746)	$694	$0	$(52)

BRC	Mexico Government International Bond	1.000	09/20/2020	1.383	$	13,400	(199)	(18)	0	(217)
	Mexico Government International Bond	1.000	12/20/2020	1.454		7,500	(345)	193	0	(152)
	Volvo Treasury AB	1.000	12/20/2020	1.037	EUR	14,500	(274)	250	0	(24)

CBK	Mexico Government International Bond	1.000	09/20/2020	1.383	$	8,000	(119)	(10)	0	(129)
	Volvo Treasury AB	1.000	12/20/2020	1.037	EUR	24,400	(542)	502	0	(40)

DUB	Mexico Government International Bond	1.000	12/20/2020	1.454	$	27,000	(1,232)	686	0	(546)

FBF	Volvo Treasury AB	1.000	12/20/2020	1.037	EUR	7,100	(157)	145	0	(12)

GST	Mexico Government International Bond	1.000	09/20/2020	1.383	$	32,800	(479)	(51)	0	(530)
	Mexico Government International Bond	1.000	12/20/2020	1.454		25,000	(1,135)	630	0	(505)

HUS	Mexico Government International Bond	1.000	09/20/2020	1.383		25,000	(365)	(39)	0	(404)

JPM	Mexico Government International Bond	1.000	09/20/2020	1.383		25,000	(365)	(39)	0	(404)
	Mexico Government International Bond	1.000	12/20/2020	1.454		12,700	(581)	324	0	(257)

NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	1.502		14,600	(385)	22	0	(363)

							$(6,924)	$3,289	$0	$(3,635)

Total Swap Agreements							$(6,924)	$3,289	$0	$(3,635)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(k)	Securities with an aggregate market value of $46,274 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$417	$0	$0	$417	$(419)	$0	$0	$(419)	$(2)	$0	$(2)
BOA	12,044	1,384	0	13,428	(21,425)	0	0	(21,425)	(7,997)	6,147	(1,850)
BPS	4,988	0	0	4,988	0	(1,859)	(52)	(1,911)	3,077	(3,400)	(323)
BRC	0	0	0	0	(2,145)	0	(393)	(2,538)	(2,538)	2,137	(401)
CBK	7,597	0	0	7,597	(20,948)	0	(169)	(21,117)	(13,520)	14,498	978
DUB	10,694	0	0	10,694	0	0	(546)	(546)	10,148	(13,700)	(3,552)
FBF	996	0	0	996	(621)	0	(12)	(633)	363	0	363
GLM	6,934	0	0	6,934	(1,029)	0	0	(1,029)	5,905	(4,850)	1,055
GST	0	0	0	0	0	0	(1,035)	(1,035)	(1,035)	1,044	9

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	69

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
HUS	$1	$0	$0	$1	$(3,358)	$0	$(404)	$(3,762)	$(3,761)	$3,934	$173
JPM	7,195	26	0	7,221	(18,567)	(4)	(661)	(19,232)	(12,011)	11,050	(961)
MSB	4,275	0	0	4,275	(4,641)	0	0	(4,641)	(366)	(50)	(416)
MYC	0	0	0	0	0	(7,647)	0	(7,647)	(7,647)	4,874	(2,773)
NGF	0	0	0	0	0	0	(363)	(363)	(363)	0	(363)
RBC	105	0	0	105	0	0	0	0	105	0	105
SCX	279	0	0	279	(254)	0	0	(254)	25	0	25
SOG	0	0	0	0	(36)	0	0	(36)	(36)	(60)	(96)
UAG	142	0	0	142	(143)	0	0	(143)	(1)	0	(1)

Total Over the Counter	$55,667	$1,410	$0	$57,077	$(73,586)	$(9,510)	$(3,635)	$(86,731)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,274	$4,274
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$4,287	$4,287

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55,667	$0	$55,667
Purchased Options	0	0	0	26	1,384	1,410

	$0	$0	$0	$55,693	$1,384	$57,077

	$0	$0	$0	$55,693	$5,671	$61,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,008	$4,008
Futures	0	0	0	0	6,908	6,908
Swap Agreements	0	0	0	0	94	94

	$0	$0	$0	$0	$11,010	$11,010

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73,586	$0	$73,586
Written Options	0	0	0	1,859	7,651	9,510
Swap Agreements	0	3,635	0	0	0	3,635

	$0	$3,635	$0	$75,445	$7,651	$86,731

	$0	$3,635	$0	$75,445	$18,661	$97,741

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$69	$69
Written Options	0	0	0	0	24,591	24,591
Futures	0	0	0	0	16,266	16,266
Swap Agreements	0	1	0	0	(58,328)	(58,327)

	$0	$1	$0	$0	$(17,402)	$(17,401)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$107,979	$0	$107,979
Purchased Options	0	0	0	(1,512)	(7,513)	(9,025)
Written Options	0	0	0	4,232	13,748	17,980
Swap Agreements	0	2,863	0	0	0	2,863

	$0	$2,863	$0	$110,699	$6,235	$119,797

	$0	$2,864	$0	$110,699	$(11,167)	$102,396

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5,114)	$(5,114)
Futures	0	0	0	0	(43,347)	(43,347)
Swap Agreements	0	0	0	0	40,915	40,915

	$0	$0	$0	$0	$(7,546)	$(7,546)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(118,712)	$0	$(118,712)
Purchased Options	0	0	0	(955)	7,060	6,105
Written Options	0	0	0	(892)	(978)	(1,870)
Swap Agreements	0	2,068	0	0	0	2,068

	$0	$2,068	$0	$(120,559)	$6,082	$(112,409)

	$0	$2,068	$0	$(120,559)	$(1,464)	$(119,955)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$208,264	$0	$208,264
Corporate Bonds & Notes
Banking & Finance	0	4,530,100	0	4,530,100
Industrials	0	3,184,584	0	3,184,584
Utilities	0	1,557,042	0	1,557,042
Municipal Bonds & Notes
Arkansas	0	4,444	0	4,444
California	0	66,977	0	66,977
North Carolina	0	3,779	0	3,779
South Dakota	0	1,035	0	1,035
U.S. Government Agencies	0	181,318	28,663	209,981
U.S. Treasury Obligations	0	45,380	0	45,380
Non-Agency Mortgage-Backed Securities	0	828,983	12,097	841,080
Asset-Backed Securities	0	1,228,529	25,986	1,254,515
Sovereign Issues	0	643,235	0	643,235
Preferred Securities
Banking & Finance	4,837	0	0	4,837
Short-Term Instruments
Certificates of Deposit	0	41,278	0	41,278
Commercial Paper	0	334,430	0	334,430
Repurchase Agreements	0	1,208,205	0	1,208,205
Short-Term Notes	0	86,067	0	86,067
Czech Republic Treasury Bills	0	17,971	0	17,971
U.S. Treasury Bills	0	46,274	0	46,274
	$4,837	$14,217,895	$66,746	$14,289,478

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$88,054	$0	$0	$88,054

Total Investments	$92,891	$14,217,895	$66,746	$14,377,532

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,769,945)	$0	$(1,769,945)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,112	13	0	4,125
Over the counter	0	57,077	0	57,077
	$4,112	$57,090	$0	$61,202

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,508)	(94)	0	(10,602)
Over the counter	0	(86,731)	0	(86,731)
	$(10,508)	$(86,825)	$0	$(97,333)

Totals	$86,495	$12,418,215	$66,746	$12,571,456

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	71

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

In February 2016, the Board approved a proposal to reorganize the PIMCO Money Market Fund (the “Money Market Fund”) into PIMCO Government Money Market Fund (the “Government Money Market Fund”). The Reorganization does not require shareholder approval. Under the Reorganization: (1) the assets of the Money Market Fund will be transferred to the Government Money Market Fund in exchange solely for shares of the Government Money Market Fund and the assumption of the Money Market Fund’s liabilities; and (2) the shares of the Government Money Market Fund received by the Money Market Fund will be distributed by the Money Market Fund to its shareholders in complete liquidation of the Money Market Fund and in cancellation of all of the Money Market Fund’s shares. It is anticipated that the reorganization will occur Friday, September 23, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency

72	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value.

ANNUAL REPORT	MARCH 31, 2016	73

Notes to Financial Statements (Cont.)

Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition,

74	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy
Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

ANNUAL REPORT	MARCH 31, 2016	75

Notes to Financial Statements (Cont.)

securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory

76	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Short-Term Fund	$17	$0	$(17)	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Low Duration Fund II	$409	$85,219	$(85,350)	$(10)	$1	$269	$19	$0
PIMCO Low Duration Fund III	2,191	84,646	(83,500)	(32)	0	3,305	46	0
PIMCO Short Asset Investment Fund	3,635	785,540	(759,400)	(23)	3	29,755	141	0
PIMCO Short-Term Fund	246	7,363,577	(7,274,199)	(1,578)	8	88,054	3,278	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest

ANNUAL REPORT	MARCH 31, 2016	77

Notes to Financial Statements (Cont.)

income or interest expense, respectively, on the Statements of Operations. As of March 31, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

78	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may

ANNUAL REPORT	MARCH 31, 2016	79

Notes to Financial Statements (Cont.)

result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which

80	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

ANNUAL REPORT	MARCH 31, 2016	81

Notes to Financial Statements (Cont.)

obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a

82	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign

ANNUAL REPORT	MARCH 31, 2016	83

Notes to Financial Statements (Cont.)

(non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used

84	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Government Money Market Fund	0.12%		N/A	0.06%	0.16%	N/A	N/A	0.21%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Low Duration Fund III	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Money Market Fund	0.12%		0.20%	0.20%	N/A	0.20%	N/A	0.35%
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	0.14%	0.24%	0.14%	0.24%	0.24%
PIMCO Short-Term Fund	0.25%		0.20%	N/A	0.30%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2016 to waive 0.10%.

ANNUAL REPORT	MARCH 31, 2016	85

Notes to Financial Statements (Cont.)

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%	(1)
All other Funds	—	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%	(1)
All other Funds	0.30%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
PIMCO Money Market Fund	0.10%(1)
All Other Funds	0.25%
Class D
All Funds	0.25%

(1)

With respect to the PIMCO Government Money Market and PIMCO Money Market Funds only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

86	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Short Asset Investment Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. As of March 31, 2016, the remaining recoverable amount to PIMCO was $792,535.

PIMCO has contractually agreed, through July 31, 2016, to reduce its advisory fee by 0.10% of the average daily net assets of the PIMCO Short Asset Investment Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days‘ notice prior to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2016, the amount waived was $457,142.

To maintain certain net yields for the PIMCO Government Money Market and PIMCO Money Market Funds, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with such funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of a Fund, or to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of March 31, 2016, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $873,024 and $5,311,124, respectively.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016,

ANNUAL REPORT	MARCH 31, 2016	87

Notes to Financial Statements (Cont.)

the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Government Money Market Fund	$25,004	$0
PIMCO Low Duration Fund II	9,680	11,308
PIMCO Low Duration Fund III	12,090	16,885
PIMCO Short Asset Investment Fund	193,803	80,542
PIMCO Short-Term Fund	1,899,422	3,118,245

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$1,309,530	$1,258,832	$102,543	$84,763
PIMCO Low Duration Fund III	551,599	542,960	62,587	41,162
PIMCO Short Asset Investment Fund	634,929	593,559	399,589	154,728
PIMCO Short-Term Fund	220,232,095	220,729,602	6,586,583	5,847,663

88	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund (1)				PIMCO Low Duration Fund II (2)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0	8,024	$78,343	9,172	$90,697
Class M	17,029,968	17,029,968	13,983,399	13,983,399	0	0	0	0
Class P	2,839	2,839	2,910	2,909	140	1,371	178	1,766
Administrative Class	0	0	0	0	57	554	85	846
Class A	7,255	7,255	11,519	11,519	0	0	0	0
Class C	6,118	6,118	4,174	4,174	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	604	5,893	522	5,156
Class M	178	178	62	62	0	0	0	0
Class P	1	1	0	0	2	20	7	64
Administrative Class	0	0	0	0	16	152	18	173
Class A	5	5	2	2	0	0	0	0
Class C	3	3	1	1	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	(12,480)	(121,824)	(34,586)	(341,590)
Class M	(17,254,736)	(17,254,736)	(13,713,496)	(13,713,496)	0	0	0	0
Class P	(2,938)	(2,938)	(5,429)	(5,429)	(245)	(2,390)	(1,691)	(16,750)
Administrative Class	0	0	0	0	(48)	(463)	(1,745)	(17,247)
Class A	(10,436)	(10,436)	(17,803)	(17,803)	0	0	0	0
Class C	(5,982)	(5,982)	(5,677)	(5,677)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(227,725)	$(227,725)	259,662	$259,661	(3,930)	$(38,344)	(28,040)	$(276,885)

ANNUAL REPORT	MARCH 31, 2016	89

Notes to Financial Statements (Cont.)

	PIMCO Low Duration Fund III (3)				PIMCO Money Market Fund (4)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,531	$33,664	5,205	$51,029	7,012,094	$7,012,094	1,365,903	$1,365,904
Class M	0	0	0	0	10	10	0	0
Class P	1,445	13,734	2,998	29,458	0	0	0	0
Administrative Class	236	2,239	281	2,754	289,772	289,772	190,167	190,167
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	193,684	193,684	166,601 ^	166,600 ^
Class B	0	0	0	0	0	0	198	198
Class C	0	0	0	0	96,974	96,974	99,815	99,814
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	354	3,387	588	5,698	193	193	62	62
Class M	0	0	0	0	0	0	0	0
Class P	58	556	67	647	0	0	0	0
Administrative Class	11	109	18	178	40	40	24	24
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	29	29	45	45
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	12	12	20	20
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(6,519)	(62,432)	(13,507)	(132,561)	(7,047,552)	(7,047,552)	(1,307,099)	(1,307,099)
Class M	0	0	0	0	0	0	0	0
Class P	(1,189)	(11,329)	(1,836)	(18,021)	0	0	0	0
Administrative Class	(328)	(3,137)	(182)	(1,782)	(330,905)	(330,905)	(170,728)	(170,728)
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	(211,535)	(211,535)	(220,201)	(220,201)
Class B	0	0	0	0	0	0	(3,540)^	(3,540)^
Class C	0	0	0	0	(93,805)	(93,805)	(140,063)	(140,063)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(2,401)	$(23,209)	(6,368)	$(62,600)	(90,989)	$(90,989)	(18,796)	$(18,797)

90	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

PIMCO Short Asset Investment Fund				PIMCO Short-Term Fund
Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

60,140	$601,984	26,272	$264,143	531,777	$5,194,349	666,524	$6,577,182
1	10	0	0	0	0	0	0
7,817	78,187	48	497	112,516	1,095,917	41,705	411,829
1	11	51	503	19,559	190,732	59,014	583,300
1,418	14,200	1,278	12,864	21,608	210,389	14,884	146,918
8,685	86,932	394	3,968	33,960	330,814	22,031 ^^	217,192 ^^
0	0	0	0	0	0	5	45
0	0	0	0	4,461	43,470	3,556	35,114
0	0	0	0	5,547	54,089	4,302	42,442

379	3,792	171	1,714	17,869	174,056	20,607	202,363
0	0	0	0	0	0	0	0
21	209	1	9	1,205	11,710	769	7,558
0	2	0	4	2,582	25,150	3,241	31,826
3	31	3	31	636	6,196	798	7,842
21	208	3	30	855	8,322	1,111	10,912
0	0	0	0	0	0	0	3
0	0	0	0	191	1,863	247	2,420
0	0	0	0	127	1,231	104	1,017

(23,700)	(237,207)	(18,305)	(184,211)	(781,813)	(7,619,350)	(608,282)	(5,994,601)
0	0	0	0	0	0	0	0
(2,558)	(25,585)	(194)	(1,958)	(37,646)	(366,192)	(51,642)	(509,714)
(13)	(131)	(117)	(1,177)	(57,886)	(563,807)	(71,865)	(707,374)
(1,408)	(14,100)	(1,673)	(16,839)	(20,964)	(204,432)	(26,249)	(258,725)
(3,448)	(34,485)	(314)	(3,158)	(36,320)	(353,995)	(57,678)	(569,021)
0	0	0	0	0	0	(70)^^	(685)^^
0	0	0	0	(5,710)	(55,710)	(10,469)	(103,186)
0	0	0	0	(2,855)	(27,816)	(2,440)	(24,040)
47,359	$474,058	7,618	$76,420	(190,301)	$(1,843,014)	10,203	$110,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	As of March 31, 2016, four shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 83% of the Fund. Two shareholders are related parties and comprise 46% of the Fund.*
(2)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 11% of the Fund.
(3)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 19% of the Fund.
(4)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 15% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 886 Class B shares in the amount of $886 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 22 Class B shares in the amount of $216 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the

SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

ANNUAL REPORT	MARCH 31, 2016	91

Notes to Financial Statements (Cont.)

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral - Capital (4)	Qualified Late-Year Loss Deferral - Ordinary (5)
PIMCO Government Money Market Fund	$19	$0	$0	$(24)	$0	$0	$0
PIMCO Low Duration Fund II	668	0	(1,008)	(322)	(8,930)	0	0
PIMCO Low Duration Fund III	0	0	(2,153)	(841)	(2,550)	0	(381)
PIMCO Money Market Fund	12	0	0	(7)	0	0	0
PIMCO Short Asset Investment Fund	61	0	(1,081)	(31)	(663)	0	0
PIMCO Short-Term Fund	0	0	(90,089)	(1,705)	(115,376)	0	(74,609)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, Lehman securities, convertible preferred securities, and contingent payment debt instruments.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals, organizational costs, and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$0	$0
PIMCO Low Duration Fund II	6,313	2,617
PIMCO Low Duration Fund III	1,190	1,360
PIMCO Money Market Fund	0	0
PIMCO Short Asset Investment Fund	0	663
PIMCO Short-Term Fund	69,461	45,915

†	A zero balance may reflect actual amounts rounding to less than one thousand.

92	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2016

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
PIMCO Government Money Market Fund	$241,531	$0	$0	$0
PIMCO Low Duration Fund II	461,123	3,627	(3,083)	544
PIMCO Low Duration Fund III	238,473	2,178	(2,972)	(794)
PIMCO Money Market Fund	558,496	0	0	0
PIMCO Short Asset Investment Fund	732,404	751	(1,832)	(1,081)
PIMCO Short-Term Fund	14,453,754	48,258	(124,480)	(76,222)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, convertible preferred securities, and contingent payment debt instruments for federal income tax purposes.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2016			March 31, 2015
	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
PIMCO Government Money Market Fund	$265	$0	$0	$76	$0	$0
PIMCO Low Duration Fund II	6,797	0	0	6,425	0	0
PIMCO Low Duration Fund III	2,409	0	1,944	6,975	0	0
PIMCO Money Market Fund	317	0	0	174	0	0
PIMCO Short Asset Investment Fund	4,529	0	0	1,978	0	0
PIMCO Short-Term Fund	238,821	0	0	245,324	30,613	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL REPORT	MARCH 31, 2016	93

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration Fund III, PIMCO Money Market Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (six series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As disclosed in Note 1 of the Notes to Financial Statements, the PIMCO Money Market Fund is expected to reorganize into the PIMCO Government Money Market Fund on September 23, 2016.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

94	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
COM	Commerz Bank AG	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	RUB	Russian Ruble
BRL	Brazilian Real	GBP	British Pound	THB	Thai Baht
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

ANNUAL REPORT	MARCH 31, 2016	95

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds' fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Funds' fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the calendar year was designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Government Money Market Fund	0.00%	0.00%	$223	$42
PIMCO Low Duration Fund II	0.00%	0.00%	6,796	0
PIMCO Low Duration Fund III	0.00%	0.00%	2,323	0
PIMCO Money Market Fund	0.00%	0.00%	264	54
PIMCO Short Asset Investment Fund	0.00%	0.00%	4,530	0
PIMCO Short-Term Fund	0.00%	0.15%	238,822	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

96	PIMCO SHORT DURATION STRATEGY FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees*

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2016	97

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

* The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

** The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

98	PIMCO SHORT DURATION STRATEGY FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

ANNUAL REPORT	MARCH 31, 2016	99

Privacy Policy1 (Cont.)

(Unaudited)

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

100	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class M, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3007AR_033116

PIMCO Funds

Annual Report

March 31, 2016

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

*

Effective April 15, 2015 the Fund’s name was changed. Prior to April 15, 2015, the Fund’s name was PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® AR Short Strategy Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, respectively.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite

2	PIMCO STOCKSPLUS® FUNDS

heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Fund may not issue a

Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk, small-cap and mid-cap company risk, short sale risk and inverse correlation and compounding risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

4	PIMCO STOCKSPLUS® FUNDS

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales

Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable) is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	04/08/98	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	07/31/03	11/30/15	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	11/30/06	11/30/06	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	10/30/03	11/30/15	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	06/30/14	07/31/06	07/31/06	07/31/06	11/30/15	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the Funds (Cont.)

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class C - PSPCX
Administrative Class - PPLAX	Class R - PSPRX
Class D - PSPDX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

Corporate Bonds & Notes	41.9%
U.S. Treasury Obligations	20.3%
Short-Term Instruments‡	13.1%
Non-Agency Mortgage-Backed Securities	9.0%
Asset-Backed Securities	7.7%
U.S. Government Agencies	6.0%
Other	2.0%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	(0.59)%	12.03%	7.37%	9.55%
PIMCO StocksPLUS® Fund Class P	(0.68)%	11.87%	7.27%	9.53%
PIMCO StocksPLUS® Fund Administrative Class	(0.85)%	11.83%	7.15%	9.26%
PIMCO StocksPLUS® Fund Class D	(1.09)%	11.57%	6.94%	9.09%
PIMCO StocksPLUS® Fund Class A	(0.99)%	11.57%	6.93%	9.09%
PIMCO StocksPLUS® Fund Class A (adjusted)	(4.70)%	10.72%	6.61%	8.94%
PIMCO StocksPLUS® Fund Class C	(1.55)%	11.01%	6.41%	8.55%
PIMCO StocksPLUS® Fund Class C (adjusted)	(2.43)%	11.01%	6.41%	8.55%
PIMCO StocksPLUS® Fund Class R	(1.28)%	11.34%	6.69%	8.85%
S&P 500 Index	1.78%	11.58%	7.01%	9.11%
Lipper Large-Cap Core Funds Average	(1.24)%	9.80%	6.00%	8.36%*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares 1.40% for Class C shares and 1.15% for Class R shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”), by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 contributed positively to returns, as the index return was 1.78% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

ANNUAL REPORT	MARCH 31, 2016	7

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class C - PSOCX
Class D - PSTDX	Class R - PTORX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	25.2%
Short-Term Instruments‡	24.9%
Corporate Bonds & Notes	18.3%
Asset-Backed Securities	9.7%
U.S. Government Agencies	8.0%
Non-Agency Mortgage-Backed Securities	7.2%
Sovereign Issues	5.6%
Other	1.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	(2.51)%	12.40%	8.82%	9.51%
PIMCO StocksPLUS® Absolute Return Fund Class P	(2.61)%	12.29%	8.72%	9.44%
PIMCO StocksPLUS® Absolute Return Fund Class D	(2.97)%	11.92%	8.37%	9.08%
PIMCO StocksPLUS® Absolute Return Fund Class A	(2.94)%	11.93%	8.37%	9.10%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	(6.58)%	11.08%	7.96%	8.79%
PIMCO StocksPLUS® Absolute Return Fund Class C	(3.64)%	11.12%	7.58%	8.28%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	(4.55)%	11.12%	7.58%	8.28%
PIMCO StocksPLUS® Absolute Return Fund Class R	(3.15)%	11.68%	8.13%	8.84%
S&P 500 Index	1.78%	11.58%	7.01%	7.64%
Lipper Large-Cap Core Funds Average	(1.24)%	9.80%	6.00%	6.79%*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares, 1.79% for Class C shares and 1.29% for Class R shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 contributed to absolute returns, as the index return was 1.78% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class D - PPUDX
Class P - PPLPX	Class A - PPUAX
Administrative Class - PSKAX	Class C - PPUCX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	37.3%
Corporate Bonds & Notes	21.4%
Short-Term Instruments‡	15.0%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	7.1%
U.S. Government Agencies	5.7%
Other	5.6%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	(12.25)%	3.27%	3.23%
PIMCO StocksPLUS® International Fund (Unhedged) Class P	(12.24)%	3.17%	3.15%
PIMCO StocksPLUS® International Fund (Unhedged) Administrative Class	(12.52)%	3.13%	3.04%
PIMCO StocksPLUS® International Fund (Unhedged) Class D	(12.59)%	2.87%	2.80%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	(12.59)%	2.82%	2.80%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	(15.89)%	2.03%	2.38%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	(13.26)%	2.05%	2.03%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	(14.08)%	2.05%	2.03%
MSCI EAFE Net Dividend Index (USD Unhedged)	(8.27)%	2.29%	0.70%
Lipper International Multi-Cap Core Funds Average	(7.77)%	1.95%	0.69%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 0.89% for Administrative Class shares, 1.04% for Class D shares, 1.04% for Class A shares and 1.79% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Index detracted from absolute returns, as the index return was -8.27% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

ANNUAL REPORT	MARCH 31, 2016	9

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class C - PIPCX
Class D - PIPDX	Class R - PIRHX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	45.9%
Corporate Bonds & Notes	19.6%
Asset-Backed Securities	9.3%
Short-Term Instruments‡	9.1%
Sovereign Issues	5.5%
U.S. Government Agencies	5.4%
Other	5.2%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	(14.79)%	6.55%	5.11%	8.26%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class P	(14.94)%	6.45%	5.03%	8.19%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class D	(15.27)%	6.13%	4.69%	7.80%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	(15.26)%	6.13%	4.69%	7.81%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	(18.43)%	5.32%	4.10%	7.32%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	(15.85)%	5.34%	3.93%	7.04%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	(16.64)%	5.34%	3.93%	7.04%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class R	(15.29)%	5.88%	4.46%	7.60%
MSCI EAFE Net Dividend Hedged USD Index	(10.98)%	6.18%	2.28%	5.95%
Lipper International Multi-Cap Core Funds Average	(7.77)%	1.95%	1.60%	5.19%*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.76% for the Institutional Class shares, 0.86% for Class P shares, 1.16% for Class D shares, 1.16% for Class A shares, 1.91% for Class C shares and 1.41% for Class R shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Hedged USD Index detracted from absolute returns, as the index return was -10.98% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

Corporate Bonds & Notes	47.2%
U.S. Treasury Obligations	28.2%
U.S. Government Agencies	12.6%
Municipal Bonds & Notes	4.6%
Short-Term Instruments‡	1.7%
Other	5.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	0.64%	19.49%	13.27%
S&P 500 Index	1.78%	11.58%	6.26%
S&P 500 Index + Barclays Long-Term Government/Credit Index — 3 Month LIBOR	2.41%	21.23%	13.59%
Lipper Specialty Diversified Equity Funds Average	(4.14)%	(3.56)%	(2.91)%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.61% for the Institutional Class shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index (“S&P 500”) derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s curve-steepening bias contributed to performance, as rates fell on the intermediate portion and rose on the long end of the U.S. Treasury yield curve.

»	An out-of-benchmark allocation to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates fell.

»	An out-of-benchmark allocation to Canadian rates detracted from performance, as rates rose.

»	An underweight to emerging market external debt contributed to performance, as spreads widened.

ANNUAL REPORT	MARCH 31, 2016	11

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX
Class D - PSSDX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

Corporate Bonds & Notes	28.2%
U.S. Treasury Obligations	25.7%
U.S. Government Agencies	13.3%
Non-Agency Mortgage-Backed Securities	10.6%
Asset-Backed Securities	7.5%
Sovereign Issues	6.1%
Short-Term Instruments‡	5.9%
Other	2.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(5.91)%	(10.41)%	(4.04)%	(3.36)%
PIMCO StocksPLUS® Short Fund Class P	(5.96)%	(10.51)%	(4.13)%	(3.43)%
PIMCO StocksPLUS® Short Fund Class D	(6.43)%	(10.76)%	(4.45)%	(3.76)%
PIMCO StocksPLUS® Short Fund Class A	(6.53)%	(10.74)%	(4.45)%	(3.76)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(10.06)%	(11.44)%	(4.81)%	(4.05)%
PIMCO StocksPLUS® Short Fund Class C	(6.85)%	(11.38)%	(5.17)%	(4.49)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(7.75)%	(11.38)%	(5.17)%	(4.49)%
S&P 500 Index	1.78%	11.58%	7.01%	8.16%
Inverse of S&P 500 Index	(3.68)%	(11.79)%	(8.75)%	(9.39)%
Lipper Dedicated Short-Bias Fund Average	(4.94)%	(19.05)%	(17.25)%	(16.93)%*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.64% for the Institutional Class shares, 0.74% for Class P shares, 1.04% for Class D shares, 1.04% for Class A shares, and 1.79% for Class C shares.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”), by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 detracted from absolute returns, as the index return was 1.78% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

12	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Class A - PCKAX
Class P - PCKPX	Class C - PCKCX
Administrative Class - PCKTX	Class R - PCKRX
Class D - PCKDX

Cumulative Returns Through March 31, 2016

Allocation Breakdown†

U.S. Treasury Obligations	39.9%
Short-Term Instruments‡	19.3%
Corporate Bonds & Notes	17.7%
Asset-Backed Securities	9.0%
Non-Agency Mortgage-Backed Securities	5.7%
Other	8.4%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	(13.19)%	8.41%	9.13%	9.13%
PIMCO StocksPLUS® Small Fund Class P	(13.24)%	8.29%	9.01%	9.01%
PIMCO StocksPLUS® Small Fund Administrative	(13.40)%	8.16%	8.88%	8.88%
PIMCO StocksPLUS® Small Fund Class D	(13.52)%	8.02%	8.72%	8.72%
PIMCO StocksPLUS® Small Fund Class A	(13.55)%	7.97%	8.74%	8.74%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	(16.80)%	7.15%	8.32%	8.32%
PIMCO StocksPLUS® Small Fund Class C	(14.19)%	7.17%	7.89%	7.89%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	(14.98)%	7.17%	7.89%	7.89%
PIMCO StocksPLUS® Small Fund Class R	(13.68)%	7.73%	8.44%	8.44%
Russell 2000® Index	(9.76)%	7.20%	5.26%	5.25%
Lipper Small-Cap Core Funds Average	(7.90)%	6.86%	5.26%	5.26%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 0.95% for Administrative Class shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares and 1.35% for Class R shares.

Investment Objective and Strategy Overview

»

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index, by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Fund Insights

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000® Index detracted from absolute returns, as the index returned -9.76% over the reporting period.

»	The Fund’s bond alpha strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

ANNUAL REPORT	MARCH 31, 2016	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,077.40	$3.17	$1,000.00	$1,021.95	$3.08	0.61%
Class P	1,000.00	1,077.00	3.69	1,000.00	1,021.45	3.59	0.71
Administrative Class	1,000.00	1,075.80	4.46	1,000.00	1,020.70	4.34	0.86
Class D	1,000.00	1,074.90	5.24	1,000.00	1,019.95	5.10	1.01
Class A	1,000.00	1,075.50	5.24	1,000.00	1,019.95	5.10	1.01
Class C	1,000.00	1,072.90	7.83	1,000.00	1,017.45	7.62	1.51
Class R	1,000.00	1,074.80	6.54	1,000.00	1,018.70	6.36	1.26
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,086.70	$3.39	$1,000.00	$1,021.75	$3.29	0.65%
Class P	1,000.00	1,085.90	3.91	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,084.00	5.47	1,000.00	1,019.75	5.30	1.05
Class A	1,000.00	1,083.90	5.47	1,000.00	1,019.75	5.30	1.05
Class C	1,000.00	1,079.90	9.36	1,000.00	1,016.00	9.07	1.80
Class R(a)	1,000.00	1,083.10	4.51	1,000.00	1,018.50	6.56	1.30

14	PIMCO STOCKSPLUS® FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,016.30	$3.33	$1,000.00	$1,021.70	$3.34	0.66%
Class P	1,000.00	1,016.30	3.83	1,000.00	1,021.20	3.84	0.76
Administrative Class	1,000.00	1,014.40	4.58	1,000.00	1,020.45	4.60	0.91
Class D	1,000.00	1,013.30	5.34	1,000.00	1,019.70	5.35	1.06
Class A	1,000.00	1,013.70	5.34	1,000.00	1,019.70	5.35	1.06
Class C	1,000.00	1,010.30	9.10	1,000.00	1,015.95	9.12	1.81
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$996.80	$3.79	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00	996.50	4.29	1,000.00	1,020.70	4.34	0.86
Class D	1,000.00	995.50	5.79	1,000.00	1,019.20	5.86	1.16
Class A	1,000.00	994.00	5.78	1,000.00	1,019.20	5.86	1.16
Class C	1,000.00	991.70	9.51	1,000.00	1,015.45	9.62	1.91
Class R(a)	1,000.00	994.30	4.69	1,000.00	1,017.95	7.11	1.41
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,148.30	$3.49	$1,000.00	$1,021.75	$3.29	0.65%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$924.80	$3.56	$1,000.00	$1,021.30	$3.74	0.74%
Class P	1,000.00	924.40	4.04	1,000.00	1,020.80	4.24	0.84
Class D	1,000.00	923.90	5.48	1,000.00	1,019.30	5.76	1.14
Class A	1,000.00	923.70	5.48	1,000.00	1,019.30	5.76	1.14
Class C	1,000.00	919.80	9.07	1,000.00	1,015.55	9.52	1.89
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$1,017.40	$3.93	$1,000.00	$1,021.10	$3.94	0.78%
Class P	1,000.00	1,018.40	4.44	1,000.00	1,020.60	4.45	0.88
Administrative Class	1,000.00	1,017.40	5.19	1,000.00	1,019.85	5.20	1.03
Class D	1,000.00	1,016.60	5.95	1,000.00	1,019.10	5.96	1.18
Class A	1,000.00	1,015.30	5.95	1,000.00	1,019.10	5.96	1.18
Class C	1,000.00	1,012.70	9.71	1,000.00	1,015.35	9.72	1.93
Class R(a)	1,000.00	1,015.10	4.80	1,000.00	1,017.85	7.21	1.43

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 11/30/15 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 122/366 for the Class R shares of the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund (to reflect the period since inception date of 11/30/15). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal year.

ANNUAL REPORT	MARCH 31, 2016	15

Benchmark Descriptions

Index*	Description

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Barclays Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO STOCKSPLUS® FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO StocksPLUS® Fund
Institutional Class
03/31/2016	$9.56	$0.12	$(0.18)	$(0.06)	$(0.20)	$(0.75)	$0.00	$(0.95)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)
03/31/2013	8.67	0.11	1.33	1.44	(0.32)	(0.59)	0.00	(0.91)
03/31/2012	8.93	0.08	0.56	0.64	(0.41)	(0.49)	0.00	(0.90)
Class P
03/31/2016	9.54	0.11	(0.17)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)
03/31/2013	8.68	0.10	1.33	1.43	(0.32)	(0.59)	0.00	(0.91)
03/31/2012	8.95	0.07	0.55	0.62	(0.40)	(0.49)	0.00	(0.89)
Administrative Class
03/31/2016	9.05	0.09	(0.17)	(0.08)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)
03/31/2013	8.38	0.11	1.29	1.40	(0.34)	(0.59)	0.00	(0.93)
03/31/2012	8.67	0.06	0.54	0.60	(0.40)	(0.49)	0.00	(0.89)
Class D
03/31/2016	8.94	0.08	(0.17)	(0.09)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.45	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.77	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.28	0.07	1.26	1.33	(0.25)	(0.59)	0.00	(0.84)
03/31/2012	8.57	0.05	0.53	0.58	(0.38)	(0.49)	0.00	(0.87)
Class A
03/31/2016	8.98	0.08	(0.17)	(0.09)	(0.17)	(0.75)	0.00	(0.92)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
03/31/2013	8.31	0.07	1.28	1.35	(0.26)	(0.59)	0.00	(0.85)
03/31/2012	8.61	0.05	0.52	0.57	(0.38)	(0.49)	0.00	(0.87)
Class C
03/31/2016	8.61	0.03	(0.16)	(0.13)	(0.14)	(0.75)	0.00	(0.89)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)
03/31/2013	8.07	0.03	1.24	1.27	(0.17)	(0.59)	0.00	(0.76)
03/31/2012	8.39	0.01	0.51	0.52	(0.35)	(0.49)	0.00	(0.84)
Class R
03/31/2016	9.22	0.06	(0.18)	(0.12)	(0.15)	(0.75)	0.00	(0.90)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)^	(1.68)	0.00	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)
03/31/2013	8.49	0.05	1.29	1.34	(0.25)	(0.59)	0.00	(0.84)
03/31/2012	8.76	0.03	0.56	0.59	(0.37)	(0.49)	0.00	(0.86)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
03/31/2016	$9.72	$0.16	$(0.41)	$(0.25)	$(0.14)	$(0.36)	$0.00	$(0.50)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.76	0.15	1.62	1.77	(0.60)	(0.01)	0.00	(0.61)
03/31/2012	8.23	0.15	0.77	0.92	(0.39)	0.00	0.00	(0.39)
Class P
03/31/2016	9.64	0.15	(0.40)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	0.00	(1.45)
03/31/2013	8.73	0.14	1.61	1.75	(0.60)	(0.01)	0.00	(0.61)
03/31/2012	8.21	0.16	0.74	0.90	(0.38)	0.00	0.00	(0.38)

Please see footnotes on page 24.

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.55	(0.59)%	$517,080	0.56%	0.50%	1.30%	525%
9.56	13.37	582,691	0.50	0.50	0.56	169
9.98	22.60	753,805	0.51	0.50	0.92	169
9.20	17.72	857,270	0.50	0.50	1.24	321
8.67	8.52	1,313,949	0.50	0.50	0.95	404

8.53	(0.68)	20,399	0.66	0.60	1.22	525
9.54	13.24	22,961	0.60	0.60	0.60	169
9.97	22.42	21,165	0.61	0.60	0.82	169
9.20	17.58	13,058	0.60	0.60	1.16	321
8.68	8.25	1,149	0.60	0.60	0.89	404

8.04	(0.85)	5,289	0.81	0.75	1.05	525
9.05	13.13	6,631	0.75	0.75	0.32	169
9.54	22.20	5,873	0.76	0.75	0.67	169
8.85	17.97	5,063	0.75	0.75	1.28	321
8.38	8.17	3,378	0.75	0.75	0.73	404

7.92	(1.09)	33,709	0.96	0.90	0.92	525
8.94	12.98	34,278	0.90	0.90	0.18	169
9.45	22.09	23,073	0.91	0.90	0.54	169
8.77	17.27	22,003	0.90	0.90	0.86	321
8.28	8.07	6,953	0.90	0.90	0.57	404

7.97	(0.99)	192,168	0.96	0.90	0.91	525
8.98	12.89	237,176	0.90	0.90	0.16	169
9.49	22.06	212,884	0.91	0.90	0.51	169
8.81	17.37	110,928	0.90	0.90	0.85	321
8.31	7.96	82,266	0.90	0.90	0.59	404

7.59	(1.55)	144,638	1.46	1.40	0.42	525
8.61	12.36	147,403	1.40	1.40	(0.34)	169
9.20	21.50	125,863	1.41	1.40	(0.01)	169
8.58	16.77	59,874	1.40	1.40	0.35	321
8.07	7.44	49,695	1.40	1.40	0.08	404

8.20	(1.28)	14,140	1.21	1.15	0.67	525
9.22	12.77	14,200	1.15	1.15	(0.07)	169
9.71	21.77	8,497	1.16	1.15	0.26	169
8.99	16.91	6,923	1.15	1.15	0.61	321
8.49	7.96	2,313	1.15	1.15	0.34	404

$8.97	(2.51)%	$484,517	0.65%	0.64%	1.72%	582%
9.72	13.29	461,818	0.64	0.64	0.88	437
10.38	20.09	217,927	0.64	0.64	1.15	392
9.92	21.14	327,485	0.64	0.64	1.67	419
8.76	11.68	167,147	0.64	0.64	1.98	601

8.89	(2.61)	77,284	0.75	0.74	1.59	582
9.64	13.24	144,519	0.74	0.74	0.83	437
10.31	19.92	98,564	0.74	0.74	1.01	392
9.87	21.00	67,376	0.74	0.74	1.52	419
8.73	11.57	5,013	0.74	0.74	2.04	601

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2016	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
Class D
03/31/2016	$9.49	$0.12	$(0.40)	$(0.28)	$(0.12)	$(0.36)	$0.00	$(0.48)
03/31/2015	10.19	0.06	1.21	1.27	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.77	0.08	1.76	1.84	(0.21)	(1.21)	0.00	(1.42)
03/31/2013	8.66	0.11	1.58	1.69	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	8.14	0.13	0.75	0.88	(0.36)	0.00	0.00	(0.36)
Class A
03/31/2016	9.62	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)
03/31/2013	8.72	0.12	1.61	1.73	(0.56)	(0.01)	0.00	(0.57)
03/31/2012	8.21	0.13	0.74	0.87	(0.36)	0.00	0.00	(0.36)
Class C
03/31/2016	9.03	0.05	(0.38)	(0.33)	(0.07)	(0.36)	0.00	(0.43)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)
03/31/2013	8.42	0.05	1.54	1.59	(0.49)	(0.01)	0.00	(0.50)
03/31/2012	7.94	0.07	0.72	0.79	(0.31)	0.00	0.00	(0.31)
Class R
11/30/2015 - 03/31/2016	9.42	0.04	(0.17)	(0.13)	(0.09)	(0.36)	0.00	(0.45)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
03/31/2016	$6.50	$0.11	$(0.88)	$(0.77)	$(0.31)	$(0.01)	$(0.04)	$(0.36)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	0.00	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	0.00	(0.92)
03/31/2013	6.17	0.10	1.05	1.15	(0.49)	(0.06)	0.00	(0.55)
03/31/2012	6.64	0.11	(0.33)	(0.22)	(0.25)	0.00	0.00	(0.25)
Class P
03/31/2016	6.52	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.19	0.10	1.06	1.16	(0.50)	(0.06)	0.00	(0.56)
03/31/2012	6.67	0.11	(0.35)	(0.24)	(0.24)	0.00	0.00	(0.24)
Administrative Class
03/31/2016	6.42	0.10	(0.88)	(0.78)	(0.31)	(0.01)	(0.03)	(0.35)
03/31/2015	6.83	0.05	(0.09)	(0.04)	(0.34)	(0.03)	0.00	(0.37)
03/31/2014	6.71	0.06	0.97	1.03	(0.75)	(0.16)	0.00	(0.91)
03/31/2013	6.13	0.08	1.09	1.17	(0.53)	(0.06)	0.00	(0.59)
03/31/2012	6.61	0.10	(0.34)	(0.24)	(0.24)	0.00	0.00	(0.24)
Class D
03/31/2016	6.40	0.09	(0.87)	(0.78)	(0.29)	(0.01)	(0.04)	(0.34)
03/31/2015	6.81	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.70	0.05	0.96	1.01	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.10	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
03/31/2012	6.57	0.09	(0.33)	(0.24)	(0.23)	0.00	0.00	(0.23)
Class A
03/31/2016	6.37	0.09	(0.87)	(0.78)	(0.30)	(0.01)	(0.03)	(0.34)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	0.00	(0.90)
03/31/2013	6.08	0.07	1.04	1.11	(0.45)	(0.06)	0.00	(0.51)
03/31/2012	6.56	0.09	(0.34)	(0.25)	(0.23)	0.00	0.00	(0.23)
Class C
03/31/2016	6.18	0.04	(0.84)	(0.80)	(0.27)	(0.01)	(0.03)	(0.31)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	0.00	(0.87)
03/31/2013	5.93	0.03	1.00	1.03	(0.37)	(0.06)	0.00	(0.43)
03/31/2012	6.42	0.04	(0.33)	(0.29)	(0.20)	0.00	0.00	(0.20)

Please see footnotes on page 24.

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.73	(2.97	) %	$229,285	1.05%	1.04%	1.31%	582%
9.49	12.94		303,100	1.04	1.04	0.55	437
10.19	19.64		320,575	1.04	1.04	0.73	392
9.77	20.40		357,116	1.04	1.04	1.27	419
8.66	11.25		115,818	1.04	1.04	1.67	601

8.86	(2.94)		270,766	1.05	1.04	1.31	582
9.62	12.88		347,255	1.04	1.04	0.55	437
10.31	19.58		351,418	1.04	1.04	0.71	392
9.88	20.72		207,083	1.04	1.04	1.27	419
8.72	11.07		76,257	1.04	1.04	1.68	601

8.27	(3.64)		176,561	1.80	1.79	0.56	582
9.03	12.12		224,169	1.79	1.79	(0.21)	437
9.83	18.70		189,201	1.79	1.79	(0.06)	392
9.51	19.71		74,798	1.79	1.79	0.52	419
8.42	10.36		24,647	1.79	1.79	0.94	601

8.84	(1.36)		10	1.30 *	1.29 *	1.48 *	582

$5.37	(12.25)%		$1,090,010	0.66%	0.64%	1.93%	566%
6.50	(0.27)		1,057,333	0.64	0.64	1.01	449
6.91	16.21		1,291,476	0.64	0.64	1.08	395
6.77	19.02		1,112,067	0.65	0.64	1.59	574
6.17	(2.95)		909,672	0.64	0.64	1.83	778

5.39	(12.24)		35,765	0.76	0.74	1.87	566
6.52	(0.39)		10,654	0.74	0.74	0.90	449
6.93	15.90		9,763	0.74	0.74	0.93	395
6.79	19.13		13,272	0.75	0.74	1.47	574
6.19	(3.17)		2,906	0.74	0.74	1.73	778

5.29	(12.52)		9,210	0.91	0.89	1.81	566
6.42	(0.48)		3,791	0.89	0.89	0.72	449
6.83	15.84		2,555	0.89	0.89	0.82	395
6.71	19.64		1,349	0.90	0.89	1.21	574
6.13	(3.32)		11	0.89	0.89	1.58	778

5.28	(12.59)		19,073	1.06	1.04	1.47	566
6.40	(0.64)		35,325	1.04	1.04	0.61	449
6.81	15.54		31,920	1.04	1.04	0.68	395
6.70	18.66		25,444	1.05	1.04	1.17	574
6.10	(3.25)		18,507	1.04	1.04	1.49	778

5.25	(12.59)		23,748	1.06	1.04	1.54	566
6.37	(0.68)		22,836	1.04	1.04	0.63	449
6.78	15.53		30,278	1.04	1.04	0.65	395
6.68	18.69		13,652	1.05	1.04	1.17	574
6.08	(3.45)		5,718	1.04	1.04	1.43	778

5.07	(13.26)		9,134	1.81	1.79	0.79	566
6.18	(1.40)		7,958	1.79	1.79	(0.13)	449
6.59	14.68		9,414	1.79	1.79	(0.09)	395
6.53	17.78		4,276	1.80	1.79	0.45	574
5.93	(4.18)		2,105	1.79	1.79	0.71	778

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2016	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2016	$8.24	$0.13		$(1.31)	$(1.18)	$(0.43)	$0.00	$(0.01)	$(0.44)
03/31/2015	8.01	0.14		1.13	1.27	(1.04)	0.00	0.00	(1.04)
03/31/2014	7.51	0.05		0.89	0.94	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.76	0.08		1.44	1.52	(0.66)	(0.11)	0.00	(0.77)
03/31/2012	7.41	0.17		(0.31)	(0.14)	(0.41)	(0.10)	0.00	(0.51)
Class P
03/31/2016	8.19	0.12		(1.31)	(1.19)	(0.42)	0.00	(0.01)	(0.43)
03/31/2015	7.96	0.10		1.16	1.26	(1.03)	0.00	0.00	(1.03)
03/31/2014	7.47	0.05		0.88	0.93	(0.42)	(0.02)	0.00	(0.44)
03/31/2013	6.75	0.02		1.49	1.51	(0.68)	(0.11)	0.00	(0.79)
03/09/2012 - 03/31/2012	6.88	0.01		(0.03)	(0.02)	(0.11)	0.00	0.00	(0.11)
Class D
03/31/2016	7.93	0.09		(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.74	0.10		1.10	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.02		0.85	0.87	(0.39)	(0.02)	0.00	(0.41)
03/31/2013	6.58	0.02		1.44	1.46	(0.65)	(0.11)	0.00	(0.76)
03/31/2012	7.24	0.15		(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)
Class A
03/31/2016	7.92	0.09		(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.73	0.11		1.09	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.03		0.84	0.87	(0.40)	(0.02)	0.00	(0.42)
03/31/2013	6.57	0.04		1.42	1.46	(0.64)	(0.11)	0.00	(0.75)
03/31/2012	7.23	0.15		(0.31)	(0.16)	(0.40)	(0.10)	0.00	(0.50)
Class C
03/31/2016	7.43	0.04		(1.18)	(1.14)	(0.38)	0.00	(0.01)	(0.39)
03/31/2015	7.32	0.05		1.03	1.08	(0.97)	0.00	0.00	(0.97)
03/31/2014	6.92	(0.03)		0.81	0.78	(0.36)	(0.02)	0.00	(0.38)
03/31/2013	6.26	(0.00	)^	1.33	1.33	(0.56)	(0.11)	0.00	(0.67)
03/31/2012	6.95	0.10		(0.31)	(0.21)	(0.38)	(0.10)	0.00	(0.48)
Class R
11/30/2015 - 03/31/2016	7.15	0.03		(0.72)	(0.69)	(0.13)	0.00	(0.01)	(0.14)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
03/31/2016	$7.56	$0.27		$(0.28)	$(0.01)	$(0.26)	$(0.50)	$0.00	$(0.76)
03/31/2015	7.24	0.27		1.73	2.00	(0.40)	(1.28)	0.00	(1.68)
03/31/2014	8.84	0.29		0.97	1.26	(0.61)	(2.25)	0.00	(2.86)
03/31/2013	8.14	0.28		1.68	1.96	(0.41)	(0.85)	0.00	(1.26)
03/31/2012	7.01	0.29		1.49	1.78	(0.19)	(0.46)	0.00	(0.65)

PIMCO StocksPLUS® Short Fund
Institutional Class
03/31/2016~	$11.70	$0.28		$(1.06)	$(0.78)	$(0.37)	$0.00	$0.00	$(0.37)
03/31/2015~	13.35	0.15		(1.65)	(1.50)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.20		(3.25)	(3.05)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.25	0.30		(1.55)	(1.25)	(0.30)	0.00	0.00	(0.30)
03/31/2012~	20.65	0.50		(2.30)	(1.80)	(0.60)	0.00	0.00	(0.60)
Class P
03/31/2016~	11.70	0.28		(1.07)	(0.79)	(0.36)	0.00	0.00	(0.36)
03/31/2015~	13.40	0.15		(1.70)	(1.55)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.15		(3.15)	(3.00)	(0.30)	0.00	0.00	(0.30)
03/31/2013~	18.20	0.30		(1.55)	(1.25)	(0.25)	0.00	0.00	(0.25)
03/31/2012~	20.65	0.50		(2.35)	(1.85)	(0.60)	0.00	0.00	(0.60)

Please see footnotes on page 24.

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$6.62	(14.79)%	$1,398,461	0.76%	0.75%	1.75%	499%
8.24	16.90	518,997	0.75	0.75	1.73	814
8.01	12.97	292,684	0.76	0.75	0.66	733
7.51	24.04	279,791	0.76	0.75	1.18	510
6.76	(1.62)	111,595	0.76	0.75	2.63	896

6.57	(14.94)	355,109	0.86	0.85	1.60	499
8.19	16.97	250,350	0.85	0.85	1.28	814
7.96	12.86	36,840	0.86	0.85	0.67	733
7.47	23.94	7,591	0.86	0.85	0.33	510
6.75	(0.23)	10	0.86 *	0.85 *	2.39 *	896

6.34	(15.27)	292,989	1.16	1.15	1.22	499
7.93	16.65	390,605	1.15	1.15	1.33	814
7.74	12.38	152,212	1.16	1.15	0.23	733
7.28	23.65	193,252	1.16	1.15	0.28	510
6.58	(1.97)	14,524	1.16	1.15	2.28	896

6.33	(15.26)	379,646	1.16	1.15	1.29	499
7.92	16.63	338,576	1.15	1.15	1.37	814
7.73	12.36	167,561	1.16	1.15	0.35	733
7.28	23.67	63,609	1.16	1.15	0.56	510
6.57	(1.95)	12,271	1.16	1.15	2.29	896

5.90	(15.85)	197,631	1.91	1.90	0.57	499
7.43	15.75	130,680	1.90	1.90	0.64	814
7.32	11.71	69,838	1.91	1.90	(0.37)	733
6.92	22.61	18,589	1.91	1.90	(0.07)	510
6.26	(2.80)	5,042	1.91	1.90	1.53	896

6.32	(9.79)	9	1.41 *	1.40 *	1.59 *	499

$6.79	0.64%	$532,346	0.63%	0.59%	3.95%	52%
7.56	29.07	637,302	0.61	0.59	3.50	91
7.24	18.06	559,898	0.59	0.59	3.47	73
8.84	25.55	886,610	0.60	0.59	3.19	52
8.14	26.51	524,448	0.59	0.59	3.93	276

$10.55	(5.91)%	$1,690,893	0.68%	0.64%	2.51%	524%
11.70	(11.23)	3,443,366	0.64	0.64	1.32	403
13.35	(18.36)	5,093,625	0.64	0.64	1.25	364
16.70	(7.05)	5,959,231	0.65	0.64	1.74	297
18.25	(8.92)	1,454,709	0.66	0.64	2.40	635

10.55	(5.96)	56,465	0.78	0.74	2.45	524
11.70	(11.64)	48,356	0.74	0.74	1.19	403
13.40	(18.16)	45,285	0.74	0.74	1.15	364
16.70	(7.08)	82,363	0.75	0.74	1.71	297
18.20	(9.17)	38,120	0.76	0.74	2.46	635

Please see footnotes on page 24.

ANNUAL REPORT	MARCH 31, 2016	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO StocksPLUS® Short Fund (Cont.)
Class D
03/31/2016~	$11.40	$0.24		$(1.06)	$(0.82)	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2015~	13.00	0.10		(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.10)	(3.00)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	0.00	(0.55)
Class A
03/31/2016~	11.45	0.24		(1.07)	(0.83)	(0.35)	0.00	0.00	(0.35)
03/31/2015~	13.05	0.10		(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10		(3.05)	(2.95)	(0.25)	0.00	0.00	(0.25)
03/31/2013~	17.70	0.25		(1.55)	(1.30)	(0.15)	0.00	0.00	(0.15)
03/31/2012~	20.05	0.45		(2.25)	(1.80)	(0.55)	0.00	0.00	(0.55)
Class C
03/31/2016~	11.05	0.15		(0.98)	(0.83)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	12.70	0.00	^	(1.60)	(1.60)	(0.05)	0.00	0.00	(0.05)
03/31/2014~	15.85	0.00	^	(3.00)	(3.00)	(0.15)	0.00	0.00	(0.15)
03/31/2013~	17.30	0.15		(1.55)	(1.40)	(0.05)	0.00	0.00	(0.05)
03/31/2012~	19.65	0.25		(2.15)	(1.90)	(0.45)	0.00	0.00	(0.45)

PIMCO StocksPLUS® Small Fund
Institutional Class
03/31/2016	$9.60	$0.16		$(1.39)	$(1.23)	$(0.17)	$(0.54)	$0.00	$(0.71)
03/31/2015	9.85	0.08		0.82	0.90	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	9.03	0.07		1.98	2.05	(0.58)	(0.65)	0.00	(1.23)
03/31/2013	7.77	0.13		1.76	1.89	(0.63)	0.00	0.00	(0.63)
03/31/2012	8.10	0.15		(0.10)	0.05	(0.38)	0.00	0.00	(0.38)
Class P
03/31/2016	9.54	0.15		(1.38)	(1.23)	(0.16)	(0.54)	0.00	(0.70)
03/31/2015	9.81	0.07		0.81	0.88	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	8.99	0.06		1.98	2.04	(0.57)	(0.65)	0.00	(1.22)
03/31/2013	7.76	0.12		1.75	1.87	(0.64)	0.00	0.00	(0.64)
03/31/2012	8.09	0.17		(0.13)	0.04	(0.37)	0.00	0.00	(0.37)
Administrative Class
03/31/2016	9.59	0.15		(1.40)	(1.25)	(0.16)	(0.54)	0.00	(0.70)
06/30/2014 - 03/31/2015	10.15	0.03		0.56	0.59	(0.42)	(0.73)	0.00	(1.15)
Class D
03/31/2016	9.40	0.12		(1.36)	(1.24)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.68	0.04		0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.90	0.03		1.95	1.98	(0.55)	(0.65)	0.00	(1.20)
03/31/2013	7.66	0.10		1.73	1.83	(0.59)	0.00	0.00	(0.59)
03/31/2012	7.98	0.14		(0.11)	0.03	(0.35)	0.00	0.00	(0.35)
Class A
03/31/2016	9.45	0.12		(1.37)	(1.25)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.73	0.04		0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.94	0.03		1.97	2.00	(0.56)	(0.65)	0.00	(1.21)
03/31/2013	7.69	0.10		1.74	1.84	(0.59)	0.00	0.00	(0.59)
03/31/2012	8.03	0.14		(0.13)	0.01	(0.35)	0.00	0.00	(0.35)
Class C
03/31/2016	8.89	0.06		(1.29)	(1.23)	(0.10)	(0.54)	0.00	(0.64)
03/31/2015	9.27	(0.03)		0.76	0.73	(0.38)	(0.73)	0.00	(1.11)
03/31/2014	8.59	(0.04)		1.88	1.84	(0.51)	(0.65)	0.00	(1.16)
03/31/2013	7.37	0.04		1.67	1.71	(0.49)	0.00	0.00	(0.49)
03/31/2012	7.72	0.08		(0.12)	(0.04)	(0.31)	0.00	0.00	(0.31)
Class R
11/30/2015 - 03/31/2016	8.79	0.04		(0.69)	(0.65)	(0.09)	(0.54)	0.00	(0.63)
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied. See Note 12 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.24	(6.43	) %	$44,403	1.08%		1.04%		2.16%	524%
11.40	(11.51)		35,004	1.04		1.04		0.92	403
13.00	(18.59)		52,114	1.04		1.04		0.85	364
16.25	(7.46)		76,016	1.05		1.04		1.48	297
17.70	(9.26)		70,353	1.06		1.04		2.15	635

10.27	(6.53)		54,139	1.08		1.04		2.18	524
11.45	(11.54)		31,809	1.04		1.04		0.96	403
13.05	(18.33)		67,670	1.04		1.04		0.85	364
16.25	(7.55)		143,603	1.05		1.04		1.50	297
17.70	(9.27)		145,473	1.06		1.04		2.12	635

9.92	(6.85)		19,321	1.83		1.79		1.41	524
11.05	(12.57)		18,165	1.79		1.79		0.16	403
12.70	(18.96)		22,645	1.79		1.79		0.10	364
15.85	(8.07)		27,676	1.80		1.79		0.72	297
17.30	(9.94)		27,889	1.81		1.79		1.37	635

$7.66	(13.19)%		$231,986	0.73%		0.69%		1.86%	539%
9.60	9.93		288,036	0.70		0.69		0.86	434
9.85	23.47		292,658	0.69		0.69		0.70	428
9.03	25.60		316,979	0.69		0.69		1.63	566
7.77	1.17		171,799	0.69		0.69		2.10	666

7.61	(13.24)		92,051	0.83		0.79		1.69	539
9.54	9.71		212,756	0.80		0.79		0.73	434
9.81	23.55		123,335	0.79		0.79		0.59	428
8.99	25.34		58,393	0.79		0.79		1.45	566
7.76	1.04		5,348	0.79		0.79		2.32	666

7.64	(13.40)		5,985	0.98		0.94		1.90	539
9.59	6.51		965	0.95	*	0.94	*	0.40 *	434

7.48	(13.52)		184,508	1.13		1.09		1.41	539
9.40	9.56		351,663	1.10		1.09		0.47	434
9.68	23.05		408,790	1.09		1.09		0.29	428
8.90	25.00		255,795	1.09		1.09		1.21	566
7.66	0.94		95,341	1.09		1.09		1.89	666

7.52	(13.55)		244,254	1.13		1.09		1.44	539
9.45	9.50		370,199	1.10		1.09		0.47	434
9.73	23.10		456,429	1.09		1.09		0.28	428
8.94	25.04		175,145	1.09		1.09		1.21	566
7.69	0.71		54,972	1.09		1.09		1.87	666

7.02	(14.19)		122,496	1.88		1.84		0.70	539
8.89	8.62		170,988	1.85		1.84		(0.29)	434
9.27	22.19		164,980	1.84		1.84		(0.46)	428
8.59	24.20		61,217	1.84		1.84		0.48	566
7.37	(0.07)		22,989	1.84		1.84		1.11	666

7.51	(7.71)		9	1.38	*	1.34	*	1.80 *	539

ANNUAL REPORT	MARCH 31, 2016	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$1,026,180	$1,011,828	$1,085,103	$2,725,119	$546,568	$2,134,142	$1,062,319
Investments in Affiliates	952	316,336	190,468	199,545	9,100	104,617	150,575
Financial Derivative Instruments
Exchange-traded or centrally cleared	6	2,505	1,419	3,997	0	3,704	1,635
Over the counter	11,798	41,047	94,704	135,962	1,162	85,710	45,299
Cash	1,103	487	478	421	0	782	1
Deposits with counterparty	1,241	5,102	3,566	8,623	2,673	5,920	2,859
Foreign currency, at value	982	1,189	1,795	4,153	32	4,984	1,812
Receivable for investments sold	23,844	9,517	2,707	10,351	0	18,978	6,315
Receivable for TBA investments sold	0	369,872	343,977	720,467	1,138	542,241	306,423
Receivable for Fund shares sold	43,887	688	773	4,106	309	2,558	532
Interest and/or dividends receivable	4,132	5,497	5,160	10,060	4,899	10,243	4,740
Dividends receivable from Affiliates	7	179	108	150	11	24	70
Other assets	2	0	0	0	0	0	0
Total Assets	1,114,134	1,764,247	1,730,258	3,822,954	565,892	2,913,903	1,582,580

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$98,058	$13,332	$51,138	$11,655	$28,373	$339,341	$236,528
Payable for sale-buyback transactions	42,561	0	0	0	1,069	1,576	0
Payable for short sales	0	66,308	30,467	163,394	1,140	70,154	11,325
Financial Derivative Instruments
Exchange-traded or centrally cleared	710	4,048	3,078	6,424	1,033	5,518	2,869
Over the counter	11,843	34,680	35,837	272,062	467	55,041	95,227
Payable for investments purchased	28,760	69	0	13,869	0	12	5
Payable for investments in Affiliates purchased	7	179	108	150	11	24	70
Payable for TBA investments purchased	0	389,588	334,114	628,265	0	514,622	321,691
Deposits from counterparty	3,061	13,554	86,722	92,961	629	59,168	30,731
Payable for Fund shares redeemed	1,140	3,056	1,193	8,177	569	2,143	2,069
Accrued investment advisory fees	193	403	384	1,015	151	622	321
Accrued supervisory and administrative fees	243	351	256	820	103	418	259
Accrued distribution fees	61	159	12	190	0	21	116
Accrued servicing fees	73	94	7	123	0	16	76
Other liabilities	1	3	2	4	1	6	4
Total Liabilities	186,711	525,824	543,318	1,199,109	33,546	1,048,682	701,291

Net Assets	$927,423	$1,238,423	$1,186,940	$2,623,845	$532,346	$1,865,221	$881,289

Net Assets Consist of:
Paid in capital	$1,103,898	$1,305,893	$1,291,088	$2,912,676	$497,868	$5,262,353	$1,118,280
Undistributed (overdistributed) net investment income	2,223	(5,163)	(44,465)	58,486	3,572	(40,837)	(28,682)
Accumulated undistributed net realized (loss)	(174,346)	(39,776)	(102,596)	(183,419)	(9,321)	(3,366,032)	(156,809)
Net unrealized appreciation (depreciation)	(4,352)	(22,531)	42,913	(163,898)	40,227	9,737	(51,500)
	$927,423	$1,238,423	$1,186,940	$2,623,845	$532,346	$1,865,221	$881,289

Cost of investments in securities	$1,026,780	$1,000,498	$1,070,776	$2,696,272	$519,632	$2,094,145	$1,051,151
Cost of investments in Affiliates	$952	$316,217	$190,406	$199,472	$9,099	$104,604	$150,530
Cost of foreign currency held	$949	$1,183	$1,775	$4,115	$32	$4,925	$1,804
Proceeds received on short sales	$0	$66,095	$30,373	$162,830	$1,138	$69,964	$11,301
Cost or premiums of financial derivative instruments, net	$904	$(6,519)	$(4,834)	$(10,468)	$(210)	$(13,191)	$(6,284)

* Includes repurchase agreements of:	$0	$0	$0	$0	$275	$235	$518

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$517,080	$484,517	$1,090,010	$1,398,461	$532,346	$1,690,893	$231,986
Class P	20,399	77,284	35,765	355,109	NA	56,465	92,051
Administrative Class	5,289	NA	9,210	NA	NA	NA	5,985
Class D	33,709	229,285	19,073	292,989	NA	44,403	184,508
Class A	192,168	270,766	23,748	379,646	NA	54,139	244,254
Class C	144,638	176,561	9,134	197,631	NA	19,321	122,496
Class R	14,140	10	NA	9	NA	NA	9

Shares Issued and Outstanding:
Institutional Class	60,503	54,013	203,038	211,225	78,386	160,222	30,270
Class P	2,391	8,694	6,641	54,041	NA	5,353	12,091
Administrative Class	658	NA	1,741	NA	NA	NA	783
Class D	4,254	26,254	3,612	46,190	NA	4,337	24,681
Class A	24,111	30,551	4,521	59,929	NA	5,272	32,466
Class C	19,055	21,355	1,800	33,499	NA	1,948	17,443
Class R	1,725	1	NA	1	NA	NA	1

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.55	$8.97	$5.37	$6.62	$6.79	$10.55	$7.66
Class P	8.53	8.89	5.39	6.57	NA	10.55	7.61
Administrative Class	8.04	NA	5.29	NA	NA	NA	7.64
Class D	7.92	8.73	5.28	6.34	NA	10.24	7.48
Class A	7.97	8.86	5.25	6.33	NA	10.27	7.52
Class C	7.59	8.27	5.07	5.90	NA	9.92	7.02
Class R	8.20	8.84	NA	6.32	NA	NA	7.51

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	27

Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest, net of foreign taxes*	$17,414	$32,163	$28,872	$54,577	$23,726	$83,286	$29,960
Dividends	0	607	0	0	0	3,668	330
Dividends from Investments in Affiliates	551	1,525	1,244	4,025	204	477	973
Total Income	17,965	34,295	30,116	58,602	23,930	87,431	31,263

Expenses:
Investment advisory fees	2,405	5,665	4,535	10,697	1,828	10,673	5,366
Supervisory and administrative fees	3,044	4,941	3,032	9,225	1,254	7,065	4,369
Distribution and/or servicing fees - Administrative Class	13	0	14	0	0	0	6
Distribution and/or servicing fees - Class D	81	655	71	1,143	0	100	704
Distribution fees - Class C	725	1,549	70	1,572	0	138	1,170
Distribution fees - Class R	36	0	0	0	0	0	0
Servicing fees - Class A	547	799	61	1,126	0	131	805
Servicing fees - Class C	363	516	23	524	0	46	390
Servicing fees - Class R	36	0	0	0	0	0	0
Trustee fees	5	8	6	11	3	16	7
Interest expense	601	109	191	199	232	1,229	524
Miscellaneous expense	0	1	1	3	0	28	4
Total Expenses	7,856	14,243	8,004	24,500	3,317	19,426	13,345

Net Investment Income	10,109	20,052	22,112	34,102	20,613	68,005	17,918

Net Realized Gain (Loss):
Investments in securities	15,983	(37,618)	(36,667)	(56,049)	5,359	(148,838)	(43,762)
Investments in Affiliates	78	(155)	(146)	(1,146)	(63)	40	(26)
Exchange-traded or centrally cleared financial derivative instruments	(39,427)	(45,876)	(25,120)	(70,309)	(4,875)	(62,538)	(92,125)
Over the counter financial derivative instruments	31,033	37,550	(131,387)	(106,452)	521	(250,726)	47,195
Foreign currency	4,273	(897)	(815)	8,899	37	1,764	(190)

Net Realized Gain (Loss)	11,940	(46,996)	(194,135)	(225,057)	979	(460,298)	(88,908)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	568	29,428	29,412	36,301	(33,521)	97,791	32,505
Investments in Affiliates	(54)	58	34	3	(9)	(7)	4
Exchange-traded or centrally cleared financial derivative instruments	5,491	(23,013)	(14,621)	(51,044)	10,957	(448)	(3,633)
Over the counter financial derivative instruments	(34,768)	(45,124)	6,713	(215,198)	(136)	160,325	(160,067)
Foreign currency assets and liabilities	(2,354)	174	94	940	2	680	119

Net Change in Unrealized Appreciation (Depreciation)	(31,117)	(38,477)	21,632	(228,998)	(22,707)	258,341	(131,072)

Net (Decrease) in Net Assets Resulting from Operations	$(9,068)	$(65,421)	$(150,391)	$(419,953)	$(1,115)	$(133,952)	$(202,062)

* Foreign tax withholdings	$0	$5	$0	$0	$0	$2	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)		PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,109	$3,818	$20,052	$6,532	$22,112	$11,672	$34,102	$11,351
Net realized gain (loss)	11,940	111,913	(46,996)	132,651	(194,135)	33,220	(225,057)	79,837
Net change in unrealized appreciation (depreciation)	(31,117)	14,510	(38,477)	4,863	21,632	(45,108)	(228,998)	50,448

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,068)	130,241	(65,421)	144,046	(150,391)	(216)	(419,953)	141,636

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(11,582)	(1,461)	(8,551)	(10,352)	(55,080)	(57,367)	(41,857)	(35,270)
Class P	(518)	(45)	(1,938)	(4,666)	(1,905)	(638)	(25,026)	(9,082)
Administrative Class	(111)	(6)	0	0	(276)	(136)	0	0
Class D	(685)	(12)	(3,343)	(10,696)	(1,372)	(1,803)	(27,552)	(27,105)
Class A	(4,485)	(77)	(4,015)	(11,579)	(1,243)	(1,455)	(27,040)	(26,304)
Class B	0	(0)^	0	(20)^	0	0	0	(39)^
Class C	(2,507)	(0)	(1,695)	(6,988)	(456)	(400)	(12,405)	(10,700)
Class R	(258)	(0)	0	0	0	0	(0)	0
From net realized capital gains(a)
Institutional Class	(37,655)	(93,090)	(21,401)	(34,365)	(2,214)	(5,368)	0	0
Class P	(1,865)	(6,414)	(5,054)	(19,543)	(104)	(66)	0	0
Administrative Class	(436)	(937)	0	0	(18)	(13)	0	0
Class D	(2,596)	(5,528)	(10,072)	(45,709)	(52)	(190)	0	0
Class A	(18,659)	(35,458)	(11,931)	(49,123)	(55)	(139)	0	0
Class B	0	(196)^	0	(98)^	0	0	0	0 ^
Class C	(13,195)	(22,633)	(8,484)	(31,315)	(22)	(45)	0	0
Class R	(1,242)	(2,127)	0	0	0	0	0	0
Tax basis return of capital(a)
Institutional Class	0	0	0	0	(6,402)	0	(1,421)	0
Class P	0	0	0	0	(198)	0	(704)	0
Administrative Class	0	0	0	0	(33)	0	0	0
Class D	0	0	0	0	(170)	0	(767)	0
Class A	0	0	0	0	(147)	0	(757)	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(56)	0	(353)	0
Class R	0	0	0	0	0	0	(0)	0

Total Distributions	(95,794)	(167,984)	(76,484)	(224,454)	(69,803)	(67,620)	(137,882)	(108,500)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(13,055)	(70,437)	(100,533)	381,629	269,237	(169,673)	1,552,472	876,333

Total Increase (Decrease) in Net Assets	(117,917)	(108,180)	(242,438)	301,221	49,043	(237,509)	994,637	909,469

Net Assets:
Beginning of year	1,045,340	1,153,520	1,480,861	1,179,640	1,137,897	1,375,406	1,629,208	719,739
End of year*	$927,423	$1,045,340	$1,238,423	$1,480,861	$1,186,940	$1,137,897	$2,623,845	$1,629,208

* Including undistributed (overdistributed) net investment income of:	$2,223	$14,995	$(5,163)	$(9,352)	$(44,465)	$22,573	$58,486	$59,362

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	29

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$20,613	$22,747	$68,005	$60,093	$17,918	$6,706
Net realized gain (loss)	979	100,943	(460,298)	(951,865)	(88,908)	180,794
Net change in unrealized appreciation (depreciation)	(22,707)	33,589	258,341	341,150	(131,072)	(73,459)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,115)	157,279	(133,952)	(550,622)	(202,062)	114,041

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(19,070)	(33,401)	(107,111)	(49,620)	(5,548)	(11,885)
Class P	0	0	(2,363)	(611)	(3,377)	(7,903)
Administrative Class	0	0	0	0	(63)	(28)
Class D	0	0	(1,467)	(364)	(4,639)	(15,076)
Class A	0	0	(2,145)	(307)	(5,439)	(15,394)
Class C	0	0	(652)	(90)	(1,967)	(6,714)
Class R	0	0	0	0	(0)	0
From net realized capital gains(a)
Institutional Class	(34,820)	(86,792)	0	0	(16,715)	(18,922)
Class P	0	0	0	0	(9,908)	(12,897)
Administrative Class	0	0	0	0	(309)	(38)
Class D	0	0	0	0	(15,607)	(25,413)
Class A	0	0	0	0	(19,216)	(26,035)
Class C	0	0	0	0	(10,210)	(11,915)
Class R	0	0	0	0	(1)	0

Total Distributions	(53,890)	(120,193)	(113,738)	(50,992)	(92,999)	(152,220)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(49,951)	40,318	(1,463,789)	(1,103,025)	(218,257)	(13,406)

Total Increase (Decrease) in Net Assets	(104,956)	77,404	(1,711,479)	(1,704,639)	(513,318)	(51,585)

Net Assets:
Beginning of year	637,302	559,898	3,576,700	5,281,339	1,394,607	1,446,192
End of year*	$532,346	$637,302	$1,865,221	$3,576,700	$881,289	$1,394,607

* Including undistributed (overdistributed) net investment income of:	$3,572	$3,589	$(40,837)	$46,908	$(28,682)	$(8,000)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2016
(Amounts in thousands)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by Operating Activities:

Net (decrease) in net assets resulting from operations	$(1,115)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(285,479)
Proceeds from sales of long-term securities	337,764
Proceeds from sales of short-term portfolio investments, net	85,726
(Increase) in deposits with counterparty	(292)
(Increase) in receivable for investments sold	(2)
Decrease in interest and/or dividends receivable	609
Decrease in dividends receivable from Affiliates	15
Proceeds from exchange-traded or centrally cleared financial derivative instruments	2,714
Payments on over the counter financial derivative instruments	(65)
(Decrease) in payable for investments purchased	(15)
(Decrease) in deposits from counterparty	(831)
(Decrease) in accrued investment advisory fees	(35)
(Decrease) in accrued supervisory and administrative fees	(24)
Proceeds from short sales transactions, net	2
Proceeds from foreign currency transactions	39
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	(5,359)
Investments in Affiliates	63
Exchange-traded or centrally cleared financial derivative instruments	4,875
Over the counter financial derivative instruments	(521)
Foreign currency	(37)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	33,521
Investments in Affiliates	9
Exchange-traded or centrally cleared financial derivative instruments	(10,957)
Over the counter financial derivative instruments	136
Foreign currency assets and liabilities	(2)
Net amortization (accretion) on investments	(995)

Net Cash Provided by Operating Activities	159,745

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	63,601
Payments on shares redeemed	(165,766)
Cash dividend paid*	(549)
Proceeds from reverse repurchase agreements	428,281
Payments on reverse repurchase agreements	(404,274)
Proceeds from sale-buyback transactions	728,727
Payments on sale-buyback transactions	(810,093)

Net Cash (Used for) Financing Activities	(160,073)

Net (Decrease) in Cash and Foreign Currency	(328)

Cash and Foreign Currency:
Beginning of year	360
End of year	$32

* Reinvestment of distributions	$53,341

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$260

ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO StocksPLUS® Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.7%

BANK LOAN OBLIGATIONS 1.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$2,700	$2,690
Chrysler Group LLC
3.500% due 05/24/2017		3,057	3,060
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		4,236	4,204

Total Bank Loan Obligations (Cost $9,970)			9,954

CORPORATE BONDS & NOTES 46.4%

BANKING & FINANCE 32.9%
Abbey National Treasury Services PLC
2.112% due 03/14/2019		3,900	3,921
Ally Financial, Inc.
2.750% due 01/30/2017		800	798
3.600% due 05/21/2018		6,400	6,384
American Express Credit Corp.
1.228% due 07/31/2018		7,000	6,960
American Honda Finance Corp.
1.700% due 02/22/2019		3,500	3,531
American Tower Corp.
4.500% due 01/15/2018		3,100	3,232
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	1,400	1,431
Bank of America Corp.
1.394% due 09/15/2026		$5,500	4,755
1.495% due 04/01/2019		6,300	6,242
2.650% due 04/01/2019		2,800	2,852
4.125% due 01/22/2024		1,400	1,486
6.100% due 03/17/2025 (e)		1,000	986
6.875% due 04/25/2018		600	659
Bank of America N.A.
0.934% due 06/15/2017		1,500	1,491
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		2,900	2,900
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.186% due 03/05/2018		7,000	6,962
2.300% due 03/05/2020		4,300	4,314
Barclays Bank PLC
7.625% due 11/21/2022		7,000	7,538
7.750% due 04/10/2023		1,400	1,472
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,000	1,104
BB&T Corp.
1.494% due 06/15/2018		$2,200	2,200
Bear Stearns Cos. LLC
1.008% due 11/21/2016		500	500
6.400% due 10/02/2017		7,800	8,347
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,000	1,938
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	7,000	7,987
Caterpillar Financial Services Corp.
1.329% due 02/23/2018		$5,100	5,128
CIT Group, Inc.
5.250% due 03/15/2018		800	830
6.625% due 04/01/2018		1,700	1,791
Citigroup, Inc.
0.408% due 05/31/2017	EUR	600	682
1.136% due 05/01/2017		$1,200	1,199
1.496% due 12/07/2018		2,400	2,374
1.579% due 07/25/2016		6,100	6,110
2.009% due 03/30/2021		1,100	1,104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.650% due 10/26/2020		$800	$809
5.950% due 05/15/2025 (e)		1,400	1,349
6.125% due 11/15/2020 (e)		2,200	2,208
Credit Agricole S.A.
1.605% due 06/10/2020		1,700	1,683
6.500% due 06/23/2021 (e)	EUR	300	334
Credit Suisse AG
1.375% due 05/26/2017		$1,100	1,097
Ford Motor Credit Co. LLC
2.200% due 01/08/2019		1,600	1,598
2.240% due 06/15/2018		2,700	2,700
2.551% due 10/05/2018		2,900	2,914
2.943% due 01/08/2019		1,700	1,727
3.157% due 08/04/2020		1,300	1,328
3.200% due 01/15/2021		1,600	1,639
3.984% due 06/15/2016		600	604
5.000% due 05/15/2018		800	845
6.625% due 08/15/2017		2,700	2,865
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,605
3.250% due 05/15/2018		1,900	1,933
Goldman Sachs Group, Inc.
1.288% due 05/22/2017		8,200	8,195
1.639% due 10/23/2019		2,500	2,484
2.399% due 02/25/2021		5,200	5,276
5.950% due 01/18/2018		4,100	4,399
Heta Asset Resolution AG
2.500% due 06/13/2016	CHF	8,100	8,436
HSBC Holdings PLC
2.874% due 03/08/2021		$3,300	3,379
3.400% due 03/08/2021		2,200	2,247
HSBC USA, Inc.
1.390% due 08/07/2018		2,700	2,681
2.350% due 03/05/2020		8,000	7,926
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,112
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,211
2.500% due 11/21/2017		2,900	2,937
ING Bank NV
1.754% due 03/22/2019		1,700	1,701
2.000% due 11/26/2018		700	702
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	721
JPMorgan Chase & Co.
1.823% due 10/29/2020		1,000	1,012
2.550% due 10/29/2020		300	304
JPMorgan Chase Bank N.A.
0.962% due 06/13/2016		700	700
KBC Bank NV
8.000% due 01/25/2023		6,400	6,928
Kilroy Realty LP
4.800% due 07/15/2018		500	527
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	600	835
Macquarie Bank Ltd.
1.738% due 07/29/2020		$400	395
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,200	5,164
Mizuho Bank Ltd.
1.814% due 10/20/2018		600	602
Morgan Stanley
1.899% due 04/25/2018		1,800	1,812
5.950% due 12/28/2017		2,800	2,998
National Australia Bank Ltd.
0.909% due 06/30/2017		1,000	998
2.250% due 03/16/2021		3,100	3,134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nykredit Realkredit A/S
1.000% due 04/01/2017	DKK	4,400	$679
2.000% due 04/01/2017		6,100	951
PNC Bank N.A.
1.950% due 03/04/2019		$1,250	1,264
Rabobank Group
2.500% due 01/19/2021		3,700	3,731
8.400% due 06/29/2017 (e)		1,000	1,057
Realkredit Danmark A/S
1.000% due 04/01/2017	DKK	82,000	12,673
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,700	1,704
Royal Bank of Canada
2.200% due 09/23/2019		400	408
2.300% due 03/22/2021		6,700	6,766
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		700	653
8.000% due 08/10/2025 (e)		200	191
SL Green Realty Corp.
5.000% due 08/15/2018		800	841
State Street Corp.
1.518% due 08/18/2020		3,800	3,785
Sumitomo Mitsui Banking Corp.
1.359% due 07/23/2018		3,600	3,585
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		4,600	4,646
Synchrony Financial
2.600% due 01/15/2019		2,300	2,307
Toronto-Dominion Bank
2.250% due 03/15/2021		3,900	3,941
2.500% due 12/14/2020		2,600	2,655
Toyota Motor Credit Corp.
1.700% due 02/19/2019		2,700	2,727
UBS AG
1.330% due 03/26/2018		6,400	6,392
7.250% due 02/22/2022		500	515
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	600	560
8.000% due 06/03/2024 (e)(f)		$1,800	1,503
Wachovia Corp.
0.904% due 06/15/2017		2,200	2,192
0.992% due 10/15/2016		2,700	2,699
WEA Finance LLC
1.750% due 09/15/2017		1,900	1,894
Wells Fargo & Co.
0.933% due 06/02/2017		11,200	11,166
1.081% due 04/22/2019		4,000	3,955
Wells Fargo Bank N.A.
1.358% due 01/22/2018		3,000	3,010

			305,712

INDUSTRIALS 9.7%
AbbVie, Inc.
1.750% due 11/06/2017		3,200	3,216
1.800% due 05/14/2018		1,300	1,310
Actavis Funding SCS
1.850% due 03/01/2017		1,300	1,306
2.350% due 03/12/2018		6,300	6,377
Actavis, Inc.
1.875% due 10/01/2017		1,025	1,030
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		2,700	2,704
Anglo American Capital PLC
1.572% due 04/15/2016		2,600	2,591

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	$1,200	$1,218
2.650% due 02/01/2021	1,700	1,749
Aviation Capital Group Corp.
3.875% due 09/27/2016	1,700	1,711
Boston Scientific Corp.
2.850% due 05/15/2020	600	610
Chesapeake Energy Corp.
3.872% due 04/15/2019	300	118
Cisco Systems, Inc.
1.236% due 02/21/2018	4,200	4,212
CNPC General Capital Ltd.
1.450% due 04/16/2016	4,620	4,620
D.R. Horton, Inc.
6.500% due 04/15/2016	500	500
Daimler Finance North America LLC
0.985% due 03/10/2017	5,200	5,178
1.329% due 08/03/2017	1,500	1,500
2.700% due 08/03/2020	4,200	4,268
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	1,600	1,615
Exxon Mobil Corp.
1.232% due 02/28/2018	4,200	4,214
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	5,000	5,085
Georgia-Pacific LLC
2.539% due 11/15/2019	1,875	1,885
Hyundai Capital America
2.500% due 03/18/2019	3,600	3,631
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	1,800	1,779
Kinder Morgan, Inc.
3.050% due 12/01/2019	900	887
Kraft Heinz Foods Co.
2.000% due 07/02/2018	4,900	4,949
2.250% due 06/05/2017	1,700	1,717
2.800% due 07/02/2020	100	103
Masco Corp.
6.125% due 10/03/2016	5,000	5,127
MGM Resorts International
7.625% due 01/15/2017	2,100	2,184
Nissan Motor Acceptance Corp.
1.646% due 03/08/2019	2,800	2,802
2.550% due 03/08/2021	3,300	3,347
Occidental Petroleum Corp.
1.750% due 02/15/2017	400	401
Reynolds American, Inc.
2.300% due 06/12/2018	1,200	1,225
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	3,100	3,133
UnitedHealth Group, Inc.
1.700% due 02/15/2019	1,700	1,715

		90,017

UTILITIES 3.8%
AT&T, Inc.
1.600% due 02/15/2017	2,100	2,108
2.450% due 06/30/2020	8,100	8,196
CMS Energy Corp.
5.050% due 02/15/2018	1,200	1,270
8.750% due 06/15/2019	450	544
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	1,000	999
Duke Energy Corp.
1.009% due 04/03/2017	4,000	3,974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	$800	$837
Ohio Power Co.
6.050% due 05/01/2018	200	217
Petrobras Global Finance BV
2.238% due 05/20/2016	700	699
Shell International Finance BV
4.300% due 09/22/2019	800	866
Verizon Communications, Inc.
2.164% due 09/15/2016	15,200	15,283

		34,993

Total Corporate Bonds & Notes (Cost $431,787)		430,722

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
0.553% due 03/25/2034	368	366
0.683% due 05/25/2037	309	309
0.783% due 03/25/2037 - 07/25/2037	363	364
0.793% due 03/25/2037	213	214
0.813% due 07/25/2037	315	317
0.833% due 09/25/2035	560	562
0.878% due 02/25/2037	444	445
1.063% due 05/25/2040	1,031	1,044
1.133% due 10/25/2037	1,415	1,439
1.153% due 06/25/2037	461	466
1.183% due 03/25/2038 - 01/25/2040	1,822	1,851
1.253% due 12/25/2039	503	510
1.333% due 07/25/2039	427	433
1.377% due 11/25/2022	6,874	6,886
1.522% due 07/01/2044	75	77
2.199% due 04/01/2035	655	688
2.212% due 11/01/2035	139	146
2.475% due 05/01/2022	0	1
2.618% due 12/01/2033	83	88
3.000% due 10/25/2040	2,911	3,014
4.224% due 11/01/2028	13	13
4.326% due 12/01/2036	374	398
4.382% due 11/01/2027	11	11
4.405% due 04/01/2028	7	7
4.425% due 07/01/2028	8	8
4.524% due 02/01/2027	1	1
4.529% due 11/01/2028	10	11
4.631% due 09/01/2034	230	241
5.000% due 12/01/2023 - 04/25/2033	426	471
5.621% due 08/01/2029	8	8
6.000% due 06/01/2017	23	24
8.000% due 03/01/2030 - 07/01/2031	21	21
Freddie Mac
0.736% due 02/15/2037	26	26
0.766% due 02/15/2037	68	69
0.776% due 02/15/2037	139	139
0.836% due 06/15/2018	14	14
0.986% due 07/15/2041	2,843	2,845
1.036% due 10/15/2037	153	155
1.106% due 08/15/2037	1,497	1,518
1.136% due 08/15/2037	2,994	3,042
1.146% due 10/15/2037	589	594
1.156% due 05/15/2037 - 09/15/2037	3,454	3,492
1.186% due 08/15/2036	274	277
1.286% due 11/15/2039 - 12/15/2039	169	171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.291% due 01/15/2038	$814	$830
1.522% due 02/25/2045	698	735
2.000% due 06/01/2022	1	2
2.375% due 07/01/2019	32	33
2.454% due 06/01/2035	652	689
2.593% due 12/01/2022	4	4
5.000% due 12/01/2026 - 08/01/2041	314	345
6.000% due 07/01/2016 - 02/01/2034	590	677
6.500% due 10/25/2043	871	1,036
8.500% due 04/01/2025	2	2
Ginnie Mae
0.925% due 03/20/2065	1,749	1,748
1.175% due 12/20/2065	3,200	3,153
1.210% due 02/20/2066	200	200
1.225% due 01/20/2066	499	493
1.432% due 01/20/2066	6,302	6,307
1.440% due 03/20/2066	1,600	1,598
1.590% due 03/20/2066	500	503
1.750% due 02/20/2026 - 04/20/2041	7,099	7,341
1.875% due 08/20/2022 - 07/20/2027	514	533
2.000% due 12/20/2022 - 12/20/2027	128	132
3.500% due 07/20/2018	17	17
NCUA Guaranteed Notes
0.888% due 10/07/2020	1,906	1,906

Total U.S. Government Agencies (Cost $60,233)		61,060

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
3.125% due 08/15/2044 (j)	900	996
U.S. Treasury Inflation Protected Securities (d)(f)
0.250% due 01/15/2025 (h)(j)	30,906	31,203
0.375% due 07/15/2025	2,997	3,065
U.S. Treasury Notes
0.750% due 01/31/2018 (f)	42,600	42,618
1.375% due 01/31/2021 (f)	52,100	52,495
1.625% due 06/30/2020 (j)	1,500	1,531
1.625% due 02/15/2026 (f)	8,970	8,845
1.750% due 12/31/2020 (f)	38,400	39,358
2.250% due 11/15/2025	27,400	28,528

Total U.S. Treasury Obligations (Cost $206,291)		208,639

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
BAMLL Commercial Mortgage Securities Trust
2.400% due 03/15/2028	2,400	2,415
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	3,213	3,293
Bank Mart Adjustable Rate Mortgage Trust
1.975% due 03/01/2019	34	27
BCAP LLC Trust
1.022% due 02/26/2047	10,547	9,951
Bear Stearns Adjustable Rate Mortgage Trust
2.777% due 01/25/2034	24	22
2.801% due 04/25/2033	98	98
2.844% due 11/25/2034	732	702
2.880% due 01/25/2034	665	661
2.926% due 02/25/2033	22	20
Bear Stearns ALT-A Trust
2.792% due 09/25/2035	257	215

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046		$515	$366
2.775% due 01/26/2036		878	677
Canadian Mortgage Pools
1.160% due 07/01/2020	CAD	12,120	9,281
Citigroup Commercial Mortgage Trust
1.586% due 09/15/2027		$1,000	988
1.717% due 07/15/2027		500	493
5.705% due 12/10/2049		2,855	2,921
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		424	417
2.870% due 10/25/2035 ^		1,323	1,306
Countrywide Alternative Loan Trust
0.613% due 05/25/2047		772	610
0.833% due 08/25/2035		1,250	837
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		697	701
5.383% due 02/15/2040		2,874	2,915
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032		104	97
2.312% due 06/25/2032		8	6
4.902% due 06/25/2032		8	8
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045		290	249
Greenwich Capital Commercial Funding Corp. Trust
5.426% due 03/10/2039		874	893
GSR Mortgage Loan Trust
0.783% due 01/25/2034		79	68
2.910% due 01/25/2036 ^		106	99
HarborView Mortgage Loan Trust
0.622% due 01/19/2038		1,725	1,397
Impac CMB Trust
1.193% due 10/25/2033		26	25
1.433% due 07/25/2033		454	433
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051		2,600	2,687
Lehman Mortgage Trust
0.753% due 08/25/2036 ^		2,596	1,916
Merrill Lynch Alternative Note Asset Trust
0.633% due 03/25/2037		11,855	5,788
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036		360	328
Morgan Stanley Capital Trust
5.665% due 04/15/2049		1,186	1,219
Morgan Stanley Resecuritization Trust
0.746% due 01/26/2051		83	79
Newgate Funding PLC
0.748% due 12/01/2050	GBP	4,100	4,875
PFP Ltd.
1.891% due 07/14/2034		$1,400	1,385
Prime Mortgage Trust
0.833% due 02/25/2034		101	95
Resecuritization Mortgage Trust
0.683% due 04/26/2021		1	0
Structured Adjustable Rate Mortgage Loan Trust
2.762% due 09/25/2035		2,706	2,405
Structured Asset Mortgage Investments Trust
0.682% due 07/19/2035		598	570
0.713% due 02/25/2036 ^		432	332
8.914% due 06/25/2029		176	180
Titan Europe Ltd.
0.074% due 04/23/2017	EUR	2,660	2,853
Trinity Square PLC
1.786% due 07/15/2051	GBP	2,700	3,848
Vulcan European Loan Conduit Ltd.
0.131% due 05/15/2017	EUR	1,724	1,936
0.321% due 05/15/2017		1,152	1,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.703% due 06/15/2049	$624	$645
5.946% due 02/15/2051	1,489	1,553
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045	373	344
0.723% due 10/25/2045	213	197
1.073% due 01/25/2045	2,711	2,539
1.351% due 02/25/2046	2,226	2,026
1.551% due 11/25/2042	73	68
1.751% due 06/25/2042	256	245
1.914% due 02/27/2034	511	495
4.349% due 05/25/2037 ^	7,440	6,532
Wells Fargo Mortgage-Backed Securities Trust
2.834% due 07/25/2036 ^	1,001	958
2.838% due 01/25/2035	349	351
2.979% due 04/25/2035	2,486	2,503

Total Non-Agency Mortgage-Backed Securities (Cost $94,457)		92,421

ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp. Home Equity Loan Trust
0.583% due 04/25/2036	1,178	1,043
AFC Home Equity Loan Trust
0.983% due 06/25/2028	168	145
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.348% due 01/25/2035	1,189	963
ARES CLO Ltd.
1.474% due 04/20/2023	3,313	3,297
1.911% due 10/12/2023	800	795
Babson CLO Ltd.
1.858% due 05/15/2023	1,300	1,299
Chase Funding Trust
1.173% due 10/25/2032	106	99
CIFC Funding Ltd.
1.459% due 08/14/2024	500	499
1.986% due 12/05/2024	1,000	993
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045	776	526
0.593% due 12/25/2036	240	156
4.547% due 10/25/2037	467	430
Countrywide Asset-Backed Certificates
0.573% due 08/25/2037	626	489
0.573% due 06/25/2047 ^	1,447	1,161
0.633% due 06/25/2047	704	516
0.833% due 08/25/2034	979	925
Countrywide Asset-Backed Certificates Trust
0.696% due 09/25/2046	1,480	955
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	192	164
Dryden Leveraged Loan CDO
0.861% due 04/12/2020	61	61
Dryden Senior Loan Fund
1.872% due 07/17/2023	2,500	2,496
Eaton Vance CDO PLC
0.918% due 02/22/2027	6,178	6,202
Flatiron CLO Ltd.
2.019% due 10/25/2024	3,000	2,958
2.172% due 01/15/2023	3,946	3,929
Fortress Credit Investments Ltd.
1.870% due 07/17/2023	2,669	2,655
Fraser Sullivan CLO Ltd.
1.699% due 04/20/2023	2,134	2,133
GoldenTree Loan Opportunities Ltd.
0.836% due 05/01/2022	2,346	2,320
0.876% due 05/01/2022	1,197	1,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Asset Management CLO PLC
0.836% due 08/01/2022		$469	$469
GSAMP Trust
0.573% due 06/25/2036		705	593
2.083% due 10/25/2034		175	162
HSI Asset Securitization Corp. Trust
0.763% due 02/25/2036		1,300	957
JPMorgan Mortgage Acquisition Trust
0.693% due 05/25/2037		1,400	1,098
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		900	895
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034		49	46
Morgan Stanley ABS Capital, Inc. Trust
0.513% due 09/25/2036		43	21
0.563% due 10/25/2036		185	140
0.873% due 11/25/2035		2,000	1,425
Ocean Trails CLO
0.871% due 10/12/2020		696	688
Octagon Investment Partners Ltd.
1.910% due 01/19/2025		1,700	1,679
OHA Credit Partners Ltd.
1.838% due 05/15/2023		4,362	4,341
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		888	887
Popular ABS Mortgage Pass-Through Trust
0.683% due 06/25/2047 ^		1,200	1,032
Primus CLO Ltd.
0.855% due 07/15/2021		1,855	1,823
Residential Asset Mortgage Products Trust
1.198% due 06/25/2035		766	752
Residential Asset Securities Corp. Trust
0.583% due 08/25/2036		370	342
0.703% due 04/25/2036		1,008	969
0.833% due 02/25/2036		1,080	843
SLC Student Loan Trust
0.724% due 06/15/2024		1,227	1,215
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	2,305	2,502
0.045% due 06/17/2024		4,527	4,878
Soundview Home Loan Trust
0.593% due 11/25/2036		$232	195
Specialty Underwriting & Residential Finance Trust
1.408% due 12/25/2035		656	580
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 05/25/2047		2,500	1,892
Structured Asset Securities Corp. Trust
0.893% due 09/25/2035		1,300	955
Symphony CLO LP
1.717% due 01/09/2023		583	581
Voya CLO Ltd.
0.846% due 05/01/2022		4,121	4,064
0.870% due 12/13/2020		665	662
1.922% due 10/15/2022		3,100	3,093
1.942% due 10/15/2022		500	500

Total Asset-Backed Securities (Cost $80,608)			78,651

SOVEREIGN ISSUES 1.1%
Export-Import Bank of Korea
1.374% due 01/14/2017		1,400	1,402
1.492% due 09/17/2016		8,400	8,419
Hydro-Quebec
0.962% due 09/29/2049 (e)		1,200	852

Total Sovereign Issues (Cost $10,862)			10,673

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	$0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.5%

COMMERCIAL PAPER 0.5%
ENI Finance USA, Inc.
1.280% due 06/03/2016		$4,500	4,496

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.253%) due 09/02/2016 (b)(c)	CZK	31,000	1,305

Total Czech Republic Treasury Bills (Cost $1,291)			1,305

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 13.8%
(0.152%) due 08/10/2016 (b)(c)	JPY	14,370,000	$127,737

U.S. TREASURY BILLS 0.1%
0.239% due 04/07/2016 (b)(c)(j)		$522	522

Total Short-Term Instruments (Cost $132,572)			134,060

Total Investments in Securities (Cost $1,026,780)			1,026,180

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		96,344	952

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $952)	$952

Total Investments in Affiliates (Cost $952)	952

Total Investments 110.8% (Cost $1,027,732)	1,027,132

Financial Derivative Instruments (g)(i) (0.1%) (Cost or Premiums, net $904)	(749)

Other Assets and Liabilities, net (10.7%)	(98,960)

Net Assets 100.0%	$927,423

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon bond.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(0.100)%	03/29/2016	04/05/2016		$(8,791)	$(8,790)
	0.550	03/29/2016	04/05/2016		(19,148)	(19,149)
	0.650	03/30/2016	04/06/2016		(5,326)	(5,327)
BSN	0.550	01/15/2016	04/15/2016		(965)	(966)
	0.550	02/17/2016	04/15/2016		(2,932)	(2,934)
CFR	(0.750)	01/28/2016	TBD	(1)	(1,554)	(1,552)
GRE	0.680	03/16/2016	04/08/2016		(38,976)	(38,988)
SGY	0.450	03/31/2016	04/07/2016		(20,352)	(20,352)

Total Reverse Repurchase Agreements						$(98,058)

(1)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.300%	03/28/2016	04/04/2016	$(42,557)	$(42,561)

Total Sale-Buyback Transactions					$(42,561)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(150,255) at a weighted average interest rate of 0.352%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $141,337 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(33,266)	$0	$(33,266)	$33,429	$163
BSN	0	(3,900)	0	(3,900)	3,826	(74)
CFR	0	(1,552)	0	(1,552)	1,503	(49)
GRE	0	(38,988)	0	(38,988)	39,080	92
SGY	0	(20,352)	0	(20,352)	20,353	1

Master Securities Forward Transaction Agreement
GSC	0	0	(42,561)	(42,561)	42,618	57

Total Borrowings and Other Financing Transactions	$0	$(98,058)	$(42,561)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,552)	$(1,552)
U.S. Treasury Obligations	0	(96,506)	0	0	(96,506)

Total	$0	$(96,506)	$0	$(1,552)	$(98,058)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(42,561)	0	0	(42,561)

Total	$0	$(42,561)	$0	$0	$(42,561)

Total Borrowings	$0	$(139,067)	$0	$(1,552)	$(140,619)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(140,619)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,028	$(1,474)	$0	$(13)
90-Day Eurodollar June Futures	Short	06/2017	751	(3,020)	0	(38)
E-mini S&P 500 Index June Futures	Long	06/2016	2,014	4,184	0	(295)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	21	14	6	(1)
U.S. Treasury 10-Year Note June Futures	Short	06/2016	622	(39)	0	(233)
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	77	69	0	(75)

Total Futures Contracts				$(266)	$6	$(655)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$	80,800	$(2,166)	$(1,799)	$0	$(52)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026	GBP	1,500	(6)	(16)	0	(3)

						$(2,172)	$(1,815)	$0	$(55)

Total Swap Agreements						$(2,172)	$(1,815)	$0	$(55)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $10,095 and cash of $1,241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$0	$6	$0	$(655)	$(55)	$(710)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	05/2016		EUR	2,426	$		2,699	$0	$(65)
	05/2016		NZD	175			116	0	(5)
	06/2016		JPY	3,690,000			32,660	0	(185)
	04/2017		DKK	47,682			7,121	0	(265)

BPS	06/2016		JPY	10,680,000			94,133	0	(930)
	10/2016		BRL	3,200			761	0	(84)

CBK	05/2016		GBP	7,016			10,092	14	0
	05/2016		INR	8,735			128	0	(3)
	05/2016		MXN	353			20	0	(1)
	05/2016	$		1,409		EUR	1,255	21	0
	10/2016		BRL	19,680	$		4,711	0	(484)

DUB	01/2017			2,010			476	0	(41)
	04/2017		DKK	36,960			5,510	0	(216)

GLM	05/2016		EUR	2,836			3,100	0	(131)
	05/2016	$		169		JPY	19,700	6	0
	10/2016		BRL	8,180	$		2,007	0	(153)

JPM	05/2016		CHF	8,204			8,376	0	(170)
	05/2016	$		1,440		EUR	1,297	37	0
	10/2016		BRL	75,050	$		17,511	0	(2,301)
	01/2017	$		468		BRL	2,010	50	0

MSB	10/2016		BRL	5,430	$		1,330	0	(103)
	10/2016	$		26,441		BRL	111,540	3,003	0
	04/2017		DKK	9,700	$		1,449	0	(53)

SCX	05/2016		CAD	12,475			8,943	0	(663)
	05/2016		EUR	19,841			22,082	0	(522)
	10/2016		CNH	67,411			10,325	0	(2)
	10/2016	$		10,302		CNH	68,225	149	0

SOG	09/2016		CZK	31,071	$		1,300	0	(12)

Total Forward Foreign Currency Contracts								$3,280	$(6,389)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970%	09/24/2018	$	5,800	$295	$290

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.650	03/01/2017		88,800	201	178

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016		1,046,800	1,015	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		13,700	709	684

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		15,200	417	16

								$2,637	$1,168

Total Purchased Options								$2,637	$1,168

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	1,900	$(5)	$0

BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		1,900	(3)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		1,900	(4)	0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		2,100	(4)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		3,800	(7)	0

							$(23)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	600	$(34)	$(8)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$ (66)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	29,000	$(302)	$(303)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	03/01/2017		19,300	(206)	(160)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		68,700	(731)	(718)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		15,200	(419)	(814)

								$(1,658)	$(1,995)

Total Written Options								$(1,781)	$(2,004)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	537	$24,885	EUR	54,942	$(728)
Sales	581	920,700		83,637	(7,248)
Closing Buys	(1,118)	(368,900)		(9,600)	3,659
Expirations	0	(300,385)		(118,679)	1,997
Exercised	0	(124,300)		(10,300)	539

Balance at End of Period	0	$152,000	EUR	0	$(1,781)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR	1,300	$(11)	$14	$3	$0

BPS	Volkswagen International Finance NV	1.000	12/20/2017	1.033		300	(6)	6	0	0

BRC	Volkswagen International Finance NV	1.000	12/20/2017	1.033		3,400	(70)	69	0	(1)

DUB	China Government International Bond	1.000	09/20/2016	0.311	$	1,100	12	(8)	4	0

GST	Michigan State General Obligation Notes, Series 2003	0.440	03/20/2018	0.356		1,400	0	3	3	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033	EUR	400	(8)	8	0	0

HUS	U.S. Treasury Notes	0.250	09/20/2016	0.110		12,200	(311)	321	10	0

JPM	Volkswagen International Finance NV	1.000	12/20/2017	1.033		500	(11)	10	0	(1)

							$(405)	$423	$20	$(2)

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$ 0	$2	$2	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	3	3	0

					$ 0	$5	$5	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026	EUR	22,600	$	24,498	$450	$677	$1,127	$0

								$450	$677	$1,127	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	$1	$20	$21	$0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		100	1	25	26	0

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		1,890	0	107	107	0

JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		100	1	25	26	0

							$3	$177	$180	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	101,701	3-Month USD-LIBOR plus a specified spread	04/29/2016	$388,756		$4,297	$4,297	$0
	Receive	S&P 500 Total Return Index	74,948	3-Month USD-LIBOR plus a specified spread	05/31/2016	293,291		(3,448)	0	(3,448)
	Receive	S&P 500 Total Return Index	3,193	3-Month USD-LIBOR less a specified spread	03/09/2017	11,352		1,010	1,010	0
	Receive	S&P 500 Total Return Index	1,649	3-Month USD-LIBOR plus a specified spread	09/07/2017	6,124		259	259	0

JPM	Receive	S&P 500 Total Return Index	3,564	3-Month USD-LIBOR less a specified spread	04/06/2017	13,349		452	452	0

								$2,570	$6,018	$(3,448)

Total Swap Agreements							$48	$3,852	$7,350	$(3,450)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $4,625 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$0	$0	$3	$3	$(520)	$(8)	$0	$(528)	$(525)	$421	$(104)
BPS	0	0	5,566	5,566	(1,014)	0	(3,448)	(4,462)	1,104	(1,700)	(596)
BRC	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
CBK	35	290	1,127	1,452	(488)	(304)	0	(792)	660	539	1,199
DUB	0	178	4	182	(257)	(160)	0	(417)	(235)	(140)	(375)
FBF	0	0	47	47	0	0	0	0	47	0	47
GLM	6	684	107	797	(284)	(718)	0	(1,002)	(205)	307	102
GST	0	0	5	5	0	0	0	0	5	0	5
HUS	0	0	10	10	0	0	0	0	10	0	10
JPM	87	16	481	584	(2,471)	(814)	(1)	(3,286)	(2,702)	2,339	(363)
MSB	3,003	0	0	3,003	(156)	0	0	(156)	2,847	(2,540)	307
MYC	0	0	0	0	0	0	0	0	0	(220)	(220)
SCX	149	0	0	149	(1,187)	0	0	(1,187)	(1,038)	1,018	(20)
SOG	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)

Total Over the Counter	$3,280	$1,168	$7,350	$11,798	$(6,389)	$(2,004)	$(3,450)	$(11,843)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,280	$0	$3,280
Purchased Options	0	0	0	0	1,168	1,168
Swap Agreements	0	25	6,018	1,127	180	7,350

	$0	$25	$6,018	$4,407	$1,348	$11,798

	$0	$25	$6,018	$4,407	$1,354	$11,804

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$295	$0	$360	$655
Swap Agreements	0	0	0	0	55	55

	$0	$0	$295	$0	$415	$710

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,389	$0	$6,389
Written Options	0	0	0	8	1,996	2,004
Swap Agreements	0	2	(3,448)	0	0	3,450

	$0	$2	$(3,448)	$6,397	$1,996	$11,843

	$0	$2	$(3,743)	$6,397	$2,411	$12,553

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(312)	$(312)
Written Options	0	0	46	0	246	292
Futures	0	0	(3,778)	0	(5,016)	(8,794)
Swap Agreements	0	(414)	0	0	(30,199)	(30,613)

	$0	$(414)	$(3,732)	$0	$(35,281)	$(39,427)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,915)	$0	$(7,915)
Purchased Options	0	0	0	388	3,517	3,905
Written Options	0	104	0	968	(3,332)	(2,260)
Swap Agreements	0	1,083	37,557	(270)	(1,067)	37,303

	$0	$1,187	$37,557	$(6,829)	$(882)	$31,033

	$0	$773	$33,825	$(6,829)	$(36,163)	$(8,394)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$221	$221
Written Options	0	0	0	0	208	208
Futures	0	0	3,204	0	(6,195)	(2,991)
Swap Agreements	0	0	0	0	8,053	8,053

	$0	$0	$3,204	$0	$2,287	$5,491

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,854)	$0	$(5,854)
Purchased Options	0	0	0	0	(1,397)	(1,397)
Written Options	0	13	0	(197)	(333)	(517)
Swap Agreements	0	(818)	(28,357)	2,051	124	(27,000)

	$0	$(805)	$(28,357)	$(4,000)	$(1,606)	$(34,768)

	$0	$(805)	$(25,153)	$(4,000)	$681	$(29,277)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,954	$0	$9,954
Corporate Bonds & Notes
Banking & Finance	0	305,712	0	305,712
Industrials	0	90,017	0	90,017
Utilities	0	34,993	0	34,993
U.S. Government Agencies	0	58,759	2,301	61,060
U.S. Treasury Obligations	0	208,639	0	208,639
Non-Agency Mortgage-Backed Securities	0	92,028	393	92,421
Asset-Backed Securities	0	78,651	0	78,651
Sovereign Issues	0	10,673	0	10,673
Short-Term Instruments
Commercial Paper	0	4,496	0	4,496
Czech Republic Treasury Bills	0	1,305	0	1,305
Japan Treasury Bills	0	127,737	0	127,737
U.S. Treasury Bills	0	522	0	522
	$0	$1,023,486	$2,694	$1,026,180

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$952	$0	$0	$952

Total Investments	$952	$1,023,486	$2,694	$1,027,132

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	0	0	6
Over the counter	0	11,798	0	11,798
	$6	$11,798	$0	$11,804

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(655)	(55)	0	(710)
Over the counter	0	(11,843)	0	(11,843)
	$(655)	$(11,898)	$0	$(12,553)

Totals	$303	$1,023,386	$2,694	$1,026,383

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.7%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,100	$1,096
Charter Communications Operating LLC
3.500% due 01/24/2023		900	902
Chrysler Group LLC
3.500% due 05/24/2017		1,038	1,039
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		394	391

Total Bank Loan Obligations (Cost $3,418)			3,428

CORPORATE BONDS & NOTES 19.6%

BANKING & FINANCE 14.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	303
Ally Financial, Inc.
6.250% due 12/01/2017		700	732
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		2,039	2,065
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,647
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)		1,000	1,056
9.000% due 05/09/2018 (e)		$200	206
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,012
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^	EUR	300	84
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		2,400	2,693
Bank of America Corp.
0.947% due 08/15/2016		$100	100
1.239% due 08/25/2017		5,500	5,480
2.650% due 04/01/2019		11,900	12,120
4.125% due 01/22/2024		2,300	2,441
5.000% due 05/13/2021		200	222
5.700% due 01/24/2022		100	115
5.750% due 12/01/2017		1,200	1,276
Bank of America N.A.
5.300% due 03/15/2017		3,550	3,675
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,292
7.750% due 04/10/2023		600	631
14.000% due 06/15/2019 (e)	GBP	8,200	14,916
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	809
BBVA Bancomer S.A.
6.750% due 09/30/2022		$6,400	7,119
7.250% due 04/22/2020		500	558
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,498
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	388
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,195
Citigroup, Inc.
0.906% due 06/09/2016		$10,600	10,594
5.950% due 05/15/2025 (e)		1,200	1,156
Credit Agricole S.A.
1.177% due 06/12/2017		8,600	8,584
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,700	2,702
2.375% due 01/16/2018		600	603
3.157% due 08/04/2020		1,500	1,532
4.207% due 04/15/2016		1,100	1,101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
2.400% due 04/10/2018		$10,300	$10,304
2.750% due 05/15/2016		1,950	1,954
4.750% due 08/15/2017		1,600	1,652
HSBC Holdings PLC
3.400% due 03/08/2021		700	715
4.250% due 08/18/2025		1,700	1,682
4.300% due 03/08/2026		600	620
HSBC USA, Inc.
1.390% due 08/07/2018		900	894
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,337
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	949
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,100	3,292
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,311
Morgan Stanley
1.899% due 04/25/2018		6,000	6,040
3.875% due 04/29/2024		2,300	2,418
4.000% due 07/23/2025		1,500	1,572
MUFG Union Bank N.A.
1.021% due 05/05/2017		3,400	3,384
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	224
Navient Corp.
8.450% due 06/15/2018		$7,000	7,525
Novo Banco S.A.
5.000% due 04/23/2019	EUR	6,700	5,862
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	9,000	1,374
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$500	518
Rabobank Group
6.875% due 03/19/2020	EUR	8,000	10,764
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$700	766
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,000	2,119
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,202
Swedbank Hypotek AB
1.375% due 03/28/2018		8,500	8,503
UBS AG
5.125% due 05/15/2024		1,400	1,423
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	402
4.125% due 09/24/2025		500	502
Wells Fargo & Co.
2.600% due 07/22/2020		200	205

			178,418

INDUSTRIALS 2.6%
AbbVie, Inc.
1.800% due 05/14/2018		600	604
2.500% due 05/14/2020		300	306
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		200	208
4.700% due 05/14/2045		100	107
Actavis Funding SCS
1.887% due 03/12/2020		1,200	1,196
3.800% due 03/15/2025		1,200	1,251
Altice Financing S.A.
6.625% due 02/15/2023		2,800	2,821

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice Luxembourg S.A.
7.625% due 02/15/2025		$1,200	$1,152
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,000	1,029
3.650% due 02/01/2026		1,400	1,474
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,592
CCO Safari LLC
3.579% due 07/23/2020		200	205
4.464% due 07/23/2022		400	420
4.908% due 07/23/2025		800	845
6.384% due 10/23/2035		200	221
6.484% due 10/23/2045		300	335
6.834% due 10/23/2055		100	108
CVS Health Corp.
2.800% due 07/20/2020		200	208
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		900	973
4.875% due 07/20/2035		200	224
5.125% due 07/20/2045		400	465
HCA, Inc.
3.750% due 03/15/2019		5,100	5,237
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301
2.000% due 07/02/2018		300	303
2.800% due 07/02/2020		200	205
3.500% due 07/15/2022		100	105
3.950% due 07/15/2025		100	107
5.000% due 07/15/2035		100	111
5.200% due 07/15/2045		100	112
QUALCOMM, Inc.
4.650% due 05/20/2035		300	309
4.800% due 05/20/2045		300	298
Rohm & Haas Co.
6.000% due 09/15/2017		115	122
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,400	2,304
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	2,835	3,469
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,722

			31,870

UTILITIES 2.6%
AT&T, Inc.
1.559% due 06/30/2020		700	693
2.450% due 06/30/2020		200	202
3.000% due 06/30/2022		900	915
3.400% due 05/15/2025		3,300	3,314
4.500% due 05/15/2035		100	99
4.750% due 05/15/2046		200	196
Petrobras Global Finance BV
2.000% due 05/20/2016		6,900	6,892
2.762% due 01/15/2019		400	326
3.002% due 03/17/2017		1,500	1,451
3.250% due 04/01/2019	EUR	500	481
3.522% due 03/17/2020		$800	618
4.375% due 05/20/2023		300	220
4.875% due 03/17/2020		100	83
5.375% due 01/27/2021		100	82
5.750% due 01/20/2020		300	259
6.250% due 12/14/2026	GBP	600	602
6.850% due 06/05/2115		$3,100	2,146
Verizon Communications, Inc.
2.382% due 09/14/2018		3,400	3,479
2.500% due 09/15/2016		1,783	1,797
3.000% due 11/01/2021		1,900	1,978

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/01/2024	$2,100	$2,208
3.650% due 09/14/2018	600	632
4.400% due 11/01/2034	3,200	3,246
5.150% due 09/15/2023	300	347

		32,266

Total Corporate Bonds & Notes (Cost $244,404)		242,554

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	147
6.918% due 04/01/2040	1,100	1,560
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	131
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	560

		2,398

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	358
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	512
7.750% due 01/01/2042	800	798
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	246

		1,914

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	567

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	149

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,440

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,253

		1,367

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	$1,000	$1,522

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	525	471

Total Municipal Bonds & Notes (Cost $8,045)		10,052

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.493% due 12/25/2036	43	42
0.783% due 07/25/2037 - 03/25/2044	247	247
0.813% due 07/25/2037	101	102
0.833% due 09/25/2035	166	166
0.843% due 09/25/2035	296	296
1.153% due 06/25/2037	421	426
1.163% due 06/25/2040	655	664
1.183% due 01/25/2040	1,099	1,114
1.522% due 07/01/2044	23	24
2.310% due 08/01/2022	100	103
2.385% due 08/01/2033	22	23
2.455% due 09/01/2033 - 05/25/2035	71	75
2.779% due 01/01/2036	56	60
2.960% due 05/01/2022	3,965	4,189
2.993% due 06/01/2033	171	180
3.005% due 05/01/2036	2	2
3.155% due 05/01/2022	1,053	1,122
3.750% due 07/25/2042	4,784	5,252
4.326% due 12/01/2036	13	14
4.515% due 07/01/2019	1,084	1,178
4.631% due 09/01/2034	9	10
5.000% due 04/25/2033 - 04/01/2038	37	40
5.500% due 03/01/2034 - 07/01/2035	164	185
6.000% due 08/01/2036 - 02/01/2038	227	259
6.500% due 10/01/2035 - 10/01/2036	200	229
Fannie Mae, TBA
3.000% due 05/01/2046	3,200	3,277
3.500% due 04/01/2046	10,700	11,222
4.000% due 04/01/2046	33,300	35,592
4.500% due 06/01/2046	10,000	10,856
5.000% due 04/01/2046	5,000	5,533
5.500% due 05/01/2046	4,000	4,481
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	344	344
Freddie Mac
1.006% due 06/15/2041	190	192
1.136% due 08/15/2037	240	244
1.146% due 10/15/2037	50	51
1.156% due 05/15/2037 - 09/15/2037	279	281
1.522% due 02/25/2045	24	25
2.375% due 02/01/2024	5	5
2.961% due 03/01/2034	118	123
4.500% due 03/01/2029	82	89
5.500% due 08/15/2030 - 07/01/2038	67	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac, TBA
5.000% due 05/12/2046	$1,000	$1,098
Ginnie Mae
1.750% due 03/20/2027	1	1
5.000% due 04/15/2036 - 09/15/2039	3,177	3,529
8.000% due 02/15/2030	1	1
Ginnie Mae, TBA
3.500% due 04/01/2046	10,000	10,555
4.000% due 04/01/2046	3,000	3,209
Small Business Administration
5.520% due 06/01/2024	177	194

Total U.S. Government Agencies (Cost $105,881)		106,979

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Bonds
2.500% due 02/15/2046	14,400	14,043
2.875% due 08/15/2045	11,400	11,995
3.000% due 11/15/2044	1,550	1,673
3.125% due 08/15/2044	8,000	8,855
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)	7,746	7,871
0.125% due 07/15/2022 (h)	40,280	41,036
0.125% due 07/15/2024 (h)	3,791	3,810
0.250% due 01/15/2025	34,757	35,091
0.375% due 07/15/2023 (h)	11,829	12,201
0.750% due 02/15/2045	6,640	6,442
1.125% due 01/15/2021 (h)	975	1,043
1.750% due 01/15/2028	4,523	5,252
2.000% due 01/15/2026 (h)	3,342	3,918
2.375% due 01/15/2027	15,154	18,536
2.500% due 01/15/2029	3,972	4,998
3.625% due 04/15/2028	146	202
U.S. Treasury Notes
1.875% due 08/31/2022 (f)	66,400	67,976
2.000% due 07/31/2022 (h)(j)	26,200	27,030
2.000% due 08/15/2025	18,150	18,508
2.125% due 09/30/2021 (h)(j)	2,200	2,291
2.125% due 05/15/2025 (h)	26,300	27,130
2.375% due 08/15/2024 (h)(j)	14,000	14,753

Total U.S. Treasury Obligations (Cost $326,553)		334,654

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Investment Trust
2.881% due 02/25/2045	83	83
Banc of America Funding Trust
2.826% due 05/25/2035	93	95
3.023% due 01/20/2047 ^	150	126
BCRR Trust
5.858% due 07/17/2040	345	347
Bear Stearns Adjustable Rate Mortgage Trust
2.777% due 01/25/2034	2	1
2.801% due 04/25/2033	1	1
2.880% due 01/25/2034	46	46
Bear Stearns ALT-A Trust
0.773% due 08/25/2036 ^	3,023	2,421
2.792% due 09/25/2035	94	78
3.006% due 05/25/2035	417	401
ChaseFlex Trust
0.733% due 07/25/2037	783	581
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018	13	13
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035	36	36

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.553% due 06/25/2036		$4,652	$4,027
0.613% due 05/25/2047		447	353
0.642% due 03/20/2046		7,841	5,714
1.911% due 08/25/2035		13,702	11,514
6.000% due 10/25/2033		17	18
6.000% due 12/25/2034		7,822	7,701
6.000% due 12/25/2035 ^		6,149	5,908
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^		62	58
2.757% due 02/20/2035		281	279
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		77	78
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,187	3,215
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		1,545	1,506
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		104	92
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	260	209
GSR Mortgage Loan Trust
2.277% due 06/25/2034		$71	69
2.805% due 11/25/2035 ^		313	282
2.849% due 11/25/2035		100	96
6.000% due 03/25/2037 ^		50	47
HarborView Mortgage Loan Trust
0.652% due 05/19/2035		2,120	1,748
Impac CMB Trust
1.433% due 07/25/2033		29	27
IndyMac Mortgage Loan Trust
0.623% due 09/25/2046		475	389
1.053% due 06/25/2034		467	437
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,172	1,196
5.439% due 01/15/2049		4,007	4,097
JPMorgan Mortgage Trust
2.621% due 11/25/2035		215	203
2.716% due 08/25/2034		1,269	1,274
2.824% due 07/25/2035		1,550	1,546
5.750% due 01/25/2036 ^		51	44
LB Commercial Mortgage Trust
5.852% due 07/15/2044		4,430	4,593
Leek Finance PLC
0.843% due 12/21/2038		1,344	1,412
0.868% due 12/21/2037	GBP	52	80
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036		$105	96
0.683% due 11/25/2035		63	57
2.381% due 12/25/2032		3	3
2.644% due 02/25/2035		1,447	1,445
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	204
Morgan Stanley Capital Trust
5.439% due 02/12/2044		184	184
5.610% due 04/15/2049		67	67
Prime Mortgage Trust
0.833% due 02/25/2034		14	13
Residential Accredit Loans, Inc. Trust
0.603% due 01/25/2037		3,800	2,921
0.618% due 08/25/2036		1,106	877
5.500% due 01/25/2035 ^		1,659	1,659
Structured Adjustable Rate Mortgage Loan Trust
2.707% due 08/25/2035		92	85
Structured Asset Mortgage Investments Trust
0.682% due 07/19/2035		474	452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
2.394% due 06/25/2047 ^	$765	$685
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 10/25/2045	46	42
1.351% due 02/25/2046	175	159
1.551% due 11/25/2042	24	22
1.717% due 08/25/2042	15	14
1.914% due 02/27/2034	46	45
2.402% due 07/25/2037	15,156	13,596
Washington Mutual Mortgage Pass-Through Certificates Trust
1.181% due 11/25/2046	13,097	8,986
Wells Fargo Mortgage-Backed Securities Trust
2.834% due 07/25/2036 ^	1,129	1,081
2.837% due 03/25/2036	164	162
2.838% due 01/25/2035	126	127

Total Non-Agency Mortgage-Backed Securities (Cost $95,700)		95,423

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust
0.563% due 12/25/2036	7,552	4,535
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	18	16
Argent Securities Trust
0.703% due 05/25/2036	7,268	2,443
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 02/25/2036	1,904	1,238
Asset-Backed Securities Corp. Home Equity Loan Trust
1.393% due 07/25/2035	300	272
Bear Stearns Asset-Backed Securities Trust
1.383% due 10/25/2037	3,252	2,612
2.177% due 10/25/2036	426	294
Citigroup Mortgage Loan Trust, Inc.
0.573% due 05/25/2037	53	53
0.693% due 03/25/2037	2,120	1,611
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^	3,041	2,721
0.573% due 02/25/2037	1,193	1,165
0.573% due 05/25/2037	7,147	5,827
0.573% due 07/25/2037 ^	12,862	11,320
0.573% due 06/25/2047 ^	1,845	1,480
0.583% due 04/25/2047	817	767
0.673% due 12/25/2031 ^	42	31
5.352% due 04/25/2047 ^	1,982	2,227
Countrywide Asset-Backed Certificates Trust
0.583% due 02/25/2037	1,228	1,190
0.593% due 03/25/2037	1,165	1,081
0.786% due 05/25/2036	8,461	8,237
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	10	8
Credit-Based Asset Servicing and Securitization LLC
0.683% due 07/25/2036	2,000	1,386
Fremont Home Loan Trust
0.493% due 01/25/2037	10	5
Hillmark Funding Ltd.
0.868% due 05/21/2021	439	430
JPMorgan Mortgage Acquisition Trust
0.568% due 07/25/2036	2,118	1,433
0.643% due 03/25/2037	5,048	4,613
LCM LP
1.581% due 04/15/2022	5,245	5,209
Long Beach Mortgage Loan Trust
0.813% due 08/25/2045	10,061	9,290
0.993% due 10/25/2034	12	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 02/25/2037		$5,006	$3,483
0.583% due 06/25/2036		2,849	1,756
0.613% due 02/25/2037		1,951	839
0.648% due 03/25/2037		12,866	5,864
0.663% due 09/25/2036		1,139	576
RAAC Trust
0.913% due 03/25/2037		1,579	1,526
Residential Asset Securities Corp. Trust
0.873% due 12/25/2035		10,019	7,124
0.903% due 11/25/2035		13,000	9,310
Securitized Asset-Backed Receivables LLC Trust
0.523% due 05/25/2037		18,563	10,691
0.683% due 05/25/2036		4,072	2,256
SLM Private Education Loan Trust
3.686% due 05/16/2044		179	184
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	680	738
SpringCastle America Funding LLC
2.700% due 05/25/2023		$3,186	3,174
Structured Asset Investment Loan Trust
0.583% due 09/25/2036		2,611	2,106
Structured Asset Securities Corp. Mortgage Loan Trust
0.753% due 05/25/2037		1,236	1,125
0.773% due 02/25/2036		2,618	2,338
1.083% due 04/25/2031		4,830	3,778
Wood Street CLO BV
0.231% due 11/22/2021	EUR	62	70

Total Asset-Backed Securities (Cost $128,624)			128,444

SOVEREIGN ISSUES 6.0%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		600	643
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	26,100	7,023
0.000% due 10/01/2016 (c)		152,300	39,636
0.000% due 01/01/2017 (c)		3,290	830
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,742
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,400
Mexico Government International Bond
4.750% due 06/14/2018	MXN	26,700	1,555
Province of Ontario
1.100% due 10/25/2017		$300	301
1.650% due 09/27/2019		900	903
5.500% due 06/02/2018	CAD	100	84
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,784
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,200	779
3.800% due 08/08/2017	JPY	230,000	1,852
4.750% due 04/17/2019	EUR	2,300	2,337
Slovenia Government International Bond
4.750% due 05/10/2018		$2,600	2,753
Spain Government International Bond
2.900% due 10/31/2046	EUR	2,000	2,393

Total Sovereign Issues (Cost $71,568)			74,015

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	40,000	$0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
6.988% due 10/30/2040	65,000	1,709

Total Preferred Securities (Cost $1,730)		1,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016	$2,500	$2,498

SHORT-TERM NOTES 0.1%
Kansas City Southern Co.
1.321% due 10/28/2016	600	595

U.S. TREASURY BILLS 0.9%
0.272% due 04/07/2016 - 04/21/2016 (b)(c)(j)	11,477	11,477

Total Short-Term Instruments (Cost $14,575)		14,570

Total Investments in Securities (Cost $1,000,498)		1,011,828

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 25.5%

SHORT-TERM INSTRUMENTS 25.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.5%
PIMCO Short-Term Floating NAV Portfolio III	32,014,619	$316,336

Total Short-Term Instruments (Cost $316,217)		316,336

Total Investments in Affiliates (Cost $316,217)		316,336

Total Investments 107.2% (Cost $1,316,715)		$1,328,164

Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(6,519))		4,824

Other Assets and Liabilities, net (7.6%)		(94,565)

Net Assets 100.0%		$1,238,423

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOM	0.570%	01/15/2016	04/15/2016	$(13,316)	$(13,332)

Total Reverse Repurchase Agreements					$(13,332)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(20,884) at a weighted average interest rate of 0.164%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$3,100	$(3,171)	$(3,181)
Fannie Mae, TBA	3.500	04/01/2046	23,400	(24,415)	(24,542)
Fannie Mae, TBA	4.000	04/01/2046	36,100	(38,509)	(38,585)

Total Short Sales				$(66,095)	$(66,308)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $13,513 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BOM	$0	$(13,332)	$0	$(13,332)	$13,513	$181

Total Borrowings and Other Financing Transactions	$0	$(13,332)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(13,332)	$0	$0	$(13,332)

Total Borrowings	$0	$(13,332)	$0	$0	$(13,332)

Gross amount of recognized liabilities for reverse repurchase agreements					$(13,332)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June Futures	$106.000	05/20/2016	181	$2	$0
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.000	05/20/2016	1,658	14	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/20/2016	1,401	12	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	1,508	13	24

				$41	$36

Total Purchased Options				$41	$36

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,625	$(122)	$0	$(20)
90-Day Eurodollar June Futures	Short	06/2016	33	10	0	0
90-Day Eurodollar September Futures	Short	09/2016	5	1	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	17	10	12	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	9	(1)	1	0
E-mini S&P 500 Index June Futures	Long	06/2016	2,972	8,129	0	(550)
Euro-Bobl June Futures	Long	06/2016	337	(169)	0	(27)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	539	(1,606)	12	(159)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	156	(87)	11	(48)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	9	3	0	0
U.S. Treasury 2-Year Note June Futures	Long	06/2016	181	10	14	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	2,736	281	598	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	2,839	(1,243)	1,064	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	17	15	0	(17)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	142	(165)	151	0
United Kingdom Long Gilt June Futures	Short	06/2016	108	(63)	50	(56)

Total Futures Contracts				$5,003	$1,913	$(877)

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$39,303	$2,106	$(182)	$50	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	15,900	483	544	26	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	36,200	186	(322)	0	(4)
CDX.IG-24 5-Year Index	1.000	06/20/2020	58,800	332	(672)	0	(1)
CDX.IG-25 5-Year Index	1.000	12/20/2020	215,700	1,152	89	0	(13)

				$4,259	$(543)	$76	$(18)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	453,800	$806	$671	$90	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		730,600	(19,586)	(16,270)	0	(473)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		107,700	4,785	2,632	181	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		446,500	(28,136)	(20,217)	0	(1,171)
Pay	3-Month USD-LIBOR *	2.000	06/15/2023		41,100	1,505	253	107	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		31,900	(2,150)	(1,699)	0	(116)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		120,700	(6,239)	(6,756)	0	(455)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		87,600	(12,679)	(9,244)	0	(619)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		16,800	(1,258)	72	0	(116)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	60,700	845	502	0	(106)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,600	(82)	(34)	1	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(226)	(132)	0	(9)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(1,231)	(612)	0	(34)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		14,500	(53)	(153)	0	(27)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		4,100	(133)	(64)	0	(27)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	3,290,000	(416)	(22)	86	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,400	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		114,400	51	(67)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	18	(20)	0	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	55	80	6	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	23	33	2	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		29,600	17	14	3	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	8	(13)	2	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		20,800	(6)	(8)	1	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	21	38	1	0

						$(64,059)	$(51,020)	$480	$(3,153)

Total Swap Agreements						$(59,800)	$(51,563)	$556	$(3,171)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $59,373 and cash of $5,102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$36	$1,913	$556	$2,505	$0	$(877)	$(3,171)	$(4,048)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	05/2016		BRL	41,096	$		11,718	$380	$0
	05/2016		TWD	268,468			8,034	0	(318)
	05/2016	$		2,872		CNH	18,720	18	0
	06/2016		EUR	11,782	$		16,131	2,695	0
	06/2016	$		12,916		EUR	11,782	628	(107)
	08/2016		CNH	28,703	$		4,232	0	(180)
	08/2016	$		5,309		CNH	35,081	84	0

BPS	04/2016		BRL	69,850	$		18,980	72	(518)
	04/2016	$		19,627		BRL	69,850	0	(201)
	05/2016		MXN	311,690	$		17,696	0	(270)
	08/2016		CNH	43,672			6,600	0	(113)
	08/2016	$		3,313		CNH	21,733	28	0
	10/2016		BRL	7,000	$		1,665	0	(183)

BRC	05/2016	$		16,699		MXN	297,590	454	0
	05/2016			1,664		TWD	54,621	35	0
	06/2016		EUR	2,227	$		3,062	521	0
	10/2016	$		5,893		CNH	39,842	210	0

CBK	04/2016		BRL	45,000	$		12,644	129	0
	04/2016		EUR	3,796			4,216	0	(103)
	04/2016		JPY	1,567,000			13,913	0	(11)
	04/2016	$		12,323		BRL	45,000	192	0
	04/2016			1,811		EUR	1,626	39	0
	07/2016		BRL	23,249	$		6,046	0	(258)
	10/2016			51,240			12,541	0	(985)

DUB	04/2016			45,000			12,458	0	(57)
	04/2016	$		12,254		BRL	45,000	327	(66)
	05/2016			12,377			45,000	39	0
	06/2016		EUR	1,889	$		2,387	280	(47)
	06/2016	$		2,553		EUR	1,889	0	(399)
	10/2016			3,266		CNH	22,054	112	0
	01/2017		BRL	3,290	$		780	0	(68)

GLM	04/2016			229,051			64,360	658	0
	04/2016	$		57,586		BRL	229,050	6,116	0
	04/2016			21,153		GBP	14,813	122	0
	05/2016		AUD	15,767	$		11,959	0	(106)
	05/2016		GBP	14,813			21,155	0	(122)
	05/2016	$		11,865		AUD	15,663	120	0
	05/2016			7,354		MXN	128,574	57	0
	07/2016		BRL	60,582	$		16,906	478	0
	10/2016			13,400			3,287	0	(250)

HUS	04/2016			34,909			9,205	0	(503)
	04/2016	$		9,809		BRL	34,909	0	(100)
	04/2016			140		CNH	913	1	0
	04/2016			4,020		JPY	452,452	0	0
	05/2016		HKD	1,209	$		155	0	(1)
	05/2016		JPY	452,452			4,023	0	(1)
	05/2016	$		3,062		TWD	100,541	66	0
	08/2016		CNH	65,667	$		9,927	0	(167)

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	08/2016	$		7,965		CNH	52,445	$96	$0
	10/2016			26,449			173,040	77	(18)
	01/2021		BRL	1,770	$		273	0	(51)

JPM	04/2016			146,181			40,022	0	(633)
	04/2016		DKK	9,563			1,411	0	(49)
	04/2016		JPY	1,387,200			12,468	142	0
	04/2016	$		41,075		BRL	146,181	0	(420)
	04/2016			1,111		GBP	774	1	0
	05/2016		BRL	56,167	$		15,934	437	0
	05/2016	$		39,746		BRL	146,181	586	0
	05/2016			3,015		CNH	19,658	20	0
	05/2016			1,289		TWD	42,337	28	0
	10/2016		BRL	71,750	$		16,898	0	(2,043)
	10/2016	$		3,254		CNH	21,997	116	0

MSB	04/2016		EUR	40,891	$		44,872	0	(1,658)
	05/2016		BRL	13,800			3,916	109	0
	05/2016		EUR	1,401			1,587	0	(8)
	05/2016		ZAR	1,447			100	3	0
	06/2016		EUR	3,127			4,301	735	0
	06/2016	$		3,402		EUR	3,127	164	0
	10/2016		BRL	8,910	$		2,183	0	(169)

NAB	04/2016		JPY	380,552			3,401	19	0
	06/2016		EUR	6,803			9,341	1,582	0
	06/2016	$		3,650		EUR	3,367	192	0
	07/2016		EUR	8,443	$		11,454	1,811	0
	07/2016	$		9,281		EUR	8,443	362	0

SCX	04/2016		GBP	15,587	$		21,694	0	(692)
	04/2016	$		372		CNH	2,423	3	0
	04/2016			25,813		JPY	2,882,300	1	(204)
	05/2016			6,018		CNH	39,243	41	0
	05/2016			5,707		TWD	187,200	117	0
	08/2016		CNH	32,097	$		4,850	0	(84)
	08/2016	$		2,152		CNH	14,173	27	0
	10/2016		CNH	468,798	$		71,583	0	(231)
	10/2016	$		2,506		CNH	16,938	89	0
	02/2017		CNH	107,844	$		15,575	0	(826)

SOG	04/2016	$		893		CNH	5,817	7	0
	04/2016			520		TWD	17,066	11	0
	08/2016		CNH	11,240	$		1,700	0	(28)
	08/2016	$		882		CNH	5,781	6	0
	10/2016			3,728			25,171	128	0

UAG	04/2016			48,221		EUR	43,061	778	0
	05/2016		EUR	42,165	$		47,257	0	(764)
	05/2016		TWD	133,572			3,991	0	(165)
	05/2016	$		2,811		CNH	18,314	16	0
	08/2016		CNH	9,406	$		1,423	0	(23)
	01/2017			28,703			4,178	0	(198)
	02/2017	$		2,678		CNH	17,760	23	0

Total Forward Foreign Currency Contracts								$21,588	$(13,398)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC CDX.IG-25 5-Year Index	Buy	2.600%	04/20/2016	$ 102,000	$10	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$ 6,400	$65	$1
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017	300	12	24

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	19,000	198	4

CBK	Call - OTC USD versus JPY		147.500	04/26/2016	48,146	5	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	9,300	$364	$302

SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017	$	6,600	277	631

							$921	$962

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	82,000	$29	$8
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		60,200	115	85
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,600	590	579

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		71,200	242	334
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	1,153

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		82,100	295	385
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		10,800	296	11

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	756

								$3,503	$3,311

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	82.500	04/06/2016	$	24,500	$1	$0

FBF	Call - OTC Fannie Mae 3.500% due 04/01/2046		120.000	04/06/2016		15,000	1	0

JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046		71.000	04/06/2016		62,700	2	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046		124.000	04/06/2016		51,000	2	0

							$6	$0

Total Purchased Options							$4,440	$4,273

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$	1,500	$(3)	$(1)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		1,400	(3)	0

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		2,000	(5)	0

							$(11)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	5,100	$(27)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		5,100	(33)	(3)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	6,400	(17)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		10,400	(570)	(431)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(5)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	16,200	(99)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		16,200	(99)	(9)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	19,000	(52)	0

DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,540	(327)	(132)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,540	(378)	(630)

FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,494	(213)	(176)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,494	(191)	(213)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	7,640	(968)	(397)
	Put - OTC USD versus BRL		5.000	10/19/2017		7,640	(1,153)	(1,894)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,922	(156)	(88)

GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	9,300	(297)	(106)
	Put - OTC EUR versus MXN		18.900	03/21/2017		8,184	(332)	(263)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,184	(268)	(317)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	17,607	(216)	(991)

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,200	$(340)	$(405)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	17,607	(446)	(4)

SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	5,000	(355)	(390)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	6,600	(285)	(105)

							$(6,834)	$(6,559)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	1,100	$(10)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		400	(5)	0

							$(15)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	1,500	$(5)	$(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		1,500	(7)	(3)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	57,800	(601)	(604)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		12,800	(115)	(148)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		115,400	(1,229)	(1,205)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		18,100	(60)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		3,400	(57)	(64)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		11,600	(186)	(223)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,800	(11)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,800	(10)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	5,800	(100)	(109)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		11,500	(195)	(221)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		10,800	(298)	(579)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		77,100	(816)	(829)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,200	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,200	(9)	(4)

								$(3,706)	$(4,025)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount		Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$	377	$0	$6

Total Written Options						$(10,566)	$(10,579)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	507	$976,662	AUD	27,600	CAD	0	EUR	70,025	$(8,439)
Sales	1,775	1,184,625		77,474		38,932		484,714	(20,236)
Closing Buys	(2,282)	(623,084)		(27,600)		(19,466)		(192,348)	9,639
Expirations	0	(892,152)		(32,643)		(19,466)		(189,169)	5,679
Exercised	0	(213,778)		(44,831)		0		(70,766)	2,791

Balance at End of Period	0	$432,273	AUD	0	CAD	0	EUR	102,456	$(10,566)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Korea Government International Bond	1.000%	09/20/2022	0.757%	$	700	$10	$1	$11	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,500	(11)	15	4	0

BPS	Korea Government International Bond	1.000	09/20/2022	0.757	$	300	5	0	5	0
	Volkswagen International Finance NV	1.000	06/20/2016	0.737	EUR	600	(2)	3	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		600	(8)	10	2	0

BRC	Brazil Government International Bond	1.000	06/20/2016	0.596	$	900	(1)	2	1	0

DUB	Brazil Government International Bond	1.000	06/20/2016	0.596		400	(1)	1	0	0
	Export-Import Bank of China	1.000	06/20/2017	0.397		100	(4)	5	1	0
	Mexico Government International Bond	1.000	06/20/2016	0.289		1,900	5	(1)	4	0
	Spain Government International Bond	1.000	06/20/2019	0.620		7,500	0	93	93	0

FBF	Brazil Government International Bond	1.000	06/20/2016	0.596		1,700	(2)	4	2	0
	Dell, Inc.	1.000	12/20/2019	3.627		5,000	(244)	(206)	0	(450)

GST	Mexico Government International Bond	1.000	06/20/2016	0.289		3,600	(122)	129	7	0
	Spain Government International Bond	1.000	06/20/2019	0.620		3,400	2	40	42	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	500	(7)	8	1	0

HUS	Brazil Government International Bond	1.000	06/20/2016	0.596	$	5,300	(142)	148	6	0

JPM	Spain Government International Bond	1.000	06/20/2019	0.620		4,000	(2)	51	49	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

MYC	Korea Government International Bond	1.000	09/20/2022	0.757	$	100	1	0	1	0
	Spain Government International Bond	1.000	06/20/2019	0.620		1,500	3	15	18	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	200	(2)	3	1	0

							$(523)	$322	$249	$(450)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$767	$(152)	$7	$0	$(145)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(6)	74	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	94	(8)	86	0

GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	3	3	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	6	6	0

					$22	$2	$169	$(145)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	15,500	$18	$(216)	$0	$(198)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		44,500	117	(507)	0	(390)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	(155)	0	(165)

BPS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	55,000	(4)	(814)	0	(818)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		45,500	4	(477)	0	(473)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	9,200	(1)	(159)	0	(160)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	23	23	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,910	(3)	115	112	0

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	15.500%	01/02/2018	BRL	1	$0	$0	$0	$0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,900	(1)	(59)	0	(60)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,900	(3)	(320)	0	(323)

DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,193	(3)	131	128	0
	Pay	1-Year BRL-CDI	12.600	01/04/2021	BRL	36,600	1	(382)	0	(381)

FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	9	10	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	25,300	(3)	(213)	0	(216)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,460	0	196	196	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	26,700	9	(243)	0	(234)
	Receive	1-Year BRL-CDI	14.250	01/04/2021		77,400	0	(280)	0	(280)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,900	(52)	(262)	0	(314)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,400	(2)	(319)	0	(321)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		31,800	(3)	(942)	0	(945)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	1	0	0

HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	5,100	4	(69)	0	(65)

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	23	24	0

MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,370	(2)	82	80	0

							$67	$(4,837)	$573	$(5,343)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	70,954	3-Month USD-LIBOR plus a specified spread	04/29/2016	$271,224		$2,998	$2,998	$0
	Receive	S&P 500 Total Return Index	103,567	3-Month USD-LIBOR plus a specified spread	05/31/2016	405,285		(4,765)	0	(4,765)
	Receive	S&P 500 Total Return Index	15,112	3-Month USD-LIBOR less a specified spread	03/09/2017	53,726		4,778	4,778	0
	Receive	S&P 500 Total Return Index	14,578	3-Month USD-LIBOR plus a specified spread	09/07/2017	54,139		2,293	2,293	0

JPM	Receive	S&P 500 Total Return Index	37,293	3-Month USD-LIBOR less a specified spread	04/06/2017	140,286		4,126	4,126	0

								$9,430	$14,195	$(4,765)

Total Swap Agreements							$(434)	$4,917	$15,186	$(10,703)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $9,339 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$3,805	$25	$89	$3,919	$(605)	$(439)	$(898)	$(1,942)	$1,977	$(2,250)	$(273)
BPS	100	4	10,077	10,181	(1,285)	(17)	(6,216)	(7,518)	2,663	(4,390)	(1,727)
BRC	1,220	0	1	1,221	0	(1)	0	(1)	1,220	(1,091)	129
CBK	360	672	221	1,253	(1,357)	(752)	(383)	(2,492)	(1,239)	1,221	(18)
DUB	758	0	226	984	(637)	(762)	(381)	(1,780)	(796)	552	(244)
FBF	0	0	12	12	0	(2,768)	(666)	(3,434)	(3,422)	3,457	35
GLM	7,551	1,789	196	9,536	(478)	(3,189)	(2,094)	(5,761)	3,775	(2,890)	885
GST	0	0	53	53	0	0	0	0	53	0	53
HUS	240	0	6	246	(841)	(409)	(65)	(1,315)	(1,069)	1,004	(65)
JPM	1,330	396	4,205	5,931	(3,145)	(903)	0	(4,048)	1,883	(2,713)	(830)
MSB	1,011	0	0	1,011	(1,835)	0	0	(1,835)	(824)	691	(133)
MYC	0	756	100	856	0	(844)	0	(844)	12	(123)	(111)
NAB	3,966	0	0	3,966	0	0	0	0	3,966	(3,960)	6
SCX	278	0	0	278	(2,037)	0	0	(2,037)	(1,759)	1,659	(100)
SOG	152	631	0	783	(28)	(495)	0	(523)	260	0	260
UAG	817	0	0	817	(1,150)	0	0	(1,150)	(333)	485	152

Total Over the Counter	$21,588	$4,273	$15,186	$41,047	$(13,398)	$(10,579)	$(10,703)	$(34,680)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$36	$36
Futures	0	0	0	0	1,913	1,913
Swap Agreements	0	76	0	0	480	556

	$0	$76	$0	$0	$2,429	$2,505

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,588	$0	$21,588
Purchased Options	0	0	0	962	3,311	4,273
Swap Agreements	0	418	14,195	0	573	15,186

	$0	$418	$14,195	$22,550	$3,884	$41,047

	$0	$494	$14,195	$22,550	$6,313	$43,552

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$550	$0	$327	$877
Swap Agreements	0	18	0	0	3,153	3,171

	$0	$18	$550	$0	$3,480	$4,048

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,398	$0	$13,398
Written Options	0	1	0	6,553	4,025	10,579
Swap Agreements	0	595	4,765	0	5,343	10,703

	$0	$596	$4,765	$19,951	$9,368	$34,680

	$0	$614	$5,315	$19,951	$12,848	$38,728

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(70)	$(70)
Written Options	0	0	25	0	286	311
Futures	0	0	(33,025)	0	8,380	(24,645)
Swap Agreements	0	1,788	0	0	(23,260)	(21,472)

	$0	$1,788	$(33,000)	$0	$(14,664)	$(45,876)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,339)	$0	$(3,339)
Purchased Options	0	(29)	0	(1,550)	(2,204)	(3,783)
Written Options	0	221	0	5,375	4,652	10,248
Swap Agreements	0	1,198	51,898	(31)	(18,641)	34,424

	$0	$1,390	$51,898	$455	$(16,193)	$37,550

	$0	$3,178	$18,898	$455	$(30,857)	$(8,326)

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(23)	$(23)
Written Options	0	0	0	0	120	120
Futures	0	0	6,251	0	(5,306)	945
Swap Agreements	0	(2,276)	0	0	(21,779)	(24,055)

	$0	$(2,276)	$6,251	$0	$(26,988)	$(23,013)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,929)	$0	$(10,929)
Purchased Options	0	4	0	274	755	1,033
Written Options	0	11	0	796	(488)	319
Swap Agreements	0	(435)	(33,306)	13	(1,819)	(35,547)

	$0	$(420)	$(33,306)	$(9,846)	$(1,552)	$(45,124)

	$0	$(2,696)	$(27,055)	$(9,846)	$(28,540)	$(68,137)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,428	$0	$3,428
Corporate Bonds & Notes
Banking & Finance	0	178,418	0	178,418
Industrials	0	31,870	0	31,870
Utilities	0	32,266	0	32,266
Municipal Bonds & Notes
California	0	2,398	0	2,398
Illinois	0	1,914	0	1,914
Iowa	0	567	0	567
Nevada	0	149	0	149
New Jersey	0	1,440	0	1,440
New York	0	1,367	0	1,367
North Carolina	0	224	0	224
Ohio	0	1,522	0	1,522
West Virginia	0	471	0	471
U.S. Government Agencies	0	106,979	0	106,979
U.S. Treasury Obligations	0	334,654	0	334,654
Non-Agency Mortgage-Backed Securities	0	95,423	0	95,423
Asset-Backed Securities	0	128,444	0	128,444
Sovereign Issues	0	74,015	0	74,015
Preferred Securities
Banking & Finance	1,709	0	0	1,709
Short-Term Instruments
Certificates of Deposit	0	2,498	0	2,498
Short-Term Notes	0	595	0	595
U.S. Treasury Bills	0	11,477	0	11,477
	$1,709	$1,010,119	$0	$1,011,828

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$316,336	$0	$0	$316,336

Total Investments	$318,045	$1,010,119	$0	$1,328,164

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(66,308)	$0	$(66,308)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,913	592	0	2,505
Over the counter	0	41,047	0	41,047
	$1,913	$41,639	$0	$43,552

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(877)	(3,171)	0	(4,048)
Over the counter	0	(34,680)	0	(34,680)
	$(877)	$(37,851)	$0	$(38,728)

Totals	$319,081	$947,599	$0	$1,266,680

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.5%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$900	$897
Charter Communications Operating LLC
3.500% due 01/24/2023		800	802
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		591	586
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		950	950

Total Bank Loan Obligations (Cost $3,230)			3,235

CORPORATE BONDS & NOTES 23.0%

BANKING & FINANCE 14.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	303
ASIF SRL
3.000% due 02/17/2017	EUR	200	232
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,118
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	800	898
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$5,000	5,105
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	613
Bank of America Corp.
1.495% due 04/01/2019		$1,500	1,486
2.650% due 04/01/2019		6,700	6,824
4.000% due 04/01/2024		100	105
4.125% due 01/22/2024		500	531
5.650% due 05/01/2018		1,200	1,289
6.100% due 03/17/2025 (e)		300	296
6.875% due 04/25/2018		7,300	8,020
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		2,700	2,700
Barclays Bank PLC
10.179% due 06/12/2021		11,400	14,507
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,400	2,649
BBVA Bancomer S.A.
6.500% due 03/10/2021		$2,500	2,744
6.750% due 09/30/2022		900	1,001
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	388
BPCE S.A.
2.500% due 07/15/2019		8,054	8,164
BPE Financiaciones S.A.
2.500% due 02/01/2017 (f)	EUR	1,500	1,733
Citigroup, Inc.
0.906% due 06/09/2016		$7,900	7,896
1.298% due 11/15/2016		7,000	7,011
5.950% due 05/15/2025 (e)		900	867
Credit Agricole S.A.
1.177% due 06/12/2017		2,200	2,196
6.500% due 06/23/2021 (e)	EUR	1,100	1,225
7.500% due 06/23/2026 (e)	GBP	200	253
7.875% due 01/23/2024 (e)		$500	474
8.125% due 09/19/2033		400	436
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,107
Deutsche Bank AG
1.106% due 05/30/2017		1,600	1,589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$3,100	$3,102
8.000% due 12/15/2016		200	209
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,803
2.750% due 05/15/2016		2,000	2,004
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		7,900	8,476
HBOS PLC
1.329% due 09/30/2016		3,000	2,988
HSBC Holdings PLC
3.400% due 03/08/2021		1,400	1,430
4.250% due 08/18/2025		1,100	1,089
4.300% due 03/08/2026		1,000	1,033
HSBC USA, Inc.
1.390% due 08/07/2018		700	695
International Lease Finance Corp.
6.750% due 09/01/2016		3,900	3,963
JPMorgan Chase & Co.
5.300% due 05/01/2020 (e)		2,900	2,914
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		200	270
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	279
Morgan Stanley
1.899% due 04/25/2018		$1,100	1,107
3.875% due 04/29/2024		1,700	1,787
MUFG Union Bank N.A.
1.021% due 05/05/2017		3,700	3,682
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	224
Novo Banco S.A.
5.000% due 05/23/2019		100	87
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	7,300	1,114
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,691
RCI Banque S.A.
3.500% due 04/03/2018		$3,800	3,914
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		4,700	5,146
7.500% due 08/10/2020 (e)		200	187
Royal Bank of Scotland PLC
9.500% due 03/16/2022		400	424
13.125% due 03/19/2022	AUD	600	493
Toronto-Dominion Bank
2.125% due 07/02/2019		$7,200	7,314
UBS AG
7.250% due 02/22/2022		600	619
7.625% due 08/17/2022		1,650	1,892
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		300	301
4.125% due 09/24/2025		400	402
Wells Fargo & Co.
1.081% due 04/22/2019		10,200	10,086
1.501% due 07/22/2020		100	99
2.600% due 07/22/2020		200	205
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,723

			166,512

INDUSTRIALS 5.3%
AbbVie, Inc.
1.800% due 05/14/2018		500	504
2.500% due 05/14/2020		200	204
3.600% due 05/14/2025		200	210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/14/2035		$100	$104
4.700% due 05/14/2045		100	107
Actavis Funding SCS
1.887% due 03/12/2020		900	897
3.450% due 03/15/2022		1,000	1,040
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		4,300	3,332
Amgen, Inc.
2.200% due 05/22/2019		1,400	1,434
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		900	926
3.650% due 02/01/2026		1,200	1,264
Asciano Finance Ltd.
5.000% due 04/07/2018		500	509
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,592
CCO Safari LLC
3.579% due 07/23/2020		100	102
4.464% due 07/23/2022		300	315
4.908% due 07/23/2025		600	634
6.384% due 10/23/2035		100	110
6.484% due 10/23/2045		200	223
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	341
CNPC General Capital Ltd.
1.518% due 05/14/2017		3,900	3,901
CVS Health Corp.
2.800% due 07/20/2020		200	208
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		700	757
4.875% due 07/20/2035		200	224
5.125% due 07/20/2045		200	233
Daimler Finance North America LLC
0.985% due 03/10/2017		5,900	5,875
Dynegy, Inc.
6.750% due 11/01/2019		9,200	9,200
Enbridge, Inc.
1.275% due 10/01/2016		2,600	2,575
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	613
HCA, Inc.
3.750% due 03/15/2019		3,900	4,005
Kraft Heinz Foods Co.
1.600% due 06/30/2017		200	201
2.000% due 07/02/2018		300	303
2.800% due 07/02/2020		100	103
3.500% due 07/15/2022		100	105
3.950% due 07/15/2025		100	107
5.000% due 07/15/2035		100	111
5.200% due 07/15/2045		100	112
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,004
QUALCOMM, Inc.
4.650% due 05/20/2035		200	206
4.800% due 05/20/2045		300	298
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,671
Rohm & Haas Co.
6.000% due 09/15/2017		29	31
Tenet Healthcare Corp.
6.000% due 10/01/2020		3,700	3,959
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	4,131	5,054
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		2,432	2,051
VeriSign, Inc.
4.625% due 05/01/2023		$3,800	3,857

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	$1,400	$1,404

		63,123

UTILITIES 3.6%
AES Corp.
3.635% due 06/01/2019	6,100	5,902
AT&T, Inc.
1.559% due 06/30/2020	500	495
2.450% due 06/30/2020	100	101
3.000% due 06/30/2022	700	711
3.400% due 05/15/2025	400	402
4.500% due 05/15/2035	100	99
4.750% due 05/15/2046	100	98
Majapahit Holding BV
7.750% due 01/20/2020	200	229
Petrobras Global Finance BV
2.238% due 05/20/2016	600	599
2.762% due 01/15/2019	3,500	2,853
3.002% due 03/17/2017	1,400	1,355
3.500% due 02/06/2017	200	197
3.522% due 03/17/2020	700	541
4.375% due 05/20/2023	800	586
4.875% due 03/17/2020	200	167
5.375% due 01/27/2021	100	82
5.750% due 01/20/2020	4,300	3,715
7.875% due 03/15/2019	1,300	1,250
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	11,000	11,031
Verizon Communications, Inc.
2.164% due 09/15/2016	7,100	7,139
2.382% due 09/14/2018	3,500	3,581
2.500% due 09/15/2016	686	691
3.650% due 09/14/2018	650	685
5.150% due 09/15/2023	400	463

		42,972

Total Corporate Bonds & Notes (Cost $272,786)		272,607

MUNICIPAL BONDS & NOTES 0.9%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,150

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	148
6.918% due 04/01/2040	900	1,276
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,165
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,589
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	1,300	1,661
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	224

		7,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	$100	$119
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	410
7.750% due 01/01/2042	600	599

		1,128

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	124

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,440

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	112

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	133

Total Municipal Bonds & Notes (Cost $9,329)		11,264

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
0.783% due 07/25/2037	33	33
0.813% due 07/25/2037	36	37
0.833% due 09/25/2035	62	62
0.843% due 09/25/2035	99	99
1.153% due 06/25/2037	160	162
1.163% due 06/25/2040	228	231
2.310% due 08/01/2022	100	103
4.000% due 07/01/2018 - 04/25/2042	6,312	6,828
4.500% due 07/01/2018 - 10/01/2041	4,954	5,385
5.000% due 01/01/2028 - 09/01/2041	5,688	6,315
5.500% due 02/01/2018 - 09/01/2041	8,978	10,112
6.000% due 07/01/2036 - 05/01/2041	2,491	2,843
6.500% due 10/01/2035	41	47
Fannie Mae, TBA
3.000% due 05/01/2046	6,700	6,862
3.500% due 04/01/2046	4,800	5,034
4.000% due 04/01/2046	7,900	8,444
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	399	398
Freddie Mac
1.006% due 06/15/2041	874	881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.136% due 08/15/2037	$128	$130
1.146% due 10/15/2037	25	25
1.156% due 05/15/2037 - 09/15/2037	156	158
4.000% due 07/15/2042	1,942	2,255
5.000% due 03/01/2038	2,442	2,701
5.500% due 07/01/2028 - 07/01/2038	403	451
Ginnie Mae
0.920% due 11/20/2062	4,616	4,606
3.500% due 01/15/2042 - 06/15/2045	7,379	7,798
5.000% due 08/15/2038 - 05/15/2039	767	849
6.000% due 08/15/2037	128	147
Small Business Administration
4.430% due 05/01/2029	149	163
5.290% due 12/01/2027	32	36
6.220% due 12/01/2028	35	40

Total U.S. Government Agencies (Cost $71,580)		73,235

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Bonds
2.500% due 02/15/2046	13,300	12,970
2.875% due 08/15/2045	10,200	10,733
3.000% due 11/15/2044	1,050	1,134
3.125% due 08/15/2044	6,800	7,527
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)	6,594	6,701
0.125% due 07/15/2022 (h)	26,167	26,657
0.125% due 01/15/2023	2,771	2,798
0.125% due 07/15/2024 (h)	3,991	4,010
0.250% due 01/15/2025	1,500	1,515
0.375% due 07/15/2023 (h)	7,329	7,560
0.750% due 02/15/2045	5,030	4,881
1.750% due 01/15/2028	3,619	4,202
2.000% due 01/15/2026	716	840
2.375% due 01/15/2025	16,338	19,480
2.375% due 01/15/2027	12,552	15,353
2.500% due 01/15/2029	18,868	23,739
3.625% due 04/15/2028	293	404
U.S. Treasury Notes
1.375% due 08/31/2020 (h)(j)	66,800	67,464
1.875% due 08/31/2022 (f)	133,200	136,361
1.875% due 10/31/2022	44,900	45,952
2.000% due 07/31/2022 (h)(j)	16,600	17,126
2.000% due 08/15/2025 (f)	15,300	15,602
2.125% due 05/15/2025 (f)(h)(j)	18,200	18,774
2.250% due 11/15/2025	200	208
2.375% due 08/15/2024 (h)(j)	22,900	24,131

Total U.S. Treasury Obligations (Cost $464,738)		476,122

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	482	494
BCAP LLC Trust
4.496% due 03/27/2037	1,438	968
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	108	94
0.603% due 04/25/2037	2,808	2,058
0.753% due 06/25/2046 ^	4,013	2,782
ChaseFlex Trust
0.733% due 07/25/2037	1,348	999
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.663% due 07/25/2036	2,182	1,968

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.593% due 02/25/2047		$108	$89
0.613% due 05/25/2047		731	577
0.783% due 05/25/2037 ^		6,223	3,690
1.351% due 02/25/2036		60	52
6.000% due 12/25/2034		8,929	8,791
Countrywide Home Loan Mortgage Pass-Through Trust
2.664% due 11/25/2034		34	32
2.757% due 02/20/2035		47	47
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,187	3,215
Deutsche ALT-A Securities, Inc.
0.583% due 03/25/2037 ^		4,125	2,975
Eddystone Finance PLC
1.114% due 04/19/2021	GBP	1,572	2,199
First Horizon Mortgage Pass-Through Trust
2.613% due 11/25/2037 ^		$2,683	2,367
GSR Mortgage Loan Trust
2.849% due 11/25/2035		13	12
2.914% due 09/25/2035		584	598
6.000% due 03/25/2037 ^		17	16
6.250% due 10/25/2036 ^		1,798	1,660
IndyMac Mortgage Loan Trust
0.633% due 11/25/2046		7,490	5,310
0.703% due 10/25/2036		1,608	1,062
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		554	562
5.420% due 01/15/2049		270	276
JPMorgan Mortgage Trust
2.748% due 08/25/2034		217	217
2.768% due 02/25/2035		5	5
2.796% due 07/25/2035		4,201	4,148
5.750% due 01/25/2036 ^		13	11
LB Commercial Mortgage Trust
5.852% due 07/15/2044		4,430	4,593
Leek Finance PLC
0.868% due 12/21/2037	GBP	1,121	1,713
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036		$15	14
0.683% due 11/25/2035		21	19
2.849% due 09/25/2035 ^		373	336
Morgan Stanley Capital Trust
5.439% due 02/12/2044		119	119
5.610% due 04/15/2049		67	67
Morgan Stanley Mortgage Loan Trust
0.713% due 01/25/2036		3,919	2,793
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		17	13
Residential Accredit Loans, Inc. Trust
0.603% due 01/25/2037		3,641	2,799
0.618% due 08/25/2036		1,106	877
1.711% due 09/25/2045		106	85
5.500% due 01/25/2035		3,619	3,652
6.000% due 03/25/2037 ^		10,738	9,137
Structured Adjustable Rate Mortgage Loan Trust
0.583% due 02/25/2037		2,566	1,927
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037		65	49
0.682% due 07/19/2035		21	20
WaMu Mortgage Pass-Through Certificates Trust
1.081% due 01/25/2047		37	33
1.271% due 09/25/2046		10,659	8,103
1.351% due 02/25/2046		218	199
1.551% due 11/25/2042		138	128
2.421% due 08/25/2046 ^		6,189	5,293
Wells Fargo Mortgage-Backed Securities Trust
2.754% due 11/25/2034		404	402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.834% due 07/25/2036 ^		$1,206	$1,155
2.838% due 01/25/2035		19	19

Total Non-Agency Mortgage-Backed Securities (Cost $91,438)			90,819

ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp. Home Equity Loan Trust
0.573% due 07/25/2036		2,680	1,791
3.433% due 08/25/2040 ^		3,142	2,655
Argent Securities Trust
0.593% due 05/25/2036		16,885	5,522
Asset-Backed Securities Corp. Home Equity Loan Trust
1.393% due 07/25/2035		300	272
Bear Stearns Asset-Backed Securities Trust
0.593% due 08/25/2036		1,633	1,409
BNC Mortgage Loan Trust
0.533% due 05/25/2037		22	21
Citigroup Mortgage Loan Trust, Inc.
0.593% due 09/25/2036		10,517	7,496
1.013% due 07/25/2035		1,000	933
Cornerstone CLO Ltd.
0.842% due 07/15/2021		772	767
Countrywide Asset-Backed Certificates
0.633% due 09/25/2047		4,466	3,545
0.673% due 03/25/2036		1,122	1,021
1.143% due 07/25/2035		2,800	2,134
5.016% due 10/25/2046 ^		10,001	9,533
Countrywide Asset-Backed Certificates Trust
0.916% due 05/25/2036		7,000	4,880
First Franklin Mortgage Loan Trust
0.923% due 09/25/2035		768	750
GoldenTree Loan Opportunities Ltd.
1.920% due 04/17/2022		9,216	9,106
GSAMP Trust
0.503% due 12/25/2036		26	13
Hillmark Funding Ltd.
0.868% due 05/21/2021		359	352
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		1,900	1,889
MASTR Asset-Backed Securities Trust
0.483% due 01/25/2037		34	14
Merrill Lynch Mortgage Investors Trust
0.583% due 08/25/2037		8,963	5,211
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 01/25/2037		15,061	7,887
0.648% due 03/25/2037		10,293	4,691
NovaStar Mortgage Funding Trust
0.683% due 09/25/2036		8,113	4,135
Residential Asset Securities Corp. Trust
0.913% due 01/25/2036		10,000	6,811
SG Mortgage Securities Trust
0.613% due 02/25/2036		11,281	6,446
SLM Private Education Loan Trust
1.536% due 08/15/2023		688	687
3.686% due 05/16/2044		224	230
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	605	656
Soundview Home Loan Trust
0.513% due 06/25/2037		$16	9
0.543% due 02/25/2037		8,598	3,179
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 05/25/2047		6,800	5,145
Venture CDO Ltd.
0.841% due 07/22/2021		362	354
Wells Fargo Home Equity Asset-Backed Securities Trust
1.023% due 11/25/2035		1,000	912

Total Asset-Backed Securities (Cost $103,003)			100,456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.8%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	18,000	$4,843
0.000% due 10/01/2016 (b)		143,280	37,288
0.000% due 01/01/2017 (b)		2,680	676
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,400
Korea Development Bank
3.250% due 09/20/2016		100	101
3.500% due 08/22/2017		300	309
Mexico Government International Bond
4.750% due 06/14/2018	MXN	24,300	1,415
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,784
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	390,000	3,141
4.750% due 04/17/2019	EUR	1,700	1,728
Slovenia Government International Bond
4.125% due 02/18/2019		$800	845
Spain Government International Bond
2.900% due 10/31/2046	EUR	1,900	2,273

Total Sovereign Issues (Cost $54,110)			56,803

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
0.286% due 04/07/2016 (b)(c)(j)		$562	562

Total Short-Term Instruments (Cost $562)			562

Total Investments in Securities (Cost $1,070,776)			1,085,103

		SHARES
INVESTMENTS IN AFFILIATES 16.0%

SHORT-TERM INSTRUMENTS 16.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%
PIMCO Short-Term Floating NAV Portfolio III		19,276,159	190,468

Total Short-Term Instruments (Cost $190,406)			190,468

Total Investments in Affiliates (Cost $190,406)			190,468

Total Investments 107.5% (Cost $1,261,182)			$1,275,571

Financial Derivative Instruments (g)(i) 4.8% (Cost or Premiums, net $(4,834))			57,208

Other Assets and Liabilities, net (12.3%)			(145,839)

Net Assets 100.0%			$1,186,940

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon bond.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BRC	(0.950)%	02/04/2016	TBD	(1)	EUR	(1,417)	$(1,610)
BSN	0.600	02/11/2016	04/11/2016		$	(11,295)	(11,304)
SCX	0.630	02/09/2016	04/11/2016			(8,280)	(8,287)
	0.630	02/16/2016	04/18/2016			(14,180)	(14,191)
	0.640	01/29/2016	04/29/2016			(1,312)	(1,314)
	0.650	02/05/2016	04/05/2016			(14,417)	(14,432)

Total Reverse Repurchase Agreements							$(51,138)

(1)	Open maturity reverse repurchase agreement.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(13,729) at a weighted average interest rate of 0.243%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$6,600	$(6,752)	$(6,773)
Fannie Mae, TBA	3.500	04/01/2046	12,400	(12,952)	(13,005)
Fannie Mae, TBA	4.000	04/01/2046	10,000	(10,669)	(10,689)

Total Short Sales				$(30,373)	$(30,467)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $51,503 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BRC	$0	$(1,610)	$0	$(1,610)	$1,618	$8
BSN	0	(11,304)	0	(11,304)	11,421	117
SCX	0	(38,224)	0	(38,224)	38,464	240
SGY	0	0	0	0	(371)	(371)

Total Borrowings and Other Financing Transactions	$0	$(51,138)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,610)	$(1,610)
U.S. Treasury Obligations	0	(49,528)	0	0	(49,528)

Total Borrowings	$0	$(49,528)	$0	$(1,610)	$(51,138)

Gross amount of recognized liabilities for reverse repurchase agreements					$(51,138)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/20/2016	297	$3	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.500	05/20/2016	712	6	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	684	6	11

				$15	$12

Total Purchased Options				$15	$12

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,489	$(2,332)	$0	$(19)
90-Day Eurodollar June Futures	Short	06/2016	26	(27)	0	0
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	13	7	9	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	9	(1)	1	0
Euro-Bobl June Futures	Long	06/2016	305	(163)	0	(24)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	351	(1,053)	8	(104)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	112	(28)	8	(35)
Mini MSCI EAFE Index June Futures	Long	06/2016	482	153	0	(325)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	9	3	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	654	115	143	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	1,729	198	648	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	15	(25)	0	(16)
United Kingdom Long Gilt June Futures	Short	06/2016	91	(54)	42	(47)

Total Futures Contracts				$(3,212)	$859	$(570)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$18,414	$987	$255	$24	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	57,600	1,748	924	93	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	27,300	141	(140)	0	(2)
CDX.IG-24 5-Year Index	1.000	06/20/2020	40,600	229	(85)	0	(1)
CDX.IG-25 5-Year Index	1.000	12/20/2020	77,200	412	253	0	(5)

				$3,517	$1,207	$117	$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR*	1.100%	01/23/2018	$	517,900	$920	$804	$103	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		611,700	(16,398)	(7,329)	0	(396)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		91,300	4,057	2,247	153	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		338,400	(21,309)	(14,173)	0	(880)
Pay	3-Month USD-LIBOR*	2.000	06/15/2023		31,600	1,157	194	83	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		34,900	(2,352)	(1,859)	0	(127)
Receive	3-Month USD-LIBOR*	2.250	06/15/2026		95,200	(4,921)	(5,329)	0	(358)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		67,250	(9,734)	(7,097)	0	(475)
Receive	3-Month USD-LIBOR*	2.500	06/15/2046		13,250	(992)	49	0	(92)
Pay	6-Month EUR-EURIBOR*	0.750	09/21/2026	EUR	49,700	692	391	0	(87)
Receive	6-Month EUR-EURIBOR*	1.250	03/15/2047		1,500	(77)	(32)	1	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(218)	(131)	0	(9)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		14,200	(1,100)	(596)	0	(30)
Receive	6-Month GBP-LIBOR*	1.500	09/21/2026		15,400	(56)	(162)	0	(29)
Receive	6-Month GBP-LIBOR*	1.750	03/15/2047		2,400	(78)	(19)	0	(16)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	3,140,000	(397)	(21)	82	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	14,200	5	(23)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		1,800	1	(1)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	29	(42)	0	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		12,100	2	13	1	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	53	31	5	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	14	13	2	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE*	7.635	06/09/2025		32,200	51	51	0	(1)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		5,500	10	7	0	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	23	40	1	0

						$(50,618)	$(32,974)	$431	$(2,500)

Total Swap Agreements						$(47,101)	$(31,767)	$548	$(2,508)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $39,118 and cash of $3,566 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$12	$859	$548	$1,419	$0	$(570)	$(2,508)	$(3,078)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		JPY	415,925	$		3,715	$19	$0
	05/2016		BRL	32,419			9,244	300	0
	05/2016	$		2,554		CNH	16,647	16	0
	06/2016		EUR	13,640	$		18,675	3,120	0
	06/2016	$		14,953		EUR	13,640	727	(124)
	08/2016		CNH	30,902	$		4,556	0	(194)
	08/2016	$		5,051		CNH	33,356	77	0

BPS	04/2016		BRL	35,900	$		10,042	58	0
	04/2016	$		10,087		BRL	35,900	0	(103)
	08/2016		CNH	33,085	$		5,000	0	(85)
	08/2016	$		2,510		CNH	16,466	21	0
	10/2016		BRL	19,700	$		4,729	0	(471)
	10/2016		CNH	37,380			5,572	0	(154)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BRC	05/2016		MXN	295,580	$		16,834	$0	$(203)
	05/2016	$		16,386		MXN	292,063	449	0
	05/2016			1,580		TWD	51,864	34	0
	06/2016		EUR	2,579	$		3,546	604	0
	10/2016	$		5,204		CNH	35,184	186	0

CBK	04/2016		BRL	35,900	$		10,087	103	0
	04/2016		EUR	2,901			3,222	0	(79)
	04/2016		JPY	1,130,000			10,033	0	(8)
	04/2016	$		9,831		BRL	35,900	153	0
	04/2016			1,612		EUR	1,456	44	0
	05/2016		SEK	45	$		5	0	0
	05/2016	$		4,369		TWD	143,391	92	0
	07/2016		BRL	16,034	$		4,170	0	(178)
	10/2016			31,280			7,647	0	(610)
	10/2016	$		21,571		CNH	140,840	4	0

DUB	04/2016		BRL	59,174	$		15,926	0	(531)
	04/2016	$		16,262		BRL	59,175	307	(111)
	05/2016			9,874			35,900	31	0
	06/2016		EUR	1,596	$		2,131	324	(13)
	06/2016	$		2,157		EUR	1,596	0	(337)
	10/2016			2,884		CNH	19,474	99	0
	01/2017		BRL	2,680	$		635	0	(55)

GLM	04/2016			190,341			53,483	547	0
	04/2016		GBP	604			843	0	(25)
	04/2016	$		47,889		BRL	190,341	5,047	0
	04/2016			10,466		GBP	7,329	60	0
	05/2016		AUD	14,937	$		11,329	0	(100)
	05/2016		GBP	7,329			10,467	0	(61)
	05/2016		TWD	23,907			716	0	(28)
	05/2016	$		11,530		AUD	15,220	116	0
	05/2016			6,851		MXN	119,779	53	0
	07/2016		BRL	47,790	$		13,336	377	0
	10/2016			10,670			2,618	0	(199)

HUS	04/2016			32,724			8,629	0	(472)
	04/2016	$		9,195		BRL	32,724	0	(94)
	04/2016			112		CNH	731	1	0
	04/2016			3,163		JPY	356,025	0	0
	05/2016		HKD	4,527	$		581	0	(3)
	05/2016		JPY	356,025			3,165	0	(1)
	05/2016		TWD	49,463			1,465	0	(74)
	08/2016		CNH	49,712			7,515	0	(126)
	08/2016	$		6,049		CNH	39,830	73	0
	10/2016		CNH	51,778	$		7,591	0	(341)
	10/2016	$		3,536		CNH	23,526	68	0
	01/2021		BRL	1,400	$		216	0	(40)

JPM	04/2016			118,940			32,564	0	(515)
	04/2016		DKK	7,758			1,145	0	(40)
	04/2016		JPY	1,338,900			12,034	137	0
	04/2016	$		33,421		BRL	118,940	0	(342)
	04/2016			1,011		GBP	704	0	0
	05/2016		AUD	734	$		519	0	(42)
	05/2016		BRL	44,307			12,569	345	0
	05/2016	$		32,339		BRL	118,940	477	0
	05/2016			2,679		CNH	17,467	18	0
	05/2016			1,224		TWD	40,202	27	0
	10/2016		BRL	65,240	$		15,233	0	(1,989)
	10/2016	$		2,873		CNH	19,422	102	0
	02/2017		CNH	90,399	$		12,986	0	(763)

MSB	04/2016		EUR	25,168			27,618	0	(1,020)
	05/2016		BRL	10,886			3,090	86	0
	05/2016		ZAR	1,161			80	2	0
	06/2016		EUR	3,621			4,980	851	0
	06/2016	$		3,939		EUR	3,621	190	0
	10/2016		BRL	16,390	$		3,942	0	(385)

NAB	06/2016		EUR	7,878			10,817	1,832	0
	06/2016	$		4,226		EUR	3,899	222	0
	07/2016		EUR	7,277	$		9,872	1,561	0
	07/2016	$		7,999		EUR	7,277	312	0

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
SCX	04/2016		EUR	1,705	$		1,905	$0	$(35)
	04/2016		GBP	7,429			10,340	0	(330)
	04/2016		JPY	39,100			347	0	0
	04/2016	$		293		CNH	1,908	2	0
	04/2016			23,010		JPY	2,567,900	0	(193)
	05/2016			5,348		CNH	34,874	36	0
	05/2016			3,958		TWD	129,854	82	0
	08/2016		CNH	24,487	$		3,700	0	(64)
	08/2016	$		2,201		CNH	14,496	27	0
	10/2016		CNH	359,390	$		54,877	0	(177)
	10/2016	$		2,212		CNH	14,951	78	0
	02/2017		CNH	2,307	$		333	0	(18)

SOG	04/2016	$		707		CNH	4,606	5	0
	04/2016			493		TWD	16,180	10	0
	08/2016		CNH	9,257	$		1,400	0	(23)
	08/2016	$		726		CNH	4,758	5	0
	10/2016			3,292			22,228	113	0

UAG	04/2016			31,711		EUR	28,318	513	0
	05/2016		EUR	28,318	$		31,738	0	(513)
	05/2016		TWD	308,388			9,232	0	(363)
	05/2016	$		2,499		CNH	16,281	15	0
	08/2016		CNH	7,172	$		1,085	0	(17)
	01/2017			30,902			4,498	0	(213)
	02/2017	$		2,552		CNH	16,925	22	0

Total Forward Foreign Currency Contracts								$20,180	$(11,862)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	5,700	$58	$1
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		300	12	24

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		16,800	175	3

CBK	Call - OTC USD versus JPY		147.500	04/26/2016		42,180	4	0

GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	8,300	325	270

SCX	Call - OTC USD versus CNH	CNH	12.000	05/13/2016	$	17,500	2	0

SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		6,300	265	603

							$841	$901

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$ 73,100	$26	$7
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016	47,000	90	67
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	8,600	437	429

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	68,900	234	323
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	17,200	890	859

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017	77,900	280	365
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	8,600	236	9

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	21,350	1,026	1,048

							$3,219	$3,107

Total Purchased Options							$4,060	$4,008

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$ 1,300	$(3)	$0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016	1,300	(3)	0

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016	1,800	(4)	(1)

						$(10)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	4,500	$(24)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		4,500	(30)	(2)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	5,700	(15)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		8,100	(444)	(336)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(5)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	14,300	(87)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		14,300	(87)	(7)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	16,800	(46)	0

DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,020	(260)	(105)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,020	(301)	(501)

FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	5,224	(203)	(168)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,224	(181)	(203)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	6,043	(766)	(314)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,043	(912)	(1,498)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,455	(131)	(74)

GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	8,300	(265)	(95)
	Put - OTC EUR versus MXN		18.900	03/21/2017		7,892	(320)	(253)
	Call - OTC EUR versus MXN		22.650	03/21/2017		7,892	(258)	(306)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	16,490	(202)	(928)

HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,000	(262)	(312)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	16,490	(418)	(3)

SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	3,900	(277)	(304)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	6,300	(272)	(100)

							$(5,773)	$(5,514)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	1,400	$(5)	$(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		1,400	(6)	(3)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	43,300	(450)	(452)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		10,000	(90)	(116)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,800	(10)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,800	(11)	(5)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	86,300	(919)	(901)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		17,200	(57)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		3,300	(55)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		11,200	(179)	(215)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,000	(8)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,000	(7)	(3)

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555%	03/28/2017	$	5,500	$(95)	$(104)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		10,900	(185)	(209)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		8,600	(237)	(461)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		106,700	(1,130)	(1,148)

								$(3,444)	$(3,709)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 356	$0	$5

Total Written Options					$(9,266)	$(9,220)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	347	$826,792	AUD	22,300	CAD	0	EUR	55,325	$(7,162)
Sales	1,551	1,000,591		71,650		29,904		388,144	(17,022)
Closing Buys	(1,898)	(515,055)		(22,300)		(14,952)		(149,211)	7,859
Expirations	0	(733,907)		(31,067)		(14,952)		(145,705)	4,697
Exercised	0	(177,604)		(40,583)		0		(56,121)	2,362

Balance at End of Period	0	$400,817	AUD	0	CAD	0	EUR	92,432	$(9,266)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.629%	$	12,500	$(145)	$183	$38	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,400	(15)	21	6	0

CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.243	$	1,200	(9)	14	5	0
	Brazil Government International Bond	1.000	06/20/2016	0.596		2,000	(6)	9	3	0
	Dell, Inc.	1.000	12/20/2019	3.627		3,000	(225)	(45)	0	(270)
	Mexico Government International Bond	1.000	06/20/2016	0.289		3,300	0	6	6	0

DUB	Mexico Government International Bond	1.000	06/20/2016	0.289		2,100	5	(1)	4	0
	Spain Government International Bond	1.000	06/20/2019	0.620		8,600	0	106	106	0

FBF	Brazil Government International Bond	1.000	06/20/2016	0.596		1,900	(3)	5	2	0

GST	Greece Government International Bond	1.000	12/20/2016	14.469		500	(107)	59	0	(48)
	Spain Government International Bond	1.000	06/20/2019	0.620		4,000	2	47	49	0

JPM	Spain Government International Bond	1.000	06/20/2019	0.620		4,700	(2)	60	58	0

MYC	Spain Government International Bond	1.000	06/20/2019	0.620		1,800	4	18	22	0

							$(501)	$482	$299	$(318)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$341	$(67)	$2	$0	$(65)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(7)	73	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(6)	74	0

GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	789	(90)	699	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	96	0	1	1	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$ 882	$(98)	$849	$(65)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	65

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	32,400	$44	$(526)	$0	$(482)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		3,400	1	(44)	0	(43)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		17,800	47	(203)	0	(156)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	8,000	(9)	(134)	0	(143)

BPS	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	100	0	(3)	0	(3)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		57,100	12	(861)	0	(849)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		50,600	4	(531)	0	(527)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	7,900	(1)	(136)	0	(137)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	180	0	19	19	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	23	22	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	6,100	(1)	(179)	0	(180)

DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,806	(3)	108	105	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	7,400	1	(111)	0	(110)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		16,600	1	(174)	0	(173)

FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	9	10	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	24,200	(3)	(204)	0	(207)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,190	0	180	180	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	13,100	(42)	(217)	0	(259)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		18,600	(1)	(278)	0	(279)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		22,500	(2)	(666)	0	(668)

HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	34,900	(71)	(448)	0	(519)

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,280	(2)	77	75	0
	Receive	1-Year BRL-CDI	14.190	01/04/2021	BRL	72,500	0	(231)	0	(231)

							$(24)	$(4,508)	$436	$(4,968)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	NDDUEAFE Index	4,533	3-Month USD-LIBOR plus a specified spread	08/15/2016	$19,664		$1,549	$1,549	$0

BPS	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	02/23/2017	234,354		14,021	14,021	0

DUB	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	06/15/2016	48,027		(6,456)	0	(6,456)
	Receive	NDDUEAFE Index	5,509	3-Month USD-LIBOR plus a specified spread	06/30/2016	28,736		(2,948)	0	(2,948)
	Receive	NDDUEAFE Index	11,260	3-Month USD-LIBOR plus a specified spread	10/21/2016	49,598		3,073	3,073	0
	Receive	NDDUEAFE Index	99,547	3-Month USD-LIBOR plus a specified spread	11/15/2016	432,540		33,313	33,313	0
	Receive	NDDUEAFE Index	62,333	3-Month USD-LIBOR plus a specified spread	02/16/2017	274,564		16,976	16,976	0

								$59,528	$68,932	$(9,404)

Total Swap Agreements							$357	$55,404	$70,516	$(14,755)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $8,970 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$4,259	$25	$1,666	$5,950	$(318)	$(343)	$(889)	$(1,550)	$4,400	$(4,590)	$(190)
BPS	79	3	14,021	14,103	(813)	(15)	(1,516)	(2,344)	11,759	(9,034)	2,725
BRC	1,273	0	0	1,273	(203)	0	0	(203)	1,070	(1,150)	(80)
CBK	396	503	129	1,028	(875)	(589)	(450)	(1,914)	(886)	1,181	295
DUB	761	0	53,577	54,338	(1,047)	(606)	(9,687)	(11,340)	42,998	(82,740)	(39,742)
FBF	0	0	12	12	0	(2,257)	(207)	(2,464)	(2,452)	2,573	121
GLM	6,200	1,452	180	7,832	(413)	(2,773)	(1,208)	(4,394)	3,438	(2,790)	648
GST	0	0	749	749	0	(1)	(48)	(49)	700	(580)	120
HUS	142	0	0	142	(1,151)	(315)	(519)	(1,985)	(1,843)	1,614	(229)
JPM	1,106	374	85	1,565	(3,691)	(769)	0	(4,460)	(2,895)	2,366	(529)
MSB	1,129	0	0	1,129	(1,405)	0	0	(1,405)	(276)	0	(276)
MYC	0	1,048	97	1,145	0	(1,148)	(231)	(1,379)	(234)	139	(95)
NAB	3,927	0	0	3,927	0	0	0	0	3,927	(3,950)	(23)
SCX	225	0	0	225	(817)	0	0	(817)	(592)	308	(284)
SOG	133	603	0	736	(23)	(404)	0	(427)	309	0	309
UAG	550	0	0	550	(1,106)	0	0	(1,106)	(556)	608	52

Total Over the Counter	$20,180	$4,008	$70,516	$94,704	$(11,862)	$(9,220)	$(14,755)	$(35,837)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	859	859
Swap Agreements	0	117	0	0	431	548

	$0	$117	$0	$0	$1,302	$1,419

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,180	$0	$20,180
Purchased Options	0	0	0	901	3,107	4,008
Swap Agreements	0	1,148	68,932	0	436	70,516

	$0	$1,148	$68,932	$21,081	$3,543	$94,704

	$0	$1,265	$68,932	$21,081	$4,845	$96,123

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$325	$0	$245	$570
Swap Agreements	0	8	0	0	2,500	2,508

	$0	$8	$325	$0	$2,745	$3,078

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,862	$0	$11,862
Written Options	0	1	0	5,509	3,710	9,220
Swap Agreements	0	383	9,404	0	4,968	14,755

	$0	$384	$9,404	$17,371	$8,678	$35,837

	$0	$392	$9,729	$17,371	$11,423	$38,915

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	67

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(43)	$(43)
Written Options	0	0	22	0	197	219
Futures	0	0	(5,431)	0	3,217	(2,214)
Swap Agreements	0	938	0	0	(24,020)	(23,082)

	$0	$938	$(5,409)	$0	$(20,649)	$(25,120)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,208)	$0	$(1,208)
Purchased Options	0	(22)	0	(1,166)	(2,132)	(3,320)
Written Options	0	172	0	4,416	4,106	8,694
Swap Agreements	0	2,177	(124,636)	(26)	(13,068)	(135,553)

	$0	$2,327	$(124,636)	$2,016	$(11,094)	$(131,387)

	$0	$3,265	$(130,045)	$2,016	$(31,743)	$(156,507)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(18)	$(18)
Written Options	0	0	0	0	83	83
Futures	0	0	153	0	(5,094)	(4,941)
Swap Agreements	0	(324)	0	0	(9,421)	(9,745)

	$0	$(324)	$153	$0	$(14,450)	$(14,621)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,248)	$0	$(11,248)
Purchased Options	0	17	0	261	746	1,024
Written Options	0	9	0	671	(395)	285
Swap Agreements	0	(993)	19,517	11	(1,883)	16,652

	$0	$(967)	$19,517	$(10,305)	$(1,532)	$6,713

	$0	$(1,291)	$19,670	$(10,305)	$(15,982)	$(7,908)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,235	$0	$3,235
Corporate Bonds & Notes
Banking & Finance	0	166,512	0	166,512
Industrials	0	63,123	0	63,123
Utilities	0	42,972	0	42,972
Municipal Bonds & Notes
Arizona	0	1,150	0	1,150
California	0	7,063	0	7,063
Illinois	0	1,128	0	1,128
Nebraska	0	124	0	124
New Jersey	0	1,440	0	1,440
New York	0	114	0	114
North Carolina	0	112	0	112
Tennessee	0	133	0	133
U.S. Government Agencies	0	73,235	0	73,235
U.S. Treasury Obligations	0	476,122	0	476,122
Non-Agency Mortgage-Backed Securities	0	90,819	0	90,819
Asset-Backed Securities	0	100,456	0	100,456
Sovereign Issues	0	56,803	0	56,803
Short-Term Instruments
U.S. Treasury Bills	0	562	0	562
	$0	$1,085,103	$0	$1,085,103

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190,468	$0	$0	$190,468

Total Investments	$190,468	$1,085,103	$0	$1,275,571

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(30,467)	$0	$(30,467)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	859	560	0	1,419
Over the counter	0	94,704	0	94,704
	$859	$95,264	$0	$96,123

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(570)	(2,508)	0	(3,078)
Over the counter	0	(35,837)	0	(35,837)
	$(570)	$(38,345)	$0	$(38,915)

Totals	$190,757	$1,111,555	$0	$1,302,312

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.9%

BANK LOAN OBLIGATIONS 0.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,800	$1,793
Charter Communications Operating LLC
3.500% due 01/24/2023		1,800	1,804
Chrysler Group LLC
3.500% due 05/24/2017		923	924

Total Bank Loan Obligations (Cost $4,499)			4,521

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 14.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	506
Ally Financial, Inc.
6.250% due 12/01/2017		2,300	2,404
8.000% due 03/15/2020		482	541
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054	EUR	2,000	2,320
5.000% due 02/09/2056		1,700	2,087
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$6,800	7,013
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	3,700	4,152
Banco Santander S.A.
6.250% due 09/11/2021 (e)		600	613
Bank of America Corp.
1.495% due 04/01/2019		$8,300	8,224
2.000% due 01/11/2018		2,519	2,531
2.650% due 04/01/2019		6,900	7,027
4.000% due 04/01/2024		1,000	1,051
4.125% due 01/22/2024		4,000	4,246
5.000% due 05/13/2021		300	333
5.650% due 05/01/2018		1,000	1,074
5.700% due 01/24/2022		100	115
5.750% due 12/01/2017		5,700	6,060
6.100% due 03/17/2025 (e)		5,700	5,622
6.400% due 08/28/2017		769	818
6.500% due 08/01/2016		200	203
6.875% due 04/25/2018		8,000	8,789
7.625% due 06/01/2019		400	466
Barclays Bank PLC
7.625% due 11/21/2022		2,495	2,687
10.179% due 06/12/2021		16,340	20,793
14.000% due 06/15/2019 (e)	GBP	1,100	2,001
Barclays PLC
5.250% due 08/17/2045		$1,400	1,415
6.500% due 09/15/2019 (e)	EUR	1,200	1,213
8.000% due 12/15/2020 (e)		1,800	1,987
BBVA Bancomer S.A.
6.750% due 09/30/2022		$13,800	15,351
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,900	11,976
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		1,000	969
7.625% due 03/30/2021 (e)		2,300	2,317
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,000	4,622
CIT Group, Inc.
5.250% due 03/15/2018		$3,300	3,422
Citigroup, Inc.
1.298% due 11/15/2016		8,000	8,012
1.402% due 04/01/2016		7,200	7,200
5.950% due 05/15/2025 (e)		1,500	1,446
Credit Agricole S.A.
1.177% due 06/12/2017		16,800	16,769

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DNB Bank ASA
3.200% due 04/03/2017		$3,600	$3,665
Eksportfinans ASA
2.375% due 05/25/2016		4,700	4,705
5.500% due 06/26/2017		900	938
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,579
Ford Motor Credit Co. LLC
1.400% due 01/17/2017		$3,100	3,098
1.700% due 05/09/2016		900	901
1.870% due 05/09/2016		4,600	4,604
4.207% due 04/15/2016		3,900	3,903
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,306
2.625% due 07/10/2017		2,900	2,919
2.750% due 05/15/2016		800	801
3.450% due 04/10/2022		3,200	3,148
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,648
Goldman Sachs Group, Inc.
1.288% due 05/22/2017		$3,600	3,598
HDFC Bank Ltd.
3.000% due 11/30/2016		900	908
HSBC Finance Corp.
1.065% due 06/01/2016		100	100
HSBC Holdings PLC
3.400% due 03/08/2021		1,300	1,328
4.300% due 03/08/2026		1,000	1,033
6.000% due 09/29/2023 (e)	EUR	400	432
HSBC USA, Inc.
1.390% due 08/07/2018		$3,900	3,873
ING Bank NV
2.000% due 11/26/2018		8,100	8,128
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,912
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,308
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,488
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	15
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,200	8,360
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,700	3,762
Morgan Stanley
1.899% due 04/25/2018		$4,100	4,127
3.875% due 04/29/2024		4,000	4,204
4.000% due 07/23/2025		500	524
6.250% due 08/28/2017		300	319
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,100	3,469
Navient Corp.
4.875% due 06/17/2019		$3,500	3,386
8.450% due 06/15/2018		18,100	19,458
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	5,100	5,916
Novo Banco S.A.
5.000% due 05/23/2019		500	437
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	9,800	1,496
PHH Corp.
6.375% due 08/15/2021		$4,250	3,772
Rabobank Group
3.875% due 02/08/2022		2,000	2,136
8.375% due 07/26/2016 (e)		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,900	$1,197
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		500	466
8.000% due 08/10/2025 (e)		400	382
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	400	501
9.500% due 03/16/2022		$4,200	4,451
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,394
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,752
Standard Chartered PLC
3.200% due 05/12/2016		100	100
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	314
Swedbank Hypotek AB
1.375% due 03/28/2018		6,000	6,002
Synchrony Financial
1.849% due 02/03/2020		3,200	3,095
2.700% due 02/03/2020		2,100	2,084
Toronto-Dominion Bank
2.125% due 07/02/2019		19,800	20,113
UBS AG
5.125% due 05/15/2024		700	711
7.250% due 02/22/2022		1,800	1,856
7.625% due 08/17/2022		4,700	5,390
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	200	230
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$700	703
4.125% due 09/24/2025		800	803
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	2,000	2,231
Wells Fargo & Co.
1.032% due 09/14/2018		$11,800	11,718
2.600% due 07/22/2020		3,400	3,483
5.875% due 06/15/2025 (e)		3,900	4,169
Westpac Banking Corp.
1.850% due 11/26/2018		500	504

			379,931

INDUSTRIALS 3.5%
AbbVie, Inc.
1.800% due 05/14/2018		2,700	2,720
2.500% due 05/14/2020		1,100	1,122
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		300	316
4.500% due 05/14/2035		200	208
4.700% due 05/14/2045		200	214
Actavis Funding SCS
1.887% due 03/12/2020		1,000	997
4.550% due 03/15/2035		1,000	1,037
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,400	1,085
Amgen, Inc.
1.218% due 05/22/2019		2,900	2,876
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,800	1,852
3.650% due 02/01/2026		2,500	2,632
Boston Scientific Corp.
2.850% due 05/15/2020		3,500	3,559
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		800	825
CCO Safari LLC
3.579% due 07/23/2020		400	409

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	69

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.464% due 07/23/2022		$1,800	$1,888
4.908% due 07/23/2025		1,400	1,479
6.384% due 10/23/2035		300	331
6.484% due 10/23/2045		600	670
6.834% due 10/23/2055		100	108
Cemex S.A.B. de C.V.
5.372% due 10/15/2018		2,400	2,394
9.500% due 06/15/2018		2,600	2,759
Cigna Corp.
4.500% due 03/15/2021		200	217
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,522
CNPC General Capital Ltd.
1.518% due 05/14/2017		1,400	1,401
2.750% due 05/14/2019		200	203
CVS Health Corp.
2.800% due 07/20/2020		300	312
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		1,400	1,514
4.875% due 07/20/2035		400	447
5.125% due 07/20/2045		600	698
Dynegy, Inc.
6.750% due 11/01/2019		3,000	3,000
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,028
Finmeccanica SpA
8.000% due 12/16/2019	GBP	3,000	5,025
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,973
4.500% due 12/06/2016	JPY	256,000	2,122
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	703
2.000% due 07/02/2018		600	606
2.800% due 07/02/2020		1,800	1,846
3.500% due 07/15/2022		100	105
3.950% due 07/15/2025		100	107
5.000% due 07/15/2035		100	111
5.200% due 07/15/2045		200	225
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,908
NXP BV
3.500% due 09/15/2016		4,900	4,918
QUALCOMM, Inc.
4.650% due 05/20/2035		400	411
4.800% due 05/20/2045		500	497
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,563
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		4,400	4,224
Schaeffler Finance BV
4.250% due 05/15/2021		6,000	6,135
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,278
Time Warner Cable, Inc.
6.750% due 07/01/2018		1,567	1,725
Williams Partners LP
4.500% due 11/15/2023		1,100	936
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,800
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		3,500	3,500
2.700% due 04/01/2020		2,200	2,234
3.550% due 04/01/2025		2,100	2,127

			92,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.9%
AES Corp.
3.635% due 06/01/2019		$6,100	$5,902
AT&T, Inc.
1.559% due 06/30/2020		900	891
2.450% due 06/30/2020		200	202
3.000% due 06/30/2022		1,200	1,220
3.400% due 05/15/2025		600	603
4.500% due 05/15/2035		200	198
4.750% due 05/15/2046		500	490
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		9,500	9,488
Dominion Resources, Inc.
1.900% due 06/15/2018		385	386
Embarq Corp.
7.995% due 06/01/2036		200	194
Exelon Corp.
2.850% due 06/15/2020		1,000	1,024
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 §		314	102
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	2,800	2,891
2.762% due 01/15/2019		$1,900	1,549
3.002% due 03/17/2017		5,700	5,515
3.250% due 03/17/2017		3,300	3,246
3.500% due 02/06/2017		500	493
3.522% due 03/17/2020		1,700	1,313
3.750% due 01/14/2021	EUR	400	359
4.875% due 03/17/2020		$800	668
5.375% due 01/27/2021		900	741
5.750% due 01/20/2020		3,500	3,024
5.875% due 03/01/2018		2,300	2,213
6.250% due 12/14/2026	GBP	400	401
7.875% due 03/15/2019		$5,600	5,384
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	4,000	7,175
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017		$5,500	5,490
1.750% due 04/10/2017		8,900	8,925
Sprint Communications, Inc.
8.375% due 08/15/2017		7,100	7,038
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,700	2,057
Verizon Communications, Inc.
2.164% due 09/15/2016		$13,800	13,876
2.382% due 09/14/2018		1,500	1,535
3.650% due 09/14/2018		550	579
4.400% due 11/01/2034		2,160	2,191
4.522% due 09/15/2048		327	329
4.862% due 08/21/2046		2,153	2,280
5.150% due 09/15/2023		1,500	1,735

			101,707

Total Corporate Bonds & Notes (Cost $576,165)			573,751

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,752

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		700	717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 01/01/2042	$1,200	$1,198

		1,915

Total Municipal Bonds & Notes (Cost $3,167)		3,667

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.553% due 03/25/2034	8	8
0.563% due 03/25/2036	264	253
0.783% due 09/25/2042	204	203
1.875% due 11/25/2023	38	39
1.933% due 04/25/2024	37	38
1.996% due 08/01/2035	255	267
2.318% due 09/01/2035	164	171
2.386% due 07/01/2032	18	19
2.395% due 08/01/2036	237	249
2.425% due 10/01/2035	158	168
2.446% due 10/01/2035	100	106
2.508% due 09/01/2031	1	1
2.514% due 07/01/2035	194	204
2.539% due 10/01/2035	132	140
2.555% due 02/01/2034	99	103
2.634% due 03/01/2036	604	640
2.646% due 11/01/2034	177	187
2.779% due 02/01/2035	87	91
4.000% due 10/01/2030 - 08/01/2042	61,987	67,486
5.500% due 02/01/2024 - 09/01/2027	52	58
Fannie Mae, TBA
3.000% due 04/01/2046 - 05/01/2046	23,600	24,179
3.500% due 04/01/2046	37,700	39,540
4.000% due 04/01/2046	1,100	1,176
Freddie Mac
0.636% due 10/15/2020	35	35
0.836% due 11/15/2043	4,009	4,018
1.522% due 10/25/2044	70	71
1.722% due 07/25/2044	327	343
2.094% due 09/01/2035	57	60
5.500% due 08/15/2030	1	1
Ginnie Mae
0.841% due 03/16/2032	11	11
0.945% due 08/20/2062	2,231	2,212
2.000% due 11/20/2024	32	34
3.500% due 02/15/2045 - 03/15/2045	9,605	10,144
Ginnie Mae, TBA
4.000% due 04/01/2046	5,000	5,349
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,196	1,328

Total U.S. Government Agencies (Cost $154,871)		158,932

U.S. TREASURY OBLIGATIONS 51.2%
U.S. Treasury Bonds
2.500% due 02/15/2046 (f)	31,900	31,109
3.000% due 11/15/2044 (j)	1,950	2,105
3.125% due 08/15/2044 (j)	1,200	1,328
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (h)	655	656
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)(j)	14,526	14,798
0.125% due 07/15/2024	45,496	45,717
0.250% due 01/15/2025 (j)	90,519	91,388
0.750% due 02/15/2045 (j)	11,066	10,738

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$1,131	$1,313
2.375% due 01/15/2025 (h)		16,087	19,180
2.375% due 01/15/2027 (j)		17,269	21,122
2.500% due 01/15/2029		58,481	73,577
U.S. Treasury Notes
1.375% due 08/31/2020 (h)		548,900	554,356
1.875% due 08/31/2022 (h)(j)		293,800	300,772
1.875% due 10/31/2022 (h)(j)		91,700	93,849
2.000% due 07/31/2022 (h)(j)		38,100	39,308
2.000% due 08/15/2025		19,900	20,293
2.125% due 05/15/2025 (h)(j)		20,450	21,095
2.250% due 11/15/2025		800	833

Total U.S. Treasury Obligations (Cost $1,315,117)			1,343,537

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Assets Trust
0.623% due 05/25/2046 ^		1,055	766
0.643% due 10/25/2046		355	223
American Home Mortgage Investment Trust
2.381% due 09/25/2045		260	250
2.881% due 02/25/2045		439	439
Banc of America Funding Trust
0.662% due 06/20/2047		10,706	10,217
3.023% due 01/20/2047 ^		50	42
Banc of America Re-REMIC Trust
5.664% due 02/24/2051		173	175
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		113	113
Bear Stearns ALT-A Trust
2.708% due 08/25/2036 ^		601	378
3.006% due 05/25/2035		190	182
Berica ABS SRL
0.058% due 12/31/2055	EUR	464	525
Berica Residential MBS SRL
0.066% due 03/31/2048		893	1,000
Citigroup Commercial Mortgage Trust
2.165% due 09/10/2045 (a)		$8,528	653
5.737% due 06/14/2050		129	131
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		345	340
5.019% due 09/25/2037 ^		478	429
Countrywide Alternative Loan Trust
0.603% due 11/25/2036		2,966	2,921
0.642% due 03/20/2046		1,455	1,060
0.642% due 07/20/2046 ^		798	552
0.983% due 05/25/2035		3,064	2,699
2.401% due 10/20/2035		510	457
2.813% due 06/25/2037		1,621	1,396
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035		151	131
1.073% due 03/25/2035		99	83
Credit Suisse First Boston Mortgage Securities Corp.
2.331% due 06/25/2033		80	78
Credit Suisse Mortgage Capital Certificates
0.735% due 01/27/2037		2,391	1,249
Downey Savings & Loan Association Mortgage Loan Trust
0.692% due 08/19/2045		508	430
2.619% due 07/19/2044		39	38
First Horizon Alternative Mortgage Securities Trust
2.479% due 03/25/2035		124	97
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		35	31
First Republic Mortgage Loan Trust
0.786% due 11/15/2031		44	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	$3,032	$3,107
GreenPoint Mortgage Funding Trust
0.613% due 01/25/2037	13,557	10,825
GSMSC Pass-Through Trust
0.886% due 12/26/2036	5,247	1,296
GSR Mortgage Loan Trust
0.623% due 08/25/2046	193	187
2.838% due 09/25/2035	105	106
HomeBanc Mortgage Trust
2.441% due 04/25/2037 ^	793	495
IndyMac Mortgage Loan Trust
0.643% due 05/25/2046	1,300	1,040
0.733% due 06/25/2037 ^	292	152
1.213% due 05/25/2034	15	15
2.711% due 12/25/2034	26	25
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	4,921	4,214
JPMorgan Mortgage Trust
2.768% due 02/25/2035	67	67
6.000% due 01/25/2036 ^	568	459
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	120	109
0.683% due 11/25/2035	16	15
1.439% due 10/25/2035	29	27
Morgan Stanley Capital Trust
5.918% due 06/11/2049	83	86
RBSSP Resecuritization Trust
0.936% due 08/26/2037	3,085	1,222
2.659% due 10/26/2035	4,939	4,979
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2047	5,693	4,402
0.593% due 01/25/2037	13,951	10,201
0.603% due 01/25/2037	8,612	6,620
0.618% due 12/25/2036	215	160
0.733% due 01/25/2035	149	142
1.637% due 11/25/2037	13,607	8,376
3.355% due 09/25/2034	10,137	9,960
5.000% due 09/25/2036 ^	468	357
6.000% due 03/25/2037 ^	5,276	4,490
Residential Asset Securitization Trust
0.783% due 10/25/2018	77	75
0.833% due 05/25/2033	2	2
5.500% due 09/25/2035 ^	5,577	4,844
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047	196	198
5.420% due 01/16/2049	129	131
5.695% due 09/16/2040	95	96
5.918% due 06/16/2049	152	154
5.946% due 02/16/2051	274	276
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035	164	130
Structured Asset Mortgage Investments Trust
0.553% due 08/25/2036	17,538	13,102
0.623% due 07/25/2046 ^	5,948	3,982
0.653% due 05/25/2036	200	147
0.653% due 05/25/2046	595	322
0.682% due 07/19/2035	139	131
0.713% due 02/25/2036 ^	399	306
1.765% due 02/25/2036 ^	1,662	1,394
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.473% due 06/25/2033	51	50
2.515% due 07/25/2032	2	1
UBS-Barclays Commercial Mortgage Trust
1.077% due 03/10/2046 (a)	28,567	1,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 10/25/2045		$1,795	$1,663
0.743% due 01/25/2045		86	81
1.073% due 01/25/2045		85	80
Washington Mutual Mortgage Pass-Through Certificates Trust
1.181% due 11/25/2046		5,572	3,823
1.201% due 10/25/2046 ^		7,927	5,593
Wells Fargo Commercial Mortgage Trust
1.466% due 02/15/2027		2,200	2,193
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 10/25/2033		53	53

Total Non-Agency Mortgage-Backed Securities (Cost $141,363)			140,644

ASSET-BACKED SECURITIES 10.4%
Aames Mortgage Investment Trust
2.461% due 01/25/2035		5,000	4,043
ACE Securities Corp. Home Equity Loan Trust
0.673% due 12/25/2036		19,132	11,093
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.883% due 10/25/2035		1,400	1,274
0.903% due 10/25/2035		9,500	6,690
Alba SPV SRL
1.358% due 04/20/2040	EUR	159	181
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.943% due 10/25/2035		$7,530	6,138
1.453% due 10/25/2034		1,000	888
Asset-Backed Securities Corp. Home Equity Loan Trust
1.528% due 02/25/2035		1,398	1,120
Bear Stearns Asset-Backed Securities Trust
0.883% due 08/25/2036		9,500	8,108
3.072% due 10/25/2036		650	627
Carlyle High Yield Partners Ltd.
0.835% due 04/19/2022		5,193	5,079
Cavalry CLO Ltd.
1.990% due 01/16/2024		3,600	3,589
COA Summit CLO Ltd.
1.974% due 04/20/2023		884	885
Countrywide Asset-Backed Certificates
0.573% due 06/25/2035		7,916	6,343
0.573% due 01/25/2037		1,819	1,720
0.613% due 11/25/2047 ^		3,438	2,724
0.633% due 06/25/2047		4,711	3,452
0.643% due 05/25/2047		8,177	5,733
0.683% due 01/25/2046		6,800	4,456
0.713% due 09/25/2036		7,200	6,484
First Franklin Mortgage Loan Trust
0.573% due 09/25/2036		48	45
1.303% due 09/25/2034		1,671	1,548
Fremont Home Loan Trust
0.763% due 01/25/2036		475	382
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036		9	5
GSAMP Trust
0.613% due 11/25/2035		70	14
0.683% due 05/25/2046		12,450	8,673
0.753% due 03/25/2046		10,400	7,728
2.233% due 06/25/2035		6,927	5,555
JPMorgan Mortgage Acquisition Trust
0.693% due 03/25/2037		487	348
LCM LP
1.581% due 04/15/2022		18,533	18,405
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024		3,800	3,777

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	71

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.603% due 12/25/2036	$15,251	$6,757
0.693% due 08/25/2045	1,671	1,265
0.863% due 11/25/2035	1,000	850
0.993% due 10/25/2034	186	173
1.168% due 08/25/2035	358	304
MASTR Asset-Backed Securities Trust
0.543% due 11/25/2036	26,680	11,471
0.933% due 10/25/2035 ^	5,693	4,114
Merrill Lynch Mortgage Investors Trust
0.543% due 07/25/2037	20,436	9,690
0.543% due 08/25/2037	8,653	4,992
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 10/25/2036	1,531	1,161
0.563% due 02/25/2037	8,246	5,737
0.593% due 04/25/2036	2,467	2,408
0.593% due 09/25/2036	1,397	697
1.138% due 12/25/2034	2,381	2,088
NovaStar Mortgage Funding Trust
1.513% due 06/25/2035	3,494	2,855
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	1,503	1,503
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.483% due 10/25/2034	1,800	1,512
2.233% due 12/25/2034	1,208	1,040
Race Point CLO Ltd.
1.637% due 12/15/2022	1,125	1,122
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	13,474	6,441
Residential Asset Mortgage Products Trust
0.656% due 12/25/2035	1,593	1,176
0.893% due 10/25/2035	6,890	5,829
Residential Asset Securities Corp. Trust
0.703% due 08/25/2036	15,000	10,846
0.903% due 11/25/2035	4,493	3,218
Securitized Asset-Backed Receivables LLC Trust
0.603% due 08/25/2036	836	333
0.673% due 07/25/2036	5,746	2,913
1.093% due 08/25/2035	5,000	3,219
Soundview Home Loan Trust
0.593% due 10/25/2036	10,286	9,113
0.613% due 02/25/2037	834	314
Specialty Underwriting & Residential Finance Trust
1.408% due 12/25/2035	562	497
Structured Asset Investment Loan Trust
0.563% due 07/25/2036	1,974	1,350

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.583% due 09/25/2036		$5,089	$4,105
1.363% due 06/25/2035		10,000	6,891
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 03/25/2036		911	727
0.603% due 12/25/2036		4,285	3,743
1.939% due 04/25/2035		318	300
Venture CDO Ltd.
0.841% due 07/22/2021		966	944
VOLT LLC
3.500% due 02/25/2055		11,016	10,978
4.250% due 02/26/2046		2,373	2,376
4.250% due 03/26/2046		3,200	3,203
WaMu Asset-Backed Certificates Trust
0.658% due 05/25/2047		8,817	6,554

Total Asset-Backed Securities (Cost $276,977)			271,916

SOVEREIGN ISSUES 6.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	17,432
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	119,400	32,127
0.000% due 10/01/2016 (c)		327,580	85,252
0.000% due 01/01/2017 (c)		5,230	1,319
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	5,136
Mexico Government International Bond
4.750% due 06/14/2018	MXN	15,700	914
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	670,000	5,395
4.750% due 04/17/2019	EUR	1,100	1,118
Slovenia Government International Bond
4.125% due 02/18/2019		$700	740
4.750% due 05/10/2018		6,100	6,459
Spain Government International Bond
2.900% due 10/31/2046	EUR	4,500	5,384

Total Sovereign Issues (Cost $157,302)			161,276

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
GMAC Capital Trust
6.402% due 02/15/2040		58,000	1,422

Total Preferred Securities (Cost $1,361)			1,422

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	$3,400	$3,400
Itau Unibanco Holding S.A.
1.453% due 05/31/2016	1,800	1,799
Sumitomo Mitsui Banking Corp.
0.938% due 04/29/2016	12,000	12,005

		17,204

U.S. TREASURY BILLS 1.8%
0.202% due 04/07/2016 - 04/28/2016 (b)(c)(f)(j)	48,253	48,249

Total Short-Term Instruments (Cost $65,450)		65,453

Total Investments in Securities (Cost $2,696,272)		2,725,119

	SHARES
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	20,194,844	199,545

Total Short-Term Instruments (Cost $199,472)		199,545

Total Investments in Affiliates (Cost $199,472)		199,545

Total Investments 111.5% (Cost $2,895,744)		$2,924,664

Financial Derivative Instruments (g)(i) (5.3%) (Cost or Premiums, net $(10,468))		(138,527)

Other Assets and Liabilities, net (6.2%)		(162,292)

Net Assets 100.0%		$2,623,845

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.130%	03/08/2016	04/15/2016	$(2,295)	$(2,295)
SGY	0.300	03/28/2016	04/04/2016	(4,491)	(4,491)
	0.300	03/29/2016	04/05/2016	(4,869)	(4,869)

Total Reverse Repurchase Agreements					$(11,655)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(10,625) at a weighted average interest rate of (0.187)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$23,600	$(24,140)	$(24,219)
Fannie Mae, TBA	3.500	04/01/2046	47,400	(49,452)	(49,714)
Fannie Mae, TBA	4.000	04/01/2046	83,700	(89,238)	(89,461)

Total Short Sales				$(162,830)	$(163,394)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $12,723 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
JPS	$0	$(2,295)	$0	$(2,295)	$2,340	$45
SGY	0	(9,360)	0	(9,360)	8,955	(405)

Total Borrowings and Other Financing Transactions	$0	$(11,655)	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(11,655)	$0	$0	$(11,655)

Total Borrowings	$0	$(11,655)	$0	$0	$(11,655)

Gross amount of recognized liabilities for reverse repurchase agreements					$(11,655)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.500	05/20/2016	4,987	$43	$79
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.000	05/20/2016	8,439	72	57

				$115	$136

Total Purchased Options				$115	$136

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,814	$(2,572)	$0	$(23)
90-Day Eurodollar June Futures	Short	06/2016	33	(34)	0	0
90-Day Eurodollar September Futures	Short	09/2016	5	(6)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	29	17	21	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	15	(2)	1	0
Euro-Bobl June Futures	Long	06/2016	330	(177)	0	(26)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	666	(2,031)	15	(197)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	299	(95)	20	(92)
Mini MSCI EAFE Index June Futures	Short	06/2016	1,153	(374)	549	(1)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	15	6	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2016	4,987	(318)	0	(390)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	8,439	427	1,846	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	1,136	1,120	426	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	18	16	0	(17)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	43	(60)	46	0
United Kingdom Long Gilt June Futures	Short	06/2016	185	(111)	85	(96)

Total Futures Contracts				$(4,194)	$3,009	$(842)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$42,669	$2,286	$63	$55	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	63,700	1,934	1,200	103	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	176,700	997	293	0	(4)
CDX.IG-25 5-Year Index	1.000	12/20/2020	653,200	3,490	773	0	(40)

				$8,707	$2,329	$158	$(44)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	1,007,800	$1,789	$1,548	$200	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		676,000	(18,122)	(8,136)	0	(437)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		630,100	(27,998)	(14,839)	0	(1,057)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		88,300	(3,285)	(2,961)	0	(202)

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	647,800	$(40,648)	$(16,798)	$0	$(1,618)
Pay	3-Month USD-LIBOR *	2.000	06/15/2023		101,600	3,720	625	265	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,100	(2,029)	(1,615)	0	(110)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		163,500	(8,451)	(9,152)	0	(616)
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	(569)	(504)	0	(31)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		106,500	(15,415)	(12,846)	0	(752)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		42,800	(3,204)	54	0	(296)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	119,200	1,660	937	0	(208)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		3,500	(180)	(74)	3	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(132)	(79)	0	(5)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		38,400	(2,974)	(1,468)	0	(82)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		42,500	(154)	(448)	0	(79)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,700	(218)	(54)	0	(45)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	7,300,000	(923)	(47)	191	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	88,800	15	37	4	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		253,500	174	4	12	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	6	2	0	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	16	7	1	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		21,500	14	8	1	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		38,200	16	15	3	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		207,100	(9)	154	14	0

						$(116,901)	$(65,630)	$694	$(5,538)

Total Swap Agreements						$(108,194)	$(63,301)	$852	$(5,582)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $91,141 and cash of $6,248 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$136	$3,009	$852	$3,997	$0	$(842)	$(5,582)	$(6,424)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016		AUD	1,860	$		1,339	$0	$(86)
	04/2016	$		4,165		AUD	5,533	76	0

BOA	04/2016		EUR	92,513	$		101,953	0	(3,318)
	04/2016		JPY	76,630,834			684,415	3,524	0
	04/2016		NZD	5,373			3,582	0	(132)
	04/2016		SEK	261,318			30,715	0	(1,474)
	04/2016	$		28,220		AUD	37,186	285	0
	04/2016			47,306		DKK	311,632	282	0
	04/2016			12,856		JPY	1,460,000	116	0
	04/2016			3,721		NZD	5,373	0	(7)
	05/2016		BRL	74,635	$		21,282	690	0
	05/2016		CHF	87,602			91,062	0	(157)
	05/2016		DKK	311,632			47,343	0	(284)
	05/2016		ILS	1,498			387	0	(12)
	05/2016		NZD	5,373			3,715	7	0
	05/2016	$		7,462		CNH	48,637	47	0
	05/2016			406		ILS	1,580	15	0
	05/2016		ZAR	6,060	$		410	2	0
	07/2016		DKK	21,564			3,292	0	(10)
	08/2016		CNH	66,517			9,807	0	(418)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	08/2016	$		12,688		CNH	83,796	$193	$0
	10/2016		CNH	381,493	$		58,399	0	(41)

BPS	04/2016		BRL	58,084			15,206	19	(967)
	04/2016		DKK	354,539			52,489	0	(1,652)
	04/2016	$		16,321		BRL	58,084	0	(167)
	04/2016			176		NOK	1,491	4	0
	05/2016		KRW	823,513	$		681	0	(37)
	05/2016		MXN	698,767			39,672	0	(605)
	05/2016		TWD	59,739			1,775	0	(84)
	05/2016	$		1,869		HKD	14,532	5	0
	05/2016			3,068		RUB	207,735	0	(12)
	05/2016			730		SGD	1,023	29	0
	07/2016		BRL	123,172	$		34,243	842	0
	08/2016		CNH	72,787			11,000	0	(188)
	08/2016	$		5,522		CNH	36,224	46	0
	10/2016		BRL	10,700	$		2,545	0	(280)
	10/2016		CNH	32,731			4,879	0	(135)

BRC	05/2016	$		24,265		MXN	432,442	661	(1)
	05/2016			2,135		SGD	3,002	92	0
	05/2016			3,829		TWD	125,687	81	0
	10/2016			13,219		CNH	89,372	472	0

CBK	04/2016		BRL	321,138	$		87,266	0	(2,047)
	04/2016		CAD	1,511			1,092	0	(71)
	04/2016		CHF	260,998			261,582	0	(9,852)
	04/2016		EUR	2,639			2,910	0	(93)
	04/2016		GBP	396,484			553,952	0	(15,497)
	04/2016		JPY	3,602,200			31,982	0	(25)
	04/2016		SEK	53,255			6,206	0	(354)
	04/2016	$		90,152		BRL	321,138	50	(889)
	04/2016			4,908		DKK	33,675	234	0
	04/2016			77,792		EUR	71,227	3,258	0
	05/2016		EUR	168,518	$		191,550	0	(373)
	05/2016		ILS	71,305			18,336	0	(663)
	05/2016		SEK	646,504			79,908	190	0
	05/2016		SGD	48,935			34,975	0	(1,322)
	05/2016	$		86,696		BRL	321,138	1,907	0
	05/2016			387		ILS	1,496	12	0
	05/2016			12,323		TWD	404,441	260	0
	07/2016		BRL	106,356	$		27,661	0	(1,180)
	10/2016			89,140			21,910	0	(1,621)
	10/2016		CNH	298,934			43,848	0	(1,945)
	10/2016	$		49,735		CNH	324,722	8	0

DUB	04/2016		BRL	48,892	$		13,470	81	(208)
	04/2016		DKK	2,670			389	0	(19)
	04/2016		SEK	339,014			39,544	0	(2,215)
	04/2016	$		12,866		BRL	48,892	732	0
	05/2016			3,218			11,700	10	0
	10/2016			7,325		CNH	49,462	252	0
	01/2017		BRL	5,230	$		1,240	0	(107)

GLM	04/2016		AUD	36,507			27,744	0	(241)
	04/2016		BRL	441,788			123,381	1,199	(685)
	04/2016		GBP	8,999			12,559	0	(365)
	04/2016		JPY	792,276			7,059	20	0
	04/2016	$		111,172		BRL	441,788	11,695	0
	04/2016			5,374		CHF	5,302	140	0
	04/2016			2,218		EUR	2,011	71	0
	04/2016			8,064		JPY	915,476	71	0
	04/2016			16,833		NOK	142,669	409	0
	05/2016		ILS	2,540	$		652	0	(25)
	05/2016		NOK	142,669			16,831	0	(408)
	05/2016		SGD	1,755			1,248	0	(54)
	05/2016		TWD	151,879			4,519	0	(206)
	05/2016	$		322		ILS	1,208	0	0
	05/2016			7,064		JPY	792,276	0	(19)
	05/2016			14,404		MXN	251,832	112	0
	05/2016			762		SGD	1,073	34	0
	10/2016		BRL	20,550	$		5,041	0	(383)

HUS	04/2016			78,007			20,570	0	(1,125)
	04/2016		DKK	31,560			4,631	0	(188)

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016		EUR	108,078	$		119,160	$0	$(3,822)
	04/2016	$		21,919		BRL	78,007	0	(224)
	04/2016			2,732		CHF	2,662	37	0
	04/2016			236		CNH	1,540	2	0
	04/2016			598		DKK	3,978	9	0
	04/2016			603,724		JPY	67,949,134	27	0
	05/2016		HKD	617,245	$		79,233	0	(361)
	05/2016		JPY	67,949,134			604,114	0	(129)
	05/2016		SGD	1,051			763	0	(17)
	05/2016		TWD	52,940			1,568	0	(79)
	05/2016	$		5,155		HKD	40,040	8	0
	05/2016			1,095		SGD	1,484	6	0
	08/2016		CNH	111,100	$		16,795	0	(282)
	08/2016	$		13,468		CNH	88,678	163	0
	10/2016		CNH	81,668	$		11,973	0	(538)
	10/2016	$		8,580		CNH	57,131	172	0
	01/2021		BRL	3,010	$		464	0	(87)

JPM	04/2016		CHF	1,867			1,872	0	(69)
	04/2016		EUR	21,482			23,348	0	(1,097)
	04/2016		JPY	3,047,600			27,392	313	0
	04/2016	$		7,066		AUD	9,742	401	0
	04/2016			19,898		CHF	19,874	771	0
	04/2016			33,774		GBP	23,895	545	0
	04/2016			67,745		JPY	7,661,200	327	0
	05/2016		BRL	102,004	$		28,937	794	0
	05/2016		SGD	357			254	0	(11)
	05/2016	$		5,284		BRL	18,875	0	(76)
	05/2016			7,831		CNH	51,058	52	0
	05/2016			763		SGD	1,048	15	0
	05/2016			2,966		TWD	97,418	65	0
	10/2016		BRL	120,790	$		28,392	0	(3,494)
	10/2016		CNH	108,193			15,906	0	(668)
	10/2016	$		7,299		CNH	49,341	260	0

MSB	04/2016		EUR	658,897	$		723,044	0	(26,715)
	04/2016	$		151,236		CHF	147,425	2,084	0
	04/2016			716,773		EUR	632,633	3,100	0
	04/2016			856		SEK	7,083	16	0
	05/2016		BRL	25,062	$		7,113	198	0
	05/2016		CHF	147,425			151,420	0	(2,093)
	05/2016		EUR	632,633			717,387	0	(3,110)
	05/2016	$		16,912		MXN	301,339	457	0
	10/2016		BRL	86,400	$		20,590	0	(2,218)
	10/2016	$		1,726		CNH	11,257	0	(2)

NAB	04/2016		AUD	255,346	$		183,932	0	(11,803)
	04/2016	$		185,378		AUD	241,253	0	(446)
	05/2016		AUD	241,252	$		185,131	446	0

RBC	04/2016	$		1,453		CAD	1,943	43	0
	05/2016		HKD	4,755	$		612	0	(1)

SCX	04/2016		NOK	142,669			16,506	0	(736)
	04/2016	$		648		CNH	4,220	5	0
	04/2016			1,181		DKK	7,925	29	0
	04/2016			9,168		EUR	8,181	141	0
	04/2016			5,773		GBP	4,040	29	0
	04/2016			54,544		JPY	6,087,100	0	(458)
	05/2016		GBP	377,548	$		541,865	0	(435)
	05/2016	$		15,632		CNH	101,936	106	0
	05/2016			7,854		TWD	257,713	164	0
	08/2016		CNH	54,268	$		8,200	0	(142)
	08/2016	$		9,101		CNH	59,939	113	0
	10/2016			5,620			37,986	199	0
	02/2017		CNH	79,154	$		11,432	0	(606)

SOG	04/2016	$		1,554		CNH	10,123	12	0
	04/2016			1,196		TWD	39,253	25	0
	05/2016			190		ILS	725	3	0
	08/2016		CNH	19,175	$		2,900	0	(47)
	08/2016	$		1,504		CNH	9,857	11	0
	10/2016			8,362			56,460	287	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	77

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	04/2016	$	1,165	EUR	1,039	$17	$0
	05/2016	HKD	23,036	$	2,959	0	(12)
	05/2016	TWD	660,536		19,774	0	(777)
	05/2016	$	7,303	CNH	47,579	43	0
	05/2016		941	HKD	7,297	0	0
	08/2016	CNH	15,897	$	2,405	0	(39)
	10/2016		398,739		61,058	0	(24)
	01/2017		66,517		9,682	0	(458)
	02/2017	$	7,335	CNH	48,646	63	0

Total Forward Foreign Currency Contracts						$39,791	$(113,323)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
FBF	Put - OTC CDX.IG-25 5-Year Index	Buy	2.600%	04/20/2016	$	106,500	$ 11	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	14,200	$145	$3
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		800	32	64

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		41,800	437	8

CBK	Call - OTC USD versus JPY		147.500	04/26/2016		92,998	9	0

GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	20,000	782	649

SCX	Call - OTC USD versus CNH	CNH	12.000	05/13/2016	$	58,100	6	1

SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		14,800	621	1,415

							$2,032	$2,140

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	184,000	$64	$17
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		94,500	181	134
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		18,400	936	918

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		151,900	517	712
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	1,832

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		177,300	637	832
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		17,900	491	19

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	2,804

								$7,470	$7,268

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 04/01/2046	$	120.000	04/06/2016	$150,000	$6	$0

JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046		71.000	04/06/2016	104,100	4	0
	Put - OTC Fannie Mae 3.000% due 05/01/2046		70.000	05/05/2016	29,000	1	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046		124.000	04/06/2016	90,000	3	0

						$14	$0

Total Purchased Options						$9,527	$9,408

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$	3,200	$(6)	$0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		3,200	(8)	0

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		4,400	(11)	(1)

							$(25)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	11,400	$(62)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		11,400	(75)	(6)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	14,200	(37)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		17,100	(937)	(709)
	Call - OTC USD versus RUB		108.000	02/22/2017		800	(32)	(13)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	36,400	(222)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		36,400	(222)	(19)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	41,800	(114)	0

DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		3,991	(514)	(208)
	Put - OTC USD versus BRL		5.000	10/19/2017		3,991	(595)	(990)

FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	11,924	(463)	(383)
	Call - OTC EUR versus MXN		22.650	03/21/2017		11,924	(414)	(462)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	11,970	(1,517)	(623)
	Put - OTC USD versus BRL		5.000	10/19/2017		11,970	(1,806)	(2,968)
	Call - OTC USD versus BRL		6.300	01/11/2018		5,017	(267)	(151)

GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	20,000	(639)	(229)
	Put - OTC EUR versus MXN		18.900	03/21/2017		17,600	(714)	(565)
	Call - OTC EUR versus MXN		22.650	03/21/2017		17,600	(576)	(683)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	39,330	(482)	(2,213)

HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,600	(562)	(670)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	39,330	(996)	(8)

SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,100	(576)	(631)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	14,800	(639)	(234)

							$(12,461)	$(11,765)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	3,200	$(11)	$(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		3,200	(14)	(7)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	92,200	(959)	(963)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		20,100	(181)	(233)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		183,900	(1,958)	(1,920)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		39,300	(130)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		7,400	(123)	(140)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		24,600	(394)	(472)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	6,200	(24)	(32)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		6,200	(22)	(10)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	12,400	(213)	(234)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		24,900	(423)	(478)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		17,900	(494)	(959)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		285,400	(3,021)	(3,070)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	4,700	(16)	(24)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		4,700	(20)	(8)

								$(8,003)	$(8,562)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	79

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 852	$0	$12

Total Written Options					$(20,489)	$(20,316)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,730	$734,840	AUD	30,000	CAD	0	EUR	62,816	$(7,244)
Sales	3,553	2,143,191		167,022		50,748		799,368	(36,576)
Closing Buys	(5,283)	(795,975)		(30,000)		(25,374)		(256,573)	12,899
Expirations	0	(888,286)		(73,635)		(25,374)		(284,335)	6,869
Exercised	0	(269,719)		(93,387)		0		(101,728)	3,563

Balance at End of Period	0	$924,051	AUD	0	CAD	0	EUR	219,548	$(20,489)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2018	0.101%	$385	$(8)	$0	$0	$(8)

BRC	Constellation Energy Group, Inc.	(1.000)	06/20/2020	0.226	1,000	(31)	(2)	0	(33)

DUB	Goodrich Corp.	(0.510)	09/20/2016	0.034	2,100	0	(5)	0	(5)

FBF	Kraft Heinz Foods Co.	(1.000)	09/20/2020	0.372	1,500	(38)	(4)	0	(42)

GST	Canadian Natural Resources Ltd.	(1.000)	06/20/2017	0.878	800	25	(26)	0	(1)

JPM	Boston Scientific Corp.	(1.000)	06/20/2020	0.375	3,500	(72)	(20)	0	(92)

	Cigna Corp.	(1.000)	03/20/2021	0.287	200	(6)	(1)	0	(7)

						$(130)	$(58)	$0	$(188)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR	2,500	$(17)	$23	$6	$0

BPS	Dell, Inc.	1.000	09/20/2019	3.331	$	400	(18)	(12)	0	(30)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	900	(12)	14	2	0

BRC	Brazil Government International Bond	1.000	12/20/2016	0.629	$	1,300	(16)	20	4	0

CBK	Dell, Inc.	1.000	09/20/2019	3.331		7,200	(372)	(171)	0	(543)
	Sprint Communications, Inc.	5.000	09/20/2019	10.192		4,000	390	(953)	0	(563)

DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		6,300	(138)	53	0	(85)
	Brazil Government International Bond	1.000	12/20/2016	0.629		1,400	(18)	22	4	0

GST	Brazil Government International Bond	1.000	12/20/2016	0.629		2,800	(36)	45	9	0
	Greece Government International Bond	1.000	12/20/2016	14.469		1,200	(262)	147	0	(115)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	800	(11)	13	2	0

JPM	Brazil Government International Bond	1.000	12/20/2016	0.629	$	1,100	(13)	16	3	0
	Volvo Treasury AB	1.000	03/20/2021	1.088	EUR	1,200	(65)	59	0	(6)

							$(588)	$(724)	$30	$(1,342)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (6)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$54	$(5)	$49	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	53	(4)	49	0

GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	665	(76)	589	0

					$772	$(85)	$687	$0

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	6,900	$(7)	$(117)	$0	$(124)

BPS	Pay	1-Year BRL-CDI	12.600	01/04/2021	BRL	175,700	15	(1,843)	0	(1,828)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	10,300	(2)	(177)	0	(179)

BRC	Receive	1-Year BRL-CDI	14.145	01/04/2021	BRL	173,900	0	(497)	0	(497)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	140	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		6,300	(11)	379	368	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	1	0	0	0	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		159,300	343	(1,738)	0	(1,395)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,100	(2)	(297)	0	(299)

DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,168	(2)	70	68	0
	Pay	1-Year BRL-CDI	12.600	01/04/2021	BRL	73,900	3	(772)	0	(769)

FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	9	10	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	52,800	(5)	(447)	0	(452)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,240	0	127	127	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	82,100	62	(781)	0	(719)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,300	(50)	(410)	0	(460)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		14,400	(1)	(215)	0	(216)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		60,800	(4)	(1,802)	0	(1,806)

HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	22,600	(9)	(280)	0	(289)

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		800	(1)	48	47	0

UAG	Receive	3-Month EUR-EXT-CPI Index	0.740	01/28/2020	EUR	4,800	(6)	(88)	0	(94)

							$325	$(8,793)	$659	$(9,127)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	NDDUEAFE Index	29,456	3-Month USD-LIBOR plus a specified spread	05/13/2016	$	154,761		$(17,045)	$0	$(17,045)

BPS	Receive	NDDUEAFE Index	62,325	3-Month USD-LIBOR plus a specified spread	02/23/2017		275,286		16,291	16,291	0

DUB	Receive	NDDUEAFE Index	43,063	3-Month USD-LIBOR plus a specified spread	05/31/2016		232,978		(31,578)	0	(31,578)
	Receive	NDDUEAFE Index	61,120	3-Month USD-LIBOR plus a specified spread	06/15/2016		320,740		(34,701)	0	(34,701)
	Receive	NDDUEAFE Index	33,465	3-Month USD-LIBOR plus a specified spread	06/30/2016		174,557		(17,909)	0	(17,909)
	Receive	NDDUEAFE Index	59,510	3-Month USD-LIBOR plus a specified spread	11/15/2016		259,395		19,098	19,098	0
	Receive	NDDUEAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	01/19/2017		247,593		(9,991)	0	(9,991)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	81

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	137,864	3-Month USD-LIBOR plus a specified spread	02/16/2017	$	608,499		$36,363	$36,363	$0

FBF	Receive	NDDUEAFE Index	25,740	3-Month USD-LIBOR plus a specified spread	04/29/2016		131,798		(11,452)	0	(11,452)
	Receive	NDDUEAFE Index	24,870	3-Month USD-LIBOR plus a specified spread	06/15/2016		115,131		1,313	1,313	0
	Receive	NDDUEAFE Index	32,933	3-Month USD-LIBOR plus a specified spread	06/30/2016		159,043		(5,090)	0	(5,090)

UBS	Receive	NDDUEAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/23/2017		108,656		12,322	12,322	0

									$(42,379)	$85,387	$(127,766)

Total Swap Agreements								$379	$(52,039)	$86,763	$(138,423)

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $153,784 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
AZD	$76	$0	$0	$76	$(86)	$0	$0	$(86)	$(10)	$0	$(10)
BOA	5,161	67	55	5,283	(5,853)	(728)	(17,177)	(23,758)	(18,475)	18,009	(466)
BPS	945	8	16,293	17,246	(4,127)	(38)	(2,037)	(6,202)	11,044	(9,460)	1,584
BRC	1,306	0	4	1,310	(1)	0	(530)	(531)	779	(260)	519
CBK	5,919	1,069	431	7,419	(35,932)	(1,196)	(2,800)	(39,928)	(32,509)	34,740	2,231
DUB	1,075	0	55,533	56,608	(2,549)	(1,198)	(95,038)	(98,785)	(42,177)	(35,840)	(78,017)
FBF	0	0	1,323	1,323	0	(4,587)	(17,036)	(21,623)	(20,300)	18,616	(1,684)
GLM	13,751	3,193	127	17,071	(2,386)	(6,264)	(3,201)	(11,851)	5,220	(3,740)	1,480
GST	0	0	600	600	0	(1)	(116)	(117)	483	(330)	153
HUS	424	0	0	424	(6,852)	(678)	(289)	(7,819)	(7,395)	6,620	(775)
JPM	3,543	851	28	4,422	(5,415)	(1,659)	(105)	(7,179)	(2,757)	2,250	(507)
MSB	5,855	0	0	5,855	(34,138)	0	0	(34,138)	(28,283)	26,454	(1,829)
MYC	0	2,804	47	2,851	0	(3,102)	0	(3,102)	(251)	379	128
NAB	446	0	0	446	(12,249)	0	0	(12,249)	(11,803)	11,772	(31)
RBC	43	0	0	43	(1)	0	0	(1)	42	0	42
SCX	786	1	0	787	(2,377)	0	0	(2,377)	(1,590)	1,125	(465)
SOG	338	1,415	0	1,753	(47)	(865)	0	(912)	841	(480)	361
UAG	123	0	0	123	(1,310)	0	(94)	(1,404)	(1,281)	(11,780)	(13,061)
UBS	0	0	12,322	12,322	0	0	0	0	12,322	0	12,322

Total Over the Counter	$39,791	$9,408	$86,763	$135,962	$(113,323)	$(20,316)	$(138,423)	$(272,062)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$136	$136
Futures	0	0	549	0	2,460	3,009
Swap Agreements	0	158	0	0	694	852

	$0	$158	$549	$0	$3,290	$3,997

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,791	$0	$39,791
Purchased Options	0	0	0	2,140	7,268	9,408
Swap Agreements	0	717	85,387	0	659	86,763

	$0	$717	$85,387	$41,931	$7,927	$135,962

	$0	$875	$85,936	$41,931	$11,217	$139,959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1	$0	$841	$842
Swap Agreements	0	44	0	0	5,538	5,582

	$0	$44	$1	$0	$6,379	$6,424

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$113,323	$0	$113,323
Written Options	0	1	0	11,753	8,562	20,316
Swap Agreements	0	1,530	127,766	0	9,127	138,423

	$0	$1,531	$127,766	$125,076	$17,689	$272,062

	$0	$1,575	$127,767	$125,076	$24,068	$278,486

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(383)	$(383)
Written Options	0	0	48	0	1,160	1,208
Futures	0	0	(42,218)	0	13,718	(28,500)
Swap Agreements	0	(3,327)	0	0	(39,307)	(42,634)

	$0	$(3,327)	$(42,170)	$0	$(24,812)	$(70,309)
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,048	$0	$30,048
Purchased Options	0	(203)	0	(1,922)	278	(1,847)
Written Options	0	351	0	8,328	2,281	10,960
Swap Agreements	0	1,143	(122,091)	(18)	(24,647)	(145,613)

	$0	$1,291	$(122,091)	$36,436	$(22,088)	$(106,452)

	$0	$(2,036)	$(164,261)	$36,436	$(46,900)	$(176,761)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Written Options	0	0	0	0	140	140
Futures	0	0	(375)	0	(3,789)	(4,164)
Swap Agreements	0	2,090	0	0	(49,111)	(47,021)

	$0	$2,090	$(375)	$0	$(52,759)	$(51,044)
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(122,631)	$0	$(122,631)
Purchased Options	0	38	0	280	351	669
Written Options	0	24	0	1,206	(674)	556
Swap Agreements	0	(1,001)	(86,439)	7	(6,359)	(93,792)

	$0	$(939)	$(86,439)	$(121,138)	$(6,682)	$(215,198)

	$0	$1,151	$(86,814)	$(121,138)	$(59,441)	$(266,242)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	83

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,521	$0	$4,521
Corporate Bonds & Notes
Banking & Finance	0	379,931	0	379,931
Industrials	0	92,113	0	92,113
Utilities	0	101,707	0	101,707
Municipal Bonds & Notes
California	0	1,752	0	1,752
Illinois	0	1,915	0	1,915
U.S. Government Agencies	0	158,932	0	158,932
U.S. Treasury Obligations	0	1,343,537	0	1,343,537
Non-Agency Mortgage-Backed Securities	0	140,644	0	140,644
Asset-Backed Securities	0	268,713	3,203	271,916
Sovereign Issues	0	161,276	0	161,276
Preferred Securities
Banking & Finance	1,422	0	0	1,422
Short-Term Instruments
Certificates of Deposit	0	17,204	0	17,204
U.S. Treasury Bills	0	48,249	0	48,249
	$1,422	$2,720,494	$3,203	$2,725,119

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$199,545	$0	$0	$199,545

Total Investments	$200,967	$2,720,494	$3,203	$2,924,664

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(163,394)	$0	$(163,394)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,009	988	0	3,997
Over the counter	0	135,962	0	135,962
	$3,009	$136,950	$0	$139,959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(842)	(5,582)	0	(6,424)
Over the counter	0	(272,062)	0	(272,062)
	$(842)	$(277,644)	$0	$(278,486)

Totals	$203,134	$2,416,406	$3,203	$2,622,743

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%

CORPORATE BONDS & NOTES 49.3%

BANKING & FINANCE 12.3%
American International Group, Inc.
4.500% due 07/16/2044	$3,000	$2,841
Aviation Loan Trust
2.744% due 12/15/2022	1,104	1,005
Banco do Brasil S.A.
6.000% due 01/22/2020	1,300	1,323
Bank of America Corp.
4.100% due 07/24/2023	300	317
6.250% due 09/05/2024 (c)	2,000	1,962
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	1,800	1,828
Barclays Bank PLC
7.625% due 11/21/2022	1,300	1,400
10.179% due 06/12/2021	740	942
Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	769
BNP Paribas S.A.
7.625% due 03/30/2021 (c)	800	806
BPCE S.A.
4.500% due 03/15/2025	900	893
4.625% due 07/11/2024	1,200	1,177
Carlyle Holdings Finance LLC
5.625% due 03/30/2043	1,100	1,199
Citigroup, Inc.
6.625% due 06/15/2032	600	703
8.125% due 07/15/2039	780	1,158
CME Group, Inc.
5.300% due 09/15/2043	1,200	1,438
Credit Agricole S.A.
7.875% due 01/23/2024 (c)	800	759
Credit Suisse Group AG
7.500% due 12/11/2023 (c)	800	790
Fidelity National Financial, Inc.
5.500% due 09/01/2022	2,800	3,045
FMR LLC
4.950% due 02/01/2033	2,000	2,078
GE Capital International Funding Co.
4.418% due 11/15/2035	4,086	4,431
Goldman Sachs Group, Inc.
3.850% due 07/08/2024	1,400	1,450
5.375% due 05/10/2020 (c)	1,400	1,356
HBOS PLC
6.750% due 05/21/2018	1,900	2,060
HSBC Holdings PLC
6.375% due 09/17/2024 (c)	1,800	1,674
6.500% due 09/15/2037	1,500	1,768
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	3,000	3,143
JPMorgan Chase & Co.
5.000% due 07/01/2019 (c)	2,400	2,295
5.300% due 05/01/2020 (c)	500	502
5.500% due 10/15/2040	600	725
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)	634	629
MetLife, Inc.
10.750% due 08/01/2069	2,000	3,045
Navient Corp.
5.625% due 08/01/2033	1,000	710
Pacific Life Insurance Co.
9.250% due 06/15/2039	1,200	1,737
Progressive Corp.
3.700% due 01/26/2045	1,400	1,364

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prudential Financial, Inc.
4.600% due 05/15/2044	$1,500	$1,506
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)	1,900	2,232
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,067
3.900% due 05/01/2045	700	702
4.900% due 11/17/2045	700	753
5.606% due 01/15/2044	200	230
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	915
6.600% due 01/15/2038	400	530
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,470
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,511

		65,238

INDUSTRIALS 22.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	2,997
AbbVie, Inc.
4.400% due 11/06/2042	3,100	3,145
Altria Group, Inc.
9.250% due 08/06/2019	89	110
9.950% due 11/10/2038	933	1,646
Amazon.com, Inc.
4.950% due 12/05/2044	1,400	1,620
American Airlines Pass-Through Trust
4.375% due 04/01/2024	727	721
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,367
6.900% due 06/01/2038	1,600	2,090
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	883
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,153
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	632
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,591
Apple, Inc.
3.850% due 05/04/2043	1,300	1,268
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	546
Becton Dickinson and Co.
3.734% due 12/15/2024	1,400	1,494
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,547
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,472
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,451
4.800% due 08/01/2045	700	719
Comcast Corp.
6.400% due 05/15/2038	50	67
6.500% due 11/15/2035	200	266
6.550% due 07/01/2039	2,000	2,721
6.950% due 08/15/2037	700	984
7.050% due 03/15/2033	600	831
Cox Communications, Inc.
8.375% due 03/01/2039	1,600	1,831
CVS Pass-Through Trust
4.704% due 01/10/2036	3,293	3,440
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	902

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Devon Financing Co. LLC
7.875% due 09/30/2031	$400	$393
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,366
Domtar Corp.
6.750% due 02/15/2044	1,500	1,531
Dow Chemical Co.
9.400% due 05/15/2039	100	152
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	1,840
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,198
Encana Corp.
6.500% due 08/15/2034	2,000	1,701
Energy Transfer Partners LP
4.050% due 03/15/2025	1,800	1,588
6.625% due 10/15/2036	500	460
7.500% due 07/01/2038	400	388
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,328
5.750% due 03/01/2035	200	205
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,875
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	305
General Electric Co.
6.750% due 03/15/2032	831	1,137
6.875% due 01/10/2039	344	500
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,464
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	647
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,505
Kraft Heinz Foods Co.
6.500% due 02/09/2040	800	1,002
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,202
Masco Corp.
7.750% due 08/01/2029	2,400	2,718
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,352
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,292
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,525
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,475
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	823
Newmont Mining Corp.
6.250% due 10/01/2039	382	383
ONEOK Partners LP
6.200% due 09/15/2043	2,000	1,827
Oracle Corp.
4.125% due 05/15/2045	1,900	1,947
4.500% due 07/08/2044	1,500	1,615
Pfizer, Inc.
7.200% due 03/15/2039	670	981
Pride International, Inc.
7.875% due 08/15/2040	200	108
QVC, Inc.
5.950% due 03/15/2043	2,100	1,837
Reynolds American, Inc.
6.150% due 09/15/2043	2,000	2,470
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,010

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	85

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
4.950% due 01/15/2042	$1,500	$1,678
SES S.A.
5.300% due 04/04/2043	1,800	1,677
Southern Copper Corp.
5.250% due 11/08/2042	1,000	825
Suncor Energy, Inc.
6.500% due 06/15/2038	200	216
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	735
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	102
8.375% due 06/15/2032	2,400	2,600
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	34
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,794
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,747
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,297	1,291
5.875% due 11/15/2040	400	415
6.550% due 05/01/2037	700	771
Time Warner, Inc.
4.650% due 06/01/2044	200	196
6.250% due 03/29/2041	100	116
6.500% due 11/15/2036	2,469	2,873
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	106
7.250% due 08/15/2038	300	348
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	490	539
United Airlines Pass-Through Trust
4.000% due 10/11/2027	970	1,003
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,782
Vale Overseas Ltd.
6.250% due 01/23/2017	200	204
6.875% due 11/10/2039	1,600	1,257
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	150	123
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,038	2,111
Viacom, Inc.
5.250% due 04/01/2044	1,400	1,264
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,400	1,676
6.200% due 04/15/2038	900	1,221
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,311
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,113
8.750% due 03/15/2032	137	123
Williams Partners LP
4.900% due 01/15/2045	1,500	1,080

		121,975

UTILITIES 14.1%
Alabama Power Co.
3.750% due 03/01/2045	1,300	1,278
Anadarko Finance Co.
7.500% due 05/01/2031	900	977
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,703
7.000% due 04/01/2038	100	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
4.750% due 05/15/2046	$1,000	$980
4.800% due 06/15/2044	2,400	2,358
5.350% due 09/01/2040	3,618	3,808
6.300% due 01/15/2038	1,000	1,151
6.550% due 02/15/2039	600	712
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	482
6.500% due 09/15/2037	1,600	2,094
British Telecommunications PLC
9.625% due 12/15/2030	600	941
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,205
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,244
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	551
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	910
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	2,125
FirstEnergy Corp.
7.375% due 11/15/2031	400	494
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,049
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	587
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,676
Majapahit Holding BV
7.750% due 01/20/2020	900	1,030
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,072
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,344
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	241
6.050% due 03/01/2034	3,201	4,095
PacifiCorp
6.000% due 01/15/2039	1,300	1,678
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	1,880
7.875% due 03/15/2019	1,700	1,635
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,350
5.625% due 01/23/2046	1,100	929
6.500% due 06/02/2041	1,000	947
Plains All American Pipeline LP
6.650% due 01/15/2037	100	93
Progress Energy, Inc.
7.750% due 03/01/2031	400	545
Shell International Finance BV
3.625% due 08/21/2042	1,100	987
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,341
Southern California Edison Co.
5.625% due 02/01/2036	200	246
6.000% due 01/15/2034	300	380
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,560
Verizon Communications, Inc.
4.672% due 03/15/2055	3,422	3,300
4.862% due 08/21/2046	3,040	3,220
5.012% due 08/21/2054	11,500	11,590
6.400% due 09/15/2033	144	178
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Electric Power Co.
4.300% due 12/15/2045	$2,400	$2,623

		75,328

Total Corporate Bonds & Notes (Cost $262,483)		262,541

MUNICIPAL BONDS & NOTES 4.8%

CALIFORNIA 2.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,917
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	589
7.500% due 04/01/2034	600	878
7.550% due 04/01/2039	1,000	1,532
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	215
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,183
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	138
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,174
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,054

		11,680

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,685

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,779

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,198

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	230

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	537

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	530
6.814% due 11/15/2040	1,400	1,956

		2,486

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	$300	$336

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,475
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	94

		2,569

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	85

Total Municipal Bonds & Notes (Cost $22,531)		25,585

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	20,000	12,955
0.633% due 10/27/2037	229	228
3.980% due 07/01/2021	2,500	2,746
5.625% due 04/17/2028	100	132
6.210% due 08/06/2038	9,643	14,618
6.250% due 05/15/2029	2,200	3,144
Financing Corp.
8.600% due 09/26/2019	1,470	1,847
Freddie Mac
0.000% due 03/15/2031 (a)	1,100	703
5.000% due 04/15/2038	178	198
6.250% due 07/15/2032	500	732
6.750% due 03/15/2031	2,800	4,236
Ginnie Mae
3.500% due 11/20/2044	1,376	1,411
5.500% due 10/20/2037	476	597
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	3,100	4,028
Residual Funding Corp. Strips (a)
0.000% due 10/15/2020 - 04/15/2030	16,700	12,727
Resolution Funding Corp. Strips (a)
0.000% due 01/15/2030 - 04/15/2030	2,300	1,553
Small Business Administration
5.290% due 12/01/2027	223	249
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,140
4.875% due 01/15/2048	1,050	1,252
5.250% due 09/15/2039	400	512
5.375% due 04/01/2056	650	839
5.880% due 04/01/2036	3,000	4,090

Total U.S. Government Agencies (Cost $60,897)		69,937

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Bonds
2.500% due 02/15/2046	2,600	2,535
2.750% due 08/15/2042 (g)	9,800	10,126
2.875% due 05/15/2043 (e)	13,737	14,485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/15/2045 (g)	$3,400	$3,669
3.000% due 11/15/2045	36,075	38,961
3.125% due 02/15/2043 (e)	28,200	31,255
4.375% due 05/15/2040 (g)	1,200	1,616
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045 (g)	4,225	4,100
1.375% due 02/15/2044 (g)	10,267	11,523
U.S. Treasury Notes
2.250% due 11/15/2025	2,250	2,343
U.S. Treasury Strips (a)
0.000% due 05/15/2032	1,100	753
0.000% due 11/15/2032	7,400	4,979
0.000% due 08/15/2033	2,500	1,643
0.000% due 11/15/2033	500	326
0.000% due 05/15/2034	600	384
0.000% due 11/15/2034	200	126
0.000% due 08/15/2040	18,800	9,949
0.000% due 11/15/2040	12,200	6,381
0.000% due 08/15/2042	2,600	1,280
0.000% due 05/15/2043	7,000	3,382
0.000% due 11/15/2043	1,000	482
0.000% due 11/15/2044	13,200	6,029
0.000% due 02/15/2045	200	90

Total U.S. Treasury Obligations (Cost $142,176)		156,417

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,403
Banc of America Alternative Loan Trust
6.000% due 01/25/2034	2,766	2,844
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,193
5.122% due 08/10/2035	700	697
Citigroup Mortgage Loan Trust, Inc.
2.885% due 03/25/2034	144	142
DBUBS Mortgage Trust
1.788% due 07/12/2044	1,292	1,280
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	253	258
Hudsons Bay Simon JV Trust
5.447% due 08/05/2034	1,400	1,427
IndyMac Mortgage Loan Trust
0.613% due 07/25/2047	197	129
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	1,200	1,254
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,396	1,469
RBSSP Resecuritization Trust
2.428% due 12/25/2035	2,037	2,036
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043	1,600	1,569
Structured Asset Mortgage Investments Trust
0.623% due 07/25/2046 ^	87	68
0.653% due 05/25/2036	160	118
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,415

Total Non-Agency Mortgage-Backed Securities (Cost $17,076)		17,302

ASSET-BACKED SECURITIES 0.5%
SLM Student Loan Trust
2.119% due 04/25/2023	248	246
Specialty Underwriting & Residential Finance Trust
0.823% due 12/25/2036	1,400	1,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VOLT LLC
4.250% due 03/26/2046		$1,300	$1,301

Total Asset-Backed Securities (Cost $2,710)			2,684

SOVEREIGN ISSUES 2.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	829
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,266
Mexico Government International Bond
3.600% due 01/30/2025		3,189	3,261
4.600% due 01/23/2046		534	523
6.050% due 01/11/2040		774	910
7.750% due 05/29/2031	MXN	31,600	2,066
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,737
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,210

Total Sovereign Issues (Cost $11,471)			11,802

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		463	25

Total Common Stocks (Cost $13)			25

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.1%
			275

Total Short-Term Instruments (Cost $275)			275

Total Investments in Securities (Cost $519,632)			546,568

INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		921,002	9,100

Total Short-Term Instruments (Cost $9,099)			9,100

Total Investments in Affiliates (Cost $9,099)			9,100

Total Investments 104.4% (Cost $528,731)			$555,668

Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(210))			(338)

Other Assets and Liabilities, net (4.3%)			(22,984)

Net Assets 100.0%			$532,346

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	87

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon bond.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$275	U.S. Treasury Notes 2.250% due 07/31/2021	$(284)	$275	$275

Total Repurchase Agreements						$(284)	$275	$275

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	01/15/2016	04/15/2016	$(10,769)	$(10,782)
BOS	0.650	01/27/2016	04/27/2016	(7,166)	(7,175)
BSN	0.590	02/08/2016	04/08/2016	(7,837)	(7,844)
GRE	0.660	02/16/2016	04/18/2016	(2,570)	(2,572)

Total Reverse Repurchase Agreements					$(28,373)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.638%	01/22/2016	04/18/2016	$(1,082)	$(1,069)

Total Sale-Buyback Transactions					$(1,069)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(58,536) at a weighted average interest rate of 0.382%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	6.000%	04/01/2046	$1,000	$(1,138)	$(1,140)

Total Short Sales				$(1,138)	$(1,140)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(e)	Securities with an aggregate market value of $30,102 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(10,782)	$0	$(10,782)	$10,838	$56
BOS	0	(7,175)	0	(7,175)	7,037	(138)
BSN	0	(7,844)	0	(7,844)	7,869	25
GRE	0	(2,572)	0	(2,572)	2,549	(23)
SSB	275	0	0	275	(284)	(9)

Master Securities Forward Transaction Agreement
TDM	0	0	(1,069)	(1,069)	1,108	39

Total Borrowings and Other Financing Transactions	$275	$(28,373)	$(1,069)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(28,373)	$0	$0	$(28,373)

Total	$0	$(28,373)	$0	$0	$(28,373)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,069)	0	0	(1,069)

Total	$0	$(1,069)	$0	$0	$(1,069)

Total Borrowings	$0	$(29,442)	$0	$0	$(29,442)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(29,442)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/22/2016	12	$(4)	$0

Total Written Options				$(4)	$0

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
Description					Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2016	2,305	$6,028	$0	$(427)
S&P 500 Index June Futures	Long	06/2016	503	6,792	0	(465)

Total Futures Contracts				$12,820	$0	$(892)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$55	$(126)	$0	$(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020	14,300	81	186	0	(1)
CDX.IG-25 5-Year Index	1.000	12/20/2020	3,400	18	29	0	0

				$154	$89	$0	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$ 10,800	$(438)	$(63)	$0	$(13)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	2,200	(164)	(30)	0	(8)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	31,650	(1,649)	(302)	0	(118)
Pay	28-Day MXN-TIIE	8.300	02/07/2019	MXN 26,800	152	(125)	0	0

					$(2,099)	$(520)	$0	$(139)

Total Swap Agreements					$(1,945)	$(431)	$0	$(141)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(g)	Securities with an aggregate market value of $24,336 and cash of $2,673 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(892)	$(141)	$(1,033)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		JPY	3,800	$		34	$0	$0

BRC	05/2016		MXN	34,963			1,961	0	(54)

CBK	04/2016		EUR	3,681			4,091	0	(97)
	05/2016		CAD	388			280	0	(18)
	05/2016	$		2,106		MXN	37,650	64	0
	05/2016			880		RUB	62,674	42	0

HUS	05/2016			377			26,835	18	0

MSB	04/2016		EUR	1,027	$		1,127	0	(42)

UAG	04/2016	$		5,272		EUR	4,708	85	0
	05/2016		EUR	4,708	$		5,277	0	(85)

Total Forward Foreign Currency Contracts								$209	$(296)

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	3,500	$308	$31

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017		5,400	454	47

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		16,150	57	76

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017		3,600	317	31

								$1,136	$185

Total Purchased Options								$1,136	$185

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.300%	06/15/2016	$	5,200	$(7)	$(5)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.400	06/15/2016		10,200	(12)	(8)

GST	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	4,650	(5)	(5)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		4,650	(10)	(8)

JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.150	06/15/2016	$	10,450	(15)	(8)

							$(49)	$(34)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	7,700	$(320)	$(20)

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.380	04/07/2016		7,500	(59)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.440	04/11/2016		1,200	(9)	0

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017		11,700	(469)	(30)

GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.030	04/18/2016		700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		3,400	(57)	(64)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017		7,800	(324)	(20)

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	04/11/2016		1,700	(14)	(1)

								$(1,254)	$(136)

Total Written Options								$(1,342)	$(171)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$133,900	EUR	0	$(1,872)
Sales	12	53,150		9,300	(272)
Closing Buys	0	(109,400)		0	762
Expirations	0	(3,200)		0	19
Exercised	0	(2,600)		0	17

Balance at End of Period	12	$71,850	EUR	9,300	$(1,346)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR less a specified spread	03/23/2017	$	34,787	$768	$768	$0

Total Swap Agreements								$768	$768	$0

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	91

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral received/(pledged) as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Received/ (Pledged)	Net Exposure (2)
BOA	$0	$31	$0	$31	$0	$(20)	$0	$(20)	$11	$0	$11
BPS	0	0	768	768	0	0	0	0	768	(850)	(82)
BRC	0	0	0	0	(54)	(5)	0	(59)	(59)	0	(59)
CBK	106	0	0	106	(115)	(10)	0	(125)	(19)	0	(19)
DUB	0	47	0	47	0	(30)	0	(30)	17	(40)	(23)
GLM	0	76	0	76	0	(64)	0	(64)	12	0	12
GST	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
HUS	18	0	0	18	0	0	0	0	18	0	18
JPM	0	31	0	31	0	(28)	0	(28)	3	0	3
MSB	0	0	0	0	(42)	0	0	(42)	(42)	0	(42)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
UAG	85	0	0	85	(85)	0	0	(85)	0	0	0

Total Over the Counter	$209	$185	$768	$1,162	$(296)	$(171)	$0	$(467)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Purchased Options	0	0	0	0	185	185
Swap Agreements	0	0	768	0	0	768

	$0	$0	$768	$209	$185	$1,162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$892	$0	$0	$892
Swap Agreements	0	2	0	0	139	141

	$0	$2	$892	$0	$139	$1,033

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$296	$0	$296
Written Options	0	34	0	0	137	171

	$0	$34	$0	$296	$137	$467

	$0	$36	$892	$296	$276	$1,500

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(1,293)	$0	$(1,476)	$(2,769)
Swap Agreements	0	(354)	0	0	(1,752)	(2,106)

	$0	$(354)	$(1,293)	$0	$(3,228)	$(4,875)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(52)	$0	$(52)
Written Options	0	0	0	0	689	689
Swap Agreements	0	0	(116)	0	0	(116)

	$0	$0	$(116)	$(52)	$689	$521

	$0	$(354)	$(1,409)	$(52)	$(2,539)	$(4,354)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	10,863	0	(415)	10,448
Swap Agreements	0	88	0	0	417	505

	$0	$88	$10,863	$0	$6	$10,957

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(719)	$0	$(719)
Purchased Options	0	0	0	0	(383)	(383)
Written Options	0	16	0	0	440	456
Swap Agreements	0	0	511	0	0	511

	$0	$16	$511	$(719)	$57	$(135)

	$0	$104	$11,374	$(719)	$63	$10,821

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$65,238	$0	$65,238
Industrials	0	121,975	0	121,975
Utilities	0	75,328	0	75,328
Municipal Bonds & Notes
California	0	11,680	0	11,680
Georgia	0	3,685	0	3,685
Illinois	0	2,779	0	2,779
Michigan	0	1,198	0	1,198
Nevada	0	230	0	230
New Jersey	0	537	0	537
New York	0	2,486	0	2,486
North Carolina	0	336	0	336
Ohio	0	2,569	0	2,569
West Virginia	0	85	0	85
U.S. Government Agencies	0	69,937	0	69,937
U.S. Treasury Obligations	0	156,417	0	156,417
Non-Agency Mortgage-Backed Securities	0	17,302	0	17,302
Asset-Backed Securities	0	1,383	1,301	2,684
Sovereign Issues	0	11,802	0	11,802
Common Stocks
Financials	25	0	0	25
Short-Term Instruments
Repurchase Agreements	0	275	0	275
	$25	$545,242	$1,301	$546,568

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,100	$0	$0	$9,100

Total Investments	$9,125	$545,242	$1,301	$555,668

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,140)	$0	$(1,140)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,162	$0	$1,162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(892)	(141)	0	(1,033)
Over the counter	0	(467)	0	(467)
	$(892)	$(608)	$0	$(1,500)

Totals	$8,233	$544,656	$1,301	$554,190

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	93

Schedule of Investments PIMCO StocksPLUS® Short Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.4%

BANK LOAN OBLIGATIONS 0.6%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,900	$1,893
Charter Communications Operating LLC
3.250% due 08/24/2021		1,700	1,699
Chrysler Group LLC
3.500% due 05/24/2017		4,730	4,734
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		2,167	2,151
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		1,350	1,350

Total Bank Loan Obligations (Cost $11,816)			11,827

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 24.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		700	708
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,135
American International Group, Inc.
4.125% due 02/15/2024		300	313
ASIF SRL
3.000% due 02/17/2017	EUR	3,100	3,599
Banco del Estado de Chile
4.125% due 10/07/2020 (g)		$13,000	13,767
Bank of America Corp.
0.321% due 09/14/2018	EUR	16,500	18,444
0.947% due 08/15/2016		$4,500	4,493
1.239% due 08/25/2017		36,000	35,867
1.394% due 09/15/2026		20,900	18,069
3.875% due 03/22/2017		12,900	13,202
Bank One Capital
8.750% due 09/01/2030		325	470
Barclays Bank PLC
10.179% due 06/12/2021		18,300	23,287
14.000% due 06/15/2019 (e)	GBP	6,700	12,187
BBVA Bancomer S.A.
6.750% due 09/30/2022		$22,300	24,807
Bear Stearns Cos. LLC
1.008% due 11/21/2016		13,669	13,665
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	775
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,586
Citigroup, Inc.
0.906% due 06/09/2016		$35,500	35,481
5.950% due 05/15/2025 (e)		2,700	2,602
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	239
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		2,000	2,115
Eksportfinans ASA
2.375% due 05/25/2016		22,310	22,335
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,247
Ford Motor Credit Co. LLC
1.154% due 09/08/2017		10,300	10,172
4.134% due 08/04/2025		10,200	10,622
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	25,675
4.750% due 08/15/2017		6,800	7,022
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		1,800	1,821
3.750% due 05/22/2025		600	616
HBOS PLC
1.336% due 09/06/2017		900	894

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank USA N.A.
6.000% due 08/09/2017		$14,400	$15,159
HSBC USA, Inc.
1.390% due 08/07/2018		1,800	1,788
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,391
JPMorgan Chase & Co.
1.071% due 05/30/2017	GBP	7,700	11,006
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,627	7,038
KBC Bank NV
8.000% due 01/25/2023		800	866
Morgan Stanley
3.875% due 04/29/2024		2,900	3,048
4.000% due 07/23/2025		4,900	5,136
National City Bank
1.006% due 06/07/2017		700	695
Nationwide Building Society
3.900% due 07/21/2025		800	846
Navient Corp.
8.000% due 03/25/2020		10,700	10,673
8.450% due 06/15/2018		500	537
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	22,600	3,450
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	5,517
11.000% due 06/30/2019 (e)		$10,690	12,867
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		900	985
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		161,485	37,613
UBS AG
5.125% due 05/15/2024		200	203
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		14,800	14,837
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	1,100	1,227
Wells Fargo & Co.
2.600% due 07/22/2020		$1,600	1,639

			464,736

INDUSTRIALS 3.0%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,209
2.500% due 05/14/2020		700	714
3.200% due 11/06/2022		200	207
3.600% due 05/14/2025		400	421
4.500% due 05/14/2035		300	313
4.700% due 05/14/2045		400	427
Actavis Funding SCS
2.350% due 03/12/2018		3,400	3,441
3.000% due 03/12/2020		3,000	3,094
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,800	1,852
3.650% due 02/01/2026		2,400	2,527
Braskem Finance Ltd.
5.750% due 04/15/2021		2,300	2,208
CCO Safari LLC
3.579% due 07/23/2020		500	511
4.464% due 07/23/2022		800	839
4.908% due 07/23/2025		1,600	1,691
6.384% due 10/23/2035		400	442
6.484% due 10/23/2045		700	781
6.834% due 10/23/2055		200	217
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Health Corp.
2.800% due 07/20/2020		$500	$520
3.500% due 07/20/2022		200	215
3.875% due 07/20/2025		1,800	1,947
4.875% due 07/20/2035		500	559
5.125% due 07/20/2045		800	931
CVS Pass-Through Trust
6.943% due 01/10/2030		1,001	1,158
HCA, Inc.
3.750% due 03/15/2019		10,700	10,988
Kraft Heinz Foods Co.
1.600% due 06/30/2017		600	602
2.000% due 07/02/2018		700	707
2.800% due 07/02/2020		300	308
3.500% due 07/15/2022		200	210
3.950% due 07/15/2025		200	213
5.000% due 07/15/2035		100	111
5.200% due 07/15/2045		200	225
QUALCOMM, Inc.
4.650% due 05/20/2035		500	514
4.800% due 05/20/2045		600	596
Reynolds American, Inc.
3.250% due 06/12/2020		216	226
4.000% due 06/12/2022		300	327
4.450% due 06/12/2025		1,400	1,544
UAL Pass-Through Trust
7.336% due 01/02/2021		1,020	1,057
UnitedHealth Group, Inc.
4.625% due 07/15/2035		1,200	1,341
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,500	3,690
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,473

			55,926

UTILITIES 5.9%
AT&T, Inc.
1.049% due 03/30/2017		16,600	16,595
3.400% due 05/15/2025		4,100	4,118
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,700	5,693
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,432
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,900	1,922
Petrobras Global Finance BV
2.238% due 05/20/2016		1,600	1,598
2.750% due 01/15/2018	EUR	3,800	3,924
2.762% due 01/15/2019		$5,900	4,809
3.500% due 02/06/2017		200	197
3.522% due 03/17/2020		400	309
4.375% due 05/20/2023		900	659
4.875% due 03/17/2020		500	417
5.375% due 01/27/2021		300	247
5.750% due 01/20/2020		4,800	4,147
5.875% due 03/01/2018		2,800	2,695
7.875% due 03/15/2019		4,200	4,038
Sprint Communications, Inc.
8.375% due 08/15/2017		300	297
Telefonica Chile S.A.
3.875% due 10/12/2022		4,000	4,083
Verizon Communications, Inc.
2.164% due 09/15/2016		26,100	26,243
2.382% due 09/14/2018		13,800	14,120
2.500% due 09/15/2016		4,183	4,216
3.650% due 09/14/2018		2,590	2,729

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 09/15/2023	$3,550	$4,105

		110,593

Total Corporate Bonds & Notes (Cost $629,207)		631,255

MUNICIPAL BONDS & NOTES 1.3%

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,032
6.918% due 04/01/2040	490	695
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,334
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,098
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	733
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	679
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116

		8,687

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	477
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	922
7.750% due 01/01/2042	1,500	1,497

		2,896

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	50	50

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,728

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,314
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,243

		4,557

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,282

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	$100	$133

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,656

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	260	233

Total Municipal Bonds & Notes (Cost $20,068)		25,222

U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.783% due 07/25/2037 - 09/25/2042	461	462
0.813% due 07/25/2037	432	435
0.833% due 09/25/2035	737	739
0.843% due 09/25/2035	1,281	1,281
1.033% due 01/25/2051	1,380	1,396
1.153% due 06/25/2037	2,230	2,252
1.163% due 06/25/2040	2,806	2,843
2.024% due 10/01/2034	2	3
2.031% due 09/01/2035	31	32
2.212% due 11/01/2035	6	6
2.387% due 07/01/2035	22	23
2.425% due 03/01/2035	2	2
2.462% due 06/01/2035	43	45
2.496% due 12/01/2033	23	24
2.522% due 06/01/2034	206	218
2.618% due 12/01/2033	3	3
2.683% due 06/01/2035	63	66
2.870% due 09/01/2027	1,700	1,752
3.890% due 07/01/2021	2,527	2,768
4.000% due 01/01/2025 - 04/25/2041	40,213	43,145
4.500% due 02/01/2018 - 02/01/2044	44,188	48,197
5.000% due 11/01/2025 - 05/01/2042	43,298	48,049
5.500% due 11/01/2021 - 09/01/2041	31,979	35,990
6.000% due 12/01/2018 - 05/01/2041	22,439	25,608
Fannie Mae, TBA
3.000% due 05/01/2046	300	307
3.500% due 05/01/2031	1,000	1,055
4.000% due 04/01/2046	31,800	33,989
Freddie Mac
0.816% due 03/15/2037	2,370	2,374
1.136% due 08/15/2037	2,834	2,879
1.146% due 10/15/2037	551	556
1.156% due 05/15/2037 - 09/15/2037	3,245	3,280
2.454% due 06/01/2035	57	60
2.697% due 11/01/2034	33	35
5.000% due 05/01/2023 - 01/01/2039	5,533	6,095
5.500% due 08/15/2030 - 03/01/2039	977	1,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/01/2027 - 04/01/2038	$551	$626
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	20,405	22,684
6.000% due 07/15/2037 - 08/15/2037	58	66
Ginnie Mae, TBA
4.000% due 04/01/2046	6,000	6,418
Small Business Administration
4.430% due 05/01/2029	647	707
5.520% due 06/01/2024	3	3

Total U.S. Government Agencies (Cost $286,242)		297,574

U.S. TREASURY OBLIGATIONS 30.9%
U.S. Treasury Bonds
2.500% due 02/15/2046	22,600	22,040
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)(k)	10,718	10,891
0.250% due 01/15/2025 (i)	800	808
0.375% due 07/15/2023 (g)(i)	58,534	60,377
0.750% due 02/15/2045 (k)	12,978	12,592
2.000% due 01/15/2026 (i)(k)	2,865	3,359
2.375% due 01/15/2025 (i)	66,548	79,344
2.375% due 01/15/2027 (g)(k)	35,830	43,825
2.500% due 01/15/2029 (k)	1,765	2,221
U.S. Treasury Notes
1.375% due 08/31/2020 (g)(i)(k)	38,000	38,377
1.875% due 08/31/2022 (g)	63,800	65,314
2.000% due 07/31/2022 (g)(k)	94,100	97,083
2.000% due 08/15/2025 (g)	14,000	14,276
2.125% due 05/15/2025 (g)(i)(k)	27,900	28,780
2.250% due 11/15/2025 (g)	64,900	67,572
2.375% due 08/15/2024 (g)(i)(k)	27,400	28,873

Total U.S. Treasury Obligations (Cost $562,709)		575,732

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.7%
Adjustable Rate Mortgage Trust
0.636% due 08/25/2036	7,423	6,797
American Home Mortgage Investment Trust
2.881% due 02/25/2045	12	12
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	2,330	2,388
Banc of America Funding Trust
2.536% due 06/25/2034	40	40
2.826% due 05/25/2035	13	14
Banc of America Mortgage Trust
2.788% due 07/25/2035 ^	1,815	1,676
2.794% due 05/25/2033	56	57
BCRR Trust
5.858% due 07/17/2040	345	347
Bear Stearns Adjustable Rate Mortgage Trust
2.844% due 11/25/2034	117	112
3.134% due 12/25/2035	59	59
3.226% due 11/25/2034	27	26
Bear Stearns ALT-A Trust
2.792% due 09/25/2035	1,871	1,564
Chase Mortgage Finance Trust
2.674% due 12/25/2035 ^	1,487	1,409
5.433% due 09/25/2036 ^	920	806
6.000% due 12/25/2036	386	340
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	30	30
2.730% due 10/25/2035	18	18

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	95

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Trust
5.543% due 12/11/2049	$3,800	$3,855
Countrywide Alternative Loan Trust
0.623% due 09/25/2046 ^	4,136	3,627
0.713% due 02/25/2037	417	323
5.500% due 07/25/2035 ^	14	13
6.000% due 05/25/2037 ^	3,891	3,097
Countrywide Home Loan Mortgage Pass-Through Trust
2.592% due 02/20/2036 ^	21	19
2.664% due 11/25/2034	1,052	995
2.757% due 02/20/2035	117	116
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	3,744	3,803
5.383% due 02/15/2040	77	78
Deutsche ALT-A Securities, Inc.
0.763% due 02/25/2036	9,831	7,747
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,900	7,738
Greenwich Capital Commercial Funding Corp. Trust
5.892% due 07/10/2038	351	351
GSR Mortgage Loan Trust
2.805% due 11/25/2035 ^	1,984	1,790
2.838% due 09/25/2035	45	45
2.849% due 11/25/2035	50	48
6.000% due 02/25/2036 ^	15,645	13,029
6.000% due 07/25/2037 ^	4,517	4,092
HarborView Mortgage Loan Trust
0.602% due 12/19/2036 ^	644	475
0.652% due 05/19/2035	26	21
0.672% due 06/19/2035	4,501	3,966
0.672% due 12/19/2036 ^	7,131	4,907
3.988% due 06/19/2036 ^	2,608	1,743
Impac Secured Assets Trust
0.603% due 01/25/2037	8,787	7,536
IndyMac Mortgage Loan Trust
3.017% due 06/25/2036	7,215	5,868
JPMorgan Alternative Loan Trust
0.593% due 09/25/2036	17,251	15,712
2.677% due 05/25/2036 ^	4,109	3,138
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	1,568	1,593
5.397% due 05/15/2045	1,660	1,665
5.439% due 01/15/2049	24,830	25,384
JPMorgan Mortgage Trust
2.502% due 07/25/2035	602	592
2.663% due 10/25/2036 ^	3,136	2,651
2.768% due 02/25/2035	10	10
5.388% due 10/25/2036	484	421
5.750% due 01/25/2036 ^	77	66
LB Commercial Mortgage Trust
5.852% due 07/15/2044	27,830	28,849
Leek Finance PLC
0.843% due 12/21/2038	5,013	5,266
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	5,352	5,120
MASTR Adjustable Rate Mortgages Trust
2.393% due 07/25/2035 ^	1,010	861
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	106	101
0.916% due 06/15/2030	1	1
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	75	68
0.683% due 11/25/2035	63	57
2.479% due 05/25/2033	60	58
2.849% due 09/25/2035 ^	2,483	2,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	$1,360	$1,385
5.485% due 03/12/2051	100	102
Morgan Stanley Capital Trust
5.610% due 04/15/2049	430	430
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	119	90
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,504	1,331
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2037	3,721	2,988
0.603% due 01/25/2037	6,491	4,989
0.613% due 07/25/2036	8,350	5,076
0.618% due 08/25/2036	6,808	5,399
0.623% due 07/25/2036	6,506	5,050
0.623% due 09/25/2036	11,673	8,954
Structured Adjustable Rate Mortgage Loan Trust
0.733% due 10/25/2035	117	104
1.751% due 01/25/2035	64	50
2.718% due 08/25/2034	91	90
2.795% due 02/25/2034	58	58
Structured Asset Mortgage Investments Trust
0.713% due 02/25/2036 ^	33	26
Thornburg Mortgage Securities Trust
2.394% due 06/25/2047 ^	3,629	3,248
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	102
5.749% due 07/15/2045	3,036	3,047
WaMu Mortgage Pass-Through Certificates Trust
1.551% due 11/25/2042	10	10
2.155% due 10/25/2046	273	243
4.221% due 02/25/2037 ^	1,133	1,027
Wells Fargo Mortgage-Backed Securities Trust
2.837% due 03/25/2036	82	81
2.838% due 01/25/2035	58	59
2.908% due 07/25/2036 ^	1,337	1,257
5.638% due 12/25/2036	2,522	2,375
6.000% due 04/25/2037 ^	5,342	5,256

Total Non-Agency Mortgage-Backed Securities (Cost $235,797)		237,650

ASSET-BACKED SECURITIES 9.0%
Accredited Mortgage Loan Trust
0.563% due 02/25/2037	4,315	4,125
0.910% due 09/25/2035	6,000	5,535
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036	25	13
Asset-Backed Securities Corp. Home Equity Loan Trust
1.393% due 07/25/2035	2,000	1,812
Bear Stearns Asset-Backed Securities Trust
0.593% due 08/25/2036	4,051	3,496
0.673% due 06/25/2047	7,000	5,838
Citigroup Mortgage Loan Trust, Inc.
0.613% due 01/25/2037	15,505	9,467
0.633% due 05/25/2037	9,619	6,706
1.333% due 09/25/2035 ^	3,600	2,008
Cornerstone CLO Ltd.
0.842% due 07/15/2021	4,249	4,217
Countrywide Asset-Backed Certificates
0.583% due 05/25/2037	8,116	7,544
0.613% due 06/25/2047	3,190	2,912
0.673% due 12/25/2031 ^	3	2
0.686% due 04/25/2036	517	515
Elm CLO Ltd.
2.020% due 01/17/2023	5,377	5,417

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.573% due 09/25/2036		$6,193	$5,845
0.923% due 09/25/2035		615	600
GSAMP Trust
0.483% due 12/25/2046		4,626	2,473
0.583% due 12/25/2046		15,818	8,599
Long Beach Mortgage Loan Trust
0.653% due 02/25/2036		13,437	10,678
0.703% due 05/25/2046		9,185	3,162
0.993% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		983	968
MASTR Asset-Backed Securities Trust
0.643% due 05/25/2037		11,000	7,966
0.723% due 12/25/2035		4,246	3,738
Morgan Stanley ABS Capital, Inc. Trust
0.523% due 01/25/2037		4,395	2,287
0.563% due 02/25/2037		4,241	2,951
0.568% due 11/25/2036		14,452	8,472
0.593% due 09/25/2036		17,582	8,778
Morgan Stanley Home Equity Loan Trust
0.533% due 12/25/2036		6,544	3,498
Option One Mortgage Loan Trust
0.573% due 01/25/2037		4,201	2,379
Penta CLO S.A.
0.172% due 06/04/2024	EUR	367	414
Residential Asset Securities Corp. Trust
0.583% due 08/25/2036		$8,172	7,679
Securitized Asset-Backed Receivables LLC Trust
0.513% due 08/25/2036		2,864	1,123
1.393% due 01/25/2036 ^		2,790	2,246
SLM Private Education Loan Trust
3.686% due 05/16/2044		761	781
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	5,290	5,742
1.119% due 10/25/2017		$363	363
Structured Asset Investment Loan Trust
0.743% due 01/25/2036		2,900	2,073
Structured Asset Securities Corp. Mortgage Loan Trust
0.603% due 12/25/2036		1,714	1,497
0.753% due 05/25/2037		5,314	4,836
Symphony CLO LP
1.920% due 04/16/2022		7,883	7,849
Wells Fargo Home Equity Asset-Backed Securities Trust
1.023% due 11/25/2035		1,000	912

Total Asset-Backed Securities (Cost $164,444)			167,525

SOVEREIGN ISSUES 7.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	214
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	689
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (c)	BRL	9,700	2,610
0.000% due 10/01/2016 (c)		246,760	64,219
0.000% due 01/01/2017 (c)		6,310	1,592
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	19,311
Korea Development Bank
3.250% due 09/20/2016		1,200	1,213
Mexico Government International Bond
3.500% due 12/14/2017 (d)	MXN	125,220	7,520
4.000% due 11/15/2040 (d)		2,722	167
5.000% due 06/16/2016 (d)		6,043	351

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Ontario
1.000% due 07/22/2016		$100	$100
1.650% due 09/27/2019		2,000	2,006
4.000% due 10/07/2019		300	325
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,733
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	1,600	1,179
3.000% due 02/24/2036		600	389
4.500% due 11/08/2016	JPY	1,010,000	8,368
4.500% due 07/03/2017		400,000	3,221
4.750% due 04/17/2019	EUR	6,200	6,301
Spain Government International Bond
2.900% due 10/31/2046		3,100	3,709

Total Sovereign Issues (Cost $131,237)			136,217

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.3%

BANKING & FINANCE 1.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,100	1,380

	SHARES	MARKET VALUE (000S)
GMAC Capital Trust
6.402% due 02/15/2040	947,649	$23,227

Total Preferred Securities (Cost $26,090)		24,607

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.5%

CERTIFICATES OF DEPOSIT 1.4%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	$25,300	25,302

REPURCHASE AGREEMENTS (f) 0.0%
		235

U.S. TREASURY BILLS 0.1%
0.217% due 04/07/2016 - 04/28/2016 (b)(c)(g)(k)	996	996

Total Short-Term Instruments (Cost $26,535)		26,533

Total Investments in Securities (Cost $2,094,145)		2,134,142

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	10,587,670	$104,617

Total Short-Term Instruments (Cost $104,604)		104,617

Total Investments in Affiliates (Cost $104,604)		104,617

Total Investments 120.0% (Cost $2,198,749)		$2,238,759

Financial Derivative Instruments (h)(j) 1.5% (Cost or Premiums, net $(13,191))		28,855

Other Assets and Liabilities, net (21.5%)		(402,393)

Net Assets 100.0%		$1,865,221

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$235	U.S. Treasury Notes 1.750% due 01/31/2023	$(243)	$235	$235

Total Repurchase Agreements						$(243)	$235	$235

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BSN	0.550%	01/15/2016	04/15/2016	$(11,471)	$(11,485)
GRE	0.660	02/23/2016	04/22/2016	(9,581)	(9,587)
	0.660	02/24/2016	04/22/2016	(13,580)	(13,589)
	0.680	02/19/2016	04/19/2016	(8,091)	(8,097)
	0.680	02/25/2016	04/07/2016	(4,624)	(4,627)
	0.690	03/02/2016	04/04/2016	(22,184)	(22,197)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
IND	0.550%	03/03/2016	04/15/2016		$(46,488)	$(46,509)
	0.570	01/28/2016	04/28/2016		(507)	(508)
	0.580	02/01/2016	05/02/2016		(27,569)	(27,596)
	0.600	02/18/2016	05/18/2016		(1,523)	(1,524)
JML	0.250	01/07/2016	TBD	(2)	(4,227)	(4,229)
SCX	0.610	01/15/2016	04/15/2016		(10,688)	(10,702)
	0.610	01/19/2016	04/15/2016		(3,485)	(3,489)
	0.610	01/28/2016	04/15/2016		(17,458)	(17,477)
	0.610	02/01/2016	04/15/2016		(3,886)	(3,889)
	0.610	02/02/2016	04/15/2016		(511)	(511)
	0.620	01/19/2016	05/17/2016		(41,454)	(41,506)
	0.630	02/09/2016	04/11/2016		(7,245)	(7,252)
	0.630	02/16/2016	04/18/2016		(2,484)	(2,486)
	0.640	01/27/2016	04/27/2016		(14,837)	(14,854)
	0.640	02/02/2016	04/04/2016		(8,341)	(8,350)
	0.650	02/17/2016	04/18/2016		(33,453)	(33,480)
	0.650	02/18/2016	04/18/2016		(19,009)	(19,024)
	0.650	02/24/2016	04/25/2016		(21,418)	(21,433)
	0.650	02/25/2016	04/25/2016		(4,937)	(4,940)

Total Reverse Repurchase Agreements						$(339,341)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.550%	02/23/2016	04/15/2016	$(1,573)	$(1,576)

Total Sale-Buyback Transactions					$(1,576)

(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(234,895) at a weighted average interest rate of 0.389%.
(4)	Payable for sale-buyback transactions includes $1 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$200	$(205)	$(205)
Fannie Mae, TBA	3.500	04/01/2046	8,800	(9,192)	(9,230)
Fannie Mae, TBA	4.000	04/01/2046	39,500	(42,129)	(42,219)
Fannie Mae, TBA	4.500	04/01/2046	17,000	(18,438)	(18,500)

Total Short Sales				$(69,964)	$(70,154)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(g)	Securities with an aggregate market value of $343,958 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BSN	$0	$(11,485)	$0	$(11,485)	$11,692	$207
GRE	0	(58,097)	0	(58,097)	58,129	32
IND	0	(76,137)	0	(76,137)	75,888	(249)
JML	0	(4,229)	0	(4,229)	4,765	536
SCX	0	(189,393)	0	(189,393)	189,452	59
SSB	235	0	0	235	(243)	(8)

Master Securities Forward Transaction Agreement
GSC	0	0	(1,576)	(1,576)	1,562	(14)

Total Borrowings and Other Financing Transactions	$235	$(339,341)	$(1,576)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,229)	$(4,229)
U.S. Treasury Obligations	0	(264,486)	(70,626)	0	(335,112)

Total	$0	$(264,486)	$(70,626)	$(4,229)	$(339,341)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,576)	0	0	(1,576)

Total	$0	$(1,576)	$0	$0	$(1,576)

Total Borrowings	$0	$(266,062)	$(70,626)	$(4,229)	$(340,917)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(340,917)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June Futures	$112.500	05/20/2016	990	$8	$15
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.000	05/20/2016	5,553	48	38
Put - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/20/2016	828	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/20/2016	608	5	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	1,248	11	19
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	751	6	12

				$85	$86

Total Purchased Options				$85	$86

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	4,308	$861	$0	$(54)
90-Day Eurodollar June Futures	Short	06/2016	84	0	0	0
90-Day Eurodollar September Futures	Short	09/2016	12	1	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	34	19	24	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	14	(1)	1	0
E-mini S&P 500 Index June Futures	Long	06/2016	543	133	0	(101)
Euro-Bobl June Futures	Long	06/2016	542	(287)	0	(43)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	1,151	(3,459)	26	(341)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	737	95	50	(226)
Put Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	45	0	0	0
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	14	6	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2016	990	(63)	0	(77)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	5,553	983	1,215	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	3,671	238	1,377	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	225	(313)	239	0
United Kingdom Long Gilt June Futures	Long	06/2016	167	101	86	(77)

Total Futures Contracts				$(1,686)	$3,018	$(919)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$115,100	$3,494	$1,614	$186	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	57,800	309	257	0	(4)

				$3,803	$1,871	$186	$(4)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	392,500	$697	$524	$78	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,006,900	(26,989)	(22,475)	0	(652)
Receive	3-Month USD-LIBOR	1.934	09/01/2022		75,900	(2,824)	(2,824)	0	(173)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		430,200	(26,986)	(11,887)	0	(1,071)
Pay	3-Month USD-LIBOR *	2.000	06/15/2023		70,400	2,577	433	184	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		105,400	(7,104)	(5,614)	0	(385)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		181,500	(9,382)	(10,159)	0	(684)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		136,750	(19,793)	(19,049)	0	(966)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		38,450	(2,879)	(412)	0	(266)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	90,970	1,267	739	0	(159)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,500	(129)	(53)	2	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(939)	(640)	0	(38)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		44,700	(3,461)	(2,029)	0	(95)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		33,500	(121)	(353)	0	(62)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,600	(215)	(103)	0	(44)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	5,170,000	(654)	(34)	136	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	12,800	5	(9)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		663,000	297	(262)	1	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		97,000	86	(64)	0	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		21,000	9	(7)	0	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		133,800	173	207	13	0

						$(96,365)	$(74,071)	$414	$(4,595)

Total Swap Agreements						$(92,562)	$(72,200)	$600	$(4,599)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(i)	Securities with an aggregate market value of $78,020 and cash of $5,920 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$86	$3,018	$600	$3,704	$0	$(919)	$(4,599)	$(5,518)

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		JPY	1,235,792	$		11,037	$57	$0
	05/2016		BRL	63,871			18,212	590	0
	05/2016		INR	48,468			712	0	(15)
	05/2016	$		4,682		CNH	30,517	30	0
	05/2016		ZAR	5,170	$		349	2	0
	06/2016		EUR	64,417			88,195	14,733	0
	06/2016	$		70,615		EUR	64,417	3,433	(587)
	08/2016			9,865		CNH	65,520	207	0

BPS	04/2016		BRL	147,649	$		40,563	184	(685)
	04/2016	$		41,487		BRL	147,649	0	(424)
	05/2016		MXN	531,866	$		30,196	0	(460)
	05/2016		TWD	714,595			21,401	0	(831)
	08/2016		CNH	85,359			12,900	0	(220)
	08/2016	$		6,476		CNH	42,483	54	0
	10/2016		BRL	13,500	$		3,211	0	(353)

BRC	05/2016	$		25,955		MXN	462,639	711	0
	05/2016			3,001		TWD	98,508	64	0
	06/2016		EUR	12,114	$		16,657	2,837	0
	10/2016	$		9,920		CNH	67,068	354	0

CBK	04/2016		BRL	114,800	$		32,257	330	0
	04/2016		CAD	499			361	0	(23)
	04/2016		EUR	6,762			7,492	0	(203)
	04/2016		JPY	2,876,600			25,540	0	(20)
	04/2016	$		31,438		BRL	114,800	489	0
	04/2016			2,239		EUR	2,022	62	0
	05/2016		SEK	965	$		115	0	(4)
	05/2016	$		703		INR	48,682	26	0
	07/2016		BRL	8,640	$		2,247	0	(96)
	10/2016			47,470			11,827	0	(704)

DUB	04/2016			120,576			33,267	0	(267)
	04/2016	$		33,273		BRL	120,576	509	(249)
	05/2016			31,575			114,800	99	0
	06/2016		EUR	8,010	$		10,567	1,528	(95)
	06/2016	$		10,826		EUR	8,010	0	(1,692)
	10/2016			5,497		CNH	37,119	189	0
	01/2017		BRL	6,310	$		1,496	0	(130)

GLM	04/2016			355,346			99,847	1,020	0
	04/2016	$		89,339		BRL	355,346	9,487	0
	04/2016			34,066		GBP	23,872	220	0
	05/2016		AUD	27,261	$		20,677	0	(183)
	05/2016		GBP	22,752			32,492	0	(188)
	05/2016	$		20,518		AUD	27,085	207	0
	05/2016			6,557		MXN	114,639	51	0
	07/2016		BRL	94,155	$		26,275	742	0
	10/2016			25,640			6,290	0	(478)
	02/2017		CNH	116,301			16,712	0	(975)

HUS	04/2016		BRL	54,207			14,294	0	(782)
	04/2016	$		15,231		BRL	54,207	0	(156)
	04/2016			203		CNH	1,325	2	0
	04/2016			15,809		JPY	1,779,292	1	0
	05/2016		HKD	3,946	$		506	0	(2)
	05/2016		JPY	1,779,292			15,819	0	(3)
	05/2016	$		5,274		TWD	173,172	114	0
	08/2016		CNH	129,317	$		19,549	0	(329)
	08/2016	$		15,687		CNH	103,289	190	0
	10/2016		CNH	231,658	$		35,430	0	(58)
	10/2016	$		51,184		CNH	336,791	437	(28)
	01/2021		BRL	3,570	$		550	0	(103)

JPM	04/2016			181,729			49,755	0	(787)
	04/2016		DKK	24,060			3,551	0	(124)
	04/2016		GBP	1,614			2,259	0	(60)
	04/2016		JPY	2,157,000			19,386	221	0
	04/2016	$		51,063		BRL	181,729	0	(522)
	04/2016			1,163		GBP	813	5	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	101

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	05/2016		BRL	87,292	$		24,764	$680	$0
	05/2016	$		49,411		BRL	181,729	728	0
	05/2016			4,913		CNH	32,033	33	0
	05/2016			2,324		TWD	76,332	51	0
	10/2016		BRL	143,040	$		33,370	0	(4,390)
	10/2016	$		5,478		CNH	37,031	195	0
	02/2017		CNH	199,027	$		28,590	0	(1,679)

MSB	04/2016		EUR	42,977			47,161	0	(1,742)
	05/2016		BRL	21,447			6,087	170	0
	06/2016		EUR	17,011			23,396	3,998	0
	06/2016	$		18,505		EUR	17,011	893	0
	10/2016		BRL	17,110	$		4,192	0	(325)

NAB	06/2016		EUR	37,010			50,817	8,604	0
	06/2016	$		19,854		EUR	18,317	1,043	0
	07/2016		EUR	37,600	$		51,008	8,064	0
	07/2016	$		41,333		EUR	37,600	1,611	0

SCX	04/2016		GBP	23,071	$		32,111	0	(1,025)
	04/2016		JPY	89,500			795	0	0
	04/2016	$		533		CNH	3,471	4	0
	04/2016			41,036		JPY	4,579,600	0	(344)
	05/2016			9,806		CNH	63,945	67	0
	05/2016			10,539		TWD	345,693	216	0
	08/2016		CNH	63,202	$		9,550	0	(165)
	08/2016	$		5,067		CNH	33,371	63	0
	10/2016		CNH	512,384	$		78,413	0	(78)
	10/2016	$		4,218		CNH	28,509	149	0

SOG	04/2016			1,284			8,364	10	0
	04/2016			937		TWD	30,752	20	0
	05/2016		TWD	10,375	$		306	0	(17)
	08/2016		CNH	22,481			3,400	0	(56)
	08/2016	$		1,764		CNH	11,561	13	0
	10/2016			6,276			42,376	215	0

UAG	04/2016			53,436		EUR	47,717	862	0
	05/2016		EUR	46,419	$		52,025	0	(841)
	05/2016	$		4,581		CNH	29,845	27	0
	08/2016		CNH	18,515	$		2,801	0	(45)
	02/2017	$		3,570		CNH	23,676	31	0

Total Forward Foreign Currency Contracts								$66,932	$(22,543)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	11,700	$119	$2
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		600	24	48

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		34,400	359	6

CBK	Call - OTC USD versus JPY		147.500	04/26/2016		85,780	9	0

GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	17,300	677	562

SCX	Call - OTC USD versus CNH	CNH	12.000	05/13/2016	$	31,500	3	1

SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		11,100	466	1,062

							$1,657	$1,681

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	138,000	$48	$13
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		118,900	228	168
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		22,800	1,160	1,138

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		107,800	367	506
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	2,271

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		125,900	452	590
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		22,100	606	23

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	815

								$6,013	$5,524

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 04/01/2046	$	120.000	04/06/2016	$	5,000	$0	$0

JPM	Call - OTC Fannie Mae 4.000% due 04/01/2046		124.000	04/06/2016		390,000	16	0

							$16	$0

Total Purchased Options							$7,686	$7,205

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$	2,700	$(5)	$(1)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,600	(6)	0

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		3,500	(9)	0

							$(20)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	8,600	$(46)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		8,600	(57)	(5)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	11,700	(30)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		16,300	(893)	(675)
	Call - OTC USD versus RUB		108.000	02/22/2017		600	(24)	(10)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	27,300	(167)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		27,300	(167)	(14)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	34,400	(94)	0

DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,326	(557)	(225)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,326	(645)	(1,073)

FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,472	(329)	(272)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,472	(294)	(329)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	12,960	(1,642)	(674)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,960	(1,955)	(3,213)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,897	(261)	(148)

GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	17,300	(553)	(198)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,495	(507)	(401)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,495	(409)	(485)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	27,362	(335)	(1,539)

HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,300	(543)	(647)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	27,362	(693)	(6)

SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	7,600	(540)	(592)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	11,100	(479)	(176)

							$(11,220)	$(10,682)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	13,900	$(117)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		30,200	(271)	(5)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		3,700	(48)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		6,200	(46)	(1)

							$(482)	$(9)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	103

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	2,200	$(8)	$(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		2,200	(10)	(5)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	113,900	(1,185)	(1,189)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		25,300	(228)	(293)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	4,400	(15)	(23)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		4,400	(18)	(7)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	227,200	(2,419)	(2,372)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		28,300	(93)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		5,300	(88)	(100)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		17,400	(278)	(334)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	3,200	(12)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		3,200	(12)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	8,800	(151)	(166)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		17,700	(301)	(340)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		22,100	(610)	(1,184)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		83,000	(879)	(893)

								$(6,307)	$(6,936)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount		Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$	639	$0	$9

Total Written Options						$(18,029)	$(17,619)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,267	$2,590,294	AUD	69,300	CAD	0	EUR	182,176	$(23,709)
Sales	3,211	2,181,823		130,363		83,264		917,553	(36,298)
Closing Buys	(4,478)	(1,397,760)		(69,300)		(41,632)		(430,916)	23,184
Expirations	0	(2,106,353)		(55,220)		(41,632)		(366,313)	12,193
Exercised	0	(487,272)		(75,143)		0		(135,966)	6,601

Balance at End of Period	0	$780,732	AUD	0	CAD	0	EUR	166,534	$(18,029)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.345%	$	2,300	$28	$(20)	$8	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,100	(9)	12	3	0

BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.734		1,200	(16)	19	3	0

BRC	Italy Government International Bond	1.000	06/20/2017	0.394	$	2,900	11	11	22	0

CBK	Brazil Government International Bond	1.000	09/20/2017	1.146		3,400	(7)	1	0	(6)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	700	(6)	8	2	0

DUB	Italy Government International Bond	1.000	09/20/2016	0.297	$	1,200	9	(5)	4	0

GST	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	900	(12)	14	2	0

HUS	Italy Government International Bond	1.000	09/20/2016	0.297	$	2,500	19	(10)	9	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		100	1	0	1	0
	U.S. Treasury Notes	0.250	06/20/2017	0.124	EUR	2,100	(4)	8	4	0

JPM	Mexico Government International Bond	1.000	12/20/2016	0.323	$	1,200	16	(10)	6	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	300	(3)	4	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		100	(2)	2	0	0

MYC	Brazil Government International Bond	1.950	08/20/2016	0.597	$	500	0	4	4	0
	Italy Government International Bond	1.000	06/20/2017	0.394		2,900	10	12	22	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	600	(6)	8	2	0

							$29	$58	$93	$(6)

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	19,603	$(3,899)	$201	$0	$(3,698)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		2,500	335	(28)	307	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019		2,500	334	(27)	307	0
	MCDX-25 5-Year Index	1.000	12/20/2020		2,300	(4)	13	9	0

GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017		289	0	2	2	0
	MCDX-25 5-Year Index	1.000	12/20/2020		2,700	(5)	15	10	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017		579	0	5	5	0

						$(3,239)	$181	$640	$(3,698)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	21,400	$21	$(295)	$0	$(274)
	Receive	1-Year BRL-CDI	14.140	01/04/2021		117,500	0	(332)	0	(332)

BPS	Pay	1-Year BRL-CDI	11.680	01/04/2021		138,800	446	(3,116)	0	(2,670)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	28,900	(5)	(496)	0	(501)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	630	(1)	66	65	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	17,900	(3)	(154)	0	(157)

DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	7,383	(9)	440	431	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	61,700	(3)	(915)	0	(918)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		25,700	1	(269)	0	(268)

FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	4	57	61	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	2,300	(1)	(33)	0	(34)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		29,500	(3)	(249)	0	(252)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		31,400	84	(359)	0	(275)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	12,260	0	693	693	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	6,000	8	(85)	0	(77)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	21,500	(78)	(347)	0	(425)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		58,300	(5)	(868)	0	(873)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		55,400	(7)	(1,639)	0	(1,646)

HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	72,700	(159)	(922)	0	(1,081)
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(15)	19	4	0

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	83	85	0

MYC	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	3	0	0	0	0

							$277	$(8,721)	$1,339	$(9,783)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	105

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	S&P 500 Total Return Index	16,698	1-Month USD-LIBOR plus a specified spread	08/15/2016	$63,262		$(1,392)	$0	$(1,392)
	Pay	S&P 500 Total Return Index	481,094	1-Month USD-LIBOR plus a specified spread	09/15/2016	1,872,250		9,501	9,501	0

								$8,109	$9,501	$(1,392)

Total Swap Agreements							$(2,933)	$(373)	$11,573	$(14,879)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(k)	Securities with an aggregate market value of $16,811 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$19,052	$50	$318	$19,420	$(602)	$(690)	$(4,304)	$(5,596)	$13,824	$(13,560)	$264
BPS	238	6	9,504	9,748	(2,973)	(27)	(4,563)	(7,563)	2,185	(3,030)	(845)
BRC	3,966	0	22	3,988	0	(1)	0	(1)	3,987	(4,150)	(163)
CBK	907	1,319	383	2,609	(1,050)	(1,520)	(163)	(2,733)	(124)	634	510
DUB	2,325	0	435	2,760	(2,433)	(1,299)	(1,186)	(4,918)	(2,158)	1,420	(738)
FBF	0	0	61	61	0	(4,636)	(561)	(5,197)	(5,136)	5,281	145
GLM	11,727	3,339	693	15,759	(1,824)	(5,451)	(3,021)	(10,296)	5,463	(4,300)	1,163
GST	0	0	14	14	0	0	0	0	14	0	14
HUS	744	0	18	762	(1,461)	(653)	(1,081)	(3,195)	(2,433)	2,196	(237)
JPM	1,913	613	97	2,623	(7,562)	(1,681)	0	(9,243)	(6,620)	5,783	(837)
MSB	5,061	0	0	5,061	(2,067)	0	0	(2,067)	2,994	(3,160)	(166)
MYC	0	815	28	843	0	(893)	0	(893)	(50)	(58)	(108)
NAB	19,322	0	0	19,322	0	0	0	0	19,322	(19,440)	(118)
SCX	499	1	0	500	(1,612)	0	0	(1,612)	(1,112)	1,125	13
SOG	258	1,062	0	1,320	(73)	(768)	0	(841)	479	(260)	219
UAG	920	0	0	920	(886)	0	0	(886)	34	2	36

Total Over the Counter	$66,932	$7,205	$11,573	$85,710	$(22,543)	$(17,619)	$(14,879)	$(55,041)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	3,018	3,018
Swap Agreements	0	186	0	0	414	600

	$0	$186	$0	$0	$3,518	$3,704

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$66,932	$0	$66,932
Purchased Options	0	0	0	1,681	5,524	7,205
Swap Agreements	0	733	9,501	0	1,339	11,573

	$0	$733	$9,501	$68,613	$6,863	$85,710

	$0	$919	$9,501	$68,613	$10,381	$89,414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$101	$0	$818	$919
Swap Agreements	0	4	0	0	4,595	4,599

	$0	$4	$101	$0	$5,413	$5,518

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,543	$0	$22,543
Written Options	0	1	0	10,673	6,945	17,619
Swap Agreements	0	3,704	1,392	0	9,783	14,879

	$0	$3,705	$1,392	$33,216	$16,728	$55,041

	$0	$3,709	$1,493	$33,216	$22,141	$60,559

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(127)	$(127)
Written Options	0	0	42	0	700	742
Futures	0	0	(8,724)	0	1,440	(7,284)
Swap Agreements	0	4,302	0	0	(60,171)	(55,869)

	$0	$4,302	$(8,682)	$0	$(58,158)	$(62,538)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,261	$0	$15,261
Purchased Options	0	(36)	0	(3,256)	(8,788)	(12,080)
Written Options	0	458	0	11,038	13,275	24,771
Swap Agreements	0	2,461	(237,817)	(119)	(43,203)	(278,678)

	$0	$2,883	$(237,817)	$22,924	$(38,716)	$(250,726)

	$0	$7,185	$(246,499)	$22,924	$(96,874)	$(313,264)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(24)	$(24)
Written Options	0	0	0	0	298	298
Futures	0	0	503	0	(1,670)	(1,167)
Swap Agreements	0	(1,717)	0	0	2,162	445

	$0	$(1,717)	$503	$0	$766	$(448)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(42,122)	$0	$(42,122)
Purchased Options	0	26	0	705	2,586	3,317
Written Options	0	19	0	1,843	(701)	1,161
Swap Agreements	0	(49)	197,148	50	820	197,969

	$0	$(4)	$197,148	$(39,524)	$2,705	$160,325

	$0	$(1,721)	$197,651	$(39,524)	$3,471	$159,877

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	107

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,827	$0	$11,827
Corporate Bonds & Notes
Banking & Finance	0	464,736	0	464,736
Industrials	0	55,926	0	55,926
Utilities	0	110,593	0	110,593
Municipal Bonds & Notes
California	0	8,687	0	8,687
Illinois	0	2,896	0	2,896
Iowa	0	50	0	50
New Jersey	0	1,728	0	1,728
New York	0	4,557	0	4,557
Ohio	0	2,282	0	2,282
Tennessee	0	133	0	133
Washington	0	4,656	0	4,656
West Virginia	0	233	0	233
U.S. Government Agencies	0	297,574	0	297,574
U.S. Treasury Obligations	0	575,732	0	575,732
Non-Agency Mortgage-Backed Securities	0	237,650	0	237,650
Asset-Backed Securities	0	167,525	0	167,525
Sovereign Issues	0	136,217	0	136,217
Preferred Securities
Banking & Finance	23,227	1,380	0	24,607
Short-Term Instruments
Certificates of Deposit	0	25,302	0	25,302
Repurchase Agreements	0	235	0	235
U.S. Treasury Bills	0	996	0	996
	$23,227	$2,110,915	$0	$2,134,142

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104,617	$0	$0	$104,617

Total Investments	$127,844	$2,110,915	$0	$2,238,759

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(70,154)	$0	$(70,154)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,018	686	0	3,704
Over the counter	0	85,710	0	85,710
	$3,018	$86,396	$0	$89,414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(919)	(4,599)	0	(5,518)
Over the counter	0	(55,041)	0	(55,041)
	$(919)	$(59,640)	$0	$(60,559)

Totals	$129,943	$2,067,517	$0	$2,197,460

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Small Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.5%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$900	$897
Charter Communications Operating LLC
3.250% due 08/24/2021		900	899
Community Health Systems, Inc.
3.683% due 12/31/2018		985	978

Total Bank Loan Obligations (Cost $2,775)			2,774

CORPORATE BONDS & NOTES 24.4%

BANKING & FINANCE 15.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		300	303
Ally Financial, Inc.
6.250% due 12/01/2017		800	836
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		1,298	1,314
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,906
Banco do Brasil S.A.
3.875% due 10/10/2022		300	260
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	2,800	781
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		400	449
Bank of America Corp.
0.947% due 08/15/2016		$400	399
4.000% due 04/01/2024		700	736
4.125% due 01/22/2024		1,100	1,168
5.650% due 05/01/2018		100	107
6.100% due 03/17/2025 (d)		4,600	4,537
6.400% due 08/28/2017		200	213
6.500% due 08/01/2016		12,425	12,640
6.875% due 04/25/2018		3,700	4,065
Barclays Bank PLC
7.750% due 04/10/2023		400	420
14.000% due 06/15/2019 (d)	GBP	5,600	10,186
Barclays PLC
5.250% due 08/17/2045		$400	404
BBVA Bancomer S.A.
6.500% due 03/10/2021		200	219
6.750% due 09/30/2022		6,600	7,342
7.250% due 04/22/2020		400	446
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	1,978
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		400	387
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,849
Citigroup, Inc.
0.906% due 06/09/2016		$4,600	4,597
1.298% due 11/15/2016		7,000	7,011
1.579% due 07/25/2016		8,600	8,615
5.950% due 05/15/2025 (d)		1,100	1,060
Credit Agricole S.A.
8.125% due 12/23/2025 (d)		900	901
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	575
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		2,000	2,115
Deutsche Bank AG
1.106% due 05/30/2017		1,700	1,688

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
E*TRADE Financial Corp.
5.375% due 11/15/2022		$5,800	$6,141
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,900	2,902
8.000% due 12/15/2016		200	209
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,701
2.750% due 05/15/2016		700	701
4.750% due 08/15/2017		10,270	10,606
HSBC Holdings PLC
3.400% due 03/08/2021		500	511
4.250% due 08/18/2025		1,600	1,583
4.300% due 03/08/2026		300	310
HSBC USA, Inc.
1.390% due 08/07/2018		800	795
International Lease Finance Corp.
6.750% due 09/01/2016		3,475	3,531
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,823
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)	GBP	1,800	2,504
Macquarie Bank Ltd.
6.625% due 04/07/2021		$2,600	2,963
Morgan Stanley
3.875% due 04/29/2024		1,900	1,997
4.000% due 07/23/2025		100	105
MUFG Union Bank N.A.
1.021% due 05/05/2017		4,000	3,981
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	224
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	8,600	1,313
Rabobank Group
6.875% due 03/19/2020	EUR	600	807
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$100	110
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,100	903
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		$200	200
UBS AG
5.125% due 05/15/2024		3,700	3,760
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		400	402
4.125% due 09/24/2025		400	402
Wells Fargo & Co.
3.500% due 03/08/2022		38	40

			132,031

INDUSTRIALS 5.4%
AbbVie, Inc.
1.800% due 05/14/2018		500	504
2.500% due 05/14/2020		300	306
3.200% due 11/06/2022		100	103
3.600% due 05/14/2025		200	210
4.500% due 05/14/2035		100	104
4.700% due 05/14/2045		100	107
Actavis Funding SCS
1.887% due 03/12/2020		1,100	1,097
3.800% due 03/15/2025		1,100	1,147
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		800	823
3.650% due 02/01/2026		1,100	1,158
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CCO Safari LLC
3.579% due 07/23/2020		$200	$204
4.464% due 07/23/2022		300	315
4.908% due 07/23/2025		700	740
6.384% due 10/23/2035		100	110
6.484% due 10/23/2045		300	335
6.834% due 10/23/2055		100	108
CVS Health Corp.
2.800% due 07/20/2020		200	208
3.500% due 07/20/2022		100	107
3.875% due 07/20/2025		800	865
4.875% due 07/20/2035		200	224
5.125% due 07/20/2045		300	349
Daimler Finance North America LLC
1.296% due 08/01/2016		3,600	3,603
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		3,000	3,001
DP World Sukuk Ltd.
6.250% due 07/02/2017 (f)		1,100	1,153
Enbridge, Inc.
1.275% due 10/01/2016		2,500	2,476
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	716
HCA, Inc.
3.750% due 03/15/2019		4,500	4,621
Kraft Heinz Foods Co.
1.600% due 06/30/2017		300	301
2.000% due 07/02/2018		300	303
2.800% due 07/02/2020		200	205
3.500% due 07/15/2022		100	105
3.950% due 07/15/2025		100	107
5.000% due 07/15/2035		100	111
5.200% due 07/15/2045		100	112
President and Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,605
QUALCOMM, Inc.
4.650% due 05/20/2035		200	206
4.800% due 05/20/2045		300	298
Thomson Reuters Corp.
1.300% due 02/23/2017		9,800	9,785
UAL Pass-Through Trust
10.400% due 05/01/2018		21	22
UnitedHealth Group, Inc.
4.750% due 07/15/2045		200	230
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	4,779	5,847
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,600	1,620

			47,951

UTILITIES 4.0%
AT&T, Inc.
1.049% due 03/30/2017		4,500	4,499
Petrobras Global Finance BV
2.000% due 05/20/2016		7,300	7,291
2.762% due 01/15/2019		300	244
3.002% due 03/17/2017		100	97
3.522% due 03/17/2020		1,100	850
3.750% due 01/14/2021	EUR	300	269
4.875% due 03/17/2020		$300	250
5.375% due 01/27/2021		100	82
5.750% due 01/20/2020		1,200	1,037
6.250% due 12/14/2026	GBP	300	301
Verizon Communications, Inc.
2.164% due 09/15/2016		$6,400	6,435
2.382% due 09/14/2018		10,100	10,334

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	109

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 09/15/2016	$2,057	$2,073
3.650% due 09/14/2018	700	737
5.150% due 09/15/2023	400	463
6.100% due 04/15/2018	33	36

		34,998

Total Corporate Bonds & Notes (Cost $217,752)		214,980

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	148
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,218
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	448

		4,814

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,159

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	410
7.750% due 01/01/2042	700	699

		1,109

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	149

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,440

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,253

		1,367

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	776

Total Municipal Bonds & Notes (Cost $12,252)		14,814

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.783% due 07/25/2037	70	70
0.813% due 07/25/2037	77	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.833% due 09/25/2035	$187	$187
2.310% due 08/01/2022	100	103
4.000% due 07/01/2018 - 03/01/2026	1,680	1,764
4.515% due 07/01/2019	834	906
5.000% due 04/01/2035	188	211
5.500% due 09/01/2023	11	12
6.000% due 05/01/2019 - 05/01/2041	2,780	3,175
7.500% due 04/01/2024 - 11/01/2037	245	271
Fannie Mae, TBA
3.000% due 05/01/2046	100	102
4.000% due 04/01/2046	9,700	10,368
4.500% due 06/01/2046	3,000	3,257
5.000% due 04/01/2046	3,000	3,320
5.500% due 05/01/2046	2,500	2,801
Freddie Mac
0.473% due 12/25/2036	11	11
1.146% due 10/15/2037	63	63
6.000% due 04/01/2040	10	11
Freddie Mac, TBA
5.000% due 05/01/2046	2,000	2,196
5.500% due 04/01/2046	1,000	1,113
Ginnie Mae
6.000% due 12/15/2038	138	156
Ginnie Mae, TBA
5.000% due 04/01/2046	3,000	3,308
Small Business Administration
5.290% due 12/01/2027	64	71
5.720% due 01/01/2029	1,054	1,208
6.020% due 08/01/2028	900	1,028

Total U.S. Government Agencies (Cost $35,247)		35,789

U.S. TREASURY OBLIGATIONS 54.9%
U.S. Treasury Bonds
2.500% due 02/15/2046 (f)	10,100	9,849
2.875% due 08/15/2045	14,400	15,152
3.000% due 11/15/2044 (j)	1,300	1,403
3.125% due 08/15/2044	6,350	7,029
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)	25,033	25,503
0.125% due 01/15/2023 (h)	7,390	7,461
0.125% due 07/15/2024	12,472	12,532
0.250% due 01/15/2025	16,203	16,359
0.375% due 07/15/2023	17,815	18,376
0.750% due 02/15/2045	5,634	5,467
1.750% due 01/15/2028	4,523	5,252
2.375% due 01/15/2025 (h)	628	749
2.375% due 01/15/2027	2,467	3,017
2.500% due 01/15/2029	3,752	4,720
3.625% due 04/15/2028	146	202
U.S. Treasury Notes
1.375% due 08/31/2020 (f)(h)(j)	93,900	94,834
1.875% due 08/31/2022 (f)	117,000	119,776
1.875% due 10/31/2022 (f)(h)(j)	48,000	49,125
2.000% due 07/31/2022 (h)(j)	10,100	10,420
2.000% due 08/15/2025	18,700	19,069
2.125% due 05/15/2025 (f)(h)(j)	23,400	24,138
2.250% due 11/15/2025	700	729
2.375% due 08/15/2024 (f)(h)(j)	31,200	32,878

Total U.S. Treasury Obligations (Cost $471,652)		484,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
Adjustable Rate Mortgage Trust
4.818% due 11/25/2037 ^		$8,822	$6,453
BCAP LLC Trust
7.240% due 03/26/2037		8,632	6,922
Bear Stearns ALT-A Trust
2.980% due 11/25/2035 ^		8,197	6,035
ChaseFlex Trust
0.733% due 07/25/2037		533	395
Citigroup Mortgage Loan Trust, Inc.
0.503% due 01/25/2037		8	6
2.730% due 03/25/2036 ^		546	522
2.785% due 08/25/2035		221	216
Countrywide Alternative Loan Trust
0.593% due 02/25/2047		36	30
0.633% due 06/25/2037		117	99
1.351% due 02/25/2036		12	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.664% due 11/25/2034		11	11
2.757% due 02/20/2035		12	12
5.500% due 11/25/2035 ^		81	77
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		3,301	3,330
Deutsche ALT-A Securities, Inc.
0.613% due 06/25/2037 ^		746	622
Eddystone Finance PLC
1.114% due 04/19/2021	GBP	1,635	2,286
Greenwich Capital Commercial Funding Corp. Trust
5.892% due 07/10/2038		$63	63
GSR Mortgage Loan Trust
2.849% due 11/25/2035		13	12
HarborView Mortgage Loan Trust
0.602% due 12/19/2036 ^		1,017	751
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		297	298
5.439% due 01/15/2049		4,150	4,243
JPMorgan Mortgage Trust
2.502% due 07/25/2035		74	73
2.748% due 08/25/2034		158	158
2.768% due 02/25/2035		5	5
5.750% due 01/25/2036 ^		26	22
LB Commercial Mortgage Trust
5.852% due 07/15/2044		4,555	4,722
Leek Finance PLC
0.868% due 12/21/2037	GBP	469	717
Merrill Lynch Mortgage Investors Trust
2.849% due 09/25/2035 ^		$243	218
Morgan Stanley Capital Trust
5.610% due 04/15/2049		54	54
Residential Accredit Loans, Inc. Trust
0.618% due 08/25/2036		1,106	877
0.633% due 05/25/2047		12,586	9,819
Structured Adjustable Rate Mortgage Loan Trust
3.645% due 04/25/2035		335	319
Structured Asset Mortgage Investments Trust
0.553% due 08/25/2036		13,861	10,355
0.663% due 02/25/2036		2,829	2,335
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		513	515
WaMu Mortgage Pass-Through Certificates Trust
1.081% due 01/25/2047		37	33
1.121% due 05/25/2047		5,806	4,825
2.155% due 09/25/2046		67	58
2.155% due 10/25/2046		61	54
Wells Fargo Mortgage-Backed Securities Trust
2.834% due 07/25/2036 ^		1,309	1,253
2.837% due 03/25/2036 ^		491	458

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.638% due 12/25/2036	$463	$436

Total Non-Agency Mortgage-Backed Securities (Cost $71,362)		69,699

ASSET-BACKED SECURITIES 12.3%
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037	3,238	2,080
Asset-Backed Securities Corp. Home Equity Loan Trust
1.393% due 07/25/2035	300	272
Bear Stearns Asset-Backed Securities Trust
0.543% due 02/25/2037	2,808	2,644
0.593% due 08/25/2036	1,149	991
0.633% due 12/25/2036	423	383
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045	30	20
0.593% due 12/25/2036	4,486	2,902
Cornerstone CLO Ltd.
0.842% due 07/15/2021	745	739
Countrywide Asset-Backed Certificates
0.573% due 06/25/2037	1,774	1,314
0.573% due 06/25/2047 ^	1,845	1,481
0.713% due 09/25/2036	2,100	1,891
5.016% due 10/25/2046 ^	10,001	9,533
5.352% due 04/25/2047 ^	2,349	2,640
Credit-Based Asset Servicing and Securitization LLC
0.553% due 07/25/2037	11	7
Fieldstone Mortgage Investment Trust
1.168% due 12/25/2035	10,750	8,103
First Franklin Mortgage Loan Trust
0.963% due 09/25/2035	4,000	3,776
Fremont Home Loan Trust
0.533% due 08/25/2036	115	42
GSAA Home Equity Trust
2.992% due 03/25/2036	7,741	5,252
GSAMP Trust
1.753% due 12/25/2034 ^	1,843	1,198
Lockwood Grove CLO Ltd.
1.989% due 01/25/2024	6,600	6,561
MASTR Specialized Loan Trust
0.693% due 06/25/2046	4,940	4,301
Merrill Lynch Mortgage Investors Trust
0.543% due 08/25/2037	9,889	5,705
Morgan Stanley ABS Capital, Inc. Trust
0.483% due 07/25/2036	6	3
0.593% due 09/25/2036	3,644	1,819
0.648% due 03/25/2037	10,251	4,672
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	6,404	3,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
People’s Choice Home Loan Securities Trust
0.953% due 12/25/2035		$927	$836
Residential Asset Mortgage Products Trust
1.531% due 09/25/2033		1,951	1,798
Residential Asset Securities Corp. Trust
0.683% due 04/25/2037		17,915	16,360
Securitized Asset-Backed Receivables LLC Trust
0.683% due 05/25/2036		1,761	975
SG Mortgage Securities Trust
0.613% due 02/25/2036		6,085	3,476
SLM Private Education Loan Trust
1.027% due 07/15/2022		2,959	2,943
3.686% due 05/16/2044		224	230
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	529	574
Soundview Home Loan Trust
0.493% due 11/25/2036		$9	3
South Texas Higher Education Authority, Inc.
1.125% due 10/01/2020		244	244
SpringCastle America Funding LLC
2.700% due 05/25/2023		3,610	3,597
Structured Asset Securities Corp. Mortgage Loan Trust
0.663% due 05/25/2047		2,300	1,740
Venture CDO Ltd.
0.841% due 07/22/2021		242	236
Voya CLO Ltd.
1.922% due 10/15/2022		3,600	3,592

Total Asset-Backed Securities (Cost $109,714)			108,857

SOVEREIGN ISSUES 5.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	15,400	4,144
0.000% due 10/01/2016 (b)		106,480	27,711
0.000% due 01/01/2017 (b)		2,710	684
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,182
Hydro-Quebec
0.962% due 09/29/2049 (d)		3,600	2,556
Korea Development Bank
3.250% due 09/20/2016		600	606
3.500% due 08/22/2017		200	206
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	2,722	167
4.750% due 06/14/2018		28,100	1,636
5.000% due 06/16/2016 (c)		5,172	300
Province of Ontario
1.100% due 10/25/2017		$200	200
1.650% due 09/27/2019		300	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatar Government International Bond
5.250% due 01/20/2020		$1,500	$1,673
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,100	714
3.800% due 08/08/2017	JPY	60,000	483
4.750% due 04/17/2019	EUR	2,800	2,845
Spain Government International Bond
2.900% due 10/31/2046		1,500	1,795

Total Sovereign Issues (Cost $47,240)			48,203

SHORT-TERM INSTRUMENTS 9.5%

REPURCHASE AGREEMENTS (e) 0.1%
			518

U.S. TREASURY BILLS 9.4%
0.272% due 04/07/2016 - 04/21/2016 (a)(b)(j)		$82,650	82,645

Total Short-Term Instruments (Cost $83,157)			83,163

Total Investments in Securities (Cost $1,051,151)			1,062,319

		SHARES
INVESTMENTS IN AFFILIATES 17.1%

SHORT-TERM INSTRUMENTS 17.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.1%
PIMCO Short-Term Floating NAV Portfolio III		15,238,796	150,575

Total Short-Term Instruments (Cost $150,530)			150,575

Total Investments in Affiliates (Cost $150,530)			150,575

Total Investments 137.6% (Cost $1,201,681)			$1,212,894

Financial Derivative Instruments (g)(i) (5.8%) (Cost or Premiums, net $(6,284))			(51,162)

Other Assets and Liabilities, net (31.8%)			(280,443)

Net Assets 100.0%			$881,289

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	111

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$518	U.S. Treasury Notes 2.250% due 07/31/2021	$(531)	$518	$518

Total Repurchase Agreements						$(531)	$518	$518

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	01/12/2016	04/12/2016	$(17,357)	$(17,380)
BRC	(0.750)	03/22/2016	04/06/2016	(532)	(532)
BSN	0.590	02/04/2016	04/05/2016	(423)	(424)
	0.590	02/08/2016	04/08/2016	(27,000)	(27,023)
	0.590	02/10/2016	04/08/2016	(10,466)	(10,475)
	0.590	03/17/2016	04/05/2016	(11,316)	(11,319)
JPS	0.130	03/08/2016	04/15/2016	(3,442)	(3,443)
RDR	0.530	12/16/2015	04/11/2016	(4,938)	(4,945)
SCX	0.610	01/15/2016	04/15/2016	(20,726)	(20,753)
	0.610	01/28/2016	04/15/2016	(4,466)	(4,471)
	0.620	01/14/2016	05/13/2016	(19,800)	(19,826)
	0.620	01/19/2016	05/17/2016	(35,047)	(35,091)
	0.620	02/04/2016	05/17/2016	(1,541)	(1,543)
	0.630	01/21/2016	04/21/2016	(55,473)	(55,542)
	0.630	02/04/2016	04/21/2016	(11,097)	(11,108)
	0.630	02/09/2016	04/11/2016	(10,965)	(10,975)
	0.650	02/10/2016	04/11/2016	(1,677)	(1,678)

Total Reverse Repurchase Agreements					$(236,528)

(2)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(78,471) at a weighted average interest rate of 0.523%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$100	$(103)	$(102)
Fannie Mae, TBA	4.000	04/01/2046	10,500	(11,198)	(11,223)

Total Short Sales				$(11,301)	$(11,325)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $238,131 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(17,380)	$0	$(17,380)	$17,573	$193
BRC	0	(532)	0	(532)	524	(8)
BSN	0	(49,241)	0	(49,241)	49,545	304
JPS	0	(3,443)	0	(3,443)	3,511	68
RDR	0	(4,945)	0	(4,945)	4,848	(97)

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
SCX	$0	$(160,987)	$0	$(160,987)	$160,974	$(13)
SSB	518	0	0	518	(531)	(13)

Total Borrowings and Other Financing Transactions	$518	$(236,528)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(532)	$0	$0	$(532)
U.S. Treasury Obligations	0	(179,536)	(56,460)	0	(235,996)

Total Borrowings	$0	$(180,068)	$(56,460)	$0	$(236,528)

Gross amount of recognized liabilities for reverse repurchase agreements					$(236,528)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June Futures	$106.000	05/20/2016	681	$6	$0
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.000	05/20/2016	922	8	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.000	05/20/2016	1,269	11	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	207	2	3
Put - CBOT U.S. Treasury Ultra Long-Term Bond June Futures	114.000	05/20/2016	192	1	3

				$28	$14

Total Purchased Options				$28	$14

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	952	$(1,350)	$0	$(12)
90-Day Eurodollar June Futures	Short	06/2016	32	(33)	0	0
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	15	9	11	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	7	(1)	1	0
Euro-Bobl June Futures	Long	06/2016	192	(70)	0	(15)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	377	(1,123)	8	(112)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	160	(70)	11	(49)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	7	3	0	0
Russell 2000 Mini Index June Futures	Long	06/2016	212	769	55	0
U.S. Treasury 2-Year Note June Futures	Long	06/2016	681	37	53	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	922	231	202	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	1,737	724	651	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	4	4	0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	159	(221)	169	0
United Kingdom Long Gilt June Futures	Short	06/2016	29	(2)	13	(15)

Total Futures Contracts				$(1,098)	$1,174	$(207)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	113

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$12,375	$663	$89	$16	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	22,900	695	818	37	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	124,300	664	59	0	(8)

				$2,022	$966	$53	$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	99,800	$177	$161	$20	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		630,300	(16,897)	(5,510)	0	(408)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		129,300	5,745	2,115	217	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		362,900	(22,877)	(6,779)	0	(956)
Pay	3-Month USD-LIBOR *	2.000	06/15/2023		32,100	1,175	198	84	0
Receive	3-Month USD-LIBOR	2.300	12/03/2025		30,500	(2,056)	(1,010)	0	(111)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		92,900	(4,802)	(2,541)	0	(350)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		74,000	(10,711)	(4,699)	0	(522)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		21,385	(1,601)	(247)	0	(148)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	41,100	572	335	0	(72)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		1,200	(62)	(25)	1	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(247)	(87)	0	(10)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(1,262)	(543)	0	(35)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		10,400	(38)	(110)	0	(19)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		3,400	(110)	(53)	0	(23)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	2,330,000	(295)	(15)	61	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		77,200	35	(23)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	13	(4)	0	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		74,200	51	(11)	3	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	20	4	2	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	8	1	1	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		24,200	14	7	2	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	1	0	0	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		38,200	(16)	22	1	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		8,100	(2)	5	0	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	30	50	2	0

						$(53,135)	$(18,759)	$394	$(2,654)

Total Swap Agreements						$(51,113)	$(17,793)	$447	$(2,662)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $37,045 and cash of $2,859 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$14	$1,174	$447	$1,635	$0	$(207)	$(2,662)	$(2,869)

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		1,876		CHF	1,857	$59	$0

BOA	04/2016		JPY	401,603	$		3,587	18	0
	05/2016		BRL	33,615			9,585	311	0
	05/2016		TWD	344,122			10,298	0	(408)
	05/2016	$		4,189		CNH	27,304	27	0
	06/2016		EUR	13,705	$		18,764	3,135	0
	06/2016	$		15,024		EUR	13,705	730	(125)
	08/2016		CNH	8,304	$		1,224	0	(52)
	08/2016	$		4,546		CNH	30,004	66	0

BPS	04/2016		BRL	42,800	$		11,972	69	0
	04/2016	$		12,026		BRL	42,800	0	(123)
	08/2016		CNH	37,055	$		5,600	0	(96)
	08/2016	$		2,811		CNH	18,440	23	0
	10/2016		BRL	5,800	$		1,379	0	(152)

BRC	05/2016		MXN	224,439			12,783	0	(154)
	05/2016	$		10,699		MXN	190,698	293	0
	05/2016			1,424		TWD	46,743	30	0
	06/2016		EUR	2,579	$		3,546	604	0
	10/2016	$		4,248		CNH	28,720	152	0

CBK	04/2016		BRL	42,800	$		12,026	123	0
	04/2016		EUR	2,827			3,132	0	(85)
	04/2016		JPY	1,121,000			9,953	0	(8)
	04/2016	$		11,721		BRL	42,800	182	0
	04/2016			475		EUR	437	22	0
	05/2016			3,938		TWD	129,245	83	0
	07/2016		BRL	13,718	$		3,568	0	(152)
	10/2016			42,440			10,387	0	(816)
	10/2016	$		12,949		CNH	84,542	2	0

DUB	04/2016		BRL	60,360	$		16,366	0	(421)
	04/2016	$		16,684		BRL	60,360	231	(129)
	05/2016			11,772			42,800	37	0
	06/2016		EUR	2,360	$		2,952	327	(66)
	06/2016	$		3,190		EUR	2,360	0	(499)
	10/2016			2,354		CNH	15,895	81	0
	01/2017		BRL	2,710	$		643	0	(56)

GLM	04/2016			177,509			49,878	510	0
	04/2016	$		44,605		BRL	177,509	4,763	0
	04/2016			21,380		GBP	14,972	123	0
	05/2016		AUD	11,041	$		8,374	0	(74)
	05/2016		GBP	14,972			21,382	0	(124)
	05/2016	$		8,278		AUD	10,928	84	0
	05/2016			5,354		MXN	93,607	41	0
	07/2016		BRL	49,554	$		13,828	391	0
	10/2016			10,850			2,662	0	(202)

HUS	04/2016			24,672			6,506	0	(356)
	04/2016	$		6,932		BRL	24,672	0	(71)
	04/2016			114		CNH	744	1	0
	04/2016			2,027		JPY	228,103	0	0
	05/2016		HKD	1,233	$		158	0	(1)
	05/2016		JPY	228,103			2,028	0	0
	08/2016		CNH	55,785			8,433	0	(142)
	08/2016	$		6,779		CNH	44,636	82	0
	10/2016			5,924			39,014	55	(2)
	01/2021		BRL	1,520	$		234	0	(44)

JPM	04/2016			107,944			29,553	0	(467)
	04/2016		DKK	9,143			1,349	0	(47)
	04/2016		JPY	960,900			8,638	100	0
	04/2016	$		30,331		BRL	107,944	0	(310)
	04/2016			679		EUR	605	10	0
	05/2016		AUD	1,138	$		805	0	(66)
	05/2016		BRL	45,942			13,033	358	0
	05/2016	$		29,349		BRL	107,944	433	0
	05/2016			4,396		CNH	28,662	29	0
	05/2016			1,103		TWD	36,228	24	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	115

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2016		BRL	40,180	$		9,557	$0	$(1,050)
	10/2016	$		2,345		CNH	15,852	83	0

MSB	04/2016		EUR	16,449	$		18,050	0	(667)
	05/2016		BRL	11,288			3,204	89	0
	05/2016		ZAR	1,046			72	2	0
	06/2016		EUR	3,621			4,980	851	0
	06/2016	$		3,939		EUR	3,621	190	0
	10/2016		BRL	7,210	$		1,766	0	(137)

NAB	06/2016		EUR	7,878			10,817	1,832	0
	06/2016	$		4,226		EUR	3,899	222	0
	07/2016		EUR	10,776	$		14,619	2,311	0
	07/2016	$		11,846		EUR	10,776	462	0

SCX	04/2016		GBP	14,972	$		20,838	0	(665)
	04/2016	$		301		CNH	1,960	2	0
	04/2016			20,182		JPY	2,255,400	2	(144)
	05/2016			8,774		CNH	57,215	60	0
	05/2016			3,568		TWD	117,059	74	0
	08/2016		CNH	27,465	$		4,150	0	(72)
	08/2016	$		2,226		CNH	14,660	28	0
	10/2016		CNH	401,056	$		61,427	0	(10)
	10/2016	$		1,806		CNH	12,207	64	0
	02/2017		CNH	106,599	$		15,396	0	(816)

SOG	04/2016	$		727		CNH	4,736	5	0
	04/2016			445		TWD	14,605	9	0
	08/2016		CNH	9,918	$		1,500	0	(24)
	08/2016	$		778		CNH	5,099	6	0
	10/2016			2,687			18,143	92	0

UAG	04/2016			21,097		EUR	18,839	340	0
	05/2016		EUR	18,203	$		20,401	0	(330)
	05/2016	$		4,099		CNH	26,705	24	0
	08/2016		CNH	8,044	$		1,217	0	(19)
	01/2017			8,304			1,209	0	(57)
	02/2017	$		2,203		CNH	14,610	19	0

Total Forward Foreign Currency Contracts								$20,376	$(9,239)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
FBF	Put - OTC CDX.IG-25 5-Year Index	Buy	2.600%	04/20/2016	$	70,000	$7	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	4,600	$47	$1
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		300	12	24

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		13,400	140	2

CBK	Call - OTC USD versus JPY		147.500	04/26/2016		35,156	4	0

GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	6,500	254	211
	Call - OTC USD versus CHF	CHF	1.070	06/07/2016	$	17,234	54	3

SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		4,600	193	440

							$704	$681

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	59,300	$21	$6
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		52,600	101	74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		9,900	504	494

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	03/28/2017	$	50,300	$171	$236
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	983

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		58,000	208	272
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		9,800	268	10

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	310

								$2,595	$2,385

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	82.500	04/06/2016	$	17,300	$1	$0

FBF	Call - OTC Fannie Mae 3.500% due 04/01/2046		120.000	04/06/2016		60,000	2	0

JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046		71.000	04/06/2016		40,500	1	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046		124.000	04/06/2016		92,000	4	0

							$8	$0

Total Purchased Options							$3,314	$3,066

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$	1,100	$(2)	$0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		1,000	(2)	0

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		1,400	(4)	0

							$(8)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	3,700	$(20)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		3,700	(24)	(2)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	4,600	(12)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		8,600	(471)	(356)
	Call - OTC USD versus RUB		108.000	02/22/2017		300	(12)	(5)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	11,700	(72)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		11,700	(71)	(6)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	13,400	(37)	0

DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		2,170	(280)	(113)
	Put - OTC USD versus BRL		5.000	10/19/2017		2,170	(323)	(538)

FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	3,861	(150)	(124)
	Call - OTC EUR versus MXN		22.650	03/21/2017		3,861	(134)	(150)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	6,529	(827)	(340)
	Put - OTC USD versus BRL		5.000	10/19/2017		6,529	(985)	(1,619)
	Call - OTC USD versus BRL		6.300	01/11/2018		2,162	(115)	(65)

GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	6,500	(208)	(74)
	Put - OTC EUR versus MXN		18.900	03/21/2017		5,787	(235)	(186)
	Call - OTC EUR versus MXN		22.650	03/21/2017		5,787	(189)	(224)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	12,442	(153)	(700)

HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,300	(281)	(335)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	12,442	(315)	(3)

SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	4,100	(291)	(320)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	4,600	(199)	(73)

							$(5,404)	$(5,233)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	300	$(4)	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	117

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	1,000	$(4)	$(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		1,000	(4)	(2)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	49,400	(514)	(516)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		11,200	(101)	(130)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	2,100	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		2,100	(9)	(3)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	98,600	(1,050)	(1,030)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		12,700	(42)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		2,400	(40)	(45)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		8,200	(131)	(157)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	1,400	(5)	(7)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		1,400	(5)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	4,100	(70)	(77)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		8,100	(138)	(156)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		9,800	(271)	(525)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		31,500	(333)	(339)

								$(2,724)	$(3,004)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$269	$0	$4

Total Written Options					$(8,140)	$(8,233)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	479	$963,412	AUD	26,200	CAD		EUR	66,775	$(8,400)
Sales	1,301	968,440		56,153		34,566		408,266	(16,494)
Closing Buys	(1,780)	(570,766)		(26,200)		(17,283)		(174,996)	8,846
Expirations	0	(849,278)		(23,013)		(17,283)		(163,929)	5,364
Exercised	0	(195,795)		(33,140)		0		(62,120)	2,544

Balance at End of Period	0	$316,013	AUD	0	CAD	0	EUR	73,996	$(8,140)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Volkswagen International Finance NV	1.000%	12/20/2016	0.734%	EUR	1,100	$(8)	$11	$3	$0

BPS	Volkswagen International Finance NV	1.000	06/20/2016	0.737		400	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		500	(7)	8	1	0

BRC	Brazil Government International Bond	1.000	06/20/2016	0.596	$	1,000	(1)	2	1	0
	Italy Government International Bond	1.000	06/20/2017	0.394		1,100	4	4	8	0

CBK	Brazil Government International Bond	1.000	06/20/2016	0.596		1,800	(5)	7	2	0
	Mexico Government International Bond	1.000	06/20/2016	0.289		3,100	0	6	6	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	200	(2)	3	1	0

DUB	Mexico Government International Bond	1.000	06/20/2016	0.289	$	2,000	5	(1)	4	0
	Spain Government International Bond	1.000	06/20/2019	0.620		9,200	0	114	114	0

FBF	Brazil Government International Bond	1.000	06/20/2016	0.596		1,800	(3)	5	2	0

GST	Spain Government International Bond	1.000	06/20/2019	0.620		4,200	2	50	52	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	400	(5)	6	1	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		50	(1)	1	0	0

HUS	Brazil Government International Bond	1.000	06/20/2016	0.596	$	1,300	(2)	4	2	0

JPM	Spain Government International Bond	1.000	06/20/2019	0.620		5,000	(3)	65	62	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		50	(1)	1	0	0

118	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Spain Government International Bond	1.000%	06/20/2019	0.620%	$	1,400	$3	$14	$17	$0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	200	(2)	3	1	0

							$(28)	$305	$277	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(7)	$73	$0

BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,523	(1,706)	98	0	(1,608)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(9)	98	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$ (1,519)	$84	$173	$(1,608)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	14.140%	01/04/2021	BRL	54,900	$0	$(155)	$0	$(155)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	(155)	0	(165)

BPS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	28,900	3	(433)	0	(430)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		13,800	1	(145)	0	(144)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	8,800	(1)	(152)	0	(153)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	23	23	0
	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		950	(2)	57	55	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018	BRL	1	0	0	0	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		42,000	72	(440)	0	(368)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	7,900	(2)	(232)	0	(234)

DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,317	(3)	138	135	0
	Pay	1-Year BRL-CDI	12.600	01/04/2021	BRL	15,700	1	(164)	0	(163)

FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	9	10	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	27,400	(3)	(231)	0	(234)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,500	25	(108)	0	(83)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,580	0	202	202	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	1,400	2	(20)	0	(18)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		35,000	19	(325)	0	(306)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	12,900	(43)	(212)	0	(255)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,200	(2)	(315)	0	(317)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		28,000	(3)	(829)	0	(832)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	0	0	0	0

HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	9,300	9	(128)	0	(119)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		3,400	(2)	(28)	0	(30)

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	420	1	24	25	0

MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		1,430	(2)	86	84	0

							$61	$(3,533)	$534	$(4,006)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	119

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	Russell 2000 Index	107,357	3-Month USD-LIBOR less a specified spread	07/15/2016	$641,071		$(66,807)	$0	$(66,807)

	Receive	Russell 2000 Index	17,959	1-Month USD-LIBOR less a specified spread	01/19/2017	101,409		(5,334)	0	(5,334)

CBK	Receive	Russell 2000 Index	35,919	3-Month USD-LIBOR less a specified spread	11/15/2016	171,279		20,873	20,873	0

								$(51,268)	$20,873	$(72,141)

Total Swap Agreements							$(1,486)	$(54,412)	$21,857	$(77,755)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $82,916 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$59	$0	$0	$59	$0	$0	$0	$0	$59	$0	$59
BOA	4,287	25	76	4,388	(585)	(363)	(320)	(1,268)	3,120	(3,040)	80
BPS	92	2	1	95	(371)	(12)	(72,868)	(73,251)	(73,156)	75,401	2,245
BRC	1,079	0	9	1,088	(154)	0	(1,608)	(1,762)	(674)	697	23
CBK	412	574	21,058	22,044	(1,061)	(660)	(602)	(2,323)	19,721	(18,704)	1,017
DUB	676	0	253	929	(1,171)	(651)	(163)	(1,985)	(1,056)	824	(232)
FBF	0	0	12	12	0	(2,298)	(317)	(2,615)	(2,603)	2,534	(69)
GLM	5,912	1,433	202	7,547	(400)	(2,425)	(1,728)	(4,553)	2,994	(2,460)	534
GST	0	0	53	53	0	0	0	0	53	0	53
HUS	138	0	2	140	(616)	(338)	(149)	(1,103)	(963)	1,013	50
JPM	1,037	282	89	1,408	(1,940)	(754)	0	(2,694)	(1,286)	831	(455)
MSB	1,132	0	0	1,132	(804)	0	0	(804)	328	(400)	(72)
MYC	0	310	102	412	0	(339)	0	(339)	73	(66)	7
NAB	4,827	0	0	4,827	0	0	0	0	4,827	(4,850)	(23)
SCX	230	0	0	230	(1,707)	0	0	(1,707)	(1,477)	1,412	(65)
SOG	112	440	0	552	(24)	(393)	0	(417)	135	55	190
UAG	383	0	0	383	(406)	0	0	(406)	(23)	71	48

Total Over the Counter	$20,376	$3,066	$21,857	$45,299	$(9,239)	$(8,233)	$(77,755)	$(95,227)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

120	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$14	$14
Futures	0	0	55	0	1,119	1,174
Swap Agreements	0	53	0	0	394	447

	$0	$53	$55	$0	$1,527	$1,635

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,376	$0	$20,376
Purchased Options	0	0	0	681	2,385	3,066
Swap Agreements	0	450	20,873	0	534	21,857

	$0	$450	$20,873	$21,057	$2,919	$45,299

	$0	$503	$20,928	$21,057	$4,446	$46,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$207	$207
Swap Agreements	0	8	0	0	2,654	2,662

	$0	$8	$0	$0	$2,861	$2,869

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,239	$0	$9,239
Written Options	0	0	0	5,229	3,004	8,233
Swap Agreements	0	1,608	72,141	0	4,006	77,755

	$0	$1,608	$72,141	$14,468	$7,010	$95,227

	$0	$1,616	$72,141	$14,468	$9,871	$98,096

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(77)	$(77)
Written Options	0	0	19	0	268	287
Futures	0	0	(49,026)	0	3,140	(45,886)
Swap Agreements	0	(1,218)	0	0	(45,231)	(46,449)

	$0	$(1,218)	$(49,007)	$0	$(41,900)	$(92,125)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,783)	$0	$(1,783)
Purchased Options	0	(33)	0	(1,383)	(2,535)	(3,951)
Written Options	0	196	0	4,746	4,841	9,783
Swap Agreements	0	547	60,958	(30)	(18,329)	43,146

	$0	$710	$60,958	$1,550	$(16,023)	$47,195

	$0	$(508)	$11,951	$1,550	$(57,923)	$(44,930)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(32)	$(32)
Written Options	0	0	0	0	113	113
Futures	0	0	(7,915)	0	(4,137)	(12,052)
Swap Agreements	0	(1,069)	0	0	9,407	8,338

	$0	$(1,069)	$(7,915)	$0	$5,351	$(3,633)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,853)	$0	$(8,853)
Purchased Options	0	16	0	208	756	980
Written Options	0	8	0	663	(424)	247
Swap Agreements	0	210	(152,126)	12	(537)	(152,441)

	$0	$234	$(152,126)	$(7,970)	$(205)	$(160,067)

	$0	$(835)	$(160,041)	$(7,970)	$5,146	$(163,700)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	121

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,774	$0	$2,774
Corporate Bonds & Notes
Banking & Finance	0	132,031	0	132,031
Industrials	0	47,951	0	47,951
Utilities	0	34,998	0	34,998
Municipal Bonds & Notes
California	0	4,814	0	4,814
Colorado	0	5,159	0	5,159
Illinois	0	1,109	0	1,109
Nevada	0	149	0	149
New Jersey	0	1,440	0	1,440
New York	0	1,367	0	1,367
Washington	0	776	0	776
U.S. Government Agencies	0	35,789	0	35,789
U.S. Treasury Obligations	0	484,040	0	484,040
Non-Agency Mortgage-Backed Securities	0	69,699	0	69,699
Asset-Backed Securities	0	108,857	0	108,857
Sovereign Issues	0	48,203	0	48,203
Short-Term Instruments
Repurchase Agreements	0	518	0	518
U.S. Treasury Bills	0	82,645	0	82,645
	$0	$1,062,319	$0	$1,062,319

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,575	$0	$0	$150,575

Total Investments	$150,575	$1,062,319	$0	$1,212,894

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,325)	$0	$(11,325)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,174	461	0	1,635
Over the counter	0	45,299	0	45,299
	$1,174	$45,760	$0	$46,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(207)	(2,662)	0	(2,869)
Over the counter	0	(95,227)	0	(95,227)
	$(207)	$(97,889)	$0	$(98,096)

Totals	$151,542	$998,865	$0	$1,150,407

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

122	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain

ANNUAL REPORT	MARCH 31, 2016	123

Notes to Financial Statements (Cont.)

circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

124	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where

ANNUAL REPORT	MARCH 31, 2016	125

Notes to Financial Statements (Cont.)

there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

126	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

ANNUAL REPORT	MARCH 31, 2016	127

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Fund	$6	$0	$(6)	$(0)	$0	$0	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	10	0	(10)	(0)	0	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	10	0	(10)	(0)	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	17	0	(17)	(0)	0	0	0	0
PIMCO StocksPLUS® Long Duration Fund	20	0	(20)	(0)	0	0	0	0
PIMCO StocksPLUS® Short Fund	11	0	(11)	(0)	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Fund	$380,676	$886,952	$(1,266,700)	$78	$(54)	$952	$551	$0
PIMCO StocksPLUS® Absolute Return Fund	351,808	2,198,825	(2,234,200)	(155)	58	316,336	1,525	0
PIMCO StocksPLUS® International Fund (Unhedged)	191,637	1,416,543	(1,417,600)	(146)	34	190,468	1,244	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	665,563	5,843,725	(6,308,600)	(1,146)	3	199,545	4,025	0
PIMCO StocksPLUS® Long Duration Fund	94,368	558,804	(644,000)	(63)	(9)	9,100	204	0
PIMCO StocksPLUS® Short Fund	173,907	2,783,777	(2,853,100)	40	(7)	104,617	477	0
PIMCO StocksPLUS® Small Fund	244,824	1,206,073	(1,300,300)	(26)	4	150,575	973	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent

128	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ANNUAL REPORT	MARCH 31, 2016	129

Notes to Financial Statements (Cont.)

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if

130	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of

ANNUAL REPORT	MARCH 31, 2016	131

Notes to Financial Statements (Cont.)

the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  Certain Funds may enter into differing forms of straddle options (“Straddle”). A Straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little

132	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

ANNUAL REPORT	MARCH 31, 2016	133

Notes to Financial Statements (Cont.)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with

134	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

ANNUAL REPORT	MARCH 31, 2016	135

Notes to Financial Statements (Cont.)

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally

136	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

ANNUAL REPORT	MARCH 31, 2016	137

Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational

138	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$72,150	$16,331
PIMCO StocksPLUS® Absolute Return Fund	86,816	77,877
PIMCO StocksPLUS® International Fund (Unhedged)	113,874	84,621
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	449,494	72,263
PIMCO StocksPLUS® Long Duration Fund	973	2,090
PIMCO StocksPLUS® Short Fund	35,175	302,047
PIMCO StocksPLUS® Small Fund	13,156	80,653

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2016	139

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS® Fund	$4,289,381	$4,211,369	$476,568	$250,415
PIMCO StocksPLUS® Absolute Return Fund	5,998,536	6,025,923	377,878	487,519
PIMCO StocksPLUS® International Fund (Unhedged)	5,188,880	4,997,236	360,182	384,272
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	9,706,314	8,654,021	1,039,761	406,137
PIMCO StocksPLUS® Long Duration Fund	256,976	245,945	28,392	87,603
PIMCO StocksPLUS® Short Fund	13,680,527	13,749,676	558,092	1,618,010
PIMCO StocksPLUS® Small Fund	5,332,962	5,279,828	259,738	457,576

140	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	28,389	$243,037	20,900	$214,414	33,352	$309,037	28,742	$286,714
Class P	3,164	29,337	4,596	48,252	7,904	74,682	9,445	98,162
Administrative Class	196	1,681	193	1,871	0	0	0	0
Class D	3,179	25,569	2,567	24,440	5,423	49,818	9,246	95,813
Class A	8,862	74,846	8,880 ^	84,286 ^	8,902	82,405	12,297 ^^	126,986 ^^
Class B	0	0	21	190	0	0	31	303
Class C	6,034	48,367	4,657	42,103	5,481	47,766	7,967	76,938
Class R	697	6,074	944	9,267	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	5,595	48,895	10,127	93,951	3,228	29,475	4,409	43,138
Class P	214	1,865	648	5,998	675	6,110	2,135	20,716
Administrative Class	67	547	107	943	0	0	0	0
Class D	402	3,260	637	5,517	1,501	13,339	5,883	56,200
Class A	2,534	20,634	3,536	30,808	1,632	14,717	5,670	54,899
Class B	0	0	20	165	0	0	7	67
Class C	1,758	13,612	2,340	19,563	1,071	8,990	3,688	33,550
Class R	167	1,393	219	1,962	0	0	0	0
Cost of shares redeemed
Institutional Class	(34,441)	(309,422)	(45,628)	(466,546)	(30,078)	(263,165)	(6,642)	(70,067)
Class P	(3,393)	(30,012)	(4,960)	(48,203)	(14,875)	(131,056)	(6,147)	(62,264)
Administrative Class	(338)	(3,027)	(183)	(1,755)	0	0	0	0
Class D	(3,162)	(25,827)	(1,810)	(16,645)	(12,621)	(113,783)	(14,632)	(152,080)
Class A	(13,686)	(111,808)	(8,450)	(80,756)	(16,084)	(144,734)	(15,954)	(165,565)
Class B	0	0	(300)^	(2,696)^	0	0	(234)^^	(2,358)^^
Class C	(5,861)	(46,276)	(3,560)	(32,870)	(10,030)	(84,144)	(6,063)	(59,523)
Class R	(680)	(5,800)	(497)	(4,696)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(303)	$(13,055)	(4,996)	$(70,437)	(14,518)	$(100,533)	39,848	$381,629

ANNUAL REPORT	MARCH 31, 2016	141

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged) (1)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (2)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	45,101	$250,354	6,166	$39,616	231,380	$1,624,153	44,585		$356,789
Class P	14,641	91,468	2,505	17,040	74,929	570,104	28,345		226,874
Administrative Class	1,253	7,003	291	1,877	0	0	0		0
Class D	2,291	14,263	3,637	24,076	54,766	421,806	39,350		308,002
Class A	2,593	14,878	1,702	11,304	53,902	403,322	28,177	^^^	219,905	^^^
Class B	0	0	0	0	0	0	5		30
Class C	1,189	6,867	531	3,423	25,316	180,764	9,835		72,271
Class R	0	0	0	0	1	10	0		0
Issued as reinvestment of distributions
Institutional Class	10,764	63,692	9,420	62,729	5,361	39,582	4,308		34,373
Class P	241	1,433	97	647	2,810	20,532	990		7,899
Administrative Class	57	327	23	149	0	0	0		0
Class D	241	1,414	301	1,975	3,940	28,102	3,500		26,825
Class A	205	1,191	216	1,415	3,690	26,054	3,275		25,053
Class B	0	0	0	0	0	0	4		33
Class C	91	512	65	416	1,721	11,340	1,333		9,594
Class R	0	0	0	0	0	0	0		0
Cost of shares redeemed
Institutional Class	(15,561)	(82,028)	(39,877)	(275,138)	(88,460)	(628,380)	(22,506)		(179,176)
Class P	(9,874)	(60,014)	(2,378)	(15,945)	(54,264)	(378,759)	(3,395)		(26,941)
Administrative Class	(160)	(877)	(97)	(656)	0	0	0		0
Class D	(4,439)	(26,566)	(3,105)	(19,941)	(61,792)	(420,925)	(13,233)		(102,164)
Class A	(1,860)	(10,459)	(2,800)	(18,015)	(40,415)	(275,392)	(10,366)		(79,807)
Class B	0	0	0	0	0	0	(90	)^^^	(671	)^^^
Class C	(767)	(4,221)	(737)	(4,645)	(11,133)	(69,841)	(3,113)		(22,556)
Class R	0	0	0	0	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	46,006	$269,237	(24,040)	$(169,673)	201,752	$1,552,472	111,004		$876,333

142	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

PIMCO StocksPLUS® Long Duration Fund (3)				PIMCO StocksPLUS® Short Fund (4)				PIMCO StocksPLUS® Small Fund
Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares~	Amount	Shares~	Amount	Shares	Amount	Shares	Amount

9,624	$62,863	49,867	$386,801	14,553	$163,385	35,560	$450,082	19,202	$158,753	14,263	$136,597
0	0	0	0	10,457	119,391	6,220	77,996	8,599	75,796	17,089	163,401
0	0	0	0	0	0	0	0	674	5,667	103	996
0	0	0	0	5,861	64,399	3,093	38,288	6,042	53,212	12,218	115,062
0	0	0	0	9,381	104,300	7,174	88,945	10,898	95,682	16,027	152,368
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	1,295	13,755	985	11,796	4,367	36,675	5,173	45,966
0	0	0	0	0	0	0	0	1	10	0	0

8,158	53,341	16,039	118,913	9,678	107,101	4,151	49,615	2,707	22,075	3,324	30,725
0	0	0	0	213	2,361	51	609	1,466	11,906	1,990	18,286
0	0	0	0	0	0	0	0	46	372	7	66
0	0	0	0	136	1,458	31	362	2,537	20,175	4,454	40,287
0	0	0	0	194	2,077	24	284	2,957	23,626	4,317	39,261
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	63	650	8	89	1,456	10,811	1,902	16,312
0	0	0	0	0	0	0	0	0	1	0	0

(23,692)	(166,155)	(58,916)	(465,396)	(158,022)	(1,795,576)	(126,688)	(1,574,287)	(21,630)	(174,131)	(17,293)	(165,795)
0	0	0	0	(9,445)	(106,226)	(5,529)	(67,841)	(20,265)	(160,225)	(9,366)	(88,176)
0	0	0	0	0	0	0	0	(38)	(290)	(9)	(81)
0	0	0	0	(4,734)	(51,639)	(4,060)	(48,760)	(21,324)	(172,826)	(21,466)	(202,095)
0	0	0	0	(7,085)	(78,225)	(9,603)	(116,757)	(20,553)	(168,239)	(28,074)	(266,079)
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(1,051)	(11,000)	(1,139)	(13,446)	(7,607)	(57,307)	(5,648)	(50,507)
0	0	0	0	0	0	0	0	0	0	0	0
(5,910)	$(49,951)	6,990	$40,318	(128,506)	$(1,463,789)	(89,722)	$(1,103,025)	(30,465)	$(218,257)	(989)	$(13,406)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 76% of the Fund.
(2)	As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 30% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of March 31, 2016, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 30% of the Fund.
(4)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 87% of the Fund, and the shareholder is a related party of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 127 Class B shares in the amount of $1,075 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 65 Class B shares in the amount of $597 converted into Class A shares of the Fund.
^^^	At the NYSE Close on March 25, 2015, 28 Class B shares in the amount of $212 converted into Class A shares of the Fund.
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO StocksPLUS® Short Fund, pursuant to which shareholders received one share in exchange for every five shares of the PIMCO StocksPLUS® Short Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

ANNUAL REPORT	MARCH 31, 2016	143

Notes to Financial Statements (Cont.)

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral - Capital (4)	Qualified Late-Year Loss Deferral - Ordinary (5)
PIMCO StocksPLUS® Fund	$0	$0	$(1,618)	$(984)	$(154,286)	$(19,380)	$(207)
PIMCO StocksPLUS® Absolute Return Fund	0	0	(30,896)	(4,505)	(3,296)	(28,773)	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0	2,757	(4,292)	(102,613)	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0	(100,245)	(11,119)	(177,467)	0	0
PIMCO StocksPLUS® Long Duration Fund	8,390	3,080	25,181	(2,173)	0	0	0
PIMCO StocksPLUS® Short Fund	0	0	(26,092)	(9,830)	(3,361,210)	0	0
PIMCO StocksPLUS® Small Fund	0	0	(78,724)	(2,979)	(104,971)	(50,317)	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and organizational costs at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

144	PIMCO STOCKSPLUS® FUNDS

March 31, 2016

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†).

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (6)
	03/31/2017	03/31/2018	03/31/2019
PIMCO StocksPLUS® Fund*	$143,227	$11,059	$0
PIMCO StocksPLUS® Absolute Return Fund	0	3,296	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0	0
PIMCO StocksPLUS® Long Duration Fund	0	0	0
PIMCO StocksPLUS® Short Fund	0	78,424	183,598
PIMCO StocksPLUS® Small Fund*	45,872	59,099	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†) (6):

	Short-Term	Long-Term
PIMCO StocksPLUS® Fund*	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	34,834	67,779
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	105,928	71,539
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	876,593	2,222,595
PIMCO StocksPLUS® Small Fund*	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO StocksPLUS® Fund	$1,027,907	$9,637	$(10,412)	$(775)
PIMCO StocksPLUS® Absolute Return Fund	1,318,029	21,647	(11,512)	10,135
PIMCO StocksPLUS® International Fund (Unhedged)	1,262,554	23,096	(10,079)	13,017
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,899,745	45,975	(21,056)	24,919
PIMCO StocksPLUS® Long Duration Fund	530,408	39,107	(13,847)	25,260
PIMCO StocksPLUS® Short Fund	2,201,709	68,541	(31,491)	37,050
PIMCO StocksPLUS® Small Fund	1,202,384	22,640	(12,130)	10,510

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, convertible preferred securities, and passive foreign investment companies (PFICs) for federal income tax purposes.

ANNUAL REPORT	MARCH 31, 2016	145

Notes to Financial Statements (Cont.)

March 31, 2016

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2016			March 31, 2015
	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)
PIMCO StocksPLUS® Fund	$20,149	$75,645	$0	$2,855	$165,129	$0
PIMCO StocksPLUS® Absolute Return Fund	26,174	50,310	0	57,489	166,965	0
PIMCO StocksPLUS® International Fund (Unhedged)	60,335	2,462	7,006	65,089	2,531	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	133,880	0	4,002	108,500	0	0
PIMCO StocksPLUS® Long Duration Fund	36,819	17,071	0	69,888	50,305	0
PIMCO StocksPLUS® Short Fund	113,738	0	0	50,992	0	0
PIMCO StocksPLUS® Small Fund	21,225	71,774	0	57,000	95,220	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

146	PIMCO STOCKSPLUS® FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows (PIMCO StocksPLUS® Long Duration Fund) and the financial highlights present fairly, in all material respects, the financial position of PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (seven series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2016, the results of each of their operations and the cash flows for the PIMCO StocksPLUS® Long Duration Fund for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	147

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	JML	JPMorgan Securities PLC	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CZK	Czech Koruna	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	NDDUEAFE	MSCI EAFE Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

148	PIMCO STOCKSPLUS® FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO StocksPLUS® Fund	0.00%	0.00%	$20,147	$0
PIMCO StocksPLUS® Absolute Return Fund	3.11%	3.11%	19,542	5,949
PIMCO StocksPLUS® International Fund (Unhedged)	0.00%	0.00%	38,468	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.00%	0.00%	21,729	0
PIMCO StocksPLUS® Long Duration Fund	0.00%	0.00%	19,070	17,748
PIMCO StocksPLUS® Short Fund	0.00%	3.23%	113,737	0
PIMCO StocksPLUS® Small Fund	1.57%	1.57%	21,034	5,501

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	149

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees*

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

150	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

* The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

** The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	151

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

152	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	153

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3008AR_033116

PIMCO Funds

Annual Report

March 31, 2016

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		82
Report of Independent Registered Public Accounting Firm		107
Glossary		108
Management of the Trust		109
Privacy Policy		111

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	7	40
PIMCO California Municipal Bond Fund	8	43
PIMCO California Short Duration Municipal Income Fund	9	45
PIMCO High Yield Municipal Bond Fund	10	48
PIMCO Municipal Bond Fund	11	55
PIMCO National Intermediate Municipal Bond Fund	12	61
PIMCO New York Municipal Bond Fund	13	65
PIMCO Short Duration Municipal Income Fund	14	68
PIMCO Unconstrained Tax Managed Bond Fund	15	71

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A

Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, inflation-indexed security risk, tax risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus.

The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	08/31/09	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	08/31/06	08/31/09	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	12/29/06	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	05/31/12	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	08/31/09	Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	03/28/02	Diversified
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	01/30/09	Diversified

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the Funds (Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

California	93.7%
Short-Term Instruments‡	6.2%
New Jersey	0.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	3.70%	4.10%	3.55%	4.05%
PIMCO California Intermediate Municipal Bond Fund Class P	3.59%	4.00%	3.45%	3.96%
PIMCO California Intermediate Municipal Bond Fund Class D	3.36%	3.76%	3.21%	3.69%
PIMCO California Intermediate Municipal Bond Fund Class A	3.36%	3.76%	3.21%	3.68%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	1.03%	2.97%	2.89%	3.49%
PIMCO California Intermediate Municipal Bond Fund Class C	2.59%	2.99%	2.45%	2.95%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	1.59%	2.99%	2.45%	2.95%
Barclays California Intermediate Municipal Bond Index	3.69%	5.20%	5.13%	5.16%
Lipper California Intermediate Municipal Debt Funds Average	3.08%	4.30%	3.83%	4.29%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index in short maturities and below its benchmark index in intermediate maturities, which detracted from performance, as the yield curve flattened.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the special tax sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An overweight to the water and sewer utility sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An underweight to the education sector detracted from performance, as this sector outperformed the general municipal bond market.

»	An underweight to the housing sector detracted from performance, as this sector outperformed the general municipal bond market.

ANNUAL REPORT	MARCH 31, 2016	7

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX
Class D - PCTDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

California	85.2%
Short-Term Instruments‡	14.8%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	6.26%	4.67%
PIMCO California Municipal Bond Fund Class P	6.16%	4.56%
PIMCO California Municipal Bond Fund Class D	5.89%	4.30%
PIMCO California Municipal Bond Fund Class A	5.90%	4.31%
PIMCO California Municipal Bond Fund Class A (adjusted)	3.52%	3.27%
PIMCO California Municipal Bond Fund Class C	5.11%	3.54%
PIMCO California Municipal Bond Fund Class C (adjusted)	4.11%	3.54%
Barclays California Municipal Bond Index	4.02%	4.37%
Lipper California Municipal Debt Funds Average	4.34%	4.44%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.54% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was generally managed above its benchmark index in long maturities, which contributed to performance as the yield curve moved lower in this portion of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the tobacco, special tax and water and sewer utility sectors contributed to performance, as the sectors outperformed the general municipal bond market.

»	Security selection within the lease-backed sector detracted from performance versus its benchmark index.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

California	94.5%
Short-Term Instruments‡	4.6%
Utah	0.9%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.96%	0.74%	1.74%
PIMCO California Short Duration Municipal Income Fund Class P	0.85%	0.64%	1.64%
PIMCO California Short Duration Municipal Income Fund Class D	0.55%	0.33%	1.34%
PIMCO California Short Duration Municipal Income Fund Class A	0.55%	0.33%	1.34%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(1.71)%	(0.12)%	1.10%
PIMCO California Short Duration Municipal Income Fund Class C	0.25%	0.04%	1.02%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	(0.75)%	0.04%	1.02%
Barclays California 1 Year Municipal Bond Index	0.65%	0.88%	2.00%
Lipper California Short/Intermediate Municipal Debt Funds Average	1.29%	2.22%	2.68%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) positioning contributed to performance. The Fund’s effective duration was managed below its benchmark index in 1 to 3 years, which contributed to performance, as yields moved higher in this portion of the curve. The Fund’s effective duration was managed above its index in 3 to 7 years, which contributed as yields moved lower in this portion of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the special tax sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An underweight to the electric utility sector detracted from performance, as this sector outperformed the general municipal bond market.

»	An underweight to the tobacco sector detracted from performance, as this sector outperformed the general municipal bond market.

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Texas	14.8%
New York	12.4%
Short-Term Instruments‡	10.1%
California	10.1%
Ohio	7.1%
New Jersey	6.8%
Illinois	6.7%
Other	32.0%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	7.47%	7.91%	4.07%
PIMCO High Yield Municipal Bond Fund Class P	7.36%	7.80%	3.97%
PIMCO High Yield Municipal Bond Fund Class D	7.15%	7.60%	3.77%
PIMCO High Yield Municipal Bond Fund Class A	7.15%	7.60%	3.77%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	4.74%	6.78%	3.44%
PIMCO High Yield Municipal Bond Fund Class C	6.35%	6.80%	3.00%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	5.35%	6.80%	3.00%
Barclays High Yield Municipal Bond Index	3.45%	7.81%	4.62%
60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index*	3.69%	6.94%	4.78%
Lipper High Yield Municipal Debt Funds Average	4.85%	7.69%	4.04%

All Fund returns are net of fees and expenses.

* Prior to September 1, 2015, the Fund’s primary benchmark was a blend of 60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index for the majority of the reporting period, which detracted from performance, as municipal bond yields moved lower in intermediate to long maturities.

»	The Fund’s underweight to Puerto Rico-domiciled securities contributed to performance, as the segment underperformed the general municipal bond market.

»	An underweight to the high yield special tax sector contributed to performance, as the sector underperformed the general municipal bond market.

»	An overweight to the transportation sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An underweight to the high yield tobacco and electric utility sectors detracted from performance, as these sectors outperformed the general municipal bond market.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class D - PMBDX
Class P - PMUPX	Class A - PMLAX
Administrative Class - PMNAX	Class C - PMLCX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

California	16.5%
New York	15.4%
Short-Term Instruments‡	11.9%
Texas	9.7%
Ohio	8.3%
Illinois	5.5%
Other	32.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	4.90%	6.35%	3.77%	4.30%
PIMCO Municipal Bond Fund Class P	4.79%	6.24%	3.65%	4.17%
PIMCO Municipal Bond Fund Administrative Class	4.63%	6.11%	3.53%	4.05%
PIMCO Municipal Bond Fund Class D	4.57%	6.02%	3.44%	3.95%
PIMCO Municipal Bond Fund Class A	4.57%	6.02%	3.44%	3.94%
PIMCO Municipal Bond Fund Class A (adjusted)	2.22%	5.21%	3.13%	3.77%
PIMCO Municipal Bond Fund Class C	4.05%	5.49%	2.93%	3.43%
PIMCO Municipal Bond Fund Class C (adjusted)	3.05%	5.49%	2.93%	3.43%
Barclays Municipal Bond Index	3.98%	5.59%	4.86%	5.06%
Barclays Municipal 20 Year Index (17-22 Year)*	4.91%	7.28%	5.54%	5.76%
Lipper General & Insured Municipal Debt Funds Average	3.49%	5.80%	4.19%	4.30%

All Fund returns are net of fees and expenses.

* Prior to September 1, 2015, the Fund’s primary benchmark was the Barclays Municipal 20 Year Index (17-22 Year).

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares, and 1.25% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) positioning at the long end of the yield curve contributed to relative performance. The Fund was underweight long maturities in the first six months of the reporting period when municipal bond yields moved higher in long maturities and overweight long maturities in the first quarter of 2016 when municipal bond yields moved lower at the long end of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the tobacco and special tax sectors contributed to performance, as the sectors outperformed the general municipal bond market.

»	An underweight to the education and water and sewer utility sectors detracted from performance, as the sectors outperformed the general municipal bond market.

ANNUAL REPORT	MARCH 31, 2016	11

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX
Class D - PMNDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

New York	12.7%
Ohio	12.4%
Texas	12.0%
Pennsylvania	8.8%
Illinois	8.4%
Short-Term Instruments‡	3.2%
Other	42.5%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	4.13%	3.56%
PIMCO National Intermediate Municipal Bond Fund Class P	4.02%	3.46%
PIMCO National Intermediate Municipal Bond Fund Class D	3.77%	3.21%
PIMCO National Intermediate Municipal Bond Fund Class A	3.76%	3.21%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	1.43%	2.18%
PIMCO National Intermediate Municipal Bond Fund Class C	3.25%	2.70%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	2.25%	2.70%
Barclays 1-15 Year Municipal Bond Index	3.46%	3.04%
Barclays Municipal Bond 1-20 Year Blend (1-22) Index*	3.69%	3.32%
Lipper Intermediate Municipal Debt Funds Average	3.02%	2.58%

All Fund returns are net of fees and expenses.

* Prior to September 1, 2015, the Fund’s primary benchmark was the Barclays Municipal Bond 1-20 Year Blend (1-22) Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.80% for Class D shares, 0.80% for Class A shares, and 1.30% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) positioning was managed below its benchmark index in long maturities throughout the majority of the reporting period, which detracted from performance, as municipal bond yields moved lower in this portion of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the industrial revenue and special tax sectors contributed to performance, as the sectors outperformed the general municipal bond market.

»	An underweight to the housing sector detracted from performance, as the sector outperformed the general municipal bond market.

»	An overweight to the lease-backed sector detracted from performance, as the sector underperformed the general municipal bond market.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

New York	86.0%
Short-Term Instruments‡	12.7%
Illinois	1.2%
California	0.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	3.94%	5.24%	4.44%	5.16%
PIMCO New York Municipal Bond Fund Class P	3.84%	5.13%	4.34%	5.06%
PIMCO New York Municipal Bond Fund Class D	3.60%	4.89%	4.09%	4.79%
PIMCO New York Municipal Bond Fund Class A	3.60%	4.89%	4.09%	4.78%
PIMCO New York Municipal Bond Fund Class A (adjusted)	1.27%	4.09%	3.78%	4.59%
PIMCO New York Municipal Bond Fund Class C	2.83%	4.11%	3.32%	4.04%
PIMCO New York Municipal Bond Fund Class C (adjusted)	1.83%	4.11%	3.32%	4.04%
Barclays New York Municipal Bond Index	4.10%	5.33%	4.82%	5.22%
Barclays 20 Year (17-22 Year) New York Municipal Bond Index*	5.19%	6.45%	5.39%	6.05%
Lipper New York Municipal Debt Funds Average	3.66%	5.47%	4.04%	4.54%

All Fund returns are net of fees and expenses.

* Prior to September 1, 2015, the Fund’s primary benchmark was the Barclays 20 Year (17-22 Year) New York Municipal Bond Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and New York income tax.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) in longer maturities was managed below its benchmark index throughout the majority of the reporting period, which detracted from performance, as municipal bond yields moved lower in long maturities.

»	An overweight to the education sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An overweight to the tobacco sector contributed to performance, as this sector outperformed the general municipal bond market.

»	An underweight to the transportation sector detracted from performance, as this sector outperformed the general municipal bond market.

»	An underweight to the water and sewer utility sector detracted from performance, as this sector outperformed the general municipal bond market.

ANNUAL REPORT	MARCH 31, 2016	13

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

New York	13.2%
Texas	10.5%
Pennsylvania	8.8%
California	6.8%
Illinois	6.7%
Short-Term Instruments‡	6.6%
Georgia	6.1%
Florida	5.5%
Other	35.8%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.04%	0.97%	0.44%	1.56%
PIMCO Short Duration Municipal Income Fund Class P	0.94%	0.87%	0.33%	1.45%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.82%	0.78%	0.23%	1.33%
PIMCO Short Duration Municipal Income Fund Class D	0.64%	0.57%	0.04%	1.16%
PIMCO Short Duration Municipal Income Fund Class A	0.64%	0.57%	0.04%	1.15%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(1.67)%	0.10%	(0.19)%	1.01%
PIMCO Short Duration Municipal Income Fund Class C	0.34%	0.27%	(0.25)%	0.78%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.66)%	0.27%	(0.25)%	0.78%
Barclays 1 Year Municipal Bond Index	0.71%	0.84%	2.10%	2.50%
Lipper Short Municipal Debt Funds Average	0.56%	1.20%	1.86%	2.49%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»

The Fund’s overweight to effective duration (or sensitivity to changes in market interest rates) in 3- to 7-year maturities contributed to performance, as municipal yields moved lower in this portion of the curve.

»	An overweight to the revenue-backed sector contributed to performance, as the sector outperformed the general municipal bond market.

»	An overweight to the industrial revenue and health care sectors contributed to performance, as the sectors outperformed the general municipal bond market.

»	An underweight to the housing sector detracted from performance, as the sector outperformed the general municipal bond market.

»	An overweight to the resource recovery sector detracted from performance, as the sector underperformed the general municipal bond market.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown†

Municipal Bonds & Notes	78.0%
Non-Agency Mortgage-Backed Securities	5.1%
Short-Term Instruments	4.8%
U.S. Treasury Obligations	4.2%
Asset-Backed Securities	4.2%
Other	3.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	(0.94)%	1.33%	2.23%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	(1.97)%	0.84%	1.71%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	0.54%	1.11%	1.76%
PIMCO Unconstrained Tax Managed Bond Fund Class P	(1.04)%	1.23%	2.13%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	(2.04)%	0.76%	1.63%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	0.47%	1.03%	1.68%
PIMCO Unconstrained Tax Managed Bond Fund Class D	(1.34)%	0.93%	1.83%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	(2.27)%	0.52%	1.40%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	0.23%	0.79%	1.44%
PIMCO Unconstrained Tax Managed Bond Fund Class A	(1.34)%	0.93%	1.83%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	(5.04)%	0.16%	1.29%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	(5.94)%	(0.25)%	0.86%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	(1.90)%	0.20%	1.02%
PIMCO Unconstrained Tax Managed Bond Fund Class C	(2.02)%	0.26%	1.13%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	(2.96)%	0.26%	1.13%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	(3.73)%	(0.01)%	0.85%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	(0.86)%	0.26%	0.89%
3 Month USD LIBOR After Tax	0.21%	0.21%	0.26%
Lipper General Bond Funds Average	(0.42)%	4.90%	8.75%*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, and 1.85% for Class C shares.

Investment Objective and Strategy Overview

»

PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Long exposure to Brazilian local rates detracted from performance, as Brazilian local rates increased.

»

Short U.S. duration positioning, particularly at the front and long-end of the curve, detracted from performance, as U.S. Treasury total return was positive both at the short and long-end of the curve.

»	Municipal bond positioning contributed to absolute performance, driven by long exposure to tax-exempt municipal bonds and positive municipal bond total return.

»	Exposure to non-agency mortgage spread risk detracted from performance, as spreads widened.

»	Long European rate positioning contributed over the last 6 months of the reporting period as rates decreased.

»	Long exposure to corporate spread detracted from returns, as the spread widened.

»	Short currency positioning to the Brazilian real versus the U.S. dollar contributed to performance, as the currency depreciated against the U.S. dollar.

»	Short positioning to the euro versus the U.S. dollar detracted from performance, as the currency appreciated against the U.S. dollar.

»	Long positioning to the Russian ruble versus the U.S. dollar in the first quarter of 2016 also contributed to performance, as the currency appreciated against the U.S. dollar during that time.

ANNUAL REPORT	MARCH 31, 2016	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,029.20	$2.26	$1,000.00	$1,022.78	$2.25	0.445%
Class P	1,000.00	1,028.70	2.76	1,000.00	1,022.28	2.76	0.545
Class D	1,000.00	1,027.50	3.93	1,000.00	1,021.13	3.92	0.775
Class A	1,000.00	1,027.50	3.93	1,000.00	1,021.13	3.92	0.775
Class C	1,000.00	1,023.70	7.72	1,000.00	1,017.38	7.69	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,055.90	$2.31	$1,000.00	$1,022.75	$2.28	0.45	%(a)
Class P	1,000.00	1,055.40	2.83	1,000.00	1,022.25	2.78	0.55	(a)
Class D	1,000.00	1,054.10	4.11	1,000.00	1,021.00	4.04	0.80	(a)
Class A	1,000.00	1,054.10	4.11	1,000.00	1,021.00	4.04	0.80	(a)
Class C	1,000.00	1,050.20	7.94	1,000.00	1,017.25	7.82	1.55	(a)
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,006.20	$1.66	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,005.70	2.16	1,000.00	1,022.85	2.17	0.43
Class D	1,000.00	1,004.20	3.66	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,004.20	3.66	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	1,002.70	5.16	1,000.00	1,019.85	5.20	1.03

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,061.10	$2.89	$1,000.00	$1,022.20	$2.83	0.56	%(b)
Class P	1,000.00	1,060.60	3.40	1,000.00	1,021.70	3.34	0.66	(b)
Class D	1,000.00	1,059.50	4.43	1,000.00	1,020.70	4.34	0.86	(b)
Class A	1,000.00	1,059.50	4.43	1,000.00	1,020.70	4.34	0.86	(b)
Class C	1,000.00	1,055.60	8.27	1,000.00	1,016.95	8.12	1.61	(b)
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,045.80	$2.35	$1,000.00	$1,022.70	$2.33	0.46	%(c)
Class P	1,000.00	1,045.30	2.86	1,000.00	1,022.20	2.83	0.56	(c)
Administrative Class	1,000.00	1,044.50	3.63	1,000.00	1,021.45	3.59	0.71	(c)
Class D	1,000.00	1,044.20	3.94	1,000.00	1,021.15	3.89	0.77	(c)
Class A	1,000.00	1,044.20	3.94	1,000.00	1,021.15	3.89	0.77	(c)
Class C	1,000.00	1,041.60	6.48	1,000.00	1,018.65	6.41	1.27	(c)
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,036.90	$2.29	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	1,036.30	2.80	1,000.00	1,022.25	2.78	0.55
Class D	1,000.00	1,035.10	4.07	1,000.00	1,021.00	4.04	0.80
Class A	1,000.00	1,035.00	4.07	1,000.00	1,021.00	4.04	0.80
Class C	1,000.00	1,032.50	6.61	1,000.00	1,018.50	6.56	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,034.40	$2.31	$1,000.00	$1,022.73	$2.30	0.455	%(d)
Class P	1,000.00	1,033.80	2.82	1,000.00	1,022.23	2.81	0.555	(d)
Class D	1,000.00	1,032.70	3.99	1,000.00	1,021.08	3.97	0.785	(d)
Class A	1,000.00	1,032.70	3.99	1,000.00	1,021.08	3.97	0.785	(d)
Class C	1,000.00	1,028.80	7.79	1,000.00	1,017.33	7.74	1.535	(d)
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,007.70	$1.66	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,007.20	2.16	1,000.00	1,022.85	2.17	0.43
Administrative Class	1,000.00	1,006.60	2.91	1,000.00	1,022.10	2.93	0.58
Class D	1,000.00	1,005.70	3.66	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,005.70	3.66	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	1,004.20	5.16	1,000.00	1,019.85	5.20	1.03
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,020.70	$3.59	$1,000.00	$1,021.45	$3.59	0.71%
Class P	1,000.00	1,020.20	4.09	1,000.00	1,020.95	4.09	0.81
Class D	1,000.00	1,018.60	5.60	1,000.00	1,019.45	5.60	1.11
Class A	1,000.00	1,018.70	5.60	1,000.00	1,019.45	5.60	1.11
Class C	1,000.00	1,014.90	9.37	1,000.00	1,015.70	9.37	1.86

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.26, $2.77, $4.06, $7.89, $4.06 for Actual Performance and $2.23, $2.73, $3.99, $7.77, $3.99 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.83, $3.35, $4.38, $8.22, $4.38 for Actual Performance and $2.78, $3.29, $4.29, $8.07, $4.29 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.02% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.25, $2.76, $3.53, $3.83, $6.38, $3.83 for Actual Performance and $2.23, $2.73, $3.49, $3.79, $6.31, $3.79 for Hypothetical Performance for Institutional Class, Class P, Administrative Class, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.26, $2.77, $3.94, $7.73, $3.94 for Actual Performance and $2.25, $2.76, $3.92, $7.69, $3.92 for Hypothetical Performance for Institutional Class, Class P, Class D, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5(e) in the Notes to Financial Statements for additional information regarding TOBs.

ANNUAL REPORT	MARCH 31, 2016	17

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index	60% Barclays High Yield Municipal Bond Index/40% Barclays Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Barclays 1 Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Barclays 1-15 Year Municipal Bond Index	Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Barclays 20 Year (17-22 Year) New York Municipal Bond Index	The Barclays 20 Year (17-22 Year) New York Municipal Bond Index is the 20 year (17-22) component of the Barclays New York Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of New York issuers of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt New York municipal bond market.

Barclays California 1 Year Municipal Bond Index	Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Barclays California Intermediate Municipal Bond Index	Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Barclays California Municipal Bond Index	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Barclays High Yield Municipal Bond Index	The Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Barclays Municipal 20 Year Index (17-22 Year)	Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a maturity ranging from 17 to 22 years.

Barclays Municipal Bond 1-20 Year Blend (1-22) Index	Barclays Municipal Bond 1-20 Year Blend (1-22) Index is the 1-20 Year Blend (1-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Index*	Description

Barclays Municipal Bond Index	Barclays Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Barclays New York Municipal Bond Index	The Barclays New York Municipal Bond Index is the New York component of the Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
03/31/2016	$9.86	$0.25	$0.11	$0.36	$(0.25)	$0.00	$(0.25)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	(0.20)
03/31/2013	9.67	0.27	0.18	0.45	(0.26)	0.00	(0.26)
03/31/2012	9.29	0.32	0.39	0.71	(0.33)	0.00	(0.33)
Class P
03/31/2016	9.86	0.24	0.11	0.35	(0.24)	0.00	(0.24)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	(0.19)
03/31/2013	9.67	0.26	0.18	0.44	(0.25)	0.00	(0.25)
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
Class D
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
Class A
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
03/31/2013	9.67	0.24	0.18	0.42	(0.23)	0.00	(0.23)
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
Class C
03/31/2016	9.86	0.14	0.11	0.25	(0.14)	0.00	(0.14)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	(0.10)
03/31/2013	9.67	0.16	0.18	0.34	(0.15)	0.00	(0.15)
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)

PIMCO California Municipal Bond Fund
Institutional Class
03/31/2016	$10.47	$0.30	$0.34	$0.64	$(0.30)	$0.00	$(0.30)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	(0.22)
05/31/2012 - 03/31/2013	10.00	0.19	0.17	0.36	(0.19)	(0.03)	(0.22)
Class P
03/31/2016	10.47	0.29	0.34	0.63	(0.29)	0.00	(0.29)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	(0.21)
05/31/2012 - 03/31/2013	10.00	0.18	0.17	0.35	(0.18)	(0.03)	(0.21)
Class D
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class A
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
05/31/2012 - 03/31/2013	10.00	0.17	0.16	0.33	(0.16)	(0.03)	(0.19)
Class C
03/31/2016	10.47	0.19	0.34	0.53	(0.19)	0.00	(0.19)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	(0.11)
05/31/2012 - 03/31/2013	10.00	0.11	0.16	0.27	(0.10)	(0.03)	(0.13)

Please see footnotes on page 30.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.97	3.70%	$51,348	0.445%		0.445%		0.445%		0.445%		2.53%		24%
9.86	4.22	52,171	0.445		0.445		0.445		0.445		2.28		10
9.68	0.25	63,973	0.445		0.445		0.445		0.445		2.12		62
9.86	4.69	88,914	0.445		0.445		0.445		0.445		2.72		21
9.67	7.81	44,760	0.445		0.445		0.445		0.445		3.33		32

9.97	3.59	16,017	0.545		0.545		0.545		0.545		2.43		24
9.86	4.12	15,401	0.545		0.545		0.545		0.545		2.22		10
9.68	0.15	9,724	0.545		0.545		0.545		0.545		2.02		62
9.86	4.59	14,380	0.545		0.545		0.545		0.545		2.63		21
9.67	7.70	7,150	0.545		0.545		0.545		0.545		3.18		32

9.97	3.36	2,603	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	3,007	0.775		0.775		0.775		0.775		1.95		10
9.68	(0.08)	4,171	0.775		0.775		0.775		0.775		1.78		62
9.86	4.35	5,664	0.775		0.775		0.775		0.775		2.42		21
9.67	7.45	5,197	0.775		0.775		0.775		0.775		2.99		32

9.97	3.36	42,785	0.775		0.775		0.775		0.775		2.20		24
9.86	3.88	37,660	0.775		0.775		0.775		0.775		1.96		10
9.68	(0.08)	46,371	0.775		0.775		0.775		0.775		1.79		62
9.86	4.35	62,695	0.775		0.775		0.775		0.775		2.43		21
9.67	7.45	60,685	0.775		0.775		0.775		0.775		2.95		32

9.97	2.59	11,946	1.525		1.525		1.525		1.525		1.45		24
9.86	3.11	9,383	1.525		1.525		1.525		1.525		1.22		10
9.68	(0.83)	9,667	1.525		1.525		1.525		1.525		1.04		62
9.86	3.57	13,823	1.525		1.525		1.525		1.525		1.67		21
9.67	6.65	10,810	1.525		1.525		1.525		1.525		2.19		32

$10.81	6.26%	$4,434	0.44%		0.44%		0.44%		0.44%		2.90%		89%
10.47	6.96	4,155	0.44		0.44		0.44		0.44		2.48		8
10.03	1.16	4,608	0.44		0.44		0.44		0.44		2.31		65
10.14	3.58	3,898	0.44	*	1.26	*	0.44	*	1.26	*	2.29	*	22

10.81	6.16	432	0.54		0.54		0.54		0.54		2.73		89
10.47	6.85	117	0.54		0.54		0.54		0.54		2.39		8
10.03	1.06	110	0.54		0.54		0.54		0.54		2.19		65
10.14	3.50	132	0.54	*	3.21	*	0.54	*	3.21	*	2.16	*	22

10.81	5.89	563	0.79		0.79		0.79		0.79		2.55		89
10.47	6.59	521	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	376	0.79		0.79		0.79		0.79		1.93		65
10.14	3.30	353	0.79	*	2.18	*	0.79	*	2.18	*	1.99	*	22

10.81	5.90	5,630	0.79		0.79		0.79		0.79		2.53		89
10.47	6.59	2,121	0.79		0.79		0.79		0.79		2.15		8
10.03	0.81	984	0.79		0.79		0.79		0.79		1.92		65
10.14	3.30	1,745	0.79	*	2.13	*	0.79	*	2.13	*	1.96	*	22

10.81	5.11	2,343	1.54		1.54		1.54		1.54		1.79		89
10.47	5.80	1,712	1.54		1.54		1.54		1.54		1.44		8
10.03	0.05	438	1.54		1.54		1.54		1.54		1.26		65
10.14	2.69	73	1.54	*	2.55	*	1.54	*	2.55	*	1.26	*	22

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2016	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO California Short Duration Municipal Income Fund
Institutional Class
03/31/2016	$9.94	$0.09	$0.00	$0.09	$(0.09)	$0.00	$(0.09)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)
03/31/2013	10.02	0.11	(0.04)	0.07	(0.11)	0.00	(0.11)
03/31/2012	10.10	0.14	(0.07)	0.07	(0.15)	0.00	(0.15)
Class P
03/31/2016	9.94	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	(0.07)
03/31/2013	10.02	0.10	(0.04)	0.06	(0.10)	0.00	(0.10)
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
Class D
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
Class A
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)
03/31/2013	10.02	0.07	(0.04)	0.03	(0.07)	0.00	(0.07)
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
Class C
03/31/2016	9.94	0.02	0.01	0.03	(0.03)	0.00	(0.03)
03/31/2015	9.93	0.01	0.01	0.02	(0.01)	0.00	(0.01)
03/31/2014	9.98	0.01	(0.05)	(0.04)	(0.01)	0.00	(0.01)
03/31/2013	10.02	0.04	(0.04)	0.00	(0.04)	0.00	(0.04)
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)

PIMCO High Yield Municipal Bond Fund
Institutional Class
03/31/2016	$8.71	$0.37	$0.26	$0.63	$(0.38)	$0.00	$(0.38)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	(0.38)
03/31/2013	8.40	0.38	0.48	0.86	(0.37)	0.00	(0.37)
03/31/2012	7.73	0.43	0.69	1.12	(0.45)	0.00	(0.45)
Class P
03/31/2016	8.71	0.37	0.25	0.62	(0.37)	0.00	(0.37)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	(0.37)
03/31/2013	8.40	0.37	0.48	0.85	(0.36)	0.00	(0.36)
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
Class D
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	(0.35)
03/31/2015	8.34	0.37	0.37	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
Class A
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	(0.35)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
03/31/2013	8.40	0.35	0.49	0.84	(0.35)	0.00	(0.35)
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)

Please see footnotes on page 30.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.94	0.96%	$72,156	0.33%	0.33%	0.33%	0.33%	0.95%	42%
9.94	0.95	61,615	0.33	0.33	0.33	0.33	0.84	36
9.93	0.34	65,670	0.33	0.33	0.33	0.33	0.84	46
9.98	0.72	63,300	0.33	0.33	0.33	0.33	1.13	37
10.02	0.72	73,010	0.33	0.33	0.33	0.33	1.42	19

9.94	0.85	22,854	0.43	0.43	0.43	0.43	0.83	42
9.94	0.84	40,912	0.43	0.43	0.43	0.43	0.74	36
9.93	0.24	33,550	0.43	0.43	0.43	0.43	0.72	46
9.98	0.62	29,028	0.43	0.43	0.43	0.43	1.02	37
10.02	0.62	29,552	0.43	0.43	0.43	0.43	1.33	19

9.94	0.55	3,288	0.73	0.73	0.73	0.73	0.54	42
9.94	0.54	3,905	0.73	0.73	0.73	0.73	0.42	36
9.93	(0.06)	7,565	0.73	0.73	0.73	0.73	0.44	46
9.98	0.32	8,236	0.73	0.73	0.73	0.73	0.71	37
10.02	0.31	5,583	0.73	0.73	0.73	0.73	1.02	19

9.94	0.55	39,619	0.73	0.73	0.73	0.73	0.53	42
9.94	0.54	58,069	0.73	0.73	0.73	0.73	0.44	36
9.93	(0.06)	94,614	0.73	0.73	0.73	0.73	0.44	46
9.98	0.32	120,591	0.73	0.73	0.73	0.73	0.73	37
10.02	0.31	152,566	0.73	0.73	0.73	0.73	1.02	19

9.94	0.25	2,391	1.03	1.03	1.03	1.03	0.24	42
9.94	0.24	2,673	1.03	1.03	1.03	1.03	0.14	36
9.93	(0.35)	3,312	1.02	1.03	1.02	1.03	0.15	46
9.98	0.03	2,827	1.03	1.03	1.03	1.03	0.44	37
10.02	0.01	3,178	1.03	1.03	1.03	1.03	0.72	19

$8.96	7.47%	$313,824	0.56%	0.56%	0.55%	0.55%	4.27%	58%
8.71	9.32	86,028	0.55	0.55	0.55	0.55	4.55	32
8.34	(1.80)	82,640	0.55	0.55	0.55	0.55	4.62	50
8.89	10.42	89,801	0.54	0.55	0.54	0.55	4.29	73
8.40	14.83	105,682	0.54	0.55	0.54	0.55	5.37	33

8.96	7.36	114,366	0.66	0.66	0.65	0.65	4.26	58
8.71	9.22	74,736	0.65	0.65	0.65	0.65	4.50	32
8.34	(1.90)	42,744	0.65	0.65	0.65	0.65	4.54	50
8.89	10.31	35,961	0.64	0.65	0.64	0.65	4.21	73
8.40	14.72	17,072	0.64	0.65	0.64	0.65	5.19	33

8.96	7.15	48,480	0.86	0.86	0.85	0.85	4.03	58
8.71	9.00	28,779	0.85	0.85	0.85	0.85	4.28	32
8.34	(2.10)	18,649	0.85	0.85	0.85	0.85	4.30	50
8.89	10.11	37,642	0.84	0.85	0.84	0.85	4.03	73
8.40	14.55	27,948	0.79	0.85	0.79	0.85	5.15	33

8.96	7.15	204,636	0.86	0.86	0.85	0.85	4.05	58
8.71	9.00	136,007	0.85	0.85	0.85	0.85	4.24	32
8.34	(2.10)	150,780	0.85	0.85	0.85	0.85	4.33	50
8.89	10.11	186,544	0.84	0.85	0.84	0.85	4.03	73
8.40	14.55	151,515	0.79	0.85	0.79	0.85	5.09	33

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2016	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO High Yield Municipal Bond Fund (Cont.)
Class C
03/31/2016	$8.71	$0.29	$0.25	$0.54	$(0.29)	$0.00	$(0.29)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	(0.29)
03/31/2013	8.40	0.29	0.48	0.77	(0.28)	0.00	(0.28)
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)

PIMCO Municipal Bond Fund
Institutional Class
03/31/2016	$9.78	$0.35	$0.12	$0.47	$(0.35)	$0.00	$(0.35)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	(0.32)
03/31/2013	9.39	0.32	0.31	0.63	(0.31)	0.00	(0.31)
03/31/2012	8.68	0.38	0.71	1.09	(0.38)	0.00	(0.38)
Class P
03/31/2016	9.78	0.34	0.12	0.46	(0.34)	0.00	(0.34)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	(0.31)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
Administrative Class
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.31	0.31	0.62	(0.30)	0.00	(0.30)
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
Class D
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)
Class A
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)
03/31/2013	9.39	0.29	0.31	0.60	(0.28)	0.00	(0.28)
03/31/2012	8.68	0.34	0.72	1.06	(0.35)	0.00	(0.35)
Class C
03/31/2016	9.78	0.27	0.12	0.39	(0.27)	0.00	(0.27)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	(0.24)
03/31/2013	9.39	0.25	0.31	0.56	(0.24)	0.00	(0.24)
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
03/31/2016	$10.44	$0.23	$0.19	$0.42	$(0.23)	$0.00	$(0.23)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	(0.17)
05/31/2012 - 03/31/2013	10.00	0.12	0.30	0.42	(0.12)	(0.02)	(0.14)
Class P
03/31/2016	10.44	0.23	0.18	0.41	(0.22)	0.00	(0.22)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	(0.16)
05/31/2012 - 03/31/2013	10.00	0.11	0.30	0.41	(0.11)	(0.02)	(0.13)

Please see footnotes on page 30.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$8.96	6.35%	$89,274	1.61%	1.61%	1.60%	1.60%	3.32%	58%
8.71	8.19	74,076	1.60	1.60	1.60	1.60	3.51	32
8.34	(2.83)	62,454	1.60	1.60	1.60	1.60	3.58	50
8.89	9.29	73,979	1.59	1.60	1.59	1.60	3.29	73
8.40	13.70	53,374	1.54	1.60	1.54	1.60	4.39	33

$9.90	4.90%	$168,010	0.45%	0.45%	0.44%	0.44%	3.61%	85%
9.78	7.28	122,139	0.44	0.44	0.44	0.44	3.26	17
9.41	0.28	102,867	0.44	0.44	0.44	0.44	3.44	74
9.71	6.83	133,513	0.44	0.44	0.44	0.44	3.36	39
9.39	12.83	116,980	0.44	0.44	0.44	0.44	4.16	76

9.90	4.79	124,575	0.55	0.55	0.54	0.54	3.50	85
9.78	7.17	121,977	0.54	0.54	0.54	0.54	3.17	17
9.41	0.18	78,818	0.54	0.54	0.54	0.54	3.33	74
9.71	6.72	97,022	0.54	0.54	0.54	0.54	3.24	39
9.39	12.72	45,437	0.54	0.54	0.54	0.54	3.83	76

9.90	4.63	208	0.70	0.70	0.69	0.69	3.34	85
9.78	7.02	211	0.69	0.69	0.69	0.69	3.02	17
9.41	0.03	189	0.69	0.69	0.69	0.69	3.07	74
9.71	6.72	834	0.69	0.69	0.69	0.69	3.18	39
9.39	12.56	388	0.69	0.69	0.69	0.69	4.02	76

9.90	4.57	12,482	0.76	0.76	0.75	0.75	3.25	85
9.78	6.95	16,720	0.75	0.75	0.75	0.75	2.97	17
9.41	(0.03)	11,978	0.75	0.75	0.75	0.75	3.10	74
9.71	6.50	19,058	0.75	0.75	0.75	0.75	3.05	39
9.39	12.49	16,002	0.75	0.75	0.75	0.75	3.85	76

9.90	4.57	267,799	0.76	0.76	0.75	0.75	3.28	85
9.78	6.95	217,655	0.75	0.75	0.75	0.75	2.95	17
9.41	(0.03)	226,945	0.75	0.75	0.75	0.75	3.13	74
9.71	6.50	308,347	0.75	0.75	0.75	0.75	3.05	39
9.39	12.48	247,869	0.75	0.75	0.75	0.75	3.79	76

9.90	4.05	121,156	1.26	1.26	1.25	1.25	2.79	85
9.78	6.42	108,766	1.25	1.25	1.25	1.25	2.45	17
9.41	(0.52)	105,386	1.25	1.25	1.25	1.25	2.64	74
9.71	5.97	137,055	1.25	1.25	1.25	1.25	2.55	39
9.39	11.92	104,218	1.25	1.25	1.25	1.25	3.31	76

$10.63	4.13%	$25,568	0.45%	0.45%	0.45%	0.45%	2.21%	41%
10.44	5.05	7,428	0.45	0.45	0.45	0.45	2.19	25
10.15	0.40	10,004	0.45	0.45	0.45	0.45	1.82	34
10.28	4.13	3,494	0.45 *	0.69 *	0.45 *	0.69 *	1.38 *	32

10.63	4.02	14,161	0.55	0.55	0.55	0.55	2.17	41
10.44	4.94	13,242	0.55	0.55	0.55	0.55	2.11	25
10.15	0.30	11,402	0.55	0.55	0.55	0.55	1.72	34
10.28	4.05	1,068	0.55 *	1.14 *	0.55 *	1.14 *	1.31 *	32

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2016	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO National Intermediate Municipal Bond Fund (Cont.)
Class D
03/31/2016	$10.44	$0.21	$0.18	$0.39	$(0.20)	$0.00	$(0.20)
03/31/2015	10.15	0.20	0.27	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class A
03/31/2016	10.44	0.20	0.19	0.39	(0.20)	0.00	(0.20)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
05/31/2012 - 03/31/2013	10.00	0.09	0.30	0.39	(0.09)	(0.02)	(0.11)
Class C
03/31/2016	10.44	0.15	0.19	0.34	(0.15)	0.00	(0.15)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.30	0.35	(0.05)	(0.02)	(0.07)

PIMCO New York Municipal Bond Fund
Institutional Class
03/31/2016	$11.40	$0.41	$0.03	$0.44	$(0.41)	$0.00	$(0.41)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	(0.39)
03/31/2013	11.13	0.38	0.22	0.60	(0.37)	0.00	(0.37)
03/31/2012	10.58	0.41	0.57	0.98	(0.43)	0.00	(0.43)
Class P
03/31/2016	11.40	0.40	0.03	0.43	(0.40)	0.00	(0.40)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	(0.38)
03/31/2013	11.13	0.37	0.21	0.58	(0.35)	0.00	(0.35)
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
Class D
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
Class A
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
03/31/2013	11.13	0.34	0.22	0.56	(0.33)	0.00	(0.33)
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
Class C
03/31/2016	11.40	0.28	0.04	0.32	(0.29)	0.00	(0.29)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	(0.27)
03/31/2013	11.13	0.26	0.21	0.47	(0.24)	0.00	(0.24)
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)

PIMCO Short Duration Municipal Income Fund
Institutional Class
03/31/2016	$8.49	$0.11	$(0.02)	$0.09	$(0.11)	$0.00	$(0.11)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.09	0.02	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.13	(0.06)	0.07	(0.14)	0.00	(0.14)

Please see footnotes on page 30.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$10.63	3.77%	$2,771	0.80%		0.80%		0.80%		0.80%		1.98%		41%
10.44	4.68	2,035	0.80		0.80		0.80		0.80		1.88		25
10.15	0.05	897	0.80		0.80		0.80		0.80		1.45		34
10.28	3.85	170	0.80	*	0.94	*	0.80	*	0.94	*	1.09	*	32

10.63	3.76	16,611	0.80		0.80		0.80		0.80		1.92		41
10.44	4.68	15,564	0.80		0.80		0.80		0.80		1.85		25
10.15	0.05	15,587	0.80		0.80		0.80		0.80		1.45		34
10.28	3.86	10,696	0.80	*	1.58	*	0.80	*	1.58	*	1.03	*	32

10.63	3.25	5,155	1.30		1.30		1.30		1.30		1.42		41
10.44	4.16	4,857	1.30		1.30		1.30		1.30		1.37		25
10.15	(0.45)	3,760	1.30		1.30		1.30		1.30		0.96		34
10.28	3.46	1,516	1.30	*	1.93	*	1.30	*	1.93	*	0.57	*	32

$11.43	3.94%	$56,393	0.445%		0.445%		0.445%		0.445%		3.61%		36%
11.40	7.44	57,482	0.445		0.445		0.445		0.445		3.52		10
10.99	0.25	62,473	0.445		0.445		0.445		0.445		3.57		23
11.36	5.40	77,691	0.445		0.445		0.445		0.445		3.35		14
11.13	9.38	79,191	0.445		0.445		0.445		0.445		3.78		26

11.43	3.84	9,664	0.545		0.545		0.545		0.545		3.50		36
11.40	7.33	8,804	0.545		0.545		0.545		0.545		3.43		10
10.99	0.15	4,165	0.545		0.545		0.545		0.545		3.46		23
11.36	5.30	5,138	0.545		0.545		0.545		0.545		3.22		14
11.13	9.27	2,508	0.545		0.545		0.545		0.545		3.67		26

11.43	3.60	13,466	0.775		0.775		0.775		0.775		3.27		36
11.40	7.09	13,374	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	13,189	0.775		0.775		0.775		0.775		3.23		23
11.36	5.06	20,863	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	22,181	0.775		0.775		0.775		0.775		3.45		26

11.43	3.60	70,983	0.775		0.775		0.775		0.775		3.26		36
11.40	7.09	48,613	0.775		0.775		0.775		0.775		3.19		10
10.99	(0.08)	46,544	0.775		0.775		0.775		0.775		3.24		23
11.36	5.06	58,110	0.775		0.775		0.775		0.775		3.02		14
11.13	9.02	51,788	0.775		0.775		0.775		0.775		3.44		26

11.43	2.83	14,411	1.525		1.525		1.525		1.525		2.52		36
11.40	6.29	12,149	1.525		1.525		1.525		1.525		2.44		10
10.99	(0.82)	9,972	1.525		1.525		1.525		1.525		2.50		23
11.36	4.28	10,264	1.525		1.525		1.525		1.525		2.26		14
11.13	8.20	7,737	1.525		1.525		1.525		1.525		2.65		26

$8.47	1.04%	$61,691	0.33%		0.33%		0.33%		0.33%		1.27%		31%
8.49	1.20	54,022	0.33		0.33		0.33		0.33		1.05		28
8.48	0.52	82,662	0.33		0.33		0.33		0.33		0.75		40
8.50	1.31	121,440	0.33		0.33		0.33		0.33		1.07		51
8.48	0.77	180,819	0.33		0.33		0.33		0.33		1.54		29

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2016	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO Short Duration Municipal Income Fund (Cont.)
Class P
03/31/2016	$8.49	$0.10	$(0.02)	$0.08	$(0.10)	$0.00	$(0.10)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	(0.06)
03/31/2013	8.48	0.08	0.02	0.10	(0.08)	0.00	(0.08)
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
Administrative Class
03/31/2016	8.49	0.09	(0.02)	0.07	(0.09)	0.00	(0.09)
03/31/2015	8.48	0.07	0.00	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.04	(0.01)	0.03	(0.05)	0.00	(0.05)
03/31/2013	8.48	0.08	0.03	0.11	(0.09)	0.00	(0.09)
03/31/2012	8.55	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
Class D
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
Class A
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
03/31/2013	8.48	0.06	0.02	0.08	(0.06)	0.00	(0.06)
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
Class C
03/31/2016	8.49	0.05	(0.02)	0.03	(0.05)	0.00	(0.05)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	(0.01)
03/31/2013	8.48	0.03	0.02	0.05	(0.03)	0.00	(0.03)
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2016	$10.51	$0.33	$(0.43)	$(0.10)	$(0.50)	$0.00	$(0.50)
03/31/2015	10.64	0.26	(0.10)	0.16	(0.29)	0.00	(0.29)
03/31/2014	10.85	0.23	(0.32)	(0.09)	(0.12)	0.00	(0.12)
03/31/2013	10.39	0.29	0.35	0.64	(0.18)	0.00	(0.18)
03/31/2012	10.47	0.30	(0.21)	0.09	(0.17)	0.00	(0.17)
Class P
03/31/2016	10.51	0.32	(0.43)	(0.11)	(0.49)	0.00	(0.49)
03/31/2015	10.64	0.25	(0.10)	0.15	(0.28)	0.00	(0.28)
03/31/2014	10.85	0.22	(0.32)	(0.10)	(0.11)	0.00	(0.11)
03/31/2013	10.39	0.28	0.35	0.63	(0.17)	0.00	(0.17)
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
Class D
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.25	0.35	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)
Class A
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
03/31/2013	10.39	0.26	0.34	0.60	(0.14)	0.00	(0.14)
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	(0.13)

Please see footnotes on page 30.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$8.47	0.94%	$67,777	0.43%	0.43%	0.43%	0.43%	1.16%	31%
8.49	1.10	28,737	0.43	0.43	0.43	0.43	0.97	28
8.48	0.42	26,354	0.43	0.43	0.43	0.43	0.64	40
8.50	1.21	36,713	0.43	0.43	0.43	0.43	0.95	51
8.48	0.67	12,610	0.43	0.43	0.43	0.43	1.43	29

8.47	0.82	6	0.58	0.58	0.58	0.58	1.05	31
8.49	0.83	6	0.58	0.58	0.58	0.58	0.78	28
8.48	0.37	1	0.54	0.58	0.54	0.58	0.52	40
8.50	1.36	1	0.58	0.58	0.58	0.58	0.89	51
8.48	0.52	3,762	0.58	0.58	0.58	0.58	1.31	29

8.47	0.64	2,452	0.73	0.73	0.73	0.73	0.87	31
8.49	0.79	5,099	0.73	0.73	0.73	0.73	0.65	28
8.48	0.12	13,445	0.73	0.73	0.73	0.73	0.34	40
8.50	0.91	4,794	0.73	0.73	0.73	0.73	0.67	51
8.48	0.37	4,038	0.73	0.73	0.73	0.73	1.18	29

8.47	0.64	102,229	0.73	0.73	0.73	0.73	0.87	31
8.49	0.79	107,841	0.73	0.73	0.73	0.73	0.65	28
8.48	0.12	166,259	0.73	0.73	0.73	0.73	0.35	40
8.50	0.91	198,838	0.73	0.73	0.73	0.73	0.66	51
8.48	0.37	152,343	0.73	0.73	0.73	0.73	1.14	29

8.47	0.34	14,882	1.03	1.03	1.03	1.03	0.58	31
8.49	0.49	14,717	1.03	1.03	1.03	1.03	0.37	28
8.48	(0.16)	17,351	1.00	1.03	1.00	1.03	0.08	40
8.50	0.61	16,454	1.03	1.03	1.03	1.03	0.38	51
8.48	0.07	18,859	1.03	1.03	1.03	1.03	0.86	29

$9.91	(0.94)%	$78,600	0.71%	0.71%	0.70%	0.70%	3.24%	441%
10.51	1.47	161,925	0.70	0.70	0.70	0.70	2.42	297
10.64	(0.83)	261,280	0.70	0.70	0.70	0.70	2.12	76
10.85	6.21	233,998	0.71	0.72	0.69	0.70	2.69	59
10.39	0.90	126,997	0.70	0.70	0.70	0.70	2.90	249

9.91	(1.04)	40,520	0.81	0.81	0.80	0.80	3.13	441
10.51	1.37	77,012	0.80	0.80	0.80	0.80	2.33	297
10.64	(0.93)	94,427	0.80	0.80	0.80	0.80	2.03	76
10.85	6.11	65,509	0.81	0.82	0.79	0.80	2.65	59
10.39	0.79	35,337	0.80	0.80	0.80	0.80	2.77	249

9.91	(1.34)	16,433	1.11	1.11	1.10	1.10	2.84	441
10.51	1.07	24,743	1.10	1.10	1.10	1.10	2.03	297
10.64	(1.23)	28,020	1.10	1.10	1.10	1.10	1.73	76
10.85	5.82	31,303	1.08	1.12	1.06	1.10	2.37	59
10.39	0.49	18,176	1.10	1.10	1.10	1.10	2.52	249

9.91	(1.34)	19,988	1.11	1.11	1.10	1.10	2.85	441
10.51	1.07	29,502	1.10	1.10	1.10	1.10	2.02	297
10.64	(1.23)	52,259	1.10	1.10	1.10	1.10	1.73	76
10.85	5.82	55,101	1.09	1.12	1.07	1.10	2.44	59
10.39	0.49	60,905	1.10	1.10	1.10	1.10	2.48	249

Please see footnotes on page 30.

ANNUAL REPORT	MARCH 31, 2016	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Total Distributions

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class C
03/31/2016	$10.50	$0.22	$(0.43)	$(0.21)	$(0.38)	$0.00	$(0.38)
03/31/2015	10.63	0.14	(0.11)	0.03	(0.16)	0.00	(0.16)
03/31/2014	10.85	0.12	(0.32)	(0.20)	(0.02)	0.00	(0.02)
03/31/2013	10.39	0.21	0.34	0.55	(0.09)	0.00	(0.09)
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	(0.06)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.91	(2.02)%	$7,451	1.86%	1.86%	1.85%	1.85%	2.10%	441%
10.50	0.27	11,102	1.85	1.85	1.85	1.85	1.28	297
10.63	(1.86)	16,628	1.72	1.85	1.72	1.85	1.11	76
10.85	5.32	18,049	1.57	1.87	1.55	1.85	1.97	59
10.39	(0.22)	19,416	1.81	1.85	1.81	1.85	1.77	249

ANNUAL REPORT	MARCH 31, 2016	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$119,276	$12,129	$134,852	$719,007
Investments in Affiliates	7,358	1,907	5,973	79,312
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	0	0	18
Cash	1	1	1	0
Deposits with counterparty	0	0	0	377
Foreign currency, at value	0	0	0	0
Receivable for investments sold	128	0	2,507	4,943
Receivable for TBA investments sold	0	0	0	0
Receivable for Fund shares sold	193	0	2	5,941
Interest and/or dividends receivable	1,261	129	1,100	9,670
Dividends receivable from Affiliates	6	1	5	49
Other assets	0	0	0	0
Total Assets	128,223	14,167	144,440	819,317

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$188	$0	$19,317
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	2
Over the counter	0	0	0	0
Payable for investments purchased	3,263	0	4,000	27,728
Payable for investments in Affiliates purchased	6	1	5	49
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	0	0	0	0
Payable for Fund shares redeemed	153	565	55	807
Dividends payable	31	0	13	328
Accrued investment advisory fees	24	3	22	183
Accrued supervisory and administrative fees	28	3	27	175
Accrued distribution fees	8	2	1	65
Accrued servicing fees	11	2	9	60
Accrued reimbursement to PIMCO	0	1	0	0
Other liabilities	0	0	0	23
Total Liabilities	3,524	765	4,132	48,737

Net Assets	$124,699	$13,402	$140,308	$770,580

Net Assets Consist of:
Paid in capital	$125,406	$12,832	$143,465	$766,420
Undistributed (overdistributed) net investment income	299	0	53	(47)
Accumulated undistributed net realized (loss)	(8,788)	(89)	(4,225)	(34,264)
Net unrealized appreciation	7,782	659	1,015	38,471
	$124,699	$13,402	$140,308	$770,580

Cost of investments in securities	$111,498	$11,470	$133,839	$680,591
Cost of investments in Affiliates	$7,354	$1,907	$5,971	$79,273
Cost of foreign currency held	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0

* Includes repurchase agreements of:	$445	$174	$505	$1,306

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$660,269	$63,215	$148,109	$235,048	$172,090
81,530	1,735	21,077	15,958	0

0	0	0	0	192
18	0	0	0	6,558
0	1	1	0	321
438	0	0	0	3,591
0	0	0	0	928
11,686	0	2,019	0	35
0	0	0	0	59,050
2,727	39	561	3,455	30
8,085	625	1,867	1,857	2,050
70	3	13	16	0
0	0	60	0	0
764,823	65,618	173,707	256,334	244,845

$19,384	$0	$2,339	$0	$0

4	0	0	0	375
0	0	0	0	16,657
45,462	1,230	6,170	5,521	155
70	3	13	16	0
0	0	0	0	61,588
0	0	0	0	2,760
2,860	73	147	1,624	160
240	6	19	18	30
116	12	31	38	60
169	16	37	52	54
54	3	12	4	8
81	5	18	24	6
0	4	0	0	0
2,153	0	4	0	0
70,593	1,352	8,790	7,297	81,853

$694,230	$64,266	$164,917	$249,037	$162,992

$728,235	$62,131	$156,058	$299,562	$175,248
1,737	3	(19)	402	(1,367)
(89,045)	(529)	(3,751)	(52,639)	(23,541)
53,303	2,661	12,629	1,712	12,652
$694,230	$64,266	$164,917	$249,037	$162,992

$606,900	$60,555	$135,497	$233,348	$157,896
$81,481	$1,734	$21,065	$15,947	$0
$0	$0	$0	$0	$919
$0	$0	$0	$0	$(10,743)

$6,681	$336	$530	$565	$1,878

ANNUAL REPORT	MARCH 31, 2016	33

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$51,348	$4,434	$72,156	$313,824
Class P	16,017	432	22,854	114,366
Administrative Class	NA	NA	NA	NA
Class D	2,603	563	3,288	48,480
Class A	42,785	5,630	39,619	204,636
Class C	11,946	2,343	2,391	89,274

Shares Issued and Outstanding:
Institutional Class	5,152	410	7,257	35,038
Class P	1,607	40	2,299	12,769
Administrative Class	NA	NA	NA	NA
Class D	261	52	331	5,413
Class A	4,293	521	3,985	22,847
Class C	1,198	217	240	9,967

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.97	$10.81	$9.94	$8.96
Class P	9.97	10.81	9.94	8.96
Administrative Class	NA	NA	NA	NA
Class D	9.97	10.81	9.94	8.96
Class A	9.97	10.81	9.94	8.96
Class C	9.97	10.81	9.94	8.96

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$168,010	$25,568	$56,393	$61,691	$78,600
124,575	14,161	9,664	67,777	40,520
208	NA	NA	6	NA
12,482	2,771	13,466	2,452	16,433
267,799	16,611	70,983	102,229	19,988
121,156	5,155	14,411	14,882	7,451

16,968	2,404	4,935	7,286	7,932
12,581	1,332	846	8,004	4,089
21	NA	NA	1	NA
1,261	261	1,178	290	1,658
27,044	1,562	6,212	12,073	2,017
12,236	485	1,261	1,758	752

$9.90	$10.63	$11.43	$8.47	$9.91
9.90	10.63	11.43	8.47	9.91
9.90	NA	NA	8.47	NA
9.90	10.63	11.43	8.47	9.91
9.90	10.63	11.43	8.47	9.91
9.90	10.63	11.43	8.47	9.91

ANNUAL REPORT	MARCH 31, 2016	35

Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$3,499	$292	$1,845	$24,554
Dividends from Investments in Affiliates	75	9	69	675
Total Income	3,574	301	1,914	25,229

Expenses:
Investment advisory fees	270	19	271	1,546
Supervisory and administrative fees	319	26	335	1,501
Distribution and/or servicing fees - Administrative Class	0	0	0	0
Distribution and/or servicing fees - Class D	7	1	9	75
Distribution fees - Class C	74	14	8	574
Servicing fees - Class A	93	6	118	385
Servicing fees - Class C	25	5	6	191
Trustee fees	1	0	1	2
Interest expense	0	0	0	38
Miscellaneous expense	0	1	0	0
Total Expenses	789	72	748	4,312

Net Investment Income	2,785	229	1,166	20,917

Net Realized Gain (Loss):
Investments in securities	347	77	289	1,891
Investments in Affiliates	(31)	(3)	(20)	(329)
Exchange-traded or centrally cleared financial derivative instruments	0	(50)	0	(2,187)
Over the counter financial derivative instruments	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	316	24	269	(625)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,149	284	(218)	18,687
Investments in Affiliates	4	0	0	29
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	1,740
Over the counter financial derivative instruments	0	0	0	18
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	1,153	284	(218)	20,474

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,254	$537	$1,217	$40,766

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$23,868	$1,276	$5,717	$3,167	$9,677
654	44	90	197	0
24,522	1,320	5,807	3,364	9,677

1,209	107	322	378	982
1,778	149	388	532	878
1	0	0	0	0
33	6	32	6	52
547	24	92	43	69
563	39	135	251	62
274	12	31	36	23
3	0	1	1	1
80	0	4	0	19
0	2	0	0	0
4,488	339	1,005	1,247	2,086

20,034	981	4,802	2,117	7,591

7,918	(34)	1,229	(50)	4,543
(309)	(14)	(36)	(64)	0
(7,978)	(13)	(612)	0	(10,785)
(42)	0	0	0	(2,785)
0	0	0	0	234

(411)	(61)	581	(114)	(8,793)

4,155	1,014	(82)	(374)	(6,602)
43	1	14	7	0
4,488	5	0	0	5,892
64	0	0	0	(1,283)
0	0	0	0	37

8,750	1,020	(68)	(367)	(1,956)

$28,373	$1,940	$5,315	$1,636	$(3,158)

ANNUAL REPORT	MARCH 31, 2016	37

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,785	$2,701	$229	$177	$1,166	$1,297	$20,917	$16,456
Net realized gain (loss)	316	42	24	(31)	269	(106)	(625)	2,901
Net change in unrealized appreciation (depreciation)	1,153	2,419	284	356	(218)	237	20,474	13,808

Net Increase (Decrease) in Net Assets Resulting from Operations	4,254	5,162	537	502	1,217	1,428	40,766	33,165

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(1,372)	(1,351)	(113)	(115)	(656)	(559)	(7,432)	(4,409)
Class P	(382)	(342)	(5)	(3)	(242)	(393)	(3,482)	(2,750)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(59)	(74)	(13)	(10)	(19)	(26)	(1,216)	(1,035)
Class A	(821)	(822)	(63)	(30)	(255)	(315)	(6,258)	(5,976)
Class B	0	0	0	0	0	0	0	0
Class C	(143)	(112)	(34)	(16)	(6)	(4)	(2,542)	(2,446)

Total Distributions	(2,777)	(2,701)	(228)	(174)	(1,178)	(1,297)	(20,930)	(16,616)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	5,600	(18,745)	4,467	1,782	(26,905)	(37,668)	351,118	25,810

Total Increase (Decrease) in Net Assets	7,077	(16,284)	4,776	2,110	(26,866)	(37,537)	370,954	42,359

Net Assets:
Beginning of year	117,622	133,906	8,626	6,516	167,174	204,711	399,626	357,267
End of year*	$124,699	$117,622	$13,402	$8,626	$140,308	$167,174	$770,580	$399,626

* Including undistributed (overdistributed) net investment income of:	$299	$292	$0	$1	$53	$51	$(47)	$80

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

$20,034	$16,748	$981	$836	$4,802	$4,592	$2,117	$2,065	$7,591	$8,307
(411)	1,165	(61)	(421)	581	(32)	(114)	272	(8,793)	2,197
8,750	19,027	1,020	1,536	(68)	5,126	(367)	272	(1,956)	(4,563)

28,373	36,940	1,940	1,951	5,315	9,686	1,636	2,609	(3,158)	5,941

(4,986)	(3,649)	(258)	(191)	(1,995)	(2,136)	(650)	(759)	(5,566)	(4,983)
(4,081)	(3,166)	(302)	(265)	(311)	(209)	(485)	(292)	(2,456)	(2,248)
(7)	(6)	0	0	0	0	0	(0)	0	0
(429)	(448)	(51)	(22)	(419)	(422)	(22)	(77)	(829)	(588)
(7,335)	(6,483)	(293)	(267)	(1,770)	(1,547)	(877)	(875)	(1,072)	(922)
0	(9)^	0	0	0	0	0	0	0	0
(3,020)	(2,531)	(66)	(53)	(311)	(278)	(83)	(61)	(340)	(191)

(19,858)	(16,292)	(970)	(798)	(4,806)	(4,592)	(2,117)	(2,064)	(10,263)	(8,932)

98,247	40,100	20,170	323	23,986	(1,015)	39,096	(96,195)	(127,871)	(145,339)

106,762	60,748	21,140	1,476	24,495	4,079	38,615	(95,650)	(141,292)	(148,330)

587,468	526,720	43,126	41,650	140,422	136,343	210,422	306,072	304,284	452,614
$694,230	$587,468	$64,266	$43,126	$164,917	$140,422	$249,037	$210,422	$162,992	$304,284

$1,737	$1,818	$3	$14	$(19)	$(10)	$402	$402	$(1,367)	$4,988

ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.7%

MUNICIPAL BONDS & NOTES 95.3%

CALIFORNIA 95.2%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$291
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	561
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,996
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	271
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	582
5.000% due 08/01/2022	520	621
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	272
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,444
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,199
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,813
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	555
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	615
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	281
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.000% due 10/01/2047	1,000	998
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,790
California Municipal Finance Authority Revenue Bonds, Series 2010
0.450% due 09/01/2021	1,000	1,000
California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2026	500	555
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,161
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	3,000	3,482
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,936
5.000% due 11/01/2019	500	571
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,590
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2027 (a)	1,000	1,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	$1,000	$1,097
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	851
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	649
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	328
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	610
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,045
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,104
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,624
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,218
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	769
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,860
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,953
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	946
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,097
5.250% due 11/15/2019	500	564
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	212
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,459
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,545
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,204
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	696
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	284
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	732
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
0.300% due 07/01/2035	2,500	2,500
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	$1,000	$1,088
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,520
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (b)	1,000	998
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	257
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,203
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	264
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,788
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	953
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,198
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,030
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	962
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,223
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,147
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,228
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,007
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,975
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,793
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	300	354
5.000% due 09/01/2031	300	352
5.000% due 09/01/2032	500	582
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,452
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	857
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,360
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	524

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2015
5.000% due 05/15/2025	$750	$962
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,354
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	59
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,176
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,081
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,342
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	793
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,181
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,164
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	$1,250	$1,515
5.000% due 03/01/2026	50	60
Southwestern Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 08/01/2016	400	406
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	586
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	964
5.000% due 09/01/2029	300	356
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	842
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,383
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,178
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,345
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,058

		118,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	$110	$114

Total Municipal Bonds & Notes (Cost $111,053)		118,831

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (c) 0.4%
		445

Total Short-Term Instruments (Cost $445)		445

Total Investments in Securities (Cost $111,498)		119,276

	SHARES
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio III	744,615	7,358

Total Short-Term Instruments (Cost $7,354)		7,358

Total Investments in Affiliates (Cost $7,354)		7,358

Total Investments 101.6% (Cost $118,852)		$126,634

Other Assets and Liabilities, net (1.6%)		(1,935)

Net Assets 100.0%		$124,699

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$445	U.S. Treasury Notes 1.625% due 04/30/2019	$(457)	$445	$445

Total Repurchase Agreements						$(457)	$445	$445

(1)	Includes accrued interest.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$445	$0	$0	$445	$(457)	$(12)

Total Borrowings and Other Financing Transactions	$445	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$118,717	$0	$118,717
New Jersey	0	114	0	114
Short-Term Instruments
Repurchase Agreements	0	445	0	445
	$0	$119,276	$0	$119,276

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,358	$0	$0	$7,358

Total Investments	$7,358	$119,276	$0	$126,634

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Bond Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.5%

MUNICIPAL BONDS & NOTES 89.2%

CALIFORNIA 89.2%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$153
5.000% due 09/01/2042	145	162
California Educational Facilities Authority Revenue Notes, Series 2016
5.000% due 10/01/2025	100	129
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	112
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	234
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (a)	250	294
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	200	235
California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	300	313
California State General Obligation Bonds, Series 2016
5.000% due 09/01/2045	300	359
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	336
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	259
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2040	300	346
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	232
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	117
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	400	405
5.750% due 06/01/2047	700	696
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	300	347
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	139
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	116
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	400	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	$200	$219
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	143
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	229
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	234
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	121
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	291
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	66
7.000% due 11/01/2034	200	292
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2029	400	489
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2027	300	380
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	142
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	274
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	200	237
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	117
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	156
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	220	249
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	243
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2029	250	304
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	206
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2016
5.000% due 05/01/2026	200	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	$250	$289
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	250	273
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	242
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	112
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	197
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	181
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	300	357
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	115
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	146

Total Municipal Bonds & Notes (Cost $11,296)		11,955

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (b) 1.3%
		174

Total Short-Term Instruments (Cost $174)		174

Total Investments in Securities (Cost $11,470)		12,129

	SHARES
INVESTMENTS IN AFFILIATES 14.2%

SHORT-TERM INSTRUMENTS 14.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.2%
PIMCO Short-Term Floating NAV Portfolio III	193,025	1,907

Total Short-Term Instruments (Cost $1,907)		1,907

Total Investments in Affiliates (Cost $1,907)		1,907

Total Investments 104.7% (Cost $13,377)		$14,036

Other Assets and Liabilities, net (4.7%)		(634)

Net Assets 100.0%		$13,402

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$174	U.S. Treasury Notes 3.750% due 11/15/2018	$(180)	$174	$174

Total Repurchase Agreements						$(180)	$174	$174

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$174	$0	$0	$174	$(180)	$(6)

Total Borrowings and Other Financing Transactions	$174	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(60)	$(60)
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$(50)	$(50)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$11,955	$0	$11,955
Short-Term Instruments
Repurchase Agreements	0	174	0	174
	$0	$12,129	$0	$12,129

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,907	$0	$0	$1,907

Total Investments	$1,907	$12,129	$0	$14,036

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.1%

MUNICIPAL BONDS & NOTES 95.7%

CALIFORNIA 94.8%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$771
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	530
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,486
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.100% due 04/01/2047	5,000	4,996
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.210% due 04/01/2045	2,200	2,203
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,249
1.875% due 04/01/2047	1,000	1,020
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	399
4.000% due 08/01/2017	415	433
5.000% due 08/01/2018	430	468
5.000% due 08/01/2019	455	511
5.000% due 08/01/2020	475	547
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	624
Brentwood Union School District, California General Obligation Notes, (NPFGC Insured), Series 2007
5.250% due 08/01/2016	135	137
California Health Facilities Financing Authority Revenue Bonds, Series 2008
1.450% due 08/15/2033	430	433
5.500% due 08/15/2018	250	278
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	600
California Health Facilities Financing Authority Revenue Notes, Series 2012
4.000% due 11/15/2020	610	685
5.000% due 08/15/2017	1,000	1,059
5.000% due 11/15/2019	390	444
California Health Facilities Financing Authority Revenue Notes, Series 2016
5.000% due 08/15/2019	500	567
5.000% due 08/15/2020	835	974
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.680% due 10/01/2047	3,200	3,200
1.000% due 10/01/2047	3,000	2,994
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
1.254% due 11/01/2045	5,000	5,000
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	389
California Municipal Finance Authority Revenue Bonds, Series 2010
0.450% due 09/01/2021	1,000	1,000
California Pollution Control Financing Authority Revenue Bonds, Series 2010
0.450% due 08/01/2024	4,000	3,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Department of Water Resources Revenue Bonds, Series 2014
0.700% due 12/01/2035	$1,250	$1,247
California State General Obligation Bonds, Series 2013
1.138% due 12/01/2029	2,750	2,757
4.000% due 12/01/2027	3,000	3,115
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,468
5.000% due 07/01/2019	80	91
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 10/01/2017	380	406
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,149
California State University Revenue Notes, Series 2015
5.000% due 11/01/2020	955	1,122
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	274
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	704
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,644
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,127
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2018	1,250	1,357
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2016	310	314
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	6,550	6,558
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
4.000% due 06/01/2018	520	555
5.000% due 06/01/2018	200	218
5.000% due 06/01/2019	1,000	1,124
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,842
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	583
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,123
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,135
Irvine, California Special Assessment Notes, Series 2015
2.000% due 09/02/2017	975	991
4.000% due 09/02/2017	360	376
4.000% due 09/02/2018	800	853
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	541
5.000% due 09/01/2020	550	645
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	510
4.000% due 11/01/2017	470	493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	$125	$141
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	548
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	579
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,633
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,228
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	749
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,023
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,026
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	202
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	254
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	253
5.000% due 07/01/2017	200	210
5.000% due 07/01/2018	250	273
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2016	200	202
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	531
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	901
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,219
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	1,550	1,635
5.000% due 08/01/2018	2,500	2,731
5.000% due 08/01/2020	680	787
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	3,094
5.000% due 06/15/2020	2,680	3,099
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,005
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2017	1,000	1,046
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,544
Sacramento City Financing Authority, California Revenue Notes, Series 2015
4.000% due 12/01/2018	3,150	3,404
5.000% due 12/01/2018	2,000	2,214

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	$995	$1,000
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	507
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,015
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	914
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,500	2,934
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	2,020
San Francisco, California City & County Airports Commission Revenue Notes, Series 2016
5.000% due 05/01/2021	1,500	1,786
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
5.000% due 10/01/2020	300	353
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	264
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	$2,150	$2,167
Tustin Community Facilities District, California Special Tax Notes, Series 2015
2.000% due 09/01/2016	1,000	1,006
3.000% due 09/01/2018	500	519
3.000% due 09/01/2019	500	524

		133,013

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,334

Total Municipal Bonds & Notes (Cost $133,334)		134,347

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
		505

Total Short-Term Instruments (Cost $505)		505

Total Investments in Securities (Cost $133,839)		134,852

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.3%

SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	604,477	$5,973

Total Short-Term Instruments (Cost $5,971)		5,973

Total Investments in Affiliates (Cost $5,971)		5,973

Total Investments 100.4% (Cost $139,810)		$140,825

Other Assets and Liabilities, net (0.4%)		(517)

Net Assets 100.0%		$140,308

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$505	U.S. Treasury Notes 2.250% due 07/31/2021	$(520)	$505	$505

Total Repurchase Agreements						$(520)	$505	$505

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$505	$0	$0	$505	$(520)	$(15)

Total Borrowings and Other Financing Transactions	$505	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$133,013	$0	$133,013
Utah	0	1,334	0	1,334
Short-Term Instruments
Repurchase Agreements	0	505	0	505
	$0	$134,852	$0	$134,852

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,973	$0	$0	$5,973

Total Investments	$5,973	$134,852	$0	$140,825

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%
IFP Funding LLC
6.500% due 04/01/2017	$6,000	$6,000

Total Corporate Bonds & Notes (Cost $6,000)		6,000

MUNICIPAL BONDS & NOTES 92.3%

ALABAMA 2.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	817
6.000% due 06/01/2050	875	907
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (b)	9,675	7,101
6.500% due 10/01/2053	8,750	10,543
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,242

		20,610

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	399

ARIZONA 1.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,753
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,051
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,237
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,606
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	966

		8,613

CALIFORNIA 10.4%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	3,445	3,537
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,712
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	12,375	14,529
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	650
7.000% due 10/01/2039	500	514
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,185

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 04/01/2031	$830	$1,040
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,044
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,076
California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,265	1,318
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	578
California State General Obligation Bonds, Series 2004
0.320% due 05/01/2034	4,600	4,600
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	4,000	4,511
5.000% due 09/01/2045	2,700	3,230
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2030	3,000	3,710
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	140	146
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,670
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,383
5.000% due 09/01/2034	1,300	1,427
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,146
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,453
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,222
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,024
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,127
7.000% due 11/01/2034	2,800	4,091
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,096
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	390	442
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,867
6.250% due 10/01/2040	1,000	1,238
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,099
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	569

		80,235

COLORADO 1.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037 ^	775	802
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,086

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	$2,500	$2,854
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	517
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	526
5.750% due 12/01/2045	1,000	1,050
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,885
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	872

		10,592

CONNECTICUT 0.1%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	818	908

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	448

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	170	213

FLORIDA 3.5%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,238
8.000% due 10/01/2046	1,250	1,540
Capital Trust Agency Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,051
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Bonds, Series 2015
6.125% due 06/15/2046	3,000	3,083
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	240	266
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,018
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,361
Miami Beach Redevelopment Agency, Florida Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 02/01/2040	3,000	3,398
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,225
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,795
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,661

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2046 (a)	$3,000	$3,513
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	725	736
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,825	2,155

		27,291

GEORGIA 0.8%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,560
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	4,000	4,483

		6,294

IDAHO 0.2%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,203

ILLINOIS 6.9%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,007
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,103
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2029	1,705	1,714
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,017
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2040	1,480	1,403
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2035	3,000	2,890
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	9,000	9,049
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,647
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,138
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	444
Illinois Finance Authority Revenue Bonds, Series 2009
0.350% due 08/01/2043	2,100	2,100
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	530
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,684
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2030	1,245	1,323
5.000% due 03/01/2037	1,200	1,255
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2038	2,000	2,166
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2028	3,000	3,281
Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,010	5,647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 12/01/2032	$5,000	$5,974
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	999

		53,371

INDIANA 1.1%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	409
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,139
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,794
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,801
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,220

		8,463

IOWA 2.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,062
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
2.700% due 11/15/2046 ^	1,829	1,564
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	8,745	9,018
5.500% due 12/01/2022	5,000	5,246
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.625% due 06/01/2046	5,000	5,000

		21,893

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	4,176	919
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	248

		1,167

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,291

LOUISIANA 0.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,194
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,490
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	566

		4,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 0.7%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	$5,000	$5,114

MARYLAND 1.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,475	7,202
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	297
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,802

		10,301

MASSACHUSETTS 0.1%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	720	775

MICHIGAN 3.7%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	690	690
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,171
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	740	741
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	9,885	10,788
5.000% due 07/01/2033	2,000	2,282
5.000% due 07/01/2044	4,500	4,896
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2034	2,000	2,269
5.000% due 07/01/2035	2,000	2,257
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	694
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,018
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	1,000	917
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	588

		28,397

MINNESOTA 0.2%
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,094
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	514

		1,608

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.3%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$228
5.550% due 10/01/2036	45	40
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,549
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	259
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	523

		2,599

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	166

NEBRASKA 0.7%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,679

NEW JERSEY 7.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,645
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	5,000	5,676
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	1,921
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2012
5.000% due 06/15/2025	3,000	3,264
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2045	8,625	9,153
5.000% due 06/15/2046	2,500	2,651
5.250% due 06/15/2041	1,000	1,089
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,645
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,721
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,864
5.000% due 06/01/2041	22,000	19,791

		54,420

NEW YORK 12.9%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,029
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	10,500	11,620
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,334
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 10/01/2025	1,585	1,957

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	$5,000	$5,009
New York City, New York General Obligation Bonds, Series 2010
0.420% due 03/01/2039	12,600	12,600
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	155
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	18,888
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2040	3,000	3,506
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,829
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,250	13,162
5.375% due 11/15/2040	4,000	4,406
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	583
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	4,000	4,659
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2035	3,000	3,613
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,016

		99,366

NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	829
6.000% due 04/01/2038	500	522
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	623

		2,025

OHIO 7.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	21,500	20,325
5.375% due 06/01/2024	5,000	4,763
5.875% due 06/01/2047	1,205	1,140
6.500% due 06/01/2047	16,285	16,283
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,768
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,367
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	5,000	5,266

		56,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.0%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	$200	$215

PENNSYLVANIA 4.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	808
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	527
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	490	393
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Bonds, Series 2015
5.250% due 12/01/2045	700	723
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	545
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,254
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	259
6.375% due 07/01/2030	1,000	1,034
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	551
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	421
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,597
5.000% due 12/01/2045	12,000	13,707
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	3,000	3,374
5.000% due 12/01/2046	2,500	2,799
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,596
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	500	508

		35,096

RHODE ISLAND 1.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	11,000	11,509

SOUTH CAROLINA 1.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,930
South Carolina Ports Authority Revenue Bonds, Series 2015
5.250% due 07/01/2050	5,000	5,643

		7,573

TENNESSEE 0.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,109

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	$500	$566

		1,675

TEXAS 15.3%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,186
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	6,000	6,781
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	560
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,107
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	821
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.340% due 12/01/2024	1,700	1,700
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,654
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	874
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	555
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
5.000% due 02/15/2028 (a)	2,500	3,140
Houston Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 02/15/2026 (a)	4,000	5,106
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	4,091
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.320% due 08/01/2022	2,100	2,100
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.300% due 05/01/2046	6,300	6,300
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	268
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2015
5.000% due 07/01/2035	2,000	2,220
5.000% due 07/01/2047	7,500	8,068
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	162
5.750% due 01/01/2033	350	380
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,257
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,158
North Texas Tollway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	$500	$564
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	18,500	18,553
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,032
5.500% due 01/01/2032	500	542
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	141
6.000% due 09/15/2046	365	367
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,107
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	20,235	25,040
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	16,775	17,040
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,166

		118,180

UTAH 0.3%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,354
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	679
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	432

		2,465

VIRGINIA 0.3%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	8
6.000% due 06/01/2043	354	342
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	572	572
6.050% due 03/01/2054 ^	609	12
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	1,013

		1,947

WASHINGTON 0.3%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,051
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	295
Washington State Housing Finance Commission Revenue Bonds, Series 2015
7.000% due 07/01/2050	750	768

		2,114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	$480	$517

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	6,000	6,116
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,258
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,133

		9,507

WYOMING 0.8%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.340% due 08/15/2020	6,300	6,300

Total Municipal Bonds & Notes (Cost $673,285)		711,701

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (d) 0.2%
		1,306

Total Short-Term Instruments (Cost $1,306)		1,306

Total Investments in Securities (Cost $680,591)		719,007

	SHARES
INVESTMENTS IN AFFILIATES 10.3%

SHORT-TERM INSTRUMENTS 10.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	8,026,740	79,312

Total Short-Term Instruments (Cost $79,273)		79,312

Total Investments in Affiliates (Cost $79,273)		79,312

Total Investments 103.6% (Cost $759,864)		$798,319

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $0)		16

Other Assets and Liabilities, net (3.6%)		(27,755)

Net Assets 100.0%		$770,580

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$1,306	U.S. Treasury Notes 2.250% due 07/31/2021	$(1,334)	$1,306	$1,306

Total Repurchase Agreements						$(1,334)	$1,306	$1,306

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,306	$0	$0	$1,306	$(1,334)	$(28)

Total Borrowings and Other Financing Transactions	$1,306	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	Short	06/2016	21	$(1)	$0	$(2)

Total Futures Contracts				$(1)	$0	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(2)	$0	$ (2)

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$18	$18	$0

Total Swap Agreements						$0	$18	$18	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

Cash of $377 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$0	$18	$18	$0	$0	$0	$0	$18	$0	$18

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$18	$0	$0	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,715)	$(1,715)
Swap Agreements	0	601	0	0	(1,073)	(472)

	$0	$601	$0	$0	$(2,788)	$(2,187)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1)	$(1)
Swap Agreements	0	0	0	0	1,741	1,741

	$0	$0	$0	$0	$1,740	$1,740

Over the counter
Swap Agreements	$0	$18	$0	$0	$0	$18

	$0	$18	$0	$0	$1,740	$1,758

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$6,000	$6,000
Municipal Bonds & Notes
Alabama	0	20,610	0	20,610
Alaska	0	399	0	399
Arizona	0	8,613	0	8,613
California	0	80,235	0	80,235
Colorado	0	10,592	0	10,592
Connecticut	0	908	0	908
Delaware	0	448	0	448
District of Columbia	0	213	0	213
Florida	0	27,291	0	27,291
Georgia	0	6,294	0	6,294
Idaho	0	1,203	0	1,203
Illinois	0	53,371	0	53,371
Indiana	0	8,463	0	8,463
Iowa	0	21,893	0	21,893
Kansas	0	1,167	0	1,167
Kentucky	0	1,291	0	1,291
Louisiana	0	4,250	0	4,250
Maine	0	5,114	0	5,114
Maryland	0	10,301	0	10,301
Massachusetts	0	775	0	775
Michigan	0	28,397	0	28,397
Minnesota	0	1,608	0	1,608
Missouri	0	2,599	0	2,599
Montana	0	166	0	166
Nebraska	0	5,679	0	5,679
New Jersey	0	54,420	0	54,420
New York	0	99,366	0	99,366
North Carolina	0	2,025	0	2,025
Ohio	0	56,912	0	56,912

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Oregon	$0	$215	$0	$215
Pennsylvania	0	35,096	0	35,096
Rhode Island	0	11,509	0	11,509
South Carolina	0	7,573	0	7,573
Tennessee	0	1,675	0	1,675
Texas	0	118,180	0	118,180
Utah	0	2,465	0	2,465
Virginia	0	1,947	0	1,947
Washington	0	2,114	0	2,114
West Virginia	0	517	0	517
Wisconsin	0	9,507	0	9,507
Wyoming	0	6,300	0	6,300
Short-Term Instruments
Repurchase Agreements	0	1,306	0	1,306
	$0	$713,007	$6,000	$719,007

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,312	$0	$0	$79,312

Total Investments	$79,312	$713,007	$6,000	$798,319

Financial Derivative Instruments - Assets
Over the counter	$0	$0	$18	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2)	$0	$0	$(2)

Totals	$79,310	$713,007	$6,018	$798,335

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.7%
IFP Funding LLC
6.500% due 04/01/2017	$5,000	$5,000

Total Corporate Bonds & Notes (Cost $5,000)		5,000

MUNICIPAL BONDS & NOTES 93.4%

ALABAMA 2.6%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,333
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	12,049
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,485

		17,867

ARIZONA 0.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,382

CALIFORNIA 17.6%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,981
5.000% due 12/01/2032	3,000	3,566
5.000% due 12/01/2033	3,500	4,133
5.000% due 12/01/2034	3,000	3,520
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,733
5.000% due 04/01/2038	10,000	11,657
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	5,000	5,133
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,141
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	12,375	14,529
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	5,800	6,815
California State General Obligation Bonds, Series 2004
0.320% due 05/01/2034	4,200	4,200
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	6,000	6,767
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,575
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2029	4,000	4,967
California State University Revenue Notes, Series 2016
5.000% due 11/01/2024	1,500	1,894
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	5,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027	$4,800	$4,863
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,936
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,000	1,024
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2027	350	444
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,547
5.125% due 05/01/2030	1,500	1,699
5.125% due 05/01/2031	1,500	1,692
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,332

		122,336

COLORADO 3.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,551
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	290	292
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	11,416
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,935

		27,194

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	3,059

FLORIDA 4.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,728
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,315
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,586
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	867
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,008
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,608
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2046 (a)	2,500	2,928

		28,040

GEORGIA 3.0%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	$3,000	$3,362

		20,944

ILLINOIS 5.9%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,244
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,488
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,341
Chicago, Illinois General Obligation Bonds, Series 2011
5.000% due 01/01/2040	1,650	1,571
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2035	5,000	4,988
5.500% due 01/01/2039	4,500	4,488
Illinois Finance Authority Revenue Bonds, Series 2009
0.350% due 08/01/2043	1,900	1,900
5.750% due 07/01/2033	1,800	1,993
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	530
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,716
Illinois State General Obligation Bonds, Series 2012
5.000% due 03/01/2032	1,345	1,422
5.000% due 03/01/2036	1,185	1,241
Illinois State General Obligation Bonds, Series 2013
5.500% due 07/01/2025	2,135	2,425
Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2024	5,000	5,636
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,757

		40,740

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	548

IOWA 0.9%
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	6,000	6,187

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	570

MARYLAND 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,552

MASSACHUSETTS 1.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,953

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.3%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	$2,000	$2,133

MISSOURI 0.3%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,133

NEBRASKA 1.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,679
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,489

		9,168

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,129

NEW JERSEY 5.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	340	352
6.500% due 04/01/2031	500	607
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2033	3,000	3,279
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,844
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,445
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	6,500	7,378
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,750	1,921
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2012
5.000% due 06/15/2042	5,000	5,238
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	3,000	3,181
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2025	2,380	2,645
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	5,000	4,498

		36,388

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,450	1,505

NEW YORK 16.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
5.500% due 09/01/2045	$5,000	$5,533
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,173
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,897
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 10/01/2025	1,585	1,957
New York City, New York General Obligation Bonds, Series 2010
0.420% due 03/01/2039	11,500	11,500
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,211
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	7,013
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,502
5.000% due 02/01/2028	8,140	9,822
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (c)	15,000	18,888
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,774
5.750% due 11/15/2051	5,000	5,886
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,535	3,798
5.375% due 11/15/2040	2,000	2,203
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2027	6,000	7,567
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,418

		113,898

NORTH CAROLINA 1.9%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,773
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,788
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,940
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,000	2,478

		12,979

OHIO 8.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	14,525	13,731
5.375% due 06/01/2024	6,885	6,559
6.500% due 06/01/2047	2,450	2,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	$5,245	$5,830
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,278
5.250% due 02/15/2029	2,900	3,489
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,531
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	15,675

		61,543

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,146
5.000% due 06/15/2031	500	565

		1,711

PENNSYLVANIA 3.2%
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2016
5.000% due 08/15/2042 (a)	2,000	2,352
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2028	3,680	4,354
5.000% due 12/01/2030	3,105	3,633
5.000% due 12/01/2031	4,330	5,035
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,026
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,492

		21,892

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,748
5.000% due 02/01/2024	1,400	1,672

		6,420

TEXAS 10.4%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,002
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	5,000	5,680
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,252
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,945
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.340% due 12/01/2024	1,500	1,500
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	180	209
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
5.000% due 02/15/2028 (a)	2,500	3,140

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 02/15/2025 (a)	$4,500	$5,679
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2003
0.320% due 08/01/2022	1,900	1,900
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.300% due 05/01/2046	5,700	5,700
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	945
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,020
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	140	141
6.000% due 09/15/2046	360	362
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,704
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,531
5.250% due 12/15/2022	3,825	4,555
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	12,000	14,850
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	$1,200	$1,308

		72,146

VIRGINIA 0.7%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,294
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,397

		4,691

WASHINGTON 1.0%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,521
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,259

		6,780

WYOMING 0.8%
Uinta County, Wyoming Revenue Bonds, Series 1993
0.340% due 08/15/2020	5,700	5,700

Total Municipal Bonds & Notes (Cost $595,219)		648,588

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (e) 1.0%
		$6,681

Total Short-Term Instruments (Cost $6,681)		6,681

Total Investments in Securities (Cost $606,900)		660,269

	SHARES
INVESTMENTS IN AFFILIATES 11.8%

SHORT-TERM INSTRUMENTS 11.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short-Term Floating NAV Portfolio III	8,251,167	81,530

Total Short-Term Instruments (Cost $81,481)		81,530

Total Investments in Affiliates (Cost $81,481)		81,530

Total Investments 106.9% (Cost $688,381)		$741,799

Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $0)		14

Other Assets and Liabilities, net (6.9%)		(47,583)

Net Assets 100.0%		$694,230

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon bond.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$ 1,200	$1,308	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$6,681	U.S. Treasury Notes 1.625% due 04/30/2019	$(6,817)	$6,681	$6,681

Total Repurchase Agreements						$(6,817)	$6,681	$6,681

(1)	Includes accrued interest.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$6,681	$0	$0	$6,681	$(6,817)	$(136)

Total Borrowings and Other Financing Transactions	$6,681	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	Short	06/2016	35	$(2)	$0	$(3)

Total Futures Contracts				$(2)	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $438 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(4)	$0	$(4)

(1)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Illinois Receivable Trust Revenue Notes, Series 2015	Cash Flow from Underlying Asset	1-Month USD-LIBOR plus a specified spread	04/01/2018	$12,500	$0	$18	$18	$0

Total Swap Agreements						$0	$18	$18	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$0	$18	$18	$0	$0	$0	$0	$18	$0	$18

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$18	$0	$0	$0	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,557)	$(4,557)
Swap Agreements	0	0	0	0	(3,421)	(3,421)

	$0	$0	$0	$0	$(7,978)	$(7,978)

Over the counter
Swap Agreements	$0	$(42)	$0	$0	$0	$(42)

	$0	$(42)	$0	$0	$(7,978)	$(8,020)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2)	$(2)
Swap Agreements	0	0	0	0	4,490	4,490

	$0	$0	$0	$0	$4,488	$4,488

Over the counter
Swap Agreements	$0	$64	$0	$0	$0	$64

	$0	$64	$0	$0	$4,488	$4,552

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$5,000	$5,000
Municipal Bonds & Notes
Alabama	0	17,867	0	17,867
Arizona	0	4,382	0	4,382
California	0	122,336	0	122,336
Colorado	0	27,194	0	27,194
District of Columbia	0	3,059	0	3,059
Florida	0	28,040	0	28,040
Georgia	0	20,944	0	20,944
Illinois	0	40,740	0	40,740
Indiana	0	548	0	548
Iowa	0	6,187	0	6,187
Kansas	0	570	0	570

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Maryland	$0	$8,552	$0	$8,552
Massachusetts	0	7,953	0	7,953
Michigan	0	2,133	0	2,133
Missouri	0	2,133	0	2,133
Nebraska	0	9,168	0	9,168
New Hampshire	0	1,129	0	1,129
New Jersey	0	36,388	0	36,388
New Mexico	0	1,505	0	1,505
New York	0	113,898	0	113,898
North Carolina	0	12,979	0	12,979
Ohio	0	61,543	0	61,543
Oregon	0	1,711	0	1,711
Pennsylvania	0	21,892	0	21,892
Tennessee	0	6,420	0	6,420
Texas	0	72,146	0	72,146

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	59

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Virginia	$0	$4,691	$0	$4,691
Washington	0	6,780	0	6,780
Wyoming	0	5,700	0	5,700
Short-Term Instruments
Repurchase Agreements	0	6,681	0	6,681
	$0	$655,269	$5,000	$660,269

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$81,530	$0	$0	$81,530

Total Investments	$81,530	$655,269	$5,000	$741,799

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$18	$18

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3)	$0	$0	$(3)

Totals	$81,527	$655,269	$5,018	$741,814

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

MUNICIPAL BONDS & NOTES 97.9%

CALIFORNIA 1.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2017	$500	$525
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	101

		626

COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	617
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
0.350% due 06/01/2037	1,000	1,000
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	270

		1,887

CONNECTICUT 3.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	1,000	998
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.248% due 07/01/2049	1,000	997

		1,995

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	543

FLORIDA 4.2%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	612
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2024 (a)	1,000	1,224
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	868

		2,704

GEORGIA 1.6%
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	1,000	1,025

GUAM 1.6%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	1,014

ILLINOIS 8.5%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2027	500	602
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2026	$1,000	$1,002
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	328
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	750	750
Illinois Finance Authority Revenue Bonds, Series 2008
0.550% due 11/01/2038	1,000	1,000
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2025	1,000	1,113

		5,465

INDIANA 2.7%
Indiana Finance Authority Revenue Bonds, Series 2010
0.500% due 05/01/2028	1,000	999
Indiana Municipal Power Agency Revenue Notes, Series 2016
5.000% due 01/01/2018	600	645
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	111

		1,755

LOUISIANA 2.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,015
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	607

		1,622

MASSACHUSETTS 1.9%
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,231

MICHIGAN 1.1%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	589
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	113

		702

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	107

MISSOURI 0.7%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	115
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	324

		439

NEBRASKA 1.4%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	880

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 4.3%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	$150	$158
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	660
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,098
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	552
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	300

		2,768

NEW MEXICO 1.5%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	985

NEW YORK 12.8%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2012
5.000% due 11/15/2017	1,000	1,069
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2026	1,000	1,234
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	927
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,210
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,215
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,119
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2024	1,000	1,244
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	209

		8,227

NORTH CAROLINA 4.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,412
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,224

		2,636

OHIO 12.5%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	160
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	238

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	61

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	$1,000	$1,206
Hamilton County, Ohio Convention Facilities Authority Revenue Notes, Series 2014
5.000% due 12/01/2016	1,200	1,233
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	517
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,225
Ohio State Revenue Notes, Series 2011
5.000% due 01/01/2017	950	981
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	894
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,500	1,580

		8,034

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	105

OREGON 1.1%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	691

PENNSYLVANIA 8.9%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	610
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,193
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	998
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,000	1,016
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	604
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2027	250	302
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.350% due 07/01/2025	1,000	1,000

		5,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH DAKOTA 1.5%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2024	$250	$305
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	646

		951

TENNESSEE 1.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,233

TEXAS 12.1%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,190
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	392
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	839
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	594
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	111
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	100	115
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	889
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2001
0.340% due 11/01/2029	810	810
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,003
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,856

		7,799

VIRGINIA 1.4%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	774
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	$100	$123

		903

WASHINGTON 0.4%
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	112
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	169

		281

WISCONSIN 0.9%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	116
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	432

		548

Total Municipal Bonds & Notes (Cost $60,219)		62,879

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		336

Total Short-Term Instruments (Cost $336)		336

Total Investments in Securities (Cost $60,555)		63,215

	SHARES
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	175,576	1,735

Total Short-Term Instruments (Cost $1,734)		1,735

Total Investments in Affiliates (Cost $1,734)		1,735

Total Investments 101.1% (Cost $62,289)		$64,950

Other Assets and Liabilities, net (1.1%)		(684)

Net Assets 100.0%		$64,266

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$336	U.S. Treasury Notes 3.750% due 11/15/2018	$(343)	$336	$336

Total Repurchase Agreements						$(343)	$336	$336

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$336	$0	$0	$336	$(343)	$(7)

Total Borrowings and Other Financing Transactions	$336	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(111)	$(111)
Swap Agreements	0	0	0	0	98	98

	$0	$0	$0	$0	$(13)	$(13)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	(9)	(9)

	$0	$0	$0	$0	$5	$5

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$626	$0	$626
Colorado	0	1,887	0	1,887
Connecticut	0	1,995	0	1,995
District of Columbia	0	543	0	543
Florida	0	2,704	0	2,704
Georgia	0	1,025	0	1,025
Guam	0	1,014	0	1,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Illinois	$0	$5,465	$0	$5,465
Indiana	0	1,755	0	1,755
Louisiana	0	1,622	0	1,622
Massachusetts	0	1,231	0	1,231
Michigan	0	702	0	702
Minnesota	0	107	0	107
Missouri	0	439	0	439
Nebraska	0	880	0	880
New Jersey	0	2,768	0	2,768

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	63

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
New Mexico	$0	$985	$0	$985
New York	0	8,227	0	8,227
North Carolina	0	2,636	0	2,636
Ohio	0	8,034	0	8,034
Oklahoma	0	105	0	105
Oregon	0	691	0	691
Pennsylvania	0	5,723	0	5,723
South Dakota	0	951	0	951
Tennessee	0	1,233	0	1,233
Texas	0	7,799	0	7,799
Virginia	0	903	0	903
Washington	0	281	0	281
Wisconsin	0	548	0	548

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$336	$0	$336
	$0	$63,215	$0	$63,215

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,735	$0	$0	$1,735

Total Investments	$1,735	$63,215	$0	$64,950

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.8%

MUNICIPAL BONDS & NOTES 89.5%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$100	$105

ILLINOIS 1.2%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,000	1,998

NEW YORK 88.2%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,073
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,667
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	867
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	604
5.000% due 08/01/2040	500	563
5.500% due 09/01/2045	4,000	4,427
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	498
5.000% due 07/01/2044	1,000	1,115
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	373
5.000% due 09/15/2027	275	339
5.000% due 09/15/2028	275	337
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	314
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,829
5.000% due 07/01/2041	1,500	1,671
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,052
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,864
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,017
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,304
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,677
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,138
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,022
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	$2,500	$2,944
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,705
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.250% due 06/01/2026	3,000	3,005
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,056
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,479
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	578
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	762
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,098
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,332
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2015
5.000% due 11/01/2026 (a)	3,500	4,407
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,790
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,106
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	536
5.000% due 11/15/2029	1,000	1,223
5.000% due 11/15/2045	2,000	2,314
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,119
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	8,240
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	7,521
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,069
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,209
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,199
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,030
5.000% due 07/01/2026	500	505
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	$2,500	$2,732
5.000% due 07/01/2038	1,000	1,093
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,101
5.500% due 05/01/2037	400	455
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,701
5.000% due 07/01/2035	500	568
5.500% due 07/01/2040	1,000	1,161
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	583
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,402
5.000% due 12/15/2026	4,000	4,837
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,644
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,229
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,568
New York State Urban Development Corp. Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,000	2,409
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	493
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,878
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,071
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,131
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	145	152
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,624
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,168
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2036	5,000	6,060
Westchester Tobacco Asset Securitization, New York Revenue Bonds, Series 2005
5.125% due 06/01/2045	3,000	3,000

		145,476

Total Municipal Bonds & Notes (Cost $134,967)		147,579

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	65

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
$530

Total Short-Term Instruments (Cost $530)	530

Total Investments in Securities (Cost $135,497)	148,109

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.8%

SHORT-TERM INSTRUMENTS 12.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio III	2,133,052	$21,077

Total Short-Term Instruments (Cost $21,065)		21,077

Total Investments in Affiliates (Cost $21,065)		21,077

Total Investments 102.6% (Cost $156,562)		$169,186

Other Assets and Liabilities, net (2.6%)		(4,269)

Net Assets 100.0%		$164,917

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(e) in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$530	U.S. Treasury Notes 1.625% due 04/30/2019	$(545)	$530	$530

Total Repurchase Agreements						$(545)	$530	$530

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$530	$0	$0	$530	$(545)	$(15)

Total Borrowings and Other Financing Transactions	$530	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(612)	$(612)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$105	$0	$105
Illinois	0	1,998	0	1,998
New York	0	145,476	0	145,476
Short-Term Instruments
Repurchase Agreements	0	530	0	530
	$0	$148,109	$0	$148,109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,077	$0	$0	$21,077

Total Investments	$21,077	$148,109	$0	$169,186

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	67

Schedule of Investments PIMCO Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%

MUNICIPAL BONDS & NOTES 94.2%

ALABAMA 0.8%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,951

ARIZONA 1.0%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,113
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,366

		2,479

CALIFORNIA 6.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.100% due 04/01/2047	5,000	4,996
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.210% due 04/01/2045	2,500	2,504
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.000% due 10/01/2047	1,750	1,746
California Municipal Finance Authority Revenue Bonds, Series 2010
0.450% due 09/01/2021	1,500	1,500
California State General Obligation Bonds, Series 2013
1.138% due 12/01/2029	2,200	2,206
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,135
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,005

		17,092

COLORADO 0.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
0.350% due 06/01/2037	1,000	1,000

CONNECTICUT 4.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 1999
1.000% due 07/01/2033	5,000	4,991
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.248% due 07/01/2049	5,000	4,983
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	514

		10,488

FLORIDA 5.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,038
Florida Municipal Power Agency Revenue Notes, Series 2016
5.000% due 10/01/2020 (a)	750	868
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2016
5.000% due 10/01/2019	1,000	1,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	$4,000	$4,008
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,106
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,612

		13,771

GEORGIA 6.2%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,100
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,501
1.750% due 12/01/2049	3,000	3,023
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2019	3,000	3,306
Municipal Electric Authority of Georgia Revenue Notes, Series 2015
5.000% due 01/01/2020	1,245	1,419

		15,349

ILLINOIS 6.8%
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,076
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,024
Illinois Finance Authority Revenue Bonds, Series 2001
0.500% due 07/01/2036	2,500	2,499
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,630	1,632
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,280
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,156
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,009
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	35	36
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,188

		16,900

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2010
0.500% due 05/01/2028	3,000	2,998
Indiana Finance Authority Revenue Notes, Series 2016
5.000% due 12/01/2021	1,000	1,195

		4,193

IOWA 0.5%
Iowa Finance Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	1,070	1,164

LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2018	300	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	$490	$494

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.760% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	3,000	3,049
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,494

		5,543

MICHIGAN 3.8%
Michigan Finance Authority Revenue Notes, Series 2014
5.000% due 07/01/2016	750	757
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2019	1,000	1,114
5.000% due 07/01/2020	400	456
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	6,000	6,044
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	480	464
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	534

		9,369

MINNESOTA 1.8%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,391
4.500% due 11/15/2038	1,000	1,164

		4,555

MISSOURI 0.4%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,021

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	265

NEVADA 2.1%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,313

NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,043

NEW JERSEY 0.6%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	428

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	$1,000	$1,098

		1,526

NEW MEXICO 2.7%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,092
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,585

		6,677

NEW YORK 13.3%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,154
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2016	800	810
5.000% due 08/01/2017	650	683
Housing Development Corp., New York Revenue Bonds, Series 2016
0.430% due 05/01/2047	3,000	3,000
Long Island Power Authority, New York Revenue Bonds, Series 2015
1.187% due 05/01/2033	2,150	2,154
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
0.594% due 11/01/2032	1,530	1,497
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 01/01/2020	4,000	4,540
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,432
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,025	1,051
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	852
5.000% due 07/01/2016	1,000	1,011
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,307
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,644
New York State Urban Development Corp. Revenue Notes, Series 2016
5.000% due 03/15/2020	3,000	3,443
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	511

		33,089

NORTH CAROLINA 1.7%
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,260
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	392
5.000% due 04/01/2020	500	574

		4,226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 4.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	$1,000	$1,036
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,003
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	7,906
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,065

		12,010

PENNSYLVANIA 8.9%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,527
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,110
Lancaster County Hospital Authority, Pennsylvania Revenue Notes, Series 2016
4.000% due 08/15/2020 (a)	1,250	1,398
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	3,000	2,994
0.900% due 09/01/2029	1,750	1,747
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,081
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.550% due 12/01/2033	3,500	3,512
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,723
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.350% due 07/01/2025	2,000	2,000

		22,092

TENNESSEE 0.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,124

TEXAS 10.6%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,988
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,410
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,051
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	542
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,228
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.300% due 11/01/2051	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	$1,000	$1,058
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,800	4,819
SA Energy Acquisition Public Facility Corp., Texas Revenue Notes, Series 2007
5.250% due 08/01/2016	1,000	1,015
San Antonio, Texas Water System Revenue Bonds, Series 2013
1.080% due 05/01/2043	3,000	3,001
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,219

		26,331

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2003
0.320% due 05/15/2036	2,000	2,000

VIRGINIA 1.2%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,096

WASHINGTON 1.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.100% due 11/01/2045	4,000	4,000

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,005

WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,006

Total Municipal Bonds & Notes (Cost $232,783)		234,483

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		565

Total Short-Term Instruments (Cost $565)		565

Total Investments in Securities (Cost $233,348)		235,048

	SHARES
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	1,615,019	15,958

Total Short-Term Instruments (Cost $15,947)		15,958

Total Investments in Affiliates (Cost $15,947)		15,958

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	69

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

March 31, 2016

MARKET VALUE (000S)
Total Investments 100.8% (Cost $249,295)	$251,006

Other Assets and Liabilities, net (0.8%)	(1,969)

Net Assets 100.0%	$249,037

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$565	U.S. Treasury Notes 1.625% due 04/30/2019	$(581)	$565	$565

Total Repurchase Agreements						$(581)	$565	$565

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$565	$0	$0	$565	$(581)	$(16)

Total Borrowings and Other Financing Transactions	$565	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,951	$0	$1,951
Arizona	0	2,479	0	2,479
California	0	17,092	0	17,092
Colorado	0	1,000	0	1,000
Connecticut	0	10,488	0	10,488
Florida	0	13,771	0	13,771
Georgia	0	15,349	0	15,349
Illinois	0	16,900	0	16,900
Indiana	0	4,193	0	4,193
Iowa	0	1,164	0	1,164
Louisiana	0	311	0	311
Maryland	0	494	0	494
Massachusetts	0	5,543	0	5,543
Michigan	0	9,369	0	9,369
Minnesota	0	4,555	0	4,555
Missouri	0	1,021	0	1,021
Nebraska	0	265	0	265
Nevada	0	5,313	0	5,313
New Hampshire	0	1,043	0	1,043
New Jersey	0	1,526	0	1,526
New Mexico	0	6,677	0	6,677

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
New York	$0	$33,089	$0	$33,089
North Carolina	0	4,226	0	4,226
Ohio	0	12,010	0	12,010
Pennsylvania	0	22,092	0	22,092
Tennessee	0	2,124	0	2,124
Texas	0	26,331	0	26,331
Utah	0	2,000	0	2,000
Virginia	0	3,096	0	3,096
Washington	0	4,000	0	4,000
West Virginia	0	2,005	0	2,005
Wisconsin	0	3,006	0	3,006
Short-Term Instruments
Repurchase Agreements	0	565	0	565
	$0	$235,048	$0	$235,048

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,958	$0	$0	$15,958

Total Investments	$15,958	$235,048	$0	$251,006

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%

BANK LOAN OBLIGATIONS 0.1%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$200	$199

Total Bank Loan Obligations (Cost $198)			199

CORPORATE BONDS & NOTES 1.6%

BANKING & FINANCE 0.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	101
AGFC Capital Trust
6.000% due 01/15/2067		100	52
Barclays PLC
5.250% due 08/17/2045		200	202
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	83
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	100	112

			550

INDUSTRIALS 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017		500	517

UTILITIES 1.0%
AT&T, Inc.
1.559% due 06/30/2020		$300	297
Petrobras Global Finance BV
2.238% due 05/20/2016		200	200
4.375% due 05/20/2023		100	73
5.375% due 01/27/2021		800	659
7.875% due 03/15/2019		400	384

			1,613

Total Corporate Bonds & Notes (Cost $2,700)			2,680

MUNICIPAL BONDS & NOTES 82.3%

ALASKA 2.8%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,573

ARIZONA 1.8%
Mesa, Arizona General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 07/01/2018		500	545
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,451

			2,996

CALIFORNIA 9.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,678
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,711
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	547
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027		3,270	3,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	$1,000	$956
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	142
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,680
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,141
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	492

		14,660

COLORADO 7.6%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	3,500	3,983
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,273
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	3,089

		12,345

FLORIDA 4.9%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,869
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,720
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	436

		8,025

GEORGIA 1.1%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,801

ILLINOIS 2.5%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,030
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	111
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,008

		4,149

INDIANA 3.9%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	548
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,773

		6,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 3.5%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	$1,500	$1,777
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	3,985	4,005

		5,782

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	385

MASSACHUSETTS 2.8%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	172
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,051
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,351
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,065

		4,639

MICHIGAN 3.5%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,182
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,505

		5,687

MINNESOTA 0.8%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,351

NEBRASKA 0.3%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	445

NEW JERSEY 5.1%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,575
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,679

		8,254

NEW YORK 9.6%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	523
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	560

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	71

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	$3,000	$3,501
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,130
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,124
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	2,953
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,659
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,207

		15,657

NORTH CAROLINA 0.8%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	518
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	764

		1,282

OHIO 8.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,460
6.500% due 06/01/2047	7,350	7,349
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.894% due 02/01/2019	500	494
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,763
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	112

		13,178

OKLAHOMA 1.1%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,719

OREGON 0.3%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 06/15/2018	500	548

PENNSYLVANIA 0.7%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	544
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	663

		1,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.350% due 10/01/2039	$100	$100

TENNESSEE 0.8%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,220

TEXAS 5.2%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	159
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,138
5.000% due 11/01/2020	1,000	1,167
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,118
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	283
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,641
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	556
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	557
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	137
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,596
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	104

		8,456

VIRGINIA 0.3%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	436

WASHINGTON 3.9%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,056
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	279
5.250% due 01/01/2039	500	560
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,787
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,145
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	572

		6,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		$2,200	$2,467
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	136

			2,603

Total Municipal Bonds & Notes (Cost $121,916)			134,218

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.553% due 03/25/2034		38	38
1.333% due 04/25/2032		35	35
Fannie Mae, TBA
3.000% due 04/01/2046		2,400	2,463

Total U.S. Government Agencies (Cost $2,512)			2,536

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds
2.500% due 02/15/2046 (i)		1,900	1,853
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (i)		604	586
1.375% due 02/15/2044 (i)		4,168	4,678
U.S. Treasury Notes
2.125% due 05/15/2025 (i)		150	154

Total U.S. Treasury Obligations (Cost $7,584)			7,271

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Funding Trust
2.869% due 06/20/2032		49	49
Bear Stearns Adjustable Rate Mortgage Trust
2.929% due 03/25/2035		172	161
3.003% due 02/25/2034		115	112
Bear Stearns ALT-A Trust
2.811% due 11/25/2036 ^		344	235
3.591% due 05/25/2036 ^		2,561	1,763
Countrywide Home Loan Mortgage Pass-Through Trust
2.763% due 08/25/2034 ^		35	30
Credit Suisse First Boston Mortgage Securities Corp.
2.373% due 07/25/2033		30	29
EMF-NL Prime BV
0.658% due 04/17/2041	EUR	82	80
GSR Mortgage Loan Trust
2.277% due 06/25/2034		$44	42
5.750% due 01/25/2037		43	41
HarborView Mortgage Loan Trust
3.367% due 06/19/2036 ^		291	180
IndyMac Mortgage Loan Trust
0.733% due 07/25/2035		2,708	2,315
MASTR Adjustable Rate Mortgages Trust
2.473% due 05/25/2034		169	167
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.296% due 08/15/2032		263	250
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		283	197
Structured Asset Mortgage Investments Trust
0.682% due 07/19/2035		81	72
Thornburg Mortgage Securities Trust
1.683% due 06/25/2037 ^		177	154
2.487% due 06/25/2037		695	656

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
1.111% due 04/25/2047	$1,171	$978
1.717% due 08/25/2042	38	37
2.409% due 03/25/2037 ^	1,364	1,143
Wells Fargo Mortgage-Backed Securities Trust
2.838% due 01/25/2035	155	156

Total Non-Agency Mortgage-Backed Securities (Cost $8,683)		8,847

ASSET-BACKED SECURITIES 4.4%
Citigroup Mortgage Loan Trust, Inc.
0.573% due 08/25/2036	122	114
Countrywide Asset-Backed Certificates
0.573% due 08/25/2037	893	803
Credit-Based Asset Servicing and Securitization LLC
4.131% due 12/25/2035	452	448
IXIS Real Estate Capital Trust
0.663% due 01/25/2037	155	72

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.613% due 04/25/2036		$154	$145
0.693% due 07/25/2036		3,700	2,045
0.833% due 02/25/2036		1,570	1,226
6.228% due 04/25/2032		4	4
Sierra Madre Funding Ltd.
0.841% due 09/07/2039		2,913	2,331

Total Asset-Backed Securities (Cost $5,302)			7,188

SOVEREIGN ISSUES 0.6%
Republic of Greece Government International Bond
3.000% due 02/24/2034	EUR	400	263
4.750% due 04/17/2019		700	712

Total Sovereign Issues (Cost $826)			975

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS (f) 1.2%
			1,878

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.9%
0.243% due 04/14/2016 - 04/28/2016 (a)(i)(b)	$6,298	$6,298

Total Short-Term Instruments (Cost $8,175)		8,176

Total Investments in Securities (Cost $157,896)		172,090

Total Investments 105.6% (Cost $157,896)		$172,090

Financial Derivative Instruments (g)(h) (6.3%) (Cost or Premiums, net $(10,743))		(10,282)

Other Assets and Liabilities, net 0.7%		1,184

Net Assets 100.0%		$162,992

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$1,878	U.S. Treasury Notes 2.250% due 07/31/2021	$(1,918)	$1,878	$1,878

Total Repurchase Agreements						$(1,918)	$1,878	$1,878

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(8,068) at a weighted average interest rate of 0.111%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,878	$0	$0	$1,878	$(1,918)	$(40)

Total Borrowings and Other Financing Transactions	$1,878	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	73

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$131.000	05/20/2016	240	$2	$1
Call - CBOT U.S. Treasury 5-Year Note June Futures	215.000	05/20/2016	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.500	05/20/2016	109	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	171	2	3
Call - CBOT U.S. Treasury 10-Year Note June Futures	150.000	05/20/2016	34	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June Futures	255.000	05/27/2016	100	1	1

				$6	$5

Total Purchased Options				$6	$5

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	314	$(39)	$0	$(4)
90-Day Eurodollar June Futures	Short	06/2016	65	10	0	0
90-Day Eurodollar March Futures	Short	03/2017	48	(24)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	53	(2)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	3	2	2	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	5	(6)	1	0
Euro-Bund 10-Year Bond June Futures	Long	05/2016	34	0	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2016	34	(23)	2	(10)
Euro currency June Futures	Long	06/2016	120	526	78	0
U.S. Treasury 5-Year Note June Futures	Short	06/2016	232	(55)	0	(51)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	233	173	88	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	91	55	0	(97)

Total Futures Contracts				$617	$171	$(163)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	SEK	15,100	$54	$9	$0	$0
Receive	3-Month USD-LIBOR *	1.750	12/14/2017	$	31,100	(263)	(35)	0	(5)
Receive	3-Month USD-LIBOR	1.500	12/17/2017		93,400	(1,460)	(430)	0	(15)
Receive	3-Month USD-LIBOR	1.750	06/17/2018		20,500	(492)	(138)	0	(8)
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		7,600	(278)	(7)	0	(7)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		800	(54)	(43)	0	(3)
Receive	3-Month USD-LIBOR	2.150	12/03/2025		2,500	(133)	(106)	0	(9)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		22,900	(1,184)	(1,290)	0	(86)
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	(51)	(36)	0	(3)
Receive	3-Month USD-LIBOR	2.750	06/19/2033		6,900	(835)	(568)	0	(34)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		2,650	(198)	(91)	0	(18)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	200	(8)	(5)	0	0
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		1,500	(116)	(59)	0	(3)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		700	(23)	(11)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	480,000	(61)	(3)	12	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021	MXN	8,700	6	4	1	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		1,200	1	1	0	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		29,300	16	16	3	0
Receive	28-Day MXN-TIIE	5.855	02/23/2023		26,500	(17)	(17)	0	(3)
Pay	28-Day MXN-TIIE	5.890	03/26/2025		2,800	(1)	2	0	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		2,000	5	1	0	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		16,500	27	10	0	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		5,200	8	5	0	0

						$(5,057)	$(2,791)	$16	$(199)

Total Swap Agreements						$(5,057)	$(2,791)	$16	$(199)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $3,591 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$5	$171	$16	$192	$0	$(163)	$(212)	$(375)

(1)	Unsettled variation margin liability of $(13) for closed swap agreements is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2016	$	288	CNH	1,879	$3	$0
	05/2016	BRL	6,336	$	1,807	59	0
	05/2016	JPY	13,500		120	0	0
	05/2016	TWD	66,583		1,993	0	(79)
	05/2016	$	690	CNH	4,497	4	0
	08/2016		477		3,169	10	0
	10/2016		2,340		15,961	105	0

BPS	08/2016	CNH	7,279	$	1,100	0	(19)
	08/2016	$	552	CNH	3,621	5	0

BRC	05/2016		986	MXN	17,567	27	0
	05/2016		276	TWD	9,060	6	0
	10/2016		904	CNH	6,112	32	0

CBK	05/2016	BRL	10,025	$	2,871	105	0
	05/2016	CAD	494		357	0	(23)
	05/2016	$	368	EUR	325	2	0
	05/2016		88	INR	6,118	3	0
	05/2016		2,102	RUB	160,413	258	0
	10/2016		2,351	CNH	15,348	0	0

DUB	04/2016	BRL	1,508	$	424	4	0
	04/2016	$	400	BRL	1,508	19	0
	10/2016	JPY	253,014	$	3,576	1,314	0
	10/2016	$	501	CNH	3,383	17	0

GLM	04/2016	BRL	27,037	$	7,597	78	0
	04/2016	$	6,758	BRL	27,037	761	0
	05/2016		329	JPY	38,214	11	0

HUS	04/2016	BRL	28,545	$	7,923	0	(16)
	04/2016	$	8,021	BRL	28,545	0	(82)
	04/2016		18	CNH	117	0	0
	05/2016	MXN	2,610	$	150	0	0
	05/2016	$	7,865	BRL	28,545	11	0
	05/2016		409	CNH	2,661	2	0
	05/2016		531	TWD	17,435	11	0
	08/2016	CNH	11,014	$	1,665	0	(28)
	08/2016	$	1,328	CNH	8,744	16	0
	10/2016		317		2,143	11	0
	01/2021	BRL	300	$	46	0	(9)

JPM	04/2016	GBP	108		151	0	(4)
	04/2016	$	104	EUR	96	5	0
	05/2016	BRL	8,660	$	2,457	67	0
	05/2016	RUB	13,727		199	0	(3)
	05/2016	$	201	AUD	284	16	0
	05/2016		724	CNH	4,720	5	0
	05/2016		213	TWD	6,996	5	0
	10/2016		499	CNH	3,373	18	0

MSB	04/2016	EUR	19,582	$	21,488	0	(794)
	05/2016	BRL	2,128		604	17	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	04/2016	GBP	155	$	216	$0	$(7)
	04/2016	$	49	CNH	319	0	0
	05/2016		1,444		9,416	10	0
	05/2016		921	TWD	30,211	19	0
	08/2016	CNH	5,294	$	800	0	(14)
	10/2016		78,711		12,019	0	(39)
	10/2016	$	384	CNH	2,595	14	0
	02/2017	CNH	25,678	$	3,708	0	(196)

SOG	04/2016	$	116	CNH	756	1	0
	04/2016		86	TWD	2,822	2	0
	05/2016	RUB	69,870	$	1,013	0	(15)
	08/2016	CNH	1,322		200	0	(3)
	08/2016	$	104	CNH	682	1	0
	10/2016		572		3,862	20	0

UAG	04/2016		21,820	EUR	19,486	353	0
	05/2016	EUR	19,486	$	21,839	0	(353)
	05/2016	$	675	CNH	4,398	4	0
	08/2016	CNH	1,553	$	235	0	(4)

Total Forward Foreign Currency Contracts						$3,431	$(1,688)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	1,800	$18	$0
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		100	4	8

BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		5,000	52	1

GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	500	9	16
	Put - OTC EUR versus MXN		19.000	02/15/2017		1,500	59	49

SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017	$	900	36	93
	Put - OTC USD versus RUB		73.000	02/24/2017		1,000	42	96

							$220	$263

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016	$	8,300	$332	$0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016		12,600	4	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		10,800	21	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		2,000	102	100

GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		10,000	34	47
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		4,000	207	200

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		11,900	43	56
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		2,000	55	2

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	86	88

								$884	$509

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$1,427

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	82.500	04/06/2016	$3,500	$0	$0

FBF	Put - OTC Fannie Mae 3.000% due 04/01/2046		80.000	04/06/2016	32,000	1	0
	Call - OTC Fannie Mae 3.500% due 04/01/2046		120.000	04/06/2016	9,900	0	0
	Call - OTC Fannie Mae 4.500% due 04/01/2046		120.000	04/06/2016	15,000	1	0

						$2	$0

Total Purchased Options						$1,709	$2,199

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	300	$(1)	$0

BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		400	(1)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		400	(1)	0

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		800	(1)	0

							$(4)	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	400	$(2)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		400	(3)	0
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	1,800	(5)	0
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		100	(4)	(2)

BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	1,200	(7)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		1,200	(7)	(1)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	5,000	(14)	0

GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	500	(1)	(2)
	Call - OTC EUR versus MXN		26.750	02/15/2017		1,500	(48)	(17)

SOG	Call - OTC USD versus RUB	RUB	79.000	04/08/2016	$	1,200	(19)	0
	Call - OTC USD versus RUB		110.000	01/27/2017		900	(35)	(12)
	Call - OTC USD versus RUB		110.000	02/24/2017		1,000	(43)	(16)

							$(188)	$(50)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	400	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		400	(2)	(1)

BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	06/29/2016	GBP	1,300	(11)	(10)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	$	13,100	(160)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		9,700	(101)	(101)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		2,300	(21)	(27)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		19,600	(209)	(205)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		2,600	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		500	(8)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,600	(26)	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		400	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	800	(14)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		1,700	(29)	(33)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		2,000	(55)	(107)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		9,100	(96)	(98)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		300	(1)	0

								$(747)	$(642)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor *	1.000%	3-Month USD-LIBOR	08/15/2019	$188,400	$(603)	$(1,465)

Total Written Options						$(1,542)	$(2,157)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premiums
Balance at Beginning of Period	105	$464,623	EUR 13,793	GBP 0	$(3,646)
Sales	298	176,430	46,024	1,300	(2,006)
Closing Buys	(240)	(129,864)	(21,006)	0	2,248
Expirations	0	(193,726)	(27,052)	0	1,107
Exercised	(163)	(54,163)	(4,359)	0	755

Balance at End of Period	0	$263,300	EUR 7,400	GBP 1,300	$(1,542)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Standard Chartered Bank	(1.000)%	06/20/2017	0.898%	EUR	100	$3	$(3)	$0	$0
	Sweden Government International Bond	(0.250)	09/20/2021	0.202	$	900	17	(19)	0	(2)

BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.202		300	5	(6)	0	(1)

CBK	Rabobank Group	(1.000)	03/20/2017	0.280	EUR	300	4	(7)	0	(3)
	Standard Chartered Bank	(1.000)	06/20/2017	0.898		200	7	(7)	0	0

FBF	Noble Corp.	(1.000)	03/20/2017	5.009	$	200	0	7	7	0

GST	Standard Chartered Bank	(1.000)	06/20/2017	0.898	EUR	200	7	(7)	0	0
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.195	$	200	(3)	0	0	(3)

							$40	$(42)	$7	$(9)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.128%	$	100	$(4)	$3	$0	$(1)
	Spain Government International Bond	1.000	09/20/2019	0.657		8,500	153	(51)	102	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

BPS	Slovenia Government International Bond	1.000	06/20/2019	0.576	$	6,500	(130)	220	90	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	150	(2)	3	1	0

BRC	Brazil Government International Bond	1.000	12/20/2016	0.629	$	100	(1)	2	1	0

CBK	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

DUB	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.727	$	500	(6)	12	6	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		100	(1)	1	0	0

FBF	Finmeccanica Finance S.A.	5.000	03/20/2019	1.055	EUR	100	16	(2)	14	0
	Ford Motor Credit Co. LLC	5.000	03/20/2019	1.034	$	2,200	414	(157)	257	0

GST	Brazil Government International Bond	1.000	12/20/2016	0.629		200	(3)	4	1	0
	Community Health Systems, Inc.	5.000	12/20/2016	1.274		3,500	341	(241)	100	0
	Sprint Communications, Inc.	5.000	12/20/2019	10.302		1,900	176	(462)	0	(286)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

JPM	Brazil Government International Bond	1.000	12/20/2016	0.629	$	100	(1)	1	0	0

MYC	Italy Government International Bond	1.000	12/20/2019	0.954		1,500	(3)	6	3	0
	Spain Government International Bond	1.000	09/20/2019	0.657		1,600	27	(8)	19	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	100	(1)	1	0	0

							$972	$(665)	$594	$(287)

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090%)	08/25/2037	$77	$40	$(20)	$20	$0

GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	230	118	(58)	60	0

MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	383	197	(98)	99	0

					$355	$(176)	$179	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$ 17,046	$(3,498)	$283	$0	$(3,215)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(3)	24	0

BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,523	(1,754)	146	0	(1,608)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0

GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,523	(1,770)	162	0	(1,608)

JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	26,592	(5,343)	327	0	(5,016)

					$(12,311)	$913	$49	$(11,447)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	600	$1	$(5)	$0	$(4)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		5,600	37	(158)	0	(121)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,200	(3)	(37)	0	(40)

BPS	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	9,700	1	(266)	0	(265)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		8,200	1	(86)	0	(85)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,000	0	(35)	0	(35)

CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	5	5	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	1,600	0	(14)	0	(14)

FBF	Pay	1-Year BRL-CDI	12.560	01/04/2021		4,200	0	(36)	0	(36)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,050	0	60	60	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	600	(1)	(4)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	1,400	(5)	(23)	0	(28)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,900	0	(73)	0	(73)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		3,900	(1)	(115)	0	(116)

HUS	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	2,100	(1)	(17)	0	(18)

JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	210	0	12	12	0

MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		380	(1)	23	22	0
	Pay	1-Year BRL-CDI	13.155	01/04/2021	BRL	42,100	0	(229)	0	(229)

							$28	$(998)	$99	$(1,069)

Total Swap Agreements							$(10,916)	$(968)	$928	$(12,812)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(i)	Securities with an aggregate market value of $13,537 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$181	$8	$126	$315	$(79)	$(2)	$(3,383)	$(3,464)	$(3,149)	$3,383	$234
BPS	5	1	91	97	(19)	(3)	(386)	(408)	(311)	437	126
BRC	65	0	21	86	0	(10)	(1,608)	(1,618)	(1,532)	1,560	28
CBK	368	116	30	514	(23)	(128)	(17)	(168)	346	(270)	76
DUB	1,354	0	6	1,360	0	0	0	0	1,360	(1,389)	(29)
FBF	0	0	278	278	0	0	(36)	(36)	242	(260)	(18)
GLM	850	1,739	60	2,649	0	(1,732)	(222)	(1,954)	695	(580)	115
GST	0	0	161	161	0	0	(1,897)	(1,897)	(1,736)	1,797	61
HUS	51	0	0	51	(135)	0	(18)	(153)	(102)	0	(102)
JPM	116	58	12	186	(7)	(155)	(5,016)	(5,178)	(4,992)	5,451	459
MSB	17	0	0	17	(794)	0	0	(794)	(777)	735	(42)
MYC	0	88	143	231	0	(99)	(229)	(328)	(97)	0	(97)
SCX	43	0	0	43	(256)	0	0	(256)	(213)	0	(213)
SOG	24	189	0	213	(18)	(28)	0	(46)	167	(260)	(93)
UAG	357	0	0	357	(357)	0	0	(357)	0	175	175

Total Over the Counter	$3,431	$2,199	$928	$6,558	$(1,688)	$(2,157)	$(12,812)	$(16,657)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	78	93	171
Swap Agreements	0	0	0	0	16	16

	$0	$0	$0	$78	$114	$192

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,431	$0	$3,431
Purchased Options	0	0	0	263	1,936	2,199
Swap Agreements	0	829	0	0	99	928

	$0	$829	$0	$3,694	$2,035	$6,558

	$0	$829	$0	$3,772	$2,149	$6,750

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$163	$163
Swap Agreements	0	0	0	0	212	212

	$0	$0	$0	$0	$375	$375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,688	$0	$1,688
Written Options	0	0	0	50	2,107	2,157
Swap Agreements	0	11,743	0	0	1,069	12,812

	$0	$11,743	$0	$1,738	$3,176	$16,657

	$0	$11,743	$0	$1,738	$3,551	$17,032

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(13)	$(13)
Written Options	0	0	0	0	83	83
Futures	0	0	0	(103)	(3,094)	(3,197)
Swap Agreements	0	68	0	0	(7,726)	(7,658)

	$0	$68	$0	$(103)	$(10,750)	$(10,785)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(898)	$0	$(898)
Purchased Options	0	(3)	0	(129)	(619)	(751)
Written Options	0	34	0	631	1,844	2,509
Swap Agreements	0	3	0	0	(3,648)	(3,645)

	$0	$34	$0	$(396)	$(2,423)	$(2,785)

	$0	$102	$0	$(499)	$(13,173)	$(13,570)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Written Options	0	0	0	0	25	25
Futures	0	0	0	957	1,469	2,426
Swap Agreements	0	(54)	0	0	3,498	3,444

	$0	$(54)	$0	$957	$4,989	$5,892

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,074)	$0	$(2,074)
Purchased Options	0	2	0	100	645	747
Written Options	0	4	0	1,215	(1,222)	(3)
Swap Agreements	0	(273)	0	0	320	47

	$0	$(267)	$0	$(759)	$(257)	$(1,283)

	$0	$(321)	$0	$198	$4,732	$4,609

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$199	$0	$199
Corporate Bonds & Notes
Banking & Finance	0	550	0	550
Industrials	0	517	0	517
Utilities	0	1,613	0	1,613
Municipal Bonds & Notes
Alaska	0	4,573	0	4,573
Arizona	0	2,996	0	2,996
California	0	14,660	0	14,660
Colorado	0	12,345	0	12,345
Florida	0	8,025	0	8,025
Georgia	0	1,801	0	1,801
Illinois	0	4,149	0	4,149
Indiana	0	6,321	0	6,321
Iowa	0	5,782	0	5,782
Kansas	0	385	0	385
Massachusetts	0	4,639	0	4,639
Michigan	0	5,687	0	5,687
Minnesota	0	1,351	0	1,351
Nebraska	0	445	0	445
New Jersey	0	8,254	0	8,254
New York	0	15,657	0	15,657
North Carolina	0	1,282	0	1,282
Ohio	0	13,178	0	13,178
Oklahoma	0	1,719	0	1,719
Oregon	0	548	0	548
Pennsylvania	0	1,207	0	1,207
South Carolina	0	100	0	100
Tennessee	0	1,220	0	1,220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Texas	$0	$8,456	$0	$8,456
Virginia	0	436	0	436
Washington	0	6,399	0	6,399
Wisconsin	0	2,603	0	2,603
U.S. Government Agencies	0	2,536	0	2,536
U.S. Treasury Obligations	0	7,271	0	7,271
Non-Agency Mortgage-Backed Securities	0	8,847	0	8,847
Asset-Backed Securities	0	7,188	0	7,188
Sovereign Issues	0	975	0	975
Short-Term Instruments
Repurchase Agreements	0	1,878	0	1,878
U.S. Treasury Bills	0	6,298	0	6,298

Total Investments	$0	$172,090	$0	$172,090

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	171	21	0	192
Over the counter	0	6,558	0	6,558
	$171	$6,579	$0	$6,750

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(163)	(199)	0	(362)
Over the counter	0	(16,657)	0	(16,657)
	$(163)	$(16,856)	$0	$(17,019)

Totals	$8	$161,813	$0	$161,821

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	81

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies   The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the

ANNUAL REPORT	MARCH 31, 2016	83

Notes to Financial Statements (Cont.)

exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a

Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their

ANNUAL REPORT	MARCH 31, 2016	85

Notes to Financial Statements (Cont.)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$20	$0	$(20)	$0	$0	$0	$0	$0
PIMCO California Municipal Bond Fund	103	0	(103)	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	183	0	(183)	0	0	0	0	0
PIMCO High Yield Municipal Bond Fund	23	0	(23)	0	0	0	0	0
PIMCO Municipal Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO National Intermediate Municipal Bond Fund	153	0	(153)	0	0	0	0	0
PIMCO New York Municipal Bond Fund	145	0	(145)	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	16	0	(16)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,510	$45,074	$(43,199)	$(31)	$4	$7,358	$75	$0
PIMCO California Municipal Bond Fund	401	11,809	(10,300)	(3)	0	1,907	9	0
PIMCO California Short Duration Municipal Income Fund	6,724	95,868	(96,599)	(20)	0	5,973	69	0
PIMCO High Yield Municipal Bond Fund	36,036	630,576	(587,000)	(329)	29	79,312	675	0
PIMCO Municipal Bond Fund	18,442	475,354	(412,000)	(309)	43	81,530	654	0
PIMCO National Intermediate Municipal Bond Fund	1,904	40,344	(40,500)	(14)	1	1,735	44	0
PIMCO New York Municipal Bond Fund	7,909	72,290	(59,100)	(36)	14	21,077	90	0
PIMCO Short Duration Municipal Income Fund	30,518	139,397	(153,900)	(64)	7	15,958	197	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent

ANNUAL REPORT	MARCH 31, 2016	87

Notes to Financial Statements (Cont.)

financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedules of Investments.

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A

Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a

ANNUAL REPORT	MARCH 31, 2016	89

Notes to Financial Statements (Cont.)

sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) Tender Option Bond Transactions  Certain Funds may leverage their assets through the use of tender option bond transactions. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that either is owned or identified by a Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

Regulators recently finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and operate to require that such programs be restructured. In particular, when effective, these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and are required to fully comply by July 21,

2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The SEC and various federal banking and housing agencies adopted Risk Retention Rules which are scheduled to take effect in December 2016. The Risk Retention Rules would require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Certain Funds may be in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. There can be no assurances that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB

ANNUAL REPORT	MARCH 31, 2016	91

Notes to Financial Statements (Cont.)

Floaters. Any loans made the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended March 31, 2016, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows (amounts in thousands):

Fund Name	Average Leverage Outstanding	Weighted Average Interest Rate
PIMCO California Municipal Bond Fund	$29	0.88%
PIMCO High Yield Municipal Bond Fund	5,451	0.68
PIMCO Municipal Bond Fund	5,451	1.45
PIMCO New York Municipal Bond Fund	940	0.45

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

ANNUAL REPORT	MARCH 31, 2016	93

Notes to Financial Statements (Cont.)

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an

ANNUAL REPORT	MARCH 31, 2016	95

Notes to Financial Statements (Cont.)

expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Funds may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate

ANNUAL REPORT	MARCH 31, 2016	97

Notes to Financial Statements (Cont.)

early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A	0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A	0.30%	0.30%
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	N/A	0.30%	0.30%
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.24%	0.30%	0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A	0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	N/A	0.30%	0.30%
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.15%	0.30%	0.30%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO California Municipal Bond and PIMCO National Intermediate Municipal Bond Funds’ Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. At March 31, 2016, the remaining recoverable amounts to PIMCO were as follows (amounts in thousands†):

Fund Name	Recoverable Amounts
PIMCO California Municipal Bond Fund	$0
PIMCO National Intermediate Municipal Bond Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2016	99

Notes to Financial Statements (Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO California Municipal Bond Fund	$203	$0
PIMCO California Short Duration Municipal Income Fund	3,048	0
PIMCO High Yield Municipal Bond Fund	27,107	4,820
PIMCO Municipal Bond Fund	20,462	30,980
PIMCO National Intermediate Municipal Bond Fund	1,437	0
PIMCO New York Municipal Bond Fund	1,787	0
PIMCO Short Duration Municipal Income Fund	1,066	0
PIMCO Unconstrained Tax Managed Bond Fund	702	19,542

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$35,519	$27,395
PIMCO California Municipal Bond Fund	0	0	11,615	7,447
PIMCO California Short Duration Municipal Income Fund	0	0	60,098	83,307
PIMCO High Yield Municipal Bond Fund	1,419	1,421	644,316	276,874
PIMCO Municipal Bond Fund	0	0	582,776	482,206
PIMCO National Intermediate Municipal Bond Fund	0	0	38,370	18,238
PIMCO New York Municipal Bond Fund	0	0	67,823	48,732
PIMCO Short Duration Municipal Income Fund	0	0	100,431	58,291
PIMCO Unconstrained Tax Managed Bond Fund	1,065,357	1,076,685	58,838	188,863

†	A zero balance may reflect actual amounts rounding to less than one thousand.

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund(1)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,584	$15,575	2,042	$20,032	100	$1,079	47	$482
Class P	276	2,705	1,304	12,766	31	325	1	6
Administrative Class	0	0	0	0	0	0	0	0
Class D	38	380	48	472	14	146	15	148
Class A	1,386	13,644	1,206	11,858	410	4,368	127	1,311
Class B	0	0	0	0	0	0	0	0
Class C	396	3,917	293	2,878	130	1,358	124	1,282
Issued as reinvestment of distributions
Institutional Class	138	1,362	136	1,338	11	113	11	115
Class P	28	280	23	227	0	5	0	3
Administrative Class	0	0	0	0	0	0	0	0
Class D	6	59	7	72	1	13	1	10
Class A	66	646	74	723	6	62	3	30
Class B	0	0	0	0	0	0	0	0
Class C	12	119	10	98	3	33	1	15
Cost of shares redeemed
Institutional Class	(1,861)	(18,472)	(3,497)	(34,301)	(98)	(1,033)	(120)	(1,270)
Class P	(259)	(2,553)	(769)	(7,586)	(2)	(22)	(1)	(6)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(88)	(867)	(181)	(1,779)	(13)	(133)	(3)	(30)
Class A	(978)	(9,602)	(2,252)	(22,104)	(98)	(1,022)	(25)	(256)
Class B	0	0	0	0	0	0	0	0
Class C	(162)	(1,593)	(350)	(3,439)	(79)	(825)	(6)	(58)
Net increase (decrease) resulting from Fund share transactions	582	$5,600	(1,906)	$(18,745)	416	$4,467	175	$1,782

ANNUAL REPORT	MARCH 31, 2016	101

Notes to Financial Statements (Cont.)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,763	$47,322	2,486	$24,755	45,492	$397,944	12,876	$110,323
Class P	436	4,330	5,135	51,093	7,928	69,607	5,543	47,260
Administrative Class	0	0	0	0	0	0	0	0
Class D	32	313	73	732	7,285	63,910	3,899	33,549
Class A	614	6,108	655	6,505	10,231	89,673	4,089	35,040
Class B	0	0	0	0	0	0	0	0
Class C	47	466	44	431	2,579	22,608	2,275	19,544
Issued as reinvestment of distributions
Institutional Class	66	656	54	539	826	7,236	512	4,404
Class P	12	115	16	162	214	1,866	130	1,123
Administrative Class	0	0	0	0	0	0	0	0
Class D	2	19	3	26	138	1,204	119	1,023
Class A	23	228	28	283	576	5,013	551	4,737
Class B	0	0	0	0	0	0	0	0
Class C	0	4	0	3	202	1,761	192	1,653
Cost of shares redeemed
Institutional Class	(3,772)	(37,492)	(2,953)	(29,390)	(21,154)	(186,081)	(13,427)	(115,366)
Class P	(2,266)	(22,497)	(4,412)	(43,873)	(3,951)	(34,572)	(2,223)	(19,053)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(96)	(950)	(445)	(4,431)	(5,313)	(46,524)	(2,952)	(25,365)
Class A	(2,496)	(24,774)	(4,366)	(43,427)	(3,571)	(31,085)	(7,117)	(60,557)
Class B	0	0	0	0	0	0	0	0
Class C	(76)	(753)	(108)	(1,076)	(1,316)	(11,442)	(1,457)	(12,505)
Net increase (decrease) resulting from Fund share transactions	(2,711)	$(26,905)	(3,790)	$(37,668)	40,166	$351,118	3,010	$25,810

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund				PIMCO New York Municipal Bond Fund
Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

9,218	$89,886	5,789	$56,249	2,026	$21,431	141	$1,460	690	$7,847	455	$5,128
6,628	64,788	6,593	63,837	728	7,620	658	6,832	359	4,067	466	5,291
17	175	6	54	0	0	0	0	0	0	0	0
1,664	16,346	1,721	16,670	489	5,111	121	1,260	106	1,204	87	991
8,953	87,447	5,037 ^	48,833 ^	382	4,000	504	5,261	2,904	32,923	842	9,468
0	0	9	86	0	0	0	0	0	0	0	0
2,526	24,690	1,641	15,920	111	1,168	144	1,502	454	5,147	415	4,699

482	4,692	351	3,404	24	248	18	191	175	1,974	187	2,109
317	3,080	270	2,620	29	301	25	265	23	255	15	173
1	7	1	6	0	0	0	0	0	0	0	0
43	415	44	431	5	51	2	22	37	413	37	413
684	6,654	605	5,873	28	292	26	267	148	1,668	128	1,451
0	0	1	7	0	0	0	0	0	0	0	0
248	2,415	208	2,023	6	66	5	53	24	273	22	244

(5,224)	(51,089)	(4,574)	(44,426)	(358)	(3,764)	(432)	(4,509)	(974)	(11,018)	(1,284)	(14,530)
(6,839)	(66,835)	(2,760)	(26,813)	(694)	(7,275)	(538)	(5,597)	(308)	(3,503)	(88)	(988)
(19)	(187)	(5)	(45)	0	0	0	0	0	0	0	0
(2,156)	(20,962)	(1,327)	(12,877)	(428)	(4,526)	(16)	(163)	(138)	(1,552)	(151)	(1,700)
(4,854)	(47,131)	(7,486)	(72,539)	(339)	(3,530)	(575)	(5,961)	(1,106)	(12,520)	(941)	(10,602)
0	0	(67)^	(651)^	0	0	0	0	0	0	0	0
(1,662)	(16,144)	(1,918)	(18,562)	(98)	(1,023)	(54)	(560)	(283)	(3,192)	(279)	(3,162)
10,027	$98,247	4,139	$40,100	1,911	$20,170	29	$323	2,111	$23,986	(89)	$(1,015)

ANNUAL REPORT	MARCH 31, 2016	103

Notes to Financial Statements (Cont.)

	PIMCO Short Duration Municipal Income Fund				PIMCO Unconstrained Tax Managed Bond Fund(2)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,926	$33,268	3,961	$33,665	1,275	$13,044	2,652	$28,293
Class P	7,832	66,225	2,685	22,826	4,259	43,663	1,758	18,824
Administrative Class	0	0	2	16	0	0	0	0
Class D	91	770	345	2,932	448	4,541	692	7,382
Class A	7,482	63,320	5,232	44,458	256	2,629	245	2,628
Class B	0	0	0	0	0	0	0	0
Class C	631	5,336	629	5,339	180	1,847	111	1,187
Issued as reinvestment of distributions
Institutional Class	69	580	86	732	502	5,078	386	4,114
Class P	41	345	20	169	213	2,162	175	1,865
Administrative Class	0	0	0	0	0	0	0	0
Class D	3	22	9	77	82	825	55	586
Class A	100	845	99	844	71	713	53	563
Class B	0	0	0	0	0	0	0	0
Class C	7	62	5	46	29	288	13	137
Cost of shares redeemed
Institutional Class	(3,073)	(26,033)	(7,432)	(63,188)	(9,252)	(94,388)	(12,196)	(130,256)
Class P	(3,254)	(27,539)	(2,428)	(20,641)	(7,711)	(79,148)	(3,483)	(37,240)
Administrative Class	0	0	(1)	(12)	0	0	0	0
Class D	(405)	(3,429)	(1,339)	(11,383)	(1,226)	(12,505)	(1,027)	(10,989)
Class A	(8,213)	(69,475)	(12,235)	(104,032)	(1,117)	(11,390)	(2,404)	(25,687)
Class B	0	0	0	0	0	0	0	0
Class C	(614)	(5,201)	(946)	(8,043)	(514)	(5,230)	(631)	(6,746)
Net increase (decrease) resulting from Fund share transactions	4,623	$39,096	(11,308)	$(96,195)	(12,505)	$(127,871)	(13,601)	$(145,339)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 13% of the Fund, and the shareholder is a related party of the Fund.*
(2)	As of March 31, 2016, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 26% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 29 Class B shares in the amount of $282 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2016

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral - Capital (4)	Qualified Late-Year Loss Deferral - Ordinary (5)
PIMCO California Intermediate Municipal Bond Fund	$330	$0	$0	$7,590	$(31)	$(8,596)	$0	$0
PIMCO California Municipal Bond Fund	1	0	0	654	(1)	(84)	0	0
PIMCO California Short Duration Municipal Income Fund	66	0	0	984	(13)	(4,194)	0	0
PIMCO High Yield Municipal Bond Fund	281	0	0	37,806	(328)	(33,599)	0	0
PIMCO Municipal Bond Fund	1,976	0	0	52,165	(240)	(87,906)	0	0
PIMCO National Intermediate Municipal Bond Fund	9	0	0	2,641	(6)	(509)	0	0
PIMCO New York Municipal Bond Fund	0	0	0	12,583	(19)	(3,679)	(26)	0
PIMCO Short Duration Municipal Income Fund	420	0	0	1,668	(18)	(52,595)	0	0
PIMCO Unconstrained Tax Managed Bond Fund	228	0	0	10,936	(364)	(23,056)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2016, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	3/31/2017	3/31/2018	3/31/2019
PIMCO California Intermediate Municipal Bond Fund	$311	$6,912	$397
PIMCO California Municipal Bond Fund	0	0	0
PIMCO California Short Duration Municipal Income Fund	5	324	81
PIMCO High Yield Municipal Bond Fund	6,087	17,767	941
PIMCO Municipal Bond Fund	1,207	68,427	2,823
PIMCO National Intermediate Municipal Bond Fund	0	0	0
PIMCO New York Municipal Bond Fund	0	2,903	776
PIMCO Short Duration Municipal Income Fund	8,426	37,870	55
PIMCO Unconstrained Tax Managed Bond Fund	0	0	1,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL REPORT	MARCH 31, 2016	105

Notes to Financial Statements (Cont.)

March 31, 2016

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$976	$0
PIMCO California Municipal Bond Fund	72	12
PIMCO California Short Duration Municipal Income Fund	3,784	0
PIMCO High Yield Municipal Bond Fund	1,272	7,532
PIMCO Municipal Bond Fund	10,349	5,100
PIMCO National Intermediate Municipal Bond Fund	175	334
PIMCO New York Municipal Bond Fund	0	0
PIMCO Short Duration Municipal Income Fund	5,333	911
PIMCO Unconstrained Tax Managed Bond Fund	21,777	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
PIMCO California Intermediate Municipal Bond Fund	$119,043	$7,593	$(2)	$7,591
PIMCO California Municipal Bond Fund	13,383	653	0	653
PIMCO California Short Duration Municipal Income Fund	139,841	1,008	(24)	984
PIMCO High Yield Municipal Bond Fund	760,531	43,717	(5,929)	37,788
PIMCO Municipal Bond Fund	689,522	52,428	(151)	52,277
PIMCO National Intermediate Municipal Bond Fund	62,310	2,663	(23)	2,640
PIMCO New York Municipal Bond Fund	156,609	12,577	0	12,577
PIMCO Short Duration Municipal Income Fund	249,339	1,771	(103)	1,667
PIMCO Unconstrained Tax Managed Bond Fund	157,978	14,894	(782)	14,112

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and Lehman securities.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2016				March 31, 2015
	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Tax-Exempt Income Distributions	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
PIMCO California Intermediate Municipal Bond Fund	$2,708	$69	$0	$0	$2,635	$66	$0	$0
PIMCO California Municipal Bond Fund	220	8	0	0	169	5	0	0
PIMCO California Short Duration Municipal Income Fund	1,078	100	0	0	1,199	98	0	0
PIMCO High Yield Municipal Bond Fund	19,410	1,520	0	0	15,771	845	0	0
PIMCO Municipal Bond Fund	18,937	921	0	0	15,838	454	0	0
PIMCO National Intermediate Municipal Bond Fund	934	36	0	0	772	26	0	0
PIMCO New York Municipal Bond Fund	4,693	113	0	0	4,502	90	0	0
PIMCO Short Duration Municipal Income Fund	1,961	156	0	0	1,931	133	0	0
PIMCO Unconstrained Tax Managed Bond Fund	7,085	3,178	0	0	1,349	7,583	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund, and PIMCO Unconstrained Tax Managed Bond Fund (nine series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	107

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees*

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 – 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2016	109

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 – 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President – Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President – Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

* The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

** The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

ANNUAL REPORT	MARCH 31, 2016	111

Privacy Policy1 (Cont.)

(Unaudited)

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3009AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO Unconstrained Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing

2	PIMCO UNCONSTRAINED BOND FUND

global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO UNCONSTRAINED BOND FUND

Important Information About the PIMCO Unconstrained Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart.

6	PIMCO UNCONSTRAINED BOND FUND

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	06/07/13	06/30/08	06/30/08	07/31/08	07/31/08	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO UNCONSTRAINED BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Unconstrained Bond Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	(3.09)%	1.17%	3.52%
PIMCO Unconstrained Bond Fund Class P	(3.19)%	1.07%	3.42%
PIMCO Unconstrained Bond Fund Administrative Class	(3.34)%	0.92%	3.26%
PIMCO Unconstrained Bond Fund Class D	(3.48)%	0.77%	3.11%
PIMCO Unconstrained Bond Fund Class A	(3.48)%	0.77%	3.11%
PIMCO Unconstrained Bond Fund Class A (adjusted)	(7.13)%	(0.01)%	2.60%
PIMCO Unconstrained Bond Fund Class C	(4.15)%	0.07%	2.38%
PIMCO Unconstrained Bond Fund Class C (adjusted)	(5.06)%	0.07%	2.38%
PIMCO Unconstrained Bond Fund Class R	(3.64)%	0.53%	2.86%
3 Month USD LIBOR Index	0.37%	0.33%	0.59%
Lipper Alternative Global Macro Funds Average	(6.22)%	1.35%	2.55%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Admininstrative Class shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

10	PIMCO UNCONSTRAINED BOND FUND

Institutional Class - PFIUX	Class P - PUCPX	Administrative Class - PUBFX	Class D - PUBDX
Class A - PUBAX	Class C - PUBCX	Class R - PUBRX

Allocation Breakdown†

U.S. Treasury Obligations	34.2%
Corporate Bonds & Notes	23.3%
Asset-Backed Securities	22.2%
Non-Agency Mortgage-Backed Securities	13.3%
Short-Term Instruments‡	1.4%
Other	5.6%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Long exposure to Brazil local rates detracted from performance, as Brazilian local rates increased.

»

Short U.S. duration positioning, particularly at the front and long-end of the curve, detracted from performance, as U.S. Treasury total return was positive both at the short and long-end of the curve.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted, as breakeven inflation fell.

»	Exposure to non-agency mortgage spread risk detracted from performance, as spreads on these securities widened.
»	Long European rate positioning contributed over the last six months of the reporting period, as rates decreased.

»	Short currency positioning to the Brazilian real versus the U.S. dollar contributed to performance, as the currency depreciated against the U.S. dollar.

»	Short positioning to the euro versus the U.S. dollar detracted from performance, as the currency appreciated against the U.S. dollar.

»	Long positioning to the Russian ruble versus the U.S. dollar in the first quarter of 2016 also contributed to performance, as the currency appreciated against the U.S. dollar during that time.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example  PIMCO Unconstrained Bond Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,002.70	$5.26	$1,000.00	$1,019.70	$5.30	1.05%
Class P	1,000.00	1,002.20	5.76	1,000.00	1,019.25	5.81	1.15
Administrative Class	1,000.00	1,001.40	6.50	1,000.00	1,018.45	6.56	1.30
Class D	1,000.00	1,000.70	7.25	1,000.00	1,017.70	7.31	1.45
Class A	1,000.00	1,000.70	7.25	1,000.00	1,017.70	7.31	1.45
Class C	1,000.00	997.00	10.98	1,000.00	1,013.95	11.08	2.20
Class R	1,000.00	999.50	8.50	1,000.00	1,016.50	8.57	1.70

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO UNCONSTRAINED BOND FUND

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO Unconstrained Bond Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Institutional Class
03/31/2016	$11.18	$0.45	$(0.79)	$(0.34)	$(0.61)	$0.00	$(0.04)
03/31/2015	11.17	0.23	0.00	0.23	(0.22)	0.00	0.00
03/31/2014	11.55	0.18	(0.42)	(0.24)	(0.09)	(0.04)	(0.01)
03/31/2013	11.04	0.30	0.57	0.87	(0.35)	(0.01)	0.00
03/31/2012	11.17	0.37	(0.23)	0.14	(0.27)	0.00	0.00
Class P
03/31/2016	11.18	0.44	(0.79)	(0.35)	(0.60)	0.00	(0.04)
03/31/2015	11.17	0.22	0.00	0.22	(0.21)	0.00	0.00
03/31/2014	11.55	0.17	(0.42)	(0.25)	(0.08)	(0.04)	(0.01)
03/31/2013	11.04	0.29	0.57	0.86	(0.34)	(0.01)	0.00
03/31/2012	11.17	0.36	(0.23)	0.13	(0.26)	0.00	0.00
Administrative Class
03/31/2016	11.18	0.43	(0.80)	(0.37)	(0.58)	0.00	(0.04)
03/31/2015	11.17	0.22	(0.01)	0.21	(0.20)	0.00	0.00
06/07/2013 - 03/31/2014	11.46	0.10	(0.30)	(0.20)	(0.04)	(0.04)	(0.01)
Class D
03/31/2016	11.18	0.41	(0.79)	(0.38)	(0.57)	0.00	(0.04)
03/31/2015	11.17	0.17	0.02	0.19	(0.18)	0.00	0.00
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00
03/31/2012	11.17	0.32	(0.22)	0.10	(0.23)	0.00	0.00
Class A
03/31/2016	11.18	0.41	(0.79)	(0.38)	(0.57)	0.00	(0.04)
03/31/2015	11.17	0.19	0.00	0.19	(0.18)	0.00	0.00
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00
03/31/2012	11.17	0.33	(0.23)	0.10	(0.23)	0.00	0.00

Please see footnotes on page 16.

14	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.65)	$10.19	(3.09)%	$2,841,833	0.99%		0.99%		0.90%		0.90%		4.20%		389%
(0.22)	11.18	2.11	6,729,631	0.90		0.90		0.90		0.90		2.04		270
(0.14)	11.17	(2.08)	17,451,412	0.90		0.90		0.90		0.90		1.59		728
(0.36)	11.55	8.00	16,836,479	0.91		0.91		0.90		0.90		2.65		786
(0.27)	11.04	1.31	8,959,702	0.91		0.91		0.90		0.90		3.35		1,001

(0.64)	10.19	(3.19)	1,148,901	1.09		1.09		1.00		1.00		4.13		389
(0.21)	11.18	2.01	1,499,109	1.00		1.00		1.00		1.00		1.96		270
(0.13)	11.17	(2.18)	3,192,193	1.00		1.00		1.00		1.00		1.49		728
(0.35)	11.55	7.89	2,891,666	1.01		1.01		1.00		1.00		2.51		786
(0.26)	11.04	1.21	1,167,332	1.01		1.01		1.00		1.00		3.25		1,001

(0.62)	10.19	(3.34)	1,766	1.24		1.24		1.15		1.15		3.98		389
(0.20)	11.18	1.86	2,027	1.15		1.15		1.15		1.15		1.93		270
(0.09)	11.17	(1.71)	2,610	1.15	*	1.15	*	1.15	*	1.15	*	1.07	*	728

(0.61)	10.19	(3.48)	127,150	1.39		1.39		1.30		1.30		3.81		389
(0.18)	11.18	1.70	272,813	1.30		1.30		1.30		1.30		1.51		270
(0.09)	11.17	(2.47)	1,271,098	1.30		1.30		1.30		1.30		1.20		728
(0.32)	11.55	7.57	1,488,822	1.31		1.31		1.30		1.30		2.32		786
(0.23)	11.04	0.90	1,141,138	1.31		1.31		1.30		1.30		2.95		1,001

(0.61)	10.19	(3.48)	314,002	1.39		1.39		1.30		1.30		3.82		389
(0.18)	11.18	1.70	564,715	1.30		1.30		1.30		1.30		1.65		270
(0.09)	11.17	(2.47)	1,507,660	1.30		1.30		1.30		1.30		1.21		728
(0.32)	11.55	7.57	1,958,198	1.31		1.31		1.30		1.30		2.35		786
(0.23)	11.04	0.90	1,802,378	1.31		1.31		1.30		1.30		2.95		1,001

Please see footnotes on page 16.

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights PIMCO Unconstrained Bond Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Class C
03/31/2016	$11.18	$0.33	$(0.79)	$(0.46)	$(0.48)	$0.00	$(0.04)
03/31/2015	11.14	0.11	0.00	0.11	(0.07)	0.00	0.00
03/31/2014	11.55	0.06	(0.43)	(0.37)	(0.00)^	(0.04)	(0.00)^
03/31/2013	11.04	0.20	0.55	0.75	(0.23)	(0.01)	0.00
03/31/2012	11.17	0.25	(0.23)	0.02	(0.15)	0.00	0.00
Class R
03/31/2016	11.17	0.39	(0.79)	(0.40)	(0.54)	0.00	(0.04)
03/31/2015	11.18	0.17	(0.01)	0.16	(0.17)	0.00	0.00
03/31/2014	11.55	0.11	(0.43)	(0.32)	(0.01)	(0.04)	(0.00)
03/31/2013	11.04	0.24	0.56	0.80	(0.28)	(0.01)	0.00
03/31/2012	11.17	0.30	(0.23)	0.07	(0.20)	0.00	0.00

*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

16	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.52)	$10.20	(4.15)%	$346,268	2.14%	2.14%	2.05%	2.05%	3.07%	389%
(0.07)	11.18	0.97	568,739	2.05	2.05	2.05	2.05	0.98	270
(0.04)	11.14	(3.18)	931,200	1.95	2.05	1.95	2.05	0.56	728
(0.24)	11.55	6.89	1,084,967	1.95	2.06	1.94	2.05	1.71	786
(0.15)	11.04	0.19	1,004,843	2.02	2.06	2.01	2.05	2.24	1,001

(0.58)	10.19	(3.64)	8,045	1.64	1.64	1.55	1.55	3.58	389
(0.17)	11.17	1.41	12,330	1.55	1.55	1.55	1.55	1.53	270
(0.05)	11.18	(2.73)	14,897	1.55	1.55	1.55	1.55	0.95	728
(0.29)	11.55	7.30	15,856	1.56	1.56	1.55	1.55	2.13	786
(0.20)	11.04	0.65	15,687	1.56	1.56	1.55	1.55	2.69	1,001

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Assets and Liabilities PIMCO Unconstrained Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$6,493,198
Investments in Affiliates	84,217
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,781
Over the counter	673,716
Cash	1,859
Deposits with counterparty	9,467
Foreign currency, at value	1,140
Receivable for investments sold	22,825
Receivable for TBA investments sold	997,482
Receivable for Fund shares sold	3,774
Interest and/or dividends receivable	42,329
Dividends receivable from Affiliates	82
Total Assets	8,335,870

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,661,414
Payable for short sales	105,334
Financial Derivative Instruments
Exchange-traded or centrally cleared	14,062
Over the counter	120,928
Payable for investments purchased	21,047
Payable for investments in Affiliates purchased	82
Payable for TBA investments purchased	1,019,670
Deposits from counterparty	574,030
Payable for Fund shares redeemed	24,786
Dividends payable	2,109
Accrued investment advisory fees	2,538
Accrued supervisory and administrative fees	1,470
Accrued distribution fees	253
Accrued servicing fees	144
Other liabilities	38
Total Liabilities	3,547,905

Net Assets	$4,787,965

Net Assets Consist of:
Paid in capital	$5,323,689
(Overdistributed) net investment income	(571,515)
Accumulated undistributed net realized (loss)	(588,516)
Net unrealized appreciation	624,307
$4,787,965

Cost of investments in securities	$6,194,823
Cost of investments in Affiliates	$84,199
Cost of foreign currency held	$1,002
Proceeds received on short sales	$105,061
Cost or premiums of financial derivative instruments, net	$2,004

* Includes repurchase agreements of:	$2,422

18	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$2,841,833
Class P	1,148,901
Administrative Class	1,766
Class D	127,150
Class A	314,002
Class C	346,268
Class R	8,045
Shares Issued and Outstanding:
Institutional Class	278,887
Class P	112,737
Administrative Class	173
Class D	12,477
Class A	30,814
Class C	33,948
Class R	790
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.19
Class P	10.19
Administrative Class	10.19
Class D	10.19
Class A	10.19
Class C	10.20
Class R	10.19

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	19

Statement of Operations PIMCO Unconstrained Bond Fund

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest	$374,139
Dividends	929
Dividends from Investments in Affiliates	501
Total Income	375,569

Expenses:
Investment advisory fees	43,450
Supervisory and administrative fees	24,773
Distribution and/or servicing fees - Administrative Class	5
Distribution and/or servicing fees - Class D	513
Distribution fees - Class C	3,456
Distribution fees - Class R	27
Servicing fees - Class A	1,093
Servicing fees - Class C	1,152
Servicing fees - Class R	27
Trustee fees	43
Interest expense	6,386
Miscellaneous expense	57
Total Expenses	80,982

Net Investment Income	294,587

Net Realized Gain (Loss):
Investments in securities	(454,602)
Investments in Affiliates	150
Exchange-traded or centrally cleared financial derivative instruments	(224,508)
Over the counter financial derivative instruments	259,574
Foreign currency	(16,590)

Net Realized (Loss)	(435,976)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	176,226
Investments in Affiliates	(26)
Exchange-traded or centrally cleared financial derivative instruments	777
Over the counter financial derivative instruments	(282,428)
Foreign currency assets and liabilities	1,451

Net Change in Unrealized (Depreciation)	(104,000)

Net (Decrease) in Net Assets Resulting from Operations	$(245,389)

20	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Unconstrained Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$294,587	$336,396
Net realized gain (loss)	(435,976)	95,482
Net change in unrealized appreciation (depreciation)	(104,000)	11,803

Net Increase (Decrease) in Net Assets Resulting from Operations	(245,389)	443,681

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(238,898)	(237,811)
Class P	(75,737)	(44,859)
Administrative Class	(103)	(36)
Class D	(9,702)	(11,494)
Class A	(21,118)	(15,545)
Class C	(19,060)	(4,021)
Class R	(541)	(202)
Tax basis return of capital(a)
Institutional Class	(17,898)	0
Class P	(5,202)	0
Administrative Class	(7)	0
Class D	(774)	0
Class A	(1,649)	0
Class C	(1,739)	0
Class R	(40)	0

Total Distributions	(392,468)	(313,968)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(4,223,542)	(14,851,419)

Total (Decrease) in Net Assets	(4,861,399)	(14,721,706)

Net Assets:
Beginning of year	9,649,364	24,371,070
End of year*	$4,787,965	$9,649,364

*Including (overdistributed) net investment income of:	$(571,515)	$(428,416)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	21

Statement of Cash Flows PIMCO Unconstrained Bond Fund

Year Ended March 31, 2016 (Amounts in thousands)
Cash Flows Provided by Operating Activities:
Net (decrease) in net assets resulting from operations	$(245,389)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(34,268,455)
Proceeds from sales of long-term securities	38,341,386
Proceeds from sales of short-term portfolio investments, net	501,218
Decrease in deposits with counterparty	88,788
Decrease in receivable for investments sold	2,505,067
Decrease in interest and/or dividends receivable	24,805
Decrease in dividends receivable from Affiliates	46
Payments on exchange-traded or centrally cleared financial derivative instruments	(233,059)
Proceeds from over the counter financial derivative instruments	227,550
(Decrease) in payable for investments purchased	(823,551)
(Decrease) in deposits from counterparty	(225,152)
(Decrease) in accrued investment advisory fees	(2,433)
(Decrease) in accrued supervisory and administrative fees	(1,320)
(Decrease) in accrued distribution fees	(164)
(Decrease) in accrued servicing fees	(97)
Payments on short sales transactions, net	(1,908,207)
Payments on foreign currency transactions	(14,808)
(Decrease) in other liabilities	(19)
Net Realized (Gain) Loss
Investments in securities	454,602
Investments in Affiliates	(150)
Exchange-traded or centrally cleared financial derivative instruments	224,508
Over the counter financial derivative instruments	(259,574)
Foreign currency	16,590
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(176,226)
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	(777)
Over the counter financial derivative instruments	282,428
Foreign currency assets and liabilities	(1,451)
Net amortization (accretion) on investments	(31,191)
Net Cash Provided by Operating Activities	4,474,991

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	1,120,350
Payments on shares redeemed	(5,760,603)
Cash dividend paid*	(73,608)
Proceeds from reverse repurchase agreements	13,269,003
Payments on reverse repurchase agreements	(12,325,149)
Proceeds from sale-buyback transactions	7,437,202
Payments on sale-buyback transactions	(8,151,453)
Proceeds from deposits from counterparty	18,500
Payments on deposits from counterparty	(18,500)
Net Cash (Used for) Financing Activities	4,484,258

Net (Decrease) in Cash and Foreign Currency	(9,267)

Cash and Foreign Currency:
Beginning of year	12,266
End of year	$2,999
* Reinvestment of distributions	$317,946

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$5,120

22	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Fund

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.6%

BANK LOAN OBLIGATIONS 0.7%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$4,950	$4,932
Chrysler Group LLC
3.500% due 05/24/2017		3,345	3,348
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		2,955	2,933
Dell, Inc.
3.750% due 10/29/2018		8,448	8,455
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		12,184	10,326
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		1,517	1,529

Total Bank Loan Obligations (Cost $33,274)			31,523

CORPORATE BONDS & NOTES 32.0%

BANKING & FINANCE 21.9%
Abbey National Treasury Services PLC
2.500% due 03/14/2019		24,500	24,793
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,415
AGFC Capital Trust
6.000% due 01/15/2067		6,600	3,432
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		30,000	29,564
3.500% due 01/27/2019		3,000	2,963
4.750% due 09/10/2018		5,000	5,106
6.250% due 12/01/2017		9,000	9,405
American Express Co.
4.900% due 03/15/2020 (f)		6,200	5,572
Aviation Loan Trust
2.744% due 12/15/2022		7,951	7,233
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	2,600	2,745
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (f)		1,200	1,129
Bank of America Corp.
0.599% due 03/28/2018		1,000	1,130
2.000% due 01/11/2018		$2,200	2,210
4.057% due 10/21/2025	MXN	119,000	7,731
4.125% due 01/22/2024		$11,000	11,676
5.650% due 05/01/2018		36,300	38,991
5.750% due 12/01/2017		14,275	15,176
6.000% due 09/01/2017		1,610	1,702
6.400% due 08/28/2017		7,150	7,603
6.500% due 07/15/2018		300	329
6.875% due 04/25/2018		62,300	68,448
6.875% due 11/15/2018		300	336
7.800% due 09/15/2016		4,000	4,112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bankia S.A.
4.375% due 02/14/2017	EUR	2,500	$2,947
Barclays Bank PLC
7.700% due 04/25/2018 (f)		$2,259	2,404
10.000% due 05/21/2021	GBP	25,675	46,325
14.000% due 06/15/2019 (f)		27,431	49,897
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	28,038
Blackstone CQP Holdco LP
9.296% due 03/19/2019		10,789	10,911
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		2,000	1,938
BPCE S.A.
5.150% due 07/21/2024		14,300	14,637
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	799
Citigroup, Inc.
0.408% due 05/31/2017		1,600	1,819
3.953% due 06/15/2016		$200	201
6.125% due 11/15/2020 (f)		8,000	8,030
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	250,169	14,632
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$14,975	14,339
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		6,084	6,122
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,677	4,760
Eksportfinans ASA
5.500% due 06/26/2017		10,000	10,424
Ford Motor Credit Co. LLC
4.250% due 02/03/2017		3,590	3,671
6.625% due 08/15/2017		14,500	15,386
8.000% due 12/15/2016		2,600	2,715
General Motors Financial Co., Inc.
2.750% due 05/15/2016		33,220	33,281
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		300	325
HBOS PLC
0.598% due 09/01/2016	EUR	4,900	5,560
1.329% due 09/30/2016		$4,800	4,781
5.374% due 06/30/2021	EUR	10,000	12,827
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	20,106
HSBC Holdings PLC
3.400% due 03/08/2021		400	409
4.300% due 03/08/2026		400	413
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,415
International Lease Finance Corp.
6.750% due 09/01/2016		70,800	71,951
7.125% due 09/01/2018		5,300	5,790

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase & Co.
2.250% due 01/23/2020		$18,005	$18,163
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,532
6.000% due 10/01/2017		$22,300	23,682
Lloyds Bank PLC
4.385% due 05/12/2017 (f)	EUR	600	704
12.000% due 12/16/2024 (f)		$46,650	62,901
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,500	3,483
Morgan Stanley
5.950% due 12/28/2017		$700	750
6.625% due 04/01/2018		3,500	3,826
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,654
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	26,900
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,500	2,797
Nationwide Building Society
3.900% due 07/21/2025		$2,800	2,960
Navient Corp.
5.000% due 06/15/2018		1,855	1,834
5.500% due 01/15/2019		7,186	7,096
8.450% due 06/15/2018		13,404	14,409
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	88
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	659
QBE Capital Funding Ltd.
7.250% due 05/24/2041		17,650	19,128
Rabobank Group
2.500% due 01/19/2021		2,000	2,017
6.875% due 03/19/2020	EUR	4,000	5,382
8.375% due 07/26/2016 (f)		$8,200	8,328
8.400% due 06/29/2017 (f)		1,700	1,798
11.000% due 06/30/2019 (f)		300	361
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	192
6.400% due 10/21/2019		42,650	47,900
6.666% due 10/05/2017 (f)	CAD	5,300	4,383
6.990% due 10/05/2017 (f)		$20,945	22,935
7.387% due 12/29/2049 (f)	GBP	939	1,258
7.648% due 09/30/2031 (f)		$2,125	2,497
Toronto-Dominion Bank
1.625% due 04/07/2021 (b)		13,300	13,300
UBS AG
7.625% due 08/17/2022		49,800	57,111
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	3,400	3,792
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,917
5.900% due 06/15/2024 (f)		10,200	10,350

			1,047,741

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 4.7%
AbbVie, Inc.
2.500% due 05/14/2020	$700	$714
3.600% due 05/14/2025	4,700	4,945
4.500% due 05/14/2035	4,500	4,691
4.700% due 05/14/2045	5,300	5,660
Actavis Funding SCS
1.712% due 03/12/2018	6,300	6,336
Altice Financing S.A.
6.625% due 02/15/2023	700	705
Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	203
6.375% due 09/15/2017	100	105
Anglo American Capital PLC
1.572% due 04/15/2016	2,000	1,993
Aviation Capital Group Corp.
3.875% due 09/27/2016	30,800	30,993
Avnet, Inc.
6.625% due 09/15/2016	1,450	1,483
CCO Safari LLC
3.579% due 07/23/2020	1,700	1,739
4.464% due 07/23/2022	5,100	5,349
4.908% due 07/23/2025	10,200	10,779
6.384% due 10/23/2035	1,300	1,435
6.484% due 10/23/2045	2,500	2,790
6.834% due 10/23/2055	500	542
Chesapeake Energy Corp.
3.872% due 04/15/2019	7,400	2,905
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022	251	263
CVS Health Corp.
2.800% due 07/20/2020	1,100	1,143
3.500% due 07/20/2022	500	537
3.875% due 07/20/2025	4,600	4,976
4.875% due 07/20/2035	1,400	1,566
5.125% due 07/20/2045	1,700	1,978
DISH DBS Corp.
4.250% due 04/01/2018	14,915	15,322
7.875% due 09/01/2019	4,264	4,706
Enterprise Products Operating LLC
5.200% due 09/01/2020	3,275	3,581
Harvest Operations Corp.
6.875% due 10/01/2017	5,500	3,369
HCA, Inc.
3.750% due 03/15/2019	18,250	18,741
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	4,300	4,315
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	5,534	6,054
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,600	2,626
2.800% due 07/02/2020	800	821

24	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/06/2022		$600	$631
3.500% due 07/15/2022		700	736
3.950% due 07/15/2025		200	213
5.000% due 07/15/2035		200	221
5.200% due 07/15/2045		700	787
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,158
Masco Corp.
5.850% due 03/15/2017		1,700	1,783
6.125% due 10/03/2016		5,000	5,128
MPLX LP
5.500% due 02/15/2023		1,000	970
NBCUniversal Media LLC
5.150% due 04/30/2020		2,200	2,503
NXP BV
3.500% due 09/15/2016		597	599
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,543
4.800% due 05/20/2045		1,900	1,887
QVC, Inc.
3.125% due 04/01/2019		3,500	3,514
Reynolds American, Inc.
3.250% due 06/12/2020		646	677
4.000% due 06/12/2022		800	871
4.450% due 06/12/2025		3,000	3,308
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,695
UAL Pass-Through Trust
10.400% due 05/01/2018		$4,389	4,565
UnitedHealth Group, Inc.
2.700% due 07/15/2020		2,500	2,600
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	21,424
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	3
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,322
2.700% due 04/01/2020		3,600	3,655
3.150% due 04/01/2022		3,100	3,152
3.550% due 04/01/2025		1,500	1,519

			227,829

UTILITIES 5.4%
AES Corp.
3.635% due 06/01/2019		34,900	33,766
AT&T, Inc.
2.450% due 06/30/2020		700	708
3.000% due 06/30/2022		14,300	14,536
3.400% due 05/15/2025		45,400	45,600
4.500% due 05/15/2035		800	793
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	4,138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Resources, Inc.
7.500% due 06/30/2066		$5,000	$4,237
Embarq Corp.
7.995% due 06/01/2036		3,900	3,773
Petrobras Global Finance BV
2.762% due 01/15/2019		1,600	1,304
3.002% due 03/17/2017		62,900	60,862
3.500% due 02/06/2017		4,000	3,943
5.750% due 01/20/2020		2,600	2,246
6.625% due 01/16/2034	GBP	1,200	1,146
6.850% due 06/05/2115		$200	138
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	20,246
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	896
Verizon Communications, Inc.
5.150% due 09/15/2023		$51,631	59,708

			258,040

Total Corporate Bonds & Notes (Cost $1,516,884)			1,533,610

MUNICIPAL BONDS & NOTES 2.0%

CALIFORNIA 0.4%
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	16,993

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		2,300	2,357
7.750% due 01/01/2042		3,800	3,792

			6,149

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015
4.810% due 10/15/2065		9,000	10,042

OHIO 0.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024		1,000	945
5.750% due 06/01/2034		2,255	2,110
5.875% due 06/01/2030		1,300	1,239
5.875% due 06/01/2047		21,825	20,649
6.500% due 06/01/2047		1,595	1,595

			26,538

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.6%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	$4,300	$4,519
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,864
2.953% due 07/01/2022	15,000	15,628

		29,011

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,515	4,949

Total Municipal Bonds & Notes (Cost $82,513)		93,682

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.479% due 12/25/2036	103	103
0.533% due 01/25/2021	1	1
0.553% due 03/25/2034	110	109
0.563% due 03/25/2036	52	50
0.583% due 08/25/2034	39	38
0.733% due 12/25/2028	6	6
0.783% due 03/25/2037 - 05/25/2042	270	270
0.890% due 10/18/2030	3	3
0.933% due 03/25/2017	1	1
0.990% due 04/18/2032	47	48
1.333% due 04/25/2032	2	2
1.522% due 08/01/2042 - 10/01/2044	357	365
1.875% due 11/25/2023	33	34
2.255% due 12/01/2034	58	60
2.260% due 06/01/2035	29	29
2.329% due 12/01/2034	32	34
2.375% due 09/01/2035	811	856
2.379% due 08/01/2029	13	14
2.382% due 05/01/2036	152	160
2.455% due 05/25/2035	36	38
2.494% due 09/01/2039	24	25
2.497% due 01/01/2036	229	243
2.500% due 09/01/2034	27	29
2.508% due 09/01/2031	18	19
2.513% due 03/01/2036	306	319
2.521% due 02/01/2036	75	80
2.612% due 12/01/2035	4	4
2.641% due 11/01/2034	429	453
3.005% due 05/01/2036	15	15
4.267% due 08/01/2028	4	4
4.326% due 12/01/2036	36	39
4.750% due 03/01/2027	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/25/2035	$28	$31
5.610% due 01/25/2032	66	73
5.650% due 02/25/2033	217	241
5.750% due 08/25/2033	77	88
6.000% due 01/25/2033 - 07/25/2044	281	326
6.473% due 10/25/2031	22	22
6.500% due 06/01/2036 - 10/01/2038	4,330	5,155
6.589% due 10/25/2031	189	205
7.500% due 12/25/2019 - 06/25/2032	188	207
8.500% due 10/25/2019	1	1
9.000% due 12/25/2019	21	23
Fannie Mae, TBA
3.000% due 05/01/2046	11,600	11,880
3.500% due 04/01/2046	2,200	2,307
4.000% due 04/01/2046	65,400	69,902
5.500% due 05/01/2046	1,000	1,120
6.000% due 04/01/2046	20,000	22,794
Federal Housing Administration
6.896% due 07/01/2020	322	306
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	15	15
Freddie Mac
0.636% due 10/15/2020	4	4
0.786% due 12/15/2029	82	82
0.936% due 01/15/2032	14	14
1.386% due 10/15/2020	1	1
1.522% due 02/25/2045	18	19
1.550% due 10/25/2021 (a)	36,596	2,541
1.722% due 07/25/2044	3,025	3,180
2.094% due 09/01/2035	14	15
2.414% due 05/01/2025	2	2
2.473% due 08/01/2035	25	26
2.521% due 09/01/2035	8	9
2.598% due 12/01/2032	8	8
2.640% due 03/01/2036	129	136
4.768% due 05/25/2018	108	112
5.000% due 03/15/2021 - 08/15/2038	208	221
5.495% due 07/25/2033	3	3
5.500% due 09/15/2039	181	210
6.000% due 05/15/2035	276	321
6.471% due 11/25/2030	23	23
6.500% due 10/25/2043	92	110
6.561% due 09/25/2029	121	123
7.000% due 07/25/2043	56	67
7.338% due 12/25/2030	158	168
7.500% due 08/15/2030 - 03/25/2044	118	146
10.964% due 04/15/2044	3,407	3,542
Ginnie Mae
0.732% due 05/20/2037	1,128	1,131
0.941% due 04/16/2032	12	12
0.991% due 12/16/2025	49	49

26	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 02/20/2024 - 04/20/2030	$143	$147
1.875% due 09/20/2023 - 07/20/2030	39	40
2.000% due 06/20/2021 - 10/20/2029	125	130
3.500% due 11/20/2017 - 10/15/2044	100	106
4.000% due 12/20/2017	1	1
4.500% due 01/20/2036 (a)	457	2
5.000% due 03/15/2039 - 05/15/2039	2,458	2,735
5.500% due 10/20/2023 - 03/15/2035	144	161
6.000% due 06/20/2038	44	48
8.000% due 03/20/2030	18	22
8.500% due 04/20/2030 - 07/20/2030	2	2
Ginnie Mae, TBA
4.000% due 04/01/2046	17,000	18,185
Overseas Private Investment Corp.
0.000% due 11/17/2017 (d)	5,000	5,338
Small Business Administration
4.340% due 03/01/2024	85	90
4.760% due 09/01/2025	85	91
5.600% due 09/01/2028	362	409
6.220% due 12/01/2028	349	402
7.190% due 12/01/2019	57	60
7.200% due 10/01/2019	205	214

Total U.S. Government Agencies (Cost $157,208)		158,610

U.S. TREASURY OBLIGATIONS 46.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	1,720	1,678
2.500% due 02/15/2046 (i)	56,600	55,196
2.875% due 08/15/2045 (i)	120,700	127,004
3.000% due 11/15/2044 (i)	6,100	6,585
3.000% due 05/15/2045 (i)	2,200	2,374
3.125% due 08/15/2044 (i)	36,950	40,899
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (k)	41,159	41,554
0.375% due 07/15/2023 (i)	244,015	251,699
2.000% due 01/15/2026 (k)	31,153	36,524
2.375% due 01/15/2025 (k)	162,630	193,901
U.S. Treasury Notes
1.625% due 02/15/2026 (i)	23,810	23,477
1.875% due 11/30/2021 (i)(k)(m)	78,100	80,249
1.875% due 10/31/2022 (i)(k)(m)	138,100	141,337
2.000% due 05/31/2021 (i)(k)(m)	107,700	111,655
2.000% due 10/31/2021 (i)(k)(m)	6,400	6,619
2.000% due 07/31/2022 (i)(k)	90,600	93,472
2.000% due 02/15/2025 (k)(m)	2,400	2,453
2.000% due 08/15/2025 (i)	205,450	209,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 09/30/2021 (i)(k)(m)	$386,100	$402,125
2.125% due 05/15/2025 (k)(m)	1,485	1,532
2.375% due 08/15/2024 (i)(k)(m)	396,200	417,503

Total U.S. Treasury Obligations (Cost $2,170,746)		2,247,339

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%
Adjustable Rate Mortgage Trust
0.563% due 03/25/2036	547	352
2.679% due 10/25/2035 ^	2,402	2,154
2.787% due 09/25/2035	23	19
American Home Mortgage Assets Trust
0.623% due 05/25/2046 ^	804	584
1.271% due 11/25/2046	12,790	6,125
1.321% due 10/25/2046	381	298
American Home Mortgage Investment Trust
2.314% due 10/25/2034	40	40
2.381% due 09/25/2045	843	815
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	350	358
6.000% due 01/25/2036 ^	1,057	895
6.208% due 04/25/2037 ^	1,032	867
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	246	247
5.557% due 04/10/2049	5,385	5,493
Banc of America Funding Trust
0.622% due 10/20/2036	901	695
0.643% due 04/25/2037 ^	783	516
0.712% due 06/20/2047	2,000	1,411
0.833% due 05/25/2037 ^	465	336
2.980% due 05/20/2036 ^	1,142	1,089
3.023% due 01/20/2047 ^	627	526
3.032% due 06/20/2037 ^	308	287
5.050% due 10/20/2046 ^	3,305	2,613
5.500% due 09/25/2034	2,759	2,722
5.806% due 03/25/2037 ^	26	23
5.878% due 10/25/2036 ^	772	638
6.000% due 03/25/2037 ^	3,150	2,715
6.000% due 08/25/2037 ^	2,522	2,198
Banc of America Mortgage Trust
2.716% due 05/25/2034	465	461
2.823% due 09/25/2034	1,215	1,188
2.945% due 02/25/2034	168	160
6.500% due 10/25/2031	5	5
BCAP LLC Trust
1.162% due 11/26/2046	5,993	5,748
2.025% due 04/26/2037	4,140	4,115
2.692% due 05/26/2036	1,102	1,105
2.730% due 10/26/2036	398	253
4.000% due 04/26/2037	992	1,000
5.248% due 03/26/2037	9,306	9,017
5.250% due 02/26/2036	4,271	3,767

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/26/2037		$1,889	$1,892
9.914% due 02/26/2036		2,591	974
11.721% due 04/26/2037		2,268	691
23.450% due 06/26/2036		1,437	391
BCRR Trust
5.794% due 08/17/2045		5,728	5,858
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 04/25/2034		120	119
2.722% due 08/25/2035		217	185
2.772% due 08/25/2035		455	400
2.779% due 11/25/2034		301	296
2.799% due 05/25/2034		25	23
2.822% due 05/25/2034		72	69
2.864% due 01/25/2035		451	448
2.880% due 01/25/2034		487	484
2.926% due 02/25/2033		11	11
2.929% due 03/25/2035		20	19
2.998% due 10/25/2034		103	94
3.004% due 05/25/2047 ^		734	659
3.065% due 04/25/2034		6	6
3.226% due 11/25/2034		9	9
Bear Stearns ALT-A Trust
0.593% due 02/25/2034		108	94
0.633% due 02/25/2034		172	138
0.753% due 08/25/2036 ^		3,194	2,366
0.773% due 08/25/2036		1,256	964
0.873% due 04/25/2036		4,185	3,301
1.113% due 09/25/2034		95	94
1.133% due 09/25/2034		1,056	1,035
2.521% due 01/25/2036 ^		2,392	1,958
2.566% due 03/25/2036		2,585	1,767
2.620% due 08/25/2036 ^		26	19
2.805% due 03/25/2036		692	509
2.811% due 11/25/2036 ^		5,153	3,522
2.871% due 11/25/2035 ^		224	166
2.946% due 11/25/2036		36,194	27,318
3.006% due 05/25/2035		5,042	4,942
4.397% due 11/25/2036 ^		958	675
Bear Stearns Mortgage Funding Trust
0.623% due 01/25/2037		4,040	3,112
7.000% due 08/25/2036		2,059	1,943
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046		1,651	1,172
Berica ABS SRL
0.058% due 12/31/2055	EUR	5,144	5,821
Berica Residential MBS SRL
0.066% due 03/31/2048		10,055	11,257
Chase Mortgage Finance Trust
2.714% due 07/25/2037		$112	109
2.756% due 02/25/2037		136	132
ChaseFlex Trust
0.733% due 07/25/2037		1,065	790
0.893% due 07/25/2037 ^		567	292
4.409% due 08/25/2037 ^		3,914	3,229
6.000% due 02/25/2037 ^		1,125	779

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.663% due 05/25/2036	$2,088	$1,828
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	283	281
6.000% due 09/25/2037	587	610
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	69	71
5.705% due 12/10/2049	105	108
Citigroup Global Markets Mortgage Securities, Inc.
0.933% due 05/25/2032	113	109
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035	718	696
2.740% due 11/25/2035	3,495	3,326
2.744% due 08/25/2035	1,865	1,832
2.744% due 08/25/2035 ^	204	151
2.803% due 02/25/2034	219	217
2.852% due 11/25/2036 ^	1,248	1,072
2.932% due 09/25/2037 ^	650	588
5.490% due 09/25/2037 ^	4,324	3,700
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	72	75
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,112	960
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,735	1,499
Countrywide Alternative Loan Trust
0.553% due 06/25/2036	2,223	1,924
0.573% due 04/25/2047	5,634	4,717
0.603% due 11/25/2036	1,174	1,156
0.603% due 01/25/2037 ^	286	278
0.623% due 09/25/2046 ^	225	197
0.627% due 12/20/2046 ^	31,186	23,154
0.633% due 06/25/2037	39	33
0.642% due 03/20/2046	3,611	2,631
0.658% due 07/20/2035	79	68
0.683% due 09/25/2046 ^	777	351
0.713% due 12/25/2035	578	501
0.713% due 02/25/2037	626	484
0.748% due 11/20/2035	5,471	4,487
0.783% due 05/25/2036 ^	2,136	1,193
0.783% due 05/25/2037 ^	83	49
0.803% due 02/25/2037 ^	16,193	8,773
0.833% due 05/25/2036	3,595	2,763
0.883% due 09/25/2035 ^	5,407	4,059
0.933% due 12/25/2035 ^	6,328	4,426
0.933% due 05/25/2037 ^	2,019	1,218
1.133% due 05/25/2036	2,436	1,448
1.143% due 07/25/2036 ^	1,886	1,155
1.183% due 08/25/2035 ^	180	144
1.233% due 12/25/2035 ^	1,298	1,066
1.333% due 12/25/2036 ^	8,433	5,170
1.351% due 02/25/2036	20	17

28	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.831% due 01/25/2036	$1,790	$1,624
2.652% due 10/25/2035 ^	808	707
2.813% due 06/25/2037	6,169	5,312
4.349% due 06/25/2047	355	311
4.500% due 09/25/2018	1,231	1,247
5.250% due 06/25/2035 ^	41	37
5.500% due 04/25/2035	934	905
5.500% due 10/25/2035 ^	952	863
5.500% due 11/25/2035 ^	3,772	3,404
5.500% due 12/25/2035 ^	514	450
5.500% due 01/25/2036	809	739
5.500% due 03/25/2036 ^	98	81
5.750% due 02/25/2035	1,024	999
5.750% due 07/25/2035 ^	3,586	3,287
6.000% due 04/25/2036 ^	1,319	1,114
6.000% due 01/25/2037 ^	1,695	1,412
6.000% due 02/25/2037 ^	3,915	3,091
6.000% due 03/25/2037 ^	1,793	1,485
6.000% due 08/25/2037 ^	1,033	812
6.250% due 11/25/2036 ^	971	905
6.500% due 09/25/2037 ^	1,834	1,407
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035	679	589
1.073% due 03/25/2035	6,014	4,570
1.093% due 02/25/2035	114	99
1.173% due 02/25/2035	2,091	1,736
1.193% due 09/25/2034	10	9
2.286% due 07/25/2034	347	342
2.592% due 02/20/2036 ^	853	791
2.602% due 02/20/2036 ^	1,498	1,319
2.664% due 11/25/2034	126	119
2.670% due 11/19/2033	41	39
2.680% due 09/25/2034 ^	49	38
2.687% due 06/20/2035	37	33
2.691% due 03/25/2037 ^	269	222
2.714% due 12/25/2033	61	61
2.716% due 10/19/2032	9	7
2.763% due 08/25/2034 ^	19	17
2.763% due 08/25/2034	297	268
2.808% due 06/25/2033	485	478
5.500% due 03/25/2035	580	597
5.500% due 11/25/2035 ^	183	176
5.500% due 07/25/2037 ^	1,158	980
5.750% due 07/25/2037 ^	5,600	5,266
6.000% due 02/25/2036 ^	982	865
6.000% due 03/25/2036 ^	10	9
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035	2,215	1,973
0.833% due 11/25/2034	61	51
Credit Suisse Commercial Mortgage Trust
0.686% due 02/27/2036	896	856
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)	219,000	2,143
1.055% due 03/25/2032	101	93

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.583% due 09/25/2034 ^		$535	$460
2.331% due 06/25/2033		49	48
2.373% due 07/25/2033		13	13
2.612% due 08/25/2033		48	48
6.000% due 01/25/2036 ^		2,626	1,825
Credit Suisse Mortgage Capital Certificates
2.402% due 07/27/2037		3,971	3,182
2.731% due 02/26/2036		1,181	1,137
2.760% due 08/27/2046		4,812	4,730
5.383% due 02/15/2040		3,001	3,020
5.467% due 09/16/2039		1,184	1,183
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,238	1,069
7.000% due 08/25/2037		1,440	1,106
CSFB Mortgage-Backed Trust
7.000% due 02/25/2034		358	385
Deco UK PLC
0.749% due 01/27/2020	GBP	2,198	3,033
0.779% due 01/27/2020		691	941
Deutsche ALT-A Securities, Inc.
0.533% due 08/25/2037 ^		$1,412	1,134
0.553% due 08/25/2036		4,823	3,764
0.583% due 03/25/2037 ^		1,304	940
0.643% due 08/25/2037 ^		1,012	887
0.733% due 04/25/2037		1,017	519
0.763% due 02/25/2036		9,600	7,565
Downey Savings & Loan Association Mortgage Loan Trust
0.692% due 08/19/2045		35	30
1.242% due 03/19/2046 ^		1,420	1,022
EF Hutton Trust
9.950% due 10/20/2018		5	5
EMF-NL BV
0.858% due 07/17/2041	EUR	1,200	1,173
EMF-NL Prime BV
0.658% due 04/17/2041		6,376	6,204
Eurosail BV
1.358% due 10/17/2040		3,551	3,933
First Horizon Alternative Mortgage Securities Trust
2.362% due 01/25/2036 ^		$9,631	7,554
2.458% due 06/25/2036		1,377	1,120
2.479% due 03/25/2035		67	53
2.561% due 04/25/2036 ^		1,193	998
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,111	1,854
First Horizon Mortgage Pass-Through Trust
2.705% due 02/25/2034		555	550
2.731% due 08/25/2035		502	443
First Republic Mortgage Loan Trust
0.786% due 11/15/2031		743	710
GMAC Mortgage Corp. Loan Trust
3.160% due 06/25/2034		10	10

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
0.703% due 11/25/2045		$123	$105
0.873% due 06/25/2045		19	17
Greenpoint Mortgage Pass-Through Certificates
3.092% due 10/25/2033		74	73
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	934	753
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	323
5.374% due 05/17/2045		1,703	1,701
GSMPS Mortgage Loan Trust
0.783% due 03/25/2035		82	70
GSR Mortgage Loan Trust
2.220% due 03/25/2033		20	20
2.312% due 06/25/2034		412	398
5.750% due 03/25/2036 ^		652	592
5.750% due 01/25/2037		1,558	1,490
6.000% due 02/25/2036 ^		3,967	3,303
6.000% due 03/25/2037 ^		2,378	2,261
6.000% due 05/25/2037 ^		1,021	948
6.500% due 09/25/2036 ^		682	544
HarborView Mortgage Loan Trust
0.612% due 11/19/2036		271	217
0.612% due 07/19/2046 ^		298	172
0.612% due 11/19/2046 ^		86	63
0.672% due 06/19/2035		118	104
0.682% due 01/19/2036		2,333	1,584
0.712% due 02/19/2036		1,771	1,232
0.742% due 11/19/2035		1,851	1,523
1.182% due 10/19/2035		1,037	832
1.252% due 11/19/2034		1,320	1,031
2.505% due 06/19/2045 ^		4,160	2,557
2.735% due 04/19/2034		14	14
HomeBanc Mortgage Trust
2.441% due 04/25/2037 ^		14,537	9,073
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		4,518	3,762
Impac CMB Trust
1.093% due 03/25/2035		269	248
Impac Secured Assets Trust
0.603% due 01/25/2037		8,455	7,252
0.783% due 05/25/2036		368	331
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		437	509
IndyMac Mortgage Loan Trust
0.593% due 04/25/2037		902	783
0.623% due 09/25/2046		48	39
0.633% due 11/25/2046		734	521
0.683% due 02/25/2037		2,700	1,710
0.733% due 07/25/2035		2,089	1,785
2.628% due 01/25/2036 ^		846	698
2.711% due 12/25/2034		942	889

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.737% due 01/25/2036	$2,191	$2,045
2.763% due 10/25/2034	2,414	2,310
2.924% due 12/25/2036 ^	87	76
2.957% due 06/25/2037 ^	1,238	902
3.017% due 06/25/2036	1,568	1,276
3.123% due 03/25/2037 ^	5,219	4,835
JPMorgan Alternative Loan Trust
0.573% due 03/25/2037	1,328	975
0.939% due 06/27/2037	899	727
1.704% due 05/26/2037	9,098	8,268
2.865% due 05/25/2037 ^	2,629	2,163
5.500% due 11/25/2036 ^	1	1
6.310% due 08/25/2036 ^	2,821	2,274
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	264	269
2.665% due 01/15/2046	264	270
3.414% due 01/15/2046	57	60
5.115% due 07/15/2041	13	13
5.397% due 05/15/2045	11,343	11,373
5.552% due 05/12/2045	270	271
5.716% due 02/15/2051	142	147
JPMorgan Mortgage Trust
2.137% due 11/25/2033	21	21
2.621% due 11/25/2035	946	894
2.744% due 04/25/2036 ^	590	543
2.766% due 05/25/2034	247	242
2.796% due 07/25/2035	75	74
2.797% due 04/25/2037 ^	107	94
2.860% due 02/25/2036 ^	21	18
5.750% due 01/25/2036 ^	1,901	1,634
6.000% due 08/25/2037 ^	5,949	5,195
6.250% due 07/25/2036 ^	2,568	2,134
6.500% due 01/25/2036 ^	910	758
6.500% due 08/25/2036 ^	3,838	3,228
JPMorgan Resecuritization Trust
2.529% due 05/27/2037	3,489	3,377
2.545% due 06/27/2037	94	88
LB Commercial Mortgage Trust
5.852% due 07/15/2044	10,171	10,544
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,079	3,103
Lehman XS Trust
0.633% due 08/25/2046	4,490	3,581
0.663% due 04/25/2046 ^	4,856	3,747
LMREC, Inc.
2.182% due 02/22/2032	15,000	14,791
Luminent Mortgage Trust
0.673% due 04/25/2036	4,908	3,020
MASTR Adjustable Rate Mortgages Trust
0.643% due 05/25/2047 ^	877	806
0.733% due 05/25/2047 ^	678	423
2.473% due 05/25/2034	423	417
2.695% due 05/25/2034	247	240

30	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.812% due 11/21/2034		$114	$116
MASTR Asset Securitization Trust
5.500% due 11/25/2017		2	2
MASTR Seasoned Securitization Trust
3.470% due 10/25/2032		31	30
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031		178	166
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030		323	308
Merrill Lynch Alternative Note Asset Trust
0.603% due 02/25/2037		1,013	918
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		5	5
0.683% due 08/25/2036		7	7
0.813% due 08/25/2035		3,362	3,037
0.914% due 11/25/2029 (a)		3,648	79
1.093% due 06/25/2028		4	4
1.439% due 10/25/2035		750	711
2.279% due 02/25/2036		1,605	1,581
2.334% due 02/25/2033		39	38
2.823% due 03/25/2036 ^		1,795	1,185
2.936% due 05/25/2033		7	6
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.864% due 08/12/2049		257	267
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		128	130
2.657% due 05/15/2046		130	132
2.825% due 08/15/2045		138	143
3.912% due 07/15/2046		44	47
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	51
Morgan Stanley Mortgage Loan Trust
0.693% due 03/25/2036		921	702
2.292% due 06/25/2036		76	73
2.333% due 06/25/2036		9,671	9,324
2.579% due 08/25/2034		575	543
2.608% due 07/25/2035 ^		268	219
2.856% due 07/25/2035		475	430
2.876% due 08/25/2034		58	57
2.954% due 11/25/2037		3,935	3,073
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		748	766
Mortgages PLC
1.049% due 10/31/2038	GBP	1,903	2,529
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		$1,064	1,065
Newgate Funding PLC
0.375% due 12/15/2050	EUR	16,520	17,373

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.853% due 04/25/2047	$10,102	$6,453
2.599% due 10/25/2035	1,220	1,135
3.020% due 08/25/2035	977	948
Nomura Resecuritization Trust
2.836% due 12/26/2046	14,045	12,920
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.813% due 12/25/2035	7,868	6,898
5.675% due 12/25/2035	999	1,011
Prime Mortgage Trust
0.833% due 02/25/2034	6	5
5.500% due 06/25/2036 ^	327	306
RBSGC Structured Trust
5.500% due 11/25/2035 ^	22,584	21,679
RBSSP Resecuritization Trust
0.676% due 06/27/2036	9,319	5,595
0.676% due 08/27/2037	2,838	2,555
Residential Accredit Loans, Inc. Trust
0.573% due 01/25/2037	2,778	2,231
0.613% due 05/25/2036	3,197	2,404
0.618% due 12/25/2036	200	149
0.683% due 02/25/2036 ^	483	335
0.683% due 08/25/2037	180	140
0.733% due 08/25/2035	1,432	1,090
0.833% due 11/25/2036 ^	667	402
0.833% due 10/25/2045	440	311
1.113% due 12/25/2033	220	199
3.101% due 03/25/2035 ^	1,252	1,073
3.270% due 02/25/2035 ^	1,850	1,485
3.721% due 12/26/2034 ^	537	437
3.746% due 12/25/2035	6,286	5,218
3.838% due 09/25/2035 ^	1,078	867
3.929% due 01/25/2036 ^	3,961	3,170
6.000% due 10/25/2034	5,601	5,821
6.000% due 06/25/2036 ^	640	522
6.500% due 09/25/2037 ^	719	598
Residential Asset Securitization Trust
0.783% due 10/25/2018	10	10
0.833% due 01/25/2046 ^	2,554	1,225
0.883% due 02/25/2034	219	197
1.133% due 10/25/2035 ^	5,818	4,156
5.500% due 09/25/2035 ^	171	146
5.500% due 12/25/2035 ^	451	397
5.750% due 02/25/2036 ^	1,623	1,267
6.000% due 07/25/2036	813	702
6.000% due 07/25/2037 ^	1,981	1,379
6.250% due 07/25/2036 ^	6,198	5,545
Residential Funding Mortgage Securities, Inc. Trust
3.347% due 09/25/2036 ^	100	76
3.406% due 02/25/2036 ^	1,148	1,037
6.000% due 10/25/2036 ^	1,284	1,146
6.500% due 03/25/2032	36	37

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RMAC Securities PLC
0.741% due 06/12/2044	GBP	1,114	$1,428
Royal Bank of Scotland Capital Funding Trust
5.946% due 02/16/2051		$2,280	2,303
6.095% due 12/16/2049		4,511	4,662
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		41	34
Sequoia Mortgage Trust
1.145% due 11/22/2024		110	109
2.919% due 09/20/2046 ^		180	145
Sovereign Commercial Mortgage Securities Trust
6.019% due 07/22/2030		2,246	2,239
STRIPs III Ltd
5.000% due 03/24/2018		243	41
Structured Adjustable Rate Mortgage Loan Trust
0.653% due 06/25/2037		4,888	4,203
0.753% due 10/25/2035		8,570	7,021
1.751% due 01/25/2035		36	29
2.584% due 05/25/2034		520	517
2.611% due 01/25/2035		283	259
2.718% due 04/25/2034		104	103
2.781% due 10/25/2036 ^		918	672
2.795% due 02/25/2034		44	43
2.804% due 09/25/2036 ^		674	433
2.809% due 03/25/2034		31	31
3.675% due 04/25/2036 ^		1,033	756
Structured Asset Mortgage Investments Trust
0.553% due 08/25/2036		436	325
0.613% due 07/25/2046		5,372	4,068
0.643% due 05/25/2036		345	267
0.643% due 08/25/2036 ^		2,150	1,606
0.663% due 05/25/2045		100	87
0.682% due 07/19/2035		711	673
0.713% due 02/25/2036 ^		698	536
0.733% due 08/25/2036 ^		889	386
1.012% due 07/19/2034		19	18
1.092% due 09/19/2032		6	6
1.132% due 03/19/2034		7	6
1.765% due 02/25/2036 ^		864	725
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.374% due 01/25/2032		116	111
2.543% due 03/25/2033		94	92
2.654% due 10/25/2031		23	23
2.688% due 02/25/2032		5	5
4.740% due 12/25/2034		12	12
5.654% due 03/25/2034		5,891	5,979
Structured Asset Securities Corp. Trust
0.783% due 02/25/2035		55	52
Thornburg Mortgage Securities Trust
1.683% due 06/25/2037 ^		10,562	9,220
2.234% due 10/25/2043		231	224
2.487% due 06/25/2037		44,529	42,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TIAA Seasoned Commercial Mortgage Trust
5.528% due 08/15/2039	$555	$558
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046	86	89
3.244% due 04/10/2046	40	42
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 (a)	40,248	2,987
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	1,762	1,777
Wachovia Mortgage Loan Trust LLC
2.697% due 03/20/2037 ^	913	875
2.719% due 10/20/2035	2,987	2,822
2.873% due 05/20/2036 ^	2,066	1,815
WaMu Mortgage Pass-Through Certificates Trust
0.663% due 04/25/2045	1,210	1,130
0.703% due 12/25/2045	14	13
0.723% due 07/25/2045	313	294
0.723% due 12/25/2045	1,039	946
0.743% due 01/25/2045	3,109	2,938
1.081% due 01/25/2047	292	263
1.101% due 06/25/2047 ^	265	90
1.132% due 12/25/2046	579	487
1.331% due 06/25/2046	1,662	1,539
1.351% due 02/25/2046	131	119
1.351% due 08/25/2046	4,230	3,476
1.551% due 11/25/2042	26	24
1.717% due 08/25/2042	251	239
1.751% due 06/25/2042	607	582
1.868% due 10/25/2036 ^	81	68
2.005% due 05/25/2037	136	115
2.155% due 05/25/2046	211	181
2.155% due 11/25/2046	658	585
2.155% due 12/25/2046	667	608
2.226% due 06/25/2037 ^	3,105	2,706
2.237% due 07/25/2037 ^	738	596
2.394% due 02/25/2037 ^	477	415
2.409% due 03/25/2037 ^	70,703	59,248
2.432% due 09/25/2036 ^	982	888
2.472% due 02/25/2037 ^	365	326
2.479% due 12/25/2032	5,628	5,577
2.487% due 03/25/2033	115	114
2.495% due 08/25/2035	1,169	1,147
2.505% due 01/25/2036	2,185	2,155
2.517% due 03/25/2036	1,095	981
2.553% due 10/25/2034	488	490
2.562% due 09/25/2033	32	31
2.574% due 06/25/2033	215	216
2.776% due 03/25/2034	7	7
2.800% due 03/25/2035	575	560
3.754% due 12/25/2036 ^	4,361	3,820
6.002% due 10/25/2036 ^	1,789	1,412
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	1	1

32	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
1.121% due 04/25/2047	$7,900	$5,624
1.133% due 01/25/2036 ^	7,234	5,199
1.291% due 07/25/2046 ^	129	81
2.273% due 02/25/2033	17	17
2.480% due 06/25/2033	96	95
5.500% due 11/25/2035	275	237
5.750% due 11/25/2035 ^	1,848	1,626
6.000% due 10/25/2035 ^	932	694
Wells Fargo Alternative Loan Trust
0.783% due 06/25/2037 ^	4,187	2,925
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 10/25/2033	566	568
2.749% due 09/25/2034	1,001	920
2.765% due 04/25/2036 ^	1,109	1,080
2.771% due 05/25/2036 ^	758	719
2.787% due 12/25/2033	5	5
2.807% due 07/25/2036 ^	4,086	3,933
2.853% due 04/25/2036	852	821
2.874% due 03/25/2035	413	410
3.010% due 04/25/2035	60	60
3.401% due 04/25/2036	347	319
5.750% due 03/25/2037 ^	26	26
6.000% due 03/25/2037 ^	2,737	2,693
6.000% due 07/25/2037 ^	1,320	1,314

Total Non-Agency Mortgage- Backed Securities (Cost $814,542)		877,466

ASSET-BACKED SECURITIES 30.5%
ACAS CLO Ltd.
1.969% due 10/25/2025	8,500	8,333
Accredited Mortgage Loan Trust
0.716% due 04/25/2036	10,500	9,152
0.890% due 09/25/2035	2,000	1,971
0.920% due 09/25/2035	600	495
ACE Securities Corp. Home Equity Loan Trust
0.553% due 08/25/2036 ^	3,515	1,086
0.588% due 08/25/2036	21,751	17,797
0.593% due 08/25/2036 ^	1,885	588
0.633% due 12/25/2036	6,510	2,563
1.113% due 09/25/2035	1,472	1,149
1.168% due 08/25/2035	1,338	1,323
1.408% due 11/25/2033	375	350
Aegis Asset-Backed Securities Trust
0.873% due 06/25/2035	1,200	1,113
1.433% due 03/25/2035 ^	703	642
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	4,804	5,074
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 10/25/2035	2,670	2,610
0.903% due 01/25/2036	11,921	9,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.936% due 09/25/2035	$2,350	$2,103
1.303% due 07/25/2034	642	572
1.453% due 10/25/2034	700	621
1.558% due 11/25/2034	987	815
5.325% due 11/25/2035	50	51
Amortizing Residential Collateral Trust
1.133% due 10/25/2031	743	674
Argent Securities Trust
0.543% due 09/25/2036	491	173
0.583% due 06/25/2036	4,402	1,450
0.583% due 07/25/2036	2,716	1,039
0.583% due 09/25/2036	1,159	410
0.673% due 07/25/2036	2,502	982
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.753% due 01/25/2036	3,211	2,409
1.256% due 02/25/2034	1,568	1,398
Asset-Backed Funding Certificates Trust
0.543% due 01/25/2037	4,779	2,778
0.593% due 01/25/2037	2,296	1,347
1.108% due 06/25/2035	3,653	3,509
1.133% due 06/25/2034	751	697
1.433% due 06/25/2037	76	55
1.483% due 03/25/2034	2,388	1,867
1.558% due 12/25/2032	710	682
Asset-Backed Securities Corp. Home Equity Loan Trust
0.863% due 11/25/2035	1,000	977
0.883% due 11/25/2035	1,200	1,078
1.528% due 02/25/2035	1,398	1,120
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036	456	455
Bayview Financial Revolving Asset Trust
1.369% due 02/28/2040	199	155
Bear Stearns Asset-Backed Securities Trust
0.583% due 11/25/2036	6,960	5,804
0.593% due 08/25/2036	9,372	8,088
0.603% due 01/25/2037	2,341	2,055
0.633% due 12/25/2036	3,664	3,318
0.833% due 09/25/2046	1,077	910
0.863% due 12/25/2035	500	455
0.866% due 11/25/2035 ^	2,523	2,449
0.916% due 11/25/2035 ^	1,540	1,225
0.923% due 09/25/2035	2,266	1,910
1.086% due 08/25/2035	5,072	4,810
1.183% due 09/25/2035	1,891	1,849
1.393% due 04/25/2035	3,488	3,238
1.433% due 11/25/2042	8	8
5.500% due 08/25/2036	1,003	1,004
5.750% due 11/25/2034 ^	1,658	1,622
6.500% due 10/25/2036 ^	5,556	4,153
Belle Haven ABS CDO Ltd.
0.979% due 11/03/2044	21,139	10,654
1.019% due 11/03/2044	31,692	15,973

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BlackRock Senior Income
0.864% due 04/20/2019		$295	$295
Capital Auto Receivables Asset Trust
1.560% due 07/20/2018		144	144
Carrington Mortgage Loan Trust
0.493% due 01/25/2037		690	491
0.583% due 05/25/2036		1,291	1,243
0.593% due 10/25/2036		1,844	969
0.673% due 06/25/2036		3,400	2,206
0.893% due 06/25/2035		1,780	1,724
1.333% due 05/25/2034		2,591	2,398
Cavendish Square Funding PLC
0.099% due 02/11/2055	EUR	638	704
Centex Home Equity Loan Trust
0.733% due 06/25/2036		$3,750	2,934
0.893% due 10/25/2035		800	772
Citigroup Mortgage Loan Trust, Inc.
0.573% due 08/25/2036		6,599	6,169
0.593% due 09/25/2036		23,538	16,776
0.593% due 12/25/2036		3,578	2,227
0.673% due 10/25/2036		925	896
0.693% due 03/25/2036		2,648	2,014
Citius Funding Ltd.
1.236% due 05/05/2046 ^		455,996	42,180
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		13,210	14,625
Countrywide Asset-Backed Certificates
0.573% due 08/25/2037		27,958	25,151
0.583% due 07/25/2036		10,766	10,263
0.583% due 01/25/2045		748	734
0.583% due 12/25/2046		8,279	7,934
0.583% due 06/25/2047 ^		20,819	18,719
0.593% due 01/25/2046		1,032	935
0.603% due 06/25/2047		2,610	2,469
0.623% due 06/25/2047		17,006	15,596
0.713% due 09/25/2036		5,508	4,960
0.723% due 06/25/2036		5,000	4,646
0.733% due 06/25/2036		4,600	4,126
0.743% due 09/25/2037 ^		1,647	785
0.773% due 12/25/2036 ^		451	305
0.776% due 04/25/2036		8,100	7,680
0.783% due 04/25/2036		1,900	1,683
0.913% due 01/25/2036		5,100	4,658
0.953% due 12/25/2035		2,308	2,283
1.288% due 05/25/2036		5,000	4,257
1.303% due 06/25/2035		4,375	3,914
1.933% due 02/25/2035		4,400	3,816
2.038% due 01/25/2034 ^		1,790	1,683
4.382% due 04/25/2036		1,100	1,110
4.946% due 07/25/2036		864	858
5.016% due 10/25/2046 ^		3,336	3,180
5.352% due 10/25/2032 ^		8,720	8,025
Countrywide Asset-Backed Certificates Trust
0.586% due 10/25/2046 ^		4,198	4,381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.593% due 03/25/2037		$8,196	$7,606
0.783% due 04/25/2036		2,977	2,941
0.896% due 05/25/2036		350	302
0.916% due 05/25/2036		8,500	5,926
0.933% due 08/25/2047		5,066	4,982
1.036% due 07/25/2035		9,000	8,800
1.153% due 07/25/2034		1,807	1,671
5.251% due 12/25/2034		4,131	4,126
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032		7	6
Credit-Based Asset Servicing and Securitization LLC
0.583% due 11/25/2036		1,448	765
0.773% due 07/25/2037		10,167	6,205
1.186% due 04/25/2036		3,039	2,710
3.962% due 01/25/2037 ^		1,670	822
3.983% due 03/25/2037 ^		12,201	5,818
6.780% due 05/25/2035		2,039	2,045
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		264	284
7.790% due 05/25/2030 ^		657	663
Eaton Vance CDO PLC
0.009% due 03/25/2026	EUR	1,562	1,771
Fairbanks Capital Mortgage Loan Trust
1.636% due 05/25/2028		$19	18
Faxtor ABS BV
0.108% due 11/02/2070	EUR	666	753
Fieldstone Mortgage Investment Trust
0.593% due 11/25/2036		$2,248	1,169
1.168% due 12/25/2035		550	415
First Franklin Mortgage Loan Asset-Backed Certificates
1.258% due 05/25/2034		926	848
First Franklin Mortgage Loan Trust
0.573% due 09/25/2036		2,118	1,999
0.793% due 10/25/2035		9,667	8,999
0.913% due 12/25/2035		5,400	5,118
0.923% due 07/25/2035		300	256
1.258% due 01/25/2035		714	686
1.378% due 03/25/2035		2,900	2,381
1.708% due 07/25/2034		1,365	1,260
Fremont Home Loan Trust
0.563% due 11/25/2036		7,104	2,929
0.583% due 01/25/2037		2,088	1,012
0.673% due 02/25/2037		5,580	3,008
0.683% due 05/25/2036		12,103	6,867
GSAA Home Equity Trust
0.713% due 07/25/2037		31,412	11,179
0.883% due 08/25/2037		1,441	1,293
4.999% due 09/25/2035		237	240
GSAMP Trust
0.483% due 12/25/2046		1,752	936
0.533% due 12/25/2046		6,392	3,445
0.583% due 09/25/2036		2,010	884
0.583% due 12/25/2046		4,113	2,236

34	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.663% due 12/25/2046		$791	$436
0.673% due 08/25/2036		1,600	1,204
0.693% due 06/25/2036		7,462	5,306
0.703% due 04/25/2036		3,600	2,082
1.306% due 11/25/2034		2,505	2,280
Home Equity Asset Trust
0.713% due 08/25/2036		5,900	4,992
0.923% due 12/25/2035		200	192
2.133% due 05/25/2033		4,650	4,424
Home Equity Loan Trust
0.773% due 04/25/2037		3,000	1,605
Home Equity Mortgage Trust
5.367% due 07/25/2036 ^		267	109
HSI Asset Securitization Corp. Trust
0.543% due 12/25/2036		5,059	1,969
0.603% due 12/25/2036		1,463	569
0.613% due 04/25/2037		26,161	17,139
0.623% due 01/25/2037		2,500	1,414
0.653% due 12/25/2036		10,827	4,263
Huntington CDO Ltd.
0.891% due 11/05/2040		16,695	16,028
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.593% due 07/25/2037		4,153	2,477
0.633% due 07/25/2037		6,108	3,667
0.673% due 04/25/2037		3,335	1,932
Inwood Park CDO Ltd.
0.849% due 01/20/2021		2,141	2,140
IXIS Real Estate Capital Trust
0.663% due 01/25/2037		5,416	2,513
JPMorgan Mortgage Acquisition Corp.
0.623% due 05/25/2035		1,328	1,308
JPMorgan Mortgage Acquisition Trust
0.583% due 07/25/2036		2,370	1,153
0.593% due 07/25/2036 ^		2,125	914
6.130% due 07/25/2036 ^		1,691	949
L2L Education Loan Trust
0.776% due 06/15/2031		7,536	7,078
Lehman XS Trust
0.583% due 04/25/2037 ^		67	51
0.603% due 01/25/2037		2,964	2,599
0.693% due 05/25/2046 ^		44,519	23,881
Long Beach Mortgage Loan Trust
0.733% due 02/25/2036		2,749	1,442
0.773% due 01/25/2046		5,000	4,010
1.333% due 06/25/2035		1,800	1,663
2.233% due 07/25/2032 ^		251	223
Madison Park Funding Ltd.
1.994% due 01/20/2025		30,000	29,877
Malin CLO BV
0.029% due 05/07/2023	EUR	121	137
MASTR Asset-Backed Securities Trust
0.483% due 10/25/2036		$1,204	470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.483% due 11/25/2036	$82	$35
0.583% due 08/25/2036	1,327	623
0.673% due 03/25/2036	5,159	3,033
0.673% due 10/25/2036	1,700	1,031
0.693% due 06/25/2036	14,451	8,923
0.933% due 10/25/2035 ^	1,150	831
Merit Securities Corp.
6.690% due 07/28/2033	306	309
Meritage Mortgage Loan Trust
1.183% due 11/25/2035	585	572
Merrill Lynch Mortgage Investors Trust
0.543% due 08/25/2037	3,090	1,783
0.583% due 08/25/2037	18,646	10,840
0.633% due 01/25/2037	1,135	1,116
0.883% due 02/25/2047	802	526
0.933% due 06/25/2036	680	647
4.643% due 02/25/2037 ^	1,831	337
Monroe Capital BSL CLO Ltd.
2.198% due 05/22/2027	47,000	46,655
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 12/25/2036	5,357	3,066
0.543% due 03/25/2037	2,109	935
0.573% due 11/25/2036	13,884	8,149
0.583% due 09/25/2036	12,958	5,464
0.583% due 10/25/2036	29,232	17,410
0.583% due 11/25/2036	4,697	2,686
0.583% due 12/25/2036	1,185	689
0.593% due 09/25/2036	2,460	1,228
0.613% due 02/25/2037	2,714	1,167
0.633% due 02/25/2037	86	44
0.653% due 11/25/2036	7,507	4,448
0.673% due 06/25/2036	1,737	1,089
0.683% due 08/25/2036	182	101
0.683% due 03/25/2037	22,618	10,282
0.773% due 03/25/2037	3,351	1,547
0.793% due 02/25/2037	4,241	1,873
1.233% due 07/25/2037	102	100
1.348% due 03/25/2035	1,100	952
1.423% due 06/25/2035	6,600	5,883
1.483% due 09/25/2033	1,658	1,571
1.483% due 06/25/2035 ^	4,000	2,474
Morgan Stanley Capital, Inc. Trust
0.723% due 01/25/2036	34,588	30,973
Morgan Stanley Dean Witter Capital, Inc. Trust
1.708% due 09/25/2032	5,721	5,470
Morgan Stanley Home Equity Loan Trust
0.533% due 12/25/2036	2,181	1,166
Mountain View Funding CLO Ltd.
0.882% due 04/15/2019	590	587
National Collegiate Student Loan Trust
0.693% due 02/26/2029	3,000	2,668
Nelnet Student Loan Trust
0.699% due 05/27/2025	348	327
0.724% due 03/23/2037	341	319

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.729% due 10/25/2033	$596	$557
0.980% due 03/25/2026	747	728
1.233% due 04/25/2046	86	85
New Century Home Equity Loan Trust
0.943% due 09/25/2035	3,400	3,137
3.433% due 01/25/2033 ^	946	825
Newcastle CDO Ltd.
0.968% due 12/24/2039	514	501
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.763% due 10/25/2036 ^	5,590	2,024
0.833% due 02/25/2037 ^	601	196
North Carolina State Education Assistance Authority
1.233% due 07/25/2039	1,247	1,220
NovaStar Mortgage Funding Trust
0.583% due 09/25/2036	5,354	2,682
0.603% due 11/25/2036	10,941	4,860
0.643% due 01/25/2037	4,081	1,715
0.683% due 10/25/2036	1,820	877
NZCG Funding Ltd.
2.171% due 04/27/2027	40,000	39,759
OCP CLO Ltd.
1.619% due 04/26/2026	10,000	9,771
OFSI Fund Ltd.
1.960% due 10/18/2026	28,988	28,118
OHA Credit Partners Ltd.
1.744% due 04/20/2025	10,305	10,086
Option One Mortgage Loan Trust
0.563% due 07/25/2037	1,548	872
0.573% due 01/25/2037	10,327	5,849
0.613% due 04/25/2037	1,516	871
0.623% due 01/25/2036	572	556
0.653% due 01/25/2037	1,313	753
0.673% due 04/25/2037	1,637	924
0.683% due 03/25/2037	831	419
0.683% due 07/25/2037	2,095	1,203
Ownit Mortgage Loan Trust
0.583% due 05/25/2037	3,156	2,107
3.448% due 12/25/2036	1,024	605
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035	5,284	5,281
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 09/25/2035	2,400	2,240
0.963% due 07/25/2035	3,800	3,368
1.513% due 03/25/2035	1,000	912
2.233% due 12/25/2034	754	648
People’s Choice Home Loan Securities Trust
1.381% due 05/25/2035 ^	5,300	3,613
People’s Financial Realty Mortgage Securities Trust
0.573% due 09/25/2036	3,026	1,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RAAC Trust
0.733% due 06/25/2044	$919	$778
0.773% due 02/25/2036	800	718
0.773% due 08/25/2036	3,510	3,030
1.113% due 05/25/2044	6,124	5,787
2.186% due 06/25/2035	4,300	4,163
Renaissance Home Equity Loan Trust
0.933% due 12/25/2033	24	22
5.612% due 04/25/2037	3,952	1,889
7.357% due 09/25/2037	3,532	2,747
7.750% due 09/25/2037	3,730	2,898
Residential Asset Mortgage Products Trust
0.733% due 03/25/2036	12,877	11,178
0.933% due 09/25/2035	460	423
0.996% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.583% due 07/25/2036	12,956	11,361
0.583% due 08/25/2036	1,472	1,424
0.583% due 09/25/2036	299	295
0.603% due 11/25/2036	1,358	1,177
0.613% due 04/25/2036	1,383	1,304
0.683% due 08/25/2036	6,600	5,696
0.683% due 04/25/2037	14,849	13,560
0.703% due 04/25/2036	720	692
0.703% due 07/25/2036	3,000	1,783
0.803% due 03/25/2036	252	229
0.873% due 11/25/2035	3,300	2,961
0.893% due 09/25/2035	12,200	11,201
1.123% due 08/25/2035	2,000	1,602
1.261% due 07/25/2034	728	644
1.273% due 12/25/2034	1,391	1,330
5.510% due 04/25/2033	3,870	4,067
6.228% due 04/25/2032	150	152
7.279% due 04/25/2032	565	574
SACO, Inc.
0.833% due 04/25/2035	6	5
Saxon Asset Securities Trust
0.603% due 10/25/2046	3,499	2,823
1.231% due 03/25/2035 ^	1,515	1,365
Securitized Asset-Backed Receivables LLC Trust
0.683% due 03/25/2036	3,881	2,198
1.198% due 02/25/2034	2,342	2,170
SG Mortgage Securities Trust
0.583% due 10/25/2036	5,100	2,949
0.643% due 10/25/2036	2,300	1,330
0.703% due 02/25/2036	7,689	3,838
Sierra Madre Funding Ltd.
0.821% due 09/07/2039	66,101	52,881
0.841% due 09/07/2039	154,130	123,304
SLC Student Loan Trust
1.018% due 05/15/2028	70	69
SLM Private Education Loan Trust
1.036% due 08/15/2022	126	126
1.186% due 10/16/2023	148	147

36	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.536% due 08/15/2023		$46	$46
1.836% due 08/15/2025		128	128
1.850% due 06/17/2030		653	640
2.186% due 06/15/2045		473	474
3.686% due 05/16/2044		2,238	2,297
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	8,804	9,557
0.719% due 04/25/2025		$53	53
0.789% due 07/25/2025		128	101
1.169% due 10/26/2026		630	623
1.819% due 07/27/2026		94	94
1.919% due 01/25/2018		18	18
1.933% due 06/25/2043		103	90
1.933% due 09/25/2043		104	94
2.119% due 04/25/2023		11,418	11,299
2.233% due 11/25/2043		141	127
Soundview Home Loan Trust
0.543% due 02/25/2037		5,456	2,017
0.713% due 10/25/2036		6,675	5,646
0.783% due 03/25/2036		5,400	4,196
1.258% due 06/25/2035		94	85
1.383% due 09/25/2037		4,958	3,516
1.383% due 10/25/2037		10,680	7,073
Specialty Underwriting & Residential Finance Trust
0.553% due 03/25/2037		1,722	837
0.583% due 09/25/2037		6,033	2,540
0.733% due 12/25/2036		6,615	5,542
Structured Asset Investment Loan Trust
0.593% due 05/25/2036		885	716
1.153% due 02/25/2035		1,900	1,792
1.153% due 10/25/2035		1,000	762
1.333% due 09/25/2034		1,056	1,008
1.333% due 01/25/2035		2,623	2,592
1.363% due 01/25/2035		7,500	6,456
1.408% due 01/25/2035		1,713	1,181
1.558% due 01/25/2035		606	133
1.813% due 04/25/2033		84	69
2.008% due 01/25/2035		684	85
2.158% due 01/25/2035 ^		948	31
Structured Asset Securities Corp.
1.093% due 02/25/2035		2,553	2,170
Structured Asset Securities Corp. Mortgage Loan Trust
0.603% due 12/25/2036		6,085	5,316
0.753% due 05/25/2037		2,780	2,531
Structured Asset Securities Corp. Trust
0.893% due 09/25/2035		11,700	8,591
Talon Funding Ltd.
1.126% due 06/05/2035		4,064	2,601
Terwin Mortgage Trust
1.373% due 12/25/2034		84	82
4.308% due 09/25/2036		264	272
4.849% due 08/25/2036		225	231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tralee CLO Ltd.
1.974% due 07/20/2026		$25,900	$25,372
Triaxx Prime CDO Ltd.
0.701% due 10/02/2039		53,964	46,506
Voya CLO Ltd.
0.870% due 12/13/2020		605	602
Washington Mutual Asset-Backed Certificates Trust
0.673% due 05/25/2036		2,872	1,983
Wells Fargo Home Equity Asset-Backed Securities Trust
0.693% due 05/25/2036		2,000	1,880
0.893% due 11/25/2035		1,400	1,353
1.483% due 02/25/2035		3,600	3,242
World Financial Network Credit Card Master Trust
0.910% due 03/16/2020		440	440

Total Asset-Backed Securities (Cost $1,332,904)			1,462,172

SOVEREIGN ISSUES 1.5%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	227
4.750% due 06/04/2018		600	685
4.950% due 02/11/2020		300	342
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	16,549	11,524
3.000% due 09/20/2030 (e)		4,408	3,397
Republic of Greece Government International Bond
3.000% due 02/24/2029	EUR	300	217
3.000% due 02/24/2031		300	209
3.000% due 02/24/2032		900	619
3.000% due 02/24/2033		800	538
3.000% due 02/24/2035		300	197
3.000% due 02/24/2037		1,100	699
3.000% due 02/24/2038		1,100	708
3.000% due 02/24/2039		1,100	705
3.000% due 02/24/2040		1,100	707
3.000% due 02/24/2041		1,100	704
3.000% due 02/24/2042		1,100	708
3.375% due 07/17/2017 (i)		1,500	1,590
4.500% due 11/08/2016	JPY	3,110,000	25,768
4.750% due 04/17/2019	EUR	19,250	19,563
5.000% due 08/22/2016	JPY	524,200	4,372

Total Sovereign Issues (Cost $71,185)			73,479

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)	3,500	$4,219

Total Convertible Preferred Securities (Cost $4,179)		4,219

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)	245,566	6,267

Total Preferred Securities (Cost $6,557)		6,267

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (h) 0.1%
		2,422

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.241% due 04/07/2016 - 04/28/2016 (c)(d)(i)(m)	$2,409	2,409

Total Short-Term Instruments (Cost $4,831)		4,831

Total Investments in Securities (Cost $6,194,823)		6,493,198

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	8,523,085	$84,217

Total Short-Term Instruments (Cost $84,199)		84,217

Total Investments in Affiliates (Cost $84,199)		84,217

Total Investments 137.4% (Cost $6,279,022)		$6,577,415

Financial Derivative Instruments (j)(l) 11.4% (Cost or Premiums, net $2,004)		544,507

Other Assets and Liabilities, net (48.8%)		(2,333,957)

Net Assets 100.0%		$4,787,965

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)   RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 30,000	$ 29,564	0.62%

38	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$2,422	U.S. Treasury Notes 3.750% due 11/15/2018	$(2,474)	$2,422	$2,422

Total Repurchase Agreements						$(2,474)	$2,422	$2,422

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BOS	0.450%	12/22/2015	04/07/2016		$	(3,096)	$(3,100)
	0.630	01/13/2016	04/05/2016			(13,330)	(13,348)
	0.630	01/14/2016	04/14/2016			(16,247)	(16,270)
BSN	0.550	01/19/2016	04/15/2016			(73,365)	(73,447)
	0.580	01/21/2016	04/21/2016			(287,899)	(288,229)
	0.600	02/04/2016	04/05/2016			(6,434)	(6,440)
	0.600	02/05/2016	04/05/2016			(14,586)	(14,600)
	0.600	02/11/2016	04/11/2016			(49,487)	(49,528)
MBC	(25.000)	02/10/2016	TBD	(2)	EUR	(1,326)	(1,457)
NXN	0.480	01/07/2016	04/07/2016		$	(22,607)	(22,632)
	0.480	02/08/2016	04/07/2016			(35,553)	(35,578)
	0.500	01/14/2016	04/14/2016			(41,447)	(41,492)
	0.510	01/12/2016	04/12/2016			(133,113)	(133,264)
	0.510	01/19/2016	04/19/2016			(78,813)	(78,894)
	0.530	01/25/2016	04/25/2016			(26,750)	(26,776)
	0.540	01/26/2016	04/26/2016			(54,764)	(54,818)
	0.550	01/27/2016	04/27/2016			(55,015)	(55,069)
	0.550	02/24/2016	04/25/2016			(85,428)	(85,476)
	0.560	02/03/2016	05/03/2016			(92,179)	(92,263)
	0.560	02/25/2016	04/25/2016			(11,847)	(11,854)
	0.570	02/04/2016	05/04/2016			(248,613)	(248,837)
	0.570	02/05/2016	05/05/2016			(128,391)	(128,505)
	0.570	02/19/2016	05/19/2016			(76,967)	(77,018)
	0.570	02/22/2016	05/23/2016			(28,485)	(28,503)
	0.580	03/02/2016	05/02/2016			(9,314)	(9,319)
	0.590	03/03/2016	05/03/2016			(16,664)	(16,672)
	0.630	01/14/2016	04/14/2016			(13,330)	(13,344)
RDR	0.440	02/04/2016	04/08/2016			(25,908)	(25,926)
SGY	0.000	03/30/2016	04/04/2016			(8,755)	(8,755)

Total Reverse Repurchase Agreements							$(1,661,414)

(2)	Open maturity reverse repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,381,382) at a weighted average interest rate of 0.346%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.500%	04/01/2046	$6,000	$(6,267)	$(6,293)
Fannie Mae, TBA	4.000	04/01/2046	88,900	(94,777)	(95,019)
Fannie Mae, TBA	4.500	05/01/2046	3,700	(4,017)	(4,022)

Total Short Sales				$(105,061)	$(105,334)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(i)	Securities with an aggregate market value of $1,675,800 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(32,718)	$0	$(32,718)	$32,811	$93
BSN	0	(432,244)	0	(432,244)	432,293	49
MBC	0	(1,457)	0	(1,457)	1,590	133
NXN	0	(1,160,314)	0	(1,160,314)	1,160,043	(271)
RDR	0	(25,926)	0	(25,926)	25,936	10
SGY	0	(8,755)	0	(8,755)	8,776	21
SSB	2,422	0	0	2,422	(2,474)	(52)

Total Borrowings and Other Financing Transactions	$2,422	$(1,661,414)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(1,457)	$(1,457)
U.S. Treasury Obligations	0	(1,058,840)	(601,117)	0	(1,659,957)

Total Borrowings	$0	$(1,058,840)	$(601,117)	$(1,457)	$(1,661,414)

Gross amount of recognized liabilities for reverse repurchase agreements					$(1,661,414)

40	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$110.500	05/20/2016	165	$1	$1
Put - CBOT U.S. Treasury 5-Year Note June Futures	112.500	05/20/2016	4,717	40	30
Put - CBOT U.S. Treasury 10-Year Note June Futures	111.500	05/20/2016	3,213	28	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	3,494	30	55
Put - CBOT U.S. Treasury 30-Year Bond June Futures	115.000	05/20/2016	285	3	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	121.000	05/20/2016	285	2	0

				$104	$90

Total Purchased Options				$104	$90

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	9,091	$(13,121)	$0	$(113)
90-Day Eurodollar June Futures	Short	06/2016	2,183	(1,882)	0	0
90-Day Eurodollar March Futures	Short	03/2017	1,571	(511)	0	(39)
90-Day Eurodollar September Futures	Short	09/2016	1,847	(2,459)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	86	49	61	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	32	(3)	3	(1)
Canada Government 10-Year Bond June Futures	Long	06/2016	25	(24)	0	(11)
Euro-Bund 10-Year Bond June Futures	Long	05/2016	1,021	(1)	0	0
Euro-Bund 10-Year Bond June Futures	Short	05/2016	170	(183)	31	(10)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	1,021	(595)	70	(314)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	32	13	0	(1)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	5,174	6,360	1,132	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	4,171	3,490	1,564	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	285	605	276	0

Total Futures Contracts				$(8,262)	$3,137	$(489)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR *	1.750%	12/14/2017	$	1,157,800	$(9,784)	$(1,326)	$0	$(184)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		941,500	(14,749)	(2,270)	0	(152)
Receive	3-Month USD-LIBOR *	1.250	06/15/2018		1,678,000	(11,698)	(14,853)	0	(651)
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,267,300	(33,970)	(16,168)	0	(820)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,814,300	(81,307)	(86,327)	0	(3,160)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		1,249,700	55,528	21,652	2,097	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		212,600	(7,784)	(205)	0	(205)
Receive	3-Month USD-LIBOR	2.300	12/03/2025		103,800	(6,996)	(5,529)	0	(379)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		525,600	(45,975)	(50,062)	0	(1,978)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		605,500	(31,299)	(34,491)	0	(2,281)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		192,300	(27,833)	(20,859)	0	(1,731)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		219,170	(16,410)	(397)	0	(1,137)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR	2.050%	09/23/2019	GBP	80,000	$(4,651)	$(980)	$0	$(126)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		9,500	(406)	(229)	0	(16)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		82,000	(6,350)	(3,117)	0	(175)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		17,800	(579)	(278)	0	(120)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	13,580,000	(1,717)	(89)	355	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020	MXN	100,000	45	45	4	0
Receive	28-Day MXN-TIIE	5.165	02/12/2021		125,000	37	37	0	(6)
Receive	28-Day MXN-TIIE	5.160	02/12/2021		61,200	19	19	0	(3)
Receive	28-Day MXN-TIIE	5.150	02/12/2021		61,900	21	21	0	(3)
Receive	28-Day MXN-TIIE	5.660	11/09/2021		193,800	(130)	(128)	0	(13)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		180,700	(8)	66	12	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022		263,000	139	139	27	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022		452,900	262	208	41	0
Receive	28-Day MXN-TIIE	5.855	02/23/2023		847,600	(540)	(540)	0	(80)
Pay	28-Day MXN-TIIE *	7.740	05/29/2024		14,900	37	20	1	0
Pay	28-Day MXN-TIIE *	7.650	05/30/2024		103,200	237	136	4	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		21,600	(9)	(9)	1	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		96,700	153	93	0	(3)

						$(245,717)	$(215,421)	$2,542	$(13,223)

Total Swap Agreements						$(245,717)	$(215,421)	$2,542	$(13,223)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(k)	Securities with an aggregate market value of $167,333 and cash of $9,467 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$90	$3,137	$2,554	$5,781	$0	$(489)	$(13,573)	$(14,062)

(1)	Unsettled variation margin asset of $12 and liability of $(350) for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016	$		129,029		GBP	89,554	$0	$(408)
	05/2016		GBP	89,554	$		129,039	406	0

42	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		BRL	132,547	$		37,244	$381	$0
	04/2016		NZD	22,334			14,889	0	(548)
	04/2016	$		35,545		BRL	132,547	1,318	0
	04/2016			10,172		CNH	66,362	88	0
	04/2016			15,466		NZD	22,334	0	(29)
	05/2016		BRL	138,929	$		39,615	1,284	0
	05/2016		EUR	23,231			26,082	0	(384)
	05/2016		JPY	180,900			1,608	0	(1)
	05/2016		NZD	22,334			15,442	29	0
	05/2016		SGD	10			7	0	0
	05/2016		TWD	2,028,655			60,711	0	(2,403)
	05/2016	$		19,563		CNH	127,512	124	0
	05/2016			2,427		EUR	2,162	36	0
	05/2016		ZAR	27,846	$		1,882	10	0
	06/2016		EUR	475,695			651,140	108,656	0
	06/2016	$		521,195		EUR	475,695	25,401	(4,113)
	08/2016			27,356		CNH	183,075	786	0
	10/2016		CNH	917,527	$		140,456	0	(99)
BPS	07/2016		BRL	226,329			62,922	1,548	0
	08/2016		CNH	218,361			33,000	0	(564)
	08/2016	$		16,568		CNH	108,686	138	0
	01/2017		BRL	252,000	$		91,586	26,667	0
	07/2017			418,000			143,495	40,661	0
BRC	05/2016	$		7,819		MXN	139,365	214	0
	05/2016			8,387		TWD	275,303	178	0
	06/2016		EUR	79,862	$		109,814	18,703	0
	10/2016	$		31,595		CNH	213,608	1,127	0
CBK	04/2016		CAD	6,983	$		5,049	0	(328)
	04/2016		GBP	39,266			54,861	0	(1,535)
	04/2016	$		5,300		CAD	6,983	77	0
	05/2016		CAD	6,983	$		5,300	0	(77)
	05/2016		SEK	12,260			1,455	0	(57)
	05/2016	$		36,428		EUR	32,537	639	0
	05/2016			2,565		INR	177,549	96	0
	05/2016			28,420		RUB	2,223,650	4,287	0
DUB	04/2016		BRL	384,307	$		107,354	665	(192)
	04/2016	$		103,050		BRL	384,307	3,831	0
	05/2016			41,978			152,622	131	0
	06/2016		EUR	42,993	$		58,461	9,531	(96)
	06/2016	$		57,988		EUR	42,993	0	(8,962)
	10/2016		JPY	14,171,622	$		200,296	73,573	0
	10/2016	$		15,242		CNH	102,922	524	0
GLM	04/2016		BRL	1,673,470	$		469,892	4,646	(170)
	04/2016	$		418,300		BRL	1,673,470	47,116	0
	04/2016			1,946		GBP	1,383	40	0
	05/2016		NOK	2,440	$		286	0	(9)
	05/2016	$		1,409		EUR	1,254	20	0
	05/2016			37,115		JPY	4,311,441	1,236	0
	02/2017		CNH	933,273	$		134,110	0	(7,826)
HUS	04/2016	$		618		CNH	4,032	6	0
	05/2016		HKD	12,085	$		1,551	0	(7)
	05/2016	$		1,635		EUR	1,500	74	0
	05/2016			12,010		TWD	394,348	259	0
	08/2016		CNH	331,413	$		50,100	0	(842)
	08/2016	$		39,985		CNH	263,267	483	0
	10/2016		CNH	4,917	$		752	0	(1)
	10/2016	$		23,232		CNH	153,817	341	(11)
	01/2021		BRL	10,311	$		1,590	0	(298)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	04/2016		BRL	414,356	$		113,678	$0	$(1,560)
	04/2016		GBP	2,607			3,648	0	(96)
	04/2016	$		116,428		BRL	414,355	0	(1,190)
	04/2016			1,118		GBP	779	1	0
	05/2016		BRL	188,362	$		53,436	1,467	0
	05/2016		ILS	1,106			284	0	(11)
	05/2016		KRW	168,951			140	0	(7)
	05/2016	$		112,922		BRL	414,355	1,399	0
	05/2016			20,397		CNH	132,988	136	0
	05/2016			2,382		EUR	2,108	20	0
	05/2016			125		JPY	13,990	0	0
	05/2016			127		MXN	2,267	4	0
	05/2016			6,291		TWD	206,628	137	0
	10/2016			11,585		CNH	78,315	412	0
MSB	04/2016		BRL	1,567,677	$		428,737	0	(7,256)
	04/2016	$		440,495		BRL	1,567,677	0	(4,502)
	04/2016			1,267		GBP	891	12	0
	05/2016		BRL	46,838	$		13,293	370	0
	05/2016	$		425,779		BRL	1,567,677	6,745	0
	05/2016			29,800		RUB	2,229,906	2,999	0
	06/2016		EUR	110,976	$		152,631	26,083	0
	06/2016	$		120,720		EUR	110,976	5,828	0
	01/2017		BRL	195,000	$		70,793	20,558	0
NAB	06/2016		EUR	236,795			325,157	55,070	0
	06/2016	$		130,893		EUR	120,761	6,879	0
	07/2016		EUR	169,278	$		229,642	36,306	0
	07/2016	$		186,082		EUR	169,278	7,254	0
SCX	04/2016		GBP	50,734	$		70,612	0	(2,254)
	04/2016	$		1,647		CNH	10,727	12	0
	05/2016		EUR	29,762	$		33,123	0	(783)
	05/2016	$		40,748		CNH	265,718	277	0
	05/2016			32,459		TWD	1,064,652	664	0
	08/2016		CNH	160,817	$		24,300	0	(420)
	10/2016	$		157,623		CNH	1,041,899	1,984	0
SOG	04/2016			4,140			26,965	30	0
	04/2016			2,624		TWD	86,120	55	0
	05/2016		RUB	1,674,871	$		24,283	0	(352)
	08/2016		CNH	56,202			8,500	0	(139)
	08/2016	$		4,408		CNH	28,890	33	0
	10/2016			17,403			117,505	597	0
UAG	05/2016		DKK	5,035	$		757	0	(13)
	05/2016	$		19,060		CNH	124,176	112	0
	05/2016			4,754		EUR	4,307	153	0
	08/2016		CNH	46,270	$		7,000	0	(112)
	10/2016			1,389,439			212,566	0	(280)
	01/2017		BRL	170,000			61,195	17,400	0
	07/2017			551,000			192,800	57,247	0

Total Forward Foreign Currency Contracts								$625,574	$(47,935)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC EUR versus USD	$	1.485	05/12/2016	EUR	50,000	$6	$0
	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	45,300	462	8
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		700	28	57

44	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$	1.360	04/06/2016	EUR	192,530	$21	$0
	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	143,800	1,503	26
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/09/2017	EUR	13,600	234	437
	Put - OTC EUR versus MXN		19.000	02/15/2017		45,200	1,768	1,468
SOG	Put - OTC USD versus RUB	RUB	74.000	01/27/2017	$	24,900	983	2,580
	Put - OTC USD versus RUB		73.000	02/24/2017		26,000	1,092	2,486

							$6,097	$7,062

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	369,900	$130	$35
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		307,300	588	434
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		58,300	2,966	2,910
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		275,300	937	1,291
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		109,500	5,656	5,466
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		342,300	1,229	1,605
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		57,000	1,562	60
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		51,750	2,488	2,541

								$15,556	$14,342

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$82.500	04/06/2016	$ 149,500	$6	$0
FBF	Put - OTC Fannie Mae 3.000% due 04/01/2046	80.000	04/06/2016	376,200	15	0
	Call - OTC Fannie Mae 3.500% due 04/01/2046	120.000	04/06/2016	188,100	7	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046	120.000	04/06/2016	100,300	4	0
	Call - OTC Fannie Mae 4.500% due 04/01/2046	120.000	04/06/2016	61,000	2	0
JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046	71.000	04/06/2016	29,000	1	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046	124.000	04/06/2016	331,000	13	0

					$48	$0

Total Purchased Options					$21,701	$21,404

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	10,600	$(25)	$0
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		11,800	(20)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		12,500	(27)	0
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		23,400	(44)	(1)

							$(116)	$(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	10,400	$(56)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		10,400	(68)	(5)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	45,300	(117)	0
	Call - OTC USD versus RUB	RUB	108.000	02/22/2017		700	(28)	(12)
BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	35,100	(214)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		35,100	(214)	(19)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	143,800	(392)	(1)
GLM	Put - OTC EUR versus MXN	MXN	16.000	02/09/2017	EUR	13,600	(21)	(51)
	Call - OTC EUR versus MXN		26.750	02/15/2017		45,200	(1,444)	(517)
SOG	Call - OTC USD versus RUB	RUB	79.000	04/08/2016	$	28,900	(454)	0
	Call - OTC USD versus RUB		110.000	01/27/2017		24,900	(984)	(332)
	Call - OTC USD versus RUB		110.000	02/24/2017		26,000	(1,123)	(412)

							$(5,115)	$(1,349)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	5,300	$(20)	$(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		5,300	(24)	(11)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	06/29/2016	GBP	34,200	(288)	(257)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	$	323,300	(3,960)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		294,100	(3,059)	(3,071)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		65,500	(589)	(759)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	11,100	(38)	(58)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		11,100	(45)	(18)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	549,800	(5,842)	(5,741)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		76,500	(252)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		14,300	(238)	(270)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		43,600	(698)	(837)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	9,300	(36)	(48)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		9,300	(33)	(15)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	23,400	(401)	(442)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		48,800	(830)	(937)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		57,000	(1,573)	(3,053)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		258,600	(2,737)	(2,782)

								$(20,663)	$(18,319)

Total Written Options								$(25,894)	$(19,669)

46	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	3,721	$	10,829,456	AUD	172,600	EUR	528,144	GBP	0	$(122,210)
Sales	7,351		5,168,720		0		1,558,672		34,200	(58,110)
Closing Buys	(7,853)		(5,682,812)		(172,600)		(898,729)		0	97,634
Expirations	0		(6,702,244)		0		(817,626)		0	38,778
Exercised	(3,219)		(1,530,320)		0		(169,261)		0	18,014

Balance at End of Period	0	$	2,082,800	AUD	0	EUR	201,200	GBP	34,200	$(25,894)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Kraft Heinz Foods Co.	(1.000)%	09/20/2018	0.171%	$	2,600	$(51)	$(3)	$0	$(54)
JPM	CenturyLink, Inc.	(1.000)	09/20/2019	2.341		5,000	198	23	221	0

							$147	$20	$221	$(54)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.509%	$	16,600	$306	$(62)	$244	$0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.580		16,700	488	(243)	245	0
	Berkshire Hathaway, Inc.	1.000	03/20/2023	1.128		3,000	(115)	91	0	(24)
	Italy Government International Bond	1.000	06/20/2019	0.859		46,000	(89)	308	219	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,500	(21)	27	6	0
BPS	Volkswagen International Finance NV	1.000	12/20/2016	0.734		3,200	(42)	50	8	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.509	$	46,000	838	(161)	677	0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.580		13,700	401	(200)	201	0
	Italy Government International Bond	1.000	12/20/2019	0.954		22,700	(11)	56	45	0
CBK	Brazil Government International Bond	1.000	12/20/2016	0.629		8,700	(124)	150	26	0
	Brazil Government International Bond	1.000	03/20/2017	0.778		16,100	(181)	221	40	0
	DISH DBS Corp.	5.000	09/20/2021	3.839		7,500	647	(222)	425	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		300	0	1	1	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	900	(8)	10	2	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.509%	$	24,200	$446	$(90)	$356	$0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.727		36,400	(465)	908	443	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		1,200	(18)	22	4	0
	Community Health Systems, Inc.	5.000	06/20/2021	7.285		10,000	803	(1,743)	0	(940)
	Italy Government International Bond	1.000	06/20/2016	0.296		90,200	923	(753)	170	0
	Italy Government International Bond	1.000	03/20/2019	0.820		10,000	(197)	253	56	0
	Italy Government International Bond	1.000	06/20/2019	0.859		196,900	502	435	937	0
	Italy Government International Bond	1.000	09/20/2019	0.910		42,800	233	(90)	143	0
	Spain Government International Bond	1.000	06/20/2016	0.202		86,400	1,158	(977)	181	0
FBF	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.580		15,000	439	(219)	220	0
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.555		2,500	64	(28)	36	0
GST	Brazil Government International Bond	1.000	12/20/2016	0.629		25,800	(383)	461	78	0
	California State General Obligation Bonds, Series 2003	1.000	09/20/2019	0.694		11,800	320	(195)	125	0
	Citigroup, Inc.	1.000	03/20/2019	0.673		1,000	10	0	10	0
	Continental Resources, Inc.	1.000	06/20/2016	3.327		5,800	74	(102)	0	(28)
	MetLife, Inc.	1.000	12/20/2020	1.205		50,200	187	(637)	0	(450)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.554		6,800	195	(91)	104	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,550	(34)	41	7	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		100	(2)	2	0	0
HUS	Italy Government International Bond	1.000	03/20/2019	0.820	$	20,700	(438)	553	115	0
	Qatar Government International Bond	1.000	06/20/2016	0.203		1,000	(7)	9	2	0
JPM	MetLife, Inc.	1.000	12/20/2020	1.205		25,500	60	(288)	0	(228)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,100	(10)	13	3	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		1,000	(23)	23	0	0
MYC	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.580	$	16,700	497	(252)	245	0
	Brazil Government International Bond	1.000	03/20/2019	2.178		11,800	(417)	20	0	(397)
	Brazil Government International Bond	1.000	09/20/2019	2.515		11,800	(237)	(354)	0	(591)

48	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	1.329%	$	11,400	$81	$(351)	$0	$(270)
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.193		2,000	(15)	19	4	0
	Italy Government International Bond	1.000	03/20/2019	0.820		9,900	(190)	245	55	0
	Italy Government International Bond	1.000	12/20/2019	0.954		17,000	(8)	42	34	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.554		3,400	99	(47)	52	0
	Qatar Government International Bond	1.000	06/20/2016	0.203		1,000	(7)	9	2	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,600	(16)	20	4	0

							$5,713	$(3,116)	$5,525	$(2,928)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.338%	11/15/2030	GBP	790	$9	$45	$54	$0
	Receive	1-Year BRL-CDI	15.500	01/02/2018	BRL	93,600	73	(810)	0	(737)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		510,000	864	930	1,794	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021		208,600	(338)	(4,976)	0	(5,314)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		49,100	19	(648)	0	(629)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	63,200	(102)	(1,032)	0	(1,134)
BPS	Pay	1-Year BRL-CDI	14.460	01/02/2019	BRL	26,000	(9)	101	92	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021		456,200	(993)	(10,630)	0	(11,623)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	203,400	$(315)	$(2,289)	$0	$(2,604)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		39,700	3	(416)	0	(413)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		13,500	(29)	248	219	0
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	56,800	(8)	(977)	0	(985)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,870	(2)	194	192	0
	Pay	1-Year BRL-CDI	14.460	01/02/2019	BRL	62,000	0	218	218	0
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	5,100	(3)	(148)	0	(151)
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	24,870	(26)	1,479	1,453	0
	Pay	1-Year BRL-CDI	14.460	01/02/2019	BRL	930,000	502	2,769	3,271	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		120,500	(197)	(1,346)	0	(1,543)
	Receive	1-Year BRL-CDI	14.080	01/04/2021		248,000	0	(591)	0	(591)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,200	7	116	123	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	153,200	276	(2,238)	0	(1,962)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		120,100	(12)	(1,016)	0	(1,028)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	29,540	0	1,670	1,670	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	117,500	(90)	(255)	0	(345)
	Pay	1-Year BRL-CDI	15.900	01/04/2021		147,000	(335)	2,722	2,387	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	132,000	(455)	(2,151)	0	(2,606)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		198,300	(14)	(2,957)	0	(2,971)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		121,600	(21)	(3,592)	0	(3,613)
	Pay	28-Day MXN-TIIE *	7.740	05/29/2024	MXN	747,500	0	1,916	1,916	0
HUS	Receive	1-Year BRL-CDI	16.100	01/02/2018	BRL	856,300	(50)	(7,925)	0	(7,975)
	Pay	1-Year BRL-CDI	14.460	01/02/2019		897,500	1,493	1,664	3,157	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021		28,800	(150)	(278)	0	(428)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		18,450	15	(251)	0	(236)
	Pay	28-Day MXN-TIIE *	7.650	05/30/2024	MXN	825,800	49	1,897	1,946	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	2,690	4	153	157	0
	Receive	1-Year BRL-CDI	16.305	01/02/2018	BRL	161,000	0	(1,618)	0	(1,618)
MYC	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	15,640	(25)	938	913	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	143,400	93	(1,929)	0	(1,836)
	Pay	1-Year BRL-CDI	16.365	01/04/2021		76,000	0	1,430	1,430	0

							$233	$(29,583)	$20,992	$(50,342)

Total Swap Agreements							$6,093	$(32,679)	$26,738	$(53,324)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

50	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(m)	Securities with an aggregate market value of $10,277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$406	$0	$0	$406	$(408)	$0	$0	$(408)	$(2)	$0	$(2)
BOA	138,113	65	2,562	140,740	(7,577)	(17)	(7,838)	(15,432)	125,308	(126,575)	(1,267)
BPS	69,014	26	319	69,359	(564)	(50)	(15,625)	(16,239)	53,120	(54,720)	(1,600)
BRC	20,222	0	923	21,145	0	(257)	0	(257)	20,888	(21,480)	(592)
CBK	5,099	3,379	904	9,382	(1,997)	(3,907)	(151)	(6,055)	3,327	(1,580)	1,747
DUB	88,255	0	7,014	95,269	(9,250)	0	(3,074)	(12,324)	82,945	(89,260)	(6,315)
FBF	0	0	379	379	0	0	(2,990)	(2,990)	(2,611)	1,849	(762)
GLM	53,058	8,662	5,973	67,693	(8,005)	(7,480)	(9,535)	(25,020)	42,673	(35,940)	6,733
GST	0	0	324	324	0	0	(532)	(532)	(208)	439	231
HUS	1,163	0	5,220	6,383	(1,159)	0	(8,639)	(9,798)	(3,415)	2,818	(597)
JPM	3,576	1,665	381	5,622	(2,864)	(4,432)	(1,846)	(9,142)	(3,520)	2,115	(1,405)
MSB	62,595	0	0	62,595	(11,758)	0	0	(11,758)	50,837	(56,000)	(5,163)
MYC	0	2,541	2,739	5,280	0	(2,782)	(3,094)	(5,876)	(596)	978	382
NAB	105,509	0	0	105,509	0	0	0	0	105,509	(105,940)	(431)
SCX	2,937	0	0	2,937	(3,457)	0	0	(3,457)	(520)	1,420	900
SOG	715	5,066	0	5,781	(491)	(744)	0	(1,235)	4,546	(4,260)	286
UAG	74,912	0	0	74,912	(405)	0	0	(405)	74,507	(74,959)	(452)

Total Over the Counter	$ 625,574	$ 21,404	$ 26,738	$ 673,716	$(47,935)	$(19,669)	$(53,324)	$(120,928)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$90	$90
Futures	0	0	0	0	3,137	3,137
Swap Agreements	0	0	0	0	2,554	2,554

	$0	$0	$0	$0	$5,781	$5,781

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$625,574	$0	$625,574
Purchased Options	0	0	0	7,062	14,342	21,404
Swap Agreements	0	5,746	0	0	20,992	26,738

	$0	$5,746	$0	$632,636	$35,334	$673,716

	$0	$5,746	$0	$632,636	$41,115	$679,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$489	$489
Swap Agreements	0	0	0	0	13,573	13,573

	$0	$0	$0	$0	$14,062	$14,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,935	$0	$47,935
Written Options	0	1	0	1,349	18,319	19,669
Swap Agreements	0	2,982	0	0	50,342	53,324

	$0	$2,983	$0	$49,284	$68,661	$120,928

	$0	$2,983	$0	$49,284	$82,723	$134,990

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(191)	$(191)
Written Options	0	0	0	0	2,801	2,801
Futures	0	0	0	0	(11,705)	(11,705)
Swap Agreements	0	944	0	0	(216,357)	(215,413)

	$0	$944	$0	$0	$(225,452)	$(224,508)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$245,727	$0	$245,727
Purchased Options	0	(6)	0	(3,857)	(26,508)	(30,371)
Written Options	0	1,375	0	21,223	87,356	109,954
Swap Agreements	0	17,527	0	(363)	(82,900)	(65,736)

	$0	$18,896	$0	$262,730	$(22,052)	$259,574

	$0	$19,840	$0	$262,730	$(247,504)	$35,066

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(82)	$(82)
Written Options	0	0	0	0	878	878
Futures	0	0	0	0	(9,565)	(9,565)
Swap Agreements	0	0	0	0	9,546	9,546

	$0	$0	$0	$0	$777	$777

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(238,634)	$0	$(238,634)
Purchased Options	0	0	0	2,978	8,352	11,330
Written Options	0	115	0	7,231	(46,398)	(39,052)
Swap Agreements	0	(5,702)	0	0	(10,370)	(16,072)

	$0	$(5,587)	$0	$(228,425)	$(48,416)	$(282,428)

	$0	$(5,587)	$0	$(228,425)	$(47,639)	$(281,651)

52	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$31,523	$0	$31,523
Corporate Bonds & Notes
Banking & Finance	13,300	1,003,619	30,822	1,047,741
Industrials	0	227,829	0	227,829
Utilities	0	258,040	0	258,040
Municipal Bonds & Notes
California	0	16,993	0	16,993
Illinois	0	6,149	0	6,149
New York	0	10,042	0	10,042
Ohio	0	26,538	0	26,538
Washington	0	29,011	0	29,011
West Virginia	0	4,949	0	4,949
U.S. Government Agencies	0	158,285	325	158,610
U.S. Treasury Obligations	0	2,247,339	0	2,247,339
Non-Agency Mortgage-Backed Securities	0	876,253	1,213	877,466
Asset-Backed Securities	0	1,462,172	0	1,462,172
Sovereign Issues	0	73,479	0	73,479
Convertible Preferred Securities
Banking & Finance	0	4,219	0	4,219
Preferred Securities
Banking & Finance	0	6,267	0	6,267
Short-Term Instruments
Repurchase Agreements	0	2,422	0	2,422
U.S. Treasury Bills	0	2,409	0	2,409
	$13,300	$6,447,538	$32,360	$6,493,198

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,217	$0	$0	$84,217

Total Investments	$97,517	$6,447,538	$32,360	$6,577,415

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(105,334)	$0	$(105,334)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,137	2,632	0	5,769
Over the counter	0	673,716	0	673,716
	$3,137	$676,348	$0	$679,485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(489)	(13,223)	0	(13,712)
Over the counter	0	(120,900)	(28)	(120,928)
	$(489)	$(134,123)	$(28)	$(134,640)

Totals	$100,165	$6,884,429	$32,332	$7,016,926

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016. There were assets and liabilities valued at $81,485 transferred from Level 3 to Level 2 during the period ended March 31, 2016. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Unconstrained Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

54	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

56	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

58	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

60	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Unconstrained Bond Fund	$157	$0	$(157)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Unconstrained Bond Fund	$452,592	$3,170,001	$(3,538,500)	$150	$(26)	$84,217	$501	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

62	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

64	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

ANNUAL REPORT	MARCH 31, 2016	65

Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the

66	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to

ANNUAL REPORT	MARCH 31, 2016	67

Notes to Financial Statements (Cont.)

deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying

68	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

ANNUAL REPORT	MARCH 31, 2016	69

Notes to Financial Statements (Cont.)

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the

70	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ANNUAL REPORT	MARCH 31, 2016	71

Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

72	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on

ANNUAL REPORT	MARCH 31, 2016	73

Notes to Financial Statements (Cont.)

exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash

74	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

ANNUAL REPORT	MARCH 31, 2016	75

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.30%	0.40%	0.30%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

76	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by

ANNUAL REPORT	MARCH 31, 2016	77

Notes to Financial Statements (Cont.)

the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$24,000	$1,147,767

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against

78	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$33,479,694	$34,065,890	$811,888	$3,767,444

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	36,209	$393,460	334,722	$3,766,995
Class P	56,621	613,441	63,852	720,277
Administrative Class	58	635	65	736
Class D	5,217	57,360	12,054	135,740
Class A	2,566	27,690	19,131	215,783
Class C	1,871	20,295	4,427	49,792
Class R	263	2,832	376	4,244

Issued as reinvestment of distributions
Institutional Class	22,711	240,426	19,390	218,254
Class P	2,865	30,281	1,986	22,351
Administrative Class	10	110	3	35
Class D	975	10,310	873	9,826
Class A	1,852	19,543	1,229	13,832
Class C	1,592	16,741	284	3,185
Class R	51	535	16	181

ANNUAL REPORT	MARCH 31, 2016	79

Notes to Financial Statements (Cont.)

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(382,070)	$(4,112,352)	(1,314,976)	$(14,798,798)
Class P	(80,848)	(864,820)	(217,626)	(2,449,575)
Administrative Class	(76)	(826)	(121)	(1,361)
Class D	(18,120)	(194,764)	(102,356)	(1,154,202)
Class A	(24,123)	(259,243)	(104,862)	(1,180,756)
Class C	(20,369)	(218,519)	(37,414)	(420,946)
Class R	(627)	(6,677)	(622)	(7,012)
Net increase (decrease) resulting from Fund share transactions	(393,372)	$(4,223,542)	(1,319,569)	$(14,851,419)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

80	PIMCO UNCONSTRAINED BOND FUND

March 31, 2016

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral-Capital (4)	Qualified Late-Year Loss Deferral-Ordinary (5)
$0	$0	$67,075	$(16,111)	$(586,688)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, Lehman securities, and convertible preferred securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Short-Term	Long-Term
$513,509	$73,179
†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2016	81

Notes to Financial Statements (Cont.)

March 31, 2016

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$6,285,195	$405,211	$(112,991)	$292,220
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and convertible preferred securities for federal income tax purposes.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

PIMCO Unconstrained Bond Fund

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$365,159	$0	$27,309	$313,968	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

82	PIMCO UNCONSTRAINED BOND FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Unconstrained Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of PIMCO Unconstrained Bond Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	83

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
BSN	Bank of Nova Scotia	NXN	Natixis New York
CBK	Citibank N.A.	RDR	RBC Capital Markets
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SGY	Societe Generale, New York
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index
EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

84	PIMCO UNCONSTRAINED BOND FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Unconstrained Bond Fund	0.00%	0.24%	$365,160	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	85

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

86	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

ANNUAL REPORT	MARCH 31, 2016	87

Management of the Trust (Cont.)

(Unaudited)

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

88	PIMCO UNCONSTRAINED BOND FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2016	89

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

90	PIMCO UNCONSTRAINED BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3018AR_033116

PIMCO Funds

Annual Report

March 31, 2016

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		23
Benchmark Descriptions		25
Financial Highlights		26
Statements of Assets and Liabilities		30
Consolidated Statements of Assets and Liabilities		32
Statements of Operations		33
Consolidated Statements of Operations		36
Statements of Changes in Net Assets		37
Consolidated Statements of Changes in Net Assets		41
Statements of Cash Flows		42
Notes to Financial Statements		178
Report of Independent Registered Public Accounting Firm		206
Glossary		207
Federal Income Tax Information		208
Management of the Trust		209
Privacy Policy		211

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	7	43
PIMCO Emerging Markets Portfolio	8	53
PIMCO High Yield Portfolio	9	62
PIMCO Investment Grade Corporate Portfolio	10	73
PIMCO Long Duration Corporate Bond Portfolio	11	85
PIMCO Low Duration Portfolio	12	106
PIMCO Moderate Duration Portfolio	13	111
PIMCO Mortgage Portfolio	14	116
PIMCO Municipal Sector Portfolio	15	128
PIMCO Real Return Portfolio	16	131
PIMCO Senior Floating Rate Portfolio	17	142
PIMCO Short-Term Portfolio	18	145
PIMCO Short-Term Floating NAV Portfolio II	19	153
PIMCO U.S. Government Sector Portfolio	20	157
PIMCO International Portfolio	21	163
PIMCO Short-Term Floating NAV Portfolio III	22	171

Chairman’s Letter

Dear Shareholder,

On the following pages of this Annual Report for the Private Account Portfolio Series (the “Portfolios”), which covers the twelve-month reporting period ended March 31, 2016, please find specific details as to each Portfolio’s investment performance and a discussion of those factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

If a Portfolio estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Portfolio will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Portfolio’s distributions, the Portfolio references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between a Portfolio’s accounting entries maintained on a day-to-day basis, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. A Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus. Some of these risks may include, but are not limited to, the following: new/small portfolio risk, senior loan risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, subsidiary risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum.

The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Portfolio. For example, a small investment in a derivative instrument may have a significant impact on a Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Portfolio. A Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. A Portfolio may invest a significant portion of its assets in these types of instruments. If it does, a Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon assets or instruments it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a

4	PRIVATE ACCOUNT PORTFOLIO SERIES

Portfolio invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Portfolio will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Each Portfolio measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Asset-Backed Securities Portfolio	10/31/00	Diversified
PIMCO Emerging Markets Portfolio	04/03/98	Diversified
PIMCO High Yield Portfolio	12/08/00	Diversified
PIMCO Investment Grade Corporate Portfolio	01/26/00	Diversified
PIMCO Long Duration Corporate Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Mortgage Portfolio	01/31/00	Diversified
PIMCO Municipal Sector Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Senior Floating Rate Portfolio	04/29/11	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government Sector Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the Portfolios (Cont.)

Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request by calling (888) 87-PIMCO. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Non-Agency Mortgage-Backed Securities	38.6%
Asset-Backed Securities	36.3%
Short-Term Instruments‡	17.0%
U.S. Government Agencies	7.0%
U.S. Treasury Obligations	0.5%
Other	0.6%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	1.59%	7.07%	7.86%	7.48%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	1.55%
Barclays Asset-Backed Securities Index	1.71%	2.46%	3.40%	4.21%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	Exposure to non-agency mortgage-backed securities (“MBS”) benefited performance, as these securities outperformed like- duration Treasuries.

»	Exposure to commercial MBS benefited performance, as these securities outperformed like-duration Treasuries.

»	Yield curve positioning detracted from relative performance, as the Portfolio was underweight the intermediate portion of the yield curve as intermediate U.S. Treasury rates rallied.

»	An underweight to auto loan ABS detracted from performance, as the sector outperformed like-duration Treasuries.

ANNUAL REPORT	MARCH 31, 2016	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Brazil	41.1%
Short-Term Instruments‡	17.0%
Mexico	8.0%
Indonesia	5.8%
China	5.4%
Other	22.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	6.71%	4.90%	5.34%	8.70%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	2.06%*
Custom JPM ELMI+ Benchmark	0.19%	(3.05)%	1.78%	5.31%

All Portfolio returns are net of fees and expenses.

* Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	An allocation to Kazakh external quasi-sovereign and corporate debt benefited performance, as the Kazakh sub-index of the JPMorgan CEMBI Diversified posted positive returns.

»	An allocation to Russian external quasi-sovereign and corporate debt benefited performance, as the Russian sub-index of the JPMorgan CEMBI Diversified posted positive returns.

»	An allocation to Colombian external quasi-sovereign debt detracted from performance, as the Colombian sub-index of the JPMorgan CEMBI Diversified posted negative returns.

»	An allocation to the Mexican peso detracted from performance, as the Mexican currency sub-index of the JPMorgan ELMI+ posted negative returns.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Industrials	36.6%
Banking & Finance	29.7%
Utilities	10.5%
Bank Loan Obligations	10.3%
Short-Term Instruments‡	5.6%
Other	7.3%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	1.72%	6.61%	7.91%	7.57%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	1.52%*

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index

	(2.42)%

		5.16%

			6.54%

				7.13%

All Portfolio returns are net
of fees and expenses.

* Average annual total return
since 11/30/2000.

Performance quoted represents
past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80%
of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s
Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.
Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-
or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

  An overweight to the CMBS & REITs sector benefited returns, as this sector outperformed the broader high yield bond market.

»

  An underweight to the metals and mining sector benefited returns, as the sector underperformed the broader high yield bond market.

»

  An underweight to the media, entertainment & publishing, building products and retailers sectors detracted from returns, as these sectors outperformed the broader high yield bond market.

ANNUAL REPORT

MARCH 31, 2016

9

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Banking & Finance

50.3%

Industrials

15.7%

U.S. Treasury Obligations

14.0%

Municipal Bonds & Notes

8.3%

Short-Term Instruments‡

1.4%

Other

10.3%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡
Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016

1 Year

5 Years

10 Years

Fund Inception (01/26/00)

PIMCO Investment Grade Corporate Portfolio

0.29%

5.09%

6.54%

7.74%

Citi 3-Month Treasury Bill Index

0.08%

0.06%

1.07%

1.74%*

Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)

0.58%

5.30%

5.90%

6.37%*

All Portfolio returns are net
of fees and expenses.

* Average annual total return
since 01/31/2000.

Performance quoted represents
past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

  Underweights to U.S. and European duration were in aggregate negative for relative performance as U.S. and European yields fell.

»

An underweight to restaurants was positive for relative performance, as the sector underperformed the index.

»

An overweight to diversified manufacturing was positive for relative performance, as the sector outperformed the index.

»

An overweight to integrated oil was negative for relative performance, as the sector underperformed the index.

»

  An underweight to automotive was negative for relative performance, as the sector outperformed the index during the second half of the period.

»

An overweight to life insurance was negative for relative performance, as the sector underperformed the index.

10

PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes

62.5%

U.S. Treasury Obligations

26.1%

Municipal Bonds & Notes

5.0%

Bank Loan Obligations

3.4%

Short-Term Instruments‡

0.8%

Other

2.2%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡
Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016

1 Year

5 Years

Fund Inception (12/22/08)

PIMCO Long Duration Corporate Bond Portfolio

(1.35)%

9.01%

9.14%

Barclays U.S. Long Credit Index

(1.08)%

7.77%

9.24%

All Portfolio returns are net
of fees and expenses.

Performance quoted
represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate.
Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

The Portfolio’s underweight to duration in the U.S. was negative for relative returns, as U.S. yields fell overall.

»

  An overweight to banks, media cable and wirelines was positive for relative performance, as these sectors outperformed the broader investment grade bond market.

»

  An underweight to retailers, pharmaceuticals and technology was negative for relative performance, as these sectors outperformed the broader investment grade bond market.

ANNUAL REPORT

MARCH 31, 2016

11

PIMCO Low Duration Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Short-Term Instruments

39.8%

Corporate Bonds & Notes

31.3%

U.S. Treasury Obligations

16.2%

U.S. Government Agencies

5.5%

Asset-Backed Securities

2.8%

Other

4.4%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016

1 Year

Fund Inception (05/31/12)

PIMCO Low Duration Portfolio

0.62%

0.51%

Barclays 1-3 Year Government/Credit Index

1.04%

0.98%

All Portfolio returns are net
of fees and expenses.

Performance quoted
represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate.
Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

  An overweight to spread risk of investment grade corporate securities detracted from performance, as spreads of these securities widened.

»

  Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as intermediate breakeven inflation rates declined.

»

  Exposure to student loan asset-backed securities detracted from performance, as these securities generally posted negative total returns.

»

Holdings of external emerging market debt spread risk detracted from performance, as spreads of these instruments widened.

»

An underweight to one-year duration benefited performance, as one-year interest rates increased.

»

Holdings of municipal debt benefited performance, as these securities generally posted positive total returns.

12

PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Corporate Bonds & Notes

32.7%

U.S. Government Agencies

25.0%

U.S. Treasury Obligations

17.4%

Short-Term Instruments

14.1%

Asset-Backed Securities

4.5%

Other

6.3%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016

1 Year

Fund Inception (07/31/12)

PIMCO Moderate Duration Portfolio

2.27%

1.45%

Barclays Intermediate Aggregate Bond Index

2.20%

1.95%

All Portfolio returns are net
of fees and expenses.

Performance quoted
represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate.
Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

An underweight to agency mortgage-backed securities spread risk benefited relative performance, as spreads widened.

»

An underweight to front-end yields in the U.S. benefited performance, as yields rose.

»

  U.S. Treasury Inflation-Protected Securities held in lieu of nominal Treasuries detracted from performance, as breakeven inflation rates declined.

»

  An overweight to U.S. dollar-denominated emerging market external debt spread risk detracted from performance, as spreads over Treasuries widened.

ANNUAL REPORT

MARCH 31, 2016

13

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

U.S. Government Agencies

87.0%

Non-Agency Mortgage-Backed Securities

5.1%

U.S. Treasury Obligations

4.3%

Asset-Backed Securities

3.4%

Short-Term Instruments‡

0.1%

Other

0.1%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡
Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016

1 Year

5 Years

10 Years

Fund Inception (01/31/00)

PIMCO Mortgage Portfolio

4.26%

4.37%

5.99%

6.46%

Citi 3-Month Treasury Bill Index

0.08%

0.06%

1.07%

1.74%

Barclays U.S. MBS Fixed Rate Index

2.44%

3.27%

4.88%

5.43%

All Portfolio returns are net
of fees and expenses.

Performance quoted
represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate.
Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80%
of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”). Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio
Insights

Following are key factors impacting the Portfolio’s
performance during the reporting period:

»

  Yield curve positioning benefited relative performance, as the Portfolio was overweight the intermediate portion of the yield curve, as intermediate U.S.
Treasury rates rallied.

»

  Exposure to agency collateralized mortgage obligation positions benefited performance, as the sector outperformed like-duration U.S. Treasuries.

»

  Exposure to non-agency mortgage-backed securities (“MBS”) benefited performance, as these securities outperformed like-duration
U.S. Treasuries.

»

  An underweight to the Ginnie Mae 30-year 3.5% MBS detracted from relative performance, as these securities outperformed like-duration
U.S. Treasuries.

»

Exposure to student loan ABS detracted from performance, as these securities underperformed like-duration U.S. Treasuries.

14

PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Illinois

24.5%

California

17.9%

Texas

12.8%

District of Columbia

7.7%

New Jersey

7.7%

New York

6.7%

Short-Term Instruments‡

2.3%

Other

20.4%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡
Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016

1 Year

5 Years

10 Years

Fund Inception (08/21/00)

PIMCO Municipal Sector Portfolio

4.48%

8.24%

3.88%

4.76%

Citi 3-Month Treasury Bill Index

0.08%

0.06%

1.07%

1.59%*

Barclays Long Municipal Bond Index

5.19%

8.31%

5.33%

6.02%*

All Portfolio returns are net
of fees and expenses.

* Average annual total return
since 08/31/2000.

Performance quoted represents
past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment
Objective and Strategy Overview

»

PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income
Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are
Municipal Securities, including without limitation, residual interest bonds.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) to long maturities was managed below its benchmark index, which detracted from relative performance as municipal bond yields moved lower in long maturities of the municipal bond yield curve.

»

  An overweight to the tobacco and industrial revenue sectors contributed to performance, as these sectors outperformed the general municipal bond market.

»

  An underweight to the transportation, water and sewer utility, education and special tax sectors detracted from relative performance, as these sectors outperformed the general municipal bond market.

ANNUAL REPORT

MARCH 31, 2016

15

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations

81.5%

Corporate Bonds & Notes

6.6%

Asset-Backed Securities

4.4%

Sovereign Issues

3.2%

Short-Term Instruments‡

1.9%

Other

2.4%

†
% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	2.76%	3.48%	4.79%	6.47%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	1.68%*
Barclays U.S. TIPS Index	1.51%	3.02%	4.62%	5.92%

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited absolute performance, as U.S. TIPS posted positive returns.

»

An underweight to long-term U.K. breakeven inflation spreads (or the yield differential between U.K. nominal gilts and like-maturity U.K. index-linked gilts) benefited relative performance, as 30-year breakeven inflation spreads fell.

»	Exposure to U.S. investment grade corporate credit within the financials sector benefited absolute performance, as these securities posted positive returns.

»	An underweight to the South Korean won for most of the reporting period benefited relative performance, as the currency depreciated relative to the U.S. dollar.

»	An underweight to U.K. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as yields across most maturities fell.

»	An underweight to the euro detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Bank Loan Obligations	88.6%
Short-Term Instruments‡	11.4%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	0.17%	3.34%
J.P. Morgan BB/B Leveraged Loan Index	0.78%	3.58%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. The Portfolio may also invest in fixed-rate Fixed Income Instruments, including those with respect to which the Portfolio has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	An underweight to the technology and consumer services sectors detracted from performance, as these sectors outperformed the broader loan market.

»	An overweight to the finance companies sector benefited performance, as the sector outperformed the broader loan market.

»	An underweight to the pipelines sector benefited performance, as this sector underperformed the broader loan market.

ANNUAL REPORT	MARCH 31, 2016	17

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Non-Agency Mortgage-Backed Securities	48.5%
Asset-Backed Securities	24.3%
Short-Term Instruments‡	17.4%
U.S. Government Agencies	8.0%
Corporate Bonds & Notes	1.8%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	1.15%	3.87%	4.11%	4.10%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	1.68%*
3 Month USD LIBOR Index	0.37%	0.33%	1.59%	2.13%

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (“MBS”) benefited performance, as prices of these securities generally rose.

»	Holdings of asset-backed securities benefited performance, as prices of these securities generally posted positive returns.

»	Holdings of commercial MBS benefited absolute performance, as these securities generated positive total returns.

»	Exposure to short-term corporate debt benefited performance, as these securities generally posted positive total returns.

»	An underweight to the 30-year portion of the U.S. yield curve via interest rate swaps detracted from performance as 30-year swap rates generally declined.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Repurchase Agreements	59.1%
Corporate Bonds & Notes	22.9%
Commercial Paper	8.8%
U.S. Government Agencies	3.5%
Other	5.7%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.37%	0.26%	0.29%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	0.08%*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	An underweight to U.S. Treasury bills detracted from relative performance, as these securities generally posted positive returns.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio’s weighted average maturity remained relatively low, reducing its sensitivity to interest rate changes.

»	Exposure to the short-term corporate sector contributed to returns, as these securities generally posted positive total returns.

»	Holdings of repurchase agreements provided income in the Portfolio.

ANNUAL REPORT	MARCH 31, 2016	19

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

U.S. Treasury Obligations	78.9%
U.S. Government Agencies	15.4%
Non-Agency Mortgage-Backed Securities	5.2%
Asset-Backed Securities	0.4%
Other‡	0.1%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	(3.22)%	2.42%	7.94%	7.93%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	1.74%
Barclays Government Bond Index	2.37%	3.42%	4.52%	5.19%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	The Portfolio’s curve flattening bias detracted from performance, as rates fell on the intermediate portion and rose on the long end of the U.S. Treasury yield curve.

»	An out-of-benchmark allocation to non-agency mortgage-backed securities contributed to performance, as the sector outperformed.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO International Portfolio

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Short-Term Instruments‡	67.9%
Denmark	15.5%
United States	9.0%
Canada	6.0%
Italy	1.6%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	(7.70)%	6.19%	6.52%	7.84%
Citi 3-Month Treasury Bill Index	0.08%	0.06%	1.07%	3.02%*
JPMorgan GBI Global ex-US Index Hedged in USD	3.66%	5.53%	4.95%	6.35%*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»

An overweight to eurozone core duration (or sensitivity to changes in market interest rates) during the second quarter of 2015 and then underweight during the first quarter of 2016 detracted from relative performance, as rates spiked in the second quarter of 2015 and declined in the first quarter of 2016.

»	An underweight to U.K. duration detracted from relative performance as the country’s sovereign rates fell.

»	An underweight to duration in Japan detracted from relative performance, as the country’s sovereign rates fell.

»	A short euro position versus the U.S. dollar detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

»	An overweight to sovereign bonds in Italy in the third quarter of 2015 contributed to relative performance, as the country’s sovereign spread over core eurozone rates tightened during this quarter.

ANNUAL REPORT	MARCH 31, 2016	21

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown†

Repurchase Agreements	38.3%
Corporate Bonds & Notes	28.2%
Japan Treasury Bills	18.3%
Commercial Paper	7.9%
Other	7.3%
†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.59%	0.43%
Citi 3-Month Treasury Bill Index	0.08%	0.06%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fees were reflected. Performance current to the most recent month-end is available by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

»

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Portfolio Insights

Following are key factors impacting the Portfolio’s performance during the reporting period:

»	An underweight to U.S. Treasury bills detracted from relative performance, as these securities generally posted positive returns.

»	The Portfolio had a focus on high quality and short-maturity assets.

»	The Portfolio’s weighted average maturity remained relatively low, reducing its sensitivity to interest rate changes.

»	Exposure to short-term corporate debt positively contributed to performance, as these securities generally posted positive total returns.

»	Holdings of repurchase agreements provided income in the Portfolio.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

ANNUAL REPORT	MARCH 31, 2016	23

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,003.60	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
PIMCO Emerging Markets Portfolio	1,000.00	1,090.40	0.73	1,000.00	1,024.30	0.71	0.14
PIMCO High Yield Portfolio	1,000.00	1,033.10	0.41	1,000.00	1,024.60	0.40	0.08
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,019.40	0.76	1,000.00	1,024.25	0.76	0.15
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,066.50	0.83	1,000.00	1,024.20	0.81	0.16
PIMCO Low Duration Portfolio	1,000.00	1,006.50	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Moderate Duration Portfolio	1,000.00	1,020.60	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00	1,031.50	0.51	1,000.00	1,024.50	0.51	0.10
PIMCO Municipal Sector Portfolio	1,000.00	1,033.80	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Real Return Portfolio	1,000.00	1,059.40	2.21	1,000.00	1,022.85	2.17	0.43
PIMCO Senior Floating Rate Portfolio	1,000.00	1,002.90	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00	1,002.60	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,002.50	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	1,012.00	1.56	1,000.00	1,023.45	1.57	0.31
PIMCO International Portfolio (Consolidated)	1,000.00	987.10	0.60	1,000.00	1,024.40	0.61	0.12
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,003.80	0.05	1,000.00	1,024.95	0.05	0.01

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays 1-3 Year Government/Credit Index	The Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Asset-Backed Securities Index	Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Barclays Government Bond Index	Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Barclays Intermediate Aggregate Bond Index	Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Long Municipal Bond Index	Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

Citi 3-Month Treasury Bill Index	Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)		Total Distributions

PIMCO Asset-Backed Securities Portfolio
03/31/2016	$12.35	$0.37	$(0.17)	$0.20	$(0.33)	$0.00	$0.00		$(0.33)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00		(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00		(0.54)
03/31/2013	10.67	0.45	1.36	1.81	(0.44)	(0.04)	0.00		(0.48)
03/31/2012	10.90	0.44	0.21	0.65	(0.60)	(0.28)	0.00		(0.88)

PIMCO Emerging Markets Portfolio
03/31/2016	$9.78	$0.48	$0.10	$0.58	$(1.03)	$0.00	$0.00		$(1.03)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00		(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00		(0.50)
03/31/2013	10.55	0.47	0.50	0.97	(0.75)	0.00	0.00		(0.75)
03/31/2012	10.60	0.56	0.23	0.79	(0.71)	0.00	(0.13)		(0.84)

PIMCO High Yield Portfolio
03/31/2016	$7.49	$0.50	$(0.38)	$0.12	$(0.62)	$0.00	$0.00		$(0.62)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00		(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00		(0.69)
03/31/2013	7.52	0.76	0.40	1.16	(0.78)	0.00	0.00		(0.78)
03/31/2012	8.02	0.76	(0.37)	0.39	(0.89)	0.00	0.00		(0.89)

PIMCO Investment Grade Corporate Portfolio
03/31/2016	$10.15	$0.42	$(0.40)	$0.02	$(0.45)	$(0.21)	$0.00		$(0.66)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00		(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00		(1.07)
03/31/2013	10.79	0.48	0.86	1.34	(0.53)	(0.15)	0.00		(0.68)
03/31/2012	10.73	0.56	0.11	0.67	(0.61)	0.00	0.00		(0.61)

PIMCO Long Duration Corporate Bond Portfolio
03/31/2016	$12.65	$0.64	$(0.88)	$(0.24)	$(0.64)	$(0.33)	$0.00		$(0.97)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00		(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00		(0.83)
03/31/2013	11.74	0.61	1.09	1.70	(0.69)	(0.30)	0.00		(0.99)
03/31/2012	10.73	0.62	1.24	1.86	(0.61)	(0.24)	0.00		(0.85)

PIMCO Low Duration Portfolio
03/31/2016	$9.88	$0.12	$(0.06)	$0.06	$(0.11)	$0.00	$0.00		$(0.11)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00	)^	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00		(0.08)
05/31/2012 - 03/31/2013	10.00	0.05	0.04	0.09	(0.05)	0.00	0.00		(0.05)

PIMCO Moderate Duration Portfolio
03/31/2016	$9.93	$0.17	$0.05	$0.22	$(0.17)	$(0.01)	$0.00		$(0.18)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00		(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00		(0.13)
07/31/2012 - 03/31/2013	10.00	0.06	0.00	0.06	(0.07)	0.00	0.00		(0.07)

PIMCO Mortgage Portfolio
03/31/2016	$11.00	$0.28	$0.17	$0.45	$(0.45)	$0.00	$0.00		$(0.45)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00		(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00		(0.34)
03/31/2013	11.00	0.20	0.22	0.42	(0.38)	(0.09)	0.00		(0.47)
03/31/2012	10.85	0.27	0.45	0.72	(0.39)	(0.18)	0.00		(0.57)

PIMCO Municipal Sector Portfolio
03/31/2016	$8.23	$0.39	$(0.05)	$0.34	$(0.64)	$(0.34)	$0.00		$(0.98)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00		(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00		(0.77)
03/31/2013	8.68	0.40	0.36	0.76	(0.37)	(0.13)	0.00		(0.50)
03/31/2012	7.66	0.45	0.98	1.43	(0.41)	0.00	0.00		(0.41)

Please see footnotes on page 28.

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense And Dividends on Securities Sold Short	Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$12.22	1.59%	$2,114,311	0.05%	0.05%	0.05%	0.05%	2.98%	66%
12.35	4.00	1,583,150	0.05	0.05	0.05	0.05	2.83	96
12.24	6.68	1,088,982	0.11	0.11	0.05	0.05	4.02	57
12.00	17.32	783,447	0.12	0.12	0.05	0.05	3.98	67
10.67	6.39	613,568	0.06	0.06	0.05	0.05	4.09	380

$9.33	6.71%	$763,986	0.13%	0.13%	0.12%	0.12%	5.05%	37%
9.78	2.21	738,703	0.12	0.12	0.12	0.12	4.16	45
10.12	(1.22)	1,072,839	0.12	0.12	0.12	0.12	4.41	68
10.77	9.28	1,232,222	0.13	0.13	0.12	0.12	4.27	25
10.55	7.90	1,133,534	0.12	0.12	0.12	0.12	5.27	27

$6.99	1.72%	$582,727	0.12%	0.12%	0.05%	0.05%	6.89%	48%
7.49	3.45	451,288	0.40	0.40	0.05	0.05	9.37	78
7.72	6.89	549,242	0.27	0.27	0.05	0.05	7.91	72
7.90	16.01	641,527	0.33	0.33	0.05	0.05	9.78	55
7.52	5.55	560,971	0.30	0.30	0.05	0.05	9.89	78

$9.51	0.29%	$2,045,450	0.11%	0.11%	0.05%	0.05%	4.29%	102%
10.15	3.48	2,388,181	0.05	0.05	0.05	0.05	3.74	63
10.68	2.95	3,749,985	0.05	0.05	0.05	0.05	3.63	62
11.45	12.63	4,397,691	0.05	0.05	0.05	0.05	4.25	42
10.79	6.53	3,961,321	0.05	0.05	0.05	0.05	5.26	58

$11.44	(1.35)%	$18,319,516	0.13%	0.13%	0.05%	0.05%	5.46%	76%
12.65	13.79	20,665,768	0.07	0.07	0.05	0.05	4.92	52
11.76	1.60	20,947,575	0.05	0.05	0.05	0.05	4.78	42
12.45	14.59	14,488,918	0.07	0.07	0.05	0.05	4.88	50
11.74	17.80	10,987,742	0.05	0.05	0.05	0.05	5.40	145

$9.83	0.62%	$142,590	0.05%	0.05%	0.05%	0.05%	1.23%	65%
9.88	1.33	356,484	0.05	0.05	0.05	0.05	0.87	333
9.87	(0.91)	360,385	0.05	0.05	0.05	0.05	0.73	316
10.04	0.93	257,004	0.05 *	0.06 *	0.05 *	0.06 *	0.63 *	287

$9.97	2.27%	$425,848	0.05%	0.05%	0.05%	0.05%	1.73%	365%
9.93	3.89	514,758	0.05	0.05	0.05	0.05	1.49	378
9.72	(1.43)	526,934	0.05	0.05	0.05	0.05	1.46	307
9.99	0.64	283,343	0.05 *	0.06 *	0.05 *	0.06 *	0.94 *	203

$11.00	4.26%	$1,782,526	0.07%	0.07%	0.05%	0.05%	2.57%	1,356%
11.00	6.54	2,643,384	0.05	0.05	0.05	0.05	2.26	1,742
10.68	0.69	5,250,652	0.05	0.05	0.05	0.05	1.97	1,357
10.95	3.85	7,613,977	0.05	0.05	0.05	0.05	1.77	1,157
11.00	6.61	7,525,827	0.05	0.05	0.05	0.05	2.42	1,051

$7.59	4.48%	$152,110	0.05%	0.05%	0.05%	0.05%	4.85%	22%
8.23	10.41	164,087	0.06	0.06	0.05	0.05	4.66	2
8.08	(0.62)	248,361	0.06	0.06	0.05	0.05	4.85	17
8.94	8.88	359,440	0.07	0.07	0.05	0.05	4.47	27
8.68	19.03	399,627	0.23	0.23	0.05	0.05	5.49	85

Please see footnotes on page 28.

ANNUAL REPORT	MARCH 31, 2016	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)	Total Distributions

PIMCO Real Return Portfolio
03/31/2016	$8.95	$0.20		$0.04	$0.24	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2015	9.03	0.11		0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14		(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)
03/31/2013	9.56	0.11		0.54	0.65	(0.18)	(0.17)	0.00	(0.35)
03/31/2012	9.18	0.18		0.91	1.09	(0.28)	(0.43)	0.00	(0.71)

PIMCO Senior Floating Rate Portfolio
03/31/2016	$10.04	$0.41		$(0.40)	$0.01	$(0.46)	$0.00	$0.00	$(0.46)
03/31/2015	10.31	0.45		(0.14)	0.31	(0.56)	(0.01)	(0.01)	(0.58)
03/31/2014	10.25	0.40		(0.03)	0.37	(0.31)	0.00	0.00	(0.31)
03/31/2013	10.09	0.43		0.19	0.62	(0.45)	(0.01)	0.00	(0.46)
04/29/2011 - 03/31/2012	10.00	0.35		(0.03)	0.32	(0.23)	0.00	0.00	(0.23)

PIMCO Short-Term Portfolio
03/31/2016	$9.54	$0.22		$(0.11)	$0.11	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2015	9.60	0.25		(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33		0.04	0.37	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.13	0.36		0.50	0.86	(0.40)	0.00	0.00	(0.40)
03/31/2012	9.33	0.37		(0.12)	0.25	(0.45)	0.00	0.00	(0.45)

PIMCO Short-Term Floating NAV Portfolio II
03/31/2016	$10.01	$0.04		$0.00	$0.04	$(0.04)	$(0.00)^	$0.00	$(0.04)
03/31/2015	10.01	0.02		0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02		0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.01	0.03		0.00	0.03	(0.03)	0.00	0.00	(0.03)
03/31/2012	10.01	0.02		0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government Sector Portfolio
03/31/2016	$9.67	$0.29		$(0.61)	$(0.32)	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2015	8.82	0.17		0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14		(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)
03/31/2013	8.80	0.15		0.64	0.79	(0.15)	0.00	0.00	(0.15)
03/31/2012	8.80	0.13		(0.04)	0.09	(0.09)	0.00	0.00	(0.09)

PIMCO International Portfolio (Consolidated)
03/31/2016~	$10.04	$0.06		$(1.02)	$(0.96)	$(1.11)	$0.00	$0.00	$(1.11)
03/31/2015~	9.14	0.12		1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12		(0.02)	0.10	(0.50)	0.00	0.00	(0.50)
03/31/2013~	10.24	0.20		0.54	0.74	(1.44)	0.00	0.00	(1.44)
03/31/2012~	8.96	0.14		1.52	1.66	(0.38)	0.00	0.00	(0.38)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
03/31/2016	$9.92	$0.06		$(0.01)	$0.05	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2015	9.99	0.06		(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05		(0.01)	0.04	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.01	0.06		(0.02)	0.04	(0.06)	0.00	0.00	(0.06)
03/12/2012 - 03/31/2012	10.00	0.00	^	0.01	0.01	0.00	0.00	0.00	0.00

*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 14 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense And Dividends on Securities Sold Short	Ratio of Expenses to Average Net Assets Excluding Interest Expense Dividends on Securities Sold Short and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$9.11	2.76%	$1,227,505	0.28%	0.28%	0.05%	0.05%	2.25%	127%
8.95	3.38	1,501,480	0.09	0.09	0.05	0.05	1.17	139
9.03	(6.69)	2,755,107	0.06	0.06	0.05	0.05	1.57	34
9.86	6.89	3,602,637	0.06	0.06	0.05	0.05	1.16	46
9.56	12.01	3,002,858	0.05	0.05	0.05	0.05	1.90	202

$9.59	0.17%	$22,557	0.05%	0.05%	0.05%	0.05%	4.16%	60%
10.04	3.18	47,924	0.05	0.05	0.05	0.05	4.38	44
10.31	3.62	91,512	0.05	0.05	0.05	0.05	3.88	117
10.25	6.27	23,398	0.05	0.05	0.05	0.05	4.20	94
10.09	3.30	8,818	0.05 *	0.51 *	0.05 *	0.51 *	3.84 *	112

$9.33	1.15%	$674,143	0.05%	0.05%	0.05%	0.05%	2.29%	7%
9.54	2.01	1,194,737	0.05	0.05	0.05	0.05	2.59	52
9.60	3.96	1,049,627	0.11	0.11	0.05	0.05	3.38	17
9.59	9.54	912,748	0.13	0.13	0.05	0.05	3.81	9
9.13	2.88	978,608	0.11	0.11	0.05	0.05	4.03	16

$10.01	0.37%	$4,445,929	0.05%	0.05%	0.05%	0.05%	0.37%	68%
10.01	0.19	5,555,410	0.05	0.05	0.05	0.05	0.20	68
10.01	0.19	6,827,731	0.05	0.05	0.05	0.05	0.18	96
10.01	0.30	4,273,516	0.05	0.05	0.05	0.05	0.27	91
10.01	0.26	3,733,115	0.05	0.05	0.05	0.05	0.24	100

$9.03	(3.22)%	$2,007,530	0.25%	0.25%	0.05%	0.05%	3.19%	95%
9.67	11.29	2,203,702	0.06	0.06	0.05	0.05	1.82	104
8.82	(4.98)	3,277,262	0.05	0.05	0.05	0.05	1.55	96
9.44	8.98	3,734,105	0.05	0.05	0.05	0.05	1.59	69
8.80	1.07	4,074,397	0.05	0.05	0.05	0.05	1.42	569

$7.97	(7.70)%	$829,855	0.12%	0.12%	0.12%	0.12%	0.71%	404%
10.04	13.27	1,063,915	0.12	0.12	0.12	0.12	1.27	156
9.14	1.03	1,739,775	0.12	0.12	0.12	0.12	1.29	121
9.54	7.55	2,053,278	0.19	0.19	0.12	0.12	2.01	175
10.24	18.88	2,153,299	0.12	0.12	0.12	0.12	1.54	419

$9.88	0.59%	$18,434,787	0.01%	0.01%	0.00%	0.00%	0.61%	146%
9.92	0.31	36,450,693	0.00	0.00	0.00	0.00	0.58	101
9.99	0.34	49,219,987	0.00	0.00	0.00	0.00	0.49	267
9.99	0.44	19,768,175	0.00	0.00	0.00	0.00	0.61	319
10.01	0.06	856,978	0.00 *	0.00 *	0.00 *	0.00 *	0.25 *	0

ANNUAL REPORT	MARCH 31, 2016	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Assets:
Investments, at value
Investments in securities*	$1,887,832	$590,469	$602,551	$2,274,670	$22,764,885
Investments in Affiliates	383,193	114,748	26,844	7,532	15,393
Financial Derivative Instruments
Exchange-traded or centrally cleared	134	1,563	725	756	3,032
Over the counter	733	72,078	2,624	7,046	66,684
Cash	259	1	1,165	15,808	5,082
Deposits with counterparty	2,388	37,574	6,777	816	18,786
Foreign currency, at value	0	23,781	626	1	9,413
Receivable for investments sold	73	622	2,136	3,545	8,350
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for TBA investments sold	23,256	0	0	27,850	131,000
Receivable for Portfolio shares sold	220	5,040	350	440	15,251
Interest and/or dividends receivable	3,249	4,656	9,624	26,851	238,341
Dividends receivable from Affiliates	260	64	28	24	23
Other assets	0	0	0	1	0
Total Assets	2,301,597	850,596	653,450	2,365,340	23,276,240

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$5,648	$52,195	$221,081	$3,771,198
Payable for sale-buyback transactions	0	0	0	2,483	701,722
Payable for short sales	2,176	0	5,658	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	156	36	1,588	11,690
Over the counter	11,047	32,724	4,273	8,338	101,733
Payable for investments purchased	6,320	1,086	5,065	26,276	48,168
Payable for investments in Affiliates purchased	260	64	28	24	23
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0
Payable for TBA investments purchased	161,423	0	0	44,990	283,532
Deposits from counterparty	1,871	45,895	1,921	3,992	9,580
Payable for Portfolio shares redeemed	4,090	960	1,520	11,030	28,300
Dividends payable	0	0	0	0	0
Accrued investment advisory fees	36	13	10	34	302
Accrued supervisory and administrative fees	54	63	15	51	453
Accrued reimbursement to PIMCO	0	0	0	0	0
Other liabilities	9	1	2	3	23
Total Liabilities	187,286	86,610	70,723	319,890	4,956,724

Net Assets	$2,114,311	$763,986	$582,727	$2,045,450	$18,319,516

Net Assets Consist of:
Paid in capital	$2,104,791	$861,269	$785,722	$2,025,491	$17,681,022
Undistributed (overdistributed) net investment income	21,997	(71,850)	20,417	13,996	105,538
Accumulated undistributed net realized gain (loss)	(11,620)	(6,031)	(175,515)	(43,838)	(91,289)
Net unrealized appreciation (depreciation)	(857)	(19,402)	(47,897)	49,801	624,245
	$2,114,311	$763,986	$582,727	$2,045,450	$18,319,516

Shares Issued and Outstanding	173,056	81,885	83,358	215,184	1,600,913

Net Asset Value and Redemption Price Per Share Outstanding	$12.22	$9.33	$6.99	$9.51	$11.44

Cost of investments in securities	$1,893,711	$654,508	$650,311	$2,204,094	$21,995,281
Cost of investments in Affiliates	$383,729	$114,706	$26,836	$7,531	$15,393
Cost of foreign currency held	$0	$23,941	$620	$1	$9,391
Proceeds received on short sales	$2,170	$0	$5,308	$0	$0
Cost or premiums of financial derivative instruments, net	$(13,728)	$(4,725)	$1,972	$(1,281)	$(49,555)

* Includes repurchase agreements of:	$1,567	$544	$5,589	$4,122	$73,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$141,746	$474,325	$4,515,153	$144,563	$2,161,554	$20,753	$566,130	$4,449,434	$2,785,523
0	0	2,753	2,859	41,058	2,425	114,643	0	150

16	0	31	0	488	0	0	0	4,200
35	11	6,710	0	10,777	0	35	0	0
0	1	2,507	0	1	1	1	8,122	1,773
435	415	2,282	0	2,393	0	2,401	207	1,338
0	0	0	0	2,282	17	0	0	0
0	0	66,662	1,243	20,661	702	1,064	0	4,373
0	0	0	0	21,954	0	0	0	0
0	46,710	2,351,202	0	21,431	0	0	0	21,384
0	0	3,800	1,320	3,480	0	0	47,100	2,570
463	2,069	7,243	2,352	8,278	86	1,441	7,482	14,767
0	0	2	2	9	2	68	0	0
0	0	26	0	64	0	0	0	0
142,695	523,531	6,958,371	152,339	2,294,430	23,986	685,783	4,512,345	2,836,078

$0	$0	$188,276	$0	$953,626	$0	$0	$0	$795,927
0	0	104,799	0	21,410	0	0	0	2,155
0	0	239,469	0	0	0	0	0	21,435

44	46	887	0	1,195	0	112	0	5,615
2	0	766	0	18,795	0	2,565	0	0
0	2,096	4,503	0	23,716	1,426	0	66,145	0
0	0	2	2	9	2	68	0	0
0	0	0	0	214	0	0	0	0
0	95,488	4,619,802	0	42,945	0	0	0	0
50	30	14,703	0	3,184	0	130	0	730
0	0	2,560	220	1,770	0	8,733	0	2,600
0	0	0	0	0	0	0	86	0
2	7	30	3	20	0	12	72	34
4	11	45	4	30	1	17	108	50
0	1	0	0	0	0	0	0	0
3	4	3	0	11	0	3	5	2
105	97,683	5,175,845	229	1,066,925	1,429	11,640	66,416	828,548

$142,590	$425,848	$1,782,526	$152,110	$1,227,505	$22,557	$674,143	$4,445,929	$2,007,530

$148,062	$418,866	$1,831,558	$126,408	$1,250,116	$24,369	$998,214	$4,446,018	$2,095,326
321	1,027	13,340	2,573	(1,873)	113	7,410	(26)	11,033
(6,724)	582	(78,889)	2,933	(70,507)	(1,666)	(320,117)	(39)	(80,097)
931	5,373	16,517	20,196	49,769	(259)	(11,364)	(24)	(18,732)
$142,590	$425,848	$1,782,526	$152,110	$1,227,505	$22,557	$674,143	$4,445,929	$2,007,530

14,505	42,698	162,082	20,042	134,679	2,352	72,225	444,221	222,222

$9.83	$9.97	$11.00	$7.59	$9.11	$9.59	$9.33	$10.01	$9.03

$140,680	$469,077	$4,490,373	$124,380	$2,101,065	$21,009	$574,103	$4,449,458	$2,748,739
$0	$0	$2,753	$2,858	$41,052	$2,426	$114,601	$0	$151
$0	$0	$0	$0	$2,260	$18	$0	$0	$0
$0	$0	$238,734	$0	$0	$0	$0	$0	$21,384
$73	$28	$(3,602)	$0	$(1,763)	$0	$(2,524)	$0	$96

$42,492	$45,488	$784	$527	$1,958	$217	$797	$2,629,700	$0

ANNUAL REPORT	MARCH 31, 2016	31

Consolidated Statements of Assets and Liabilities

March 31, 2016

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value
Investments in securities*	$597,309	$19,213,132
Investments in Affiliates	234,947	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	774	0
Over the counter	16,404	102,703
Cash	3,173	8,062
Deposits with counterparty	5,399	12,625
Foreign currency, at value	4,933	1,958
Receivable for investments sold	11,647	113,949
Receivable for Portfolio shares sold	3,710	0
Interest and/or dividends receivable	1,830	30,722
Dividends receivable from Affiliates	147	0
Other assets	8	0
Total Assets	880,281	19,483,151

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,781	$0
Over the counter	42,733	92,353
Payable for investments purchased	0	891,677
Payable for investments in Affiliates purchased	147	0
Deposits from counterparty	4,490	64,330
Payable for Portfolio shares redeemed	1,190	0
Accrued investment advisory fees	14	0
Accrued supervisory and administrative fees	70	0
Other liabilities	1	4
Total Liabilities	50,426	1,048,364

Net Assets	$829,855	$18,434,787

Net Assets Consist of:
Paid in capital	$873,006	$18,448,169
Undistributed (overdistributed) net investment income	9,762	(51,239)
Accumulated undistributed net realized (loss)	(21,763)	(31,303)
Net unrealized appreciation (depreciation)	(31,150)	69,160
	$829,855	$18,434,787

Shares Issued and Outstanding	104,158	1,865,733

Net Asset Value and Redemption Price Per Share Outstanding	$7.97	$9.88

Cost of investments in securities	$599,528	$19,151,473
Cost of investments in Affiliates	$235,819	$0
Cost of foreign currency held	$4,927	$1,924
Cost or premiums of financial derivative instruments, net	$(1,816)	$0

* Includes repurchase agreements of:	$129,070	$7,354,150

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio

Investment Income:
Interest, net of foreign taxes*	$49,232	$40,998	$41,530	$87,851	$1,002,143
Dividends	0	0	1,626	2,255	5,798
Dividends from Investments in Affiliates	4,027	1,201	860	276	2,008
Total Income	53,259	42,199	44,016	90,382	1,009,949

Expenses:
Investment advisory fees	351	163	126	411	3,615
Supervisory and administrative fees	526	814	188	616	5,423
Trustee fees	9	4	3	11	97
Interest expense	4	108	468	1,239	14,345
Miscellaneous expense	13	1	0	0	32
Total Expenses	903	1,090	785	2,277	23,512

Net Investment Income	52,356	41,109	43,231	88,105	986,437

Net Realized Gain (Loss):
Investments in securities	7,189	(46,633)	(6,613)	40,129	341,654
Investments in Affiliates	(1,274)	(387)	(387)	(142)	(1,365)
Exchange-traded or centrally cleared financial derivative instruments	1,199	16,308	(3,695)	(44,365)	(231,597)
Over the counter financial derivative instruments	958	17,504	687	9,120	2,763
Short sales	0	0	(18)	0	0
Foreign currency	0	(419)	682	(7)	20,080

Net Realized Gain (Loss)	8,072	(13,627)	(9,344)	4,735	131,535

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(33,916)	(179)	(29,546)	(76,792)	(1,447,352)
Investments in Affiliates	(601)	17	8	0	(19)
Exchange-traded or centrally cleared financial derivative instruments	1,142	5,816	4,051	(5,293)	(43,491)
Over the counter financial derivative instruments	(1,558)	11,550	(5,429)	(2,409)	5,163
Short sales	0	0	(172)	0	0
Foreign currency assets and liabilities	0	(246)	213	0	1,286

Net Change in Unrealized Appreciation (Depreciation)	(34,933)	16,958	(30,875)	(84,494)	(1,484,413)

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,495	$44,440	$3,012	$8,346	$(366,441)

* Foreign tax withholdings	$0	$0	$2	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2016	33

Statements of Operations (Cont.)

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio

Investment Income:
Interest	$3,914	$7,526	$62,688	$7,619	$33,546
Dividends from Investments in Affiliates	201	301	961	50	105
Total Income	4,115	7,827	63,649	7,669	33,651

Expenses:
Investment advisory fees	64	88	482	31	266
Supervisory and administrative fees	97	132	724	47	399
Trustee fees	2	2	14	1	7
Interest expense	0	1	501	1	3,070
Miscellaneous expense	2	2	0	0	8
Total Expenses	165	225	1,721	80	3,750
Waiver and/or Reimbursement by PIMCO	(2)	(2)	0	0	0
Net Expenses	163	223	1,721	80	3,750

Net Investment Income	3,952	7,604	61,928	7,589	29,901

Net Realized Gain (Loss):
Investments in securities	(665)	2,890	53,764	3,003	(31,154)
Investments in Affiliates	0	(4)	19	(22)	(33)
Exchange-traded or centrally cleared financial derivative instruments	(1,203)	(398)	(4,868)	0	(24,525)
Over the counter financial derivative instruments	(41)	(115)	3,940	0	20,729
Foreign currency	0	0	0	0	(2,514)

Net Realized Gain (Loss)	(1,909)	2,373	52,855	2,981	(37,497)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,210)	(784)	(11,801)	(3,895)	50,155
Investments in Affiliates	(11)	(19)	(84)	0	(6)
Exchange-traded or centrally cleared financial derivative instruments	181	136	(15,208)	0	4,142
Over the counter financial derivative instruments	20	98	(2,668)	0	(21,006)
Foreign currency assets and liabilities	0	0	0	0	600

Net Change in Unrealized Appreciation (Depreciation)	(1,020)	(569)	(29,761)	(3,895)	33,885

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,023	$9,408	$85,022	$6,675	$26,289

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$1,431	$20,655	$17,035	$65,645
29	1,629	0	15
1,460	22,284	17,035	65,660

7	190	815	382
10	286	1,222	573
0	5	23	10
1	0	0	3,734
1	3	0	0
19	484	2,060	4,699
0	0	0	0
19	484	2,060	4,699

1,441	21,800	14,975	60,961

(1,535)	2,169	(3)	8,906
(6)	(714)	0	1
0	(104)	0	(78,087)
(9)	897	0	7,118
6	0	0	0

(1,544)	2,248	(3)	(62,062)

190	(8,994)	14	(16,173)
(1)	21	0	(1)
0	(2,179)	0	(58,797)
(8)	(926)	0	(228)
(3)	0	0	0

178	(12,078)	14	(75,199)

$75	$11,970	$14,986	$(76,300)

ANNUAL REPORT	MARCH 31, 2016	35

Consolidated Statements of Operations

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$5,188	$155,774
Dividends from Investments in Affiliates	2,309	0
Total Income	7,497	155,774

Expenses:
Investment advisory fees	179	0
Supervisory and administrative fees	898	0
Trustee fees	5	0
Interest expense	39	3,498
Total Expenses	1,121	3,498

Net Investment Income	6,376	152,276

Net Realized Gain (Loss):
Investments in securities	(31,700)	(595,369)
Investments in Affiliates	(921)	0
Exchange-traded or centrally cleared financial derivative instruments	(25,762)	0
Over the counter financial derivative instruments	(17,997)	499,525
Foreign currency	10,397	(15,752)

Net Realized (Loss)	(65,983)	(111,596)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	20,259	820,968
Investments in Affiliates	54	0
Exchange-traded or centrally cleared financial derivative instruments	(1,115)	0
Over the counter financial derivative instruments	(39,630)	(708,461)
Foreign currency assets and liabilities	2,809	(23,451)

Net Change in Unrealized Appreciation (Depreciation)	(17,623)	89,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$(77,230)	$129,736

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Emerging Markets Portfolio		PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$52,356	$42,396	$41,109	$39,286	$43,231	$47,196	$88,105	$122,992
Net realized gain (loss)	8,072	(5,081)	(13,627)	21,197	(9,344)	22,192	4,735	80,560
Net change in unrealized appreciation (depreciation)	(34,933)	19,177	16,958	(34,119)	(30,875)	(50,370)	(84,494)	(86,336)

Net Increase in Net Assets Resulting from Operations	25,495	56,492	44,440	26,364	3,012	19,018	8,346	117,216

Distributions to Shareholders:
From net investment income(a)	(49,340)	(44,490)	(84,075)	(43,200)	(50,431)	(33,300)	(89,002)	(143,501)
From net realized capital gains(a)	0	0	0	0	0	0	(40,987)	(105,935)

Total Distributions	(49,340)	(44,490)	(84,075)	(43,200)	(50,431)	(33,300)	(129,989)	(249,436)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	555,006	482,166	64,918	(317,300)	178,858	(83,672)	(221,088)	(1,229,584)

Total Increase (Decrease) in Net Assets	531,161	494,168	25,283	(334,136)	131,439	(97,954)	(342,731)	(1,361,804)

Net Assets:
Beginning of year	1,583,150	1,088,982	738,703	1,072,839	451,288	549,242	2,388,181	3,749,985
End of year*	$2,114,311	$1,583,150	$763,986	$738,703	$582,727	$451,288	$2,045,450	$2,388,181

* Including undistributed (overdistributed) net investment income of:	$21,997	$13,278	$(71,850)	$(7,094)	$20,417	$22,031	$13,996	$12,764

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 14 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	37

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income	$986,437	$1,089,198	$3,952	$3,022	$7,604	$7,914
Net realized gain (loss)	131,535	621,927	(1,909)	368	2,373	7,439
Net change in unrealized appreciation (depreciation)	(1,484,413)	1,141,567	(1,020)	991	(569)	4,951

Net Increase (Decrease) in Net Assets Resulting from Operations	(366,441)	2,852,692	1,023	4,381	9,408	20,304

Distributions to Shareholders:
From net investment income(a)	(980,850)	(1,049,501)	(3,589)	(4,000)	(7,509)	(9,000)
From net realized capital gains(a)	(496,155)	(174,772)	0	0	(322)	0
Tax basis return of capital(a)	0	0	0	(30)	0	0

Total Distributions	(1,477,005)	(1,224,273)	(3,589)	(4,030)	(7,831)	(9,000)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(502,806)	(1,910,226)	(211,328)	(4,252)	(90,487)	(23,480)

Total (Decrease) in Net Assets	(2,346,252)	(281,807)	(213,894)	(3,901)	(88,910)	(12,176)

Net Assets:
Beginning of year	20,665,768	20,947,575	356,484	360,385	514,758	526,934
End of year*	$18,319,516	$20,665,768	$142,590	$356,484	$425,848	$514,758

* Including undistributed (overdistributed) net investment income of:	$105,538	$103,267	$321	$(31)	$1,027	$283

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 14 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Senior Floating Rate Portfolio

Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

$61,928	$98,633	$7,589	$10,420	$29,901	$27,069	$1,441	$2,581
52,855	110,912	2,981	9,323	(37,497)	16,043	(1,544)	(96)
(29,761)	73,040	(3,895)	3,156	33,885	39,698	178	(636)

85,022	282,585	6,675	22,899	26,289	82,810	75	1,849

(85,657)	(142,801)	(12,431)	(13,599)	(12,603)	(90,601)	(1,263)	(3,024)
0	0	(6,398)	(3,278)	0	0	0	(67)
0	0	0	0	0	0	0	(69)

(85,657)	(142,801)	(18,829)	(16,877)	(12,603)	(90,601)	(1,263)	(3,160)

(860,223)	(2,747,052)	177	(90,296)	(287,661)	(1,245,836)	(24,179)	(42,277)

(860,858)	(2,607,268)	(11,977)	(84,274)	(273,975)	(1,253,627)	(25,367)	(43,588)

2,643,384	5,250,652	164,087	248,361	1,501,480	2,755,107	47,924	91,512
$1,782,526	$2,643,384	$152,110	$164,087	$1,227,505	$1,501,480	$22,557	$47,924

$13,340	$18,849	$2,573	$7,414	$(1,873)	$(25,160)	$113	$(8)

ANNUAL REPORT	MARCH 31, 2016	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,800	$37,398	$14,975	$13,080	$60,961	$52,218
Net realized gain (loss)	2,248	(1,156)	(3)	270	(62,062)	113,022
Net change in unrealized appreciation (depreciation)	(12,078)	(10,235)	14	(797)	(75,199)	118,827

Net Increase (Decrease) in Net Assets Resulting from Operations	11,970	26,007	14,986	12,553	(76,300)	284,067

Distributions to Shareholders:
From net investment income(a)	(28,791)	(39,000)	(15,010)	(13,420)	(57,481)	(38,801)
From net realized capital gains(a)	0	0	(32)	0	0	0

Total Distributions	(28,791)	(39,000)	(15,042)	(13,420)	(57,481)	(38,801)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(503,773)	158,103	(1,109,425)	(1,271,454)	(62,391)	(1,318,826)

Total Increase (Decrease) in Net Assets	(520,594)	145,110	(1,109,481)	(1,272,321)	(196,172)	(1,073,560)

Net Assets:
Beginning of year	1,194,737	1,049,627	5,555,410	6,827,731	2,203,702	3,277,262
End of year*	$674,143	$1,194,737	$4,445,929	$5,555,410	$2,007,530	$2,203,702

* Including undistributed (overdistributed) net investment income of:	$7,410	$11,242	$(26)	$(22)	$11,033	$10,426

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 14 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income	$6,376	$18,840	$152,276	$349,118
Net realized gain (loss)	(65,983)	169,374	(111,596)	(129,857)
Net change in unrealized appreciation (depreciation)	(17,623)	(21,482)	89,056	(28,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,230)	166,732	129,736	190,553

Distributions to Shareholders:
From net investment income(a)	(130,277)	(36,800)	(218,389)	(492,102)
From net realized capital gains(a)	0	0	0	0

Total Distributions	(130,277)	(36,800)	(218,389)	(492,102)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(26,553)	(805,792)	(17,927,253)	(12,467,745)

Total (Decrease) in Net Assets	(234,060)	(675,860)	(18,015,906)	(12,769,294)

Net Assets:
Beginning of year	1,063,915	1,739,775	36,450,693	49,219,987
End of year*	$829,855	$1,063,915	$18,434,787	$36,450,693

* Including undistributed (overdistributed) net investment income of:	$9,762	$108,473	$(51,239)	$(282,549)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 14 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(c) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	41

Statements of Cash Flows

Year Ended March 31, 2016
(Amounts in thousands†)	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Real Return Portfolio	PIMCO U.S. Government Sector Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$8,346	$(366,441)	$26,289	$(76,300)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(2,392,806)	(16,916,474)	(2,900,716)	(2,867,966)
Proceeds from sales of long-term securities	2,697,390	18,184,184	2,555,172	3,164,647
Proceeds from sales of short-term portfolio investments, net	11,206	222,331	100,001	15,265
Decrease in deposits with counterparty	27,862	125,741	1,347	2,905
(Increase) decrease in receivable for investments sold	(9,455)	46,358	(52,152)	22,225
(Increase) decrease in interest and/or dividends receivable	(427)	33,548	(878)	1,855
(Increase) decrease in dividends receivable from Affiliates	(10)	110	4	0
Payments on exchange-traded or centrally cleared financial derivative instruments	(50,764)	(278,042)	(19,819)	(136,141)
Proceeds from over the counter financial derivative instruments	18,765	3,738	20,031	4,596
(Increase) in other assets	(1)	0	(64)	0
Increase (decrease) in payable for investments purchased	40,442	211,293	59,071	(18,150)
(Decrease) in deposits from counterparty	(10,069)	(126,526)	(12,810)	(3,559)
(Decrease) in accrued investment advisory fees	(7)	(38)	(6)	(4)
(Decrease) in accrued supervisory and administrative fees	(10)	(57)	(9)	(6)
Proceeds from (Payments on) short sales transactions, net	0	(1,067)	(10,429)	8
Proceeds from (Payments on) foreign currency transactions	(7)	21,366	(1,825)	0
(Decrease) in other liabilities	0	(71)	0	(2)
Net Realized (Gain) Loss
Investments in securities	(40,129)	(341,654)	31,154	(8,906)
Investments in Affiliates	142	1,365	33	(1)
Exchange-traded or centrally cleared financial derivative instruments	44,365	231,597	24,525	78,087
Over the counter financial derivative instruments	(9,120)	(2,763)	(20,729)	(7,118)
Foreign currency	7	(20,080)	2,514	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	76,792	1,447,352	(50,155)	16,173
Investments in Affiliates	0	19	6	1
Exchange-traded or centrally cleared financial derivative instruments	5,293	43,491	(4,142)	58,797
Over the counter financial derivative instruments	2,409	(5,163)	21,006	228
Foreign currency assets and liabilities	0	(1,286)	(600)	0
Net amortization (accretion) on investments	15,066	41,714	14,644	2,250

Net Cash Provided by (Used for) Operating Activities	435,280	2,554,545	(218,537)	248,884

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	456,878	3,497,707	139,637	1,224,107
Payments on shares redeemed	(795,358)	(5,389,879)	(450,879)	(1,350,383)
Cash dividend paid*	(13,789)	(2,690)	(918)	(6,798)
Proceeds from reverse repurchase agreements	10,700,240	92,959,131	7,581,520	19,239,869
Payments on reverse repurchase agreements	(10,601,573)	(91,042,591)	(7,003,016)	(19,022,257)
Proceeds from sale-buyback transactions	5,875,756	30,026,198	3,381,188	7,227,658
Payments on sale-buyback transactions	(6,042,555)	(32,686,385)	(3,429,324)	(7,552,432)
Proceeds from deposits from counterparty	10,651	100,921	700	138,248
Payments on deposits from counterparty	(9,730)	(100,201)	(700)	(145,707)

Net Cash Received from (Used for) Financing Activities	(419,480)	(2,637,789)	218,208	(247,695)

Net Increase (Decrease) in Cash and Foreign Currency	15,800	(83,244)	(329)	1,189

Cash and Foreign Currency:
Beginning of year	9	97,739	2,612	584
End of year	$15,809	$14,495	$2,283	$1,773

* Reinvestment of distributions	$116,200	$1,474,315	$11,685	$50,683

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$1,059	$14,073	$2,244	$3,220

†	A zero balance may reflect actual amounts rounding to less than one thousand.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.3%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
1.192% due 03/24/2034	$898	$763

INDUSTRIALS 0.4%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,382	1,528
Times Square Hotel Trust
8.528% due 08/01/2026	5,351	6,334
UAL Pass-Through Trust
6.636% due 01/02/2024	1,185	1,242

		9,104

Total Corporate Bonds & Notes (Cost $8,854)		9,867

MUNICIPAL BONDS & NOTES 0.2%

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.712% due 04/01/2040	720	713

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,425	3,074

Total Municipal Bonds & Notes (Cost $3,949)		3,787

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.493% due 07/25/2037	4,166	3,919
0.563% due 03/25/2036	57	55
0.673% due 08/25/2031 - 05/25/2032	179	175
0.841% due 09/17/2027	3	3
0.883% due 06/25/2021 - 02/25/2033	122	124
0.933% due 01/25/2020 - 03/25/2022	39	39
0.983% due 12/25/2021	6	6
1.040% due 11/18/2031	4	4
1.083% due 11/25/2031	71	73
1.133% due 04/25/2022	5	5
1.183% due 05/25/2022	12	12
1.283% due 05/25/2018 - 10/25/2020	19	20
1.300% due 12/25/2021	2	2
1.333% due 08/25/2023	16	16
1.433% due 12/25/2023 - 04/25/2032	29	29
1.522% due 03/01/2044 - 10/01/2044	104	106
1.583% due 10/25/2022 - 09/25/2023	15	15
1.722% due 11/01/2030 - 10/01/2040	67	68
1.793% due 02/01/2033	250	261
1.905% due 10/01/2026 - 11/01/2040	98	100
1.993% due 06/01/2033	23	23
2.000% due 12/25/2023	25	26
2.003% due 03/01/2035	37	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.114% due 07/01/2035	$48	$50
2.130% due 03/01/2035	30	31
2.166% due 04/01/2036	7	7
2.201% due 08/01/2033	84	88
2.208% due 09/01/2033	38	40
2.223% due 02/01/2035	24	25
2.225% due 01/01/2035	13	14
2.236% due 11/01/2035	5	5
2.244% due 05/01/2025	4	4
2.255% due 03/01/2030	11	11
2.285% due 11/01/2034	36	38
2.307% due 05/01/2036	20	21
2.310% due 04/01/2033	22	23
2.318% due 12/01/2035	26	27
2.324% due 12/01/2033	1	1
2.325% due 08/01/2033	19	20
2.370% due 11/01/2034	3	3
2.374% due 04/01/2018	2	2
2.375% due 04/01/2032	20	20
2.377% due 05/01/2034	53	56
2.379% due 10/01/2032	26	28
2.385% due 08/01/2032	5	5
2.395% due 09/01/2033	17	18
2.426% due 02/01/2035	22	23
2.445% due 10/01/2034	13	13
2.447% due 03/01/2033 - 09/01/2033	18	19
2.450% due 11/01/2032	82	87
2.465% due 05/01/2033	65	68
2.470% due 10/01/2031	6	6
2.497% due 07/01/2033	25	26
2.500% due 09/01/2032 - 12/01/2036	76	78
2.501% due 03/01/2035	16	17
2.505% due 07/01/2033	16	17
2.513% due 09/01/2030	24	24
2.523% due 10/01/2033	8	8
2.578% due 12/01/2036	51	54
2.590% due 05/01/2031	6	6
2.605% due 06/01/2033	23	23
2.624% due 04/01/2034	5	5
2.643% due 12/01/2036	46	48
2.650% due 01/01/2033	27	28
2.667% due 03/01/2032	28	29
2.730% due 08/01/2035	37	39
2.750% due 10/01/2016 - 09/01/2033	29	29
2.758% due 01/01/2037	20	21
2.790% due 04/01/2036	35	37
2.875% due 03/01/2029	7	7
2.993% due 06/01/2033	114	120
3.485% due 05/01/2036	28	29
3.875% due 03/01/2019	3	3
4.000% due 11/01/2019 - 11/25/2033	94	103
4.250% due 10/01/2027 - 03/25/2033	3	3
5.000% due 06/25/2023 - 11/25/2032	446	495
5.500% due 08/01/2018 - 09/25/2035	1,632	1,976
6.500% due 06/25/2028	38	43
6.770% due 01/18/2029	14	14
7.000% due 02/01/2019 - 07/25/2042	15	16
7.500% due 08/25/2021 - 07/25/2022	32	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 05/01/2017 - 04/01/2032	$117	$130
15.167% due 08/25/2021	16	19
Fannie Mae, TBA
3.500% due 05/01/2046 - 06/01/2046	8,000	8,374
4.000% due 04/01/2046 - 06/01/2046	124,000	132,525
Freddie Mac
0.686% due 10/15/2032	15	15
0.693% due 08/25/2031	105	102
0.786% due 12/15/2029	18	18
0.793% due 10/25/2029	1	1
0.886% due 12/15/2031	6	6
0.986% due 04/15/2022 - 08/15/2031	21	21
1.086% due 03/15/2020	6	6
1.136% due 06/15/2022	9	9
1.386% due 02/15/2021	5	5
1.390% due 09/25/2023	339	342
1.420% due 05/15/2023	21	22
1.522% due 10/25/2044 - 02/25/2045	4,244	4,317
1.536% due 05/15/2023	7	7
1.570% due 10/15/2022	8	8
1.722% due 07/25/2044	953	1,002
2.094% due 09/01/2035	19	20
2.360% due 04/01/2036	18	19
2.401% due 11/01/2027	61	62
2.421% due 09/01/2028	20	21
2.422% due 10/01/2034	34	35
2.456% due 10/01/2033	5	5
2.458% due 04/01/2032	92	94
2.473% due 04/01/2033	3	3
2.480% due 04/01/2034	33	35
2.483% due 09/01/2033	69	73
2.500% due 08/01/2032	4	4
2.501% due 02/01/2022	4	4
2.505% due 01/01/2035	11	11
2.552% due 01/01/2035	36	38
2.553% due 02/01/2035	11	12
2.568% due 02/01/2035	34	35
2.571% due 02/01/2035	34	35
2.580% due 08/01/2030	16	16
2.581% due 12/01/2033	81	86
2.583% due 11/01/2034	62	66
2.590% due 09/01/2035	18	19
2.597% due 04/01/2035	157	161
2.612% due 01/01/2035	20	21
2.615% due 11/01/2023	4	4
2.617% due 07/01/2037	60	63
2.623% due 11/01/2034	55	58
2.625% due 03/01/2028	5	5
2.627% due 08/01/2023	14	15
2.653% due 02/01/2026	4	4
2.717% due 03/01/2032	63	65
2.740% due 03/01/2033	7	8
2.773% due 03/01/2030	23	24
2.781% due 01/01/2032	4	5
2.855% due 02/01/2036	27	29
2.930% due 03/01/2034	39	42
2.933% due 02/01/2035	53	55
4.000% due 10/15/2033	97	104
4.333% due 05/01/2026	11	11
4.500% due 05/15/2018 - 09/15/2018	115	117
5.000% due 02/15/2036	538	608
5.500% due 05/15/2036	42	47

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.832% due 08/01/2031	$71	$76
6.500% due 03/15/2021 - 07/25/2043	623	740
7.000% due 06/15/2029	25	28
7.500% due 02/15/2023 - 01/15/2031	13	15
8.000% due 03/15/2023	22	26
9.250% due 11/15/2019	1	1
9.500% due 04/15/2020	2	3
Ginnie Mae
0.832% due 02/20/2029	1	1
1.750% due 01/20/2023 - 05/20/2032	156	161
1.875% due 07/20/2029 - 09/20/2033	86	89
2.000% due 04/20/2017 - 10/20/2033	186	194
2.250% due 01/20/2034	29	30
3.000% due 04/20/2018 - 04/20/2019	7	7

Total U.S. Government Agencies (Cost $158,217)		159,644

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.500% due 08/31/2018 (f)(h)	12,100	12,309

Total U.S. Treasury Obligations (Cost $12,061)		12,309

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.4%
Adjustable Rate Mortgage Trust
0.703% due 11/25/2035	1,581	1,435
0.713% due 11/25/2035	2,547	2,318
2.803% due 04/25/2035	512	507
American Home Mortgage Investment Trust
2.506% due 09/25/2035	7,026	6,910
2.881% due 06/25/2045	6,345	6,196
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	5,209	3,916
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,130
Banc of America Funding Trust
0.622% due 10/20/2036	9,202	7,105
2.063% due 01/26/2037	41	41
2.703% due 09/20/2046	2,818	2,321
3.023% due 01/20/2047 ^	25	21
5.050% due 10/20/2046 ^	867	685
Banc of America Mortgage Trust
2.551% due 05/25/2033	127	126
2.623% due 07/25/2033	171	163
2.747% due 12/25/2033	145	142
2.882% due 11/25/2033	43	42
2.887% due 06/25/2034	711	701
2.891% due 10/25/2035 ^	1,237	1,086
2.943% due 06/25/2035	1,329	1,292
3.431% due 02/25/2033	93	92
BCAP LLC Trust
2.841% due 06/26/2035	4,051	4,022
BCRR Trust
5.794% due 08/17/2045	6,901	7,056
5.858% due 07/17/2040	17,236	17,822
Bear Stearns Adjustable Rate Mortgage Trust
2.442% due 02/25/2036 ^	357	331
2.749% due 11/25/2030	59	56
2.779% due 11/25/2034	607	598
2.799% due 05/25/2034	123	116
2.814% due 08/25/2035	3,228	2,915

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.837% due 10/25/2034	$26	$25
2.891% due 05/25/2033	340	318
2.926% due 02/25/2033	9	9
2.948% due 07/25/2034	1	1
2.971% due 01/25/2034	90	91
2.998% due 10/25/2034	147	135
3.004% due 05/25/2047 ^	1,285	1,155
3.034% due 04/25/2034	142	140
3.171% due 02/25/2035	3,698	3,646
Bear Stearns ALT-A Trust
2.510% due 12/25/2033	821	822
2.521% due 01/25/2036 ^	938	768
2.620% due 08/25/2036 ^	2,265	1,661
2.623% due 04/25/2035	155	149
2.731% due 02/25/2036 ^	6,324	4,586
2.773% due 11/25/2035 ^	2,793	2,056
3.111% due 08/25/2036 ^	2,240	1,656
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	57	58
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	7,676	7,847
5.331% due 02/11/2044	9,267	9,458
Bear Stearns Mortgage Securities, Inc.
2.827% due 06/25/2030	22	22
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	8,798	6,247
2.775% due 01/26/2036	1,797	1,385
Bella Vista Mortgage Trust
0.678% due 05/20/2045	5,967	4,502
0.803% due 02/25/2035	11,053	8,081
CBA Commercial Small Balance Commercial Mortgage
0.713% due 12/25/2036	183	161
Charlotte Gateway Village LLC
6.410% due 12/01/2016	190	192
Chase Mortgage Finance Trust
2.689% due 12/25/2035 ^	3,185	2,900
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.023% due 01/25/2035	836	708
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049	19,367	19,904
Citigroup Global Markets Mortgage Securities, Inc.
0.933% due 05/25/2032	54	52
2.740% due 09/25/2033	8	8
8.500% due 05/25/2032	203	208
Citigroup Mortgage Loan Trust, Inc.
0.763% due 12/25/2034	497	434
1.236% due 08/25/2035 ^	443	331
2.070% due 09/25/2035	3,014	2,919
2.660% due 05/25/2035	61	60
2.730% due 10/25/2035	91	90
2.740% due 11/25/2035	4,837	4,603
2.744% due 08/25/2035	1,006	988
Commercial Mortgage Loan Trust
6.095% due 12/10/2049	3,345	3,495
Community Program Loan Trust
4.500% due 04/01/2029	208	207
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,798
Countrywide Alternative Loan Trust
0.593% due 07/25/2036	9,858	10,332
0.612% due 02/20/2047 ^	3,959	2,954
0.623% due 09/25/2046 ^	934	819
0.627% due 12/20/2046 ^	19,520	14,493
0.632% due 07/20/2046 ^	1,494	1,033
0.633% due 06/25/2037	1,484	1,260
0.642% due 03/20/2046	728	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.683% due 05/25/2035	$270	$176
0.683% due 06/25/2035	4,814	4,304
0.703% due 02/25/2036	264	215
0.713% due 12/25/2035	870	756
0.726% due 11/25/2035	85	70
0.743% due 10/25/2035	4,795	3,849
0.748% due 11/20/2035	648	545
0.763% due 10/25/2035	118	93
0.933% due 05/25/2035 ^	596	480
1.191% due 03/25/2047 ^	7,714	5,813
1.206% due 11/25/2035	4,643	3,969
1.351% due 02/25/2036	1,494	1,304
1.721% due 08/25/2035	10,555	9,410
5.500% due 11/25/2035 ^	2,542	2,183
5.500% due 03/25/2036 ^	158	132
5.750% due 03/25/2037 ^	744	657
6.250% due 12/25/2033	114	117
6.500% due 11/25/2031	142	148
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035	79	66
1.033% due 03/25/2035	42	38
1.073% due 03/25/2035	4,718	3,831
1.113% due 02/25/2035	163	141
1.133% due 02/25/2035	1,176	1,035
1.213% due 02/25/2035	232	179
1.353% due 09/25/2034	297	211
2.297% due 06/19/2031	3	2
2.390% due 04/25/2035 ^	151	48
2.592% due 02/20/2036 ^	375	347
2.602% due 02/20/2036 ^	366	322
2.745% due 08/25/2034 ^	2,616	2,254
2.757% due 02/20/2035	941	936
2.763% due 08/25/2034	259	233
2.795% due 02/19/2034	45	42
2.840% due 07/19/2033	113	109
2.862% due 02/25/2034	159	156
2.888% due 02/19/2034	30	30
3.061% due 05/19/2033	18	18
6.000% due 11/25/2037	294	270
Credit Suisse Commercial Mortgage Trust
3.304% due 09/15/2037	10,000	10,306
6.067% due 02/15/2041	12,800	13,360
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032	132	122
1.583% due 09/25/2034 ^	2,610	2,243
2.331% due 06/25/2033	388	379
2.373% due 07/25/2033	36	36
2.607% due 12/25/2033	679	663
2.710% due 12/25/2032 ^	61	49
2.728% due 10/25/2033	282	277
5.500% due 11/25/2035	376	341
5.750% due 04/25/2033	22	23
6.250% due 07/25/2035	678	717
7.000% due 02/25/2033	31	32
Credit Suisse Mortgage Capital Certificates
2.618% due 08/27/2037	33	33
5.342% due 12/16/2043	5,000	5,118
5.467% due 09/18/2039	1,896	1,895
5.509% due 04/15/2047	2,600	2,604
5.692% due 04/16/2049	2,475	2,535
5.695% due 04/16/2049	4,400	4,479
5.750% due 12/26/2035	755	671
Downey Savings & Loan Association Mortgage Loan Trust
1.262% due 04/19/2047	1,071	929
Extended Stay America Trust
0.000% due 12/05/2031 (a)	24,500	2

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Alternative Mortgage Securities Trust
2.375% due 06/25/2034	$3,448	$3,362
2.428% due 09/25/2034	3,598	3,496
2.479% due 03/25/2035	337	264
First Horizon Mortgage Pass-Through Trust
2.738% due 02/25/2035	209	208
First Republic Bank Mortgage Pass-Through Certificates
0.913% due 06/25/2030	38	38
GMAC Mortgage Corp. Loan Trust
3.383% due 05/25/2035	50	48
GreenPoint Mortgage Funding Trust
0.643% due 04/25/2036	380	282
0.703% due 07/25/2035	1,937	1,857
0.893% due 06/25/2045	301	262
Greenwich Capital Acceptance, Inc.
3.118% due 06/25/2024	13	12
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	12,045	12,295
GS Mortgage Securities Trust
5.794% due 08/10/2045	22,905	23,620
GSMPS Mortgage Loan Trust
0.783% due 09/25/2035	36,173	29,493
7.000% due 06/25/2043	916	972
8.000% due 09/19/2027	393	395
GSR Mortgage Loan Trust
0.623% due 08/25/2046	3,259	3,164
0.783% due 01/25/2034	30	25
2.714% due 04/25/2035	1,665	1,622
2.910% due 01/25/2036 ^	494	459
2.914% due 09/25/2035	515	527
2.992% due 04/25/2035	1,638	1,626
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.612% due 07/19/2046 ^	4,123	2,384
0.622% due 02/19/2046	629	478
0.652% due 05/19/2035	405	334
0.670% due 03/19/2036	502	358
0.672% due 06/19/2035	6,779	5,973
1.132% due 01/19/2035	56	39
2.223% due 11/19/2034	29	27
2.505% due 06/19/2045 ^	391	240
2.944% due 12/19/2035 ^	34	29
3.007% due 08/19/2034	239	228
HSI Asset Securitization Corp. Trust
1.073% due 07/25/2035	123	124
Impac CMB Trust
1.336% due 10/25/2033	201	192
Impac Secured Assets Trust
0.783% due 05/25/2036	139	125
0.863% due 08/25/2036	499	472
1.373% due 11/25/2034	38	37
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	16	15
IndyMac Mortgage Loan Trust
0.553% due 07/25/2036	37,621	29,790
0.623% due 09/25/2046	958	786
0.673% due 04/25/2035	271	240
0.713% due 03/25/2035	193	168
0.733% due 06/25/2037 ^	194	101
0.753% due 02/25/2035	2,434	2,238
1.073% due 07/25/2045	92	75
1.233% due 11/25/2034	6,816	6,133
1.653% due 09/25/2034	200	175
2.889% due 02/25/2036	10,403	8,543
2.985% due 06/25/2036	3,661	2,525
3.911% due 06/25/2036	2,323	2,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
0.939% due 06/27/2037	$5,330	$4,305
3.260% due 10/25/2036	7,746	5,720
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	13,909	14,122
5.431% due 06/12/2047	12,846	13,066
5.699% due 02/12/2049	41,193	42,346
5.794% due 02/12/2051	7,693	7,995
5.811% due 06/12/2043	4,864	4,872
JPMorgan Mortgage Trust
2.425% due 07/25/2035	10,453	10,375
2.645% due 10/25/2035 ^	117	95
2.778% due 06/25/2035	255	247
2.823% due 10/25/2035	350	344
2.857% due 04/25/2035	139	140
5.000% due 07/25/2036	1,080	1,013
JPMorgan Resecuritization Trust
2.237% due 07/27/2037	42	41
3.248% due 04/20/2036	90	90
6.000% due 02/27/2037	462	465
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	2	3
Lavender Trust
6.250% due 09/26/2036	178	178
LB Commercial Mortgage Trust
5.852% due 07/15/2044	11,216	11,626
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	5,065	5,154
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	587	474
Lehman XS Trust
0.663% due 04/25/2046 ^	2,135	1,647
MASTR Adjustable Rate Mortgages Trust
0.763% due 12/25/2034	1,326	1,117
2.555% due 12/25/2033	126	119
2.874% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	135	136
5.500% due 09/25/2033	387	386
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031	165	154
Merrill Lynch Mortgage Investors Trust
1.053% due 08/25/2028	23	22
1.073% due 10/25/2028	234	229
1.173% due 03/25/2028	38	36
2.065% due 01/25/2029	29	29
2.361% due 04/25/2035	55	53
2.723% due 08/25/2033	306	71
2.788% due 11/25/2035	18,533	17,908
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.737% due 06/12/2050	9,023	9,320
Morgan Stanley Capital Trust
5.439% due 02/12/2044	1,082	1,081
5.665% due 04/15/2049	5,648	5,805
5.692% due 04/15/2049	11,305	11,580
5.809% due 12/12/2049	9,128	9,515
Morgan Stanley Mortgage Loan Trust
0.693% due 03/25/2036	4,557	3,469
0.703% due 09/25/2035	3,096	3,055
2.652% due 10/25/2034	121	119
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	8,314	8,512
5.794% due 08/15/2045	2,610	2,671
Motel 6 Trust
4.532% due 02/05/2030	5,000	4,891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	$837	$811
RBSSP Resecuritization Trust
2.350% due 12/26/2036	250	251
Residential Accredit Loans, Inc. Trust
0.623% due 04/25/2046	1,705	1,308
0.633% due 10/25/2046	36,417	27,482
0.643% due 06/25/2037	420	314
0.643% due 04/25/2046	127	57
3.358% due 09/25/2034	18	17
6.500% due 10/25/2036 ^	5,228	4,300
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	10	10
Residential Asset Securitization Trust
0.783% due 10/25/2018	44	43
0.883% due 02/25/2034	70	63
0.883% due 04/25/2035	1,211	896
6.250% due 08/25/2036	4,776	4,324
6.500% due 04/25/2037 ^	5,421	3,285
Residential Funding Mortgage Securities, Inc. Trust
0.833% due 07/25/2018	40	39
3.035% due 06/25/2035	2,349	2,235
3.876% due 02/25/2036 ^	149	134
6.500% due 03/25/2032	1	1
RiverView HECM Trust
1.010% due 05/25/2047	31,766	27,230
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	6,731	6,726
6.068% due 09/17/2039	1,346	1,368
SACO, Inc.
7.000% due 08/25/2036	12	12
Sequoia Mortgage Trust
0.812% due 10/20/2027	22	21
0.832% due 10/20/2027	53	52
0.892% due 02/20/2035	236	223
1.038% due 05/20/2034	808	774
1.052% due 11/20/2034	79	74
1.112% due 10/20/2027	441	430
1.132% due 10/19/2026	105	103
1.449% due 02/20/2034	385	361
1.873% due 06/20/2034	91	89
1.966% due 08/20/2034	216	217
2.288% due 09/20/2032	50	47
2.443% due 01/20/2047 ^	1,452	1,179
Silver Oak Ltd.
2.073% due 06/21/2018	13,800	13,824
Structured Adjustable Rate Mortgage Loan Trust
0.773% due 08/25/2035	865	822
1.168% due 06/25/2034	744	692
1.751% due 01/25/2035	1,092	865
1.777% due 05/25/2035	1,398	958
2.718% due 04/25/2034	178	175
2.772% due 02/25/2036 ^	2,744	2,403
2.795% due 02/25/2034	182	178
Structured Asset Mortgage Investments Trust
0.713% due 02/25/2036 ^	465	357
0.743% due 12/25/2035 ^	3,880	2,764
1.032% due 07/19/2034	1,556	1,319
1.132% due 03/19/2034	459	416
1.272% due 10/19/2033	127	114
Structured Asset Mortgage Investments, Inc.
1.655% due 05/02/2030	80	48
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,721	1,551
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.867% due 02/25/2032	20	18

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.533% due 10/25/2031	$24	$24
2.792% due 06/25/2032	7	5
2.981% due 06/25/2033	274	270
3.009% due 07/25/2032	11	10
Travelers Mortgage Services, Inc.
2.254% due 09/25/2018	12	13
Wachovia Bank Commercial Mortgage Trust
0.940% due 10/15/2041 (a)	10,215	8
5.703% due 06/15/2049	4,060	4,156
Wachovia Mortgage Loan Trust LLC
2.719% due 10/20/2035	863	816
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045	6,085	5,584
0.703% due 12/25/2045	7,449	6,870
0.723% due 07/25/2045	593	557
0.823% due 10/25/2044	1,091	1,050
0.853% due 06/25/2044	4,902	4,394
0.933% due 07/25/2044	65	59
1.173% due 11/25/2034	393	351
1.191% due 11/25/2046	38,275	29,438
1.351% due 02/25/2046	554	504
1.351% due 08/25/2046	22,963	18,869
1.473% due 12/19/2039	326	310
1.578% due 11/25/2041	7	7
1.717% due 08/25/2042	453	431
1.751% due 06/25/2042	453	434
2.155% due 08/25/2046	3,769	3,336
2.472% due 02/25/2037 ^	798	713
2.475% due 08/25/2033	30	29
2.487% due 03/25/2033	291	289
2.507% due 06/25/2034	155	156
2.748% due 01/25/2033	186	188
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	35	35
Washington Mutual Mortgage Pass-Through Certificates Trust
0.939% due 01/25/2018	4	4
1.083% due 10/25/2035	1,393	1,101
1.181% due 11/25/2046	22,665	15,551
2.273% due 02/25/2033	22	21
2.356% due 12/25/2032	381	378
2.473% due 11/25/2030	40	40
5.750% due 03/25/2033	189	193
6.000% due 03/25/2033	25	26
Wells Fargo Mortgage Loan Trust
2.960% due 09/27/2036	4,741	4,087
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	617	535
2.615% due 11/25/2033	107	108
2.796% due 05/25/2035	239	235
2.807% due 07/25/2036 ^	634	611
2.837% due 03/25/2036	6,343	6,224
2.844% due 03/25/2036	242	232
3.034% due 03/25/2036 ^	3,559	3,484
5.638% due 12/25/2036	276	260
6.000% due 08/25/2037 ^	647	639

Total Non-Agency Mortgage-Backed Securities (Cost $865,937)		875,927

ASSET-BACKED SECURITIES 39.0%
ABFS Mortgage Loan Trust
6.233% due 07/15/2033	1,365	973
Accredited Mortgage Loan Trust
0.563% due 02/25/2037	12,180	11,645
1.516% due 04/25/2035	1,570	1,309
ACE Securities Corp. Home Equity Loan Trust
1.483% due 12/25/2033	623	589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.483% due 07/25/2034	$249	$227
AFC Home Equity Loan Trust
1.033% due 06/25/2028	579	512
1.103% due 04/25/2028	84	77
American Home Mortgage Investment Trust
0.796% due 08/25/2035	12	7
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.876% due 08/25/2034	6,858	6,858
1.013% due 10/25/2035	14,780	10,592
1.348% due 01/25/2035	793	642
1.483% due 11/25/2034	9,280	8,149
1.543% due 03/25/2035	6,305	4,963
1.786% due 02/25/2033	1,288	1,213
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	20	19
1.133% due 08/25/2032	12	11
1.433% due 10/25/2034	5,958	5,709
Amresco Residential Securities Corp. Mortgage Loan Trust
0.928% due 06/25/2028	48	45
0.988% due 06/25/2027	17	17
0.988% due 09/25/2027	104	102
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.773% due 11/25/2035	1,199	1,165
0.923% due 10/25/2035	1,000	808
1.483% due 11/25/2034	3,380	3,295
1.486% due 10/25/2033	886	867
3.016% due 01/25/2034	3,063	2,953
Asset-Backed Funding Certificates Trust
1.113% due 04/25/2033	801	762
1.453% due 03/25/2032	740	705
Asset-Backed Securities Corp. Home Equity Loan Trust
0.956% due 06/15/2031	113	110
1.378% due 09/25/2034	562	517
1.786% due 04/15/2033	69	67
Bear Stearns Asset-Backed Securities Trust
0.583% due 07/25/2036	10,466	9,644
0.593% due 08/25/2036	1,266	1,092
0.833% due 03/25/2035	1,565	1,556
0.833% due 02/25/2036	3,338	3,195
0.834% due 09/25/2034	145	131
0.853% due 07/25/2036	2,745	2,697
0.923% due 06/25/2036	389	382
1.093% due 10/25/2032	48	46
1.133% due 11/25/2035 ^	2,337	1,959
1.233% due 10/27/2032	24	23
1.333% due 12/25/2033	577	538
1.393% due 04/25/2035	3,013	2,797
1.433% due 10/25/2037	5,397	2,704
1.433% due 11/25/2042	177	162
1.613% due 06/25/2043	905	864
1.633% due 10/25/2032	153	144
1.633% due 10/25/2034	5,766	5,739
1.683% due 08/25/2037	8,692	7,886
1.933% due 11/25/2042	108	99
2.083% due 11/25/2042	1,460	1,398
2.918% due 07/25/2036	826	504
5.500% due 12/25/2035	173	147
5.750% due 10/25/2033	613	632
6.000% due 06/25/2034	800	804
Bear Stearns Second Lien Trust
1.633% due 12/25/2036	5,000	4,671
CDC Mortgage Capital Trust
1.053% due 01/25/2033	27	25
1.483% due 01/25/2033	500	465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centex Home Equity Loan Trust
1.123% due 09/25/2034	$163	$126
1.156% due 06/25/2034	770	651
5.160% due 09/25/2034	666	627
Chase Funding Trust
1.013% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIFC Funding Ltd.
1.459% due 08/14/2024	10,000	9,977
1.986% due 12/05/2024	17,500	17,383
CIT Group Home Equity Loan Trust
1.410% due 12/25/2031	299	280
Citigroup Global Markets Mortgage Securities, Inc.
0.913% due 03/25/2028	5	5
Citigroup Mortgage Loan Trust, Inc.
0.513% due 01/25/2037	255	154
1.378% due 08/25/2035	3,738	3,475
5.550% due 08/25/2035	500	469
5.629% due 08/25/2035	2,777	2,536
Conseco Finance Home Equity Loan Trust
1.136% due 08/15/2033	135	131
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,394	880
Conseco Financial Corp.
6.220% due 03/01/2030	1,244	1,319
6.240% due 12/01/2028	59	63
6.760% due 03/01/2030	107	115
6.810% due 12/01/2028	1,128	1,199
6.860% due 07/15/2028	4	4
6.870% due 04/01/2030	17	19
7.140% due 03/15/2028	78	81
7.140% due 01/15/2029	31	32
7.550% due 01/15/2029	204	209
7.620% due 06/15/2028	12	12
Countrywide Asset-Backed Certificates
0.573% due 02/25/2037	2,441	2,385
0.603% due 06/25/2037	20,076	19,018
0.613% due 09/25/2036	2,108	2,077
0.623% due 10/25/2034	225	221
0.623% due 11/25/2037	2,127	1,933
0.673% due 12/25/2031 ^	235	171
0.703% due 09/25/2036	7,156	6,439
0.806% due 04/25/2036	579	477
0.993% due 04/25/2034	297	268
1.033% due 11/25/2033	13	12
1.053% due 09/25/2033	211	195
1.113% due 06/25/2033	11	10
1.133% due 11/25/2035	2,317	2,217
1.233% due 03/25/2033	977	900
1.303% due 04/25/2034	1,592	1,490
1.333% due 05/25/2032	183	175
1.408% due 06/25/2035	741	734
1.433% due 09/25/2032	188	175
1.483% due 08/25/2035	2,573	2,285
5.125% due 12/25/2034	3,873	3,777
5.413% due 01/25/2034	58	58
Countrywide Asset-Backed Certificates Trust
0.893% due 09/25/2034	21	21
0.926% due 02/25/2036	14,564	14,066
0.966% due 02/25/2036	4,696	4,012
1.173% due 12/25/2034	36	34
1.213% due 11/25/2034	1,356	1,318
1.408% due 10/25/2034	2,232	2,086
4.720% due 05/25/2036 ^	360	388
Countrywide Home Equity Loan Trust
0.626% due 04/15/2032	10,208	11,442

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
0.793% due 05/25/2044	$23	$23
1.053% due 01/25/2032	14	12
Credit-Based Asset Servicing and Securitization LLC
1.093% due 04/25/2036	56	56
4.131% due 12/25/2035	414	410
6.780% due 05/25/2035	471	472
Dryden Senior Loan Fund
1.792% due 01/15/2022	27,497	27,345
EFS Volunteer LLC
1.313% due 07/26/2027	743	734
EMC Mortgage Loan Trust
0.886% due 12/25/2042	753	718
1.186% due 08/25/2040	419	405
Encore Credit Receivables Trust
1.363% due 11/25/2035	10,000	6,522
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	435	439
Equity One Mortgage Pass-Through Trust
0.776% due 07/25/2034	4	4
0.933% due 07/25/2034	67	50
1.033% due 04/25/2034	1,215	1,007
First Franklin Mortgage Loan Trust
0.543% due 12/25/2037	287	176
0.913% due 12/25/2035	5,500	5,213
1.053% due 11/25/2031	100	90
First NLC Trust
0.573% due 08/25/2037	30,892	14,823
0.713% due 08/25/2037	2,386	1,173
Gallatin CLO Ltd.
1.892% due 07/15/2023	13,705	13,686
GCAT LLC
4.500% due 03/25/2021	10,200	10,210
GMAC Mortgage Corp. Home Equity Loan Trust
1.186% due 02/25/2031	65	65
Goldman Sachs Asset Management CLO PLC
0.836% due 08/01/2022	296	296
GSAMP Trust
0.736% due 10/25/2036 ^	5,930	803
0.783% due 01/25/2045	57	56
1.168% due 09/25/2035 ^	34,366	30,090
1.261% due 03/25/2034	1,338	1,252
1.408% due 08/25/2033	14	12
Home Equity Asset Trust
0.813% due 01/25/2036	4,560	4,559
1.033% due 11/25/2032	1	1
1.228% due 07/25/2034	510	478
1.348% due 03/25/2035	7,325	6,498
1.353% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	94	70
5.821% due 04/25/2035	191	195
HSI Asset Loan Obligation Trust
0.496% due 12/25/2036	14	6
HSI Asset Securitization Corp. Trust
0.793% due 12/25/2035	6,600	5,570
IMC Home Equity Loan Trust
7.310% due 11/20/2028	31	32
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.593% due 07/25/2037	136	81
0.683% due 03/25/2036	2,598	2,540
0.883% due 08/25/2035	228	227
2.461% due 07/25/2034	754	694
Irwin Home Equity Loan Trust
1.783% due 02/25/2029	75	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Trust
0.516% due 08/25/2036	$2	$1
0.543% due 08/25/2036	1,669	789
0.586% due 07/25/2036	4,699	4,494
KKR CLO Trust
1.740% due 12/15/2024	40,000	39,710
KVK CLO Ltd.
1.992% due 07/15/2023	4,271	4,257
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,264	1,385
Lehman XS Trust
0.583% due 04/25/2037 ^	84	63
Long Beach Mortgage Loan Trust
0.583% due 05/25/2036	26,509	13,521
0.763% due 01/25/2046	47	42
1.133% due 03/25/2032	0	1
1.138% due 08/25/2035	1,514	1,505
1.288% due 07/25/2034	344	331
1.483% due 10/25/2034	107	91
1.858% due 03/25/2032	201	193
Massachusetts Educational Financing Authority
1.569% due 04/25/2038	983	968
MASTR Asset-Backed Securities Trust
0.563% due 08/25/2036	20,522	10,600
0.583% due 05/25/2037	142	138
1.183% due 12/25/2034 ^	2,554	2,450
1.258% due 10/25/2034	1,234	1,165
MASTR Specialized Loan Trust
1.283% due 05/25/2037	630	184
Merrill Lynch First Franklin Mortgage Loan Trust
1.933% due 10/25/2037	449	392
Merrill Lynch Mortgage Investors Trust
0.493% due 10/25/2037 ^	333	92
0.513% due 09/25/2037	105	38
0.523% due 06/25/2037	469	184
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,486	2,667
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 05/25/2037	239	144
0.533% due 11/25/2036	7,657	4,457
0.583% due 06/25/2036	4,959	4,301
0.753% due 11/25/2035	2,182	2,183
0.773% due 03/25/2037	12,147	5,609
0.893% due 06/25/2034	31	31
1.633% due 06/25/2033	523	505
2.433% due 07/25/2037 ^	449	21
2.833% due 08/25/2034	433	412
Morgan Stanley Dean Witter Capital, Inc. Trust
1.783% due 02/25/2033	142	135
2.908% due 01/25/2032	472	393
Morgan Stanley Mortgage Loan Trust
0.753% due 11/25/2036	1,853	873
Mountain View Funding CLO Ltd.
0.882% due 04/15/2019	89	88
New Century Home Equity Loan Trust
0.613% due 05/25/2036	451	337
2.082% due 06/20/2031	242	241
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.053% due 01/25/2036	800	732
North Carolina State Education Assistance Authority
1.419% due 07/25/2036	4,400	4,149
NovaStar Mortgage Funding Trust
0.533% due 03/25/2037	16	8
1.213% due 05/25/2033	3	2
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	22,939
Option One Mortgage Loan Trust
1.213% due 02/25/2035	804	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.228% due 05/25/2034	$26	$24
1.233% due 02/25/2035	45	45
Option One Mortgage Loan Trust Asset-Backed Certificates
0.932% due 08/20/2030	5	5
0.973% due 06/25/2032	3	2
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.168% due 03/25/2035	2,500	2,321
1.408% due 10/25/2034	811	803
1.483% due 10/25/2034	11,119	9,343
1.543% due 12/25/2034	4,881	4,855
People’s Choice Home Loan Securities Trust
1.081% due 05/25/2035	134	135
Popular ABS Mortgage Pass-Through Trust
0.523% due 06/25/2047 ^	329	329
4.283% due 01/25/2036 ^	208	143
RAAC Trust
0.773% due 02/25/2036	7,650	6,866
0.833% due 06/25/2047	8,974	8,489
0.913% due 03/25/2037	5,494	5,307
1.633% due 09/25/2047	11,695	11,326
2.933% due 12/25/2035	1,447	1,375
Renaissance Home Equity Loan Trust
1.533% due 09/25/2037	778	387
1.633% due 08/25/2032	707	639
1.673% due 03/25/2033	18	17
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.623% due 01/25/2036	456	456
0.733% due 05/25/2036 ^	36,928	27,717
1.213% due 02/25/2033	4	3
5.629% due 04/25/2034	905	947
5.662% due 07/25/2034 ^	1,726	1,610
5.707% due 08/25/2034 ^	2,436	2,389
Residential Asset Securities Corp. Trust
0.583% due 01/25/2037	10,343	9,465
0.703% due 05/25/2037	5,835	5,314
1.013% due 06/25/2033	1,140	959
1.078% due 03/25/2035	3,546	3,236
1.228% due 01/25/2035	69	65
5.120% due 12/25/2033	299	271
Residential Funding Home Equity Loan Trust
0.723% due 12/25/2032	1	1
6.230% due 06/25/2037	5,000	4,405
SACO, Inc.
0.793% due 05/25/2036	1,152	2,052
0.953% due 06/25/2036 ^	243	417
1.183% due 07/25/2035	1,460	1,372
Salomon Mortgage Loan Trust
1.336% due 11/25/2033	747	740
Saxon Asset Securities Trust
0.936% due 03/25/2032	353	327
0.976% due 03/25/2035	685	619
Securitized Asset-Backed Receivables LLC Trust
0.483% due 10/25/2036 ^	1,364	680
0.583% due 12/25/2036	31,948	16,777
0.993% due 08/25/2035	1,085	1,085
Security National Mortgage Loan Trust
1.086% due 11/25/2034	743	620
SG Mortgage Securities Trust
0.563% due 07/25/2036	71,526	39,489
SLC Student Loan Trust
1.534% due 06/15/2021	5,400	5,247
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024	2,090	2,066
0.824% due 12/15/2023	9,208	9,082

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.999% due 01/27/2025	$5,780	$5,562
1.519% due 07/25/2023	17,100	16,016
1.834% due 12/15/2033	2,746	2,605
2.319% due 07/25/2023	4,980	5,003
Soundview Home Loan Trust
0.623% due 02/25/2036	6	6
0.693% due 12/25/2035	989	975
1.733% due 11/25/2033	83	82
South Carolina Student Loan Corp.
1.635% due 09/03/2024	600	593
Specialty Underwriting & Residential Finance Trust
0.933% due 09/25/2036	1,000	668
1.333% due 06/25/2036	13,000	9,016
1.633% due 10/25/2035	170	138
SpringCastle America Funding LLC
2.700% due 05/25/2023	14,867	14,810
Structured Asset Investment Loan Trust
1.093% due 04/25/2035	17,470	16,799
1.198% due 08/25/2035	1,500	1,076
1.408% due 09/25/2034	114	98
1.708% due 12/25/2034	130	77
1.858% due 04/25/2034	41	42
Structured Asset Securities Corp. Mortgage Loan Trust
0.523% due 06/25/2037	417	406
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	119	116
Symphony CLO Ltd.
1.372% due 01/15/2024	14,359	14,104
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Truman Capital Mortgage Loan Trust
1.183% due 12/25/2032	$80	$80
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	584	602
VOLT LLC
3.500% due 03/25/2055	8,037	7,921
Voya CLO Ltd.
1.942% due 10/15/2022	29,978	29,952
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036	122	59
Wells Fargo Home Equity Asset-Backed Securities Trust
1.483% due 02/25/2035	3,500	3,152
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.063% due 04/25/2034	114	101

Total Asset-Backed Securities (Cost $843,080)		824,685

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.1%
		1,567

U.S. TREASURY BILLS 0.0%
0.254% due 04/21/2016 (b)(c)	46	46

Total Short-Term Instruments (Cost $1,613)		1,613

Total Investments in Securities (Cost $1,893,711)		1,887,832

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.1%

SHORT-TERM INSTRUMENTS 18.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio III	38,780,760	$383,193

Total Short-Term Instruments (Cost $383,729)		383,193

Total Investments in Affiliates (Cost $383,729)		383,193

Total Investments 107.4% (Cost $2,277,440)		$2,271,025

Financial Derivative Instruments (e)(g) (0.4%) (Cost or Premiums, net $(13,728))		(10,180)

Other Assets and Liabilities, net (7.0%)		(146,534)

Net Assets 100.0%		$2,114,311

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a yield to maturity.
(c)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$1,567	U.S. Treasury Notes 3.750% due 11/15/2018	$(1,602)	$1,567	$1,567

Total Repurchase Agreements						$(1,602)	$1,567	$1,567

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(80) at a weighted average interest rate of 0.293%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	04/01/2046	$ 2,000	$(2,170)	$(2,176)

Total Short Sales				$(2,170)	$(2,176)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,567	$0	$0	$1,567	$(1,602)	$(35)

Total Borrowings and Other Financing Transactions	$1,567	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	Long	06/2016	809	$44	$63	$0

Total Futures Contracts				$44	$63	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$29,500	$1,846	$2,104	$71	$0

Total Swap Agreements					$1,846	$2,104	$71	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(f)	Securities with an aggregate market value of $817 and cash of $2,388 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$63	$71	$134	$0	$0	$0	$0

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$126	$0	$67	$67	$0

JPM	UBS Commercial Mortgage Trust 5.738% due 09/15/2040	(1.170)	09/15/2040	1,000	0	455	455	0

MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	46	0	2	2	0

RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	376	0	92	92	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	16	16	0

					$ 0	$632	$632	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$256	$0	$(16)	$0	$(16)

GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	832	(283)	286	3	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	376	0	(91)	0	(91)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	93	93	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	486	(170)	100	0	(70)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	976	(312)	316	4	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	153	(43)	44	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	1	(1)	1	0	0

					$(809)	$733	$101	$(177)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$34,092	$(7,358)	$927	$0	$(6,431)

DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	152	(61)	1	0	(60)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	19,200	(449)	58	0	(391)

FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,600	(1,357)	819	0	(538)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	95	0	(1,024)

GST	CMBX.NA.AAA.7 Index	0.500	01/17/2047	7,800	(307)	65	0	(242)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	20,000	(856)	(43)	0	(899)

MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(542)	33	0	(509)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(870)	94	0	(776)

					$(12,919)	$2,049	$0	$(10,870)

Total Swap Agreements					$(13,728)	$3,414	$733	$(11,047)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $11,161 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$0	$0	$(6,447)	$(6,447)	$(6,447)	$6,522	$75
BRC	0	0	67	67	0	0	0	0	67	(200)	(133)
DUB	0	0	0	0	0	0	(451)	(451)	(451)	332	(119)

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
FBF	$0	$0	$0	$0	$0	$0	$(1,562)	$(1,562)	$(1,562)	$1,606	$44
GST	0	0	101	101	0	0	(1,302)	(1,302)	(1,201)	1,266	65
JPM	0	0	455	455	0	0	0	0	455	(950)	(495)
MYC	0	0	2	2	0	0	(1,285)	(1,285)	(1,283)	1,055	(228)
RYL	0	0	108	108	0	0	0	0	108	(300)	(192)

Total Over the Counter	$0	$0	$733	$733	$0	$0	$(11,047)	$(11,047)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$63	$63
Swap Agreements	0	0	0	0	71	71

	$0	$0	$0	$0	$134	$134

Over the counter
Swap Agreements	$0	$733	$0	$0	$0	$733

	$0	$733	$0	$0	$134	$867

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$11,047	$0	$0	$0	$11,047

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,545	$1,545
Swap Agreements	0	0	0	0	(346)	(346)

	$0	$0	$0	$0	$1,199	$1,199

Over the counter
Swap Agreements	$0	$958	$0	$0	$0	$958

	$0	$958	$0	$0	$1,199	$2,157

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(563)	$(563)
Swap Agreements	0	0	0	0	1,705	1,705

	$0	$0	$0	$0	$1,142	$1,142

Over the counter
Swap Agreements	$0	$(1,558)	$0	$0	$0	$(1,558)

	$0	$(1,558)	$0	$0	$1,142	$(416)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$763	$0	$763
Industrials	0	9,104	0	9,104
Municipal Bonds & Notes
Texas	0	713	0	713
West Virginia	0	3,074	0	3,074
U.S. Government Agencies	0	159,644	0	159,644
U.S. Treasury Obligations	0	12,309	0	12,309
Non-Agency Mortgage-Backed Securities	0	842,256	33,671	875,927
Asset-Backed Securities	0	824,685	0	824,685
Short-Term Instruments
Repurchase Agreements	0	1,567	0	1,567
U.S. Treasury Bills	0	46	0	46
	$0	$1,854,161	$33,671	$1,887,832

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$383,193	$0	$0	$383,193

Total Investments	$383,193	$1,854,161	$33,671	$2,271,025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,176)	$0	$(2,176)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	63	71	0	134
Over the counter	0	733	0	733
	$63	$804	$0	$867

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11,047)	$0	$(11,047)

Totals	$383,256	$1,841,742	$33,671	$2,258,669

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,370	$0	$(84)	$0	$0	$(44)	$0	$(1,242)	$0	$0
Non-Agency Mortgage-Backed Securities	37,833	0	(4,334)	152	708	(677)	2	(13)	33,671	(631)
Asset-Backed Securities	22,941	0	0	0	0	(2)	0	(22,939)	0	0

Totals	$62,144	$0	$(4,418)	$152	$708	$(723)	$2	$(24,194)	$33,671	$(631)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$192	Proxy Pricing	Base Price	100.70
	2	Other Valuation Techniques (2)	—	—
	33,477	Third Party Vendor	Broker Quote	71.00-85.72

Total	$33,671

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.3%

BERMUDA 0.8%

CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	$607
7.875% due 06/10/2019		5,000	5,848

Total Bermuda (Cost $6,027)			6,455

BRAZIL 37.9%

CORPORATE BONDS & NOTES 17.2%
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$2,000	2,042
Caixa Economica Federal
4.250% due 05/13/2019		6,000	5,715
CSN Islands Corp.
6.875% due 09/21/2019 (f)		1,400	784
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,019
Petrobras Global Finance BV
2.000% due 05/20/2016		1,650	1,648
2.238% due 05/20/2016		2,460	2,458
2.750% due 01/15/2018	EUR	8,000	8,261
3.000% due 01/15/2019		$2,100	1,805
3.002% due 03/17/2017		12,700	12,289
3.250% due 03/17/2017		17,200	16,920
3.250% due 04/01/2019	EUR	1,000	961
3.500% due 02/06/2017		$3,200	3,154
3.522% due 03/17/2020		1,000	772
5.750% due 01/20/2020		16,349	14,126
5.875% due 03/01/2018		10,600	10,200
6.125% due 10/06/2016		200	203
6.750% due 01/27/2041		100	72
6.850% due 06/05/2115		2,400	1,661
7.875% due 03/15/2019		48,985	47,099

			131,189

SOVEREIGN ISSUES 20.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,300	2,299
Brazil Government International Bond
6.000% due 01/17/2017		5,000	5,165
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (b)	BRL	51,500	13,857
0.000% due 10/01/2016 (b)		300,250	78,140
0.000% due 01/01/2017 (b)		233,700	58,945

			158,406

Total Brazil (Cost $332,537)			289,595

CAYMAN ISLANDS 2.4%

CORPORATE BONDS & NOTES 2.4%
Alibaba Group Holding Ltd.
3.600% due 11/28/2024		$5,100	5,151
Baidu, Inc.
2.750% due 06/09/2019		1,400	1,423
3.000% due 06/30/2020		300	305
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,392
5.750% due 01/18/2017		5,000	5,144
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 §		9,028	2,934
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 §		902	207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 10/01/2023 §	$3,518	$809

Total Cayman Islands (Cost $26,432)		18,365

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019 (f)	$10,500	11,958

Total Chile (Cost $11,908)		11,958

CHINA 5.0%

CORPORATE BONDS & NOTES 5.0%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,062
Sinopec Group Overseas Development Ltd.
1.397% due 04/10/2017	35,100	35,039
4.375% due 04/10/2024	2,000	2,139

Total China (Cost $38,067)		38,240

COLOMBIA 1.1%

CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
5.375% due 06/26/2026	$560	511
5.875% due 05/28/2045	8,100	6,417
7.625% due 07/23/2019	1,500	1,646

Total Colombia (Cost $9,479)		8,574

HONG KONG 2.6%

CORPORATE BONDS & NOTES 2.6%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	4,994
CNPC General Capital Ltd.
1.450% due 04/16/2016	1,500	1,500
1.518% due 05/14/2017	10,000	10,004
2.750% due 05/14/2019	3,000	3,047
3.400% due 04/16/2023	500	506

Total Hong Kong (Cost $19,977)		20,051

INDONESIA 5.4%

CORPORATE BONDS & NOTES 1.3%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,175
Pertamina Persero PT
6.450% due 05/30/2044	5,000	4,883

		10,058

SOVEREIGN ISSUES 4.1%
Indonesia Government International Bond
6.750% due 01/15/2044	2,400	2,907
6.875% due 03/09/2017	24,000	25,224
11.625% due 03/04/2019	2,400	3,016

		31,147

Total Indonesia (Cost $40,709)		41,205

IRELAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	203

Total Ireland (Cost $200)		203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 2.7%

CORPORATE BONDS & NOTES 2.7%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$6,400	$6,556
8.146% due 04/11/2018		5,500	5,973
9.250% due 04/23/2019		650	739
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017 (f)		300	308
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,250	1,273
5.400% due 03/24/2017		5,300	5,432
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	529

Total Luxembourg (Cost $20,549)			20,810

MEXICO 7.4%

CORPORATE BONDS & NOTES 1.3%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,962
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,098
6.750% due 09/30/2022		2,000	2,225
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,371

			9,656

SOVEREIGN ISSUES 6.1%
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	315,229	19,344
4.000% due 11/08/2046 (d)		135,837	8,328
6.500% due 06/10/2021		150,000	9,127
8.500% due 12/13/2018		470	30
10.000% due 12/05/2024		129,000	9,600

			46,429

Total Mexico (Cost $66,849)			56,085

NETHERLANDS 1.3%

CORPORATE BONDS & NOTES 1.3%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$5,000	4,942
7.000% due 05/11/2016		5,200	5,227

Total Netherlands (Cost $10,464)			10,169

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	29

Total Poland (Cost $29)			29

QATAR 0.4%

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,745

Total Qatar (Cost $2,590)			2,745

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,281

Total Russia (Cost $3,105)			3,281

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	$55

Total Singapore (Cost $50)			55

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.7%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	5,641

Total South Africa (Cost $6,018)			5,641

SOUTH KOREA 0.8%

CORPORATE BONDS & NOTES 0.7%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	385
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,630
Korea Hydro & Nuclear Power Co. Ltd.
1.398% due 05/22/2017		2,500	2,499

			5,514

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020		500	514

Total South Korea (Cost $6,009)			6,028

TURKEY 1.4%

SOVEREIGN ISSUES 1.4%
Turkey Government International Bond
7.000% due 09/26/2016		$10,200	10,484

Total Turkey (Cost $10,459)			10,484

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$2,386	2,551

Total United Arab Emirates (Cost $2,470)			2,551

UNITED STATES 1.8%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.733% due 03/25/2037		$401	236
Morgan Stanley Mortgage Loan Trust
0.793% due 04/25/2037		354	172

			408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%
Bank of America Corp.
6.875% due 04/25/2018	$2,400	$2,637
Bank of America N.A.
0.914% due 06/15/2016	900	900
Rio Oil Finance Trust
9.250% due 07/06/2024	4,000	2,520
9.750% due 01/06/2027	3,000	1,814
Wachovia Corp.
5.750% due 02/01/2018	900	969

		8,840

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.899% due 02/25/2036 ^	27	24
Bear Stearns Adjustable Rate Mortgage Trust
3.090% due 03/25/2035	1,415	1,412
Chase Mortgage Finance Trust
2.624% due 03/25/2037 ^	65	61
Citigroup Mortgage Loan Trust, Inc.
2.630% due 07/25/2046 ^	40	35
2.885% due 03/25/2034	11	11
Countrywide Home Loan Mortgage Pass-Through Trust
2.746% due 09/25/2047 ^	29	26
2.937% due 10/20/2035	163	148
HarborView Mortgage Loan Trust
4.296% due 08/19/2036 ^	14	12
Luminent Mortgage Trust
0.607% due 12/25/2036 ^	46	37
MASTR Adjustable Rate Mortgages Trust
0.673% due 05/25/2037	188	117
Merrill Lynch Alternative Note Asset Trust
0.733% due 03/25/2037	346	158
2.931% due 06/25/2037 ^	267	180
Merrill Lynch Mortgage-Backed Securities Trust
3.093% due 04/25/2037 ^	59	50
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,024
Morgan Stanley Mortgage Loan Trust
2.292% due 06/25/2036	17	16
Sequoia Mortgage Trust
2.443% due 01/20/2047 ^	27	22
WaMu Mortgage Pass-Through Certificates Trust
1.975% due 01/25/2037 ^	55	46
2.025% due 04/25/2037 ^	36	31
2.159% due 05/25/2037 ^	75	60
2.190% due 12/25/2036 ^	33	29
2.350% due 12/25/2036 ^	127	110
2.432% due 09/25/2036 ^	64	58

		3,667

Total United States (Cost $15,348)		12,915

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 2.6%

CORPORATE BONDS & NOTES 2.6%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$1,700	$1,526
GTL Trade Finance, Inc.
5.893% due 04/29/2024	4,000	3,270
Rosneft Finance S.A.
6.625% due 03/20/2017	6,710	6,921
7.500% due 07/18/2016	2,900	2,943
7.875% due 03/13/2018	5,000	5,362

Total Virgin Islands (British) (Cost $20,225)		20,022

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (e) 0.1%
		544

U.S. TREASURY BILLS 0.6%
0.208% due 04/07/2016 - 04/28/2016 (a)(b)(c)(j)	$4,464	4,464

Total Short-Term Instruments (Cost $5,007)		5,008

Total Investments in Securities (Cost $654,508)		590,469

	SHARES
INVESTMENTS IN AFFILIATES 15.0%

SHORT-TERM INSTRUMENTS 15.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%
PIMCO Short-Term Floating NAV Portfolio III	11,613,001	114,748

Total Short-Term Instruments (Cost $114,706)		114,748

Total Investments in Affiliates (Cost $114,706)		114,748

Total Investments 92.3% (Cost $769,214)		$705,217

Financial Derivative Instruments (g)(i) 5.3% (Cost or Premiums, net $(4,725))		40,761

Other Assets and Liabilities, net 2.4%		18,008

Net Assets 100.0%		$763,986

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$544	U.S. Treasury Notes 1.625% due 04/30/2019	$(560)	$544	$544

Total Repurchase Agreements						$(560)	$544	$544

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
CFR	(1.750)%	06/10/2015	06/09/2017	$(650)	$(640)
JML	(1.750)	07/08/2015	07/03/2017	(273)	(270)
	(0.750)	01/29/2016	01/27/2018	(4,744)	(4,738)

Total Reverse Repurchase Agreements					$(5,648)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,591) at a weighted average interest rate of (1.214)%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $6,536 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
CFR	$0	$(640)	$0	$(640)	$674	$34
JML	0	(5,008)	0	(5,008)	5,862	854
SSB	544	0	0	544	(560)	(16)

Total Borrowings and Other Financing Transactions	$544	$(5,648)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,648)	$(5,648)

Total Borrowings	$0	$0	$0	$(5,648)	$(5,648)

Gross amount of recognized liabilities for reverse repurchase agreements					$(5,648)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$	36,800	$(1,635)	$(1,799)	$0	$(62)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		6,800	(425)	(489)	0	(16)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		16,800	(1,470)	(1,715)	0	(63)
Pay	28-Day MXN-TIIE	8.780	08/03/2016	MXN	5,700	6	(22)	0	0
Pay	28-Day MXN-TIIE	8.865	09/12/2016		15,000	19	(21)	0	0
Pay	28-Day MXN-TIIE	8.850	09/21/2016		80,000	116	(293)	0	0
Pay	28-Day MXN-TIIE	5.520	09/07/2018		256,700	285	(143)	4	0
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	196	(202)	1	0
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	123	(1)	2	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		475,000	685	(283)	7	0
Pay	28-Day MXN-TIIE	5.300	07/08/2020		400,000	145	251	17	0
Pay	28-Day MXN-TIIE	5.310	07/10/2020		350,000	133	(12)	17	0
Pay	28-Day MXN-TIIE	5.390	10/23/2020		1,875,000	841	728	82	0
Pay	28-Day MXN-TIIE	5.405	11/19/2020		1,250,000	565	(661)	55	0
Pay	28-Day MXN-TIIE	5.485	03/01/2021		7,050,000	3,820	2,327	339	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		750,000	500	669	42	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		400,000	510	59	24	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		250,000	157	57	16	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		865,000	(38)	863	58	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		800,000	(232)	(552)	58	0
Pay	28-Day MXN-TIIE	5.890	07/07/2022		310,000	313	100	30	0
Pay	28-Day MXN-TIIE	5.860	07/11/2022		250,000	224	76	22	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		1,900,000	(687)	1,870	185	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		217,000	101	(126)	21	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		690,000	852	861	62	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023		1,630,000	897	676	154	0
Pay	28-Day MXN-TIIE	5.555	01/25/2023		3,180,000	(1,197)	(1,702)	304	0
Pay	28-Day MXN-TIIE	6.750	06/05/2023		90,000	333	(246)	9	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		100,000	379	(322)	8	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		750,000	1,798	418	25	0
Pay	28-Day MXN-TIIE	6.395	07/01/2025		351,200	626	220	5	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		350,000	640	460	13	0
Pay	28-Day MXN-TIIE	6.590	12/05/2029		100,000	108	133	3	0
Receive	28-Day MXN-TIIE	6.615	12/03/2030		325,000	(274)	(274)	0	(15)

						$8,414	$905	$1,563	$(156)

Total Swap Agreements						$8,414	$905	$1,563	$(156)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $37,574 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,563	$1,563	$0	$0	$(156)	$(156)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		221		IDR	3,052,000	$10	$0

BOA	04/2016		BRL	97,953	$		29,942	3,719	(1,019)
	04/2016	$		27,523		BRL	97,953	0	(281)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	05/2016		MXN	1,878,067	$		106,727	$0	$(1,524)
	05/2016	$		1,336		INR	90,967	28	0
	07/2016		BRL	51,500	$		13,799	0	(166)
	01/2017			6,766			2,136	393	0

BPS	04/2016			991			364	89	0
	04/2016	$		279		BRL	991	0	(3)
	05/2016		MYR	152,424	$		35,016	0	(4,293)
	01/2017		BRL	29,000			10,538	3,067	0
	07/2017			73,900			25,370	7,190	0

BRC	04/2016			70,000			20,680	1,211	0
	04/2016	$		19,669		BRL	70,000	0	(201)
	05/2016			7,079		MXN	122,222	0	(34)

CBK	04/2016		BRL	179,800	$		51,152	1,147	0
	04/2016		RUB	193,225			2,500	0	(367)
	04/2016	$		49,354		BRL	179,800	651	0
	05/2016		ILS	21,424	$		5,509	0	(199)
	05/2016		SGD	5,875			4,199	0	(159)
	05/2016		TRY	6,184			2,076	0	(91)
	05/2016	$		45,000		CNH	301,738	1,586	0
	10/2016		BRL	90,000	$		20,409	0	(3,349)

DUB	04/2016	$		45,163		RUB	3,541,034	7,375	0
	05/2016		THB	324,973	$		9,123	0	(103)
	05/2016	$		15,000		MXN	265,125	282	0
	05/2016			13,100		THB	469,111	219	0

FBF	04/2016		BRL	318,370	$		93,945	7,523	(2,121)
	04/2016	$		89,457		BRL	318,370	0	(914)
	05/2016			48,625			179,800	982	0

GLM	04/2016		BRL	131,073	$		36,830	376	0
	04/2016	$		33,658		BRL	131,073	2,795	0
	05/2016		BRL	53,768	$		15,000	165	0
	05/2016	$		42,064		MXN	753,544	1,370	0
	05/2016			214		PLN	823	7	0
	05/2016			4,000		TWD	134,740	192	0
	10/2016		BRL	62,250	$		15,271	0	(1,161)

HUS	04/2016			129,092			36,273	371	0
	04/2016	$		35,829		BRL	129,092	73	0
	05/2016		BRL	129,092	$		35,566	0	(50)
	05/2016		CNH	301,738			45,004	0	(1,583)
	05/2016		TWD	251,978			7,500	0	(339)
	05/2016	$		1,112		HKD	8,666	5	0
	05/2016			20,000		MYR	83,380	1,503	0
	05/2016			3,000		THB	107,770	60	0
	10/2016			53,895		CNH	366,707	2,280	0
	01/2017			23,000			157,941	1,077	0

JPM	05/2016		KRW	5,691,378	$		4,730	0	(232)
	05/2016	$		34,572		RUB	2,665,259	4,630	0
	01/2017		CNH	13,065	$		1,909	0	(83)

MSB	04/2016		BRL	33,000			10,408	1,231	0
	04/2016		EUR	20,546			22,546	0	(833)
	04/2016		RUB	8,083			112	0	(9)
	04/2016	$		9,273		BRL	33,000	0	(95)
	05/2016		RUB	191,875	$		2,480	0	(342)
	05/2016		THB	275,078			7,500	0	(310)
	05/2016	$		7,500		MYR	31,576	643	0
	01/2017		BRL	123,863	$		45,000	13,091	0
	01/2017	$		2,134		BRL	6,766	0	(391)

NGF	10/2016		BRL	148,000	$		40,946	1,877	0

SCX	01/2017		CNH	161,483			23,490	0	(1,127)

SOG	05/2016	$		48,672		MXN	871,115	1,539	0

UAG	04/2016		EUR	868	$		973	0	(14)
	04/2016	$		23,979		EUR	21,414	388	0
	05/2016		EUR	21,414	$		24,000	0	(388)
	05/2016		PHP	64,553			1,344	0	(57)
	05/2016		TWD	175,978			5,268	0	(207)
	05/2016	$		8,300		MYR	35,121	757	0
	05/2016			8,400		TWD	280,896	339	0
	10/2016		CNH	386,341	$		59,160	0	(24)

Total Forward Foreign Currency Contracts								$70,241	$(22,069)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.450	05/23/2016	$	25,000	$(143)	$(158)
	Put - OTC USD versus RUB	RUB	72.000	04/22/2016		25,000	(375)	(1,778)

FBF	Call - OTC USD versus BRL	BRL	4.200	06/15/2016		25,000	(413)	(161)

HUS	Put - OTC USD versus MXN	MXN	17.550	04/20/2016		50,000	(444)	(1,041)

JPM	Put - OTC USD versus MXN		17.590	04/20/2016		30,000	(240)	(675)

SOG	Put - OTC USD versus RUB	RUB	71.500	04/22/2016		25,000	(395)	(1,616)

							$(2,010)	$(5,429)

Total Written Options							$(2,010)	$(5,429)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount	Premiums
Balance at Beginning of Period	$0	$0
Sales	977,500	(10,822)
Closing Buys	0	0
Expirations	(627,500)	7,479
Exercised	(170,000)	1,333

Balance at End of Period	$180,000	$(2,010)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2020	3.124%	$ 5,000	$(476)	$36	$0	$(440)
	China Government International Bond	1.000	12/20/2019	0.865	15,000	68	10	78	0
	Colombia Government International Bond	1.000	06/20/2019	1.326	20,000	(49)	(150)	0	(199)
	Mexico Government International Bond	1.000	03/20/2020	1.247	50,000	(146)	(314)	0	(460)
	Turkey Government International Bond	1.000	06/20/2016	0.445	15,000	(8)	31	23	0

BPS	Brazil Government International Bond	1.000	12/20/2021	3.658	5,000	(911)	237	0	(674)
	Colombia Government International Bond	1.000	12/20/2017	0.851	10,000	(23)	52	29	0

BRC	Brazil Government International Bond	1.000	12/20/2016	0.629	100	(1)	1	0	0
	Indonesia Government International Bond	2.320	12/20/2016	0.520	2,600	0	36	36	0
	Mexico Government International Bond	1.000	03/20/2020	1.247	13,500	27	(151)	0	(124)
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.286	10,000	(120)	0	0	(120)

CBK	Brazil Government International Bond	1.000	06/20/2017	0.876	10,000	(250)	268	18	0
	Brazil Government International Bond	1.000	12/20/2017	1.335	10,000	(453)	399	0	(54)
	South Africa Government International Bond	1.000	06/20/2016	0.476	10,000	(39)	54	15	0

DUB	Brazil Government International Bond	1.000	12/20/2016	0.629	2,200	(29)	36	7	0
	Colombia Government International Bond	1.000	06/20/2019	1.326	10,000	5	(105)	0	(100)

FBF	Colombia Government International Bond	1.000	06/20/2019	1.326	100	(4)	3	0	(1)
	Gazprom S.A.	1.580	06/20/2016	1.065	5,000	0	28	28	0

GST	Brazil Government International Bond	1.000	12/20/2016	0.629	4,000	(52)	64	12	0
	Brazil Government International Bond	1.000	03/20/2017	0.778	10,000	(131)	156	25	0
	Brazil Government International Bond	1.000	09/20/2017	1.146	2,000	(74)	70	0	(4)
	Brazil Government International Bond	1.000	09/20/2019	2.515	1,000	(107)	57	0	(50)
	Chile Government International Bond	1.000	09/20/2020	0.793	5,000	11	36	47	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757	1,000	(111)	(128)	0	(239)

HUS	Brazil Government International Bond	1.000	09/20/2017	1.146	20,000	(326)	289	0	(37)

JPM	Brazil Government International Bond	1.000	12/20/2016	0.629	200	(2)	3	1	0
	Brazil Government International Bond	1.000	06/20/2017	0.876	2,500	(63)	67	4	0
	Brazil Government International Bond	1.000	06/20/2021	3.500	5,000	(460)	(129)	0	(589)
	Brazil Government International Bond	1.000	09/20/2022	3.846	5,000	(559)	(235)	0	(794)
	China Government International Bond	1.000	12/20/2019	0.865	10,000	47	5	52	0
	Penerbangan Malaysia Bhd.	1.000	09/20/2020	1.286	10,000	(131)	11	0	(120)
	Peru Government International Bond	1.000	09/20/2020	1.362	10,000	(173)	20	0	(153)

MYC	Gazprom S.A.	1.390	05/20/2016	1.065	1,700	0	9	9	0

						$(4,540)	$766	$384	$(4,158)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	5,700	$0	$6	$6	$0
	Pay	28-Day MXN-TIIE	8.720	09/05/2016		3,000	7	(3)	4	0
	Pay	28-Day MXN-TIIE	8.900	09/22/2016		52,250	0	77	77	0

DUB	Receive	1-Year BRL-CDI	12.050	01/04/2021	BRL	66,300	1,843	(775)	1,068	0

GLM	Pay	28-Day MXN-TIIE	8.865	09/12/2016	MXN	30,000	0	37	37	0
	Pay	28-Day MXN-TIIE	5.750	06/11/2018		95,000	(56)	187	131	0
	Pay	28-Day MXN-TIIE	6.240	02/01/2021		50,000	31	99	130	0

UAG	Pay	1-Year BRL-CDI	12.050	01/04/2021	BRL	66,300	0	(1,068)	0	(1,068)

							$1,825	$(1,440)	$1,453	$(1,068)

Total Swap Agreements							$(2,715)	$(674)	$1,837	$(5,226)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $3,653 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$10	$0	$0	$10	$0	$0	$0	$0	$10	$0	$10
BOA	4,140	0	101	4,241	(2,990)	(1,936)	(1,099)	(6,025)	(1,784)	982	(802)
BPS	10,346	0	29	10,375	(4,296)	0	(674)	(4,970)	5,405	(5,980)	(575)
BRC	1,211	0	36	1,247	(235)	0	(244)	(479)	768	(1,406)	(638)
CBK	3,384	0	120	3,504	(4,165)	0	(54)	(4,219)	(715)	1,308	593
DUB	7,876	0	1,075	8,951	(103)	0	(100)	(203)	8,748	(9,868)	(1,120)
FBF	8,505	0	28	8,533	(3,035)	(161)	(1)	(3,197)	5,336	(6,637)	(1,301)
GLM	4,905	0	298	5,203	(1,161)	0	0	(1,161)	4,042	(3,480)	562
GST	0	0	84	84	0	0	(293)	(293)	(209)	291	82
HUS	5,369	0	0	5,369	(1,972)	(1,041)	(37)	(3,050)	2,319	(1,660)	659
JPM	4,630	0	57	4,687	(315)	(675)	(1,656)	(2,646)	2,041	(1,296)	745
MSB	14,965	0	0	14,965	(1,980)	0	0	(1,980)	12,985	(13,250)	(265)
MYC	0	0	9	9	0	0	0	0	9	15	24
NGF	1,877	0	0	1,877	0	0	0	0	1,877	(2,098)	(221)
SCX	0	0	0	0	(1,127)	0	0	(1,127)	(1,127)	1,057	(70)
SOG	1,539	0	0	1,539	0	(1,616)	0	(1,616)	(77)	(270)	(347)
UAG	1,484	0	0	1,484	(690)	0	(1,068)	(1,758)	(274)	0	(274)

Total Over the Counter	$70,241	$0	$1,837	$72,078	$(22,069)	$(5,429)	$(5,226)	$(32,724)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,563	$1,563

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$70,241	$0	$70,241
Swap Agreements	0	384	0	0	1,453	1,837

	$0	$384	$0	$70,241	$1,453	$72,078

	$0	$384	$0	$70,241	$3,016	$73,641

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$156	$156

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,069	$0	$22,069
Written Options	0	0	0	5,429	0	5,429
Swap Agreements	0	4,158	0	0	1,068	5,226

	$0	$4,158	$0	$27,498	$1,068	$32,724

	$0	$4,158	$0	$27,498	$1,224	$32,880

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	0	0	0	16,303	16,303

	$0	$0	$0	$0	$16,308	$16,308

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,602	$0	$20,602
Written Options	0	0	0	7,479	0	7,479
Swap Agreements	0	(3,119)	0	0	(7,458)	(10,577)

	$0	$(3,119)	$0	$28,081	$(7,458)	$17,504

	$0	$(3,119)	$0	$28,081	$8,850	$33,812

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	0	0	0	5,738	5,738

	$0	$0	$0	$0	$5,816	$5,816

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,873	$0	$4,873
Written Options	0	0	0	(3,420)	0	(3,420)
Swap Agreements	0	9,788	0	0	309	10,097

	$0	$9,788	$0	$1,453	$309	$11,550

	$0	$9,788	$0	$1,453	$6,125	$17,366

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,455	$0	$6,455
Brazil
Corporate Bonds & Notes	0	131,189	0	131,189
Sovereign Issues	0	158,406	0	158,406
Cayman Islands
Corporate Bonds & Notes	0	18,365	0	18,365
Chile
Corporate Bonds & Notes	0	11,958	0	11,958
China
Corporate Bonds & Notes	0	38,240	0	38,240
Colombia
Corporate Bonds & Notes	0	8,574	0	8,574
Hong Kong
Corporate Bonds & Notes	0	20,051	0	20,051
Indonesia
Corporate Bonds & Notes	0	10,058	0	10,058
Sovereign Issues	0	31,147	0	31,147
Ireland
Corporate Bonds & Notes	0	203	0	203
Luxembourg
Corporate Bonds & Notes	0	20,810	0	20,810
Mexico
Corporate Bonds & Notes	0	9,656	0	9,656
Sovereign Issues	0	46,429	0	46,429
Netherlands
Corporate Bonds & Notes	0	10,169	0	10,169
Poland
Sovereign Issues	0	29	0	29
Qatar
Sovereign Issues	0	2,745	0	2,745
Russia
Corporate Bonds & Notes	0	3,281	0	3,281
Singapore
Sovereign Issues	0	55	0	55
South Africa
Corporate Bonds & Notes	0	5,641	0	5,641
South Korea
Corporate Bonds & Notes	0	5,514	0	5,514
Sovereign Issues	0	514	0	514

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Turkey
Sovereign Issues	$0	$10,484	$0	$10,484
United Arab Emirates
Corporate Bonds & Notes	0	2,551	0	2,551
United States
Asset-Backed Securities	0	408	0	408
Corporate Bonds & Notes	0	8,840	0	8,840
Non-Agency Mortgage-Backed Securities	0	3,667	0	3,667
Virgin Islands (British)
Corporate Bonds & Notes	0	20,022	0	20,022
Short-Term Instruments
Repurchase Agreements	0	544	0	544
U.S. Treasury Bills	0	4,464	0	4,464
	$0	$590,469	$0	$590,469

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,748	$0	$0	$114,748

Total Investments	$114,748	$590,469	$0	$705,217

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,563	0	1,563
Over the counter	0	72,078	0	72,078
	$0	$73,641	$0	$73,641

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(156)	0	(156)
Over the counter	0	(32,724)	0	(32,724)
	$0	$(32,880)	$0	$(32,880)

Totals	$114,748	$631,230	$0	$745,978

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	61

Schedule of Investments PIMCO High Yield Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.4%

BANK LOAN OBLIGATIONS 11.1%
Albertson’s Holdings LLC
5.125% due 08/25/2019		$1,188	$1,189
Ancestry.com, Inc.
5.000% due 08/17/2022		2,612	2,609
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		1,750	1,743
Community Health Systems, Inc.
4.000% due 01/27/2021		317	313
Eldorado Resorts LLC
4.250% due 07/13/2022		199	199
Endo Luxembourg Finance Co. S.a r.l.
3.750% due 09/26/2022		1,596	1,574
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		46,410	46,420
Grifols Worldwide Operations USA, Inc.
3.433% due 02/27/2021		2,891	2,894
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020		70	70
KP Germany Erste GmbH
5.000% due 04/28/2020		30	30
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023		500	503
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		837	772
T-Mobile USA, Inc.
3.500% due 11/09/2022		1,347	1,353
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016		564	563
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		3,115	2,935
4.000% due 04/01/2022		1,485	1,406

Total Bank Loan Obligations (Cost $64,858)			64,573

CORPORATE BONDS & NOTES 82.9%

BANKING & FINANCE 32.1%
AGFC Capital Trust
6.000% due 01/15/2067		6,500	3,380
Ally Financial, Inc.
3.250% due 02/13/2018 (i)		6,000	5,955
4.125% due 03/30/2020 (i)		6,325	6,293
4.625% due 03/30/2025 (i)		9,500	9,417
Banco Pan S.A.
8.500% due 04/23/2020		3,000	2,325
Blackstone CQP Holdco LP
9.296% due 03/19/2019		38,859	39,296
Boats Investments Netherlands BV (11.000% PIK)
11.000% due 03/31/2017 (b)	EUR	7,543	1,502
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	813
CIT Group, Inc.
4.250% due 08/15/2017		$1,425	1,454
5.000% due 05/15/2017		4,350	4,437
5.000% due 08/15/2022 (i)		4,925	4,999
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	975
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		1,000	949
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		1,000	987
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exeter Finance Corp.
9.750% due 05/20/2019		$7,500	$7,047
Genworth Holdings, Inc.
7.625% due 09/24/2021		1,750	1,540
Heta Asset Resolution AG
0.152% due 05/31/2016 ^	EUR	12,400	10,036
2.750% due 05/31/2016 ^	CHF	1,500	1,131
Howard Hughes Corp.
6.875% due 10/01/2021		$1,450	1,436
HSBC Holdings PLC
6.375% due 03/30/2025 (f)		400	379
International Lease Finance Corp.
5.750% due 05/15/2016		1,250	1,253
iStar, Inc.
4.000% due 11/01/2017		3,300	3,242
Jefferies Finance LLC
6.875% due 04/15/2022		1,700	1,449
7.375% due 04/01/2020		1,100	957
7.500% due 04/15/2021		4,575	3,952
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,305	1,126
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	600	710
7.375% due 04/15/2021		$500	522
Nationstar Mortgage LLC
6.500% due 08/01/2018		575	559
6.500% due 07/01/2021		275	245
6.500% due 06/01/2022		2,400	2,082
7.875% due 10/01/2020		400	385
9.625% due 05/01/2019		4,425	4,602
Navient Corp.
5.500% due 01/25/2023		175	150
5.625% due 08/01/2033		2,000	1,420
5.875% due 03/25/2021		3,750	3,408
8.450% due 06/15/2018		2,000	2,150
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		2,325	2,377
Oxford Finance LLC
7.250% due 01/15/2018		3,075	3,060
PHH Corp.
6.375% due 08/15/2021		6,654	5,905
7.375% due 09/01/2019		7,189	7,009
Pinnacol Assurance
8.625% due 06/25/2034 (g)		5,000	5,395
Provident Funding Associates LP
6.750% due 06/15/2021		11,010	10,487
Radian Group, Inc.
7.000% due 03/15/2021		2,600	2,702
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		3,000	2,739
Stearns Holdings, Inc.
9.375% due 08/15/2020		4,285	4,210
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	848
8.750% due 04/02/2020		1,972	2,301
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		$400	401
Virgin Media Finance PLC
5.250% due 02/15/2022		2,100	1,921
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,420	3,698

			186,879

INDUSTRIALS 39.5%
ADT Corp.
3.500% due 07/15/2022		$1,000	870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Afren PLC
6.625% due 12/09/2020 ^	$1,952	$14
10.250% due 04/08/2019 ^	1,537	11
Air Canada Pass-Through Trust
5.375% due 11/15/2022	169	164
Altice Financing S.A.
6.625% due 02/15/2023	1,500	1,511
Altice Luxembourg S.A.
7.750% due 05/15/2022	1,775	1,756
Ancestry.com, Inc.
11.000% due 12/15/2020	1,500	1,620
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	13,290	5,582
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^§(i)	3,600	3,069
9.000% due 02/15/2020 ^§	3,900	3,334
11.250% due 06/01/2017 ^§	8,134	6,883
California Resources Corp.
5.000% due 01/15/2020	13,981	3,251
5.500% due 09/15/2021	834	188
6.000% due 11/15/2024 (i)	10,179	2,316
8.000% due 12/15/2022	2,756	1,068
Casella Waste Systems, Inc.
7.750% due 02/15/2019	1,500	1,529
CCO Holdings LLC
5.875% due 04/01/2024	2,100	2,205
CCO Safari LLC
4.464% due 07/23/2022 (i)	9,350	9,806
CCOH Safari LLC
5.750% due 02/15/2026	2,000	2,075
Centene Corp.
4.750% due 05/15/2022	1,450	1,472
Chesapeake Energy Corp.
3.872% due 04/15/2019	15,975	6,270
6.625% due 08/15/2020 (i)	12,550	4,957
6.875% due 11/15/2020	2,000	795
7.250% due 12/15/2018	2,950	1,622
CITGO Petroleum Corp.
6.250% due 08/15/2022	1,300	1,261
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	450	432
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020	8,850	7,522
Coeur Mining, Inc.
7.875% due 02/01/2021	900	727
Community Health Systems, Inc.
8.000% due 11/15/2019	2,000	1,957
Constellation Brands, Inc.
6.000% due 05/01/2022	875	989
Continental Resources, Inc.
5.000% due 09/15/2022	300	260
CSC Holdings LLC
6.750% due 11/15/2021	150	154
CVR Refining LLC
6.500% due 11/01/2022	600	531
Dell, Inc.
5.400% due 09/10/2040	2,550	1,887
6.500% due 04/15/2038	2,650	2,186
7.100% due 04/15/2028	500	490
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 ^(b)	24	1
DISH DBS Corp.
5.000% due 03/15/2023	1,250	1,116
6.750% due 06/01/2021	200	207
Dynegy, Inc.
5.875% due 06/01/2023	1,450	1,218

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 11/01/2019		$150	$150
7.375% due 11/01/2022		120	112
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,600	1,664
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,069
6.000% due 07/15/2023		525	497
Entertainment One Ltd.
6.875% due 12/15/2022	GBP	800	1,146
FGI Operating Co. LLC
7.875% due 05/01/2020		$5,525	3,343
First Data Corp.
5.000% due 01/15/2024		2,000	2,010
7.000% due 12/01/2023		4,000	4,055
Fly Leasing Ltd.
6.375% due 10/15/2021		350	333
6.750% due 12/15/2020		1,100	1,084
GFL Environmental, Inc.
9.875% due 02/01/2021		1,600	1,672
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	312
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	778
Gulfport Energy Corp.
7.750% due 11/01/2020		$12	12
Harvest Operations Corp.
6.875% due 10/01/2017		15,874	9,723
HCA Holdings, Inc.
6.250% due 02/15/2021		800	864
HCA, Inc.
4.250% due 10/15/2019		1,475	1,522
5.250% due 04/15/2025		1,925	1,988
5.250% due 06/15/2026		1,250	1,284
5.375% due 02/01/2025		2,500	2,530
6.500% due 02/15/2020		875	963
HealthSouth Corp.
5.750% due 09/15/2025		314	319
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,000	6,230
5.014% due 12/27/2017		200	207
Hexion, Inc.
6.625% due 04/15/2020		$400	334
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023		250	260
Hologic, Inc.
5.250% due 07/15/2022		1,250	1,308
Huntsman International LLC
5.125% due 04/15/2021	EUR	800	903
INEOS Group Holdings S.A.
5.750% due 02/15/2019		1,000	1,167
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$3,050	2,524
Kinetic Concepts, Inc.
7.875% due 02/15/2021		1,200	1,272
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020	EUR	900	1,075
LABA Royalty Sub LLC
9.000% due 05/15/2029		$5,487	5,268
Lennar Corp.
4.750% due 04/01/2021		1,100	1,119
Level 3 Financing, Inc.
5.250% due 03/15/2026		500	505
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		75	71
5.500% due 04/15/2025		525	466
5.625% due 10/15/2023		1,750	1,597
5.750% due 08/01/2022		500	463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,000	$958
MDC Partners, Inc.
6.500% due 05/01/2024		$2,000	2,047
6.750% due 04/01/2020		1,300	1,345
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		440	375
MGM Resorts International
7.625% due 01/15/2017		300	312
10.000% due 11/01/2016		600	625
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	425
MPLX LP
4.500% due 07/15/2023		1,500	1,379
4.875% due 12/01/2024		1,600	1,478
4.875% due 06/01/2025		500	457
New Gold, Inc.
6.250% due 11/15/2022		800	680
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	8,573
Numericable SFR S.A.
6.000% due 05/15/2022		2,250	2,205
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	0
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		1,250	1,305
Perstorp Holding AB
8.750% due 05/15/2017		750	752
9.000% due 05/15/2017	EUR	1,500	1,707
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		$1,500	480
5.500% due 04/12/2037		1,500	481
Platform Specialty Products Corp.
10.375% due 05/01/2021		1,200	1,164
Precision Drilling Corp.
6.625% due 11/15/2020		1,500	1,208
QGOG Constellation S.A.
6.250% due 11/09/2019		5,600	3,248
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		1,200	1,244
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		2,000	1,932
5.625% due 04/15/2023		2,000	1,915
5.625% due 03/01/2025		1,150	1,101
Schaeffler Finance BV
4.750% due 05/15/2021		2,250	2,317
Sealed Air Corp.
6.875% due 07/15/2033		500	531
Sensata Technologies BV
5.625% due 11/01/2024		750	783
Seventy Seven Operating LLC
6.625% due 11/15/2019		175	45
Southwestern Energy Co.
4.100% due 03/15/2022		100	67
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	312
Standard Industries, Inc.
5.500% due 02/15/2023		800	820
Suburban Propane Partners LP
5.750% due 03/01/2025		610	586
SUPERVALU, Inc.
7.750% due 11/15/2022		430	367
Swissport Investments S.A.
6.750% due 12/15/2021	EUR	400	481
T-Mobile USA, Inc.
6.000% due 04/15/2024 (a)		$3,425	3,476
6.464% due 04/28/2019		1,950	1,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 01/15/2026 (i)		$7,000	$7,306
6.542% due 04/28/2020		2,300	2,386
Tenet Healthcare Corp.
4.134% due 06/15/2020		1,300	1,297
4.750% due 06/01/2020		1,500	1,545
Terex Corp.
6.000% due 05/15/2021		3,075	2,990
U.S. Foods, Inc.
8.500% due 06/30/2019		3,000	3,094
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,300	2,783
5.375% due 03/15/2020		$3,750	3,075
5.875% due 05/15/2023		5,000	3,944
Videotron Ltd.
5.375% due 06/15/2024		875	910
Virgin Australia Trust
6.000% due 04/23/2022		48	48
Wise Metals Group LLC
8.750% due 12/15/2018		500	443
WPX Energy, Inc.
7.500% due 08/01/2020		2,300	1,811
Xfit Brands, Inc.
9.000% due 06/12/2017 (g)		2,675	2,586
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	203
4.500% due 04/29/2022		600	614
4.750% due 04/29/2025		600	599

			230,319

UTILITIES 11.3%
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,350	1,131
CenturyLink, Inc.
7.500% due 04/01/2024 (a)		1,250	1,255
Covanta Holding Corp.
5.875% due 03/01/2024		300	293
Genesis Energy LP
5.625% due 06/15/2024		200	169
6.000% due 05/15/2023		3,325	2,943
Illinois Power Generating Co.
7.000% due 04/15/2018		5,000	1,975
NSG Holdings LLC
7.750% due 12/15/2025		2,644	2,849
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 §		1,884	612
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 §		902	208
6.750% due 10/01/2023 §		176	40
Petrobras Global Finance BV
3.250% due 03/17/2017		3,000	2,951
5.375% due 01/27/2021		9,550	7,864
5.750% due 01/20/2020		875	756
Red Oak Power LLC
8.540% due 11/30/2019		962	967
9.200% due 11/30/2029		3,200	3,320
Sprint Capital Corp.
6.900% due 05/01/2019		3,200	2,784
8.750% due 03/15/2032		1,350	1,063
Sprint Communications, Inc.
7.000% due 08/15/2020		2,500	2,000
Sprint Corp.
7.125% due 06/15/2024		10,625	7,942
7.875% due 09/15/2023		10,850	8,327
Talen Energy Supply LLC
4.625% due 07/15/2019		1,000	872

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	63

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Targa Resources Partners LP
6.625% due 10/01/2020	$3,500	$3,474
Tenaska Alabama Partners LP
7.000% due 06/30/2021	3,514	3,567
Terraform Global Operating LLC
9.750% due 08/15/2022 (i)	11,450	8,702

		66,064

Total Corporate Bonds & Notes (Cost $531,048)		483,262

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.2%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,134

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	621

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	425	465

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,550	4,083

Total Municipal Bonds & Notes (Cost $5,735)		6,403

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
2.645% due 10/25/2035	178	157
American Home Mortgage Assets Trust
1.271% due 11/25/2046	789	378
6.250% due 06/25/2037	290	223
Banc of America Alternative Loan Trust
0.833% due 05/25/2035 ^	58	44
Banc of America Funding Trust
3.030% due 03/20/2036 ^	221	190
Bear Stearns ALT-A Trust
2.543% due 01/25/2035	8	8
Citigroup Mortgage Loan Trust, Inc.
2.740% due 11/25/2035	685	652
Countrywide Alternative Loan Trust
0.613% due 05/25/2047	41	32
0.642% due 03/20/2046	68	49
0.693% due 07/25/2046 ^	371	195
1.351% due 12/25/2035	105	88
2.652% due 10/25/2035 ^	61	54
Countrywide Home Loan Mortgage Pass-Through Trust
1.073% due 03/25/2035	256	215
6.000% due 05/25/2036 ^	126	115
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	543	315
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	69	70

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Downey Savings & Loan Association Mortgage Loan Trust
0.682% due 02/19/2045		$39	$35
First Horizon Alternative Mortgage Securities Trust
2.478% due 09/25/2035 ^		601	520
6.000% due 05/25/2036 ^		117	95
GMAC Mortgage Corp. Loan Trust
3.293% due 04/19/2036 ^		396	358
GSR Mortgage Loan Trust
2.714% due 04/25/2035		4	4
2.863% due 05/25/2035		1,007	917
2.941% due 11/25/2035		108	103
HarborView Mortgage Loan Trust
0.622% due 01/19/2038		35	28
0.670% due 03/19/2036		615	439
IndyMac Mortgage Loan Trust
2.786% due 09/25/2035 ^		98	83
JPMorgan Mortgage Trust
2.278% due 07/27/2037		522	486
2.796% due 07/25/2035		149	147
6.000% due 08/25/2037 ^		145	126
Residential Accredit Loans, Inc. Trust
0.763% due 03/25/2037		456	107
5.129% due 02/25/2036 ^		325	260
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		118	100
Structured Asset Mortgage Investments Trust
0.653% due 05/25/2036		40	29
WaMu Mortgage Pass-Through Certificates Trust
1.121% due 05/25/2047		484	402
1.868% due 10/25/2036 ^		260	219
4.378% due 07/25/2037 ^		243	224
Wells Fargo Mortgage-Backed Securities Trust
2.928% due 03/25/2035		344	343

Total Non-Agency Mortgage-Backed Securities (Cost $6,905)			7,810

ASSET-BACKED SECURITIES 0.5%
Carrington Mortgage Loan Trust
0.583% due 08/25/2036		100	59
Credit-Based Asset Servicing and Securitization LLC
3.962% due 01/25/2037 ^		1,086	534
GSAMP Trust
0.583% due 08/25/2036		80	59
Mid-State Trust
7.791% due 03/15/2038		18	19
Morgan Stanley ABS Capital, Inc. Trust
0.573% due 05/25/2037		168	102
Option One Mortgage Loan Trust Asset-Backed Certificates
1.408% due 08/25/2033		82	74
Residential Asset Securities Corp. Trust
0.583% due 08/25/2036		46	43
6.980% due 09/25/2031		1,774	1,798

Total Asset-Backed Securities (Cost $2,193)			2,688

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	214
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	805
4.750% due 04/17/2019	EUR	600	610

Total Sovereign Issues (Cost $1,505)			1,629

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 1.2%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. (c)	10,000	$45

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR (c)	25,177	0

FINANCIALS 0.3%
CIT Group, Inc.	31,331	972
EME Reorganization Trust	11,455,839	24
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
Nationstar Mortgage Holdings, Inc. (c)	68,300	676
TIG FinCo PLC (g)	511,687	353

		2,025

HEALTH CARE 0.9%
NVHL S.A. ‘A’ (c)(g)	231,498	526
NVHL S.A. ‘B’ (c)(g)	231,498	527
NVHL S.A. ‘C’ (c)(g)	231,498	527
NVHL S.A. ‘D’ (c)(g)	231,498	527
NVHL S.A. ‘E’ (c)(g)	231,498	527
NVHL S.A. ‘F’ (c)(g)	231,498	527
NVHL S.A. ‘G’ (c)(g)	231,498	527
NVHL S.A. ‘H’ (c)(g)	231,498	527
NVHL S.A. ‘I’ (c)(g)	231,498	527
NVHL S.A. ‘J’ (c)(g)	231,498	527

		5,269

Total Common Stocks (Cost $13,259)		7,339

WARRANTS 0.2%

CONSUMER DISCRETIONARY 0.2%
XFit Brands, Inc. - Exp. 06/12/2024	1	1,240

INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049	19,565	7

Total Warrants (Cost $186)		1,247

PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.3%
CoBank ACB
6.200% due 01/01/2025 (f)	2,000	203
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	12,000	15,053
GMAC Capital Trust
6.402% due 02/15/2040	160,000	3,922

Total Preferred Securities (Cost $16,200)		19,178

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS (h) 1.0%
		5,589

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
0.231% due 04/07/2016 - 04/28/2016 (d)(e)(l)	$2,833	$2,833

Total Short-Term Instruments (Cost $8,422)		8,422

Total Investments in Securities (Cost $650,311)		602,551

	SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	2,716,685	26,844

Total Short-Term Instruments (Cost $26,836)		26,844

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $26,836)	$26,844

Total Investments 108.0% (Cost $677,147)	$629,395

Financial Derivative Instruments (j)(k) (0.2%) (Cost or Premiums, net $1,972)	(960)

Other Assets and Liabilities, net (7.8%)	(45,708)

Net Assets 100.0%	$582,727

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$526	0.09%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	527	0.09
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	527	0.09
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	527	0.09
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	527	0.09
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	527	0.09
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	527	0.09
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	527	0.09
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	527	0.09
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	527	0.09
TIG FinCo PLC	04/02/2015	759	353	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,395	0.93
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 03/12/2016	2,674	2,586	0.44

		$15,669	$13,603	2.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JML	(1.400)%	03/07/2016	04/21/2016	$2,134	Country Garden Holdings Co. Ltd. 7.500% due 03/09/2020	$(2,105)	$2,134	$2,132
	(0.750)	11/19/2015	04/21/2016	3,455	Country Garden Holdings Co. Ltd. 7.500% due 01/10/2023	(3,440)	3,455	3,456

Total Repurchase Agreements						$(5,545)	$5,589	$5,588

(1)	Includes accrued interest.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	65

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.000)%	03/16/2016	TBD	(2)	$(981)	$(979)
DEU	(1.250)	03/13/2015	TBD	(2)	(1,782)	(1,758)
GSC	(10.000)	03/17/2016	TBD	(2)	(1,423)	(1,417)
	(10.000)	03/28/2016	TBD	(2)	(1,767)	(1,765)
SOG	1.190	03/09/2016	06/01/2016		(28,694)	(28,716)
	1.190	03/11/2016	06/01/2016		(6,577)	(6,581)
	1.250	03/09/2016	05/20/2016		(4,608)	(4,612)
	1.290	03/11/2016	06/01/2016		(6,362)	(6,367)

Total Reverse Repurchase Agreements						$(52,195)

(2)	Open maturity reverse repurchase agreements.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(55,443) at a weighted average interest rate of 0.657%.

SHORT SALES:

SHORT SALES ON CORPORATE BONDS & NOTES

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$ 2,000	$(2,041)	$(2,217)
Country Garden Holdings Co. Ltd.	7.500	01/10/2023	3,300	(3,267)	(3,441)

Total Short Sales				$(5,308)	$(5,658)

(3)	Payable for short sales includes $177 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(i)	Securities with an aggregate market value of $59,214 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(979)	$0	$0	$(979)	$910	$(69)
DEU	0	(1,758)	0	0	(1,758)	1,821	63
GSC	0	(3,182)	0	0	(3,182)	3,950	768
JML	5,588	0	0	0	5,588	(5,545)	43
SOG	0	(46,276)	0	0	(46,276)	52,223	5,947

Master Securities Forward Transaction Agreement
JML	0	0	0	(3,441)	(3,441)	0	(3,441)
NSL	0	0	0	(2,217)	(2,217)	0	(2,217)

Total Borrowings and Other Financing Transactions	$5,588	$(52,195)	$0	$(5,658)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(46,276)	$(5,919)	$(52,195)

Total Borrowings	$0	$0	$(46,276)	$(5,919)	$(52,195)

Gross amount of recognized liabilities for reverse repurchase agreements					$(52,195)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$(48)	$0	$(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	100	66	31	(7)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	617	(168)	231	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	29	26	0	(28)

Total Futures Contracts				$(124)	$262	$(36)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$15,000	$455	$85	$24	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$151,800	$9,499	$3,108	$367	$0
Pay	3-Month USD-LIBOR	2.500	12/16/2025	19,500	1,673	553	72	0

					$11,172	$3,661	$439	$0

Total Swap Agreements					$11,627	$3,746	$463	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $6,777 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$262	$463	$725	$0	$(36)	$0	$(36)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		JPY	77,700	$		694	$4	$0

BPS	04/2016	$		1,237		EUR	1,127	45	0

CBK	04/2016		EUR	487	$		541	0	(13)
	05/2016		CAD	1,003			725	0	(47)
	05/2016		CHF	1,894			1,954	0	(19)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	04/2016	$		9,880		GBP	6,919	$57	$0
	05/2016		GBP	6,919	$		9,881	0	(57)

HUS	04/2016	$		691		JPY	77,700	0	0
	05/2016		JPY	77,700	$		691	0	0

MSB	04/2016		EUR	31,819			34,917	0	(1,290)

SCX	04/2016		GBP	6,919			9,630	0	(308)

UAG	04/2016	$		34,914		EUR	31,179	564	0
	05/2016		EUR	31,179	$		34,944	0	(565)

Total Forward Foreign Currency Contracts								$670	$(2,299)

WRITTEN OPTIONS:

AS MARCH 31, 2016, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount	Premiums
Balance at Beginning of Period	$0	$0
Sales	14,000	(64)
Closing Buys	0	0
Expirations	(14,000)	64
Exercised	0	0

Balance at End of Period	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Anadarko Petroleum Corp.	(1.000)%	12/20/2020	3.250%	$	3,000	$510	$(227)	$283	$0
	Staples, Inc.	(1.000)	09/20/2018	0.780		8,000	208	(254)	0	(46)

BRC	JPMorgan Chase & Co.	(1.000)	12/20/2016	0.269		3,000	87	(104)	0	(17)

CBK	Assured Guaranty Corp.	(5.000)	12/20/2016	0.436		2,000	(73)	4	0	(69)

DUB	Assured Guaranty Corp.	(5.000)	06/20/2016	0.445		3,000	(260)	225	0	(35)
	MBIA, Inc.	(5.000)	06/20/2016	2.996		3,000	(242)	224	0	(18)

GST	ArcelorMittal	(1.000)	06/20/2024	6.374	EUR	2,000	527	180	707	0
	MBIA, Inc.	(5.000)	12/20/2016	2.998	$	2,000	45	(77)	0	(32)
	MBIA, Inc.	(5.000)	12/20/2017	5.012		2,000	(41)	38	0	(3)

JPM	Alcoa, Inc.	(1.000)	03/20/2019	1.908		5,000	163	(34)	129	0
	Anadarko Petroleum Corp.	(1.000)	12/20/2020	3.250		2,000	313	(124)	189	0
	Turkey Government International Bond	(1.000)	03/20/2020	2.073		7,000	291	(8)	283	0

MYC	Anadarko Petroleum Corp.	(1.000)	12/20/2020	3.250		2,000	333	(144)	189	0
	MBIA, Inc.	(5.000)	06/20/2017	3.846		2,000	(166)	136	0	(30)

							$1,695	$(165)	$1,780	$(250)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	2.588%	EUR 2,000	$74	$100	$174	$0
	Petrobras Global Finance BV	1.000	09/20/2020	9.092	$ 3,000	(726)	(127)	0	(853)
	Sprint Communications, Inc.	5.000	09/20/2020	10.619	3,300	(7)	(581)	0	(588)

CBK	Sprint Communications, Inc.	5.000	09/20/2020	10.619	250	0	(45)	0	(45)

GST	Sprint Communications, Inc.	5.000	09/20/2020	10.619	1,200	0	(214)	0	(214)
	Valeant Pharmaceuticals International, Inc.	5.000	06/20/2016	7.960	2,500	(40)	27	0	(13)

						$(699)	$(840)	$174	$(1,713)

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
MYC	iTraxx Europe Main 15 5-Year Index 9-12%	(1.000)%	06/20/2016	EUR 5,000	$976	$(987)	$0	$(11)

Total Swap Agreements					$1,972	$(1,992)	$1,954	$(1,974)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $2,833 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$4	$0	$0	$4	$0	$0	$0	$0	$4	$0	$4
BPS	45	0	283	328	0	0	(46)	(46)	282	(370)	(88)
BRC	0	0	174	174	0	0	(1,458)	(1,458)	(1,284)	1,296	12
CBK	0	0	0	0	(79)	0	(114)	(193)	(193)	0	(193)
DUB	0	0	0	0	0	0	(53)	(53)	(53)	51	(2)
GLM	57	0	0	57	(57)	0	0	(57)	0	0	0
GST	0	0	707	707	0	0	(262)	(262)	445	(600)	(155)
JPM	0	0	601	601	0	0	0	0	601	(650)	(49)
MSB	0	0	0	0	(1,290)	0	0	(1,290)	(1,290)	1,215	(75)
MYC	0	0	189	189	0	0	(41)	(41)	148	(290)	(142)
SCX	0	0	0	0	(308)	0	0	(308)	(308)	261	(47)
UAG	564	0	0	564	(565)	0	0	(565)	(1)	0	(1)

Total Over the Counter	$670	$0	$1,954	$2,624	$(2,299)	$0	$(1,974)	$(4,273)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$262	$262
Swap Agreements	0	24	0	0	439	463

	$0	$24	$0	$0	$701	$725

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$670	$0	$670
Swap Agreements	0	1,954	0	0	0	1,954

	$0	$1,954	$0	$670	$0	$2,624

	$0	$1,978	$0	$670	$701	$3,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,299	$0	$2,299
Swap Agreements	0	1,974	0	0	0	1,974

	$0	$1,974	$0	$2,299	$0	$4,273

	$0	$1,974	$0	$2,299	$36	$4,309

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	(373)	0	615	242
Swap Agreements	0	(7,199)	0	0	3,267	(3,932)

	$0	$(7,199)	$(373)	$0	$3,877	$(3,695)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,902	$0	$2,902
Written Options	0	0	0	0	64	64
Swap Agreements	0	(2,279)	0	0	0	(2,279)

	$0	$(2,279)	$0	$2,902	$64	$687

	$0	$(9,478)	$(373)	$2,902	$3,941	$(3,008)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	77	0	194	271
Swap Agreements	0	(848)	0	0	4,632	3,784

	$0	$(848)	$77	$0	$4,822	$4,051

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,409)	$0	$(5,409)
Swap Agreements	0	(20)	0	0	0	(20)

	$0	$(20)	$0	$(5,409)	$0	$(5,429)

	$0	$(868)	$77	$(5,409)	$4,822	$(1,378)

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$64,573	$0	$64,573
Corporate Bonds & Notes
Banking & Finance	0	174,437	12,442	186,879
Industrials	0	227,421	2,898	230,319
Utilities	0	66,064	0	66,064
Municipal Bonds & Notes
California	0	1,134	0	1,134
Florida	0	621	0	621
Illinois	0	465	0	465
New York	0	100	0	100
West Virginia	0	4,083	0	4,083
Non-Agency Mortgage-Backed Securities	0	7,810	0	7,810
Asset-Backed Securities	0	2,688	0	2,688
Sovereign Issues	0	1,629	0	1,629
Common Stocks
Consumer Discretionary	0	0	45	45
Financials	1,648	0	377	2,025
Health Care	5,269	0	0	5,269
Warrants
Consumer Discretionary	0	0	1,240	1,240
Industrials	0	0	7	7
Preferred Securities
Banking & Finance	3,922	15,256	0	19,178
Short-Term Instruments
Repurchase Agreements	0	5,589	0	5,589
U.S. Treasury Bills	0	2,833	0	2,833
	$10,839	$574,703	$17,009	$602,551

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,844	$0	$0	$26,844

Total Investments	$37,683	$574,703	$17,009	$629,395

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(5,658)	$0	$(5,658)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	262	463	0	725
Over the counter	0	2,624	0	2,624
	$262	$3,087	$0	$3,349

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	0	0	(36)
Over the counter	0	(4,273)	0	(4,273)
	$(36)	$(4,273)	$0	$(4,309)

Totals	$37,909	$567,859	$17,009	$622,777

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$50,412	$2,588	$0	$22	$0	$(1,284)	$0	$(39,296)	$12,442	$(495)
Industrials	8,077	303	(29)	0	0	27	0	(5,480)	2,898	192
Utilities	167	0	(165)	0	0	(2)	0	0	0	0
Common Stocks
Consumer Discretionary	0	0	0	0	0	45	0	0	45	45
Financials	0	759	0	0	0	(406)	24	0	377	(406)
Health Care	4,978	0	0	0	0	290	0	(5,268)	0	0
Warrants
Consumer Discretionary	5	0	0	0	0	1,235	0	0	1,240	1,234
Industrials	186	0	0	0	0	(179)	0	0	7	(179)

Totals	$63,825	$3,650	$(194)	$22	$0	$(274)	$24	$(50,044)	$17,009	$391

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

March 31, 2016

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,395	Proxy Pricing	Base Price	102.67
	7,047	Reference Instrument	Spread Movement	16.00 bps
Industrials	2,898	Proxy Pricing	Base Price	6.94-99.75
Common Stocks
Consumer Discretionary	45	Other Valuation Techniques (2)	—	—
Financials	377	Other Valuation Techniques (2)	—	—
Warrants
Consumer Discretionary	1,240	Other Valuation Techniques (2)	—	—
Industrials	7	Proxy Pricing	Base Price	0.37

Total	$17,009

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.2%

BANK LOAN OBLIGATIONS 2.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$4,800	$4,782
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	9,581	9,695
Delos Finance SARL
TBD% due 03/06/2021	350	351
Delta Air Lines, Inc.
2.530% due 09/30/2019 (f)	15,455	15,214
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	7,830	7,832
HCA, Inc.
3.683% due 03/17/2023	4,850	4,877
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	436	436
Pennon Group PLC
5.125% due 12/15/2020	2,260	2,253

Total Bank Loan Obligations (Cost $45,462)		45,440

CORPORATE BONDS & NOTES 79.0%

BANKING & FINANCE 56.1%
ABN AMRO Bank NV
4.750% due 07/28/2025	2,500	2,528
Aflac, Inc.
2.400% due 03/16/2020	310	315
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,602
American Express Co.
4.900% due 03/15/2020 (e)	1,600	1,438
6.800% due 09/01/2066	5,005	5,030
American Express Credit Corp.
1.682% due 09/14/2020	400	398
American International Group, Inc.
3.300% due 03/01/2021	600	614
4.125% due 02/15/2024	2,000	2,088
4.375% due 01/15/2055	13,000	11,421
American Tower Corp.
2.800% due 06/01/2020	770	775
AXA S.A.
6.463% due 12/14/2018 (e)	4,500	4,601
Banco Santander Brasil S.A.
4.625% due 02/13/2017	12,150	12,405
Banco Santander Chile
1.517% due 04/11/2017	5,000	4,969
Bank of America Corp.
2.600% due 01/15/2019	2,717	2,765
2.650% due 04/01/2019	6,700	6,824
3.875% due 08/01/2025	26,200	27,312
5.650% due 05/01/2018	11,515	12,369
5.700% due 05/02/2017	210	218
5.750% due 12/01/2017	25	27
6.875% due 04/25/2018 (h)	57,360	63,021
6.875% due 11/15/2018	800	896
7.625% due 06/01/2019	4,665	5,434
Bank of America N.A.
5.300% due 03/15/2017	3,100	3,209
6.100% due 06/15/2017	1,000	1,046
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)	3,900	3,900
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018	5,600	5,632
Bank One Capital
8.750% due 09/01/2030	75	108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
7.625% due 11/21/2022	$38,194	$41,130
7.750% due 04/10/2023	15,060	15,832
10.179% due 06/12/2021	750	954
Barclays PLC
3.650% due 03/16/2025	5,200	4,887
Bear Stearns Cos. LLC
4.650% due 07/02/2018 (h)	11,837	12,579
5.550% due 01/22/2017	7,630	7,875
7.250% due 02/01/2018 (h)	35,900	39,443
Berkshire Hathaway, Inc.
3.125% due 03/15/2026	4,000	4,117
BGC Partners, Inc.
5.375% due 12/09/2019	5,900	6,205
BNP Paribas S.A.
7.375% due 08/19/2025 (e)	300	291
7.625% due 03/30/2021 (e)	4,000	4,030
BPCE S.A.
4.500% due 03/15/2025	5,700	5,656
5.700% due 10/22/2023	5,000	5,313
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,290	14,739
Citigroup, Inc.
0.906% due 06/09/2016	1,000	999
1.311% due 04/27/2018	445	442
2.650% due 10/26/2020	4,500	4,549
3.875% due 03/26/2025	530	526
4.300% due 11/20/2026	425	424
CME Group, Inc.
3.000% due 03/15/2025	3,570	3,624
5.300% due 09/15/2043	500	599
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,000	1,010
Credit Agricole S.A.
4.375% due 03/17/2025	6,450	6,333
Credit Suisse AG
6.500% due 08/08/2023	17,300	18,680
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,673
3.750% due 03/26/2025	10,600	10,150
3.800% due 09/15/2022	4,300	4,287
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	900	914
Crown Castle International Corp.
3.400% due 02/15/2021	3,680	3,741
4.875% due 04/15/2022	700	751
5.250% due 01/15/2023	2,300	2,481
DBS Bank Ltd.
1.232% due 07/15/2021	1,834	1,829
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,145
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	2,945	3,114
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)	2,500	2,481
Digital Realty Trust LP
3.400% due 10/01/2020	1,200	1,229
4.750% due 10/01/2025	400	408
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	806	821
EPR Properties
4.500% due 04/01/2025	900	875
ERP Operating LP
2.375% due 07/01/2019	9,400	9,471
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fidelity National Financial, Inc.
5.500% due 09/01/2022	$200	$218
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,217
Ford Motor Credit Co. LLC
1.462% due 03/12/2019	3,579	3,493
1.534% due 06/15/2018	700	690
1.557% due 01/09/2018	3,234	3,197
1.684% due 09/08/2017	205	204
1.724% due 12/06/2017	300	298
2.200% due 01/08/2019	600	599
2.240% due 06/15/2018	4,700	4,701
2.375% due 01/16/2018	4,135	4,156
2.551% due 10/05/2018	3,478	3,495
2.943% due 01/08/2019	9,400	9,550
5.000% due 05/15/2018	1,513	1,599
5.750% due 02/01/2021	3,000	3,401
5.875% due 08/02/2021	450	517
6.625% due 08/15/2017	21,250	22,549
8.000% due 12/15/2016	5,600	5,848
GE Capital International Funding Co.
4.418% due 11/15/2035	734	796
General Motors Financial Co., Inc.
2.400% due 04/10/2018	10,831	10,835
3.000% due 09/25/2017	4,900	4,947
3.200% due 07/13/2020	300	300
3.450% due 04/10/2022	3,050	3,000
4.000% due 01/15/2025	5,000	4,867
4.300% due 07/13/2025	5,000	4,961
6.750% due 06/01/2018	5,531	5,978
Goldman Sachs Group, Inc.
1.288% due 05/22/2017	340	340
2.399% due 02/25/2021	5,000	5,073
3.625% due 01/22/2023	5,400	5,580
3.750% due 05/22/2025 (h)	19,200	19,698
3.850% due 07/08/2024	5,000	5,177
4.750% due 10/21/2045	5,200	5,458
5.750% due 01/24/2022	1,900	2,196
5.950% due 01/18/2018	800	858
7.500% due 02/15/2019	300	346
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	7,315	8,333
6.375% due 04/15/2021	2,000	2,318
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,288
HBOS PLC
6.750% due 05/21/2018	34,030	36,888
HSBC Bank PLC
4.125% due 08/12/2020	2,000	2,143
HSBC Bank USA N.A.
4.875% due 08/24/2020	385	413
HSBC Finance Corp.
6.676% due 01/15/2021	12,250	14,093
HSBC Holdings PLC
2.874% due 03/08/2021	4,900	5,017
4.250% due 08/18/2025	360	356
6.375% due 09/17/2024 (e)	3,200	2,976
7.625% due 05/17/2032	1,230	1,530
ING Bank NV
5.800% due 09/25/2023	8,500	9,280
Intercontinental Exchange, Inc.
4.000% due 10/15/2023	9,000	9,429
International Lease Finance Corp.
6.750% due 09/01/2016	13,630	13,851
Intesa Sanpaolo SpA
5.017% due 06/26/2024	7,200	6,756
6.500% due 02/24/2021	11,629	13,280

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	73

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase & Co.
2.115% due 03/01/2021		$5,000	$5,079
2.550% due 10/29/2020		5,200	5,276
3.300% due 04/01/2026		900	909
3.875% due 09/10/2024		280	287
3.900% due 07/15/2025		2,100	2,236
4.500% due 01/24/2022		7,900	8,729
6.000% due 01/15/2018		1,500	1,616
7.900% due 04/30/2018 (e)		6,300	6,308
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017 (h)		22,550	23,947
JPMorgan Chase Capital
1.579% due 09/30/2034		3,000	2,366
KBC Bank NV
8.000% due 01/25/2023		5,000	5,412
Kilroy Realty LP
4.375% due 10/01/2025		4,000	4,206
KKR Group Finance Co. LLC
5.125% due 06/01/2044		1,900	1,866
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	599
6.875% due 05/02/2018 ^		16,693	1,270
7.875% due 05/08/2018 ^	GBP	16,500	2,162
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,250	1,685
Lloyds Banking Group PLC
5.300% due 12/01/2045		1,444	1,420
MetLife, Inc.
6.400% due 12/15/2066		30	31
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		400	408
Morgan Stanley
2.650% due 01/27/2020		100	102
3.875% due 01/27/2026		4,500	4,706
4.350% due 09/08/2026		280	289
Nationwide Building Society
3.900% due 07/21/2025		8,000	8,457
Navient Corp.
5.500% due 01/15/2019		700	691
8.450% due 06/15/2018		39,500	42,462
Nippon Life Insurance Co.
5.000% due 10/18/2042		3,900	4,197
Nordea Bank AB
6.125% due 09/23/2024 (e)		2,440	2,333
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		1,850	1,888
5.250% due 01/15/2026		1,200	1,226
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,200	1,318
Prologis LP
4.250% due 08/15/2023		1,570	1,704
Protective Life Global Funding
2.700% due 11/25/2020		3,050	3,102
Rabobank Group
4.375% due 08/04/2025		600	622
8.375% due 07/26/2016 (e)		17,919	18,200
8.400% due 06/29/2017 (e)		5,200	5,498
11.000% due 06/30/2019 (e)		2,000	2,407
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,079
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		6,900	6,909
Rio Oil Finance Trust
9.250% due 07/06/2024		1,950	1,229
9.750% due 01/06/2027		1,950	1,174
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		26,135	28,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland PLC
9.500% due 03/16/2022	$6,861	$7,270
Santander Holdings USA, Inc.
4.500% due 07/17/2025	500	515
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,250
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,437
5.000% due 08/15/2018	9,050	9,511
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (e)	14,000	16,135
State Street Capital Trust
1.634% due 06/01/2077	15,500	11,348
State Street Corp.
1.518% due 08/18/2020	500	498
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	1,770	1,796
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021	2,400	2,424
Synchrony Financial
3.000% due 08/15/2019	2,400	2,440
3.750% due 08/15/2021	1,200	1,234
4.500% due 07/23/2025	2,500	2,577
Tiers Trust
8.125% due 09/15/2017	141	147
U.S. Bancorp
5.125% due 01/15/2021 (e)	9,100	9,327
UBS AG
4.750% due 05/22/2023	1,100	1,117
5.125% due 05/15/2024	1,000	1,016
7.625% due 08/17/2022	15,075	17,288
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (a)	5,100	5,106
2.950% due 09/24/2020	2,175	2,185
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)	14,900	14,937
UDR, Inc.
3.750% due 07/01/2024	7,550	7,777
USAA Capital Corp.
2.450% due 08/01/2020	3,500	3,588
USB Capital
3.500% due 05/02/2016 (e)	14,250	10,563
Vonovia Finance BV
3.200% due 10/02/2017 (h)	16,800	16,968
5.000% due 10/02/2023	6,555	6,930
Vornado Realty LP
2.500% due 06/30/2019	8,750	8,831
Wachovia Capital Trust
5.570% due 05/02/2016 (e)	10,010	9,912
WEA Finance LLC
3.250% due 10/05/2020 (h)	12,300	12,582
Wells Fargo & Co.
2.600% due 07/22/2020	500	512
3.300% due 09/09/2024	100	103
4.100% due 06/03/2026	605	634
Welltower, Inc.
4.250% due 04/01/2026	300	305
Weyerhaeuser Co.
6.950% due 08/01/2017	800	850
7.375% due 10/01/2019	5,000	5,744

		1,148,146

INDUSTRIALS 17.5%
AbbVie, Inc.
2.500% due 05/14/2020	5,600	5,710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Actavis Funding SCS
3.000% due 03/12/2020	$3,300	$3,404
4.850% due 06/15/2044	350	374
Altria Group, Inc.
9.950% due 11/10/2038	251	443
Amazon.com, Inc.
3.800% due 12/05/2024	1,950	2,135
Anadarko Petroleum Corp.
5.950% due 09/15/2016	800	813
8.700% due 03/15/2019	4,175	4,669
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	6,500	6,597
3.650% due 02/01/2026 (h)	10,200	10,740
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,516
Baxalta, Inc.
2.875% due 06/23/2020	300	300
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,901
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	2,925	3,047
4.700% due 09/01/2045	5,000	5,584
8.125% due 04/15/2020	7,000	8,504
CCO Safari LLC
4.464% due 07/23/2022	10,300	10,803
4.908% due 07/23/2025	16,500	17,436
6.484% due 10/23/2045	900	1,004
Cimarex Energy Co.
5.875% due 05/01/2022	1,549	1,601
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,000	2,133
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	57
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	7,276	7,685
7.250% due 05/10/2021	648	732
9.000% due 01/08/2018	1,107	1,132
Continental Resources, Inc.
3.800% due 06/01/2024	3,750	3,026
Cox Communications, Inc.
3.250% due 12/15/2022	4,250	4,108
Crown Castle Towers LLC
3.663% due 05/15/2045	800	813
6.113% due 01/15/2040	700	773
CSX Corp.
3.950% due 05/01/2050	1,000	918
CVS Health Corp.
5.750% due 06/01/2017	121	128
CVS Pass-Through Trust
7.507% due 01/10/2032	1,889	2,278
Daimler Finance North America LLC
2.000% due 08/03/2018	600	605
Delphi Automotive PLC
4.250% due 01/15/2026	1,700	1,779
Energy Transfer Partners LP
4.150% due 10/01/2020	2,815	2,733
4.650% due 06/01/2021	4,900	4,716
4.750% due 01/15/2026	150	138
9.700% due 03/15/2019	444	491
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,097
3.900% due 02/15/2024	700	709
6.500% due 01/31/2019	1,634	1,792
Fidelity National Information Services, Inc.
3.625% due 10/15/2020	5,600	5,796
5.000% due 10/15/2025	4,700	5,087

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Halliburton Co.
3.375% due 11/15/2022	$2,600	$2,649
Home Depot, Inc.
2.625% due 06/01/2022	255	264
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	9,000	9,241
3.500% due 02/11/2023	1,300	1,323
4.250% due 07/21/2025	5,000	5,330
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	6,244	6,020
3.950% due 09/01/2022	2,700	2,597
6.000% due 02/01/2017	300	309
Kinder Morgan, Inc.
5.550% due 06/01/2045	5,000	4,460
7.800% due 08/01/2031	12,885	14,276
8.050% due 10/15/2030	9,200	9,916
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,569
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,400	2,424
3.950% due 07/15/2025	4,100	4,376
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,487
Lockheed Martin Corp.
2.500% due 11/23/2020	3,680	3,775
Masco Corp.
6.125% due 10/03/2016	5,750	5,897
7.125% due 03/15/2020	1,000	1,156
McDonald’s Corp.
3.700% due 01/30/2026	295	313
Medtronic, Inc.
1.434% due 03/15/2020	1,000	998
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,830
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	2,775
NetApp, Inc.
3.375% due 06/15/2021	750	755
Newell Rubbermaid, Inc.
2.600% due 03/29/2019	2,000	2,031
Newfield Exploration Co.
5.375% due 01/01/2026	2,500	2,287
Northwest Pipeline LLC
5.950% due 04/15/2017	200	199
Packaging Corp. of America
3.900% due 06/15/2022	4,850	4,987
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,580
Pioneer Natural Resources Co.
6.650% due 03/15/2017	2,300	2,379
6.875% due 05/01/2018	4,800	5,112
QUALCOMM, Inc.
1.168% due 05/20/2020	3,000	2,922
QVC, Inc.
4.850% due 04/01/2024	700	697
Regency Energy Partners LP
5.000% due 10/01/2022	1,000	942
5.500% due 04/15/2023	1,022	914
5.750% due 09/01/2020	300	300
6.500% due 07/15/2021	3,298	3,265
RELX Capital, Inc.
3.125% due 10/15/2022	278	278
Reynolds American, Inc.
4.450% due 06/12/2025	300	331
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,605

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Solvay Finance America LLC
3.400% due 12/03/2020	$1,000	$1,018
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	100	103
Southwestern Energy Co.
4.100% due 03/15/2022	850	569
7.500% due 02/01/2018	1,900	1,601
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	1,000	1,022
Time Warner Cable, Inc.
6.550% due 05/01/2037	1,900	2,092
8.750% due 02/14/2019	1,200	1,406
Time Warner, Inc.
3.600% due 07/15/2025	2,400	2,469
4.875% due 03/15/2020	215	236
7.625% due 04/15/2031	505	647
7.700% due 05/01/2032	185	238
Total System Services, Inc.
3.800% due 04/01/2021	950	978
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,811	2,095
UnitedHealth Group, Inc.
1.900% due 07/16/2018	3,000	3,048
Universal Health Services, Inc.
7.125% due 06/30/2016	500	508
Viacom, Inc.
2.500% due 09/01/2018	4,250	4,283
3.250% due 03/15/2023	4,350	4,217
Volkswagen Group of America Finance LLC
1.058% due 11/20/2017	1,085	1,065
1.250% due 05/23/2017	7,150	7,102
1.650% due 05/22/2018	5,300	5,229
2.125% due 05/23/2019	2,700	2,673
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,733
WestRock RKT Co.
4.450% due 03/01/2019	1,100	1,151
Williams Partners LP
4.300% due 03/04/2024	1,000	833
Wynn Las Vegas LLC
5.375% due 03/15/2022	500	505
5.500% due 03/01/2025	9,500	8,989
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	5,900	5,990
Zoetis, Inc.
3.450% due 11/13/2020	1,500	1,543

		357,219

UTILITIES 5.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	380
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,968
AT&T, Inc.
2.400% due 08/15/2016	600	604
2.625% due 12/01/2022	900	893
3.400% due 05/15/2025	11,800	11,852
4.125% due 02/17/2026	6,800	7,199
5.200% due 03/15/2020	3,700	4,114
BellSouth Corp.
4.821% due 04/26/2021	500	501
BG Energy Capital PLC
4.000% due 10/15/2021	7,000	7,322
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BVPS Funding Corp.
8.890% due 06/01/2017	$139	$143
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,551
Entergy Corp.
4.000% due 07/15/2022	5,650	6,003
Exelon Corp.
2.850% due 06/15/2020	300	307
Exelon Generation Co. LLC
6.200% due 10/01/2017	5,000	5,319
FirstEnergy Corp.
4.250% due 03/15/2023	100	104
7.375% due 11/15/2031	288	356
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	518
9.250% due 04/23/2019	4,200	4,774
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	902
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	532
Metropolitan Edison Co.
7.700% due 01/15/2019	155	174
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 §	2,888	664
6.750% due 10/01/2023 §	704	162
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,344
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,041
Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	533
Petrobras Global Finance BV
4.375% due 05/20/2023	11,600	8,494
PNPP Funding Corp.
9.120% due 05/30/2016	37	37
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,758
Rosneft Finance S.A.
7.875% due 03/13/2018	4,750	5,094
Utility Contract Funding LLC
7.944% due 10/01/2016	88	91
Verizon Communications, Inc.
2.450% due 11/01/2022	475	473
5.012% due 08/21/2054	358	361
5.150% due 09/15/2023 (h)	11,100	12,837

		109,610

Total Corporate Bonds & Notes (Cost $1,567,580)		1,614,975

MUNICIPAL BONDS & NOTES 9.3%

CALIFORNIA 5.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	140
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,550	2,285
7.043% due 04/01/2050	2,220	3,290
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	125
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	5,000	7,336
7.550% due 04/01/2039	13,730	21,035

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	$51,170	$79,611
7.700% due 11/01/2030	500	617
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	147
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	756
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	396
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	407
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	434

		116,579

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	100	125
6.655% due 04/01/2057	200	244

		369

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	695
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	357
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	8,800	9,016
7.750% due 01/01/2042	50	50
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	205

		10,323

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	300	394

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	363

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	700	978
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	300	399
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	100	137
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	375

		1,889

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 2.9%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	$300	$370
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	38,510	58,596

		58,966

UTAH 0.1%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	957

Total Municipal Bonds & Notes (Cost $184,093)		189,840

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae, TBA
3.500% due 05/01/2046	6,300	6,597
4.000% due 06/01/2046	10,000	10,654
Ginnie Mae
8.500% due 08/15/2030	22	25

Total U.S. Government Agencies (Cost $17,224)		17,276

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	31,800	31,021
2.500% due 02/15/2046	17,800	17,359
3.000% due 11/15/2045 (l)	66,890	72,241
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (j)(l)	11,089	11,342
2.375% due 01/15/2017 (j)(l)	5,404	5,571
2.375% due 01/15/2025 (j)(l)	29,095	34,689
U.S. Treasury Notes
1.125% due 02/28/2021 (h)	48,900	48,724
1.375% due 01/31/2021	12,600	12,696
1.625% due 02/15/2026	37,625	37,099
2.000% due 08/15/2025	33,620	34,283
2.250% due 11/15/2025	13,825	14,394

Total U.S. Treasury Obligations (Cost $313,698)		319,419

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Structured Asset Mortgage Investments Trust
1.132% due 03/19/2034	1,215	1,176

Total Non-Agency Mortgage-Backed Securities (Cost $1,141)		1,176

ASSET-BACKED SECURITIES 1.3%
Cavalry CLO Ltd.
1.990% due 01/16/2024	3,100	3,091
Eagle Ltd.
2.570% due 12/15/2039	963	946
Elm CLO Ltd.
2.020% due 01/17/2023	4,302	4,334
Inwood Park CDO Ltd.
0.849% due 01/20/2021	308	308
LCM LP
1.824% due 07/14/2022	1,075	1,077
Race Point CLO Ltd.
1.637% due 12/15/2022	3,748	3,740
Voya CLO Ltd.
1.922% due 10/15/2022	4,400	4,390

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.942% due 10/15/2022	$7,800	$7,793

Total Asset-Backed Securities (Cost $25,694)		25,679

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%
Wells Fargo & Co.
7.500% (e)	27,300	32,903

Total Convertible Preferred Securities (Cost $21,287)		32,903

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
CoBank ACB
6.200% due 01/01/2025 (e)	30,000	3,051

Total Preferred Securities (Cost $3,000)		3,051

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016	$5,000	4,995
Intesa Sanpaolo SpA
1.997% due 04/11/2016	15,500	15,501

		20,496

REPURCHASE AGREEMENTS (g) 0.2%
		4,122

U.S. TREASURY BILLS 0.0%
0.274% due 04/21/2016 (b)(c)(l)	293	293

Total Short-Term Instruments (Cost $24,915)		24,911

Total Investments in Securities (Cost $2,204,094)		2,274,670

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	762,264	7,532

Total Short-Term Instruments (Cost $7,531)		7,532

Total Investments in Affiliates (Cost $7,531)		7,532

Total Investments 111.6% (Cost $2,211,625)		$2,282,202

Financial Derivative Instruments (i)(k) (0.1%) (Cost or Premiums, net $(1,281))		(2,124)

Other Assets and Liabilities, net (11.5%)		(234,628)

Net Assets 100.0%		$2,045,450

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	When-issued security.
(b)	Zero coupon bond.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$ 9,581	$9,695	0.47%
Delta Air Lines, Inc.	2.530	09/30/2019	09/29/2014	15,455	15,214	0.75

				$ 25,036	$24,909	1.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$4,122	U.S. Treasury Notes 3.750% due 11/15/2018	$(4,207)	$4,122	$4,122

Total Repurchase Agreements						$(4,207)	$4,122	$4,122

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.570%	01/15/2016	04/15/2016	$(26,203)	$(26,235)
BOS	0.650	03/31/2016	04/04/2016	(1,092)	(1,092)
GRE	0.650	03/03/2016	04/19/2016	(3,510)	(3,512)
SCX	0.790	02/18/2016	04/18/2016	(40,574)	(40,612)
	0.790	02/23/2016	04/12/2016	(84,747)	(84,818)
UBS	0.970	01/19/2016	04/19/2016	(64,685)	(64,812)

Total Reverse Repurchase Agreements					$(221,081)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.200%	03/30/2016	04/06/2016	$(2,483)	$(2,483)

Total Sale-Buyback Transactions					$(2,483)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(352,740) at a weighted average interest rate of 0.293%.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $231,563 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOM	$0	$(26,235)	$0	$(26,235)	$26,339	$104
BOS	0	(1,092)	0	(1,092)	1,096	4
GRE	0	(3,512)	0	(3,512)	3,394	(118)
SCX	0	(125,430)	0	(125,430)	127,549	2,119
SGY	0	0	0	0	(214)	(214)
SSB	4,122	0	0	4,122	(4,207)	(85)
UBS	0	(64,812)	0	(64,812)	68,485	3,673

Master Securities Forward Transaction Agreement
GSC	0	0	(2,483)	(2,483)	2,491	8

Total Borrowings and Other Financing Transactions	$4,122	$(221,081)	$(2,483)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(190,242)	$0	$0	$(190,242)
U.S. Treasury Obligations	0	(30,839)	0	0	(30,839)

Total	$0	$(221,081)	$0	$0	$(221,081)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,483)	0	0	(2,483)

Total	$0	$(2,483)	$0	$0	$(2,483)

Total Borrowings	$0	$(223,564)	$0	$0	$(223,564)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(223,564)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	110	$25	$0	$(1)
90-Day Eurodollar December Futures	Short	12/2017	442	(215)	0	(44)
90-Day Eurodollar June Futures	Short	06/2016	1,121	(1,306)	0	0
90-Day Eurodollar June Futures	Short	06/2017	108	29	0	(6)
90-Day Eurodollar March Futures	Short	03/2017	626	(153)	0	(16)
90-Day Eurodollar September Futures	Short	09/2016	975	(1,107)	0	0
90-Day Eurodollar September Futures	Short	09/2017	108	28	0	(8)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	2,011	(700)	754	0

Total Futures Contracts				$(3,399)	$754	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
								Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2020	0.773%	$	1,700	$18	$51	$2	$0

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$44,050	$248	$(229)	$0	$(1)
CDX.IG-25 5-Year Index	1.000	12/20/2020	397,350	2,124	(203)	0	(24)

				$2,372	$(432)	$0	$(25)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	$70,600	$(6,175)	$(6,724)	$0	$(266)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	140,700	(7,513)	(2,460)	0	(512)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	41,300	(5,978)	(7,015)	0	(374)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046	60,300	(4,515)	(788)	0	(336)

					$(24,181)	$(16,987)	$0	$(1,488)

Total Swap Agreements					$(21,791)	$(17,368)	$2	$(1,513)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(j)	Securities with an aggregate market value of $31,441 and cash of $816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$754	$2	$756	$0	$(75)	$(1,513)	$(1,588)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	5,400	$562	$270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		13,400	634	564

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016		15,800	6	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		29,450	120	149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		12,400	620	558

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		8,800	770	337

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		9,200	743	281
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		10,300	930	395
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		16,950	1,582	633
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		18,100	1,674	672

								$7,641	$3,861

Total Purchased Options								$7,641	$3,861

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	5,200	$(12)	$0

BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		35,600	(70)	(6)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		3,100	(7)	0

JPM	Put - OTC CDX.IG-25 5-Year Index	Sell	1.400	04/20/2016		200,000	(605)	(15)

							$(694)	$(21)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	23,800	$(563)	$(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		68,600	(702)	(599)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		62,000	(626)	(540)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		6,400	(120)	(169)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		38,800	(780)	(248)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	04/14/2016		6,500	(21)	0

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		39,400	(740)	(150)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		45,200	(925)	(289)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		154,250	(3,281)	(989)

								$(7,758)	$(3,143)

Total Written Options								$(8,452)	$(3,164)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	0	$797,050	$(5,930)
Sales	219	1,259,630	(10,292)
Closing Buys	0	(710,130)	5,850
Expirations	(219)	(226,200)	362
Exercised	0	(431,500)	1,558

Balance at End of Period	0	$688,850	$(8,452)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Darden Restaurants, Inc.	(1.000)%	06/20/2020	0.656%	$ 3,500	$(5)	$(46)	$0	$(51)
	Dow Chemical Co.	(1.000)	12/20/2020	0.569	2,600	(33)	(19)	0	(52)

						$(38)	$(65)	$0	$(103)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	China Government International Bond	1.000%	09/20/2020	1.033%	$ 2,900	$(16)	$13	$0	$(3)
	Petrobras Global Finance BV	1.000	06/20/2018	7.687	3,000	(150)	(256)	0	(406)

BRC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250	4,500	(657)	232	0	(425)
	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.946	4,200	30	(16)	14	0
	China Government International Bond	1.000	09/20/2020	1.033	1,050	0	(1)	0	(1)
	Ford Motor Co.	5.000	12/20/2017	0.623	30,000	3,863	(1,560)	2,303	0
	General Electric Co.	1.000	12/20/2017	0.172	750	(9)	20	11	0
	General Electric Co.	1.000	03/20/2019	0.234	9,700	114	108	222	0
	Italy Government International Bond	1.000	06/20/2020	1.026	19,500	29	(44)	0	(15)
	Mexico Government International Bond	1.000	09/20/2020	1.383	3,200	(59)	7	0	(52)
	Prudential Financial, Inc.	1.000	09/20/2019	0.813	3,900	79	(53)	26	0

CBK	China Government International Bond	1.000	09/20/2020	1.033	600	0	(1)	0	(1)

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Freeport-McMoRan, Inc.	1.000%	06/20/2016	2.068%	$ 2,550	$(28)	$23	$0	$(5)
	Mexico Government International Bond	1.000	09/20/2020	1.383	3,700	(65)	5	0	(60)
	Volkswagen International Finance NV	1.000	12/20/2020	1.660	4,500	(350)	220	0	(130)

DBL	Petroleos Mexicanos	1.000	09/20/2020	3.181	2,000	(101)	(78)	0	(179)

DUB	General Electric Co.	1.000	03/20/2019	0.234	500	8	3	11	0
	MetLife, Inc.	1.000	09/20/2021	1.392	24,500	256	(744)	0	(488)
	Morgan Stanley	1.000	03/20/2021	1.029	5,000	(38)	33	0	(5)
	Prudential Financial, Inc.	1.000	09/20/2021	1.295	14,700	170	(390)	0	(220)

FBF	Mexico Government International Bond	1.000	09/20/2020	1.383	1,800	(33)	4	0	(29)

GST	China Government International Bond	1.000	09/20/2020	1.033	2,700	(3)	0	0	(3)
	Continental Resources, Inc.	1.000	06/20/2016	3.327	1,000	13	(18)	0	(5)
	Enbridge, Inc.	1.000	09/20/2017	1.977	6,000	103	(186)	0	(83)
	Italy Government International Bond	1.000	03/20/2019	0.820	16,000	(269)	358	89	0
	MetLife, Inc.	1.000	12/20/2020	1.205	2,000	12	(30)	0	(18)
	MetLife, Inc.	1.000	06/20/2021	1.331	14,000	(223)	(3)	0	(226)
	Mexico Government International Bond	1.000	09/20/2020	1.383	3,000	(54)	5	0	(49)
	Morgan Stanley	1.000	06/20/2020	0.885	3,800	31	(12)	19	0
	Petroleos Mexicanos	1.000	09/20/2020	3.181	100	(5)	(4)	0	(9)

HUS	Brazil Government International Bond	1.000	09/20/2020	3.124	2,000	(149)	(27)	0	(176)
	China Government International Bond	1.000	09/20/2020	1.033	2,950	(9)	6	0	(3)
	Petrobras Global Finance BV	1.000	06/20/2019	8.406	2,300	(190)	(279)	0	(469)

JPM	Domtar Corp.	1.000	03/20/2019	0.711	1,000	(19)	28	9	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016	7,500	(1,090)	445	0	(645)
	Petroleos Mexicanos	1.000	09/20/2020	3.181	2,300	(119)	(87)	0	(206)
	Volkswagen International Finance NV	1.000	12/20/2020	1.660	1,300	(101)	63	0	(38)

MYC	Domtar Corp.	1.000	03/20/2019	0.711	1,000	(23)	32	9	0
	General Electric Co.	1.000	12/20/2017	0.172	24,500	(333)	691	358	0
	General Electric Co.	1.000	03/20/2019	0.234	5,000	72	42	114	0

						$687	$(1,451)	$3,185	$(3,949)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
DUB	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	$	700	$(67)	$4	$0	$(63)

FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057		10,500	(560)	88	0	(472)

MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		4,300	(297)	34	0	(263)
	MCDX-24 10-Year Index	1.000	06/20/2025		5,750	(195)	31	0	(164)

						$(1,119)	$157	$0	$(962)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$	1,700	$0	$(33)	$0	$(33)

MYC	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		6,500	0	(127)	0	(127)

							$0	$(160)	$0	$(160)

Total Swap Agreements							$(470)	$(1,519)	$3,185	$(5,174)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $5,073 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BPS	$0	$0	$0	$0	$0	$0	$(409)	$(409)	$(409)	$570	$161
BRC	0	0	2,576	2,576	0	(6)	(493)	(499)	2,077	(2,130)	(53)
CBK	0	0	0	0	0	0	(196)	(196)	(196)	325	129
DBL	0	0	0	0	0	0	(179)	(179)	(179)	0	(179)
DUB	0	834	11	845	0	(758)	(809)	(1,567)	(722)	1,016	294
FBF	0	0	0	0	0	0	(501)	(501)	(501)	659	158
GLM	0	709	0	709	0	(709)	0	(709)	0	0	0
GST	0	0	108	108	0	0	(496)	(496)	(388)	533	145
HUS	0	0	0	0	0	0	(648)	(648)	(648)	727	79
JPM	0	337	9	346	0	(263)	(889)	(1,152)	(806)	973	167
MYC	0	1,981	481	2,462	0	(1,428)	(554)	(1,982)	480	(670)	(190)

Total Over the Counter	$0	$3,861	$3,185	$7,046	$0	$(3,164)	$(5,174)	$(8,338)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$754	$754
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$754	$756

Over the counter
Purchased Options	$0	$0	$0	$0	$3,861	$3,861
Swap Agreements	0	3,185	0	0	0	3,185

	$0	$3,185	$0	$0	$3,861	$7,046

	$0	$3,187	$0	$0	$4,615	$7,802

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$75	$75
Swap Agreements	0	25	0	0	1,488	1,513

	$0	$25	$0	$0	$1,563	$1,588

Over the counter
Written Options	$0	$21	$0	$0	$3,143	$3,164
Swap Agreements	0	5,014	0	0	160	5,174

	$0	$5,035	$0	$0	$3,303	$8,338

	$0	$5,060	$0	$0	$4,866	$9,926

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$66	$66
Futures	0	0	0	0	7,271	7,271
Swap Agreements	0	(841)	0	0	(50,861)	(51,702)

	$0	$(841)	$0	$0	$(43,524)	$(44,365)

Over the counter
Purchased Options	$0	$0	$0	$0	$(3,974)	$(3,974)
Written Options	0	526	0	0	5,321	5,847
Swap Agreements	0	7,247	0	0	0	7,247

	$0	$7,773	$0	$0	$1,347	$9,120

	$0	$6,932	$0	$0	$(42,177)	$(35,245)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,441)	$(1,441)
Swap Agreements	0	(683)	0	0	(3,169)	(3,852)

	$0	$(683)	$0	$0	$(4,610)	$(5,293)

Over the counter
Purchased Options	$0	$0	$0	$0	$(254)	$(254)
Written Options	0	612	0	0	1,454	2,066
Swap Agreements	0	(4,229)	0	0	8	(4,221)

	$0	$(3,617)	$0	$0	$1,208	$(2,409)

	$0	$(4,300)	$0	$0	$(3,402)	$(7,702)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$18,278	$27,162	$45,440
Corporate Bonds & Notes
Banking & Finance	0	1,148,146	0	1,148,146
Industrials	0	357,219	0	357,219
Utilities	0	109,610	0	109,610
Municipal Bonds & Notes
California	0	116,579	0	116,579
Georgia	0	369	0	369
Illinois	0	10,323	0	10,323
Indiana	0	394	0	394
Massachusetts	0	363	0	363
New York	0	1,889	0	1,889
Ohio	0	58,966	0	58,966
Utah	0	957	0	957
U.S. Government Agencies	0	17,276	0	17,276
U.S. Treasury Obligations	0	319,419	0	319,419
Non-Agency Mortgage-Backed Securities	0	1,176	0	1,176
Asset-Backed Securities	0	24,733	946	25,679
Convertible Preferred Securities
Banking & Finance	0	32,903	0	32,903
Preferred Securities
Banking & Finance	0	3,051	0	3,051
Short-Term Instruments
Certificates of Deposit	0	20,496	0	20,496

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Repurchase Agreements	$0	$4,122	$0	$4,122
U.S. Treasury Bills	0	293	0	293
	$0	$2,246,562	$28,108	$2,274,670

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,532	$0	$0	$7,532

Total Investments	$7,532	$2,246,562	$28,108	$2,282,202

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	754	2	0	756
Over the counter	0	7,046	0	7,046
	$754	$7,048	$0	$7,802

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(75)	(1,513)	0	(1,588)
Over the counter	0	(8,333)	(5)	(8,338)
	$(75)	$(9,846)	$(5)	$(9,926)

Totals	$8,211	$2,243,764	$28,103	$2,280,078

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

March 31, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$31,348	$0	$(4,028)	$0	$0	$(158)	$0	$0	$27,162	$(171)
Corporate Bonds & Notes
Industrials	25,079	0	(12,863)	(64)	292	(799)	0	(11,645)	0	0
Utilities	1,477	0	(106)	0	0	(166)	0	(1,205)	0	0
Asset-Backed Securities	4,528	0	(3,550)	5	51	(88)	0	0	946	(15)

	$62,432	$0	$(20,547)	$(59)	$343	$(1,211)	$0	$(12,850)	$28,108	$(186)

Financial Derivative Instruments - Liabilities
Over the counter	(5)	0	0	0	0	0	0	0	(5)	0

Totals	$62,427	$0	$(20,547)	$(59)	$343	$(1,211)	$0	$(12,850)	$28,103	$(186)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$27,162	Proxy Pricing	Base Price	98.43-100.50
Asset-Backed Securities	946	Third Party Vendor	Broker Quote	98.28

Financial Derivative Instruments - Liabilities
Over the counter	(5)	Indicative Market Quotation	Broker Quote	(0.52)

Total	$28,103

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.2%

BANK LOAN OBLIGATIONS 4.2%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	$32,300	$32,181
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	62,050	62,786
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	1,652	1,653
Charter Communications Operating LLC
3.000% due 07/01/2020	38,848	38,760
3.000% due 01/04/2021	12,886	12,849
3.500% due 01/24/2023	42,500	42,602
CSC Holdings LLC
2.933% due 04/17/2020	33,941	33,936
Dell International LLC
4.000% due 04/29/2020	17,534	17,531
Dell, Inc.
3.750% due 10/29/2018	9,424	9,432
Delos Finance SARL
3.500% due 03/06/2021	44,602	44,769
Delta Air Lines, Inc.
2.530% due 09/30/2019 (f)	92,956	91,508
2.620% due 05/09/2019 (f)	23,220	22,960
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	55,338	55,350
HCA, Inc.
3.381% due 05/01/2018	1,691	1,693
3.683% due 03/17/2023	9,600	9,653
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	23,834	23,869
Las Vegas Sands LLC
3.250% due 12/19/2020	159,660	159,722
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)	63,916	66,403
NRG Energy, Inc.
2.750% due 07/02/2018	11,139	11,050
Pennon Group PLC
5.125% due 12/15/2020	17,173	17,119
Rise Ltd.
4.750% due 01/31/2021 (f)	14,822	14,792
Scorpio Bulkers, Inc.
0.840% due 06/30/2028	7	7
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	3,217	3,211

Total Bank Loan Obligations (Cost $770,892)		773,836

CORPORATE BONDS & NOTES 77.8%

BANKING & FINANCE 25.7%
ABN AMRO Bank NV
4.750% due 07/28/2025	5,300	5,358
Aflac, Inc.
6.450% due 08/15/2040	700	877
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,617
Alleghany Corp.
4.900% due 09/15/2044	7,100	6,902
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	1,200	1,216
American Express Co.
4.900% due 03/15/2020 (e)	17,900	16,088
6.800% due 09/01/2066	4,500	4,522
American International Group, Inc.
3.875% due 01/15/2035	18,759	16,815

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 04/01/2026		$6,900	$6,940
4.375% due 01/15/2055		9,800	8,610
4.500% due 07/16/2044		50,000	47,353
4.700% due 07/10/2035		9,550	9,481
American Tower Corp.
4.400% due 02/15/2026		4,900	5,194
4.700% due 03/15/2022		22,300	24,192
5.000% due 02/15/2024		1,700	1,869
Aon PLC
4.250% due 12/12/2042		5,050	4,680
4.450% due 05/24/2043		7,550	7,112
4.600% due 06/14/2044		10,400	10,178
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,900	1,932
Banco do Brasil S.A.
3.875% due 10/10/2022		17,354	15,023
Banco Santander Brasil S.A.
4.625% due 02/13/2017		6,500	6,636
Bank of America Corp.
3.300% due 01/11/2023		5,534	5,591
3.875% due 08/01/2025		41,900	43,679
4.000% due 04/01/2024		10,404	10,936
4.875% due 04/01/2044		45,900	50,228
7.750% due 05/14/2038		15,700	21,518
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,071
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		23,500	23,500
Bank One Corp.
8.000% due 04/29/2027		3,600	4,705
Barclays Bank PLC
7.625% due 11/21/2022		48,650	52,390
7.750% due 04/10/2023		11,800	12,405
10.179% due 06/12/2021		12,940	16,466
14.000% due 06/15/2019 (e)	GBP	18,400	33,470
Barclays PLC
5.250% due 08/17/2045		$3,500	3,538
BBVA Bancomer S.A.
6.500% due 03/10/2021		45,935	50,414
6.750% due 09/30/2022		17,250	19,189
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	9,061
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	26,405
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,604
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/2044		400	407
BNP Paribas S.A.
7.195% due 06/25/2037 (e)		17,300	18,727
7.375% due 08/19/2025 (e)		16,300	15,791
BPCE S.A.
4.625% due 07/11/2024		6,600	6,474
5.150% due 07/21/2024		7,100	7,267
5.700% due 10/22/2023		7,200	7,651
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,409
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,475
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	218
Citigroup, Inc.
1.179% due 08/25/2036		1,000	648
3.500% due 05/15/2023		1,600	1,603
3.700% due 01/12/2026		25,000	25,720
6.625% due 06/15/2032		900	1,054
8.125% due 07/15/2039		73,988	109,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CME Group, Inc.
5.300% due 09/15/2043		$5,925	$7,103
Countrywide Capital
8.050% due 06/15/2027		2,680	3,344
Credit Agricole S.A.
3.875% due 04/15/2024		7,900	8,391
8.125% due 09/19/2033		29,900	32,576
8.375% due 10/13/2019 (e)		4,970	5,505
Credit Suisse AG
6.500% due 08/08/2023		72,827	78,638
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		18,550	17,762
4.875% due 05/15/2045		16,150	15,448
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		3,160	3,209
Crown Castle International Corp.
4.450% due 02/15/2026		12,600	13,118
CubeSmart LP
4.800% due 07/15/2022		2,100	2,301
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		15,000	14,887
Doctors Co.
6.500% due 10/15/2023		31,800	35,156
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		23,060	23,472
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,270
ERP Operating LP
4.500% due 07/01/2044		20,500	21,853
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,261
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	32,087
First American Financial Corp.
4.300% due 02/01/2023		5,600	5,656
First Union Capital
7.950% due 11/15/2029		1,000	1,271
FMR LLC
4.950% due 02/01/2033		6,200	6,441
5.150% due 02/01/2043		7,600	8,112
Ford Holdings LLC
9.300% due 03/01/2030		18,175	24,176
GE Capital International Funding Co.
4.418% due 11/15/2035		127,789	138,581
General Motors Financial Co., Inc.
4.000% due 01/15/2025		6,600	6,424
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		4,000	4,046
3.750% due 02/25/2026		17,000	17,430
4.000% due 03/03/2024		30,800	32,362
4.800% due 07/08/2044		20,050	21,052
5.750% due 01/24/2022		21,400	24,733
5.950% due 01/15/2027		210	241
6.125% due 02/15/2033		7,400	8,988
6.250% due 02/01/2041		14,825	18,501
6.450% due 05/01/2036		5,600	6,514
6.750% due 10/01/2037		124,500	148,612
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		2,300	2,666
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,262
6.750% due 05/21/2018		$10,623	11,515
HCP, Inc.
6.750% due 02/01/2041		4,500	5,192
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (e)	GBP	2,000	2,910

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	85

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	$19,192
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		10,922	16,137
HSBC Finance Corp.
6.676% due 01/15/2021		18,375	21,139
HSBC Holdings PLC
4.250% due 08/18/2025		8,600	8,510
4.300% due 03/08/2026		47,341	48,880
5.250% due 09/16/2022 (e)	EUR	450	459
6.000% due 09/29/2023 (e)		17,945	19,400
6.000% due 03/29/2040	GBP	5,200	8,172
6.100% due 01/14/2042		$29,950	37,466
6.375% due 09/17/2024 (e)		25,600	23,808
6.375% due 03/30/2025 (e)		14,200	13,454
6.500% due 05/02/2036		21,400	25,055
6.500% due 09/15/2037		18,045	21,264
6.800% due 06/01/2038		26,100	31,680
7.000% due 04/07/2038	GBP	1,900	3,340
7.350% due 11/27/2032		$2,500	2,943
7.625% due 05/17/2032		11,547	14,361
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	6,944
6.500% due 02/24/2021		10,000	11,420
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	435
5.500% due 08/06/2022		17,100	17,018
JPMorgan Chase & Co.
3.125% due 01/23/2025		3,000	3,015
3.300% due 04/01/2026		5,910	5,967
3.900% due 07/15/2025		11,800	12,562
5.000% due 07/01/2019 (e)		31,275	29,907
5.300% due 05/01/2020 (e)		5,675	5,703
5.600% due 07/15/2041		22,500	27,696
5.625% due 08/16/2043		5,600	6,475
6.000% due 08/01/2023 (e)		13,410	13,531
6.100% due 10/01/2024 (e)		85,000	86,722
6.125% due 04/30/2024 (e)		37,100	38,027
6.400% due 05/15/2038		40,278	53,619
6.750% due 02/01/2024 (e)		33,742	37,091
7.900% due 04/30/2018 (e)		52,292	52,357
JPMorgan Chase Capital
1.579% due 09/30/2034		2,000	1,577
KBC Bank NV
8.000% due 01/25/2023		4,200	4,546
Kilroy Realty LP
4.250% due 08/15/2029		11,500	11,844
4.375% due 10/01/2025		4,100	4,311
Legg Mason, Inc.
5.625% due 01/15/2044		200	197
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	7,498
9.625% due 04/06/2023		2,200	4,211
9.875% due 12/16/2021		$400	422
12.000% due 12/16/2024 (e)		200	270
13.000% due 12/19/2021	AUD	6,900	5,585
Lloyds Banking Group PLC
5.300% due 12/01/2045		$3,996	3,929
Macquarie Bank Ltd.
6.625% due 04/07/2021		27,200	30,993
Manulife Financial Corp.
4.150% due 03/04/2026		3,600	3,683
5.375% due 03/04/2046		2,600	2,711
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,134
MetLife Capital Trust
7.875% due 12/15/2067		11,690	13,502
9.250% due 04/08/2068		42,766	58,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
5.250% due 06/15/2020 (e)		$30,950	$29,654
10.750% due 08/01/2069		3,132	4,768
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026		83,700	87,161
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,128
Moody’s Corp.
5.250% due 07/15/2044		4,144	4,631
Morgan Stanley
3.875% due 01/27/2026		31,995	33,457
6.375% due 07/24/2042		45,700	60,094
7.300% due 05/13/2019		17,410	20,055
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,714
National Australia Bank Ltd.
2.625% due 07/23/2020		17,650	18,002
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	48,205
Navient Corp.
5.500% due 01/15/2019		3,300	3,259
5.625% due 08/01/2033		26,175	18,584
7.250% due 01/25/2022		26,750	25,112
8.000% due 03/25/2020		21,750	21,696
8.450% due 06/15/2018		57,227	61,519
Neuberger Berman Group LLC
4.875% due 04/15/2045		9,700	8,247
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	16,839
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,610
5.100% due 10/16/2044		34,700	37,086
Nordea Bank AB
6.125% due 09/23/2024 (e)		6,250	5,977
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		33,429	41,184
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	458
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,838
5.250% due 01/15/2026		21,200	21,651
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	163,470
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	31,620
Pinnacol Assurance
8.625% due 06/25/2034 (f)		24,000	25,896
Prologis LP
4.250% due 08/15/2023		4,000	4,340
Prudential Financial, Inc.
4.600% due 05/15/2044		25,560	25,669
5.100% due 08/15/2043		6,200	6,493
5.200% due 03/15/2044		2,000	1,928
5.625% due 06/15/2043		7,000	7,138
5.700% due 12/14/2036		3,500	3,971
5.800% due 11/16/2041		5,000	5,664
6.200% due 11/15/2040		2,525	2,975
6.625% due 12/01/2037		700	861
6.625% due 06/21/2040		1,015	1,255
Rabobank Group
5.250% due 08/04/2045		22,950	24,916
6.875% due 03/19/2020	EUR	35,400	47,632
8.375% due 07/26/2016 (e)		$7,900	8,024
8.400% due 06/29/2017 (e)		8,069	8,532
11.000% due 06/30/2019 (e)		24,800	29,851
Regions Bank
6.450% due 06/26/2037		16,145	19,397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regions Financial Corp.
7.375% due 12/10/2037		$5,470	$7,063
Rio Oil Finance Trust
9.750% due 01/06/2027		26,890	16,260
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,483
Santander UK Group Holdings PLC
5.625% due 09/15/2045		3,900	3,693
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		28,000	28,518
5.400% due 03/24/2017		2,500	2,562
5.717% due 06/16/2021		11,850	12,170
6.125% due 02/07/2022		17,250	17,908
State Street Corp.
5.250% due 09/15/2020 (e)		15,000	15,264
Stifel Financial Corp.
4.250% due 07/18/2024		5,500	5,456
Sumitomo Mitsui Financial Group, Inc.
3.784% due 03/09/2026		14,700	15,159
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	26,430
6.850% due 12/16/2039		60,905	78,571
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	365	505
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$1,400	1,450
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	18,127
Trust F/1401
6.950% due 01/30/2044		9,200	9,016
U.S. Bancorp
5.125% due 01/15/2021 (e)		8,150	8,354
UBS AG
4.750% due 05/22/2023		6,250	6,347
4.750% due 02/12/2026	EUR	4,400	5,254
5.125% due 05/15/2024		$58,221	59,167
7.250% due 02/22/2022		15,875	16,365
7.625% due 08/17/2022		101,007	115,835
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		900	903
4.125% due 04/15/2026 (a)		36,300	36,356
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,482
Visa, Inc.
4.300% due 12/14/2045		$20,200	22,163
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,326
WEA Finance LLC
4.750% due 09/17/2044		6,200	6,354
Wells Fargo & Co.
3.550% due 09/29/2025		19,600	20,582
3.900% due 05/01/2045		68,550	68,758
4.100% due 06/03/2026		500	524
4.125% due 08/15/2023		16,100	17,198
4.900% due 11/17/2045		7,675	8,252
5.375% due 02/07/2035		4,900	5,936
5.375% due 11/02/2043		38,900	44,081
5.606% due 01/15/2044		4,100	4,710
5.875% due 06/15/2025 (e)		3,400	3,635
5.900% due 06/15/2024 (e)		82,329	83,538
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,201
5.950% due 08/26/2036		800	988
6.600% due 01/15/2038		22,877	30,337
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,148

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Welltower, Inc.
4.000% due 06/01/2025	$13,400	$13,439
6.500% due 03/15/2041	30,000	35,554
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	16,522
6.950% due 10/01/2027	4,500	5,273
7.375% due 03/15/2032	146,387	179,286
7.950% due 03/15/2025	850	1,059
8.500% due 01/15/2025	450	579
XLIT Ltd.
5.500% due 03/31/2045	6,100	5,875

		4,696,945

INDUSTRIALS 35.6%
21st Century Fox America, Inc.
4.750% due 09/15/2044	8,100	8,420
6.150% due 03/01/2037	600	709
6.150% due 02/15/2041	51,900	62,220
6.650% due 11/15/2037	2,031	2,537
6.900% due 08/15/2039	7,229	9,031
7.750% due 12/01/2045	4,773	6,325
AbbVie, Inc.
4.400% due 11/06/2042	45,687	46,352
4.500% due 05/14/2035	25,277	26,352
4.700% due 05/14/2045	17,300	18,476
Actavis Funding SCS
3.800% due 03/15/2025	9,400	9,800
4.550% due 03/15/2035	21,900	22,718
4.750% due 03/15/2045	22,092	23,496
4.850% due 06/15/2044	51,900	55,502
Actavis, Inc.
4.625% due 10/01/2042	9,508	9,836
ADT Corp.
4.125% due 06/15/2023	2,000	1,750
4.875% due 07/15/2042	81,830	55,644
6.250% due 10/15/2021	4,750	4,798
Aetna, Inc.
4.750% due 03/15/2044	3,500	3,733
Air Canada Pass-Through Trust
4.125% due 11/15/2026	16,816	17,089
Alcoa, Inc.
5.900% due 02/01/2027	1,900	1,815
Alibaba Group Holding Ltd.
3.600% due 11/28/2024 (h)	14,000	14,140
4.500% due 11/28/2034	1,200	1,232
Altria Group, Inc.
4.250% due 08/09/2042	8,005	8,359
5.375% due 01/31/2044	14,000	17,177
9.950% due 11/10/2038	12,747	22,489
10.200% due 02/06/2039	20,690	38,025
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	19,585
4.950% due 12/05/2044	31,250	36,161
American Airlines Pass-Through Trust
3.700% due 04/01/2028	5,463	5,360
4.375% due 04/01/2024	1,772	1,758
Amgen, Inc.
4.400% due 05/01/2045	1,200	1,230
4.950% due 10/01/2041	5,650	6,108
5.150% due 11/15/2041	123,249	136,544
5.650% due 06/15/2042	23,660	27,931
6.375% due 06/01/2037	4,610	5,749
6.400% due 02/01/2039	17,650	22,156
6.900% due 06/01/2038	9,950	12,994
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	14,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anadarko Petroleum Corp.
6.450% due 09/15/2036	$14,916	$14,947
7.000% due 11/15/2027	1,000	961
7.950% due 06/15/2039	56,084	61,898
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	128
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	15,300	16,110
4.700% due 02/01/2036	101,600	110,038
4.900% due 02/01/2046	108,800	121,862
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	286
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,007
4.625% due 05/15/2042	21,000	20,998
Apache Corp.
4.750% due 04/15/2043	500	451
5.100% due 09/01/2040	1,600	1,457
Apple, Inc.
3.850% due 05/04/2043	2,600	2,535
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,574
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	20,124
AstraZeneca PLC
4.375% due 11/16/2045	5,500	5,872
Aviation Capital Group Corp.
3.875% due 09/27/2016	4,600	4,629
7.125% due 10/15/2020	7,650	8,654
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	14,660
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	8,665
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	17,378
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,129
Boeing Co.
6.875% due 03/15/2039	2,600	3,802
Boston Scientific Corp.
3.850% due 05/15/2025	1,491	1,550
6.000% due 01/15/2020	5,200	5,877
7.000% due 11/15/2035	43,837	53,545
7.375% due 01/15/2040	48,082	61,224
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,193
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	41,322
4.450% due 03/15/2043	69,500	74,933
4.550% due 09/01/2044	4,940	5,368
4.900% due 04/01/2044	3,300	3,775
5.050% due 03/01/2041	11,900	13,630
5.750% due 05/01/2040	15,720	19,490
6.200% due 08/15/2036	800	1,022
6.530% due 07/15/2037	2,500	3,149
7.290% due 06/01/2036	800	1,082
7.950% due 08/15/2030	600	868
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,347
5.950% due 06/01/2041	13,400	15,177
7.000% due 07/15/2038	16,804	21,140
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	14,700	13,645
6.000% due 04/01/2042	10,400	8,147
Canadian Pacific Railway Co.
4.800% due 09/15/2035	7,983	8,208
Caterpillar, Inc.
4.750% due 05/15/2064	100	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CBS Corp.
4.850% due 07/01/2042	$14,534	$14,143
4.900% due 08/15/2044	9,850	9,649
7.875% due 07/30/2030	12,315	16,655
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	30,687
CCO Safari LLC
6.384% due 10/23/2035	42,664	47,109
6.484% due 10/23/2045	22,300	24,889
Celgene Corp.
4.625% due 05/15/2044	3,950	4,041
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	123
6.750% due 11/15/2039	16,900	16,231
CF Industries, Inc.
4.950% due 06/01/2043	5,550	4,848
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,848
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	388
3.875% due 05/02/2022	10,900	11,397
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	8,662
Comcast Corp.
4.500% due 01/15/2043	2,100	2,310
4.650% due 07/15/2042	46,600	51,973
4.750% due 03/01/2044	1,600	1,810
5.650% due 06/15/2035	10,000	12,339
6.400% due 05/15/2038	380	507
6.400% due 03/01/2040	78,173	106,208
6.450% due 03/15/2037	7,300	9,698
6.550% due 07/01/2039	49,110	66,804
6.950% due 08/15/2037	26,300	36,976
7.050% due 03/15/2033	6,275	8,687
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,196
ConocoPhillips Co.
4.950% due 03/15/2026	14,450	15,121
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,925	6,111
7.250% due 05/10/2021	13,834	15,615
7.566% due 09/15/2021	6	6
Continental Resources, Inc.
3.800% due 06/01/2024	750	605
4.500% due 04/15/2023	18,800	15,816
4.900% due 06/01/2044	15,748	11,811
5.000% due 09/15/2022	5,700	4,941
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,721
5.625% due 10/18/2043	2,200	2,293
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	18,258
4.700% due 12/15/2042	12,190	10,102
4.800% due 02/01/2035	15,800	13,864
6.450% due 12/01/2036	2,431	2,354
8.375% due 03/01/2039	45,140	51,668
Crown Castle Towers LLC
6.113% due 01/15/2040	13,410	14,814
CSN Islands Corp.
6.875% due 09/21/2019 (h)	7,032	3,938
CVS Pass-Through Trust
4.163% due 08/11/2036	10,690	10,735
4.704% due 01/10/2036	5,645	5,897
5.773% due 01/10/2033	2,053	2,229
5.789% due 01/10/2026	3,546	3,899
5.880% due 01/10/2028	4,232	4,679
5.926% due 01/10/2034	31,874	35,381

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.036% due 12/10/2028	$2,183	$2,450
6.943% due 01/10/2030	35,083	40,604
7.507% due 01/10/2032	93,205	112,438
8.353% due 07/10/2031	15,770	19,941
Daimler Finance North America LLC
8.500% due 01/18/2031	100	154
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,666	1,872
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	2,700	3,049
8.750% due 06/15/2030	74,450	111,936
9.250% due 06/01/2032	700	1,083
Devon Energy Corp.
7.950% due 04/15/2032	18,380	18,738
Discovery Communications LLC
3.300% due 05/15/2022	300	296
4.375% due 06/15/2021	5,600	5,879
4.875% due 04/01/2043	2,105	1,857
4.950% due 05/15/2042	800	701
6.350% due 06/01/2040	3,900	3,972
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	804
Domtar Corp.
6.750% due 02/15/2044	10,175	10,388
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,609
9.400% due 05/15/2039	45,309	68,828
DP World Ltd.
6.850% due 07/02/2037	15,200	15,571
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	5,783
7.375% due 09/18/2043	25,300	23,276
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	27,325
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,883
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,545
Enbridge, Inc.
4.500% due 06/10/2044	6,875	5,492
Encana Corp.
6.500% due 08/15/2034	6,010	5,111
6.625% due 08/15/2037	8,292	7,009
7.200% due 11/01/2031	1,650	1,457
Energy Transfer Partners LP
4.900% due 03/15/2035	27,300	21,680
5.150% due 02/01/2043	8,485	6,566
5.150% due 03/15/2045	24,386	19,024
5.950% due 10/01/2043	1,700	1,469
6.050% due 06/01/2041	1,000	863
6.125% due 12/15/2045	37,200	33,504
6.500% due 02/01/2042	4,700	4,338
6.625% due 10/15/2036	7,000	6,445
7.500% due 07/01/2038	20,600	19,981
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	12,134
5.000% due 07/15/2044	4,300	4,359
Enterprise Products Operating LLC
4.450% due 02/15/2043	96,400	86,328
4.850% due 08/15/2042	11,300	10,518
4.850% due 03/15/2044	40,955	38,573
5.100% due 02/15/2045	25,350	24,703
5.700% due 02/15/2042	5,600	5,687
5.750% due 03/01/2035	15,361	15,707
5.950% due 02/01/2041	7,513	7,737
6.125% due 10/15/2039	5,000	5,250
6.450% due 09/01/2040	2,395	2,611
7.550% due 04/15/2038	4,000	4,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EQT Midstream Partners LP
4.000% due 08/01/2024	$10,100	$8,788
FedEx Corp.
3.875% due 08/01/2042	765	715
3.900% due 02/01/2035	5,500	5,343
4.550% due 04/01/2046	18,300	18,897
4.750% due 11/15/2045	13,150	13,977
5.100% due 01/15/2044	5,000	5,594
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	5,200	5,199
5.000% due 10/15/2025	26,600	28,790
Ford Motor Co.
4.750% due 01/15/2043	7,300	7,313
7.400% due 11/01/2046	7,050	9,044
7.450% due 07/16/2031	10,761	14,064
8.900% due 01/15/2032	9,209	12,003
9.980% due 02/15/2047	5,300	7,609
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	29,168
General Electric Co.
4.125% due 10/09/2042	42,200	44,406
4.500% due 03/11/2044	28,550	31,961
5.000% due 01/21/2021 (e)	8,882	9,160
5.875% due 01/14/2038	24,551	32,091
6.150% due 08/07/2037	2,401	3,236
6.750% due 03/15/2032	1,289	1,764
6.875% due 01/10/2039	10,268	14,928
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	19,096
7.375% due 12/01/2025	400	511
7.750% due 11/15/2029	4,000	5,484
8.875% due 05/15/2031	20,200	29,888
Gilead Sciences, Inc.
4.600% due 09/01/2035	16,700	18,164
4.750% due 03/01/2046	7,700	8,474
4.800% due 04/01/2044	2,700	2,975
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	8,055
6.000% due 11/15/2041	670	524
6.900% due 11/15/2037	100	86
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,056
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	8,490	7,726
Goldcorp, Inc.
3.700% due 03/15/2023	9,925	9,737
5.450% due 06/09/2044	33,900	31,014
GTL Trade Finance, Inc.
5.893% due 04/29/2024	7,484	6,118
7.250% due 04/16/2044	15,200	11,932
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,611
Halliburton Co.
4.850% due 11/15/2035	14,900	14,930
5.000% due 11/15/2045	800	786
Harris Corp.
4.854% due 04/27/2035	5,200	5,423
5.054% due 04/27/2045	1,500	1,605
HCA, Inc.
4.750% due 05/01/2023	6,300	6,426
5.000% due 03/15/2024	1,000	1,026
5.875% due 03/15/2022	14,450	15,678
Heineken NV
4.000% due 10/01/2042	2,000	1,959
Hess Corp.
6.000% due 01/15/2040	8,780	8,186
7.300% due 08/15/2031	3,300	3,519
7.875% due 10/01/2029	4,270	4,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	$1,700	$1,997
Home Depot, Inc.
4.250% due 04/01/2046	14,700	16,221
4.400% due 03/15/2045	10,850	12,102
5.400% due 09/15/2040	2,500	3,137
HP, Inc.
6.000% due 09/15/2041	450	406
Humana, Inc.
8.150% due 06/15/2038	1,000	1,376
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	20,201
4.250% due 07/21/2025	17,200	18,336
International Paper Co.
4.800% due 06/15/2044	12,450	12,039
6.000% due 11/15/2041	7,400	8,066
7.300% due 11/15/2039	5,000	5,971
8.700% due 06/15/2038	11,500	16,092
JM Smucker Co.
4.250% due 03/15/2035	6,500	6,774
4.375% due 03/15/2045	2,600	2,735
Johnson & Johnson
3.550% due 03/01/2036	11,900	12,386
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	42,529
Kellogg Co.
4.500% due 04/01/2046	6,800	6,993
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	3,614
7.875% due 09/15/2031	2,400	2,629
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	277
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	12,267
5.000% due 08/15/2042	15,500	12,971
5.000% due 03/01/2043	37,000	30,654
5.500% due 03/01/2044	2,250	1,998
5.625% due 09/01/2041	1,700	1,480
5.800% due 03/15/2035	13,742	12,379
6.375% due 03/01/2041	6,000	5,706
6.500% due 02/01/2037	12,219	11,636
6.500% due 09/01/2039	36,345	34,513
6.550% due 09/15/2040	30,300	28,579
6.950% due 01/15/2038	46,800	46,954
7.400% due 03/15/2031	500	515
7.500% due 11/15/2040	21,847	22,684
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	2,905
5.550% due 06/01/2045	25,000	22,299
7.750% due 01/15/2032	200	208
KLA-Tencor Corp.
4.650% due 11/01/2024	11,000	11,150
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,400	2,656
5.000% due 06/04/2042	13,250	14,481
5.200% due 07/15/2045	4,000	4,494
6.375% due 07/15/2028	650	765
6.500% due 02/09/2040	103,898	130,098
6.750% due 03/15/2032	5,025	6,149
6.875% due 01/26/2039	3,900	5,000
7.125% due 08/01/2039	39,043	51,279
Kroger Co.
5.400% due 07/15/2040	35	41
6.900% due 04/15/2038	5,000	6,611
7.500% due 04/01/2031	150	196
Lender Processing Services, Inc.
5.750% due 04/15/2023	13,150	13,666

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lockheed Martin Corp.
3.600% due 03/01/2035	$2,500	$2,440
4.500% due 05/15/2036	3,800	4,102
4.700% due 05/15/2046	8,000	8,985
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,542
Marathon Oil Corp.
5.200% due 06/01/2045	10,450	7,321
Masco Corp.
4.375% due 04/01/2026	15,400	15,756
5.950% due 03/15/2022	7,740	8,533
6.500% due 08/15/2032	13,602	13,908
7.750% due 08/01/2029	5,450	6,172
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,136
McKesson Corp.
4.883% due 03/15/2044	6,100	6,510
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,400
Medtronic, Inc.
4.375% due 03/15/2035	1,400	1,519
4.625% due 03/15/2045	46,850	52,472
Microsoft Corp.
4.000% due 02/12/2055	500	493
4.450% due 11/03/2045	8,300	9,199
4.750% due 11/03/2055	8,300	9,253
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,724
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	12,600
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	209
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,600	12,213
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	16,400	16,933
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	35,531
5.950% due 04/01/2041	53,800	68,952
6.400% due 04/30/2040	9,100	12,205
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	19,846
Newell Rubbermaid, Inc.
5.375% due 04/01/2036	3,200	3,409
5.500% due 04/01/2046	8,100	8,802
Newfield Exploration Co.
5.375% due 01/01/2026	2,400	2,196
5.750% due 01/30/2022	13,200	12,953
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	11,741
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,255
7.500% due 07/30/2039	2,410	3,120
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	8,650
6.050% due 03/01/2041	41,350	20,303
Norfolk Southern Corp.
4.450% due 06/15/2045	1,000	1,037
4.650% due 01/15/2046	3,300	3,530
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,857
Occidental Petroleum Corp.
4.400% due 04/15/2046 (a)	5,000	5,033
ONEOK Partners LP
6.125% due 02/01/2041	20,852	18,867
6.200% due 09/15/2043	45,950	41,972
6.650% due 10/01/2036	4,765	4,445
6.850% due 10/15/2037	8,494	8,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oracle Corp.
3.900% due 05/15/2035	$2,175	$2,186
4.375% due 05/15/2055	1,700	1,718
4.500% due 07/08/2044	11,800	12,701
Owens Corning
4.200% due 12/15/2022	8,070	8,192
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,489
Pfizer, Inc.
4.300% due 06/15/2043	400	439
4.400% due 05/15/2044	5,500	6,236
5.600% due 09/15/2040	35,765	44,661
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,649
4.125% due 03/04/2043	2,575	2,677
4.250% due 11/10/2044	10,900	11,570
4.375% due 11/15/2041	12,700	13,591
4.875% due 11/15/2043	2,500	2,871
6.375% due 05/16/2038	11,235	15,032
Phillips 66
5.875% due 05/01/2042	4,050	4,417
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	253
7.200% due 01/15/2028	24,475	27,767
7.500% due 01/15/2020	8,872	10,041
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,098
Pride International, Inc.
7.875% due 08/15/2040	31,180	16,798
QUALCOMM, Inc.
3.450% due 05/20/2025	5,000	5,183
4.650% due 05/20/2035	28,400	29,213
4.800% due 05/20/2045	25,550	25,376
QVC, Inc.
4.375% due 03/15/2023	1,700	1,665
4.450% due 02/15/2025	2,200	2,136
4.850% due 04/01/2024	21,000	20,918
5.125% due 07/02/2022	6,820	7,178
5.450% due 08/15/2034	35,700	31,656
5.950% due 03/15/2043	48,805	42,704
Reynolds American, Inc.
5.850% due 08/15/2045	16,400	20,010
6.150% due 09/15/2043	10,920	13,486
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,244
Rio Tinto Finance USA PLC
4.125% due 08/21/2042	3,300	2,951
4.750% due 03/22/2042	13,500	13,233
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,000	8,550
6.875% due 04/15/2040	34,350	28,897
7.500% due 07/15/2038	25,890	22,654
Rogers Communications, Inc.
5.000% due 03/15/2044	9,150	10,121
Rohm & Haas Co.
7.850% due 07/15/2029	7,163	9,584
SABMiller Holdings, Inc.
4.950% due 01/15/2042	10,100	11,297
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,125
Sky PLC
3.125% due 11/26/2022	4,200	4,260
3.750% due 09/16/2024	800	827
Southern Copper Corp.
5.875% due 04/23/2045	16,700	14,862
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	8,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southwestern Energy Co.
4.100% due 03/15/2022	$6,600	$4,422
4.950% due 01/23/2025	22,219	15,331
Starbucks Corp.
4.300% due 06/15/2045	6,400	7,138
Statoil ASA
3.950% due 05/15/2043	2,200	2,103
4.800% due 11/08/2043	6,600	7,119
5.100% due 08/17/2040	11,000	12,101
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	1,942
4.950% due 01/15/2043	28,600	22,642
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	7,750	8,034
Sysco Corp.
4.500% due 04/01/2046 (a)	5,600	5,728
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	27,818	35,325
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	327
Tesco PLC
6.150% due 11/15/2037	3,700	3,295
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	310
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,598
5.300% due 02/01/2044	14,125	15,777
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	24,148
5.650% due 11/23/2043	23,336	24,985
Time Warner Cable, Inc.
5.500% due 09/01/2041	14,800	14,731
5.875% due 11/15/2040	5,000	5,193
6.550% due 05/01/2037	2,250	2,477
6.750% due 06/15/2039	48,645	54,933
7.300% due 07/01/2038	2,080	2,448
8.250% due 04/01/2019	1,430	1,666
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,445
8.375% due 07/15/2033	18,520	23,591
Time Warner, Inc.
4.650% due 06/01/2044	10,705	10,513
4.900% due 06/15/2042	3,000	3,069
5.350% due 12/15/2043	3,300	3,526
5.375% due 10/15/2041	5,000	5,376
6.100% due 07/15/2040	28,600	32,667
6.200% due 03/15/2040	10,000	11,515
6.250% due 03/29/2041	14,950	17,343
6.500% due 11/15/2036	20,625	24,003
7.700% due 05/01/2032	21,050	27,098
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,558	8,150
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	3,677
7.250% due 08/15/2038	2,600	3,016
7.625% due 01/15/2039	4,900	5,900
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	1,997
5.400% due 08/15/2041	4,330	3,725
Tyson Foods, Inc.
4.875% due 08/15/2034	1,200	1,295
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	9,770	10,056
4.625% due 12/03/2026	3,731	3,957
7.125% due 04/22/2025	3,093	3,578
Union Pacific Corp.
4.250% due 04/15/2043	1,000	1,054
4.375% due 11/15/2065	7,500	7,457

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Airlines Pass-Through Trust
3.750% due 03/03/2028	$6,408	$6,416
4.000% due 10/11/2027	16,010	16,550
4.300% due 02/15/2027	17,651	18,380
UnitedHealth Group, Inc.
4.625% due 07/15/2035	7,100	7,935
4.625% due 11/15/2041	14,000	15,642
4.750% due 07/15/2045	15,399	17,707
5.800% due 03/15/2036	300	382
5.950% due 02/15/2041	4,700	6,115
6.500% due 06/15/2037	1,200	1,621
6.625% due 11/15/2037	2,600	3,565
Vale Overseas Ltd.
6.875% due 11/21/2036	25,507	20,293
Vale S.A.
5.625% due 09/11/2042 (h)	9,400	6,713
Viacom, Inc.
4.375% due 03/15/2043	12,730	9,878
4.500% due 02/27/2042	10,565	8,504
4.850% due 12/15/2034	10,373	9,236
5.250% due 04/01/2044	6,300	5,688
5.850% due 09/01/2043	11,100	10,711
Virgin Australia Trust
5.000% due 04/23/2025	2,179	2,225
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,550	23,955
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,763
Western Gas Partners LP
5.450% due 04/01/2044	900	717
WestRock RKT Co.
4.000% due 03/01/2023	8,350	8,569
4.900% due 03/01/2022	4,000	4,304
Whirlpool Corp.
5.150% due 03/01/2043	21,075	22,033
Whole Foods Market, Inc.
5.200% due 12/03/2025	4,200	4,411
Williams Cos., Inc.
7.500% due 01/15/2031	5,227	4,273
8.750% due 03/15/2032	29,088	26,034
Williams Partners LP
3.900% due 01/15/2025	318	258
5.100% due 09/15/2045	9,425	6,805
5.400% due 03/04/2044	8,300	6,239
5.800% due 11/15/2043	10,360	8,114
6.300% due 04/15/2040	22,870	19,012
Wyeth LLC
5.950% due 04/01/2037	500	644
Wynn Las Vegas LLC
4.250% due 05/30/2023	66,427	61,362
5.375% due 03/15/2022	22,130	22,372
5.500% due 03/01/2025	126,050	119,275
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	6,400	6,271
4.450% due 08/15/2045	40,075	39,310

		6,522,839

UTILITIES 16.5%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,610
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	37,255	41,261
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,709
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	27,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Transmission Systems, Inc.
5.000% due 09/01/2044	$11,300	$11,581
American Water Capital Corp.
4.300% due 12/01/2042	8,700	9,236
6.593% due 10/15/2037	150	205
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	12,242
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,391
5.800% due 10/01/2035	2,176	2,493
6.375% due 04/01/2036	4,450	5,196
6.700% due 08/15/2037	3,600	4,378
7.000% due 04/01/2038	3,693	4,750
AT&T Corp.
8.250% due 11/15/2031	500	687
AT&T, Inc.
4.300% due 12/15/2042	9,103	8,366
4.350% due 06/15/2045	50,177	46,336
4.500% due 05/15/2035	4,000	3,963
4.750% due 05/15/2046	3,000	2,939
4.800% due 06/15/2044	94,000	92,356
5.150% due 03/15/2042	5,500	5,565
5.350% due 09/01/2040	115,891	121,988
5.550% due 08/15/2041	21,000	22,592
6.000% due 08/15/2040	4,400	4,919
6.300% due 01/15/2038	26,830	30,894
6.375% due 03/01/2041	22,200	25,941
6.500% due 09/01/2037	15,118	17,995
6.550% due 02/15/2039	19,900	23,603
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045	580	620
5.950% due 05/15/2037	1,500	1,809
6.125% due 04/01/2036	10,425	12,949
6.500% due 09/15/2037	24,750	32,385
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,715
British Telecommunications PLC
9.625% due 12/15/2030	12,410	19,453
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	19,295	18,222
Cleco Power LLC
6.000% due 12/01/2040	17,400	19,567
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,674
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,677
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	44,309
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,063
5.500% due 12/01/2039	3,400	4,066
5.700% due 06/15/2040	5,000	6,233
6.300% due 08/15/2037	4,000	5,118
6.750% due 04/01/2038	9,950	13,718
DTE Electric Co.
3.950% due 06/15/2042	500	517
4.300% due 07/01/2044	9,150	9,877
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,577
6.100% due 06/01/2037	300	382
Duke Energy Florida LLC
5.650% due 04/01/2040	7,400	9,194
6.400% due 06/15/2038	50	68
Duke Energy Indiana, Inc.
4.900% due 07/15/2043	105	120
6.120% due 10/15/2035	6,724	8,213
Duke Energy Progress LLC
4.100% due 03/15/2043	4,701	4,893

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		$8,150	$9,261
Electricite de France S.A.
4.875% due 01/22/2044		10,640	10,681
4.950% due 10/13/2045		5,155	5,329
5.375% due 01/29/2025 (e)	EUR	900	1,012
6.950% due 01/26/2039		$17,208	21,813
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	12,902
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,622
Entergy Corp.
5.125% due 09/15/2020		$2,400	2,636
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	11,981
6.250% due 10/01/2039		13,115	13,589
FirstEnergy Corp.
7.375% due 11/15/2031		29,306	36,192
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		67,726	62,988
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	261
5.450% due 07/15/2044		10,100	10,568
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,505
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	15,671
6.000% due 11/27/2023		18,175	18,061
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		11,600	10,542
5.999% due 01/23/2021		20,300	21,028
6.510% due 03/07/2022		32,275	33,864
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	7,759
Idaho Power Co.
4.850% due 08/15/2040		9,000	10,040
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	517
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,598
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,084
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	21,042
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	38,257
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,928
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,785
Monongahela Power Co.
5.400% due 12/15/2043		700	833
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,650	5,508
4.278% due 10/01/2034		9,000	9,309
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	20,684
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 §		12,350	4,014
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 §		5,775	1,328
6.750% due 10/01/2023 §		1,891	435
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	26,943
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,277
8.250% due 10/15/2038		1,000	1,460

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		$15,100	$17,367
5.300% due 06/01/2042		600	703
7.250% due 01/15/2033		3,400	4,548
7.500% due 09/01/2038		4,615	6,374
Orange S.A.
5.500% due 02/06/2044		14,165	16,944
9.000% due 03/01/2031		11,350	17,273
Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	4,003
4.450% due 04/15/2042		5,150	5,590
4.600% due 06/15/2043		85	93
4.750% due 02/15/2044		2,550	2,915
5.400% due 01/15/2040		800	964
5.800% due 03/01/2037		8,600	10,725
6.050% due 03/01/2034		6,200	7,931
6.250% due 03/01/2039		9,900	12,726
6.350% due 02/15/2038		1,000	1,305
PacifiCorp
6.000% due 01/15/2039		200	258
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,296
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	551
Petrobras Global Finance BV
2.762% due 01/15/2019		4,350	3,546
3.522% due 03/17/2020		1,800	1,390
5.375% due 01/27/2021		1,800	1,482
5.375% due 10/01/2029	GBP	14,000	12,676
5.625% due 05/20/2043		$44,687	29,346
6.750% due 01/27/2041		31,650	22,709
6.850% due 06/05/2115		31,200	21,597
6.875% due 01/20/2040		9,650	6,979
Petroleos Mexicanos
5.500% due 06/27/2044		112,755	94,432
5.625% due 01/23/2046		106,300	89,733
6.375% due 01/23/2045		29,069	27,092
Plains All American Pipeline LP
4.300% due 01/31/2043		8,620	6,284
4.700% due 06/15/2044		21,475	16,163
4.900% due 02/15/2045		6,000	4,637
5.150% due 06/01/2042		58,085	45,350
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,587
Progress Energy, Inc.
7.750% due 03/01/2031		400	545
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,451
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,475
6.332% due 09/30/2027		1,950	2,166
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	52,856
5.500% due 04/08/2044		41,450	39,936
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,154
4.125% due 05/11/2035		71,200	73,116
4.550% due 08/12/2043		9,850	10,253
5.500% due 03/25/2040		2,000	2,252
Southern California Edison Co.
6.000% due 01/15/2034		400	507
6.650% due 04/01/2029		600	766
Southern Power Co.
6.375% due 11/15/2036		3,500	3,568
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,768

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southwestern Public Service Co.
6.000% due 10/01/2036		$2,000	$2,434
SSE PLC
5.625% due 10/01/2017 (e)		200	205
5.625% due 10/01/2017 (e)	EUR	2,500	2,967
Telecom Italia Capital S.A.
7.200% due 07/18/2036		$7,845	8,041
7.721% due 06/04/2038		17,800	18,745
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	10,263
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	38,305
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,186
Verizon Communications, Inc.
3.850% due 11/01/2042		23,160	21,122
4.522% due 09/15/2048		135,617	136,467
4.672% due 03/15/2055		333,881	321,929
4.750% due 11/01/2041		3,500	3,612
4.862% due 08/21/2046		119,772	126,852
5.012% due 08/21/2054		245,422	247,341
6.000% due 04/01/2041		15,617	18,739
6.400% due 09/15/2033		7,144	8,814
6.550% due 09/15/2043		6,142	8,108
Virginia Electric & Power Co.
6.000% due 05/15/2037		400	511
Vodafone Group PLC
4.375% due 02/19/2043		21,625	19,541
6.150% due 02/27/2037		17,613	19,892
6.250% due 11/30/2032		2,650	3,060
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	278

			3,023,878

Total Corporate Bonds & Notes (Cost $14,038,471)			14,243,662

MUNICIPAL BONDS & NOTES 6.2%

CALIFORNIA 3.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	21,439
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		12,300	17,364
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	897
6.907% due 10/01/2050		29,845	44,008
6.918% due 04/01/2040		1,600	2,269
7.043% due 04/01/2050		49,575	73,465
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040		2,220	2,802
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		4,500	5,636
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026		2,550	3,460
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		15,575	22,851
7.350% due 11/01/2039		1,000	1,473
7.500% due 04/01/2034		5,580	8,162
7.550% due 04/01/2039		23,720	36,340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	$30,870	$48,028
7.625% due 03/01/2040	14,250	21,822
7.950% due 03/01/2036	22,100	26,833
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,141
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,599
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,529
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	34,095	51,349
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,853
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,015
7.618% due 08/01/2040	5,200	7,623
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,300
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	577
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,153
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	313
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	25,727
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	6,276
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	124
5.813% due 06/01/2040	300	383
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,642
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,185
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	639
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,651
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,460
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,951
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,668
6.548% due 05/15/2048	25,100	34,096
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	579

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	$2,250	$3,025
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	454
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,417
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,326
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,099

		597,003

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,705
6.655% due 04/01/2057	44,110	53,925

		64,630

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,001
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	19,641
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	25,400	25,349
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,446

		49,437

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,356

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	492

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,206

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,280

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,912
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	29,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	$500	$537
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	342

		45,756

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,147
6.814% due 11/15/2040	18,085	25,261
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	8,950	11,493
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,280
5.508% due 08/01/2037	800	990
5.572% due 11/01/2038	9,000	11,426
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,493
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	594
5.389% due 03/15/2040	200	251
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,228
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,754
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	621
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	230
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	88,053
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,029
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	12,002

		187,852

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,235
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	3,100	3,759
8.084% due 02/15/2050	50,725	77,182
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,562
7.734% due 02/15/2033	7,325	10,079
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	72

		93,889

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	$11,500	$13,499
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,947
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,280	2,328

		19,774

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	23,205

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	19,037
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	10,322
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	19,535

		48,894

Total Municipal Bonds & Notes (Cost $931,152)		1,141,774

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
4.000% due 10/01/2040	843	904
6.000% due 01/01/2023 - 06/01/2038	44	50
7.000% due 11/01/2026	20	23
8.500% due 08/01/2026	1	2
Fannie Mae, TBA
3.500% due 04/01/2046 - 06/01/2046	57,600	60,402
4.000% due 04/01/2046 - 06/01/2046	87,300	93,111
Freddie Mac
2.976% due 08/15/2032	60	62
Ginnie Mae
4.500% due 09/15/2033	15	16
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $153,823)		154,575

U.S. TREASURY OBLIGATIONS 32.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	273,000	266,314
2.500% due 02/15/2046 (h)	157,050	153,154
2.750% due 11/15/2042 (h)(j)(l)	446,250	460,326
2.875% due 08/15/2045 (h)(j)(l)	106,611	112,179
3.000% due 11/15/2044 (h)(j)(l)	94,739	102,281
3.000% due 05/15/2045 (h)(j)(l)	390,183	421,001
3.000% due 11/15/2045 (h)	856,687	925,222
3.125% due 02/15/2042 (h)(j)(l)	344,796	383,713
3.125% due 02/15/2043 (h)(j)(l)	199,000	220,560
3.625% due 02/15/2044 (h)(j)(l)	302,675	367,384
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (j)	75,224	76,940

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2026 (h)(j)	$64,607	$67,615
1.750% due 01/15/2028 (j)	14,022	16,282
2.000% due 01/15/2026 (j)	17,427	20,431
2.375% due 01/15/2027 (h)(j)	115,477	141,245
2.500% due 01/15/2029 (h)(j)	23,282	29,292
3.875% due 04/15/2029 (j)	865	1,240
U.S. Treasury Notes
0.625% due 12/31/2016 (j)	603	603
1.625% due 02/15/2026 (h)	293,655	289,549
2.000% due 08/15/2025 (h)	1,350,000	1,376,631
2.250% due 11/15/2025 (h)	314,565	327,516
U.S. Treasury Strips (c)
0.000% due 11/15/2042 (j)	35,100	17,010
0.000% due 05/15/2043	17,300	8,359
0.000% due 11/15/2043	121,050	58,311
0.000% due 02/15/2044	149,500	70,637
0.000% due 05/15/2044	22,050	10,281
0.000% due 11/15/2044	17,300	7,902
0.000% due 02/15/2045	17,300	7,838
0.000% due 08/15/2045	15,300	6,828

Total U.S. Treasury Obligations (Cost $5,599,670)		5,946,644

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
BCAP LLC Trust
0.936% due 05/26/2035	633	595
1.162% due 11/26/2046	337	323
4.000% due 02/26/2037	664	660
Merrill Lynch Mortgage Investors Trust
1.313% due 01/25/2029	161	151
1.701% due 03/25/2028	68	64
Structured Adjustable Rate Mortgage Loan Trust
2.795% due 09/25/2034	2,000	1,975

Total Non-Agency Mortgage-Backed Securities (Cost $3,775)		3,768

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	22,881	22,199
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	2,640	2,788
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022	15,500	15,437
Eagle Ltd.
2.570% due 12/15/2039	8,147	8,007
SBA Tower Trust
3.869% due 10/15/2049	11,400	11,422
Structured Asset Investment Loan Trust
1.333% due 01/25/2035	4,659	4,602

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Voya CLO Ltd.
1.942% due 10/15/2022		$5,600	$5,595

Total Asset-Backed Securities (Cost $70,915)			70,050

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	37,537
Colombia Government International Bond
6.125% due 01/18/2041		200	211
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	82,595	105,795
Mexico Government International Bond
4.600% due 01/23/2046		$4,171	4,082
5.550% due 01/21/2045		19,780	21,981
5.750% due 10/12/2110		1,550	1,577
6.050% due 01/11/2040		1,238	1,456

Total Sovereign Issues (Cost $174,318)			172,639

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		20,200	24,346

Total Convertible Preferred Securities (Cost $24,500)			24,346

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (e)		130,000	13,788
Citigroup Capital
6.988% due 10/30/2040		250,000	6,573
Public Storage
6.375% due 03/17/2019 (e)		75,000	2,096
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	15,240
State Street Corp.
5.900% due 03/15/2024 (e)		136,000	3,733
Ventas Realty LP
5.450% due 03/15/2043		120,000	3,152

			44,582

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		11,150	288
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	955
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	739

	SHARES	MARKET VALUE (000S)
Entergy Texas, Inc.
5.625% due 06/01/2064	513,816	$13,755
SCE Trust
5.625% due 06/15/2017 (e)	82,125	2,115
5.750% due 03/15/2024 (e)	463,000	12,573

		30,425

Total Preferred Securities (Cost $69,186)		75,007

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (h) 0.4%
		73,800

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.3%
GE Capital International Funding Co.
0.964% due 04/15/2016	$61,871	61,875

U.S. TREASURY BILLS 0.1%
0.254% due 04/07/2016 - 04/28/2016 (c)(h)(l)	22,910	22,909

Total Short-Term Instruments (Cost $158,579)		158,584

Total Investments in Securities (Cost $21,995,281)		22,764,885

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,557,873	15,393

Total Short-Term Instruments (Cost $15,393)		15,393

Total Investments in Affiliates (Cost $15,393)		15,393

Total Investments 124.3% (Cost $22,010,674)		$22,780,278

Financial Derivative Instruments (i)(k) (0.2%) (Cost or Premiums, net $(49,555))		(43,707)

Other Assets and Liabilities, net (24.1%)		(4,417,055)

Net Assets 100.0%		$18,319,516

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
§	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$62,050	$62,786	0.34%
Delta Air Lines, Inc.	2.530	09/30/2019	09/29/2014	92,956	91,508	0.50
Delta Air Lines, Inc.	2.620	05/09/2019	05/05/2014	23,220	22,960	0.13
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	63,916	66,403	0.36
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,896	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014	14,903	14,792	0.08

				$281,045	$ 284,345	1.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SGY	0.500%	03/31/2016	04/01/2016	$73,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(75,412)	$73,800	$73,801

Total Repurchase Agreements						$(75,412)	$73,800	$73,801

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	0.570%	01/15/2016	04/15/2016		$(116,993)	$(117,135)
BOS	(0.100)	03/29/2016	04/05/2016		(20,090)	(20,090)
	0.120	03/01/2016	04/05/2016		(51,312)	(51,318)
	0.400	03/29/2016	04/05/2016		(9,835)	(9,835)
	0.600	02/22/2016	04/12/2016		(9,918)	(9,925)
	0.600	03/09/2016	04/12/2016		(23,577)	(23,586)
	0.630	03/09/2016	04/14/2016		(57,418)	(57,441)
	0.650	03/17/2016	04/27/2016		(53,375)	(53,389)
BRC	(3.000)	11/24/2015	TBD	(2)	(488)	(483)
	(2.000)	03/04/2016	11/23/2017		(704)	(703)
BSN	0.550	03/03/2016	04/15/2016		(25,380)	(25,391)
	0.590	02/09/2016	04/05/2016		(34,547)	(34,576)
	0.590	02/10/2016	04/08/2016		(7,463)	(7,469)
	0.590	02/22/2016	04/05/2016		(3,476)	(3,479)
	0.600	02/11/2016	04/11/2016		(18,328)	(18,344)
	0.600	02/19/2016	04/11/2016		(18,315)	(18,328)
	0.600	03/03/2016	04/05/2016		(21,150)	(21,160)
	0.600	03/09/2016	04/11/2016		(23,679)	(23,688)
	0.610	02/12/2016	04/12/2016		(190,593)	(190,751)
DEU	(0.600)	03/02/2016	04/15/2016		(39,300)	(39,280)
GRE	0.050	03/30/2016	04/04/2016		(52,895)	(52,895)
	0.650	03/03/2016	04/19/2016		(21,400)	(21,411)
	0.650	03/09/2016	04/19/2016		(6,199)	(6,202)
	0.680	03/16/2016	04/08/2016		(1,066)	(1,067)
JML	0.000	01/07/2016	TBD	(2)	(5,463)	(5,463)
	0.000	01/14/2016	TBD	(2)	(7,160)	(7,160)
JPS	0.500	02/23/2016	04/22/2016		(148,661)	(148,740)
	0.500	02/24/2016	04/15/2016		(78,660)	(78,700)
NXN	0.480	01/07/2016	04/07/2016		(122,892)	(123,031)
	0.480	01/08/2016	04/08/2016		(208,875)	(209,109)
	0.480	02/08/2016	04/07/2016		(5,947)	(5,952)
	0.480	02/19/2016	04/07/2016		(5,189)	(5,192)
	0.480	03/03/2016	04/07/2016		(192,147)	(192,221)
	0.480	03/31/2016	04/07/2016		(106,536)	(106,537)
	0.510	01/12/2016	04/12/2016		(411,056)	(411,522)
	0.510	01/25/2016	04/12/2016		(127,233)	(127,353)
	0.510	02/23/2016	04/12/2016		(76,865)	(76,906)
	0.510	02/24/2016	04/12/2016		(136,988)	(137,059)
	0.560	02/25/2016	04/25/2016		(251,738)	(251,878)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
	0.560%	02/26/2016	04/26/2016	$(160,095)	$(160,182)
	0.570	02/22/2016	05/23/2016	(182,875)	(182,988)
	0.570	03/01/2016	05/02/2016	(55,215)	(55,242)
	0.580	03/02/2016	05/02/2016	(263,489)	(263,617)
	0.590	03/03/2016	05/03/2016	(248,775)	(248,893)
RDR	0.470	03/03/2016	04/20/2016	(18,330)	(18,337)
SGY	0.000	03/30/2016	04/04/2016	(73,388)	(73,388)
	0.000	03/31/2016	04/01/2016	(49,187)	(49,188)
	0.010	03/31/2016	04/01/2016	(24,594)	(24,594)

Total Reverse Repurchase Agreements					$(3,771,198)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.639%	02/19/2016	04/19/2016	$(212,465)	$(212,919)
	0.639	02/22/2016	04/22/2016	(378,160)	(378,874)
NOM	0.450	03/03/2016	04/15/2016	(104,524)	(104,674)
TDM	0.608	02/04/2016	04/04/2016	(2,216)	(2,188)
	0.619	02/05/2016	04/05/2016	(3,064)	(3,067)

Total Sale-Buyback Transactions					$(701,722)

(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(4,684,393) at a weighted average interest rate of 0.277%.
(4)	Payable for sale-buyback transactions includes $632 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $4,537,809 and cash of $50 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(117,135)	$0	$(117,135)	$116,664	$(471)
BOS	0	(225,584)	0	(225,584)	225,754	170
BRC	0	(1,186)	0	(1,186)	1,188	2
BSN	0	(343,186)	0	(343,186)	343,315	129
DEU	0	(39,280)	0	(39,280)	39,441	161
GRE	0	(81,575)	0	(81,575)	81,633	58
JML	0	(12,623)	0	(12,623)	14,073	1,450
JPS	0	(227,440)	0	(227,440)	226,654	(786)
NXN	0	(2,557,682)	0	(2,557,682)	2,557,386	(296)
RDR	0	(18,337)	0	(18,337)	18,320	(17)
SGY	73,801	(147,170)	0	(73,369)	72,096	(1,273)

Master Securities Forward Transaction Agreement
GSC	0	0	(591,793)	(591,793)	591,847	54
NOM	0	0	(104,674)	(104,674)	104,215	(459)
TDM	0	0	(5,255)	(5,255)	5,311	56

Total Borrowings and Other Financing Transactions	$73,801	$(3,771,198)	$(701,722)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(13,809)	$(13,809)
U.S. Treasury Obligations	(73,782)	(2,932,867)	(750,740)	0	(3,757,389)

Total	$(73,782)	$(2,932,867)	$(750,740)	$(13,809)	$(3,771,198)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(701,722)	0	0	(701,722)

Total	$0	$(701,722)	$0	$0	$(701,722)

Total Borrowings	$(73,782)	$(3,634,589)	$(750,740)	$(13,809)	$(4,472,920)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(4,472,920)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	8,812	$(1,779)	$0	$(110)
90-Day Eurodollar December Futures	Short	12/2017	3,700	795	0	(370)
90-Day Eurodollar June Futures	Short	06/2017	4,871	381	0	(244)
90-Day Eurodollar March Futures	Short	03/2017	5,021	(1,222)	0	(126)
90-Day Eurodollar September Futures	Short	09/2016	11,008	(14,560)	0	0
90-Day Eurodollar September Futures	Short	09/2017	5,192	(86)	0	(389)
Call Options Strike @ EUR 163.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	684	(738)	124	(39)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	108	(11)	10	(3)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	437	137	10	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	885	213	20	(20)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	437	73	5	(5)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	885	150	10	(10)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	1,183	2,939	350	(27)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	108	42	0	(2)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	1,293	307	283	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	197	(234)	209	0

Total Futures Contracts				$(13,593)	$1,021	$(1,345)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024	$45,600	$(646)	$(359)	$0	$(8)
CDX.IG-23 10-Year Index	1.000	12/20/2024	2,000	(42)	(29)	0	(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020	1,111,800	6,273	(3,224)	0	(22)
CDX.IG-25 5-Year Index	1.000	12/20/2020	6,832,800	36,506	6,683	0	(418)

				$42,091	$3,071	$0	$(449)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR *	1.300%	05/06/2017	$	462,300	$(2,463)	$(2,475)	$0	$(14)
Receive	3-Month USD-LIBOR *	2.250	03/16/2019		1,997,300	(46,926)	(45,432)	0	(1,547)
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		1,492,300	(23,950)	(8,363)	0	(823)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		264,050	(23,097)	(26,131)	0	(994)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		669,100	(35,643)	(19,271)	0	(2,442)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		156,200	(22,608)	(16,362)	0	(1,405)
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	(4,187)	(4,827)	0	(336)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		272,600	(20,555)	(3,865)	0	(1,569)
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	256,000	(2,724)	(2,135)	6	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		15,400	(794)	(100)	12	0
Pay	6-Month GBP-LIBOR *	1.000	09/21/2021	GBP	239,500	(1,248)	(1,923)	491	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		138,000	1,717	1,211	285	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		117,600	(426)	(1,239)	0	(218)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		14,050	(2,727)	(2,727)	0	(95)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		66,200	(2,152)	(532)	0	(445)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	3,020,000	(1,939)	(1,358)	51	0
Receive	6-Month JPY-LIBOR *	1.000	09/20/2024		27,860,000	(9,533)	(10,010)	541	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		8,590,000	(11,031)	(4,061)	494	0
Pay	28-Day MXN-TIIE	5.722	02/13/2023	MXN	18,100	2	9	2	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,119,000	(7,637)	876	129	0

						$(217,921)	$(148,715)	$2,011	$(9,888)

Total Swap Agreements						$(175,830)	$(145,644)	$2,011	$(10,337)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(j)	Securities with an aggregate market value of $341,068 and cash of $18,736 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,021	$2,011	$3,032	$0	$(1,345)	$(10,345)	$(11,690)

(4)	Unsettled variation margin liability of $(8) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		AUD	8,327	$		5,957	$0	$(426)

BPS	04/2016		BRL	6,526			1,834	19	0
	04/2016	$		1,760		BRL	6,526	55	0

CBK	04/2016		BRL	36,839	$		10,351	106	0
	04/2016		EUR	1,664			1,849	0	(44)
	04/2016	$		9,702		BRL	36,839	543	0
	04/2016			8,431		EUR	7,589	204	0
	04/2016			1,601		GBP	1,155	58	0
	04/2016			755		JPY	85,705	7	0
	05/2016			1,911			216,500	14	0

GLM	04/2016			106,663		GBP	74,989	1,040	0
	04/2016			460		JPY	52,457	7	0
	05/2016		GBP	60,737	$		86,739	0	(502)
	05/2016		JPY	768,795			6,768	27	(97)
	05/2016	$		2,145		JPY	244,100	27	0

HUS	04/2016		GBP	76,144	$		106,463	0	(2,899)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	04/2016		BRL	92,170	$		22,965	$0	$(2,669)
	04/2016	$		25,898		BRL	92,170	0	(265)
	05/2016			1,118		JPY	126,900	10	0

MSB	04/2016		BRL	48,805	$		13,714	140	0
	04/2016		EUR	157,678			173,029	0	(6,393)
	04/2016	$		12,271		BRL	48,805	1,302	0
SCX	04/2016			1,007		AUD	1,377	48	0

UAG	04/2016			5,225			6,950	103	0
	04/2016			169,935		EUR	151,753	2,745	0
	05/2016		AUD	6,950	$		5,218	0	(102)
	05/2016		EUR	150,568			168,751	0	(2,729)

Total Forward Foreign Currency Contracts								$6,455	$(16,126)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191%	04/25/2016	$	25,500	$969	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016		48,000	2,056	0

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		49,100	5,106	2,454
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	5,326

FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		23,100	1,425	75

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016		338,300	118	37
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016		363,800	1,024	2,361
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		273,100	1,116	1,382
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		116,300	5,815	5,236

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		77,300	6,768	2,962
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,600	957	848

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/07/2016		314,100	501	1,309
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016		663,000	1,105	2,761
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	12/16/2016		519,600	1,291	3,371
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017		86,900	6,083	281
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		90,100	8,132	3,453
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		167,450	15,625	6,256
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		161,800	14,966	6,004

								$79,045	$44,116

Total Purchased Options								$79,045	$44,116

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	4,400	$(10)	$0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	04/20/2016		48,600	(100)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.900	05/18/2016		39,300	(79)	(3)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016	EUR	112,600	(299)	(2)

BPS	Put - OTC CDX.IG-25 5-Year Index	Sell	1.400	04/20/2016	$	500,000	(925)	(37)

BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.400	05/18/2016		1,100,000	(4,730)	(341)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		29,600	(63)	(1)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		53,200	(100)	(1)

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		6,600	(16)	(1)

JPM	Put - OTC CDX.IG-26 5-Year Index	Sell	1.100	06/15/2016		500,000	(613)	(478)

							$(6,935)	$(865)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(4)

						$(431)	$(7)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	04/25/2016	$	107,000	$(968)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016		183,100	(2,243)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	21,500	(73)	(112)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		21,500	(86)	(36)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	$	216,100	(5,108)	(1,443)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		647,700	(6,625)	(5,660)

FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017		98,000	(1,519)	(24)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		581,500	(5,868)	(5,063)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016		43,900	(570)	(1,460)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		59,400	(1,117)	(1,566)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	85,000	(326)	(441)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		85,000	(307)	(141)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	$	340,900	(6,857)	(2,178)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		118,900	(2,316)	(1,895)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	04/14/2016		56,100	(184)	(4)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017		354,200	(6,358)	(81)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		397,600	(8,133)	(2,540)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		1,449,650	(30,843)	(9,291)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016		68,300	(501)	(1,348)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016		144,100	(1,109)	(2,628)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016		136,250	(1,674)	(4,532)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	42,500	(141)	(221)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		42,500	(177)	(70)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	12/16/2016	$	10,800	(133)	(359)

								$(83,236)	$(41,093)

Total Written Options								$(90,602)	$(41,965)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$9,043,925	EUR	604,600	$(93,972)
Sales	2,669	14,327,810		1,811,150	(101,556)
Closing Buys	0	(7,586,535)		(801,050)	68,108
Expirations	(2,669)	(3,230,600)		(852,200)	9,926
Exercised	0	(5,218,300)		(351,900)	26,892

Balance at End of Period	0	$7,336,300	EUR	410,600	$(90,602)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	COX Communications, Inc.	(1.000)%	12/20/2020	0.541%	$ 3,400	$51	$(124)	$0	$(73)

GST	COX Communications, Inc.	(1.000)	12/20/2020	0.541	7,500	48	(209)	0	(161)
	Dow Chemical Co.	(1.000)	12/20/2020	0.569	31,600	(388)	(250)	0	(638)

JPM	COX Communications, Inc.	(1.000)	12/20/2020	0.541	6,300	92	(227)	0	(135)

						$(197)	$(810)	$0	$(1,007)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.811%	$	20,500	$(147)	$339	$192	$0
	China Government International Bond	1.000	09/20/2020	1.033		12,550	(12)	(2)	0	(14)
	Italy Government International Bond	1.000	12/20/2018	0.774		21,400	(1,403)	1,539	136	0
	Italy Government International Bond	1.000	09/20/2019	0.910		60,400	320	(118)	202	0
	Italy Government International Bond	1.000	03/20/2020	0.992		29,604	(95)	113	18	0
	Italy Government International Bond	1.000	06/20/2020	1.026		30,950	15	(38)	0	(23)
	MetLife, Inc.	1.000	06/20/2021	1.331		25,000	(1,593)	1,190	0	(403)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Spain Government International Bond	1.000%	12/20/2018	0.555%	$	6,500	$(383)	$463	$80	$0
	Spain Government International Bond	1.000	06/20/2019	0.620		37,600	146	318	464	0
	Spain Government International Bond	1.000	12/20/2019	0.688		50,000	216	368	584	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	25,400	(213)	278	65	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682		2,400	(214)	130	0	(84)

BPS	Alcoa, Inc.	1.000	03/20/2021	3.600	$	2,700	(235)	(79)	0	(314)
	China Government International Bond	1.000	09/20/2020	1.033		12,850	(123)	109	0	(14)
	China Government International Bond	1.000	12/20/2020	1.095		10,000	(190)	150	0	(40)
	Petrobras Global Finance BV	1.000	06/20/2018	7.687		33,600	(1,664)	(2,887)	0	(4,551)
	Petrobras Global Finance BV	1.000	09/20/2019	8.596		38,000	(2,102)	(6,323)	0	(8,425)
	Spain Government International Bond	1.000	09/20/2021	0.886		100	1	0	1	0
	Tesco PLC	1.000	06/20/2019	1.912	EUR	17,300	(47)	(513)	0	(560)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		9,700	(114)	139	25	0

BRC	AT&T, Inc.	1.000	06/20/2019	0.609	$	7,100	132	(42)	90	0
	Brazil Government International Bond	1.000	03/20/2020	2.833		4,625	(429)	113	0	(316)
	China Government International Bond	1.000	09/20/2020	1.033		13,300	(95)	80	0	(15)
	Ford Motor Co.	5.000	06/20/2019	1.009		4,550	884	(305)	579	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961		2,000	5	(1)	4	0
	Italy Government International Bond	1.000	12/20/2018	0.774		10,600	(743)	811	68	0
	Italy Government International Bond	1.000	03/20/2020	0.992		14,700	(24)	33	9	0
	Italy Government International Bond	1.000	06/20/2020	1.026		3,600	5	(8)	0	(3)
	Mexico Government International Bond	1.000	09/20/2022	1.861		9,900	(463)	(43)	0	(506)
	Petrobras Global Finance BV	1.000	06/20/2020	9.020		7,000	(861)	(1,032)	0	(1,893)
	Spain Government International Bond	1.000	06/20/2019	0.620		50,000	194	424	618	0
	Telecom Italia SpA	1.000	06/20/2019	1.105	EUR	10,000	(868)	833	0	(35)
	Telefonica Emisiones S.A.U.	1.000	12/20/2019	1.006		7,100	49	(48)	1	0
	Tesco PLC	1.000	09/20/2019	2.048		2,500	22	(122)	0	(100)
	Tesco PLC	1.000	12/20/2019	2.163		5,700	(31)	(239)	0	(270)
	Toll Brothers Finance Corp.	1.000	03/20/2021	1.644	$	5,700	(371)	200	0	(171)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	800	(8)	10	2	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682		1,900	(189)	122	0	(67)
	Whirlpool Corp.	1.000	03/20/2019	0.358	$	100	0	2	2	0

CBK	BMW Finance NV	1.000	12/20/2020	0.656	EUR	2,600	(40)	89	49	0
	China Government International Bond	1.000	09/20/2020	1.033	$	4,100	(2)	(3)	0	(5)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.742		10,000	2,432	(831)	1,601	0
	General Electric Co.	1.000	09/20/2016	0.091		500	(10)	12	2	0
	General Electric Co.	1.000	09/20/2019	0.261		1,000	(102)	128	26	0
	Italy Government International Bond	1.000	12/20/2018	0.774		13,400	(1,022)	1,107	85	0
	Italy Government International Bond	1.000	03/20/2020	0.992		114,500	163	(92)	71	0
	MetLife, Inc.	1.000	09/20/2016	0.229		600	(18)	20	2	0
	Mexico Government International Bond	1.000	03/20/2019	0.976		15,400	63	(47)	16	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		1,450	(23)	0	0	(23)
	Prudential Financial, Inc.	1.000	12/20/2020	1.130		5,000	17	(45)	0	(28)
	Spain Government International Bond	1.000	12/20/2018	0.555		19,400	(788)	1,027	239	0
	Spain Government International Bond	1.000	06/20/2019	0.620		42,650	208	319	527	0
	Spain Government International Bond	1.000	03/20/2020	0.715		900	9	1	10	0
	Spain Government International Bond	1.000	06/20/2020	0.739		1,600	21	(3)	18	0
	Telecom Italia SpA	1.000	06/20/2019	1.105	EUR	5,000	(434)	417	0	(17)
	Tesco PLC	1.000	06/20/2019	1.912		7,500	(8)	(235)	0	(243)
	Volkswagen International Finance NV	1.000	12/20/2020	1.682		23,200	(2,496)	1,684	0	(812)

DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195	$	4,000	3	(57)	0	(54)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.229		17,050	(72)	(214)	0	(286)
	Brazil Government International Bond	1.000	06/20/2017	0.876		10,500	(157)	176	19	0
	Citigroup, Inc.	1.000	09/20/2017	0.491		1,800	(143)	157	14	0
	General Electric Co.	1.000	03/20/2019	0.234		3,000	44	25	69	0
	Italy Government International Bond	1.000	03/20/2019	0.820		39,000	(794)	1,011	217	0
	Italy Government International Bond	1.000	06/20/2019	0.859		134,400	316	323	639	0
	Italy Government International Bond	1.000	09/20/2019	0.910		70,100	(284)	519	235	0
	MetLife, Inc.	5.000	09/20/2019	0.862		1,100	134	23	157	0
	MetLife, Inc.	1.000	09/20/2021	1.392		11,000	100	(319)	0	(219)
	Mexico Government International Bond	1.000	12/20/2018	0.911		2,500	4	3	7	0
	Mexico Government International Bond	1.000	03/20/2019	0.976		19,400	(57)	77	20	0
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.635		2,000	(88)	126	38	0
	Prudential Financial, Inc.	1.000	12/20/2018	0.630		19,000	0	195	195	0
	Spain Government International Bond	1.000	06/20/2019	0.620		44,100	150	395	545	0
	Tesco PLC	1.000	06/20/2019	1.912	EUR	18,000	(37)	(546)	0	(583)

FBF	AT&T, Inc.	1.000	03/20/2023	1.294	$	21,400	(575)	177	0	(398)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961		5,800	0	11	11	0
	MetLife, Inc.	1.000	09/20/2020	1.130		20,600	210	(319)	0	(109)
	MetLife, Inc.	1.000	12/20/2020	1.205		8,200	40	(114)	0	(74)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Prudential Financial, Inc.	1.000%	12/20/2020	1.130%	$	5,000	$17	$(45)	$0	$(28)
	Telecom Italia SpA	1.000	06/20/2019	1.105	EUR	10,000	(868)	833	0	(35)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.360		3,000	(165)	103	0	(62)

GST	China Government International Bond	1.000	09/20/2020	1.033	$	18,100	(31)	11	0	(20)
	Italy Government International Bond	1.000	12/20/2018	0.774		27,600	(1,798)	1,974	176	0
	Italy Government International Bond	1.000	03/20/2020	0.992		55,000	79	(45)	34	0
	Italy Government International Bond	1.000	06/20/2020	1.026		23,550	0	(18)	0	(18)
	JPMorgan Chase & Co.	1.000	09/20/2020	0.645		5,300	46	38	84	0
	MetLife, Inc.	1.000	06/20/2021	1.331		41,300	(664)	(1)	0	(665)
	Petrobras Global Finance BV	1.000	09/20/2019	8.596		800	(47)	(130)	0	(177)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		700	(78)	(89)	0	(167)
	Telefonica Emisiones S.A.U.	1.000	09/20/2019	0.939	EUR	13,100	153	(117)	36	0
	Tesco PLC	1.000	09/20/2019	2.048		2,500	24	(124)	0	(100)
	Time Warner Cable, Inc.	1.000	12/20/2020	0.779	$	1,100	(125)	136	11	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682	EUR	3,900	(374)	237	0	(137)

HUS	Brazil Government International Bond	1.000	06/20/2017	0.876	$	26,700	(384)	433	49	0
	China Government International Bond	1.000	09/20/2020	1.033		40,350	(105)	61	0	(44)
	Italy Government International Bond	1.000	06/20/2019	0.859		123,100	(1,412)	1,998	586	0
	Italy Government International Bond	1.000	06/20/2020	1.026		4,000	(4)	1	0	(3)
	Mexico Government International Bond	1.000	03/20/2019	0.976		16,400	8	9	17	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		72,550	(1,266)	93	0	(1,173)
	Petrobras Global Finance BV	1.000	06/20/2019	8.406		8,700	(626)	(1,148)	0	(1,774)
	Spain Government International Bond	1.000	12/20/2018	0.555		7,300	(234)	324	90	0
	Spain Government International Bond	1.000	12/20/2019	0.688		43,800	168	344	512	0
	Spain Government International Bond	1.000	06/20/2020	0.739		10,950	135	(14)	121	0

JPM	Brazil Government International Bond	1.000	12/20/2017	1.335		2,800	(132)	117	0	(15)
	China Government International Bond	1.000	09/20/2020	1.033		8,400	(3)	(6)	0	(9)
	Ford Motor Co.	5.000	03/20/2019	0.954		2,550	476	(171)	305	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		10,000	42	(44)	0	(2)
	Italy Government International Bond	1.000	06/20/2020	1.026		50,000	74	(111)	0	(37)
	Mexico Government International Bond	1.000	03/20/2019	0.976		52,300	209	(156)	53	0
	Spain Government International Bond	1.000	06/20/2019	0.620		4,300	19	34	53	0
	Spain Government International Bond	1.000	06/20/2020	0.739		9,750	111	(4)	107	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	8,700	(84)	106	22	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		3,800	(89)	88	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2020	1.682		5,200	(435)	253	0	(182)
	Williams Cos., Inc.	1.000	09/20/2019	4.455	$	3,800	9	(424)	0	(415)

MYC	Citigroup, Inc.	1.000	12/20/2017	0.528		3,000	(76)	101	25	0
	Ford Motor Co.	5.000	03/20/2019	0.954		2,250	419	(150)	269	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		10,000	44	(46)	0	(2)
	Italy Government International Bond	1.000	12/20/2018	0.774		14,400	(938)	1,030	92	0
	Italy Government International Bond	1.000	03/20/2019	0.820		68,400	134	247	381	0
	Italy Government International Bond	1.000	06/20/2019	0.859		30,100	(254)	397	143	0
	Italy Government International Bond	1.000	09/20/2019	0.910		12,200	(128)	169	41	0
	Italy Government International Bond	1.000	06/20/2020	1.026		40,600	75	(105)	0	(30)
	Mexico Government International Bond	1.000	03/20/2019	0.976		8,950	35	(26)	9	0
	Petrobras Global Finance BV	1.000	03/20/2018	7.375		5,500	(249)	(390)	0	(639)
	Spain Government International Bond	1.000	12/20/2018	0.555		46,800	(2,760)	3,336	576	0
	Spain Government International Bond	1.000	03/20/2019	0.590		1,900	(17)	40	23	0
	Spain Government International Bond	1.000	06/20/2019	0.620		102,300	479	785	1,264	0
	Spain Government International Bond	1.000	09/20/2019	0.657		24,500	363	(69)	294	0
	Spain Government International Bond	1.000	12/20/2019	0.688		58,000	251	426	677	0

RYL	Alcoa, Inc.	1.000	06/20/2021	3.779		2,600	(232)	(103)	0	(335)

							$(24,072)	$11,349	$14,002	$(26,725)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
CBK	MCDX-25 5-Year Index	1.000%	12/20/2020	$30,300	$(56)	$173	$117	$0

DUB	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	4,400	(437)	40	0	(397)

FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	122,400	(6,174)	675	0	(5,499)

GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	35,800	(1,903)	295	0	(1,608)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	18,400	(2,024)	378	0	(1,646)
	MCDX-25 5-Year Index	1.000	12/20/2020	34,200	(63)	196	133	0

JPS	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,200	(1,295)	105	0	(1,190)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$28,400	$(1,590)	$314	$0	$(1,276)

MYC	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,400	(197)	44	0	(153)

					$(13,739)	$2,220	$250	$(11,769)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020	$		85,350	$0	$857	$857	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020			44,000	0	509	509	0
	Receive	3-Month USD-CPURNSA Index	1.278	10/01/2020			43,750	0	495	495	0

BPS	Receive	3-Month EUR-EXT-CPI Index	0.995	12/08/2020		EUR	16,500	0	(422)	0	(422)

CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020			18,400	0	(481)	0	(481)

DBL	Receive	3-Month EUR-EXT-CPI Index	0.720	08/15/2020			2,000	(5)	(22)	0	(27)

DUB	Receive	3-Month EUR-EXT-CPI Index	0.980	12/15/2020			7,600	0	(187)	0	(187)
	Receive	3-Month USD-CPURNSA Index	1.540	11/07/2016	$		11,000	0	(216)	0	(216)

GLM	Receive	3-Month EUR-EXT-CPI Index	0.680	08/15/2020		EUR	46,100	14	(533)	0	(519)
	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020			2,500	0	(66)	0	(66)

MYC	Receive	3-Month EUR-EXT-CPI Index	0.988	12/15/2020			51,800	0	(1,300)	0	(1,300)
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016	$		47,400	1	(924)	0	(923)

								$10	$(2,290)	$1,861	$(4,141)

Total Swap Agreements								$(37,998)	$10,469	$16,113	$(43,642)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $44,170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$3,602	$3,602	$(426)	$(6)	$(524)	$(956)	$2,646	$(2,640)	$6
BPS	74	0	26	100	0	(37)	(14,326)	(14,363)	(14,263)	14,876	613
BRC	0	0	1,373	1,373	0	(341)	(3,449)	(3,790)	(2,417)	2,610	193
CBK	932	0	2,763	3,695	(44)	(157)	(1,609)	(1,810)	1,885	(1,720)	165
DBL	0	0	0	0	0	0	(27)	(27)	(27)	0	(27)
DUB	0	7,780	2,155	9,935	0	(7,103)	(1,942)	(9,045)	890	(1,970)	(1,080)
FBF	0	75	11	86	0	(24)	(6,205)	(6,229)	(6,143)	6,661	518
GLM	1,101	9,016	0	10,117	(599)	(8,671)	(585)	(9,855)	262	0	262
GST	0	0	474	474	0	(1)	(5,337)	(5,338)	(4,864)	4,414	(450)
HUS	0	0	1,375	1,375	(2,899)	0	(2,994)	(5,893)	(4,518)	4,648	130
JPM	10	3,810	540	4,360	(2,934)	(4,555)	(796)	(8,285)	(3,925)	4,078	153

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
JPS	$0	$0	$0	$0	$0	$0	$(1,190)	$(1,190)	$(1,190)	$0	$(1,190)
MEI	0	0	0	0	0	0	(1,276)	(1,276)	(1,276)	1,373	97
MSB	1,442	0	0	1,442	(6,393)	0	0	(6,393)	(4,951)	4,771	(180)
MYC	0	23,435	3,794	27,229	0	(20,711)	(3,047)	(23,758)	3,471	(4,285)	(814)
NGF	0	0	0	0	0	(359)	0	(359)	(359)	413	54
RYL	0	0	0	0	0	0	(335)	(335)	(335)	327	(8)
SCX	48	0	0	48	0	0	0	0	48	0	48
UAG	2,848	0	0	2,848	(2,831)	0	0	(2,831)	17	0	17

Total Over the Counter	$6,455	$44,116	$16,113	$66,684	$(16,126)	$(41,965)	$(43,642)	$(101,733)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,021	$1,021
Swap Agreements	0	0	0	0	2,011	2,011

	$0	$0	$0	$0	$3,032	$3,032

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,455	$0	$6,455
Purchased Options	0	0	0	0	44,116	44,116
Swap Agreements	0	14,252	0	0	1,861	16,113

	$0	$14,252	$0	$6,455	$45,977	$66,684

	$0	$14,252	$0	$6,455	$49,009	$69,716

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,345	$1,345
Swap Agreements	0	449	0	0	9,896	10,345

	$0	$449	$0	$0	$11,241	$11,690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,126	$0	$16,126
Written Options	0	865	0	0	41,100	41,965
Swap Agreements	0	39,501	0	0	4,141	43,642

	$0	$40,366	$0	$16,126	$45,241	$101,733

	$0	$40,815	$0	$16,126	$56,482	$113,423

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Written Options	0	0	0	0	961	961
Futures	0	0	0	0	(10,137)	(10,137)
Swap Agreements	0	(3,419)	0	0	(218,940)	(222,359)

	$0	$(3,419)	$0	$0	$(228,178)	$(231,597)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,552	$0	$11,552
Purchased Options	0	0	0	0	(47,248)	(47,248)
Written Options	0	8,471	0	0	63,633	72,104
Swap Agreements	0	13,756	0	0	(47,401)	(33,645)

	$0	$22,227	$0	$11,552	$(31,016)	$2,763

	$0	$18,808	$0	$11,552	$(259,194)	$(228,834)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,911	$10,911
Swap Agreements	0	(9,243)	0	0	(45,159)	(54,402)

	$0	$(9,243)	$0	$0	$(34,248)	$(43,491)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(63,186)	$0	$(63,186)
Purchased Options	0	0	0	0	(6,003)	(6,003)
Written Options	0	5,712	0	34,487	18,646	58,845
Swap Agreements	0	(7,559)	0	0	23,066	15,507

	$0	$(1,847)	$0	$(28,699)	$35,709	$5,163

	$0	$(11,090)	$0	$(28,699)	$1,461	$(38,328)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$498,262	$275,574	$773,836
Corporate Bonds & Notes
Banking & Finance	0	4,671,049	25,896	4,696,945
Industrials	0	6,522,839	0	6,522,839
Utilities	0	3,023,878	0	3,023,878
Municipal Bonds & Notes
California	0	597,003	0	597,003
Georgia	0	64,630	0	64,630
Illinois	0	49,437	0	49,437
Indiana	0	2,356	0	2,356
Kentucky	0	492	0	492
Massachusetts	0	4,206	0	4,206
Mississippi	0	4,280	0	4,280
New Jersey	0	45,756	0	45,756
New York	0	187,852	0	187,852
Ohio	0	93,889	0	93,889
Pennsylvania	0	19,774	0	19,774
Tennessee	0	23,205	0	23,205
Texas	0	48,894	0	48,894
U.S. Government Agencies	0	154,575	0	154,575
U.S. Treasury Obligations	0	5,946,644	0	5,946,644
Non-Agency Mortgage-Backed Securities	0	3,768	0	3,768
Asset-Backed Securities	0	62,043	8,007	70,050
Sovereign Issues	0	172,639	0	172,639
Convertible Preferred Securities
Banking & Finance	0	24,346	0	24,346
Preferred Securities
Banking & Finance	24,965	19,617	0	44,582
Utilities	15,449	14,976	0	30,425

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$73,800	$0	$73,800
Short-Term Notes	0	61,875	0	61,875
U.S. Treasury Bills	0	22,909	0	22,909
	$40,414	$22,414,994	$309,477	$22,764,885

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,393	$0	$0	$15,393

Total Investments	$55,807	$22,414,994	$309,477	$22,780,278

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,021	2,011	0	3,032
Over the counter	0	66,684	0	66,684
	$1,021	$68,695	$0	$69,716

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,345)	(10,337)	0	(11,682)
Over the counter	0	(101,733)	0	(101,733)
	$(1,345)	$(112,070)	$0	$(113,415)

Totals	$55,483	$22,371,619	$309,477	$22,736,579

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$329,631	$0	$(54,892)	$(20)	$34	$821	$0	$0	$275,574	$887
Corporate Bonds & Notes
Banking & Finance	25,814	0	0	0	0	82	0	0	25,896	82
Industrials	244,862	0	(129,018)	(770)	(6,742)	641	0	(108,973)	0	0
Utilities	22,333	0	(1,596)	(32)	(93)	(2,390)	0	(18,222)	0	0
Asset-Backed Securities	37,823	0	(6,733)	9	17	(910)	0	(22,199)	8,007	(130)

Totals	$660,463	$0	$(192,239)	$(813)	$(6,784)	$(1,756)	$0	$(149,394)	$309,477	$839

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$275,574	Proxy Pricing	Base Price	98.43-102.75
Corporate Bonds & Notes
Banking & Finance	25,896	Proxy Pricing	Base Price	102.67
Asset-Backed Securities	8,007	Third Party Vendor	Broker Quote	98.28

Total	$309,477

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	105

Schedule of Investments PIMCO Low Duration Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 17.2%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$494
American Express Credit Corp.
1.365% due 05/26/2020	720	705
2.375% due 05/26/2020	460	467
American International Group, Inc.
4.875% due 06/01/2022	138	152
Bank of America Corp.
5.700% due 01/24/2022	150	173
5.750% due 12/01/2017	60	64
6.875% due 04/25/2018	90	99
6.875% due 11/15/2018	490	549
7.625% due 06/01/2019	430	501
Bank of New York Mellon Corp.
2.450% due 11/27/2020	140	143
2.500% due 04/15/2021	200	204
2.600% due 08/17/2020	410	423
Bank of Scotland PLC
5.250% due 02/21/2017	280	290
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.186% due 03/05/2018	600	597
Citigroup, Inc.
1.175% due 03/10/2017	980	979
Citizens Bank N.A.
2.500% due 03/14/2019	400	404
Credit Agricole S.A.
4.375% due 03/17/2025	210	206
Credit Suisse AG
3.000% due 10/29/2021	610	623
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	690	820
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	1,070	1,234
HSBC Holdings PLC
4.250% due 08/18/2025	460	455
Jackson National Life Global Funding
1.875% due 10/15/2018	350	351
JPMorgan Chase & Co.
1.574% due 01/23/2020	60	60
1.625% due 05/15/2018	60	60
2.550% due 10/29/2020	550	558
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	800	850
Lloyds Bank PLC
2.400% due 03/17/2020	800	803
Morgan Stanley
3.875% due 04/29/2024	430	452
7.300% due 05/13/2019	770	887
PNC Bank N.A.
2.450% due 11/05/2020	280	285
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,546
QNB Finance Ltd.
3.375% due 02/22/2017	1,070	1,086
Rabobank Group
3.950% due 11/09/2022	1,000	1,027
State Street Corp.
1.518% due 08/18/2020	520	518
Sumitomo Mitsui Banking Corp.
1.200% due 01/16/2018	700	697
Synchrony Financial
1.849% due 02/03/2020	450	435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Bank N.A.
0.919% due 01/26/2018	$640	$637
UBS AG
1.330% due 03/26/2018	460	459
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	710	713
Waha Aerospace BV
3.925% due 07/28/2020	414	432
WEA Finance LLC
3.250% due 10/05/2020	400	409
Wells Fargo & Co.
1.975% due 03/04/2021	690	702
3.550% due 09/29/2025	890	935

		24,484

INDUSTRIALS 9.9%
AbbVie, Inc.
2.500% due 05/14/2020	310	316
Actavis Funding SCS
3.000% due 03/12/2020	260	268
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	779
Altria Group, Inc.
4.750% due 05/05/2021	310	352
10.200% due 02/06/2039	27	50
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	123	135
Amgen, Inc.
3.450% due 10/01/2020	320	341
3.875% due 11/15/2021	140	152
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	325	334
CC Holdings GS LLC
3.849% due 04/15/2023	970	1,002
CNOOC Finance Ltd.
3.000% due 05/09/2023	1,170	1,135
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	187	193
Dominion Gas Holdings LLC
2.800% due 11/15/2020	350	358
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	110
Home Depot, Inc.
2.000% due 04/01/2021	500	506
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	272	305
Oracle Corp.
3.875% due 07/15/2020	388	424
QUALCOMM, Inc.
3.000% due 05/20/2022	210	219
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	310	323
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,714
UAL Pass-Through Trust
9.750% due 07/15/2018	66	70

		14,086

UTILITIES 4.0%
AT&T, Inc.
2.450% due 06/30/2020	280	283
3.000% due 06/30/2022	400	407
BP Capital Markets PLC
3.245% due 05/06/2022	210	216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
2.350% due 10/13/2020	$370	$374
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	370	387
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,429
Petroleos Mexicanos
5.500% due 01/21/2021	180	187
Progress Energy, Inc.
4.400% due 01/15/2021	92	99
Shell International Finance BV
1.071% due 05/11/2020	1,010	981
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	535
Verizon Communications, Inc.
2.382% due 09/14/2018	30	31
2.625% due 02/21/2020	610	628
4.500% due 09/15/2020	90	100
5.150% due 09/15/2023	120	139

		5,796

Total Corporate Bonds & Notes (Cost $43,748)		44,366

MUNICIPAL BONDS & NOTES 2.0%

CALIFORNIA 0.6%
California State Department of Water Resources Revenue Notes, Series 2012
1.871% due 12/01/2019	310	316
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	352
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	255

		923

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	286

GEORGIA 0.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.700% due 01/01/2022	340	354

NEW YORK 0.4%
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	539

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	808

Total Municipal Bonds & Notes (Cost $2,815)		2,910

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
1.875% due 09/18/2018	1,540	1,578
3.980% due 07/01/2021	710	780
5.500% due 04/01/2034 - 04/01/2039	451	510

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
1.000% due 03/08/2017	$4,910	$4,927

Total U.S. Government Agencies (Cost $7,711)		7,795

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019	748	765
0.125% due 07/15/2022	3,369	3,432
0.375% due 07/15/2023	1,160	1,197
0.375% due 07/15/2025	100	102
1.750% due 01/15/2028	170	197
2.000% due 01/15/2026	60	70
U.S. Treasury Notes
0.625% due 08/31/2017	1,690	1,688
0.625% due 09/30/2017	15,540	15,523

Total U.S. Treasury Obligations (Cost $22,740)		22,974

ASSET-BACKED SECURITIES 2.8%
Chase Issuance Trust
1.360% due 04/15/2020	260	261
Citibank Credit Card Issuance Trust
0.872% due 09/10/2020	310	311
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	520	520
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	460	460
Navient Student Loan Trust
0.753% due 07/25/2030	259	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Auto Lease Trust
1.180% due 12/15/2017	$430	$430
SLC Student Loan Trust
0.724% due 06/15/2024	196	194
0.734% due 09/15/2026	340	328
SLM Student Loan Trust
0.709% due 07/25/2019	168	167
0.719% due 10/27/2025	167	166
0.729% due 10/25/2024	107	107
0.729% due 07/27/2026	199	195
0.829% due 04/25/2023	214	211
South Carolina Student Loan Corp.
1.386% due 03/02/2020	154	153
Toyota Auto Receivables Owner Trust
0.920% due 02/15/2018	170	170

Total Asset-Backed Securities (Cost $3,944)		3,930

SOVEREIGN ISSUES 2.4%
Export-Import Bank of Korea
1.492% due 09/17/2016	210	210
4.375% due 09/15/2021	210	234
5.000% due 04/11/2022	520	600
5.125% due 06/29/2020	100	113
Korea Development Bank
1.500% due 01/22/2018	1,230	1,232
Mexico Government International Bond
5.125% due 01/15/2020	260	286
Qatar Government International Bond
5.250% due 01/20/2020	640	714

Total Sovereign Issues (Cost $3,341)		3,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 39.5%

CERTIFICATES OF DEPOSIT 1.4%
Intesa Sanpaolo SpA
1.997% due 04/11/2016	$580	$580
Sumitomo Mitsui Banking Corp.
0.938% due 04/29/2016	1,410	1,411

		1,991

REPURCHASE AGREEMENTS (d) 29.8%
		42,492

U.S. TREASURY BILLS 8.3%
0.261% due 04/07/2016 - 04/21/2016 (a)(b)	11,900	11,899

Total Short-Term Instruments (Cost $56,381)		56,382

Total Investments in Securities (Cost $140,680)		141,746

Total Investments 99.4% (Cost $140,680)		$141,746

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $73)		5

Other Assets and Liabilities, net 0.6%		839

Net Assets 100.0%		$142,590

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$6,100	U.S. Treasury Notes 1.500% due 03/31/2023	$(6,234)	$6,100	$6,100
BPG	0.460	03/31/2016	04/01/2016	17,100	U.S. Treasury Notes 1.750% due 05/15/2023	(17,493)	17,100	17,101
BSN	0.470	03/31/2016	04/01/2016	15,100	U.S. Treasury Notes 1.375% due 04/30/2020	(15,432)	15,100	15,100
GSC	0.470	03/31/2016	04/01/2016	3,600	Freddie Mac 3.500% due 09/01/2042	(3,719)	3,600	3,600
SSB	0.010	03/31/2016	04/01/2016	592	U.S. Treasury Notes 3.750% due 11/15/2018	(605)	592	592

Total Repurchase Agreements						$(43,483)	$42,492	$42,493

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(56) at a weighted average interest rate of (0.464)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$6,100	$0	$0	$6,100	$(6,234)	$(134)
BPG	17,101	0	0	17,101	(17,493)	(392)
BSN	15,100	0	0	15,100	(15,432)	(332)
GSC	3,600	0	0	3,600	(3,719)	(119)
SSB	592	0	0	592	(605)	(13)

Total Borrowings and Other Financing Transactions	$42,493	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	Short	06/2016	35	$8	$0	$(13)

Total Futures Contracts				$8	$0	$(13)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR *	1.250%	06/15/2018	$40,600	$283	$74	$16	$0
Receive	3-Month USD-LIBOR *	2.000	06/15/2023	2,100	(77)	(30)	0	(6)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	6,700	(346)	(147)	0	(25)

					$(140)	$(103)	$16	$(31)

Total Swap Agreements					$(140)	$(103)	$16	$(31)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $435 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$16	$16	$0	$(13)	$(31)	$(44)

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2020	0.648%	$ 1,200	$23	$(6)	$17	$0

DUB	Prudential Financial, Inc.	1.000	03/20/2019	0.688	1,900	34	(16)	18	0

GST	MetLife, Inc.	1.000	06/20/2020	1.045	1,400	16	(18)	0	(2)

						$73	$(40)	$35	$(2)

Total Swap Agreements						$73	$(40)	$35	$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BRC	$0	$0	$17	$17	$0	$0	$0	$0	$17	$0	$17
DUB	0	0	18	18	0	0	0	0	18	(50)	(32)
GST	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$35	$35	$0	$0	$(2)	$(2)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$16	$16

Over the counter
Swap Agreements	$0	$35	$0	$0	$0	$35

	$0	$35	$0	$0	$16	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	0	0	0	31	31

	$0	$0	$0	$0	$44	$44

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$2	$0	$0	$44	$46

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	109

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(639)	$(639)
Swap Agreements	0	0	0	0	(564)	(564)

	$0	$0	$0	$0	$(1,203)	$(1,203)

Over the counter
Swap Agreements	$0	$(41)	$0	$0	$0	$(41)

	$0	$(41)	$0	$0	$(1,203)	$(1,244)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$265	$265
Swap Agreements	0	0	0	0	(84)	(84)

	$0	$0	$0	$0	$181	$181

Over the counter
Swap Agreements	$0	$20	$0	$0	$0	$20

	$0	$20	$0	$0	$181	$201

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,484	$0	$24,484
Industrials	0	14,086	0	14,086
Utilities	0	5,796	0	5,796
Municipal Bonds & Notes
California	0	923	0	923
District of Columbia	0	286	0	286
Georgia	0	354	0	354
New York	0	539	0	539
Washington	0	808	0	808
U.S. Government Agencies	0	7,795	0	7,795
U.S. Treasury Obligations	0	22,974	0	22,974
Asset-Backed Securities	0	3,930	0	3,930
Sovereign Issues	0	3,389	0	3,389
Short-Term Instruments
Certificates of Deposit	0	1,991	0	1,991
Repurchase Agreements	0	42,492	0	42,492

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
U.S. Treasury Bills	$0	$11,899	$0	$11,899

Total Investments	$0	$141,746	$0	$141,746

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	35	0	35
	$0	$51	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(31)	0	(44)
Over the counter	0	(2)	0	(2)
	$(13)	$(33)	$0	$(46)

Totals	$(13)	$141,764	$0	$141,751

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.4%

CORPORATE BONDS & NOTES 36.4%

BANKING & FINANCE 21.8%
Abbey National Treasury Services PLC
1.142% due 03/13/2017	$5,400	$5,393
4.000% due 04/27/2016	200	201
ABN AMRO Bank NV
4.750% due 07/28/2025	1,100	1,112
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,619
American Express Bank FSB
6.000% due 09/13/2017	615	653
American Express Credit Corp.
1.108% due 08/15/2019	5,200	5,099
American International Group, Inc.
3.300% due 03/01/2021	600	614
4.125% due 02/15/2024	600	627
Bank of America Corp.
5.650% due 05/01/2018	2,700	2,900
5.750% due 12/01/2017	100	106
6.875% due 04/25/2018	500	549
7.625% due 06/01/2019	2,100	2,446
Berkshire Hathaway, Inc.
2.200% due 03/15/2021	850	868
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,237
BPCE S.A.
5.700% due 10/22/2023	1,000	1,063
Chubb INA Holdings, Inc.
2.875% due 11/03/2022	1,400	1,446
Citizens Bank N.A.
2.500% due 03/14/2019	1,150	1,162
Corp. Andina de Fomento
5.750% due 01/12/2017	36	37
8.125% due 06/04/2019	85	101
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,080
Credit Suisse AG
3.000% due 10/29/2021	4,000	4,085
European Investment Bank
2.000% due 03/15/2021	2,250	2,305
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,099
3.000% due 06/12/2017	1,700	1,723
5.875% due 08/02/2021	200	230
8.125% due 01/15/2020	800	951
Goldman Sachs Group, Inc.
2.236% due 11/29/2023	1,040	1,038
3.625% due 01/22/2023	1,800	1,860
5.250% due 07/27/2021	1,250	1,409
HSBC Holdings PLC
4.250% due 08/18/2025	2,900	2,870
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,304
JPMorgan Chase & Co.
1.574% due 01/23/2020	400	400
2.550% due 10/29/2020	3,800	3,855
4.250% due 10/15/2020	200	217
4.400% due 07/22/2020	700	763
KFW
1.500% due 02/06/2019	1,450	1,467
Lloyds Bank PLC
2.400% due 03/17/2020	1,950	1,958
MassMutual Global Funding
2.500% due 10/17/2022	800	799
Morgan Stanley
5.500% due 07/24/2020	3,000	3,378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Murray Street Investment Trust
4.647% due 03/09/2017	$1,100	$1,134
PNC Bank N.A.
2.450% due 11/05/2020	1,000	1,018
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,984
QNB Finance Ltd.
3.375% due 02/22/2017	2,700	2,741
Rabobank Group
3.950% due 11/09/2022	5,250	5,392
Simon Property Group LP
3.375% due 10/01/2024	5,800	6,077
Sumitomo Mitsui Banking Corp.
1.200% due 01/16/2018	850	846
Toronto-Dominion Bank
2.125% due 04/07/2021 (a)	2,100	2,097
UBS AG
1.258% due 08/14/2019	5,800	5,754
Waha Aerospace BV
3.925% due 07/28/2020	90	94
WEA Finance LLC
3.250% due 10/05/2020	500	512
Wells Fargo & Co.
3.550% due 09/29/2025	2,250	2,363

		93,036

INDUSTRIALS 10.9%
AbbVie, Inc.
2.900% due 11/06/2022	2,700	2,753
American Airlines Pass-Through Trust
5.250% due 07/31/2022	318	337
Amgen, Inc.
3.450% due 10/01/2020	500	533
3.875% due 11/15/2021	2,200	2,389
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	1,250	1,286
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,387
Cardinal Health, Inc.
1.950% due 06/15/2018	1,300	1,307
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,033
Celgene Corp.
1.900% due 08/15/2017	1,200	1,211
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,531
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	538	555
4.750% due 07/12/2022	588	621
9.000% due 01/08/2018	1,107	1,132
CVS Pass-Through Trust
7.507% due 01/10/2032	1,502	1,812
Energy Transfer Partners LP
6.700% due 07/01/2018	510	535
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,501
General Electric Co.
2.700% due 10/09/2022	1,591	1,656
Halliburton Co.
3.375% due 11/15/2022	1,350	1,375
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,478
6.850% due 02/15/2020	700	766
9.000% due 02/01/2019	400	454
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,261
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oracle Corp.
3.400% due 07/08/2024	$3,200	$3,409
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,098
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,307
4.850% due 09/15/2023	600	679
Sunoco, Inc.
5.750% due 01/15/2017	500	504
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	250	250
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,330	1,415
3.875% due 10/15/2020	427	463

		46,381

UTILITIES 3.7%
AT&T, Inc.
2.450% due 06/30/2020	300	303
3.000% due 06/30/2022	2,200	2,236
BP Capital Markets PLC
3.245% due 05/06/2022	3,000	3,085
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,200	1,215
Electricite de France S.A.
2.350% due 10/13/2020	1,400	1,416
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	112
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	79
3.250% due 06/15/2023	373	387
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,598
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	210	225
Verizon Communications, Inc.
3.000% due 11/01/2021	3,300	3,435
4.500% due 09/15/2020	500	553

		15,644

Total Corporate Bonds & Notes (Cost $152,918)		155,061

MUNICIPAL BONDS & NOTES 4.2%

ARIZONA 0.6%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,272
Arizona School Facilities Board Revenue Notes, Series 2013
1.755% due 07/01/2019	1,200	1,218

		2,490

CALIFORNIA 1.4%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,721
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	909
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	798
University of California Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 05/15/2037	500	508

		5,936

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	111

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	$900	$920

GEORGIA 0.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes Series 2015
2.800% due 07/01/2022	1,080	1,115

NEVADA 0.2%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	662

NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,055
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	551
New York State Urban Development Corp. Revenue Notes, Series 2013
1.350% due 03/15/2018	500	504
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,865

		3,975

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	116

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	205

TEXAS 0.5%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,300

Total Municipal Bonds & Notes (Cost $17,268)		17,719

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
2.500% due 02/01/2043 - 04/01/2045	10,514	10,485
3.000% due 04/01/2043	1,608	1,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2020 - 08/01/2045	$12,376	$13,049
3.820% due 09/01/2021	1,932	2,113
3.980% due 07/01/2021	2,500	2,746
5.000% due 04/01/2023 - 11/01/2044	12,835	14,213
5.500% due 04/01/2023 - 02/01/2042	9,939	11,171
Fannie Mae, TBA
3.000% due 05/01/2046	27,000	27,651
Freddie Mac
1.250% due 08/01/2019	1,100	1,110
3.500% due 06/01/2044	741	777
Ginnie Mae
3.500% due 09/20/2045	11,575	12,256
Ginnie Mae, TBA
4.000% due 04/01/2046 - 05/01/2046	20,000	21,361

Total U.S. Government Agencies (Cost $117,411)		118,586

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025	2,048	2,095
0.625% due 01/15/2026	5,284	5,530
1.750% due 01/15/2028	452	525
2.000% due 01/15/2026	239	280
2.375% due 01/15/2025	503	599
U.S. Treasury Notes
0.625% due 08/31/2017	25,800	25,775
1.125% due 02/28/2021	31,400	31,287
1.500% due 08/31/2018	16,000	16,276

Total U.S. Treasury Obligations (Cost $81,543)		82,367

ASSET-BACKED SECURITIES 5.0%
Ally Auto Receivables Trust
0.930% due 06/20/2017	837	837
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,204
1.840% due 04/15/2022	1,700	1,718
Citibank Credit Card Issuance Trust
0.872% due 09/10/2020	1,550	1,555
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	2,200	2,198
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	1,190	1,189
Honda Auto Receivables Owner Trust
0.920% due 11/20/2017	1,800	1,800
Navient Student Loan Trust
0.753% due 07/25/2030	1,259	1,248
Nissan Auto Lease Trust
1.180% due 12/15/2017	1,600	1,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
0.724% due 06/15/2024	$921	$911
0.734% due 09/15/2026	1,500	1,449
SLM Student Loan Trust
0.709% due 07/25/2019	814	808
0.719% due 10/27/2025	814	808
0.729% due 10/25/2024	515	514
0.729% due 07/27/2026	971	955
0.829% due 04/25/2023	1,029	1,016
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	810	810
0.920% due 02/15/2018	650	650

Total Asset-Backed Securities (Cost $21,319)		21,271

SOVEREIGN ISSUES 2.9%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,182
4.375% due 09/15/2021	900	1,005
5.000% due 04/11/2022	3,400	3,926
5.125% due 06/29/2020	900	1,014
Korea Government International Bond
7.125% due 04/16/2019	1,400	1,630
Mexico Government International Bond
6.050% due 01/11/2040	200	235
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,243

Total Sovereign Issues (Cost $11,532)		12,235

SHORT-TERM INSTRUMENTS 15.8%

REPURCHASE AGREEMENTS (e) 10.7%
		45,488

U.S. TREASURY BILLS 5.1%
0.220% due 04/07/2016 - 04/28/2016 (b)(c)	21,600	21,598

Total Short-Term Instruments (Cost $67,086)		67,086

Total Investments in Securities (Cost $469,077)		474,325

Total Investments 111.4% (Cost $469,077)		$474,325

Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $28)		(35)

Other Assets and Liabilities, net (11.4%)		(48,442)

Net Assets 100.0%		$425,848

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.460%	03/31/2016	04/01/2016	$45,100	U.S. Treasury Notes 1.750% - 1.875% due 09/30/2022 - 10/31/2022	$(46,530)	$45,100	$45,101
SSB	0.010	03/31/2016	04/01/2016	388	U.S. Treasury Notes 1.625% due 04/30/2019	(401)	388	388

Total Repurchase Agreements						$(46,931)	$45,488	$45,489

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,599) at a weighted average interest rate of (0.222)%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
MBC	$45,101	$0	$0	$45,101	$(46,530)	$(1,429)
SSB	388	0	0	388	(401)	(13)

Total Borrowings and Other Financing Transactions	$45,489	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	2.250%	06/15/2026	$12,300	$(636)	$141	$0	$(46)

Total Swap Agreements					$(636)	$141	$0	$(46)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

Cash of $415 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(46)	$(46)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2020	0.648%	$600	$12	$(4)	$8	$0

GST	MetLife, Inc.	1.000	06/20/2020	1.045	100	1	(1)	0	0
	Mexico Government International Bond	1.000	06/20/2019	1.031	100	1	(1)	0	0
	Prudential Financial, Inc.	1.000	06/20/2020	0.981	1,300	13	(11)	2	0

JPM	China Government International Bond	1.000	12/20/2019	0.865	200	1	0	1	0

						$28	$(17)	$11	$0

Total Swap Agreements						$28	$(17)	$11	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BRC	$0	$0	$8	$8	$0	$0	$0	$0	$8	$0	$8
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	0	0	1	1	0	0	0	0	1	0	1

Total Over the Counter	$0	$0	$11	$11	$0	$0	$0	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$11	$0	$0	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$46	$46

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(3)	$0	$0	$(395)	$(398)

Over the counter
Swap Agreements	$0	$(115)	$0	$0	$0	$(115)

	$0	$(118)	$0	$0	$(395)	$(513)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(5)	$0	$0	$141	$136

Over the counter
Swap Agreements	$0	$98	$0	$0	$0	$98

	$0	$93	$0	$0	$141	$234

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,097	$90,939	$0	$93,036
Industrials	0	46,381	0	46,381
Utilities	0	15,644	0	15,644
Municipal Bonds & Notes
Arizona	0	2,490	0	2,490
California	0	5,936	0	5,936
Florida	0	920	0	920
Georgia	0	1,115	0	1,115
Nevada	0	662	0	662
New York	0	3,975	0	3,975
Ohio	0	116	0	116
Pennsylvania	0	205	0	205
Texas	0	2,300	0	2,300
U.S. Government Agencies	0	118,586	0	118,586
U.S. Treasury Obligations	0	82,367	0	82,367

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Asset-Backed Securities	$0	$21,271	$0	$21,271
Sovereign Issues	0	12,235	0	12,235
Short-Term Instruments
Repurchase Agreements	0	45,488	0	45,488
U.S. Treasury Bills	0	21,598	0	21,598

Total Investments	$2,097	$472,228	$0	$474,325

Financial Derivative Instruments - Assets
Over the counter	$0	$11	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(46)	$0	$(46)

Totals	$2,097	$472,193	$0	$474,290

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	115

Schedule of Investments PIMCO Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 253.3%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,455	$1,633

Total Corporate Bonds & Notes (Cost $1,455)		1,633

MUNICIPAL BONDS & NOTES 0.2%

TEXAS 0.2%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,566

Total Municipal Bonds & Notes (Cost $3,952)		2,566

U.S. GOVERNMENT AGENCIES 220.5%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	4	3
0.479% due 12/25/2036	671	670
0.493% due 07/25/2037	2,019	1,899
0.633% due 10/27/2037	26,617	26,501
0.653% due 07/25/2032	282	267
0.655% due 09/26/2033	24	24
0.692% due 04/25/2035	13	13
0.693% due 06/25/2032	2	2
0.733% due 12/25/2028	13	13
0.793% due 02/25/2033	27	26
0.833% due 06/25/2029 - 04/25/2032	162	163
0.840% due 04/18/2028 - 12/18/2032	60	61
0.890% due 10/18/2030	36	37
0.933% due 06/25/2030	138	140
0.940% due 09/18/2027	75	76
1.083% due 06/25/2022 - 09/25/2023	35	35
1.333% due 04/25/2032 - 04/25/2037	7,546	7,714
1.522% due 08/01/2042 - 10/01/2044	2,928	2,987
1.533% due 05/25/2023	17	17
1.548% due 01/25/2017 (a)	8,042	30
1.669% due 03/01/2035	193	205
1.722% due 10/01/2030 - 12/01/2040	413	424
1.730% due 10/01/2016	2	2
1.733% due 11/25/2021	10	10
1.750% due 08/01/2017	7	7
1.875% due 07/01/2017 - 05/01/2019	33	34
1.894% due 10/01/2023	11	11
1.895% due 07/01/2030	21	21
1.900% due 07/01/2017 - 11/01/2017	1	0
1.905% due 10/01/2016 - 11/01/2035	1,270	1,350
1.949% due 02/01/2021	14	15
1.977% due 05/01/2035	125	132
1.998% due 11/01/2017	2	2
2.000% due 04/01/2033	94	96
2.011% due 03/01/2018	1	1
2.029% due 06/01/2023	17	17
2.088% due 07/01/2027	7	8
2.117% due 04/01/2019	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 08/01/2023	$1	$1
2.140% due 03/01/2035	86	89
2.180% due 04/01/2022	26	26
2.217% due 11/01/2035	11	12
2.236% due 11/01/2035	441	452
2.245% due 09/01/2035	475	494
2.254% due 02/01/2032	58	60
2.262% due 09/01/2035	500	530
2.319% due 01/25/2022 (a)	24,677	2,269
2.337% due 03/01/2025	7	8
2.340% due 07/01/2035	255	270
2.348% due 02/01/2026	5	5
2.355% due 10/01/2028	12	12
2.366% due 08/01/2035	130	138
2.375% due 06/01/2026	7	7
2.379% due 08/01/2029	35	37
2.387% due 07/01/2035	97	102
2.390% due 05/01/2029	13	13
2.395% due 09/01/2028	1	1
2.402% due 07/01/2032	21	21
2.410% due 11/01/2025 - 05/01/2035	232	245
2.415% due 07/01/2034	169	179
2.424% due 11/01/2025	70	74
2.427% due 06/01/2035	39	41
2.433% due 01/01/2035	186	195
2.441% due 04/01/2030	9	9
2.446% due 10/01/2035	135	143
2.450% due 11/01/2023 - 01/01/2030	83	84
2.455% due 04/01/2030 - 05/25/2035	328	345
2.464% due 05/01/2026	14	14
2.470% due 02/01/2035	408	428
2.480% due 04/01/2030	6	6
2.493% due 12/01/2035	103	105
2.504% due 09/01/2035	22	23
2.508% due 09/01/2031	17	18
2.513% due 06/01/2035	2,028	2,144
2.520% due 06/01/2029 - 04/01/2032	23	24
2.521% due 06/01/2032	171	181
2.525% due 03/01/2030	98	100
2.527% due 09/01/2030	17	17
2.528% due 02/01/2027	38	40
2.535% due 10/01/2035	52	55
2.537% due 09/01/2017	29	29
2.543% due 12/01/2031	4	4
2.555% due 02/01/2034	135	141
2.557% due 02/01/2026	20	21
2.565% due 01/01/2026	104	108
2.573% due 03/01/2024	8	8
2.580% due 11/01/2031	30	31
2.583% due 06/01/2030	82	85
2.588% due 05/01/2030	27	28
2.612% due 12/01/2035	35	36
2.645% due 09/01/2030	19	19
2.655% due 11/01/2035	25	26
2.680% due 04/01/2020	38	38
2.682% due 05/01/2036	110	118
2.685% due 09/01/2034	240	253
2.692% due 03/01/2035	215	228
2.695% due 02/01/2025	29	29
2.696% due 07/01/2024	1	1
2.737% due 04/01/2035	61	65
2.750% due 06/01/2017 - 12/01/2023	23	23
2.774% due 12/01/2027	14	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.779% due 02/01/2035	$117	$123
2.787% due 02/01/2036	74	78
2.816% due 02/01/2017	12	12
2.846% due 12/01/2017	11	11
2.860% due 12/01/2029	3	3
2.972% due 05/01/2027	28	29
3.000% due 11/01/2028 (f)	21,977	23,041
3.000% due 12/25/2042 - 12/01/2043	5,563	5,713
3.005% due 05/01/2036	714	746
3.030% due 01/01/2030	131	134
3.036% due 08/01/2029	9	9
3.095% due 09/01/2027	1	1
3.100% due 01/01/2026	200	213
3.215% due 05/01/2036	10	11
3.220% due 02/01/2024	75	76
3.306% due 10/25/2042	2,735	2,479
3.440% due 02/01/2032	5,000	5,212
3.500% due 06/01/2020 - 02/01/2045	44,597	47,033
3.527% due 08/01/2026	4	4
3.568% due 05/01/2036	8	9
3.637% due 02/01/2030	171	182
3.749% due 06/01/2029	3	3
3.800% due 08/01/2025	3,178	3,546
3.831% due 05/01/2036	16	16
3.905% due 02/01/2031	32	33
4.000% due 04/01/2019 - 01/01/2045	259,649	281,222
4.065% due 11/01/2028	77	81
4.188% due 11/01/2028	208	220
4.267% due 08/01/2028	62	66
4.409% due 02/01/2028	65	68
4.500% due 11/01/2018 - 06/01/2044	41,085	45,311
4.517% due 01/01/2028	3	3
4.631% due 09/01/2034	31	32
4.743% due 02/01/2031	163	169
4.875% due 05/01/2019	5	5
4.935% due 01/01/2029	9	9
4.946% due 07/01/2024	1	1
5.000% due 04/01/2016 - 11/01/2043	25,149	27,492
5.248% due 12/01/2030	186	197
5.492% due 02/01/2031	71	75
5.500% due 11/01/2020 - 02/01/2042	43,634	49,364
5.504% due 09/01/2020	6	6
5.700% due 08/01/2018	300	308
5.717% due 07/25/2042 - 08/25/2042 (a)	32,790	6,015
6.000% due 03/25/2017 - 11/01/2040	53,169	60,662
6.290% due 02/25/2029	225	240
6.300% due 06/25/2031 - 10/17/2038	1,272	1,331
6.500% due 12/01/2017 - 05/01/2040	21,770	25,185
6.589% due 10/25/2031	9	10
6.850% due 12/18/2027	397	460
6.875% due 02/01/2018	8	8
7.000% due 03/25/2020 - 09/01/2032	716	798
7.500% due 03/25/2023 - 07/25/2041	1,074	1,238
7.730% due 01/01/2025	676	676
7.800% due 10/25/2022 - 06/25/2026	36	40

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 07/01/2030 - 05/01/2032	$31	$39
8.310% due 10/25/2045	8,586	8,830
8.374% due 06/25/2032	22	22
8.500% due 11/01/2017	5	5
8.750% due 11/25/2019 - 06/25/2021	39	43
9.000% due 03/25/2021 - 11/01/2025	30	33
9.000% due 05/25/2022 - 06/25/2022 (a)	10	2
9.500% due 11/25/2020 - 04/01/2025	96	106
10.845% due 11/25/2043	771	779
13.685% due 06/25/2042	429	727
Fannie Mae, TBA
2.000% due 04/01/2031	39,000	39,201
2.500% due 04/01/2031 - 05/01/2031	158,000	162,205
3.000% due 04/01/2031 - 05/01/2046	315,100	326,203
3.500% due 05/01/2031 - 05/01/2046	643,900	674,885
4.000% due 04/01/2046 - 06/01/2046	121,345	129,575
4.500% due 05/01/2046 - 06/01/2046	81,000	88,016
5.000% due 04/01/2046	52,000	57,545
5.500% due 05/01/2046	12,000	13,443
Farmer Mac
8.300% due 04/25/2030	196	194
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	1,559	1,555
Federal Housing Administration
6.875% due 12/01/2016	8	8
6.896% due 07/01/2020	64	61
7.430% due 02/01/2020 - 05/01/2024	1,411	1,406
Freddie Mac
0.636% due 03/15/2031	103	103
0.673% due 07/25/2031	40	39
0.683% due 05/25/2031	169	167
0.686% due 07/15/2034	15	16
0.713% due 09/25/2031	169	167
0.786% due 12/15/2029	113	114
0.886% due 03/15/2024 - 12/15/2031	347	350
0.936% due 05/15/2023 - 03/15/2032	44	43
0.986% due 03/15/2032	2	2
1.009% due 01/25/2020 (a)	59,630	1,882
1.036% due 08/15/2035	1,340	1,359
1.039% due 11/25/2022 (a)	31,479	1,714
1.215% due 04/25/2021 (a)	98,492	5,167
1.250% due 10/02/2019 (f)(h)(j)	37,780	37,971
1.366% due 11/25/2019 (a)	56,083	2,166
1.368% due 11/25/2019 (a)	82,571	3,540
1.386% due 04/15/2031	1,187	1,220
1.436% due 06/15/2031	82	84
1.636% due 07/15/2027	547	566
1.655% due 11/25/2016	5,931	5,937
1.750% due 03/01/2017 - 10/01/2024	1	2
1.879% due 07/01/2030	106	108
1.905% due 05/01/2017 - 09/01/2018	21	22
2.009% due 10/01/2023	258	270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.144% due 08/01/2018	$10	$10
2.210% due 04/01/2025	19	19
2.250% due 02/01/2017 - 12/01/2018	1	1
2.266% due 12/01/2035	1,135	1,193
2.270% due 07/01/2019	8	8
2.357% due 10/01/2018	1	1
2.374% due 10/01/2027	13	13
2.375% due 08/01/2029	14	15
2.396% due 10/01/2035	280	294
2.424% due 11/01/2027	79	80
2.450% due 09/01/2027	28	28
2.468% due 04/01/2029	17	17
2.469% due 09/01/2028	14	14
2.472% due 01/01/2028	23	23
2.473% due 10/01/2036	248	262
2.481% due 08/01/2031	11	11
2.493% due 03/01/2033	114	120
2.495% due 06/01/2022	2	2
2.500% due 04/01/2019 - 08/01/2035	198	206
2.500% due 12/15/2027 (a)	10,067	876
2.515% due 06/01/2022	16	16
2.519% due 08/01/2027	7	7
2.521% due 02/01/2029	83	88
2.527% due 03/01/2033	55	58
2.532% due 06/01/2028	39	41
2.539% due 09/01/2026	90	93
2.548% due 04/01/2031	2	2
2.557% due 06/01/2024	10	10
2.560% due 11/01/2027	3	3
2.563% due 11/01/2031	1	1
2.575% due 05/01/2019	3	3
2.576% due 10/01/2023	30	31
2.578% due 07/01/2035	437	460
2.580% due 02/01/2031	1	1
2.587% due 11/01/2029	696	727
2.593% due 10/01/2024	57	60
2.598% due 12/01/2032	61	64
2.607% due 07/01/2027 - 11/01/2027	66	68
2.623% due 07/01/2024	27	27
2.651% due 03/01/2032	27	29
2.670% due 04/01/2036	332	348
2.678% due 08/01/2030	3	3
2.684% due 07/01/2028	176	184
2.688% due 05/01/2032	263	274
2.697% due 11/01/2034	222	234
2.702% due 07/01/2030	11	12
2.706% due 05/01/2032	170	176
2.710% due 12/01/2026	7	7
2.725% due 05/01/2032	5	5
2.735% due 10/01/2027	17	19
2.750% due 06/15/2026	10,985	11,167
2.766% due 12/01/2029	94	97
2.779% due 02/01/2027	139	145
2.856% due 09/01/2024	12	13
2.865% due 02/01/2027	23	23
2.889% due 02/01/2029	42	43
2.939% due 03/01/2027	4	4
2.941% due 05/01/2032	19	20
2.976% due 08/15/2032	248	258
3.000% due 08/15/2032 - 07/01/2043	11,490	11,787
3.138% due 03/01/2029	34	36
3.500% due 12/15/2022 - 07/01/2043	9,397	9,976
3.500% due 08/15/2026 (a)	2,235	452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/01/2029 - 09/01/2045	$21,311	$22,942
4.500% due 06/01/2018 - 09/01/2043	32,331	35,359
5.000% due 04/01/2018 - 08/01/2041	42,267	46,742
5.500% due 11/01/2018 - 06/01/2041	75,184	84,359
6.000% due 03/01/2017 - 05/01/2040	12,617	14,309
6.250% due 12/15/2028	327	368
6.500% due 08/01/2016 - 10/25/2043	4,955	5,743
7.000% due 11/15/2020 - 12/01/2032	315	356
7.000% due 10/25/2023 (a)	28	5
7.400% due 02/01/2021	59	56
7.500% due 03/01/2022 - 01/15/2030	158	187
7.500% due 08/15/2029 (a)	6	1
7.645% due 05/01/2025	602	644
8.000% due 06/01/2030 - 09/01/2030	3	4
8.500% due 11/15/2018 - 08/01/2027	87	99
8.928% due 10/15/2040	47	51
9.000% due 12/15/2020 - 02/15/2021	18	19
9.050% due 06/15/2019	3	4
9.500% due 12/15/2020 - 06/01/2021	63	71
9.500% due 11/01/2021 (a)	5	1
10.964% due 04/15/2044	1,160	1,206
11.097% due 05/15/2035	5,294	6,222
12.236% due 05/15/2041	6,539	7,648
14.295% due 01/15/2035	6,946	8,866
Freddie Mac, TBA
3.000% due 04/01/2046 - 05/01/2046	113,000	115,730
3.500% due 05/01/2046	162,000	169,350
4.000% due 04/01/2046 - 06/01/2046	110,900	118,233
4.500% due 05/01/2046	19,000	20,622
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	351	308
0.641% due 05/16/2030 - 02/16/2032	123	123
0.741% due 05/16/2029 - 01/16/2031	212	212
0.741% due 03/16/2051 (a)	2,468	77
0.782% due 06/20/2032	143	144
0.881% due 06/16/2043 (a)	56,090	1,645
1.041% due 02/16/2030	29	30
1.075% due 05/20/2063	4,298	4,277
1.091% due 02/16/2030	26	26
1.145% due 09/20/2063	19,646	19,614
1.382% due 03/20/2031	1,199	1,222
1.425% due 08/20/2063	31,935	32,242
1.432% due 02/20/2031	702	706
1.690% due 01/20/2059	791	801
1.725% due 09/20/2063	15,091	15,423
1.750% due 04/20/2017 - 10/20/2058	10,277	10,604
1.875% due 08/20/2017 - 07/20/2035	13,087	13,619
2.000% due 06/20/2017 - 12/20/2032	3,938	4,078

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	117

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 01/20/2034	$3,931	$4,094
2.500% due 09/20/2017 - 09/20/2030	9,161	9,465
3.000% due 06/20/2018 - 03/15/2045	875	909
3.500% due 12/20/2018 - 04/15/2045	18,622	19,681
3.500% due 07/20/2045 (a)	56,793	6,885
4.000% due 11/20/2018 - 05/15/2043	1,719	1,863
4.500% due 06/15/2035 - 02/20/2046	55,200	59,960
4.500% due 04/20/2045 (f)	21,344	22,926
5.000% due 03/15/2033 - 08/20/2043	95,592	105,929
5.500% due 05/15/2031 - 08/15/2041	27,238	30,647
6.000% due 09/15/2036 - 12/15/2040	4,128	4,695
6.250% due 03/16/2029	887	1,020
6.500% due 10/15/2023 - 07/15/2039	6,851	7,992
6.860% due 03/16/2041	289	320
7.000% due 09/15/2025 - 02/16/2029	211	224
7.500% due 04/15/2017 - 11/15/2031	88	97
7.750% due 10/15/2025	14	14
8.000% due 04/15/2017 - 09/15/2031	135	163
8.310% due 09/20/2045	14,836	15,511
8.500% due 06/15/2027 - 01/20/2031	495	553
9.000% due 04/15/2020 - 09/15/2030	41	43
9.500% due 12/15/2021	13	15
Ginnie Mae, TBA
2.500% due 04/01/2046	1,000	999
3.000% due 04/01/2046 - 05/01/2046	169,500	175,280
3.500% due 04/01/2046 - 05/01/2046	230,000	243,007
4.000% due 04/01/2046 - 05/01/2046	121,000	129,249
4.500% due 04/01/2046	50,500	54,218
Small Business Administration
5.370% due 04/01/2028	4,877	5,486
5.490% due 05/01/2028	6,103	6,873
5.870% due 05/01/2026 - 07/01/2028	4,200	4,763
6.220% due 12/01/2028	733	845
7.190% due 12/01/2019	30	31
7.220% due 11/01/2020	97	104
Vendee Mortgage Trust
6.425% due 01/15/2030	293	338
6.500% due 03/15/2029	831	969

Total U.S. Government Agencies (Cost $3,876,128)		3,931,024

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Notes
1.375% due 03/31/2020 (f)(h)	12,000	12,136
1.375% due 04/30/2020 (f)	12,000	12,129
1.375% due 10/31/2020 (f)	30,000	30,255
1.500% due 02/28/2023 (f)	2,100	2,095
1.625% due 11/30/2020 (f)	50,000	51,022
1.750% due 01/31/2023 (f)	84,400	85,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 02/15/2025 (j)	$300	$307

Total U.S. Treasury Obligations (Cost $190,400)		193,541

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%
Adjustable Rate Mortgage Trust
2.649% due 01/25/2035	495	500
2.787% due 09/25/2035	1,380	1,138
American Home Mortgage Investment Trust
2.881% due 02/25/2045	731	733
BAMLL Commercial Mortgage Securities Trust
1.656% due 01/15/2028	2,300	2,283
Banc of America Funding Ltd.
0.701% due 10/03/2039	1,206	1,182
Banc of America Funding Trust
0.722% due 05/20/2035 ^	1,018	703
5.000% due 09/25/2019	127	128
5.753% due 10/25/2036 ^	1,808	1,481
5.837% due 01/25/2037 ^	1,602	1,321
Banc of America Mortgage Trust
2.682% due 07/25/2034	6	6
2.748% due 07/25/2033	88	88
2.899% due 02/25/2036 ^	524	469
2.943% due 06/20/2031	132	135
3.728% due 07/20/2032	7	7
5.000% due 12/25/2018	15	15
5.500% due 11/25/2033	312	320
6.500% due 10/25/2031	20	21
BCAP LLC Trust
0.934% due 01/26/2036	3,260	3,044
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	168	169
2.460% due 08/25/2035	287	287
2.606% due 08/25/2033	478	473
2.625% due 08/25/2033	622	625
2.749% due 11/25/2030	3	3
2.777% due 01/25/2034	4	4
2.924% due 03/25/2035	134	135
2.926% due 02/25/2033	7	7
3.065% due 04/25/2034	6	6
3.090% due 03/25/2035	535	534
Bear Stearns ALT-A Trust
2.811% due 11/25/2036 ^	954	652
2.946% due 11/25/2036	1,045	789
3.006% due 05/25/2035	607	584
4.397% due 11/25/2036 ^	437	308
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	735	766
Bear Stearns Mortgage Securities, Inc.
2.827% due 06/25/2030	4	4
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	2,103	1,493
Bella Vista Mortgage Trust
0.678% due 05/20/2045	507	383
Chase Mortgage Finance Trust
2.730% due 09/25/2036 ^	90	78
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.613% due 05/25/2036	286	254
0.683% due 08/25/2035	531	473
1.023% due 01/25/2035	478	404
Citigroup Mortgage Loan Trust, Inc.
2.430% due 09/25/2035	678	675
2.660% due 05/25/2035	15	15
2.744% due 08/25/2035 ^	819	608
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,415	1,221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Trust
1.565% due 07/10/2046 (a)	$27,144	$687
1.971% due 07/10/2046 (a)	16,671	1,156
Countrywide Alternative Loan Resecuritization Trust
2.839% due 03/25/2047	290	272
Countrywide Alternative Loan Trust
0.603% due 01/25/2037 ^	381	370
0.632% due 07/20/2046 ^	867	599
0.633% due 05/25/2036	75	60
0.643% due 05/25/2035	1,487	1,225
0.653% due 05/25/2035	266	226
0.683% due 05/25/2035	402	261
0.683% due 09/25/2046 ^	3,497	1,577
0.683% due 10/25/2046 ^	673	487
0.693% due 07/25/2046 ^	2,115	1,111
0.703% due 05/25/2036 ^	138	140
0.712% due 09/20/2046	6,511	2,693
0.713% due 12/25/2035	361	313
0.773% due 10/25/2046 ^	1,151	131
0.783% due 06/25/2047 ^	48	18
0.806% due 11/25/2035 ^	16	19
6.250% due 11/25/2036 ^	1,697	1,582
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	1,469	1,239
0.723% due 04/25/2035	1,004	868
0.733% due 04/25/2046 ^	539	367
0.773% due 03/25/2036	809	413
0.783% due 02/25/2036 ^	382	339
0.973% due 02/25/2035	263	248
1.073% due 03/25/2035	135	102
1.093% due 02/25/2035	890	777
1.113% due 02/25/2035	23	20
1.233% due 03/25/2035 ^	25	13
2.297% due 06/19/2031	7	6
2.500% due 07/19/2031	7	6
2.550% due 09/25/2034 ^	333	309
2.722% due 02/20/2036 ^	595	520
2.741% due 11/19/2033	13	12
2.746% due 09/25/2047 ^	1,325	1,193
2.763% due 08/25/2034 ^	623	545
2.866% due 11/19/2033	26	25
Credit Suisse First Boston Mortgage Securities Corp.
2.331% due 06/25/2033	27	26
4.902% due 06/25/2032	4	4
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	5,313	5,698
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,830	1,517
Deutsche ALT-B Securities, Inc.
0.533% due 10/25/2036 ^	25	16
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	722	740
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	10
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,338	1,338
8.970% due 09/18/2027	4,000	2,949
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	306	317
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	23	24
First Republic Mortgage Loan Trust
0.786% due 11/15/2031	2,704	2,583
1.309% due 11/15/2031	644	549
GreenPoint Mortgage Funding Trust
0.633% due 12/25/2046 ^	2,385	1,507
0.703% due 04/25/2036 ^	369	246

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenpoint Mortgage Pass-Through Certificates
3.092% due 10/25/2033	$81	$80
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,189
GSR Mortgage Loan Trust
0.693% due 08/25/2046	3,793	1,637
2.277% due 06/25/2034	38	37
2.852% due 04/25/2036	474	421
HarborView Mortgage Loan Trust
0.562% due 03/19/2037	609	513
0.622% due 07/21/2036	1,513	1,220
0.652% due 05/19/2046 ^	1,067	420
0.682% due 09/19/2046 ^	75	3
2.305% due 11/19/2034	84	66
2.931% due 07/19/2035 ^	26	22
3.007% due 08/19/2034	2,121	2,018
4.296% due 08/19/2036 ^	575	511
HomeBanc Mortgage Trust
0.613% due 12/25/2036	450	396
1.293% due 08/25/2029	671	624
Impac Secured Assets Trust
0.583% due 11/25/2036	1,985	1,506
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	9	9
IndyMac Mortgage Loan Trust
0.643% due 05/25/2046	1,578	1,262
0.673% due 04/25/2035	136	120
0.673% due 07/25/2035	1,480	1,284
0.733% due 11/25/2035 ^	219	129
0.733% due 06/25/2037 ^	551	286
0.753% due 02/25/2035	322	296
2.628% due 01/25/2036 ^	2	2
2.709% due 08/25/2035 ^	1,369	1,110
2.711% due 12/25/2034	13	12
2.802% due 01/25/2036 ^	1,866	1,542
JPMorgan Mortgage Trust
2.823% due 10/25/2035	2,518	2,479
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	3	0
Lehman XS Trust
0.753% due 11/25/2046 ^	1,672	738
Luminent Mortgage Trust
0.607% due 12/25/2036 ^	2,360	1,925
MASTR Adjustable Rate Mortgages Trust
0.673% due 05/25/2037	752	468
0.733% due 05/25/2047 ^	2,975	1,855
0.773% due 05/25/2047 ^	2,523	1,146
MASTR Asset Securitization Trust
5.000% due 12/25/2019	416	425
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	147	151
MASTR Seasoned Securitization Trust
2.565% due 10/25/2032	338	334
6.239% due 09/25/2017	65	66
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031	618	575
1.316% due 11/15/2031	75	66
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	698	666
0.916% due 06/15/2030	596	566
Merrill Lynch Alternative Note Asset Trust
0.733% due 03/25/2037	1,386	632
Merrill Lynch Mortgage Investors Trust
1.593% due 10/25/2028	82	81
2.061% due 01/25/2029	3,446	3,302
2.361% due 04/25/2035	28	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.943% due 02/25/2047	$1,760	$1,212
2.608% due 07/25/2035 ^	1,534	1,254
Mortgage Equity Conversion Asset Trust
1.120% due 10/25/2041	23,497	19,268
1.120% due 02/25/2042	5,442	4,618
1.130% due 01/25/2042	37,049	31,491
1.140% due 05/25/2042	14,742	12,899
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030	333	327
PNC Commercial Mortgage Acceptance Corp.
1.098% due 07/15/2031 (a)	497	8
Prime Mortgage Trust
0.833% due 02/25/2034	56	53
4.750% due 11/25/2019	16	16
Residential Accredit Loans, Inc. Trust
0.703% due 05/25/2046 ^	1,841	1,125
0.933% due 06/25/2035	507	413
3.272% due 08/25/2035 ^	610	314
Residential Asset Securitization Trust
0.833% due 05/25/2033	5	5
Residential Funding Mortgage Securities, Inc. Trust
3.190% due 09/25/2035 ^	1,713	1,314
RiverView HECM Trust
0.493% due 07/25/2047	10,494	9,885
Sequoia Mortgage Trust
0.812% due 10/20/2027	609	573
1.072% due 04/19/2027	75	70
1.132% due 10/19/2026	37	36
1.145% due 11/22/2024	8	8
2.443% due 01/20/2047 ^	1,201	975
Structured Adjustable Rate Mortgage Loan Trust
1.168% due 06/25/2034	744	692
2.381% due 10/25/2037 ^	2,001	1,324
2.603% due 07/25/2034	62	61
2.606% due 01/25/2035	1,590	1,509
2.707% due 08/25/2035	23	21
2.741% due 07/25/2035 ^	91	78
2.751% due 11/25/2035 ^	1,648	1,300
Structured Asset Mortgage Investments Trust
0.563% due 03/25/2037	261	195
0.623% due 06/25/2036	423	348
0.643% due 05/25/2036	1,464	1,131
0.663% due 05/25/2045	1,879	1,637
0.682% due 07/19/2035	3,501	3,299
0.733% due 08/25/2036 ^	3,778	1,642
1.092% due 09/19/2032	1,951	1,897
1.092% due 10/19/2034	217	208
1.132% due 03/19/2034	1,020	992
Structured Asset Mortgage Investments, Inc.
1.655% due 05/02/2030	62	37
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.744% due 05/25/2022	171	172
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.374% due 01/25/2032	102	98
2.473% due 06/25/2033	31	30
2.515% due 07/25/2032	1	1
2.538% due 08/25/2032	354	348
2.688% due 02/25/2032	2	2
2.723% due 04/25/2033	52	51
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,736	1,086
5.970% due 09/25/2036	9,085	1,275
6.015% due 07/25/2037	3,187	2,258
Thornburg Mortgage Securities Trust
2.250% due 06/25/2043	1,596	1,578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.653% due 07/25/2046 ^	$4	$0
0.693% due 11/25/2045	1,483	1,361
0.723% due 10/25/2045	167	155
0.763% due 01/25/2045	1,806	1,664
0.933% due 07/25/2044	261	234
1.073% due 01/25/2045	426	399
1.073% due 07/25/2045	86	81
1.133% due 12/25/2045	911	386
1.191% due 11/25/2046	526	404
1.351% due 02/25/2046	1,725	1,570
1.551% due 11/25/2042	79	73
1.717% due 08/25/2042	835	794
1.751% due 06/25/2042	546	524
1.905% due 01/25/2047	1,713	1,470
2.025% due 04/25/2037 ^	1,666	1,412
2.190% due 12/25/2036 ^	1,562	1,340
2.475% due 08/25/2033	692	705
2.521% due 09/25/2033	283	284
2.523% due 12/25/2035	531	512
2.776% due 03/25/2034	15	15
Washington Mutual Mortgage Pass-Through Certificates Trust
0.683% due 07/25/2046 ^	530	235
2.473% due 11/25/2030	220	219
6.268% due 07/25/2036	3,231	1,520
Wells Fargo Commercial Mortgage Trust
2.051% due 10/15/2045 (a)	49,324	4,157
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	1,005	871
2.739% due 10/25/2033	144	144
2.740% due 07/25/2034	59	61
2.787% due 12/25/2033	349	349
2.794% due 06/25/2035	644	668

Total Non-Agency Mortgage-Backed Securities (Cost $244,584)		229,935

ASSET-BACKED SECURITIES 8.7%
ABFS Mortgage Loan Trust
6.233% due 07/15/2033	1,365	973
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036	319	168
1.136% due 08/25/2030	31	29
1.483% due 07/25/2034	1,746	1,589
AFC Home Equity Loan Trust
1.243% due 06/25/2029	280	242
1.383% due 12/26/2029	2	2
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	736	683
1.133% due 10/25/2031	281	255
Amresco Residential Securities Corp. Mortgage Loan Trust
0.928% due 06/25/2028	52	49
0.988% due 06/25/2027	35	35
1.063% due 09/25/2028	659	619
1.373% due 06/25/2029	204	188
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.923% due 10/25/2035	7,500	6,058
Asset-Backed Funding Certificates Trust
1.133% due 06/25/2034	266	247
1.453% due 03/25/2032	540	514
Asset-Backed Securities Corp. Home Equity Loan Trust
0.513% due 05/25/2037	2	1
0.956% due 06/15/2031	187	181
1.378% due 09/25/2034	4,213	3,879
Bayview Financial Acquisition Trust
0.789% due 05/28/2037	2,043	1,474

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.833% due 09/25/2046	$2,011	$1,700
1.411% due 02/25/2034	362	329
1.633% due 10/25/2032	222	209
1.933% due 11/25/2042	406	373
3.020% due 06/25/2043	28	26
CDC Mortgage Capital Trust
1.483% due 01/25/2033	723	672
Centex Home Equity Loan Trust
0.736% due 01/25/2032	105	98
1.286% due 01/25/2032	832	636
Chase Funding Trust
1.033% due 07/25/2033	21	19
1.073% due 08/25/2032	590	536
1.093% due 11/25/2032	392	372
CIFC Funding Ltd.
1.459% due 08/14/2024	5,770	5,757
CIT Group Home Equity Loan Trust
0.980% due 06/25/2033	796	742
1.410% due 12/25/2031	378	355
Citigroup Global Markets Mortgage Securities, Inc.
1.408% due 10/25/2028	65	64
1.783% due 01/25/2032	326	296
6.930% due 08/25/2028	272	279
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045	313	213
Conseco Finance Home Equity Loan Trust
1.136% due 08/15/2033	2,423	2,357
1.936% due 05/15/2032	481	472
Conseco Financial Corp.
6.240% due 12/01/2028	938	987
7.550% due 01/15/2029	45	46
Countrywide Asset-Backed Certificates
0.686% due 04/25/2036	34	34
1.333% due 06/25/2033	129	124
1.333% due 10/25/2047	2,411	2,165
1.433% due 09/25/2032	1,351	1,258
Credit Suisse First Boston Mortgage Securities Corp.
0.793% due 05/25/2044	111	110
1.173% due 08/25/2032	153	134
Credit-Based Asset Servicing and Securitization LLC
0.503% due 01/25/2037 ^	369	155
1.533% due 04/25/2032	207	199
Delta Funding Home Equity Loan Trust
1.256% due 09/15/2029	15	14
Doral CLO Ltd.
1.885% due 05/26/2023	7,316	7,313
Dryden Senior Loan Fund
1.792% due 01/15/2022	4,773	4,747
EMC Mortgage Loan Trust
1.176% due 05/25/2040	299	270
EquiFirst Mortgage Loan Trust
0.913% due 01/25/2034	187	170
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	464
Galaxy CLO Ltd.
1.908% due 08/20/2022	812	813
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036	54	27
GMAC Mortgage Corp. Home Equity Loan Trust
0.913% due 01/25/2029	130	123
GSAMP Trust
0.736% due 10/25/2036 ^	8,785	1,189
0.833% due 02/25/2033	320	299
IMC Home Equity Loan Trust
6.880% due 11/20/2028	3	3
7.520% due 08/20/2028	32	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Irwin Home Equity Loan Trust
1.783% due 02/25/2029	$112	$109
JPMorgan Mortgage Acquisition Trust
0.516% due 08/25/2036	61	29
0.693% due 03/25/2037	300	215
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034	62	58
1.483% due 10/25/2034	806	685
1.858% due 03/25/2032	548	527
Madison Park Funding Ltd.
1.884% due 06/15/2022	608	608
MASTR Asset-Backed Securities Trust
1.183% due 12/25/2034 ^	3,991	3,828
Merrill Lynch Mortgage Investors Trust
0.493% due 10/25/2037 ^	1,555	431
0.513% due 09/25/2037	240	88
1.153% due 06/25/2035	536	485
MESA Trust
1.233% due 12/25/2031	557	511
Mid-State Trust
6.340% due 10/15/2036	784	838
7.340% due 07/01/2035	421	451
7.400% due 07/01/2035	18	19
7.790% due 07/01/2035	24	26
7.791% due 03/15/2038	1,181	1,284
Morgan Stanley ABS Capital, Inc. Trust
1.233% due 07/25/2037	145	143
Morgan Stanley Mortgage Loan Trust
0.793% due 04/25/2037	354	172
5.750% due 04/25/2037 ^	919	648
6.000% due 07/25/2047 ^	1,929	1,478
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037	2,921	1,842
Option One Mortgage Loan Trust
0.573% due 01/25/2037	875	496
1.213% due 02/25/2035	4,021	3,073
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035	400	294
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.933% due 07/25/2035	5,000	4,952
Renaissance Home Equity Loan Trust
0.793% due 11/25/2034	219	185
0.933% due 12/25/2033	2,210	2,059
1.193% due 12/25/2032	22	20
1.316% due 08/25/2033	299	279
1.633% due 08/25/2032	1,060	959
Residential Asset Securities Corp. Trust
0.933% due 07/25/2032 ^	722	635
1.013% due 06/25/2033	104	87
1.033% due 06/25/2032 ^	64	52
Residential Mortgage Loan Trust
1.936% due 09/25/2029	135	129
SACO, Inc.
0.953% due 06/25/2036 ^	326	560
Saxon Asset Securities Trust
1.113% due 12/26/2034	1,041	987
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^	2,712	841
SLM Student Loan Trust
0.699% due 07/25/2019	133	132
0.709% due 07/25/2019	925	919
0.789% due 07/25/2023	1,673	1,623
1.369% due 01/25/2019	1,997	1,989
1.834% due 12/15/2033	4,118	3,908
2.119% due 04/25/2023	41,368	40,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
0.493% due 11/25/2036	$84	$27
Specialty Underwriting & Residential Finance Trust
0.933% due 09/25/2036	7,500	5,011
1.113% due 01/25/2034	300	261
1.633% due 10/25/2035	1,273	1,033
Structured Asset Investment Loan Trust
1.093% due 04/25/2035	5,000	4,808
1.408% due 09/25/2034	854	732
1.708% due 12/25/2034	976	579
1.858% due 04/25/2034	287	296
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	710
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	1,459	1,506
UPS Capital Business Credit
1.016% due 04/15/2026	76	11
Voya CLO Ltd.
1.942% due 10/15/2022	6,500	6,494
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.063% due 04/25/2034	852	759

Total Asset-Backed Securities (Cost $172,588)		155,188

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (e) 0.0%
		784

U.S. TREASURY BILLS 0.0%
0.206% due 04/21/2016 - 04/28/2016 (c)(d)(f)	482	482

Total Short-Term Instruments (Cost $1,266)		1,266

Total Investments in Securities (Cost $4,490,373)		4,515,153

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	278,643	2,753

Total Short-Term Instruments (Cost $2,753)		2,753

Total Investments in Affiliates (Cost $2,753)		2,753

Total Investments 253.5% (Cost $4,493,126)		$4,517,906

Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(3,602))		5,088

Other Assets and Liabilities, net (153.8%)		(2,740,468)

Net Assets 100.0%		$1,782,526

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$784	U.S. Treasury Notes 1.625% - 3.750% due 11/15/2018 - 04/30/2019	$(803)	$784	$784

Total Repurchase Agreements						$(803)	$784	$784

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	03/31/2016	04/04/2016	$(8,108)	$(8,108)
	0.710	03/04/2016	04/04/2016	(80,217)	(80,261)
GRE	0.680	02/25/2016	04/07/2016	(205)	(205)
	0.680	02/26/2016	04/08/2016	(12,623)	(12,631)
	0.690	03/02/2016	04/04/2016	(6,222)	(6,226)
	0.710	03/10/2016	04/01/2016	(34,266)	(34,281)
	0.710	04/01/2016	04/11/2016	(2,074)	(2,074)
GSC	0.710	03/09/2016	04/11/2016	(44,470)	(44,490)

Total Reverse Repurchase Agreements					$(188,276)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.805%	03/29/2016	04/05/2016	$(19,858)	$(19,738)
UBS	0.580	03/22/2016	04/12/2016	(85,003)	(85,061)

Total Sale-Buyback Transactions					$(104,799)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(97,079) at a weighted average interest rate of 0.454%.
(3)	Payable for sale-buyback transactions includes $30 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	2.500%	04/01/2046	$10,000	$(9,878)	$(9,963)
Fannie Mae, TBA	3.500	04/01/2046	14,000	(14,593)	(14,683)
Fannie Mae, TBA	4.000	04/01/2031	36,000	(37,496)	(37,507)
Fannie Mae, TBA	4.500	04/18/2031	2,000	(2,066)	(2,069)
Fannie Mae, TBA	6.500	04/01/2046	3,000	(3,432)	(3,435)
Freddie Mac, TBA	5.000	04/13/2046	400	(439)	(440)
Freddie Mac, TBA	5.500	04/13/2046	79,000	(87,604)	(87,959)
Ginnie Mae, TBA	4.500	04/20/2046	9,000	(9,743)	(9,784)
Ginnie Mae, TBA	5.000	04/01/2046	48,100	(52,910)	(53,044)
Ginnie Mae, TBA	5.000	04/20/2046	19,000	(20,573)	(20,585)

Total Short Sales				$(238,734)	$(239,469)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $295,585 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(88,369)	$0	$(88,369)	$88,130	$(239)
GRE	0	(55,417)	0	(55,417)	55,691	274
GSC	0	(44,490)	0	(44,490)	45,967	1,477
SSB	784	0	0	784	(803)	(19)

Master Securities Forward Transaction Agreement
BCY	0	0	(19,738)	(19,738)	19,799	61
UBS	0	0	(85,061)	(85,061)	85,057	(4)

Total Borrowings and Other Financing Transactions	$784	$(188,276)	$(104,799)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(44,490)	$0	$0	$(44,490)
U.S. Treasury Obligations	(34,281)	(107,431)	0	0	(141,712)

Total	$(34,281)	$(151,921)	$0	$0	$(186,202)

Sale-Buyback Transactions
U.S. Government Agencies	0	(19,738)	0	0	(19,738)
U.S. Treasury Obligations	0	(85,061)	0	0	(85,061)

Total	$0	$(104,799)	$0	$0	$(104,799)

Total Borrowings	$(34,281)	$(256,720)	$0	$0	$(291,001)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(291,001)

(5)	Unsettled reverse repurchase agreements liability of $(2,074) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.717%	09/30/2022	$61,700	$(1,384)	$(1,385)	$0	$(142)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	33,700	(2,136)	(2,546)	0	(94)
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	(5,792)	(6,263)	0	(270)
Receive	3-Month USD-LIBOR	2.220	07/09/2025	20,000	(1,145)	(1,564)	0	(71)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	43,900	(6,354)	(5,336)	0	(310)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046	4,550	340	20	31	0

					$(16,471)	$(17,074)	$31	$(887)

Total Swap Agreements					$(16,471)	$(17,074)	$31	$(887)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $7,858 and cash of $2,282 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$31	$31	$0	$0	$(887)	$(887)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$	49,000	$98	$4

GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/30/2016		200,000	675	15
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016		150,000	188	13

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016		49,000	97	4

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.130	06/30/2016		61,000	21	6
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016		177,900	64	7

RYL	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/05/2016		150,000	428	12

								$1,571	$61

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	80.000	04/06/2016	$ 180,000	$7	$0
	Put - OTC Fannie Mae 3.500% due 04/01/2046		80.000	04/06/2016	39,000	2	0
	Put - OTC Fannie Mae 4.000% due 04/01/2046		80.000	04/06/2016	121,000	5	0
	Put - OTC Fannie Mae 4.500% due 04/01/2046		80.000	04/06/2016	81,000	3	0
	Put - OTC Fannie Mae 5.000% due 04/01/2046		80.000	04/06/2016	12,000	1	0
	Put - OTC Freddie Mac 3.000% due 04/01/2046		80.000	04/06/2016	110,000	4	0
	Put - OTC Freddie Mac 3.500% due 04/01/2046		80.000	04/06/2016	162,000	6	0
	Put - OTC Freddie Mac 4.000% due 04/01/2046		80.000	04/06/2016	110,000	4	0
	Put - OTC Freddie Mac 4.500% due 04/01/2046		80.000	04/06/2016	19,000	1	0

JPM	Call - OTC Fannie Mae 2.500% due 05/01/2046		120.000	05/05/2016	10,000	0	0
	Put - OTC Fannie Mae 3.500% due 05/01/2046		73.000	05/05/2016	421,000	16	0
	Put - OTC Fannie Mae 5.000% due 05/01/2046		80.000	05/05/2016	52,000	2	0
	Put - OTC Ginnie Mae 3.500% due 04/01/2046		73.000	04/06/2016	200,000	8	0
	Put - OTC Ginnie Mae 4.000% due 05/01/2046		71.000	05/16/2016	25,000	1	0

						$60	$0

Total Purchased Options						$1,631	$61

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 04/01/2046	$	104.969	04/06/2016	$ 3,000	$(5)	$(2)

FBF	Put - OTC Fannie Mae 3.500% due 04/01/2046		103.539	04/06/2016	7,000	(11)	0
	Put - OTC Fannie Mae 3.500% due 04/01/2046		103.766	04/06/2016	11,000	(19)	0
	Put - OTC Fannie Mae 3.500% due 04/01/2046		103.922	04/06/2016	7,000	(21)	0
	Call - OTC Fannie Mae 3.500% due 04/01/2046		104.766	04/06/2016	11,000	(16)	(21)

GSC	Call - OTC Fannie Mae 3.500% due 04/01/2046		105.188	04/06/2016	14,000	(39)	(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae 3.500% due 04/01/2046	$	104.852	04/06/2016	$ 7,000	$(14)	$(10)
	Call - OTC Fannie Mae 3.500% due 04/01/2046		105.180	04/06/2016	7,000	(17)	(2)
	Put - OTC Fannie Mae 3.500% due 05/01/2046		103.625	05/05/2016	7,000	(12)	(3)
	Call - OTC Fannie Mae 3.500% due 05/01/2046		104.805	05/05/2016	7,000	(10)	(18)

						$(164)	$(59)

Total Written Options						$(164)	$(59)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount	Premiums
Balance at Beginning of Period	$357,700	$(1,872)
Sales	1,994,500	(6,462)
Closing Buys	(284,000)	1,942
Expirations	(1,158,700)	3,451
Exercised	(828,500)	2,777

Balance at End of Period	$81,000	$(164)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	02/25/2035	$	504	$0	$267	$267	$0

JPM	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020		1,000	0	34	34	0
	UBS Commercial Mortgage Trust 5.738% due 09/15/2040	(1.170)	09/15/2040		4,000	0	1,818	1,818	0

MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033		186	0	9	9	0

UAG	Merrill Lynch Mortgage Trust 5.521% due 06/12/2043	(1.080)	06/12/2043		5,262	108	4,362	4,470	0

						$108	$6,490	$6,598	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION (2)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$	6,241	$(2,122)	$2,150	$28	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035		3,403	(1,191)	704	0	(487)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034		4,881	(1,562)	1,582	20	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034		1,070	(299)	302	3	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034		3	(3)	2	0	(1)

						$(5,177)	$4,740	$51	$(488)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$ 13,298		$(87)	$0	$(87)

FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	15,852		(104)	0	(104)

GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	4,132		(28)	0	(28)

								$(219)	$0	$(219)

Total Swap Agreements							$(5,069)	$11,011	$6,649	$(707)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $675 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BRC	$0	$0	$267	$267	$0	$0	$0	$0	$267	$(300)	$(33)
CBK	0	0	0	0	0	0	(87)	(87)	(87)	0	(87)
DUB	0	0	0	0	0	(2)	0	(2)	(2)	71	69
FBF	0	4	0	4	0	(21)	(104)	(125)	(121)	0	(121)
GLM	0	28	0	28	0	0	0	0	28	(60)	(32)
GSC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
GST	0	0	51	51	0	0	(516)	(516)	(465)	584	119
JPM	0	0	1,852	1,852	0	(33)	0	(33)	1,819	(3,110)	(1,291)
MYC	0	4	9	13	0	0	0	0	13	(150)	(137)
NGF	0	13	0	13	0	0	0	0	13	0	13
RYL	0	12	0	12	0	0	0	0	12	(100)	(88)
UAG	0	0	4,470	4,470	0	0	0	0	4,470	(4,690)	(220)

Total Over the Counter	$0	$61	$6,649	$6,710	$0	$(59)	$(707)	$(766)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$31	$31

Over the counter
Purchased Options	$0	$0	$0	$0	$61	$61
Swap Agreements	0	6,649	0	0	0	6,649

	$0	$6,649	$0	$0	$61	$6,710

	$0	$6,649	$0	$0	$92	$6,741

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$887	$887

Over the counter
Written Options	$0	$0	$0	$0	$59	$59
Swap Agreements	0	488	0	0	219	707

	$0	$488	$0	$0	$278	$766

	$0	$488	$0	$0	$1,165	$1,653

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	125

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,664	$2,664
Swap Agreements	0	0	0	0	(7,532)	(7,532)

	$0	$0	$0	$0	$(4,868)	$(4,868)

Over the counter
Purchased Options	$0	$0	$0	$0	$(3,897)	$(3,897)
Written Options	0	0	0	0	5,224	5,224
Swap Agreements	0	1,026	0	0	1,587	2,613

	$0	$1,026	$0	$0	$2,914	$3,940

	$0	$1,026	$0	$0	$(1,954)	$(928)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(15,208)	$(15,208)

Over the counter
Purchased Options	$0	$0	$0	$0	$36	$36
Written Options	0	0	0	0	(260)	(260)
Swap Agreements	0	(2,566)	0	0	122	(2,444)

	$0	$(2,566)	$0	$0	$(102)	$(2,668)

	$0	$(2,566)	$0	$0	$(15,310)	$(17,876)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,633	$0	$1,633
Municipal Bonds & Notes
Texas	0	2,566	0	2,566
U.S. Government Agencies	0	3,928,655	2,369	3,931,024
U.S. Treasury Obligations	0	193,541	0	193,541
Non-Agency Mortgage- Backed Securities	0	145,994	83,941	229,935
Asset-Backed Securities	0	155,177	11	155,188
Short-Term Instruments
Repurchase Agreements	0	784	0	784
U.S. Treasury Bills	0	482	0	482
	$0	$4,428,832	$86,321	$4,515,153

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,753	$0	$0	$2,753

Total Investments	$2,753	$4,428,832	$86,321	$4,517,906

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(239,469)	$0	$(239,469)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	31	0	31
Over the counter	0	6,710	0	6,710
	$0	$6,741	$0	$6,741

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(887)	0	(887)
Over the counter	0	(766)	0	(766)
	$0	$(1,653)	$0	$(1,653)

Totals	$2,753	$4,194,451	$86,321	$4,283,525

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
U.S. Government Agencies	$3,433	$0	$(1,096)	$(3)	$(6)	$41	$0	$0	$2,369	$18
Non-Agency Mortgage-Backed Securities	160,929	0	(78,854)	273	(4,274)	11,409	1,338	(6,880)	83,941	258
Asset-Backed Securities	11	0	(1)	1	0	0	0	0	11	(1)

Totals	$164,373	$0	$(79,951)	$271	$(4,280)	$11,450	$1,338	$(6,880)	$86,321	$275

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$2,369	Proxy Pricing	Base Price	94.50-107.00
Non-Agency Mortgage-Backed Securities	14,172	Proxy Pricing	Base Price	73.00-100.11
	69,769	Third Party Vendor	Broker Quote	71.00-87.50
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.38

Total	$86,321

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	127

Schedule of Investments PIMCO Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

MUNICIPAL BONDS & NOTES 94.7%

ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2016
6.000% due 06/01/2039	$500	$576

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,303

CALIFORNIA 17.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	4,985	6,261
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,200	1,867
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	2,979
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,185
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,353
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,247
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,269
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,492
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,202
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	291
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	184

		26,330

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,385

DISTRICT OF COLUMBIA 7.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,395

FLORIDA 1.0%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 23.8%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	$3,000	$3,048
5.250% due 01/01/2028	2,000	1,998
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,380
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,679
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,414
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,618
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	984
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,630
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,405

		36,156

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,743

MARYLAND 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,744
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,371

		4,115

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,204

NEW JERSEY 7.4%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,977
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,783
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	5,519

		11,279

NEW YORK 6.5%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,385
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,122
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	$2,000	$2,354
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,516

		9,935

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	309

TENNESSEE 3.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,339
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,601

		4,940

TEXAS 12.4%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,462
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,770
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,481
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,091

		18,804

WASHINGTON 3.4%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,159
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,948

		5,107

Total Municipal Bonds & Notes (Cost $123,853)		144,036

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		527

Total Short-Term Instruments (Cost $527)		527

Total Investments in Securities (Cost $124,380)		144,563

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	289,373	$2,859

Total Short-Term Instruments (Cost $2,858)		2,859

Total Investments in Affiliates (Cost $2,858)		2,859

Total Investments 96.9% (Cost $127,238)		$147,422

Other Assets and Liabilities, net 3.1%		4,688

Net Assets 100.0%		$152,110

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$527	U.S. Treasury Notes 3.750% due 11/15/2018	$(539)	$527	$527

Total Repurchase Agreements						$(539)	$527	$527

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$527	$0	$0	$527	$(539)	$(12)

Total Borrowings and Other Financing Transactions	$527	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	129

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$576	$0	$576
Alaska	0	2,303	0	2,303
California	0	26,330	0	26,330
Colorado	0	3,385	0	3,385
District of Columbia	0	11,395	0	11,395
Florida	0	1,455	0	1,455
Illinois	0	36,156	0	36,156
Louisiana	0	5,743	0	5,743
Maryland	0	4,115	0	4,115
Michigan	0	2,204	0	2,204
New Jersey	0	11,279	0	11,279
New York	0	9,935	0	9,935
Ohio	0	309	0	309

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Tennessee	$0	$4,940	$0	$4,940
Texas	0	18,804	0	18,804
Washington	0	5,107	0	5,107
Short-Term Instruments
Repurchase Agreements	0	527	0	527
	$0	$144,563	$0	$144,563

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,859	$0	$0	$2,859

Total Investments	$2,859	$144,563	$0	$147,422

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.1%

CORPORATE BONDS & NOTES 11.9%

BANKING & FINANCE 10.6%
Bank of America Corp.
4.000% due 04/01/2024		$3,000	$3,154
5.000% due 05/13/2021		800	889
5.700% due 01/24/2022		1,700	1,955
6.875% due 04/25/2018		3,719	4,086
Bank of America N.A.
1.040% due 05/08/2017		12,200	12,179
Barclays Bank PLC
7.625% due 11/21/2022		4,477	4,821
7.750% due 04/10/2023		9,600	10,092
BPCE S.A.
4.625% due 07/11/2024		13,900	13,635
Citizens Bank N.A.
2.300% due 12/03/2018		3,300	3,321
Credit Agricole S.A.
8.125% due 09/19/2033		400	436
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		7,700	7,373
3.800% due 09/15/2022		1,200	1,196
4.875% due 05/15/2045		7,000	6,696
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		6,700	6,861
6.625% due 08/15/2017		4,427	4,698
Goldman Sachs Group, Inc.
1.260% due 06/04/2017		100	100
1.834% due 09/15/2020		5,700	5,664
3.500% due 01/23/2025		3,800	3,844
3.750% due 05/22/2025		200	205
HBOS PLC
0.598% due 09/01/2016	EUR	100	113
HSBC Holdings PLC
6.000% due 09/29/2023 (b)		1,800	1,946
KBC Bank NV
8.000% due 01/25/2023		$400	433
Lloyds Bank PLC
1.750% due 05/14/2018		2,950	2,945
3.500% due 05/14/2025		250	259
Rabobank Group
8.375% due 07/26/2016 (b)		5,000	5,078
8.400% due 06/29/2017 (b)		5,900	6,238
Realkredit Danmark A/S
2.000% due 04/01/2017	DKK	5,000	779
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$300	318
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (b)	EUR	900	1,136
UBS AG
7.625% due 08/17/2022		$2,000	2,294
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		1,800	1,809
4.125% due 09/24/2025		5,300	5,320
Volkswagen Bank GmbH
0.209% due 11/27/2017	EUR	3,000	3,346
Vornado Realty LP
2.500% due 06/30/2019		$7,000	7,065

			130,284

INDUSTRIALS 1.0%
Actavis Funding SCS
3.800% due 03/15/2025		500	521
Baxalta, Inc.
2.000% due 06/22/2018		300	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 06/23/2020	$2,500	$2,499
3.600% due 06/23/2022	800	812
4.000% due 06/23/2025	1,900	1,935
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	1,600	1,611
2.850% due 10/05/2018	1,600	1,628
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,500	2,542

		11,846

UTILITIES 0.3%
BellSouth Corp.
4.821% due 04/26/2021	3,200	3,208
BG Energy Capital PLC
6.500% due 11/30/2072	200	211

		3,419

Total Corporate Bonds & Notes (Cost $145,863)		145,549

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	325	292

Total Municipal Bonds & Notes (Cost $312)		292

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae, TBA
3.000% due 05/01/2046	21,000	21,506

Total U.S. Government Agencies (Cost $21,388)		21,506

U.S. TREASURY OBLIGATIONS 146.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	940	917
2.500% due 02/15/2046 (d)	8,430	8,221
3.000% due 11/15/2044 (d)	900	972
3.000% due 11/15/2045 (d)	7,500	8,100
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017 (f)(h)	16,897	17,097
0.125% due 04/15/2018 (f)	29,362	29,895
0.125% due 04/15/2019 (f)	1,436	1,467
0.125% due 04/15/2020 (f)(h)	5,665	5,789
0.125% due 01/15/2022 (h)	12,770	12,976
0.125% due 07/15/2022 (d)	92,613	94,351
0.125% due 01/15/2023	55,936	56,476
0.125% due 07/15/2024	20,753	20,853
0.250% due 01/15/2025 (h)	6,901	6,968
0.375% due 07/15/2023 (d)	71,869	74,133
0.375% due 07/15/2025 (h)	2,997	3,065
0.625% due 07/15/2021 (h)	57,569	60,496
0.625% due 01/15/2024	51,375	53,562
0.625% due 02/15/2043 (h)	2,525	2,377
0.750% due 02/15/2042	24,942	24,278
0.750% due 02/15/2045	7,501	7,278
1.000% due 02/15/2046 (h)	4,249	4,441
1.250% due 07/15/2020 (d)(f)	68,165	73,349
1.375% due 02/15/2044 (d)	90,784	101,899
1.750% due 01/15/2028 (d)	125,905	146,197
2.000% due 01/15/2026 (d)	170,947	200,420
2.125% due 02/15/2040	7,672	9,824
2.125% due 02/15/2041 (h)	1,623	2,094
2.375% due 01/15/2025 (d)	231,507	276,022
2.375% due 01/15/2027 (d)	203,970	249,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 07/15/2016		$5,772	$5,878
2.500% due 01/15/2029 (d)		133,337	167,755
3.625% due 04/15/2028 (h)		8,261	11,393
3.875% due 04/15/2029		36,275	52,015
U.S. Treasury Notes
1.625% due 02/15/2026		5,300	5,230

Total U.S. Treasury Obligations (Cost $1,732,273)			1,795,273

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
BCAP LLC Trust
0.684% due 07/26/2035		1,000	978
Bear Stearns ALT-A Trust
2.355% due 10/25/2033		13	12
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.713% due 01/25/2035		577	516
Commercial Mortgage Trust
2.365% due 02/10/2029		800	805
Countrywide Home Loan Mortgage Pass-Through Trust
2.781% due 05/25/2033		4,597	4,610
German Residential Funding Ltd.
0.949% due 08/27/2024	EUR	3,785	4,346
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	668	947
JPMorgan Mortgage Trust
2.894% due 04/25/2035		$243	243
Marche Mutui SRL
0.175% due 02/25/2055	EUR	367	411
0.245% due 10/27/2065		67	76
2.095% due 01/27/2064		780	895
Merrill Lynch Mortgage Investors Trust
0.853% due 07/25/2030		$5,474	4,995
Morgan Stanley Capital Trust
5.809% due 12/12/2049		2,866	2,987
Sequoia Mortgage Trust
1.132% due 10/19/2026		40	39
Trinity Square PLC
1.786% due 07/15/2051	GBP	4,300	6,129
WaMu Mortgage Pass-Through Certificates Trust
1.073% due 07/25/2045		$405	383
2.562% due 09/25/2033		241	238
Wells Fargo Mortgage-Backed Securities Trust
2.761% due 10/25/2035		1,192	1,193
2.797% due 07/25/2036		305	300

Total Non-Agency Mortgage-Backed Securities (Cost $30,818)			30,103

ASSET-BACKED SECURITIES 7.8%
Amortizing Residential Collateral Trust
1.133% due 10/25/2031		1,743	1,581
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022		1,350	1,345
Celf Loan Partners PLC
0.925% due 05/03/2023		1,245	1,231
CIFC Funding Ltd.
1.459% due 08/14/2024		17,500	17,459
1.587% due 01/19/2023		3,367	3,368
Doral CLO Ltd.
1.885% due 05/26/2023		5,048	5,046
Elm CLO Ltd.
2.020% due 01/17/2023		8,604	8,667
Fortress Credit Investments Ltd.
1.870% due 07/17/2023		3,114	3,097
GCAT LLC
4.250% due 10/25/2019		2,605	2,605

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	131

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harvest CLO PLC
0.205% due 04/05/2024	EUR	2,206	$2,482
Madison Park Funding Ltd.
1.884% due 06/15/2022		$1,620	1,621
OHA Credit Partners Ltd.
1.838% due 05/15/2023		6,688	6,655
Symphony CLO LP
1.717% due 01/09/2023		15,504	15,434
Venture CLO Ltd.
1.609% due 11/14/2022		3,200	3,186
Vericrest Opportunity Loan Trust
3.375% due 10/25/2058		776	768
VOLT LLC
3.375% due 02/25/2055		3,371	3,333
3.500% due 06/26/2045		2,511	2,478
3.625% due 10/25/2057		4,436	4,384
3.875% due 04/25/2055		992	995
4.250% due 02/26/2046		2,472	2,475
Voya CLO Ltd.
1.922% due 10/15/2022		3,900	3,891
1.942% due 10/15/2022		3,900	3,897

Total Asset-Backed Securities (Cost $96,016)			95,998

SOVEREIGN ISSUES 5.8%
France Government International Bond
0.250% due 07/25/2018 (a)	EUR	307	364
2.250% due 07/25/2020		8,894	11,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	9,363	$11,299
2.350% due 09/15/2019 (a)		1,091	1,366
2.350% due 09/15/2024 (a)		1,337	1,778
New Zealand Government International Bond
2.000% due 09/20/2025 (a)	NZD	17,790	12,388
3.000% due 09/20/2030 (a)		2,973	2,291
Republic of Germany
0.750% due 04/15/2018 (a)	EUR	838	990
1.750% due 04/15/2020		4,208	5,331
United Kingdom Gilt
0.125% due 03/22/2024 (a)(d)	GBP	11	17
0.125% due 03/22/2044 (a)		7,357	14,038
0.125% due 03/22/2046 (a)(d)		3,655	7,097
0.125% due 03/22/2058 (a)		172	392
0.125% due 03/22/2068 (a)		363	957
0.375% due 03/22/2062 (a)		351	925

Total Sovereign Issues (Cost $72,437)			70,875

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
			1,958

Total Short-Term Instruments (Cost $1,958)			1,958

Total Investments in Securities (Cost $2,101,065)			2,161,554

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	4,155,268	$41,058

Total Short-Term Instruments (Cost $41,052)		41,058

Total Investments in Affiliates (Cost $41,052)		41,058

Total Investments 179.4% (Cost $2,142,117)		$2,202,612

Financial Derivative Instruments (e)(g) (0.7%) (Cost or Premiums, net $(1,763))		(8,725)

Other Assets and Liabilities, net (78.7%)		(966,382)

Net Assets 100.0%		$1,227,505

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$1,958	U.S. Treasury Notes 3.750% due 11/15/2018	$(2,000)	$1,958	$1,958

Total Repurchase Agreements						$(2,000)	$1,958	$1,958

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.450%	10/07/2015	04/07/2016	$	(8,317)	$(8,335)
	0.450	03/08/2016	04/07/2016		(1,405)	(1,405)
	0.600	01/12/2016	04/12/2016		(915)	(916)
	0.620	01/12/2016	04/12/2016		(52,836)	(52,909)
BRC	0.810	01/21/2016	04/21/2016	GBP	(4,760)	(6,848)
BSN	0.550	03/08/2016	04/15/2016	$	(5,479)	(5,481)
	0.590	01/21/2016	04/21/2016		(62,108)	(62,180)
	0.590	02/08/2016	04/08/2016		(909)	(910)
	0.590	03/01/2016	04/21/2016		(93,975)	(94,023)
	0.600	02/03/2016	04/04/2016		(140,490)	(140,626)
	0.600	02/05/2016	04/05/2016		(4,192)	(4,196)
	0.600	02/08/2016	04/08/2016		(3,763)	(3,766)

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	0.600%	02/11/2016	04/11/2016	$	(3,214)	$(3,217)
	0.600	03/08/2016	04/08/2016		(1,405)	(1,406)
	0.610	02/12/2016	04/12/2016		(40,704)	(40,738)
GRE	0.660	02/17/2016	04/18/2016		(56,222)	(56,267)
	0.670	02/18/2016	04/18/2016		(25,114)	(25,134)
	0.680	02/25/2016	04/07/2016		(1,952)	(1,954)
	0.700	03/07/2016	04/07/2016		(9,856)	(9,860)
	0.710	03/08/2016	04/08/2016		(7,861)	(7,865)
JPS	0.130	03/08/2016	04/15/2016		(4,781)	(4,782)
	0.400	10/23/2015	04/25/2016		(147,250)	(147,513)
	0.650	02/11/2016	04/11/2016		(5,843)	(5,849)
	0.650	02/26/2016	05/10/2016		(94,938)	(94,997)
	0.750	02/04/2016	07/13/2016		(172,245)	(172,449)

Total Reverse Repurchase Agreements						$(953,626)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.759%	01/21/2016	04/21/2016	GBP	(14,894)	$(21,410)

Total Sale-Buyback Transactions						$(21,410)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(681,882) at a weighted average interest rate of 0.438%.
(3)	Payable for sale-buyback transactions includes $(9) of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(d)	Securities with an aggregate market value of $1,007,542 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(63,565)	$0	$(63,565)	$63,844	$279
BRC	0	(6,848)	0	(6,848)	6,832	(16)
BSN	0	(356,543)	0	(356,543)	357,048	505
GRE	0	(101,080)	0	(101,080)	101,172	92
JPS	0	(425,590)	0	(425,590)	425,146	(444)
SSB	1,958	0	0	1,958	(2,000)	(42)

Master Securities Forward Transaction Agreement
BPS	0	0	(21,410)	(21,410)	21,612	202

Total Borrowings and Other Financing Transactions	$1,958	$(953,626)	$(21,410)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(6,848)	$0	$0	$(6,848)
U.S. Treasury Obligations	0	(679,332)	(94,997)	(172,449)	(946,778)

Total	$0	$(686,180)	$(94,997)	$(172,449)	$(953,626)

Sale-Buyback Transactions
Sovereign Issues	0	(21,410)	0	0	(21,410)

Total	$0	$(21,410)	$0	$0	$(21,410)

Total Borrowings	$0	$(707,590)	$(94,997)	$(172,449)	$(975,036)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(975,036)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	133

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$112.500	05/20/2016	1,625	$14	$10
Call - CBOT U.S. Treasury 5-Year Note June Futures	215.000	05/20/2016	243	2	0
Call - CBOT U.S. Treasury 10-Year Note June Futures	150.000	05/20/2016	478	4	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	153.000	05/20/2016	88	1	0
Call - CBOT U.S. Treasury 30-Year Bond June Futures	229.000	05/20/2016	235	2	4
Put - CBOT U.S. Treasury Ultra Long-Term Bond June Futures	125.000	05/20/2016	28	0	1

				$23	$16

Total Purchased Options				$23	$16

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2016	88	$(19)	$1	$0
90-Day Eurodollar December Futures	Short	12/2017	88	35	0	(9)
Call Options Strike @ EUR 178.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	168	0	0	0
Euro-Bobl June Futures	Short	06/2016	120	1	3	(2)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	4	(9)	0	(1)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	102	67	31	(7)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling December Futures	Short	12/2016	1,353	29	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling December Futures	Long	12/2016	1,353	(145)	0	(6)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	1,715	519	375	0
U.S. Treasury 10-Year Note June Futures	Short	06/2016	187	8	0	(70)
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	475	388	9	(430)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	28	1	30	0

Total Futures Contracts				$875	$449	$(525)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$13,400	$71	$38	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	12/16/2017	$	12,500	$196	$86	$2	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		15,400	(684)	(308)	0	(26)
Receive	3-Month USD-LIBOR *	3.000	09/16/2025		24,400	(1,013)	(741)	0	(51)
Receive	3-Month USD-LIBOR *	2.800	10/28/2025		114,200	(3,596)	(3,040)	0	(234)
Receive	3-Month USD-LIBOR *	2.500	02/22/2026		72,600	(1,130)	(898)	0	(143)
Receive	3-Month USD-LIBOR *	2.400	03/16/2026		28,450	(302)	(195)	0	(56)
Pay	3-Month USD-LIBOR *	2.250	06/15/2026		4,900	253	(86)	18	0
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		2,200	(179)	19	0	(15)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		100	8	1	1	0

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR *	1.500%	09/21/2026	GBP	13,670	$(50)	$(144)	$0	$(25)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		17,330	(563)	(270)	0	(116)

						$(7,060)	$(5,576)	$21	$(666)

Total Swap Agreements						$(6,989)	$(5,538)	$21	$(667)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(f)	Securities with an aggregate market value of $8,544 and cash of $2,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$16	$451	$21	$488	$0	$(528)	$(667)	$(1,195)

(4)	Unsettled variation margin asset of $2 and liability of $(3) for closed futures is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		5,915		TWD	197,620	$233	$0

BOA	04/2016			11,199		NZD	16,172	0	(21)
	05/2016		EUR	320	$		362	0	(3)
	05/2016		NZD	16,172			11,182	21	0
	05/2016	$		3,478		EUR	3,125	82	0
	05/2016			1,181		TWD	39,510	48	0
	04/2017		DKK	5,109	$		774	0	(18)

BPS	05/2016		TWD	392,305			11,749	0	(456)

CBK	04/2016		GBP	12,916			18,073	0	(478)
	04/2016	$		7,113		GBP	5,133	259	0
	05/2016		CAD	330	$		238	0	(16)
	05/2016		EUR	12,170			13,588	0	(277)
	05/2016	$		1,358		AUD	1,919	110	0
	05/2016			3,716		EUR	3,414	174	0
	05/2016			5,547		KRW	6,691,928	287	0

DUB	04/2016		GBP	26	$		36	0	(1)

FBF	05/2016	$		1,535		KRW	1,851,824	79	0

GLM	04/2016			37,774		GBP	26,567	383	0
	05/2016		GBP	21,448	$		30,630	0	(177)
	05/2016	$		5,231		EUR	4,713	138	0
	05/2016			1		KRW	1,206	0	0

HUS	04/2016			736		JPY	82,876	0	0
	05/2016		JPY	82,876	$		737	0	0
	05/2016	$		5,052		EUR	4,635	229	0

JPM	05/2016		AUD	1,929	$		1,364	0	(112)
	05/2016		KRW	14,694,723			12,212	0	(598)
	05/2016	$		5,140		KRW	6,187,763	255	0
	05/2016			4,699		TWD	157,932	215	0

MSB	04/2016			1,173		GBP	825	11	0

NAB	04/2016		JPY	82,876	$		741	4	0

SCX	04/2016		GBP	19,583			27,256	0	(870)
	04/2016		NZD	21,482			14,164	0	(685)
	04/2016	$		3,609		NZD	5,310	62	0
	05/2016		EUR	46,706	$		51,981	0	(1,228)
	05/2016		NZD	5,310			3,603	0	(61)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	135

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	05/2016	$	6,947	EUR	6,376	$316	$0
	05/2016		1	KRW	1,205	0	0

Total Forward Foreign Currency Contracts						$2,906	$(5,001)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	90.000	04/11/2016	$2,300	$0	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	07/05/2016	$ 219,300	$75	$1

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	369,000	118	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	10/23/2018	9,900	675	586

FBF	Put - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	3.400	12/05/2016	25,200	184	26

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	82,300	66	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	145,600	45	14
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	174,200	65	7

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	79,800	74	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	101,900	189	23
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	101,200	181	23
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/01/2016	100	0	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	6,700	616	536
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	11/15/2018	2,000	200	163
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	12/10/2018	2,000	210	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	03/29/2019	9,900	934	894

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	212,700	181	0

RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	208,800	67	8

							$3,880	$2,466

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$	72.313	04/06/2016	$21,000	$1	$0

Total Purchased Options						$3,881	$2,466

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016	$	1,400	$(3)	$0

BRC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		2,700	(3)	(4)
	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		1,500	(2)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		1,400	(2)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		1,400	(3)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,700	(5)	0
	Call - OTC iTraxx Europe 25 5-Year Index	Buy	0.600	06/15/2016	EUR	7,100	(11)	(7)
	Put - OTC iTraxx Europe 25 5-Year Index	Sell	1.000	06/15/2016		7,100	(12)	(13)

CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$	1,400	(3)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		2,700	(5)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,400	(6)	0

FBF	Call - OTC CDX.IG-25 5-Year Index	Buy	0.900	04/20/2016		1,400	(1)	(2)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.950	04/20/2016		2,800	(4)	(9)

							$(60)	$(40)

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC EUR versus USD	$1.100	05/03/2016	EUR	5,980	$(28)	$(9)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(107)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		2,800	(36)	(1)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		3,600	(3)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		4,500	(44)	(15)

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	4,700	(214)	(59)

JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	28,300	(206)	(13)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,400	(17)	(1)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020		59,200	0	423
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		59,200	0	150
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		17,000	(192)	(176)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		7,100	(131)	(90)

							$(950)	$216

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	10/23/2018	$ 49,500	$(697)	$(609)

FBF	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.500	06/23/2016	79,600	(143)	(201)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.100	06/23/2016	79,600	(96)	(40)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/25/2016	19,700	(77)	(139)
	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.400	12/05/2016	25,200	(200)	(417)

MYC	Call - OTC 5-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	2.300	04/19/2016	23,000	(96)	(155)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	31,100	(617)	(496)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/15/2018	9,300	(200)	(155)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	12/10/2018	9,300	(210)	(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	03/29/2019	46,800	(938)	(881)

							$(3,274)	$(3,253)

Total Written Options							$(4,312)	$(3,086)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$315,800	EUR	106,777	GBP	0	$(4,254)
Sales	180	1,148,710		267,418		15,900	(8,329)
Closing Buys	0	(404,000)		(92,800)		(10,200)	4,322
Expirations	(90)	(227,800)		(188,088)		(5,700)	2,618
Exercised	(90)	(241,710)		(68,427)		0	1,331

Balance at End of Period	0	$591,000	EUR	24,880	GBP	0	$(4,312)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.590%	$4,100	$(25)	$75	$50	$0

BRC	Italy Government International Bond	1.000	03/20/2019	0.820	5,500	(101)	131	30	0

DUB	Italy Government International Bond	1.000	03/20/2019	0.820	7,900	(156)	200	44	0

GST	Spain Government International Bond	1.000	03/20/2019	0.590	21,800	(185)	454	269	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
HUS	Italy Government International Bond	1.000%	03/20/2019	0.820%	$ 12,750	$(267)	$338	$71	$0
	Spain Government International Bond	1.000	03/20/2019	0.590	2,100	(16)	42	26	0

MYC	Italy Government International Bond	1.000	03/20/2019	0.820	2,300	(44)	57	13	0

						$(794)	$1,297	$503	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$6,300	$ (440)	$157	$0	$(283)

GST	CMBX.NA.AAA.8 Index	0.500	10/17/2057	2,400	(161)	53	0	(108)

MEI	CMBX.NA.AAA.8 Index	0.500	10/17/2057	3,700	(250)	84	0	(166)

					$ (851)	$294	$0	$(557)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	2,400	$1	$266	$267	$0
	Receive	3-Month USD-CPURNSA Index	1.010	10/16/2017	$	6,600	0	34	34	0
	Receive	3-Month USD-CPURNSA Index	1.570	11/23/2020		26,900	0	31	31	0
	Receive	3-Month USD-CPURNSA Index	1.560	12/17/2020		21,800	0	57	57	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		2,300	0	3	3	0

BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,700	8	167	175	0
	Pay	1-Month GBP-UKRPI	3.300	12/15/2030		3,200	14	161	175	0
	Receive	3-Month EUR-EXT-CPI Index	0.550	10/15/2017	EUR	400	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016	$	14,300	(5)	(381)	0	(386)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		27,400	521	(3,719)	0	(3,198)

BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		6,000	0	(187)	0	(187)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		17,800	0	(612)	0	(612)

CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,300	3	476	479	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		9,900	(33)	782	749	0
	Receive	3-Month EUR-EXT-CPI Index	0.305	09/15/2016	EUR	15,100	0	(117)	0	(117)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		400	0	(5)	0	(5)

DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	3,700	5	275	280	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	500	0	(5)	0	(5)
	Receive	3-Month EUR-EXT-CPI Index	0.570	10/15/2017		200	0	(2)	0	(2)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		400	0	(4)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.650	10/15/2018		900	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016	$	16,800	0	(476)	0	(476)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		15,000	0	(414)	0	(414)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		21,800	(9)	(579)	0	(588)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		18,600	0	(992)	0	(992)
	Receive	3-Month USD-CPURNSA Index	1.275	12/21/2017		35,000	0	141	141	0
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,375	0	(52)	0	(52)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		19,800	0	609	609	0

FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	200	0	19	19	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		500	0	56	56	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		800	(26)	224	198	0

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	700	$1	$195	$196	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		200	2	18	20	0
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	500	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.935	10/31/2016	$	3,500	0	(107)	0	(107)

GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,050	0	116	116	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		11,200	(36)	883	847	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	(2)	(16)	0	(18)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016	$	46,700	(99)	(1,186)	0	(1,285)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		7,500	0	(269)	0	(269)

JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	2,700	0	165	165	0
	Receive	3-Month EUR-EXT-CPI Index	0.580	10/15/2017	EUR	700	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016	$	10,300	0	(303)	0	(303)

MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,300	0	285	285	0

RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016	$	29,700	(56)	(855)	0	(911)
	Receive	3-Month USD-CPURNSA Index	1.930	10/31/2016		4,600	0	(141)	0	(141)

SOG	Receive	3-Month EUR-EXT-CPI Index	0.680	10/15/2018	EUR	300	0	(4)	0	(4)

UAG	Receive	3-Month EUR-EXT-CPI Index	0.525	10/15/2017		1,500	1	(14)	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018		3,000	0	(32)	0	(32)

							$290	$(5,539)	$4,902	$(10,151)

Total Swap Agreements							$(1,355)	$(3,948)	$5,405	$(10,708)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $11,930 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$233	$0	$0	$233	$0	$0	$0	$0	$233	$0	$233
BOA	151	0	442	593	(42)	0	0	(42)	551	(620)	(69)
BPS	0	0	350	350	(456)	0	(3,588)	(4,044)	(3,694)	3,937	243
BRC	0	0	30	30	0	(29)	(799)	(828)	(798)	1,037	239
CBK	830	1	1,228	2,059	(771)	(3)	(126)	(900)	1,159	(1,113)	46
DUB	0	601	1,074	1,675	(1)	(624)	(2,826)	(3,451)	(1,776)	1,845	69
FBF	79	26	489	594	0	(799)	(112)	(911)	(317)	289	(28)
GLM	521	21	963	1,505	(177)	(59)	(1,572)	(1,808)	(303)	274	(29)
GST	0	0	269	269	0	0	(108)	(108)	161	(160)	1
HUS	229	0	97	326	0	0	0	0	326	(350)	(24)
JPM	470	0	165	635	(710)	284	(310)	(736)	(101)	223	122
MEI	0	0	0	0	0	0	(166)	(166)	(166)	0	(166)
MSB	11	0	0	11	0	0	0	0	11	0	11
MYC	0	1,809	298	2,107	0	(1,856)	0	(1,856)	251	(590)	(339)
NAB	4	0	0	4	0	0	0	0	4	0	4
RYL	0	8	0	8	0	0	(1,052)	(1,052)	(1,044)	1,159	115
SCX	62	0	0	62	(2,844)	0	0	(2,844)	(2,782)	3,006	224
SOG	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
UAG	316	0	0	316	0	0	(45)	(45)	271	(260)	11

Total Over the Counter	$2,906	$2,466	$5,405	$10,777	$(5,001)	$(3,086)	$(10,708)	$(18,795)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	451	451
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$488	$488

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,906	$0	$2,906
Purchased Options	0	0	0	0	2,466	2,466
Swap Agreements	0	503	0	0	4,902	5,405

	$0	$503	$0	$2,906	$7,368	$10,777

	$0	$503	$0	$2,906	$7,856	$11,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$528	$528
Swap Agreements	0	1	0	0	666	667

	$0	$1	$0	$0	$1,194	$1,195

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,001	$0	$5,001
Written Options	0	40	0	9	3,037	3,086
Swap Agreements	0	557	0	0	10,151	10,708

	$0	$597	$0	$5,010	$13,188	$18,795

	$0	$598	$0	$5,010	$14,382	$19,990

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(93)	$(93)
Written Options	0	0	0	0	73	73
Futures	0	0	0	0	(7,359)	(7,359)
Swap Agreements	0	(13)	0	0	(17,133)	(17,146)

	$0	$(13)	$0	$0	$(24,512)	$(24,525)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,288	$0	$16,288
Purchased Options	0	0	0	(20)	(1,686)	(1,706)
Written Options	0	163	0	991	3,933	5,087
Swap Agreements	0	(65)	0	(27)	1,152	1,060

	$0	$98	$0	$17,232	$3,399	$20,729

	$0	$85	$0	$17,232	$(21,113)	$(3,796)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	1,138	1,138
Swap Agreements	0	38	0	0	2,973	3,011

	$0	$38	$0	$0	$4,104	$4,142

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,604)	$0	$(24,604)
Purchased Options	0	0	0	0	(561)	(561)
Written Options	0	2	0	784	840	1,626
Swap Agreements	0	225	0	21	2,287	2,533

	$0	$227	$0	$(23,799)	$2,566	$(21,006)

	$0	$265	$0	$(23,799)	$6,670	$(16,864)

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,136	$129,148	$0	$130,284
Industrials	0	11,846	0	11,846
Utilities	0	3,419	0	3,419
Municipal Bonds & Notes
West Virginia	0	292	0	292
U.S. Government Agencies	0	21,506	0	21,506
U.S. Treasury Obligations	0	1,795,273	0	1,795,273
Non-Agency Mortgage-Backed Securities	0	30,103	0	30,103
Asset-Backed Securities	0	95,998	0	95,998
Sovereign Issues	0	70,875	0	70,875
Short-Term Instruments
Repurchase Agreements	0	1,958	0	1,958
	$1,136	$2,160,418	$0	$2,161,554

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,058	$0	$0	$41,058

Total Investments	$42,194	$2,160,418	$0	$2,202,612

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	449	37	0	486
Over the counter	0	10,777	0	10,777
	$449	$10,814	$0	$11,263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(525)	(667)	0	(1,192)
Over the counter	0	(18,795)	0	(18,795)
	$(525)	$(19,462)	$0	$(19,987)

Totals	$42,118	$2,151,770	$0	$2,193,888

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	141

Schedule of Investments PIMCO Senior Floating Rate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.0%

BANK LOAN OBLIGATIONS 91.0%
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	$49	$50
4.500% due 02/16/2023	75	75
Activision Blizzard, Inc.
3.250% due 10/12/2020	30	30
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	24	24
Albertson’s Holdings LLC
5.500% due 03/21/2019	197	197
5.500% due 08/25/2021	297	298
Amsurg Corp.
3.500% due 07/16/2021	98	98
Aramark Services, Inc.
3.250% due 02/24/2021	125	125
Atrium Innovations, Inc.
7.750% due 08/13/2021	75	62
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	450	448
AWAS Aviation Capital Ltd.
4.870% due 06/18/2018	75	75
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	456	456
B&G Foods, Inc.
3.750% - 5.500% due 11/02/2022	100	100
BE Aerospace, Inc.
4.000% due 12/16/2021	211	212
Beacon Roofing Supply, Inc.
4.000% due 10/01/2022	249	249
Berlin Packaging LLC
4.500% - 6.000% due 10/01/2021	49	49
Berry Plastics Holding Corp.
3.750% due 01/06/2021	136	136
4.000% due 10/01/2022	139	139
Calpine Corp.
3.500% due 05/27/2022	25	25
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018	100	100
4.000% due 07/31/2021	100	100
CDRH Parent, Inc.
5.250% due 07/01/2021	49	45
Charter Communications Operating LLC
3.500% due 01/24/2023	450	451
Chemours Co.
3.750% due 05/12/2022	128	122
Chrysler Group LLC
3.500% due 05/24/2017	14	14
CommScope, Inc.
3.750% due 12/29/2022	174	173
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018	1	1
3.750% due 12/31/2019	226	222
4.000% due 01/27/2021	358	353
CPG International, Inc.
4.750% due 09/30/2020	280	274
Crosby U.S. Acquisition Corp.
7.000% due 11/22/2021	108	66
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	447	448
Dell International LLC
4.000% due 04/29/2020	496	496
Delos Finance SARL
3.500% due 03/06/2021	150	151
DJO Finance LLC
4.250% due 06/08/2020	75	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dollar Tree, Inc.
3.500% due 07/06/2022	$98	$99
Doosan Infracore International, Inc.
4.500% due 05/28/2021	288	286
Dynegy Holdings, Inc.
4.000% due 04/23/2020	168	166
Endo Luxembourg Finance Co. SARL
3.750% due 09/26/2022	124	123
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	655	655
Envision Healthcare Corp.
4.500% due 10/28/2022	100	100
EP Energy LLC
3.500% due 05/24/2018	33	22
Equinix, Inc.
4.000% due 01/08/2023	50	50
First Data Corp.
TBD% due 03/24/2021	300	300
3.932% due 03/24/2018	198	198
4.182% due 07/08/2022	115	115
GCI Holdings, Inc.
4.000% due 02/02/2022	74	74
GCP Applied Technologies, Inc.
5.250% due 02/03/2022	25	25
Generac Power Systems, Inc.
3.500% due 05/31/2020	100	99
Global Payments, Inc.
TBD% due 03/23/2023	50	50
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	75	75
Granite Acquisition, Inc.
5.000% due 12/19/2021	49	46
Gray Television, Inc.
3.938% due 06/13/2021	17	17
Grifols Worldwide Operations USA, Inc.
3.433% due 02/27/2021	175	175
Hanesbrands, Inc.
3.250% due 04/29/2022	25	25
HCA, Inc.
3.381% due 05/01/2018	125	125
3.683% due 03/17/2023	100	101
HD Supply, Inc.
3.750% due 08/13/2021	274	272
Headwaters, Inc.
4.500% due 03/24/2022	50	50
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	398	398
Huntsman International LLC
TBD% due 03/23/2023	25	25
3.750% due 10/01/2021	272	270
iHeartCommunications, Inc.
7.183% due 01/30/2019	200	137
Immucor, Inc.
5.000% due 08/17/2018	50	48
Ineos U.S. Finance LLC
4.250% due 03/31/2022	148	147
ION Media Networks, Inc.
4.750% due 12/18/2020	25	24
J. Crew Group, Inc.
4.000% due 03/05/2021	6	5
Jarden Corp.
3.183% due 09/30/2020	43	43
3.183% due 07/30/2022	57	57
Jefferies Finance LLC
4.500% due 05/14/2020	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAR Auction Services, Inc.
3.938% due 03/11/2021	$74	$74
4.250% due 03/09/2023	25	25
Keurig Green Mountain, Inc.
5.250% due 03/03/2023	95	95
Kinetic Concepts, Inc.
4.500% due 05/04/2018	364	363
Kronos, Inc.
4.500% due 10/30/2019	266	265
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	275
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	248	249
MacDermid, Inc.
5.500% due 06/07/2020	100	96
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	75	72
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	75	75
Media General, Inc.
4.000% due 07/31/2020	138	138
MGM Resorts International
3.500% due 12/20/2019	248	248
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	49	49
MPG Holdco, Inc.
3.750% due 10/20/2021	78	78
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	119	119
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	253	233
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	73	55
Norwegian Cruise Line Holdings Ltd.
4.000% due 11/19/2021	49	49
Novelis, Inc.
4.000% due 06/02/2022	124	121
NXP BV
3.750% due 12/07/2020	110	110
ON Semiconductor Corp.
TBD% due 03/31/2023	200	201
Onex TSG Holdings Corp.
5.000% due 07/31/2022	50	49
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	23	23
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	278	257
Owens-Illinois, Inc.
3.500% due 09/01/2022	174	174
Performance Food Group Co.
6.000% - 7.500% due 11/14/2019	20	20
PetSmart, Inc.
4.250% due 03/11/2022	308	307
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	14	14
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	78	78
3.750% due 01/13/2023	100	100
Ply Gem Industries, Inc.
4.000% due 02/01/2021	229	225
Post Holdings, Inc.
3.750% due 06/02/2021	25	25
Quintiles Transnational Corp.
3.250% due 05/12/2022	50	50
Realogy Corp.
3.750% due 03/05/2020	487	488

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SBA Senior Finance LLC
3.250% due 03/24/2021	$199	$199
Scientific Games International, Inc.
6.000% due 10/18/2020	206	201
6.000% due 10/01/2021	99	96
Select Medical Corp.
6.000% due 03/03/2021	100	99
Sensata Technologies BV
3.000% due 10/14/2021	74	74
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	229
ServiceMaster Co.
4.250% due 07/01/2021	272	272
Sinclair Television Group, Inc.
3.500% due 07/30/2021	25	25
Spectrum Brands, Inc.
3.500% due 06/23/2022	184	185
SS&C Technologies, Inc.
4.000% - 4.083% due 07/08/2022	175	175
Sun Products Corp.
5.500% due 03/23/2020	33	32
T-Mobile USA, Inc.
3.500% due 11/09/2022	349	351
Telesat Canada
3.500% due 03/28/2019	220	220
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	196	196
TI Group Automotive Systems LLC
4.500% due 06/30/2022	75	74
TransUnion LLC
3.500% due 04/09/2021	210	208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tribune Media Co.
3.750% due 12/27/2020	$312	$311
Truven Health Analytics, Inc.
4.500% due 06/06/2019	223	223
U.S. Coatings Acquisition, Inc.
3.750% due 02/01/2020	220	219
U.S. Renal Care, Inc.
5.250% due 12/31/2022	100	100
Univar, Inc.
4.250% due 07/01/2022	50	49
Univision Communications, Inc.
4.000% due 03/01/2020	278	275
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022	268	253
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023	500	497
Vizient, Inc.
6.250% due 02/13/2023	100	101
Western Digital Corp.
TBD% due 03/16/2023	135	134
Westmoreland Coal Co.
7.500% due 12/16/2020	173	104
Wilsonart LLC
4.000% due 10/31/2019	278	275
XPO Logistics, Inc.
5.500% due 11/01/2021	100	100
Zebra Technologies Corp.
4.750% due 10/27/2021	22	22
Ziggo Financing Partnership
3.500% - 3.601% due 01/15/2022	75	74

Total Bank Loan Obligations (Cost $20,792)		20,536

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (a) 1.0%
		$217

	Total Short-Term Instruments (Cost $217)	217

	Total Investments in Securities (Cost $21,009)	20,753

	SHARES
INVESTMENTS IN AFFILIATES 10.8%

SHORT-TERM INSTRUMENTS 10.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio III	245,439	2,425

	Total Short-Term Instruments (Cost $2,426)	2,425

	Total Investments in Affiliates (Cost $2,426)	2,425

	Total Investments 102.8% (Cost $23,435)	$23,178

Other Assets and Liabilities, net (2.8%)		(621)

	Net Assets 100.0%	$22,557

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$217	U.S. Treasury Notes 1.625% due 04/30/2019	$(226)	$217	$217

Total Repurchase Agreements						$(226)	$217	$217

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$217	$0	$0	$217	$(226)	$(9)

Total Borrowings and Other Financing Transactions	$217	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	143

Schedule of Investments PIMCO Senior Floating Rate Portfolio (Cont.)

March 31, 2016

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9)	$0	$(9)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8)	$0	$(8)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$100	$19,748	$688	$20,536
Short-Term Instruments
Repurchase Agreements	0	217	0	217
	$100	$19,965	$688	$20,753

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,425	$0	$0	$2,425

Total Investments	$2,525	$19,965	$688	$23,178

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$1,928	$322	$(1,586)	$1	$(97)	$(81)	$362	$(161)	$688	$(69)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$688	Third Party Vendor	Broker Quote	60.25-100.25

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.0%

CORPORATE BONDS & NOTES 1.9%

BANKING & FINANCE 0.8%
Countrywide Financial Corp.
6.250% due 05/15/2016	$5,000	$5,029
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	150

		5,179

INDUSTRIALS 1.1%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	5,939	6,370
UAL Pass-Through Trust
6.636% due 01/02/2024	889	932

		7,302

Total Corporate Bonds & Notes (Cost $13,218)		12,481

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
0.479% due 12/25/2036	207	206
0.493% due 12/25/2036	11	10
0.553% due 03/25/2034	152	151
0.633% due 05/25/2035	38	38
0.733% due 01/25/2034	31	31
0.783% due 05/25/2042 - 09/25/2042	314	313
0.812% due 03/25/2027	82	81
0.833% due 08/25/2017 - 12/25/2033	156	157
0.840% due 05/18/2032	87	88
0.841% due 11/17/2030	22	22
0.850% due 03/25/2027	173	173
0.873% due 05/25/2036	49	49
0.883% due 10/25/2030	63	63
0.890% due 10/18/2030	68	68
0.891% due 09/17/2027	55	56
0.933% due 08/25/2031 - 01/25/2033	133	135
0.940% due 11/18/2030	42	43
0.983% due 12/25/2021 - 12/25/2030	52	52
1.033% due 04/25/2022 - 12/25/2023	55	55
1.083% due 10/25/2022 - 11/25/2031	118	120
1.133% due 09/25/2022 - 04/25/2032	84	85
1.183% due 05/25/2022	55	56
1.233% due 09/25/2020	20	20
1.263% due 01/25/2022	36	37
1.433% due 12/25/2023 - 04/25/2032	306	313
1.522% due 07/01/2042 - 07/01/2044	789	804
1.572% due 09/01/2041	42	43
1.583% due 04/25/2023 - 10/25/2023	106	109
1.630% due 03/25/2022	6	6
1.633% due 05/25/2022 - 01/25/2024	155	158
1.722% due 09/01/2040	7	7
1.730% due 10/25/2021	11	11
1.750% due 07/01/2017	1	1
1.775% due 06/01/2033	251	265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.813% due 05/01/2034	$92	$94
1.818% due 10/01/2034	317	329
1.823% due 07/01/2033	247	248
1.864% due 04/25/2023	12	12
1.875% due 11/01/2036	172	176
1.879% due 10/01/2024	14	15
1.896% due 04/01/2028	52	53
1.899% due 07/01/2022 - 08/01/2032	6	6
1.905% due 07/01/2027 - 11/01/2040	49	50
1.906% due 06/01/2035	84	88
1.912% due 04/01/2033	136	141
1.915% due 12/01/2032	49	52
1.935% due 05/01/2035	58	61
1.942% due 04/01/2035	22	23
1.953% due 12/01/2032	113	116
1.959% due 05/01/2032	61	65
1.960% due 08/01/2028	209	218
1.965% due 10/01/2032 - 05/01/2034	197	202
1.974% due 07/01/2035	302	319
1.976% due 09/01/2033	199	207
1.995% due 07/01/2036	81	82
2.021% due 01/01/2035	10	10
2.022% due 06/01/2034	53	53
2.025% due 09/01/2033	97	101
2.027% due 01/01/2035	146	152
2.040% due 01/01/2034	124	128
2.047% due 01/01/2033	19	20
2.056% due 04/01/2034	50	52
2.076% due 09/01/2034	68	71
2.084% due 10/01/2032	19	19
2.090% due 01/01/2035	54	56
2.092% due 11/01/2033	290	303
2.119% due 07/01/2034	357	373
2.120% due 07/01/2035	43	46
2.127% due 07/01/2035	37	38
2.135% due 04/01/2037	83	86
2.138% due 02/01/2037	50	51
2.142% due 07/01/2034	164	170
2.145% due 07/01/2033	223	236
2.150% due 11/01/2022 - 05/01/2030	26	27
2.160% due 08/01/2035	150	153
2.167% due 07/01/2037	115	121
2.168% due 03/01/2034	291	303
2.195% due 04/01/2034	39	41
2.206% due 09/01/2033	92	96
2.208% due 09/01/2033	46	47
2.212% due 11/01/2035	54	57
2.223% due 02/01/2035	45	47
2.236% due 11/01/2035	87	90
2.245% due 01/01/2033	126	127
2.247% due 05/01/2033	17	18
2.250% due 08/01/2034	100	106
2.253% due 02/01/2035	222	231
2.254% due 02/01/2032	10	10
2.255% due 12/01/2034	36	38
2.272% due 11/01/2035 - 05/01/2036	155	163
2.290% due 01/01/2033	10	10
2.294% due 07/01/2034	128	136
2.295% due 04/01/2034	169	173
2.310% due 08/01/2033	3	3
2.317% due 07/01/2033 - 09/01/2033	374	396
2.318% due 12/01/2035	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.346% due 11/01/2034	$31	$33
2.347% due 01/01/2019 - 06/01/2020	37	38
2.349% due 11/01/2032	31	32
2.350% due 07/01/2034	43	45
2.356% due 02/01/2035	93	98
2.363% due 11/01/2034 - 03/01/2035	572	599
2.367% due 04/01/2036	5	6
2.370% due 10/01/2035	235	245
2.371% due 06/01/2035	29	31
2.372% due 08/01/2035	245	259
2.375% due 06/01/2019 - 04/01/2035	205	208
2.384% due 04/01/2033	43	45
2.393% due 01/01/2034 - 07/01/2035	8	8
2.395% due 09/01/2033	45	47
2.398% due 04/01/2035	36	38
2.409% due 01/01/2033 - 12/01/2034	184	195
2.420% due 07/01/2036	78	78
2.425% due 03/01/2035	9	10
2.427% due 11/01/2026	239	248
2.435% due 01/01/2037	9	10
2.436% due 03/01/2034	230	243
2.439% due 06/01/2037	79	84
2.440% due 05/01/2035	109	112
2.443% due 07/01/2035	15	15
2.444% due 04/01/2040	507	537
2.445% due 07/01/2037	164	174
2.455% due 08/01/2033 - 09/01/2033	140	146
2.465% due 09/01/2034	149	153
2.469% due 01/01/2035	88	93
2.470% due 02/01/2035	34	36
2.471% due 10/01/2034	25	27
2.473% due 02/01/2035 - 07/01/2035	336	341
2.474% due 12/01/2036	210	221
2.476% due 01/01/2033	11	12
2.490% due 06/01/2027 - 08/01/2035	85	90
2.491% due 09/01/2035	185	195
2.495% due 04/01/2036	203	208
2.497% due 07/01/2033 - 01/01/2036	395	419
2.499% due 10/01/2033	291	307
2.500% due 06/01/2034 - 07/01/2035	76	78
2.504% due 06/01/2030 - 05/01/2033	49	51
2.506% due 10/01/2035	47	50
2.507% due 09/01/2036	5	5
2.510% due 11/01/2043	118	120
2.511% due 11/01/2031	26	28
2.514% due 04/01/2035	54	57
2.517% due 04/01/2033	19	20
2.523% due 11/01/2033	148	155
2.524% due 05/01/2036	279	295
2.525% due 09/01/2032 - 02/01/2034	164	172
2.527% due 11/01/2033	392	409
2.528% due 01/01/2034	66	66
2.530% due 07/01/2017	1	1
2.541% due 11/01/2034	30	32
2.545% due 11/01/2034	65	69

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.546% due 01/01/2033 - 04/01/2033	$10	$10
2.549% due 02/01/2034	108	114
2.560% due 06/01/2036	115	122
2.566% due 01/01/2036	7	8
2.581% due 01/01/2033	29	30
2.583% due 11/01/2033	276	293
2.586% due 10/01/2033	110	114
2.587% due 10/01/2033	74	78
2.592% due 07/01/2029	19	19
2.600% due 12/01/2036	19	20
2.603% due 12/01/2035	36	38
2.605% due 01/01/2033 - 12/01/2035	227	234
2.611% due 02/01/2035	93	98
2.612% due 12/01/2035	35	36
2.615% due 10/01/2043	17	17
2.617% due 09/01/2029	181	186
2.618% due 03/01/2034	22	22
2.620% due 05/01/2035	172	177
2.621% due 05/01/2037	421	437
2.625% due 12/01/2033 - 02/01/2036	774	801
2.633% due 06/01/2030	2	2
2.635% due 03/01/2036	124	129
2.641% due 11/01/2034	25	26
2.643% due 09/01/2035	606	642
2.644% due 07/01/2026	279	293
2.645% due 06/01/2034	269	272
2.650% due 11/01/2032 - 03/01/2035	305	315
2.653% due 02/01/2034	273	291
2.659% due 11/01/2033	78	83
2.666% due 02/01/2034	48	50
2.670% due 12/01/2035	65	66
2.689% due 03/01/2033 - 04/01/2035	118	125
2.704% due 03/01/2033	89	89
2.719% due 08/01/2033	572	601
2.720% due 07/01/2019	2	2
2.739% due 08/01/2037	629	655
2.750% due 03/01/2034 - 06/01/2034	218	223
2.770% due 07/01/2019	4	4
2.802% due 03/01/2033	12	13
2.817% due 01/01/2036	18	19
2.836% due 12/01/2030	4	4
2.844% due 03/01/2035	216	232
2.979% due 12/01/2018	2	3
2.990% due 09/01/2017 - 08/01/2024	10	10
3.005% due 05/01/2036	274	286
3.075% due 01/01/2018	1	1
3.181% due 03/01/2030	528	549
3.215% due 09/01/2018 - 05/01/2036	109	114
3.221% due 09/01/2035	278	296
3.271% due 12/01/2018	3	3
3.283% due 08/25/2042	46	51
3.290% due 04/01/2033	254	255
3.310% due 02/25/2032	39	39
3.750% due 06/01/2021	12	12
3.831% due 05/01/2036	90	94
4.000% due 08/25/2018	5	5
4.500% due 09/25/2018	14	14
5.240% due 03/01/2038	103	105
5.500% due 08/25/2020	15	16
5.703% due 12/25/2042	170	195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2017 - 08/25/2044	$72	$80
6.250% due 05/25/2042	40	47
6.454% due 11/01/2047	379	379
6.500% due 07/25/2021 - 01/25/2044	939	1,063
6.534% due 09/01/2024	496	502
6.700% due 10/01/2047	122	122
7.000% due 02/25/2023 - 02/25/2044	103	114
7.500% due 05/01/2028 - 05/25/2042	51	57
8.000% due 08/25/2022 - 10/01/2026	137	151
9.000% due 03/25/2020 - 01/01/2026	69	73
9.500% due 07/01/2021	9	9
Freddie Mac
0.693% due 08/25/2031	663	650
0.713% due 09/25/2031	382	377
0.736% due 03/15/2036	6	6
0.783% due 06/25/2029	113	115
0.786% due 02/15/2029 - 03/15/2029	67	68
0.833% due 05/25/2043	1,377	1,369
0.836% due 07/15/2026 - 01/15/2033	201	203
0.886% due 03/15/2024 - 08/15/2029	215	217
0.936% due 05/15/2023 - 01/15/2032	240	242
0.986% due 08/15/2029 - 03/15/2032	203	207
1.036% due 08/15/2022 - 12/15/2031	296	301
1.136% due 04/15/2022	15	15
1.522% due 10/25/2044 - 02/25/2045	1,024	1,044
1.655% due 09/01/2037	388	395
1.722% due 07/25/2044	4,679	4,919
1.899% due 01/01/2030	60	62
1.905% due 02/01/2019	20	21
2.039% due 12/01/2035	57	59
2.165% due 09/01/2034	154	159
2.225% due 08/01/2033	36	38
2.254% due 11/01/2024	28	28
2.290% due 01/01/2037	58	59
2.319% due 12/01/2024	153	158
2.361% due 03/01/2035	65	69
2.374% due 10/01/2027	17	18
2.375% due 11/01/2029	64	64
2.396% due 04/01/2036	396	395
2.405% due 03/01/2036	407	424
2.415% due 08/01/2035 - 07/01/2036	411	422
2.416% due 08/01/2035	9	10
2.420% due 04/01/2036	32	33
2.450% due 07/01/2033 - 05/01/2035	301	317
2.469% due 09/01/2034	50	52
2.472% due 07/01/2035	133	141
2.473% due 08/01/2035	321	336
2.475% due 09/01/2030 - 05/01/2035	238	244
2.480% due 11/01/2036	675	709
2.485% due 07/01/2036	1	1
2.491% due 06/01/2036	65	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 04/01/2032 - 09/01/2035	$188	$197
2.507% due 12/01/2032	30	32
2.508% due 07/01/2033	5	6
2.518% due 07/01/2035	9	10
2.520% due 11/01/2036	6	6
2.521% due 09/01/2035	25	27
2.530% due 09/01/2034	376	400
2.536% due 04/01/2035	129	132
2.545% due 09/01/2037	339	359
2.546% due 04/01/2032 - 05/01/2033	194	206
2.564% due 03/01/2032	143	150
2.567% due 11/01/2033	71	75
2.577% due 01/01/2036	91	96
2.578% due 08/01/2036	56	57
2.580% due 12/01/2036	110	117
2.582% due 09/01/2034	161	165
2.586% due 06/01/2035	6	6
2.590% due 09/01/2035	19	20
2.595% due 01/01/2034 - 10/01/2034	645	687
2.603% due 04/01/2034	223	234
2.605% due 09/01/2035	113	115
2.608% due 11/01/2033	235	248
2.610% due 01/01/2030	168	175
2.617% due 06/01/2035	24	25
2.618% due 09/01/2035	91	97
2.623% due 02/01/2037	25	26
2.625% due 12/01/2034	252	265
2.630% due 01/01/2035	82	83
2.638% due 01/01/2036	15	16
2.640% due 12/01/2035	29	31
2.645% due 11/01/2036	35	37
2.698% due 12/01/2034	18	19
2.704% due 01/01/2035	18	19
2.729% due 03/01/2035	235	239
2.739% due 03/01/2036	283	296
2.741% due 02/01/2036	12	13
2.754% due 08/01/2023	12	13
2.756% due 02/01/2036	20	21
2.781% due 04/01/2034	8	8
2.790% due 11/01/2034 - 09/01/2035	424	434
2.811% due 02/01/2035	74	77
2.812% due 01/01/2037	8	8
2.835% due 08/01/2037	248	260
2.844% due 10/01/2035	246	259
2.860% due 02/01/2036	29	31
2.891% due 03/01/2030	78	80
2.947% due 02/01/2036	53	56
2.973% due 01/01/2027	266	278
2.985% due 12/01/2034	21	21
2.986% due 03/01/2035	105	111
3.005% due 02/01/2035	511	548
3.029% due 07/01/2019	1	1
3.364% due 09/01/2030	298	316
3.643% due 04/01/2030	497	529
4.500% due 03/15/2021 - 04/15/2032	308	344
5.500% due 05/15/2017 - 10/15/2032	22	26
5.517% due 03/01/2036	10	11
6.000% due 09/15/2016 - 05/01/2035	59	68
6.074% due 07/01/2037	222	227
6.115% due 09/01/2036	237	237
6.250% due 12/15/2023	8	9

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 06/01/2017 - 07/15/2027	$77	$87
8.500% due 11/15/2021	96	108
Ginnie Mae
0.641% due 01/16/2031	15	15
0.782% due 06/20/2032	43	43
0.841% due 03/16/2029 - 02/16/2032	122	122
0.891% due 03/16/2031	36	36
0.941% due 04/16/2030 - 04/16/2032	90	91
1.750% due 01/20/2027 - 04/20/2033	409	424
1.875% due 07/20/2026 - 09/20/2032	730	760
2.000% due 02/20/2025 - 10/20/2029	590	614

Total U.S. Government Agencies (Cost $52,884)		54,648

NON-AGENCY MORTGAGE-BACKED SECURITIES 48.9%
Adjustable Rate Mortgage Trust
0.683% due 10/25/2035	18	16
1.173% due 02/25/2035	159	158
2.810% due 11/25/2035 ^	373	314
2.865% due 03/25/2035	69	67
American Home Mortgage Investment Trust
1.013% due 02/25/2045	2,612	2,565
2.314% due 10/25/2034	195	196
2.881% due 02/25/2045	457	458
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	2,594	2,611
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	320	324
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,663
Banc of America Funding Ltd.
0.661% due 11/03/2041	1,283	1,268
0.701% due 10/03/2039	1,435	1,406
Banc of America Funding Trust
2.536% due 06/25/2034	901	900
2.826% due 05/25/2035	34,266	34,997
2.865% due 03/20/2035	39	38
2.870% due 11/20/2035 ^	257	226
Banc of America Mortgage Trust
2.623% due 06/25/2034	58	58
2.794% due 05/25/2033	547	548
2.868% due 11/25/2034	27	27
2.876% due 04/25/2034	162	161
2.881% due 09/25/2033	225	220
2.896% due 01/25/2035	99	98
2.909% due 02/25/2034	905	866
2.913% due 01/25/2034	107	106
2.968% due 10/25/2035 ^	132	123
3.005% due 10/25/2033	738	748
3.032% due 11/25/2033	135	134
3.431% due 02/25/2033	180	177
5.000% due 12/25/2018	13	13
6.500% due 09/25/2033	284	299
BCAP LLC Trust
0.566% due 06/26/2037	1,392	1,366
0.646% due 02/26/2036	4,391	4,191
0.983% due 04/26/2036	5,008	5,025
2.005% due 05/26/2037	1,196	1,193
2.190% due 12/26/2036	1,161	1,157
2.226% due 06/26/2037	91	90
2.553% due 11/26/2035	2,192	2,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.600% due 03/26/2037	$470	$472
2.709% due 05/20/2035	1,303	1,294
2.786% due 10/26/2035	804	802
2.807% due 07/26/2036	735	729
2.860% due 02/26/2036	5,749	5,740
3.000% due 10/26/2035	1,099	1,099
3.004% due 05/26/2047	401	400
3.024% due 04/26/2037	39	39
3.048% due 04/26/2037	2,178	2,133
4.378% due 07/26/2037	576	575
5.250% due 06/26/2035	2,503	2,574
5.499% due 02/26/2036	1,559	1,587
5.500% due 12/26/2035	326	326
6.500% due 02/26/2036	3,918	3,618
BCRR Trust
5.794% due 08/17/2045	7,400	7,566
Bear Stearns Adjustable Rate Mortgage Trust
2.502% due 02/25/2033	7	6
2.535% due 10/25/2033	39	38
2.539% due 10/25/2033	1	1
2.801% due 04/25/2033	162	162
2.810% due 05/25/2033	1	1
2.837% due 10/25/2034	27	27
2.862% due 10/25/2035	627	628
2.880% due 01/25/2034	611	607
2.889% due 01/25/2035	108	102
2.911% due 02/25/2034	132	131
2.926% due 02/25/2033	7	7
2.971% due 01/25/2034	198	200
3.043% due 02/25/2034	872	838
3.156% due 07/25/2034	81	81
3.160% due 01/25/2035	98	95
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	646	567
0.773% due 08/25/2036	12	10
2.811% due 11/25/2036 ^	534	365
Chase Mortgage Finance Trust
2.680% due 12/25/2035 ^	99	90
2.689% due 12/25/2035 ^	150	136
2.756% due 02/25/2037	1,594	1,465
Citigroup Mortgage Loan Trust, Inc.
1.236% due 08/25/2035 ^	553	414
1.735% due 08/25/2034	8	8
2.430% due 09/25/2035	290	289
2.660% due 05/25/2035	227	223
2.740% due 11/25/2035	617	587
2.836% due 03/25/2034	63	62
Countrywide Alternative Loan Trust
0.633% due 06/25/2037	2,421	2,055
1.721% due 08/25/2035	4,589	4,091
2.591% due 10/25/2035 ^	131	119
2.813% due 06/25/2037	432	215
Countrywide Home Loan Mortgage Pass-Through Trust
0.783% due 08/25/2035 ^	231	142
2.525% due 08/25/2033	215	202
2.526% due 08/25/2034 ^	1,494	1,294
2.565% due 06/20/2035	325	314
2.602% due 02/20/2036 ^	61	54
2.664% due 11/25/2034	3,754	3,552
2.714% due 12/25/2033	167	166
2.807% due 11/19/2033	72	70
2.866% due 11/19/2033	23	23
5.500% due 11/25/2035 ^	339	317
Credit Suisse First Boston Mortgage Securities Corp.
2.053% due 07/25/2033	429	412
2.373% due 07/25/2033	394	391
2.587% due 10/25/2033	642	641

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.666% due 01/25/2034	$1,176	$1,156
2.780% due 11/25/2032	19	19
Credit Suisse Mortgage Capital Certificates
4.378% due 07/26/2037	7,862	7,846
5.695% due 09/15/2040	190	194
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	75	76
5.250% due 06/25/2035	347	354
Deutsche Mortgage & Asset Receiving Corp.
1.536% due 07/27/2045	7,977	7,953
First Horizon Alternative Mortgage Securities Trust
2.321% due 08/25/2034	552	541
2.419% due 07/25/2035	257	202
First Horizon Mortgage Pass-Through Trust
0.703% due 02/25/2035	117	106
1.128% due 02/25/2035	582	540
2.705% due 02/25/2034	404	401
2.959% due 04/25/2035	697	685
First Republic Bank Mortgage Pass-Through Certificates
0.913% due 06/25/2030	190	188
First Republic Mortgage Loan Trust
1.236% due 11/15/2032	291	274
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,813	4,932
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	644	662
GMAC Mortgage Corp. Loan Trust
3.029% due 11/19/2035	317	295
GS Mortgage Securities Trust
2.186% due 07/15/2031	10,000	9,974
GSR Mortgage Loan Trust
0.623% due 08/25/2046	436	423
0.783% due 01/25/2034	422	408
2.220% due 03/25/2033	18	17
2.277% due 06/25/2034	22	21
2.312% due 06/25/2034	180	174
2.799% due 09/25/2034	7,080	6,704
2.838% due 09/25/2035	15,990	16,056
2.845% due 08/25/2034	141	137
2.869% due 05/25/2035	193	179
6.000% due 03/25/2032	8	8
HarborView Mortgage Loan Trust
0.622% due 02/19/2046	1,258	955
0.652% due 05/19/2035	78	64
Impac CMB Trust
1.073% due 08/25/2035	2,338	2,050
IndyMac Adjustable Rate Mortgage Trust
1.864% due 01/25/2032	52	50
IndyMac Mortgage Loan Trust
0.623% due 09/25/2046	639	524
1.213% due 05/25/2034	122	115
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	13
JPMorgan Mortgage Trust
2.137% due 11/25/2033	32	31
2.502% due 07/25/2035	52	51
2.553% due 11/25/2035	384	357
2.627% due 09/25/2034	3	3
2.680% due 11/25/2033	60	61
2.796% due 07/25/2035	822	817
2.823% due 10/25/2035	630	620
2.824% due 07/25/2035	771	702
2.857% due 04/25/2035	523	524
MASTR Adjustable Rate Mortgages Trust
2.258% due 12/25/2033	156	151
2.341% due 02/25/2034	356	346

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.698% due 08/25/2034	$3,484	$3,439
2.719% due 01/25/2036	256	253
2.769% due 09/25/2033	772	770
2.812% due 11/21/2034	206	211
2.862% due 01/25/2034	40	38
2.951% due 08/25/2034	757	746
2.997% due 07/25/2034	1,659	1,567
MASTR Asset Securitization Trust
5.500% due 09/25/2033	619	619
Merrill Lynch Mortgage Investors Trust
1.053% due 08/25/2028	137	132
1.093% due 06/25/2028	326	310
1.701% due 03/25/2028	507	474
2.361% due 04/25/2035	1,072	1,038
2.644% due 02/25/2035	262	261
2.750% due 09/25/2033	21	21
3.011% due 02/25/2034	91	87
Morgan Stanley Bank of America Merrill Lynch Trust
3.372% due 10/15/2048	10,000	10,432
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,231
Morgan Stanley Mortgage Loan Trust
0.753% due 01/25/2035	1,559	1,444
2.500% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045	21,899	22,392
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.599% due 10/25/2035	69	64
3.512% due 05/25/2035	92	92
Prime Mortgage Trust
0.833% due 02/25/2034	67	63
5.000% due 08/25/2034	70	70
6.000% due 02/25/2034	28	29
Provident Funding Mortgage Loan Trust
2.691% due 05/25/2035	76	76
RBSSP Resecuritization Trust
0.756% due 03/26/2037	260	254
0.756% due 08/26/2045	434	405
Residential Accredit Loans, Inc. Trust
3.244% due 04/25/2035 ^	2	0
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	55	57
7.500% due 12/25/2031	568	581
Residential Asset Securitization Trust
3.750% due 10/25/2018	3	3
5.250% due 04/25/2034	200	204
Residential Funding Mortgage Securities, Inc. Trust
3.876% due 02/25/2036 ^	269	242
6.500% due 03/25/2032	19	20
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	477	481
6.068% due 09/17/2039	9,998	10,166
Sequoia Mortgage Trust
0.832% due 10/20/2027	247	241
1.120% due 03/20/2035	642	575
1.192% due 04/20/2033	68	64
1.388% due 05/20/2034	1,811	1,726
2.023% due 07/20/2034	54	53
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 03/25/2035	189	158
0.733% due 09/25/2034	256	112
0.873% due 08/25/2035	1,169	1,086
2.718% due 08/25/2034	1,296	1,264
2.795% due 09/25/2034	404	399
3.128% due 08/25/2034	2,210	2,147
Structured Asset Mortgage Investments Trust
1.112% due 11/19/2033	86	81

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.112% due 05/19/2035	$376	$363
1.132% due 12/19/2034	5,833	5,610
1.132% due 02/19/2035	5,602	5,363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.195% due 05/25/2032	8	8
2.473% due 06/25/2033	3,525	3,435
2.515% due 07/25/2032	14	13
2.521% due 09/25/2033	109	107
2.543% due 03/25/2033	407	399
2.761% due 11/25/2033	106	104
WaMu Mortgage Pass-Through Certificates Trust
0.653% due 08/25/2046 ^	320	30
0.693% due 11/25/2045	8,505	7,804
0.703% due 12/25/2045	4,308	4,035
0.723% due 07/25/2045	10,811	10,156
0.723% due 10/25/2045	5,424	5,027
0.723% due 12/25/2045	4,480	3,860
1.233% due 01/25/2045	2,129	1,951
1.351% due 08/25/2046	115	95
1.551% due 11/25/2042	243	225
1.717% due 08/25/2042	22	20
2.155% due 08/25/2046	2,654	2,350
2.155% due 09/25/2046	6,712	5,828
2.431% due 10/25/2035 ^	1,098	194
2.472% due 02/25/2037 ^	497	444
2.475% due 08/25/2033	1,190	931
2.497% due 09/25/2035	893	858
2.537% due 10/25/2033	480	488
Washington Mutual Mortgage Pass-Through Certificates Trust
2.145% due 02/25/2031	1	1
2.273% due 02/25/2033	29	28
2.399% due 02/25/2033	39	39
2.473% due 11/25/2030	201	200
2.480% due 06/25/2033	46	46
7.000% due 03/25/2034	98	103
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	370	321
2.635% due 10/25/2033	39	39
2.681% due 12/25/2033	90	89
2.706% due 01/25/2034	180	184
2.725% due 06/25/2034	81	81
2.740% due 10/25/2035	115	112
2.743% due 08/25/2035	45	44
2.745% due 09/25/2034	231	233
2.750% due 12/25/2034	918	914
2.765% due 04/25/2036 ^	21	21
2.772% due 05/25/2034	18	18
2.787% due 12/25/2033	181	182
2.794% due 06/25/2035	110	114
2.811% due 08/25/2033	432	443
2.836% due 06/25/2035	79	80
2.969% due 04/25/2035	292	292
6.000% due 09/25/2036 ^	74	70
Wells Fargo Re-REMIC Trust
5.703% due 05/16/2017	9,000	9,227

Total Non-Agency Mortgage-Backed Securities (Cost $332,424)		329,847

ASSET-BACKED SECURITIES 24.6%
Accredited Mortgage Loan Trust
1.193% due 01/25/2034	189	151
1.306% due 01/25/2035	1,661	1,533
ACE Securities Corp. Home Equity Loan Trust
0.633% due 02/25/2036	9,599	9,555
3.058% due 06/25/2033 ^	816	805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.786% due 02/25/2033	$994	$936
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.471% due 01/25/2034	499	463
1.486% due 12/25/2033	5,183	4,642
Asset-Backed Funding Certificates Trust
1.053% due 04/25/2034	7,832	7,724
Bear Stearns Asset-Backed Securities Trust
0.843% due 12/25/2035	766	755
1.433% due 11/25/2042	256	235
2.272% due 10/25/2036	2,248	1,759
Bear Stearns Second Lien Trust
1.633% due 12/25/2036	21,100	19,710
Carrington Mortgage Loan Trust
0.613% due 02/25/2036	131	128
Citigroup Mortgage Loan Trust, Inc.
0.863% due 07/25/2035	594	592
0.883% due 07/25/2044	13	12
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	161	163
Conseco Financial Corp.
6.240% due 12/01/2028	204	214
Countrywide Asset-Backed Certificates Trust
0.893% due 09/25/2034	190	187
Credit Suisse First Boston Mortgage Securities Corp.
1.133% due 07/25/2032	1	1
2.083% due 05/25/2043	1,716	1,624
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	784	787
EFS Volunteer LLC
1.313% due 07/26/2027	1,115	1,101
EquiFirst Mortgage Loan Trust
1.566% due 09/25/2033	173	166
FBR Securitization Trust
1.176% due 11/25/2035	3,055	3,029
Fremont Home Loan Trust
1.453% due 06/25/2035	590	571
GSAMP Trust
1.283% due 01/25/2045	1,078	982
GSRPM Mortgage Loan Trust
0.943% due 03/25/2035	4,606	4,547
Home Equity Asset Trust
1.033% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	574	585
HSI Asset Securitization Corp. Trust
0.483% due 10/25/2036	10	5
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.883% due 08/25/2035	358	357
0.953% due 10/25/2035	1,600	929
6.372% due 05/25/2033	850	845
JPMorgan Mortgage Acquisition Corp.
0.863% due 12/25/2035	16,793	15,787
Lehman XS Trust
0.583% due 04/25/2037 ^	4,309	3,238
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034	736	688
1.133% due 03/25/2032	38	36
1.138% due 08/25/2035	879	874
1.258% due 06/25/2035	7,448	7,412
1.288% due 07/25/2034	590	568
Merrill Lynch Mortgage Investors Trust
0.793% due 09/25/2036	99	97
1.453% due 07/25/2035	3,502	3,438

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
0.893% due 06/25/2034	$51	$52
1.633% due 06/25/2033	1,953	1,885
Morgan Stanley Dean Witter Capital, Inc. Trust
1.783% due 02/25/2033	228	217
Morgan Stanley Mortgage Loan Trust
0.503% due 01/25/2047 ^	112	111
Morgan Stanley Structured Trust
0.513% due 06/25/2037	706	704
National Collegiate Student Loan Trust
0.673% due 11/27/2028	8,061	7,956
0.703% due 03/26/2029	15,000	13,070
0.713% due 04/25/2029	2,457	2,424
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.739% due 04/25/2031	2,000	1,912
New Century Home Equity Loan Trust
0.923% due 07/25/2035	533	518
NovaStar Mortgage Funding Trust
0.803% due 01/25/2036	1,529	1,518
Option One Mortgage Loan Trust Asset-Backed Certificates
1.073% due 07/25/2033	207	192
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.468% due 02/25/2035	1,500	1,453
Renaissance Home Equity Loan Trust
1.133% due 08/25/2032	10	9
1.533% due 09/25/2037	4,279	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	$1,470	$1,251
Residential Asset Securities Corp. Trust
0.913% due 08/25/2035	2,000	1,929
5.120% due 12/25/2033	490	445
SLM Private Credit Student Loan Trust
0.814% due 03/15/2024	2,090	2,066
SLM Private Education Loan Trust
3.686% due 05/16/2044	1,790	1,837
SLM Student Loan Trust
0.999% due 01/27/2025	5,020	4,831
Soundview Home Loan Trust
1.733% due 11/25/2033	134	133
Specialty Underwriting & Residential Finance Trust
1.113% due 01/25/2034	323	281
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,340
5.760% due 03/20/2042	9,753	10,157
Trapeza CDO Ltd.
1.251% due 11/16/2034	1,000	710
Truman Capital Mortgage Loan Trust
1.183% due 12/25/2032	133	134

Total Asset-Backed Securities (Cost $171,925)		165,502

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (c) 0.1%
		797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.267% due 04/21/2016 (a)(b)(f)	$2,855	$2,855

Total Short-Term Instruments (Cost $3,652)		3,652

Total Investments in Securities (Cost $574,103)		566,130

	SHARES
INVESTMENTS IN AFFILIATES 17.0%

SHORT-TERM INSTRUMENTS 17.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.0%
PIMCO Short-Term Floating NAV Portfolio III	11,602,413	114,643

Total Short-Term Instruments (Cost $114,601)		114,643

Total Investments in Affiliates (Cost $114,601)		114,643

Total Investments 101.0% (Cost $688,704)		$680,773

Financial Derivative Instruments (d)(e) (0.4%) (Cost or Premiums, net $(2,524))		(2,642)

Other Assets and Liabilities, net (0.6%)		(3,988)

Net Assets 100.0%		$674,143

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$797	U.S. Treasury Notes 1.625% due 04/30/2019	$(817)	$797	$797

Total Repurchase Agreements						$(817)	$797	$797

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$797	$0	$0	$797	$(817)	$(20)

Total Borrowings and Other Financing Transactions	$797	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	149

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$47,500	$(744)	$(531)	$0	$(8)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	900	(36)	(31)	0	(1)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	(1,264)	(1,344)	0	(49)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	(1,100)	(1,522)	0	(54)

					$(3,144)	$(3,428)	$0	$(112)

Total Swap Agreements					$(3,144)	$(3,428)	$0	$(112)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $2,401 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(112)	$(112)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPM	HSBC Finance Corp.	(0.220)%	06/20/2016	0.081%	$ 3,000	$0	$(1)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$	25,000	$0	$10	$10	$0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063		23,000	(428)	(40)	0	(468)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047		23,000	(661)	(53)	0	(714)

DUB	CDX.IG-7 10-Year Index 15-30%	0.157	12/20/2016		25,000	0	13	13	0

FBF	CMBX.NA.AAA.6 Index	0.500	05/11/2063		4,400	(74)	(16)	0	(90)

GST	CDX.IG-7 10-Year Index 15-30%	0.153	12/20/2016		25,000	0	12	12	0
	CMBX.NA.AAA.7 Index	0.500	01/17/2047		600	(29)	10	0	(19)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057		10,000	(582)	133	0	(449)

MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063		10,000	(193)	(10)	0	(203)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047		20,000	(557)	(64)	0	(621)

						$(2,524)	$(5)	$35	$(2,564)

Total Swap Agreements						$(2,524)	$(6)	$35	$(2,565)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $2,855 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$0	$0	$10	$10	$0	$0	$(1,182)	$(1,182)	$(1,172)	$1,126	$(46)
DUB	0	0	13	13	0	0	0	0	13	0	13
FBF	0	0	0	0	0	0	(90)	(90)	(90)	142	52
GST	0	0	12	12	0	0	(468)	(468)	(456)	603	147
JPM	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
MYC	0	0	0	0	0	0	(824)	(824)	(824)	854	30

Total Over the Counter	$0	$0	$35	$35	$0	$0	$(2,565)	$(2,565)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$35	$0	$0	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$112	$112

Over the counter
Swap Agreements	$0	$2,565	$0	$0	$0	$2,565

	$0	$2,565	$0	$0	$112	$2,677

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(104)	$(104)

Over the counter
Swap Agreements	$0	$897	$0	$0	$0	$897

	$0	$897	$0	$0	$(104)	$793

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	151

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(2,179)	$(2,179)

Over the counter
Swap Agreements	$0	$(926)	$0	$0	$0	$(926)

	$0	$(926)	$0	$0	$(2,179)	$(3,105)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,179	$0	$5,179
Industrials	0	7,302	0	7,302
U.S. Government Agencies	0	54,648	0	54,648
Non-Agency Mortgage- Backed Securities	0	329,847	0	329,847
Asset-Backed Securities	0	155,162	10,340	165,502
Short-Term Instruments
Repurchase Agreements	0	797	0	797
U.S. Treasury Bills	0	2,855	0	2,855
	$0	$555,790	$10,340	$566,130

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,643	$0	$0	$114,643

Total Investments	$114,643	$555,790	$10,340	$680,773

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(112)	0	(112)
Over the counter	0	(2,565)	0	(2,565)
	$0	$(2,677)	$0	$(2,677)

Totals	$114,643	$553,148	$10,340	$678,131

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,037	$0	$(1,715)	$(34)	$(51)	$65	$0	$(7,302)	$0	$0
Non-Agency Mortgage-Backed Securities	19,491	0	(17,008)	6	142	43	0	(2,674)	0	0
Asset-Backed Securities	48,643	0	(27,229)	(37)	65	(945)	0	(10,157)	10,340	(427)

Totals	$77,171	$0	$(45,952)	$(65)	$156	$(837)	$0	$(20,133)	$10,340	$(427)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$10,340	Third Party Vendor	Broker Quote	103.40

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 15.2%
Abbey National Treasury Services PLC
4.000% due 04/27/2016	$5,000	$5,010
ABN AMRO Bank NV
1.421% due 10/28/2016	2,200	2,204
American Express Credit Corp.
1.128% due 07/29/2016	475	476
American Honda Finance Corp.
1.010% due 05/26/2016	1,400	1,401
1.117% due 10/07/2016	3,040	3,047
2.125% due 02/28/2017	500	506
2.600% due 09/20/2016	8,195	8,269
Asian Development Bank
0.448% due 05/13/2016	12,000	12,000
Bank of America Corp.
3.750% due 07/12/2016	8,100	8,160
3.875% due 03/22/2017	7,590	7,767
6.500% due 08/01/2016	21,985	22,378
Bank of America N.A.
0.914% due 06/15/2016	1,700	1,700
1.086% due 06/05/2017	14,900	14,883
1.088% due 11/14/2016	1,100	1,100
Bank of Nova Scotia
2.150% due 08/03/2016	2,100	2,110
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.246% due 09/09/2016	1,000	1,001
Banque Federative du Credit Mutuel S.A.
1.471% due 10/28/2016	2,750	2,756
Bear Stearns Cos. LLC
1.008% due 11/21/2016	15,293	15,288
6.400% due 10/02/2017	4,000	4,282
BPCE S.A.
1.188% due 11/18/2016	6,400	6,406
1.235% due 06/23/2017	2,000	2,001
1.272% due 06/17/2017	5,500	5,493
1.700% due 04/25/2016	3,000	3,001
1.869% due 04/25/2016	3,000	3,002
Citigroup, Inc.
1.402% due 04/01/2016	300	300
1.579% due 07/25/2016	35,700	35,761
5.850% due 08/02/2016	19,600	19,910
Credit Agricole S.A.
1.213% due 06/02/2017	16,300	16,247
Credit Suisse AG
2.600% due 05/27/2016	1,355	1,358
Danske Bank A/S
3.875% due 04/14/2016	24,595	24,614
Dexia Credit Local S.A.
1.000% due 11/07/2016	10,800	10,808
Erste Abwicklungsanstalt
0.836% due 06/07/2016	2,200	2,201
Ford Motor Credit Co. LLC
1.070% due 11/08/2016	700	698
1.400% due 01/17/2017	2,300	2,302
1.500% due 01/17/2017	3,835	3,831
1.870% due 05/09/2016	4,500	4,503
3.984% due 06/15/2016	21,061	21,196
4.207% due 04/15/2016	12,700	12,711
4.250% due 02/03/2017	200	205
8.000% due 12/15/2016	2,000	2,089
General Motors Financial Co., Inc.
2.625% due 07/10/2017	10,000	10,064
2.750% due 05/15/2016	6,314	6,326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
1.260% due 06/04/2017	$18,700	$18,681
1.288% due 05/22/2017	16,554	16,545
HSBC Finance Corp.
1.065% due 06/01/2016	27,284	27,277
HSBC USA, Inc.
1.082% due 03/03/2017	500	499
ING Bank NV
3.750% due 03/07/2017	3,500	3,578
Jackson National Life Global Funding
1.250% due 02/21/2017	1,800	1,802
JPMorgan Chase & Co.
1.068% due 11/18/2016	5,800	5,802
1.138% due 02/15/2017	27,500	27,524
3.150% due 07/05/2016	3,000	3,019
JPMorgan Chase Bank N.A.
0.962% due 06/13/2016	9,100	9,101
1.053% due 06/02/2017	300	300
KFW
0.500% due 04/19/2016	8,100	8,100
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.250% due 07/15/2016	5,000	5,023
Macquarie Bank Ltd.
1.084% due 06/15/2016	1,200	1,201
1.135% due 02/26/2017	2,850	2,848
1.249% due 10/27/2017	500	498
1.418% due 03/24/2017	13,900	13,880
1.650% due 03/24/2017	3,000	3,007
Macquarie Group Ltd.
1.616% due 01/31/2017	7,580	7,580
Metropolitan Life Global Funding
0.997% due 04/10/2017	500	500
1.152% due 07/15/2016	3,000	3,004
Morgan Stanley
3.800% due 04/29/2016	15,819	15,851
5.750% due 10/18/2016	1,000	1,025
MUFG Union Bank N.A.
1.021% due 05/05/2017	600	597
1.380% due 09/26/2016	13,200	13,225
1.500% due 09/26/2016	6,126	6,136
Nordea Bank AB
1.078% due 05/13/2016	3,000	3,001
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016	5,000	5,028
Nordic Investment Bank
0.500% due 04/14/2016	7,000	7,000
NRW Bank
0.820% due 07/08/2016	1,100	1,100
1.000% due 05/22/2017	3,000	3,004
PACCAR Financial Corp.
0.826% due 06/06/2017	1,000	999
PNC Bank N.A.
1.150% due 11/01/2016	5,000	5,007
Pricoa Global Funding
1.150% due 11/25/2016	4,000	4,002
Royal Bank of Canada
1.125% due 07/22/2016	7,000	7,008
Santander Holdings USA, Inc.
4.625% due 04/19/2016	10,590	10,606
SpareBank Boligkreditt A/S
2.625% due 05/27/2016	8,100	8,120
Standard Chartered PLC
3.200% due 05/12/2016	22,382	22,437
Sumitomo Mitsui Banking Corp.
0.941% due 07/11/2017	2,650	2,635
1.051% due 01/10/2017	5,600	5,595
1.450% due 07/19/2016	1,500	1,502
2.900% due 07/22/2016	1,500	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank Hypotek AB
2.125% due 08/31/2016	$4,350	$4,371
Toronto-Dominion Bank
1.625% due 09/14/2016	2,000	2,007
Toyota Motor Credit Corp.
0.908% due 05/17/2016	14,500	14,507
UBS AG
0.998% due 08/14/2017	2,500	2,488
1.130% due 09/26/2016	9,400	9,409
1.195% due 06/01/2017	11,000	10,994
1.375% due 06/01/2017	2,000	1,998
Vesey Street Investment Trust
4.404% due 09/01/2016	25,266	25,530
Wachovia Corp.
0.992% due 10/15/2016	8,510	8,508
Wells Fargo Bank N.A.
0.894% due 06/15/2017	2,000	1,993

		676,326

INDUSTRIALS 3.8%
Actavis Funding SCS
1.510% due 09/01/2016	2,160	2,162
1.850% due 03/01/2017	3,200	3,216
Allergan, Inc.
5.750% due 04/01/2016	3,000	3,000
Amgen, Inc.
2.300% due 06/15/2016	9,500	9,528
2.500% due 11/15/2016	7,974	8,046
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	1,500	1,508
Anthem, Inc.
2.375% due 02/15/2017	1,000	1,008
Becton Dickinson and Co.
1.084% due 06/15/2016	24,800	24,802
1.750% due 11/08/2016	2,000	2,007
Chevron Corp.
0.980% due 11/09/2017	4,000	3,993
Coca-Cola Bottling Co. Consolidated
5.000% due 06/15/2016	1,200	1,210
ConAgra Foods, Inc.
0.994% due 07/21/2016	1,500	1,499
Daimler Finance North America LLC
1.296% due 08/01/2016	7,500	7,506
1.450% due 08/01/2016	5,024	5,033
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	12,000	12,004
Express Scripts Holding Co.
2.650% due 02/15/2017	2,500	2,533
Johnson & Johnson
0.706% due 11/28/2016	21,500	21,503
Kroger Co.
1.150% due 10/17/2016	2,000	2,001
NBCUniversal Enterprise, Inc.
1.159% due 04/15/2016	7,750	7,751
NBCUniversal Media LLC
2.875% due 04/01/2016	800	800
Nissan Motor Acceptance Corp.
1.330% due 09/26/2016	3,400	3,404
Philip Morris International, Inc.
1.250% due 08/11/2017	1,000	1,004
1.625% due 03/20/2017	2,000	2,015
SABMiller Holdings, Inc.
2.450% due 01/15/2017	10,075	10,169
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017	975	975
UnitedHealth Group, Inc.
1.070% due 01/17/2017	4,000	4,004

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	153

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen Group of America Finance LLC
0.898% due 11/22/2016	$7,000	$6,941
1.250% due 05/23/2017	1,000	993
Volkswagen International Finance NV
1.058% due 11/18/2016	11,500	11,445
2.375% due 03/22/2017	2,500	2,516
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016	900	900
Wesfarmers Ltd.
2.983% due 05/18/2016	2,000	2,005

		167,481

UTILITIES 3.9%
AT&T, Inc.
1.049% due 03/30/2017	16,200	16,195
2.950% due 05/15/2016	10,805	10,831
BellSouth Corp.
4.821% due 04/26/2021	32,000	32,080
BP Capital Markets PLC
1.040% due 11/07/2016	10,800	10,792
2.248% due 11/01/2016	500	504
Entergy Corp.
4.700% due 01/15/2017	500	509
Orange S.A.
2.750% due 09/14/2016	7,240	7,295
Shell International Finance BV
0.828% due 11/15/2016	5,000	5,000
0.941% due 05/10/2017	6,700	6,689
Verizon Communications, Inc.
1.036% due 06/09/2017	7,600	7,586
2.164% due 09/15/2016	76,738	77,159

		174,640

Total Corporate Bonds & Notes (Cost $1,018,680)		1,018,447

U.S. GOVERNMENT AGENCIES 3.5%
Federal Farm Credit Bank
0.480% due 12/30/2016	27,300	27,284
0.490% due 03/22/2017	2,750	2,748
0.500% due 04/10/2017	2,200	2,198
0.525% due 12/28/2016	24,550	24,544
0.600% due 05/23/2017	2,800	2,800
0.650% due 06/14/2017	75,000	75,024
0.730% due 09/14/2017	7,500	7,509
Federal Farm Credit Banks
0.525% due 11/13/2017	4,500	4,490
Federal Home Loan Bank
0.560% due 11/07/2016	9,300	9,287

Total U.S. Government Agencies (Cost $155,851)		155,884

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (c)	67,060	67,154

Total U.S. Treasury Obligations (Cost $67,099)		67,154

ASSET-BACKED SECURITIES 1.3%
Ally Auto Receivables Trust
0.620% due 03/15/2017	20,804	20,805
American Express Credit Account Master Trust
0.726% due 01/15/2020	3,000	3,002
BMW Vehicle Lease Trust
0.420% due 10/20/2016	3,328	3,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital Auto Receivables Asset Trust
0.750% due 03/20/2017	$20,400	$20,401
Ford Credit Auto Lease Trust
0.430% due 11/15/2016	2,967	2,967
Mercedes-Benz Auto Receivables Trust
0.430% due 11/15/2016	6,574	6,571
Nissan Auto Receivables Owner Trust
0.400% due 10/17/2016	2,479	2,478

Total Asset-Backed Securities (Cost $59,552)		59,552

SOVEREIGN ISSUES 1.9%
Austria Government International Bond
1.750% due 06/17/2016	4,500	4,510
Development Bank of Japan, Inc.
1.625% due 10/05/2016	6,700	6,723
Hydro-Quebec
2.000% due 06/30/2016	3,220	3,230
7.500% due 04/01/2016	10,000	10,000
Province of Ontario
1.000% due 07/22/2016	6,320	6,326
2.300% due 05/10/2016	29,000	29,045
5.450% due 04/27/2016	7,114	7,133
Province of Quebec
9.000% due 04/01/2016	5,000	5,000
State of North Rhine-Westphalia
0.921% due 04/28/2017	10,000	10,014
0.939% due 05/03/2017	3,000	3,003

Total Sovereign Issues (Cost $85,033)		84,984

SHORT-TERM INSTRUMENTS 69.0%

CERTIFICATES OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp.
0.938% due 04/29/2016	2,300	2,301

COMMERCIAL PAPER 8.9%
AutoNation, Inc.
1.300% due 04/19/2016	5,200	5,198
1.300% due 04/22/2016	8,000	7,997
Baxalta, Inc.
1.100% due 04/05/2016	3,500	3,500
1.100% due 04/06/2016	2,000	2,000
Becton Dickinson & Co.
0.760% due 05/02/2016	4,500	4,498
Commonwealth Edison
0.800% due 04/12/2016	6,000	5,999
0.870% due 04/21/2016	7,000	6,998
Cox Enterprises, Inc.
0.960% due 04/06/2016	4,300	4,300
0.970% due 04/06/2016	5,000	5,000
1.020% due 04/05/2016	14,500	14,499
Duke Energy Corp.
0.930% due 04/18/2016	2,000	1,999
1.010% due 04/11/2016	16,800	16,798
Electricite de France S.A.
1.510% due 01/09/2017	9,500	9,409
EMC Corp.
1.015% due 04/04/2016 (a)	13,000	12,999
1.015% due 04/07/2016 (a)	4,000	4,000
Entergy Corp.
1.040% due 04/11/2016	5,000	4,999
1.120% due 04/08/2016	3,000	2,999
1.130% due 04/04/2016	6,000	6,000
1.130% due 04/25/2016	8,000	7,996
Exelon Generation Co. LLC
1.025% due 04/04/2016	6,000	6,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.025% due 04/05/2016	$7,000	$6,999
1.050% due 04/21/2016	7,000	6,998
1.050% due 05/11/2016	2,000	1,999
Hewlett Packard Enterprise Co.
1.015% due 04/25/2016 (a)	13,000	12,997
Hitachi Capital America Corp.
0.930% due 04/14/2016	3,000	2,999
1.020% due 04/01/2016	5,000	5,000
1.020% due 04/06/2016	4,000	4,000
HP, Inc.
0.890% due 04/15/2016	15,000	14,998
0.920% due 04/28/2016	9,000	8,997
0.970% due 04/04/2016	2,000	2,000
0.980% due 04/04/2016	7,500	7,500
Humana, Inc.
0.900% due 04/12/2016	3,700	3,699
0.910% due 04/08/2016	4,000	3,999
0.950% due 04/19/2016	1,000	1,000
Hyundai Capital America
0.820% due 04/27/2016	8,000	7,997
0.920% due 04/12/2016	2,900	2,899
0.920% due 05/09/2016	5,500	5,497
NiSource Finance Corp.
0.930% due 04/06/2016	5,000	5,000
0.950% due 04/15/2016	1,700	1,700
1.030% due 04/18/2016	1,000	1,000
Pepco Holdings, Inc.
0.960% due 04/04/2016	3,000	3,000
1.100% due 04/15/2016	6,600	6,598
Pitney Bowes, Inc.
1.050% due 04/13/2016	1,700	1,700
1.050% due 04/18/2016	1,500	1,500
1.090% due 04/21/2016	2,000	1,999
1.090% due 04/22/2016	2,500	2,499
1.100% due 04/19/2016	2,500	2,499
Syngenta Wilmington, Inc.
1.920% due 07/05/2016	24,000	23,948
Thermo Fisher Scientific, Inc.
1.500% due 06/10/2016	10,000	9,975
1.570% due 06/10/2016	5,435	5,421
1.700% due 07/08/2016	27,000	26,898
1.800% due 07/08/2016	7,500	7,472
Thomson Reuters Corp.
0.870% due 04/26/2016	1,000	1,000
Viacom, Inc.
1.290% due 05/02/2016	35,000	34,965
Volvo Group Treasury N.A.
0.820% due 04/15/2016	5,000	4,999
0.870% due 04/11/2016	3,000	2,999
0.870% due 04/18/2016	1,500	1,500
0.870% due 04/19/2016	3,000	2,999
0.910% due 04/14/2016	6,000	5,999
Wyndham Worldwide
1.140% due 04/06/2016	5,000	4,999

		393,435

REPURCHASE AGREEMENTS (b) 59.1%
		2,629,700

SHORT-TERM NOTES 0.9%
AmeriCredit Automobile Receivables Trust
0.500% due 11/08/2016	3,591	3,592
Chrysler Capital Auto Receivables Trust
0.480% due 11/15/2016	1,720	1,720
Dell Equipment Finance Trust
0.530% due 10/24/2016	3,213	3,213

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Resources, Inc.
1.368% due 05/12/2016	$19,500	$19,494
Ford Credit Auto Lease Trust
0.650% due 03/15/2017	7,000	7,000
GE Capital International Funding Co.
0.964% due 04/15/2016	2,958	2,958

		37,977

Total Short-Term Instruments (Cost $3,063,243)		3,063,413

Total Investments in Securities (Cost $4,449,458)		4,449,434

Total Investments 100.1% (Cost $4,449,458)		$4,449,434

Other Assets and Liabilities, net (0.1%)		(3,505)

Net Assets 100.0%		$4,445,929

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$57,300	U.S. Treasury Bonds 3.625% due 02/15/2044	$(58,881)	$57,300	$57,301
IND	0.470	03/31/2016	04/01/2016	366,400	U.S. Treasury Notes 4.000% due 08/15/2018	(374,185)	366,400	366,405
JPS	0.480	03/29/2016	04/05/2016	50,000	U.S. Treasury Notes 2.000% due 02/15/2025	(51,536)	50,000	50,002
MBC	0.460	03/31/2016	04/07/2016	500,000	U.S. Treasury Notes 1.375% - 1.625% due 04/30/2020 - 07/31/2020	(515,371)	500,000	500,006
	0.480	03/29/2016	04/05/2016	500,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019 - 07/15/2024	(519,164)	500,000	500,020
NXN	0.470	03/31/2016	04/01/2016	500,000	U.S. Treasury Notes 1.250% - 2.625% due 10/31/2019 - 11/15/2020	(510,924)	500,000	500,006
SCX	0.470	03/31/2016	04/01/2016	656,000	U.S. Treasury Bonds 2.500% due 02/15/2045	(27,403)	656,000	656,009
					U.S. Treasury Notes 1.000% - 2.750% due 05/15/2018 - 02/15/2024	(643,046)

Total Repurchase Agreements						$(2,700,510)	$2,629,700	$2,629,749

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

(c)	Securities with an aggregate market value of $3,907 and cash of $207 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$57,301	$0	$0	$57,301	$(58,881)	$(1,580)
IND	366,405	0	0	366,405	(374,185)	(7,780)
JPS	50,002	0	0	50,002	(51,029)	(1,027)
MBC	1,000,026	0	0	1,000,026	(1,030,928)	(30,902)
NXN	500,006	0	0	500,006	(510,924)	(10,918)
SCX	656,009	0	0	656,009	(670,449)	(14,440)

Total Borrowings and Other Financing Transactions	$2,629,749	$0	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	155

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

March 31, 2016

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$676,326	$0	$676,326
Industrials	0	167,481	0	167,481
Utilities	0	174,640	0	174,640
U.S. Government Agencies	0	155,884	0	155,884
U.S. Treasury Obligations	0	67,154	0	67,154
Asset-Backed Securities	0	59,552	0	59,552

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Sovereign Issues	$0	$84,984	$0	$84,984
Short-Term Instruments
Certificates of Deposit	0	2,301	0	2,301
Commercial Paper	34,965	358,470	0	393,435
Repurchase Agreements	0	2,629,700	0	2,629,700
Short-Term Notes	0	37,977	0	37,977

Total Investments	$34,965	$4,414,469	$0	$4,449,434

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO U.S. Government Sector Portfolio

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.8%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Eksportfinans ASA
2.375% due 05/25/2016	$100	$100
5.500% due 05/25/2016	100	101
5.500% due 06/26/2017	100	104

		305

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	200	210

Total Corporate Bonds & Notes (Cost $505)		515

MUNICIPAL BONDS & NOTES 0.1%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,475	1,483

Total Municipal Bonds & Notes (Cost $1,475)		1,483

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.479% due 12/25/2036	630	629
0.553% due 03/25/2034	592	589
0.563% due 03/25/2036	404	388
0.653% due 07/25/2032	528	501
0.673% due 06/25/2033	234	227
0.693% due 06/25/2032	1	1
0.756% due 03/25/2032	385	367
0.773% due 11/25/2032	2	2
0.783% due 05/25/2042	270	270
0.883% due 08/25/2021 - 03/25/2022	14	15
1.033% due 08/25/2022	6	6
1.125% due 04/27/2017	100,000	100,493
1.133% due 04/25/2022	11	11
1.333% due 04/25/2032	208	213
1.522% due 02/01/2041 - 10/01/2044	5,250	5,356
1.722% due 11/01/2030	1	1
1.905% due 11/01/2020	6	6
2.140% due 03/01/2035	757	783
2.212% due 11/01/2035	254	266
2.220% due 02/01/2026	7	7
2.236% due 11/01/2035	372	382
2.289% due 12/01/2032	5	5
2.305% due 09/01/2033	2	2
2.330% due 06/01/2021	335	346
2.375% due 09/01/2022	2	2
2.379% due 10/01/2032	20	21
2.391% due 07/01/2018	28	29
2.395% due 09/01/2028 - 08/01/2036	243	255
2.436% due 12/01/2022	17	18
2.441% due 09/01/2031	35	36
2.500% due 05/01/2022	6	6
2.502% due 01/01/2036	2,672	2,767
2.525% due 12/01/2031 - 05/01/2032	6	5
2.527% due 06/01/2032	1	1
2.542% due 05/01/2025	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.594% due 12/01/2029	$19	$20
2.612% due 12/01/2035	77	79
2.644% due 03/01/2018	2	2
2.646% due 12/01/2029	7	7
2.668% due 12/01/2029	2	2
2.750% due 09/01/2017 - 01/01/2018	5	5
2.972% due 10/01/2025	23	24
3.625% due 06/01/2025	6	6
3.847% due 08/01/2028	10	10
4.000% due 05/01/2030 - 12/01/2041	3,485	3,751
4.500% due 04/01/2028 - 11/01/2029	708	770
4.648% due 09/01/2026	116	116
6.000% due 06/01/2037	85	97
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	20,729
0.673% due 07/25/2031	328	317
0.936% due 06/15/2030 - 12/15/2032	108	108
0.986% due 06/15/2031	44	44
1.000% due 03/08/2017	27,700	27,794
1.136% due 02/15/2027	7	7
1.522% due 10/25/2044 - 02/25/2045	3,552	3,644
1.722% due 07/25/2044	1,719	1,807
1.770% due 08/01/2019	14	15
2.224% due 02/01/2024	22	22
2.310% due 02/01/2018	6	6
2.390% due 04/01/2027	3	3
2.405% due 07/01/2020	27	28
2.454% due 06/01/2035	3,040	3,210
2.458% due 05/01/2032	6	6
2.479% due 12/01/2031	1	1
2.481% due 08/01/2031	2	2
2.520% due 03/01/2025	1	1
2.683% due 07/01/2029	10	10
2.704% due 02/01/2032	4	4
2.709% due 03/01/2035	291	301
2.761% due 01/01/2032 - 02/01/2035	1,527	1,607
2.901% due 02/01/2032	3	3
2.918% due 08/01/2020	6	6
3.790% due 02/01/2025	6	6
4.500% due 06/15/2035 - 09/15/2035	3,716	3,982
5.000% due 01/15/2034	6,177	6,855
5.500% due 08/15/2030 - 10/01/2039	357	399
6.500% due 10/25/2043	792	942
Ginnie Mae
1.750% due 04/20/2023 - 04/20/2032	1,107	1,140
1.875% due 07/20/2025 - 08/20/2026	394	408
2.000% due 10/20/2023 - 05/20/2030	236	242
5.000% due 05/20/2034	25,259	27,918
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	107,623
5.500% due 09/18/2023	61,330	75,756
Residual Funding Corp. Strips
0.000% due 01/15/2030 (a)	18,000	12,289
Small Business Administration
1.125% due 05/25/2021	144	144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 03/25/2025 - 07/25/2025	$116	$116
1.350% due 01/25/2019	133	134
4.500% due 03/01/2023	204	217
4.760% due 09/01/2025	6,267	6,749
4.770% due 04/01/2024	1,687	1,808
4.930% due 01/01/2024	1,144	1,240
5.240% due 08/01/2023	641	703
7.060% due 11/01/2019	109	114
7.220% due 11/01/2020	130	138
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	750	753

Total U.S. Government Agencies (Cost $381,271)		428,252

U.S. TREASURY OBLIGATIONS 109.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (b)	129,200	133,505
2.750% due 11/15/2042	144,700	149,264
2.875% due 05/15/2043 (b)	279,000	294,187
3.000% due 05/15/2042 (b)	149,000	161,898
3.000% due 11/15/2044	114,800	123,939
3.125% due 02/15/2042	122,300	136,104
3.125% due 02/15/2043	31,500	34,913
4.375% due 05/15/2040	50,000	67,318
8.000% due 11/15/2021 (d)	44,700	60,867
U.S. Treasury Notes
0.625% due 09/30/2017 (b)(d)	694,000	693,227
2.000% due 07/31/2022 (b)	333,000	343,556

Total U.S. Treasury Obligations (Cost $2,169,717)		2,198,778

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Bear Stearns Adjustable Rate Mortgage Trust
2.629% due 04/25/2033	82	82
2.779% due 11/25/2034	1,503	1,479
2.801% due 04/25/2033	149	149
2.880% due 01/25/2034	394	392
2.881% due 04/25/2033	8	8
2.926% due 02/25/2033	37	35
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	2,304	2,021
2.811% due 11/25/2036 ^	26,298	17,974
2.946% due 11/25/2036	18,887	14,256
CBA Commercial Small Balance Commercial Mortgage
0.713% due 12/25/2036	914	803
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 08/25/2035	675	600
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	1,137	1,117
Countrywide Alternative Loan Trust
0.593% due 02/25/2047	825	684
0.612% due 02/20/2047 ^	7,482	5,583
0.613% due 05/25/2047	5,079	4,010
0.633% due 05/25/2036	75	60
0.642% due 03/20/2046	6,089	4,437
0.643% due 05/25/2035	1,082	891
0.713% due 12/25/2035	361	313
1.351% due 02/25/2036	461	403
5.500% due 03/25/2036 ^	2,068	1,722
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	1,666	1,405
0.723% due 04/25/2035	324	270
1.093% due 02/25/2035	1,022	893
1.113% due 02/25/2035	627	544

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	157

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.390% due 04/25/2035	$640	$527
2.603% due 09/20/2036 ^	6,520	5,637
Credit Suisse First Boston Mortgage Securities Corp.
2.312% due 06/25/2032	16	13
Downey Savings & Loan Association Mortgage Loan Trust
0.692% due 08/19/2045	771	653
First Republic Bank Mortgage Pass-Through Certificates
0.913% due 06/25/2030	253	251
First Republic Mortgage Loan Trust
0.936% due 11/15/2030	309	276
GreenPoint Mortgage Funding Trust
0.873% due 06/25/2045	785	686
GSR Mortgage Loan Trust
2.852% due 04/25/2036	6,538	5,806
HarborView Mortgage Loan Trust
0.562% due 03/19/2037	1,919	1,615
0.652% due 05/19/2035	2,249	1,855
1.172% due 02/19/2034	4	3
Impac CMB Trust
1.433% due 07/25/2033	74	70
IndyMac Mortgage Loan Trust
0.753% due 02/25/2035	3,215	2,955
JPMorgan Mortgage Trust
2.796% due 07/25/2035	1,307	1,300
2.860% due 02/25/2036 ^	1,575	1,375
MASTR Adjustable Rate Mortgages Trust
2.695% due 05/25/2034	296	288
MASTR Asset Securitization Trust
5.500% due 09/25/2033	87	87
Merrill Lynch Mortgage Investors Trust
2.381% due 12/25/2032	110	109
Prime Mortgage Trust
5.000% due 02/25/2019	6	6
Residential Accredit Loans, Inc. Trust
0.733% due 08/25/2035	1,571	1,195
1.711% due 09/25/2045	634	512
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	631	704
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	36	37
Sequoia Mortgage Trust
0.782% due 07/20/2033	1,279	1,202
0.902% due 07/20/2033	899	804
1.132% due 10/19/2026	654	637
Structured Adjustable Rate Mortgage Loan Trust
1.751% due 01/25/2035	592	469
Structured Asset Mortgage Investments Trust
0.653% due 05/25/2036	22,157	16,311
1.012% due 07/19/2034	201	197
1.132% due 03/19/2034	426	415
WaMu Mortgage Pass-Through Certificates Trust
0.693% due 11/25/2045	1,771	1,625
0.703% due 12/25/2045	961	887
1.081% due 01/25/2047	1,425	1,280
1.132% due 12/25/2046	2,893	2,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.331% due 06/25/2046	$4,171	$3,861
1.351% due 02/25/2046	3,011	2,741
1.551% due 11/25/2042	541	502
2.155% due 05/25/2046	599	512
2.155% due 08/25/2046	16,975	15,027
2.155% due 09/25/2046	2,853	2,477
2.155% due 10/25/2046	1,304	1,160
2.155% due 12/25/2046	1,335	1,216
2.164% due 07/25/2046	6,839	6,086
2.776% due 03/25/2034	175	175
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	35	34
Washington Mutual Mortgage Pass-Through Certificates Trust
2.273% due 02/25/2033	15	14
2.326% due 05/25/2033	47	46
2.399% due 02/25/2033	2	2
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 11/25/2033	51	51

Total Non-Agency Mortgage-Backed Securities (Cost $180,331)		146,258

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.513% due 05/25/2037	30	20
0.956% due 06/15/2031	273	265
0.976% due 11/15/2031	26	24
Bear Stearns Asset-Backed Securities Trust
0.543% due 04/25/2031	2,365	2,375
1.093% due 10/25/2032	48	45
CIT Group Home Equity Loan Trust
0.980% due 06/25/2033	252	234
Citigroup Global Markets Mortgage Securities, Inc.
1.783% due 01/25/2032	125	114
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,093	664
Countrywide Asset-Backed Certificates
0.613% due 09/25/2036	458	452
0.623% due 10/25/2034	410	401
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	95	81
Credit-Based Asset Servicing and Securitization LLC
0.503% due 01/25/2037 ^	1,236	518
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036	64	31
GSAMP Trust
0.503% due 12/25/2036	621	315
0.613% due 11/25/2035	204	40
Home Equity Asset Trust
1.353% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.483% due 10/25/2036	164	81
IXIS Real Estate Capital Trust
0.493% due 05/25/2037	40	13
JPMorgan Mortgage Acquisition Trust
0.516% due 08/25/2036	46	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
L.A. Arena Funding LLC
7.656% due 12/15/2026	$34	$37
Lehman ABS Mortgage Loan Trust
0.523% due 06/25/2037	716	419
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034	1,548	1,447
MASTR Asset-Backed Securities Trust
0.483% due 11/25/2036	115	49
Merrill Lynch Mortgage Investors Trust
0.553% due 02/25/2037	386	164
Mid-State Trust
7.340% due 07/01/2035	120	129
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 05/25/2037	442	267
Morgan Stanley IXIS Real Estate Capital Trust
0.483% due 11/25/2036	45	18
Morgan Stanley Mortgage Loan Trust
0.503% due 01/25/2047 ^	67	67
New Century Home Equity Loan Trust
0.613% due 05/25/2036	938	700
Renaissance Home Equity Loan Trust
1.133% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^	1,884	585
0.513% due 11/25/2036 ^	743	239
Soundview Home Loan Trust
0.493% due 11/25/2036	631	205
0.513% due 06/25/2037	373	214

Total Asset-Backed Securities (Cost $15,440)		10,237

Total Investments in Securities (Cost $2,748,739)		2,785,523

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,187	150

Total Short-Term Instruments (Cost $151)		150

Total Investments in Affiliates (Cost $151)		150

Total Investments 138.8% (Cost $2,748,890)		$2,785,673

Financial Derivative Instruments (c) (0.1%) (Cost or Premiums, net $96)		(1,415)

Other Assets and Liabilities, net (38.7%)		(776,728)

Net Assets 100.0%		$2,007,530

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon bond.

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.710%	03/04/2016	04/04/2016	$(9,752)	$(9,758)
GRE	0.660	02/23/2016	04/22/2016	(9,798)	(9,805)
	0.660	02/24/2016	04/22/2016	(15,337)	(15,347)
	0.670	03/29/2016	04/05/2016	(29,715)	(29,717)
	0.690	03/02/2016	04/04/2016	(3,364)	(3,366)
IND	0.530	01/07/2016	04/07/2016	(11,903)	(11,918)
	0.570	03/29/2016	04/08/2016	(33,342)	(33,343)
	0.580	02/01/2016	05/02/2016	(15,685)	(15,700)
JPS	0.600	03/29/2016	04/05/2016	(43,200)	(43,202)
SCX	0.630	01/21/2016	04/21/2016	(319,700)	(320,097)
	0.630	02/09/2016	04/11/2016	(226,665)	(226,871)
	0.640	02/16/2016	04/18/2016	(6,963)	(6,969)
	0.650	01/22/2016	04/22/2016	(48,839)	(48,901)
	0.650	02/03/2016	04/04/2016	(3,139)	(3,142)
	0.660	03/17/2016	04/05/2016	(17,786)	(17,791)

Total Reverse Repurchase Agreements					$(795,927)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
TDM	0.619%	02/05/2016	04/05/2016	$(2,152)	$(2,155)

Total Sale-Buyback Transactions					$(2,155)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,117,498) at a weighted average interest rate of 0.308%.
(2)	Payable for sale-buyback transactions includes $1 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2046	$ 17,000	$(18,129)	$(18,170)
Fannie Mae, TBA	4.500	04/01/2046	3,000	(3,255)	(3,265)

Total Short Sales				$(21,384)	$(21,435)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(b)	Securities with an aggregate market value of $798,208 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(9,758)	$0	$(9,758)	$9,701	$(57)
GRE	0	(58,235)	0	(58,235)	57,949	(286)
IND	0	(60,961)	0	(60,961)	60,958	(3)
JPS	0	(43,202)	0	(43,202)	43,152	(50)
SCX	0	(623,771)	0	(623,771)	623,545	(226)
SGY	0	0	0	0	(406)	(406)

Master Securities Forward Transaction Agreement
TDM	0	0	(2,155)	(2,155)	2,173	18

Total Borrowings and Other Financing Transactions	$0	$(795,927)	$(2,155)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	159

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(780,227)	$(15,700)	$0	$(795,927)

Total	$0	$(780,227)	$(15,700)	$0	$(795,927)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,155)	0	0	(2,155)

Total	$0	$(2,155)	$0	$0	$(2,155)

Total Borrowings	$0	$(782,382)	$(15,700)	$0	$(798,082)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(798,082)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June Futures	$106.000	05/20/2016	700	$6	$0
Call - CBOT U.S. Treasury 5-Year Note June Futures	128.000	05/20/2016	4,446	38	59
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/20/2016	1,930	16	30
Put - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/20/2016	4,185	36	0

				$96	$89

Total Purchased Options				$96	$89

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(2,817)	$0	$(77)
90-Day Eurodollar December Futures	Short	12/2017	617	(479)	0	(62)
90-Day Eurodollar June Futures	Short	06/2017	276	(149)	0	(14)
90-Day Eurodollar June Futures	Short	06/2018	366	(337)	0	(46)
90-Day Eurodollar March Futures	Short	03/2017	4,395	(8,873)	0	(110)
90-Day Eurodollar March Futures	Short	03/2018	531	(461)	0	(66)
90-Day Eurodollar September Futures	Short	09/2016	5,275	(7,133)	0	0
90-Day Eurodollar September Futures	Short	09/2017	490	(331)	0	(37)
90-Day Eurodollar September Futures	Short	09/2018	238	(230)	0	(33)
U.S. Treasury 2-Year Note June Futures	Long	06/2016	2,551	139	199	0
U.S. Treasury 5-Year Note June Futures	Short	06/2016	4,446	(5,049)	0	(972)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	6,115	8,364	2,293	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	1,671	(1,485)	1,619	0

Total Futures Contracts				$(18,841)	$4,111	$(1,417)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR *	1.300%	05/06/2017	$750,600	$(3,999)	$(4,009)	$0	$(22)
Receive	3-Month USD-LIBOR	1.500	12/16/2017	575,100	(9,009)	(6,268)	0	(93)
Receive	3-Month USD-LIBOR	2.300	09/03/2025	248,000	(15,339)	(14,298)	0	(888)
Receive	3-Month USD-LIBOR	2.350	10/02/2025	40,200	(2,992)	(2,731)	0	(145)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	9,400	(486)	(71)	0	(36)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	31,400	(4,545)	(4,384)	0	(284)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046	403,300	(32,454)	(4,854)	0	(2,730)

					$(68,824)	$(36,615)	$0	$(4,198)

Total Swap Agreements					$(68,824)	$(36,615)	$0	$(4,198)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(d)	Securities with an aggregate market value of $81,674 and cash of $1,338 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$89	$4,111	$0	$4,200	$0	$(1,417)	$(4,198)	$(5,615)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

AS OF MARCH 31, 2016, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	0	$362,000	$(2,522)
Sales	1,470	1,340,400	(6,759)
Closing Buys	(735)	(366,600)	3,019
Expirations	0	(995,600)	4,741
Exercised	(735)	(340,200)	1,521

Balance at End of Period	0	$0	$0

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$89	$89
Futures	0	0	0	0	4,111	4,111

	$0	$0	$0	$0	$4,200	$4,200

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,417	$1,417
Swap Agreements	0	0	0	0	4,198	4,198

	$0	$0	$0	$0	$5,615	$5,615

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(501)	$(501)
Written Options	0	0	0	0	359	359
Futures	0	0	0	0	2,910	2,910
Swap Agreements	0	0	0	0	(80,855)	(80,855)

	$0	$0	$0	$0	$(78,087)	$(78,087)

Over the counter
Written Options	$0	$0	$0	$0	$7,118	$7,118

	$0	$0	$0	$0	$(70,969)	$(70,969)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	161

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	(25,087)	(25,087)
Swap Agreements	0	0	0	0	(33,703)	(33,703)

	$0	$0	$0	$0	$(58,797)	$(58,797)

Over the counter
Written Options	$0	$0	$0	$0	$(228)	$(228)

	$0	$0	$0	$0	$(59,025)	$(59,025)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$305	$0	$305
Industrials	0	210	0	210
Municipal Bonds & Notes Iowa	0	1,483	0	1,483
U.S. Government Agencies	0	428,252	0	428,252
U.S. Treasury Obligations	0	2,198,778	0	2,198,778
Non-Agency Mortgage-Backed Securities	0	146,258	0	146,258
Asset-Backed Securities	0	10,237	0	10,237
	$0	$2,785,523	$0	$2,785,523

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150	$0	$0	$150

Total Investments	$150	$2,785,523	$0	$2,785,673

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,435)	$0	$(21,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4,111	$89	$0	$4,200

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,417)	$(4,198)	$0	$(5,615)

Totals	$2,844	$2,759,979	$0	$2,762,823

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO International Portfolio

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.0%

CANADA 6.0%

SOVEREIGN ISSUES 6.0%
Hydro-Quebec
2.000% due 06/30/2016		$4,500	$4,513
Province of Ontario
3.150% due 12/15/2017		25,000	25,881
Province of Quebec
5.000% due 12/01/2041	CAD	8,000	8,170
6.250% due 06/01/2032		10,000	11,042

Total Canada (Cost $48,206)			49,606

DENMARK 15.5%

CORPORATE BONDS & NOTES 15.5%
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2016	DKK	280,000	43,211
Nykredit Realkredit A/S
1.000% due 10/01/2016		280,000	43,042
Realkredit Danmark A/S
1.000% due 04/01/2016		280,000	42,784

Total Denmark (Cost $120,541)			129,037

ITALY 1.6%

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
5.000% due 09/01/2040	EUR	7,800	13,410

Total Italy (Cost $12,433)			13,410

UNITED STATES 9.1%

ASSET-BACKED SECURITIES 2.3%
AFC Home Equity Loan Trust
1.143% due 12/22/2027		$3	2
Amortizing Residential Collateral Trust
1.013% due 07/25/2032		58	54
1.133% due 10/25/2031		355	322
Argent Securities Trust
0.523% due 07/25/2036		1,613	606
Asset-Backed Funding Certificates Trust
1.133% due 06/25/2034		575	534
Asset-Backed Securities Corp. Home Equity Loan Trust
0.513% due 05/25/2037		61	40
Bear Stearns Asset-Backed Securities Trust
0.923% due 06/25/2036		673	660
1.093% due 10/25/2032		158	150
BNC Mortgage Loan Trust
0.533% due 05/25/2037		219	214
CIT Group Home Equity Loan Trust
0.980% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.623% due 10/25/2034		1,230	1,203
1.173% due 05/25/2032		144	136
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032		146	124
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036		50	26
0.503% due 01/25/2037 ^		369	155
Equity One Mortgage Pass-Through Trust
1.033% due 04/25/2034		508	421
Home Equity Asset Trust
1.033% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.483% due 10/25/2036		38	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.583% due 04/25/2037 ^	$101	$76
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034	28	26
Merrill Lynch Mortgage Investors Trust
0.513% due 09/25/2037	43	16
Morgan Stanley ABS Capital, Inc. Trust
0.493% due 05/25/2037	123	74
0.533% due 11/25/2036	9,600	5,556
SLM Student Loan Trust
2.119% due 04/25/2023	8,274	8,188
Soundview Home Loan Trust
0.493% due 11/25/2036	316	103
Structured Asset Securities Corp. Mortgage Loan Trust
1.939% due 04/25/2035	15	14
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036	35	17

		18,765

CORPORATE BONDS & NOTES 0.7%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,462

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.314% due 10/25/2034	10	10
Bear Stearns ALT-A Trust
2.521% due 01/25/2036 ^	1,601	1,310
2.620% due 08/25/2036 ^	52	38
Citigroup Mortgage Loan Trust, Inc.
2.744% due 08/25/2035	92	91
Countrywide Alternative Loan Trust
0.593% due 02/25/2047	215	178
0.612% due 02/20/2047 ^	8,548	6,379
0.642% due 03/20/2046	768	560
0.713% due 12/25/2035	361	313
0.713% due 02/25/2037	250	193
0.733% due 08/25/2035	805	685
0.733% due 12/25/2035	1,459	1,122
0.783% due 09/25/2035	2,642	2,187
0.953% due 12/25/2035	92	79
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	262	221
0.723% due 04/25/2035	13	11
1.013% due 03/25/2035 ^	986	806
1.033% due 03/25/2035	53	47
1.073% due 03/25/2035	6,593	4,984
1.093% due 02/25/2035	19	17
1.193% due 09/25/2034	19	18
2.745% due 08/25/2034 ^	51	44
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	26	27
Deutsche ALT-B Securities, Inc.
0.533% due 10/25/2036 ^	6	4
Downey Savings & Loan Association Mortgage Loan Trust
0.642% due 03/19/2045	915	817
0.692% due 08/19/2045	351	297
0.762% due 09/19/2045	2,632	1,905
GreenPoint Mortgage Funding Trust
0.893% due 06/25/2045	2,410	2,092
HarborView Mortgage Loan Trust
0.670% due 03/19/2036	2,430	1,735
0.672% due 06/19/2035	643	567
0.672% due 01/19/2036 ^	184	120
0.682% due 01/19/2036	3,200	2,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.742% due 11/19/2035	$446	$367
0.762% due 09/19/2035	34	27
0.772% due 06/20/2035	91	85
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.599% due 10/25/2035	46	43
Residential Accredit Loans, Inc. Trust
0.643% due 04/25/2046	191	85
Sequoia Mortgage Trust
0.782% due 07/20/2033	1,106	1,040
1.132% due 10/19/2026	14	14
1.608% due 10/20/2034	471	452
Structured Asset Mortgage Investments Trust
1.012% due 07/19/2034	6	6
Thornburg Mortgage Securities Trust
0.973% due 03/25/2044	190	170
WaMu Mortgage Pass-Through Certificates Trust
0.723% due 10/25/2045	46	42
0.743% due 01/25/2045	26	24
1.073% due 01/25/2045	26	24
1.073% due 07/25/2045	26	24
1.132% due 12/25/2046	217	183
1.551% due 11/25/2042	4	4
1.717% due 08/25/2042	16	16
1.914% due 02/27/2034	13	12
2.155% due 10/25/2046	61	54
2.155% due 11/25/2046	554	493
Wells Fargo Mortgage-Backed Securities Trust
2.749% due 09/25/2034	172	175
2.812% due 04/25/2036	20	20

		32,390

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.553% due 03/25/2034	15	15
0.583% due 08/25/2034	9	9
0.783% due 09/25/2042	51	51
0.833% due 06/25/2029	4	4
2.255% due 12/01/2034	14	15
2.641% due 11/01/2034	47	49
2.836% due 12/01/2030	3	3
6.000% due 07/25/2044	28	32
7.000% due 09/25/2023	19	21
8.800% due 01/25/2019	19	20
Freddie Mac
0.583% due 09/25/2035	2,520	2,522
0.666% due 02/15/2019	580	576
0.713% due 09/25/2031	34	34
0.886% due 12/15/2031	2	2
1.522% due 10/25/2044 - 02/25/2045	169	174
1.722% due 07/25/2044	34	36
2.473% due 10/01/2036	74	79
6.500% due 07/15/2028	393	450
Ginnie Mae
1.750% due 03/20/2022 - 05/20/2026	116	120
1.875% due 08/20/2022 - 09/20/2026	85	87
2.000% due 11/20/2022 - 06/20/2030	913	940
6.000% due 08/20/2034	698	805
Small Business Administration
4.625% due 02/01/2025	34	37
5.090% due 10/01/2025	18	19

		6,100

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (e)(g)	$12,300	$12,314

Total United States (Cost $88,134)		75,031

SHORT-TERM INSTRUMENTS 39.8%

REPURCHASE AGREEMENTS (c) 15.6%
		129,070

U.S. TREASURY BILLS 24.2%
0.241% due 04/07/2016 - 04/28/2016 (a)(b)(g)	201,168	201,155

Total Short-Term Instruments (Cost $330,214)		330,225

Total Investments in Securities (Cost $599,528)		597,309

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 28.3%

SHORT-TERM INSTRUMENTS 28.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.3%
PIMCO Short-Term Floating NAV Portfolio III	23,777,613	$234,947

Total Short-Term Instruments (Cost $235,819)		234,947

Total Investments in Affiliates (Cost $235,819)		234,947

Total Investments 100.3% (Cost $835,347)		$832,256

Financial Derivative Instruments (d)(f) (3.3%) (Cost or Premiums, net $(1,816))		(27,336)

Other Assets and Liabilities, net 3.0%		24,935

Net Assets 100.0%		$829,855

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.470%	03/31/2016	04/01/2016	$100,000	U.S. Treasury Notes 2.125% due 08/15/2021	$(102,225)	$100,000	$100,001
BOS	0.470 †	03/31/2016	04/01/2016	600	U.S. Treasury Notes 1.500% due 03/31/2023	(614)	600	600
BPG	0.460 †	03/31/2016	04/01/2016	600	U.S. Treasury Notes 1.750% due 05/15/2023	(614)	600	600
	0.480 †	03/31/2016	04/01/2016	600	Ginnie Mae 3.500% due 03/20/2045	(623)	600	600
NOM	0.480 †	03/31/2016	04/01/2016	600	U.S. Treasury Notes 2.125% due 05/15/2025	(614)	600	600
RDR	0.450	03/31/2016	04/01/2016	26,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(26,913)	26,200	26,201
SSB	0.010	03/31/2016	04/01/2016	470	U.S. Treasury Notes 3.750% due 11/15/2018	(480)	470	470

Total Repurchase Agreements						$(132,083)	$129,070	$129,072

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(596) at a weighted average interest rate of (0.288)%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO International Portfolio
Global/Master Repurchase Agreement
BCY	$100,001	$0	$0	$100,001	$(102,225)	$(2,224)
RDR	26,201	0	0	26,201	(26,913)	(712)
SSB	470	0	0	470	(480)	(10)

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO International Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
BOS	$600	$0	$0	$600	$(614)	$(14)
BPG	1,200	0	0	1,200	(1,237)	(37)
NOM	600	0	0	600	(614)	(14)

Total Borrowings and Other Financing Transactions	$129,072	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - MSE Canada Government 10-Year Bond June Futures	CAD 165.000	05/20/2016	1,020	$9	$4

Total Purchased Options				$9	$4

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers Acceptance December Futures	Long	12/2016	598	$(25)	$0	$(52)
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	2,216	(654)	0	(128)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	2,264	(415)	0	(197)
Australia Government 3-Year Note June Futures	Long	06/2016	300	28	29	(1)
Australia Government 10-Year Bond June Futures	Long	06/2016	42	13	13	0
Call Options Strike @ EUR 112.700 on Euro-Bund 10-Year Bond May Futures	Long	04/2016	600	(1)	0	0
Call Options Strike @ EUR 135.000 on Euro-Bobl May Futures	Long	04/2016	300	0	0	0
Canada Government 10-Year Bond June Futures	Short	06/2016	581	558	265	0
Euro-Bund 10-Year Bond June Futures	Short	06/2016	137	(122)	42	(9)
Put Options Strike @ EUR 111.300 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	540	(1)	0	0
Put Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2016	187	0	0	0
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	301	22	0	(7)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	528	54	0	(12)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	840	14	15	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	4,071	973	146	(439)

Total Futures Contracts				$444	$510	$(846)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	61,500	$(2,990)	$(355)	$218	$0
Receive	6-Month GBP-LIBOR *	1.000	06/15/2018	GBP	60,000	(325)	(537)	0	(44)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		708,200	(13,362)	(2,857)	0	(651)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		262,200	(1,209)	(723)	0	(240)
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		22,500	81	237	42	0

						$(17,805)	$(4,235)	$260	$(935)

Total Swap Agreements						$(17,805)	$(4,235)	$260	$(935)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	165

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(e)	Securities with an aggregate market value of $10,706 and cash of $5,399 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared (1)	$4	$510	$260	$774	$0	$(846)	$(935)	$(1,781)

(1)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016		AUD	9,922	$		7,361	$0	$(244)
	04/2016	$		999		AUD	1,396	71	0

BOA	04/2016		AUD	14,584	$		10,434	0	(746)
	04/2016		JPY	5,869,600			51,686	0	(467)
	04/2016	$		432		EUR	392	14	0
	04/2016			95,975		JPY	10,803,981	344	(323)
	05/2016		JPY	3,782,920	$		33,292	0	(348)

BPS	04/2016		EUR	17,809			19,549	0	(716)
	04/2016	$		5,556		CAD	7,262	36	0
	04/2016			35,982		JPY	4,054,340	43	0

CBK	04/2016		CHF	5,043	$		5,054	0	(190)
	04/2016		EUR	131,290			143,838	0	(5,557)
	04/2016		JPY	681,200			6,040	0	(13)
	04/2016	$		27,253		CAD	36,600	929	0
	04/2016			21,056		EUR	18,887	435	0
	04/2016			36,025		JPY	4,055,400	8	0
	05/2016			44,159		EUR	38,777	3	0

GLM	04/2016		CAD	198,876	$		145,957	0	(7,173)
	04/2016		DKK	283,136			40,677	0	(2,560)
	04/2016		EUR	41,643			45,984	0	(1,402)
	04/2016		JPY	7,439,900			66,313	208	0
	04/2016	$		10,639		CAD	14,251	334	0
	05/2016			402		EUR	359	6	0
	05/2016			16,183		JPY	1,814,900	0	(44)

HUS	04/2016		EUR	38,425	$		42,372	0	(1,352)
	04/2016	$		5,229		CHF	5,043	15	0
	04/2016			277,105		JPY	31,188,179	12	0
	05/2016		CAD	19,576	$		15,088	14	0
	05/2016		CHF	5,043			5,236	0	(16)
	05/2016		JPY	31,188,179			277,284	0	(59)

JPM	04/2016		CAD	15,957			12,291	4	0
	04/2016		JPY	30,324,400			266,938	0	(2,504)
	04/2016	$		117,563		CAD	159,131	4,965	0
	04/2016			17,478		EUR	15,583	254	0
	04/2016			2,706		GBP	1,888	5	0
	04/2016			15,986		JPY	1,814,900	140	0
	05/2016			84,308			9,454,400	0	(234)

MSB	04/2016			206,147		EUR	185,485	4,917	0
	04/2016			6,031		GBP	4,240	59	0
	05/2016		EUR	73,050	$		82,837	0	(359)

NAB	04/2016	$		17,758		AUD	23,110	0	(43)
	05/2016		AUD	23,110	$		17,734	43	0

SCX	04/2016		EUR	76,933			85,968	0	(1,574)
	04/2016		GBP	8,057			11,214	0	(358)

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016		JPY	9,641,500	$		86,001	$333	$0
	05/2016	$		65,568		JPY	7,371,400	0	(17)

UAG	04/2016		CAD	943	$		711	0	(15)
	04/2016		EUR	90,291			100,134	0	(2,609)
	04/2016	$		197,141		EUR	176,044	3,180	0
	04/2016			18,093		JPY	2,039,800	31	0
	05/2016		CAD	15,805	$		12,110	0	(60)
	05/2016		EUR	171,776			192,520	0	(3,113)
	10/2016		DKK	569,617			82,479	0	(5,066)

Total Forward Foreign Currency Contracts								$16,403	$(37,162)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	90.000	04/11/2016	$	300,000	$30	$1

BPS	Call - OTC EUR versus USD	$	1.360	04/06/2016	EUR	80,000	9	0
	Put - OTC USD versus CAD	CAD	1.180	04/11/2016	$	35,000	3	0

CBK	Put - OTC AUD versus USD	$	0.450	04/26/2016	AUD	200,000	14	0

							$56	$1

Total Purchased Options							$56	$1

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.740	04/04/2016	AUD	45,000	$(183)	$(1,195)

BRC	Call - OTC AUD versus USD		0.745	04/21/2016		15,000	(73)	(348)

CBK	Call - OTC USD versus CAD	CAD	1.374	04/28/2016	$	25,000	(138)	(16)

FBF	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR	30,000	(152)	(48)

GLM	Call - OTC EUR versus USD		1.136	05/05/2016		60,000	(455)	(850)
	Call - OTC USD versus CAD	CAD	1.373	04/01/2016	$	16,000	(92)	0

HUS	Call - OTC AUD versus USD	$	0.743	04/04/2016	AUD	15,000	(61)	(353)
	Call - OTC USD versus CAD	CAD	1.371	04/01/2016	$	18,000	(100)	0

JPM	Call - OTC EUR versus USD	$	1.127	05/04/2016	EUR	30,000	(216)	(587)

MSB	Put - OTC USD versus CAD	CAD	1.340	04/05/2016	$	30,000	(196)	(952)

SCX	Call - OTC EUR versus USD	$	1.129	05/06/2016	EUR	30,000	(227)	(562)

UAG	Put - OTC EUR versus USD		1.104	04/21/2016		30,000	(125)	(23)
	Put - OTC EUR versus USD		1.102	04/28/2016		30,000	(146)	(38)
	Call - OTC EUR versus USD		1.137	04/28/2016		30,000	(213)	(366)

							$(2,377)	$(5,338)

Total Written Options							$(2,377)	$(5,338)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	$21,100	AUD	0	EUR	0	$(141)
Sales	309,000		145,000		862,000	(8,539)
Closing Buys	(145,000)		0		0	1,186
Expirations	(46,100)		(70,000)		(464,000)	3,417
Exercised	(50,000)		0		(158,000)	1,700

Balance at End of Period	$89,000	AUD	75,000	EUR	240,000	$(2,377)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	167

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.244%	$ 4,600	$(70)	$(15)	$0	$(85)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.178	5,000	566	(714)	0	(148)

						$496	$(729)	$0	$(233)

Total Swap Agreements						$496	$(729)	$0	$(233)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(g)	Securities with an aggregate market value of $30,048 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$71	$0	$0	$71	$(244)	$0	$0	$(244)	$(173)	$0	$(173)
BOA	358	1	0	359	(1,884)	(1,195)	(233)	(3,312)	(2,953)	2,978	25
BPS	79	0	0	79	(716)	0	0	(716)	(637)	614	(23)
BRC	0	0	0	0	0	(348)	0	(348)	(348)	271	(77)
CBK	1,375	0	0	1,375	(5,760)	(16)	0	(5,776)	(4,401)	4,014	(387)
DUB	0	0	0	0	0	0	0	0	0	(680)	(680)
FBF	0	0	0	0	0	(48)	0	(48)	(48)	0	(48)
GLM	548	0	0	548	(11,179)	(850)	0	(12,029)	(11,481)	11,271	(210)
HUS	41	0	0	41	(1,427)	(353)	0	(1,780)	(1,739)	1,566	(173)
JPM	5,368	0	0	5,368	(2,738)	(587)	0	(3,325)	2,043	(2,289)	(246)
MSB	4,976	0	0	4,976	(359)	(952)	0	(1,311)	3,665	(3,340)	325
NAB	43	0	0	43	(43)	0	0	(43)	0	0	0
SCX	333	0	0	333	(1,949)	(562)	0	(2,511)	(2,178)	1,942	(236)
UAG	3,211	0	0	3,211	(10,863)	(427)	0	(11,290)	(8,079)	7,392	(687)

Total Over the Counter	$16,403	$1	$0	$16,404	$(37,162)	$(5,338)	$(233)	$(42,733)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	510	510
Swap Agreements	0	0	0	0	260	260

	$0	$0	$0	$0	$774	$774

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,403	$0	$16,403
Purchased Options	0	0	0	1	0	1

	$0	$0	$0	$16,404	$0	$16,404

	$0	$0	$0	$16,404	$774	$17,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$846	$846
Swap Agreements	0	0	0	0	935	935

	$0	$0	$0	$0	$1,781	$1,781

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,162	$0	$37,162
Written Options	0	0	0	5,338	0	5,338
Swap Agreements	0	233	0	0	0	233

	$0	$233	$0	$42,500	$0	$42,733

	$0	$233	$0	$42,500	$1,781	$44,514

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(11)	$(11)
Futures	0	0	0	0	(9,112)	(9,112)
Swap Agreements	0	0	0	0	(16,639)	(16,639)

	$0	$0	$0	$0	$(25,762)	$(25,762)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,800)	$0	$(16,800)
Purchased Options	0	0	0	(475)	0	(475)
Written Options	0	0	0	(158)	0	(158)
Swap Agreements	0	(564)	0	0	0	(564)

	$0	$(564)	$0	$(17,433)	$0	$(17,997)

	$0	$(564)	$0	$(17,433)	$(25,762)	$(43,759)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	(191)	(191)
Swap Agreements	0	0	0	0	(919)	(919)

	$0	$0	$0	$0	$(1,115)	$(1,115)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(37,142)	$0	$(37,142)
Purchased Options	0	0	0	78	0	78
Written Options	0	0	0	(3,042)	0	(3,042)
Swap Agreements	0	476	0	0	0	476

	$0	$476	$0	$(40,106)	$0	$(39,630)

	$0	$476	$0	$(40,106)	$(1,115)	$(40,745)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	169

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$49,606	$0	$49,606
Denmark
Corporate Bonds & Notes	0	129,037	0	129,037
Italy
Sovereign Issues	0	13,410	0	13,410
United States
Asset-Backed Securities	0	18,765	0	18,765
Corporate Bonds & Notes	0	5,462	0	5,462
Non-Agency Mortgage-Backed Securities	0	32,390	0	32,390
U.S. Government Agencies	0	6,100	0	6,100
U.S. Treasury Obligations	0	12,314	0	12,314
Short-Term Instruments
Repurchase Agreements	0	129,070	0	129,070
U.S. Treasury Bills	0	201,155	0	201,155
	$0	$597,309	$0	$597,309

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$234,947	$0	$0	$234,947

Total Investments	$234,947	$597,309	$0	$832,256

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	514	260	0	774
Over the counter	0	16,404	0	16,404
	$514	$16,664	$0	$17,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(846)	(935)	0	(1,781)
Over the counter	0	(42,733)	0	(42,733)
	$(846)	$(43,668)	$0	$(44,514)

Totals	$234,615	$570,305	$0	$804,920

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.2%

CORPORATE BONDS & NOTES 29.4%

BANKING & FINANCE 19.6%
American Express Credit Corp.
2.375% due 03/24/2017	$8,386	$8,486
2.800% due 09/19/2016	2,705	2,728
American Honda Finance Corp.
0.794% due 07/14/2017	1,150	1,148
1.117% due 10/07/2016	1,000	1,002
2.125% due 02/28/2017	700	708
2.600% due 09/20/2016	4,550	4,591
Aon Corp.
3.125% due 05/27/2016	800	803
Asian Development Bank
0.448% due 05/13/2016	71,900	71,898
Banco Santander Brasil S.A.
4.625% due 02/13/2017	10,400	10,619
Bank Nederlandse Gemeenten NV
0.625% due 07/18/2016	2,075	2,075
Bank of America Corp.
0.947% due 08/15/2016	2,000	1,997
1.350% due 11/21/2016	1,900	1,902
3.750% due 07/12/2016	41,655	41,962
3.875% due 03/22/2017	8,014	8,201
5.625% due 10/14/2016	700	717
6.500% due 08/01/2016	135,000	137,414
Bank of America N.A.
0.914% due 06/15/2016	1,750	1,750
1.040% due 05/08/2017	6,275	6,264
1.086% due 06/05/2017	58,250	58,182
1.088% due 02/14/2017	500	500
1.250% due 02/14/2017	5,600	5,609
5.300% due 03/15/2017	1,800	1,863
Bank of Nova Scotia
1.950% due 01/30/2017	2,800	2,824
2.150% due 08/03/2016	29,645	29,788
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.550% due 09/09/2016	3,316	3,323
Banque Federative du Credit Mutuel S.A.
1.471% due 10/28/2016	4,375	4,385
Bear Stearns Cos. LLC
6.400% due 10/02/2017	19,800	21,187
BPCE S.A.
1.235% due 06/23/2017	16,440	16,446
1.272% due 06/17/2017	31,300	31,258
1.471% due 02/10/2017	10,250	10,276
1.700% due 04/25/2016	500	500
Caisse Centrale Desjardins
1.600% due 03/06/2017	2,500	2,515
Citigroup, Inc.
0.906% due 06/09/2016	4,400	4,398
1.175% due 03/10/2017	3,300	3,296
1.298% due 11/15/2016	900	901
1.402% due 04/01/2016	17,100	17,100
1.579% due 07/25/2016	203,800	204,146
3.953% due 06/15/2016	3,000	3,017
5.850% due 08/02/2016	121,100	123,012
Credit Agricole S.A.
1.177% due 06/12/2017	33,100	33,039
1.213% due 06/02/2017	14,200	14,154
1.625% due 04/15/2016	1,000	1,000
1.782% due 04/15/2016	3,000	3,001
Credit Suisse AG
1.125% due 05/26/2017	600	598
Danske Bank A/S
3.875% due 04/14/2016	2,000	2,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
1.000% due 11/07/2016		$12,700	$12,709
1.250% due 10/18/2016		15,000	15,021
Erste Abwicklungsanstalt
0.836% due 06/07/2016		19,400	19,408
European Investment Bank
0.625% due 04/15/2016		15,041	15,042
FMS Wertmanagement AoeR
0.670% due 09/27/2016		14,800	14,798
Ford Motor Credit Co. LLC
1.070% due 11/08/2016		6,755	6,733
1.400% due 01/17/2017		46,070	46,118
1.500% due 01/17/2017		48,159	48,108
1.700% due 05/09/2016		24,090	24,107
1.870% due 05/09/2016		25,345	25,365
3.984% due 06/15/2016		22,407	22,550
4.207% due 04/15/2016		35,858	35,890
8.000% due 12/15/2016		8,000	8,354
General Motors Financial Co., Inc.
2.625% due 07/10/2017		16,000	16,102
2.750% due 05/15/2016		91,576	91,744
4.750% due 08/15/2017		2,300	2,375
Goldman Sachs Group, Inc.
1.260% due 06/04/2017		264,150	263,887
6.250% due 09/01/2017		9,150	9,742
7.750% due 11/23/2016	AUD	21,500	16,960
HSBC Bank PLC
3.100% due 05/24/2016		$2,200	2,207
HSBC Finance Corp.
1.065% due 06/01/2016		42,157	42,147
HSBC USA, Inc.
1.082% due 03/03/2017		76,600	76,493
Industrial Bank of Korea
3.750% due 09/29/2016		6,300	6,382
ING Bank NV
3.750% due 03/07/2017		7,075	7,233
Inter-American Development Bank
0.622% due 12/12/2016		23,000	22,986
Jackson National Life Global Funding
1.250% due 02/21/2017		9,700	9,713
JPMorgan Chase & Co.
1.138% due 02/15/2017		96,950	97,035
3.150% due 07/05/2016		12,425	12,504
JPMorgan Chase Bank N.A.
0.962% due 06/13/2016		27,550	27,553
1.053% due 06/02/2017		7,700	7,696
KEB Hana Bank
4.000% due 11/03/2016		1,000	1,017
KFW
0.500% due 07/15/2016		11,200	11,197
0.772% due 10/13/2016		2,100	2,101
Kookmin Bank
1.867% due 10/11/2016		500	501
Macquarie Bank Ltd.
1.135% due 02/26/2017		58,500	58,465
1.249% due 10/27/2017		1,600	1,594
1.418% due 03/24/2017		84,550	84,426
1.650% due 03/24/2017		22,065	22,118
2.000% due 08/15/2016		16,812	16,872
Mizuho Bank Ltd.
1.050% due 04/16/2017		2,000	1,992
Morgan Stanley
1.070% due 10/18/2016		11,500	11,494
3.800% due 04/29/2016		31,425	31,489
5.750% due 10/18/2016		7,000	7,176
MUFG Union Bank N.A.
1.021% due 05/05/2017		10,650	10,599

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.380% due 09/26/2016		$34,175	$34,241
1.500% due 09/26/2016		6,082	6,092
3.000% due 06/06/2016		12,500	12,549
5.950% due 05/11/2016		3,068	3,084
National Bank of Canada
2.200% due 10/19/2016		18,350	18,481
National Rural Utilities Cooperative Finance Corp.
0.918% due 11/23/2016		750	750
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		700	702
New York Life Global Funding
0.736% due 09/06/2016		5,700	5,702
Nordea Bank AB
0.875% due 05/13/2016		1,080	1,080
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		4,000	4,022
Nordic Investment Bank
0.500% due 04/14/2016		25,800	25,800
NRW Bank
1.000% due 05/22/2017		12,400	12,416
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	560,000	85,837
1.000% due 10/01/2016		707,200	108,796
1.000% due 01/01/2017		34,000	5,247
2.000% due 04/01/2016		500,000	76,417
2.000% due 10/01/2016		247,000	38,133
2.000% due 01/01/2017		155,000	24,094
PACCAR Financial Corp.
0.826% due 06/06/2017		$4,850	4,847
PNC Bank N.A.
1.150% due 11/01/2016		13,130	13,148
1.300% due 10/03/2016		10,090	10,111
Pricoa Global Funding
1.150% due 11/25/2016		2,000	2,001
Rabobank Group
0.951% due 04/28/2017		22,375	22,378
Realkredit Danmark A/S
1.000% due 04/01/2016	DKK	476,000	72,790
1.000% due 01/01/2017		200,000	30,837
2.000% due 04/01/2016		600,000	91,663
2.000% due 01/01/2017		250,000	38,814
Royal Bank of Canada
1.125% due 07/22/2016		$18,277	18,299
Santander Holdings USA, Inc.
4.625% due 04/19/2016		25,700	25,738
SpareBank Boligkreditt A/S
2.625% due 05/27/2016		16,000	16,041
Standard Chartered PLC
3.200% due 05/12/2016		1,750	1,754
Sumitomo Mitsui Banking Corp.
1.051% due 01/10/2017		12,285	12,274
1.450% due 07/19/2016		6,105	6,115
Suncorp-Metway Ltd.
1.088% due 05/23/2016		1,600	1,600
Svensk Exportkredit AB
0.768% due 04/29/2016		345,000	345,056
0.995% due 11/09/2017		1,400	1,403
Swedbank Hypotek AB
2.125% due 08/31/2016		24,100	24,215
Toronto-Dominion Bank
1.625% due 09/14/2016		59,389	59,597
Toyota Motor Credit Corp.
0.908% due 05/17/2016		500	500
UBS AG
0.998% due 08/14/2017		13,000	12,938
1.130% due 09/26/2016		19,500	19,519
1.195% due 06/01/2017		68,925	68,887
1.375% due 06/01/2017		5,500	5,494

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	171

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vesey Street Investment Trust
4.404% due 09/01/2016	$11,000	$11,115
Wachovia Corp.
0.904% due 06/15/2017	1,200	1,196
0.992% due 10/15/2016	8,600	8,598
Wells Fargo Bank N.A.
0.894% due 06/15/2017	33,000	32,879
1.175% due 09/07/2017	15,950	15,968

		3,609,806

INDUSTRIALS 4.4%
Actavis Funding SCS
1.300% due 06/15/2017	1,693	1,687
1.850% due 03/01/2017	27,812	27,952
Allergan, Inc.
5.750% due 04/01/2016	17,300	17,300
Amgen, Inc.
0.998% due 05/22/2017	4,250	4,241
1.250% due 05/22/2017	4,900	4,911
2.125% due 05/15/2017	2,500	2,529
2.300% due 06/15/2016	23,033	23,100
2.500% due 11/15/2016	24,105	24,322
5.850% due 06/01/2017	2,000	2,106
Anheuser-Busch InBev Worldwide, Inc.
1.375% due 07/15/2017	3,000	3,017
Anthem, Inc.
2.375% due 02/15/2017	4,000	4,033
Becton Dickinson and Co.
1.084% due 06/15/2016	165,415	165,431
1.750% due 11/08/2016	6,000	6,021
Chevron Corp.
0.980% due 11/09/2017	39,100	39,029
ConAgra Foods, Inc.
0.994% due 07/21/2016	10,000	9,993
Daimler Finance North America LLC
0.985% due 03/10/2017	11,700	11,650
1.296% due 08/01/2016	18,885	18,900
1.450% due 08/01/2016	34,207	34,268
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	16,150	16,156
ERAC USA Finance LLC
1.400% due 04/15/2016	3,477	3,478
Express Scripts Holding Co.
2.650% due 02/15/2017	14,421	14,612
Hyundai Capital America
3.750% due 04/06/2016	1,298	1,298
Johnson & Johnson
0.706% due 11/28/2016	93,500	93,514
Kroger Co.
1.150% due 10/17/2016	10,400	10,407
NBCUniversal Enterprise, Inc.
1.159% due 04/15/2016	15,000	15,003
Nissan Motor Acceptance Corp.
1.182% due 03/03/2017	800	800
1.330% due 09/26/2016	12,775	12,789
Philip Morris International, Inc.
1.250% due 08/11/2017	5,200	5,222
1.625% due 03/20/2017	3,500	3,526
SABMiller Holdings, Inc.
2.450% due 01/15/2017	40,594	40,971
Statoil ASA
1.800% due 11/23/2016	1,200	1,207
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	7,000	7,045
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	10,000	10,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tyson Foods, Inc.
6.600% due 04/01/2016	$4,800	$4,800
UnitedHealth Group, Inc.
1.070% due 01/17/2017	15,800	15,815
Viacom, Inc.
6.250% due 04/30/2016	2,686	2,696
Volkswagen Group of America Finance LLC
0.898% due 11/22/2016	30,400	30,142
0.988% due 05/23/2017	1,100	1,087
1.250% due 05/23/2017	8,800	8,741
Volkswagen International Finance NV
1.058% due 11/18/2016	84,750	84,345
1.125% due 11/18/2016	11,750	11,702
2.375% due 03/22/2017	3,049	3,068
2.875% due 04/01/2016	990	990
Walgreens Boots Alliance, Inc.
1.068% due 05/18/2016	3,300	3,301
Wesfarmers Ltd.
2.983% due 05/18/2016	3,050	3,057
Woolworths Ltd.
3.150% due 04/12/2016	4,750	4,752

		811,070

UTILITIES 5.4%
AT&T, Inc.
1.049% due 03/30/2017	51,000	50,985
2.950% due 05/15/2016	57,213	57,349
BellSouth Corp.
4.821% due 04/26/2021	101,980	102,237
BP Capital Markets PLC
1.040% due 11/07/2016	30,922	30,900
2.248% due 11/01/2016	3,200	3,225
Commonwealth Edison Co.
5.950% due 08/15/2016	2,025	2,062
Entergy Corp.
4.700% due 01/15/2017	1,874	1,908
Orange S.A.
2.750% due 09/14/2016	37,387	37,669
Shell International Finance BV
0.941% due 05/10/2017	61,300	61,196
Verizon Communications, Inc.
1.036% due 06/09/2017	112,917	112,712
1.350% due 06/09/2017	1,700	1,705
2.164% due 09/15/2016	461,756	464,289
2.500% due 09/15/2016	77,203	77,806

		1,004,043

Total Corporate Bonds & Notes (Cost $5,397,952)		5,424,919

U.S. GOVERNMENT AGENCIES 1.6%
Federal Farm Credit Bank
0.490% due 03/22/2017	20,850	20,832
0.500% due 04/10/2017 - 07/03/2017	19,050	19,028
0.600% due 05/23/2017	18,700	18,699
0.730% due 09/14/2017	48,300	48,357
Federal Farm Credit Banks
0.525% due 11/13/2017	29,000	28,937
Federal Home Loan Bank
0.560% due 11/07/2016	62,950	62,858
1.375% due 03/16/2018	89,200	89,518

Total U.S. Government Agencies (Cost $288,221)		288,229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (e)(g)	$294,400	$294,814

Total U.S. Treasury Obligations (Cost $294,570)		294,814

ASSET-BACKED SECURITIES 1.0%
American Express Credit Account Master Trust
0.726% due 01/15/2020	7,000	7,005
BMW Vehicle Lease Trust
0.420% due 10/20/2016	6,292	6,292
Capital Auto Receivables Asset Trust
0.750% due 03/20/2017	95,000	95,004
Ford Credit Auto Lease Trust
0.430% due 11/15/2016	14,160	14,160
Mercedes-Benz Auto Receivables Trust
0.430% due 11/15/2016	35,497	35,485
Nissan Auto Receivables Owner Trust
0.400% due 10/17/2016	16,424	16,418

Total Asset-Backed Securities (Cost $174,374)		174,364

SOVEREIGN ISSUES 1.9%
Austria Government International Bond
1.750% due 06/17/2016	35,155	35,234
Development Bank of Japan, Inc.
1.625% due 10/05/2016	42,800	42,949
Export-Import Bank of Korea
1.335% due 11/26/2016	3,000	3,004
Hydro-Quebec
2.000% due 06/30/2016	6,000	6,017
7.500% due 04/01/2016	24,760	24,760
Japan Bank for International Cooperation
2.250% due 07/13/2016	49,199	49,400
Kommunekredit
0.875% due 07/29/2016	3,200	3,202
Korea Development Bank
1.246% due 01/22/2017	1,000	1,000
Province of Ontario
1.000% due 07/22/2016	43,350	43,393
2.300% due 05/10/2016	72,575	72,686
5.450% due 04/27/2016	200	201
Province of Quebec
9.000% due 04/01/2016	4,037	4,037
State of North Rhine-Westphalia
0.921% due 04/28/2017	40,600	40,657
0.939% due 05/03/2017	21,000	21,023

Total Sovereign Issues (Cost $347,822)		347,563

SHORT-TERM INSTRUMENTS 68.7%

CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.088% due 02/17/2017	1,200	1,201
Intesa Sanpaolo SpA
1.997% due 04/11/2016	14,200	14,201
Sumitomo Mitsui Banking Corp.
0.938% due 04/29/2016	4,200	4,202

		19,604

COMMERCIAL PAPER 8.2%
AutoNation, Inc.
1.300% due 04/19/2016	18,500	18,493
1.300% due 04/22/2016	35,000	34,985

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Baxalta, Inc.
1.050% due 04/06/2016	$5,000	$5,000
1.100% due 04/05/2016	18,000	17,999
1.100% due 04/06/2016	6,000	6,000
Becton Dickinson & Co.
0.760% due 05/02/2016	15,500	15,493
Commonwealth Edison
0.870% due 04/21/2016	38,000	37,989
Cox Enterprises, Inc.
0.960% due 04/06/2016	27,000	26,998
0.970% due 04/06/2016	30,000	29,998
1.020% due 04/05/2016	50,000	49,997
Duke Energy Corp.
0.930% due 04/18/2016	10,000	9,998
1.010% due 04/11/2016	40,300	40,294
Electricite de France S.A.
1.510% due 01/09/2017	51,350	50,861
EMC Corp.
1.015% due 04/04/2016 (c)	69,600	69,597
1.015% due 04/07/2016 (c)	16,000	15,999
Entergy Corp.
1.120% due 04/08/2016	22,000	21,997
1.130% due 04/04/2016	8,500	8,500
1.130% due 04/05/2016	12,000	11,999
1.130% due 04/25/2016	33,500	33,485
Exelon Generation Co. LLC
1.020% due 04/18/2016	1,000	1,000
1.025% due 04/04/2016	22,000	21,999
1.025% due 04/05/2016	26,000	25,998
1.050% due 04/21/2016	43,000	42,988
1.050% due 05/11/2016	7,000	6,996
Hewlett Packard Enterprise Co.
0.970% due 04/25/2016	58,000	57,985
Hitachi Capital America Corp.
0.930% due 04/14/2016	9,634	9,632
1.020% due 04/01/2016	31,600	31,600
1.020% due 04/06/2016	9,000	8,999
HP, Inc.
0.890% due 04/15/2016	63,000	62,991
0.910% due 04/28/2016	25,000	24,993
0.920% due 04/28/2016	9,300	9,297
0.970% due 04/04/2016	10,000	10,000
0.980% due 04/04/2016	23,500	23,499
Humana, Inc.
0.910% due 04/07/2016	10,350	10,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.910% due 04/08/2016	$15,000	$14,998
0.950% due 04/19/2016	9,500	9,497
Hyundai Capital America
0.820% due 04/27/2016	41,000	40,985
0.920% due 05/09/2016	35,000	34,981
NiSource Finance Corp.
0.930% due 04/06/2016	10,000	9,999
0.950% due 04/15/2016	6,000	5,999
1.030% due 04/18/2016	5,500	5,499
Pepco Holdings, Inc.
0.960% due 04/04/2016	11,000	10,999
1.100% due 04/15/2016	28,500	28,492
Pitney Bowes, Inc.
1.050% due 04/13/2016	4,500	4,499
1.050% due 04/18/2016	11,000	10,997
1.090% due 04/21/2016	10,000	9,997
1.090% due 04/22/2016	10,500	10,497
1.100% due 04/19/2016	7,500	7,498
Syngenta Wilmington, Inc.
1.920% due 07/05/2016	97,000	96,789
Thermo Fisher Scientific, Inc.
1.500% due 06/10/2016	75,000	74,810
1.570% due 06/10/2016	9,500	9,476
1.700% due 07/08/2016	77,800	77,506
1.800% due 07/08/2016	28,000	27,894
Thomson Reuters Corp.
0.870% due 04/26/2016	5,000	4,998
Viacom, Inc.
1.270% due 04/11/2016	24,000	23,997
1.290% due 05/02/2016	56,750	56,693
Volvo Group Treasury N.A.
0.820% due 04/13/2016	5,100	5,099
0.820% due 04/15/2016	19,000	18,996
0.870% due 04/11/2016	5,500	5,499
0.870% due 04/18/2016	5,000	4,999
0.870% due 04/19/2016	14,500	14,496
0.910% due 04/14/2016	24,000	23,996
Wyndham Worldwide
0.980% due 04/05/2016	10,000	9,999

		1,514,192

REPURCHASE AGREEMENTS (d) 39.9%
		7,354,150

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.2%
AmeriCredit Automobile Receivables Trust
0.500% due 11/08/2016		$25,726	$25,726
Chrysler Capital Auto Receivables Trust
0.480% due 11/15/2016		8,314	8,314
Dell Equipment Finance Trust
0.530% due 10/24/2016		16,867	16,868
Dominion Resources, Inc.
1.368% due 05/12/2016		117,900	117,866
Ford Credit Auto Lease Trust
0.650% due 03/15/2017		39,000	39,002
GE Capital International Funding Co.
0.964% due 04/15/2016		20,693	20,694

			228,470

JAPAN TREASURY BILLS 19.0%
(0.149)% due 04/07/2016 - 05/16/2016 (a)(b)	JPY	394,810,000	3,509,023

MEXICO TREASURY BILLS 0.3%
3.326% due 04/07/2016 (b)(c)	MXN	1,000,000	57,804

Total Short-Term Instruments (Cost $12,648,534)			12,683,243

Total Investments in Securities (Cost $19,151,473)			19,213,132

Total Investments 104.2% (Cost $19,151,473)			$19,213,132

Financial Derivative Instruments (f) (0.0%) (Cost or Premiums, net $(0))			10,350

Other Assets and Liabilities, net (4.2%)			(788,695)

Net Assets 100.0%			$18,434,787

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.410%	03/31/2016	04/01/2016	$24,100	U.S. Treasury Notes 2.000% due 07/31/2022	$(24,674)	$24,100	$24,100
	0.450	04/01/2016	04/04/2016	22,500	U.S. Treasury Notes 2.125% due 05/15/2025	(22,942)	22,500	22,500
	0.500	03/31/2016	04/01/2016	203,100	Fannie Mae 4.000% due 04/01/2046	(16,297)	203,100	203,103
					Freddie Mac 4.000% due 04/01/2046	(9,900)
					Ginnie Mae 3.500% - 5.000% due 08/20/2045 - 03/20/2046	(184,367)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	173

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$ 351,500	U.S. Treasury Bonds 3.625% due 02/15/2044	$(261,395)	$351,500	$351,505
					U.S. Treasury Notes 1.500% due 03/31/2023	(99,245)
BPG	0.450	03/31/2016	04/01/2016	2,100	U.S. Treasury Notes 0.625% due 04/30/2018	(2,145)	2,100	2,100
	0.460	03/31/2016	04/01/2016	60,200	U.S. Treasury Notes 1.750% due 05/15/2023	(61,583)	60,200	60,201
	0.460	04/01/2016	04/04/2016	10,700	U.S. Treasury Notes 0.625% due 04/30/2018	(10,924)	10,700	10,700
	0.480	03/31/2016	04/01/2016	10,000	Ginnie Mae 3.500% due 03/20/2045	(10,388)	10,000	10,000
BSN	0.470	03/31/2016	04/01/2016	145,300	U.S. Treasury Notes 1.375% due 04/30/2020	(148,523)	145,300	145,302
DEU	0.470	03/31/2016	04/01/2016	59,500	U.S. Treasury Bonds 3.750% due 11/15/2043	(60,913)	59,500	59,501
FAR	0.470	03/31/2016	04/01/2016	374,600	U.S. Treasury Notes 1.375% due 04/30/2020	(382,890)	374,600	374,605
	0.480	03/31/2016	04/07/2016	500,000	Freddie Mac 3.500% due 07/01/2045	(516,120)	500,000	500,007
	0.540	03/31/2016	04/01/2016	296,600	Freddie Mac 3.500% due 07/01/2045	(306,162)	296,600	296,604
GSC	0.470	03/31/2016	04/01/2016	52,700	Freddie Mac 3.500% due 09/01/2042	(54,432)	52,700	52,701
	0.470	03/31/2016	04/01/2016	16,900	Freddie Mac 4.000% due 03/01/2043	(17,468)	16,900	16,900
IND	(0.420)%	04/01/2016	04/04/2016	EUR 300,000	Caisse d’Amortissement de la Dette Sociale 2.375% - 4.125% due 04/25/2023 - 01/25/2024	(101,183)	341,625	341,621
					Caisse des Depots et Cosignations 1.375% due 11/20/2018	(54,988)
					European Investment Bank 2.625% due 03/15/2018	(43,394)
					European Stability Mechanism 1.375% due 03/04/2021	(66,202)
					FMS Wertmanagement AoeR 1.875% due 05/09/2019	(55,339)
					SNCF Reseau 4.250% due 10/07/2026	(20,415)
	(0.480)%	03/31/2016	04/01/2016	300,000	Agence Francaise de Developpement 1.250% due 02/27/2018	(17,702)	341,625	341,625
					Caisse d’Amortissement de la Dette Sociale 1.850% due 07/25/2019	(325,019)
JPS	0.450	03/31/2016	04/07/2016	$ 178,400	U.S. Treasury Notes 1.375% due 07/31/2018	(182,327)	178,400	178,402
	0.470	03/31/2016	04/01/2016	318,700	U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016	(325,179)	318,700	318,704
	0.480	04/01/2016	04/04/2016	117,000	U.S. Treasury Inflation Protected Securities 2.500% due 07/15/2016	(119,452)	117,000	117,000
	0.480	03/29/2016	04/05/2016	150,000	U.S. Treasury Notes 2.000% due 02/15/2025	(154,609)	150,000	150,006
	0.490	03/29/2016	04/05/2016	500,000	U.S. Treasury Notes 1.500% - 1.625% due 02/28/2019 - 04/30/2019	(513,016)	500,000	500,020
MBC	0.460	03/31/2016	04/01/2016	137,900	U.S. Treasury Notes 1.875% due 10/31/2022	(142,243)	137,900	137,902
NXN	0.470	03/31/2016	04/01/2016	500,000	U.S. Treasury Notes 2.625% due 11/15/2020	(511,122)	500,000	500,006
RDR	0.470	03/31/2016	04/01/2016	1,272,900	U.S. Treasury Notes 1.500% - 2.500% due 11/30/2017 - 08/15/2023	(1,303,185)	1,272,900	1,272,917
	0.490	03/29/2016	04/05/2016	500,000	U.S. Treasury Notes 1.625% - 2.625% due 06/30/2020 - 08/15/2020	(513,826)	500,000	500,020
SAL	0.470	03/31/2016	04/01/2016	1,000	U.S. Treasury Notes 1.625% due 11/30/2020	(1,026)	1,000	1,000
	0.500	03/31/2016	04/01/2016	25,000	U.S. Treasury Notes 1.625% due 11/30/2020	(25,565)	25,000	25,000
SCX	0.470	03/31/2016	04/01/2016	6,300	U.S. Treasury Notes 1.375% due 03/31/2020	(6,437)	6,300	6,300
SGY	0.390	03/28/2016	04/04/2016	500,000	U.S. Treasury Inflation Protected Securities 0.125% - 3.625% due 04/15/2020 - 04/15/2028	(516,731)	500,000	500,022
	0.440	03/31/2016	04/01/2016	112,200	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2023	(114,710)	112,200	112,201
TDM	0.460	03/31/2016	04/01/2016	221,700	U.S. Treasury Notes 1.375% - 2.375% due 07/31/2020 - 07/31/2022	(227,408)	221,700	221,703

Total Repurchase Agreements						$(7,531,446)	$7,354,150	$7,354,278

(1)	Includes accrued interest.

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of March 31, 2016:

(e)	Securities with an aggregate market value of $5,375 and cash of $5,195 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
PIMCO Short-Term Floating NAV Portfolio III
Global/Master Repurchase Agreement
BCY	$249,703	$0	$0	$249,703	$(258,180)	$(8,477)
BOS	351,505	0	0	351,505	(360,640)	(9,135)
BPG	83,001	0	0	83,001	(85,040)	(2,039)
BSN	145,302	0	0	145,302	(148,523)	(3,221)
DEU	59,501	0	0	59,501	(60,913)	(1,412)
FAR	1,171,216	0	0	1,171,216	(1,205,171)	(33,955)
GSC	16,900	0	0	16,900	(17,468)	(568)
IND	683,246	0	0	683,246	(684,243)	(997)
JPS	1,264,132	0	0	1,264,132	(1,291,509)	(27,377)
MBC	137,902	0	0	137,902	(142,243)	(4,341)
NXN	500,006	0	0	500,006	(511,122)	(11,116)
RDR	1,772,937	0	0	1,772,937	(1,814,711)	(41,774)
SAL	26,000	0	0	26,000	(26,591)	(591)
SCX	6,300	0	0	6,300	(6,437)	(137)
SGY	612,223	0	0	612,223	(626,247)	(14,024)
TDM	221,703	0	0	221,703	(227,408)	(5,705)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
GSC	52,701	0	0	52,701	(54,432)	(1,731)

Total Borrowings and Other Financing Transactions	$7,354,278	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2016		BRL	292,920	$		82,306	$795	$0
	04/2016		JPY	12,050,000			103,120	0	(4,025)
	04/2016	$		72,692		BRL	292,920	8,820	0
	04/2016			934		JPY	106,200	10	0
	05/2016		JPY	8,106,200	$		70,963	0	(1,166)
	07/2016		DKK	5,920			883	0	(24)
	10/2016			357,200			52,930	0	(2,012)

BPS	04/2016		JPY	75,300,000			665,688	0	(3,723)
	05/2016			6,010,000			52,847	0	(630)
	07/2016		BRL	445,750			129,109	8,161	0
	01/2017		DKK	410,420			61,208	0	(2,169)

CBK	04/2016			1,100,000			157,096	0	(11,012)
	04/2016		JPY	88,700,000			779,273	41	(9,255)
	04/2016		MXN	994,293			53,560	0	(3,936)
	11/2016		AUD	22,650			16,708	0	(503)

DUB	04/2016		DKK	15,830			2,260	0	(160)
	10/2016			4,655			695	0	(21)
	01/2017			234,000			34,831	0	(1,304)

GLM	04/2016		BRL	415,000			116,609	1,126	0
	04/2016	$		101,072		BRL	415,000	14,412	0
	07/2016		BRL	430,000	$		101,944	0	(14,731)
	07/2016	$		22,185		BRL	92,000	2,778	0
	01/2017		DKK	11,150	$		1,659	0	(63)

HUS	04/2016			476,000			67,967	0	(4,778)
	07/2016	$		257,038		BRL	1,050,000	27,866	0
	10/2016		DKK	605,400	$		90,358	0	(2,761)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	175

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	04/2016		BRL	185,080	$		52,005	$502	$0
	04/2016		JPY	1,500			14	0	0
	04/2016	$		45,761		BRL	185,080	5,742	0
	07/2016		BRL	192,000	$		46,204	0	(5,893)
	07/2016	$		58,963		BRL	241,750	6,632	0

MSB	04/2016		BRL	893,000	$		272,635	24,138	0
	04/2016	$		250,920		BRL	893,000	0	(2,423)
	07/2016		BRL	281,000	$		68,910	0	(7,336)
	07/2016		DKK	560,000			83,484	0	(2,341)

NAB	04/2016		JPY	80,300			718	4	0

SCX	04/2016		DKK	12,690			1,806	0	(134)

UAG	04/2016		JPY	204,774,400			1,809,920	1,676	(11,953)

Total Forward Foreign Currency Contracts								$102,703	$(92,353)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(g)	Securities with an aggregate market value of $16,888 and cash of $31,070 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
PIMCO Short-Term Floating NAV Portfolio III
BOA	$9,615	$0	$0	$9,615	$(2,036)	$0	$0	$(2,036)	$7,579	$(6,370)	$1,209
BPS	8,161	0	0	8,161	(2,169)	0	0	(2,169)	5,992	(7,100)	(1,108)
CBK	0	0	0	0	(15,451)	0	0	(15,451)	(15,451)	15,504	53
DUB	0	0	0	0	(1,485)	0	0	(1,485)	(1,485)	534	(951)
GLM	18,316	0	0	18,316	(14,794)	0	0	(14,794)	3,522	(2,140)	1,382
HUS	27,866	0	0	27,866	(7,539)	0	0	(7,539)	20,327	(19,170)	1,157
JPM	12,876	0	0	12,876	(5,893)	0	0	(5,893)	6,983	(5,955)	1,028
MSB	24,138	0	0	24,138	(12,100)	0	0	(12,100)	12,038	(17,270)	(5,232)
SCX	0	0	0	0	(134)	0	0	(134)	(134)	0	(134)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BOA	10	0	0	10	(5,191)	0	0	(5,191)	(5,181)	5,250	69
BPS	0	0	0	0	(4,353)	0	0	(4,353)	(4,353)	4,770	417
CBK	41	0	0	41	(9,255)	0	0	(9,255)	(9,214)	9,680	466
NAB	4	0	0	4	0	0	0	0	4	0	4
UAG	1,676	0	0	1,676	(11,953)	0	0	(11,953)	(10,277)	11,370	1,093

Total Over the Counter	$102,703	$0	$0	$102,703	$(92,353)	$0	$0	$(92,353)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$102,703	$0	$102,703

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$92,353	$0	$92,353

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2016

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$499,525	$0	$499,525

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(708,461)	$0	$(708,461)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,609,806	$0	$3,609,806
Industrials	0	811,070	0	811,070
Utilities	0	1,004,043	0	1,004,043
U.S. Government Agencies	0	288,229	0	288,229
U.S. Treasury Obligations	0	294,814	0	294,814
Asset-Backed Securities	0	174,364	0	174,364
Sovereign Issues	0	347,563	0	347,563
Short-Term Instruments
Certificates of Deposit	0	19,604	0	19,604
Commercial Paper	56,693	1,457,499	0	1,514,192
Repurchase Agreements	0	7,354,150	0	7,354,150
Short-Term Notes	0	228,470	0	228,470
Japan Treasury Bills	0	3,509,023	0	3,509,023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Mexico Treasury Bills	$0	$57,804	$0	$57,804

Total Investments	$56,693	$19,156,439	$0	$19,213,132

Financial Derivative Instruments - Assets
Over the counter	$0	$102,703	$0	$102,703

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(92,353)	$0	$(92,353)

Totals	$56,693	$19,166,789	$0	$19,223,482

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	177

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV

178	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Portfolio III, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Portfolios have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s NAV. The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class, less any liabilities, by the total number of shares outstanding of that Portfolio or class. On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that

ANNUAL REPORT	MARCH 31, 2016	179

Notes to Financial Statements (Cont.)

becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by

Pricing Services or other pricing sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the

180	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation

ANNUAL REPORT	MARCH 31, 2016	181

Notes to Financial Statements (Cont.)

techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedules of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedules of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

182	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to

ANNUAL REPORT	MARCH 31, 2016	183

Notes to Financial Statements (Cont.)

be affiliated with the Portfolios. The tables below show the Portfolio’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Asset-Backed Securities Portfolio	$11	$0	$(11)	$0	$0	$0	$0	$0
PIMCO Emerging Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO High Yield Portfolio	12	0	(12)	0	0	0	0	0
PIMCO Investment Grade Corporate Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Mortgage Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Municipal Sector Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Real Return Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Senior Floating Rate Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Portfolio	14	0	(14)	0	0	0	0	0
PIMCO U.S. Government Sector Portfolio	11	0	(11)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Asset-Backed Securities Portfolio	$271,740	$1,042,828	$(929,500)	$(1,274)	$(601)	$383,193	$4,027	$0
PIMCO Emerging Markets Portfolio	123,317	834,001	(842,200)	(387)	17	114,748	1,201	0
PIMCO High Yield Portfolio	4,564	830,059	(807,400)	(387)	8	26,844	860	0
PIMCO Investment Grade Corporate Portfolio	25,198	1,008,276	(1,025,800)	(142)	0	7,532	276	0
PIMCO Long Duration Corporate Bond Portfolio	205,969	3,756,508	(3,945,700)	(1,365)	(19)	15,393	2,008	0
PIMCO Low Duration Portfolio	65,465	28,866	(94,320)	0	(11)	0	201	0
PIMCO Moderate Duration Portfolio	90,969	130,066	(221,012)	(4)	(19)	0	301	0
PIMCO Mortgage Portfolio	336,056	1,334,462	(1,667,700)	19	(84)	2,753	961	0
PIMCO Municipal Sector Portfolio	3,331	45,851	(46,301)	(22)	0	2,859	50	0
PIMCO Real Return Portfolio	123,393	418,504	(500,800)	(33)	(6)	41,058	105	0
PIMCO Senior Floating Rate Portfolio	4,203	31,529	(33,300)	(6)	(1)	2,425	29	0
PIMCO Short-Term Portfolio	167,307	570,528	(622,499)	(714)	21	114,643	1,629	0
PIMCO U.S. Government Sector Portfolio	126	68,916	(68,892)	1	(1)	150	15	0
PIMCO International Portfolio	326,005	219,309	(309,500)	(921)	54	234,947	2,309	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities

184	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2016, the Portfolios had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

ANNUAL REPORT	MARCH 31, 2016	185

Notes to Financial Statements (Cont.)

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates) CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

186	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Certain Portfolios may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Portfolios may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Portfolios may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

ANNUAL REPORT	MARCH 31, 2016	187

Notes to Financial Statements (Cont.)

(d) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(e) Tender Option Bond Transactions  Certain Portfolios may leverage their assets through the use of tender option bond transactions. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that either is owned or identified by a Portfolio. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Portfolio that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Portfolio bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Portfolio, the Portfolio may then invest the cash received in additional securities, generating leverage for the Portfolio. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Portfolio has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the portfolios ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Portfolio provides the Portfolio with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Portfolio, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Portfolios). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Portfolio’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Portfolio. A Portfolio typically invests the cash received in additional municipal bonds. The Portfolios account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Portfolios’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Portfolio on an

188	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Portfolios may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

Regulators recently finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and operate to require that such programs be restructured. In particular, when effective, these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and are required to fully comply by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Portfolios would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Portfolios as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Portfolios’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal bond market and the Portfolios. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Portfolios will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The SEC and various federal banking and housing agencies adopted Risk Retention Rules which are scheduled to take effect in December 2016. The Risk Retention Rules would require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Portfolios’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Certain Portfolios may be in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. There can be no assurances that the Portfolios can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Portfolios unwind existing TOB Trusts. Until all restructurings are completed, a Portfolio may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended March 31, 2016, the Portfolios’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows (amounts in thousands):

Fund Name	Average Leverage Outstanding	Weighted Average Interest Rate
Municipal Sector Portfolio	$297	0.30%

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during

ANNUAL REPORT	MARCH 31, 2016	189

Notes to Financial Statements (Cont.)

the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  Certain Portfolios may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write or purchase options to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

190	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Portfolios may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Portfolio’s investment policies and restrictions, swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap (see below), however, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

ANNUAL REPORT	MARCH 31, 2016	191

Notes to Financial Statements (Cont.)

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  A Portfolio may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

192	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Portfolios may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks A Portfolio’s investments in financial derivative instruments and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease.

ANNUAL REPORT	MARCH 31, 2016	193

Notes to Financial Statements (Cont.)

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by the Portfolio’s management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Portfolios may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Portfolio to lose value. If a Portfolio lost enough value, the Portfolio could face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Portfolio.

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the Portfolio’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Portfolio’s clearing broker or the exchange or clearinghouse itself. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Portfolios through a number of ways. Prior to entering into transactions with a new counterparty, the

194	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold, such counterparty shall advance collateral to the Portfolio in the form of cash or securities equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement.

Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of

ANNUAL REPORT	MARCH 31, 2016	195

Notes to Financial Statements (Cont.)

equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands†).

	PIMCO International Portfolio	PIMCO Short-Term Floating NAV Portfolio III
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC
Date of Incorporation	03/20/2014	03/20/2014
Subscription Agreement	03/20/2014	03/20/2014
Consolidated Fund Net Assets	$829,855	$18,434,787
Subsidiary % of Consolidated Fund Net Assets	0.7%	19.2%
Subsidiary Financial Statement Information
Total assets	$5,573	$3,571,408
Total liabilities	0	33,764
Net assets	$5,573	$3,537,644
Total income (loss)	14	(669)
Net investment income (loss)	14	(705)
Net realized gain (loss)	0	32,846
Net change in unrealized appreciation (depreciation)	0	(5,775)
Increase (decrease) in net assets resulting from operations	$14	$26,366

†	A zero balance may reflect actual amounts rounding to less than one thousand.

196	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Portfolio of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Low Duration, and PIMCO Moderate Duration Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.00049%, the “Expense Limit” (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent

ANNUAL REPORT	MARCH 31, 2016	197

Notes to Financial Statements (Cont.)

the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the Expense Limit. The recoverable amounts to PIMCO at March 31, 2016, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO Low Duration Portfolio	$3
PIMCO Moderate Duration Portfolio	4

(e) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$83,335	$1,684
PIMCO Emerging Markets Portfolio	130,628	17,675
PIMCO High Yield Portfolio	82,845	41,049
PIMCO Investment Grade Corporate Portfolio	185,940	329,621
PIMCO Long Duration Corporate Bond Portfolio	521,658	942,132
PIMCO Low Duration Portfolio	9,268	1,699
PIMCO Moderate Duration Portfolio	11,090	2,657
PIMCO Mortgage Portfolio	355	0
PIMCO Municipal Sector Portfolio	2,254	0
PIMCO Real Return Portfolio	755,755	130,568
PIMCO Senior Floating Rate Portfolio	2,811	14,580
PIMCO Short-Term Portfolio	1,771	121,299
PIMCO Short-Term Floating NAV Portfolio II	1,186,200	346,014
PIMCO International Portfolio	31,975	0
PIMCO Short-Term Floating NAV Portfolio III	5,890,666	1,631,064

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

198	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$987,457	$859,249	$767,480	$117,290
PIMCO Emerging Markets Portfolio	0	0	254,371	203,243
PIMCO High Yield Portfolio	5,530	5,527	285,373	268,347
PIMCO Investment Grade Corporate Portfolio	1,213,899	1,121,895	1,187,470	1,494,744
PIMCO Long Duration Corporate Bond Portfolio	13,539,947	12,805,965	3,444,577	5,255,963
PIMCO Low Duration Portfolio	74,205	142,138	63,521	117,215
PIMCO Moderate Duration Portfolio	1,369,176	1,419,535	84,205	63,651
PIMCO Mortgage Portfolio	58,709,729	57,709,140	29,254	109,080
PIMCO Municipal Sector Portfolio	0	0	32,693	50,248
PIMCO Real Return Portfolio	2,522,218	2,116,327	368,364	427,018
PIMCO Senior Floating Rate Portfolio	0	0	18,685	32,114
PIMCO Short-Term Portfolio	0	0	56,508	314,982
PIMCO Short-Term Floating NAV Portfolio II	295,048	1,210,901	766,246	1,192,781
PIMCO U.S. Government Sector Portfolio	2,867,139	3,081,560	827	35,508
PIMCO International Portfolio	36,892	24,572	1,023,970	1,250,059
PIMCO Short-Term Floating NAV Portfolio III	7,741,464	10,442,968	3,935,390	7,694,010

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REDEMPTIONS IN-KIND

For the year ended March 31, 2016, the following Portfolio realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

Portfolio Name	Realized Gains	Realized Losses
PIMCO Low Duration Portfolio	908	$(1,222)

14. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Asset-Backed Securities Portfolio (1)				PIMCO Emerging Markets Portfolio (2)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	71,161	$880,363	99,486	$1,228,658	37,954	$369,179	30,724	$313,825
Issued as reinvestment of distributions	3,853	47,310	3,580	44,041	8,391	75,171	4,409	42,846
Cost of shares redeemed	(30,141)	(372,667)	(63,847)	(790,533)	(39,994)	(379,432)	(65,596)	(673,971)
Net increase (decrease) resulting from Portfolio share transactions	44,873	$555,006	39,219	$482,166	6,351	$64,918	(30,463)	$(317,300)

	PIMCO High Yield Portfolio (3)				PIMCO Investment Grade Corporate Portfolio (4)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	63,796	$471,615	22,070	$167,300	47,446	$457,318	49,017	$526,148
Issued as reinvestment of distributions	6,265	44,689	4,208	32,028	12,041	116,200	23,891	247,222
Cost of shares redeemed	(46,926)	(337,446)	(37,241)	(283,000)	(79,561)	(794,606)	(188,887)	(2,002,954)
Net increase (decrease) resulting from Portfolio share transactions	23,135	$178,858	(10,963)	$(83,672)	(20,074)	$(221,088)	(115,979)	$(1,229,584)

ANNUAL REPORT	MARCH 31, 2016	199

Notes to Financial Statements (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio (5)				PIMCO Low Duration Portfolio (6)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	295,207	$3,405,458	276,152	$3,408,975	4,115	$40,347	3,284	$32,355
Issued as reinvestment of distributions	133,706	1,474,315	99,205	1,216,175	367	3,589	409	4,030
Cost of shares redeemed	(461,752)	(5,382,579)	(523,373)	(6,535,376)	(26,074)	(255,264)	(4,100)	(40,637)
Net increase (decrease) resulting from Portfolio share transactions	(32,839)	$(502,806)	(148,016)	$(1,910,226)	(21,592)	$(211,328)	(407)	$(4,252)

	PIMCO Moderate Duration Portfolio (7)				PIMCO Mortgage Portfolio (8)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	7,631	$75,500	3,039	$29,807	38,627	$423,965	97,920	$1,069,309
Issued as reinvestment of distributions	797	7,831	919	9,000	6,901	74,390	12,973	140,708
Cost of shares redeemed	(17,587)	(173,818)	(6,301)	(62,287)	(123,733)	(1,358,578)	(361,938)	(3,957,069)
Net increase (decrease) resulting from Portfolio share transactions	(9,159)	$(90,487)	(2,343)	$(23,480)	(78,205)	$(860,223)	(251,045)	$(2,747,052)

	PIMCO Municipal Sector Portfolio (9)				PIMCO Real Return Portfolio (10)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,532	$12,308	1,695	$14,070	16,231	$143,117	17,625	$162,700
Issued as reinvestment of distributions	2,168	16,874	2,026	16,694	1,352	11,685	9,924	89,193
Cost of shares redeemed	(3,586)	(29,005)	(14,523)	(121,060)	(50,703)	(442,463)	(164,756)	(1,497,729)
Net increase (decrease) resulting from Portfolio share transactions	114	$177	(10,802)	$(90,296)	(33,120)	$(287,661)	(137,207)	$(1,245,836)

	PIMCO Senior Floating Rate Portfolio (11)				PIMCO Short-Term Portfolio (12)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	54	$546	503	$5,200	21,995	$210,250	102,785	$993,690
Issued as reinvestment of distributions	130	1,261	315	3,157	3,008	28,428	4,007	38,319
Cost of shares redeemed	(2,604)	(25,986)	(4,922)	(50,634)	(78,033)	(742,451)	(90,827)	(873,906)
Net increase (decrease) resulting from Portfolio share transactions	(2,420)	$(24,179)	(4,104)	$(42,277)	(53,030)	$(503,773)	15,965	$158,103

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government Sector Portfolio (13)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,544,247	$25,460,159	3,547,709	$35,513,407	136,074	$1,226,677	48,736	$461,670
Issued as reinvestment of distributions	1,456	14,574	1,308	13,096	5,684	50,683	4,126	38,267
Cost of shares redeemed	(2,656,518)	(26,584,158)	(3,676,016)	(36,797,957)	(147,507)	(1,339,751)	(196,322)	(1,818,763)
Net increase (decrease) resulting from Portfolio share transactions	(110,815)	$(1,109,425)	(126,999)	$(1,271,454)	(5,749)	$(62,391)	(143,460)	$(1,318,826)

200	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

	PIMCO International Portfolio (14)				PIMCO Short-Term Floating NAV Portfolio III (15)
	Year Ended 03/31/2016		Year Ended 03/31/2015		Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares ~	Amount	Shares ~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	23,538	$209,181	17,443	$169,520	21,780,771	$215,779,151	32,288,872	$321,914,385
Issued as reinvestment of distributions	14,145	121,283	3,685	36,412	22,068	218,296	49,533	492,102
Cost of shares redeemed	(39,482)	(357,017)	(105,656)	(1,011,724)	(23,611,956)	(233,924,700)	(33,590,052)	(334,874,232)
Net increase (decrease) resulting from Portfolio share transactions	(1,799)	$(26,553)	(84,528)	$(805,792)	(1,809,117)	$(17,927,253)	(1,251,647)	$(12,467,745)

(1)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 10% of the Portfolio.
(2)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 13% of the Portfolio.
(3)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 11% of the Portfolio.
(4)	As of March 31, 2016, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 23% of the Portfolio.
(5)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 16% of the Portfolio.
(6)	As of March 31, 2016, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 100% of the Portfolio.
(7)	As of March 31, 2016, four shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 100% of the Portfolio.
(8)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 17% of the Portfolio.
(9)	As of March 31, 2016, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 36% of the Portfolio.
(10)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 17% of the Portfolio.
(11)	As of March 31, 2016, three shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 81% of the Portfolio.
(12)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 29% of the Portfolio.
(13)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 18% of the Portfolio.
(14)	As of March 31, 2016, one shareholder owned 10% or more of the Portfolio’s total outstanding shares comprising 17% of the Portfolio.
(15)

As of March 31, 2016, two shareholders owned 10% or more of the Portfolio’s total outstanding shares comprising 42% of the Portfolio, and each of the two shareholders are related parties of the Portfolio.*

*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.

At a meeting held on May 11-12, 2015, the Board of Trustees of the PIMCO Funds approved a reverse share split for PIMCO International Portfolio, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO International Portfolio.

The reverse share split was effective August 7, 2015. While the reverse share split reduced the number of outstanding shares of the Portfolio, it proportionately increased the NAV per share of the Portfolio such that the aggregate market value of the Portfolio’s shares remained the same. The reverse share split resulted in a NAV per share closer to $10.00. The reverse share split does not alter the rights or total value of a shareholder’s investment in the Portfolio, nor is it a taxable event for Portfolio investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Portfolio have been adjusted to reflect the reverse share split.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Portfolio or on PIMCO’s ability to provide investment management services to any Portfolio.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL REPORT	MARCH 31, 2016	201

Notes to Financial Statements (Cont.)

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2016, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, certain Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

202	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral - Capital (4)	Qualified Late-Year Loss Deferral - Ordinary (5)
PIMCO Asset-Backed Securities Portfolio	$0	$22,209	$0	$(4,541)	$0	$(8,148)	$0	$0
PIMCO Emerging Markets Portfolio	0	0	0	(74,726)	(873)	(3,509)	(484)	(17,691)
PIMCO High Yield Portfolio	0	20,766	0	(46,593)	(425)	(176,743)	0	0
PIMCO Investment Grade Corporate Portfolio	0	13,709	0	58,417	(9)	0	(52,158)	0
PIMCO Long Duration Corporate Bond Portfolio	0	105,281	0	594,042	(8,479)	0	(52,350)	0
PIMCO Low Duration Portfolio	0	322	0	945	(146)	(6,593)	0	0
PIMCO Moderate Duration Portfolio	0	1,030	578	5,374	0	0	0	0
PIMCO Mortgage Portfolio	0	12,070	0	13,610	(1)	(74,711)	0	0
PIMCO Municipal Sector Portfolio	2,573	344	2,612	20,173	0	0	0	0
PIMCO Real Return Portfolio	0	0	0	41,582	(9,433)	(54,760)	0	0
PIMCO Senior Floating Rate Portfolio	0	114	0	(272)	0	(1,654)	0	0
PIMCO Short-Term Portfolio	0	7,007	0	(14,939)	0	(316,139)	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	70	0	(36)	(95)	(28)	0	0
PIMCO U.S. Government Sector Portfolio	0	7,744	0	5,254	(38)	(100,756)	0	0
PIMCO International Portfolio	0	0	0	(17,440)	(3,373)	(22,338)	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	31,935	(14,110)	(31,207)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest-only basis adjustments, real estate investment trusts (REITs), convertible preferred securities, and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely for straddle loss deferrals, distributions payable at fiscal year-end and organizational costs.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2016, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands†).

The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (6)
	03/31/2017	03/31/2018	03/31/2019
PIMCO Asset-Backed Securities Portfolio	$0	$0	$0
PIMCO Emerging Markets Portfolio	0	3,509	0
PIMCO High Yield Portfolio	0	125,765	0
PIMCO Investment Grade Corporate Portfolio	0	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0	0
PIMCO Low Duration Portfolio	0	0	0
PIMCO Moderate Duration Portfolio	0	0	0
PIMCO Mortgage Portfolio	0	0	0
PIMCO Municipal Sector Portfolio	0	0	0
PIMCO Real Return Portfolio	0	0	0
PIMCO Senior Floating Rate Portfolio	0	0	0
PIMCO Short-Term Portfolio*	85,425	73,668	86,545
PIMCO Short-Term Floating NAV Portfolio II	0	0	0
PIMCO U.S. Government Sector Portfolio	0	0	0
PIMCO International Portfolio	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2016	203

Notes to Financial Statements (Cont.)

Under the Regulated Investment Company Act of 2010, a Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†)(6):

	Short-Term	Long-Term
PIMCO Asset-Backed Securities Portfolio	$2,903	$5,245
PIMCO Emerging Markets Portfolio	0	0
PIMCO High Yield Portfolio	50,978	0
PIMCO Investment Grade Corporate Portfolio	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0
PIMCO Low Duration Portfolio*	3,847	2,746
PIMCO Moderate Duration Portfolio	0	0
PIMCO Mortgage Portfolio	0	74,711
PIMCO Municipal Sector Portfolio	0	0
PIMCO Real Return Portfolio	33,145	21,615
PIMCO Senior Floating Rate Portfolio*	63	1,591
PIMCO Short-Term Portfolio*	5,031	65,470
PIMCO Short-Term Floating NAV Portfolio II	0	28
PIMCO U.S. Government Sector Portfolio	82,161	18,595
PIMCO International Portfolio	22,338	0
PIMCO Short-Term Floating NAV Portfolio III	16,883	14,324

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

A Portfolio’s ability to use certain tax benefits could be limited if the Portfolio experiences an “ownership change” within the meaning of section 382 of the Code. Such tax benefits include net capital losses and certain built-in losses. An ownership change may occur if there is greater than 50% change in the value of the stock owned by five percent shareholders during the testing period (generally three years). An ownership change is triggered by the purchase and sale, redemption, or new issuance of Portfolio shares.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Asset-Backed Securities Portfolio	$2,280,860	$42,234	$(52,069)	$(9,835)
PIMCO Emerging Markets Portfolio	771,176	5,342	(71,301)	(65,959)
PIMCO High Yield Portfolio	677,100	19,103	(66,808)	(47,705)
PIMCO Investment Grade Corporate Portfolio	2,209,491	95,932	(23,221)	72,711
PIMCO Long Duration Corporate Bond Portfolio	22,059,947	1,271,724	(551,393)	720,331
PIMCO Low Duration Portfolio	140,680	1,202	(136)	1,066
PIMCO Moderate Duration Portfolio	469,079	5,956	(710)	5,246
PIMCO Mortgage Portfolio	4,494,450	77,126	(53,670)	23,456
PIMCO Municipal Sector Portfolio	127,262	20,160	0	20,160
PIMCO Real Return Portfolio	2,150,900	61,206	(9,494)	51,712
PIMCO Senior Floating Rate Portfolio	23,448	67	(337)	(270)
PIMCO Short-Term Portfolio	692,158	10,264	(21,649)	(11,385)
PIMCO Short-Term Floating NAV Portfolio II	4,449,468	537	(571)	(34)
PIMCO U.S. Government Sector Portfolio	2,744,845	93,904	(53,076)	40,828
PIMCO International Portfolio	833,670	13,442	(14,856)	(1,414)
PIMCO Short-Term Floating NAV Portfolio III	19,151,569	65,121	(3,558)	61,563

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest-only basis adjustments, real estate investment trusts (REITs), convertible preferred securities, and Lehman securities for federal income tax purposes.

204	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2016

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

	March 31, 2016				March 31, 2015
	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)
PIMCO Asset-Backed Securities Portfolio	$0	$49,340	$0	$0	$0	$44,490	$0	$0
PIMCO Emerging Markets Portfolio	0	84,075	0	0	0	43,200	0	0
PIMCO High Yield Portfolio	0	50,431	0	0	0	33,300	0	0
PIMCO Investment Grade Corporate Portfolio	0	95,517	34,472	0	0	159,388	90,048	0
PIMCO Long Duration Corporate Bond Portfolio	0	1,311,116	165,889	0	0	1,207,501	16,772	0
PIMCO Low Duration Portfolio	0	3,589	0	0	0	4,000	0	30
PIMCO Moderate Duration Portfolio	0	7,509	322	0	0	9,000	0	0
PIMCO Mortgage Portfolio	0	85,657	0	0	0	142,801	0	0
PIMCO Municipal Sector Portfolio	11,915	595	6,319	0	13,291	308	3,278	0
PIMCO Real Return Portfolio	0	12,603	0	0	0	90,601	0	0
PIMCO Senior Floating Rate Portfolio	0	1,263	0	0	0	3,074	17	69
PIMCO Short-Term Portfolio	0	28,791	0	0	0	39,000	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	15,042	0	0	0	13,420	0	0
PIMCO U.S. Government Sector Portfolio	0	57,481	0	0	0	38,801	0	0
PIMCO International Portfolio	0	130,277	0	0	0	36,800	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	218,389	0	0	0	492,102	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL REPORT	MARCH 31, 2016	205

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and of cash flows (PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Real Return Portfolio, and PIMCO U.S. Government Sector Portfolio) and the financial highlights present fairly, in all material respects, the financial position of PIMCO Asset-Backed Securities Portfolio, PIMCO Emerging Markets Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Senior Floating Rate Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (sixteen series of PIMCO Funds, hereafter referred to as the “Portfolios”) at March 31, 2016, the results of each of their operations and the cash flows for PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Real Return Portfolio, and PIMCO U.S. Government Sector Portfolio for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

206	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NSL	Nomura International PLC
BOM	Bank of Montreal	GST	Goldman Sachs International	NXN	Natixis New York
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JML	JPMorgan Securities PLC	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MBC	HSBC Bank PLC	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NZD	New Zealand Dollar	USD (or $)	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
BABs	Build America Bonds	FSB	Federal Savings Bank	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind

ANNUAL REPORT	MARCH 31, 2016	207

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Asset-Backed Securities Portfolio	0.00%	0.00%	$49,340	$0
PIMCO Emerging Markets Portfolio	0.00%	0.00%	1,976	0
PIMCO High Yield Portfolio	3.09%	3.09%	50,431	0
PIMCO Investment Grade Corporate Portfolio	2.53%	2.53%	89,002	6,512
PIMCO Long Duration Corporate Bond Portfolio	0.00%	0.56%	980,850	330,259
PIMCO Low Duration Portfolio	0.00%	0.00%	3,589	0
PIMCO Moderate Duration Portfolio	0.00%	0.00%	7,509	0
PIMCO Mortgage Portfolio	0.00%	0.00%	85,657	0
PIMCO Municipal Sector Portfolio	0.00%	0.00%	0	0
PIMCO Real Return Portfolio	0.00%	0.00%	12,597	0
PIMCO Senior Floating Rate Portfolio	0.00%	0.00%	85	0
PIMCO Short-Term Portfolio	0.00%	0.00%	28,791	0
PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	15,010	32
PIMCO U.S. Government Sector Portfolio	0.00%	0.00%	57,481	0
PIMCO International Portfolio	0.00%	0.00%	21,365	0
PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	215,902	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

208	PRIVATE ACCOUNT PORTFOLIO SERIES

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees*

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2016	209

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

* The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.

** The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

Privacy Policy1

(Unaudited)

The Portfolios2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any non-public personal information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolios or their affiliates may also retain non-affiliated companies to market the Portfolios’ shares or products which use the Portfolios’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Portfolios believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Portfolios may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolios or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios may share may include, for example, a shareholder’s participation in the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Portfolios’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Portfolios or their service providers may use a variety of technologies to collect information that help the Portfolios and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Portfolios or their Service Affiliates may use third parties to place advertisements for the Portfolios on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

ANNUAL REPORT	MARCH 31, 2016	211

Privacy Policy1 (Cont.)

(Unaudited)

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Portfolios may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Portfolios’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Portfolio shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Portfolios” shall include PI when acting in this capacity.

3 When distributing this Policy, a Portfolio may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Portfolios”).

212	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS3016AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO Investment Grade Corporate Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term

2	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Important Information About the PIMCO Investment Grade Corporate Bond Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which

6	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	07/30/04	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Investment Grade Corporate Bond Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	0.52%	5.91%	7.58%	7.86%
PIMCO Investment Grade Corporate Bond Fund Class P	0.42%	5.80%	7.47%	7.75%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	0.27%	5.65%	7.31%	7.59%
PIMCO Investment Grade Corporate Bond Fund Class D	0.12%	5.49%	7.15%	7.43%
PIMCO Investment Grade Corporate Bond Fund Class A	0.12%	5.49%	7.15%	7.43%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	(3.63)%	4.69%	6.74%	7.17%
PIMCO Investment Grade Corporate Bond Fund Class C	(0.63)%	4.71%	6.35%	6.63%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	(1.57)%	4.71%	6.35%	6.63%
Barclays U.S. Credit Index	0.93%	5.00%	5.70%	6.28%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(0.13)%	4.54%	5.30%	5.84%*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively.

The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares and 1.66% for Class C shares.

10	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Institutional Class - PIGIX	Class P - PBDPX	Administrative Class - PGCAX	Class D - PBDDX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown†

Banking & Finance	34.5%
U.S. Treasury Obligations	22.4%
Industrials	21.3%
Utilities	5.9%
Bank Loan Obligations	5.5%
Short-Term Instruments‡	1.9%
Other	8.5%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	U.K. duration positioning was negative for performance, as the Fund was tactically short U.K. duration which detracted from performance as U.K. rates fell.

»	An overweight to the banks, brokerage and wireless sectors was positive for relative performance, as these sectors outperformed the broader investment grade credit index.
»	An overweight to the pipelines sector was negative for performance, as the sector underperformed the broader investment grade credit index.

»	An underweight to the technology and retailers sectors was negative for performance, as these sectors outperformed the broader investment grade credit index.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO Investment Grade Corporate Bond Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,033.30	$2.75	$1,000.00	$1,022.30	$2.73	0.54%
Class P	1,000.00	1,032.80	3.25	1,000.00	1,021.80	3.23	0.64
Administrative Class	1,000.00	1,032.00	4.01	1,000.00	1,021.05	3.99	0.79
Class D	1,000.00	1,031.20	4.77	1,000.00	1,020.30	4.75	0.94
Class A	1,000.00	1,031.20	4.77	1,000.00	1,020.30	4.75	0.94
Class C	1,000.00	1,027.40	8.57	1,000.00	1,016.55	8.52	1.69

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Benchmark Description

Index*	Description

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO Investment Grade Corporate Bond Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Institutional Class
03/31/2016	$10.78	$0.39	$(0.35)	$0.04	$(0.50)	$(0.17)	$0.00
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00
03/31/2012	10.57	0.46	0.39	0.85	(0.52)	(0.30)	0.00
Class P
03/31/2016	10.78	0.38	(0.35)	0.03	(0.49)	(0.17)	0.00
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00
03/31/2012	10.57	0.43	0.41	0.84	(0.51)	(0.30)	0.00
Administrative Class
03/31/2016	10.78	0.36	(0.35)	0.01	(0.47)	(0.17)	0.00
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00
03/31/2012	10.57	0.40	0.42	0.82	(0.49)	(0.30)	0.00
Class D
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00
03/31/2015	10.46	0.34	0.51	0.85	(0.37)	(0.16)	0.00
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00
Class A
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00
Class C
03/31/2016	10.78	0.27	(0.35)	(0.08)	(0.38)	(0.17)	0.00
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.67)	$10.15	0.52%	$4,152,882	0.53%	0.50%	3.78%	87%
(0.57)	10.78	8.75	4,015,131	0.51	0.50	3.62	86
(0.68)	10.46	0.15	2,744,578	0.50	0.50	3.52	88
(0.75)	11.14	12.39	6,378,075	0.50	0.50	3.64	165
(0.82)	10.60	8.29	4,404,375	0.50	0.50	4.31	124

(0.66)	10.15	0.42	1,157,268	0.63	0.60	3.70	87
(0.56)	10.78	8.64	491,896	0.61	0.60	3.52	86
(0.67)	10.46	0.05	283,484	0.61	0.60	3.42	88
(0.74)	11.14	12.28	554,328	0.60	0.60	3.54	165
(0.81)	10.60	8.19	392,153	0.60	0.60	4.09	124

(0.64)	10.15	0.27	333,505	0.78	0.75	3.54	87
(0.55)	10.78	8.48	174,403	0.76	0.75	3.38	86
(0.66)	10.46	(0.10)	139,977	0.76	0.75	3.27	88
(0.72)	11.14	12.11	238,471	0.75	0.75	3.39	165
(0.79)	10.60	8.03	172,288	0.75	0.75	3.83	124

(0.63)	10.15	0.12	510,555	0.93	0.90	3.38	87
(0.53)	10.78	8.32	561,326	0.91	0.90	3.23	86
(0.64)	10.46	(0.25)	471,329	0.91	0.90	3.12	88
(0.71)	11.14	11.95	980,086	0.90	0.90	3.24	165
(0.78)	10.60	7.86	573,259	0.90	0.90	3.86	124

(0.63)	10.15	0.12	950,098	0.93	0.90	3.38	87
(0.53)	10.78	8.32	995,694	0.91	0.90	3.23	86
(0.64)	10.46	(0.25)	1,094,356	0.91	0.90	3.12	88
(0.71)	11.14	11.94	1,768,357	0.90	0.90	3.24	165
(0.78)	10.60	7.86	1,236,863	0.90	0.90	3.85	124

(0.55)	10.15	(0.63)	535,409	1.68	1.65	2.63	87
(0.45)	10.78	7.51	563,939	1.66	1.65	2.48	86
(0.56)	10.46	(0.99)	607,225	1.66	1.65	2.37	88
(0.63)	11.14	11.12	1,003,538	1.65	1.65	2.49	165
(0.70)	10.60	7.06	660,637	1.65	1.65	3.11	124

ANNUAL REPORT	MARCH 31, 2016	15

Statement of Assets and Liabilities PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$8,364,097
Investments in Affiliates	36,717
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,160
Over the counter	51,710
Cash	7,581
Deposits with counterparty	8,469
Foreign currency, at value	9,262
Receivable for investments sold	73,089
Receivable for TBA investments sold	84,576
Receivable for Fund shares sold	18,439
Interest and/or dividends receivable	71,733
Dividends receivable from Affiliates	27
Other assets	56
Total Assets	8,729,916

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$467,924
Payable for sale-buyback transactions	102,387
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,950
Over the counter	94,470
Payable for investments purchased	251,839
Payable for investments in Affiliates purchased	27
Payable for TBA investments purchased	138,650
Deposits from counterparty	10,258
Payable for Fund shares redeemed	14,308
Dividends payable	3,167
Accrued investment advisory fees	1,531
Accrued supervisory and administrative fees	1,867
Accrued distribution fees	482
Accrued servicing fees	308
Other liabilities	31
Total Liabilities	1,090,199

Net Assets	$7,639,717

Net Assets Consist of:
Paid in capital	$7,660,108
(Overdistributed) net investment income	(33,814)
Accumulated undistributed net realized (loss)	(40,816)
Net unrealized appreciation	54,239
$7,639,717

Cost of investments in securities	$8,254,226
Cost of investments in Affiliates	$36,714
Cost of foreign currency held	$9,227
Cost or premiums of financial derivative instruments, net	$(20,236)

16	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$4,152,882
Class P	1,157,268
Administrative Class	333,505
Class D	510,555
Class A	950,098
Class C	535,409
Shares Issued and Outstanding:
Institutional Class	409,120
Class P	114,007
Administrative Class	32,855
Class D	50,297
Class A	93,598
Class C	52,745
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.15
Class P	10.15
Administrative Class	10.15
Class D	10.15
Class A	10.15
Class C	10.15

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Operations PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands)	Year Ended March 31, 2016

Investment Income:
Interest, net of foreign taxes*	$284,697
Dividends	3,209
Dividends from Investments in Affiliates	982
Total Income	288,888

Expenses:
Investment advisory fees	16,749
Supervisory and administrative fees	20,353
Distribution and/or servicing fees - Administrative Class	467
Distribution and/or servicing fees - Class D	1,288
Distribution fees - Class C	3,943
Servicing fees - Class A	2,338
Servicing fees - Class C	1,314
Trustee fees	34
Interest expense	1,724
Miscellaneous expense	22
Total Expenses	48,232

Net Investment Income	240,656

Net Realized Gain (Loss):
Investments in securities	(63,891)
Investments in Affiliates	(592)
Exchange-traded or centrally cleared financial derivative instruments	(3,888)
Over the counter financial derivative instruments	35,541
Foreign currency	(1,469)

Net Realized (Loss)	(34,299)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(76,737)
Investments in Affiliates	(18)
Exchange-traded or centrally cleared financial derivative instruments	(29,319)
Over the counter financial derivative instruments	(63,527)
Foreign currency assets and liabilities	762

Net Change in Unrealized (Depreciation)	(168,839)

Net Increase in Net Assets Resulting from Operations	$37,518

* Foreign tax withholdings	$9

18	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
Increase in Net Assets from:

Operations:
Net investment income	$240,656	$200,626
Net realized gain (loss)	(34,299)	296,128
Net change in unrealized (depreciation)	(168,839)	(22,160)

Net Increase in Net Assets Resulting from Operations	37,518	474,594

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(188,075)	(129,712)
Class P	(30,734)	(13,301)
Administrative Class	(8,660)	(5,315)
Class D	(22,712)	(15,804)
Class A	(41,642)	(34,896)
Class C	(19,382)	(15,344)
From net realized capital gains(a)
Institutional Class	(60,831)	(58,005)
Class P	(10,366)	(5,971)
Administrative Class	(3,024)	(2,224)
Class D	(7,959)	(6,734)
Class A	(15,034)	(14,276)
Class C	(8,337)	(8,273)

Total Distributions	(416,756)	(309,855)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,216,566	1,296,701

Total Increase in Net Assets	837,328	1,461,440

Net Assets:
Beginning of year	6,802,389	5,340,949
End of year*	$7,639,717	$6,802,389

*Including undistributed (overdistributed) net investment income of:	$(33,814)	$81,843

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	19

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.5%

BANK LOAN OBLIGATIONS 6.0%
AABS Ltd.
4.875% due 01/10/2038	$15,573	$15,406
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023	34,200	34,074
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (g)	18,250	18,466
Charter Communications Operating LLC
3.000% due 07/01/2020	5,474	5,462
3.000% due 01/04/2021	6,406	6,388
3.250% due 08/24/2021	6,950	6,946
CPG International, Inc.
4.750% due 09/30/2020	7,082	6,940
CSC Holdings LLC
2.933% due 04/17/2020	13,866	13,864
Dell, Inc.
3.750% due 10/29/2018	1,061	1,062
Delos Finance SARL
3.500% due 03/06/2021	38,100	38,243
Delta Air Lines, Inc.
2.530% due 09/30/2019 (g)	25,501	25,103
2.620% due 05/09/2019 (g)	5,629	5,566
Endo Luxembourg Finance Co. S.a r.l.
3.750% due 09/26/2022	2,444	2,410
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	75,238	75,253
GLP Financing LLC
2.120% due 10/29/2018	1,500	1,485
HCA, Inc.
3.683% due 03/17/2023	10,900	10,960
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	18,024	18,051
Las Vegas Sands LLC
3.250% due 12/19/2020	79,270	79,301
Manitowoc Foodservice, Inc.
5.750% due 03/03/2023	2,600	2,614
Maxim Crane Works LP
10.250% due 11/26/2018	6,400	6,048
MGM Resorts International
3.500% due 12/20/2019	1,014	1,013
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)	14,901	15,480
5.860% - 6.110% due 06/24/2021 (g)	10,570	10,605
NRG Energy, Inc.
2.750% due 07/02/2018	5,018	4,978
NXP BV
3.750% due 12/07/2020	5,885	5,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennon Group PLC
5.125% due 12/15/2020	$4,971	$4,956
Rise Ltd.
4.750% due 01/31/2021 (g)	4,327	4,318
RPI Finance Trust
3.500% due 11/09/2020	13,964	14,011
Scorpio Bulkers, Inc.
0.840% due 06/30/2028	2	2
T-Mobile USA, Inc.
3.500% due 11/09/2022	9,377	9,425
Texas Competitive Electric Holdings Co. LLC
3.750% due 11/07/2016	7,732	7,717
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020	6,619	6,237
4.000% due 04/01/2022	2,797	2,648
Westmoreland Coal Co.
7.500% due 12/16/2020	1,311	790

Total Bank Loan Obligations (Cost $461,110)		461,730

CORPORATE BONDS & NOTES 67.9%

BANKING & FINANCE 37.9%
ABN AMRO Bank NV
2.450% due 06/04/2020	2,200	2,216
4.750% due 07/28/2025	4,000	4,044
6.250% due 09/13/2022	9,475	9,935
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023	5,000	5,068
Alleghany Corp.
5.625% due 09/15/2020	1,000	1,107
Alpha Star Holding Ltd.
4.970% due 04/09/2019	4,000	3,609
American Campus Communities Operating Partnership LP
3.350% due 10/01/2020	800	818
American Express Co.
4.900% due 03/15/2020 (f)	1,875	1,685
6.800% due 09/01/2066	4,800	4,824
American Express Credit Corp.
2.375% due 05/26/2020	11,200	11,377
American International Group, Inc.
3.300% due 03/01/2021	7,300	7,475
3.750% due 07/10/2025	4,200	4,205
3.900% due 04/01/2026	3,500	3,520
4.375% due 01/15/2055	4,000	3,514
4.500% due 07/16/2044	9,300	8,808
American Tower Corp.
3.500% due 01/31/2023	700	708
4.000% due 06/01/2025	21,500	22,231

20	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 02/15/2026		$1,581	$1,676
5.900% due 11/01/2021		3,202	3,664
AvalonBay Communities, Inc.
3.500% due 11/15/2024		18,945	19,662
4.200% due 12/15/2023		1,000	1,084
Aviation Loan Trust
2.744% due 12/15/2022		3,887	3,536
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	609
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,646
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		2,900	1,630
9.000% due 06/18/2024 (f)		5,393	3,770
Banco Santander Chile
1.517% due 04/11/2017		2,850	2,832
Bank of America Corp.
0.000% due 01/04/2017 (d)		35,000	34,611
2.600% due 01/15/2019		14,450	14,707
2.625% due 10/19/2020		6,300	6,353
3.875% due 08/01/2025		15,000	15,637
4.000% due 04/01/2024		15,800	16,608
4.057% due 10/21/2025	MXN	50,000	3,249
4.100% due 07/24/2023		$3,379	3,571
4.125% due 01/22/2024		2,800	2,972
5.650% due 05/01/2018		21,045	22,605
5.750% due 08/15/2016		500	508
5.750% due 12/01/2017		2,075	2,206
6.000% due 09/01/2017		25,630	27,098
6.400% due 08/28/2017		15,528	16,511
6.875% due 04/25/2018		53,892	59,210
Bank of America N.A.
1.040% due 05/08/2017		10,000	9,983
5.300% due 03/15/2017		2,084	2,157
6.100% due 06/15/2017		6,510	6,811
Bank of New York Mellon Corp.
3.000% due 02/24/2025		7,000	7,096
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.045% due 03/10/2017		5,000	4,992
2.850% due 09/08/2021		14,450	14,676
Barclays Bank PLC
7.625% due 11/21/2022		27,460	29,571
14.000% due 06/15/2019 (f)	GBP	400	728
Barclays PLC
4.375% due 01/12/2026		$15,200	14,945
5.250% due 08/17/2045		16,000	16,176
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500	12,307
7.250% due 02/01/2018		38,710	42,531
BGC Partners, Inc.
5.375% due 12/09/2019		13,550	14,251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$40,770	$41,228
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,503
5.000% due 06/15/2044		4,000	4,068
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		18,100	17,534
7.625% due 03/30/2021 (f)		21,400	21,560
Boston Properties LP
3.650% due 02/01/2026		8,100	8,394
BPCE S.A.
4.500% due 03/15/2025		17,700	17,564
4.625% due 07/11/2024		3,650	3,580
5.150% due 07/21/2024		7,300	7,472
5.700% due 10/22/2023		1,700	1,806
Brixmor Operating Partnership LP
3.850% due 02/01/2025		3,725	3,421
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	364
7.875% due 10/15/2019		26,675	29,583
Chubb INA Holdings, Inc.
2.300% due 11/03/2020		700	712
3.350% due 05/03/2026		7,000	7,316
Citigroup, Inc.
0.906% due 06/09/2016		1,500	1,499
2.050% due 12/07/2018		9,200	9,246
2.650% due 10/26/2020		8,200	8,290
2.700% due 03/30/2021		15,000	15,134
3.700% due 01/12/2026		19,800	20,370
5.875% due 03/27/2020 (f)		3,014	2,916
5.950% due 05/15/2025 (f)		10,200	9,830
6.125% due 11/15/2020 (f)		52	52
6.300% due 05/15/2024 (f)		12,200	11,733
8.125% due 07/15/2039		2,786	4,135
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,451
5.300% due 09/15/2043		6,400	7,672
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,140
Corporate Office Properties LP
5.000% due 07/01/2025		13,800	13,947
Countrywide Capital
8.050% due 06/15/2027		12,000	14,975
Countrywide Financial Corp.
6.250% due 05/15/2016		270	272
Credit Agricole S.A.
6.500% due 06/23/2021 (f)	EUR	4,000	4,456
7.875% due 01/23/2024 (f)		$11,900	11,291
8.125% due 12/23/2025 (f)		10,500	10,516
8.125% due 09/19/2033		9,000	9,806
Credit Suisse AG
6.500% due 08/08/2023		38,255	41,308

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group AG
7.500% due 12/11/2023 (f)	$1,100	$1,086
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	1,750	1,743
3.750% due 03/26/2025	6,400	6,128
3.800% due 09/15/2022	22,700	22,631
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	20,050	20,364
Crown Castle International Corp.
3.400% due 02/15/2021	400	407
5.250% due 01/15/2023	9,753	10,521
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020	11,700	12,371
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)	7,000	6,948
Digital Realty Trust LP
3.400% due 10/01/2020	9,100	9,316
4.750% due 10/01/2025	500	510
Doctors Co.
6.500% due 10/15/2023	12,300	13,598
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	4,757	4,842
Education Realty Operating Partnership LP
4.600% due 12/01/2024	6,200	6,144
EPR Properties
4.500% due 04/01/2025	3,900	3,792
ERP Operating LP
2.375% due 07/01/2019	5,200	5,239
4.500% due 06/01/2045	400	426
Essex Portfolio LP
3.500% due 04/01/2025	150	150
3.875% due 05/01/2024	3,900	4,035
Exeter Finance Corp.
9.750% due 05/20/2019	5,500	5,167
Fidelity National Financial, Inc.
5.500% due 09/01/2022	21,340	23,211
First American Financial Corp.
4.300% due 02/01/2023	10,250	10,353
4.600% due 11/15/2024	2,615	2,670
Ford Motor Credit Co. LLC
1.154% due 09/08/2017	500	494
1.684% due 09/08/2017	782	779
1.700% due 05/09/2016	1,900	1,901
2.240% due 06/15/2018	11,590	11,592
2.375% due 01/16/2018	4,960	4,986
2.943% due 01/08/2019	2,000	2,032
3.336% due 03/18/2021	27,000	27,828
3.984% due 06/15/2016	800	805
5.000% due 05/15/2018	26,115	27,593
6.625% due 08/15/2017	950	1,008
8.125% due 01/15/2020	1,050	1,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GE Capital International Funding Co.
2.342% due 11/15/2020		$4,000	$4,104
4.418% due 11/15/2035		16,398	17,783
General Motors Financial Co., Inc.
3.200% due 07/13/2020		23,150	23,130
3.450% due 04/10/2022		1,900	1,869
4.000% due 01/15/2025		13,500	13,141
4.375% due 09/25/2021		1,600	1,656
Goldman Sachs Group, Inc.
2.399% due 02/25/2021		25,000	25,364
2.550% due 10/23/2019		1,500	1,525
3.500% due 01/23/2025		22,650	22,913
3.750% due 05/22/2025		30,115	30,896
5.750% due 01/24/2022		28,915	33,418
5.950% due 01/18/2018		30,911	33,166
6.150% due 04/01/2018		36,113	39,090
6.450% due 05/01/2036		7,000	8,142
7.500% due 02/15/2019		3,000	3,458
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,354
6.375% due 11/12/2020		5,600	6,458
6.375% due 04/15/2021		3,800	4,404
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,869
HBOS PLC
0.598% due 09/01/2016	EUR	600	681
Hospitality Properties Trust
5.000% due 08/15/2022		$3,500	3,644
5.625% due 03/15/2017		800	827
HSBC Bank PLC
4.125% due 08/12/2020		19,878	21,303
HSBC Holdings PLC
2.874% due 03/08/2021		16,900	17,304
3.400% due 03/08/2021		5,000	5,107
4.250% due 08/18/2025		12,400	12,271
4.300% due 03/08/2026		4,000	4,130
5.100% due 04/05/2021		10,082	11,102
5.250% due 09/16/2022 (f)	EUR	4,400	4,490
6.000% due 09/29/2023 (f)		4,935	5,335
6.375% due 09/17/2024 (f)		$8,700	8,091
6.375% due 03/30/2025 (f)		5,365	5,083
7.350% due 11/27/2032		692	815
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,201
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		18,750	18,919
ING Bank NV
5.800% due 09/25/2023		14,450	15,775
ING Groep NV
6.500% due 04/16/2025 (f)		3,200	2,948
Intercontinental Exchange, Inc.
2.750% due 12/01/2020		2,300	2,355
3.750% due 12/01/2025		1,700	1,735
4.000% due 10/15/2023		2,000	2,095

22	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
7.125% due 09/01/2018		$10,860	$11,865
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	628
3.875% due 01/15/2019		1,300	1,339
5.017% due 06/26/2024		6,890	6,465
5.250% due 01/12/2024		10,000	10,820
5.710% due 01/15/2026		10,000	9,747
6.500% due 02/24/2021		340	388
7.700% due 09/17/2025 (f)		7,200	6,624
iStar, Inc.
4.000% due 11/01/2017		1,000	983
Jefferies Finance LLC
6.875% due 04/15/2022		750	639
7.375% due 04/01/2020		16,400	14,268
Jefferies LoanCore LLC
6.875% due 06/01/2020		13,875	11,967
JPMorgan Chase & Co.
2.115% due 03/01/2021		25,000	25,396
3.300% due 04/01/2026		31,600	31,904
3.900% due 07/15/2025		7,150	7,612
4.250% due 10/15/2020		800	867
5.300% due 05/01/2020 (f)		17,600	17,688
5.600% due 07/15/2041		2,130	2,622
6.000% due 01/15/2018		13,270	14,296
6.100% due 10/01/2024 (f)		8,200	8,366
6.125% due 04/30/2024 (f)		6,200	6,355
6.750% due 02/01/2024 (f)		100	110
7.900% due 04/30/2018 (f)		32,723	32,764
JPMorgan Chase Bank N.A.
0.962% due 06/13/2016		600	600
1.053% due 06/02/2017		6,200	6,197
6.000% due 07/05/2017		21,210	22,380
6.000% due 10/01/2017		14,329	15,217
KBC Bank NV
8.000% due 01/25/2023		9,400	10,176
KEB Hana Bank
3.125% due 06/26/2017		3,650	3,725
Kilroy Realty LP
3.800% due 01/15/2023		4,600	4,696
4.375% due 10/01/2025		4,900	5,152
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,165
6.850% due 06/15/2017		431	454
LeasePlan Corp. NV
3.000% due 10/23/2017		15,250	15,381
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	259
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,700	4,379
Lloyds Bank PLC
3.500% due 05/14/2025		$8,525	8,832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/16/2024 (f)		$15,450	$20,832
13.000% due 12/19/2021	AUD	1,600	1,295
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	11,160	15,549
MetLife Capital Trust
7.875% due 12/15/2067		$2,000	2,310
Mitchells & Butlers Finance PLC
1.041% due 12/15/2030	GBP	1,172	1,423
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		$28,000	28,580
3.850% due 03/01/2026		9,400	9,789
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	2,002
Moody’s Corp.
4.875% due 02/15/2024		700	771
Morgan Stanley
3.875% due 01/27/2026		25,000	26,142
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		10,000	9,786
National City Bank
1.006% due 06/07/2017		2,600	2,582
Nationwide Building Society
3.900% due 07/21/2025		3,200	3,383
Navient Corp.
8.780% due 09/15/2016	MXN	60,000	3,489
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000	4,374
5.000% due 05/14/2019		3,409	2,982
5.000% due 05/21/2019		3,000	2,625
5.000% due 05/23/2019		3,000	2,625
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$2,000	1,946
4.500% due 04/01/2027		3,400	3,246
4.950% due 04/01/2024		3,000	3,061
5.250% due 01/15/2026		6,700	6,842
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,468
PHH Corp.
6.375% due 08/15/2021		1,500	1,331
Pinnacol Assurance
8.625% due 06/25/2034 (g)		6,000	6,474
Piper Jaffray Cos.
3.631% due 05/31/2017		800	799
Preferred Term Securities Ltd.
1.192% due 03/24/2034		40	34
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	5,946
Progressive Corp.
6.700% due 06/15/2037		6,700	6,407

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prologis LP
3.750% due 11/01/2025		$5,700	$5,962
4.000% due 01/15/2018		2,000	2,071
Provident Funding Associates LP
6.750% due 06/15/2021		500	476
Rabobank Group
2.500% due 01/19/2021		17,650	17,862
3.375% due 05/21/2025		15,700	16,149
3.875% due 02/08/2022		2,000	2,136
5.250% due 08/04/2045		3,700	4,017
6.875% due 03/19/2020	EUR	15,300	20,587
8.375% due 07/26/2016 (f)		$3,500	3,555
8.400% due 06/29/2017 (f)		3,800	4,018
Realty Income Corp.
4.125% due 10/15/2026		150	155
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,933
Rio Oil Finance Trust
9.250% due 07/06/2024		11,250	7,088
9.750% due 01/06/2027		9,500	5,745
Royal Bank of Canada
2.100% due 10/14/2020		2,000	2,020
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		8,840	9,680
Royal Bank of Scotland PLC
9.500% due 03/16/2022		10,900	11,550
Santander UK Group Holdings PLC
4.750% due 09/15/2025		34,861	33,076
5.625% due 09/15/2045		900	852
Santander UK PLC
5.000% due 11/07/2023		600	610
Simon Property Group LP
2.500% due 07/15/2021		9,500	9,719
SL Green Realty Corp.
4.500% due 12/01/2022		10,250	10,588
5.000% due 08/15/2018		6,000	6,306
Societe Generale S.A.
8.000% due 09/29/2025 (f)		3,000	2,918
StanCorp Financial Group, Inc.
6.900% due 06/01/2067		5,300	4,240
State Street Corp.
5.250% due 09/15/2020 (f)		12,000	12,211
Stearns Holdings, Inc.
9.375% due 08/15/2020		7,500	7,369
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		30,000	30,298
2.934% due 03/09/2021		6,700	6,835
Svenska Handelsbanken AB
2.450% due 03/30/2021		11,850	11,977
Synchrony Financial
1.849% due 02/03/2020		13,350	12,912
2.600% due 01/15/2019		700	702
4.500% due 07/23/2025		12,000	12,371

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Synovus Financial Corp.
5.750% due 12/15/2025	$3,300	$3,383
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	43,400	43,883
Toronto-Dominion Bank
1.625% due 04/07/2021 (a)	5,000	5,000
2.250% due 03/15/2021	700	707
2.500% due 12/14/2020	2,600	2,655
U.S. Bancorp
5.125% due 01/15/2021 (f)	20,000	20,500
UBS AG
4.750% due 05/22/2023	15,668	15,912
5.125% due 05/15/2024	21,530	21,880
7.250% due 02/22/2022	27,200	28,039
7.625% due 08/17/2022	39,367	45,146
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (a)	4,500	4,505
3.000% due 04/15/2021 (a)	7,100	7,122
UDR, Inc.
3.700% due 10/01/2020	3,000	3,150
3.750% due 07/01/2024	1,125	1,159
4.000% due 10/01/2025	9,950	10,360
USAA Capital Corp.
2.450% due 08/01/2020	3,700	3,793
Vesey Street Investment Trust
4.404% due 09/01/2016	3,750	3,808
Visa, Inc.
3.150% due 12/14/2025	2,800	2,928
Vonovia Finance BV
3.200% due 10/02/2017	15,600	15,756
Wachovia Corp.
0.992% due 10/15/2016	1,400	1,400
WEA Finance LLC
2.700% due 09/17/2019	1,800	1,814
3.250% due 10/05/2020	27,850	28,488
Wells Fargo & Co.
1.975% due 03/04/2021	25,000	25,432
2.500% due 03/04/2021	18,050	18,299
2.550% due 12/07/2020	10,500	10,696
3.550% due 09/29/2025	37,950	39,852
5.900% due 06/15/2024 (f)	15,800	16,032
7.980% due 03/15/2018 (f)	25,400	26,318
Wells Fargo Bank N.A.
0.828% due 05/16/2016	3,800	3,799
1.358% due 01/22/2018	25,000	25,081
Welltower, Inc.
3.750% due 03/15/2023	5,600	5,604
4.000% due 06/01/2025	15,820	15,866
6.125% due 04/15/2020	1,975	2,235
Weyerhaeuser Co.
7.125% due 07/15/2023	1,735	2,068
7.375% due 10/01/2019	6,415	7,370

24	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 03/15/2032	$5,781	$7,080
7.950% due 03/15/2025	7,779	9,688
8.500% due 01/15/2025	11,314	14,553
WP Carey, Inc.
4.600% due 04/01/2024	150	153

		2,898,257

INDUSTRIALS 23.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044	125	130
AbbVie, Inc.
2.500% due 05/14/2020	11,335	11,558
3.600% due 05/14/2025	32,255	33,938
4.400% due 11/06/2042	7,000	7,102
Actavis Funding SCS
1.887% due 03/12/2020	41,050	40,926
2.450% due 06/15/2019	1,000	1,012
3.000% due 03/12/2020	3,050	3,146
3.450% due 03/15/2022	4,500	4,680
3.800% due 03/15/2025	8,890	9,269
3.850% due 06/15/2024	19,800	20,797
4.550% due 03/15/2035	1,100	1,141
ADT Corp.
4.875% due 07/15/2042	2,100	1,428
Air Canada Pass-Through Trust
4.125% due 11/15/2026	9,159	9,308
5.375% due 11/15/2022	1,693	1,644
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	21,600	22,041
AMC Networks, Inc.
5.000% due 04/01/2024	3,600	3,622
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,899	4,783
3.700% due 04/01/2028	3,438	3,373
5.250% due 07/31/2022	2,131	2,256
Amgen, Inc.
3.875% due 11/15/2021	8,000	8,686
4.400% due 05/01/2045	3,300	3,383
5.375% due 05/15/2043	7,000	8,004
Anadarko Petroleum Corp.
5.550% due 03/15/2026	14,450	14,637
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	2,800	2,842
3.300% due 02/01/2023	33,900	35,285
3.650% due 02/01/2026	33,400	35,168
4.700% due 02/01/2036	20,400	22,094
Anthem, Inc.
3.700% due 08/15/2021	6,000	6,314
4.650% due 01/15/2043	4,509	4,484
AP Moeller - Maersk A/S
2.550% due 09/22/2019	5,800	5,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asciano Finance Ltd.
6.000% due 04/07/2023	$7,000	$7,079
Associated Materials LLC
9.125% due 11/01/2017	2,000	1,520
AstraZeneca PLC
3.375% due 11/16/2025	9,450	9,805
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	11,875
7.125% due 10/15/2020	10,050	11,369
Biogen, Inc.
2.900% due 09/15/2020	2,000	2,061
4.050% due 09/15/2025	3,500	3,749
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	4,091
3.850% due 05/15/2025	19,108	19,861
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,813
4.150% due 04/01/2045	2,500	2,572
4.450% due 03/15/2043	1,175	1,267
California Resources Corp.
5.000% due 01/15/2020	1,027	239
5.500% due 09/15/2021	564	127
6.000% due 11/15/2024	231	53
8.000% due 12/15/2022	13,243	5,132
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	2,200	2,042
7.750% due 05/15/2019	13,631	14,389
CCO Safari LLC
3.579% due 07/23/2020	1,040	1,064
4.464% due 07/23/2022	16,000	16,781
4.908% due 07/23/2025	28,200	29,800
Cemex Finance LLC
6.000% due 04/01/2024	2,400	2,274
Cenovus Energy, Inc.
5.700% due 10/15/2019	6,350	6,379
Chesapeake Energy Corp.
3.872% due 04/15/2019	460	181
Cigna Corp.
4.500% due 03/15/2021	2,510	2,728
Cimarex Energy Co.
4.375% due 06/01/2024	12,900	12,728
5.875% due 05/01/2022	3,000	3,102
CNPC General Capital Ltd.
1.518% due 05/14/2017	6,000	6,002
Comcast Corp.
2.750% due 03/01/2023	11,000	11,376
3.150% due 03/01/2026	8,100	8,443
4.600% due 08/15/2045	2,975	3,310
ConocoPhillips Co.
4.950% due 03/15/2026	14,300	14,964

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	$877	$907
4.750% due 07/12/2022	2,205	2,329
7.250% due 05/10/2021	11,334	12,793
9.000% due 01/08/2018	4,501	4,604
Continental Resources, Inc.
4.500% due 04/15/2023	13,635	11,470
5.000% due 09/15/2022	1,400	1,214
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)	750	746
Cox Communications, Inc.
3.850% due 02/01/2025	11,700	11,312
CRH America, Inc.
3.875% due 05/18/2025	4,500	4,698
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,011
4.174% due 08/15/2037	5,500	5,646
5.495% due 01/15/2037	17,700	17,880
CVS Health Corp.
4.875% due 07/20/2035	14,800	16,558
5.125% due 07/20/2045	1,500	1,745
CVS Pass-Through Trust
4.163% due 08/11/2036	406	407
4.704% due 01/10/2036	2,733	2,855
5.789% due 01/10/2026	89	97
5.926% due 01/10/2034	447	496
8.353% due 07/10/2031	430	543
Delphi Automotive PLC
4.250% due 01/15/2026	8,600	8,998
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^	3,000	30
Devon Energy Corp.
3.250% due 05/15/2022	800	678
6.300% due 01/15/2019	3,660	3,706
DP World Ltd.
6.850% due 07/02/2037	5,000	5,122
eBay, Inc.
2.500% due 03/09/2018	8,000	8,135
EMD Finance LLC
2.950% due 03/19/2022	12,700	12,987
3.250% due 03/19/2025	7,700	7,702
Endo Finance LLC
6.000% due 07/15/2023	350	331
Energy Transfer Partners LP
3.600% due 02/01/2023	6,300	5,475
4.050% due 03/15/2025	24,200	21,346
4.650% due 06/01/2021	3,100	2,983
4.750% due 01/15/2026	20,800	19,115
5.150% due 03/15/2045	1,250	975
5.200% due 02/01/2022	4,600	4,373
6.050% due 06/01/2041	4,000	3,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enterprise Products Operating LLC
3.350% due 03/15/2023		$800	$798
3.700% due 02/15/2026		2,000	1,990
3.750% due 02/15/2025		4,100	4,102
5.100% due 02/15/2045		10,000	9,745
5.700% due 02/15/2042		15,002	15,234
EOG Resources, Inc.
2.625% due 03/15/2023		2,500	2,377
EQT Midstream Partners LP
4.000% due 08/01/2024		670	583
FedEx Corp.
3.250% due 04/01/2026		5,200	5,343
4.550% due 04/01/2046		10,000	10,326
Fidelity National Information Services, Inc.
2.850% due 10/15/2018		9,200	9,357
3.625% due 10/15/2020		12,000	12,420
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		2,000	2,241
Forest Laboratories LLC
5.000% due 12/15/2021		750	839
Freeport Minerals Corp.
9.500% due 06/01/2031		200	173
General Electric Co.
3.150% due 09/07/2022		440	470
3.450% due 05/15/2024		774	835
5.875% due 01/14/2038		2,396	3,132
6.875% due 01/10/2039		1,108	1,611
Georgia-Pacific LLC
2.539% due 11/15/2019		800	804
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,750	1,592
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800	11,626
Gulfport Energy Corp.
7.750% due 11/01/2020		6,045	6,075
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	2,877
Halliburton Co.
3.375% due 11/15/2022		6,600	6,724
Harvest Operations Corp.
6.875% due 10/01/2017		13,506	8,272
HCA, Inc.
5.000% due 03/15/2024		500	513
6.500% due 02/15/2020		23,900	26,290
HD Supply, Inc.
5.750% due 04/15/2024 (a)		1,500	1,545
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	3,946
5.014% due 12/27/2017		5,400	5,584
Hiland Partners LP
5.500% due 05/15/2022		$9,690	9,733
7.250% due 10/01/2020		26,074	27,084

26	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Host Hotels & Resorts LP
4.000% due 06/15/2025	$5,250	$5,125
6.000% due 10/01/2021	1,900	2,136
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	15,150	15,555
3.500% due 02/11/2023	2,900	2,951
3.750% due 07/21/2022	4,900	5,125
Kellogg Co.
3.250% due 04/01/2026	5,100	5,239
Kern River Funding Corp.
4.893% due 04/30/2018	22	23
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	400	395
3.500% due 03/01/2021	550	530
3.950% due 09/01/2022	1,900	1,827
4.250% due 09/01/2024	1,300	1,234
5.800% due 03/01/2021	600	633
6.000% due 02/01/2017	15,200	15,653
6.500% due 09/01/2039	5,310	5,042
9.000% due 02/01/2019	4,400	4,998
Kinder Morgan, Inc.
3.050% due 12/01/2019	3,500	3,450
4.300% due 06/01/2025	5,050	4,814
5.050% due 02/15/2046	9,900	8,438
Kinetic Concepts, Inc.
7.875% due 02/15/2021	4,300	4,558
10.500% due 11/01/2018	3,000	3,022
KLA-Tencor Corp.
4.125% due 11/01/2021	2,900	3,033
Kraft Heinz Foods Co.
3.500% due 06/06/2022	4,000	4,208
3.950% due 07/15/2025	18,100	19,317
Lender Processing Services, Inc.
5.750% due 04/15/2023	250	260
Lockheed Martin Corp.
2.500% due 11/23/2020	6,000	6,155
LyondellBasell Industries NV
4.625% due 02/26/2055	3,700	3,320
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	3,300	4,066
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023	1,000	912
Marriott International, Inc.
3.125% due 10/15/2021	200	204
Masco Corp.
4.450% due 04/01/2025	10,400	10,840
5.950% due 03/15/2022	3,020	3,330
6.125% due 10/03/2016	4,850	4,974
7.125% due 03/15/2020	17,983	20,793
Massachusetts Institute of Technology
4.678% due 07/01/2114	150	163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MCE Finance Ltd.
5.000% due 02/15/2021	$2,000	$1,912
Medtronic, Inc.
3.125% due 03/15/2022	200	211
3.150% due 03/15/2022	8,000	8,482
4.625% due 03/15/2044	5,000	5,602
Microsoft Corp.
3.125% due 11/03/2025	10,500	11,044
Mid-America Apartments LP
3.750% due 06/15/2024	150	153
4.300% due 10/15/2023	25,485	26,905
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	11,800	10,620
Mylan, Inc.
2.600% due 06/24/2018	5,700	5,706
National Fuel Gas Co.
5.200% due 07/15/2025	12,600	11,590
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	19,200	19,824
Newell Rubbermaid, Inc.
3.150% due 04/01/2021	600	617
4.200% due 04/01/2026	13,600	14,253
Newfield Exploration Co.
5.375% due 01/01/2026	3,100	2,836
5.625% due 07/01/2024	5,550	5,231
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023	1,384	1,478
7.027% due 05/01/2021	1,101	1,234
NVR, Inc.
3.950% due 09/15/2022	4,000	4,168
Occidental Petroleum Corp.
4.400% due 04/15/2046 (a)	10,900	10,971
ONEOK Partners LP
4.900% due 03/15/2025	1,500	1,416
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,733
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,270
Pioneer Natural Resources Co.
4.450% due 01/15/2026	8,400	8,486
7.200% due 01/15/2028	4,797	5,442
7.500% due 01/15/2020	17,591	19,909
Platform Specialty Products Corp.
6.500% due 02/01/2022	2,000	1,697
Precision Drilling Corp.
5.250% due 11/15/2024	5,500	3,919
Qorvo, Inc.
6.750% due 12/01/2023	2,000	2,070
QUALCOMM, Inc.
2.250% due 05/20/2020	10,000	10,261
3.450% due 05/20/2025	4,780	4,955

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QVC, Inc.
4.450% due 02/15/2025	$7,000	$6,796
Regency Energy Partners LP
4.500% due 11/01/2023	2,400	2,122
5.500% due 04/15/2023	2,100	1,877
5.750% due 09/01/2020	200	200
6.500% due 07/15/2021	3,100	3,069
Republic Services, Inc.
4.750% due 05/15/2023	1,300	1,454
Reynolds American, Inc.
3.250% due 06/12/2020	6,661	6,978
SABMiller Holdings, Inc.
4.950% due 01/15/2042	3,000	3,356
SBA Tower Trust
5.101% due 04/15/2042	10,000	10,105
Sky PLC
9.500% due 11/15/2018	400	472
Solvay Finance America LLC
3.400% due 12/03/2020	7,060	7,188
4.450% due 12/03/2025	10,000	10,269
Southwestern Energy Co.
4.100% due 03/15/2022	4,000	2,680
7.500% due 02/01/2018	5,984	5,042
Spectra Energy Partners LP
3.500% due 03/15/2025	3,500	3,388
4.500% due 03/15/2045	5,000	4,455
Standard Industries, Inc.
5.125% due 02/15/2021	5,500	5,658
5.500% due 02/15/2023	965	989
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025	3,375	3,510
4.500% due 10/01/2034	6,099	5,851
Stryker Corp.
3.500% due 03/15/2026	13,340	13,862
Symantec Corp.
3.950% due 06/15/2022	10,000	10,052
Sysco Corp.
3.300% due 07/15/2026 (a)	14,500	14,701
4.500% due 04/01/2046 (a)	10,000	10,228
T-Mobile USA, Inc.
6.000% due 04/15/2024 (a)	9,300	9,439
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	250	249
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	4,192	4,283
Time Warner Cable, Inc.
5.850% due 05/01/2017	13,175	13,738
8.250% due 04/01/2019	4,200	4,894
8.750% due 02/14/2019	4,262	4,994
Time Warner, Inc.
3.600% due 07/15/2025	27,400	28,191
4.650% due 06/01/2044	5,000	4,910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Times Square Hotel Trust
8.528% due 08/01/2026	$666	$789
Total System Services, Inc.
3.800% due 04/01/2021	4,850	4,996
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	4,237	4,030
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	2,390	2,674
7.125% due 04/22/2025	1,961	2,269
UAL Pass-Through Trust
9.750% due 07/15/2018	485	510
10.400% due 05/01/2018	7,412	7,709
Union Pacific Corp.
4.250% due 04/15/2043	1,000	1,054
United Airlines Pass-Through Trust
3.750% due 03/03/2028	2,913	2,916
UnitedHealth Group, Inc.
2.125% due 03/15/2021	11,300	11,410
3.750% due 07/15/2025	1,000	1,079
4.750% due 07/15/2045	4,400	5,060
Universal Health Services, Inc.
4.750% due 08/01/2022	2,000	2,040
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	7,400	46
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	21,700	17,794
6.375% due 10/15/2020	4,100	3,423
Viacom, Inc.
4.500% due 02/27/2042	800	644
5.850% due 09/01/2043	12,025	11,604
Virgin Australia Trust
5.000% due 04/23/2025	3,725	3,804
Weatherford International Ltd.
4.500% due 04/15/2022	2,950	2,375
5.125% due 09/15/2020	10,000	8,600
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	2,600	2,504
Western Gas Partners LP
3.950% due 06/01/2025	370	318
5.450% due 04/01/2044	840	670
Westmoreland Coal Co.
8.750% due 01/01/2022	6,000	3,525
WestRock RKT Co.
4.900% due 03/01/2022	4,420	4,756
Whole Foods Market, Inc.
5.200% due 12/03/2025	13,800	14,498
Willamette Industries, Inc.
7.350% due 07/01/2026	2,000	2,404
Williams Partners LP
3.600% due 03/15/2022	2,250	1,850
4.000% due 09/15/2025	235	190

28	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 03/04/2024	$1,850	$1,542
4.500% due 11/15/2023	3,700	3,149
5.100% due 09/15/2045	650	469
5.250% due 03/15/2020	1,000	959
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,032
Wynn Las Vegas LLC
4.250% due 05/30/2023	32,982	30,467
5.500% due 03/01/2025	39,425	37,306
Wynn Macau Ltd.
5.250% due 10/15/2021	1,300	1,232
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,900	2,944
3.150% due 04/01/2022	13,100	13,319
3.550% due 04/01/2025	28,000	28,356
Zoetis, Inc.
3.250% due 02/01/2023	2,000	1,981
3.450% due 11/13/2020	2,000	2,058
4.500% due 11/13/2025	1,200	1,286
4.700% due 02/01/2043	678	640

		1,792,536

UTILITIES 6.5%
American Transmission Systems, Inc.
5.250% due 01/15/2022	4,275	4,762
AT&T, Inc.
3.000% due 06/30/2022	31,700	32,223
3.600% due 02/17/2023	3,000	3,122
3.950% due 01/15/2025	4,550	4,739
4.125% due 02/17/2026	29,000	30,701
4.300% due 12/15/2042	17,000	15,624
4.350% due 06/15/2045	620	573
4.800% due 06/15/2044	6,500	6,386
5.350% due 09/01/2040	6,380	6,716
BP Capital Markets PLC
2.750% due 05/10/2023	10,800	10,607
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	4,354	4,112
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	13,100	13,141
Constellation Energy Group, Inc.
5.150% due 12/01/2020	200	222
Dominion Resources, Inc.
4.450% due 03/15/2021	1,500	1,627
Duke Energy Corp.
3.750% due 04/15/2024	20,557	21,537
Entergy Corp.
4.000% due 07/15/2022	7,200	7,650
Entergy Louisiana LLC
4.050% due 09/01/2023	1,700	1,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy New Orleans, Inc.
5.100% due 12/01/2020		$10,000	$10,386
Exelon Corp.
2.850% due 06/15/2020		2,000	2,048
FirstEnergy Corp.
2.750% due 03/15/2018		5,250	5,303
4.250% due 03/15/2023		10,200	10,637
7.375% due 11/15/2031		12,000	14,820
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021		1,500	1,200
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,304
4.375% due 09/19/2022		$5,600	5,177
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028		6,500	5,907
Genesis Energy LP
5.625% due 06/15/2024		5,200	4,394
6.000% due 05/15/2023		10,800	9,558
6.750% due 08/01/2022		10,450	9,810
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		3,100	2,797
Illinois Power Generating Co.
6.300% due 04/01/2020		975	327
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,777
Laclede Group, Inc.
1.368% due 08/15/2017		13,500	13,449
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022§		4,325	1,406
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023§		12,812	2,947
6.750% due 10/01/2023§		6,070	1,396
Parsley Energy LLC
7.500% due 02/15/2022		500	500
Petrobras Global Finance BV
2.762% due 01/15/2019		5,700	4,646
3.522% due 03/17/2020		4,735	3,658
5.375% due 01/27/2021		2,500	2,059
Petroleos Mexicanos
4.500% due 01/23/2026		10,000	9,340
Plains All American Pipeline LP
2.850% due 01/31/2023		10,700	9,091
3.600% due 11/01/2024		9,900	8,556
3.850% due 10/15/2023		6,400	5,736
Progress Energy, Inc.
4.400% due 01/15/2021		9,500	10,272
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	152
Puget Energy, Inc.
3.650% due 05/15/2025		780	787

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Capital Corp.
6.875% due 11/15/2028	$4,200	$3,087
Sprint Corp.
7.125% due 06/15/2024	10,400	7,774
Terraform Global Operating LLC
9.750% due 08/15/2022	1,025	779
Verizon Communications, Inc.
3.850% due 11/01/2042	5,700	5,198
4.672% due 03/15/2055	15,993	15,421
4.862% due 08/21/2046	17,514	18,549
5.012% due 08/21/2054	6,033	6,080
5.150% due 09/15/2023	79,850	92,342
Williams Partners LP
4.875% due 05/15/2023	13,178	11,462
Yellowstone Energy LP
5.750% due 12/31/2026	4,358	4,465

		494,199

Total Corporate Bonds & Notes (Cost $5,193,486)		5,184,992

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,410	2,160

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,335

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	7,700	7,889

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	3,480	3,131

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500	3,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	$19,500	$18,449
6.500% due 06/01/2047	600	600
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,852

		21,901

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,215

Total Municipal Bonds & Notes (Cost $42,784)		50,123

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.000% due 01/01/2045	473	485
Fannie Mae, TBA
3.000% due 05/01/2046	9,000	9,217
3.500% due 05/01/2046	17,100	17,905
4.000% due 06/01/2046	25,600	27,274
Freddie Mac
6.159% due 11/25/2055	3,584	1,953

Total U.S. Government Agencies (Cost $56,828)		56,834

U.S. TREASURY OBLIGATIONS 24.6%
U.S. Treasury Bonds
2.500% due 02/15/2045	45,240	44,132
2.500% due 02/15/2046	64,300	62,705
2.875% due 08/15/2045	31,005	32,624
3.000% due 05/15/2042 (h)	2,750	2,988
3.000% due 11/15/2044 (l)	80,154	86,535
3.000% due 11/15/2045 (h)	269,529	291,091
3.125% due 02/15/2042 (h)(j)(l)	74,170	82,542
3.125% due 08/15/2044	70,025	77,509
3.375% due 05/15/2044 (h)(j)(l)	175,750	203,853
3.625% due 02/15/2044 (h)(j)(l)	21,050	25,550
4.375% due 05/15/2040 (j)(l)	6,695	9,014
6.125% due 11/15/2027 (j)	3,750	5,409
6.250% due 05/15/2030	5,950	9,082
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017 (h)	5,215	5,277
0.375% due 07/15/2025 (h)	29,570	30,244
0.625% due 01/15/2026 (h)	1,795	1,878
2.375% due 01/15/2017 (h)	7,753	7,993
2.375% due 01/15/2025 (j)	40,343	48,101

30	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.125% due 02/28/2021 (h)(l)	$10,000	$9,964
1.375% due 08/31/2020 (h)(j)(l)	104,935	105,978
1.375% due 09/30/2020 (h)(j)(l)	133,900	135,085
1.375% due 01/31/2021	71,000	71,538
1.625% due 07/31/2020 (j)(l)	14,700	14,997
1.625% due 02/15/2026 (h)	94,235	92,917
2.000% due 08/15/2025 (h)	400,000	407,891
U.S. Treasury Strips
0.000% due 05/15/2043 (d)	1,025	495
0.000% due 08/15/2044 (d)	2,125	983
0.000% due 02/15/2045 (d)	34,200	15,494

Total U.S. Treasury Obligations (Cost $1,822,225)		1,881,869

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust
2.681% due 01/25/2036 ^	956	834
American Home Mortgage Assets Trust
0.553% due 10/25/2046	4,119	2,812
American Home Mortgage Investment Trust
2.631% due 11/25/2045 ^	1,447	1,088
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	1,506	1,402
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	93	96
5.741% due 02/10/2051	675	700
Banc of America Funding Trust
0.622% due 10/20/2036	3,737	2,885
0.712% due 06/20/2047	2,000	1,411
0.833% due 05/25/2037 ^	929	673
43.300% due 07/25/2047 ^	1,379	2,808
BCAP LLC Trust
0.653% due 05/25/2047 ^	2,719	2,061
4.425% due 07/26/2036	516	419
Bear Stearns Adjustable Rate Mortgage Trust
2.722% due 08/25/2035	410	350
Bear Stearns ALT-A Trust
0.753% due 08/25/2036	1,316	1,030
2.893% due 03/25/2036 ^	469	354
3.111% due 08/25/2036 ^	2,011	1,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Berica ABS SRL
0.058% due 12/31/2055	EUR	7,145	$8,084
ChaseFlex Trust
0.773% due 08/25/2037		$1,091	801
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,235	1,244
5.705% due 12/10/2049		91	94
Citigroup Mortgage Loan Trust, Inc.
2.966% due 03/25/2037 ^		1,218	991
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		126	126
5.886% due 11/15/2044		72	75
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,816	1,530
Countrywide Alternative Loan Trust
0.593% due 07/25/2036		4,359	4,568
0.593% due 12/25/2046 ^		1,085	1,156
0.603% due 11/25/2036		753	742
0.622% due 09/20/2046		6,466	5,392
0.623% due 09/25/2046 ^		5,517	4,838
0.642% due 09/20/2046		5,190	3,824
0.723% due 05/25/2036		23,352	20,211
0.783% due 05/25/2037 ^		1,568	930
1.233% due 12/25/2035 ^		1,298	1,066
1.701% due 08/25/2035		10,194	8,329
6.000% due 03/25/2036 ^		1,955	1,704
6.000% due 05/25/2036 ^		178	150
6.500% due 12/25/2036 ^		668	522
Credit Suisse Mortgage Capital Certificates
2.912% due 04/28/2037		3,181	2,297
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	333
Deutsche ALT-A Securities, Inc.
0.573% due 08/25/2037 ^		8,338	7,296
First Horizon Mortgage Pass-Through Trust
2.511% due 11/25/2037 ^		2,100	1,811
GSMSC Resecuritization Trust
0.606% due 08/26/2033		10,008	8,637
HarborView Mortgage Loan Trust
0.682% due 01/19/2036		4,438	3,014
0.772% due 06/20/2035		2,276	2,130
3.367% due 06/19/2036 ^		1,637	1,011
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		288	271
Impac Secured Assets Trust
0.693% due 01/25/2037		7,099	4,020
JPMorgan Alternative Loan Trust
0.543% due 09/25/2036 ^		1,516	1,378
2.865% due 05/25/2037 ^		2,593	2,133
6.310% due 08/25/2036 ^		2,821	2,274

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	$188	$191
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	885	796
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035	69	64
2.936% due 05/25/2033	11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,603	1,620
5.700% due 09/12/2049	96	100
Morgan Stanley Capital Trust
5.569% due 12/15/2044	905	941
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	528	245
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037	94	86
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,728	1,026
Residential Accredit Loans, Inc. Trust
0.613% due 05/25/2036	3,221	2,422
0.613% due 09/25/2036	1,383	1,060
0.623% due 08/25/2036	2,695	2,097
0.623% due 09/25/2036	2,647	2,030
0.783% due 08/25/2035 ^	4,343	3,119
3.051% due 07/25/2035	752	696
3.838% due 09/25/2035 ^	621	499
3.929% due 01/25/2036 ^	3,673	2,940
Sequoia Mortgage Trust
0.632% due 05/20/2035	326	297
Structured Adjustable Rate Mortgage Loan Trust
0.733% due 08/25/2036 ^	2,151	1,662
2.772% due 02/25/2036 ^	2,568	2,249
3.871% due 05/25/2036 ^	3,089	2,445
4.556% due 07/25/2036 ^	3,256	2,092
Structured Asset Mortgage Investments Trust
0.553% due 08/25/2036	2,376	1,775
Thornburg Mortgage Securities Trust
6.103% due 09/25/2037	42	42
Wachovia Mortgage Loan Trust LLC
2.758% due 10/20/2035 ^	550	495
2.873% due 05/20/2036 ^	2,087	1,834
WaMu Mortgage Pass-Through Certificates Trust
2.190% due 12/25/2036 ^	293	251
4.378% due 07/25/2037 ^	1,098	1,009
Washington Mutual Mortgage Pass-Through Certificates Trust
1.191% due 11/25/2046	2,470	1,683
6.000% due 07/25/2036	530	420
6.000% due 06/25/2037 ^	6,451	5,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	$430	$380

Total Non-Agency Mortgage-Backed Securities (Cost $139,941)		165,656

ASSET-BACKED SECURITIES 4.4%
Aames Mortgage Investment Trust
1.633% due 06/25/2035	4,000	3,388
ACE Securities Corp. Home Equity Loan Trust
0.593% due 08/25/2036 ^	1,885	588
0.633% due 12/25/2036	6,599	2,598
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	6,920	6,713
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.893% due 07/25/2035	3,100	2,989
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	6,150	6,062
Argent Securities Trust
0.543% due 09/25/2036	2,217	780
0.703% due 05/25/2036	1,688	568
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 02/25/2036	4,240	2,757
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037	6,615	4,251
0.573% due 10/25/2036	4,763	3,860
Asset-Backed Securities Corp. Home Equity Loan Trust
1.333% due 06/25/2035	1,000	846
2.308% due 09/25/2034	1,194	987
Bear Stearns Asset-Backed Securities Trust
0.783% due 12/25/2035 ^	683	445
0.843% due 12/25/2035	766	755
0.873% due 12/25/2035 ^	6,863	5,073
1.433% due 08/25/2035	288	213
2.308% due 07/25/2034	1,935	1,892
Carlyle Global Market Strategies CLO Ltd.
1.854% due 04/20/2022	5,000	4,980
Carrington Mortgage Loan Trust
1.483% due 05/25/2035	2,100	1,545
Cavalry CLO Ltd.
1.990% due 01/16/2024	6,250	6,232
Citigroup Mortgage Loan Trust, Inc.
0.573% due 12/25/2036	843	761
0.693% due 03/25/2036	2,700	2,054
0.703% due 05/25/2037	4,254	2,913
0.836% due 11/25/2046	753	634
Countrywide Asset-Backed Certificates
0.573% due 07/25/2037 ^	5,667	4,987
0.573% due 06/25/2047 ^	5,317	4,267

32	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.583% due 05/25/2037	$2,348	$2,182
0.586% due 01/25/2037	1,153	1,107
0.603% due 05/25/2037	7,954	7,438
0.613% due 06/25/2047	1,595	1,456
0.653% due 09/25/2047	1,487	1,215
0.673% due 03/25/2036	3,627	3,300
0.783% due 03/25/2036 ^	16,009	15,513
5.016% due 10/25/2046 ^	3,179	3,030
Countrywide Asset-Backed Certificates Trust
0.583% due 02/25/2037	3,924	3,800
0.596% due 09/25/2046	13,870	12,393
0.916% due 10/25/2035	912	912
1.016% due 04/25/2035	1,783	1,773
Credit-Based Asset Servicing and Securitization LLC
0.583% due 11/25/2036	1,905	1,007
Eagle Ltd.
2.570% due 12/15/2039	2,234	2,196
ECAF Ltd.
4.947% due 06/15/2040	7,434	7,238
Elm CLO Ltd.
2.020% due 01/17/2023	10,853	10,932
Fremont Home Loan Trust
0.583% due 01/25/2037	2,151	1,043
0.603% due 02/25/2037	2,833	1,504
GSAA Home Equity Trust
2.852% due 03/25/2036	3,286	2,167
GSAMP Trust
0.573% due 06/25/2036	638	537
Home Equity Loan Trust
0.773% due 04/25/2037	3,100	1,658
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.683% due 03/25/2036	306	299
Inwood Park CDO Ltd.
0.849% due 01/20/2021	754	753
JPMorgan Mortgage Acquisition Trust
0.623% due 03/25/2047	3,770	2,607
LCM LP
1.824% due 07/14/2022	2,752	2,756
Lehman XS Trust
0.613% due 06/25/2036	1,219	874
5.170% due 08/25/2035 ^	3,889	3,646
Long Beach Mortgage Loan Trust
0.613% due 03/25/2046	11,260	6,850
MASTR Asset-Backed Securities Trust
0.673% due 03/25/2036	4,500	2,645
0.933% due 10/25/2035 ^	2,108	1,523
Merrill Lynch Mortgage Investors Trust
0.603% due 07/25/2037	1,862	894
0.613% due 03/25/2037	3,196	3,120
0.693% due 03/25/2037	16,900	10,031
0.883% due 02/25/2047	8,778	5,753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
0.573% due 10/25/2036	$1,559	$824
0.583% due 11/25/2036	2,516	1,439
0.583% due 12/25/2036	1,185	689
0.613% due 02/25/2037	15,137	6,508
0.633% due 02/25/2037	770	397
0.653% due 10/25/2036	1,704	913
0.663% due 02/25/2037	5,768	2,498
0.683% due 08/25/2036	9,666	5,328
1.683% due 07/25/2037	2,100	1,388
Morgan Stanley Home Equity Loan Trust
0.533% due 04/25/2037	362	196
0.783% due 04/25/2037	1,727	973
0.923% due 08/25/2035	10,220	8,510
National Collegiate Student Loan Trust
0.693% due 02/26/2029	1,500	1,334
0.703% due 03/26/2029	500	436
Nationstar Home Equity Loan Trust
0.753% due 04/25/2037	7,100	4,945
NovaStar Mortgage Funding Trust
0.583% due 03/25/2037	1,633	803
0.643% due 01/25/2037	6,121	2,572
0.683% due 10/25/2036	1,820	877
Option One Mortgage Loan Trust
0.573% due 01/25/2037	6,739	3,817
RAAC Trust
1.933% due 09/25/2047	3,200	2,556
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,987	7,916
Residential Asset Mortgage Products Trust
0.666% due 12/25/2035	14,869	10,391
1.053% due 05/25/2035	4,219	3,781
Residential Asset Securities Corp. Trust
0.753% due 01/25/2036	1,149	1,138
0.773% due 04/25/2037	9,400	6,415
0.843% due 01/25/2036	1,000	885
Saxon Asset Securities Trust
1.231% due 03/25/2035 ^	1,629	1,468
Securitized Asset-Backed Receivables LLC Trust
0.683% due 03/25/2036	1,941	1,100
Soundview Home Loan Trust
0.603% due 06/25/2036	3,984	3,669
Specialty Underwriting & Residential Finance Trust
0.583% due 06/25/2037	914	517
0.703% due 04/25/2037	1,821	979
0.733% due 12/25/2036	6,698	5,612
4.475% due 02/25/2037 ^	2,290	1,091
Structured Asset Investment Loan Trust
0.583% due 09/25/2036	1,672	1,349
0.593% due 05/25/2036	885	716

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
0.583% due 09/25/2036		$160	$158
0.933% due 11/25/2037		8,000	4,684
VOLT LLC
4.250% due 03/26/2046		4,000	4,004
Voya CLO Ltd.
1.922% due 10/15/2022		12,000	11,974
1.942% due 10/15/2022		21,500	21,481
WG Horizons CLO
0.896% due 05/24/2019		947	943

Total Asset-Backed Securities (Cost $317,676)			334,564

SOVEREIGN ISSUES 0.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	3,000	3,216
Export-Import Bank of Korea
3.750% due 10/20/2016		$3,000	3,048
4.000% due 01/11/2017		1,200	1,225
4.000% due 01/29/2021		1,000	1,091
5.000% due 04/11/2022		4,000	4,618
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,879
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (e)		1,096	1,322
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	3,416
6.505% due 03/01/2019		1,800	2,415
Korea Development Bank
3.875% due 05/04/2017		$10,000	10,274
4.625% due 11/16/2021		7,200	8,114
Republic of Greece Government International Bond
3.000% due 02/24/2035	EUR	2,925	1,922
3.800% due 08/08/2017	JPY	340,000	2,738
4.500% due 07/03/2017		680,000	5,476
Slovenia Government International Bond
4.125% due 02/18/2019		$300	317
5.250% due 02/18/2024		4,700	5,276

Total Sovereign Issues (Cost $56,702)			56,347

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (f)		7,750	9,340

	SHARES	MARKET VALUE (000S)
Welltower, Inc.
6.500% (f)	84,000	$5,216

Total Convertible Preferred Securities (Cost $9,723)		14,556

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (f)	30,000	3,182
CoBank ACB
6.200% due 01/01/2025 (f)	106,000	10,782
6.250% due 10/01/2022 (f)	25,000	2,569
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	13,000	16,307
Navient Corp. CPI Linked Security
2.730% due 03/15/2017	21,400	523

Total Preferred Securities (Cost $29,614)		33,363

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%

CERTIFICATES OF DEPOSIT 1.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016	$13,250	13,238
Intesa Sanpaolo SpA
1.997% due 04/11/2016	7,000	7,000
Itau Unibanco Holding S.A.
1.511% due 05/31/2016	67,400	67,415
Sumitomo Mitsui Banking Corp.
0.983% due 05/02/2017	16,100	16,020

		103,673

SHORT-TERM NOTES 0.0%
GE Capital International Funding Co.
0.964% due 04/15/2016	1,081	1,081

U.S. TREASURY BILLS 0.3%
0.264% due 04/07/2016 - 04/28/2016 (c)(d)(h)(l)	19,310	19,309

Total Short-Term Instruments (Cost $124,137)		124,063

Total Investments in Securities (Cost $8,254,226)		8,364,097

34	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	3,715,950	$36,717

Total Short-Term Instruments (Cost $36,714)		36,717

Total Investments in Affiliates (Cost $36,714)		36,717

Total Investments 110.0% (Cost $8,290,940)		$8,400,814

MARKET VALUE (000S)
Financial Derivative Instruments (i)(k) (0.5%) (Cost or Premiums, net $(20,236))	$(41,550)

Other Assets and Liabilities, net (9.5%)	(719,547)

Net Assets 100.0%	$7,639,717

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$18,250	$18,466	0.24%
Delta Air Lines, Inc.	2.530	09/30/2019	09/29/2014	25,501	25,103	0.33
Delta Air Lines, Inc.	2.620	05/09/2019	05/05/2014	5,629	5,566	0.07
Norwegian Air Shuttle	4.110 - 4.250	06/24/2026	06/25/2014	14,901	15,480	0.20
Norwegian Air Shuttle	5.860 - 6.110	06/24/2021	06/25/2014	10,570	10,605	0.14
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,474	0.08
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,350	4,318	0.06

				$85,201	$86,012	1.12%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.580%	02/10/2016	04/21/2016	$(2,691)	$(2,693)
	0.590	02/10/2016	04/08/2016	(33,327)	(33,355)
	0.610	02/23/2016	04/12/2016	(46,950)	(46,980)
GRE	0.680	02/26/2016	04/08/2016	(1,933)	(1,935)
IND	0.560	03/29/2016	04/12/2016	(1,006)	(1,006)
	0.570	02/08/2016	04/28/2016	(44,840)	(44,878)
	0.570	02/09/2016	04/08/2016	(19,594)	(19,610)
	0.580	02/09/2016	05/02/2016	(2,991)	(2,993)
RDR	0.450	03/29/2016	04/14/2016	(12,125)	(12,125)
	0.620	01/20/2016	04/20/2016	(101,461)	(101,587)
SCX	0.580	03/07/2016	04/13/2016	(15,940)	(15,946)
	0.580	03/09/2016	04/13/2016	(5,996)	(5,998)
	0.590	02/24/2016	04/13/2016	(5,029)	(5,032)
	0.630	02/05/2016	04/21/2016	(818)	(819)
	0.630	03/09/2016	04/18/2016	(20,630)	(20,638)
	0.640	02/05/2016	04/04/2016	(2,761)	(2,764)
	0.640	02/24/2016	04/21/2016	(19,891)	(19,905)
	0.640	03/09/2016	04/04/2016	(88,414)	(88,450)
	0.650	02/26/2016	04/05/2016	(610)	(611)
	0.650	02/26/2016	04/25/2016	(1,526)	(1,527)
	0.650	03/07/2016	04/05/2016	(4,110)	(4,112)
	0.650	03/09/2016	04/12/2016	(2,744)	(2,745)
	0.650	03/11/2016	04/25/2016	(2,108)	(2,109)
	0.660	02/24/2016	04/05/2016	(1,676)	(1,677)
	0.670	03/07/2016	04/01/2016	(25,063)	(25,074)
	0.670	03/09/2016	04/01/2016	(3,354)	(3,355)

Total Reverse Repurchase Agreements					$(467,924)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	0.150%	03/30/2016	04/04/2016	$(19,585)	$(19,588)
	0.200	03/30/2016	04/06/2016	(8,294)	(8,296)
	0.550	02/25/2016	04/15/2016	(70,368)	(70,480)
MSC	0.850	03/30/2016	04/06/2016	(1,868)	(1,868)
TDM	0.619	02/05/2016	04/05/2016	(2,152)	(2,155)

Total Sale-Buyback Transactions					$(102,387)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(496,761) at a weighted average interest rate of 0.292%.
(2)	Payable for sale-buyback transactions includes $63 of deferred price drop.

36	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $571,355 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BSN	$0	$(83,028)	$0	$(83,028)	$82,899	$(129)
GRE	0	(1,935)	0	(1,935)	1,919	(16)
IND	0	(68,487)	0	(68,487)	68,499	12
RDR	0	(113,712)	0	(113,712)	113,898	186
SCX	0	(200,762)	0	(200,762)	201,076	314

Master Securities Forward Transaction Agreement
GSC	0	0	(98,364)	(98,364)	98,104	(260)
MSC	0	0	(1,868)	(1,868)	1,879	11
TDM	0	0	(2,155)	(2,155)	2,173	18

Total Borrowings and Other Financing Transactions	$0	$(467,924)	$(102,387)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(28,429)	$(436,502)	$(2,993)	$0	$(467,924)

Total	$(28,429)	$(436,502)	$(2,993)	$0	$(467,924)

Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(102,387)	$0	$0	$(102,387)

Total	$0	$(102,387)	$0	$0	$(102,387)

Total Borrowings	$(28,429)	$(538,889)	$(2,993)	$0	$(570,311)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(570,311)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,855	$(194)	$0	$(23)
90-Day Eurodollar December Futures	Short	12/2017	624	79	0	(62)
90-Day Eurodollar June Futures	Short	06/2016	2,130	(1,800)	0	0
90-Day Eurodollar June Futures	Short	06/2017	2,059	(628)	0	(103)
90-Day Eurodollar March Futures	Short	03/2017	4,441	(1,158)	0	(111)
90-Day Eurodollar September Futures	Short	09/2016	2,747	(3,179)	0	0
90-Day Eurodollar September Futures	Short	09/2017	1,659	(568)	0	(124)
Call Options Strike @ EUR 163.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	236	(255)	43	(14)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	480	(50)	43	(11)
Call Options Strike @ EUR 166.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	177	56	4	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	360	86	8	(8)
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	177	29	2	(2)
Call Options Strike @ EUR 168.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	360	61	4	(4)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	510	1,224	151	(12)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	117	(77)	8	(36)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	480	193	0	(11)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	86	11	19	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	5,400	(525)	2,025	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2016	320	(383)	340	0

Total Futures Contracts				$(7,078)	$2,647	$(521)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Variation Margin
								Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.930%	$	15,000	$37	$4	$0	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	41,159	$2,205	$(373)	$53	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		61,000	1,852	1,267	99	0
CDX.IG-19 5-Year Index	1.000	12/20/2017		200	2	(1)	0	0
CDX.IG-21 5-Year Index	1.000	12/20/2018		61,045	598	(436)	0	(4)
CDX.IG-22 5-Year Index	1.000	06/20/2019		6,600	56	(41)	0	(1)

38	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$	140,900	$726	$(923)	$0	$(13)
CDX.IG-25 5-Year Index	1.000	12/20/2020		1,720,900	9,194	1,462	0	(105)

					$14,633	$955	$152	$(123)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	80,800	$9,938	$4,416	$566	$0
Receive	3-Month USD-LIBOR *	1.300	05/06/2017	$	173,000	(922)	(925)	0	(5)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		700	(11)	(7)	0	0
Receive	3-Month USD-LIBOR *	2.910	08/20/2019		352,100	(5,651)	(4,383)	0	(194)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		19,700	(1,723)	(1,877)	0	(74)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		237,500	(12,528)	(10,692)	0	(876)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		46,750	(6,767)	(7,156)	0	(424)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		74,200	(5,556)	(1,071)	0	(422)
Receive	6-Month EUR-EURIBOR	0.350	09/10/2017	EUR	133,600	(1,422)	(1,114)	3	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025		19,300	(993)	(948)	26	0
Receive	6-Month EUR-EURIBOR *	0.750	09/21/2026		28,600	(398)	(329)	50	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		11,600	(598)	(75)	9	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021	GBP	144,400	1,797	1,338	299	0
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		51,300	(186)	(540)	0	(95)
Receive	6-Month GBP-LIBOR	2.175	03/16/2046		7,100	(1,378)	(1,394)	0	(48)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		21,900	(712)	(135)	0	(147)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	7,765,000	(4,984)	(1,744)	132	0
Receive	6-Month JPY-LIBOR	1.250	06/17/2035		3,030,000	(3,891)	(1,433)	174	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	21,300	127	(13)	1	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		139,600	93	43	8	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	280	183	13	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	170	114	9	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	107	90	8	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	452	509	46	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(987)	412	17	0

						$(35,743)	$(26,731)	$1,361	$(2,285)

Total Swap Agreements						$(21,073)	$(25,772)	$1,513	$(2,429)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(j)	Securities with an aggregate market value of $85,528 and cash of $8,469 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$2,647	$1,513	$4,160	$0	$(521)	$(2,429)	$(2,950)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2016	NZD	1,121	$	762	$0	$(11)
	05/2016	$	1,146	NZD	1,720	40	0
	09/2016	CNH	257,790	$	39,172	0	(404)
BOA	04/2016	AUD	71,174		50,920	0	(3,639)
	05/2016	NZD	3,048		2,018	0	(84)
	05/2016	TWD	231,597		6,854	0	(351)
	05/2016	$	99	INR	6,735	2	0
	10/2016		32,385	BRL	136,000	3,516	0
BPS	04/2016	BRL	15,377	$	4,321	44	0
	04/2016	$	4,017	BRL	15,377	260	0
	05/2016	MYR	68,804	$	15,806	0	(1,938)
	01/2017	BRL	9,922		3,492	936	0
BRC	05/2016	KRW	7,705,792		6,337	0	(381)
	05/2016	$	46,736	MXN	833,157	1,289	(2)
	10/2016	CNH	114,917	$	17,550	0	(69)
CBK	04/2016	EUR	59,620		66,267	0	(1,574)
	04/2016	$	2,105	EUR	1,933	95	0
	05/2016	SGD	64,601	$	46,172	0	(1,745)
	05/2016	$	1,250	EUR	1,098	0	0
	05/2016		15,535	INR	1,075,334	582	0
DUB	05/2016	THB	1,420,409	$	39,877	0	(452)
	01/2017	$	3,492	BRL	9,922	0	(936)
FBF	09/2016	CNH	302,341	$	45,990	0	(424)
GLM	04/2016	BRL	484,429		121,368	0	(13,359)
	04/2016	$	135,928	BRL	484,429	162	(1,364)
	04/2016		40,142	GBP	28,221	391	0
	05/2016	GBP	22,999	$	32,845	0	(190)
	05/2016	TWD	1,199,402		35,830	0	(1,485)

40	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
HUS	04/2016	BRL	60,754	$	17,071	$175	$0
	04/2016	$	16,862	BRL	60,754	34	0
	04/2016		85,001	JPY	9,566,898	4	0
	05/2016	BRL	60,754	$	16,738	0	(24)
	05/2016	HKD	3,288		422	0	(2)
	05/2016	JPY	9,566,898		85,056	0	(18)
JPM	04/2016	CNY	13,651		2,014	0	(97)
	04/2016	JPY	7,696,200		69,181	798	0
	04/2016	$	2,300	CNY	13,650	0	(189)
	04/2016		1,134	EUR	1,043	53	0
	05/2016	KRW	51,254,197	$	42,559	0	(2,125)
	05/2016	THB	265,881		7,227	0	(322)
	09/2016	CNH	317,023		48,224	0	(445)
MSB	04/2016	BRL	398,820		112,063	1,145	0
	04/2016	EUR	145,086		159,211	0	(5,883)
	04/2016	$	100,261	BRL	398,820	10,657	0
	04/2016		7,808	EUR	6,887	29	0
	10/2016	BRL	136,000	$	34,352	0	(1,549)
NAB	04/2016	JPY	1,870,698		16,718	96	0
	04/2016	$	54,690	AUD	71,174	0	(132)
	05/2016	AUD	71,174	$	54,617	132	0
SCX	04/2016	GBP	28,221		39,279	0	(1,254)
	05/2016	MYR	130,476		29,405	0	(4,244)
	09/2016	$	61,350	CNH	415,218	2,393	0
	10/2016	CNH	8,288	$	1,269	0	0
	01/2017		2,107		307	0	(15)
SOG	05/2016	$	17,623	RUB	1,278,838	1,187	0
UAG	04/2016		218,187	EUR	194,843	3,525	0
	05/2016	EUR	193,806	$	217,211	0	(3,512)
	05/2016	TWD	76,892		2,302	0	(90)
	09/2016	$	28,113	CNH	182,076	0	(161)

Total Forward Foreign Currency Contracts						$27,545	$(48,470)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$	17,550	$ 395	$221

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018	$	17,500	$1,820	$875
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,423	2,156
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016		208,300	73	23
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/17/2017		103,050	421	521
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	2,125

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	12/07/2016	$	113,600	$181	$473
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	12/08/2016		209,300	349	872
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	12/18/2017		22,200	1,793	679
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	325

								$10,232	$8,049

Total Purchased Options								$10,627	$8,270

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	04/20/2016	$		18,200	$(37)	$0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.900	05/18/2016			15,900	(32)	(1)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016		EUR	43,500	(116)	(1)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016	$		39,100	(66)	(2)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016			82,100	(162)	(12)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016			10,700	(23)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016			19,800	(37)	0
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016			32,700	(79)	(5)
GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016			59,500	(149)	(7)

								$(701)	$(28)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	4.380	09/15/2016	$	7,300	$(173)	$(118)
GLM	Call - OTC USD versus BRL		4.380	09/15/2016		23,900	(604)	(386)
	Call - OTC USD versus BRL		4.500	09/15/2016		33,300	(875)	(430)
	Call - OTC USD versus CNH	CNH	7.050	12/08/2016		27,900	(389)	(256)
HUS	Call - OTC USD versus CNH		7.000	12/07/2016		40,300	(567)	(399)
JPM	Call - OTC USD versus CNH		7.000	12/07/2016		83,070	(1,166)	(823)
	Call - OTC USD versus CNH		7.050	12/08/2016		74,470	(1,051)	(685)
SCX	Put - OTC USD versus CNH		6.280	09/29/2016		17,550	(105)	(73)
	Call - OTC USD versus CNH		7.000	09/29/2016		17,550	(273)	(117)

							$(5,203)	$(3,287)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(5)

						$(513)	$(9)

42	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	$	77,000	$(1,820)	$(514)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		262,150	(2,681)	(2,291)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		236,000	(2,382)	(2,055)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	01/17/2017		22,400	(421)	(590)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	04/14/2016		23,300	(76)	(2)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/18/2017		97,400	(1,830)	(371)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		38,300	(821)	(246)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	12/07/2016		24,700	(181)	(488)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.630	12/08/2016		45,500	(350)	(830)

								$(10,562)	$(7,387)

Total Written Options								$(16,979)	$(10,711)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$1,525,916	EUR	298,891	$(31,312)
Sales	67	3,116,490		661,200	(21,860)
Closing Buys	0	(1,361,500)		(400,491)	27,618
Expirations	(67)	(872,560)		(347,500)	3,787
Exercised	0	(929,156)		(168,600)	4,788

Balance at End of Period	0	$1,479,190	EUR	43,500	$(16,979)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Dominion Resources, Inc.	(1.000)%	06/20/2021	3.241%	$	1,500	$(49)	$0	$0	$(49)
BPS	Aetna, Inc.	(1.000)	12/20/2020	0.293		5,100	(167)	(2)	0	(169)
CBK	Deere & Co.	(1.000)	12/20/2020	0.668		4,575	(65)	(6)	0	(71)
GST	Darden Restaurants, Inc.	(1.000)	06/20/2020	0.656		11,500	(17)	(150)	0	(167)
	Dow Chemical Co.	(1.000)	12/20/2020	0.569		4,000	(44)	(37)	0	(81)
	Newmont Mining Corp.	(1.000)	12/20/2020	1.118		5,250	94	(67)	27	0
JPM	Aetna, Inc.	(1.000)	12/20/2020	0.293		8,000	(257)	(8)	0	(265)
	Caterpillar, Inc.	(1.000)	12/20/2020	0.752		7,650	(35)	(54)	0	(89)
	Cigna Corp.	(1.000)	03/20/2021	0.287		2,550	(82)	(8)	0	(90)
	Devon Energy Corp.	(1.000)	03/20/2019	4.149		1,000	100	(13)	87	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	ERP Operating LP	(1.000	) %	12/20/2020	0.456%	$	3,800	$(115)	$18	$0	$(97)
	Pioneer Natural Resources Co.	(1.000)		03/20/2020	1.440		2,200	150	(114)	36	0
MYC	Devon Energy Corp.	(1.000)		03/20/2019	4.149		2,500	275	(59)	216	0
	Kinder Morgan Energy Partners LP	(1.000)		03/20/2019	1.774		400	17	(8)	9	0
	Newmont Mining Corp.	(1.000)		12/20/2020	1.118		1,750	31	(22)	9	0

								$(164)	$(530)	$384	$(1,078)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.677%	$	25,000	$489	$(149)	$340	$0
	China Government International Bond	1.000	09/20/2020	1.033		250	0	0	0	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961		2,000	(2)	6	4	0
	HCP, Inc.	1.000	12/20/2020	2.291		10,000	(831)	265	0	(566)
	Italy Government International Bond	1.000	12/20/2018	0.774		100	(5)	6	1	0
	Italy Government International Bond	1.000	09/20/2019	0.910		30,000	45	56	101	0
	MetLife, Inc.	1.000	06/20/2020	1.045		25,000	254	(293)	0	(39)
	Morgan Stanley	1.000	06/20/2020	0.885		26,600	210	(77)	133	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	16,400	(92)	134	42	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682		900	(85)	53	0	(32)
BPS	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.243	$	50,000	841	(741)	100	0
	China Government International Bond	1.000	09/20/2020	1.033		23,550	(194)	168	0	(26)
	China Government International Bond	1.000	12/20/2020	1.095		1,400	(27)	21	0	(6)
	Petrobras Global Finance BV	1.000	06/20/2019	8.406		3,250	(250)	(413)	0	(663)
	Petrobras Global Finance BV	1.000	09/20/2019	8.596		37,700	(2,053)	(6,306)	0	(8,359)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		6,600	(720)	(855)	0	(1,575)
	Petroleos Mexicanos	1.000	09/20/2020	3.181		15,500	(776)	(610)	0	(1,386)
	Pioneer Natural Resources Co.	1.000	12/20/2020	1.757		5,000	(447)	279	0	(168)
	Volkswagen International Finance NV	1.000	06/20/2016	0.737	EUR	4,300	(14)	18	4	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		1,400	(18)	22	4	0
BRC	Apache Corp.	1.000	09/20/2020	1.935	$	2,600	(109)	7	0	(102)
	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.946		8,800	63	(34)	29	0
	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.961		2,000	(2)	6	4	0
	Italy Government International Bond	1.000	12/20/2018	0.774		4,600	(229)	258	29	0
	Italy Government International Bond	1.000	03/20/2020	0.992		5,000	(8)	11	3	0
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		2,000	(298)	126	0	(172)
	MetLife, Inc.	1.000	12/20/2021	1.446		7,000	22	(188)	0	(166)
	MetLife, Inc.	1.000	03/20/2022	1.495		2,800	(4)	(72)	0	(76)
	Petroleos Mexicanos	1.000	09/20/2020	3.181		4,600	(237)	(174)	0	(411)
	Shell International Finance BV	1.000	03/20/2020	0.670	EUR	850	19	(6)	13	0

44	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Sprint Communications, Inc.	5.000%	09/20/2020	10.619%	$	7,900	$3	$(1,412)	$0	$(1,409)
	Statoil ASA	1.000	06/20/2016	0.182		8,600	168	(150)	18	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682	EUR	4,050	(229)	87	0	(142)
CBK	Aegon NV	1.000	09/20/2020	0.722		7,000	71	30	101	0
	BMW Finance NV	1.000	12/20/2020	0.656		750	(12)	26	14	0
	Devon Energy Corp.	1.000	12/20/2020	5.205	$	300	(40)	(10)	0	(50)
	Italy Government International Bond	1.000	03/20/2020	0.992		10,000	(19)	25	6	0
	Italy Government International Bond	1.000	06/20/2021	1.159		50,000	(416)	38	0	(378)
	Prudential Financial, Inc.	1.000	06/20/2020	0.981		20,000	194	(173)	21	0
	Sprint Communications, Inc.	5.000	09/20/2020	10.619		2,400	45	(473)	0	(428)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.116		2,000	(5)	10	5	0
	Valeant Pharmaceuticals International, Inc.	5.000	12/20/2020	8.572		400	10	(59)	0	(49)
	Volkswagen International Finance NV	1.000	12/20/2020	1.682	EUR	4,300	(259)	108	0	(151)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.213	$	10,000	(159)	8	0	(151)
	China Government International Bond	1.000	09/20/2020	1.033		10,000	29	(40)	0	(11)
	Italy Government International Bond	1.000	12/20/2018	0.774		1,800	(84)	95	11	0
	Italy Government International Bond	1.000	06/20/2019	0.859		86,900	94	319	413	0
	Italy Government International Bond	1.000	09/20/2019	0.910		1,400	(2)	7	5	0
	MetLife, Inc.	1.000	03/20/2021	1.271		10,000	(32)	(93)	0	(125)
	MetLife, Inc.	1.000	09/20/2021	1.392		24,800	250	(744)	0	(494)
	Morgan Stanley	1.000	03/20/2021	1.029		24,700	(220)	194	0	(26)
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.080		20,000	(202)	296	94	0
	Prudential Financial, Inc.	1.000	09/20/2021	1.295		47,300	509	(1,217)	0	(708)
FBF	American Airlines Group, Inc.	5.000	12/20/2016	1.200		2,050	43	17	60	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.080		5,000	(50)	74	24	0
	Statoil ASA	1.000	06/20/2016	0.182		3,000	58	(52)	6	0
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.116		2,700	(11)	17	6	0
GST	BHP Billiton Finance USA Ltd.	1.000	12/20/2020	1.448		6,100	(189)	68	0	(121)
	BP Capital Markets America, Inc.	1.000	06/20/2016	0.220		5,500	49	(38)	11	0
	Continental Resources, Inc.	1.000	06/20/2016	3.327		1,500	19	(26)	0	(7)
	Enbridge, Inc.	1.000	09/20/2017	1.977		9,000	155	(280)	0	(125)
	Gilead Sciences, Inc.	1.000	06/20/2017	0.054		5,000	(19)	79	60	0
	Italy Government International Bond	1.000	06/20/2021	1.159		50,000	(440)	62	0	(378)
	Morgan Stanley	1.000	06/20/2020	0.885		28,100	243	(102)	141	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.080		2,500	(25)	37	12	0
	Petrobras Global Finance BV	1.000	09/20/2019	8.596		9,600	(545)	(1,583)	0	(2,128)
	Petroleos Mexicanos	1.000	09/20/2020	3.181		16,000	(798)	(633)	0	(1,431)
	Shell International Finance BV	1.000	03/20/2020	0.670	EUR	1,800	42	(14)	28	0
	Spain Government International Bond	1.000	06/20/2020	0.739	$	26,600	370	(77)	293	0
	Sprint Communications, Inc.	5.000	09/20/2020	10.619		2,000	21	(378)	0	(357)
	Valeant Pharmaceuticals International, Inc.	5.000	06/20/2016	7.960		3,000	(47)	32	0	(15)
	Viacom, Inc.	1.000	03/20/2021	1.739		4,700	(184)	22	0	(162)
	Volkswagen International Finance NV	1.000	12/20/2020	1.682	EUR	2,400	(126)	42	0	(84)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	China Government International Bond	1.000%	09/20/2020	1.033%	$	13,300	$(32)	$17	$0	$(15)
	Italy Government International Bond	1.000	12/20/2020	1.100		200	1	(2)	0	(1)
	Mexico Government International Bond	1.000	12/20/2018	0.911		29,450	(42)	122	80	0
	Petrobras Global Finance BV	1.000	06/20/2019	8.406		5,400	(445)	(656)	0	(1,101)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.116		10,000	(60)	83	23	0
JPM	China Government International Bond	1.000	09/20/2020	1.033		1,750	(1)	(1)	0	(2)
	Constellation Energy Group, Inc.	1.000	06/20/2016	0.045		40,000	(38)	136	98	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.742		6,000	925	35	960	0
	Italy Government International Bond	1.000	06/20/2020	1.026		5,000	(6)	2	0	(4)
	Italy Government International Bond	1.000	12/20/2020	1.100		13,800	(26)	(32)	0	(58)
	Morgan Stanley	1.000	06/20/2020	0.885		12,000	87	(27)	60	0
	Petroleos Mexicanos	1.000	09/20/2020	3.181		2,800	(151)	(99)	0	(250)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	2,800	(25)	32	7	0
	Williams Cos., Inc.	1.000	09/20/2019	4.455	$	2,800	7	(313)	0	(306)
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250		8,700	(1,002)	181	0	(821)
	Apache Corp.	1.000	12/20/2020	2.042		6,300	(466)	178	0	(288)
	Chesapeake Energy Corp.	5.000	09/20/2016	25.429		3,000	98	(368)	0	(270)
	Devon Energy Corp.	1.000	12/20/2020	5.205		16,900	(3,421)	588	0	(2,833)
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.742		11,800	1,807	82	1,889	0
	Italy Government International Bond	1.000	12/20/2018	0.774		17,500	(815)	927	112	0
	Italy Government International Bond	1.000	03/20/2019	0.820		2,900	6	10	16	0
	Italy Government International Bond	1.000	06/20/2019	0.859		44,400	(173)	384	211	0
	Italy Government International Bond	1.000	06/20/2020	1.026		10,100	(17)	9	0	(8)
	Mexico Government International Bond	1.000	12/20/2018	0.911		11,650	(42)	73	31	0
	Mexico Government International Bond	1.000	03/20/2019	0.976		18,350	142	(123)	19	0
	Pioneer Natural Resources Co.	1.000	12/20/2020	1.757		4,500	(482)	331	0	(151)
	Spain Government International Bond	1.000	06/20/2020	0.739		25,000	322	(47)	275	0
	Volkswagen International Finance NV	1.000	12/20/2020	1.682	EUR	2,750	(162)	66	0	(96)
RYL	Pacific Gas & Electric Co.	1.000	09/20/2016	0.080	$	2,500	(26)	38	12	0
SOG	Statoil ASA	1.000	06/20/2016	0.182		8,600	164	(146)	18	0
UAG	Statoil ASA	1.000	06/20/2016	0.182		5,000	100	(89)	11	0

							$(9,971)	$(12,952)	$5,958	$(28,881)

46	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	12/20/2020	$	25,600	$155	$2,278	$2,433	$0
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		1,800	(162)	52	0	(110)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		2,200	(216)	18	0	(198)
GST	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		3,500	(411)	96	0	(315)
JPS	CMBX.NA.BB.6 Index	5.000	05/11/2063		7,000	(993)	218	0	(775)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		3,500	(308)	94	0	(214)
MEI	CMBX.NA.BB.6 Index	5.000	05/11/2063		5,350	(752)	159	0	(593)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063		1,800	(160)	50	0	(110)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		3,400	(385)	79	0	(306)
MYC	CMBX.NA.BBB-.7 Index	3.000	01/17/2047		7,000	(817)	187	0	(630)
	MCDX-24 10-Year Index	1.000	06/20/2025		11,100	(376)	59	0	(317)

						$(4,425)	$3,290	$2,433	$(3,568)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020	$	116,700	$0	$1,171	$1,171	$0
	Receive	3-Month USD-CPURNSA Index	1.273	09/30/2020		53,700	0	621	621	0
	Receive	3-Month USD-CPURNSA Index	1.278	10/01/2020		53,500	0	606	606	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		5,500	0	8	8	0
BPS	Receive	3-Month EUR-EXT-CPI Index	0.995	12/08/2020	EUR	7,000	0	(179)	0	(179)
CBK	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020		17,800	0	(465)	0	(465)
	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	8,000	135	847	982	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	3-Month NZD-BBR	5.000%	12/17/2024	NZD	24,200	$432	$2,539	$2,971	$0
	Receive	3-Month USD-CPURNSA Index	1.540	11/07/2016	$	3,300	0	(65)	0	(65)
GLM	Receive	3-Month EUR-EXT-CPI Index	1.005	12/15/2020	EUR	11,000	0	(288)	0	(288)
	Receive	3-Month EUR-EXT-CPI Index	0.985	12/15/2020		20,600	0	(514)	0	(514)
JPM	Pay	3-Month NZD-BBR	5.000	12/17/2024	NZD	6,200	109	652	761	0
MYC	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016	$	12,900	0	(251)	0	(251)

							$676	$4,682	$7,120	$(1,762)

Total Swap Agreements							$(13,884)	$(5,510)	$15,895	$(35,289)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $54,764 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$40	$0	$0	$40	$(415)	$0	$0	$(415)	$(375)	$0	$(375)
BOA	3,518	0	5,460	8,978	(4,074)	(2)	(686)	(4,762)	4,216	(4,140)	76
BPS	1,240	0	108	1,348	(1,938)	(118)	(12,531)	(14,587)	(13,239)	13,069	(170)
BRC	1,289	0	96	1,385	(452)	(14)	(2,478)	(2,944)	(1,559)	1,531	(28)
CBK	677	0	1,129	1,806	(3,319)	(14)	(1,592)	(4,925)	(3,119)	3,074	(45)
DUB	0	3,031	3,494	6,525	(1,388)	(2,805)	(1,888)	(6,081)	444	(652)	(208)
FBF	0	0	96	96	(424)	0	0	(424)	(328)	0	(328)
GLM	553	2,669	0	3,222	(16,398)	(3,717)	(802)	(20,917)	(17,695)	15,600	(2,095)
GST	0	0	572	572	0	(7)	(5,371)	(5,378)	(4,806)	4,904	98
HUS	213	0	103	316	(44)	(399)	(1,117)	(1,560)	(1,244)	1,767	523
JPM	851	0	2,009	2,860	(3,178)	(1,510)	(1,161)	(5,849)	(2,989)	4,089	1,100
JPS	0	0	0	0	0	0	(989)	(989)	(989)	1,063	74
MEI	0	0	0	0	0	0	(1,009)	(1,009)	(1,009)	915	(94)
MSB	11,831	0	0	11,831	(7,432)	0	0	(7,432)	4,399	(3,270)	1,129
MYC	0	2,349	2,787	5,136	0	(1,935)	(5,665)	(7,600)	(2,464)	4,613	2,149
NAB	228	0	0	228	(132)	0	0	(132)	96	0	96
RYL	0	0	12	12	0	0	0	0	12	0	12
SCX	2,393	221	0	2,614	(5,513)	(190)	0	(5,703)	(3,089)	2,946	(143)
SOG	1,187	0	18	1,205	0	0	0	0	1,205	(870)	335
UAG	3,525	0	11	3,536	(3,763)	0	0	(3,763)	(227)	455	228

Total Over the Counter	$27,545	$8,270	$15,895	$51,710	$(48,470)	$(10,711)	$(35,289)	$(94,470)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

48	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,647	$2,647
Swap Agreements	0	152	0	0	1,361	1,513

	$0	$152	$0	$0	$4,008	$4,160

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,545	$0	$27,545
Purchased Options	0	0	0	221	8,049	8,270
Swap Agreements	0	8,775	0	0	7,120	15,895

	$0	$8,775	$0	$27,766	$15,169	$51,710

	$0	$8,927	$0	$27,766	$19,177	$55,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$521	$521
Swap Agreements	0	144	0	0	2,285	2,429

	$0	$144	$0	$0	$2,806	$2,950

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$48,470	$0	$48,470
Written Options	0	28	0	3,287	7,396	10,711
Swap Agreements	0	33,527	0	0	1,762	35,289

	$0	$33,555	$0	$51,757	$9,158	$94,470

	$0	$33,699	$0	$51,757	$11,964	$97,420

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	30,908	30,908
Swap Agreements	0	6,005	0	0	(40,821)	(34,816)

	$0	$6,005	$0	$0	$(9,893)	$(3,888)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,980	$0	$31,980
Purchased Options	0	0	8,197	0	(7,705)	492
Written Options	0	2,520	5,930	578	10,934	19,962
Swap Agreements	0	(7,847)	0	0	(9,046)	(16,893)

	$0	$(5,327)	$14,127	$32,558	$(5,817)	$35,541

	$0	$678	$14,127	$32,558	$(15,710)	$31,653

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(13,898)	$(13,898)
Swap Agreements	0	(1,519)	0	0	(13,902)	(15,421)

	$0	$(1,519)	$0	$0	$(27,800)	$(29,319)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(68,162)	$0	$(68,162)
Purchased Options	0	0	(7,230)	(174)	4,506	(2,898)
Written Options	0	486	(5,405)	10,230	(2,693)	2,618
Swap Agreements	0	(802)	0	0	5,717	4,915

	$0	$(316)	$(12,635)	$(58,106)	$7,530	$(63,527)

	$0	$(1,835)	$(12,635)	$(58,106)	$(20,270)	$(92,846)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$359,553	$102,177	$461,730
Corporate Bonds & Notes
Banking & Finance	5,000	2,881,616	11,641	2,898,257
Industrials	0	1,792,536	0	1,792,536
Utilities	0	489,734	4,465	494,199
Municipal Bonds & Notes
California	0	2,160	0	2,160
Colorado	0	9,335	0	9,335
Illinois	0	7,889	0	7,889
New Jersey	0	3,131	0	3,131
New York	0	3,492	0	3,492
Ohio	0	21,901	0	21,901
Washington	0	2,215	0	2,215
U.S. Government Agencies	0	54,881	1,953	56,834
U.S. Treasury Obligations	0	1,881,869	0	1,881,869
Non-Agency Mortgage-Backed Securities	0	165,656	0	165,656
Asset-Backed Securities	6,062	322,302	6,200	334,564
Sovereign Issues	0	56,347	0	56,347
Convertible Preferred Securities
Banking & Finance	0	14,556	0	14,556
Preferred Securities
Banking & Finance	523	32,840	0	33,363
Short-Term Instruments
Certificates of Deposit	0	103,673	0	103,673
Short-Term Notes	0	1,081	0	1,081
U.S. Treasury Bills	0	19,309	0	19,309
	$11,585	$8,226,076	$126,436	$8,364,097

50	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,717	$0	$0	$36,717

Total Investments	$48,302	$8,226,076	$126,436	$8,400,814

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,647	1,513	0	4,160
Over the counter	0	51,710	0	51,710
	$2,647	$53,223	$0	$55,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(521)	(2,429)	0	(2,950)
Over the counter	(49)	(94,414)	(7)	(94,470)
	$(570)	$(96,843)	$(7)	$(97,420)

Totals	$50,379	$8,182,456	$126,429	$8,359,264

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)		Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$144,369	$0		$(33,943)	$24	$(1,092)	$(1,133)	$0	$(6,048)	$102,177	$(741)
Corporate Bonds & Notes
Banking & Finance	37,104	16,648		0	(40)	0	(843)	0	(41,228)	11,641	(355)
Industrials	79,013	8,295		(22,537)	(209)	469	(3,152)	0	(61,879)	0	0
Utilities	9,958	0		(706)	(11)	(31)	(633)	0	(4,112)	4,465	(94)
U.S. Government Agencies	0	2,125		(16)	14	7	(177)	0	0	1,953	(177)
Asset-Backed Securities	10,518	3,995		(1,348)	0	0	(252)	0	(6,713)	6,200	(27)

	$280,962	$31,063		$(58,550)	$(222)	$(647)	$(6,190)	$0	$(119,980)	$126,436	$(1,394)

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	$0	$		$0	$0	$1	$0	$0	$(7)	$1

Totals	$280,954	$31,063		$(58,550)	$(222)	$(647)	$(6,189)	$0	$(119,980)	$126,429	$(1,393)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

March 31, 2016

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$99,902	Proxy Pricing	Base Price	98.00-102.75
	2,275	Third Party Vendor	Broker Quote	60.25-99.00
Corporate Bonds & Notes
Banking & Finance	6,474	Proxy Pricing	Base Price	102.67
	5,167	Reference Instrument	Spread Movement	16.00 bps
Utilities	4,465	Proxy Pricing	Base Price	101.85
U.S. Government Agencies	1,953	Proxy Pricing	Base Price	53.95
Asset-Backed Securities	4,004	Proxy Pricing	Base Price	99.89
	2,196	Third Party Vendor	Broker Quote	98.28

Financial Derivative Instruments - Liabilities
Over the counter	(7)	Indicative Market Quotation	Broker Quote	(0.52)

Total	$126,429

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

52	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO Investment Grade Corporate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

54	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

56	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

58	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the

60	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Investment Grade Corporate Bond Fund	$12	$0	$(12)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Investment Grade Corporate Bond Fund	$197,145	$2,349,982	$(2,509,800)	$(592)	$(18)	$36,717	$982	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from

62	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

64	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty.

ANNUAL REPORT	MARCH 31, 2016	65

Notes to Financial Statements (Cont.)

Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by

66	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the

ANNUAL REPORT	MARCH 31, 2016	67

Notes to Financial Statements (Cont.)

swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s

68	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific

ANNUAL REPORT	MARCH 31, 2016	69

Notes to Financial Statements (Cont.)

factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

70	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the

ANNUAL REPORT	MARCH 31, 2016	71

Notes to Financial Statements (Cont.)

U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

72	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

ANNUAL REPORT	MARCH 31, 2016	73

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate

74	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

ANNUAL REPORT	MARCH 31, 2016	75

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

76	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$382,166	$ 512,884

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2016	77

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,382,914	$2,644,712	$4,472,981	$3,552,553

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	156,826	$1,610,956	241,688	$2,588,353
Class P	90,185	911,556	31,273	334,787
Administrative Class	23,433	238,882	9,834	105,260
Class D	20,191	208,022	22,539	241,313
Class A	24,245	248,256	24,357	259,905
Class C	11,474	117,476	9,092	97,270

Issued as reinvestment of distributions
Institutional Class	22,130	225,107	15,858	169,222
Class P	2,418	24,561	1,269	13,547
Administrative Class	1,136	11,535	672	7,169
Class D	2,988	30,384	2,084	22,235
Class A	5,027	51,068	4,118	43,937
Class C	2,188	22,190	1,781	18,991

Cost of shares redeemed
Institutional Class	(142,388)	(1,470,948)	(147,328)	(1,574,279)
Class P	(24,238)	(247,831)	(13,996)	(149,351)
Administrative Class	(7,896)	(81,373)	(7,703)	(82,353)
Class D	(24,966)	(257,450)	(17,590)	(187,666)
Class A	(28,062)	(288,967)	(40,688)	(434,738)
Class C	(13,243)	(136,858)	(16,587)	(176,901)
Net increase (decrease) resulting from Fund share transactions	121,448	$1,216,566	120,673	$1,296,701

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

78	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2016

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Investment Grade Corporate Bond Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Qualified Late-Year Loss Deferral-Capital (3)	Qualified Late-Year Loss Deferral-Ordinary (4)
$0	$0	$62,140	$(4,352)	$0	$(40,597)	$(37,582)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts, real estate investment trusts (REITs), convertible preferred securities, treasury inflation protected securities (TIPS), sale/buyback transactions, and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(4)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL REPORT	MARCH 31, 2016	79

Notes to Financial Statements (Cont.)

March 31, 2016

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

PIMCO Investment Grade Corporate Bond Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
$8,300,076	$233,486	$(132,748)	$100,738
(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, real estate investment trusts (REITs), convertible preferred securities, treasury inflation protected securities (TIPS), sale/buyback transactions, and Lehman securities for federal income tax purposes.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

PIMCO Investment Grade Corporate Bond Fund

March 31, 2016			March 31, 2015
Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
$361,880	$54,876	$0	$276,862	$32,993	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	Includes short-term capital gains distributed, if any.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

80	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Investment Grade Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of PIMCO Investment Grade Corporate Bond Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	81

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank N.A.
BSN	Bank of Nova Scotia	MSC	Morgan Stanley & Co., Inc.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.
FBF	Credit Suisse International	RDR	RBC Capital Markets
GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
GSC	Goldman Sachs & Co.	SOG	Societe Generale
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	MYR	Malaysian Ringgit
CNY	Chinese Renminbi (Mainland)	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CPI	Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	PIK	Payment-in-Kind
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation

82	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Investment Grade Corporate Bond Fund	0.94%	0.94%	$248,248	$50,667
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	83

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169

Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds:

Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

84	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President – Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	85

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

86	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	87

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3021AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO Total Return Fund IV

Share Classes

■	Institutional
■	P
■	A
■	C

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing

2	PIMCO TOTAL RETURN FUND IV

global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND IV

Important Information About the PIMCO Total Return Fund IV

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk,

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO Total Return Fund IV (Cont.)

leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart.

6	PIMCO TOTAL RETURN FUND IV

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	06/01/12	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO Total Return Fund IV (Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO TOTAL RETURN FUND IV

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Total Return Fund IV

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	0.23%	4.00%
PIMCO Total Return Fund IV Class P	0.12%	3.89%
PIMCO Total Return Fund IV Class A	(0.12)%	3.64%
PIMCO Total Return Fund IV Class A (adjusted)	(3.88)%	2.83%
PIMCO Total Return Fund IV Class C	(0.87)%	2.89%
PIMCO Total Return Fund IV Class C (adjusted)	(1.84)%	2.89%
Barclays U.S. Aggregate Index	1.96%	3.37%
Lipper Core Plus Bond Funds Average	0.04%	3.47%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares 0.85% for Class A shares, and 1.60% for Class C shares.

10	PIMCO TOTAL RETURN FUND IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Allocation Breakdown†

Corporate Bonds & Notes	28.9%
U.S. Treasury Obligations	25.4%
U.S. Government Agencies	25.0%
Non-Agency Mortgage-Backed Securities	10.5%
Short-Term Instruments‡	1.3%
Other	8.9%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	An underweight to investment grade corporate credit spread risk benefited relative performance, as spreads widened.

»	Short Brazilian real versus the U.S. dollar, particularly during the first half of the period, benefited performance, as the real depreciated against the U.S. dollar.

»	Exposure to local interest rates in Mexico benefited performance, as the high carry from the position offset the drag from modestly rising rates.

»	Underweight U.S. duration via short interest rate swaps detracted from performance, as duration broadly rallied and U.S. dollar swaps outperformed U.S. Treasuries.

»	Short exposure to interest rates in the United Kingdom detracted from performance, as yields fell.

»	A short euro versus the U.S. dollar position for most of the reporting period detracted from performance, as the euro appreciated against the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO Total Return Fund IV

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,025.50	$2.63	$1,000.00	$1,022.40	$2.63	0.52%
Class P	1,000.00	1,024.80	3.14	1,000.00	1,021.90	3.13	0.62
Class A	1,000.00	1,023.70	4.40	1,000.00	1,020.65	4.39	0.87
Class C	1,000.00	1,019.90	8.18	1,000.00	1,016.90	8.17	1.62

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND IV

Benchmark Descriptions

Index*	Description

Barclays U.S. Aggregate Index

Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO Total Return Fund IV

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)
Institutional Class
03/31/2016	$10.74	$0.23	$(0.21)	$0.02	$(0.22)	$(0.17)
03/31/2015	10.52	0.13	0.36	0.49	(0.20)	(0.07)
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00
Class P
03/31/2016	10.74	0.23	(0.22)	0.01	(0.21)	(0.17)
03/31/2015	10.52	0.08	0.40	0.48	(0.19)	(0.07)
03/31/2014	10.90	0.15	(0.33)	(0.18)	(0.13)	(0.07)
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00
Class A
03/31/2016	10.74	0.19	(0.21)	(0.02)	(0.18)	(0.17)
03/31/2015	10.52	0.09	0.36	0.45	(0.16)	(0.07)
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00
Class C
03/31/2016	10.74	0.11	(0.21)	(0.10)	(0.10)	(0.17)
03/31/2015	10.52	0.03	0.36	0.39	(0.10)	(0.07)
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.39)	$10.37	0.23%	$1,338,050	0.51%		0.51%		0.50%		0.50%		2.21%		449%
(0.27)	10.74	4.72	1,657,422	0.50		0.50		0.50		0.50		1.20		245
(0.21)	10.52	(1.49)	1,288,744	0.50		0.50		0.50		0.50		1.40		422
(0.61)	10.90	8.03	864,590	0.50		0.50		0.50		0.50		1.95		540
(0.15)	10.67	8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

(0.38)	10.37	0.12	60	0.61		0.61		0.60		0.60		2.16		449
(0.26)	10.74	4.61	4,537	0.60		0.60		0.60		0.60		0.75		245
(0.20)	10.52	(1.59)	227	0.60		0.60		0.60		0.60		1.37		422
(0.60)	10.90	7.93	394	0.60		0.60		0.60		0.60		1.95		540
(0.15)	10.67	8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

(0.35)	10.37	(0.12)	13,768	0.86		0.86		0.85		0.85		1.85		449
(0.23)	10.74	4.35	17,232	0.85		0.85		0.85		0.85		0.86		245
(0.18)	10.52	(1.83)	22,889	0.85		0.85		0.85		0.85		1.07		422
(0.57)	10.90	7.66	21,829	0.85		0.85		0.85		0.85		1.50		540
(0.13)	10.67	7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

(0.27)	10.37	(0.87)	2,508	1.61		1.61		1.60		1.60		1.10		449
(0.17)	10.74	3.73	2,949	1.49		1.60		1.49		1.60		0.24		245
(0.10)	10.52	(2.54)	5,520	1.60		1.60		1.60		1.60		0.33		422
(0.46)	10.90	4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

ANNUAL REPORT	MARCH 31, 2016	15

Statement of Assets and Liabilities PIMCO Total Return Fund IV

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$1,803,033
Investments in Affiliates	9,206
Financial Derivative Instruments
Exchange-traded or centrally cleared	788
Over the counter	17,760
Cash	300
Deposits with counterparty	5,490
Foreign currency, at value	3,506
Receivable for investments sold	3,993
Receivable for TBA investments sold	387,577
Receivable for Fund shares sold	2,389
Interest and/or dividends receivable	8,983
Total Assets	2,243,025

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$56,709
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,976
Over the counter	11,348
Payable for investments purchased	5,489
Payable for TBA investments purchased	794,053
Deposits from counterparty	12,027
Payable for Fund shares redeemed	6,458
Dividends payable	1
Accrued investment advisory fees	284
Accrued supervisory and administrative fees	286
Accrued distribution fees	2
Accrued servicing fees	3
Other liabilities	3
Total Liabilities	888,639

Net Assets	$1,354,386

Net Assets Consist of:
Paid in capital	$1,381,163
(Overdistributed) net investment income	(4,875)
Accumulated undistributed net realized (loss)	(13,535)
Net unrealized (depreciation)	(8,367)
$1,354,386

Cost of investments in securities	$1,789,552
Cost of investments in Affiliates	$9,205
Cost of foreign currency held	$3,514
Cost or premiums of financial derivative instruments, net	$(2,290)

* Includes repurchase agreements of:	$6,413

16	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$1,338,050
Class P	60
Class A	13,768
Class C	2,508
Shares Issued and Outstanding:
Institutional Class	129,029
Class P	6
Class A	1,328
Class C	242
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.37
Class P	10.37
Class A	10.37
Class C	10.37

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Operations PIMCO Total Return Fund IV

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$39,949
Dividends from Investments in Affiliates	91
Total Income	40,040

Expenses:
Investment advisory fees	3,678
Supervisory and administrative fees	3,698
Distribution fees - Class C	20
Servicing fees - Class A	39
Servicing fees - Class C	7
Trustee fees	8
Interest expense	197
Miscellaneous expense	1
Total Expenses	7,648

Net Investment Income	32,392

Net Realized Gain (Loss):
Investments in securities	(9,559)
Investments in Affiliates	(14)
Exchange-traded or centrally cleared financial derivative instruments	(19,396)
Over the counter financial derivative instruments	20,838
Foreign currency	1,976

Net Realized (Loss)	(6,155)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	455
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(10,973)
Over the counter financial derivative instruments	(18,103)
Foreign currency assets and liabilities	(47)

Net Change in Unrealized (Depreciation)	(28,671)

Net (Decrease) in Net Assets Resulting from Operations	$(2,434)

* Foreign tax withholdings	$1

18	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund IV

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$32,392	$18,036
Net realized gain (loss)	(6,155)	41,805
Net change in unrealized appreciation (depreciation)	(28,671)	10,825

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,434)	70,666

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(30,881)	(28,284)
Class P	(37)	(10)
Class A	(279)	(282)
Class C	(27)	(29)
From net realized capital gains(a)
Institutional Class	(21,834)	(10,489)
Class P	(2)	(1)
Class A	(245)	(116)
Class C	(41)	(21)

Total Distributions	(53,346)	(39,232)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(271,974)	333,326

Total Increase (Decrease) in Net Assets	(327,754)	364,760

Net Assets:
Beginning of year	1,682,140	1,317,380
End of year*	$1,354,386	$1,682,140

*Including (overdistributed) net investment income of:	$(4,875)	$(10,901)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	19

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.1%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$4,500	$4,483

Total Bank Loan Obligations (Cost $4,456)			4,483

CORPORATE BONDS & NOTES 38.6%

BANKING & FINANCE 23.7%
ABN AMRO Bank NV
2.450% due 06/04/2020		12,800	12,894
AIA Group Ltd.
3.125% due 03/13/2023		3,000	3,035
American Express Credit Corp.
2.600% due 09/14/2020		4,200	4,306
American International Group, Inc.
3.300% due 03/01/2021		1,700	1,741
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	507
Banco Santander Chile
1.517% due 04/11/2017		2,200	2,186
Bank of America Corp.
0.444% due 05/23/2017	EUR	2,600	2,952
1.394% due 09/15/2026		$400	346
3.300% due 01/11/2023		2,500	2,526
5.700% due 01/24/2022		2,640	3,037
5.750% due 12/01/2017		1,600	1,701
6.000% due 09/01/2017		5,600	5,921
6.400% due 08/28/2017		9,800	10,421
6.875% due 04/25/2018		3,400	3,736
Bank of America N.A.
6.000% due 10/15/2036		600	731
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,963
14.000% due 06/15/2019 (f)	GBP	4,300	7,822
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,115
Caixa Economica Federal
2.375% due 11/06/2017		500	480
4.250% due 05/13/2019		200	190
Charles Schwab Corp.
3.450% due 02/13/2026		3,400	3,557
Citigroup, Inc.
1.136% due 05/01/2017		12,700	12,684
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,980
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,705
Credit Agricole S.A.
1.177% due 06/12/2017		800	798

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	$2,800	$2,681
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)	4,250	4,218
Dexia Credit Local S.A.
1.875% due 01/29/2020	11,400	11,399
Fidelity National Financial, Inc.
5.500% due 09/01/2022	1,000	1,088
Fifth Third Bancorp
1.043% due 12/20/2016	1,200	1,196
Ford Motor Credit Co. LLC
1.400% due 01/17/2017	5,900	5,896
1.462% due 03/12/2019	2,000	1,952
2.459% due 03/27/2020	3,200	3,183
3.200% due 01/15/2021	2,700	2,765
General Motors Financial Co., Inc.
2.750% due 05/15/2016	1,900	1,903
3.150% due 01/15/2020	500	502
3.200% due 07/13/2020	4,000	3,997
Goldman Sachs Group, Inc.
1.260% due 06/04/2017	350	350
1.288% due 05/22/2017	8,500	8,495
1.779% due 04/23/2020	11,000	10,938
1.818% due 04/30/2018	250	251
6.000% due 06/15/2020	5,940	6,781
7.500% due 02/15/2019	1,400	1,614
HBOS PLC
1.336% due 09/06/2017	4,300	4,270
Hospitality Properties Trust
4.250% due 02/15/2021	1,100	1,118
HSBC Holdings PLC
6.500% due 05/02/2036	12,100	14,166
ICICI Bank Ltd.
5.750% due 11/16/2020	5,000	5,650
ING Bank NV
2.625% due 12/05/2022	4,200	4,289
Intercontinental Exchange, Inc.
2.750% due 12/01/2020	5,200	5,325
International Lease Finance Corp.
6.750% due 09/01/2016	2,600	2,642
JPMorgan Chase & Co.
1.169% due 04/25/2018	1,300	1,296
2.550% due 10/29/2020	600	609
3.125% due 01/23/2025	2,450	2,462
5.300% due 05/01/2020 (f)	3,800	3,819
6.300% due 04/23/2019	6,900	7,808
KEB Hana Bank
3.125% due 06/26/2017	1,200	1,225
LeasePlan Corp. NV
2.875% due 01/22/2019	3,400	3,391
Lloyds Bank PLC
3.500% due 05/14/2025	4,200	4,351

20	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 03/07/2025	GBP	2,000	$3,531
12.000% due 12/16/2024 (f)		$6,400	8,629
MetLife, Inc.
5.250% due 06/15/2020 (f)		4,200	4,024
Morgan Stanley
2.450% due 02/01/2019		1,700	1,726
7.300% due 05/13/2019		3,300	3,801
MUFG Americas Holdings Corp.
2.250% due 02/10/2020		4,400	4,382
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,336
Prologis LP
3.750% due 11/01/2025		2,900	3,033
Rabobank Group
11.000% due 06/30/2019 (f)		7,900	9,509
Rio Oil Finance Trust
9.250% due 07/06/2024		1,000	630
9.750% due 01/06/2027		4,400	2,661
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,970
2.300% due 03/22/2021		3,300	3,332
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,332
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		$3,300	3,333
UBS AG
1.195% due 06/01/2017		2,300	2,299
1.485% due 06/01/2020		800	798
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021 (b)		5,500	5,517
Wells Fargo & Co.
3.000% due 02/19/2025		5,200	5,252
3.300% due 09/09/2024		4,500	4,650
7.980% due 03/15/2018 (f)		7,100	7,357
Westpac Banking Corp.
2.100% due 02/25/2021		8,500	8,546

			321,612

INDUSTRIALS 10.3%
Actavis Funding SCS
3.000% due 03/12/2020		7,100	7,323
3.450% due 03/15/2022		5,300	5,511
Air Canada Pass-Through Trust
5.375% due 11/15/2022		931	904
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		6,400	6,471
3.600% due 11/28/2024		1,000	1,010
American Airlines Pass-Through Trust
4.000% due 01/15/2027		3,414	3,517
Apple, Inc.
2.150% due 02/09/2022		11,000	11,114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.850% due 05/06/2021	$500	$525
ConAgra Foods, Inc.
0.994% due 07/21/2016	2,400	2,398
Crown Castle Towers LLC
3.222% due 05/15/2042	4,400	4,412
3.663% due 05/15/2045	6,500	6,610
Energy Transfer Partners LP
4.650% due 06/01/2021	2,000	1,925
4.750% due 01/15/2026	1,200	1,103
5.200% due 02/01/2022	800	760
Flextronics International Ltd.
4.750% due 06/15/2025	4,300	4,236
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,802
Kinder Morgan, Inc.
3.050% due 12/01/2019	5,200	5,126
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	4,200	3,675
Lockheed Martin Corp.
2.500% due 11/23/2020	1,500	1,539
3.550% due 01/15/2026	600	636
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	1,400	1,420
Medtronic, Inc.
3.500% due 03/15/2025	2,400	2,565
Merck & Co., Inc.
2.350% due 02/10/2022	5,900	6,026
2.750% due 02/10/2025	5,600	5,742
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,908
President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	8,172
Reynolds American, Inc.
3.250% due 06/12/2020	2,799	2,932
5.700% due 08/15/2035	4,300	5,045
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,600	3,633
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,650	2,667
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,573
Telefonica Emisiones S.A.U.
1.275% due 06/23/2017	4,800	4,780
Williams Partners LP
4.300% due 03/04/2024	2,000	1,667
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	7,759

		139,486

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.6%
AT&T, Inc.
3.400% due 05/15/2025	$3,900	$3,917
BP Capital Markets PLC
2.521% due 01/15/2020	3,500	3,557
3.506% due 03/17/2025	3,590	3,660
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	5,400	5,417
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	3,093
Exelon Corp.
2.850% due 06/15/2020	4,300	4,403
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	1,988
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,356
3.000% due 09/19/2022	2,300	2,406
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022§	2,267	737
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2023§	2,374	546
Petrobras Global Finance BV
2.000% due 05/20/2016	300	300
2.238% due 05/20/2016	2,500	2,497
2.762% due 01/15/2019	1,300	1,060
3.250% due 03/17/2017	2,000	1,967
3.500% due 02/06/2017	1,000	986
3.522% due 03/17/2020	100	77
4.375% due 05/20/2023	2,800	2,050
6.250% due 03/17/2024	600	481
6.850% due 06/05/2115	3,500	2,423
7.875% due 03/15/2019	2,500	2,404
Plains All American Pipeline LP
3.850% due 10/15/2023	1,161	1,040
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	477	510
Verizon Communications, Inc.
1.036% due 06/09/2017	6,500	6,488
2.382% due 09/14/2018	5,700	5,832
3.650% due 09/14/2018	1,500	1,580

		61,775

Total Corporate Bonds & Notes (Cost $524,230)		522,873

MUNICIPAL BONDS & NOTES 3.7%

CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,866
6.918% due 04/01/2040	1,200	1,702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$3,500	$5,120
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,680
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,597
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,378

		26,343

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,000	4,099

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	867

NEW YORK 0.9%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	738
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,461
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,396

		12,595

TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,500	6,119

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	604

Total Municipal Bonds & Notes (Cost $44,152)		50,627

22	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
0.983% due 06/25/2041	$8	$8
2.310% due 08/01/2022	100	103
2.935% due 11/01/2021	10,791	11,380
3.000% due 06/01/2029	142	150
3.500% due 10/25/2041	17,816	18,555
3.717% due 02/25/2033	6,409	6,815
4.500% due 02/01/2031 - 08/01/2042	2,519	2,747
5.500% due 02/01/2036 - 05/01/2036	167	188
Fannie Mae, TBA
3.000% due 05/01/2031 - 05/01/2046	46,000	47,147
3.500% due 04/01/2046 - 05/01/2046	99,000	103,773
4.000% due 05/01/2046 - 06/01/2046	143,000	152,564
4.500% due 05/01/2046 - 06/01/2046	47,000	51,073
5.500% due 05/01/2046	7,000	7,842
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	1,837	2,021
5.500% due 04/01/2038	487	546
Freddie Mac, TBA
3.500% due 05/01/2046	11,000	11,499
4.000% due 05/01/2046	6,000	6,395
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	3,500	2,864
5.000% due 05/15/2038	3	3
Ginnie Mae, TBA
3.000% due 04/01/2046	2,000	2,069
3.500% due 04/01/2046	12,000	12,686
4.000% due 04/01/2046 - 05/01/2046	11,000	11,748
5.000% due 04/01/2046	1,000	1,103

Total U.S. Government Agencies (Cost $449,647)		453,279

U.S. TREASURY OBLIGATIONS 34.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	30,600	29,851
2.500% due 02/15/2046	7,500	7,314
2.750% due 08/15/2042	9,200	9,506
2.750% due 11/15/2042 (h)	20,500	21,147
2.875% due 05/15/2043	4,000	4,218
2.875% due 08/15/2045	25,900	27,253
3.000% due 05/15/2042	14,700	15,972
3.000% due 11/15/2044	12,900	13,927
3.000% due 11/15/2045 (h)	4,900	5,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 02/15/2043		$2,500	$2,771
3.125% due 08/15/2044 (h)		26,100	28,889
3.375% due 05/15/2044		13,400	15,543
4.250% due 05/15/2039		5,300	7,019
4.375% due 11/15/2039		7,500	10,100
4.375% due 05/15/2040		3,000	4,039
4.500% due 08/15/2039		7,100	9,730
4.625% due 02/15/2040 (l)		1,700	2,369
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (j)		1,742	1,774
0.125% due 01/15/2022		25,435	25,846
0.125% due 07/15/2022		26,167	26,658
0.375% due 07/15/2023 (j)		1,222	1,260
0.375% due 07/15/2025 (j)		5,994	6,131
0.625% due 07/15/2021 (j)		20,076	21,097
0.625% due 01/15/2026		10,768	11,269
0.750% due 02/15/2042		1,048	1,020
0.750% due 02/15/2045		8,350	8,102
1.375% due 02/15/2044		102	114
1.750% due 01/15/2028		25,398	29,491
2.000% due 01/15/2026		16,591	19,451
2.375% due 01/15/2025 (j)		19,103	22,777
2.375% due 01/15/2027		17,034	20,835
2.500% due 05/15/2024 (j)(l)		2,500	2,660
2.500% due 01/15/2029		25,599	32,207
3.625% due 04/15/2028		4,394	6,060
3.875% due 04/15/2029		2,018	2,893
U.S. Treasury Notes
1.750% due 09/30/2022 (j)(l)		4,000	4,063
2.000% due 08/31/2021		300	311
2.750% due 02/15/2024 (j)(l)		1,500	1,625

Total U.S. Treasury Obligations (Cost $447,563)			460,584

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%
Adjustable Rate Mortgage Trust
0.683% due 10/25/2035		3,636	3,357
Aire Valley Mortgages PLC
0.066% due 09/20/2066	EUR	2,121	2,356
Alba PLC
0.730% due 11/21/2037	GBP	2,711	3,505
0.759% due 03/17/2039		5,061	6,502
1.761% due 04/24/2049		4,715	6,704
BAMLL Commercial Mortgage Securities Trust
1.656% due 01/15/2028		$8,200	8,141
Banc of America Funding Trust
2.826% due 05/25/2035		3,991	4,076
Banc of America Mortgage Trust
6.500% due 10/25/2031		14	15
BCAP LLC Trust
0.335% due 09/26/2035		1,686	1,664
0.566% due 06/26/2037		1,514	1,486

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/2035		$176	$175
2.502% due 02/25/2033		42	41
Chase Mortgage Finance Trust
2.768% due 02/25/2037		71	68
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.663% due 10/25/2035		2,800	2,463
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2037		4,600	4,431
Countrywide Home Loan Mortgage Pass-Through Trust
2.621% due 11/19/2033		377	370
Credit Suisse First Boston Mortgage Securities Corp.
2.613% due 09/25/2033		11	12
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		5,850	4,635
Deco-Bonn Ltd.
1.242% due 11/07/2024	EUR	4,846	5,521
Eurohome UK Mortgages PLC
0.741% due 06/15/2044	GBP	3,972	5,188
Eurosail PLC
1.541% due 06/13/2045		5,200	7,020
Great Hall Mortgages PLC
0.769% due 06/18/2039		$3,618	3,296
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,166
GSR Mortgage Loan Trust
2.838% due 09/25/2035		6,104	6,129
2.974% due 01/25/2035		2,010	1,934
HomeBanc Mortgage Trust
0.683% due 03/25/2035		1,426	1,212
Impac CMB Trust
1.213% due 10/25/2034		6,910	6,324
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	5,056
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		4,100	4,119
5.397% due 05/15/2045		245	245
Kensington Mortgage Securities PLC
0.802% due 06/14/2040		2,676	2,412
Leek Finance PLC
0.843% due 12/21/2038		827	869
0.868% due 12/21/2037	GBP	156	239
0.883% due 09/21/2038		$249	263
Ludgate Funding PLC
0.778% due 12/01/2060	GBP	3,781	4,861
Mansard Mortgages Parent Ltd.
0.771% due 04/15/2047		1,149	1,480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
2.812% due 11/21/2034		$2,880	$2,931
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		719	646
1.313% due 01/25/2029		384	361
Money Partners Securities PLC
0.171% due 09/14/2039	EUR	1,903	1,987
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	6,140
3.150% due 03/15/2048		7,000	7,276
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		7,399	7,576
Morgan Stanley Resecuritization Trust
0.696% due 04/26/2053		825	798
ResLoC UK PLC
0.032% due 12/15/2043	EUR	7,153	7,290
RFTI Issuer Ltd.
2.186% due 08/15/2030		$6,000	5,990
RMAC PLC
0.721% due 06/12/2037	GBP	1,660	2,139
Sequoia Mortgage Trust
0.632% due 07/20/2036		$3,803	3,442
Structured Adjustable Rate Mortgage Loan Trust
2.795% due 09/25/2034		2,622	2,590
2.799% due 09/25/2034		5,894	5,798
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.374% due 01/25/2032		756	724
5.469% due 07/25/2034		3,318	3,445
Thrones PLC
2.090% due 07/20/2044	GBP	3,503	5,042
Trinity Square PLC
1.786% due 07/15/2051		2,300	3,278
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$428	429
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 07/25/2045		328	308
0.723% due 10/25/2045		7,742	7,175
Wells Fargo Mortgage-Backed Securities Trust
2.841% due 06/25/2035		3,714	3,773
2.847% due 05/25/2035		3,387	3,434

Total Non-Agency Mortgage-Backed Securities (Cost $197,637)			190,907

ASSET-BACKED SECURITIES 5.7%
AmeriCredit Automobile Receivables Trust
1.520% due 06/10/2019		3,400	3,406
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 01/25/2036		3,380	3,154

24	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Auto ABS
0.600% due 09/27/2024	EUR	3,083	$3,510
BA Credit Card Trust
0.766% due 06/15/2020		$8,300	8,309
Countrywide Asset-Backed Certificates
0.613% due 06/25/2036		45	44
Dell Equipment Finance Trust
1.328% due 12/22/2017		3,000	3,000
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		31	33
Eagle Ltd.
2.570% due 12/15/2039		1,788	1,757
Ford Credit Auto Owner Trust
0.680% due 02/15/2017		2,116	2,116
GSAMP Trust
1.283% due 02/25/2047		5,189	5,066
Merrill Lynch Mortgage Investors Trust
1.228% due 09/25/2035		3,424	3,108
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,030
Option One Mortgage Loan Trust
1.273% due 02/25/2033		1,308	1,216
Option One Mortgage Loan Trust Asset-Backed Certificates
0.873% due 11/25/2035		2,494	2,348
Park Place Securities, Inc.
0.883% due 09/25/2035		2,259	2,247
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.273% due 01/25/2036		2,000	1,914
Residential Asset Securities Corp. Trust
0.703% due 04/25/2036		3,096	2,977
0.883% due 09/25/2035		2,042	1,972
SLM Private Education Loan Trust
1.486% due 06/15/2023		134	134
SpringCastle America Funding LLC
2.700% due 05/25/2023		4,141	4,126
Structured Asset Investment Loan Trust
1.333% due 01/25/2035		3,453	3,412
Sunrise SRL
0.299% due 08/27/2031	EUR	934	1,063
VOLT LLC
3.250% due 02/25/2055		$3,486	3,432
3.875% due 04/25/2055		2,481	2,487
4.250% due 02/26/2046		2,670	2,673
Wells Fargo Home Equity Asset-Backed Securities Trust
0.683% due 07/25/2036		5,600	5,293

Total Asset-Backed Securities (Cost $76,674)			76,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$300	$300
Export-Import Bank of Korea
2.250% due 01/21/2020		8,700	8,794
Italy Buoni Poliennali Del Tesoro
5.000% due 09/01/2040	EUR	1,200	2,063
Korea Development Bank
3.500% due 08/22/2017		$300	308
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	17,422	1,069
4.500% due 11/22/2035 (e)		10,889	717
5.000% due 06/16/2016 (e)		6,043	351
8.000% due 06/11/2020		71,839	4,596
8.500% due 12/13/2018		90,000	5,701
Province of Ontario
1.650% due 09/27/2019		$600	602
3.150% due 06/02/2022	CAD	1,200	1,006
4.000% due 10/07/2019		$900	976
4.400% due 04/14/2020		1,600	1,775
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	856
6.350% due 01/30/2026		$600	759

Total Sovereign Issues (Cost $31,610)			29,873

SHORT-TERM INSTRUMENTS 1.0%

CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		3,000	2,997

REPURCHASE AGREEMENTS (g) 0.5%
			6,413

SHORT-TERM NOTES 0.1%
Dell Equipment Finance Trust
0.530% due 10/24/2016		1,325	1,325

U.S. TREASURY BILLS 0.2%
0.264% due 04/07/2016 - 04/21/2016 (c)(d)(h)(l)		2,845	2,845

Total Short-Term Instruments (Cost $13,583)			13,580

Total Investments in Securities (Cost $1,789,552)			1,803,033

ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	931,660	$9,206

Total Short-Term Instruments (Cost $9,205)		9,206

Total Investments in Affiliates (Cost $9,205)		9,206

MARKET VALUE (000S)
Total Investments 133.8% (Cost $1,798,757)	$1,812,239

Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(2,290))	5,224

Other Assets and Liabilities, net (34.2%)	(463,077)

Net Assets 100.0%	$1,354,386

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
§	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$6,413	U.S. Treasury Notes 3.750% due 11/15/2018	$(6,545)	$6,413	$6,413

Total Repurchase Agreements						$(6,545)	$6,413	$6,413

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.669%	02/17/2016	04/15/2016	$(8,581)	$(8,598)
	0.669	02/19/2016	04/19/2016	(27,521)	(27,577)
NOM	0.450	03/03/2016	04/15/2016	(5,255)	(5,262)
TDM	0.669	02/24/2016	04/13/2016	(14,265)	(14,287)
	0.689	03/03/2016	04/14/2016	(983)	(985)

Total Sale-Buyback Transactions					$(56,709)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(45,224) at a weighted average interest rate of 0.306%.
(3)	Payable for sale-buyback transactions includes $48 of deferred price drop.

26	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(h)	Securities with an aggregate market value of $56,609 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$6,413	$0	$0	$6,413	$(6,545)	$(132)

Master Securities Forward Transaction Agreement
MSC	0	0	(36,175)	(36,175)	36,241	66
NOM	0	0	(5,262)	(5,262)	5,292	30
TDM	0	0	(15,272)	(15,272)	15,076	(196)

Total Borrowings and Other Financing Transactions	$6,413	$0	$(56,709)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(56,709)	$0	$0	$(56,709)

Total Borrowings	$0	$(56,709)	$0	$0	$(56,709)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(56,709)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	256	$(74)	$0	$(15)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	306	(20)	0	(26)
Canada Government 10-Year Bond June Futures	Short	06/2016	13	13	6	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	850	298	186	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	530	689	199	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	207	(142)	200	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	57	14	2	(6)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	41	$(24)	$1	$(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	162	(140)	3	(15)
United Kingdom Long Gilt June Futures	Short	06/2016	6	(3)	3	(3)

Total Futures Contracts				$611	$600	$(69)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	12/15/2025	CAD	12,800	$(802)	$(502)	$43	$0
Receive	3-Month USD-LIBOR *	1.250	06/15/2018	$	50,000	(349)	0	0	(19)
Receive	3-Month USD-LIBOR *	1.500	05/15/2019		332,400	(948)	(846)	0	(173)
Receive	3-Month USD-LIBOR *	1.500	06/15/2019		123,700	(451)	(350)	0	(81)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		75,000	(3,040)	(1,368)	0	(91)
Receive	3-Month USD-LIBOR *	2.000	06/15/2021		53,500	(1,999)	(163)	0	(100)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		74,200	(4,703)	(4,597)	0	(208)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	250	283	10	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		5,800	(507)	(574)	0	(22)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		46,300	(2,464)	(2,442)	0	(169)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		107,400	(15,545)	(19,206)	0	(759)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		19,500	(1,550)	(509)	0	(135)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP	110,400	(2,302)	(1,562)	0	(46)
Receive	6-Month GBP-LIBOR *	1.000	06/15/2018		8,700	(47)	(78)	0	(6)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018		5,400	(102)	(93)	0	(5)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018		33,200	(390)	(359)	0	(30)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018		69,400	(320)	(160)	0	(63)
Receive	28-Day MXN-TIIE	4.142	06/09/2016	MXN	786,000	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	4.150	06/14/2016		151,000	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	4.140	06/22/2016		1,762,000	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		682,400	(22)	(87)	0	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		49,300	6	35	2	0
Pay	28-Day MXN-TIIE *	6.320	11/12/2019		233,500	232	213	7	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		81,700	41	81	3	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		152,400	174	101	6	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,000	1	1	0	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		51,600	48	23	3	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		120,700	515	37	5	0
Pay	28-Day MXN-TIIE	5.495	09/22/2020		92,900	70	70	4	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020		181,600	46	12	8	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021		73,500	(33)	(37)	4	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		68,300	87	93	4	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		412,900	555	555	26	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		30,200	30	38	2	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		56,300	32	81	4	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		260,600	(11)	43	18	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		2,700	3	4	0	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		53,700	(16)	(28)	4	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		4,900	7	7	0	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		45,300	(16)	68	4	0
Pay	28-Day MXN-TIIE	5.975	09/16/2022		112,200	139	139	10	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		23,400	23	38	2	0

28	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	28-Day MXN-TIIE	5.825%	01/12/2023	$200,800	$111	$36	$19	$0
Pay	28-Day MXN-TIIE	5.990	01/30/2026	2,700	(1)	(2)	0	0

					$(33,257)	$(31,014)	$188	$(1,907)

Total Swap Agreements					$(33,257)	$(31,014)	$188	$(1,907)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(j)	Securities with an aggregate market value of $17,568 and cash of $5,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$600	$188	$788	$0	$(69)	$(1,907)	$(1,976)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	05/2016	$		802		MYR	3,494	$99	$0
BOA	05/2016		EUR	11,154	$		12,383	0	(324)
	05/2016		KRW	1,097,890			909	0	(48)
	05/2016		MYR	592			133	0	(20)
	05/2016		SGD	32			23	0	(1)
	05/2016		TWD	68,651			2,045	0	(91)
	05/2016	$		1,180		EUR	1,060	28	0
	05/2016			185		INR	12,628	4	0
	05/2016			451		KRW	553,016	31	0
	05/2016			1,296		TWD	43,455	56	0
	06/2016		EUR	14,650	$		20,059	3,352	0
	06/2016	$		862		EUR	638	0	(134)
BPS	05/2016		MYR	37,043	$		8,510	0	(1,043)
	10/2016		CNH	38,630			5,686	0	(237)
	12/2016	$		5,655		CNH	38,630	246	0
	01/2018		BRL	230	$		67	13	0
BRC	05/2016		MXN	216,490			12,249	13	(243)
	05/2016	$		6,159		MXN	110,087	188	(1)
	05/2016			1,152		MYR	4,897	111	0
	06/2016		EUR	2,837	$		3,901	664	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	04/2016		BRL	54,393	$		15,655	$527	$0
	04/2016	$		13,517		BRL	54,393	1,611	0
	05/2016		CAD	24,450	$		17,742	0	(1,085)
	05/2016		EUR	6,694			7,369	0	(257)
	05/2016		JPY	1,712,400			15,119	0	(113)
	05/2016		MXN	271,333			15,469	0	(171)
	05/2016	$		7,526		CAD	10,156	295	0
	05/2016			5,961		EUR	5,262	33	0
	05/2016			346		KRW	417,449	18	0
	05/2016			6,239		MXN	111,334	178	0
	05/2016			717		MYR	2,982	52	0
	05/2016			1,145		TWD	38,461	52	0
DUB	05/2016		THB	118,882	$		3,337	0	(38)
	05/2016	$		1,141		MYR	4,760	87	0
	06/2016		EUR	1,476	$		2,021	338	0
	06/2016	$		1,648		EUR	1,219	0	(258)
	09/2016			1,944		CNH	13,223	85	0
	12/2016			3,458			23,544	139	0
FBF	05/2016			364		TWD	12,067	11	0
GLM	04/2016		BRL	29,000	$		8,374	309	0
	04/2016	$		8,149		BRL	29,000	0	(83)
	04/2016			59,310		GBP	41,534	343	0
	05/2016		CAD	2,841	$		2,055	0	(133)
	05/2016		EUR	6,692			7,331	0	(293)
	05/2016		GBP	41,534			59,315	0	(344)
	05/2016		JPY	1,366,300			12,253	100	0
	05/2016		MXN	14,441			826	0	(6)
	05/2016	$		10,804		CAD	14,637	466	0
	09/2016		CNH	27,055	$		3,989	0	(162)
	10/2016	$		11,732		CNH	80,047	540	0
HUS	05/2016		MYR	23,631	$		5,599	0	(495)
	05/2016	$		109		KRW	130,800	5	0
	05/2016			987		MYR	4,175	90	0
	10/2016		CNH	66,440	$		10,136	0	(51)
	12/2016			19,183			2,887	0	(43)
IND	05/2016	$		1,057		MYR	4,336	61	0
JPM	04/2016		RUB	49,546	$		631	0	(104)
	04/2016	$		1,305		GBP	909	1	0
	04/2016			8,046		RUB	593,064	753	0
	05/2016		AUD	503	$		356	0	(29)
	05/2016		CAD	3,424			2,588	0	(48)
	05/2016		EUR	8,279			9,088	0	(343)
	05/2016		JPY	1,184,100			10,534	16	(15)
	05/2016		KRW	803,555			668	0	(33)
	05/2016		MYR	693			157	0	(21)
	05/2016		THB	118,864			3,324	0	(51)
	05/2016		TRY	33			11	0	0
	05/2016		TWD	129,795			3,872	0	(166)
	05/2016	$		8,684		EUR	7,914	332	0
	05/2016			19,656		JPY	2,223,836	125	0
	05/2016			739		KRW	890,352	37	0
	05/2016			828		MYR	3,537	84	0
	05/2016			3,008		THB	107,793	52	0
	05/2016			2,567		TWD	86,194	115	0
	10/2016			3,383		CNH	23,040	149	0
	01/2018			67		BRL	230	0	(13)

30	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSB	05/2016		CAD	145	$		105	$0	$(7)
	05/2016		RUB	135,010			1,745	0	(241)
	05/2016	$		5,460		JPY	614,778	8	0
	06/2016		EUR	3,984	$		5,479	936	0
	12/2016		CNH	42,992			6,462	0	(106)
NAB	06/2016		EUR	8,667			11,900	2,015	0
	07/2016			5,762			7,817	1,236	0
NGF	05/2016		KRW	99,368			82	0	(5)
	05/2016	$		1,944		MYR	8,383	218	0
	05/2016			5,491		THB	197,578	119	0
	05/2016			557		TWD	18,710	25	0
RYL	05/2016		MXN	26,974	$		1,538	0	(16)
SCX	04/2016		GBP	42,443			59,073	0	(1,886)
	05/2016		THB	93,748			2,560	0	(101)
	05/2016		TWD	25,028			749	0	(30)
	05/2016	$		3,191		MYR	13,679	337	0
	05/2016			603		THB	21,589	10	0
	05/2016			655		TWD	21,968	28	0
SOG	05/2016		MYR	4,757	$		1,075	0	(152)
	05/2016		RUB	398,672			5,556	0	(308)
	05/2016	$		1,045		MYR	4,493	114	0
UAG	05/2016		JPY	2,787,900	$		24,540	0	(258)
	05/2016		MYR	5,772			1,380	0	(108)
	05/2016	$		3,802		EUR	3,432	108	0
	05/2016			19,551		JPY	2,196,100	0	(17)
	05/2016			4,000		MYR	17,005	386	0
	09/2016			2,024		CNH	13,832	98	0

Total Forward Foreign Currency Contracts								$17,447	$(9,732)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.345%		$1,000	$12	$(9)	$3	$0
	Mexico Government International Bond	1.000	03/20/2019	0.976		1,000	4	(3)	1	0
	Mexico Government International Bond	1.000	09/20/2019	1.114		200	1	(2)	0	(1)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,800	(12)	17	5	0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	8.757		$200	(29)	(19)	0	(48)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		200	(35)	(16)	0	(51)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	1,000	(13)	16	3	0
BRC	Mexico Government International Bond	1.000	09/20/2020	1.383		$7,500	(135)	14	0	(121)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Mexico Government International Bond	1.000%	09/20/2020	1.383%		$1,200	$(22)	$3	$0	$(19)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	3,000	(27)	35	8	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.243		$400	6	(4)	2	0
GST	JPMorgan Chase & Co.	1.000	12/20/2020	0.688		7,500	46	63	109	0
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		100	(16)	(10)	0	(26)
	Viacom, Inc.	1.000	06/20/2021	1.860		3,000	(148)	22	0	(126)
HUS	Mexico Government International Bond	1.000	09/20/2016	0.289		100	1	(1)	0	0
	Mexico Government International Bond	1.000	09/20/2019	1.114		100	1	(1)	0	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		3,600	(65)	7	0	(58)
JPM	Mexico Government International Bond	1.000	09/20/2020	1.383		6,000	(162)	65	0	(97)

							$(593)	$177	$131	$(547)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$17,000	$(1,167)	$403	$0	$(764)
JPS	CMBX.NA.AAA.8 Index	0.500	10/17/2057	6,800	(530)	225	0	(305)

					$(1,697)	$628	$0	$(1,069)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$		6,700	$0	$16	$16	$0
FBF	Pay	28-Day MXN-TIIE *	6.338	11/12/2019		MXN	162,800	0	166	166	0

								$0	$182	$182	$0

Total Swap Agreements								$(2,290)	$987	$313	$(1,616)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $4,245 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$99	$0	$0	$99	$0	$0	$0	$0	$99	$0	$99
BOA	3,471	0	25	3,496	(618)	0	(1)	(619)	2,877	(3,000)	(123)
BPS	259	0	3	262	(1,280)	0	(99)	(1,379)	(1,117)	981	(136)
BRC	976	0	0	976	(244)	0	(121)	(365)	611	(580)	31
CBK	2,766	0	8	2,774	(1,626)	0	(19)	(1,645)	1,129	(940)	189
DUB	649	0	2	651	(296)	0	(764)	(1,060)	(409)	383	(26)
FBF	11	0	166	177	0	0	0	0	177	0	177
GLM	1,758	0	0	1,758	(1,021)	0	0	(1,021)	737	(900)	(163)
GST	0	0	109	109	0	0	(152)	(152)	(43)	0	(43)
HUS	95	0	0	95	(589)	0	(58)	(647)	(552)	276	(276)
IND	61	0	0	61	0	0	0	0	61	0	61
JPM	1,664	0	0	1,664	(823)	0	(97)	(920)	744	(568)	176
JPS	0	0	0	0	0	0	(305)	(305)	(305)	284	(21)
MSB	944	0	0	944	(354)	0	0	(354)	590	(630)	(40)
NAB	3,251	0	0	3,251	0	0	0	0	3,251	(3,340)	(89)
NGF	362	0	0	362	(5)	0	0	(5)	357	(243)	114
RYL	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
SCX	375	0	0	375	(2,017)	0	0	(2,017)	(1,642)	1,936	294
SOG	114	0	0	114	(460)	0	0	(460)	(346)	235	(111)
UAG	592	0	0	592	(383)	0	0	(383)	209	0	209

Total Over the Counter	$17,447	$0	$313	$17,760	$(9,732)	$0	$(1,616)	$(11,348)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$600	$600
Swap Agreements	0	0	0	0	188	188

	$0	$0	$0	$0	$788	$788

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,447	$0	$17,447
Swap Agreements	0	131	0	0	182	313

	$0	$131	$0	$17,447	$182	$17,760

	$0	$131	$0	$17,447	$970	$18,548

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$69	$69
Swap Agreements	0	0	0	0	1,907	1,907

	$0	$0	$0	$0	$1,976	$1,976

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,732	$0	$9,732
Swap Agreements	0	1,616	0	0	0	1,616

	$0	$1,616	$0	$9,732	$0	$11,348

	$0	$1,616	$0	$9,732	$1,976	$13,324

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(580)	$(580)
Swap Agreements	0	42	0	0	(18,858)	(18,816)

	$0	$42	$0	$0	$(19,438)	$(19,396)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,234	$0	$20,234
Swap Agreements	0	299	0	0	305	604

	$0	$299	$0	$20,234	$305	$20,838

	$0	$341	$0	$20,234	$(19,133)	$1,442

34	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,322)	$(1,322)
Swap Agreements	0	0	0	0	(9,651)	(9,651)

	$0	$0	$0	$0	$(10,973)	$(10,973)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,026)	$0	$(19,026)
Swap Agreements	0	769	0	0	154	923

	$0	$769	$0	$(19,026)	$154	$(18,103)

	$0	$769	$0	$(19,026)	$(10,819)	$(29,076)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,483	$0	$4,483
Corporate Bonds & Notes
Banking & Finance	0	321,612	0	321,612
Industrials	0	139,486	0	139,486
Utilities	0	61,775	0	61,775
Municipal Bonds & Notes
California	0	26,343	0	26,343
Illinois	0	4,099	0	4,099
Mississippi	0	867	0	867
New York	0	12,595	0	12,595
Texas	0	6,119	0	6,119
Virginia	0	604	0	604
U.S. Government Agencies	0	453,279	0	453,279
U.S. Treasury Obligations	0	460,584	0	460,584
Non-Agency Mortgage-Backed Securities	0	190,907	0	190,907
Asset-Backed Securities	0	75,070	1,757	76,827
Sovereign Issues	0	29,873	0	29,873
Short-Term Instruments
Certificates of Deposit	0	2,997	0	2,997
Repurchase Agreements	0	6,413	0	6,413
Short-Term Notes	0	1,325	0	1,325
U.S. Treasury Bills	0	2,845	0	2,845
	$0	$1,801,276	$1,757	$1,803,033

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,206	$0	$0	$9,206

Total Investments	$9,206	$1,801,276	$1,757	$1,812,239

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$600	$188	$0	$788
Over the counter	0	17,760	0	17,760
	$600	$17,948	$0	$18,548

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(69)	(1,907)	0	(1,976)
Over the counter	0	(11,348)	0	(11,348)
	$(69)	$(13,255)	$0	$(13,324)

Totals	$9,737	$1,805,969	$1,757	$1,817,463

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

36	PIMCO TOTAL RETURN FUND IV	See Accompanying Notes

Notes to Financial Statements

March 31, 2016

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A and Class C shares of the PIMCO Total Return Fund IV (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized

ANNUAL REPORT	MARCH 31, 2016	37

Notes to Financial Statements (Cont.)

appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

38	PIMCO TOTAL RETURN FUND IV

March 31, 2016

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity

ANNUAL REPORT	MARCH 31, 2016	39

Notes to Financial Statements (Cont.)

security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation

40	PIMCO TOTAL RETURN FUND IV

March 31, 2016

to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

ANNUAL REPORT	MARCH 31, 2016	41

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

42	PIMCO TOTAL RETURN FUND IV

March 31, 2016

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	43

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered

44	PIMCO TOTAL RETURN FUND IV

March 31, 2016

to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Total Return Fund IV	$46,432	$342,290	$(379,499)	$(14)	$(3)	$9,206	$91	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the

ANNUAL REPORT	MARCH 31, 2016	45

Notes to Financial Statements (Cont.)

Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

46	PIMCO TOTAL RETURN FUND IV

March 31, 2016

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

ANNUAL REPORT	MARCH 31, 2016	47

Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

48	PIMCO TOTAL RETURN FUND IV

March 31, 2016

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets

ANNUAL REPORT	MARCH 31, 2016	49

Notes to Financial Statements (Cont.)

and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income

50	PIMCO TOTAL RETURN FUND IV

March 31, 2016

throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the

ANNUAL REPORT	MARCH 31, 2016	51

Notes to Financial Statements (Cont.)

cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

52	PIMCO TOTAL RETURN FUND IV

March 31, 2016

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.) At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

54	PIMCO TOTAL RETURN FUND IV

March 31, 2016

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	A and C Classes
0.25%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D

56	PIMCO TOTAL RETURN FUND IV

March 31, 2016

Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$67,635	$117,340

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

58	PIMCO TOTAL RETURN FUND IV

March 31, 2016

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,796,306	$7,712,035	$480,813	$442,686

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	24,775	$259,085	41,739	$444,756
Class P	5	54	843	9,129
Class A	227	2,369	373	3,966
Class C	68	711	78	834

Issued as reinvestment of distributions
Institutional Class	5,101	52,698	3,647	38,767
Class P	4	39	1	11
Class A	50	518	37	394
Class C	7	67	5	49

Cost of shares redeemed
Institutional Class	(55,129)	(576,167)	(13,658)	(145,785)
Class P	(425)	(4,484)	(444)	(4,752)
Class A	(553)	(5,744)	(983)	(10,493)
Class C	(108)	(1,120)	(333)	(3,550)
Net increase (decrease) resulting from Fund share transactions	(25,978)	$(271,974)	31,305	$333,326

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

60	PIMCO TOTAL RETURN FUND IV

March 31, 2016

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Total Return Fund IV

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral— Capital (4)	Qualified Late-Year Loss Deferral— Ordinary (5)
$2,013	$0	$(15,501)	$(4,334)	$(8,955)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), and sale/buyback transactions.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals, organizational costs, and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Total Return Fund IV

Short-Term	Long-Term
$1,510	$7,445
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Total Return Fund IV

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$1,799,067	$35,760	$(22,588)	$13,172
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation-protected securities (TIPS), and sale/buyback transactions.

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

March 31, 2016

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Total Return Fund IV

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$40,513	$12,833	$0	$28,606	$10,626	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

62	PIMCO TOTAL RETURN FUND IV

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund IV:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Total Return Fund IV (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	63

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	MSB	Morgan Stanley Bank N.A.
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	NOM	Nomura Securities International Inc.
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GST	Goldman Sachs International	SOG	Societe Generale
HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar
KRW	South Korean Won

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate

64	PIMCO TOTAL RETURN FUND IV

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only)  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Total Return Fund IV	0.00%	0.00%	$31,223	$9,286

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	65

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

66	PIMCO TOTAL RETURN FUND IV

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2016	67

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

68	PIMCO TOTAL RETURN FUND IV

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

ANNUAL REPORT	MARCH 31, 2016	69

Privacy Policy1 (Cont.)

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

70	PIMCO TOTAL RETURN FUND IV

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3023AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing

2	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

debt risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument, or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which

6	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	0.59%	6.51%	6.47%	7.52%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	0.49%	6.41%	6.36%	7.42%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	0.34%	6.25%	6.20%	7.26%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	0.19%	6.09%	6.03%	7.06%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	0.19%	6.09%	6.02%	7.05%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(3.57)%	5.28%	5.61%	6.88%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	(0.54)%	5.31%	5.23%	6.26%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	(1.46)%	5.31%	5.23%	6.26%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	(0.06)%	5.82%	5.76%	6.78%
Barclays Global Aggregate ex-USD (USD Hedged) Index**	2.85%	5.16%	4.67%	6.21%*
JPMorgan GBI Global ex-US Index Hedged in USD	3.66%	5.53%	4.95%	6.34%*
Lipper International Income Funds Average	1.29%	1.15%	4.36%	5.47%*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/1992.

** The index launched on January 1, 1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until December 1, 2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.77% for Administrative Class shares, 0.92% for Class D shares, 0.92% for Class A shares, 1.67% for Class C shares, and 1.17% for Class R shares.

10	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	Class P - PFBPX	Administrative Class - PFRAX	Class D - PFODX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Allocation Breakdown†

United States	26.0%
Short-Term Instruments‡	14.6%
Japan	10.8%
United Kingdom	8.4%
Denmark	6.6%
Italy	5.5%
Canada	5.3%
Other	22.8%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	Short interest rate duration (or sensitivity to changes in market interest rates) in the U.S. detracted from performance as U.S. dollar swap rates declined.

»	Exposure to high yield corporate spread risk detracted from performance, as spreads of the sector widened.

»	An overweight to Brazilian local duration for some of the reporting period detracted from relative performance, as sovereign yields rose.
»	An underweight to the euro versus the U.S. dollar detracted from relative performance, as the currency appreciated relative to the U.S. dollar.

»	An overweight to long-term Japanese government bonds contributed to relative performance, as the yield curve flattened.

»

An overweight to the Russian ruble and Mexican peso versus the U.S. dollar in the first quarter of 2016 contributed to relative performance, as these currencies appreciated relative to the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,034.40	$2.59	$1,000.00	$1,022.45	$2.58	0.51%
Class P	1,000.00	1,033.90	3.10	1,000.00	1,021.95	3.08	0.61
Administrative Class	1,000.00	1,033.20	3.86	1,000.00	1,021.20	3.84	0.76
Class D	1,000.00	1,032.40	4.62	1,000.00	1,020.45	4.60	0.91
Class A	1,000.00	1,032.40	4.62	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	1,028.90	8.42	1,000.00	1,016.70	8.37	1.66
Class R	1,000.00	1,031.10	5.89	1,000.00	1,019.20	5.86	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Description

Barclays Global Aggregate ex-USD (USD Hedged) Index	Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Institutional Class
03/31/2016	$11.01	$0.19	$(0.15)	$0.04	$(0.69)	$(0.17)	$(0.03)
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00
Class P
03/31/2016	11.01	0.18	(0.15)	0.03	(0.68)	(0.17)	(0.03)
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00
Administrative Class
03/31/2016	11.01	0.16	(0.15)	0.01	(0.66)	(0.17)	(0.03)
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00
Class D
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)
03/31/2015	10.72	0.20	0.92	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00
Class A
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00

Please see footnotes on page 16.

14	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.89)	$10.16	0.59%	$4,963,502	0.51%		0.50%		1.84%	313%
(0.88)	11.01	11.19	6,278,009	0.52		0.50		2.30	317
(0.37)	10.72	1.89	4,911,601	0.52		0.50		2.67	175
(0.94)	10.90	10.39	4,294,911	0.53		0.50		2.78	383
(0.54)	10.75	8.97	3,424,392	0.50		0.50		2.86	355

(0.88)	10.16	0.49	943,560	0.61		0.60		1.71	313
(0.87)	11.01	11.08	1,029,451	0.62		0.60		2.15	317
(0.36)	10.72	1.79	573,320	0.62		0.60		2.57	175
(0.93)	10.90	10.28	521,941	0.63		0.60		2.69	383
(0.53)	10.75	8.86	195,394	0.60		0.60		2.75	355

(0.86)	10.16	0.34	72,063	0.76		0.75		1.52	313
(0.85)	11.01	10.92	42,514	0.77		0.75		1.99	317
(0.35)	10.72	1.64	17,829	0.77		0.75		2.42	175
(0.91)	10.90	10.12	16,999	0.78		0.75		2.61	383
(0.51)	10.75	8.70	25,266	0.75		0.75		2.61	355

(0.85)	10.16	0.19	1,105,451	0.91		0.90		1.42	313
(0.83)	11.01	10.75	1,065,941	0.92		0.90		1.83	317
(0.33)	10.72	1.49	507,192	0.92		0.90		2.27	175
(0.89)	10.90	9.96	421,030	0.93		0.90		2.37	383
(0.50)	10.75	8.54	313,491	0.90		0.90		2.47	355

(0.85)	10.16	0.19	495,704	0.91		0.90		1.41	313
(0.83)	11.01	10.75	444,228	0.92		0.90		1.93	317
(0.33)	10.72	1.49	375,436	0.92		0.90		2.27	175
(0.89)	10.90	9.96	395,649	0.93		0.90		2.40	383
(0.50)	10.75	8.53	410,473	0.90	(c)	0.90	(c)	2.46	355

Please see footnotes on page 16.

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Class C
03/31/2016	$11.01	$0.07	$(0.15)	$(0.08)	$(0.57)	$(0.17)	$(0.03)
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00
Class R
03/31/2016	11.01	0.12	(0.15)	(0.03)	(0.62)	(0.17)	(0.03)
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

16	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.77)	$10.16	(0.54)%	$91,505	1.66%		1.65%		0.67%	313%
(0.75)	11.01	9.94	79,910	1.67		1.65		1.13	317
(0.25)	10.72	0.73	52,311	1.67		1.65		1.52	175
(0.81)	10.90	9.14	55,877	1.68		1.65		1.64	383
(0.42)	10.75	7.72	48,749	1.65	(c)	1.65	(c)	1.72	355

(0.82)	10.16	(0.06)	41,007	1.16		1.15		1.17	313
(0.81)	11.01	10.48	37,816	1.17		1.15		1.66	317
(0.30)	10.72	1.23	27,215	1.17		1.15		2.03	175
(0.87)	10.90	9.68	23,357	1.18		1.15		2.13	383
(0.47)	10.75	8.26	15,970	1.15	(c)	1.15	(c)	2.23	355

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Assets and Liabilities PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$8,278,554
Investments in Affiliates	334
Financial Derivative Instruments
Exchange-traded or centrally cleared	9,630
Over the counter	151,293
Cash	3,859
Deposits with counterparty	14,412
Foreign currency, at value	27,743
Receivable for investments sold	935,015
Receivable for TBA investments sold	924,375
Receivable for Fund shares sold	13,236
Interest and/or dividends receivable	48,291
Dividends receivable from Affiliates	9
Other assets	60
Total Assets	10,406,811

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$251,338
Payable for sale-buyback transactions	139,879
Payable for short sales	112,087
Financial Derivative Instruments
Exchange-traded or centrally cleared	14,248
Over the counter	180,413
Payable for investments purchased	962,633
Payable for investments in Affiliates purchased	9
Payable for TBA investments purchased	936,011
Deposits from counterparty	66,630
Payable for Fund shares redeemed	25,406
Dividends payable	1,335
Accrued investment advisory fees	1,637
Accrued supervisory and administrative fees	1,933
Accrued distribution fees	311
Accrued servicing fees	131
Other liabilities	18
Total Liabilities	2,694,019

Net Assets	$7,712,792

Net Assets Consist of:
Paid in capital	$7,941,233
(Overdistributed) net investment income	(205,891)
Accumulated undistributed net realized (loss)	(89,048)
Net unrealized appreciation	66,498
$7,712,792

Cost of investments in securities	$8,139,984
Cost of investments in Affiliates	$334
Cost of foreign currency held	$27,562
Proceeds received on short sales	$111,658
Cost or premiums of financial derivative instruments, net	$(3,602)

* Includes repurchase agreements of:	$2,928

18	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$4,963,502
Class P	943,560
Administrative Class	72,063
Class D	1,105,451
Class A	495,704
Class C	91,505
Class R	41,007
Shares Issued and Outstanding:
Institutional Class	488,666
Class P	92,896
Administrative Class	7,095
Class D	108,834
Class A	48,803
Class C	9,008
Class R	4,037
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.16
Class P	10.16
Administrative Class	10.16
Class D	10.16
Class A	10.16
Class C	10.16
Class R	10.16

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	19

Statement of Operations PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$191,691
Dividends	231
Dividends from Investments in Affiliates	958
Total Income	192,880

Expenses:
Investment advisory fees	20,557
Supervisory and administrative fees	23,922
Distribution and/or servicing fees - Administrative Class	131
Distribution and/or servicing fees - Class D	2,640
Distribution fees - Class C	637
Distribution fees - Class R	94
Servicing fees - Class A	1,099
Servicing fees - Class C	212
Servicing fees - Class R	94
Trustee fees	43
Interest expense	1,021
Miscellaneous expense	2
Total Expenses	50,452

Net Investment Income	142,428

Net Realized Gain (Loss):
Investments in securities	(398,487)
Investments in Affiliates	195
Exchange-traded or centrally cleared financial derivative instruments	(93,220)
Over the counter financial derivative instruments	67,046
Foreign currency	178,102

Net Realized (Loss)	(246,364)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	491,867
Investments in Affiliates	(133)
Exchange-traded or centrally cleared financial derivative instruments	(2,197)
Over the counter financial derivative instruments	(214,241)
Foreign currency assets and liabilities	(192,997)

Net Change in Unrealized Appreciation	82,299

Net (Decrease) in Net Assets Resulting from Operations	$(21,637)

* Foreign tax withholdings	$67

20	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$142,428	$162,626
Net realized gain (loss)	(246,364)	840,664
Net change in unrealized appreciation (depreciation)	82,299	(228,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,637)	775,123

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(348,674)	(427,091)
Class P	(62,603)	(57,691)
Administrative Class	(4,046)	(2,452)
Class D	(66,499)	(50,113)
Class A	(27,927)	(26,037)
Class B	0	(4)^
Class C	(4,713)	(3,796)
Class R	(2,269)	(2,438)
From net realized capital gains(a)
Institutional Class	(85,710)	(19,779)
Class P	(15,828)	(2,739)
Administrative Class	(798)	(116)
Class D	(17,287)	(2,486)
Class A	(7,297)	(1,227)
Class B	0	(0)^
Class C	(1,388)	(207)
Class R	(612)	(127)
Tax basis return of capital(a)
Institutional Class	(14,401)	0
Class P	(2,407)	0
Administrative Class	(134)	0
Class D	(2,711)	0
Class A	(1,129)	0
Class B	0	0
Class C	(218)	0
Class R	(97)	0

Total Distributions	(666,748)	(596,303)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(576,692)	2,333,926

Total Increase (Decrease) in Net Assets	(1,265,077)	2,512,746

Net Assets:
Beginning of year	8,977,869	6,465,123
End of year*	$7,712,792	$8,977,869

*Including undistributed (overdistributed) net investment income of:	$(205,891)	$68,402

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.3%

AUSTRALIA 1.2%

CORPORATE BONDS & NOTES 0.4%
Westpac Banking Corp.
1.250% due 12/15/2017		$22,700	$22,635
1.850% due 11/26/2018		10,100	10,180

			32,815

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Puma SE
2.993% due 05/13/2045	AUD	6,946	5,278

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
4.000% due 05/20/2026		14,700	12,583
6.000% due 03/01/2022		15,600	14,379
New South Wales Treasury Corp. Bond
2.750% due 11/20/2025 (e)		8,574	7,811
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	16,969

			51,742

Total Australia (Cost $98,113)			89,835

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$4,600	4,980

Total Belgium (Cost $4,940)			4,980

BRAZIL 1.5%

CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
3.002% due 03/17/2017		$4,900	4,741
3.250% due 03/17/2017		15,100	14,855
3.522% due 03/17/2020		12,700	9,811
4.375% due 05/20/2023		2,100	1,538
7.875% due 03/15/2019		2,300	2,211

			33,156

SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (d)	BRL	316,200	82,290

Total Brazil (Cost $117,812)			115,446

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 5.7%

CORPORATE BONDS & NOTES 0.4%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	$4,410
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,385
2.300% due 03/22/2021		22,000	22,216

			31,011

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
0.960% due 06/01/2020	CAD	10,783	8,209
1.160% due 07/01/2020		27,153	20,793
1.160% due 08/01/2020		9,957	7,622

			36,624

SOVEREIGN ISSUES 4.8%
Canada Government International Bond
1.500% due 12/01/2044 (e)		10,200	9,980
Province of Alberta
1.250% due 06/01/2020		35,000	26,905
2.350% due 06/01/2025		33,600	26,070
Province of British Columbia
4.300% due 06/18/2042		3,000	2,854
Province of Ontario
2.100% due 09/08/2018		13,400	10,599
2.450% due 06/29/2022		$6,200	6,367
2.600% due 06/02/2025	CAD	241,000	192,057
3.150% due 06/02/2022		3,400	2,850
3.450% due 06/02/2045		12,500	10,268
3.500% due 06/02/2024		50,000	42,735
Province of Quebec
3.000% due 09/01/2023		19,200	15,939
3.500% due 12/01/2022		6,500	5,566
4.250% due 12/01/2021		8,800	7,781
5.000% due 12/01/2038		8,100	8,127
6.000% due 10/01/2029		3,200	3,385

			371,483

Total Canada (Cost $442,838)			439,118

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.6%
ACAS CLO Ltd.
0.834% due 04/20/2021		$701	702
BlackRock Senior Income
0.864% due 04/20/2019		143	143
CIFC Funding Ltd.
1.459% due 08/14/2024		16,600	16,561

22	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dryden Senior Loan Fund
1.792% due 01/15/2022		$12,916	$12,844
Hillmark Funding Ltd.
0.868% due 05/21/2021		3,912	3,829
Mountain View Funding CLO Ltd.
0.882% due 04/15/2019		502	499
Symphony CLO LP
1.717% due 01/09/2023		8,068	8,032

Total Cayman Islands (Cost $42,676)			42,610

CHINA 0.4%

CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,180

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	734
China Government International Bond
3.380% due 05/23/2023		4,600	739
4.080% due 08/22/2023		4,600	772

			2,245

Total China (Cost $30,228)			30,425

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.370% due 10/27/2016	CZK	113,400	4,784

Total Czech Republic (Cost $4,697)			4,784

DENMARK 7.1%

CORPORATE BONDS & NOTES 7.1%
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	103,140	15,486
3.000% due 10/01/2047		42,712	6,633
Nykredit Realkredit A/S
1.000% due 07/01/2016		610,400	93,489
1.000% due 10/01/2016		185,100	28,454
2.000% due 04/01/2016		146,100	22,311
2.500% due 10/01/2037		106,715	16,598
2.500% due 10/01/2047		369,118	55,394
3.000% due 10/01/2047		218,946	33,869
Realkredit Danmark A/S
1.000% due 04/01/2016		28,800	4,401
2.000% due 04/01/2016		1,543,600	235,635
2.000% due 10/01/2037		55,300	8,337
2.500% due 10/01/2037		55,419	8,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 10/01/2047	DKK	101,000	$15,204

Total Denmark (Cost $524,336)			544,382

FRANCE 4.2%

CORPORATE BONDS & NOTES 0.9%
BNP Paribas S.A.
7.625% due 03/30/2021 (f)		$4,000	4,030
BPCE S.A.
4.625% due 07/11/2024		9,800	9,613
Dexia Credit Local S.A.
1.000% due 11/07/2016		1,500	1,501
1.225% due 03/23/2018		14,700	14,707
1.875% due 03/28/2019		32,000	32,174
1.875% due 01/29/2020		5,500	5,500

			67,525

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Infinity SoPRANo
0.018% due 11/05/2019	EUR	1,482	1,615

SOVEREIGN ISSUES 3.3%
France Government International Bond
2.500% due 05/25/2030 (i)		3,700	5,146
3.250% due 05/25/2045 (i)		57,100	94,031
4.000% due 10/25/2038		12,900	22,710
4.500% due 04/25/2041 (i)		70,000	135,038
4.750% due 04/25/2035		600	1,114

			258,039

Total France (Cost $299,135)			327,179

GERMANY 1.7%

CORPORATE BONDS & NOTES 0.6%
KFW
5.000% due 03/19/2024	AUD	1,578	1,384
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		5,210	4,305
4.750% due 03/12/2019	NZD	20,900	15,277
5.375% due 04/23/2024		15,000	11,561
5.500% due 03/29/2022	AUD	15,800	13,851

			46,378

SOVEREIGN ISSUES 1.1%
Republic of Germany
2.500% due 08/15/2046	EUR	4,700	7,728
4.000% due 01/04/2037 (i)		19,800	36,900
4.250% due 07/04/2039		19,550	38,928

			83,556

Total Germany (Cost $126,038)			129,934

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE 0.3%

CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,700	$1,765
5.014% due 12/27/2017		2,900	2,999

			4,764

SOVEREIGN ISSUES 0.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,600	8,147
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	472,000	3,801
4.500% due 07/03/2017		530,000	4,268
5.000% due 08/22/2016		40,000	333

			16,549

Total Greece (Cost $20,654)			21,313

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$20,100	20,415

Total Guernsey, Channel Islands (Cost $20,458)			20,415

IRELAND 1.2%

ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	227	256
Mercator CLO PLC
0.048% due 02/18/2024		42	47

			303

CORPORATE BONDS & NOTES 0.6%
Depfa ACS Bank
3.875% due 11/14/2016		14,000	16,308
4.875% due 05/21/2019		13,950	18,294
5.500% due 04/25/2016		$7,900	7,930
5.750% due 03/28/2017		2,500	2,600

			45,132

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
1.200% due 04/27/2027	EUR	4,436	4,988
Emerald Mortgages PLC
0.000% due 07/15/2048		463	499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
German Residential Funding Ltd.
0.949% due 08/27/2024	EUR	277	$318

			5,805

SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025		22,200	35,646

Total Ireland (Cost $86,374)			86,886

ITALY 5.8%

ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.358% due 04/20/2040	EUR	569	647

CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.750% due 11/25/2016		3,200	3,717
3.875% due 10/24/2018		25,900	31,793
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2054		2,000	2,320
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$9,100	8,539

			46,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Apulia Mortgages Finance SRL
0.659% due 06/20/2058	EUR	2,217	2,501
Berica ABS SRL
0.058% due 12/31/2055		929	1,051
Casa D’este Finance SRL
0.125% due 09/15/2040		7,508	8,339
Claris Finance SRL
0.354% due 10/31/2060		9,076	10,243
Creso SRL
0.458% due 12/30/2060		4,650	5,267
DECO SRL
1.255% due 02/22/2026		5,227	5,901
Giovecca Mortgages SRL
0.454% due 04/23/2048		5,686	6,422
Marche Mutui SRL
0.175% due 02/25/2055		2,997	3,361
2.095% due 01/27/2064		7,386	8,473
Vela Home SRL
0.205% due 07/27/2028		3,997	4,542

			56,100

SOVEREIGN ISSUES 4.5%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)		14,735	17,415

24	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 09/01/2046	EUR	3,800	$5,167
3.750% due 09/01/2024 (i)		59,450	82,239
4.000% due 02/01/2037		55,000	82,639
4.750% due 09/01/2044 (i)		33,900	57,952
5.000% due 09/01/2040		50,700	87,163
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,881

			349,456

Total Italy (Cost $443,559)			452,572

JAPAN 11.6%

CORPORATE BONDS & NOTES 0.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$1,800	1,791
Sumitomo Mitsui Financial Group, Inc.
2.316% due 03/09/2021		38,600	38,983

			40,774

SOVEREIGN ISSUES 11.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	28,360,000	298,389
1.700% due 09/20/2032		40,530,000	444,093
1.700% due 09/20/2044		9,820,000	113,910

			856,392

Total Japan (Cost $784,860)			897,166

JERSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$1,300	1,306
3.000% due 04/15/2021 (b)		21,500	21,561
4.125% due 04/15/2026 (b)		5,800	5,809

Total Jersey, Channel Islands (Cost $28,569)			28,676

LUXEMBOURG 0.0%

ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	8	9
Penta CLO S.A.
0.172% due 06/04/2024		1,136	1,283

			1,292

CORPORATE BONDS & NOTES 0.0%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018		2,600	3,196

Total Luxembourg (Cost $4,428)			4,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 0.5%

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
6.500% due 06/09/2022	MXN	641,100	$38,938

Total Mexico (Cost $40,158)			38,938

NETHERLANDS 0.9%

ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.177% due 01/17/2023	EUR	505	569
Chapel BV
0.217% due 07/17/2066		9,031	9,514
0.477% due 11/17/2064		5,220	5,592
Halcyon Structured Asset Management European CLO BV
0.175% due 01/25/2023		656	742
Highlander Euro CDO BV
0.069% due 05/01/2023		150	167
Panther CDO BV
0.312% due 10/15/2084		5,824	6,445

			23,029

CORPORATE BONDS & NOTES 0.6%
Bank Nederlandse Gemeenten NV
1.250% due 06/25/2018		$5,000	5,013
4.750% due 03/06/2023	AUD	11,010	9,305
6.750% due 03/02/2018		4,600	3,793
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,264
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	13,228
Rabobank Group
8.375% due 07/26/2016 (f)		6,150	6,246
8.400% due 06/29/2017 (f)		5,400	5,710

			45,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.858% due 07/17/2041	EUR	1,200	1,173

Total Netherlands (Cost $69,435)			69,761

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%
Eksportfinans ASA
2.375% due 05/25/2016		$13,400	13,415
5.500% due 05/25/2016		2,000	2,012

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/26/2017		$1,000	$1,042

			16,469

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,677

Total Norway (Cost $24,548)			24,146

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	428

Total Poland (Cost $447)			428

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	20,700	5,771
4.750% due 01/15/2018 ^		3,400	948
Novo Banco S.A.
5.000% due 05/21/2019		4,400	3,849
5.000% due 05/23/2019		1,080	945

Total Portugal (Cost $33,934)			11,513

SLOVENIA 4.3%

SOVEREIGN ISSUES 4.3%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	1,494	1,759
4.125% due 02/18/2019		$19,100	20,179
4.700% due 11/01/2016	EUR	109,450	127,948
4.750% due 05/10/2018		$54,550	57,760
5.250% due 02/18/2024		70,300	78,908
5.500% due 10/26/2022		25,500	28,892
5.850% due 05/10/2023		17,150	19,812

Total Slovenia (Cost $338,293)			335,258

SPAIN 3.9%

CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	20,400	21,324
Banco Santander S.A.
6.250% due 09/11/2021 (f)		7,700	7,868

			29,192

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.015% due 09/22/2032		727	813

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.073% due 10/26/2032	EUR	3,543	$3,954
TDA Mixto Fondo de Titulizacion de Activos
0.118% due 12/27/2030		1,422	1,598

			6,365

SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.300% due 11/15/2016		24,900	28,232
4.750% due 06/04/2018		12,000	13,696
4.801% due 07/31/2020		8,000	9,009
4.950% due 02/11/2020		1,100	1,254
Autonomous Community of Madrid
4.125% due 05/21/2024		17,800	24,337
4.300% due 09/15/2026		2,400	3,376
Instituto de Credito Oficial
5.000% due 11/14/2016		$900	919
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	2,500	3,353
Spain Government International Bond
2.750% due 10/31/2024		43,800	55,874
2.900% due 10/31/2046		35,910	42,964
3.800% due 04/30/2024		11,700	15,987
4.200% due 01/31/2037		6,500	9,659
4.900% due 07/30/2040		10,200	16,742
5.250% due 04/06/2029	GBP	900	1,505
5.400% due 01/31/2023 (i)	EUR	20,000	29,618
Xunta de Galicia
6.964% due 12/28/2017		1,800	2,297

			258,822

Total Spain (Cost $285,630)			294,379

SUPRANATIONAL 1.3%

CORPORATE BONDS & NOTES 1.3%
African Development Bank
5.250% due 03/23/2022	AUD	200	173
Asian Development Bank
0.500% due 03/24/2020		7,300	5,108
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,212
EUROFIMA
6.250% due 12/28/2018		50,055	41,952
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,060
0.500% due 12/21/2023		500	305
European Investment Bank
0.500% due 06/21/2023		13,600	8,357
0.500% due 08/10/2023		20,700	12,653
6.250% due 06/08/2021		6,200	5,541
Inter-American Development Bank
1.875% due 03/15/2021		$18,800	19,130

26	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordic Investment Bank
5.000% due 04/19/2022	AUD	500	$429

Total Supranational (Cost $118,465)			101,920

SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.4%
Svenska Handelsbanken AB
1.781% due 03/30/2021		$18,650	18,744
Swedbank AB
2.200% due 03/04/2020		14,900	14,956

			33,700

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019	SEK	95,100	13,351

Total Sweden (Cost $49,290)			47,051

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.5%
Credit Suisse AG
6.500% due 08/08/2023		$4,414	4,766
UBS AG
4.750% due 05/22/2023		8,089	8,215
5.125% due 05/15/2024		4,200	4,268
7.250% due 02/22/2022		24,500	25,256

			42,505

SOVEREIGN ISSUES 0.2%
Switzerland Government Bond
3.500% due 04/08/2033	CHF	7,550	12,641

Total Switzerland (Cost $54,221)			55,146

UNITED KINGDOM 8.9%

CORPORATE BONDS & NOTES 2.7%
Barclays Bank PLC
2.250% due 05/10/2017		$6,000	6,075
7.625% due 11/21/2022		22,914	24,676
7.750% due 04/10/2023		10,951	11,512
9.000% due 10/11/2023 (f)	GBP	5,123	8,505
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	4,400	4,449
8.000% due 12/15/2020 (f)		1,200	1,325
HSBC Holdings PLC
2.874% due 03/08/2021		$26,000	26,621
5.100% due 04/05/2021		13,100	14,426
6.000% due 09/29/2023 (f)	EUR	12,800	13,838

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
2.050% due 01/22/2019		$11,400	$11,408
7.625% due 04/22/2025	GBP	1,000	1,807
9.875% due 12/16/2021		$2,044	2,156
12.000% due 12/16/2024 (f)		11,300	15,236
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	13,188	18,374
7.875% due 06/27/2029 (f)		1,000	1,391
Nationwide Building Society
10.250% due (f)		20	3,591
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$12,800	13,563
13.125% due 03/19/2022	AUD	1,500	1,232
Tesco PLC
5.000% due 03/24/2023	GBP	700	1,014
6.125% due 02/24/2022		8,399	12,965
Tesco Property Finance PLC
5.411% due 07/13/2044		9,928	12,378
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		2,800	3,850

			210,392

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Business Mortgage Finance PLC
0.973% due 02/15/2039		773	1,079
2.593% due 02/15/2041		9,154	12,858
Darrowby PLC
2.290% due 02/20/2044		9,337	13,511
EuroMASTR PLC
0.791% due 06/15/2040		196	255
Eurosail PLC
0.015% due 12/15/2044	EUR	7,714	7,154
0.035% due 03/13/2045		347	378
0.044% due 12/10/2044		4,689	5,090
0.668% due 06/10/2044	GBP	9,141	12,770
0.751% due 03/13/2045		58	79
0.891% due 06/13/2045		988	1,405
Gemgarto
3.543% due 05/14/2045		47	69
Great Hall Mortgages PLC
0.017% due 06/18/2038	EUR	32	34
0.433% due 03/18/2039		2,160	2,314
0.729% due 06/18/2039	GBP	48	65
0.769% due 06/18/2039		$1,821	1,659
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	277	392
Landmark Mortgage Securities PLC
0.809% due 06/17/2038		45	60
Leek Finance PLC
0.883% due 09/21/2038		$5,968	6,313
0.903% due 12/21/2037		2,608	2,806

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ludgate Funding PLC
0.028% due 01/01/2061	EUR	252	$255
Mansard Mortgages PLC
1.241% due 12/15/2049	GBP	12,388	16,806
Money Partners Securities PLC
0.971% due 03/15/2040		716	959
Newgate Funding PLC
0.108% due 12/01/2050	EUR	5,492	5,199
0.375% due 12/15/2050		10,390	10,927
0.759% due 12/01/2050	GBP	91	116
0.791% due 12/15/2050		4,795	5,639
1.025% due 12/15/2050	EUR	2,157	2,063
1.275% due 12/15/2050		3,538	3,214
1.591% due 12/15/2050	GBP	4,746	5,949
1.841% due 12/15/2050		2,675	3,333
Paragon Mortgages PLC
0.095% due 06/15/2041	EUR	300	299
0.177% due 05/15/2041		331	342
0.953% due 05/15/2041	GBP	33	43
Preferred Residential Securities PLC
1.341% due 12/15/2042		36	44
ResLoC UK PLC
0.751% due 12/15/2043		902	1,158
0.811% due 12/15/2043		1,553	1,870
RMAC Securities PLC
0.011% due 06/12/2044	EUR	159	148
0.741% due 06/12/2044	GBP	2,817	3,613
0.761% due 06/12/2044		7,659	9,867
0.782% due 06/12/2044		$393	351
Silk Road Finance PLC
1.938% due 06/21/2055	GBP	34	49
Tenterden Funding PLC
2.088% due 03/21/2044		3,120	4,496
Thrones PLC
2.090% due 07/20/2044		2,627	3,781
Uropa Securities PLC
0.008% due 10/10/2040	EUR	87	98

			148,910

SOVEREIGN ISSUES 4.3%
United Kingdom Gilt
3.250% due 01/22/2044 (i)	GBP	79,600	137,145
3.500% due 01/22/2045		64,700	116,798
4.250% due 12/07/2040 (i)		40,600	80,610

			334,553

Total United Kingdom (Cost $688,476)			693,855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 27.9%

ASSET-BACKED SECURITIES 6.8%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033	$250	$238
ACE Securities Corp. Home Equity Loan Trust
0.823% due 02/25/2036	20,000	6,666
1.113% due 09/25/2035	7,279	5,685
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.903% due 10/25/2035	2,300	2,248
Amortizing Residential Collateral Trust
1.013% due 07/25/2032	44	41
Amresco Residential Securities Corp. Mortgage Loan Trust
1.373% due 06/25/2029	221	204
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 02/25/2034	570	508
Asset-Backed Funding Certificates Trust
0.563% due 01/25/2037	7,311	4,698
Asset-Backed Securities Corp. Home Equity Loan Trust
1.528% due 02/25/2035	9,804	7,855
1.786% due 04/15/2033	1,509	1,459
Bear Stearns Asset-Backed Securities Trust
0.656% due 03/25/2037	11,033	7,371
1.093% due 10/25/2032	25	24
1.233% due 10/27/2032	48	45
1.433% due 10/25/2037	76	70
BNC Mortgage Loan Trust
0.533% due 05/25/2037	536	523
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045	448	304
0.583% due 12/25/2036	9,533	5,203
0.593% due 12/25/2036	4,926	3,187
0.603% due 05/25/2037	10,000	9,095
0.613% due 01/25/2037	10,236	6,250
0.693% due 03/25/2036	10,900	8,290
0.693% due 03/25/2037	4,594	3,491
0.693% due 06/25/2037	3,726	2,418
0.733% due 08/25/2036	16,899	10,386
4.547% due 10/25/2037	3,269	3,013
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	32	33
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^	2,205	1,973
0.573% due 05/25/2035	8,989	7,439
0.573% due 06/25/2035	11,457	9,180
0.573% due 08/25/2037	8,997	7,023
0.573% due 06/25/2047 ^	1,881	1,510
0.593% due 05/25/2036	10,942	11,359
0.603% due 06/25/2047	6,869	6,497

28	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.613% due 09/25/2036	$92	$90
0.633% due 06/25/2047	11,094	8,130
0.673% due 03/25/2036	3,157	2,872
0.723% due 07/25/2036	8,500	7,565
0.753% due 05/25/2047	16,076	6,868
0.773% due 12/25/2036 ^	648	438
1.083% due 01/25/2036	4,900	3,321
1.408% due 06/25/2035	370	367
5.352% due 08/25/2035 ^	4,036	3,943
Countrywide Asset-Backed Certificates Trust
0.583% due 03/25/2047	1,742	1,546
1.033% due 08/25/2035	921	914
1.106% due 10/25/2035	12,200	9,696
1.686% due 07/25/2035	18,080	13,150
2.011% due 12/25/2034	10,071	8,013
4.740% due 10/25/2035	459	467
Credit Suisse First Boston Mortgage Securities Corp.
1.053% due 01/25/2032	56	48
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.432% due 12/20/2027	6	6
First Franklin Mortgage Loan Trust
0.793% due 10/25/2035	3,079	2,866
1.333% due 03/25/2034	1,999	1,843
Fremont Home Loan Trust
0.583% due 10/25/2036	9,397	4,401
0.703% due 02/25/2036	7,522	4,977
0.773% due 11/25/2035	8,715	7,762
GSAA Trust
0.613% due 03/25/2036	12,964	7,482
5.995% due 03/25/2046 ^	1,847	1,312
Home Equity Asset Trust
1.033% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.693% due 04/25/2037	11,015	6,028
0.843% due 01/25/2036	4,500	2,991
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.603% due 04/25/2037	7,271	4,303
0.673% due 04/25/2037	13,436	7,784
JPMorgan Mortgage Acquisition Trust
0.543% due 08/25/2036	119	56
0.563% due 08/25/2036	9,167	7,861
0.568% due 07/25/2036	5,775	3,909
0.703% due 08/25/2036	9,100	5,905
Long Beach Mortgage Loan Trust
0.583% due 05/25/2036	30,132	15,370
0.693% due 08/25/2045	3,563	2,696
0.993% due 10/25/2034	12	12
1.258% due 06/25/2035	701	697
MASTR Asset-Backed Securities Trust
0.533% due 08/25/2036	9,089	3,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.583% due 03/25/2036	$1,282	$791
0.583% due 10/25/2036	15,445	6,167
0.653% due 10/25/2036	4,596	1,867
0.923% due 10/25/2035	10,803	7,764
Merrill Lynch Mortgage Investors Trust
0.513% due 09/25/2037	41	15
0.553% due 02/25/2037	64	27
0.913% due 05/25/2036	1,287	1,172
MESA Trust
1.233% due 12/25/2031	164	151
Morgan Stanley ABS Capital, Inc. Trust
0.563% due 10/25/2036	1,452	1,101
0.573% due 05/25/2037	5,790	3,671
0.583% due 11/25/2036	16,049	9,179
0.673% due 06/25/2036	7,207	4,521
Morgan Stanley Home Equity Loan Trust
0.603% due 04/25/2037	16,307	8,938
0.663% due 04/25/2037	12,006	6,646
0.783% due 04/25/2037	1,727	973
Morgan Stanley Mortgage Loan Trust
0.503% due 01/25/2047 ^	5	5
5.919% due 09/25/2046 ^	1,998	1,030
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.723% due 03/25/2036	5,923	4,283
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037	29,172	18,157
Option One Mortgage Loan Trust
0.573% due 02/25/2037	21,202	11,222
0.623% due 01/25/2036	522	508
1.213% due 02/25/2035	7,954	6,078
Popular ABS Mortgage Pass-Through Trust
0.523% due 06/25/2047 ^	9	9
RAAC Trust
0.936% due 02/25/2037	8,000	5,416
1.633% due 09/25/2047	6,048	5,857
Renaissance Home Equity Loan Trust
0.933% due 12/25/2033	71	66
5.294% due 01/25/2037	15,098	7,681
5.675% due 06/25/2037 ^	16,777	7,520
5.731% due 11/25/2036	33,588	17,758
Residential Asset Mortgage Products Trust
0.656% due 12/25/2035	4,811	3,554
0.733% due 03/25/2036	4,998	4,339
0.793% due 02/25/2036	3,075	2,068
0.996% due 06/25/2032	63	59
Residential Asset Securities Corp. Trust
0.593% due 07/25/2036	576	555
0.933% due 07/25/2032 ^	124	109
1.273% due 09/25/2034	1,384	1,170
Saxon Asset Securities Trust
2.183% due 12/25/2037	7,736	6,158
2.233% due 05/25/2031	1,157	994

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
0.563% due 05/25/2037 ^	$384	$248
0.603% due 08/25/2036	819	326
Soundview Home Loan Trust
0.493% due 11/25/2036	46	15
0.593% due 10/25/2036	7,135	6,322
0.683% due 11/25/2036	15,000	9,978
0.703% due 12/25/2036	14,457	9,504
0.713% due 05/25/2036	7,215	5,655
Specialty Underwriting & Residential Finance Trust
0.783% due 09/25/2036	889	884
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 03/25/2036	3,914	3,121
0.653% due 12/25/2036	19,167	10,653
0.663% due 05/25/2047	5,200	3,934
WaMu Asset-Backed Certificates Trust
0.723% due 05/25/2047	8,600	5,551
Wells Fargo Home Equity Asset-Backed Securities Trust
0.663% due 01/25/2037	21,575	13,402

		520,960

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.250% due 08/24/2021	3,300	3,298
3.500% due 01/24/2023	10,500	10,525

		13,823

CORPORATE BONDS & NOTES 3.0%
Ally Financial, Inc.
2.500% due 03/15/2017 (g)	6,000	5,913
2.750% due 01/30/2017	600	599
3.250% due 09/29/2017	1,582	1,578
3.500% due 07/18/2016	3,600	3,611
3.600% due 05/21/2018	4,600	4,589
5.500% due 02/15/2017	1,300	1,327
American International Group, Inc.
3.900% due 04/01/2026	8,400	8,448
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	6,900	7,098
3.300% due 02/01/2023	6,600	6,870
Aviation Capital Group Corp.
7.125% due 10/15/2020	1,100	1,244
Bank of America Corp.
6.100% due 03/17/2025 (f)	14,600	14,399
BellSouth Corp.
4.821% due 04/26/2021	28,900	28,973
CCO Safari LLC
3.579% due 07/23/2020	400	409
4.464% due 07/23/2022	11,550	12,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.908% due 07/23/2025		$2,700	$2,853
6.384% due 10/23/2035		4,096	4,523
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,036
Citigroup, Inc.
5.950% due 05/15/2025 (f)		18,000	17,347
6.125% due 11/15/2020 (f)		5,600	5,621
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		1,000	999
1.557% due 01/09/2018		2,600	2,570
3.000% due 06/12/2017		4,000	4,054
3.200% due 01/15/2021		700	717
8.000% due 12/15/2016		900	940
Goldman Sachs Group, Inc.
2.875% due 02/25/2021		4,200	4,281
International Lease Finance Corp.
5.750% due 05/15/2016		1,000	1,003
6.750% due 09/01/2016		7,100	7,215
8.750% due 03/15/2017		1,200	1,267
JPMorgan Chase & Co.
2.550% due 10/29/2020		39,500	40,074
Kinder Morgan, Inc.
5.000% due 02/15/2021		3,100	3,168
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	532
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,963
MGM Resorts International
7.625% due 01/15/2017		600	624
SLM Student Loan Trust
1.141% due 03/15/2038	GBP	3,923	4,663
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,600	5,796
Verizon Communications, Inc.
4.500% due 09/15/2020		3,800	4,207
Wells Fargo & Co.
3.000% due 02/19/2025		13,800	13,937

			233,562

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		100	145
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		1,600	1,974
7.950% due 03/01/2036		900	1,093
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		930	935

30	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	$1,000	$1,365
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	670
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,276

		9,458

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust
2.787% due 09/25/2035	362	299
American Home Mortgage Assets Trust
0.623% due 05/25/2046 ^	442	321
Banc of America Alternative Loan Trust
6.000% due 09/25/2034	6,789	6,559
6.500% due 04/25/2036 ^	6,366	5,376
Banc of America Commercial Mortgage Trust
5.543% due 06/10/2049	1,526	1,564
Banc of America Funding Trust
0.712% due 06/20/2047	2,000	1,411
2.815% due 02/20/2036	3,313	3,247
3.023% due 01/20/2047 ^	276	232
3.041% due 11/20/2034	751	711
3.062% due 03/20/2036	334	308
3.232% due 10/20/2046 ^	77	57
5.500% due 01/25/2036	465	473
6.000% due 03/25/2037 ^	594	509
Banc of America Mortgage Trust
2.777% due 06/25/2035	634	602
2.853% due 09/25/2035 ^	83	76
2.880% due 04/25/2035	610	560
BCAP LLC Trust
1.062% due 01/26/2047	914	806
2.696% due 02/26/2036	367	366
5.248% due 03/26/2037	4,408	4,271
5.250% due 02/26/2036	1,324	1,168
5.250% due 04/26/2037	3,216	2,948
5.250% due 08/26/2037	1,335	1,395
Bear Stearns Adjustable Rate Mortgage Trust
2.695% due 10/25/2033	196	197
2.785% due 01/25/2035	753	735
2.799% due 05/25/2034	233	219
2.822% due 05/25/2034	373	362
2.848% due 07/25/2034	355	347
2.862% due 10/25/2035	79	79
2.924% due 03/25/2035	296	298
3.003% due 02/25/2034	38	37
3.226% due 11/25/2034	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
2.521% due 01/25/2036 ^	$386	$316
2.620% due 08/25/2036 ^	312	229
2.708% due 08/25/2036 ^	1,068	671
2.792% due 09/25/2035	5,963	4,987
2.871% due 11/25/2035 ^	122	90
3.111% due 08/25/2036 ^	2,097	1,550
4.397% due 11/25/2036 ^	620	437
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046	86	61
Chase Mortgage Finance Trust
2.756% due 02/25/2037	761	763
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.663% due 05/25/2036	1,745	1,527
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	165	157
Citigroup Mortgage Loan Trust, Inc.
2.406% due 03/25/2037 ^	1,285	887
2.430% due 09/25/2035	622	619
2.630% due 07/25/2046 ^	1,691	1,466
2.650% due 09/25/2035	747	746
2.660% due 05/25/2035	182	179
2.744% due 08/25/2035	92	91
2.932% due 09/25/2037 ^	1,634	1,479
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.603% due 09/25/2035 ^	4,837	4,141
Commercial Mortgage Trust
0.583% due 03/10/2046 (a)	13,000	464
1.565% due 07/10/2046 (a)	11,966	303
1.733% due 01/10/2046 (a)	9,540	625
1.971% due 07/10/2046 (a)	7,502	520
Countrywide Alternative Loan Trust
0.573% due 04/25/2047	1,465	1,227
0.603% due 01/25/2037 ^	508	494
0.612% due 02/20/2047 ^	522	390
0.622% due 09/20/2046	9,263	7,725
0.623% due 09/25/2046 ^	1,228	1,077
0.642% due 03/20/2046	135	99
0.642% due 05/20/2046 ^	1,015	765
0.642% due 07/20/2046 ^	886	613
0.643% due 07/25/2046 ^	84	64
0.713% due 02/25/2037	542	419
0.783% due 05/25/2037 ^	788	467
0.833% due 09/25/2035 ^	444	361
0.883% due 09/25/2035 ^	2,263	1,699
1.351% due 12/25/2035	106	89
1.601% due 11/25/2047 ^	6,251	4,649
1.731% due 11/25/2047 ^	14,524	10,909
1.751% due 08/25/2035	707	623
1.767% due 11/25/2035	500	407
2.307% due 11/25/2035	484	406
2.904% due 02/25/2037 ^	318	284

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/25/2035	$10,681	$8,853
5.250% due 06/25/2035 ^	273	249
6.000% due 01/25/2037 ^	1,371	1,180
6.250% due 08/25/2037 ^	635	517
6.500% due 08/25/2032	83	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.723% due 04/25/2035	27	24
0.973% due 03/25/2035	1,117	1,036
1.073% due 03/25/2035	987	754
1.093% due 02/25/2035	19	17
2.514% due 05/20/2036	776	712
2.564% due 02/20/2036 ^	1,274	1,135
2.603% due 09/20/2036 ^	256	221
2.662% due 04/20/2036	14,468	13,187
2.664% due 11/25/2034	1,177	1,114
2.691% due 03/25/2037 ^	479	394
2.745% due 08/25/2034 ^	423	365
2.763% due 08/25/2034 ^	104	91
2.807% due 11/19/2033	19	19
2.855% due 02/25/2047 ^	514	460
Credit Suisse First Boston Mortgage Securities Corp.
1.583% due 03/25/2034 ^	200	193
2.373% due 07/25/2033	29	29
2.612% due 08/25/2033	122	121
DBUBS Mortgage Trust
0.306% due 11/10/2046 (a)	16,942	231
0.961% due 11/10/2046 (a)	17,797	436
Deutsche ALT-A Securities, Inc.
0.573% due 07/25/2047	836	665
0.623% due 08/25/2047	14,620	10,553
1.183% due 10/25/2047	5,282	3,970
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.739% due 06/26/2035	328	325
Downey Savings & Loan Association Mortgage Loan Trust
0.752% due 07/19/2045 ^	77	9
Extended Stay America Trust
0.000% due 12/05/2031 (a)	37,000	2
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035	294	260
2.750% due 10/25/2035	323	315
First Republic Mortgage Loan Trust
0.786% due 11/15/2031	73	70
GMAC Mortgage Corp. Loan Trust
3.160% due 06/25/2034	50	49
GreenPoint Mortgage Funding Trust
0.613% due 01/25/2037	842	672
0.643% due 04/25/2036	724	537
0.703% due 11/25/2045	156	134
Greenpoint Mortgage Pass-Through Certificates
3.092% due 10/25/2033	44	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039	$927	$946
GS Mortgage Securities Corp.
1.611% due 02/10/2046 (a)	13,741	1,106
2.312% due 11/10/2045 (a)	24,722	2,281
GSR Mortgage Loan Trust
2.220% due 03/25/2033	139	137
2.838% due 09/25/2035	678	681
2.849% due 11/25/2035	951	914
2.869% due 05/25/2035	264	244
2.974% due 01/25/2035	892	858
2.992% due 04/25/2035	59	58
HarborView Mortgage Loan Trust
0.612% due 07/19/2046 ^	1,905	1,101
0.622% due 09/19/2037	1,396	1,107
0.670% due 03/19/2036	215	154
2.681% due 05/19/2033	278	273
2.711% due 07/19/2035	233	204
HomeBanc Mortgage Trust
2.441% due 04/25/2037 ^	1,410	880
4.337% due 04/25/2037 ^	411	330
Impac CMB Trust
1.153% due 10/25/2034	1,266	1,083
1.213% due 10/25/2034	636	582
1.433% due 07/25/2033	48	46
IndyMac Mortgage Loan Trust
0.613% due 07/25/2047	4,677	3,069
0.623% due 09/25/2046	4,437	3,640
0.676% due 06/25/2037	1,174	1,007
0.683% due 02/25/2037	1,100	697
0.733% due 11/25/2035 ^	312	185
0.733% due 06/25/2037 ^	518	270
2.711% due 12/25/2034	144	136
2.836% due 03/25/2036	8,884	6,641
3.076% due 11/25/2035 ^	1,389	1,268
4.614% due 08/25/2036	848	802
JPMBB Commercial Mortgage Securities Trust
1.256% due 04/15/2047 (a)	58,875	2,564
JPMorgan Alternative Loan Trust
0.673% due 10/25/2036	27,757	21,375
0.703% due 03/25/2036 ^	1,520	1,469
2.723% due 12/25/2035 ^	21,715	18,362
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.260% due 12/15/2047 (a)	81,681	4,625
4.070% due 11/15/2043	300	322
JPMorgan Mortgage Trust
2.137% due 11/25/2033	171	166
2.737% due 09/25/2035	538	482
2.746% due 10/25/2035	32	31
2.759% due 07/25/2035	274	271
2.764% due 02/25/2036 ^	959	838
2.796% due 07/25/2035	112	111

32	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Luminent Mortgage Trust
0.597% due 12/25/2036	$2,837	$2,261
MASTR Adjustable Rate Mortgages Trust
0.643% due 04/25/2046	2,569	1,830
0.733% due 05/25/2047 ^	1,280	798
MASTR Alternative Loan Trust
0.833% due 03/25/2036	442	99
6.000% due 03/25/2036 ^	2,839	2,650
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.916% due 06/15/2030	44	41
2.610% due 10/20/2029	22	22
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	1,035	942
0.683% due 11/25/2035	1,942	1,745
0.683% due 08/25/2036	56	55
1.904% due 10/25/2035	2,141	2,074
2.334% due 02/25/2033	147	141
2.575% due 06/25/2035	554	538
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.864% due 08/12/2049	698	723
Morgan Stanley Bank of America Merrill Lynch Trust
1.324% due 05/15/2046 (a)	64,312	3,664
1.653% due 02/15/2046 (a)	59,852	4,140
1.745% due 08/15/2045 (a)	42,244	2,718
Morgan Stanley Capital Trust
0.586% due 07/12/2044	2,946	2,944
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.193% due 08/25/2034	49	47
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.713% due 12/25/2035	2,346	2,043
Residential Accredit Loans, Inc. Trust
0.583% due 02/25/2047	2,384	1,258
0.613% due 07/25/2036	23,556	14,321
0.633% due 12/25/2046 ^	1,075	738
0.643% due 04/25/2046	64	28
0.703% due 05/25/2046 ^	834	510
Residential Asset Securitization Trust
0.833% due 01/25/2046 ^	156	75
0.883% due 12/25/2036 ^	448	121
5.750% due 02/25/2036	9,879	8,810
6.250% due 10/25/2036 ^	329	272
6.500% due 08/25/2036 ^	733	423
Residential Funding Mortgage Securities, Inc. Trust
3.190% due 09/25/2035 ^	377	289
6.500% due 03/25/2032	55	57
Royal Bank of Scotland Capital Funding Trust
6.095% due 12/16/2049	2,594	2,680
Sequoia Mortgage Trust
2.734% due 09/20/2046 ^	7,332	5,837
2.756% due 04/20/2035	216	224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
2.707% due 08/25/2035	$757	$704
2.718% due 04/25/2034	285	282
2.772% due 02/25/2036 ^	2,504	2,193
2.795% due 02/25/2034	225	224
2.804% due 09/25/2036 ^	1,198	770
2.863% due 05/25/2036 ^	870	793
2.868% due 09/25/2034	86	86
Structured Asset Mortgage Investments Trust
0.623% due 06/25/2036	127	105
0.643% due 05/25/2036	822	635
0.653% due 05/25/2036	4,838	3,561
0.653% due 09/25/2047	5,554	4,291
0.693% due 05/25/2046 ^	153	59
0.733% due 08/25/2036 ^	1,600	696
0.743% due 12/25/2035 ^	13	10
1.012% due 07/19/2034	14	14
1.851% due 08/25/2047 ^	2,121	1,737
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	716	722
Thornburg Mortgage Securities Trust
1.683% due 06/25/2037 ^	2,511	2,192
2.234% due 10/25/2043	96	93
2.394% due 06/25/2047 ^	3,297	2,952
2.487% due 06/25/2037	14,866	14,026
2.537% due 03/25/2037	1,369	1,208
5.750% due 06/25/2037	5,539	5,396
5.750% due 06/25/2047	124	114
6.103% due 09/25/2037	132	133
UBS-Barclays Commercial Mortgage Trust
1.807% due 12/10/2045 (a)	61,081	5,143
UBS-Citigroup Commercial Mortgage Trust
2.423% due 01/10/2045 (a)	22,464	1,667
WaMu Mortgage Pass-Through Certificates Trust
0.713% due 11/25/2045	5,620	4,870
0.723% due 07/25/2045	2,070	1,944
0.743% due 01/25/2045	491	464
1.111% due 04/25/2047	4,322	3,607
1.113% due 01/25/2045	3,717	3,379
1.132% due 12/25/2046	216	182
1.173% due 11/25/2034	1,113	995
1.331% due 06/25/2046	1,283	1,188
1.351% due 02/25/2046	2,989	2,721
1.914% due 02/27/2034	330	319
2.155% due 10/25/2046	1,728	1,537
2.394% due 02/25/2037 ^	10,091	8,786
2.431% due 10/25/2035	699	669
2.540% due 04/25/2035	781	773
2.571% due 12/25/2035	625	588
2.574% due 06/25/2033	91	92
5.884% due 08/25/2046 ^	2,526	2,296
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	1	1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
0.623% due 07/25/2046	$5,632	$4,093
0.683% due 07/25/2046 ^	41	18
1.121% due 04/25/2047 ^	266	29
1.121% due 04/25/2047	14,733	10,488
1.191% due 05/25/2047 ^	186	13
1.291% due 07/25/2046 ^	621	388
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	215	190
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	476	413
2.735% due 10/25/2036	88	84
2.757% due 10/25/2035	600	574
2.759% due 03/25/2036	45	45
2.761% due 10/25/2035	330	329
2.771% due 06/25/2035	1,299	1,283
2.787% due 12/25/2033	5	5
2.812% due 04/25/2036	99	99
2.841% due 06/25/2035	386	393
2.867% due 03/25/2035	4,272	4,266
3.401% due 04/25/2036 ^	111	17
Wells Fargo-RBS Commercial Mortgage Trust
0.323% due 03/15/2048 (a)	40,000	903
1.407% due 03/15/2048 (a)	109,797	7,054
1.463% due 03/15/2045 (a)	72,187	3,992

		404,974

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.730% due 03/15/2017	20,000	489

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
0.533% due 01/25/2021	$1	1
0.553% due 03/25/2034	72	72
0.633% due 10/27/2037	458	456
0.733% due 03/25/2036	34	34
0.863% due 11/25/2040	3,415	3,408
0.883% due 11/25/2040	6,118	6,113
0.933% due 10/25/2040 - 12/25/2040	6,884	6,888
1.522% due 06/01/2043	80	82
2.255% due 12/01/2034	303	316
2.319% due 01/25/2022 (a)	24,052	2,211
2.375% due 06/01/2035	237	248
2.395% due 08/01/2036	190	199
2.425% due 08/01/2023	47	50
2.500% due 04/01/2045	969	967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.540% due 11/01/2022	$9	$9
2.575% due 01/01/2023	31	31
2.641% due 11/01/2034	1,632	1,721
2.703% due 04/01/2032	36	38
2.836% due 12/01/2030	12	12
3.500% due 03/01/2020 - 05/01/2029	16,836	17,880
4.295% due 06/01/2021	2,021	2,259
4.500% due 03/01/2044 - 08/01/2045	11,000	11,970
6.000% due 04/25/2043 - 07/25/2044	1,338	1,539
Fannie Mae, TBA
3.500% due 04/01/2046	11,300	11,852
4.000% due 06/01/2046	1,100	1,172
4.500% due 04/01/2046	92,000	100,117
Freddie Mac
0.887% due 09/25/2022 (a)	24,270	1,096
0.916% due 10/15/2040	3,953	3,955
1.036% due 12/15/2037	1,126	1,130
1.039% due 11/25/2022 (a)	33,825	1,842
1.288% due 08/25/2019 (a)	38,740	1,520
1.368% due 11/25/2019 (a)	35,281	1,512
1.522% due 10/25/2044 - 02/25/2045	2,801	2,855
1.550% due 10/25/2021 (a)	29,165	2,025
1.642% due 06/25/2020 (a)	36,720	1,860
2.360% due 06/01/2022	65	66
2.521% due 09/01/2035	109	115
6.000% due 12/01/2033	815	918
6.500% due 11/15/2023	35	39
Freddie Mac, TBA
3.500% due 05/01/2046	9,000	9,408
Ginnie Mae
1.750% due 05/20/2022 - 05/20/2030	305	313
1.875% due 09/20/2022 - 09/20/2026	171	177
2.000% due 11/20/2021 - 11/20/2030	186	193
6.000% due 08/20/2034	10,357	11,941
NCUA Guaranteed Notes
0.908% due 11/05/2020	37,638	37,617
0.998% due 12/08/2020	17,817	17,851
Small Business Administration
5.110% due 04/01/2025	54	58

		266,136

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Bonds
5.250% due 02/15/2029 (m)	8,600	11,817
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)	23,969	24,357
0.125% due 07/15/2022 (i)(k)(m)	114,865	117,020

34	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2023 (k)(m)		$112,796	$113,885
0.250% due 01/15/2025 (i)(k)(m)		353,475	356,867
0.375% due 07/15/2025 (k)(m)		12,787	13,079
1.375% due 01/15/2020 (k)(m)		3,177	3,403
1.375% due 02/15/2044 (m)		2,033	2,282
2.375% due 01/15/2025 (k)(m)		8,923	10,639
2.375% due 01/15/2027 (m)		4,934	6,035
2.500% due 01/15/2029 (k)(m)		5,848	7,358
U.S. Treasury Notes
2.125% due 05/15/2025 (k)(m)		7,000	7,221
U.S. Treasury Strips (d)
0.000% due 11/15/2023		11,000	9,649
0.000% due 05/15/2026		28,100	22,990

			706,602

Total United States (Cost $2,154,649)			2,156,004

SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.997% due 04/11/2016		$28,300	28,302

REPURCHASE AGREEMENTS (h) 0.0%
			2,928

JAPAN TREASURY BILLS 15.1%
(0.110%) due 05/16/2016 - 06/20/2016 (c)(d)	JPY	130,780,000	1,162,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.219% due 04/07/2016 - 04/28/2016 (c)(d)(i)(m)	$16,485	$16,484

Total Short-Term Instruments (Cost $1,202,723)		1,209,946

Total Investments in Securities (Cost $8,139,984)		8,278,554

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	33,799	334

Total Short-Term Instruments (Cost $334)		334

Total Investments in Affiliates (Cost $334)		334

Total Investments 107.3% (Cost $8,140,318)		$8,278,888

Financial Derivative Instruments (j)(l) (0.4%) (Cost or Premiums, net $(3,602))		(33,738)

Other Assets and Liabilities,
net (6.9%)		(532,358)

Net Assets 100.0%		$7,712,792

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 6,000	$ 5,913	0.08%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$2,928	U.S. Treasury Notes 3.750% due 11/15/2018	$(2,992)	$2,928	$2,928

Total Repurchase Agreements						$(2,992)	$2,928	$2,928

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.200)%	02/04/2016	05/04/2016	EUR	(12,900)	$(14,674)
	(0.200)	02/10/2016	05/04/2016		(105,775)	(120,327)
GRE	0.650	03/22/2016	04/05/2016	$	(12,371)	(12,373)
MBC	(0.350)	03/22/2016	04/12/2016	EUR	(6,512)	(7,410)
	0.730	02/11/2016	05/11/2016	GBP	(5,642)	(8,112)
RDR	0.530	03/14/2016	04/11/2016	$	(32,840)	(32,849)
SCX	0.700	02/11/2016	05/11/2016	GBP	(21,443)	(30,826)
UBS	(0.340)	03/24/2016	04/12/2016	EUR	(21,767)	(24,767)

Total Reverse Repurchase Agreements						$(251,338)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.260)%	01/12/2016	04/12/2016	EUR	(54,595)	$(62,139)
MSC	0.669	02/10/2016	04/11/2016	$	(2,919)	(2,922)
MYI	(0.400)	03/31/2016	04/12/2016	EUR	(65,709)	(74,818)

Total Sale-Buyback Transactions						$(139,879)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(544,898) at a weighted average interest rate of (0.005)%.
(3)	Payable for sale-buyback transactions includes $114 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.500%	04/01/2046	$103,000	$(111,658)	$(112,087)

Total Short Sales				$(111,658)	$(112,087)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

36	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(i)	Securities with an aggregate market value of $400,089 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BPS	$0	$(135,001)	$0	$(135,001)	$134,513	$(488)
GRE	0	(12,373)	0	(12,373)	12,484	111
MBC	0	(15,522)	0	(15,522)	15,397	(125)
RDR	0	(32,849)	0	(32,849)	32,955	106
SCX	0	(30,826)	0	(30,826)	30,854	28
SSB	2,928	0	0	2,928	(2,992)	(64)
UBS	0	(24,767)	0	(24,767)	24,272	(495)

Master Securities Forward Transaction Agreement
BPS	0	0	(62,139)	(62,139)	60,469	(1,670)
MSC	0	0	(2,922)	(2,922)	3,029	107
MYI	0	0	(74,818)	(74,818)	73,337	(1,481)

Total Borrowings and Other Financing Transactions	$2,928	$(251,338)	$(139,879)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(32,177)	$(173,939)	$0	$(206,116)
U.S. Treasury Obligations	0	(45,222)	0	0	(45,222)

Total	$0	$(77,399)	$(173,939)	$0	$(251,338)

Sale-Buyback Transactions
Sovereign Issues	0	(136,957)	0	0	(136,957)
U.S. Treasury Obligations	0	(2,922)	0	0	(2,922)

Total	$0	$(139,879)	$0	$0	$(139,879)

Total Borrowings	$0	$(217,278)	$(173,939)	$0	$(391,217)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(391,217)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/20/2016	7,836	$67	$122

Total Purchased Options				$67	$122

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,487	$279	$0	$(18)
90-Day Eurodollar June Futures	Short	06/2016	828	52	0	0
90-Day Eurodollar March Futures	Short	03/2017	984	184	0	(25)
90-Day Eurodollar September Futures	Short	09/2016	1,452	(4)	0	0
90-Day Eurodollar September Futures	Short	09/2017	343	(18)	0	(26)
Australia Government 3-Year Note June Futures	Long	06/2016	697	100	149	0
Canada Government 10-Year Bond June Futures	Short	06/2016	117	112	53	0
Euro-Bobl June Futures	Long	06/2016	9,362	(528)	0	(746)
Euro-BONO June Futures June Futures	Long	06/2016	318	793	47	(18)
Euro-BTP Italy Government Bond June Futures	Long	06/2016	802	1,985	237	(18)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	589	(660)	107	(33)
Euro-Bund 10-Year Bond June Futures	Short	06/2016	2,083	(2,025)	640	(142)
Euro-Buxl 30-Year Bond June Futures	Short	06/2016	252	(1,193)	258	(115)
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2016	3,052	7,479	174	(382)
Japan Government 10-Year Bond June Futures	Long	06/2016	134	587	48	(631)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	1,989	349	329	(16)
U.S. Treasury 10-Year Note June Futures	Long	06/2016	12,249	(3,669)	4,585	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2016	35	31	0	(34)
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	33	20	0	(35)
United Kingdom Long Gilt June Futures	Short	06/2016	162	(94)	75	(84)

Total Futures Contracts				$3,780	$6,702	$(2,323)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$999,400	$5,339	$6,040	$0	$(94)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

38	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill *	2.200%	06/16/2026	CAD	115,600	$(5,620)	$(626)	$411	$0
Pay	3-Month CHF-LIBOR	0.050	03/16/2026	CHF	39,600	848	857	0	(7)
Pay	3-Month SEK-STIBOR	1.013	01/23/2025	SEK	14,100	8	61	0	(2)
Pay	3-Month SEK-STIBOR	1.023	01/23/2025		11,500	8	50	0	(2)
Pay	3-Month SEK-STIBOR	1.033	01/23/2025		11,900	10	51	0	(2)
Pay	3-Month SEK-STIBOR	1.036	01/23/2025		13,600	12	59	0	(2)
Pay	3-Month USD-LIBOR	1.500	12/16/2017	$	7,400	116	43	1	0
Pay	3-Month USD-LIBOR *	1.250	06/15/2018		121,100	844	353	47	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		79,500	(3,315)	(33)	0	(182)
Receive	3-Month USD-LIBOR	2.300	01/13/2023		121,900	(7,715)	(255)	0	(300)
Receive	3-Month USD-LIBOR *	2.000	06/15/2023		1,129,500	(42,342)	(8,314)	0	(2,231)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		248,700	(21,754)	(10,707)	0	(936)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		1,181,600	(61,764)	(22,903)	0	(4,400)
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	(141)	(6)	0	(8)
Pay	3-Month USD-LIBOR *	2.500	06/15/2046		30,100	2,254	410	208	0
Pay	3-Month ZAR-JIBAR *	9.000	09/21/2026	ZAR	300,000	242	76	253	0
Receive	6-Month AUD-BBR-BBSW	3.500	12/17/2025	AUD	24,100	(1,514)	(882)	0	(142)
Receive	6-Month AUD-BBR-BBSW *	3.250	06/17/2026		1,300	(55)	(2)	0	(8)
Pay	6-Month EUR-EURIBOR *	0.000	09/21/2021	EUR	640,400	(3,592)	1,369	0	(301)
Pay	6-Month EUR-EURIBOR	1.000	11/30/2025		125,500	7,140	5,084	0	(204)
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		43,200	1,191	2,414	0	(70)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026		121,750	1,696	1,393	0	(213)
Receive	6-Month EUR-EURIBOR	1.564	11/30/2045		55,700	(9,184)	(6,903)	68	0
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		133,300	(6,869)	(865)	101	0
Receive	6-Month GBP-LIBOR *	1.750	09/16/2018	GBP	283,000	(7,377)	(3,260)	0	(259)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		700	24	20	1	0
Pay	6-Month GBP-LIBOR *	1.250	09/21/2021		411,800	5,124	2,707	851	0
Pay	6-Month GBP-LIBOR *	1.500	09/21/2026		73,900	268	778	137	0
Pay	6-Month GBP-LIBOR *	1.750	03/15/2047		12,200	397	191	82	0
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	98,320,000	4,553	3,773	65	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,030,000	(548)	(267)	17	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		5,690,000	(1,667)	(1,001)	72	0
Pay	6-Month JPY-LIBOR	1.000	12/18/2025		18,920,000	14,382	6,749	0	(493)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026		17,970,000	2,272	(844)	0	(470)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	3,453	2,026	0	(113)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	5,804	4,831	0	(260)
Receive	6-Month JPY-LIBOR	1.500	12/21/2045		2,290,000	(5,038)	(595)	155	0
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	2,650,300	74	(756)	0	0
Pay	28-Day MXN-TIIE	4.195	10/05/2017		497,400	(142)	(126)	1	0
Pay	28-Day MXN-TIIE	4.130	10/17/2017		2,403,200	(847)	196	3	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,696,900	206	381	54	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		499,500	571	(1)	20	0
Receive	28-Day MXN-TIIE	5.610	07/07/2021		1,893,600	(1,263)	168	198	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		886,900	910	(305)	61	0

						$(128,340)	$(24,611)	$2,806	$(10,605)

Total Swap Agreements						$(123,001)	$(18,571)	$2,806	$(10,699)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(k)	Securities with an aggregate market value of $161,575 and cash of $14,409 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$122	$6,702	$2,806	$9,630	$0	$(2,323)	$(11,925)	$(14,248)

(4)	Unsettled variation margin liability of $(1,226) for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	04/2016		AUD	1,140	$		830	$0	$(43)
	05/2016	$		1,743		IDR	24,035,705	75	0
BOA	04/2016		BRL	200,357	$		56,297	575	0
	04/2016		DKK	264,422			39,189	0	(1,190)
	04/2016		JPY	67,222,597			600,069	2,985	(211)
	04/2016		NZD	103,773			69,182	0	(2,546)
	04/2016	$		3,915		AUD	5,250	110	0
	04/2016			51,352		BRL	200,357	4,370	0
	04/2016			152,997		DKK	1,007,870	912	0
	04/2016			4,584		KRW	5,484,453	200	0
	04/2016			27,294		NZD	39,414	0	(51)
	05/2016		CHF	14,888	$		15,476	0	(27)
	05/2016		CNH	169,968			26,087	0	(155)
	05/2016		DKK	1,007,870			153,115	0	(917)
	05/2016		NZD	39,414			27,252	51	0
	05/2016		TWD	411,003			12,311	0	(476)
	05/2016	$		21,325		CNH	138,167	7	0
	05/2016			20,380		JPY	2,315,800	213	0
	05/2016			36,438		SGD	50,177	780	0
	05/2016			358		ZAR	5,539	14	0
	05/2016		ZAR	44,012	$		2,975	16	0
	06/2016		JPY	23,470,000			206,718	0	(2,172)
	10/2016		BRL	87,000			22,586	0	(380)
	01/2017		CNY	121,293			17,495	0	(922)
	01/2017	$		25,646		CNY	169,968	162	0
	07/2017		BRL	164,400	$		56,649	16,204	0
BPS	04/2016			254,799			71,595	732	0
	04/2016		DKK	718,344			106,349	0	(3,347)
	04/2016		KRW	11,384,192			9,424	0	(507)
	04/2016		TWD	315,516			9,424	0	(392)

40	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016	$		66,253		BRL	254,799	$4,610	$0
	04/2016			28,049		CNH	187,830	983	0
	04/2016			19,954		EUR	18,178	731	0
	05/2016		JPY	15,010,000	$		132,162	0	(1,386)
	05/2016		MYR	2,461			565	0	(69)
	05/2016	$		8,913		CNH	58,070	53	0
	09/2016		CNH	246,478	$		37,291	0	(535)
	07/2017		BRL	90,500			31,078	8,814	0
BRC	05/2016	$		23,533		CNH	155,104	415	0
	05/2016			36,191		INR	2,465,303	759	0
	05/2016			18,394		KRW	21,778,496	593	0
	05/2016			40,178		MXN	715,108	1,045	(5)
	05/2016			10,775		MYR	44,231	632	0
	05/2016			13,955		TWD	461,911	416	0
	09/2016		CNH	86,689	$		13,034	0	(277)
CBK	04/2016		BRL	474,554			128,955	0	(3,025)
	04/2016		DKK	225,506			34,073	0	(363)
	04/2016		EUR	29,210			31,762	0	(1,476)
	04/2016		JPY	48,698,235			431,835	0	(865)
	04/2016		NOK	63,435			7,311	0	(355)
	04/2016	$		133,343		BRL	474,554	0	(1,363)
	04/2016			2,060		CAD	2,734	45	0
	04/2016			32,188		EUR	29,506	1,387	0
	04/2016			314,541		JPY	35,064,000	2	(2,850)
	05/2016		JPY	55,540,000	$		494,944	2,838	(2,007)
	05/2016		MYR	169,261			38,875	0	(4,776)
	05/2016		SGD	35,315			25,240	0	(954)
	05/2016	$		128,113		BRL	474,554	2,818	0
	05/2016			43,021		INR	2,977,879	1,612	0
	05/2016			6,321		KRW	7,670,238	366	0
	05/2016			587		MXN	10,340	9	0
	05/2016			8,800		RUB	640,640	623	0
	05/2016			137		ZAR	2,046	1	0
	09/2016		CNH	45,416	$		6,828	0	(146)
	01/2017	$		18,723		RUB	1,355,545	107	0
DUB	05/2016		THB	632,586	$		17,759	0	(201)
	05/2016	$		7,206		KRW	8,602,523	294	0
	07/2016		DKK	110,808	$		16,696	0	(273)
FBF	05/2016		BRL	15,752			4,528	182	0
GLM	04/2016		AUD	22,887			16,434	0	(1,110)
	04/2016		BRL	188,414			52,942	541	0
	04/2016		CAD	530,601			389,414	0	(19,137)
	04/2016		EUR	66,266			73,173	0	(2,231)
	04/2016		GBP	7,399			10,413	0	(214)
	04/2016		SEK	111,910			13,167	0	(618)
	04/2016	$		47,220		BRL	188,414	5,181	0
	04/2016			21,810		EUR	19,551	437	0
	04/2016			3,137		JPY	354,400	18	(6)
	04/2016			7,484		NOK	63,435	182	0
	04/2016			38,011		NZD	57,378	1,649	0
	05/2016		CNH	16,549	$		2,547	0	(8)
	05/2016		KRW	4,350,274			3,656	0	(137)
	05/2016		NOK	63,435			7,484	0	(182)
	05/2016		PLN	2,953			730	0	(61)
	05/2016		TWD	1,508,533			45,072	0	(1,860)
	05/2016	$		26,028		CNH	171,720	484	0
	05/2016			1,216		EUR	1,085	20	0
	05/2016			1		MYR	4	0	0
	07/2016		BRL	42,020	$		11,726	331	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
HUS	04/2016		BRL	92,024	$		27,474	$1,881	$0
	04/2016		DKK	1,212,178			179,153	0	(5,955)
	04/2016		EUR	1,051,838			1,159,690	0	(37,196)
	04/2016		GBP	339,691			474,950	0	(12,931)
	04/2016		SGD	13,136			9,200	0	(545)
	04/2016	$		25,857		BRL	92,024	0	(264)
	04/2016			1,028,334		JPY	115,750,232	146	0
	05/2016		CNH	390,243	$		59,544	0	(707)
	05/2016		JPY	113,806,132			1,011,813	0	(216)
	05/2016		KRW	37,600,490			31,231	0	(1,550)
	05/2016		TWD	1,989,523			59,775	0	(2,122)
	05/2016	$		1,854		CNH	12,067	9	0
	05/2016			5,069		HKD	39,496	24	0
	05/2016			9,042		KRW	11,146,073	675	0
	05/2016			12,023		MYR	49,741	805	0
	05/2016			17,615		THB	619,343	0	(31)
	05/2016			10,902		TWD	361,074	331	0
	05/2016		ZAR	9,445	$		615	0	(20)
	09/2016		CNH	45,399			6,828	0	(143)
	09/2016	$		5,129		CNH	33,592	27	0
	01/2017		CNH	12,067	$		1,829	0	(11)
	01/2017	$		25,778		CNY	170,701	141	0
	02/2017			14,624		RUB	1,061,410	98	0
JPM	04/2016		AUD	35,768	$		25,541	0	(1,877)
	04/2016		BRL	135,862			38,175	390	0
	04/2016		CAD	7,405			5,477	0	(225)
	04/2016		DKK	292,774			43,571	0	(1,138)
	04/2016		EUR	25,891			29,039	0	(422)
	04/2016		GBP	4,101			5,866	0	(24)
	04/2016		JPY	8,534,100			76,075	433	(186)
	04/2016	$		36,936		BRL	135,862	849	0
	04/2016			403,763		CAD	525,002	477	0
	04/2016			68,465		EUR	62,687	2,866	0
	04/2016			7,604		GBP	5,340	78	(12)
	04/2016			60,244		JPY	6,834,700	557	(73)
	05/2016		CAD	523,233	$		402,477	0	(416)
	05/2016		CNH	266,688			40,857	0	(340)
	05/2016		KRW	33,437,417			27,775	0	(1,376)
	05/2016	$		32,625		CNH	211,802	107	0
	05/2016			8,081		DKK	52,885	1	0
	05/2016			22,563		JPY	2,530,200	0	(63)
	05/2016			65,244		KRW	79,189,701	3,794	0
	05/2016			7,740		MYR	32,508	643	0
	05/2016			134		TRY	393	4	0
	05/2016			12,218		TWD	405,392	394	0
	05/2016		ZAR	4,670	$		286	0	(27)
	07/2016		DKK	344,141			51,828	0	(873)
	09/2016		CNH	460,714			69,700	0	(1,005)
	09/2016	$		27,216		CNH	177,505	40	0
	10/2016		BRL	229,200	$		59,525	0	(979)
	10/2016		CZK	113,572			4,797	0	(15)
	10/2016		DKK	185,433			28,294	0	(206)
	01/2017		CNH	29,621			4,327	0	(188)
MSB	04/2016		BRL	212,853			61,513	2,315	0
	04/2016		CHF	535			552	0	(4)
	04/2016		JPY	33,525,275			300,914	2,843	0
	04/2016		RUB	443,559			6,118	0	(463)
	04/2016	$		59,809		BRL	212,853	0	(611)
	04/2016			1,176,464		EUR	1,038,367	5,093	0

42	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2016	$		5,985	GBP	4,208	$58	$0
	04/2016			6,366	RUB	443,559	215	0
	05/2016		EUR	1,036,167	$	1,174,982	0	(5,094)
	05/2016		GBP	341,643		491,110	382	0
	05/2016	$		36,205	RUB	2,709,155	3,643	0
	06/2016		RUB	443,559	$	6,266	0	(219)
NAB	04/2016		AUD	174,230		125,502	0	(8,054)
	04/2016	$		176,002	AUD	229,050	0	(424)
	05/2016		AUD	229,049	$	175,767	424	0
RBC	04/2016	$		8,676	CAD	11,605	259	0
SCX	04/2016		AUD	275	$	201	0	(10)
	04/2016		CHF	14,353		14,510	0	(417)
	04/2016	$		4,416	EUR	3,952	81	0
	04/2016			8,455	JPY	951,600	4	(3)
	05/2016		CNH	497,721	$	75,335	0	(1,516)
	05/2016	$		58,241	CNH	379,669	381	0
	05/2016			75,335	CNY	497,656	1,490	0
	05/2016			10,545	MYR	44,352	893	0
	05/2016			2,787	ZAR	41,445	0	(1)
	05/2016		ZAR	2,002	$	135	1	0
	06/2016		CNH	267,344		40,734	0	(513)
	06/2016	$		40,734	CNY	267,486	517	0
	01/2017			6,064	CNH	41,688	291	0
SOG	05/2016		RUB	808,615	$	11,722	0	(172)
	01/2017		CNY	219,376		31,656	0	(1,654)
TDM	04/2016	$		310,204	EUR	275,000	2,852	0
	06/2016		EUR	275,000	$	310,762	0	(2,900)
UAG	04/2016		CAD	1,335		1,007	0	(21)
	04/2016		JPY	16,914,725		151,594	1,206	0
	04/2016	$		1,081	EUR	964	16	0
	04/2016			4,663	NZD	6,981	162	0
	04/2016			13,535	SEK	111,910	250	0
	05/2016		CNH	72,498	$	11,167	0	(35)
	05/2016		JPY	20,820,000		183,200	0	(2,027)
	05/2016		KRW	32,491,407		27,122	0	(1,204)
	05/2016		SEK	111,910		13,548	0	(251)
	05/2016	$		73,699	EUR	65,000	329	0
	07/2016		DKK	161,616	$	24,340	0	(410)
	09/2016		CNH	82,256		12,444	0	(179)
	09/2016	$		115,929	CNH	755,856	70	0

Total Forward Foreign Currency Contracts							$104,129	$(157,144)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.059	05/06/2016	EUR	125,908	$638	$23
	Put - OTC EUR versus USD		1.120	05/06/2016		125,908	2,730	680
BPS	Call - OTC USD versus BRL	BRL	4.000	05/19/2016	$	6,800	416	44
	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		113,865	1,699	195
CBK	Call - OTC USD versus BRL	BRL	4.000	05/19/2016		2,800	170	18
FBF	Call - OTC USD versus BRL		4.000	05/19/2016		54,500	3,209	355
GLM	Call - OTC USD versus JPY	JPY	117.250	05/06/2016		104,168	1,581	178
JPM	Put - OTC EUR versus USD	$	1.039	05/06/2016	EUR	86,959	277	5
	Put - OTC EUR versus USD		1.099	05/06/2016		86,959	1,284	154
SCX	Call - OTC USD versus CNY	CNY	6.520	10/31/2016	$	1,888	579	799

							$12,583	$2,451

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	43

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	0.400%	03/03/2017	JPY	1,990,000	$129	$113

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put -OTC Fannie Mae 3.500% due 05/01/2046	$ 73.000	05/05/2016	$ 126,000	$5	$0

Total Purchased Options					$12,717	$2,564

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500%	04/20/2016	$	18,100	$(31)	$(1)
JPM	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.000	04/20/2016	EUR	201,200	(779)	(23)

							$(810)	$(24)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus CNY	CNY	7.000	11/01/2016	$	47,200	$(545)	$(376)
BOA	Put - OTC EUR versus USD	$	1.086	05/06/2016	EUR	188,862	(1,834)	(156)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016	$	16,359	(166)	(358)
BPS	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		6,800	(83)	(474)
	Call - OTC USD versus BRL		4.300	05/19/2016		6,800	(177)	(12)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016		113,865	(441)	(23)
CBK	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		2,800	(29)	(195)
	Call - OTC USD versus BRL		4.300	05/19/2016		2,800	(77)	(5)
	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		20,335	(205)	(445)
FBF	Put - OTC USD versus BRL	BRL	3.850	05/19/2016		54,500	(561)	(3,797)
	Call - OTC USD versus BRL		4.300	05/19/2016		54,500	(1,455)	(95)
	Call - OTC USD versus BRL		6.300	01/11/2018		15,400	(820)	(465)
GLM	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	30,200	(1,180)	(970)
	Call - OTC EUR versus MXN		22.650	03/21/2017		30,200	(1,035)	(1,171)
	Call - OTC USD versus JPY	JPY	122.450	05/06/2016	$	104,168	(404)	(21)
JPM	Put - OTC EUR versus USD	$	1.070	05/06/2016	EUR	130,438	(921)	(43)
	Put - OTC USD versus BRL	BRL	3.460	06/20/2016	$	23,800	(351)	(373)
	Call - OTC USD versus BRL		4.030	06/20/2016		23,800	(419)	(300)
NGF	Put - OTC USD versus KRW	KRW	1,145.000	01/24/2017		18,600	(473)	(754)
SOG	Put - OTC USD versus CNH	CNH	6.600	04/27/2016		34,506	(354)	(755)
	Put - OTC USD versus KRW	KRW	1,145.000	01/19/2017		27,000	(615)	(1,080)
	Put - OTC USD versus RUB	RUB	63.000	06/22/2016		20,000	(264)	(254)

							$(12,409)	$(12,122)

44	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	127,100	$(466)	$0
	Put - OTC 5-Year Interest Rate Swap *	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		127,100	(1,106)	(49)

JPM	Put - OTC 2-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	0.000	03/03/2017	JPY	13,070,000	(138)	(104)

								$(1,710)	$(153)

*	The underlying security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 2,000	$0	$29

Total Written Options					$(15,011)	$(12,271)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	$1,227,830	AUD	0	EUR	154,860	GBP	0	JPY	0	NZD	0	$(25,718)
Sales	2,449,563		147,300		3,116,100		1,124,400		13,070,000		220,600	(44,597)
Closing Buys	(937,160)		0		(989,500)		(203,900)		0		(220,600)	22,985
Expirations	(1,708,600)		(147,300)		(1,302,380)		(678,450)		0		0	22,308
Exercised	(411,900)		0		(143,980)		(242,050)		0		0	10,011

Balance at End of Period	$619,733	AUD	0	EUR	835,100	GBP	0	JPY	13,070,000	NZD	0	$(15,011)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.512%	$	4,000	$0	$(88)	$0	$(88)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391	EUR	1,800	(40)	(20)	0	(60)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678		2,600	(17)	(29)	0	(46)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	45

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	BASF SE	(1.000)%	12/20/2020	0.474%	EUR	100	$(2)	$(1)	$0	$(3)
	Bayer AG	(1.000)	12/20/2020	0.465		1,600	(35)	(12)	0	(47)
	Kinder Morgan, Inc.	(1.000)	03/20/2021	3.139	$	1,600	157	(5)	152	0
	Pfizer, Inc.	(1.000)	12/20/2020	0.195		2,000	(75)	0	0	(75)
	Teliasonera AB	(1.000)	12/20/2020	0.533	EUR	5,100	(44)	(86)	0	(130)
	UBS AG	(1.000)	03/20/2017	0.962	$	6,500	1	(5)	0	(4)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678	EUR	400	(2)	(5)	0	(7)
BRC	BASF SE	(1.000)	12/20/2020	0.474		1,400	(28)	(12)	0	(40)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		3,100	(70)	(13)	0	(83)
	Pfizer, Inc.	(1.000)	12/20/2020	0.195	$	4,200	(161)	2	0	(159)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		500	(14)	(1)	0	(15)
	UBS AG	(1.000)	03/20/2017	0.962		14,000	9	(19)	0	(10)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		2,000	(64)	(1)	0	(65)
CBK	Altria Group, Inc.	(1.000)	12/20/2020	0.277		3,200	(107)	(1)	0	(108)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513	EUR	8,700	(192)	(40)	0	(232)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		1,700	(38)	(19)	0	(57)
	UBS AG	(1.000)	03/20/2017	0.962	$	4,000	5	(8)	0	(3)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		1,600	(50)	(2)	0	(52)
DUB	Cardinal Health, Inc.	(0.610)	06/20/2017	0.048		1,600	11	(22)	0	(11)
	Cardinal Health, Inc.	(0.590)	06/20/2017	0.048		1,600	0	(11)	0	(11)
FBF	Altria Group, Inc.	(1.000)	12/20/2020	0.277		2,900	(94)	(4)	0	(98)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		5,700	(167)	(1)	0	(168)
GST	Altria Group, Inc.	(1.000)	12/20/2020	0.277		10,200	(341)	(4)	0	(345)
	BASF SE	(1.000)	12/20/2020	0.474	EUR	1,400	(38)	(2)	0	(40)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		200	(5)	0	0	(5)
	Bayer AG	(1.000)	12/20/2020	0.465		3,200	(66)	(27)	0	(93)
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391		3,200	(70)	(36)	0	(106)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372	$	3,900	(119)	4	0	(115)
	SABMiller PLC	(1.000)	01/20/2022	0.361		2,400	(66)	(22)	0	(88)
	UBS AG	(1.000)	06/20/2018	1.269		5,400	26	4	30	0
	United Utilities PLC	(1.000)	12/20/2020	0.775	EUR	100	0	(1)	0	(1)
	Veolia Environnement S.A.	(1.000)	12/20/2020	0.678		2,400	(11)	(31)	0	(42)
JPM	Ally Financial, Inc.	(5.000)	06/20/2018	1.951	$	1,600	(134)	26	0	(108)
	Altria Group, Inc.	(1.000)	12/20/2020	0.277		3,400	(110)	(5)	0	(115)
	BASF SE	(1.000)	12/20/2020	0.474	EUR	1,900	(36)	(19)	0	(55)
	BAT Netherlands Finance BV	(1.000)	12/20/2020	0.513		500	(11)	(2)	0	(13)
	Bayer AG	(1.000)	12/20/2020	0.465		2,600	(58)	(18)	0	(76)
	Fortum OYJ	(1.000)	12/20/2020	0.761		1,000	(2)	(11)	0	(13)
	Kinder Morgan, Inc.	(1.000)	03/20/2021	3.139	$	1,500	147	(4)	143	0
	Koninklijke DSM NV	(1.000)	12/20/2020	0.391	EUR	5,000	(115)	(51)	0	(166)
	Pfizer, Inc.	(1.000)	12/20/2020	0.195	$	4,000	(150)	(1)	0	(151)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		1,100	(33)	1	0	(32)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		1,900	(58)	(3)	0	(61)
MYC	Pfizer, Inc.	(1.000)	12/20/2020	0.195		4,100	(154)	(1)	0	(155)
	Reynolds American, Inc.	(1.000)	12/20/2020	0.372		5,300	(149)	(7)	0	(156)
	UnitedHealth Group, Inc.	(1.000)	12/20/2020	0.311		3,100	(94)	(6)	0	(100)
SOG	United Utilities PLC	(1.000)	12/20/2020	0.775	EUR	4,800	(5)	(54)	0	(59)

							$(2,669)	$(673)	$325	$(3,667)

46	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.178%	$	300	$(11)	$1	$0	$(10)
	Brazil Government International Bond	1.000	09/20/2019	2.515		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.214		23,000	(177)	211	34	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	500	(50)	10	0	(40)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		8,100	(61)	82	21	0
BPS	Tesco PLC	1.000	12/20/2020	2.589		1,300	(140)	36	0	(104)
BRC	France Government International Bond	0.250	03/20/2020	0.214	$	23,100	(149)	183	34	0
	Russia Government International Bond	1.000	09/20/2016	0.570		15,500	(206)	243	37	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	6,400	(533)	19	0	(514)
CBK	Brazil Government International Bond	1.000	03/20/2019	2.178	$	5,100	(212)	40	0	(172)
	France Government International Bond	0.250	03/20/2020	0.214		16,500	(148)	172	24	0
	France Government International Bond	0.250	06/20/2020	0.229		4,100	(25)	29	4	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	1,800	(153)	8	0	(145)
DUB	Brazil Government International Bond	1.000	03/20/2019	2.178	$	20,900	(832)	129	0	(703)
FBF	Tesco PLC	1.000	12/20/2020	2.589	EUR	4,200	(356)	19	0	(337)
GST	Brazil Government International Bond	1.000	03/20/2019	2.178	$	13,100	(589)	149	0	(440)
	France Government International Bond	0.250	03/20/2020	0.214		46,300	(354)	423	69	0
	France Government International Bond	0.250	06/20/2020	0.229		8,400	(47)	55	8	0
	Greece Government International Bond	1.000	12/20/2016	14.469		8,500	(1,871)	1,055	0	(816)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	700	(65)	9	0	(56)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.515	$	4,600	(132)	(98)	0	(230)
	France Government International Bond	0.250	03/20/2020	0.214		19,600	(160)	189	29	0
	Russia Government International Bond	1.000	09/20/2016	0.570		16,300	(192)	231	39	0
JPM	Brazil Government International Bond	1.000	03/20/2019	2.178		5,100	(243)	72	0	(171)
	France Government International Bond	0.250	03/20/2020	0.214		41,500	(348)	409	61	0
	France Government International Bond	0.250	06/20/2020	0.229		7,600	(42)	49	7	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	4,800	(424)	39	0	(385)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.178	$	8,200	(349)	73	0	(276)
	Brazil Government International Bond	1.000	09/20/2019	2.515		17,400	(505)	(366)	0	(871)
	France Government International Bond	0.250	03/20/2020	0.214		38,700	(294)	351	57	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	7,175	(583)	7	0	(576)

							$(9,254)	$3,827	$424	$(5,851)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	47

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	20,100	$	21,406	$(97)	$2,184	$2,087	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		137,100		148,616	(165)	7,426	7,261	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		157,300		170,513	5,018	3,313	8,331	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026		65,900		71,436	128	3,158	3,286	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		31,000		33,604	285	1,357	1,642	0

48	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2026	EUR	89,530	$	97,051	$1,782	$2,682	$4,464	$0
	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	59,700		84,177	269	1,273	1,542	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/15/2026	EUR	11,800		12,520	(9)	1,282	1,273	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.500% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/21/2021		135,500		146,882	3,082	4,094	7,176	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	03/15/2019	GBP	85,900		124,555	99	(1,266)	0	(1,167)

								$10,392	$25,503	$37,062	$(1,167)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month KRW-KORIBOR	1.860%	12/01/2020	KRW	46,109,600	$0	$736	$736	$0
CBK	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020		28,580,700	0	459	459	0
DUB	Pay	3-Month KRW-KORIBOR	1.860	12/01/2020		138,329,100	0	2,208	2,208	0
GLM	Pay	1-Month GBP-UKRPI	3.188	01/15/2031	GBP	14,220	1	311	312	0
NGF	Pay	3-Month KRW-KORIBOR	1.863	12/01/2020	KRW	46,109,600	0	741	741	0
RYL	Pay	1-Month GBP-UKRPI	3.220	01/15/2031	GBP	9,400	153	137	290	0
UAG	Pay	1-Month GBP-UKRPI	3.223	01/15/2031		10,800	2	339	341	0

							$156	$4,931	$5,087	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	49

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$197	$0	$366	$366	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	92	0	181	181	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	107	0	232	232	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	101	0	219	219	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	76	0	174	174	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	95	0	239	239	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	09/14/2016	87	0	102	102	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.400	12/06/2016	55	0	78	78	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.500	03/22/2017	133	0	48	48	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.150	03/30/2017	88	0	(14)	0	(14)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	107	0	31	31	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	92	0	11	11	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	197	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	101	0	(70)	0	(70)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	171	0	(156)	0	(156)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.000	09/14/2016	87	0	20	20	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.800	12/06/2016	55	0	(42)	0	(42)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.300	03/22/2017	133	0	(26)	0	(26)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.050	03/30/2017	88	0	1	1	0

						$0	$1,389	$1,702	$(313)

Total Swap Agreements						$(1,375)	$34,977	$44,600	$(10,998)

50	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(m)	Securities with an aggregate market value of $106,958 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$75	$0	$0	$75	$(43)	$(376)	$0	$(419)	$(344)	$381	$37
BOA	26,599	703	10,139	37,441	(9,047)	(514)	(249)	(9,810)	27,631	(17,390)	10,241
BPS	15,923	239	11,769	27,931	(6,236)	(509)	(370)	(7,115)	20,816	(9,110)	11,706
BRC	3,860	0	71	3,931	(282)	(50)	(886)	(1,218)	2,713	(2,715)	(2)
CBK	9,808	18	8,135	17,961	(18,180)	(646)	(769)	(19,595)	(1,634)	8,311	6,677
DUB	294	0	12,359	12,653	(474)	0	(1,038)	(1,512)	11,141	(6,930)	4,211
FBF	182	355	0	537	0	(4,357)	(603)	(4,960)	(4,423)	4,177	(246)
GLM	8,843	178	312	9,333	(25,564)	(2,162)	(1,167)	(28,893)	(19,560)	20,421	861
GST	0	0	107	107	0	0	(2,147)	(2,147)	(2,040)	2,110	70
HUS	4,137	0	68	4,205	(61,691)	0	(230)	(61,921)	(57,716)	54,391	(3,325)
JPM	10,633	272	211	11,116	(9,445)	(814)	(1,346)	(11,605)	(489)	392	(97)
MSB	14,549	0	0	14,549	(6,391)	0	0	(6,391)	8,158	(8,590)	(432)
MYC	0	0	57	57	0	0	(2,134)	(2,134)	(2,077)	2,126	49
NAB	424	0	0	424	(8,478)	0	0	(8,478)	(8,054)	8,035	(19)
NGF	0	0	741	741	0	(754)	0	(754)	(13)	0	(13)
RBC	259	0	0	259	0	0	0	0	259	(260)	(1)
RYL	0	0	290	290	0	0	0	0	290	(210)	80
SCX	3,658	799	0	4,457	(2,460)	0	0	(2,460)	1,997	(1,700)	297
SOG	0	0	0	0	(1,826)	(2,089)	(59)	(3,974)	(3,974)	3,756	(218)
TDM	2,852	0	0	2,852	(2,900)	0	0	(2,900)	(48)	0	(48)
UAG	2,033	0	341	2,374	(4,127)	0	0	(4,127)	(1,753)	2,638	885

Total Over the Counter	$104,129	$2,564	$44,600	$151,293	$(157,144)	$(12,271)	$(10,998)	$(180,413)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	51

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$122	$122
Futures	0	0	0	0	6,702	6,702
Swap Agreements	0	0	0	0	2,806	2,806

	$0	$0	$0	$0	$9,630	$9,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$104,129	$0	$104,129
Purchased Options	0	0	0	2,451	113	2,564
Swap Agreements	0	749	0	38,764	5,087	44,600

	$0	$749	$0	$145,344	$5,200	$151,293

	$0	$749	$0	$145,344	$14,830	$160,923

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,323	$2,323
Swap Agreements	0	95	0	0	11,830	11,925

	$0	$95	$0	$0	$14,153	$14,248

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$157,144	$0	$157,144
Written Options	0	24	0	12,093	154	12,271
Swap Agreements	0	9,518	0	1,480	0	10,998

	$0	$9,542	$0	$170,717	$154	$180,413

	$0	$9,637	$0	$170,717	$14,307	$194,661

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(104)	$(104)
Futures	0	0	0	0	29,057	29,057
Swap Agreements	0	(17,713)	0	0	(104,460)	(122,173)

	$0	$(17,713)	$0	$0	$(75,507)	$(93,220)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$88,408	$0	$88,408
Purchased Options	0	(141)	0	1,856	(4,581)	(2,866)
Written Options	0	2,741	0	21,300	12,512	36,553
Swap Agreements	0	4,624	0	(58,593)	(1,080)	(55,049)

	$0	$7,224	$0	$52,971	$6,851	$67,046

	$0	$(10,489)	$0	$52,971	$(68,656)	$(26,174)

52	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$55	$55
Futures	0	0	0	0	(3,920)	(3,920)
Swap Agreements	0	6,208	0	0	(4,540)	1,668

	$0	$6,208	$0	$0	$(8,405)	$(2,197)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(363,889)	$0	$(363,889)
Purchased Options	0	0	0	(9,417)	1	(9,416)
Written Options	0	605	0	15,255	8,370	24,230
Swap Agreements	0	11,567	0	118,315	4,952	134,834

	$0	$12,172	$0	$(239,736)	$13,323	$(214,241)

	$0	$18,380	$0	$(239,736)	$4,918	$(216,438)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$32,815	$0	$32,815
Non-Agency Mortgage-Backed Securities	0	5,278	0	5,278
Sovereign Issues	0	51,742	0	51,742
Belgium
Corporate Bonds & Notes	0	4,980	0	4,980
Brazil
Corporate Bonds & Notes	0	33,156	0	33,156
Sovereign Issues	0	82,290	0	82,290
Canada
Corporate Bonds & Notes	0	31,011	0	31,011
Non-Agency Mortgage-Backed Securities	0	36,624	0	36,624
Sovereign Issues	0	371,483	0	371,483
Cayman Islands
Asset-Backed Securities	0	42,610	0	42,610
China
Corporate Bonds & Notes	0	28,180	0	28,180
Sovereign Issues	0	2,245	0	2,245
Czech Republic
Sovereign Issues	0	4,784	0	4,784
Denmark
Corporate Bonds & Notes	0	544,382	0	544,382
France
Corporate Bonds & Notes	0	67,525	0	67,525
Non-Agency Mortgage-Backed Securities	0	1,615	0	1,615
Sovereign Issues	0	258,039	0	258,039
Germany
Corporate Bonds & Notes	0	46,378	0	46,378
Sovereign Issues	0	83,556	0	83,556
Greece
Corporate Bonds & Notes	0	4,764	0	4,764
Sovereign Issues	0	16,549	0	16,549

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	53

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Guernsey, Channel Islands
Corporate Bonds & Notes	$0	$20,415	$0	$20,415
Ireland
Asset-Backed Securities	0	303	0	303
Corporate Bonds & Notes	0	45,132	0	45,132
Non-Agency Mortgage-Backed Securities	0	5,805	0	5,805
Sovereign Issues	0	35,646	0	35,646
Italy
Asset-Backed Securities	0	647	0	647
Corporate Bonds & Notes	0	46,369	0	46,369
Non-Agency Mortgage-Backed Securities	0	56,100	0	56,100
Sovereign Issues	0	349,456	0	349,456
Japan
Corporate Bonds & Notes	0	40,774	0	40,774
Sovereign Issues	0	856,392	0	856,392
Jersey, Channel Islands
Corporate Bonds & Notes	0	28,676	0	28,676
Luxembourg
Asset-Backed Securities	0	1,292	0	1,292
Corporate Bonds & Notes	0	3,196	0	3,196
Mexico
Sovereign Issues	0	38,938	0	38,938
Netherlands
Asset-Backed Securities	0	23,029	0	23,029
Corporate Bonds & Notes	0	45,559	0	45,559
Non-Agency Mortgage-Backed Securities	0	1,173	0	1,173
Norway
Corporate Bonds & Notes	0	16,469	0	16,469
Sovereign Issues	0	7,677	0	7,677
Poland
Sovereign Issues	0	428	0	428
Portugal
Corporate Bonds & Notes	0	11,513	0	11,513
Slovenia
Sovereign Issues	0	335,258	0	335,258
Spain
Corporate Bonds & Notes	0	29,192	0	29,192
Non-Agency Mortgage-Backed Securities	0	6,365	0	6,365
Sovereign Issues	0	258,822	0	258,822
Supranational
Corporate Bonds & Notes	0	101,920	0	101,920
Sweden
Corporate Bonds & Notes	0	33,700	0	33,700
Sovereign Issues	0	13,351	0	13,351
Switzerland
Corporate Bonds & Notes	0	42,505	0	42,505
Sovereign Issues	0	12,641	0	12,641
United Kingdom
Corporate Bonds & Notes	0	210,392	0	210,392
Non-Agency Mortgage-Backed Securities	0	148,910	0	148,910
Sovereign Issues	0	334,553	0	334,553
United States
Asset-Backed Securities	0	520,960	0	520,960
Bank Loan Obligations	0	13,823	0	13,823
Corporate Bonds & Notes	0	227,649	5,913	233,562
Municipal Bonds & Notes	0	9,458	0	9,458
Non-Agency Mortgage-Backed Securities	0	404,911	63	404,974
Preferred Securities	489	0	0	489
U.S. Government Agencies	0	266,136	0	266,136
U.S. Treasury Obligations	0	706,602	0	706,602

54	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Short-Term Instruments
Certificates of Deposit	$0	$28,302	$0	$28,302
Repurchase Agreements	0	2,928	0	2,928
Japan Treasury Bills	0	1,162,232	0	1,162,232
U.S. Treasury Bills	0	16,484	0	16,484
	$489	$8,272,089	$5,976	$8,278,554

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$334	$0	$0	$334

Total Investments	$823	$8,272,089	$5,976	$8,278,888

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(112,087)	$0	$(112,087)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,702	2,928	0	9,630
Over the counter	0	151,293	0	151,293
	$6,702	$154,221	$0	$160,923

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,323)	(10,699)	0	(13,022)
Over the counter	0	(180,413)	0	(180,413)
	$(2,323)	$(191,112)	$0	$(193,435)

Totals	$5,202	$8,123,111	$5,976	$8,134,289

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

56	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the

58	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

60	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset

62	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$14	$0	$(14)	$(0)	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$1,017,314	$4,039,158	$(5,056,200)	$195	$(133)	$334	$958	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

64	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs

ANNUAL REPORT	MARCH 31, 2016	65

Notes to Financial Statements (Cont.)

are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies

66	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing

ANNUAL REPORT	MARCH 31, 2016	67

Notes to Financial Statements (Cont.)

transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

68	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized

ANNUAL REPORT	MARCH 31, 2016	69

Notes to Financial Statements (Cont.)

until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

70	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  The Fund may enter into differing forms of straddle options (“Straddle”). A Straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to

ANNUAL REPORT	MARCH 31, 2016	71

Notes to Financial Statements (Cont.)

compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements   A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would

72	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

ANNUAL REPORT	MARCH 31, 2016	73

Notes to Financial Statements (Cont.)

Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

74	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

Volatility Swap Agreements  The Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of a volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics.

ANNUAL REPORT	MARCH 31, 2016	75

Notes to Financial Statements (Cont.)

Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate

76	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single

ANNUAL REPORT	MARCH 31, 2016	77

Notes to Financial Statements (Cont.)

Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

78	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

ANNUAL REPORT	MARCH 31, 2016	79

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with

80	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$332,927	$199,774

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure

ANNUAL REPORT	MARCH 31, 2016	81

Notes to Financial Statements (Cont.)

under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$18,843,729	$18,770,395	$5,861,535	$7,221,699

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	243,204	$2,569,897	243,509		$2,677,939
Class P	58,884	617,041	58,719		648,182
Administrative Class	4,839	50,499	3,026		33,199
Class D	58,820	617,737	63,559		697,634
Class A	24,895	260,483	25,166	^	276,390	^
Class B	0	0	2		11
Class C	3,580	37,709	3,328		36,456
Class R	1,671	17,436	1,825		19,955

Issued as reinvestment of distributions
Institutional Class	34,209	346,969	28,439		307,583
Class P	6,814	68,994	4,919		53,160
Administrative Class	493	4,970	237		2,560
Class D	8,510	86,097	4,804		51,908
Class A	3,361	33,993	2,288		24,744
Class B	0	0	0		1
Class C	546	5,505	323		3,483
Class R	271	2,738	217		2,346

82	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(358,853)	$(3,755,305)	(159,883)	$(1,751,594)
Class P	(66,287)	(694,883)	(23,619)	(258,641)
Administrative Class	(2,098)	(21,869)	(1,065)	(11,730)
Class D	(55,295)	(577,466)	(18,863)	(207,074)
Class A	(19,795)	(208,324)	(22,124)	(245,833)
Class B	0	0	(22)^	(236)^
Class C	(2,375)	(24,864)	(1,272)	(13,941)
Class R	(1,339)	(14,049)	(1,146)	(12,576)
Net increase (decrease) resulting from Fund share transactions	(55,945)	$(576,692)	212,367	$2,333,926
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 3 Class B shares in the amount of $35 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

ANNUAL REPORT	MARCH 31, 2016	83

Notes to Financial Statements (Cont.)

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral-Capital (4)	Qualified Late-Year Loss Deferral-Ordinary (5)
$0	$0	$84,295	$(223,292)	$(89,444)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation-protected securities (TIPS), sale/buyback transactions, convertible preferred securities, and Lehman securities.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

84	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2016

As of March 31, 2016, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Short-Term	Long-Term
$77,644	$11,800
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$8,151,720	$296,679	$(169,511)	$127,168
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation protected securities (TIPS), sale/buyback transactions, convertible preferred securities, and Lehman securities.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$617,643	$28,008	$21,097	$596,303	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL REPORT	MARCH 31, 2016	85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Foreign Bond Fund (U.S. Dollar-Hedged):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

86	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	NAB	National Australia Bank Ltd.
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RDR	RBC Capital Markets
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
GST	Goldman Sachs International	SOG	Societe Generale
HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
MBC	HSBC Bank PLC	UAG	UBS AG Stamford
MSB	Morgan Stanley Bank N.A.	UBS	UBS Securities LLC
MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	NCUA	National Credit Union Administration
BBSW	Bank Bill Swap Reference Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
EURIBOR	Euro Interbank Offered Rate

ANNUAL REPORT	MARCH 31, 2016	87

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.01%	0.04%	$147,741	$100,906

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

88	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169

Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds:

Multi-Manager Series).

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2016	89

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

90	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	91

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

92	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	93

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3019AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO High Yield Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China’s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People’s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing

2	PIMCO HIGH YIELD FUND

global growth led to a flight-to-quality in intermediate- to long-term U.S. Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO High Yield Fund (Cont.)

debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that

6	PIMCO HIGH YIELD FUND

are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R	Diversification Status
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into the service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO High Yield Fund (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO HIGH YIELD FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO High Yield Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	(1.61)%	4.89%	6.20%	7.67%
PIMCO High Yield Fund Class P	(1.71)%	4.78%	6.09%	7.56%
PIMCO High Yield Fund Administrative Class	(1.86)%	4.63%	5.94%	7.41%
PIMCO High Yield Fund Class D	(1.96)%	4.52%	5.82%	7.26%
PIMCO High Yield Fund Class A	(1.96)%	4.52%	5.82%	7.27%
PIMCO High Yield Fund Class A (adjusted)	(5.63)%	3.73%	5.42%	7.06%
PIMCO High Yield Fund Class C	(2.69)%	3.74%	5.04%	6.48%
PIMCO High Yield Fund Class C (adjusted)	(3.59)%	3.74%	5.04%	6.48%
PIMCO High Yield Fund Class R	(2.20)%	4.26%	5.56%	7.00%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	(2.34)%	5.15%	6.53%	7.23%*
Lipper High Yield Funds Average	(4.01)%	3.83%	5.55%	6.45%*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares.

10	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	Class P - PHLPX	Administrative Class - PHYAX	Class D - PHYDX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown†

Corporate Bonds & Notes	87.8%
Short-Term Instruments‡	11.5%
Bank Loan Obligations	0.6%
Common Stocks	0.1%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

Following are key factors impacting the Fund’s performance during the reporting period:

»	An underweight to the energy sector positively contributed to relative returns, as the sector underperformed the broader high yield bond market.

»	An overweight to the health care sector benefited relative returns, as the sector outperformed the broader high yield bond market.
»	An underweight to the metals and mining sector benefited relative returns, as the sector underperformed the broader high yield bond market.

»	An underweight to the finance & insurance sector detracted from returns, as this sector outperformed the broader high yield bond market.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO High Yield Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,022.10	$2.88	$1,000.00	$1,022.15	$2.88	0.57%
Class P	1,000.00	1,021.70	3.39	1,000.00	1,021.65	3.39	0.67
Administrative Class	1,000.00	1,020.90	4.14	1,000.00	1,020.90	4.14	0.82
Class D	1,000.00	1,020.40	4.65	1,000.00	1,020.40	4.65	0.92
Class A	1,000.00	1,020.40	4.65	1,000.00	1,020.40	4.65	0.92
Class C	1,000.00	1,016.60	8.42	1,000.00	1,016.65	8.42	1.67
Class R	1,000.00	1,019.10	5.91	1,000.00	1,019.15	5.91	1.17

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO HIGH YIELD FUND

Benchmark Descriptions

Index*	Description

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the BofA Merrill Lynch U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO High Yield Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Institutional Class
03/31/2016	$9.24	$0.48	$(0.63)	$(0.15)	$(0.49)	$(0.22)	$(0.01)
03/31/2015	9.73	0.52	(0.24)	0.28	(0.58)	(0.19)	0.00
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00)^	0.00
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00	0.00
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)	0.00
Class P
03/31/2016	9.24	0.46	(0.62)	(0.16)	(0.48)	(0.22)	(0.01)
03/31/2015	9.73	0.51	(0.24)	0.27	(0.57)	(0.19)	0.00
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00)^	0.00
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00	0.00
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)	0.00
Administrative Class
03/31/2016	9.24	0.46	(0.64)	(0.18)	(0.46)	(0.22)	(0.01)
03/31/2015	9.73	0.50	(0.24)	0.26	(0.56)	(0.19)	0.00
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00)^	0.00
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00	0.00
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)	0.00
Class D
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	0.00
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00
Class A
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)^	0.00
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00

Please see footnotes on page 16.

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.72)	$8.37	(1.61)%	$6,806,263	0.56%	0.55%	5.48%	32%
(0.77)	9.24	3.06	7,991,337	0.56	0.55	5.49	39
(0.57)	9.73	6.26	11,028,861	0.55	0.55	5.70	25
(0.61)	9.71	11.42	15,411,414	0.55	0.55	5.81	39
(0.67)	9.29	5.74	12,498,053	0.55	0.55	6.79	50

(0.71)	8.37	(1.71)	1,335,978	0.66	0.65	5.33	32
(0.76)	9.24	2.96	460,918	0.66	0.65	5.39	39
(0.56)	9.73	6.16	522,159	0.65	0.65	5.60	25
(0.60)	9.71	11.31	556,013	0.65	0.65	5.72	39
(0.66)	9.29	5.63	507,252	0.65	0.65	6.72	50

(0.69)	8.37	(1.86)	356,143	0.81	0.80	5.25	32
(0.75)	9.24	2.81	416,586	0.81	0.80	5.24	39
(0.54)	9.73	6.00	673,654	0.80	0.80	5.45	25
(0.59)	9.71	11.14	842,722	0.80	0.80	5.57	39
(0.65)	9.29	5.47	1,003,832	0.80	0.80	6.58	50

(0.68)	8.37	(1.96)	414,440	0.91	0.90	5.13	32
(0.74)	9.24	2.70	492,431	0.91	0.90	5.13	39
(0.53)	9.73	5.89	640,189	0.90	0.90	5.35	25
(0.58)	9.71	11.03	793,609	0.90	0.90	5.47	39
(0.64)	9.29	5.37	842,522	0.90	0.90	6.46	50

(0.68)	8.37	(1.96)	625,380	0.91	0.90	5.14	32
(0.74)	9.24	2.70	767,460	0.91	0.90	5.14	39
(0.53)	9.73	5.89	1,081,320	0.90	0.90	5.35	25
(0.58)	9.71	11.03	1,234,917	0.90	0.90	5.47	39
(0.64)	9.29	5.37	1,299,092	0.90	0.90	6.48	50

Please see footnotes on page 16.

ANNUAL REPORT	MARCH 31, 2016	15

Financial Highlights PIMCO High Yield Fund (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)	Tax Basis Return of Capital(b)
Class C
03/31/2016	$9.24	$0.39	$(0.64)	$(0.25)	$(0.39)	$(0.22)	$(0.01)
03/31/2015	9.73	0.42	(0.24)	0.18	(0.48)	(0.19)	0.00
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00)^	0.00
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	0.00
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)	0.00
Class R
03/31/2016	9.24	0.43	(0.64)	(0.21)	(0.43)	(0.22)	(0.01)
03/31/2015	9.73	0.47	(0.24)	0.23	(0.53)	(0.19)	0.00
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00)^	0.00
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00	0.00
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)	0.00

^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.62)	$8.37	(2.69)%	$348,796	1.66%	1.65%	4.40%	32%
(0.67)	9.24	1.94	455,179	1.66	1.65	4.39	39
(0.46)	9.73	5.11	558,664	1.65	1.65	4.61	25
(0.50)	9.71	10.21	611,694	1.65	1.65	4.72	39
(0.57)	9.29	4.58	601,903	1.65	1.65	5.73	50

(0.66)	8.37	(2.20)	32,612	1.16	1.15	4.89	32
(0.72)	9.24	2.45	41,953	1.16	1.15	4.88	39
(0.51)	9.73	5.63	56,386	1.15	1.15	5.10	25
(0.55)	9.71	10.76	62,550	1.15	1.15	5.22	39
(0.61)	9.29	5.11	51,203	1.15	1.15	6.23	50

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$8,711,199
Investments in Affiliates	1,115,544
Financial Derivative Instruments
Exchange-traded or centrally cleared	798
Over the counter	2,158
Cash	1,570
Deposits with counterparty	34,705
Foreign currency, at value	596
Receivable for investments sold	7,435
Receivable for Fund shares sold	67,077
Interest and/or dividends receivable	148,028
Dividends receivable from Affiliates	881
Other assets	143
Total Assets	10,090,134

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$39,184
Financial Derivative Instruments
Over the counter	6,823
Payable for investments purchased	80,312
Payable for investments in Affiliates purchased	881
Payable for Fund shares redeemed	29,243
Dividends payable	8,712
Accrued investment advisory fees	2,064
Accrued supervisory and administrative fees	2,697
Accrued distribution fees	384
Accrued servicing fees	211
Other liabilities	11
Total Liabilities	170,522

Net Assets	$9,919,612

Net Assets Consist of:
Paid in capital	$10,440,920
(Overdistributed) net investment income	(17,307)
Accumulated undistributed net realized (loss)	(163,935)
Net unrealized (depreciation)	(340,066)
$9,919,612

Cost of investments in securities	$9,058,704
Cost of investments in Affiliates	$1,115,121
Cost of foreign currency held	$587

* Includes repurchase agreements of:	$5,556

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$6,806,263
Class P	1,335,978
Administrative Class	356,143
Class D	414,440
Class A	625,380
Class C	348,796
Class R	32,612
Shares Issued and Outstanding:
Institutional Class	813,113
Class P	159,604
Administrative Class	42,546
Class D	49,511
Class A	74,711
Class C	41,669
Class R	3,896
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.37
Class P	8.37
Administrative Class	8.37
Class D	8.37
Class A	8.37
Class C	8.37
Class R	8.37

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	19

Statement of Operations PIMCO High Yield Fund

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest	$554,734
Dividends from Investments in Affiliates	5,872
Total Income	560,606

Expenses:
Investment advisory fees	23,201
Supervisory and administrative fees	29,821
Distribution and/or servicing fees - Administrative Class	957
Distribution and/or servicing fees - Class D	966
Distribution fees - Class C	2,997
Distribution fees - Class R	90
Servicing fees - Class A	1,658
Servicing fees - Class C	999
Servicing fees - Class R	90
Trustee fees	50
Interest expense	1,117
Total Expenses	61,946

Net Investment Income	498,660

Net Realized Gain (Loss):
Investments in securities	(177,564)
Investments in Affiliates	(2,058)
Exchange-traded or centrally cleared financial derivative instruments	15,478
Over the counter financial derivative instruments	2,176
Foreign currency	2,218

Net Realized (Loss)	(159,750)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(459,928)
Investments in Affiliates	347
Exchange-traded or centrally cleared financial derivative instruments	2,504
Over the counter financial derivative instruments	(13,670)
Foreign currency assets and liabilities	346

Net Change in Unrealized (Depreciation)	(470,401)

Net (Decrease) in Net Assets Resulting from Operations	$(131,491)

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$498,660	$641,264
Net realized gain (loss)	(159,750)	531,827
Net change in unrealized (depreciation)	(470,401)	(809,717)

Net Increase (Decrease) in Net Assets Resulting from Operations	(131,491)	363,374

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(381,250)	(542,888)
Class P	(26,751)	(29,133)
Administrative Class	(20,197)	(30,440)
Class D	(19,938)	(30,385)
Class A	(34,276)	(52,811)
Class B	0	(181)^
Class C	(17,682)	(25,560)
Class R	(1,767)	(2,645)
From net realized capital gains(a)
Institutional Class	(146,091)	(155,068)
Class P	(9,518)	(9,554)
Administrative Class	(9,010)	(9,039)
Class D	(8,439)	(9,367)
Class A	(15,209)	(15,866)
Class B	0	(38)^
Class C	(9,330)	(9,687)
Class R	(827)	(902)
Tax basis return of capital(a)
Institutional Class	(8,143)	0
Class P	(586)	0
Administrative Class	(451)	0
Class D	(455)	0
Class A	(780)	0
Class C	(470)	0
Class R	(42)	0

Total Distributions	(711,212)	(923,564)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	136,451	(3,382,903)

Total (Decrease) in Net Assets	(706,252)	(3,943,093)

Net Assets:
Beginning of year	10,625,864	14,568,957
End of year*	$9,919,612	$10,625,864

*Including (overdistributed) net investment income of:	$(17,307)	$(20,096)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.8%

BANK LOAN OBLIGATIONS 0.6%
Air Medical Group Holdings, Inc.
4.250% due 04/28/2022		$2,992	$2,925
AVSC Holdings Corp.
4.500% due 01/24/2021		14,962	14,214
CDRH Parent, Inc.
9.000% due 07/01/2022		2,000	1,627
Concordia Healthcare Corp.
5.250% due 10/21/2021		5,985	5,850
CPG International, Inc.
4.750% due 09/30/2020		2,494	2,444
Gardner Denver, Inc.
4.250% due 07/30/2020		9,974	9,052
Getty Images, Inc.
4.750% due 10/18/2019		12,073	9,065
Immucor, Inc.
5.000% due 08/17/2018		4,987	4,837
Informatica Corp.
4.500% due 08/05/2022		4,987	4,901
Sun Products Corp.
5.500% due 03/23/2020		4,949	4,800
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	2,909

Total Bank Loan Obligations (Cost $66,495)			62,624

CORPORATE BONDS & NOTES 87.0%

BANKING & FINANCE 10.1%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		5,000	4,988
4.500% due 05/15/2021		36,500	37,435
4.625% due 10/30/2020		10,000	10,287
Aircastle Ltd.
5.000% due 04/01/2023		7,000	7,052
Ally Financial, Inc.
4.125% due 03/30/2020		15,000	14,925
4.625% due 05/19/2022		3,000	3,023
4.625% due 03/30/2025		10,500	10,408
5.125% due 09/30/2024		20,000	20,550
6.250% due 12/01/2017		4,000	4,180
7.500% due 09/15/2020		23,000	25,559
8.000% due 03/15/2020		15,078	16,925
8.000% due 11/01/2031		5,738	6,656
Argos Merger Sub, Inc.
7.125% due 03/15/2023		37,900	40,269
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	7,200	7,601
9.000% due 05/09/2018 (f)		$5,000	5,156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
6.250% due 09/05/2024 (f)		$15,000	$14,719
Barclays Bank PLC
7.625% due 11/21/2022		3,000	3,231
Barclays PLC
6.625% due 09/15/2019 (f)		5,000	4,507
8.000% due 12/15/2020 (f)	EUR	10,000	11,038
8.250% due 12/15/2018 (f)		$10,000	10,026
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		32,000	31,000
7.625% due 03/30/2021 (f)		5,300	5,340
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		11,000	5,473
CIT Group, Inc.
5.000% due 08/15/2022		28,000	28,420
5.000% due 08/01/2023		19,000	19,142
5.250% due 03/15/2018		5,000	5,185
5.375% due 05/15/2020		13,000	13,520
5.500% due 02/15/2019		25,000	25,891
Credit Agricole S.A.
6.625% due 09/23/2019 (f)		7,000	6,602
7.875% due 01/23/2024 (f)		46,300	43,931
8.125% due 12/23/2025 (f)		12,000	12,018
8.125% due 09/19/2033		200	218
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		20,000	18,434
7.500% due 12/11/2023 (f)		5,472	5,402
Denali International LLC
5.625% due 10/15/2020		9,000	9,516
ESH Hospitality, Inc.
5.250% due 05/01/2025		25,075	24,605
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		11,000	11,412
HUB International Ltd.
7.875% due 10/01/2021		17,500	17,281
ILFC E-Capital Trust
4.490% due 12/21/2065		13,500	11,002
International Lease Finance Corp.
6.250% due 05/15/2019		4,500	4,809
8.250% due 12/15/2020		7,100	8,311
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,000	12,198
5.710% due 01/15/2026		8,000	7,798
7.700% due 09/17/2025 (f)		5,000	4,600
iStar, Inc.
4.000% due 11/01/2017		1,000	983
5.000% due 07/01/2019		12,000	11,580
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	8,525
7.375% due 04/01/2020		15,000	13,050

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lincoln Finance Ltd.
7.375% due 04/15/2021		$5,400	$5,636
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		3,000	4,045
Lloyds Banking Group PLC
7.500% due 06/27/2024 (f)		60,150	59,693
7.625% due 06/27/2023 (f)	GBP	7,703	10,732
7.875% due 06/27/2029 (f)		3,800	5,287
Navient Corp.
4.875% due 06/17/2019		$11,000	10,642
5.000% due 10/26/2020		5,750	5,233
5.500% due 01/25/2023		5,000	4,275
5.625% due 08/01/2033		4,750	3,373
5.875% due 10/25/2024		13,500	11,618
6.125% due 03/25/2024		24,000	20,760
8.000% due 03/25/2020		9,000	8,977
8.450% due 06/15/2018		13,000	13,975
Nordea Bank AB
6.125% due 09/23/2024 (f)		8,000	7,650
OneMain Financial Holdings LLC
6.750% due 12/15/2019		6,000	6,029
7.250% due 12/15/2021		20,000	20,000
PHH Corp.
6.375% due 08/15/2021		11,250	9,984
Provident Funding Associates LP
6.750% due 06/15/2021		7,000	6,668
Quicken Loans, Inc.
5.750% due 05/01/2025		16,075	15,673
RHP Hotel Properties LP
5.000% due 04/15/2023		12,000	12,330
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		15,000	14,450
7.500% due 08/10/2020 (f)		4,000	3,730
7.648% due 09/30/2031 (f)		14,970	17,590
Societe Generale S.A.
6.000% due 01/27/2020 (f)		10,000	8,829
7.875% due 12/18/2023 (f)		17,500	16,362
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	4,913
UniCredit SpA
8.000% due 06/03/2024 (f)		20,000	16,700
Vereit Operating Partnership LP
3.000% due 02/06/2019		5,500	5,431
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	8,120
6.000% due 10/15/2024		12,000	12,375
Virgin Media Secured Finance PLC
4.875% due 01/15/2027	GBP	2,000	2,750
5.250% due 01/15/2026		$21,150	21,256
6.000% due 04/15/2021	GBP	2,858	4,297

			1,004,164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 69.9%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020	$12,000	$5,520
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	5,075
6.500% due 03/01/2024	4,250	4,431
Accudyne Industries Borrower
7.750% due 12/15/2020	35,000	27,825
Activision Blizzard, Inc.
5.625% due 09/15/2021	10,000	10,562
6.125% due 09/15/2023	9,925	10,694
Actuant Corp.
5.625% due 06/15/2022	12,000	12,240
ADT Corp.
3.500% due 07/15/2022	35,700	31,059
4.125% due 06/15/2023	22,000	19,250
4.875% due 07/15/2042	12,650	8,602
6.250% due 10/15/2021	15,000	15,150
AECOM
5.750% due 10/15/2022	5,425	5,656
5.875% due 10/15/2024	9,250	9,620
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	20,000	18,850
Albea Beauty Holdings S.A.
8.375% due 11/01/2019	10,000	10,575
Alcoa, Inc.
5.125% due 10/01/2024	20,000	19,300
Aleris International, Inc.
7.625% due 02/15/2018	13,750	14,034
7.875% due 11/01/2020	14,750	12,537
9.500% due 04/01/2021 (a)	10,100	10,321
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	10,000	7,750
Allegion PLC
5.875% due 09/15/2023	5,925	6,251
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021	5,000	5,263
Alliance Data Systems Corp.
5.375% due 08/01/2022	18,000	16,920
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)	21,303	21,516
Altice Financing S.A.
6.500% due 01/15/2022	19,000	19,427
6.625% due 02/15/2023	28,750	28,966
Altice Finco S.A.
7.625% due 02/15/2025	13,250	12,753
Altice Luxembourg S.A.
7.625% due 02/15/2025	20,000	19,200
7.750% due 05/15/2022	38,000	37,585
AMC Networks, Inc.
4.750% due 12/15/2022	10,000	10,075

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2024	$13,175	$13,257
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	17,860	18,485
5.750% due 12/15/2023	5,500	5,734
Amsted Industries, Inc.
5.000% due 03/15/2022	4,000	3,990
5.375% due 09/15/2024	16,000	15,460
Anglo American Capital PLC
4.125% due 04/15/2021	7,000	5,863
4.450% due 09/27/2020	14,250	12,576
Anixter, Inc.
5.125% due 10/01/2021	3,000	3,030
5.500% due 03/01/2023	6,700	6,801
Antero Resources Corp.
5.125% due 12/01/2022	17,000	15,470
5.375% due 11/01/2021	12,250	11,301
6.000% due 12/01/2020	3,000	2,865
Ardagh Packaging Finance PLC
7.000% due 11/15/2020	2,118	2,028
Ashland, Inc.
4.750% due 08/15/2022	20,000	20,400
6.875% due 05/15/2043	12,500	11,937
Associated Materials LLC
9.125% due 11/01/2017	20,000	15,200
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021	10,500	11,156
Axiall Corp.
4.875% due 05/15/2023	9,500	9,316
B&G Foods, Inc.
4.625% due 06/01/2021	16,000	16,320
Ball Corp.
4.000% due 11/15/2023	3,000	2,966
5.250% due 07/01/2025	10,250	10,801
Baytex Energy Corp.
5.125% due 06/01/2021	2,500	1,775
5.625% due 06/01/2024	2,500	1,694
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	12,700	13,525
Belden, Inc.
5.250% due 07/15/2024	4,000	3,840
5.500% due 09/01/2022	12,500	12,625
Berry Plastics Corp.
5.125% due 07/15/2023	7,000	7,105
5.500% due 05/15/2022	5,000	5,144
6.000% due 10/15/2022	6,000	6,315
Blue Coat Holdings, Inc.
8.375% due 06/01/2023	8,400	8,698
BMC Software Finance, Inc.
8.125% due 07/15/2021	20,000	14,500
Bombardier, Inc.
5.500% due 09/15/2018	12,500	11,562
5.750% due 03/15/2022	3,000	2,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 03/15/2025	$17,050	$13,043
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	7,500	5,213
Boyd Gaming Corp.
6.375% due 04/01/2026	10,000	10,425
6.875% due 05/15/2023	15,000	16,050
Bristow Group, Inc.
6.250% due 10/15/2022	5,650	3,983
Burger King Worldwide, Inc.
4.625% due 01/15/2022	10,000	10,200
6.000% due 04/01/2022	20,000	20,850
Cable One, Inc.
5.750% due 06/15/2022	7,500	7,706
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,225
8.000% due 04/15/2020	3,000	2,918
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	9,000	8,856
CalAtlantic Group, Inc.
5.375% due 10/01/2022	8,000	8,220
6.625% due 05/01/2020	2,500	2,756
California Resources Corp.
8.000% due 12/15/2022	23,000	8,913
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)	31,240	31,455
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	7,500	6,647
Cascades, Inc.
5.500% due 07/15/2022	7,250	7,010
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	18,000	19,440
Casella Waste Systems, Inc.
7.750% due 02/15/2019	3,000	3,058
CCO Holdings LLC
5.125% due 02/15/2023	28,000	28,630
5.125% due 05/01/2023	8,000	8,160
5.250% due 03/15/2021	4,000	4,150
5.250% due 09/30/2022	20,000	20,650
5.375% due 05/01/2025	12,000	12,240
5.750% due 09/01/2023	7,500	7,800
5.750% due 01/15/2024	10,630	11,095
5.875% due 04/01/2024	32,400	34,020
5.875% due 05/01/2027	10,000	10,225
6.625% due 01/31/2022	5,000	5,280
CCOH Safari LLC
5.750% due 02/15/2026	20,400	21,165
Centene Escrow Corp.
5.625% due 02/15/2021	10,000	10,450
6.125% due 02/15/2024	7,000	7,385
Central Garden & Pet Co.
6.125% due 11/15/2023	7,000	7,315

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cequel Communications Holdings LLC
5.125% due 12/15/2021		$24,000	$22,500
6.375% due 09/15/2020		15,000	14,925
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	19,670
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	6,445
Chemours Co.
6.625% due 05/15/2023 (i)		22,075	18,101
7.000% due 05/15/2025		9,000	7,256
Chemtura Corp.
5.750% due 07/15/2021		8,000	7,920
Chesapeake Energy Corp.
8.000% due 12/15/2022		18,000	8,910
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		40,500	39,740
7.625% due 03/15/2020		19,875	17,687
Clearwater Paper Corp.
4.500% due 02/01/2023		10,000	9,587
5.375% due 02/01/2025		6,000	5,873
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,700
4.375% due 11/06/2020		5,000	4,925
4.875% due 04/01/2021		7,500	7,491
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,394
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,687
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		3,750	3,858
CommScope Technologies Finance LLC
6.000% due 06/15/2025		9,500	9,690
CommScope, Inc.
5.000% due 06/15/2021		9,500	9,607
5.500% due 06/15/2024		15,000	15,206
Community Health Systems, Inc.
5.125% due 08/15/2018		1,750	1,772
5.125% due 08/01/2021		19,250	19,587
6.875% due 02/01/2022		38,250	34,712
7.125% due 07/15/2020		17,050	16,197
Concho Resources, Inc.
5.500% due 10/01/2022		10,000	9,875
5.500% due 04/01/2023		8,500	8,373
6.500% due 01/15/2022		21,750	21,804
Concordia Healthcare Corp.
7.000% due 04/15/2023		15,000	12,937
9.500% due 10/21/2022		5,000	4,850
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	7,256
Constellation Brands, Inc.
4.250% due 05/01/2023		10,000	10,275
4.750% due 12/01/2025		5,000	5,200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/01/2022		$10,000	$11,300
Constellium NV
5.750% due 05/15/2024		7,150	5,166
Continental Airlines Pass-Through Trust
7.566% due 09/15/2021		31	32
Continental Resources, Inc.
3.800% due 06/01/2024		16,000	12,910
4.500% due 04/15/2023		22,225	18,697
5.000% due 09/15/2022		12,500	10,836
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		31,500	31,323
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		24,000	24,750
10.875% due 12/15/2018	EUR	3,900	4,587
CPG Merger Sub LLC
8.000% due 10/01/2021		$15,950	14,953
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		83,000	62,872
Crown Americas LLC
4.500% due 01/15/2023		10,000	10,250
CSC Holdings LLC
5.250% due 06/01/2024		10,000	8,938
6.750% due 11/15/2021		20,500	21,105
7.625% due 07/15/2018		5,000	5,413
8.625% due 02/15/2019		6,000	6,615
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,175
Darling Ingredients, Inc.
5.375% due 01/15/2022		18,000	18,506
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		32,250	32,008
5.125% due 07/15/2024		27,000	27,321
5.750% due 08/15/2022		10,250	10,737
Dean Foods Co.
6.500% due 03/15/2023		10,000	10,312
Dell, Inc.
5.400% due 09/10/2040		4,450	3,293
6.500% due 04/15/2038		2,975	2,454
7.100% due 04/15/2028		1,405	1,377
Digicel Group Ltd.
7.125% due 04/01/2022		21,000	16,430
8.250% due 09/30/2020		27,100	23,408
Digicel Ltd.
6.000% due 04/15/2021		1,500	1,350
7.000% due 02/15/2020		3,000	2,760
DISH DBS Corp.
5.000% due 03/15/2023		16,750	14,949
5.125% due 05/01/2020		8,000	7,960
5.875% due 07/15/2022		24,000	22,800
5.875% due 11/15/2024		17,500	16,100
6.750% due 06/01/2021		15,000	15,525
7.875% due 09/01/2019		7,000	7,726

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DJO Finance LLC
10.750% due 04/15/2020	$7,000	$5,714
DJO Finco, Inc.
8.125% due 06/15/2021	17,000	15,130
Dollar Tree, Inc.
5.250% due 03/01/2020	5,250	5,519
5.750% due 03/01/2023	18,175	19,345
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	13,050
Dynegy, Inc.
6.750% due 11/01/2019	25,000	25,000
7.375% due 11/01/2022	11,575	10,765
7.625% due 11/01/2024	17,000	15,512
Eagle Spinco, Inc.
4.625% due 02/15/2021	29,000	28,169
Eldorado Resorts, Inc.
7.000% due 08/01/2023	8,000	8,320
Endo Finance LLC
5.750% due 01/15/2022	30,000	28,500
5.875% due 01/15/2023	26,365	25,244
6.000% due 07/15/2023	28,350	26,826
6.000% due 02/01/2025	33,000	31,102
7.750% due 01/15/2022	1,730	1,777
Energizer Holdings, Inc.
5.500% due 06/15/2025	20,000	20,146
Energy Transfer Equity LP
5.875% due 01/15/2024	5,000	4,300
7.500% due 10/15/2020	20,275	19,616
Energy Transfer Partners LP
4.150% due 10/01/2020	10,000	9,707
4.650% due 06/01/2021	1,500	1,444
5.200% due 02/01/2022	1,000	951
EnPro Industries, Inc.
5.875% due 09/15/2022	14,850	15,221
Envision Healthcare Corp.
5.125% due 07/01/2022	15,000	15,300
Equinix, Inc.
5.875% due 01/15/2026	3,000	3,167
Era Group, Inc.
7.750% due 12/15/2022	10,000	8,300
First Data Corp.
5.000% due 01/15/2024	39,000	39,195
5.375% due 08/15/2023	7,000	7,201
5.750% due 01/15/2024	32,000	32,117
6.750% due 11/01/2020	12,055	12,706
7.000% due 12/01/2023	28,800	29,196
First Quality Finance Co., Inc.
4.625% due 05/15/2021	18,500	17,945
First Quantum Minerals Ltd.
6.750% due 02/15/2020	11,000	7,590
7.000% due 02/15/2021	10,000	6,750
7.250% due 05/15/2022	7,000	4,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	$9,098	$7,324
8.250% due 11/01/2019	4,000	3,840
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	5,000	4,638
2.375% due 03/15/2018	19,000	16,910
3.100% due 03/15/2020	5,000	3,725
3.550% due 03/01/2022	18,125	12,733
3.875% due 03/15/2023	4,000	2,756
4.000% due 11/14/2021	25,000	17,812
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	6,000	6,135
4.750% due 10/15/2024	5,000	5,106
5.625% due 07/31/2019	3,250	3,558
5.875% due 01/31/2022	10,000	11,035
FTS International, Inc.
6.250% due 05/01/2022	7,500	863
Gardner Denver, Inc.
6.875% due 08/15/2021	80,000	65,800
Gates Global LLC
6.000% due 07/15/2022	40,000	34,400
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	17,500	19,031
General Cable Corp.
5.750% due 10/01/2022	13,000	10,335
Geo Group, Inc.
5.125% due 04/01/2023	3,500	3,421
6.625% due 02/15/2021	5,000	5,181
GLP Capital LP
5.375% due 11/01/2023	10,000	10,050
Graphic Packaging International, Inc.
4.875% due 11/15/2022	5,000	5,088
Griffon Corp.
5.250% due 03/01/2022	14,500	14,518
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	18,684	19,291
Gulfport Energy Corp.
6.625% due 05/01/2023	10,000	9,350
7.750% due 11/01/2020	10,000	10,050
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,100
HCA Holdings, Inc.
6.250% due 02/15/2021	13,500	14,580
HCA, Inc.
4.750% due 05/01/2023	27,000	27,540
5.000% due 03/15/2024	20,000	20,512
5.250% due 04/15/2025	10,000	10,325
5.250% due 06/15/2026	34,000	34,935
5.375% due 02/01/2025	8,900	9,008
5.875% due 03/15/2022	12,000	13,020
5.875% due 05/01/2023	30,000	31,650
6.500% due 02/15/2020	1,500	1,650

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 02/15/2022	$40,750	$46,315
8.000% due 10/01/2018	4,000	4,495
8.360% due 04/15/2024	3,000	3,360
HD Supply, Inc.
5.250% due 12/15/2021	16,500	17,387
5.750% due 04/15/2024 (a)	8,825	9,090
7.500% due 07/15/2020	42,000	44,782
11.500% due 07/15/2020	6,000	6,686
Hearthside Group Holdings LLC
6.500% due 05/01/2022	24,000	20,520
Hertz Corp.
5.875% due 10/15/2020	12,500	12,781
6.250% due 10/15/2022	7,500	7,538
6.750% due 04/15/2019	2,000	2,034
7.375% due 01/15/2021	10,000	10,250
7.500% due 10/15/2018	3,000	3,056
Hexion, Inc.
6.625% due 04/15/2020	20,000	16,700
Hill-Rom Holdings, Inc.
5.750% due 09/01/2023	4,425	4,602
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	23,000	23,948
Hologic, Inc.
5.250% due 07/15/2022	5,450	5,702
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023 (i)	7,550	6,701
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	10,000	11,187
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	5,500	5,796
5.000% due 11/15/2025	16,000	16,800
Huntsman International LLC
4.875% due 11/15/2020	12,500	12,437
5.125% due 11/15/2022	13,500	13,162
iHeartCommunications, Inc.
9.000% due 03/01/2021	15,000	10,500
IHS, Inc.
5.000% due 11/01/2022	5,000	5,206
Immucor, Inc.
11.125% due 08/15/2019	16,600	15,355
IMS Health, Inc.
6.000% due 11/01/2020	5,000	5,150
INEOS Group Holdings S.A.
6.125% due 08/15/2018	17,500	17,861
Informatica LLC
7.125% due 07/15/2023	10,000	9,700
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	25,000	15,187
7.250% due 10/15/2020	8,000	5,200
7.500% due 04/01/2021	10,000	6,400
8.000% due 02/15/2024	8,625	8,905

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Game Technology PLC
6.250% due 02/15/2022	$15,000	$15,337
6.500% due 02/15/2025	12,500	12,437
Jaguar Holding Co.
6.375% due 08/01/2023	25,500	26,247
Jarden Corp.
5.000% due 11/15/2023	5,775	6,078
7.500% due 05/01/2017	3,000	3,021
JMC Steel Group, Inc.
8.250% due 03/15/2018	21,500	19,350
KB Home
7.000% due 12/15/2021	650	653
8.000% due 03/15/2020	1,300	1,368
Kinetic Concepts, Inc.
7.875% due 02/15/2021	9,025	9,566
10.500% due 11/01/2018	27,125	27,328
12.500% due 11/01/2019	10,000	8,731
KLX, Inc.
5.875% due 12/01/2022	32,375	32,213
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,919
6.625% due 04/01/2021	10,000	11,299
Lamar Media Corp.
5.000% due 05/01/2023	8,000	8,365
5.750% due 02/01/2026	7,000	7,368
5.875% due 02/01/2022	5,000	5,288
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,647
Laredo Petroleum, Inc.
5.625% due 01/15/2022	2,000	1,680
6.250% due 03/15/2023	2,000	1,685
7.375% due 05/01/2022	15,000	13,069
Lennar Corp.
4.750% due 04/01/2021	5,000	5,088
Level 3 Financing, Inc.
5.125% due 05/01/2023	7,000	7,105
5.250% due 03/15/2026	13,750	13,887
5.375% due 01/15/2024	5,000	5,075
5.375% due 05/01/2025	7,250	7,368
LifePoint Health, Inc.
5.500% due 12/01/2021	12,000	12,570
LIN Television Corp.
5.875% due 11/15/2022	10,000	10,175
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,068
7.000% due 09/01/2020	9,250	9,736
LKQ Corp.
4.750% due 05/15/2023	15,000	14,700
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	35,000	28,875
4.875% due 04/15/2020	5,275	4,969
5.500% due 04/15/2025	5,450	4,837

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 10/15/2023	$5,000	$4,563
5.750% due 08/01/2022	25,000	23,156
Manitowoc Foodservice, Inc.
9.500% due 02/15/2024	10,000	10,950
Masonite International Corp.
5.625% due 03/15/2023	14,300	15,015
Matador Resources Co.
6.875% due 04/15/2023	4,150	3,974
MCE Finance Ltd.
5.000% due 02/15/2021	21,000	20,080
MDC Partners, Inc.
6.500% due 05/01/2024	11,000	11,261
MEDNAX, Inc.
5.250% due 12/01/2023	5,000	5,213
MGM Resorts International
5.250% due 03/31/2020	12,500	12,875
6.000% due 03/15/2023 (i)	17,750	18,405
6.625% due 12/15/2021	36,675	39,517
6.750% due 10/01/2020	19,000	20,653
7.750% due 03/15/2022	26,000	29,185
8.625% due 02/01/2019	5,000	5,713
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	8,000	7,480
Moog, Inc.
5.250% due 12/01/2022	11,200	11,242
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	15,000	15,637
MPLX LP
4.500% due 07/15/2023	14,750	13,561
4.875% due 12/01/2024	5,000	4,620
4.875% due 06/01/2025	7,500	6,854
5.500% due 02/15/2023	10,000	9,697
MSCI, Inc.
5.250% due 11/15/2024	7,500	7,772
5.750% due 08/15/2025	8,000	8,460
Multi-Color Corp.
6.125% due 12/01/2022	9,000	9,180
Murphy Oil USA, Inc.
6.000% due 08/15/2023	12,750	13,260
NBTY, Inc.
9.000% due 10/01/2018	10,000	10,262
NCL Corp. Ltd.
4.625% due 11/15/2020	2,500	2,525
NCR Corp.
4.625% due 02/15/2021	6,000	5,993
5.000% due 07/15/2022	10,625	10,572
6.375% due 12/15/2023	15,500	16,042
Neptune Finco Corp.
6.625% due 10/15/2025	10,000	10,836
10.125% due 01/15/2023	5,000	5,363
NeuStar, Inc.
4.500% due 01/15/2023	6,000	4,920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	10,000	$14,161
Newfield Exploration Co.
5.375% due 01/01/2026		$6,000	5,490
5.625% due 07/01/2024		14,050	13,242
5.750% due 01/30/2022		8,100	7,948
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		6,250	6,406
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	5,131
5.000% due 04/15/2022		6,000	6,180
Nokia OYJ
5.375% due 05/15/2019		6,250	6,711
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,283
Novelis, Inc.
8.375% due 12/15/2017		10,950	11,191
8.750% due 12/15/2020		23,500	23,836
Numericable SFR S.A.
4.875% due 05/15/2019		3,250	3,250
6.000% due 05/15/2022		41,500	40,670
6.250% due 05/15/2024		42,550	41,465
NXP BV
4.125% due 06/15/2020		6,000	6,075
5.750% due 03/15/2023		20,000	21,200
Oasis Petroleum, Inc.
6.500% due 11/01/2021		10,000	7,450
6.875% due 03/15/2022		10,063	7,497
6.875% due 01/15/2023		4,000	2,970
Oshkosh Corp.
5.375% due 03/01/2025		5,675	5,746
Outfront Media Capital LLC
5.250% due 02/15/2022		4,000	4,115
5.625% due 02/15/2024		7,000	7,315
5.875% due 03/15/2025		4,000	4,185
Pactiv LLC
7.950% due 12/15/2025		10,972	10,149
Party City Holdings, Inc.
6.125% due 08/15/2023		12,000	12,420
Perstorp Holding AB
8.750% due 05/15/2017		20,000	20,050
11.000% due 08/15/2017		16,000	15,040
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		10,000	10,087
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		3,660	3,884
7.500% due 04/15/2021		5,000	5,206
7.750% due 04/01/2022		5,000	5,513
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		20,000	20,300
5.875% due 01/15/2024		5,000	5,238

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinnacle Operating Corp.
9.000% due 11/15/2020		$1,300	$1,128
Platform Specialty Products Corp.
6.500% due 02/01/2022		35,575	30,194
Ply Gem Industries, Inc.
6.500% due 02/01/2022		31,000	30,920
Post Holdings, Inc.
6.000% due 12/15/2022		20,250	20,933
6.750% due 12/01/2021		17,000	17,956
7.375% due 02/15/2022		13,000	13,796
7.750% due 03/15/2024		5,500	6,064
8.000% due 07/15/2025		7,600	8,531
PRA Holdings, Inc.
9.500% due 10/01/2023		8,755	9,718
Precision Drilling Corp.
6.625% due 11/15/2020		3,000	2,415
Prestige Brands, Inc.
5.375% due 12/15/2021		17,000	17,297
6.375% due 03/01/2024		17,682	18,522
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,000	6,701
PulteGroup, Inc.
4.250% due 03/01/2021		$2,000	2,040
5.500% due 03/01/2026		2,000	2,068
PVH Corp.
4.500% due 12/15/2022		14,000	14,420
Qorvo, Inc.
6.750% due 12/01/2023		8,000	8,280
7.000% due 12/01/2025		7,500	7,875
Qualitytech LP
5.875% due 08/01/2022		13,950	14,281
Quintiles Transnational Corp.
4.875% due 05/15/2023		12,000	12,326
Range Resources Corp.
5.000% due 08/15/2022		12,000	10,410
5.000% due 03/15/2023		10,000	8,525
5.750% due 06/01/2021		10,000	8,875
Regency Energy Partners LP
4.500% due 11/01/2023		7,500	6,630
5.500% due 04/15/2023		17,750	15,867
5.875% due 03/01/2022		5,000	4,866
Rex Energy Corp.
6.250% due 08/01/2022		5,000	525
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		21,000	21,604
6.875% due 02/15/2021		12,510	12,956
8.250% due 02/15/2021		25,000	25,672
Rice Energy, Inc.
7.250% due 05/01/2023		3,000	2,640
Rite Aid Corp.
6.125% due 04/01/2023		16,000	17,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019	$4,502	$4,660
Rockies Express Pipeline LLC
5.625% due 04/15/2020	11,000	10,450
6.000% due 01/15/2019	10,000	9,800
6.850% due 07/15/2018	8,000	8,020
6.875% due 04/15/2040	5,000	4,206
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,250	4,107
5.625% due 04/15/2023	31,000	29,682
5.750% due 05/15/2024	35,000	33,600
Sable International Finance Ltd.
8.750% due 02/01/2020	5,000	5,250
Sabre GLBL, Inc.
5.250% due 11/15/2023	12,250	12,524
5.375% due 04/15/2023	2,850	2,939
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^	4,000	2,260
Sally Holdings LLC
5.750% due 06/01/2022	5,000	5,263
SBA Communications Corp.
4.875% due 07/15/2022	17,500	17,784
SBA Telecommunications, Inc.
5.750% due 07/15/2020	11,000	11,399
Schaeffler Finance BV
4.250% due 05/15/2021	20,800	21,268
4.750% due 05/15/2021	15,000	15,450
4.750% due 05/15/2023	12,500	12,625
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)	12,350	12,967
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)	34,250	37,418
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)	19,800	20,443
Scientific Games International, Inc.
6.250% due 09/01/2020	17,600	10,648
7.000% due 01/01/2022	9,000	9,225
10.000% due 12/01/2022	11,000	8,965
Sealed Air Corp.
4.875% due 12/01/2022	3,250	3,392
5.125% due 12/01/2024	10,000	10,425
5.250% due 04/01/2023	10,000	10,625
5.500% due 09/15/2025	2,000	2,103
6.875% due 07/15/2033	6,410	6,811
Select Medical Corp.
6.375% due 06/01/2021	10,000	9,500
Sensata Technologies BV
4.875% due 10/15/2023	16,635	16,781
5.000% due 10/01/2025	6,135	6,212
5.625% due 11/01/2024	5,250	5,480
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026	19,000	20,330

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Serta Simmons Bedding LLC
8.125% due 10/01/2020		$10,000	$10,425
Seventy Seven Operating LLC
6.625% due 11/15/2019		10,000	2,550
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	17,000	20,719
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$30,000	27,412
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	5,181
5.625% due 08/01/2024		5,000	5,050
5.875% due 03/15/2026		6,750	6,944
6.125% due 10/01/2022		7,000	7,368
Sirius XM Radio, Inc.
5.375% due 04/15/2025		15,000	15,300
Smithfield Foods, Inc.
5.250% due 08/01/2018		1,500	1,528
6.625% due 08/15/2022		21,000	22,417
7.750% due 07/01/2017		4,000	4,255
Solera LLC
10.500% due 03/01/2024		4,500	4,534
Spectrum Brands, Inc.
5.750% due 07/15/2025		14,000	14,945
6.125% due 12/15/2024		8,000	8,580
6.375% due 11/15/2020		5,000	5,290
6.625% due 11/15/2022		20,750	22,539
Springs Industries, Inc.
6.250% due 06/01/2021		25,000	25,250
SPX FLOW, Inc.
6.875% due 09/01/2017		6,000	6,233
Standard Industries, Inc.
5.375% due 11/15/2024		29,500	30,090
6.000% due 10/15/2025		12,000	12,750
Steel Dynamics, Inc.
5.125% due 10/01/2021		10,725	10,886
5.500% due 10/01/2024		3,500	3,553
6.125% due 08/15/2019		6,000	6,225
6.375% due 08/15/2022		6,000	6,210
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		9,500	9,500
Studio City Finance Ltd.
8.500% due 12/01/2020		10,000	10,075
Suburban Propane Partners LP
5.750% due 03/01/2025		7,500	7,200
Sun Products Corp.
7.750% due 03/15/2021		27,520	25,731
Sunoco LP
5.500% due 08/01/2020		4,750	4,744
Syniverse Holdings, Inc.
9.125% due 01/15/2019		13,125	6,103
T-Mobile USA, Inc.
6.250% due 04/01/2021		26,000	27,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 03/01/2025	$20,000	$20,550
6.500% due 01/15/2026	20,500	21,397
6.625% due 04/01/2023	29,000	30,667
6.731% due 04/28/2022	15,250	16,009
6.836% due 04/28/2023	11,900	12,495
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,614
5.500% due 09/15/2024	10,750	11,113
Teine Energy Ltd.
6.875% due 09/30/2022	5,000	4,475
Teleflex, Inc.
5.250% due 06/15/2024	5,000	5,144
Tempur Sealy International, Inc.
5.625% due 10/15/2023	11,300	11,681
Tenet Healthcare Corp.
4.375% due 10/01/2021	10,000	10,075
4.500% due 04/01/2021	15,000	15,150
5.000% due 03/01/2019	33,500	33,291
5.500% due 03/01/2019	75	75
6.000% due 10/01/2020	6,000	6,420
6.750% due 06/15/2023	10,000	9,625
8.000% due 08/01/2020	10,000	10,337
8.125% due 04/01/2022	16,000	16,495
Terex Corp.
6.000% due 05/15/2021	18,000	17,505
6.500% due 04/01/2020	1,500	1,455
Tesoro Logistics LP
5.500% due 10/15/2019	7,000	6,983
5.875% due 10/01/2020	4,610	4,593
6.250% due 10/15/2022	15,000	15,000
Time, Inc.
5.750% due 04/15/2022	11,000	9,817
TransDigm, Inc.
5.500% due 10/15/2020	15,000	15,120
6.000% due 07/15/2022	20,250	20,275
6.500% due 07/15/2024	31,200	31,113
7.500% due 07/15/2021	2,000	2,105
TreeHouse Foods, Inc.
4.875% due 03/15/2022	10,250	10,532
6.000% due 02/15/2024	13,700	14,590
Tribune Media Co.
5.875% due 07/15/2022	7,000	6,843
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022	7,250	7,268
Triumph Group, Inc.
4.875% due 04/01/2021	10,000	9,124
Tronox Finance LLC
6.375% due 08/15/2020	9,000	6,975
7.500% due 03/15/2022	10,000	7,525
Tullow Oil PLC
6.250% due 04/15/2022	10,000	7,145
U.S. Foods, Inc.
8.500% due 06/30/2019	12,400	12,787

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Rentals North America, Inc.
4.625% due 07/15/2023		$2,750	$2,743
5.500% due 07/15/2025		10,000	9,912
7.625% due 04/15/2022		17,250	18,457
8.250% due 02/01/2021		994	1,044
Unitymedia GmbH
6.125% due 01/15/2025		14,000	14,639
Unitymedia Hessen GmbH & Co. KG
4.000% due 01/15/2025	EUR	2,000	2,333
4.625% due 02/15/2026		9,000	10,587
5.000% due 01/15/2025		$10,000	10,025
5.500% due 01/15/2023		23,000	23,661
Univar USA, Inc.
6.750% due 07/15/2023		12,500	12,344
Univision Communications, Inc.
5.125% due 05/15/2023		25,000	25,000
5.125% due 02/15/2025		37,250	36,877
6.750% due 09/15/2022		14,981	15,955
UPCB Finance Ltd.
5.375% due 01/15/2025		15,745	16,080
6.875% due 01/15/2022		13,883	14,733
7.250% due 11/15/2021		3,825	4,059
USG Corp.
5.500% due 03/01/2025		20,200	21,084
5.875% due 11/01/2021		1,500	1,575
7.875% due 03/30/2020		10,000	10,425
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	7,000	5,904
5.375% due 03/15/2020		$2,000	1,640
5.500% due 03/01/2023		11,561	9,104
5.625% due 12/01/2021		22,325	17,693
5.875% due 05/15/2023		21,500	16,958
6.125% due 04/15/2025		23,675	18,289
6.375% due 10/15/2020		10,000	8,350
6.750% due 08/15/2018		3,350	3,057
6.750% due 08/15/2021		35,750	29,315
7.250% due 07/15/2022		21,950	17,670
7.500% due 07/15/2021		10,000	8,381
VeriSign, Inc.
4.625% due 05/01/2023		11,000	11,165
5.250% due 04/01/2025		5,000	5,063
Videotron Ltd.
5.000% due 07/15/2022		12,000	12,491
Vista Outdoor, Inc.
5.875% due 10/01/2023		15,500	16,314
VWR Funding, Inc.
4.625% due 04/15/2022	EUR	9,500	10,768
Weatherford International Ltd.
4.500% due 04/15/2022		$8,500	6,843
5.125% due 09/15/2020		8,500	7,310
Welltec A/S
8.000% due 02/01/2019		10,000	9,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Western Digital Corp.
7.375% due 04/01/2023 (a)	$7,500	$7,669
WhiteWave Foods Co.
5.375% due 10/01/2022	7,000	7,569
Williams Cos., Inc.
4.550% due 06/24/2024	32,000	24,480
Williams Partners LP
3.600% due 03/15/2022	3,500	2,878
4.125% due 11/15/2020	5,000	4,548
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	20,000	19,000
7.375% due 04/23/2021	25,000	22,750
Windstream Services LLC
7.750% due 10/15/2020	8,500	7,353
7.750% due 10/01/2021	4,000	3,283
Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,000	8,360
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	5,600
7.500% due 08/01/2020	5,250	4,134
8.250% due 08/01/2023	6,000	4,665
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,425
5.625% due 10/01/2024	8,280	8,663
Wynn Las Vegas LLC
4.250% due 05/30/2023	8,000	7,390
5.375% due 03/15/2022	15,000	15,164
5.500% due 03/01/2025	20,000	18,925
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	18,950
XPO Logistics, Inc.
6.500% due 06/15/2022 (i)	27,625	26,969
7.875% due 09/01/2019	15,000	15,600
Zebra Technologies Corp.
7.250% due 10/15/2022	20,750	22,617
ZF North America Capital, Inc.
4.000% due 04/29/2020	5,000	5,081
4.500% due 04/29/2022	4,000	4,095
4.750% due 04/29/2025	28,000	27,965
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	13,797

		6,935,382

UTILITIES 7.0%
AES Corp.
7.375% due 07/01/2021	17,775	19,997
8.000% due 06/01/2020 (i)	7,750	8,835
Blue Racer Midstream LLC
6.125% due 11/15/2022	14,750	12,353
Calpine Corp.
5.375% due 01/15/2023	20,750	20,218

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/15/2025	$23,000	$22,166
7.875% due 01/15/2023	6,482	6,903
CenturyLink, Inc.
7.500% due 04/01/2024 (a)	7,500	7,528
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,950
6.375% due 10/01/2022	6,500	6,533
7.250% due 12/01/2020	5,000	5,181
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	18,659
7.125% due 03/15/2019	15,000	15,488
8.875% due 09/15/2020	2,000	2,095
10.500% due 09/15/2022	5,000	5,144
11.000% due 09/15/2025	10,000	10,088
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,380
5.750% due 02/15/2021	5,575	5,087
6.000% due 05/15/2023	9,000	7,965
6.750% due 08/01/2022	7,000	6,571
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	16,363
NRG Energy, Inc.
6.250% due 07/15/2022	15,000	14,020
6.250% due 05/01/2024	10,000	9,225
6.625% due 03/15/2023	30,000	28,134
7.625% due 01/15/2018	7,000	7,473
7.875% due 05/15/2021	18,500	18,523
8.250% due 09/01/2020	14,000	14,175
NSG Holdings LLC
7.750% due 12/15/2025	25,286	27,246
ONEOK, Inc.
4.250% due 02/01/2022	1,375	1,148
7.500% due 09/01/2023	8,000	7,820
Parsley Energy LLC
7.500% due 02/15/2022	5,000	5,000
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,544
Petrobras Global Finance BV
6.250% due 03/17/2024	2,750	2,206
6.750% due 01/27/2041	2,250	1,614
Plains All American Pipeline LP
3.600% due 11/01/2024	2,606	2,252
3.650% due 06/01/2022	4,000	3,668
3.850% due 10/15/2023	5,428	4,865
4.650% due 10/15/2025	10,000	9,269
Red Oak Power LLC
8.540% due 11/30/2019	9,639	9,687
9.200% due 11/30/2029	3,795	3,937
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	1,801
Sprint Capital Corp.
6.875% due 11/15/2028	5,000	3,675
6.900% due 05/01/2019	15,000	13,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/15/2032	$33,000	$25,988
Sprint Communications, Inc.
6.000% due 11/15/2022	37,500	27,609
7.000% due 03/01/2020	10,000	10,050
9.000% due 11/15/2018	5,000	5,263
Sprint Corp.
7.125% due 06/15/2024	20,625	15,417
7.250% due 09/15/2021	27,000	20,756
7.625% due 02/15/2025	10,000	7,475
7.875% due 09/15/2023	35,000	26,862
Summit Midstream Holdings LLC
5.500% due 08/15/2022	3,000	2,145
Talen Energy Supply LLC
4.625% due 07/15/2019	12,000	10,470
6.500% due 06/01/2025	8,000	6,680
Targa Resources Partners LP
4.125% due 11/15/2019	5,000	4,747
4.250% due 11/15/2023	15,500	13,718
5.000% due 01/15/2018	4,000	4,010
5.250% due 05/01/2023	15,000	13,950
6.375% due 08/01/2022	5,125	4,946
6.625% due 10/01/2020	3,500	3,474
6.875% due 02/01/2021	9,000	8,865
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	9,900
7.200% due 07/18/2036	6,000	6,150
Telecom Italia SpA
5.303% due 05/30/2024	25,000	25,719
Tenaska Alabama Partners LP
7.000% due 06/30/2021	16,122	16,364
Terraform Global Operating LLC
9.750% due 08/15/2022	5,000	3,800
TerraForm Power Operating LLC
5.875% due 02/01/2023	17,000	13,855
6.125% due 06/15/2025	3,150	2,473
Williams Partners LP
4.875% due 05/15/2023	4,000	3,479

		689,001

Total Corporate Bonds & Notes (Cost $8,970,775)		8,628,547

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	140	140
9.750% due 09/01/2022	495	496
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,510)		2,636

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
2.885% due 03/25/2034	$83	$82
Countrywide Alternative Loan Trust
2.591% due 10/25/2035 ^	113	102
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2036 ^	198	173
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	15	15
First Horizon Alternative Mortgage Securities Trust
2.534% due 10/25/2034	52	50
GreenPoint Mortgage Funding Trust
0.633% due 10/25/2046	638	453
0.633% due 12/25/2046 ^	427	270
GSR Mortgage Loan Trust
2.714% due 04/25/2035	29	28
HarborView Mortgage Loan Trust
4.296% due 08/19/2036 ^	133	119
Lehman XS Trust
0.673% due 09/25/2046 ^	28	7
Residential Accredit Loans, Inc. Trust
3.838% due 09/25/2035 ^	205	165
Structured Asset Mortgage Investments Trust
0.643% due 05/25/2036	1,464	1,131
0.682% due 07/19/2035	60	56
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	308	218
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 12/25/2045	319	260

Total Non-Agency Mortgage-Backed Securities (Cost $2,933)		3,129

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.793% due 04/25/2037	405	196
NovaStar Mortgage Funding Trust
0.533% due 03/25/2037	83	41

Total Asset-Backed Securities (Cost $357)		237

	SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (g)	6,323	55

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(g)	170,260	388
NVHL S.A. ‘B’ (c)(g)	170,260	388

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘C’ (c)(g)	170,260	$388
NVHL S.A. ‘D’ (c)(g)	170,260	388
NVHL S.A. ‘E’ (c)(g)	170,260	388
NVHL S.A. ‘F’ (c)(g)	170,260	387
NVHL S.A. ‘G’ (c)(g)	170,260	387
NVHL S.A. ‘H’ (c)(g)	170,260	387
NVHL S.A. ‘I’ (c)(g)	170,260	387
NVHL S.A. ‘J’ (c)(g)	170,260	387

		3,875

Total Common Stocks (Cost $5,538)		3,930

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (h) 0.1%
		5,556

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
0.188% due 04/07/2016 - 04/28/2016 (d)(e)(l)	$4,540	4,540

Total Short-Term Instruments (Cost $10,096)		10,096

Total Investments in Securities (Cost $9,058,704)		8,711,199

	SHARES
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio III	112,897,920	$1,115,544

Total Short-Term Instruments (Cost $1,115,121)		1,115,544

Total Investments in Affiliates (Cost $1,115,121)		1,115,544

Total Investments 99.1% (Cost $10,173,825)		$9,826,743

Financial Derivative Instruments (j)(k) 0.0% (Cost or Premiums, net $0)		(3,867)

Other Assets and Liabilities, net 0.9%		96,736

Net Assets 100.0%		$9,919,612

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$55	0.00%
NVHL S.A. ‘A’	03/09/2012	553	388	0.01%
NVHL S.A. ‘B’	03/09/2012	553	388	0.01%
NVHL S.A. ‘C’	03/09/2012	554	388	0.01%
NVHL S.A. ‘D’	03/09/2012	554	388	0.01%
NVHL S.A. ‘E’	03/09/2012	554	388	0.00%
NVHL S.A. ‘F’	03/09/2012	554	387	0.00%
NVHL S.A. ‘G’	03/09/2012	554	387	0.00%
NVHL S.A. ‘H’	03/09/2012	554	387	0.00%
NVHL S.A. ‘I’	03/09/2012	554	387	0.00%
NVHL S.A. ‘J’	03/09/2012	554	387	0.00%

		$5,538	$3,930	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	03/31/2016	04/01/2016	$5,556	U.S. Treasury Notes 3.750% due 11/15/2018	$(5,667)	$5,556	$5,556

Total Repurchase Agreements						$(5,667)	$5,556	$5,556

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(5.000)%	03/17/2016	04/01/2016		$(3,573)	$(3,566)
	(3.750)	04/01/2016	TBD	(2)	(3,620)	(3,620)
	(0.500)	03/07/2016	TBD	(2)	(7,360)	(7,357)
	(0.500)	03/09/2016	TBD	(2)	(9,821)	(9,818)
	(0.150)	03/11/2016	TBD	(2)	(2,630)	(2,630)

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
FOB	(5.750)%	03/31/2016	TBD	(2)	$(3,469)	$(3,469)
RDR	(1.000)	02/18/2016	TBD	(2)	(4,882)	(4,876)
	(0.250)	03/15/2016	TBD	(2)	(3,848)	(3,848)

Total Reverse Repurchase Agreements						$(39,184)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(17,196) at a weighted average interest rate of 0.759%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(i)	Securities with an aggregate market value of $41,188 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(26,991)	$0	$(26,991)	$28,794	$1,803
FOB	0	(3,469)	0	(3,469)	3,420	(49)
RDR	0	(8,724)	0	(8,724)	8,715	(9)
SSB	5,556	0	0	5,556	(5,667)	(111)

Total Borrowings and Other Financing Transactions	$5,556	$(39,184)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(3,566)	$0	$0	$(31,998)	$(35,564)

Total Borrowings	$(3,566)	$0	$0	$(31,998)	$(35,564)

Gross amount of recognized liabilities for reverse repurchase agreements (4)					$(35,564)

(4)	Unsettled reverse repurchase agreements liability of $(3,620) is outstanding at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$106,700	$7,271	$679	$191	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	375,000	11,383	10,956	607	0

				$18,654	$11,635	$798	$0

Total Swap Agreements				$18,654	$11,635	$798	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

Cash of $34,705 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$0	$798	$798	$0	$0	$0	$0

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2016	EUR	979	$	1,075	$0	$(39)
CBK	04/2016		8,138		8,903	0	(358)

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2016	EUR	3,555	$	3,921	$0	$(124)
	04/2016	GBP	15,789		22,168	0	(509)
	04/2016	$	35,897	GBP	25,138	208	0
	05/2016	GBP	25,138	$	35,900	0	(208)
JPM	04/2016	EUR	11,292		12,283	0	(566)
	04/2016	GBP	3,916		5,622	0	(3)
	05/2016	$	14,921	CHF	14,614	303	0
MSB	04/2016	EUR	67,046	$	73,573	0	(2,718)
	04/2016	GBP	996		1,417	0	(14)
SCX	04/2016		4,437		6,175	0	(197)
	05/2016	CHF	13,537		13,665	0	(437)
UAG	04/2016	$	101,913	EUR	91,010	1,647	0
	05/2016	EUR	91,010	$	102,000	0	(1,650)

Total Forward Foreign Currency Contracts						$2,158	$(6,823)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $4,540 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure (1)
BPS	$0	$0	$0	$0	$(39)	$0	$0	$(39)	$(39)	$0	$(39)
CBK	0	0	0	0	(358)	0	0	(358)	(358)	321	(37)
GLM	208	0	0	208	(841)	0	0	(841)	(633)	665	32
JPM	303	0	0	303	(569)	0	0	(569)	(266)	321	55
MSB	0	0	0	0	(2,732)	0	0	(2,732)	(2,732)	2,581	(151)
SCX	0	0	0	0	(634)	0	0	(634)	(634)	652	18
UAG	1,647	0	0	1,647	(1,650)	0	0	(1,650)	(3)	0	(3)

Total Over the Counter	$2,158	$0	$0	$2,158	$(6,823)	$0	$0	$(6,823)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO High Yield Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$798	$0	$0	$0	$798

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,158	$0	$2,158

	$0	$798	$0	$2,158	$0	$2,956

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,823	$0	$6,823

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$15,479	$0	$0	$(1)	$15,478

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,176	$0	$2,176

	$0	$15,479	$0	$2,176	$(1)	$17,654

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,504	$0	$0	$0	$2,504

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,670)	$0	$(13,670)

	$0	$2,504	$0	$(13,670)	$0	$(11,166)

38	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$62,624	$0	$62,624
Corporate Bonds & Notes
Banking & Finance	0	1,004,164	0	1,004,164
Industrials	0	6,935,382	0	6,935,382
Utilities	0	689,001	0	689,001
Municipal Bonds & Notes
California	0	2,636	0	2,636
Non-Agency Mortgage-Backed Securities	0	3,129	0	3,129
Asset-Backed Securities	0	237	0	237
Common Stocks
Consumer Discretionary	0	0	55	55
Health Care	3,875	0	0	3,875
Short-Term Instruments
Repurchase Agreements	0	5,556	0	5,556
U.S. Treasury Bills	0	4,540	0	4,540
	$3,875	$8,707,269	$55	$8,711,199

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,115,544	$0	$0	$1,115,544

Total Investments	$1,119,419	$8,707,269	$55	$9,826,743

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	798	0	798
Over the counter	0	2,158	0	2,158
	$0	$2,956	$0	$2,956

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,823)	$0	$(6,823)

Totals	$1,119,419	$8,703,402	$55	$9,822,876

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

40	PIMCO HIGH YIELD FUND

March 31, 2016

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL REPORT	MARCH 31, 2016	41

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the

42	PIMCO HIGH YIELD FUND

March 31, 2016

Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

ANNUAL REPORT	MARCH 31, 2016	43

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and

44	PIMCO HIGH YIELD FUND

March 31, 2016

liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	45

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services

46	PIMCO HIGH YIELD FUND

March 31, 2016

(normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO High Yield Fund	$20	$0	$(20)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

ANNUAL REPORT	MARCH 31, 2016	47

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO High Yield Fund	$525,284	$4,597,871	$(4,005,900)	$(2,058)	$347	$1,115,544	$5,872	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

48	PIMCO HIGH YIELD FUND

March 31, 2016

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at March 31, 2016 are disclosed in the Notes to Schedule of Investments.

ANNUAL REPORT	MARCH 31, 2016	49

Notes to Financial Statements (Cont.)

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Line of Credit  The Fund entered into a credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. Effective September 8, 2015, there is a maximum available commitment amount for the Fund equal to $535,000,000. Prior to this date, the maximum available commitment amount for the Fund was equal to $600,000,000. The Fund has agreed to pay commitment fees and facility fees of $1,146,618, of which $943,764, were paid during the period and are included in interest expense in the Statement of Operations. During the period, there were no borrowings on this line of credit.

50	PIMCO HIGH YIELD FUND

March 31, 2016

(b) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency.

ANNUAL REPORT	MARCH 31, 2016	51

Notes to Financial Statements (Cont.)

These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other

52	PIMCO HIGH YIELD FUND

March 31, 2016

instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk)

54	PIMCO HIGH YIELD FUND

March 31, 2016

or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

To the extent that the Fund may invest in securities and instruments that are economically tied to Russia, the Fund is subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Fund’s performance and/or ability to achieve its investment objective. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The

56	PIMCO HIGH YIELD FUND

March 31, 2016

Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

58	PIMCO HIGH YIELD FUND

March 31, 2016

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.30%	0.40%	0.30%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been

60	PIMCO HIGH YIELD FUND

March 31, 2016

designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$172,410	$656,015

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$2,749,014	$3,326,668

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO High Yield Fund
	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	422,598	$3,603,668	511,804	$4,832,735
Class P	140,789	1,156,161	19,246	182,655
Administrative Class	17,707	154,793	15,514	147,609
Class D	42,664	368,128	51,253	482,935
Class A	29,071	251,006	22,349 ^^	210,857 ^^
Class B	0	0	63	603
Class C	4,862	42,708	5,715	54,662
Class R	1,351	11,742	1,566	14,859

Issued as reinvestment of distributions
Institutional Class	50,524	434,664	60,383	568,422
Class P	3,031	25,997	3,127	29,350
Administrative Class	3,452	29,616	4,190	39,455
Class D	3,313	28,498	4,173	39,267
Class A	5,215	44,772	6,394	60,179
Class B	0	0	13	129
Class C	2,551	21,852	2,935	27,532
Class R	299	2,566	368	3,457

Cost of shares redeemed
Institutional Class	(524,419)	(4,582,481)	(841,806)	(8,029,681)
Class P	(34,073)	(293,484)	(26,207)	(248,302)
Administrative Class	(23,674)	(205,726)	(43,911)	(419,835)
Class D	(49,731)	(435,143)	(67,987)	(641,468)
Class A	(42,589)	(371,978)	(56,914)	(539,938)
Class B	0	0	(870)^^	(8,320)^^
Class C	(14,980)	(130,833)	(16,858)	(159,743)
Class R	(2,292)	(20,075)	(3,194)	(30,322)
Net increase (decrease) resulting from Fund share transactions	35,669	$136,451	(348,654)	$(3,382,903)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	At the NYSE Close on March 25, 2015, 169 Class B shares in the amount of $1,561 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the

62	PIMCO HIGH YIELD FUND

March 31, 2016

SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO High Yield Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral-Capital (4)	Qualified Late-Year Loss Deferral-Ordinary (5)
$0	$0	$(339,764)	$(12,294)	$0	$(160,308)	$(8,942)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, and Lehman securities.

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

March 31, 2016

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO High Yield Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$10,177,880	$165,041	$(516,178)	$(351,137)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, and Lehman securities for federal income tax purposes.

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO High Yield Fund

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$501,863	$198,422	$10,927	$645,896	$277,668	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

64	PIMCO HIGH YIELD FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO High Yield Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

ANNUAL REPORT	MARCH 31, 2016	65

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	RDR	RBC Capital Markets
CBK	Citibank N.A.	SCX	Standard Chartered Bank
FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
MSCI	Morgan Stanley Capital International	PIK	Payment-in-Kind

66	PIMCO HIGH YIELD FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the calendar year was designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only)  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO High Yield Fund	0.00%	0.00%	$430,587	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

ANNUAL REPORT	MARCH 31, 2016	67

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

68	PIMCO HIGH YIELD FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	69

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

70	PIMCO HIGH YIELD FUND

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	71

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3020AR_033116

PIMCO Funds

Annual Report

March 31, 2016

PIMCO RAE Fundamental PLUS Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

* Prior to April 15, 2015, the PIMCO RAE Fundamental PLUS Fund was named the PIMCO Fundamental IndexPLUS® AR Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Annual Report, which covers the twelve-month reporting period ended March 31, 2016, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Global growth concerns due to uncertainty around Chinese economic growth, an overall decline in commodity prices and questions about the efficacy of central bank policies sparked a sell-off in most risk assets. In particular, the outlook for slower Chinese growth sent commodity prices and inflation expectations lower. The Chinese equity market began a strong decline in June 2015, which was followed by a sharp devaluation in the Chinese yuan that sparked a sell-off in risk assets globally. Volatility in Chinese equity and currency markets continued but stabilized towards the end of the reporting period as a result of supportive actions by China‘s central bank. Geopolitical concerns also increased with the terrorist attacks in Paris and Belgium, which contributed to overall investor anxiety.

Despite the elevated volatility in the financial markets, the fundamental backdrop remained mostly intact with supportive central banks helping to reignite risk appetite towards the end of the reporting period as a result of calming rhetoric and policy actions geared towards reinvigorating growth. The European Central Bank (“ECB”), for example, announced at their March 2016 meeting additional easing measures in Europe, by expanding its quantitative easing program and shifting its focus towards domestic credit as opposed to currency weakness. Within the U.S., concerns about the impact on the U.S. economy from global influences and financial conditions kept the Federal Reserve (“Fed”) on hold after their first rate increase in December 2015. At their March 2016 meeting, the Fed communicated a more “dovish tilt” with a tolerance for overshooting their inflation target. The Bank of Japan and the People‘s Bank of China indicated their intent for further policy easing, and the Bank of Japan moved into negative policy rates in February 2016.

Economic data within the U.S. continued to confirm a healthy economy, particularly labor market indicators such as employment and wages. Still, signs of caution remained, particularly as U.S. consumers appeared to be more selective in their spending and chose to save rather than spend. In the Eurozone, volatility increased even as the underlying economies gradually improved due to better domestic demand, which was tempered slightly by sluggish inflation.

Financial market highlights of the twelve-month reporting period include:

■

U.S. Treasury yields between 1-month through 2-years generally rose due to the Fed’s decision to begin raising interest rates in December 2015. However, increased market volatility brought on by rising geopolitical concerns, negative interest rates in some developed sovereign markets and investor fears of slowing global growth led to a flight-to-quality in intermediate- to long-term U.S.

2	PIMCO RAE FUNDAMENTAL PLUS FUND

Treasuries, where yields generally declined, except for 30-year maturities which rose slightly. The yield on the benchmark ten-year U.S. Treasury note was 1.78% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 2.39% over the reporting period. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 1.96% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.51% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve in the U.S. steepened over the period, with shorter-dated maturities outperforming the long-end of the real yield curve. U.S. TIPS were outpaced by comparable nominal U.S. Treasuries, with breakeven inflation levels ending lower in response to a dramatic decline in energy prices.

■

Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 19.56% over the reporting period. The move lower in commodities was led by the energy sector, as oil prices were pressured by a persisting inventory glut and production growth, especially from the Organization of the Petroleum Exporting Countries (“OPEC”). Natural gas prices fell sharply lower on the back of historically warm winter weather and higher-than-expected production.

■

Agency mortgage-backed securities (“MBS”) returned 2.44% over the reporting period, as represented by the Barclays U.S. MBS Fixed Rate Index. Agency MBS modestly outperformed like-duration U.S. Treasuries despite heavy issuance, amid continued Fed intervention and strong bank demand. Non-Agency MBS returns were mixed, due to volatility in broader credit markets towards the end of 2015 and early 2016. However, market technicals and housing fundamentals remained positive.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, returned 0.93% over the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and commodity weakness. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 3.99% over the reporting period, and was impacted primarily by the sell-off in the commodity sectors (namely the energy and metals & mining sectors). Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 3.98% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by constructive supply and demand factors, as flows into municipal bond mutual funds outpaced limited net issuance. The high yield municipal bond segment outperformed, despite negative credit headlines surrounding the Commonwealth of Puerto Rico as the island seeks a framework to restructure its $70 billion of outstanding debt.

ANNUAL REPORT	MARCH 31, 2016	3

Chairman’s Letter (Cont.)

■

Emerging market (“EM”) debt sectors were generally impacted by a combination of global drivers, notably a slowdown in China’s economy, the devaluation of the Chinese yuan (which impacted EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, political developments added a layer of idiosyncratic drivers to returns. Asset performance rebounded during the final two months of the reporting period as risk sentiment bounced on dovish developed market central bank rhetoric. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 4.36% over the reporting period. EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.65% over the reporting period.

■

U.S. equities generally posted positive returns in response to supportive Fed policies and investor risk appetite returning towards the end of the period. However, the decline in Chinese equity share prices (for the full period), coupled with lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China, impacted other global equity markets. U.S. equities, as represented by the S&P 500 Index, returned 1.78% over the reporting period. Global equities, as represented by the MSCI World Index, declined 3.45% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 12.03% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 25, 2016

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO RAE FUNDAMENTAL PLUS FUND

Important Information About the PIMCO RAE Fundamental PLUS Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

If the Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of the Fund’s distributions, the Fund references its accounting records at the time the distribution is paid. If, based on such accounting records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally will not be issued. It is important to note that differences exist between the Fund’s accounting entries maintained on a day-to-day basis, the Fund’s financial statements presented in accordance with U.S. GAAP, and accounting practices under income tax regulations. Examples of such differences may include the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. The Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign

ANNUAL REPORT	MARCH 31, 2016	5

Important Information About the PIMCO RAE Fundamental PLUS Fund (Cont.)

debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus.

The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, mortgage-related and asset-backed securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on mortgage-related and asset-backed securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart.

6	PIMCO RAE FUNDAMENTAL PLUS FUND

Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Diversification Status
PIMCO RAE Fundamental PLUS Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	06/30/05	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval

ANNUAL REPORT	MARCH 31, 2016	7

Important Information About the PIMCO RAE Fundamental PLUS Fund (Cont.)

is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO RAE FUNDAMENTAL PLUS FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2016	9

PIMCO RAE Fundamental PLUS Fund

Cumulative Returns Through March 31, 2016

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2016
	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE Fundamental PLUS Fund Institutional Class	(4.33)%	12.35%	10.49%	10.46%
PIMCO RAE Fundamental PLUS Fund Class P	(4.29)%	12.26%	10.37%	10.34%
PIMCO RAE Fundamental PLUS Fund Administrative Class	(4.49)%	12.08%	10.19%	10.17%
PIMCO RAE Fundamental PLUS Fund Class D	(4.65)%	11.91%	10.04%	10.02%
PIMCO RAE Fundamental PLUS Fund Class A	(4.63)%	11.93%	10.04%	10.02%
PIMCO RAE Fundamental PLUS Fund Class A (adjusted)	(8.21)%	11.08%	9.62%	9.63%
PIMCO RAE Fundamental PLUS Fund Class C	(5.26)%	11.08%	9.23%	9.22%
PIMCO RAE Fundamental PLUS Fund Class C (adjusted)	(6.16)%	11.08%	9.23%	9.22%
S&P 500 Index	1.78%	11.58%	7.01%	7.47%
Lipper Large-Cap Core Funds Average	(1.24)%	9.80%	6.00%	6.59%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C, Class M, and Class R shares, respectively. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.80% for the Institutional Class shares, 0.90% for Class P shares, 1.05% for Administrative Class shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares.

10	PIMCO RAE FUNDAMENTAL PLUS FUND

Institutional Class - PXTIX	Class P - PIXPX	Administrative Class - PXTAX	Class D - PIXDX
Class A - PIXAX	Class C - PIXCX

Allocation Breakdown†

U.S. Treasury Obligations	31.5%
Corporate Bonds & Notes	29.6%
Short-Term Instruments‡	10.6%
Non-Agency Mortgage-Backed Securities	8.7%
U.S. Government Agencies	7.1%
Asset-Backed Securities	6.8%
Other	5.7%

†	% of Investments, at value as of 03/31/2016. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes.

Investment Objective and Strategy Overview

»

PIMCO RAE Fundamental PLUS Fund seeks total return which exceeds that of the S&P 500 Index (the “S&P 500”) under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE Fundamental US Large Model Portfolio”), and complementing this equity exposure with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Fundamental US Large Model Portfolio detracted from returns relative to the S&P 500 over the reporting period, primarily due to the following:

»	Underweight exposure to Amazon.com detracted from returns.

»	Overweight exposure and selection within the energy sector detracted from returns.

»	Underweight exposure to the information technology sector detracted from relative returns, driven by an underweight to Google and Facebook.
»	The Fund’s AR Bond Alpha Strategy detracted from returns over the reporting period, primarily due to the following:

»	U.S. government and rates positioning detracted from returns, driven by negative duration (or sensitivity to changes in market interest rates) positioning and positive U.S. Treasury total return.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

ANNUAL REPORT	MARCH 31, 2016	11

Expense Example PIMCO RAE Fundamental PLUS Fund

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share class is from October 1, 2015 to March 31, 2016 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Beginning Account Value (10/01/15)	Ending Account Value (03/31/16)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$1,083.40	$4.69	$1,000.00	$1,020.50	$4.55	0.90%
Class P	1,000.00	1,083.40	5.21	1,000.00	1,020.00	5.05	1.00
Administrative Class	1,000.00	1,082.40	5.99	1,000.00	1,019.25	5.81	1.15
Class D	1,000.00	1,081.80	6.77	1,000.00	1,018.50	6.56	1.30
Class A	1,000.00	1,081.60	6.77	1,000.00	1,018.50	6.56	1.30
Class C	1,000.00	1,078.60	10.65	1,000.00	1,014.75	10.33	2.05

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

12	PIMCO RAE FUNDAMENTAL PLUS FUND

Benchmark Descriptions

Index*	Description

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2016	13

Financial Highlights PIMCO RAE Fundamental PLUS Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income(b)	Distributions from Net Realized Capital Gains(b)
Institutional Class
03/31/2016	$6.56	$0.11	$(0.39)	$(0.28)	$(0.19)	$(0.16)
03/31/2015	7.01	0.04	0.56	0.60	(0.45)	(0.60)
03/31/2014	6.57	0.05	1.35	1.40	(0.96)	0.00
03/31/2013	5.86	0.08	1.37	1.45	(0.74)	0.00
03/31/2012	5.94	0.09	0.49	0.58	(0.66)	0.00
Class P
03/31/2016	6.52	0.10	(0.38)	(0.28)	(0.18)	(0.16)
03/31/2015	6.98	0.03	0.56	0.59	(0.45)	(0.60)
03/31/2014	6.55	0.05	1.33	1.38	(0.95)	0.00
03/31/2013	5.85	0.07	1.37	1.44	(0.74)	0.00
03/31/2012	5.93	0.09	0.48	0.57	(0.65)	0.00
Administrative Class
03/31/2016	6.43	0.09	(0.38)	(0.29)	(0.16)	(0.16)
03/31/2015	6.90	0.02	0.55	0.57	(0.44)	(0.60)
03/31/2014	6.48	0.04	1.33	1.37	(0.95)	0.00
03/31/2013	5.80	0.06	1.34	1.40	(0.72)	0.00
03/31/2012	5.88	0.08	0.49	0.57	(0.65)	0.00
Class D
03/31/2016	6.31	0.08	(0.37)	(0.29)	(0.17)	(0.16)
03/31/2015	6.78	0.01	0.55	0.56	(0.43)	(0.60)
03/31/2014	6.39	0.03	1.30	1.33	(0.94)	0.00
03/31/2013	5.72	0.05	1.33	1.38	(0.71)	0.00
03/31/2012	5.81	0.07	0.47	0.54	(0.63)	0.00
Class A
03/31/2016	6.32	0.08	(0.37)	(0.29)	(0.17)	(0.16)
03/31/2015	6.80	0.01	0.54	0.55	(0.43)	(0.60)
03/31/2014	6.40	0.02	1.32	1.34	(0.94)	0.00
03/31/2013	5.72	0.05	1.33	1.38	(0.70)	0.00
03/31/2012	5.81	0.07	0.48	0.55	(0.64)	0.00
Class C
03/31/2016	5.96	0.04	(0.35)	(0.31)	(0.14)	(0.16)
03/31/2015	6.47	(0.04)	0.52	0.48	(0.39)	(0.60)
03/31/2014	6.16	(0.03)	1.25	1.22	(0.91)	0.00
03/31/2013	5.51	0.01	1.28	1.29	(0.64)	0.00
03/31/2012	5.63	0.03	0.45	0.48	(0.60)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

14	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.35)	$5.93	(4.33)%	$440,025	0.83%	0.79%	1.80%	501%
(1.05)	6.56	8.80	1,055,142	0.80	0.79	0.59	390
(0.96)	7.01	22.36	1,350,370	0.79	0.79	0.80	424
(0.74)	6.57	26.73	1,010,658	0.79	0.79	1.29	506
(0.66)	5.86	10.92	351,353	0.79	0.79	1.59	1,047

(0.34)	5.90	(4.29)	225,311	0.93	0.89	1.69	501
(1.05)	6.52	8.61	616,784	0.90	0.89	0.47	390
(0.95)	6.98	22.20	368,467	0.89	0.89	0.68	424
(0.74)	6.55	26.55	153,162	0.89	0.89	1.22	506
(0.65)	5.85	10.91	22,443	0.89	0.89	1.56	1,047

(0.32)	5.82	(4.49)	7,463	1.08	1.04	1.48	501
(1.04)	6.43	8.40	37,774	1.05	1.04	0.33	390
(0.95)	6.90	22.12	36,155	1.04	1.04	0.56	424
(0.72)	6.48	26.13	30,040	1.04	1.04	1.00	506
(0.65)	5.80	10.87	2,163	1.04	1.04	1.44	1,047

(0.33)	5.69	(4.65)	313,203	1.23	1.19	1.42	501
(1.03)	6.31	8.43	607,284	1.20	1.19	0.18	390
(0.94)	6.78	21.86	622,117	1.19	1.19	0.39	424
(0.71)	6.39	26.04	429,208	1.19	1.19	0.91	506
(0.63)	5.72	10.53	91,205	1.19	1.19	1.34	1,047

(0.33)	5.70	(4.63)	462,967	1.23	1.19	1.43	501
(1.03)	6.32	8.24	785,656	1.20	1.19	0.17	390
(0.94)	6.80	22.03	745,005	1.19	1.19	0.37	424
(0.70)	6.40	26.10	291,184	1.19	1.19	0.92	506
(0.64)	5.72	10.62	97,573	1.19	1.19	1.33	1,047

(0.30)	5.35	(5.26)	355,308	1.98	1.94	0.69	501
(0.99)	5.96	7.54	559,797	1.95	1.94	(0.58)	390
(0.91)	6.47	20.87	415,212	1.94	1.94	(0.40)	424
(0.64)	6.16	25.19	115,909	1.94	1.94	0.17	506
(0.60)	5.51	9.71	33,921	1.94	1.94	0.56	1,047

ANNUAL REPORT	MARCH 31, 2016	15

Statement of Assets and Liabilities PIMCO RAE Fundamental PLUS Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$1,915,294
Investments in Affiliates	210,771
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,537
Over the counter	65,545
Cash	1,333
Deposits with counterparty	5,324
Foreign currency, at value	2,791
Receivable for investments sold	10,230
Receivable for TBA investments sold	493,553
Receivable for Fund shares sold	812
Interest and/or dividends receivable	12,085
Dividends receivable from Affiliates	88
Total Assets	2,721,363

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$239,477
Payable for short sales	77,651
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,524
Over the counter	87,033
Payable for investments purchased	4,802
Payable for investments in Affiliates purchased	88
Payable for TBA investments purchased	462,135
Deposits from counterparty	33,798
Payable for Fund shares redeemed	4,762
Accrued investment advisory fees	811
Accrued supervisory and administrative fees	537
Accrued distribution fees	291
Accrued servicing fees	172
Other liabilities	5
Total Liabilities	917,086

Net Assets	$1,804,277

Net Assets Consist of:
Paid in capital	$1,881,332
(Overdistributed) net investment income	(33,530)
Accumulated undistributed net realized (loss)	(685)
Net unrealized (depreciation)	(42,840)
$1,804,277

Cost of investments in securities	$1,894,980
Cost of investments in Affiliates	$210,711
Cost of foreign currency held	$2,759
Proceeds received on short sales	$77,431
Cost or premiums of financial derivative instruments, net	$(17,228)

16	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

Net Assets:
Institutional Class	$440,025
Class P	225,311
Administrative Class	7,463
Class D	313,203
Class A	462,967
Class C	355,308
Shares Issued and Outstanding:
Institutional Class	74,154
Class P	38,170
Administrative Class	1,281
Class D	55,045
Class A	81,195
Class C	66,424
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$5.93
Class P	5.90
Administrative Class	5.82
Class D	5.69
Class A	5.70
Class C	5.35

^	With respect to Class A and Class C, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2016	17

Statement of Operations PIMCO RAE Fundamental PLUS Fund

Year Ended March 31, 2016
(Amounts in thousands)

Investment Income:
Interest	$68,953
Dividends from Investments in Affiliates	1,305
Total Income	70,258

Expenses:
Investment advisory fees	14,315
Supervisory and administrative fees	9,277
Distribution and/or servicing fees - Administrative Class	41
Distribution and/or servicing fees - Class D	1,065
Distribution fees - Class C	3,418
Servicing fees - Class A	1,544
Servicing fees - Class C	1,139
Trustee fees	16
Interest expense	1,248
Miscellaneous expense	4
Total Expenses	32,067

Net Investment Income	38,191

Net Realized Gain (Loss):
Investments in securities	(127,997)
Investments in Affiliates	54
Exchange-traded or centrally cleared financial derivative instruments	(87,916)
Over the counter financial derivative instruments	53,956
Foreign currency	(1,793)

Net Realized (Loss)	(163,696)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	93,911
Investments in Affiliates	18
Exchange-traded or centrally cleared financial derivative instruments	4,386
Over the counter financial derivative instruments	(158,900)
Foreign currency assets and liabilities	(32)

Net Change in Unrealized (Depreciation)	(60,617)

Net (Decrease) in Net Assets Resulting from Operations	$(186,122)

18	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO RAE Fundamental PLUS Fund

(Amounts in thousands†)	Year Ended March 31, 2016	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$38,191	$10,229
Net realized gain (loss)	(163,696)	406,966
Net change in unrealized (depreciation)	(60,617)	(110,503)

Net Increase (Decrease) in Net Assets Resulting from Operations	(186,122)	306,692

Distributions to Shareholders:
From net investment income(a)
Institutional Class	(22,716)	(86,682)
Class P	(11,736)	(40,177)
Administrative Class	(364)	(2,877)
Class D	(11,910)	(46,281)
Class A	(17,782)	(53,148)
Class C	(11,502)	(33,039)
From net realized capital gains(a)
Institutional Class	(14,714)	(109,588)
Class P	(8,094)	(51,452)
Administrative Class	(222)	(3,579)
Class D	(9,503)	(62,284)
Class A	(14,498)	(69,746)
Class C	(11,606)	(46,130)

Total Distributions	(134,647)	(604,983)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,537,391)	423,402

Total Increase (Decrease) in Net Assets	(1,858,160)	125,111

Net Assets:
Beginning of year	3,662,437	3,537,326
End of year*	$1,804,277	$3,662,437

*Including undistributed (overdistributed) net investment income of:	$(33,530)	$25,461

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2016	19

Schedule of Investments PIMCO RAE Fundamental PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.1%

BANK LOAN OBLIGATIONS 0.3%
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		$1,800	$1,793
Charter Communications Operating LLC
3.500% due 01/24/2023		1,900	1,905
Community Health Systems, Inc.
3.683% - 3.886% due 12/31/2018		1,970	1,955

Total Bank Loan Obligations (Cost $5,649)			5,653

CORPORATE BONDS & NOTES 34.8%

BANKING & FINANCE 20.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		600	607
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,963
4.750% due 09/10/2018		3,115	3,181
6.250% due 12/01/2017		2,300	2,404
ASIF SRL
3.000% due 02/17/2017	EUR	3,500	4,064
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048		$3,244	3,285
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,448
Banco do Brasil S.A.
6.000% due 01/22/2020		800	814
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	5,400	6,060
Bank of America Corp.
0.947% due 08/15/2016		$400	399
1.239% due 08/25/2017		14,000	13,948
2.650% due 04/01/2019		33,600	34,221
5.650% due 05/01/2018		1,800	1,933
6.500% due 08/01/2016		18,798	19,123
7.625% due 06/01/2019		2,300	2,679
Barclays Bank PLC
7.750% due 04/10/2023		800	841
14.000% due 06/15/2019 (e)	GBP	12,900	23,465
BBVA Bancomer S.A.
6.500% due 03/10/2021		$200	220
6.750% due 09/30/2022		2,100	2,336
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		800	775
BPE Financiaciones S.A.
2.500% due 02/01/2017 (f)	EUR	4,600	5,315
Citigroup, Inc.
0.906% due 06/09/2016		$11,100	11,094
1.298% due 11/15/2016		15,500	15,523

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.579% due 07/25/2016		$19,400	$19,433
5.950% due 05/15/2025 (e)		2,800	2,699
Credit Agricole S.A.
8.125% due 12/23/2025 (e)		2,100	2,103
Eksportfinans ASA
2.375% due 05/25/2016		300	300
5.500% due 05/25/2016		100	101
5.500% due 06/26/2017		200	208
Ford Motor Credit Co. LLC
1.070% due 11/08/2016		11,700	11,662
1.500% due 01/17/2017		4,480	4,475
3.984% due 06/15/2016		2,915	2,934
4.207% due 04/15/2016		5,285	5,290
4.250% due 02/03/2017		5,148	5,264
General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	7,870
4.750% due 08/15/2017		5,295	5,468
HBOS PLC
1.336% due 09/06/2017		2,500	2,483
HSBC Holdings PLC
3.400% due 03/08/2021		700	715
4.250% due 08/18/2025		4,100	4,057
4.300% due 03/08/2026		500	516
HSBC USA, Inc.
1.390% due 08/07/2018		1,800	1,788
International Lease Finance Corp.
6.750% due 09/01/2016		800	813
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,045
KBC Bank NV
8.000% due 01/25/2023		7,400	8,010
KEB Hana Bank
3.125% due 06/26/2017		3,200	3,265
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,017
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		11,100	14,967
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,580	2,201
Morgan Stanley
1.899% due 04/25/2018		$13,900	13,993
MUFG Union Bank N.A.
1.021% due 05/05/2017		10,300	10,251
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	224
Navient Corp.
5.500% due 01/15/2019		$700	691
8.450% due 06/15/2018		1,400	1,505
Novo Banco S.A.
5.000% due 04/04/2019	EUR	300	263
5.000% due 04/23/2019		200	175
5.000% due 05/21/2019		600	525
5.000% due 05/23/2019		400	350

20	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nykredit Realkredit A/S
2.000% due 04/01/2016	DKK	22,800	$3,480
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$700	725
Rabobank Group
6.875% due 03/19/2020	EUR	5,000	6,728
11.000% due 06/30/2019 (e)		$8,200	9,870
Royal Bank of Scotland PLC
9.500% due 03/16/2022		4,000	4,239
13.125% due 03/19/2022	AUD	10,811	8,878
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		$200	200
UBS AG
4.750% due 05/22/2023		200	203
5.125% due 05/15/2024		23,500	23,882
7.625% due 08/17/2022		3,350	3,842
Wells Fargo & Co.
1.081% due 04/22/2019		1,800	1,780

			370,186

INDUSTRIALS 7.9%
AbbVie, Inc.
1.800% due 05/14/2018		1,500	1,511
2.500% due 05/14/2020		600	612
3.200% due 11/06/2022		100	104
3.600% due 05/14/2025		500	526
4.500% due 05/14/2035		300	313
4.700% due 05/14/2045		400	427
Actavis Funding SCS
2.350% due 03/12/2018		3,000	3,037
3.000% due 03/12/2020		2,000	2,063
3.450% due 03/15/2022		1,800	1,872
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,600	1,646
3.650% due 02/01/2026		2,100	2,211
Braskem Finance Ltd.
5.750% due 04/15/2021		5,800	5,568
CCO Safari LLC
3.579% due 07/23/2020		500	512
4.464% due 07/23/2022		700	734
4.908% due 07/23/2025		1,500	1,585
6.384% due 10/23/2035		300	331
6.484% due 10/23/2045		700	781
6.834% due 10/23/2055		100	108
CVS Health Corp.
2.800% due 07/20/2020		400	416
3.500% due 07/20/2022		200	215
3.875% due 07/20/2025		1,800	1,947
4.875% due 07/20/2035		500	559
5.125% due 07/20/2045		800	931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.985% due 03/10/2017	$14,900	$14,836
1.296% due 08/01/2016	8,200	8,206
1.875% due 01/11/2018	7,800	7,843
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,775
Dynegy, Inc.
6.750% due 11/01/2019	11,100	11,100
7.375% due 11/01/2022	1,800	1,674
Enbridge, Inc.
1.275% due 10/01/2016	5,400	5,348
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,100	3,680
HCA, Inc.
3.750% due 03/15/2019	13,800	14,171
Kraft Heinz Foods Co.
1.600% due 06/30/2017	700	703
2.000% due 07/02/2018	700	707
2.800% due 07/02/2020	400	410
3.500% due 07/15/2022	200	210
3.950% due 07/15/2025	200	214
5.000% due 07/15/2035	100	111
5.200% due 07/15/2045	300	337
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	12,549
QUALCOMM, Inc.
4.650% due 05/20/2035	600	617
4.800% due 05/20/2045	700	695
Reynolds American, Inc.
3.250% due 06/12/2020	108	113
4.000% due 06/12/2022	100	109
4.450% due 06/12/2025	600	662
Rohm & Haas Co.
6.000% due 09/15/2017	144	152
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	5,200	4,979
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	3,931
Schaeffler Finance BV
4.750% due 05/15/2021	13,050	13,442
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,513

		143,096

UTILITIES 6.4%
AT&T, Inc.
1.049% due 03/30/2017	11,100	11,097
Majapahit Holding BV
7.750% due 01/20/2020	500	572
Petrobras Global Finance BV
2.000% due 05/20/2016	19,000	18,977

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 01/15/2018	EUR	1,000	$1,033
3.522% due 03/17/2020		$2,900	2,240
3.750% due 01/14/2021	EUR	400	358
4.375% due 05/20/2023		$500	366
6.250% due 12/14/2026	GBP	800	802
6.850% due 06/05/2115		$4,900	3,392
Sprint Communications, Inc.
8.375% due 08/15/2017		6,750	6,691
Telefonica Chile S.A.
3.875% due 10/12/2022		1,200	1,225
Verizon Communications, Inc.
1.036% due 06/09/2017		17,700	17,668
1.412% due 06/17/2019		200	200
2.164% due 09/15/2016		34,503	34,692
2.382% due 09/14/2018		10,400	10,641
2.500% due 09/15/2016		1,714	1,727
3.650% due 09/14/2018		2,050	2,160
5.150% due 09/15/2023		1,200	1,388

			115,229

Total Corporate Bonds & Notes (Cost $632,269)			628,511

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,600	2,359
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,000	3,112
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,599

			8,070

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		8,000	11,058

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		900	922
7.750% due 01/01/2042		1,500	1,497

			2,419

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	$2,000	$3,043

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,439

Total Municipal Bonds & Notes (Cost $30,114)		30,029

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.493% due 12/25/2036	149	146
0.783% due 03/25/2037 - 09/25/2042	515	513
0.813% due 07/25/2037	117	118
0.833% due 09/25/2035	187	187
1.063% due 05/25/2040	144	145
1.153% due 06/25/2037	80	81
1.163% due 06/25/2040	1,040	1,053
1.183% due 11/25/2039 - 01/25/2040	238	242
1.253% due 12/25/2039	93	94
1.333% due 07/25/2039	71	72
1.522% due 06/01/2043 - 07/01/2044	241	245
2.024% due 10/01/2034	22	22
2.145% due 11/01/2034	7	7
2.150% due 05/01/2035	9	10
2.212% due 11/01/2035	54	57
2.274% due 09/01/2035	201	212
2.294% due 07/01/2035	175	184
2.298% due 10/01/2035	64	68
2.310% due 08/01/2022	200	205
2.387% due 07/01/2035	146	154
2.415% due 07/01/2034	163	172
2.425% due 03/01/2035	14	15
2.432% due 08/01/2035	150	159
2.433% due 01/01/2035	179	187
2.455% due 05/25/2035	36	38
2.462% due 06/01/2035	278	293
2.487% due 09/01/2035	153	163
2.490% due 08/01/2035	316	336
2.496% due 12/01/2033	155	163
2.531% due 05/01/2036	118	124
2.608% due 07/01/2036	111	119
2.618% due 12/01/2033 - 09/01/2036	116	123
2.683% due 06/01/2035	424	448
2.723% due 08/01/2036	98	103
2.870% due 09/01/2027	100	103

22	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.920% due 06/01/2022	$2,471	$2,606
3.155% due 05/01/2022	2,011	2,142
4.000% due 05/01/2018 - 11/01/2028	11,820	12,481
4.500% due 02/01/2018 - 06/01/2042	17,764	18,806
5.000% due 06/01/2023 - 05/01/2041	7,324	8,129
5.500% due 10/01/2021 - 12/01/2039	3,656	4,120
6.000% due 02/01/2029 - 05/01/2041	980	1,120
6.500% due 09/01/2034	7	9
Fannie Mae, TBA
3.000% due 05/01/2046	1,050	1,075
4.000% due 04/01/2046	30,500	32,599
Freddie Mac
0.693% due 08/25/2031	80	78
0.766% due 02/15/2037	13	13
0.836% due 06/15/2018	5	5
0.986% due 07/15/2041	992	993
1.006% due 06/15/2041	988	996
1.106% due 08/15/2037	216	219
1.136% due 08/15/2037	272	277
1.291% due 01/15/2038	145	148
1.522% due 02/25/2045	36	38
4.500% due 01/15/2041 - 04/01/2041	327	364
5.000% due 03/01/2038	4,885	5,402
5.500% due 06/01/2027 - 05/01/2040	2,497	2,795
6.000% due 02/01/2034 - 10/01/2039	2,654	3,027
Freddie Mac, TBA
4.500% due 05/01/2046	4,000	4,341
6.000% due 04/01/2046	1,000	1,134
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	24,113	25,499
5.000% due 06/15/2034 - 06/15/2041	5,604	6,231
6.000% due 05/15/2037 - 07/15/2037	111	125
Ginnie Mae, TBA
4.000% due 04/01/2046	6,000	6,418
NCUA Guaranteed Notes
0.888% due 10/07/2020	229	229
Small Business Administration
5.290% due 12/01/2027	223	249
5.600% due 09/01/2028	1,849	2,090

Total U.S. Government Agencies (Cost $147,331)		150,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 37.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (j)	$320	$312
2.500% due 02/15/2046	20,600	20,089
2.875% due 08/15/2045 (f)	47,400	49,876
3.000% due 11/15/2044 (j)	3,250	3,509
3.000% due 05/15/2045	50	54
3.125% due 08/15/2044 (f)(j)	17,900	19,813
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (f)	22,664	23,089
0.125% due 01/15/2023 (h)(j)	20,116	20,311
0.125% due 07/15/2024 (h)	20,553	20,653
0.250% due 01/15/2025	400	404
0.375% due 07/15/2023 (h)(j)	50,186	51,767
0.750% due 02/15/2045	12,173	11,811
1.750% due 01/15/2028	9,612	11,161
2.000% due 01/15/2026 (j)	6,326	7,417
2.375% due 01/15/2025 (h)	34,185	40,758
2.375% due 01/15/2027	16,211	19,829
U.S. Treasury Notes
1.375% due 08/31/2020 (f)(h)(j)	159,700	161,288
2.000% due 07/31/2022 (h)(j)	26,000	26,824
2.000% due 11/30/2022 (h)(j)	45,800	47,212
2.000% due 08/15/2025 (f)	6,400	6,526
2.125% due 05/15/2025 (f)(h)(j)	96,850	99,905
2.375% due 08/15/2024 (f)(h)(j)	26,900	28,346

Total U.S. Treasury Obligations (Cost $653,747)		670,954

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%
American Home Mortgage Investment Trust
2.881% due 02/25/2045	83	83
Banc of America Funding Ltd.
0.701% due 10/03/2039	2,690	2,637
Banc of America Funding Trust
0.622% due 10/20/2046 ^	404	299
0.712% due 06/20/2047	600	423
5.912% due 10/25/2036	9,056	7,597
BCAP LLC Trust
0.335% due 09/26/2035	1,164	1,149
Bear Stearns Adjustable Rate Mortgage Trust
2.880% due 01/25/2034	642	638
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	323	283
0.873% due 07/25/2035	1,519	1,474
2.792% due 09/25/2035	94	78
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	83	84
Bear Stearns Structured Products, Inc. Trust
2.775% due 01/26/2036	359	277

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	23

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bella Vista Mortgage Trust
1.028% due 01/22/2045		$2,845	$2,590
Chase Mortgage Finance Trust
2.627% due 02/25/2037		1,833	1,828
ChaseFlex Trust
0.733% due 07/25/2037		1,097	813
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 06/25/2036		1,055	920
0.686% due 01/25/2036		984	876
0.733% due 08/25/2035		3,697	3,312
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		152	149
2.730% due 10/25/2035		73	72
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		2,724	2,828
Countrywide Alternative Loan Trust
0.593% due 12/25/2046 ^		5,094	5,427
0.613% due 05/25/2047		366	289
0.623% due 09/25/2046 ^		1,607	1,409
0.713% due 02/25/2037		1,919	1,484
0.933% due 05/25/2035 ^		11,157	8,941
1.911% due 08/25/2035		4,624	3,886
2.466% due 05/25/2036		1,930	1,550
Countrywide Home Loan Mortgage Pass-Through Trust
1.233% due 09/25/2034		240	206
2.592% due 02/20/2036 ^		62	58
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,311	2,348
5.383% due 02/15/2040		230	233
Credit Suisse Mortgage Capital Certificates
5.460% due 09/15/2039		7,455	7,520
Deutsche ALT-A Securities, Inc.
0.763% due 02/25/2036		4,335	3,416
Eddystone Finance PLC
1.114% due 04/19/2021	GBP	3,836	5,365
First Horizon Alternative Mortgage Securities Trust
2.287% due 08/25/2035 ^		$521	444
First Horizon Mortgage Pass-Through Trust
2.731% due 08/25/2035		242	214
Greenpoint Mortgage Pass-Through Certificates
3.092% due 10/25/2033		178	175
Greenwich Capital Commercial Funding Corp. Trust
5.892% due 07/10/2038		136	136
GSR Mortgage Loan Trust
2.838% due 09/25/2035		407	409
2.849% due 11/25/2035		200	193
6.000% due 05/25/2037 ^		1,091	1,013
HarborView Mortgage Loan Trust
0.682% due 01/19/2036		929	631
0.702% due 03/19/2035		4,132	3,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.633% due 11/25/2046	$24,233	$17,180
2.628% due 01/25/2036 ^	343	283
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045	647	648
5.420% due 01/15/2049	2,613	2,668
5.439% due 01/15/2049	9,445	9,656
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	26	22
LB Commercial Mortgage Trust
5.852% due 07/15/2044	10,171	10,544
Leek Finance PLC
0.843% due 12/21/2038	2,326	2,443
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.876% due 12/15/2030	510	487
Merrill Lynch Mortgage Investors Trust
0.643% due 02/25/2036	255	232
1.904% due 10/25/2035	3,136	3,039
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	612
Morgan Stanley Capital Trust
5.610% due 04/15/2049	67	67
Residential Accredit Loans, Inc. Trust
0.618% due 08/25/2036	2,524	2,002
3.746% due 12/25/2035	958	796
Sequoia Mortgage Trust
0.632% due 07/20/2036	887	803
0.642% due 06/20/2036	990	875
Structured Adjustable Rate Mortgage Loan Trust
0.753% due 10/25/2035	5,386	4,412
1.751% due 01/25/2035	291	231
2.606% due 01/25/2035	457	434
2.707% due 08/25/2035	206	192
2.718% due 08/25/2034	415	410
2.762% due 09/25/2035	317	282
Structured Asset Mortgage Investments Trust
0.682% due 07/19/2035	142	127
0.713% due 02/25/2036 ^	166	128
2.654% due 05/25/2047	5,780	4,031
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,197	1,202
Wachovia Mortgage Loan Trust LLC
2.873% due 05/20/2036 ^	652	573
WaMu Mortgage Pass-Through Certificates Trust
0.703% due 12/25/2045	10,754	9,918
0.723% due 10/25/2045	61	56
1.073% due 01/25/2045	341	319
1.341% due 06/25/2046	10,949	8,990
1.351% due 02/25/2046	851	775
1.551% due 11/25/2042	60	55

24	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.914% due 02/27/2034	$148	$143
1.975% due 01/25/2037 ^	1,557	1,313
2.155% due 08/25/2046	10,291	9,110
2.155% due 10/25/2046	182	162
2.155% due 12/25/2046	701	639
2.190% due 12/25/2036 ^	479	411
2.259% due 06/25/2037 ^	741	665
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	5	5
Wells Fargo Alternative Loan Trust
2.799% due 07/25/2037 ^	9,238	7,758
Wells Fargo Mortgage-Backed Securities Trust
2.834% due 07/25/2036 ^	3,541	3,390
2.837% due 03/25/2036	328	324

Total Non-Agency Mortgage-Backed Securities (Cost $187,121)		185,771

ASSET-BACKED SECURITIES 8.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.256% due 02/25/2034	2,036	1,815
Asset-Backed Funding Certificates Trust
0.653% due 01/25/2037	4,637	2,749
1.483% due 03/25/2034	5,832	4,561
Asset-Backed Securities Corp. Home Equity Loan Trust
0.723% due 03/25/2036	11,443	8,023
1.393% due 07/25/2035	500	453
Bear Stearns Asset-Backed Securities Trust
0.593% due 08/25/2036	2,781	2,400
0.703% due 06/25/2036	4,800	4,093
1.113% due 10/25/2035	4,800	4,118
Cavalry CLO Ltd.
1.990% due 01/16/2024	400	399
Citigroup Mortgage Loan Trust, Inc.
0.593% due 09/25/2036	6,889	4,910
1.333% due 09/25/2035 ^	3,987	2,223
Cornerstone CLO Ltd.
0.842% due 07/15/2021	1,600	1,588
Countrywide Asset-Backed Certificates
0.586% due 01/25/2037	10,806	10,373
0.633% due 06/25/2037 ^	4,736	4,246
0.683% due 01/25/2046	8,511	5,578
5.016% due 10/25/2046 ^	3,415	3,255
Countrywide Asset-Backed Certificates Trust
0.783% due 04/25/2036	3,111	3,073
Countrywide Home Equity Loan Trust
0.656% due 12/15/2029	702	641
Credit Suisse Mortgage Capital Certificates
1.033% due 09/25/2037	8,410	7,446
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036	33	17

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fremont Home Loan Trust
0.493% due 01/25/2037		$16	$8
GSAMP Trust
0.673% due 12/25/2035		4,364	4,073
Hillmark Funding Ltd.
0.868% due 05/21/2021		439	430
Long Beach Mortgage Loan Trust
0.993% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.683% due 03/25/2037		4,189	1,904
1.363% due 11/25/2034		1,267	1,150
National Collegiate Student Loan Trust
0.673% due 11/27/2028		2,196	2,168
NovaStar Mortgage Funding Trust
0.563% due 03/25/2037		7,573	4,776
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		42	42
Residential Asset Mortgage Products Trust
0.593% due 02/25/2037		3,517	3,201
Residential Asset Securities Corp. Trust
0.583% due 08/25/2036		1,300	1,258
0.853% due 10/25/2035		1,000	880
SG Mortgage Securities Trust
0.613% due 02/25/2036		13,585	7,762
SLM Private Education Loan Trust
1.486% due 06/15/2023		134	134
3.686% due 05/16/2044		224	230
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	1,247	1,354
Specialty Underwriting & Residential Finance Trust
0.733% due 12/25/2036		$4,052	3,395
SpringCastle America Funding LLC
2.700% due 05/25/2023		11,256	11,214
Structured Asset Investment Loan Trust
1.153% due 06/25/2035		20,000	16,434
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 03/25/2036		4,556	3,634
0.643% due 02/25/2037		6,621	5,451
0.753% due 05/25/2037		1,915	1,743
Venture CDO Ltd.
0.841% due 07/22/2021		362	354
Wood Street CLO BV
0.231% due 11/22/2021	EUR	113	128

Total Asset-Backed Securities (Cost $140,647)			143,700

SOVEREIGN ISSUES 4.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	188,100	48,953
0.000% due 01/01/2017 (c)		4,890	1,233

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	25

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	$5,128
Korea Development Bank
3.500% due 08/22/2017		300	308
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	5,989	367
4.750% due 06/14/2018		89,100	5,189
5.000% due 06/16/2016 (d)		12,086	702
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,014
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	1,220,000	9,824
4.750% due 04/17/2019	EUR	6,300	6,402
Spain Government International Bond
2.900% due 10/31/2046		2,900	3,470

Total Sovereign Issues (Cost $83,129)			85,590

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.468% due 05/16/2016		$8,000	7,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
0.265% due 04/14/2016 - 04/28/2016 (b)(c)(f)(j)	$6,974	$6,974

Total Short-Term Instruments (Cost $14,973)		14,967

Total Investments in Securities (Cost $1,894,980)		1,915,294

	SHARES
INVESTMENTS IN AFFILIATES 11.7%

SHORT-TERM INSTRUMENTS 11.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	21,330,959	210,771

Total Short-Term Instruments (Cost $210,711)		210,771

Total Investments in Affiliates (Cost $210,711)		210,771

Total Investments 117.8% (Cost $2,105,691)		$2,126,065

Financial Derivative Instruments (g)(i) (1.3%) (Cost or Premiums, net $(17,228))		(23,475)

Other Assets and Liabilities, net (16.5%)		(298,313)

Net Assets 100.0%		$1,804,277

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

26	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	0.590%	02/12/2016	04/19/2016		$	(58,086)	$(58,132)
BOS	0.620	01/12/2016	04/12/2016			(2,121)	(2,124)
BSN	0.590	02/12/2016	04/05/2016			(9,441)	(9,449)
	0.600	02/11/2016	04/11/2016			(6,616)	(6,621)
CFR	(0.950)	03/23/2016	TBD	(1)	EUR	(2,020)	(2,298)
JPS	0.720	01/08/2016	07/08/2016		$	(12,508)	(12,530)
NXN	0.570	02/12/2016	05/12/2016			(36,299)	(36,327)
SCX	0.620	01/14/2016	05/13/2016			(1,006)	(1,008)
	0.620	01/19/2016	05/17/2016			(31,887)	(31,927)
	0.640	01/19/2016	05/17/2016			(48,058)	(48,120)
	0.640	02/16/2016	04/18/2016			(14,908)	(14,919)
	0.650	02/12/2016	04/11/2016			(308)	(308)
	0.650	02/17/2016	04/18/2016			(2,134)	(2,136)
	0.650	02/18/2016	04/18/2016			(13,567)	(13,578)

Total Reverse Repurchase Agreements							$(239,477)

(1)	Open maturity reverse repurchase agreement.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(240,484) at a weighted average interest rate of 0.424%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	3.000%	04/01/2046	$1,000	$(1,023)	$(1,026)
Fannie Mae, TBA	3.500	04/01/2046	27,200	(28,411)	(28,528)
Fannie Mae, TBA	4.000	04/01/2046	45,000	(47,997)	(48,097)

Total Short Sales				$(77,431)	$(77,651)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	27

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(f)	Securities with an aggregate market value of $241,861 and cash of $269 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOM	$0	$(58,132)	$0	$(58,132)	$58,271	$139
BOS	0	(2,124)	0	(2,124)	2,204	80
BSN	0	(16,070)	0	(16,070)	16,078	8
CFR	0	(2,298)	0	(2,298)	2,311	13
JPS	0	(12,530)	0	(12,530)	12,704	174
NXN	0	(36,327)	0	(36,327)	36,358	31
SCX	0	(111,996)	0	(111,996)	112,207	211

Total Borrowings and Other Financing Transactions	$0	$(239,477)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,298)	$(2,298)
U.S. Treasury Obligations	0	(107,267)	(117,382)	(12,530)	(237,179)

Total Borrowings	$0	$(107,267)	$(117,382)	$(14,828)	$(239,477)

Gross amount of recognized liabilities for reverse repurchase agreements					$(239,477)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/20/2016	1,506	$13	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.500	05/20/2016	2,030	17	32

				$30	$33

Total Purchased Options				$30	$33

28	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	2,123	$(3,011)	$0	$(27)
90-Day Eurodollar June Futures	Short	06/2016	86	(87)	0	0
90-Day Eurodollar September Futures	Short	09/2016	12	(16)	0	0
Australia Government 10-Year Bond June Futures	Long	06/2016	33	19	24	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	14	(1)	1	0
Euro-Bobl June Futures	Long	06/2016	403	(179)	0	(32)
Euro-BTP Italy Government Bond June Futures	Short	06/2016	767	(2,285)	18	(227)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	135	(43)	9	(42)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	14	6	0	0
U.S. Treasury 5-Year Note June Futures	Long	06/2016	479	126	105	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	5,670	522	2,126	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2016	343	(342)	0	(364)
United Kingdom Long Gilt June Futures	Long	06/2016	113	71	58	(52)

Total Futures Contracts				$(5,220)	$2,341	$(744)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$39,500	$1,199	$1,382	$64	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	136,500	729	355	0	(8)

				$1,928	$1,737	$64	$(8)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR *	1.100%	01/23/2018	$	472,300	$839	$638	$94	$0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,389,800	(37,249)	(25,836)	0	(899)
Pay	3-Month USD-LIBOR	2.000	12/16/2020		429,900	19,102	13,680	721	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		474,100	(29,791)	(11,864)	0	(1,204)
Pay	3-Month USD-LIBOR *	2.000	06/15/2023		54,500	1,995	335	142	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	29

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.300%	12/03/2025	$	93,800	$(6,322)	$(4,996)	$0	$(343)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026		181,800	(9,398)	(10,176)	0	(685)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		142,850	(20,676)	(15,079)	0	(1,009)
Receive	3-Month USD-LIBOR *	2.500	06/15/2046		31,000	(2,321)	(41)	0	(214)
Pay	6-Month EUR-EURIBOR *	0.750	09/21/2026	EUR	108,200	1,507	963	0	(189)
Receive	6-Month EUR-EURIBOR *	1.250	03/15/2047		2,300	(119)	(49)	2	0
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(726)	(423)	0	(30)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(4,073)	(2,024)	0	(112)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2026		23,300	(84)	(246)	0	(43)
Receive	6-Month GBP-LIBOR *	1.750	03/15/2047		6,300	(205)	(98)	0	(42)
Receive	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	4,730,000	(598)	(31)	124	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	15,300	6	(24)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		171,200	77	(67)	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		24,000	21	(22)	0	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		38,500	16	0	0	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		96,200	65	94	7	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		14,000	7	3	1	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,000	17	24	2	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		3,300	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		48,400	(14)	(20)	1	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		1,800	3	4	0	0
Pay	28-Day MXN-TIIE *	7.635	06/09/2025		60,500	95	94	0	(2)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		40,500	74	97	2	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		48,900	48	144	3	0

						$(87,705)	$(54,921)	$1,099	$(4,772)

Total Swap Agreements						$(85,777)	$(53,184)	$1,163	$(4,780)

*	This security has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(h)	Securities with an aggregate market value of $51,051 and cash of $5,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$33	$2,341	$1,163	$3,537	$0	$(744)	$(4,780)	$(5,524)

30	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2016		$3,950	CHF	3,910	$124	$0
BOA	04/2016	AUD	12,204		$8,731	0	(624)
	04/2016	JPY	1,282,352		11,453	59	0
	04/2016		$17,496	AUD	23,055	177	0
	04/2016		937	JPY	105,500	0	0
	05/2016	BRL	70,869		$20,208	655	0
	05/2016	TWD	746,362		22,336	0	(884)
	05/2016		$5,009	CNH	32,649	32	0
	06/2016	EUR	47,448		$64,963	10,852	0
	06/2016		$52,014	EUR	47,448	2,529	(432)
	08/2016		10,402	CNH	68,698	158	0
BPS	04/2016	BRL	113,600		$31,776	182	0
	04/2016		$31,920	BRL	113,600	0	(326)
	05/2016	MXN	456,764		$25,932	0	(395)
	07/2016	BRL	116,956		32,515	800	0
	08/2016	CNH	79,404		12,000	0	(205)
	08/2016		$6,024	CNH	39,517	50	0
	10/2016	BRL	10,900		$2,592	0	(285)
	10/2016		$21,877	CNH	146,764	606	0
BRC	05/2016		21,353	MXN	380,534	581	(1)
	05/2016		2,476	TWD	81,275	53	0
	06/2016	EUR	8,931		$12,281	2,092	0
	10/2016		$8,982	CNH	60,726	321	0
CBK	04/2016	BRL	113,600		$31,920	326	0
	04/2016	EUR	5,360		5,939	0	(160)
	04/2016	JPY	2,422,500		21,508	0	(17)
	04/2016		$31,110	BRL	113,600	484	0
	04/2016		4,659	EUR	4,151	64	0
	05/2016	SEK	935		$111	0	(4)
	05/2016		$2,364	EUR	2,087	12	0
	05/2016		963	INR	66,692	36	0
	05/2016		6,832	TWD	224,226	144	0
	10/2016	BRL	74,200		$18,110	0	(1,477)
DUB	04/2016		35,551		9,145	0	(742)
	04/2016		$9,431	BRL	35,551	468	(12)
	06/2016	EUR	5,554		$7,413	1,125	(46)
	06/2016		$7,507	EUR	5,554	0	(1,173)
	10/2016		4,977	CNH	33,607	171	0
	01/2017	BRL	4,890		$1,159	0	(100)
GLM	04/2016	AUD	24,010		18,247	0	(158)
	04/2016	BRL	381,165		106,589	768	(186)
	04/2016		$95,752	BRL	381,165	10,256	0
	04/2016		40,518	GBP	28,374	234	0
	05/2016	GBP	28,374		$40,521	0	(235)
	05/2016		$31,201	BRL	113,600	141	0
	05/2016		9,776	MXN	170,919	76	0
	05/2016		4,439	TWD	148,214	172	0
	10/2016	BRL	20,230		$4,963	0	(377)
HUS	04/2016		49,967		13,176	0	(720)
	04/2016		$14,040	BRL	49,967	0	(144)
	04/2016		224	CNH	1,462	2	0
	04/2016		13,256	JPY	1,491,952	1	0
	05/2016	HKD	4,016		$515	0	(2)
	05/2016	JPY	1,491,952		13,264	0	(3)
	08/2016	CNH	120,559		18,225	0	(306)
	08/2016		$14,652	CNH	96,476	178	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	31

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2016	CNH	359,860		$55,041	$0	$(86)
	10/2016		$39,149	CNH	256,154	117	(26)
	01/2021	BRL	3,320		$512	0	(96)
JPM	04/2016		213,356		58,414	0	(924)
	04/2016	DKK	24,287		3,584	0	(125)
	04/2016	JPY	2,015,100		18,114	209	0
	04/2016		$59,950	BRL	213,356	0	(613)
	04/2016		1,295	EUR	1,155	19	0
	04/2016		1,235	GBP	860	1	0
	05/2016	BRL	96,856		$27,477	754	0
	05/2016		$58,010	BRL	213,356	855	0
	05/2016		5,256	CNH	34,269	35	0
	05/2016		1,918	TWD	62,997	42	0
	10/2016	BRL	69,290		$16,526	0	(1,765)
	10/2016		$4,959	CNH	33,523	176	0
	02/2017	CNH	157,210		$22,583	0	(1,326)
MSB	04/2016	EUR	30,032		32,956	0	(1,218)
	05/2016	BRL	23,797		6,754	188	0
	05/2016	EUR	1,817		2,058	0	(11)
	05/2016	ZAR	4,794		331	9	0
	06/2016	EUR	12,541		17,248	2,948	0
	06/2016		$13,642	EUR	12,541	659	0
	10/2016	BRL	13,480		$3,302	0	(256)
NAB	06/2016	EUR	27,262		37,433	6,338	0
	06/2016		$14,637	EUR	13,504	769	0
	07/2016	EUR	25,501		$34,595	5,469	0
	07/2016		$28,032	EUR	25,501	1,093	0
SCX	04/2016	GBP	29,234		$40,688	0	(1,299)
	04/2016		$599	CNH	3,901	4	0
	04/2016		36,928	JPY	4,122,500	1	(299)
	05/2016		10,490	CNH	68,405	71	0
	05/2016		6,214	TWD	203,868	129	0
	08/2016	CNH	59,231		$8,950	0	(155)
	08/2016		$4,699	CNH	30,948	58	0
	10/2016	CNH	444,771		$68,122	0	(12)
	10/2016		$3,818	CNH	25,806	135	0
	02/2017	CNH	159,666		$23,060	0	(1,223)
SOG	04/2016		$1,116	AUD	1,463	5	0
	04/2016		1,434	CNH	9,341	11	0
	04/2016		773	TWD	25,370	16	0
	08/2016	CNH	21,158		$3,200	0	(52)
	08/2016		$1,660	CNH	10,880	12	0
	10/2016		5,681		38,358	195	0
UAG	04/2016		8,793	AUD	11,696	172	0
	04/2016		34,983	EUR	31,241	565	0
	05/2016	AUD	11,696		$8,781	0	(172)
	05/2016	EUR	31,241		35,014	0	(566)
	05/2016		$4,901	CNH	31,930	29	0
	08/2016	CNH	17,351		$2,625	0	(42)
	02/2017		$5,132	CNH	34,035	44	0

Total Forward Foreign Currency Contracts						$55,057	$(19,280)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
FBF	Put - OTC CDX.IG-25 5-Year Index	Buy	2.600%	04/20/2016	$	75,500	$7	$0

32	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus JPY	JPY	107.000	04/14/2016	$	9,700	$99	$2
	Put - OTC USD versus RUB	RUB	71.150	02/22/2017		500	20	40
BPS	Put - OTC USD versus JPY	JPY	107.000	04/14/2016		28,300	296	5
CBK	Call - OTC USD versus JPY		147.500	04/26/2016		71,704	7	0
GLM	Put - OTC EUR versus MXN	MXN	19.000	02/15/2017	EUR	13,800	540	448
	Call - OTC USD versus CHF	CHF	1.070	06/07/2016	$	34,766	109	6
SOG	Put - OTC USD versus RUB	RUB	73.000	02/24/2017		9,700	407	928

							$1,478	$1,429

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	07/18/2016	$	125,100	$44	$12
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	10/03/2016		102,000	195	144
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		20,200	1,028	1,008
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		103,500	352	485
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	2,007
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	03/28/2017		120,700	433	566
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016		19,400	532	21
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	633

								$5,284	$4,876

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 04/01/2046	$82.500	04/06/2016	$37,500	$1	$0
FBF	Call - OTC Fannie Mae 3.500% due 04/01/2046	120.000	04/06/2016	29,000	1	0
JPM	Put - OTC Fannie Mae 3.000% due 04/01/2046	71.000	04/06/2016	74,700	3	0
	Put - OTC Fannie Mae 3.000% due 05/01/2046	70.000	05/05/2016	12,000	1	0
	Call - OTC Fannie Mae 4.000% due 04/01/2046	124.000	04/06/2016	297,000	12	0

					$18	$0

Total Purchased Options					$6,787	$6,305

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	33

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700%	05/18/2016	$	2,300	$(5)	$(1)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	05/18/2016		2,200	(5)	0
GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.800	05/18/2016		3,000	(7)	0

							$(17)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	7,800	$(42)	$0
	Call - OTC EUR versus USD		1.160	04/06/2016		7,800	(51)	(4)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	9,700	(25)	0
	Call - OTC USD versus RUB	RUB	80.000	12/02/2016		16,200	(888)	(671)
	Call - OTC USD versus RUB		108.000	02/22/2017		500	(20)	(9)
BPS	Put - OTC EUR versus USD	$	1.080	04/06/2016	EUR	24,700	(151)	0
	Call - OTC EUR versus USD		1.160	04/06/2016		24,700	(151)	(13)
	Put - OTC USD versus JPY	JPY	100.000	04/14/2016	$	28,300	(77)	0
DUB	Call - OTC USD versus BRL	BRL	5.000	10/19/2017		4,260	(549)	(222)
	Put - OTC USD versus BRL		5.000	10/19/2017		4,260	(635)	(1,056)
FBF	Put - OTC EUR versus MXN	MXN	18.900	03/21/2017	EUR	8,071	(313)	(259)
	Call - OTC EUR versus MXN		22.650	03/21/2017		8,071	(280)	(313)
	Call - OTC USD versus BRL	BRL	5.000	10/19/2017	$	12,767	(1,618)	(664)
	Put - OTC USD versus BRL		5.000	10/19/2017		12,767	(1,926)	(3,166)
	Call - OTC USD versus BRL		6.300	01/11/2018		4,381	(233)	(132)
GLM	Call - OTC EUR versus MXN	MXN	26.750	02/15/2017	EUR	13,800	(441)	(158)
	Put - OTC EUR versus MXN		18.900	03/21/2017		12,019	(488)	(386)
	Call - OTC EUR versus MXN		22.650	03/21/2017		12,019	(393)	(466)
	Put - OTC USD versus BRL	BRL	3.800	04/05/2016	$	25,186	(309)	(1,417)
HUS	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	8,100	(530)	(631)
	Call - OTC USD versus BRL	BRL	3.800	04/05/2016	$	25,186	(638)	(5)
SOG	Call - OTC EUR versus RUB	RUB	85.000	12/02/2016	EUR	7,600	(540)	(592)
	Call - OTC USD versus RUB		110.000	02/24/2017	$	9,700	(419)	(154)

							$(10,717)	$(10,318)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

34	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	06/14/2016	EUR	2,100	$(8)	$(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		2,100	(9)	(4)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	$	100,500	(1,045)	(1,050)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	10/03/2016		21,700	(195)	(251)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		200,600	(2,136)	(2,095)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	04/11/2016		26,500	(88)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017		5,000	(83)	(94)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		16,800	(269)	(323)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	4,100	(16)	(21)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		4,100	(15)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.555	03/28/2017	$	8,500	(146)	(160)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.565	03/28/2017		16,900	(287)	(325)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016		19,400	(535)	(1,039)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		64,400	(682)	(693)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	3,200	(11)	(17)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		3,200	(13)	(5)

								$(5,538)	$(6,092)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Premiums (Received) (1)	Market Value
JPM	Call & Put - OTC 1-Year USD/KRW versus 1-Year USD/KRW Forward Currency Volatility Agreement	0.000%	02/20/2017	$ 559	$0	$8

Total Written Options					$(16,290)	$(16,403)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,352	$	2,883,960	AUD	69,900	CAD	0	EUR	185,810	$(25,568)
Sales	2,746		2,059,240		115,287		88,702		902,852	(34,897)
Closing Buys	(4,098)		(1,531,865)		(69,900)		(44,351)		(439,863)	24,391
Expirations	0		(2,304,004)		(47,866)		(44,351)		(357,171)	13,337
Exercised	0		(463,965)		(67,421)		0		(138,148)	6,447

Balance at End of Period	0	$	643,366	AUD	0	CAD	0	EUR	153,480	$(16,290)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	35

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.596%	$	300	$0	$3	$3	$0
	Brazil Government International Bond	1.000	12/20/2016	0.629		13,300	(154)	194	40	0
	Korea Government International Bond	1.000	09/20/2022	0.757		1,000	14	1	15	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	4,000	(26)	36	10	0
BPS	Korea Government International Bond	1.000	09/20/2022	0.757	$	500	8	0	8	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	900	(12)	14	2	0
BRC	Brazil Government International Bond	1.000	06/20/2016	0.596	$	800	(1)	2	1	0
CBK	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.243		1,400	(10)	15	5	0
	Italy Government International Bond	1.000	06/20/2017	0.394		4,000	23	8	31	0
DUB	Export-Import Bank of China	1.000	06/20/2017	0.397		100	(4)	5	1	0
	Italy Government International Bond	1.000	09/20/2016	0.297		800	6	(3)	3	0
	Mexico Government International Bond	1.000	06/20/2016	0.289		1,900	5	(1)	4	0
	Spain Government International Bond	1.000	06/20/2019	0.620		14,000	(5)	178	173	0
FBF	Brazil Government International Bond	1.000	06/20/2016	0.596		1,700	(2)	4	2	0
GST	Italy Government International Bond	1.000	06/20/2017	0.394		800	5	1	6	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	900	(12)	14	2	0
HUS	Brazil Government International Bond	1.000	06/20/2016	0.596	$	5,800	(155)	162	7	0
	Italy Government International Bond	1.000	09/20/2016	0.297		1,500	11	(6)	5	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		100	1	0	1	0
JPM	Spain Government International Bond	1.000	06/20/2019	0.620		11,700	(6)	151	145	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.394		2,300	8	10	18	0
	Korea Government International Bond	1.000	09/20/2022	0.757		200	3	0	3	0

							$(303)	$788	$485	$0

36	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$39,377	$(7,785)	$357	$0	$(7,428)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	295	(25)	270	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	294	(24)	270	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	6	6	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,543	0	13	13	0

					$(7,196)	$327	$559	$(7,428)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	7,400	$3	$(98)	$0	$(95)
BPS	Pay	1-Year BRL-CDI	12.600	01/04/2021		46,300	4	(486)	0	(482)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	21,800	(3)	(375)	0	(378)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	670	(1)	70	69	0
DUB	Pay	1-Month GBP-UKRPI	3.300	11/15/2030		7,139	(9)	426	417	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	104,600	(26)	(1,530)	0	(1,556)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		800	0	(8)	0	(8)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	2	39	41	0
	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	47,500	(5)	(401)	0	(406)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	11,150	0	630	630	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	39,400	10	(514)	0	(504)
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	40,300	(144)	(652)	0	(796)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		65,200	(5)	(972)	0	(977)
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		56,100	(7)	(1,660)	0	(1,667)
HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	95,500	(123)	(1,100)	0	(1,223)
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	43,500	(70)	89	19	0
JPM	Pay	1-Month GBP-UKRPI	3.300	11/15/2030	GBP	1,450	2	83	85	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	37

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pay	1-Year BRL-CDI	15.500%	01/02/2018	BRL	1	$0	$0	$0	$0
	Pay	1-Year BRL-CDI	12.055	01/04/2021		44,100	116	(772)	0	(656)
	Receive	1-Year BRL-CDI	14.190	01/04/2021		110,000	0	(350)	0	(350)

							$(256)	$(7,581)	$1,261	$(9,098)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAUSLT Index	5,642,270	1-Month USD- LIBOR plus a specified spread	05/31/2016	$1,313,715		$(32,161)	$0	$(32,161)
BPS	Receive	ERAUSLT Index	1,424,681	1-Month USD- LIBOR plus a specified spread	07/15/2016	326,142		(2,663)	0	(2,663)
DUB	Receive	ERAUSLT Index	72,750	1-Month USD- LIBOR plus a specified spread	11/15/2016	15,746		376	376	0
	Receive	ERAUSLT Index	817,101	1-Month USD- LIBOR plus a specified spread	03/23/2017	184,069		1,502	1,502	0

								$(32,946)	$1,878	$(34,824)

Total Swap Agreements							$(7,755)	$(39,412)	$4,183	$(51,350)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(j)	Securities with an aggregate market value of $42,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$124	$0	$0	$124	$0	$0	$0	$0	$124	$0	$124
BOA	14,462	42	338	14,842	(1,940)	(684)	(39,684)	(42,308)	(27,466)	26,524	(942)
BPS	1,638	5	10	1,653	(1,211)	(25)	(3,523)	(4,759)	(3,106)	2,182	(924)
BRC	3,047	0	1	3,048	(1)	(1)	0	(2)	3,046	(3,170)	(124)
CBK	1,066	1,164	375	2,605	(1,658)	(1,301)	0	(2,959)	(354)	837	483
DUB	1,764	0	2,476	4,240	(2,073)	(1,278)	(1,564)	(4,915)	(675)	(7,620)	(8,295)
FBF	0	0	43	43	0	(4,534)	(406)	(4,940)	(4,897)	5,068	171
GLM	11,647	2,946	630	15,223	(956)	(4,967)	(3,944)	(9,867)	5,356	(4,330)	1,026
GST	0	0	14	14	0	0	0	0	14	0	14
HUS	298	0	32	330	(1,383)	(636)	(1,223)	(3,242)	(2,912)	1,625	(1,287)
JPM	2,091	587	243	2,921	(4,753)	(1,516)	0	(6,269)	(3,348)	2,393	(955)
MSB	3,804	0	0	3,804	(1,485)	0	0	(1,485)	2,319	(2,460)	(141)

38	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
MYC	$0	$633	$21	$654	$0	$(715)	$(1,006)	$(1,721)	$(1,067)	$872	$(195)
NAB	13,669	0	0	13,669	0	0	0	0	13,669	(13,720)	(51)
SCX	398	0	0	398	(2,988)	0	0	(2,988)	(2,590)	2,574	(16)
SOG	239	928	0	1,167	(52)	(746)	0	(798)	369	0	369
UAG	810	0	0	810	(780)	0	0	(780)	30	0	30

Total Over the Counter	$55,057	$6,305	$4,183	$65,545	$(19,280)	$(16,403)	$(51,350)	$(87,033)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	2,341	2,341
Swap Agreements	0	64	0	0	1,099	1,163

	$0	$64	$0	$0	$3,473	$3,537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55,057	$0	$55,057
Purchased Options	0	0	0	1,429	4,876	6,305
Swap Agreements	0	1,044	1,878	0	1,261	4,183

	$0	$1,044	$1,878	$56,486	$6,137	$65,545

	$0	$1,108	$1,878	$56,486	$9,610	$69,082

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$744	$744
Swap Agreements	0	8	0	0	4,772	4,780

	$0	$8	$0	$0	$5,516	$5,524

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,280	$0	$19,280
Written Options	0	1	0	10,310	6,092	16,403
Swap Agreements	0	7,428	34,824	0	9,098	51,350

	$0	$7,429	$34,824	$29,590	$15,190	$87,033

	$0	$7,437	$34,824	$29,590	$20,706	$92,557

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	39

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(166)	$(166)
Written Options	0	0	37	0	744	781
Futures	0	0	(1,667)	0	1,116	(551)
Swap Agreements	0	619	0	0	(88,599)	(87,980)

	$0	$619	$(1,630)	$0	$(86,905)	$(87,916)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,301	$0	$17,301
Purchased Options	0	(108)	0	(3,232)	(9,665)	(13,005)
Written Options	0	435	0	11,156	15,863	27,454
Swap Agreements	0	2,193	63,421	(93)	(43,315)	22,206

	$0	$2,520	$63,421	$25,132	$(37,117)	$53,956

	$0	$3,139	$61,791	$25,132	$(124,022)	$(33,960)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(51)	$(51)
Written Options	0	0	0	0	318	318
Futures	0	0	0	0	(10,404)	(10,404)
Swap Agreements	0	(3,517)	0	0	18,040	14,523

	$0	$(3,517)	$0	$0	$7,903	$4,386

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,672)	$0	$(31,672)
Purchased Options	0	68	0	637	2,739	3,444
Written Options	0	16	0	1,743	(1,024)	735
Swap Agreements	0	468	(133,029)	39	1,115	(131,407)

	$0	$552	$(133,029)	$(29,253)	$2,830	$(158,900)

	$0	$(2,965)	$(133,029)	$(29,253)	$10,733	$(154,514)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,653	$0	$5,653
Corporate Bonds & Notes
Banking & Finance	0	370,186	0	370,186
Industrials	0	143,096	0	143,096
Utilities	0	115,229	0	115,229
Municipal Bonds & Notes
California	0	8,070	0	8,070
Colorado	0	11,058	0	11,058
Illinois	0	2,419	0	2,419
Ohio	0	3,043	0	3,043
Texas	0	5,439	0	5,439

40	PIMCO RAE FUNDAMENTAL PLUS FUND	See Accompanying Notes

March 31, 2016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
U.S. Government Agencies	$0	$150,119	$0	$150,119
U.S. Treasury Obligations	0	670,954	0	670,954
Non-Agency Mortgage-Backed Securities	0	185,771	0	185,771
Asset-Backed Securities	0	143,700	0	143,700
Sovereign Issues	0	85,590	0	85,590
Short-Term Instruments
Certificates of Deposit	0	7,993	0	7,993
U.S. Treasury Bills	0	6,974	0	6,974
	$0	$1,915,294	$0	$1,915,294

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$210,771	$0	$0	$210,771

Total Investments	$210,771	$1,915,294	$0	$2,126,065

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,651)	$0	$(77,651)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,341	1,196	0	3,537
Over the counter	0	65,545	0	65,545
	$2,341	$66,741	$0	$69,082

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(744)	(4,780)	0	(5,524)
Over the counter	0	(87,033)	0	(87,033)
	$(744)	$(91,813)	$0	$(92,557)

Totals	$212,368	$1,812,571	$0	$2,024,939

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2016	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the PIMCO RAE Fundamental PLUS Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund. Research Affiliates, LLC serves as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

42	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL REPORT	MARCH 31, 2016	43

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions, if any. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the

44	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

ANNUAL REPORT	MARCH 31, 2016	45

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

46	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2016	47

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset

48	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$19	$0	$(19)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this may be recharacterized to return of capital.

ANNUAL REPORT	MARCH 31, 2016	49

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$406,594	$2,329,505	$(2,525,400)	$54	$18	$210,771	$1,305	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital.

(b) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement

50	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2016, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity

ANNUAL REPORT	MARCH 31, 2016	51

Notes to Financial Statements (Cont.)

risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7 Principal Risks.

52	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

(a) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial

ANNUAL REPORT	MARCH 31, 2016	53

Notes to Financial Statements (Cont.)

derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to

54	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

ANNUAL REPORT	MARCH 31, 2016	55

Notes to Financial Statements (Cont.)

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Straddle Options  The Fund may enter into differing forms of straddle options (“Straddle”). A Straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions, the Fund will value

56	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or

ANNUAL REPORT	MARCH 31, 2016	57

Notes to Financial Statements (Cont.)

underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement

58	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

ANNUAL REPORT	MARCH 31, 2016	59

Notes to Financial Statements (Cont.)

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by the Fund will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Fund’s management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Convexity is an additional measure of interest rate sensitivity that measures the rate of change of duration in response to changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). At present, the U.S. and many parts of the world, including certain European countries, are experiencing near historically low interest rates. The Fund may be subject to heightened interest rate risk because the Fed has ended its quantitative easing program and has begun, and may continue, to raise interest rates. Further, while bond markets have steadily grown over the past three decades, dealer “market making” ability has not kept pace and in some cases has decreased. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, thereby adversely affecting the Fund.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also

60	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and

ANNUAL REPORT	MARCH 31, 2016	61

Notes to Financial Statements (Cont.)

Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

62	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.54%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A and C Classes
0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

ANNUAL REPORT	MARCH 31, 2016	63

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended March 31, 2016, the Distributor retained $5,990,318 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by

64	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional annual retainer of $4,250) and the governance committee chair receives an additional annual retainer of $2,250. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2016, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$87,861	$314,193

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

ANNUAL REPORT	MARCH 31, 2016	65

Notes to Financial Statements (Cont.)

enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2016, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,075,638	$12,431,852	$515,799	$1,341,164

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	44,414	$270,726	102,810	$736,192
Class P	15,465	96,029	75,625	533,295
Administrative Class	351	2,161	2,205	15,417
Class D	9,687	56,957	48,749	337,068
Class A	22,008	133,358	60,905	419,144
Class C	11,432	64,570	38,378	247,908

Issued as reinvestment of distributions
Institutional Class	6,155	37,275	28,718	194,826
Class P	2,567	15,444	10,772	72,607
Administrative Class	97	586	971	6,456
Class D	3,668	21,267	16,545	107,923
Class A	5,076	29,455	17,612	115,207
Class C	3,815	20,746	11,296	69,685

66	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

	Year Ended 03/31/2016		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(137,376)	$(828,456)	(163,234)	$(1,145,308)
Class P	(74,418)	(454,089)	(44,608)	(305,963)
Administrative Class	(5,038)	(31,052)	(2,544)	(16,786)
Class D	(54,626)	(324,790)	(60,692)	(404,355)
Class A	(70,222)	(413,606)	(63,823)	(432,404)
Class C	(42,732)	(233,972)	(19,898)	(127,510)
Net increase (decrease) resulting from Fund share transactions	(259,677)	$(1,537,391)	59,787	$423,402

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

ANNUAL REPORT	MARCH 31, 2016	67

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO RAE Fundamental PLUS Fund

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Qualified Late-Year Loss Deferral— Capital (4)	Qualified Late-Year Loss Deferral— Ordinary (5)
$0	$0	$(69,319)	$(6,268)	$0	$(1,468)	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts, treasury inflation-protected securities (TIPS), Lehman securities, and sale/buyback transactions.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2015 through March 31, 2016 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(5)

Specified losses realized during the period November 1, 2015 through March 31, 2016 and Ordinary losses realized during the period January 1, 2016 through March 31, 2016, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2016, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO RAE Fundamental PLUS Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (6)
$2,106,974	$39,913	$(20,822)	$19,091
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation protected securities (TIPS), and sale/buyback transactions for federal income tax purposes.

68	PIMCO RAE FUNDAMENTAL PLUS FUND

March 31, 2016

For the fiscal years ended March 31, 2016 and March 31, 2015, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO RAE Fundamental PLUS Fund

March 31, 2016			March 31, 2015
Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)	Ordinary Income Distributions (7)	Long-Term Capital Gain Distributions	Return of Capital (8)
$72,004	$62,643	$0	$286,801	$318,182	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Includes short-term capital gains distributed, if any.
(8)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL REPORT	MARCH 31, 2016	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of

PIMCO RAE Fundamental PLUS Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO RAE Fundamental PLUS Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

70	PIMCO RAE FUNDAMENTAL PLUS FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOM	Bank of Montreal	JPM	JPMorgan Chase Bank N.A.
BOS	Banc of America Securities LLC	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NXN	Natixis New York
CFR	Credit Suisse Securities (Europe) Ltd.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SOG	Societe Generale
FBF	Credit Suisse International	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	TWD	Taiwanese Dollar
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSLT	eRAFI U.S. Large Strategy Index
CDX.HY	Credit Derivatives Index - High Yield	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

ANNUAL REPORT	MARCH 31, 2016	71

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2016 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the calendar year was designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates in 2016:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2016 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO RAE Fundamental PLUS Fund	0.00%	0.00%	$64,745	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2017, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

72	PIMCO RAE FUNDAMENTAL PLUS FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees*
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	169	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Douglas M. Hodge (1957) Trustee	02/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company; Formerly, Executive Advisor, Toyota Financial Services; CEO, Toyota Financial Services.	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
E. Philip Cannon (1940) Lead Independent Trustee	05/2000 to present Lead Independent Trustee 02/2016 to present	Private Investor. Formerly, President, Houston Zoo.	169	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group).	147	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Trustee	07/2009 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	169	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2016	73

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Douglas M. Hodge (1957) Senior Vice President	05/2010 to present	Managing Director, Chief Executive Officer, PIMCO (since 2/14); Chief Operating Officer, PIMCO (7/09 - 2/14); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Kevin M. Broadwater (1964) Vice President - Senior Counsel	05/2012 to present	Executive Vice President and Deputy General Counsel, PIMCO. Vice President - Senior Counsel, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Senior Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Vice President, Fidelity Investments.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Assistant Treasurer, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.

74	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust and PIMCO Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*	The term “PIMCO Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.
**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2016	75

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

76	PIMCO RAE FUNDAMENTAL PLUS FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address.

You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Effective as of September 5, 2014.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2016	77

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3022AR_033116

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that Ronald C. Parker, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a) Fiscal Year Ended	Audit Fees
March 31, 2016	$4,559,978
March 31, 2015	$4,754,957

(b) Fiscal Year Ended	Audit-Related Fees (1)
March 31, 2016	$25,000
March 31, 2015	$10,750

(c) Fiscal Year Ended	Tax Fees
March 31, 2016	$18,000
March 31, 2015	$13,500

(d) Fiscal Year Ended	All Other Fees (2)
March 31, 2016	$—
March 31, 2015	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Oversight Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Oversight Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Oversight Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Oversight Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Oversight Committee may pre-approve such services on a project-by-

project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Oversight Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Oversight Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Oversight Committee, subject to the ratification by the full Audit Oversight Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Oversight Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2016	March 31, 2015
PIMCO Funds	$43,000	$24,250
Pacific Investment Management Company LLC (“PIMCO”)	9,185,875	9,316,931

Totals	$9,228,875	$9,341,181

(h)	The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

George E. Borst

E. Philip Cannon

Jennifer Holden Dunbar

Gary F. Kennedy

Peter B. McCarthy

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

March 31, 2016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.1%
BANK LOAN OBLIGATIONS 0.2%
Albertson’s Holdings LLC
5.500% due 12/21/2022		$19,950	$19,975
Avago Technologies Cayman Ltd.
4.250% due 02/01/2023		65,000	64,761
Lombard Street CLO PLC
0.182% - 1.190% due 02/28/2023	EUR	1,453	1,611
0.182% - 1.190% due 02/28/2023	GBP	3,343	4,596
0.182% - 1.190% due 02/28/2023		$10,561	10,103
Scorpio Bulkers, Inc.
0.840% due 06/30/2028		21	21
Swissport Investments S.A.
6.250% due 02/09/2022	EUR	30,000	34,046
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		$8,400	7,916
4.000% due 04/01/2022		19,507	18,464

Total Bank Loan Obligations (Cost $159,349)			161,493

CORPORATE BONDS & NOTES 20.6%
BANKING & FINANCE 16.4%
Abbey National Treasury Services PLC
1.142% due 03/13/2017		1,800	1,798
2.500% due 03/14/2019		11,375	11,511
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,545
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,495
Air Lease Corp.
3.750% due 02/01/2022		25	25
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		20,000	20,271
Ally Financial, Inc.
2.500% due 03/15/2017 (j)		274,300	270,312
2.750% due 01/30/2017		12,465	12,434
3.300% due 07/18/2016		255	256
3.500% due 07/18/2016		115,486	115,832
3.500% due 01/27/2019		69,457	68,589
4.750% due 09/10/2018		119,254	121,788
5.500% due 02/15/2017		137,561	140,425
6.250% due 12/01/2017		68,489	71,571
8.000% due 03/15/2020		23,306	26,161
American Express Bank FSB
6.000% due 09/13/2017		188,210	199,903
American Express Centurion Bank
6.000% due 09/13/2017		178,900	190,014
American Express Co.
6.800% due 09/01/2066		320	322
American Express Credit Corp.
1.682% due 09/14/2020		25,400	25,272
2.600% due 09/14/2020		25,000	25,633
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,032
4.875% due 06/01/2022		15	17
ASIF SRL
3.000% due 02/17/2017	EUR	6,983	8,108
14.605% due 04/09/2018		7,126,000	5,259
AXA S.A.
7.125% due 12/15/2020	GBP	10	17
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (i)		$11,200	11,550
Banco do Brasil S.A.
9.000% due 06/18/2024 (i)		1,290	902
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	9,400	2,621
4.000% due 01/21/2019 ^		20,600	5,743
4.750% due 01/15/2018 ^		32,800	9,144
Banco Popolare SC
3.500% due 03/14/2019		4,436	5,177
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$75,185	76,764
Banco Santander Chile
1.517% due 04/11/2017		900	894

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bank of America Corp.
0.947% due 08/15/2016		$2,000	$1,997
1.163% due 05/02/2017		1,100	1,092
1.239% due 08/25/2017		57,000	56,790
1.495% due 04/01/2019		5,900	5,846
2.000% due 01/11/2018		10	10
2.650% due 04/01/2019		40	41
3.300% due 01/11/2023		13,965	14,108
3.875% due 03/22/2017		30,200	30,908
3.875% due 08/01/2025		93,008	96,957
3.950% due 04/21/2025		20	20
4.000% due 04/01/2024		69,493	73,048
4.100% due 07/24/2023		43,490	45,960
4.125% due 01/22/2024		37,000	39,274
5.650% due 05/01/2018		1,700	1,826
5.700% due 01/24/2022		2,525	2,905
5.750% due 12/01/2017		49,639	52,774
6.000% due 09/01/2017		31,925	33,754
6.050% due 05/16/2016		400	402
6.300% due 03/10/2026 (i)		8,000	8,279
6.400% due 08/28/2017		251,427	267,351
6.875% due 04/25/2018		543,557	597,198
7.800% due 09/15/2016		2,000	2,056
8.680% due 05/02/2017		395	403
Bank of America N.A.
0.914% due 06/15/2016		98,360	98,337
0.934% due 06/15/2017		4,400	4,372
1.040% due 05/08/2017		256,000	255,563
1.088% due 11/14/2016		25,500	25,505
1.750% due 06/05/2018		16,000	16,003
5.300% due 03/15/2017		11,250	11,646
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		72,900	79,993
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.652% due 09/14/2018		25,000	25,046
Bankia S.A.
4.375% due 02/14/2017	EUR	8,600	10,139
Barclays Bank PLC
7.625% due 11/21/2022		$96,000	103,380
7.750% due 04/10/2023		13,399	14,086
10.000% due 05/21/2021	GBP	3,100	5,593
10.179% due 06/12/2021		$266,737	339,426
14.000% due 06/15/2019 (i)	GBP	372,034	676,728
Barclays PLC
8.000% due 12/15/2020 (i)	EUR	6,200	6,843
BBVA Bancomer S.A.
6.500% due 03/10/2021		$164,450	180,484
Bear Stearns Cos. LLC
1.008% due 11/21/2016		900	900
6.400% due 10/02/2017		70,525	75,471
7.250% due 02/01/2018		21,000	23,073
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	190
BFC Finance Corp.
7.375% due 12/01/2017		263	273
Blackstone CQP Holdco LP
9.296% due 03/19/2019		117,773	119,098
BPCE S.A.
1.188% due 11/18/2016		400	400
1.272% due 06/17/2017		305,700	305,291
1.385% due 03/06/2017	GBP	1,200	1,727
Capital One Financial Corp.
4.750% due 07/15/2021		$80	88
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	181
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,655
5.250% due 03/15/2018		38,845	40,282
5.500% due 02/15/2019		43,598	45,151
6.625% due 04/01/2018		4,091	4,311
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,044
Citigroup, Inc.
1.136% due 05/01/2017		112,100	111,962
1.175% due 03/10/2017		27,835	27,803

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.498% due 07/30/2018		$26,700	$26,608
1.579% due 07/25/2016		27,805	27,852
1.700% due 07/25/2016		300	301
2.009% due 03/30/2021		72,200	72,463
2.650% due 10/26/2020		55,000	55,602
2.700% due 03/30/2021		24,700	24,920
3.700% due 01/12/2026		15,000	15,432
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (i)		5,000	5,506
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	28,804
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	45,010
Credit Agricole S.A.
1.177% due 06/12/2017		272,200	271,696
1.213% due 06/02/2017		99,300	98,979
6.500% due 06/23/2021 (i)	EUR	5,350	5,960
7.500% due 06/23/2026 (i)	GBP	7,100	8,965
7.875% due 01/23/2024 (i)		$2,250	2,135
8.125% due 12/23/2025 (i)		4,800	4,807
8.125% due 09/19/2033		38,880	42,360
Credit Suisse AG
0.991% due 07/15/2016	GBP	1,400	2,011
1.125% due 05/26/2017		$118,220	117,911
1.375% due 05/26/2017		850	848
6.500% due 08/08/2023		14,600	15,765
Credit Suisse Group AG
6.250% due 12/18/2024 (i)		200	184
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	24,900
3.750% due 03/26/2025		51,600	49,407
3.800% due 09/15/2022		50,000	49,848
Denali International LLC/Denali Finance Corp.
5.625% due 10/15/2020		600	634
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,475
3.950% due 07/01/2022		31,200	31,819
4.750% due 10/01/2025		10,000	10,204
Eksportfinans ASA
2.375% due 05/25/2016		61,890	61,959
2.875% due 11/16/2016	CHF	1,300	1,365
5.500% due 05/25/2016		$16,290	16,384
5.500% due 06/26/2017		54,303	56,606
FNBC Pass-Through Trust
8.080% due 01/05/2018		50	52
Ford Motor Credit Co. LLC
1.070% due 11/08/2016		62,700	62,499
1.154% due 09/08/2017		161,200	159,200
1.500% due 01/17/2017		19,250	19,230
1.684% due 09/08/2017		400	399
1.700% due 05/09/2016		18,130	18,143
1.870% due 05/09/2016		30,700	30,724
2.200% due 01/08/2019		52,600	52,548
2.240% due 06/15/2018		600	600
2.375% due 01/16/2018		2,200	2,211
2.943% due 01/08/2019		21,300	21,640
3.200% due 01/15/2021		41,375	42,372
3.336% due 03/18/2021		58,700	60,501
3.984% due 06/15/2016		43,130	43,406
4.207% due 04/15/2016		24,810	24,832
4.250% due 02/03/2017		18,940	19,367
5.000% due 05/15/2018		4,200	4,438
5.875% due 08/02/2021		13,996	16,067
6.625% due 08/15/2017		5,850	6,208
8.000% due 12/15/2016		202,619	211,593
General Motors Financial Co., Inc.
2.400% due 04/10/2018		16,375	16,381
2.625% due 07/10/2017		28,900	29,087
3.200% due 07/13/2020		63,300	63,246
3.250% due 05/15/2018		16,535	16,821
3.500% due 07/10/2019		28,400	29,150
4.375% due 09/25/2021		17,000	17,600
4.750% due 08/15/2017		36,712	37,913
6.750% due 06/01/2018		10,970	11,857
Goldman Sachs Group, Inc.
1.288% due 05/22/2017		800	800

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.834% due 09/15/2020		$25,000	$24,843
2.399% due 02/25/2021		100,000	101,454
2.750% due 09/15/2020		25,000	25,414
2.875% due 02/25/2021		26,900	27,416
3.500% due 01/23/2025		19,500	19,726
3.750% due 05/22/2025		4,900	5,027
3.850% due 07/08/2024		16,113	16,684
5.250% due 07/27/2021		1,100	1,240
6.250% due 09/01/2017		1,200	1,278
7.500% due 02/15/2019		300	346
GSPA Monetization Trust
6.422% due 10/09/2029		20,700	23,498
HBOS PLC
0.466% due 03/21/2017	EUR	2,800	3,183
0.598% due 09/01/2016		1,000	1,135
1.329% due 09/30/2016		$81,090	80,774
1.336% due 09/06/2017		34,650	34,408
6.750% due 05/21/2018		273,366	296,322
HCP, Inc.
4.000% due 12/01/2022		30,000	30,210
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	57,005
HSBC Finance Corp.
1.065% due 06/01/2016		200	200
6.676% due 01/15/2021		100	115
HSBC Holdings PLC
2.874% due 03/08/2021		49,700	50,887
3.400% due 03/08/2021		29,300	29,925
4.000% due 03/30/2022		85	89
4.300% due 03/08/2026		46,000	47,495
6.000% due 09/29/2023 (i)	EUR	1,900	2,054
6.375% due 03/30/2025 (i)		$7,900	7,485
Huntington Bancshares, Inc.
3.150% due 03/14/2021		25,000	25,399
International Lease Finance Corp.
2.584% due 06/15/2016		5,000	5,005
5.750% due 05/15/2016		67,302	67,489
6.750% due 09/01/2016		184,363	187,359
7.125% due 09/01/2018		41,275	45,093
8.750% due 03/15/2017		34,520	36,450
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,184
5.017% due 06/26/2024		331	311
JPMorgan Chase & Co.
0.202% due 02/19/2017	EUR	700	798
1.138% due 02/15/2017		$2,500	2,502
1.169% due 04/25/2018		50,255	50,091
2.115% due 03/01/2021		25,000	25,396
2.250% due 01/23/2020		5,200	5,246
2.550% due 10/29/2020		26,000	26,378
2.550% due 03/01/2021		25,000	25,247
2.750% due 06/23/2020		108,400	111,115
3.250% due 09/23/2022		5	5
3.625% due 05/13/2024		1,700	1,775
3.875% due 02/01/2024		10,650	11,363
3.900% due 07/15/2025		23,300	24,805
6.100% due 10/01/2024 (i)		50,000	51,013
6.125% due 06/27/2017		130	137
6.750% due 02/01/2024 (i)		91,900	101,021
JPMorgan Chase Bank N.A.
0.000% due 10/04/2016 (f)		299,189	296,073
0.962% due 06/13/2016		67,215	67,223
1.053% due 06/02/2017 (l)		316,600	316,448
5.375% due 09/28/2016	GBP	8,200	12,003
6.000% due 10/01/2017		$261,000	277,173
KBC Bank NV
8.000% due 01/25/2023		53,000	57,373
KeyCorp
2.900% due 09/15/2020		25,000	25,447
LeasePlan Corp. NV
2.500% due 05/16/2018		462	458
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	43
Liberty Property LP
4.750% due 10/01/2020		75	81
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	23,500

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Lloyds Bank PLC
6.500% due 09/14/2020		$100	$113
12.000% due 12/16/2024 (i)		1,099,900	1,483,061
13.000% due 12/19/2021	AUD	27,200	22,015
Lloyds Banking Group PLC
7.625% due 06/27/2023 (i)	GBP	28,900	40,265
MetLife Capital Trust
9.250% due 04/08/2068		$300	408
MetLife, Inc.
4.050% due 03/01/2045		25	24
7.717% due 02/15/2019		120	139
Metropolitan Life Global Funding
2.300% due 04/10/2019		50	51
Mitsubishi UFJ Financial Group, Inc.
2.515% due 03/01/2021		11,800	12,044
Morgan Stanley
1.996% due 02/01/2019		10,000	10,099
2.450% due 02/01/2019		35,000	35,544
3.750% due 02/25/2023		45	47
5.450% due 01/09/2017		130	134
5.500% due 01/26/2020		100	112
5.550% due 04/27/2017		500	521
5.625% due 09/23/2019		200	223
5.950% due 12/28/2017		1,200	1,285
6.250% due 08/28/2017		400	425
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	45,122
National Australia Bank Ltd.
1.259% due 07/23/2018		1,600	1,595
2.250% due 03/16/2021		16,600	16,781
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	9,399
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	236
Navient Corp.
4.625% due 09/25/2017		3,940	3,992
4.875% due 06/17/2019		5,000	4,838
5.500% due 01/15/2019		74,475	73,544
8.450% due 06/15/2018 (l)		218,996	235,421
8.780% due 09/15/2016	MXN	183,200	10,654
Novo Banco S.A.
5.000% due 04/04/2019	EUR	1,666	1,460
5.000% due 04/23/2019		11,494	10,056
5.000% due 05/14/2019		3,700	3,237
5.000% due 05/21/2019		9,756	8,535
5.000% due 05/23/2019		3,979	3,481
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	34,008
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	97,308
OneMain Financial Holdings LLC
6.750% due 12/15/2019		16,825	16,905
7.250% due 12/15/2021		45,475	45,475
Pinnacol Assurance
8.625% due 06/25/2034 (j)		15,000	16,185
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	71,006
Preferred Term Securities Ltd.
1.014% due 09/23/2035		3,742	2,919
Prologis LP
4.250% due 08/15/2023		6,000	6,510
Rabobank Group
2.500% due 01/19/2021		11,600	11,739
4.375% due 08/04/2025		46,000	47,653
6.875% due 03/19/2020	EUR	12,500	16,819
8.375% due 07/26/2016 (i)		$7,700	7,821
8.400% due 06/29/2017 (i)		800	846
11.000% due 06/30/2019 (i)		211,357	254,400
Rio Oil Finance Trust
9.250% due 07/06/2024		12,700	8,001
9.750% due 01/06/2027		43,900	26,513
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,595	9,785
2.300% due 03/22/2021		56,300	56,854
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024 (l)		537	517
6.100% due 06/10/2023		584	599

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.990% due 10/05/2017 (i)		$47,350	$51,848
7.648% due 09/30/2031 (i)		15,090	17,731
Royal Bank of Scotland PLC
9.500% due 03/16/2022		700	742
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,116
Shinhan Bank
4.125% due 10/04/2016 (l)		18,900	19,192
Sirius International Group Ltd.
6.375% due 03/20/2017		95	97
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,396
SL Green Realty Corp.
4.500% due 12/01/2022		200	207
5.000% due 08/15/2018		68	71
7.750% due 03/15/2020		400	469
Springleaf Finance Corp.
5.750% due 09/15/2016		5,340	5,381
6.500% due 09/15/2017		3,200	3,280
6.900% due 12/15/2017		39,420	40,800
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		2,900	2,958
3.784% due 03/09/2026		43,800	45,169
Swedbank Hypotek AB
1.375% due 03/28/2018		1,300	1,301
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,927	11,129
5.744% due 04/13/2040		7,792	10,185
5.801% due 10/13/2040		19,793	25,352
Toronto-Dominion Bank
2.250% due 03/15/2021		$56,300	56,896
Turkiye Garanti Bankasi A/S
3.124% due 04/20/2016		85,800	85,933
UBS AG
1.195% due 06/01/2017		36,700	36,680
1.485% due 06/01/2020		13,300	13,265
4.750% due 05/22/2023		9,100	9,242
5.875% due 12/20/2017		233	250
7.250% due 02/22/2022		3,950	4,072
7.625% due 08/17/2022		36,250	41,571
UBS Group Funding Jersey Ltd.
2.443% due 04/14/2021 (c)		179,800	180,010
2.950% due 09/24/2020		20,000	20,095
3.000% due 04/15/2021		38,000	38,107
4.125% due 04/15/2026 (c)		43,000	43,067
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		200	213
WEA Finance LLC
3.250% due 10/05/2020		25,000	25,573
3.750% due 09/17/2024		6,000	6,120
Wells Fargo & Co.
2.500% due 03/04/2021		24,000	24,332
3.500% due 03/08/2022		7,400	7,879
5.900% due 06/15/2024 (i)		74,800	75,899
7.980% due 03/15/2018 (i)		144,300	149,516
Wells Fargo Bank N.A.
0.894% due 06/15/2017		119,000	118,562
6.000% due 11/15/2017		600	644

			14,461,439

INDUSTRIALS 2.5%
AbbVie, Inc.
1.800% due 05/14/2018		700	705
2.500% due 05/14/2020		7,269	7,412
Actavis Funding SCS
3.000% due 03/12/2020		515	531
3.800% due 03/15/2025		10	10
4.550% due 03/15/2035		15	16
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		31,000	31,344
Altria Group, Inc.
4.000% due 01/31/2024		30	33
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		221	224
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		20,000	20,574
3.300% due 02/01/2023		9,535	9,925

4	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Anthem, Inc.
4.650% due 08/15/2044	$50	$50
Apple, Inc.
1.000% due 05/03/2018	30	30
Asciano Finance Ltd.
4.625% due 09/23/2020	30	30
Baidu, Inc.
2.750% due 06/09/2019	24,600	25,004
BAT International Finance PLC
2.750% due 06/15/2020	40,900	42,102
Baxalta, Inc.
1.404% due 06/22/2018	21,450	21,026
2.875% due 06/23/2020	12,500	12,496
3.600% due 06/23/2022	5,000	5,074
4.000% due 06/23/2025	4,100	4,176
Becton Dickinson and Co.
1.800% due 12/15/2017	300	301
BMW U.S. Capital LLC
0.973% due 06/02/2017 (l)	199,400	198,827
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5
Canadian Pacific Railway Co.
4.450% due 03/15/2023	125	134
CBS Corp.
4.000% due 01/15/2026	8,000	8,376
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,033
CCO Safari LLC
3.579% due 07/23/2020	30,000	30,691
4.464% due 07/23/2022	53,600	56,216
4.908% due 07/23/2025	50,000	52,838
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	400	455
Cemex S.A.B. de C.V.
7.750% due 04/16/2026	4,500	4,634
Chesapeake Energy Corp.
3.872% due 04/15/2019	1,800	706
Cimarex Energy Co.
5.875% due 05/01/2022	1,000	1,034
Cisco Systems, Inc.
2.125% due 03/01/2019	35	36
City of Hope
5.623% due 11/15/2043	30,000	36,165
Comcast Corp.
4.200% due 08/15/2034	55	58
ConAgra Foods, Inc.
1.900% due 01/25/2018	13,000	13,062
2.100% due 03/15/2018	1,821	1,826
ConocoPhillips Co.
3.350% due 05/15/2025	65	62
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	2,273	2,364
7.707% due 10/02/2022	1,510	1,646
9.000% due 01/08/2018	9,211	9,420
Continental Resources, Inc.
3.800% due 06/01/2024	20	16
4.500% due 04/15/2023	8,320	6,999
5.000% due 09/15/2022	3,600	3,121
Corning, Inc.
2.900% due 05/15/2022	5	5
4.700% due 03/15/2037	25	25
CSN Islands Corp.
6.875% due 09/21/2019 (l)	17,900	10,024
CVS Pass-Through Trust
8.353% due 07/10/2031	234	296
Daimler Finance North America LLC
1.329% due 08/03/2017	17,700	17,699
Dell, Inc.
3.100% due 04/01/2016	163	163
Devon Energy Corp.
2.250% due 12/15/2018	6,460	6,034
3.250% due 05/15/2022	2,000	1,695
4.750% due 05/15/2042	5,000	3,680
5.850% due 12/15/2025 (l)	28,500	27,571
Domtar Corp.
9.500% due 08/01/2016	12,527	12,865
Dow Chemical Co.
8.550% due 05/15/2019	100	119
Ecopetrol S.A.
4.125% due 01/16/2025	30	26

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Energy Transfer Partners LP
2.500% due 06/15/2018		$22,100	$21,406
3.600% due 02/01/2023		24,395	21,200
4.050% due 03/15/2025		4,200	3,705
4.150% due 10/01/2020		2,500	2,427
4.650% due 06/01/2021		2,300	2,214
4.750% due 01/15/2026		65,700	60,377
4.900% due 02/01/2024		25	23
5.150% due 02/01/2043		1,000	774
5.150% due 03/15/2045		3,015	2,352
5.200% due 02/01/2022		13,325	12,666
6.125% due 12/15/2045		2,000	1,801
6.700% due 07/01/2018		6,500	6,824
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
3.350% due 03/15/2023		3,700	3,690
3.700% due 02/15/2026		4,500	4,477
3.750% due 02/15/2025		8,750	8,754
4.850% due 08/15/2042		1,284	1,195
4.850% due 03/15/2044		2,500	2,355
ERAC USA Finance LLC
2.800% due 11/01/2018		30	30
GATX Corp.
1.250% due 03/04/2017		95	94
General Motors Co.
3.500% due 10/02/2018		145	149
4.000% due 04/01/2025		30	29
8.375% due 07/05/2033		20,000	0
Georgia-Pacific LLC
5.400% due 11/01/2020		200	224
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	269
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023		20	21
Hamilton College
4.750% due 07/01/2113		58,970	52,819
Hanson Ltd.
6.125% due 08/15/2016		73,000	74,402
HCA, Inc.
3.750% due 03/15/2019		60,291	61,913
5.875% due 03/15/2022		300	325
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	42,200	43,818
4.500% due 12/06/2016	JPY	1,230,000	10,194
5.014% due 12/27/2017	EUR	16,800	17,372
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		$6,125	6,480
Hilton Worldwide Finance LLC
5.625% due 10/15/2021		8,000	8,330
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
Howard Hughes Medical Institute
3.500% due 09/01/2023		60	64
HP, Inc.
4.650% due 12/09/2021		80	85
Hyundai Capital America
2.550% due 02/06/2019		70	71
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		40,100	41,173
3.750% due 07/21/2022		29,000	30,334
7.750% due 06/24/2019	GBP	100	170
Intel Corp.
2.450% due 07/29/2020 (l)		$26,500	26,478
3.100% due 07/29/2022 (l)		10,600	10,596
Johnson & Johnson
2.450% due 03/01/2026		20,000	20,124
3.550% due 03/01/2036		19,700	20,504
4.375% due 12/05/2033		35	40
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		1,400	1,384
3.950% due 09/01/2022		16,790	16,149
4.150% due 02/01/2024		5,000	4,716
4.250% due 09/01/2024		4,000	3,796
5.950% due 02/15/2018		4,700	4,922
6.850% due 02/15/2020		2,200	2,407
Kinder Morgan, Inc.
1.500% due 03/16/2022	EUR	60,101	64,949
2.250% due 03/16/2027		14,900	14,977
3.050% due 12/01/2019		$8,200	8,083

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.000% due 02/15/2021		$23,873	$24,398
5.050% due 02/15/2046		2,500	2,131
5.550% due 06/01/2045		5,000	4,460
Korea National Oil Corp.
4.000% due 10/27/2016		200	203
Kraft Heinz Foods Co.
1.600% due 06/30/2017		27,700	27,800
2.000% due 07/02/2018		24,100	24,340
2.250% due 06/05/2017		100	101
2.800% due 07/02/2020		18,250	18,717
3.500% due 07/15/2022		7,800	8,199
3.950% due 07/15/2025		19,800	21,132
5.200% due 07/15/2045		11,400	12,809
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		24,300	21,262
4.500% due 08/15/2025		2,000	1,710
MGM Resorts International
6.875% due 04/01/2016		11,306	11,306
7.500% due 06/01/2016		113,793	114,789
7.625% due 01/15/2017		33,835	35,188
NBCUniversal Media LLC
4.375% due 04/01/2021		300	336
Newell Rubbermaid, Inc.
4.200% due 04/01/2026		10,500	11,004
5.375% due 04/01/2036		2,100	2,237
5.500% due 04/01/2046		7,500	8,150
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		2,443	2,608
7.041% due 10/01/2023		8,773	9,658
7.150% due 04/01/2021		4,705	5,047
NXP BV
3.500% due 09/15/2016		239	240
Omnicom Group, Inc.
3.600% due 04/15/2026 (c)		6,000	6,161
Pactiv LLC
8.125% due 06/15/2017		9,800	10,045
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029		150	209
Pioneer Natural Resources Co.
3.950% due 07/15/2022		210	212
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,459
Regency Energy Partners LP
4.500% due 11/01/2023		35,125	31,051
5.000% due 10/01/2022		31,976	30,107
5.500% due 04/15/2023		2,243	2,005
5.750% due 09/01/2020		1,000	1,001
5.875% due 03/01/2022		36,534	35,553
6.500% due 07/15/2021		1,400	1,386
Reynolds American, Inc.
4.000% due 06/12/2022		11,942	13,002
4.450% due 06/12/2025		24,600	27,128
Rockies Express Pipeline LLC
5.625% due 04/15/2020		29,680	28,196
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		9,500	9,179
5.750% due 05/15/2024		15,500	14,880
Statoil ASA
5.100% due 08/17/2040		5,000	5,500
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021		40	46
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	8,936
Time Warner Cable, Inc.
5.850% due 05/01/2017		$1,600	1,668
8.250% due 04/01/2019		240	280
Time Warner, Inc.
4.650% due 06/01/2044		70	69
5.350% due 12/15/2043		20	21
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,217
4.875% due 01/15/2026		27,240	28,818
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/2026		53,000	61,298
UAL Pass-Through Trust
9.200% due 03/29/2049 ^		508	2
10.400% due 05/01/2018		11,477	11,936
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	61
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	27,600	23,279

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017		$1,500	$1,490
1.650% due 05/22/2018		2,000	1,973
Williams Partners LP
3.350% due 08/15/2022		9,961	8,143
3.600% due 03/15/2022		33,250	27,338
3.900% due 01/15/2025		4,195	3,399
4.000% due 11/15/2021		2,000	1,741
5.250% due 03/15/2020		4,811	4,616
Worthington Industries, Inc.
4.550% due 04/15/2026		30	30
Wynn Las Vegas LLC
4.250% due 05/30/2023		200	185
Wynn Macau Ltd.
5.250% due 10/15/2021		200	190
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		10,237	10,394
3.150% due 04/01/2022		280	285
3.550% due 04/01/2025		322	326

			2,195,439

UTILITIES 1.7%
AT&T, Inc.
2.800% due 02/17/2021		31,600	32,393
3.400% due 05/15/2025		20,300	20,389
3.600% due 02/17/2023		63,000	65,569
4.750% due 05/15/2046		18,000	17,633
BellSouth Corp.
4.821% due 04/26/2021		155,300	155,691
Blue Racer Midstream LLC
6.125% due 11/15/2022		24,464	20,489
BP Capital Markets PLC
2.237% due 05/10/2019		5,000	5,064
3.245% due 05/06/2022		130	134
British Telecommunications PLC
5.750% due 12/07/2028	GBP	75	137
Duke Energy Corp.
3.950% due 10/15/2023		$2,400	2,554
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Entergy Corp.
4.000% due 07/15/2022		17,500	18,593
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	214
Genesis Energy LP
5.750% due 02/15/2021		17,166	15,664
6.750% due 08/01/2022		61,834	58,047
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		2,400	2,631
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		19,450	20,347
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 §		113,082	36,752
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 §		8,840	2,033
6.750% due 10/01/2023 §		13,895	3,196
Petrobras Global Finance BV
2.000% due 05/20/2016		15,705	15,686
2.238% due 05/20/2016		22,028	22,006
2.762% due 01/15/2019		75,017	61,146
3.000% due 01/15/2019		2,600	2,235
3.002% due 03/17/2017		233,634	226,064
3.250% due 03/17/2017		26,040	25,617
3.500% due 02/06/2017		4,103	4,044
3.522% due 03/17/2020		1,800	1,390
4.375% due 05/20/2023		92,665	67,849
4.875% due 03/17/2020		5,000	4,173
5.375% due 01/27/2021		45,700	37,632
5.750% due 01/20/2020		59,100	51,062
5.875% due 03/01/2018		38,900	37,433
6.250% due 03/17/2024		15,800	12,675
6.750% due 01/27/2041		900	646
6.850% due 06/05/2115		92,750	64,201
7.875% due 03/15/2019		156,750	150,715
Plains All American Pipeline LP
2.600% due 12/15/2019		2,500	2,370
2.850% due 01/31/2023		3,800	3,229
4.300% due 01/31/2043		1,500	1,093
4.650% due 10/15/2025		8,250	7,647
4.700% due 06/15/2044		1,500	1,129
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,017	4,298
6.750% due 09/30/2019		8,400	9,611

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Shell International Finance BV
2.375% due 08/21/2022		$140	$139
3.250% due 05/11/2025		8,500	8,580
4.375% due 05/11/2045		4,800	4,833
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,879
8.375% due 08/15/2017		37,186	36,861
Telecom Italia SpA
7.375% due 12/15/2017	GBP	13,000	20,249
Verizon Communications, Inc.
1.036% due 06/09/2017		$15,000	14,973
2.625% due 02/21/2020		35	36
3.000% due 11/01/2021		10	10
3.450% due 03/15/2021		3	3
3.500% due 11/01/2024		15	16
4.400% due 11/01/2034		10	10
4.500% due 09/15/2020		33,325	36,896
4.600% due 04/01/2021		10,785	12,012
5.050% due 03/15/2034		40	43
5.150% due 09/15/2023		43,312	50,088
6.400% due 09/15/2033		29	36
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11
Williams Partners LP
4.875% due 05/15/2023		24,000	20,876

			1,502,062

Total Corporate Bonds & Notes (Cost $17,606,692)			18,158,940

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 2.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	151
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		63,500	88,978
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		20,335	28,708
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	128
6.907% due 10/01/2050		71,900	106,021
6.918% due 04/01/2040		28,100	39,851
7.043% due 04/01/2050		82,020	121,545
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		73,500	92,054
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		37,745	55,377
7.350% due 11/01/2039		99,720	146,883
7.500% due 04/01/2034		56,402	82,505
7.550% due 04/01/2039		37,062	56,780
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022		2,700	3,304
7.600% due 11/01/2040		118,805	184,838
7.625% due 03/01/2040		11,600	17,764
7.950% due 03/01/2036		163,535	198,556
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016		3,200	3,200
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		34,355	46,295
8.000% due 03/01/2035		7,070	8,262
Irvine Unified School District, California Special Tax Notes, Series 2011
4.931% due 09/01/2016		500	506
5.395% due 09/01/2017		1,000	1,049
5.845% due 09/01/2018		750	810
6.328% due 09/01/2019		500	559
6.578% due 09/01/2020		1,000	1,149
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030		4,000	4,482
8.360% due 08/01/2040		9,525	10,723
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		39,265	53,581
7.618% due 08/01/2040		300	440

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	$59,920	$86,462
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	14,600	18,325
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	14,900	18,409
5.813% due 06/01/2040	27,600	35,269
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	264
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	56,222
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	45,883
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	76,492
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	42,640
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,707
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	22,876
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	22,891
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,625
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	840
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,317
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
5.581% due 10/01/2016	30	30
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,140
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	18,175	23,489
6.296% due 05/15/2050	29,500	35,314
University of California Revenue Bonds, Series 2011
0.938% due 07/01/2041	59,900	59,896

		1,924,590

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	195
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,310

		4,505

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	136,334	166,670
7.055% due 04/01/2057	1,665	1,963

		168,633

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	80,703
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,475	45,220
6.899% due 12/01/2040	207,565	248,806

6	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$34,200	$35,042
7.750% due 01/01/2042	21,600	21,556
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	42,092

		473,419

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	30,570	30,723
LOUISIANA 0.0%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,263
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	15,100	16,927

		27,190

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	21,400	24,000

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	285	261

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	12,387

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	6,100	9,061

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,555
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	652

		3,207

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	22,525	29,654
6.648% due 11/15/2039	30,000	40,420
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	220
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	468
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,460	12,419
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	515
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,500	29,203
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	4,200	4,821
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	48,877

		166,597

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	100,059
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	212
7.834% due 02/15/2041	17,350	25,257
8.084% due 02/15/2050	161,160	245,216

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	$1,100	$1,481
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	14,200	14,199
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,672

		390,096

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,323
5.401% due 06/15/2022	3,500	3,882
5.501% due 06/15/2023	3,500	4,005
6.532% due 06/15/2039	40,450	47,480

		57,690

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	189
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,989

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	61,054
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.712% due 04/01/2040	9,001	8,916
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	23,024

		92,994

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	843

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	420

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	138,005	123,835

Total Municipal Bonds & Notes (Cost $3,083,374)		3,518,629

U.S. GOVERNMENT AGENCIES 36.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,379	1,320
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	2,859	2,718
0.000% due 10/09/2019 (f)	13,300	12,646
0.493% due 07/25/2037	326	307
0.533% due 01/25/2021	4	4
0.553% due 03/25/2034	95	94
0.563% due 03/25/2036	2,308	2,216
0.583% due 08/25/2034	83	82
0.621% due 08/25/2022 (a)	75,251	2,290
0.633% due 05/25/2035 - 10/27/2037	59,106	58,849
0.673% due 06/25/2032	16	16
0.683% due 05/25/2037	136	136
0.733% due 12/25/2028 - 03/25/2037	1,916	1,911
0.753% due 06/25/2037	247	247
0.783% due 08/25/2033 - 03/25/2044	2,079	2,080
0.793% due 03/25/2037	39	40
0.813% due 07/25/2037	1,334	1,341
0.833% due 06/25/2029 - 11/25/2036	2,957	2,964
0.840% due 04/18/2028	49	50
0.883% due 08/25/2021 - 09/25/2037	3,423	3,438

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.890% due 10/18/2030	$296	$299
0.933% due 03/25/2017 - 05/25/2040	628	634
0.953% due 10/25/2040	80	81
0.983% due 06/25/2018 - 09/25/2041	324	327
0.990% due 12/18/2031	76	77
1.013% due 08/25/2037	10,321	10,385
1.033% due 08/25/2022	3	3
1.063% due 05/25/2040	1,971	1,996
1.083% due 10/25/2023 - 03/25/2024	668	679
1.103% due 03/25/2038	113	115
1.133% due 10/25/2037 - 06/25/2040	5,341	5,441
1.155% due 11/01/2021	5,752	5,783
1.183% due 03/25/2038 - 11/25/2039	461	469
1.233% due 01/25/2022	6	6
1.263% due 01/25/2022	22	22
1.283% due 12/25/2021	10	11
1.333% due 04/25/2032	14	14
1.357% due 04/01/2027	12	12
1.433% due 04/25/2023	78	80
1.500% due 01/01/2021	3	3
1.522% due 07/01/2042 - 10/01/2044	23,465	23,937
1.523% due 12/01/2044	2,678	2,733
1.572% due 09/01/2041	8,003	8,162
1.722% due 10/01/2030 - 10/01/2040	2,869	2,941
1.730% due 06/01/2035	503	522
1.841% due 05/01/2023	70	71
1.864% due 04/01/2027	16	16
1.875% due 02/01/2022 - 12/01/2024	75	77
1.895% due 06/01/2030	25	26
1.899% due 03/01/2033	53	56
1.905% due 10/01/2020	7	7
1.920% due 11/01/2023	11	11
2.000% due 04/01/2017	5	5
2.022% due 12/01/2020	25	26
2.024% due 10/01/2034	129	135
2.029% due 06/01/2023	50	50
2.031% due 09/01/2035	50	52
2.036% due 03/01/2019	72	73
2.037% due 01/01/2036	306	321
2.042% due 10/01/2035	441	455
2.071% due 01/01/2020	104	107
2.077% due 02/01/2035	1,082	1,127
2.107% due 10/01/2034	799	838
2.131% due 09/01/2022	44	47
2.140% due 03/01/2035	29	30
2.145% due 11/01/2031	55	55
2.148% due 02/01/2034	46	49
2.150% due 05/01/2035	69	72
2.151% due 08/01/2025	438	464
2.166% due 04/01/2036	143	150
2.175% due 09/01/2034	544	572
2.177% due 02/01/2023	35	36
2.182% due 03/01/2034	8	9
2.197% due 03/01/2034	3,596	3,734
2.199% due 09/01/2035	6	6
2.200% due 08/01/2035	250	251
2.208% due 05/01/2034 - 09/01/2035	4,316	4,558
2.211% due 10/01/2034	751	798
2.212% due 11/01/2034 - 11/01/2035	2,179	2,273
2.217% due 11/01/2035	104	109
2.221% due 01/01/2035	3,252	3,385
2.223% due 02/01/2035	161	167
2.226% due 12/01/2034	110	115
2.234% due 01/01/2035	6,013	6,259
2.235% due 05/01/2024	6	6
2.249% due 07/01/2024	40	41
2.250% due 01/01/2020	1	1
2.253% due 02/01/2035	1,432	1,486
2.255% due 12/01/2034	94	98
2.260% due 06/01/2035	34	35
2.274% due 03/01/2033 - 01/01/2036	138	144

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.280% due 11/01/2034	$1,171	$1,234
2.285% due 11/01/2019 - 06/01/2035	371	388
2.295% due 05/01/2037	22	23
2.296% due 10/01/2035	13	13
2.298% due 10/01/2035	677	723
2.304% due 04/01/2038	11	12
2.305% due 11/01/2024	321	334
2.310% due 07/01/2019	13	13
2.315% due 12/01/2023	70	72
2.317% due 01/01/2035	60	62
2.321% due 06/01/2035	839	892
2.324% due 01/01/2035	3,298	3,438
2.329% due 12/01/2034	11	11
2.330% due 06/01/2021	77	80
2.336% due 07/01/2035	254	263
2.338% due 05/01/2033	77	81
2.340% due 11/01/2025	60	62
2.345% due 07/01/2026 - 07/01/2035	449	476
2.349% due 11/01/2032	31	32
2.355% due 09/01/2023 - 08/01/2035	1,391	1,462
2.356% due 01/01/2026	41	43
2.366% due 08/01/2035	375	397
2.367% due 04/01/2034 - 07/01/2034	18	19
2.368% due 08/01/2032	16	17
2.373% due 10/01/2019	17	18
2.375% due 09/01/2036	1	1
2.378% due 09/01/2035	649	691
2.382% due 05/01/2036	499	526
2.385% due 08/01/2033	10	11
2.386% due 05/01/2035	4,053	4,301
2.387% due 07/01/2035	27	28
2.390% due 09/01/2029	3	3
2.397% due 09/01/2034 - 08/01/2035	10,816	11,396
2.401% due 09/01/2033	55	58
2.402% due 09/01/2033	22	23
2.406% due 12/01/2025 - 08/01/2027	542	568
2.409% due 12/01/2034	585	622
2.410% due 11/01/2025 - 05/01/2035	1,788	1,897
2.412% due 11/01/2035	337	358
2.420% due 02/01/2019 - 10/01/2024	51	51
2.424% due 11/01/2025	214	227
2.425% due 08/01/2026 - 03/01/2035	53	55
2.426% due 06/01/2034	5	6
2.435% due 05/01/2035 - 07/01/2035	7,755	8,161
2.436% due 12/01/2022	11	12
2.444% due 12/01/2034	16	17
2.450% due 12/01/2023 - 06/01/2025	84	84
2.455% due 09/01/2024 - 05/25/2035	9,955	10,502
2.460% due 06/01/2035 - 09/01/2035	5,790	6,145
2.461% due 11/01/2023 - 07/01/2035	72	75
2.462% due 11/01/2034 - 06/01/2035	74	78
2.464% due 05/01/2025 - 05/01/2026	111	115
2.466% due 09/01/2037	40	42
2.468% due 12/01/2033	262	278
2.469% due 05/01/2035	1,349	1,427
2.470% due 07/01/2026	7	7
2.474% due 09/01/2035	65	68
2.475% due 05/01/2022	1	1
2.479% due 04/01/2034	102	107
2.481% due 11/01/2035	4,813	5,061
2.482% due 12/01/2035	34	36
2.487% due 09/01/2019 - 09/01/2035	670	707
2.490% due 08/01/2035	280	297
2.492% due 04/01/2027 - 11/01/2035	1,561	1,653
2.493% due 12/01/2035	285	294
2.496% due 12/01/2033	572	602
2.497% due 07/01/2033 - 01/01/2036	541	574
2.499% due 12/01/2034	32	33
2.500% due 07/01/2021 - 12/01/2035	418	441
2.502% due 01/01/2036	322	334

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.504% due 06/01/2030	$44	$45
2.506% due 11/01/2025	10	10
2.508% due 08/01/2035 - 09/01/2035	1,017	1,071
2.509% due 11/01/2035	2,397	2,542
2.510% due 09/01/2035	463	490
2.513% due 06/01/2035	1,883	1,990
2.515% due 09/01/2035	178	182
2.519% due 08/01/2035	113	116
2.520% due 10/01/2035	248	263
2.521% due 07/01/2017	96	96
2.524% due 03/01/2025	181	189
2.526% due 07/01/2034	1,542	1,642
2.527% due 10/01/2035	134	142
2.528% due 02/01/2027	112	116
2.535% due 02/01/2035 - 10/01/2035	1,867	1,959
2.536% due 02/01/2028	115	120
2.537% due 09/01/2017	54	55
2.540% due 08/01/2035	21	22
2.547% due 07/01/2035	1,294	1,371
2.549% due 11/01/2035 - 09/01/2037	477	491
2.550% due 08/01/2031	96	97
2.551% due 10/01/2024	47	48
2.552% due 05/01/2030	5	5
2.561% due 12/01/2025	163	168
2.565% due 11/01/2023 - 11/01/2025	130	132
2.575% due 10/01/2027	30	30
2.577% due 07/01/2020	16	16
2.578% due 04/01/2033 - 12/01/2036	96	102
2.579% due 04/01/2035	34	36
2.580% due 09/01/2035	214	224
2.582% due 02/01/2035	998	1,053
2.588% due 05/01/2030	4	4
2.594% due 04/01/2024	118	121
2.599% due 01/01/2035	637	674
2.608% due 11/01/2034	752	796
2.611% due 08/01/2027	56	57
2.612% due 03/01/2034 - 12/01/2035	2,524	2,641
2.616% due 06/01/2025	193	201
2.618% due 12/01/2033	188	198
2.625% due 08/01/2024 - 04/01/2035	1,313	1,384
2.627% due 10/01/2035	77	81
2.634% due 03/01/2036 - 01/01/2037	290	307
2.641% due 11/01/2034	1,604	1,692
2.655% due 11/01/2035	718	753
2.662% due 07/01/2035 - 08/01/2035	716	759
2.663% due 06/01/2033 - 02/01/2035	841	889
2.680% due 02/01/2022 - 12/01/2023	5,359	5,557
2.683% due 06/01/2035	471	497
2.687% due 09/01/2035	322	340
2.692% due 03/01/2035	585	620
2.732% due 01/01/2037	15	15
2.750% due 01/01/2018 - 08/01/2023	11,420	11,916
2.757% due 02/01/2036	76	81
2.774% due 12/01/2027	122	127
2.779% due 02/01/2035	35	36
2.782% due 10/01/2026	7	7
2.787% due 11/01/2035 - 02/01/2036	1,466	1,552
2.790% due 07/01/2022 - 03/01/2024	4,214	4,419
2.800% due 03/01/2018 - 08/01/2022	12,167	12,757
2.805% due 03/01/2036	493	516
2.810% due 02/01/2036	60	63
2.822% due 01/01/2036	206	219
2.825% due 02/01/2020	9	9
2.830% due 07/01/2022	3,554	3,736
2.836% due 12/01/2030	9	10
2.850% due 06/01/2022 - 12/01/2026	106	111
2.870% due 03/01/2022 - 09/01/2027	127,293	131,247
2.875% due 10/01/2023 - 02/01/2024	21	22
2.889% due 05/01/2035	29	31
2.902% due 03/01/2023	70	72

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.912% due 03/01/2036	$332	$348
2.919% due 03/01/2036	171	182
2.920% due 03/01/2022	3,867	4,046
2.940% due 12/01/2017	57	57
2.950% due 02/01/2021	12	12
2.960% due 05/01/2022 - 07/01/2022	6,802	7,191
2.973% due 05/01/2023	83	86
3.000% due 01/01/2022 - 12/01/2043	253,404	262,379
3.025% due 11/01/2022	7	7
3.037% due 03/01/2036	150	158
3.040% due 04/01/2022	3,018	3,176
3.043% due 05/01/2022	8,466	8,996
3.058% due 08/01/2022	153	159
3.085% due 04/01/2018	27	28
3.155% due 05/01/2022	575	612
3.301% due 10/01/2027	77	78
3.330% due 11/01/2021	15,602	16,722
3.345% due 09/01/2021	2	2
3.375% due 03/01/2023 - 10/01/2024	50	51
3.380% due 11/01/2021	1,020	1,096
3.414% due 10/01/2020	346	373
3.420% due 11/01/2021	5,213	5,603
3.437% due 03/01/2022	61,016	65,819
3.473% due 07/01/2024	21	21
3.474% due 02/01/2033	1	1
3.500% due 10/01/2018 - 08/01/2045	187,169	199,919
3.539% due 02/01/2021	11	11
3.555% due 06/01/2022	12	12
3.570% due 11/01/2021	2,706	2,929
3.619% due 12/01/2020	275	298
3.717% due 02/25/2033	999	1,063
3.735% due 09/01/2028	21	21
3.811% due 08/01/2027	174	181
3.830% due 07/01/2021	293	320
3.840% due 05/01/2018	350	366
3.980% due 07/01/2021	125,500	137,860
4.000% due 03/01/2019 - 08/01/2044	69,907	74,293
4.295% due 11/01/2021	23	23
4.326% due 12/01/2036	262	279
4.380% due 06/01/2021	523	581
4.409% due 02/01/2028	7	7
4.500% due 11/01/2016 - 10/01/2045	392,897	428,589
4.631% due 09/01/2034	210	220
4.661% due 03/01/2023	187	192
5.000% due 06/01/2018 - 02/01/2045	65,085	72,118
5.030% due 05/01/2024	2,099	2,471
5.106% due 06/01/2029	17	17
5.500% due 09/01/2017 - 02/01/2042	125,711	141,043
5.637% due 02/25/2037 (a)	40	7
5.640% due 06/01/2036	47	47
5.667% due 06/25/2037 - 08/25/2043 (a)	41,996	9,529
5.703% due 12/25/2042	11,957	13,746
5.717% due 12/25/2042 (a)	8,529	1,297
5.750% due 12/20/2027 - 08/25/2034	1,349	1,532
5.767% due 03/25/2039 (a)	43,640	4,081
5.790% due 10/01/2017	354	373
5.817% due 05/25/2037 - 01/25/2040 (a)	2,679	467
5.867% due 08/25/2042 (a)	35,571	7,831
5.947% due 03/25/2037 (a)	126	23
6.000% due 04/01/2016 - 10/25/2044	391,588	447,205
6.047% due 09/01/2036	2	2
6.067% due 02/25/2037 (a)	600	102
6.117% due 07/25/2036 (a)	1,258	236
6.160% due 08/01/2017	133	138
6.167% due 12/25/2036 - 06/25/2037 (a)	1,037	184
6.207% due 12/25/2036 (a)	441	87
6.217% due 07/25/2037 (a)	813	119
6.250% due 07/01/2024 - 02/25/2029	418	465
6.290% due 02/25/2029	75	80
6.300% due 10/17/2038	1,094	1,133
6.324% due 10/25/2042	10,318	12,097

8	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.327% due 05/25/2037 (a)	$95	$20
6.500% due 02/01/2017 - 02/25/2047	32,523	36,905
6.750% due 10/25/2023	76	85
6.869% due 08/25/2037	77	84
6.900% due 05/25/2023	10	11
7.000% due 08/01/2016 - 01/25/2048	4,993	5,573
7.067% due 09/25/2038 (a)	539	70
7.375% due 05/25/2022	229	258
7.500% due 07/01/2016 - 07/25/2041	1,880	1,996
7.569% due 03/25/2039	5	5
7.750% due 01/25/2022	133	142
7.780% due 01/01/2018	1,680	1,678
7.800% due 10/25/2022 - 06/25/2026	60	69
8.000% due 12/25/2016 - 08/01/2032	5,351	6,364
8.000% due 08/18/2027 (a)	3	1
8.060% due 04/01/2030	1,425	1,767
8.500% due 06/01/2017 - 07/01/2037	1,319	1,519
8.750% due 01/25/2021	33	35
8.827% due 10/25/2043	67,530	84,179
9.000% due 04/01/2017 - 11/01/2025	324	359
9.000% due 06/25/2022 (a)	10	2
9.082% due 11/25/2040	2	2
9.201% due 09/25/2028	20	21
9.250% due 04/25/2018	2	2
9.300% due 05/25/2018 - 08/25/2019	4	4
9.500% due 01/01/2018 - 03/01/2026	147	156
10.000% due 08/01/2017 - 05/01/2022	18	18
903.213% due 08/25/2021 (a)	0	1
Fannie Mae, TBA
3.000% due 04/01/2031 - 05/01/2046	2,984,000	3,076,782
3.500% due 04/01/2031 - 06/01/2046	7,546,000	7,917,004
4.000% due 04/01/2046 - 06/01/2046	9,456,000	10,100,029
4.500% due 04/01/2046 - 06/01/2046	2,021,100	2,198,018
5.000% due 04/01/2046	49,200	54,446
5.500% due 04/01/2031 - 05/01/2046	361,000	402,861
6.000% due 04/01/2046	28,000	31,912
FDIC Structured Sale Guaranteed Notes
0.928% due 11/29/2037	5,827	5,814
2.980% due 12/06/2020	2,722	2,770
Federal Housing Administration
1.000% due 08/01/2020	143	142
6.896% due 07/01/2020	1,862	1,767
7.110% due 05/01/2019	155	155
7.315% due 08/01/2019	1,501	1,495
7.350% due 04/01/2019	6	6
7.375% due 02/01/2018	37	37
7.430% due 10/01/2018 - 05/01/2024	1,549	1,535
7.460% due 01/01/2023	11	11
7.465% due 11/01/2019	410	409
Freddie Mac
0.200% due 09/25/2043 (a)	1,070,789	6,915
0.473% due 12/25/2036	4,438	4,420
0.686% due 07/15/2034	139	139
0.693% due 08/25/2031	306	300
0.736% due 02/15/2037	3	3
0.776% due 02/15/2037	25	26
0.786% due 12/15/2029	51	51
0.836% due 06/15/2018 - 05/15/2041	4,087	4,105
0.886% due 06/15/2023 - 12/15/2031	71	72
0.936% due 06/15/2030 - 12/15/2032	96	97
0.986% due 01/15/2042	281	282
1.016% due 05/15/2032 - 07/15/2037	5,484	5,549
1.075% due 09/25/2025	58,000	58,066
1.106% due 08/15/2037	5,972	6,056
1.125% due 09/25/2022	146,889	147,562
1.146% due 10/15/2037	2,692	2,717
1.156% due 05/15/2037	1,762	1,772

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.166% due 05/15/2040	$40	$41
1.186% due 08/15/2036	54	54
1.286% due 11/15/2039	71	73
1.433% due 05/25/2043	6,105	6,263
1.436% due 02/15/2021	5	5
1.522% due 02/25/2045	18,187	19,166
1.537% due 12/25/2018 (a)	282,221	9,987
1.642% due 06/25/2020 (a)	18,066	915
1.722% due 07/25/2044	3,029	3,183
1.740% due 10/25/2023	64	64
1.812% due 12/01/2026	204	210
1.948% due 10/01/2023	24	24
1.983% due 03/01/2024	43	43
1.990% due 05/01/2037	313	324
2.000% due 12/01/2016 - 06/01/2022	7	7
2.053% due 03/01/2035	588	624
2.055% due 01/01/2022	16	16
2.094% due 09/01/2035	48	50
2.125% due 09/01/2018	5	5
2.129% due 05/01/2023	44	45
2.164% due 10/01/2022	20	20
2.213% due 09/01/2035	22	23
2.232% due 07/01/2023	21	22
2.247% due 02/01/2037	19	19
2.260% due 10/25/2023	321	332
2.265% due 05/01/2020	9	9
2.321% due 06/01/2033	133	140
2.323% due 10/25/2018	15	15
2.335% due 07/01/2020	49	51
2.345% due 08/01/2035	359	380
2.347% due 07/01/2032	1	1
2.360% due 07/01/2022	46	46
2.375% due 10/01/2035	56	57
2.396% due 10/01/2035	280	294
2.399% due 05/01/2035	8,304	8,740
2.403% due 05/01/2037	65	69
2.422% due 05/01/2021 - 11/01/2023	296	306
2.428% due 06/01/2037	20	21
2.430% due 06/01/2022 - 04/01/2023	140	145
2.444% due 08/01/2023	40	42
2.445% due 12/01/2018	16	16
2.454% due 06/01/2035	14,810	15,638
2.461% due 07/01/2024	18	19
2.469% due 09/01/2028	1	1
2.473% due 08/01/2035	16	17
2.477% due 03/01/2035	9	9
2.478% due 04/01/2036	520	548
2.480% due 09/01/2023 - 04/01/2025	15	15
2.481% due 04/01/2025	1	1
2.485% due 09/01/2035	3,240	3,430
2.486% due 05/01/2022	5	5
2.490% due 08/01/2023 - 09/01/2023	42	43
2.494% due 07/01/2025	119	123
2.495% due 06/01/2022 - 08/01/2023	179	184
2.500% due 05/01/2023 - 01/01/2036	12,454	13,133
2.509% due 05/01/2036	242	256
2.511% due 02/01/2036 - 07/01/2036	231	244
2.514% due 10/01/2035	9,054	9,573
2.515% due 11/01/2026	139	143
2.516% due 09/01/2023	34	34
2.517% due 05/01/2023	26	27
2.518% due 07/01/2035	3,415	3,611
2.521% due 09/01/2035	134	142
2.522% due 11/01/2028	239	248
2.523% due 03/01/2022	121	124
2.524% due 04/01/2024	157	160
2.527% due 02/01/2025	7	7
2.530% due 07/01/2033	5	5
2.532% due 05/01/2027	7	7
2.539% due 09/01/2037	9	10
2.541% due 10/01/2026	110	116
2.549% due 10/01/2023	36	37
2.552% due 04/01/2036	4	4
2.553% due 02/01/2026	253	264
2.557% due 06/01/2024	127	133

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.567% due 10/01/2035	$4,973	$5,220
2.568% due 02/01/2038	5	5
2.571% due 07/01/2023	45	45
2.574% due 06/01/2021 - 01/01/2034	2,132	2,253
2.576% due 10/01/2023	70	72
2.582% due 10/01/2023	99	101
2.591% due 11/01/2035	6,234	6,574
2.593% due 12/01/2022 - 10/01/2024	13	14
2.601% due 08/01/2035	28	29
2.605% due 10/01/2035	165	169
2.606% due 10/01/2023 - 10/01/2035	7,335	7,706
2.607% due 07/01/2027	10	11
2.608% due 01/01/2037	101	104
2.614% due 07/01/2035	3,879	4,115
2.615% due 11/01/2023	1	1
2.618% due 01/01/2028	11	12
2.619% due 09/01/2023	171	175
2.620% due 05/01/2037	39	41
2.623% due 09/01/2023	197	207
2.624% due 05/01/2023	20	20
2.626% due 12/01/2035	167	175
2.628% due 04/01/2029	57	59
2.640% due 03/01/2036	86	91
2.643% due 07/01/2032	37	39
2.648% due 08/01/2023	344	356
2.660% due 10/01/2024	27	28
2.669% due 10/01/2020	2	3
2.679% due 10/01/2023	48	49
2.685% due 11/01/2035	240	246
2.695% due 10/01/2035	5,931	6,258
2.697% due 11/01/2034	258	273
2.702% due 07/01/2030	444	465
2.725% due 02/01/2037	12	13
2.742% due 11/01/2035	4,555	4,806
2.750% due 12/01/2023	50	51
2.754% due 08/01/2023	25	26
2.762% due 01/01/2021	7	7
2.780% due 10/01/2020	11	11
2.804% due 12/01/2037	71	74
2.817% due 04/01/2025	35	35
2.860% due 01/01/2024	6	6
2.865% due 06/01/2020	7	7
2.920% due 06/01/2030	211	220
2.944% due 03/01/2021	77	80
2.976% due 08/15/2032	1,368	1,427
2.977% due 01/25/2036	2,798	2,910
2.980% due 05/01/2018	18	18
3.000% due 03/01/2027	31	32
3.000% due 08/15/2027 (a)	18,028	1,838
3.001% due 05/01/2020	4	4
3.029% due 07/01/2019	1	1
3.049% due 05/01/2018	32	32
3.080% due 07/01/2019	34	34
3.155% due 01/01/2019	17	17
3.172% due 04/01/2029	14	14
3.200% due 01/01/2019	0	1
3.415% due 05/01/2018	15	15
3.500% due 09/01/2018 - 02/01/2044	21,549	22,741
3.883% due 01/25/2047	100	102
4.000% due 09/15/2018 - 04/01/2044	34,034	37,282
4.496% due 03/01/2036	223	227
4.500% due 04/01/2018 - 08/01/2045	322,095	350,931
5.000% due 10/01/2016 - 07/01/2040	23,962	25,995
5.500% due 09/01/2017 - 07/01/2047	9,260	10,423
5.564% due 06/15/2042 - 08/15/2042 (a)	65,057	13,362
5.814% due 02/15/2038 (a)	614	113
5.864% due 05/15/2039 (a)	649	130
5.950% due 06/15/2028	16,507	18,173
6.000% due 04/01/2016 - 10/15/2036	48,362	54,812
6.014% due 03/15/2037 (a)	346	64
6.050% due 04/01/2036	160	160
6.064% due 08/15/2036 (a)	263	52

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.074% due 12/15/2041 (a)	$27,320	$6,488
6.144% due 09/15/2036 (a)	391	76
6.214% due 11/15/2036 (a)	14,864	3,147
6.250% due 12/15/2028	271	306
6.500% due 07/01/2016 - 10/25/2043	74,695	85,539
6.950% due 07/15/2021 - 08/15/2021	21	23
7.000% due 03/01/2017 - 10/25/2043	14,714	17,248
7.000% due 09/15/2023 (a)	5	1
7.400% due 02/01/2021	70	67
7.500% due 11/01/2016 - 11/01/2037	4,981	5,783
7.645% due 05/01/2025	5,358	5,735
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	774	872
8.250% due 06/15/2022	51	56
8.417% due 11/15/2033	986	1,091
8.500% due 12/01/2016 - 06/01/2030	414	458
8.750% due 12/15/2020	22	25
8.822% due 09/15/2043 - 12/15/2043	37,215	45,807
8.900% due 11/15/2020	84	90
9.000% due 08/01/2016 - 07/01/2030	156	172
9.000% due 05/01/2022 (a)	1	0
9.500% due 09/01/2016 - 12/01/2022	71	75
10.000% due 06/01/2017 - 03/01/2021	4	4
10.500% due 10/01/2017 - 01/01/2021	3	3
10.944% due 09/15/2041	10	10
11.891% due 02/15/2041	9	12
12.037% due 03/15/2044	6,570	6,724
19.208% due 05/15/2033	354	520
36.023% due 08/15/2037	1,040	1,954
Freddie Mac, TBA
3.500% due 04/01/2046 - 05/01/2046	1,107,000	1,157,577
4.000% due 04/01/2046 - 06/01/2046	397,000	423,372
4.500% due 04/01/2046 - 05/01/2046	727,000	789,473
5.500% due 04/01/2046	81,000	90,186
Ginnie Mae
0.841% due 06/16/2031 - 03/16/2032	181	181
0.885% due 06/20/2065	48,069	47,596
0.891% due 11/16/2029	22	22
0.895% due 09/20/2065	38,925	38,424
0.925% due 03/20/2065	30,220	30,202
0.941% due 02/16/2030 - 04/16/2032	734	738
0.991% due 12/16/2025	31	31
1.005% due 06/20/2065	7,488	7,423
1.025% due 05/20/2065	2,665	2,643
1.041% due 02/16/2030	709	716
1.045% due 08/20/2065	50,730	49,633
1.091% due 02/16/2030	307	311
1.095% due 11/16/2043 (a)	121,453	5,835
1.175% due 12/20/2065	38,002	37,446
1.345% due 07/20/2065	3,000	2,986
1.382% due 03/20/2031	49	50
1.432% due 01/20/2066	4,902	4,906
1.440% due 03/20/2066	55,000	54,939
1.478% due 02/20/2066	45,320	45,492
1.589% due 02/20/2060	38,146	38,506
1.590% due 03/20/2066	15,000	15,086
1.750% due 02/20/2017 - 04/20/2041	28,424	29,315
1.875% due 07/20/2017 - 07/20/2034	10,568	10,915
2.000% due 05/20/2017 - 10/20/2033	15,814	16,330
2.250% due 01/20/2025	9	9
2.500% due 06/20/2021 - 07/15/2043	609	614
3.000% due 12/20/2018 - 06/20/2025	96	98

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.500% due 12/20/2017 - 08/15/2045	$108,464	$114,625
3.950% due 07/15/2025	92	100
4.000% due 02/20/2018 - 05/20/2041	4,733	5,227
4.000% due 02/20/2044 (a)	85,752	12,179
4.500% due 11/16/2028 - 08/15/2033	1,473	1,583
4.750% due 07/20/2035	2,116	2,338
5.000% due 07/15/2033 - 12/15/2040	23,557	26,198
5.318% due 03/20/2040 (a)	36,448	5,254
5.500% due 05/20/2017 - 03/16/2034	1,860	2,121
5.668% due 07/20/2041 (a)	34,179	5,557
5.768% due 06/20/2043 (a)	47,872	8,079
6.000% due 07/15/2016 - 12/20/2041	11,308	13,031
6.159% due 07/16/2031 - 08/16/2033 (a)	1,334	313
6.250% due 03/16/2029	177	204
6.500% due 11/15/2023 - 09/20/2038	7,117	8,231
6.750% due 10/16/2040	1,671	1,857
7.000% due 12/15/2022 - 10/15/2034	930	1,042
7.500% due 11/20/2017 - 02/15/2035	366	426
7.750% due 08/20/2025 - 12/15/2040	1,453	1,459
8.000% due 01/15/2017 - 10/20/2031	462	524
8.250% due 04/15/2020	13	14
8.300% due 06/15/2019	4	4
8.500% due 01/15/2017 - 04/15/2031	319	354
9.000% due 05/15/2016 - 01/15/2031	225	238
9.500% due 07/15/2017 - 12/15/2026	82	86
10.000% due 11/20/2016 - 02/15/2025	35	37
10.500% due 10/20/2016 - 10/20/2019	10	9
Ginnie Mae, TBA
3.000% due 04/01/2046	12,000	12,416
3.500% due 04/01/2046 - 05/01/2046	777,400	821,252
4.000% due 04/01/2046 - 06/01/2046	789,900	843,941
5.000% due 04/01/2046	2,000	2,206
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	1,936	1,928
Small Business Administration
1.125% due 05/25/2021	30	30
1.250% due 03/25/2025 - 07/25/2025	24	25
1.350% due 01/25/2019	28	28
4.340% due 03/01/2024	51	54
4.350% due 07/01/2023	131	139
4.580% due 03/01/2018	67	69
4.625% due 02/01/2025	343	368
4.770% due 04/01/2024	225	241
4.840% due 02/01/2023	117	126
4.870% due 12/01/2024	408	440
4.890% due 12/01/2023	220	238
4.930% due 01/01/2024	492	533
4.950% due 03/01/2025	457	497
5.110% due 05/01/2017 - 08/01/2025	157	169
5.120% due 11/01/2017	19	19
5.130% due 09/01/2023	1,106	1,208
5.190% due 01/01/2017 - 07/01/2024	66	71
5.230% due 11/01/2016	14	15
5.240% due 08/01/2023	106	116
5.310% due 05/01/2027	144	160
5.320% due 04/01/2027	177	198
5.340% due 11/01/2021	896	959
5.370% due 09/01/2016	12	12

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.471% due 03/10/2018	$105	$112
5.520% due 06/01/2024	1,382	1,519
5.680% due 05/01/2016	4	4
5.725% due 09/10/2018	1,656	1,728
5.780% due 08/01/2027	29	32
5.820% due 07/01/2027	1,200	1,372
5.870% due 07/01/2028	315	357
5.902% due 02/10/2018	853	905
6.020% due 08/01/2028	290	332
6.070% due 07/01/2026	355	403
6.340% due 03/01/2021	747	811
6.440% due 02/01/2021	212	230
6.700% due 12/01/2016	147	150
6.900% due 12/01/2020	287	306
6.950% due 11/01/2016	25	25
7.060% due 11/01/2019	174	181
7.150% due 03/01/2017	51	52
7.190% due 12/01/2019	70	73
7.200% due 10/01/2019	94	98
7.500% due 04/01/2017	32	33
7.630% due 06/01/2020	307	327
7.700% due 07/01/2016	6	6
Vendee Mortgage Trust
0.383% due 06/15/2023 (a)	6,783	63
6.425% due 01/15/2030	965	1,111
6.500% due 09/15/2024	5,294	5,948

Total U.S. Government Agencies (Cost $32,041,981)		32,248,198

U.S. TREASURY OBLIGATIONS 43.9%
U.S. Treasury Bonds
2.500% due 02/15/2045	8,400	8,194
2.500% due 02/15/2046	542,400	528,946
2.750% due 08/15/2042	1,090,400	1,126,732
2.750% due 11/15/2042	1,912,000	1,972,310
2.875% due 05/15/2043	201,199	212,151
2.875% due 08/15/2045	1,435,116	1,510,068
3.000% due 05/15/2042	1,114,600	1,211,082
3.000% due 11/15/2044	2,269,616	2,450,298
3.000% due 05/15/2045	24,400	26,327
3.000% due 11/15/2045	265,270	286,492
3.125% due 02/15/2042	197,100	219,347
3.125% due 02/15/2043	268,800	297,922
3.125% due 08/15/2044	4,693,357	5,194,960
3.375% due 05/15/2044	886,925	1,028,746
4.250% due 05/15/2039	291,000	385,399
4.375% due 11/15/2039	526,400	708,902
4.375% due 05/15/2040	265,600	357,590
4.500% due 02/15/2036	65	89
4.500% due 08/15/2039	209,600	287,242
4.625% due 02/15/2040	366,400	510,570
6.250% due 05/15/2030	226	345
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2017 (n)	166,363	168,327
0.125% due 04/15/2018 (n)	113,041	115,093
0.125% due 01/15/2022	1,077,433	1,094,849
0.125% due 07/15/2022 (n)	926,982	944,375
0.125% due 01/15/2023	30	30
0.125% due 07/15/2024	11,325	11,380
0.375% due 07/15/2023	25,973	26,791
0.625% due 07/15/2021 (n)	522,198	548,746
0.625% due 01/15/2026	187,839	196,585
0.625% due 02/15/2043	23,596	22,217
0.750% due 02/15/2042	56,143	54,649
0.750% due 02/15/2045	549,783	533,454
1.375% due 02/15/2044	34,561	38,793
1.750% due 01/15/2028	1,713,179	1,989,283
2.000% due 01/15/2026	2,062,553	2,418,155
2.375% due 01/15/2017 (n)	189,955	195,827
2.375% due 01/15/2025	1,518,443	1,810,417
2.375% due 01/15/2027	2,481,158	3,034,816
2.500% due 01/15/2029	1,280,380	1,610,878
3.625% due 04/15/2028	143,543	197,961
3.875% due 04/15/2029	318,231	456,313
U.S. Treasury Notes
0.375% due 04/30/2016 (p)	152	152
0.375% due 05/31/2016 (n)	3,638	3,639
0.500% due 09/30/2016 (n)(p)	260,000	260,117

10	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.500% due 01/31/2017 (n)		$3,329	$3,327
0.625% due 07/15/2016 (n)		2,259	2,261
0.625% due 12/31/2016 (n)		4,534	4,536
0.875% due 01/31/2017 (n)(p)		1,729	1,733
0.875% due 02/28/2017 (p)		197	197
1.500% due 01/31/2022 (n)(p)		101,400	101,949
1.750% due 04/30/2022 (n)(p)		97,600	99,348
1.750% due 09/30/2022 (n)(p)		531,200	539,573
1.875% due 08/31/2022 (n)(p)		2,000	2,047
2.000% due 10/31/2021 (n)(p)		56,900	58,849
2.000% due 07/31/2022 (n)(p)		429,200	442,805
2.000% due 02/15/2025 (n)(p)		10,800	11,038
2.000% due 08/15/2025		53,890	54,953
2.125% due 05/15/2025 (n)(p)		7,300	7,530
2.250% due 11/15/2024 (n)		3,057,316	3,189,463

Total U.S. Treasury Obligations (Cost $37,388,518)			38,576,168

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		2,089	2,115
Adjustable Rate Mortgage Trust
0.556% due 08/25/2036		7,645	4,493
0.973% due 11/25/2035		33	27
1.583% due 03/25/2035		7,462	6,432
2.634% due 09/25/2035		3,291	2,519
2.652% due 07/25/2035		1,767	1,583
2.679% due 10/25/2035 ^		8,912	7,990
2.681% due 01/25/2036 ^		6,485	5,657
2.737% due 11/25/2035 ^		6,954	6,318
2.756% due 03/25/2035		4,179	4,029
2.787% due 09/25/2035		407	336
2.810% due 11/25/2035 ^		696	587
2.963% due 01/25/2036		3,120	2,665
3.038% due 08/25/2035		3,478	3,369
3.173% due 03/25/2036 ^		308	224
3.314% due 07/25/2035		4,154	3,942
Alba PLC
1.761% due 04/24/2049	GBP	611	869
American Home Mortgage Assets Trust
0.553% due 10/25/2046		$18,025	12,304
0.623% due 05/25/2046 ^		27,310	19,836
2.704% due 11/25/2035 ^		10,140	8,299
American Home Mortgage Investment Trust
1.033% due 02/25/2045		1,191	1,178
2.314% due 10/25/2034		8,892	8,900
2.381% due 09/25/2045		4,295	4,132
2.506% due 09/25/2035		169	166
2.631% due 12/25/2035		2,522	1,678
2.631% due 11/25/2045 ^		8,631	6,493
2.661% due 02/25/2044		50	49
2.881% due 02/25/2045		7,632	7,647
Banc of America Alternative Loan Trust
0.833% due 05/25/2035 ^		985	742
5.000% due 08/25/2019		320	324
5.500% due 06/25/2037 ^		1,650	1,234
6.000% due 03/25/2034		3,724	3,851
6.000% due 11/25/2035 ^		1,579	1,496
6.000% due 07/25/2046 ^		2,580	2,099
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		472	472
5.414% due 09/10/2047		11,375	11,448

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.451% due 01/15/2049	$4,730	$4,834
5.608% due 04/10/2049	9,454	9,603
5.889% due 07/10/2044	526	526
Banc of America Funding Ltd.
0.661% due 11/03/2041	2,448	2,418
Banc of America Funding Trust
0.533% due 04/25/2037	440	311
0.622% due 10/20/2036	20,261	15,644
0.622% due 10/20/2046 ^	3,509	2,596
0.642% due 04/20/2047 ^	6,862	5,352
0.643% due 04/25/2037 ^	3,826	2,523
0.672% due 04/20/2035	961	931
0.722% due 05/20/2035 ^	1,163	804
0.732% due 02/20/2035	1,217	1,149
0.833% due 05/25/2037 ^	6,665	4,823
2.746% due 09/20/2034	403	399
2.865% due 03/20/2035	1,060	1,046
2.870% due 11/20/2035 ^	2,066	1,823
2.934% due 02/20/2036	5,281	4,225
3.004% due 09/20/2047 ^	7,875	5,784
3.023% due 01/20/2047 ^	150	126
3.041% due 11/20/2034	5,958	5,643
3.062% due 03/20/2036	1,045	961
3.232% due 10/20/2046 ^	2,330	1,722
3.960% due 05/20/2036 ^	2,400	2,165
4.435% due 03/20/2036	354	317
4.710% due 04/20/2036 ^	4,558	3,910
4.750% due 10/25/2018	4	4
4.767% due 09/20/2046 ^	4,416	3,578
5.050% due 10/20/2046 ^	4,351	3,440
5.500% due 09/25/2034	7,197	7,113
5.750% due 09/25/2036	3,348	3,379
5.753% due 10/25/2036 ^	943	773
5.837% due 01/25/2037 ^	823	678
5.888% due 04/25/2037 ^	2,678	2,356
6.000% due 09/25/2036	5,227	5,028
6.000% due 09/25/2036 ^	449	397
Banc of America Mortgage Trust
1.133% due 11/25/2035 ^	257	222
2.682% due 07/25/2034	176	178
2.716% due 05/25/2034	696	687
2.747% due 07/25/2035	922	888
2.748% due 07/25/2035	2,405	2,278
2.788% due 07/25/2035 ^	1,716	1,585
2.794% due 05/25/2033	1,232	1,240
2.794% due 06/25/2033	431	428
2.802% due 09/25/2033	987	977
2.844% due 08/25/2035 ^	9,783	8,889
2.858% due 11/25/2034	1,141	1,094
2.868% due 11/25/2034	1,795	1,784
2.876% due 04/25/2034	128	128
2.918% due 11/25/2035 ^	1,206	1,112
2.935% due 02/25/2035	2,279	2,242
2.941% due 01/25/2036	4,524	3,908
3.257% due 11/25/2034	1,918	1,786
3.275% due 02/25/2035	1,078	1,057
3.728% due 07/20/2032	139	140
5.500% due 12/25/2020	544	553
5.500% due 11/25/2035 ^	414	392
5.500% due 05/25/2037 ^	731	537
6.000% due 10/25/2036 ^	5,991	4,995
6.000% due 07/25/2046 ^	1,894	1,683
6.500% due 10/25/2031	42	44
6.500% due 09/25/2033	2,096	2,208
Banc of America Re-REMIC Trust
5.586% due 06/24/2050	27,415	27,649
5.650% due 02/17/2051	78,660	79,548
5.942% due 02/15/2051	36,484	36,846
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	32,000	33,043
Bayview Commercial Asset Trust
0.863% due 08/25/2034	370	336
BCAP LLC Trust
0.274% due 09/28/2037	33,571	29,125
0.566% due 02/28/2037	17,632	15,119
0.576% due 11/26/2036	5,646	4,976
0.586% due 09/28/2036	39,070	29,675
0.596% due 11/26/2036	30,000	24,358

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.596% due 01/28/2037	$14,334	$13,808
0.605% due 04/28/2036	14,907	14,030
0.606% due 08/26/2033	45,844	42,607
0.606% due 11/28/2036	20,394	16,533
0.606% due 12/28/2036	17,999	15,692
0.606% due 08/26/2046	3,000	2,826
0.606% due 06/28/2047	49,367	41,234
0.616% due 06/26/2037	24,209	20,198
0.626% due 07/28/2036	36,388	28,362
0.626% due 09/28/2046	18,230	15,399
0.626% due 11/28/2046	22,033	21,254
0.632% due 07/26/2036	6,435	6,088
0.636% due 10/28/2036	17,617	15,953
0.643% due 05/25/2047	155	115
0.646% due 05/26/2047	3,242	3,130
0.653% due 05/25/2047 ^	19,303	14,634
0.656% due 06/28/2037	18,374	15,752
0.684% due 07/26/2035	3,583	3,367
0.686% due 08/28/2036	23,900	20,507
0.706% due 11/28/2035	40,045	36,412
0.734% due 03/26/2036	33,938	29,012
0.736% due 07/28/2035	17,764	15,370
0.740% due 11/28/2035	17,986	15,339
0.756% due 10/28/2035	14,200	12,162
0.762% due 11/26/2035	16,355	15,824
0.766% due 01/28/2036	18,955	15,320
0.766% due 02/28/2036	24,912	19,665
0.786% due 05/26/2036	20,592	19,780
0.816% due 01/28/2036	28,067	24,532
0.836% due 11/28/2046	20,871	17,350
0.916% due 12/28/2035	19,600	18,602
0.936% due 02/26/2031	9,764	9,664
0.956% due 11/26/2035	1,607	1,568
1.036% due 06/28/2035	22,800	21,778
1.062% due 01/26/2047	19,177	16,921
1.082% due 04/28/2047	18,206	15,786
1.092% due 05/28/2047	21,286	17,964
1.132% due 12/28/2046	23,616	21,447
1.162% due 11/26/2046	5,051	4,845
1.171% due 12/28/2034	13,621	12,931
1.176% due 01/26/2036	1,116	1,107
1.302% due 07/28/2046	29,326	26,645
1.366% due 01/26/2035	46,787	39,785
1.436% due 08/26/2037	23,603	21,764
1.736% due 11/28/2035	28,644	24,351
1.904% due 10/26/2035	3,469	3,450
1.956% due 07/28/2047	66,755	58,823
2.155% due 10/28/2046	15,590	14,118
2.350% due 12/28/2036	15,369	13,792
2.392% due 08/28/2036	19,491	16,797
2.404% due 03/26/2036	24,684	21,997
2.457% due 03/28/2037	27,664	24,608
2.467% due 05/28/2035	59,754	59,242
2.472% due 02/28/2037	14,991	13,064
2.497% due 09/28/2035	31,252	30,545
2.514% due 05/28/2036	23,190	19,258
2.517% due 03/28/2036	17,236	15,953
2.543% due 08/28/2036	48,345	44,991
2.546% due 06/28/2036	25,217	22,175
2.568% due 01/26/2034	2,104	2,076
2.571% due 12/28/2035	22,970	21,914
2.592% due 02/28/2036	17,062	15,425
2.612% due 02/28/2036	16,313	14,821
2.660% due 10/28/2035	21,865	21,336
2.660% due 03/28/2036	14,917	12,335
2.680% due 01/28/2036	17,920	16,509
2.685% due 11/28/2035	37,292	34,436
2.696% due 02/26/2036	7,371	7,361
2.697% due 03/26/2037	5,141	5,000
2.722% due 09/28/2035	14,020	11,984
2.729% due 10/28/2035	18,490	17,882
2.730% due 09/28/2035	23,625	23,542
2.730% due 10/26/2036	4,558	4,568
2.740% due 10/28/2035	18,351	17,440
2.742% due 07/26/2036	10,487	9,397
2.744% due 08/28/2035	32,064	31,794

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.757% due 10/28/2035	$10,690	$10,526
2.759% due 03/28/2036	14,317	14,230
2.766% due 12/28/2036	44,445	39,599
2.772% due 02/28/2036	16,550	14,125
2.792% due 10/28/2035	39,111	31,299
2.799% due 07/28/2036	29,590	28,178
2.823% due 10/26/2035	18,002	17,434
2.836% due 03/28/2036	75,672	76,054
2.841% due 06/26/2035	6,155	6,111
2.849% due 09/26/2035	20,272	18,304
2.849% due 11/28/2035	38,564	37,834
2.852% due 04/28/2036	13,395	12,919
2.860% due 02/28/2036	29,635	25,803
2.862% due 10/28/2035	56,511	55,789
2.904% due 03/28/2037	33,373	29,667
2.906% due 05/26/2036	12,145	9,517
2.909% due 12/26/2037	327	326
2.954% due 11/28/2037	19,674	15,730
2.966% due 03/26/2037	6,360	5,087
3.004% due 06/28/2047	32,787	28,215
3.006% due 05/28/2035	90,135	85,471
3.066% due 08/26/2036	14,333	9,790
3.181% due 05/28/2036	18,274	16,475
3.754% due 12/28/2036	17,569	15,992
4.045% due 07/28/2037	16,379	13,922
4.211% due 07/28/2036	123,177	117,549
4.425% due 07/26/2036	1,776	1,442
4.901% due 01/28/2038	83,141	72,482
5.000% due 01/26/2021	5,583	5,633
5.090% due 08/28/2036	184,027	177,996
5.248% due 03/26/2037	27,092	26,251
5.250% due 06/26/2036	60,208	48,348
5.250% due 04/26/2037	54,338	49,784
5.250% due 06/26/2037	5,492	5,500
5.250% due 08/26/2037	7,763	8,112
5.500% due 11/25/2034	7,686	7,052
5.750% due 02/26/2035	16,092	16,417
5.884% due 08/28/2046	14,970	13,391
6.000% due 10/28/2036	12,645	11,698
6.000% due 02/26/2037	20,219	19,729
6.000% due 05/28/2037	30,004	28,840
6.000% due 07/28/2037	11,936	11,673
6.000% due 08/28/2037	31,155	28,079
6.768% due 10/26/2037	4,699	4,485
BCRR Trust
5.858% due 07/17/2040	6,906	6,942
Bear Stearns Adjustable Rate Mortgage Trust
2.577% due 08/25/2033	23	23
2.580% due 02/25/2036	7,466	7,295
2.629% due 04/25/2033	1,377	1,377
2.680% due 06/25/2035 ^	1,280	1,133
2.749% due 11/25/2030	1,469	1,404
2.772% due 08/25/2035	2,324	2,044
2.777% due 01/25/2034	31	29
2.799% due 05/25/2034	12	12
2.799% due 01/25/2035	188	183
2.801% due 04/25/2033	100	100
2.844% due 11/25/2034	4,355	4,175
2.848% due 07/25/2034	717	701
2.862% due 10/25/2035	7,026	7,037
2.880% due 05/25/2033	846	842
2.880% due 01/25/2034	1,832	1,822
2.881% due 04/25/2033	626	615
2.926% due 02/25/2033	60	57
2.930% due 02/25/2047	5,437	4,477
2.948% due 07/25/2034	250	242
2.971% due 01/25/2034	2,534	2,561
2.971% due 09/25/2034	2,168	1,995
2.998% due 10/25/2034	50	46
3.003% due 02/25/2034	1,391	1,354
3.027% due 04/25/2034	1,730	1,708
3.042% due 03/25/2035	3,385	3,262
3.065% due 04/25/2034	41	40
3.125% due 05/25/2034	4	4
3.125% due 02/25/2036 ^	1,500	1,414
3.160% due 01/25/2035	844	818
3.237% due 03/25/2035	3,620	3,521
Bear Stearns ALT-A Trust
0.593% due 02/25/2034	3,101	2,720
0.633% due 02/25/2034	43	35
0.753% due 08/25/2036 ^	17,683	13,097
0.753% due 01/25/2047	5,648	3,858

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.773% due 08/25/2036		$5,358	$4,113
0.873% due 04/25/2035		1,673	1,604
0.913% due 02/25/2036		2,638	2,135
0.933% due 03/25/2035		399	389
1.113% due 09/25/2034		687	677
1.133% due 09/25/2034		1,702	1,669
2.355% due 10/25/2033		118	109
2.457% due 02/25/2034		129	115
2.510% due 12/25/2033		1,773	1,773
2.521% due 01/25/2036 ^		14,518	11,883
2.566% due 03/25/2036		21,093	14,421
2.623% due 04/25/2035		14	14
2.649% due 08/25/2034		98	98
2.699% due 09/25/2034		1,166	1,090
2.708% due 08/25/2036 ^		6,075	3,818
2.720% due 02/25/2034		3,479	3,547
2.731% due 02/25/2036 ^		1,675	1,169
2.805% due 03/25/2036		6,445	4,743
2.811% due 11/25/2036 ^		1,870	1,278
2.871% due 01/25/2035		3,429	2,633
2.893% due 03/25/2036 ^		11,796	8,896
2.895% due 05/25/2035		237	227
2.946% due 11/25/2036		1,889	1,426
2.980% due 11/25/2035 ^		6,831	5,029
3.006% due 05/25/2035		967	948
3.039% due 05/25/2036 ^		10,470	7,093
3.111% due 08/25/2036 ^		86	64
3.591% due 05/25/2036 ^		11,036	7,597
4.397% due 11/25/2036 ^		8,022	5,651
5.000% due 07/25/2035 ^		14,313	11,400
5.001% due 12/25/2046 ^		939	673
Bear Stearns Asset-Backed Securities Trust
0.833% due 11/25/2034 ^		2,307	1,894
5.500% due 01/25/2034		44	45
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		42,344	43,221
5.797% due 09/11/2038		22	22
7.000% due 05/20/2030		3,902	4,068
Bear Stearns Mortgage Securities, Inc.
2.827% due 06/25/2030		13	13
Bear Stearns Structured Products, Inc. Trust
2.414% due 12/26/2046		3,734	2,651
2.775% due 01/26/2036		4,073	3,140
Bella Vista Mortgage Trust
0.678% due 05/20/2045		35	27
Berica ABS SRL
0.058% due 12/31/2055	EUR	23,327	26,395
Chase Mortgage Finance Trust
2.628% due 02/25/2037		$592	584
2.653% due 02/25/2037		52	52
2.671% due 09/25/2036 ^		124	110
2.680% due 12/25/2035 ^		10,461	9,528
2.689% due 12/25/2035 ^		4,542	4,136
2.722% due 02/25/2037		4,870	4,485
2.730% due 09/25/2036 ^		1,048	903
2.756% due 02/25/2037		82	81
2.782% due 02/25/2037		683	675
2.801% due 03/25/2037 ^		7,793	6,153
4.833% due 03/25/2037 ^		321	298
5.500% due 12/25/2022 ^		7,669	6,677
5.500% due 03/25/2037		42	36
6.000% due 11/25/2036 ^		2,139	1,788
6.000% due 02/25/2037 ^		1,310	1,086
6.000% due 03/25/2037 ^		1,100	942
ChaseFlex Trust
0.586% due 06/25/2036		252	253
0.773% due 08/25/2037		12,574	9,224
0.933% due 06/25/2035		3,134	2,059
4.409% due 08/25/2037 ^		1,696	1,399
5.000% due 07/25/2037 ^		3,024	2,689
6.000% due 02/25/2037 ^		2,531	1,753
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.583% due 01/25/2036		1,585	1,329
0.613% due 05/25/2036		1,797	1,592
0.613% due 07/25/2036		1,303	1,163
0.646% due 10/25/2046		3,232	2,842
0.683% due 08/25/2035		790	703
Citicorp Mortgage Securities Trust
5.500% due 08/25/2022		215	216
5.500% due 12/25/2022		70	70
5.500% due 02/25/2026		181	183

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 04/25/2037	$983	$975
5.750% due 09/25/2037	1,034	1,044
6.000% due 06/25/2036	4,570	4,625
6.000% due 08/25/2036	1,386	1,422
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	522	521
Citigroup Commercial Mortgage Trust
5.705% due 12/10/2049	431	429
5.737% due 06/14/2050	345	350
6.085% due 03/15/2049	6	6
Citigroup Global Markets Mortgage Securities, Inc.
0.933% due 05/25/2032	82	80
7.000% due 12/25/2018	13	13
Citigroup Mortgage Loan Trust, Inc.
0.503% due 01/25/2037	757	576
0.786% due 05/25/2037	23	23
1.236% due 08/25/2035 ^	3,762	2,817
2.070% due 09/25/2035	3,189	3,090
2.530% due 08/25/2035	6,458	4,370
2.554% due 10/25/2046	5,540	4,374
2.607% due 03/25/2037	10,923	8,068
2.630% due 07/25/2046 ^	5,122	4,441
2.650% due 09/25/2035	27,887	27,862
2.717% due 05/25/2035	2,245	2,101
2.747% due 12/25/2035 ^	2,750	2,109
2.803% due 02/25/2034	2,291	2,266
2.966% due 03/25/2037 ^	4,350	3,540
5.323% due 04/25/2037 ^	2,811	2,411
5.500% due 11/25/2035 ^	2,965	2,834
6.272% due 11/25/2037	4,523	3,915
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	26,352	26,871
5.617% due 10/15/2048	2,337	2,343
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,285	1,287
6.000% due 09/25/2036	674	596
6.000% due 06/25/2037 ^	1,621	1,399
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	72	77
Commercial Mortgage Trust
3.830% due 07/10/2046	52	53
5.543% due 12/11/2049	19,400	19,680
Community Program Loan Trust
4.500% due 04/01/2029	10,796	10,752
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,196	1,897
6.000% due 08/25/2037 ^	4,641	3,644
Countrywide Alternative Loan Trust
0.573% due 04/25/2047	11,918	9,979
0.593% due 12/25/2046 ^	4,517	4,811
0.603% due 11/25/2036	5,499	5,416
0.603% due 01/25/2037 ^	1,301	1,265
0.603% due 06/25/2046	2,005	2,068
0.613% due 05/25/2047	6,176	4,877
0.622% due 09/20/2046	5,441	4,537
0.623% due 07/25/2046 ^	3,741	3,492
0.623% due 09/25/2046 ^	18,384	16,121
0.633% due 06/25/2037	12	10
0.636% due 04/25/2047	11,186	8,950
0.642% due 03/20/2046	2,277	1,659
0.642% due 05/20/2046 ^	1,372	1,034
0.643% due 05/25/2035	216	178
0.643% due 07/25/2046 ^	365	276
0.658% due 07/20/2035	84	72
0.683% due 06/25/2035	4,834	4,322
0.683% due 09/25/2046 ^	864	389
0.683% due 10/25/2046 ^	157	114
0.693% due 07/25/2035	4,278	3,387
0.693% due 07/25/2036	28,975	22,908
0.693% due 07/25/2046 ^	594	312
0.703% due 05/25/2036 ^	33	34
0.713% due 12/25/2035	36	31
0.713% due 02/25/2037	3,813	2,948
0.726% due 11/25/2035	3,808	3,108
0.728% due 11/20/2035	37	30
0.763% due 09/25/2035	1,882	1,584
0.783% due 09/25/2035	2,287	1,893
0.783% due 05/25/2036 ^	4,800	2,680
0.783% due 06/25/2036 ^	2,567	1,519
0.783% due 05/25/2037 ^	290	172

12	See Accompanying Notes

March 31, 2016

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.903% due 09/25/2033	$644	$637
0.953% due 12/25/2035	1,486	1,279
0.983% due 08/25/2034	45	41
0.983% due 10/25/2036 ^	4,579	3,166
1.016% due 06/25/2034	3,080	2,953
1.133% due 10/25/2035 ^	2,215	1,679
1.206% due 11/25/2035	484	414
1.233% due 12/25/2035 ^	3,354	2,754
1.351% due 12/25/2035	749	630
1.351% due 02/25/2036	710	620
1.451% due 08/25/2035 ^	246	175
1.533% due 02/25/2036 ^	6,917	5,495
1.751% due 08/25/2035	2,203	1,942
1.831% due 01/25/2036	75	68
2.591% due 10/25/2035 ^	1,099	996
2.753% due 11/25/2035 ^	1,530	1,239
5.000% due 01/25/2035	10	10
5.250% due 06/25/2035 ^	955	870
5.500% due 07/25/2035 ^	4,085	3,543
5.500% due 11/25/2035 ^	8,407	7,611
5.500% due 11/25/2035	3,572	2,799
5.500% due 12/25/2035 ^	2,858	2,543
5.500% due 02/25/2036 ^	2,529	2,273
5.750% due 03/25/2037 ^	1,489	1,314
5.750% due 07/25/2037 ^	266	235
6.000% due 10/25/2033	488	505
6.000% due 12/25/2033	3	3
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	329	282
6.000% due 04/25/2036 ^	1,889	1,596
6.000% due 05/25/2036 ^	1,881	1,581
6.000% due 06/25/2036 ^	1,744	1,491
6.000% due 08/25/2036 ^	6,663	6,065
6.000% due 11/25/2036 ^	111	96
6.000% due 02/25/2037	616	526
6.000% due 02/25/2037 ^	9,317	7,292
6.000% due 03/25/2037 ^	3,042	2,520
6.000% due 04/25/2037	5,649	4,497
6.000% due 05/25/2037 ^	563	433
6.000% due 08/25/2037	980	863
6.250% due 12/25/2033	103	106
6.250% due 11/25/2036	3,839	3,154
6.250% due 11/25/2036 ^	930	867
6.250% due 08/25/2037 ^	3,772	3,071
6.500% due 05/25/2036 ^	3,780	3,230
6.500% due 09/25/2036	1,674	1,484
6.500% due 08/25/2037 ^	9,979	6,745
6.500% due 09/25/2037 ^	2,403	1,844
18.609% due 07/25/2035	1,750	2,478
Countrywide Home Loan Mortgage Pass-Through Trust
0.663% due 05/25/2035	10,245	8,642
0.723% due 04/25/2035	13,642	11,827
0.733% due 05/25/2035	2,624	2,246
0.773% due 03/25/2036	901	460
0.783% due 02/25/2036 ^	160	142
0.973% due 03/25/2035	906	839
1.073% due 03/25/2035	330	265
1.093% due 02/25/2035	1,338	1,169
1.113% due 02/25/2035	290	252
1.193% due 09/25/2034	19	18
1.311% due 04/25/2046 ^	9,144	5,127
2.286% due 07/25/2034	1,840	1,815
2.297% due 06/19/2031	49	45
2.354% due 06/20/2034	811	772
2.390% due 04/25/2035	183	136
2.500% due 07/19/2031	23	21
2.564% due 02/20/2036 ^	240	213
2.602% due 02/20/2036 ^	31	27
2.651% due 12/19/2033	65	66
2.664% due 11/25/2034	6,693	6,335
2.670% due 11/20/2034	342	325
2.681% due 11/20/2034	5,112	5,029
2.691% due 03/25/2037 ^	1,227	1,010
2.716% due 10/19/2032	40	33
2.722% due 02/20/2036 ^	298	260
2.726% due 07/20/2034	673	647
2.727% due 04/20/2035	461	416
2.727% due 05/20/2036 ^	2,248	2,030
2.732% due 08/25/2034 ^	2,642	2,423
2.736% due 11/25/2037	9,265	8,254

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.745% due 08/25/2034 ^	$3,735	$3,219
2.746% due 09/25/2047 ^	3,653	3,289
2.757% due 04/20/2036 ^	2,781	2,378
2.763% due 08/25/2034 ^	6	6
2.763% due 08/25/2034	189	170
2.791% due 10/25/2035 ^	5,209	4,520
2.807% due 11/19/2033	335	326
2.816% due 10/25/2033	2,878	2,811
2.855% due 02/25/2047 ^	1,318	1,178
2.862% due 02/25/2034	58	57
2.888% due 04/25/2035 ^	4,909	4,425
2.937% due 10/20/2035	1,259	1,143
4.500% due 09/25/2035	2,860	2,726
5.000% due 09/25/2035 ^	72	69
5.500% due 01/25/2035	561	568
5.500% due 03/25/2035	2,439	2,510
5.500% due 09/25/2035 ^	7,963	7,761
5.500% due 10/25/2035 ^	5,253	4,887
5.500% due 11/25/2035 ^	2,236	2,120
5.750% due 12/25/2035 ^	3,851	3,589
5.750% due 02/25/2037 ^	2,735	2,370
5.750% due 07/25/2037 ^	1,330	1,261
6.000% due 05/25/2036 ^	3,712	3,385
6.000% due 12/25/2036 ^	266	241
6.000% due 02/25/2037 ^	5,537	5,115
6.000% due 03/25/2037 ^	1,041	976
6.000% due 07/25/2037	1,581	1,372
6.000% due 08/25/2037 ^	9,098	7,903
6.000% due 09/25/2037 ^	727	699
6.250% due 09/25/2036 ^	9,232	8,332
6.250% due 02/25/2038 ^	2,715	2,406
Countrywide Home Loan Reperforming REMIC Trust
0.773% due 06/25/2035	3,267	2,911
5.468% due 01/25/2034	455	453
6.500% due 11/25/2034	1,279	1,233
7.500% due 11/25/2034	623	606
7.500% due 06/25/2035 ^	1,766	1,835
Credit Suisse Commercial Mortgage Trust
0.676% due 05/27/2037	2,700	2,373
5.297% due 12/15/2039	126,836	128,858
5.383% due 02/15/2040	3,295	3,343
5.448% due 01/15/2049	72	72
5.699% due 06/15/2039	2,904	2,970
Credit Suisse First Boston Mortgage Securities Corp.
1.055% due 03/25/2032	457	422
1.173% due 06/25/2034	1,040	1,002
1.583% due 09/25/2034 ^	2,888	2,482
2.143% due 10/25/2033	91	89
2.312% due 06/25/2032	17	14
2.373% due 07/25/2033	3,153	3,088
2.689% due 09/25/2034	1,967	1,942
4.902% due 06/25/2032	20	20
5.500% due 09/25/2035	7,565	6,967
5.500% due 10/25/2035	2,235	2,069
6.000% due 11/25/2035 ^	39	30
7.500% due 05/25/2032	89	95
7.500% due 12/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.402% due 07/27/2037	19,771	15,846
2.636% due 04/26/2038	2,500	2,442
2.912% due 04/28/2037	10,867	7,847
2.980% due 11/26/2035	1,933	1,925
5.383% due 02/15/2040	202	203
5.460% due 09/15/2039	50,047	50,483
5.467% due 09/15/2039	18,449	18,589
5.467% due 09/16/2039	12,317	12,306
5.467% due 12/16/2043	22,474	22,454
5.509% due 04/15/2047	40,150	40,210
5.543% due 06/10/2049	25,744	26,158
5.695% due 09/15/2040	13,735	14,047
5.775% due 12/16/2049	93,396	94,496
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	1,459	782
5.837% due 04/25/2037	24,259	11,611
5.863% due 02/25/2037 ^	3,891	1,860
6.000% due 07/25/2036	1,823	1,365
6.000% due 04/25/2037 ^	2,092	1,717
7.000% due 08/25/2037	8,242	6,328
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	2,176	1,124

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.720% due 09/25/2036		$2,089	$1,349
6.172% due 06/25/2036 ^		3,015	1,750
CSFB Mortgage-Backed Trust
2.718% due 05/25/2034		3,609	3,570
DBUBS Mortgage Trust
3.742% due 11/10/2046		41	41
DECO SRL
1.255% due 02/22/2026	EUR	4,341	4,901
Deco UK PLC
0.749% due 01/27/2020	GBP	10,293	14,207
Deutsche ALT-A Securities, Inc.
0.533% due 08/25/2037 ^		$11,549	9,273
0.553% due 08/25/2036		7,187	5,609
0.573% due 07/25/2047		25,420	20,219
0.583% due 02/25/2047		9,856	6,864
2.995% due 10/25/2035		2,590	2,445
3.012% due 10/25/2035		4,388	3,556
5.000% due 10/25/2018		66	67
5.500% due 12/25/2035 ^		1,962	1,633
Deutsche ALT-B Securities, Inc.
0.533% due 10/25/2036 ^		14	9
5.869% due 10/25/2036 ^		1,622	1,316
5.886% due 10/25/2036 ^		1,622	1,315
6.005% due 10/25/2036 ^		1,222	990
6.300% due 07/25/2036 ^		1,742	1,340
Deutsche Mortgage & Asset Receiving Corp.
0.662% due 11/27/2036		8,800	7,323
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		65	52
Downey Savings & Loan Association Mortgage Loan Trust
0.612% due 04/19/2047 ^		1,432	534
1.252% due 09/19/2044		141	134
2.619% due 07/19/2044		39	38
EMF-NL BV
1.858% due 10/17/2041	EUR	21,759	25,205
EMF-NL Prime BV
0.658% due 04/17/2041		8,338	8,113
Eurosail BV
1.358% due 10/17/2040		3,429	3,797
Extended Stay America Trust
2.958% due 12/05/2031		$300	301
First Horizon Alternative Mortgage Securities Trust
0.803% due 02/25/2037		38	18
0.933% due 06/25/2035 ^		5,855	4,551
2.287% due 08/25/2035 ^		3,789	3,230
2.321% due 08/25/2034		828	811
2.479% due 03/25/2035		79	62
5.500% due 05/25/2035		4,074	3,603
5.500% due 06/25/2035 ^		5,239	4,749
6.000% due 07/25/2036 ^		3,635	2,913
6.250% due 08/25/2037 ^		1,049	804
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		216	189
First Horizon Mortgage Pass-Through Trust
0.703% due 02/25/2035		23	21
2.511% due 11/25/2037 ^		8,937	7,705
2.568% due 06/25/2035		2,558	2,461
2.597% due 11/25/2035 ^		2,513	2,266
2.637% due 06/25/2035		23	22
2.643% due 10/25/2035 ^		9,136	7,540
2.674% due 08/25/2034		1,095	1,090
2.705% due 02/25/2034		42	42
2.706% due 06/25/2035		2,933	2,787
2.724% due 11/25/2034		3,922	3,855
2.731% due 08/25/2035		2,735	2,415
2.735% due 01/25/2037 ^		107	94
2.750% due 10/25/2035		1,662	1,624
2.751% due 09/25/2035		4,360	4,192
2.995% due 05/25/2035		895	817
3.156% due 04/25/2035		4,834	4,849
4.025% due 10/25/2036		751	688
5.250% due 05/25/2021 ^		303	207
5.500% due 01/25/2035		633	652
5.750% due 02/25/2036 ^		987	880
6.250% due 11/25/2036		9,336	8,967
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		235	241
First Republic Bank Mortgage Pass-Through Certificates
0.913% due 06/25/2030		742	735

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First Republic Mortgage Loan Trust
0.736% due 08/15/2032		$182	$167
0.936% due 11/15/2030		33	30
1.236% due 11/15/2032		35	33
General Motors Acceptance Corp.
7.430% due 12/01/2021		55	55
GMAC Mortgage Corp. Loan Trust
3.089% due 04/19/2036 ^		7,296	6,559
3.160% due 06/25/2034		30	29
3.248% due 06/25/2034		37	37
3.289% due 05/25/2035		3,256	3,062
3.570% due 06/19/2035		446	437
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		1	1
Great Hall Mortgages PLC
0.380% due 03/18/2039	EUR	2,261	2,422
0.719% due 03/18/2039	GBP	65,873	89,289
0.729% due 06/18/2039		17,922	23,951
0.769% due 06/18/2039		$27,609	25,153
Grecale ABS SRL
0.308% due 04/28/2056	EUR	11,561	12,817
GreenPoint Mortgage Funding Trust
0.633% due 10/25/2046		$798	566
0.633% due 12/25/2046 ^		641	405
0.703% due 04/25/2036 ^		81	54
0.703% due 11/25/2045		480	412
0.773% due 10/25/2046		705	400
0.873% due 06/25/2045		832	727
Greenwich Capital Commercial Funding Corp. Trust
5.444% due 03/10/2039		71,126	72,599
5.736% due 12/10/2049		96	100
GS Mortgage Securities Corp.
2.312% due 11/10/2045 (a)		50,928	4,698
GS Mortgage Securities Trust
5.374% due 05/17/2045		74	74
5.794% due 08/10/2045		136	141
GSC Capital Corp. Mortgage Trust
0.613% due 05/25/2036 ^		382	294
GSMPS Mortgage Loan Trust
0.783% due 09/25/2035		7,175	5,850
7.500% due 06/25/2043		3,534	3,834
GSR Mortgage Loan Trust
0.733% due 07/25/2035		264	233
0.783% due 01/25/2034		122	104
2.010% due 04/25/2032		134	122
2.220% due 03/25/2033		28	28
2.277% due 06/25/2034		450	432
2.741% due 11/25/2035 ^		4,315	3,580
2.786% due 03/25/2037 ^		9,159	7,516
2.804% due 09/25/2035		133	133
2.849% due 11/25/2035		50	48
2.852% due 04/25/2036		119	105
2.865% due 05/25/2035		2,744	2,648
2.869% due 05/25/2035		44	41
2.869% due 07/25/2035		93	92
2.910% due 01/25/2036 ^		281	261
2.941% due 11/25/2035		46	44
2.963% due 04/25/2035		507	484
2.967% due 04/25/2035		2,894	2,714
5.000% due 05/25/2036 ^		880	821
5.000% due 05/25/2037 ^		12	11
5.500% due 06/25/2035		5,190	5,354
5.500% due 06/25/2036 ^		2,434	2,281
5.750% due 02/25/2036		1,641	1,593
5.750% due 02/25/2037 ^		3,027	2,864
6.000% due 08/25/2021 ^		214	209
6.000% due 03/25/2032		10	10
6.000% due 11/25/2035 ^		16,055	13,359
6.000% due 02/25/2036 ^		9,024	8,019
6.000% due 01/25/2037 ^		6,701	6,338
6.000% due 05/25/2037 ^		5,695	5,288
6.000% due 07/25/2037 ^		536	486
6.250% due 09/25/2036 ^		1,209	1,096
6.500% due 09/25/2036 ^		4,439	3,546
HarborView Mortgage Loan Trust
0.582% due 01/25/2047		4,387	3,276
0.612% due 07/19/2046 ^		32,074	18,546
0.632% due 09/19/2046		5,707	4,170
0.642% due 11/19/2036		136	100
0.652% due 05/19/2035		12,976	10,702
0.672% due 06/19/2035		1,915	1,688
0.712% due 02/19/2036		9,723	6,762

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.992% due 06/19/2034		$1,056	$976
1.032% due 04/19/2034		1,256	1,140
1.072% due 01/19/2035		2,337	1,996
1.132% due 01/19/2035		4,300	2,994
1.152% due 01/19/2035		499	442
1.232% due 11/19/2034		313	238
1.433% due 10/25/2037		2,401	2,047
2.505% due 06/19/2045 ^		15,454	9,498
2.711% due 07/19/2035		637	557
2.735% due 04/19/2034		33	32
2.944% due 12/19/2035 ^		3,492	3,057
3.139% due 06/19/2036		8,518	5,574
3.367% due 06/19/2036 ^		5,371	3,315
4.296% due 08/19/2036 ^		1,588	1,412
Hercules Eclipse PLC
0.829% due 10/25/2018	GBP	5,993	8,489
HomeBanc Mortgage Trust
0.693% due 01/25/2036		$3,734	3,221
0.703% due 10/25/2035		102	94
1.173% due 12/25/2034		4,746	4,458
1.293% due 08/25/2029		2,327	2,164
2.441% due 04/25/2037 ^		3,612	2,254
4.337% due 04/25/2037 ^		4,162	3,340
Homestar Mortgage Acceptance Corp.
0.883% due 07/25/2034		2,136	2,103
HSI Asset Securitization Corp. Trust
0.653% due 11/25/2035		19,282	11,402
Impac CMB Trust
1.173% due 11/25/2034		1,882	1,765
1.193% due 10/25/2033		30	29
1.213% due 10/25/2034		890	814
5.026% due 09/25/2034		288	279
Impac Secured Assets Trust
0.603% due 01/25/2037		19,895	17,063
1.233% due 11/25/2034		493	484
2.768% due 07/25/2035		1,137	828
IndyMac Adjustable Rate Mortgage Trust
1.842% due 01/25/2032		70	66
1.864% due 01/25/2032		445	430
2.322% due 08/25/2031		374	370
IndyMac Mortgage Loan Trust
0.573% due 04/25/2037		7,684	7,015
0.593% due 04/25/2037		2,705	2,349
0.613% due 02/25/2037		23,303	16,174
0.613% due 07/25/2047		11,358	7,451
0.623% due 04/25/2037		1,574	1,150
0.633% due 11/25/2046		808	573
0.643% due 04/25/2046		6,180	4,531
0.643% due 05/25/2046		156	125
0.663% due 04/25/2035		314	271
0.673% due 07/25/2035		3,023	2,623
0.733% due 11/25/2035 ^		766	452
0.733% due 06/25/2037 ^		1,328	691
1.073% due 07/25/2045		92	75
1.213% due 05/25/2034		7	7
1.233% due 11/25/2034		64	57
1.253% due 11/25/2034 ^		1,841	1,495
2.334% due 06/25/2037 ^		3,829	2,887
2.408% due 06/25/2037		8,762	4,851
2.587% due 08/25/2035		84	73
2.611% due 07/25/2037		1,831	1,233
2.628% due 01/25/2036 ^		8,103	6,689
2.638% due 01/25/2035		162	149
2.709% due 08/25/2035		845	686
2.709% due 08/25/2035 ^		718	582
2.711% due 12/25/2034		52	49
2.737% due 01/25/2036		10,862	10,141
2.763% due 10/25/2034		3,874	3,707
2.786% due 09/25/2035 ^		1,591	1,342
2.802% due 01/25/2036 ^		979	809
2.865% due 03/25/2036		4,278	3,313
3.008% due 04/25/2037		10,188	8,297
3.024% due 04/25/2037 ^		20,621	15,228
3.025% due 10/25/2035		753	620
3.073% due 02/25/2035		612	539
3.200% due 05/25/2036		4,286	3,225
4.614% due 08/25/2036		2,172	2,054
6.250% due 11/25/2037 ^		1,726	1,424
JPMorgan Alternative Loan Trust
0.573% due 03/25/2037		2,263	1,661

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.704% due 05/26/2037	$48,088	$43,704
2.865% due 05/25/2037 ^	9,472	7,791
3.198% due 11/25/2036 ^	2,761	2,466
3.222% due 12/25/2036	21,147	17,658
6.050% due 05/25/2036	1,044	941
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	25	25
3.341% due 07/15/2046	1,627	1,627
3.673% due 02/15/2046	3,223	3,278
3.853% due 06/15/2043	528	527
5.336% due 05/15/2047	147,255	149,517
5.399% due 05/15/2045	1,390	1,392
5.420% due 01/15/2049	55,474	56,624
5.440% due 06/12/2047	3,683	3,748
5.682% due 02/12/2049	643	650
5.699% due 02/12/2049	77,246	79,377
5.743% due 06/15/2049	3,665	3,751
5.882% due 02/15/2051	33,040	34,143
5.935% due 04/17/2045	18,612	18,604
JPMorgan Mortgage Trust
2.116% due 02/25/2034	560	555
2.137% due 11/25/2033	21	21
2.278% due 07/27/2037	17,342	16,143
2.319% due 06/25/2035	5,424	5,293
2.502% due 07/25/2035	628	617
2.553% due 11/25/2035	2,789	2,592
2.561% due 08/25/2035	6,271	6,173
2.621% due 11/25/2035	4,915	4,647
2.639% due 08/25/2036 ^	5,602	4,871
2.645% due 10/25/2035 ^	1,126	915
2.663% due 10/25/2036 ^	6,783	6,111
2.667% due 10/25/2035 ^	2,797	2,504
2.669% due 06/25/2035	7,291	7,194
2.669% due 02/25/2036 ^	163	144
2.688% due 07/25/2035	2,707	2,675
2.725% due 07/25/2035	1,146	1,146
2.729% due 10/25/2035	138	136
2.737% due 09/25/2035	911	816
2.744% due 04/25/2036 ^	7,385	6,771
2.757% due 08/25/2035 ^	3,952	3,753
2.759% due 07/25/2035	3,069	3,030
2.760% due 05/25/2036	6,409	5,787
2.766% due 10/25/2036 ^	81	71
2.778% due 06/25/2035	731	709
2.783% due 08/25/2035	2,484	2,441
2.788% due 07/25/2035	61	60
2.796% due 07/25/2035	11,483	11,423
2.823% due 10/25/2035	2,604	2,564
2.824% due 07/25/2035	278	253
2.857% due 04/25/2035	317	318
2.860% due 02/25/2036 ^	28	24
2.948% due 04/25/2036	6,565	6,355
2.948% due 04/25/2036 ^	164	150
4.556% due 04/25/2037 ^	835	741
5.000% due 08/25/2020	2,113	2,133
5.388% due 10/25/2036	242	210
5.500% due 03/25/2022 ^	588	591
5.500% due 07/25/2036 ^	1,713	1,607
6.000% due 01/25/2037 ^	22,052	18,505
6.500% due 07/25/2036 ^	4,988	3,719
6.500% due 08/25/2036 ^	1,016	855
Lavender Trust
6.250% due 10/26/2036	8,564	7,793
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	23	23
5.300% due 11/15/2038	88	89
5.430% due 02/15/2040	31,624	32,298
5.866% due 09/15/2045	36,452	38,349
Leek Finance PLC
0.843% due 12/21/2038	155	163
Lehman Mortgage Trust
0.753% due 08/25/2036 ^	12,376	9,133
1.083% due 06/25/2037 ^	1,105	891
5.000% due 12/25/2035 ^	515	473
5.434% due 01/25/2036 ^	6,716	6,257
5.500% due 01/25/2036	1,655	1,379
5.591% due 12/25/2035	7,408	5,538
5.940% due 04/25/2036	1,418	1,267
6.000% due 07/25/2036 ^	8,710	6,496
6.000% due 09/25/2036 ^	3,365	2,689

14	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Lehman XS Trust
0.553% due 07/25/2037		$6,929	$5,558
0.596% due 03/25/2047 ^		13,740	11,151
0.603% due 12/25/2036 ^		2,991	2,462
0.613% due 07/25/2037 ^		5,340	3,702
0.623% due 11/25/2046		418	326
0.633% due 08/25/2046		19,382	15,459
0.633% due 08/25/2046 ^		2,278	1,724
1.327% due 08/25/2047		15,147	10,026
1.939% due 07/25/2035		6,776	6,541
Luminent Mortgage Trust
0.593% due 11/25/2036 ^		412	335
0.597% due 12/25/2036		13,027	10,383
0.607% due 12/25/2036 ^		4,546	3,709
0.633% due 02/25/2046		103	68
0.673% due 04/25/2036		20,426	12,571
Marche Mutui SRL
0.175% due 02/25/2055	EUR	34,372	38,540
0.245% due 10/27/2065		573	651
2.095% due 01/27/2064		64,774	74,314
MASTR Adjustable Rate Mortgages Trust
0.633% due 05/25/2047		$690	544
0.643% due 04/25/2046		8,407	5,988
0.643% due 05/25/2047 ^		1,801	1,655
0.673% due 05/25/2037		1,397	869
0.733% due 05/25/2047 ^		756	471
2.258% due 12/25/2033		61	59
2.393% due 07/25/2035 ^		1,857	1,583
2.625% due 10/25/2032		714	708
2.695% due 05/25/2034		242	236
2.729% due 12/25/2034		6,784	6,348
2.744% due 12/25/2033		201	199
3.035% due 03/25/2035		762	656
3.160% due 10/25/2034		4,890	4,619
MASTR Alternative Loan Trust
0.833% due 03/25/2036		8,107	1,813
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		11,088	10,770
MASTR Reperforming Loan Trust
0.793% due 07/25/2035		4,563	3,824
7.000% due 08/25/2034		2,948	3,017
7.000% due 05/25/2035		839	837
MASTR Seasoned Securitization Trust
6.239% due 09/25/2017		388	394
6.500% due 08/25/2032		5,450	5,861
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.136% due 11/15/2031		3,863	3,598
1.176% due 09/15/2030		1,056	1,036
1.316% due 11/15/2031		75	66
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.296% due 08/15/2032		157	149
2.610% due 10/20/2029		2,435	2,424
Merrill Lynch Alternative Note Asset Trust
0.543% due 03/25/2037		1,141	508
0.603% due 02/25/2037		4,153	3,762
0.733% due 03/25/2037		3,018	1,377
2.931% due 06/25/2037 ^		2,330	1,564
6.000% due 05/25/2037 ^		9,658	8,303
Merrill Lynch Mortgage Investors Trust
0.683% due 11/25/2035		42	38
0.683% due 08/25/2036		210	207
0.703% due 04/25/2035		1,232	1,178
1.053% due 10/25/2028		97	92
1.093% due 06/25/2028		1,440	1,370
1.093% due 09/25/2029		115	113
1.093% due 11/25/2029		314	304
1.173% due 03/25/2028		69	65
1.213% due 03/25/2028		34	33
1.413% due 04/25/2029		930	883
1.541% due 10/25/2028		59	55
1.633% due 11/25/2029		387	374
2.334% due 02/25/2033		35	34
2.381% due 12/25/2032		448	442
2.478% due 12/25/2035		1,759	1,576
2.479% due 05/25/2033		4,463	4,315
2.560% due 08/25/2034		1,287	1,303
2.565% due 05/25/2036		6,498	6,423
2.575% due 06/25/2035		14,270	13,832
2.615% due 09/25/2035		7,155	7,066
2.644% due 02/25/2035		9,735	9,716
2.654% due 07/25/2035 ^		845	746

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.722% due 12/25/2035		$2,051	$1,957
2.727% due 12/25/2034		74	73
2.732% due 02/25/2034		14	14
2.771% due 06/25/2037		1,867	1,789
2.788% due 11/25/2035		7,701	7,441
2.936% due 05/25/2033		16	15
5.250% due 08/25/2036		11,142	11,412
6.720% due 11/15/2026		1	1
Merrill Lynch Mortgage Trust
5.837% due 06/12/2050		1,647	1,654
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		5,742	5,805
5.414% due 07/12/2046		211	212
5.485% due 03/12/2051		34,645	35,362
5.700% due 09/12/2049		50,027	51,886
5.737% due 06/12/2050		26,301	27,168
5.864% due 08/12/2049		8,805	9,127
Money Partners Securities PLC
0.971% due 03/15/2040	GBP	424	569
Morgan Stanley Capital Trust
5.439% due 02/12/2044		$1,796	1,795
5.569% due 12/15/2044		24,169	25,115
5.610% due 04/15/2049		7,265	7,273
5.692% due 04/15/2049		58,745	60,172
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		1	1
Morgan Stanley Mortgage Loan Trust
0.693% due 03/25/2036		2,644	2,013
0.713% due 01/25/2036		19,445	13,862
0.723% due 12/25/2035		61	44
0.733% due 03/25/2035		41	38
0.743% due 01/25/2035		12	12
0.753% due 01/25/2035		6,051	5,604
2.292% due 06/25/2036		413	392
2.319% due 07/25/2035 ^		1,698	1,396
2.604% due 06/25/2037		958	626
2.608% due 07/25/2035 ^		14,491	11,851
2.856% due 07/25/2035		878	795
3.080% due 09/25/2035 ^		5,009	4,042
4.880% due 06/25/2036		16,301	11,148
5.701% due 02/25/2047		2,497	1,773
6.000% due 02/25/2036 ^		990	954
6.000% due 10/25/2037 ^		2,466	2,019
Morgan Stanley Re-REMIC Trust
5.794% due 08/12/2045		42,762	43,783
5.794% due 08/15/2045		57,779	59,109
MortgageIT Trust
1.213% due 02/25/2035		1,266	1,184
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		977	946
Newgate Funding PLC
0.375% due 12/15/2050	EUR	93,206	98,021
0.748% due 12/01/2050	GBP	700	832
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.873% due 05/25/2035		$37	36
1.433% due 05/25/2035		4,000	2,785
2.599% due 10/25/2035		161	150
2.785% due 02/25/2036 ^		620	508
5.820% due 03/25/2047		1,498	1,509
6.138% due 03/25/2047		1,376	1,386
7.000% due 02/19/2030		1,244	1,222
Nomura Resecuritization Trust
0.873% due 08/27/2047		45,594	44,466
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.138% due 02/25/2035		918	919
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		1	1
Paragon Mortgages PLC
0.831% due 10/15/2041	GBP	2,031	2,598
0.953% due 05/15/2041		23,202	29,943
0.971% due 04/16/2035		7,005	9,105
Prime Mortgage Trust
0.833% due 02/25/2019		$4	4
0.833% due 02/25/2034		2,464	2,322
6.000% due 06/25/2036 ^		2,347	2,261
Provident Funding Mortgage Loan Trust
2.602% due 10/25/2035		2,488	2,405
2.636% due 04/25/2034		740	735
RAAC Trust
0.803% due 09/25/2034		765	729

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
RBSSP Resecuritization Trust
0.656% due 10/27/2036		$4,077	$2,999
0.676% due 08/27/2037		5,677	5,110
0.706% due 09/27/2037		9,301	6,360
0.766% due 02/27/2037		4,797	4,160
0.934% due 09/26/2036		350	339
3.000% due 06/26/2037		2,157	2,174
Regal Trust
2.155% due 09/29/2031		180	166
Resecuritization Mortgage Trust
0.683% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.573% due 01/25/2037		11,299	9,075
0.583% due 02/25/2037		4,691	3,767
0.613% due 05/25/2036		25,361	19,066
0.613% due 09/25/2036		4,865	3,728
0.618% due 12/25/2036		56	42
0.623% due 07/25/2036		6,097	4,732
0.623% due 08/25/2036		10,965	8,531
0.623% due 09/25/2036		101	78
0.623% due 12/25/2036		5,639	4,705
0.633% due 05/25/2047		4,567	3,563
0.643% due 06/25/2037		3,254	2,311
0.643% due 04/25/2046		17,404	7,768
0.703% due 02/25/2046		2,676	1,563
0.733% due 08/25/2035		696	530
0.763% due 03/25/2037		1,753	413
0.833% due 11/25/2036 ^		2,668	1,607
0.973% due 03/25/2034		1,097	1,027
1.083% due 07/25/2033		92	84
1.711% due 09/25/2045		592	478
3.133% due 04/25/2035		7,155	6,962
3.272% due 08/25/2035 ^		1,807	931
3.838% due 09/25/2035 ^		1,155	929
4.262% due 02/25/2036 ^		1,438	1,055
5.250% due 09/25/2020		8,790	8,731
6.000% due 08/25/2036 ^		3,580	2,818
6.000% due 09/25/2036 ^		3,393	2,697
6.000% due 09/25/2036		2,969	2,360
6.000% due 11/25/2036 ^		3,555	2,859
6.000% due 01/25/2037 ^		19	16
6.250% due 03/25/2037 ^		2,618	2,100
6.500% due 09/25/2037 ^		3,234	2,692
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		316	352
Residential Asset Securitization Trust
0.883% due 12/25/2036 ^		629	170
5.000% due 08/25/2019		1,028	1,029
5.500% due 08/25/2034		145	148
5.500% due 06/25/2035 ^		758	661
5.750% due 02/25/2036 ^		1,075	839
6.000% due 03/25/2037 ^		5,827	3,990
6.000% due 04/25/2037		460	386
6.000% due 05/25/2037 ^		268	226
6.000% due 07/25/2037 ^		1,585	1,103
6.250% due 08/25/2036		184	169
6.250% due 10/25/2036 ^		559	462
6.250% due 11/25/2036		2,535	1,733
6.250% due 09/25/2037 ^		2,569	1,792
6.500% due 08/25/2036		1,692	976
6.500% due 09/25/2036 ^		1,696	1,190
Residential Funding Mortgage Securities, Inc. Trust
0.833% due 07/25/2018		20	20
2.994% due 11/25/2035		1,224	1,072
3.406% due 02/25/2036 ^		4,845	4,377
3.484% due 02/25/2037		5,476	4,380
5.250% due 07/25/2035		2,924	2,980
5.500% due 12/25/2034		1,043	1,045
5.750% due 09/25/2036 ^		16,207	14,510
6.000% due 06/25/2036 ^		2,454	2,239
6.000% due 07/25/2036 ^		2,947	2,792
6.000% due 06/25/2037 ^		1,251	1,157
6.500% due 03/25/2032		174	180
ResLoC UK PLC
0.811% due 12/15/2043	GBP	3,881	4,675
RMAC Securities PLC
0.025% due 06/12/2044	EUR	2,821	2,883
0.741% due 06/12/2044	GBP	41,267	52,894
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$33,154	33,366
5.331% due 02/16/2044		16,055	16,353
5.336% due 05/16/2047		25,968	26,183
5.420% due 01/16/2049		24,825	25,057
5.467% due 09/16/2039		4,219	4,215
5.692% due 04/16/2049		26,300	26,804

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.695% due 09/16/2040	$4,743	$4,807
5.946% due 02/16/2051	38,592	38,896
6.068% due 09/17/2039	2,386	2,427
6.068% due 02/17/2051	10,000	10,201
6.095% due 12/16/2049	20,937	21,638
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018	16	16
Securitized Asset Sales, Inc.
0.473% due 11/26/2023	69	57
Sequoia Mortgage Trust
0.632% due 07/20/2036	108	97
0.642% due 06/20/2036	2,794	2,469
0.782% due 07/20/2033	263	247
0.812% due 10/20/2027	103	97
0.832% due 10/20/2027	1,311	1,284
1.038% due 05/20/2034	678	649
1.092% due 06/20/2033	23	22
1.388% due 05/20/2034	2,966	2,827
1.530% due 09/20/2033	972	942
2.443% due 01/20/2047 ^	3,311	2,688
2.919% due 09/20/2046 ^	6,981	5,618
3.050% due 01/20/2047 ^	4,602	4,003
Structured Adjustable Rate Mortgage Loan Trust
0.733% due 09/25/2034	2,831	2,452
0.733% due 10/25/2035	2,165	1,921
0.733% due 08/25/2036 ^	8,891	6,872
1.751% due 01/25/2035	328	260
2.381% due 10/25/2037 ^	1,029	681
2.391% due 12/25/2035	5,430	4,329
2.391% due 12/25/2035 ^	2,283	2,223
2.539% due 12/25/2034	141	138
2.584% due 05/25/2034	181	180
2.606% due 01/25/2035	1,275	1,210
2.658% due 11/25/2034	1,061	1,060
2.699% due 03/25/2034	2,712	2,697
2.707% due 08/25/2035	92	85
2.718% due 08/25/2034	1,231	1,205
2.722% due 02/25/2036 ^	2,965	2,367
2.741% due 06/25/2036 ^	1,814	1,564
2.751% due 11/25/2035 ^	838	661
2.756% due 09/25/2034	4,061	3,993
2.762% due 09/25/2035	3,106	2,760
2.795% due 02/25/2034	1,860	1,841
2.795% due 09/25/2034	35	34
2.850% due 02/25/2036 ^	4,460	3,195
2.852% due 05/25/2036 ^	10,035	8,260
2.863% due 05/25/2036 ^	2,611	2,379
2.905% due 04/25/2036 ^	3,150	2,856
3.413% due 03/25/2036 ^	1,069	864
3.675% due 04/25/2036 ^	6,725	4,919
4.416% due 11/25/2036 ^	2,230	2,122
Structured Asset Mortgage Investments Trust
0.553% due 08/25/2036	5,861	4,379
0.563% due 03/25/2037	3,879	2,897
0.603% due 03/25/2037 ^	449	151
0.623% due 06/25/2036	2,662	2,195
0.633% due 05/25/2036	26,986	19,868
0.643% due 04/25/2036	1,337	954
0.643% due 05/25/2036	181	140
0.653% due 05/25/2036	520	383
0.653% due 05/25/2046	13,227	7,160
0.663% due 02/25/2036 ^	344	265
0.663% due 05/25/2045	954	831
0.682% due 07/19/2035	6,934	6,342
0.693% due 05/25/2046 ^	149	60
0.733% due 08/25/2036 ^	982	427
0.743% due 12/25/2035 ^	5,318	3,789
1.092% due 09/19/2032	3,850	3,743
1.132% due 01/19/2034	401	386
1.272% due 10/19/2033	976	875
1.751% due 12/25/2035 ^	4,308	2,950
1.765% due 02/25/2036 ^	17,280	14,493
8.914% due 06/25/2029	29	30
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.658% due 05/25/2022	261	265
Structured Asset Securities Corp.
5.500% due 06/25/2035	2,660	2,615
6.300% due 04/15/2027	21	21
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	3,718	3,350

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.195% due 05/25/2032		$45	$44
2.511% due 07/25/2033		58	57
2.515% due 07/25/2032		392	359
2.543% due 03/25/2033		1,496	1,465
2.564% due 01/25/2034		4,037	3,793
2.688% due 02/25/2032		839	817
2.883% due 11/25/2033		191	188
6.250% due 06/25/2034		220	221
Suntrust Adjustable Rate Mortgage Loan Trust
2.832% due 01/25/2037 ^		8,676	8,025
2.870% due 02/25/2037 ^		1,111	970
3.006% due 04/25/2037 ^		1,411	1,196
3.159% due 10/25/2037		1,735	1,599
Suntrust Alternative Loan Trust
1.083% due 12/25/2035 ^		9,181	7,043
5.750% due 12/25/2035 ^		6,036	5,326
6.000% due 04/25/2036 ^		1,584	1,216
Taurus CMBS UK Ltd.
1.989% due 05/01/2022	GBP	779	1,094
Taurus IT SRL
1.313% due 02/18/2027	EUR	1,653	1,853
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$926	579
5.970% due 09/25/2036		5,583	784
6.015% due 07/25/2037		1,691	1,199
6.500% due 07/25/2036		6,215	3,466
Thornburg Mortgage Securities Trust
1.133% due 12/25/2033		1,276	1,250
2.234% due 10/25/2043		647	629
2.394% due 06/25/2047 ^		187	167
2.410% due 09/25/2037		10,534	10,174
5.750% due 06/25/2047		15	14
Trinity Square PLC
1.786% due 07/15/2051	GBP	18,500	26,368
Wachovia Bank Commercial Mortgage Trust
0.616% due 06/15/2049		$159,222	156,106
5.171% due 01/15/2041		48	48
5.342% due 12/15/2043		121,030	123,616
5.509% due 04/15/2047		62,108	63,046
5.559% due 10/15/2048		136,005	137,269
5.698% due 06/15/2049		455	457
5.703% due 06/15/2049		49,024	50,182
5.946% due 02/15/2051		18,743	19,321
Wachovia Mortgage Loan Trust LLC
2.697% due 03/20/2037 ^		4,777	4,575
2.719% due 10/20/2035		1,336	1,262
2.773% due 08/20/2035 ^		9,318	8,820
2.778% due 08/20/2035 ^		8,458	7,678
2.801% due 10/20/2035		82	79
WaMu Mortgage Pass-Through Certificates Trust
0.653% due 07/25/2046 ^		3	0
0.703% due 12/25/2045		1,026	947
0.723% due 07/25/2045		453	425
0.843% due 11/25/2045		494	434
0.843% due 12/25/2045		425	346
1.051% due 02/25/2047 ^		9,094	7,000
1.121% due 05/25/2047		12,446	10,344
1.173% due 11/25/2034		1,404	1,255
1.351% due 02/25/2046		3,068	2,792
1.351% due 08/25/2046		288	236
1.413% due 11/25/2034		682	596
1.551% due 11/25/2042		514	476
1.717% due 08/25/2042		435	414
1.751% due 06/25/2042		1,019	977
1.755% due 07/25/2047 ^		5,556	3,718
2.005% due 05/25/2037		227	193
2.025% due 04/25/2037 ^		4,591	3,891
2.155% due 08/25/2046		950	841
2.155% due 12/25/2046		10,582	9,642
2.164% due 07/25/2046		1,343	1,196
2.190% due 12/25/2036 ^		112	96
2.193% due 11/25/2036 ^		47	41
2.344% due 08/25/2036 ^		300	257
2.394% due 02/25/2037 ^		10,757	9,366
2.431% due 10/25/2035		1,580	1,512
2.432% due 09/25/2036 ^		10,458	9,450
2.463% due 01/25/2036 ^		8,500	7,678
2.497% due 09/25/2035		1,009	997
2.514% due 08/25/2034		517	513

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.521% due 09/25/2033	$1,272	$1,279
2.540% due 04/25/2035	11,554	11,429
2.562% due 09/25/2033	140	138
2.579% due 08/25/2035	1,452	1,365
2.595% due 12/25/2035	3,807	3,494
2.748% due 01/25/2033	190	192
2.800% due 03/25/2035	3,574	3,485
4.037% due 08/25/2036 ^	2,469	2,144
4.221% due 02/25/2037 ^	750	680
4.270% due 04/25/2037 ^	2,119	1,931
4.378% due 07/25/2037 ^	595	549
6.000% due 07/25/2034	918	964
Washington Mutual Mortgage Loan Trust
1.518% due 05/25/2041	19	18
Washington Mutual Mortgage Pass-Through Certificates Trust
0.593% due 02/25/2037 ^	23,477	17,008
0.673% due 01/25/2047 ^	7,421	5,528
0.883% due 04/25/2035	14,051	10,386
1.071% due 12/25/2046	33,305	22,318
1.121% due 04/25/2047 ^	231	25
1.321% due 05/25/2046	6,802	4,783
2.145% due 02/25/2031	1	1
2.273% due 02/25/2033	24	23
2.326% due 05/25/2033	128	125
2.480% due 06/25/2033	4,863	4,814
4.495% due 09/25/2036 ^	4,632	2,388
5.500% due 11/25/2035 ^	1,315	1,290
5.500% due 06/25/2037 ^	2,505	2,335
6.000% due 04/25/2036 ^	2,459	2,095
6.000% due 06/25/2037 ^	27,015	23,818
6.268% due 07/25/2036	1,686	793
6.449% due 07/25/2036 ^	2,880	1,355
Wells Fargo Alternative Loan Trust
2.799% due 07/25/2037 ^	2,715	2,280
Wells Fargo Mortgage-Backed Securities Trust
0.933% due 07/25/2037 ^	1,904	1,651
2.637% due 06/25/2033	421	421
2.681% due 12/25/2033	1,043	1,032
2.735% due 10/25/2036 ^	9,133	8,650
2.740% due 09/25/2033	172	171
2.740% due 07/25/2034	26	27
2.740% due 05/25/2035	267	256
2.750% due 12/25/2034	956	962
2.754% due 11/25/2034	1,010	1,006
2.761% due 10/25/2035	9,567	9,532
2.765% due 04/25/2036 ^	39	38
2.787% due 12/25/2033	168	168
2.792% due 05/25/2035	2,498	2,483
2.794% due 06/25/2035	4,013	4,020
2.804% due 06/25/2034	3,746	3,812
2.805% due 11/25/2034	168	166
2.811% due 08/25/2033	247	253
2.830% due 03/25/2036 ^	7,931	7,514
2.834% due 01/25/2035	973	966
2.836% due 06/25/2035	436	443
2.837% due 03/25/2036	2,708	2,657
2.844% due 03/25/2036	2,577	2,467
2.847% due 01/25/2035	4,526	4,406
2.853% due 12/25/2034	22	21
2.853% due 04/25/2036	572	551
2.908% due 07/25/2036 ^	1,288	1,211
2.967% due 03/25/2036	208	190
3.034% due 03/25/2036 ^	4,264	4,174
3.401% due 04/25/2036	5,843	5,360
3.401% due 04/25/2036 ^	200	30
5.000% due 03/25/2036	1,847	1,835
5.250% due 10/25/2035	1,599	1,644
5.500% due 11/25/2035	229	233
5.500% due 01/25/2036 ^	3,416	3,375
5.500% due 02/25/2037 ^	1,134	1,048
5.750% due 02/25/2037	654	617
5.750% due 04/25/2037 ^	4,593	4,454
6.000% due 08/25/2036	3,904	4,000
6.000% due 03/25/2037 ^	3,389	3,329
6.000% due 04/25/2037 ^	4,496	4,424
6.000% due 07/25/2037 ^	13,965	13,849
6.000% due 08/25/2037 ^	922	911
6.250% due 07/25/2037 ^	347	334

Total Non-Agency Mortgage-Backed Securities (Cost $8,322,612)		8,542,358

16	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ASSET-BACKED SECURITIES 3.9%
Aames Mortgage Investment Trust
1.216% due 10/25/2035		$3,100	$2,496
Academic Loan Funding Trust
1.233% due 12/27/2022		10,085	10,023
Accredited Mortgage Loan Trust
0.563% due 02/25/2037		1,812	1,733
0.753% due 12/25/2035		1,888	1,789
1.306% due 01/25/2035		1,661	1,533
4.330% due 06/25/2033		2,973	2,828
4.980% due 10/25/2033		2,030	2,078
ACE Securities Corp. Home Equity Loan Trust
0.493% due 10/25/2036		22	11
0.543% due 12/25/2036		6,950	2,690
0.573% due 07/25/2036		10,853	7,531
0.593% due 08/25/2036 ^		5,654	1,763
0.633% due 12/25/2036		26,794	10,548
0.653% due 08/25/2036 ^		7,265	2,295
0.983% due 12/25/2045 ^		5,800	3,391
1.053% due 02/25/2036 ^		3,790	3,109
1.093% due 11/25/2035		12,800	10,786
1.133% due 08/25/2045		5,043	4,888
1.408% due 11/25/2033		2,907	2,711
1.408% due 12/25/2034		945	928
1.408% due 07/25/2035		3,118	2,589
2.233% due 10/25/2032		2,609	2,527
Aegis Asset-Backed Securities Trust
0.606% due 01/25/2037		12,281	8,142
0.863% due 12/25/2035		3,300	2,308
0.913% due 06/25/2035		3,500	2,479
AFC Home Equity Loan Trust
1.143% due 12/22/2027		1	1
AmeriCredit Automobile Receivables Trust
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.108% due 03/25/2035		738	738
1.126% due 04/25/2034		303	298
1.213% due 05/25/2034		3,786	3,482
1.303% due 07/25/2034		464	413
3.808% due 11/25/2032		5,356	5,105
4.747% due 05/25/2034 ^		686	573
Amortizing Residential Collateral Trust
1.468% due 07/25/2032		129	122
1.558% due 08/25/2032		282	258
Aquilae CLO PLC
0.187% due 01/17/2023	EUR	2,291	2,586
Argent Securities Trust
0.543% due 09/25/2036		$5,323	1,872
0.583% due 06/25/2036		22,947	7,560
0.583% due 09/25/2036		27,482	9,720
0.623% due 03/25/2036		7,845	3,759
0.673% due 07/25/2036		7,863	3,086
0.703% due 05/25/2036		29,344	9,865
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.753% due 01/25/2036		15,916	11,942
1.558% due 11/25/2034		3,522	2,849
2.461% due 05/25/2034		1,006	847
Asset-Backed Funding Certificates Trust
1.053% due 12/25/2034		388	387
1.293% due 12/25/2030		1,161	1,125
1.483% due 03/25/2034		4,546	3,555
1.528% due 05/25/2032		869	813
Asset-Backed Securities Corp. Home Equity Loan Trust
0.513% due 05/25/2037		260	172
0.663% due 11/25/2036		7,500	4,439
0.883% due 11/25/2035		5,800	5,211
1.196% due 10/25/2034		1	1
1.786% due 04/15/2033		2,545	2,460
3.427% due 08/15/2033		895	810
Avoca CLO Ltd.
0.246% due 10/15/2023	EUR	5,555	6,246
Bear Stearns Asset-Backed Securities Trust
0.543% due 04/25/2031		$2,871	2,882
0.603% due 05/25/2036 ^		5,340	5,072
0.603% due 12/25/2036 ^		6,045	4,520
0.623% due 05/25/2037		5,058	4,805
0.673% due 06/25/2047		7,500	6,255
0.713% due 02/25/2036		4	4
0.733% due 06/25/2047		13,800	8,675

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.883% due 12/25/2042		$285	$281
1.073% due 12/25/2034		6	5
1.086% due 08/25/2035		5,462	5,180
1.093% due 10/25/2032		2,088	1,987
1.233% due 10/27/2032		967	924
1.433% due 10/25/2037		382	352
1.433% due 11/25/2042		207	190
2.177% due 10/25/2036		1,472	1,015
2.918% due 07/25/2036		145	135
3.020% due 06/25/2043		727	685
5.750% due 11/25/2034 ^		4,129	4,039
BNC Mortgage Loan Trust
0.533% due 05/25/2037		263	256
Carlyle High Yield Partners Ltd.
0.835% due 04/19/2022		2,314	2,263
Carrington Mortgage Loan Trust
0.493% due 01/25/2037		1,380	982
0.593% due 10/25/2036		7,115	3,742
0.673% due 06/25/2036		16,000	10,380
0.683% due 10/25/2036		8,336	4,435
0.693% due 02/25/2037		53,326	36,762
CDC Mortgage Capital Trust
1.228% due 07/25/2034		2,974	2,629
Celf Loan Partners PLC
0.164% due 05/03/2023	EUR	16,383	18,551
0.925% due 05/03/2023		$5,582	5,516
Chase Funding Trust
0.996% due 02/25/2033		45	38
1.073% due 08/25/2032		687	624
1.093% due 11/25/2032		19	18
1.333% due 02/25/2032		2,593	2,492
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
0.881% due 05/10/2021		2,434	2,408
CIT Group Home Equity Loan Trust
1.490% due 09/25/2030		2,575	2,235
3.930% due 03/20/2032		144	145
Citigroup Global Markets Mortgage Securities, Inc.
0.993% due 09/25/2028		538	500
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates
1.363% due 05/25/2035		3,900	3,026
Citigroup Mortgage Loan Trust, Inc.
0.493% due 07/25/2045		4,007	2,717
0.503% due 05/25/2037		3,102	2,127
0.603% due 07/25/2045		15,108	10,399
0.633% due 05/25/2037		7,592	5,293
0.683% due 08/25/2036		24,500	17,556
0.693% due 09/25/2036		4,618	2,857
0.693% due 01/25/2037		6,000	4,759
0.693% due 03/25/2037		14,843	11,278
0.693% due 07/25/2045		7,220	5,029
0.703% due 05/25/2037		17,700	12,121
0.886% due 11/25/2045		4,532	4,092
1.093% due 07/25/2035		14,580	10,912
1.168% due 09/25/2035 ^		11,100	8,956
4.547% due 10/25/2037		5,605	5,165
5.764% due 01/25/2037 ^		1,617	1,150
6.351% due 05/25/2036 ^		3,790	2,397
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		21	21
7.490% due 07/01/2031		439	488
Conseco Financial Corp.
6.240% due 12/01/2028		137	144
6.870% due 04/01/2030		288	312
7.140% due 01/15/2029		6	6
7.240% due 06/15/2028		6	6
Cordatus CLO PLC
0.152% due 01/30/2024	EUR	11,616	13,074
0.165% due 07/25/2024		27,850	31,039
Cork Street CLO Designated Activity Co.
1.350% due 11/27/2028 (a)		30,000	34,155
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^		$8,704	7,789
0.573% due 05/25/2037 ^		31,553	27,032
0.573% due 07/25/2037 ^		13,222	11,637
0.573% due 08/25/2037		25,347	19,785
0.583% due 05/25/2037		41,910	38,954
0.586% due 01/25/2037		8,333	7,999
0.593% due 01/25/2034		3,318	3,099
0.593% due 01/25/2046		4,310	3,907

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.603% due 06/25/2047		$19,850	$18,776
0.613% due 08/25/2036		384	378
0.613% due 06/25/2047		1,794	1,638
0.623% due 10/25/2034		5,143	5,032
0.623% due 06/25/2047		9,850	9,034
0.653% due 06/25/2037		11,000	7,666
0.653% due 09/25/2037 ^		6,495	5,690
0.653% due 09/25/2047		64,024	52,344
0.663% due 10/25/2047		16,458	14,464
0.673% due 12/25/2031 ^		269	195
0.686% due 04/25/2036		4,656	4,560
0.723% due 06/25/2036		13,440	12,488
0.723% due 08/25/2036		12,797	11,462
0.733% due 06/25/2036		9,400	8,430
0.736% due 07/25/2036		10,000	9,094
0.743% due 09/25/2037 ^		6,586	3,140
0.773% due 12/25/2036 ^		960	650
0.776% due 04/25/2036		10,159	9,632
0.833% due 08/25/2034		844	797
0.876% due 04/25/2036		4,500	3,693
0.886% due 03/25/2036		2,600	1,884
0.893% due 11/25/2035		68	67
0.923% due 10/25/2035		649	649
0.923% due 02/25/2036		3,400	2,759
0.973% due 01/25/2036		2,434	2,381
0.993% due 12/25/2035		3,000	2,842
1.173% due 05/25/2032		20	19
1.203% due 11/25/2035		4,723	4,571
2.836% due 01/25/2034 ^		16,346	11,218
4.382% due 04/25/2036		2,379	2,400
5.016% due 10/25/2046 ^		15,358	14,640
5.352% due 10/25/2032 ^		8,829	8,126
Countrywide Asset-Backed Certificates Trust
0.593% due 03/25/2037		19,060	17,690
0.596% due 09/25/2046		5,931	5,300
0.883% due 04/25/2036		5,000	4,437
0.896% due 05/25/2036		30,800	25,228
0.926% due 02/25/2036		7,000	6,761
0.966% due 02/25/2036		4,800	4,101
1.013% due 11/25/2035		2,600	2,366
1.086% due 07/25/2035		1,000	911
1.133% due 11/25/2035		2,000	1,622
1.173% due 12/25/2034		3,649	3,391
1.233% due 08/25/2047		21,500	18,335
1.333% due 11/25/2034		914	890
1.336% due 04/25/2035		3,500	2,857
4.693% due 10/25/2035		3,510	3,593
4.740% due 10/25/2035		459	467
4.943% due 05/25/2035		3,207	3,207
5.145% due 08/25/2035		17,821	15,776
5.251% due 12/25/2034		2,100	2,097
Credit Suisse First Boston Mortgage Securities Corp.
1.133% due 07/25/2032		54	44
1.173% due 08/25/2032		2,042	1,790
2.083% due 05/25/2043		981	928
Credit-Based Asset Servicing and Securitization LLC
0.493% due 11/25/2036		139	72
0.553% due 07/25/2037		505	298
0.583% due 11/25/2036		13,411	7,086
0.683% due 07/25/2036		10,000	6,928
0.686% due 04/25/2037		1,368	876
1.003% due 07/25/2036		5,576	5,179
1.533% due 04/25/2032		220	212
3.983% due 03/25/2037 ^		6,999	3,338
6.780% due 05/25/2035		1,725	1,731
Delta Funding Home Equity Loan Trust
1.256% due 09/15/2029		184	168
DT Auto Owner Trust
2.640% due 10/15/2019		41	41
Eaton Vance CDO PLC
0.045% due 02/22/2027	EUR	4,172	4,675
0.858% due 02/22/2027		$18,326	17,944
0.880% due 03/25/2026		13,038	12,745
0.960% due 03/25/2026		16,097	15,748
Educational Funding Co. LLC
0.869% due 10/25/2029		5,300	4,918
Educational Services of America, Inc.
1.469% due 07/25/2023		16,545	16,279
EFS Volunteer LLC
1.469% due 10/26/2026		8,726	8,690
EMC Mortgage Loan Trust
0.886% due 12/25/2042		1,183	1,129
0.886% due 05/25/2043		402	390
1.176% due 05/25/2040		30	27

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
EquiFirst Mortgage Loan Trust
1.183% due 01/25/2034		$29	$25
Equity One Mortgage Pass-Through Trust
0.993% due 11/25/2032		2,959	2,802
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		8	8
2.170% due 05/15/2019		35	35
FAB U.S. Ltd.
1.242% due 12/06/2045	GBP	18,134	22,411
Fieldstone Mortgage Investment Trust
0.593% due 11/25/2036		$13,529	7,033
Finance America Mortgage Loan Trust
1.333% due 08/25/2034		639	592
First Franklin Mortgage Loan Trust
0.593% due 04/25/2036		6,912	5,680
0.673% due 04/25/2036		7,400	4,542
0.673% due 08/25/2036		8,700	5,948
0.673% due 10/25/2036		7,928	5,166
0.693% due 11/25/2036		1,655	1,635
0.883% due 11/25/2036		6,700	5,780
0.903% due 07/25/2035		825	800
0.923% due 07/25/2035		2,000	1,708
1.078% due 05/25/2035		291	291
1.108% due 11/25/2035		12,496	9,079
1.633% due 01/25/2035		2,690	2,194
1.858% due 10/25/2034		2,181	1,804
First Investors Auto Owner Trust
0.900% due 10/15/2018		1	1
1.490% due 01/15/2020		16	16
First NLC Trust
0.573% due 08/25/2037		4,079	1,957
0.713% due 08/25/2037		2,309	1,135
0.896% due 05/25/2035		1,844	1,529
Flagship Credit Auto Trust
1.210% due 04/15/2019		26	26
Ford Credit Auto Owner Trust
0.680% due 02/15/2017		6,161	6,161
Fremont Home Loan Trust
0.493% due 01/25/2037		41	20
0.533% due 08/25/2036		481	177
0.563% due 11/25/2036		54,239	22,362
0.583% due 01/25/2037		18,150	8,798
0.593% due 08/25/2036		9,863	3,672
0.603% due 02/25/2037		68,505	36,380
0.673% due 02/25/2037		26,015	14,023
0.683% due 05/25/2036		14,750	8,369
0.703% due 04/25/2036		3,100	1,665
0.923% due 07/25/2035		1,500	1,312
1.363% due 07/25/2034		1,029	975
1.498% due 06/25/2035		6,100	5,156
GE-WMC Mortgage Securities Trust
0.473% due 08/25/2036		8	4
GMAC Mortgage Corp. Home Equity Loan Trust
6.691% due 09/25/2037		62	65
7.000% due 09/25/2037		32	32
Greenpoint Manufactured Housing
7.270% due 06/15/2029		384	379
8.300% due 10/15/2026		1,460	1,533
GSAA Home Equity Trust
0.553% due 04/25/2047		7,774	6,352
0.613% due 05/25/2036		22,648	10,762
0.663% due 03/25/2036		4,460	4,255
0.733% due 03/25/2037		4,064	2,397
0.883% due 08/25/2037		8,537	7,660
2.852% due 03/25/2036		12,322	8,127
4.752% due 06/25/2034 ^		13	13
GSAA Trust
0.733% due 05/25/2047		596	431
0.803% due 06/25/2035		4,809	4,595
GSAMP Trust
0.523% due 01/25/2037		4,884	2,790
0.553% due 12/25/2036		8,509	4,385
0.593% due 05/25/2046		1,809	1,613
0.593% due 10/25/2046		736	729
0.613% due 11/25/2035		547	107
0.673% due 06/25/2036		6,941	3,997
0.673% due 08/25/2036		3,201	2,409
0.703% due 04/25/2036		5,500	3,181
0.803% due 03/25/2047		2,000	1,260
0.953% due 01/25/2045		1,988	1,888
1.438% due 06/25/2035		2,025	1,994
1.483% due 06/25/2034		761	730
1.683% due 03/25/2034 ^		5,550	3,888
1.753% due 12/25/2034 ^		1,844	1,198
2.083% due 10/25/2034		1,074	996

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Halcyon Structured Asset Management European CLO BV
0.175% due 01/25/2023	EUR	2,329	$2,637
Harbourmaster CLO BV
0.136% due 05/08/2023		2,753	3,128
0.872% due 05/08/2023	GBP	23,127	32,718
0.901% due 05/08/2023		$15,490	15,261
Home Equity Asset Trust
0.603% due 08/25/2036		1,766	1,745
1.033% due 11/25/2032		154	129
1.528% due 05/25/2035		3,300	2,859
Home Equity Loan Trust
0.663% due 04/25/2037		10,800	6,124
HSI Asset Loan Obligation Trust
0.496% due 12/25/2036		139	55
5.096% due 12/25/2036		20,142	10,557
HSI Asset Securitization Corp. Trust
0.483% due 10/25/2036		245	120
0.543% due 12/25/2036		723	281
0.603% due 12/25/2036		6,584	2,561
0.823% due 11/25/2035		5,339	3,722
IMC Home Equity Loan Trust
5.079% due 07/25/2026		25	24
7.310% due 11/20/2028		25	25
7.520% due 08/20/2028		30	31
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.573% due 11/25/2036		3,142	2,440
0.593% due 11/25/2036		8,500	5,374
0.643% due 04/25/2037		5,999	3,572
0.673% due 11/25/2036		35,326	21,475
1.296% due 10/25/2033		997	934
IXIS Real Estate Capital Trust
1.063% due 02/25/2036		9,828	8,614
1.113% due 02/25/2036		101	100
JPMorgan Mortgage Acquisition Corp.
0.623% due 05/25/2035		1,634	1,609
JPMorgan Mortgage Acquisition Trust
0.516% due 08/25/2036		340	159
0.543% due 08/25/2036		60	28
0.583% due 08/25/2036		400	376
0.593% due 01/25/2036		3,900	3,581
0.593% due 07/25/2036 ^		8,629	3,712
0.593% due 05/25/2037		3,600	3,310
0.623% due 03/25/2047		25,812	17,851
0.673% due 08/25/2036		3,000	2,405
0.693% due 03/25/2037		5,600	4,006
0.696% due 07/25/2036		8,800	6,223
0.706% due 04/25/2036		7,800	6,390
6.337% due 08/25/2036 ^		3,173	2,091
Jubilee CDO BV
0.127% due 07/30/2024	EUR	3,310	3,694
L.A. Arena Funding LLC
7.656% due 12/15/2026		$103	112
Lehman ABS Mortgage Loan Trust
0.523% due 06/25/2037		9,459	5,535
0.633% due 06/25/2037		5,106	3,046
Lehman XS Trust
0.603% due 10/25/2036		11,013	9,911
0.603% due 01/25/2037		9,021	7,912
5.420% due 11/25/2035 ^		856	851
Limerock CLO
0.829% due 04/24/2023		5,099	5,051
Long Beach Mortgage Loan Trust
0.593% due 12/25/2036		26,465	16,044
0.693% due 08/25/2045		10,736	8,124
0.813% due 08/25/2045		4,644	4,288
1.258% due 06/25/2035		907	903
1.483% due 06/25/2035		8,900	6,640
1.708% due 02/25/2035		4,500	3,501
Madison Park Funding Ltd.
1.545% due 04/22/2022		95,742	95,375
Massachusetts Educational Financing Authority
1.569% due 04/25/2038		3,385	3,335
MASTR Asset-Backed Securities Trust
0.483% due 01/25/2037		137	55
0.583% due 08/25/2036		6,637	3,113
0.663% due 02/25/2036		2,689	2,674
0.673% due 03/25/2036		10,700	6,290
0.673% due 10/25/2036		5,034	3,054
0.933% due 10/25/2035 ^		14,130	10,211
5.471% due 11/25/2035		1,453	1,391
5.719% due 02/25/2036		3,417	3,316
MASTR Specialized Loan Trust
1.183% due 11/25/2035		3,600	2,701
Merrill Lynch First Franklin Mortgage Loan Trust
0.603% due 04/25/2037		3,942	1,971

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Merrill Lynch Mortgage Investors Trust
0.493% due 11/25/2037	$2,291	$1,081
0.503% due 04/25/2047	17,251	9,103
0.543% due 08/25/2037	13,803	7,963
0.553% due 02/25/2037	1,312	557
0.583% due 08/25/2037	57,804	33,606
0.583% due 11/25/2037	16,319	7,874
0.603% due 07/25/2037	7,095	3,406
0.673% due 08/25/2037	2,890	1,708
0.693% due 03/25/2037	75,100	44,577
0.696% due 04/25/2037	4,000	2,015
0.753% due 03/25/2037	15,424	9,256
0.883% due 02/25/2047	27,056	17,731
MESA Trust
1.233% due 12/25/2031	883	810
Mid-State Capital Corp.
Trust 6.005% due 08/15/2037	329	353
Mid-State Trust
7.340% due 07/01/2035	553	593
7.791% due 03/15/2038	2,455	2,668
Morgan Stanley ABS Capital, Inc. Trust
0.483% due 07/25/2036	309	129
0.493% due 12/25/2036	3,920	2,244
0.493% due 05/25/2037	2,651	1,601
0.503% due 10/25/2036	2,259	1,181
0.523% due 01/25/2037	8,226	4,280
0.533% due 11/25/2036	2,275	1,293
0.543% due 03/25/2037	9,270	4,111
0.563% due 10/25/2036	7,841	5,946
0.573% due 10/25/2036	43,154	22,818
0.573% due 11/25/2036	21,652	12,708
0.573% due 05/25/2037	7,543	4,782
0.583% due 06/25/2036	11,817	7,284
0.583% due 09/25/2036	21,385	9,018
0.583% due 10/25/2036	19,000	11,317
0.583% due 11/25/2036	25,162	14,391
0.583% due 12/25/2036	3,161	1,838
0.593% due 04/25/2036	1,764	1,722
0.593% due 09/25/2036	5,466	2,729
0.613% due 03/25/2037	35,206	15,808
0.633% due 02/25/2037	3,038	1,565
0.653% due 10/25/2036	3,407	1,825
0.663% due 09/25/2036	4,083	2,065
0.663% due 10/25/2036	2,284	1,376
0.663% due 11/25/2036	26,001	14,966
0.663% due 02/25/2037	13,996	6,061
0.683% due 08/25/2036	22,980	12,666
0.683% due 05/25/2037	4,749	2,938
0.773% due 03/25/2037	4,607	2,127
0.793% due 02/25/2037	11,278	4,981
0.893% due 06/25/2034	15	15
1.078% due 09/25/2035	3,000	2,673
1.168% due 07/25/2035	4,000	3,129
1.233% due 07/25/2037	2,153	2,122
1.378% due 06/25/2034	2,744	2,578
1.433% due 03/25/2033	1,367	1,295
1.453% due 08/25/2034	262	246
1.483% due 04/25/2035	4,200	2,923
Morgan Stanley Dean Witter Capital, Inc. Trust
1.708% due 09/25/2032	2,504	2,394
1.783% due 02/25/2033	1,530	1,456
Morgan Stanley Home Equity Loan Trust
0.533% due 12/25/2036	16,168	8,643
0.593% due 04/25/2036	3,030	2,049
0.663% due 04/25/2037	17,188	9,515
0.783% due 04/25/2037	10,548	5,939
Morgan Stanley IXIS Real Estate Capital Trust
0.483% due 11/25/2036	7	3
Morgan Stanley Mortgage Loan Trust
0.503% due 01/25/2047 ^	2	2
0.513% due 11/25/2036	4,844	2,093
0.553% due 04/25/2037	8,140	3,830
0.663% due 02/25/2037	875	468
0.793% due 04/25/2037	3,944	1,913
5.577% due 10/25/2046 ^	3,667	1,858
5.726% due 10/25/2036 ^	1,773	983
5.750% due 11/25/2036 ^	2,381	1,158
5.750% due 04/25/2037 ^	1,086	766
6.000% due 07/25/2047 ^	1,002	768
Motor PLC
0.913% due 08/25/2021	23,263	23,259
National Collegiate Student Loan Trust
0.693% due 02/26/2029	5,000	4,446
0.703% due 03/26/2029	23,500	20,476

18	See Accompanying Notes

March 31, 2016

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Nationstar Home Equity Loan Trust
0.613% due 04/25/2037		$2,064	$2,035
Navient Private Education Loan Trust
1.936% due 01/16/2035		39,193	39,211
Nelnet Student Loan Trust
1.549% due 10/25/2019		811	811
New Century Home Equity Loan Trust
1.108% due 03/25/2035		3,500	3,244
1.318% due 05/25/2034		2,032	1,851
3.433% due 01/25/2033 ^		4,817	4,202
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.763% due 10/25/2036 ^		27,950	10,118
0.833% due 02/25/2037 ^		2,628	859
0.923% due 05/25/2035		4,331	4,092
6.032% due 10/25/2036 ^		3,614	1,776
NovaStar Mortgage Funding Trust
0.533% due 01/25/2037		5,166	2,124
0.583% due 06/25/2036		3,589	2,381
0.583% due 09/25/2036		22,117	11,077
0.583% due 03/25/2037		5,716	2,810
0.603% due 11/25/2036		12,663	5,625
0.613% due 03/25/2037		4,732	2,325
0.643% due 01/25/2037		23,239	9,766
0.683% due 10/25/2036		7,301	3,521
0.788% due 12/25/2033		774	739
1.258% due 06/25/2034		100	94
2.308% due 03/25/2035		9,200	8,097
NYLIM Flatiron CLO Ltd.
0.840% due 08/08/2020		1,378	1,372
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,014
2.470% due 09/18/2024		100	100
Option One Mortgage Loan Trust
0.573% due 01/25/2037		34,679	19,643
0.603% due 05/25/2037		4,726	2,658
0.613% due 04/25/2037		9,042	5,196
0.653% due 01/25/2037		13,040	7,485
0.673% due 04/25/2037		4,430	2,501
0.683% due 03/25/2037		1,994	1,005
0.683% due 07/25/2037		4,555	2,616
0.763% due 04/25/2037		3,473	2,027
0.793% due 01/25/2036		6,600	4,425
0.943% due 08/25/2035		4,500	3,361
Option One Mortgage Loan Trust Asset-Backed Certificates
0.893% due 11/25/2035		8,500	6,238
Ownit Mortgage Loan Trust
1.033% due 10/25/2036 ^		4,796	3,672
Palisades CDO Ltd.
0.981% due 07/22/2039		2,059	2,049
Panhandle-Plains Higher Education Authority, Inc.
1.755% due 10/01/2035		18,629	18,620
Panther CDO BV
0.304% due 03/20/2084	EUR	21,962	24,221
0.312% due 10/15/2084		13,771	15,239
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.233% due 12/25/2034		$7,369	6,108
Penta CLO S.A.
0.172% due 06/04/2024	EUR	22,324	25,194
People’s Choice Home Loan Securities Trust
1.156% due 05/25/2035 ^		$3,100	2,882
1.381% due 05/25/2035 ^		7,000	4,772
1.786% due 01/25/2035		6,500	5,631
People’s Financial Realty Mortgage Securities Trust
0.573% due 09/25/2036		23,952	8,887
Popular ABS Mortgage Pass-Through Trust
0.523% due 06/25/2047 ^		360	360
0.643% due 01/25/2037		7,000	5,689
1.063% due 06/25/2035		3,676	3,151
5.700% due 12/25/2034		9,967	7,415
Primus CLO Ltd.
0.855% due 07/15/2021		79,541	78,164
RAAC Trust
0.706% due 05/25/2036		1,642	1,477
0.733% due 06/25/2044		4,057	3,435
0.773% due 02/25/2036		3,850	3,455
0.786% due 11/25/2046		15,050	12,779
0.833% due 06/25/2047		3,980	3,765
1.933% due 09/25/2047		10,900	8,706

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Renaissance Home Equity Loan Trust
0.793% due 11/25/2034		$367	$310
1.133% due 08/25/2032		104	95
1.316% due 08/25/2033		68	63
5.473% due 01/25/2037		9,541	5,022
5.565% due 02/25/2036		7	7
5.893% due 06/25/2037 ^		8,176	3,803
Residential Asset Mortgage Products Trust
0.656% due 10/25/2034		1,752	1,619
0.663% due 01/25/2036		2,541	2,509
0.723% due 02/25/2036		4,650	4,033
0.733% due 05/25/2036 ^		5,293	3,973
2.353% due 11/25/2034		6,880	6,234
2.986% due 12/25/2034		2,000	1,662
5.072% due 04/25/2034		286	293
Residential Asset Securities Corp. Trust
0.563% due 11/25/2036		15,404	12,448
0.583% due 08/25/2036		1,850	1,709
0.583% due 09/25/2036		1,224	1,208
0.593% due 06/25/2036		1,348	1,299
0.603% due 11/25/2036		6,152	5,330
0.613% due 04/25/2036		3,040	2,866
0.633% due 02/25/2036		462	461
0.673% due 10/25/2036		3,000	2,254
0.703% due 07/25/2036		12,000	7,131
0.703% due 05/25/2037		4,182	3,808
0.713% due 04/25/2036		4,200	3,553
0.723% due 03/25/2036		1,715	1,695
0.843% due 01/25/2036		3,160	2,796
0.873% due 11/25/2035		6,840	6,138
0.933% due 07/25/2032 ^		3	3
1.013% due 06/25/2033		1,789	1,512
1.023% due 09/25/2035		5,000	4,445
1.261% due 07/25/2034		1,457	1,288
1.528% due 03/25/2035		2,953	2,356
Residential Mortgage Loan Trust
1.936% due 09/25/2029		10	10
SACO, Inc.
0.853% due 03/25/2036 ^		62	100
0.933% due 12/25/2035		52	50
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	95
Securitized Asset-Backed Receivables LLC Trust
0.493% due 12/25/2036 ^		299	93
0.563% due 05/25/2037 ^		917	594
0.593% due 07/25/2036		3,382	1,541
0.673% due 07/25/2036		4,348	2,016
0.683% due 03/25/2036		14,853	8,413
0.683% due 05/25/2036		7,722	4,278
0.703% due 03/25/2036		25,205	19,771
1.138% due 04/25/2035		9	9
1.393% due 01/25/2036 ^		7,175	5,775
SG Mortgage Securities Trust
0.583% due 10/25/2036		20,988	12,135
SLC Student Loan Trust
1.534% due 06/15/2021		4,300	4,178
SLM Private Credit Student Loan Trust
0.874% due 12/16/2041		12,000	10,031
SLM Private Education Loan Trust
2.686% due 06/16/2042		18,000	18,319
3.450% due 05/16/2044		2,600	2,659
3.686% due 05/16/2044		28,622	29,373
SLM Student Loan Trust
0.035% due 12/15/2023	EUR	189	205
0.045% due 06/17/2024		11,920	12,843
0.749% due 01/25/2019		$1,149	1,133
0.949% due 01/25/2022		12,000	11,475
1.119% due 10/25/2017		4,520	4,516
1.269% due 04/25/2019		660	656
1.519% due 07/25/2023		700	656
1.834% due 12/15/2033		21,140	20,062
1.919% due 01/25/2018		8	8
2.119% due 04/25/2023		48,248	47,749
2.319% due 07/25/2023		3,075	3,089
SMART ABS Trust
1.180% due 02/14/2019		84	84
Soundview Home Loan Trust
0.543% due 01/25/2037		5,630	3,843
0.593% due 11/25/2036		10,619	8,908

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.593% due 01/25/2037		$5,374	$3,696
0.613% due 02/25/2037		10,348	3,888
0.613% due 08/25/2037		4,000	2,876
0.643% due 06/25/2037		24,636	14,412
0.673% due 07/25/2036		15,300	8,890
0.683% due 08/25/2037		3,828	2,595
0.693% due 02/25/2037		13,352	5,107
0.713% due 05/25/2036		5,000	3,919
0.733% due 01/25/2037		39,975	24,339
1.258% due 06/25/2035		4,900	4,410
South Carolina Student Loan Corp.
1.386% due 03/02/2020		430	427
1.635% due 09/03/2024		600	593
Specialty Underwriting & Residential Finance Trust
0.533% due 11/25/2037		758	426
0.733% due 12/25/2036		7,867	6,591
0.783% due 09/25/2036		2,223	2,210
0.783% due 03/25/2037		4,942	2,480
1.183% due 06/25/2036		1,637	1,572
1.333% due 06/25/2036		18,300	12,692
1.408% due 12/25/2035		4,959	4,381
4.475% due 02/25/2037		39,330	18,740
4.475% due 02/25/2037 ^		8,396	4,000
Stone Tower CLO Ltd.
0.840% due 04/17/2021		2,383	2,366
0.850% due 04/17/2021		1,490	1,475
Structured Asset Investment Loan Trust
0.583% due 06/25/2036		2,879	2,497
0.606% due 07/25/2036		19,768	11,433
0.733% due 01/25/2036		6,526	5,069
1.133% due 04/25/2033		1,768	1,714
1.333% due 05/25/2035		9,400	7,709
1.363% due 09/25/2034		569	500
1.408% due 01/25/2035		10,188	7,025
1.433% due 09/25/2034		381	368
1.558% due 01/25/2035		3,957	870
1.633% due 01/25/2033		29	29
1.633% due 12/25/2034		8,795	7,710
1.813% due 04/25/2033		300	246
2.008% due 01/25/2035		4,313	535
2.158% due 01/25/2035 ^		5,642	185
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,355	1,401
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 03/25/2036		135	130
0.613% due 01/25/2037		3,714	1,714
0.683% due 09/25/2036		4,500	3,627
0.703% due 04/25/2036		12,913	9,203
0.733% due 06/25/2035		2,663	2,332
0.803% due 04/25/2036		6,436	5,531
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		47	47
SVO Mortgage LLC
2.000% due 09/20/2029		35	35
Symphony CLO Ltd.
0.858% due 05/15/2019		50,829	50,505
Telos CLO Ltd.
2.290% due 04/17/2025 (c)		35,400	35,402
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		70	70
Trapeza CDO Ltd.
0.902% due 04/06/2042		3,240	2,284
Triaxx Prime CDO Ltd.
0.701% due 10/02/2039		107,488	82,659
Tropic CDO Ltd.
0.942% due 07/15/2036		29,559	19,361
VOLT LLC
3.625% due 10/25/2057		14,146	13,978
Wachovia Loan Trust
0.793% due 05/25/2035		879	859
WaMu Asset-Backed Certificates Trust
0.683% due 04/25/2037		15,308	6,509
Washington Mutual Asset-Backed Certificates Trust
0.493% due 10/25/2036		2,125	1,030
Wood Street CLO BV
0.072% due 08/27/2022	EUR	11,058	12,432
0.117% due 03/29/2021		1,347	1,522

Total Asset-Backed Securities (Cost $3,284,262)			3,386,648

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SOVEREIGN ISSUES 6.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		$7,310	$7,836
Autonomous Community of Catalonia
4.300% due 11/15/2016		8,050	9,127
4.750% due 06/04/2018		40,886	46,664
4.900% due 09/15/2021		3,200	3,538
4.950% due 02/11/2020 (l)		7,450	8,490
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,850
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$77,200	77,177
4.125% due 09/15/2017	EUR	43,000	49,401
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (f)	BRL	94,000	25,293
0.000% due 10/01/2016 (f)		13,164,515	3,426,036
0.000% due 01/01/2017 (f)		1,460,400	368,351
0.000% due 07/01/2017 (f)		150,000	35,540
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		537,500	146,131
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	26,500	30,860
4.750% due 06/25/2019		10,400	12,520
Export-Import Bank of Korea
2.625% due 12/30/2020 (l)		$31,700	32,555
Italy Buoni Poliennali Del Tesoro
5.000% due 09/01/2040	EUR	68,300	117,421
Korea Development Bank
3.250% due 09/20/2016 (l)		$17,900	18,086
4.000% due 09/09/2016 (l)		20,000	20,278
Mexico Government International Bond
4.000% due 11/15/2040 (h)	MXN	933,709	57,296
4.000% due 11/08/2046 (h)		4,083,890	250,386
4.750% due 06/14/2018		1,000,000	58,234
6.500% due 06/10/2021		10	1
8.000% due 06/11/2020		1,052,300	67,318
New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,243	1,132
6.000% due 03/01/2022		165	152
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of British Columbia
1.200% due 04/25/2017		45	45
Province of Ontario
1.650% due 09/27/2019 (l)		85,700	85,965
4.000% due 10/07/2019 (l)		23,855	25,303
4.400% due 04/14/2020 (l)		18,900	20,095
Province of Quebec
2.750% due 08/25/2021 (l)		81,800	85,815
3.500% due 07/29/2020		11,900	12,833
3.500% due 12/01/2022	CAD	68,053	58,270
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	384
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	7,810,000	62,889
4.500% due 07/03/2017		5,920,000	47,670
5.000% due 08/22/2016		6,000,000	50,047
Slovenia Government International Bond
5.500% due 10/26/2022		$54,700	61,977
South Africa Government International Bond
4.500% due 04/05/2016	EUR	150	171

Total Sovereign Issues (Cost $5,297,303)			5,388,153

	SHARES	MARKET VALUE (000s)
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)	8,712,560	$0
6.250% due 07/14/2033 (d)	475,440	0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (i)	40,000	4,110
Navient Corp. CPI Linked Security
2.730% due 03/15/2017	4,700	115

Total Preferred Securities (Cost $4,260)		4,225

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.081% due 05/16/2016	$500	500
1.212% due 05/16/2016	155,000	154,859
Intesa Sanpaolo SpA
1.997% due 04/11/2016	11,200	11,201
Sumitomo Mitsui Banking Corp.
0.609% due 05/02/2017	315,300	313,723

		480,283

COMMERCIAL PAPER 1.5%
AutoNation, Inc.
1.300% due 04/18/2016	86,300	86,271
1.300% due 04/21/2016	40,900	40,884
1.300% due 04/22/2016	10,000	9,996
Baxalta, Inc.
1.100% due 04/05/2016	13,000	12,999
Becton Dickinson & Co.
0.760% due 05/02/2016	12,000	11,995
Commonwealth Edison
0.870% due 04/19/2016	40,800	40,790
Cox Enterprises, Inc.
0.970% due 04/06/2016	41,200	41,197
Duke Energy Corp.
0.930% due 04/18/2016	22,900	22,894
1.010% due 04/11/2016	37,800	37,795
EMC Corp.
1.015% due 04/07/2016 (g)	94,200	94,194
Entergy Corp.
1.120% due 04/06/2016	50,000	49,995
1.120% due 04/22/2016	25,000	24,990
Exelon Generation Co. LLC
1.025% due 04/05/2016	10,000	9,999
1.050% due 04/21/2016	50,000	49,986
1.050% due 04/22/2016	43,600	43,587
Hewlett Packard Enterprise Co.
1.015% due 04/25/2016 (g)	40,000	39,989
HP, Inc.
0.890% due 04/15/2016	85,000	84,988
0.910% due 04/28/2016	4,900	4,898
0.920% due 04/28/2016	17,000	16,995
Humana, Inc.
0.910% due 04/07/2016	10,600	10,599
0.950% due 04/19/2016	10,000	9,996
Hyundai Capital America
0.820% due 04/27/2016	26,600	26,590
0.920% due 04/12/2016	41,500	41,494
0.920% due 05/09/2016	15,600	15,591
NiSource Finance Corp.
0.950% due 04/15/2016	600	600
Pepco Holdings, Inc.
0.960% due 04/04/2016	10,900	10,899
1.100% due 04/15/2016	21,200	21,194
Pitney Bowes, Inc.
1.090% due 04/21/2016	26,800	26,792
Syngenta Wilmington, Inc.
1.500% due 05/16/2016	27,400	27,377
Thermo Fisher Scientific, Inc.
1.500% due 06/10/2016	189,400	188,919
1.800% due 07/08/2016	40,000	39,848
Viacom, Inc.
1.270% due 04/11/2016	20,000	19,997
1.280% due 05/02/2016	75,000	74,917

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Volvo Group Treasury N.A.
0.820% due 04/12/2016		$22,000	$21,997
0.870% due 04/19/2016		14,700	14,696
0.910% due 04/14/2016		18,500	18,497
			1,294,445

REPURCHASE AGREEMENTS (k) 0.0%			1,900

SHORT-TERM NOTES 0.6%
JPMorgan Chase Bank N.A.
2.046% due 10/04/2016 (g)		504,475	499,161

CZECH REPUBLIC TREASURY BILLS 0.1%
(0.161%) due 04/15/2016 - 09/30/2016 (e)(f)	CZK	2,599,000	109,410

JAPAN TREASURY BILLS 0.1%
(0.120%) due 05/12/2016 (f)(g)	JPY	7,970,000	70,824

MEXICO TREASURY BILLS 0.0%
3.620% due 05/26/2016 (f)(g)	MXN	207,000	11,912
U.S. TREASURY BILLS 0.2%
0.230% due 04/07/2016 - 04/28/2016 (e)(f)(p)		$198,369	198,355

Total Short-Term Instruments (Cost $2,660,369)			2,666,290

Total Investments in Securities (Cost $109,848,720)			112,651,102

		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		394,012,393	3,893,236

Total Short-Term Instruments (Cost $3,892,152)			3,893,236

Total Investments in Affiliates (Cost $3,892,152)			3,893,236

Total Investments 132.5% (Cost $113,740,872)			$116,544,338
Financial Derivative Instruments (m)(o) 1.0% (Cost or Premiums, net $(388,279))			909,843
Other Assets and Liabilities, net (33.5%)			(29,475,521)

Net Assets 100.0%			$87,978,660

20	See Accompanying Notes

March 31, 2016

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
§	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,312	0.31%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,185	0.02

				$289,300	$286,497	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.470%	03/31/2016	04/01/2016	$700	U.S. Treasury Notes 1.500% due 03/31/2023	$(716)	$700	$700
FAR	0.540	03/31/2016	04/01/2016	1,200	Freddie Mac 3.500% due 09/01/2045	(1,238)	1,200	1,200

Total Repurchase Agreements						$(1,954)	$1,900	$1,900

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(2.750)%	03/31/2016	TBD	(2)		$(24,735)	$(24,735)
BRC	(1.750)	12/17/2015	TBD	(2)		(4,256)	(4,231)
	(1.000)	11/24/2015	TBD	(2)		(5,291)	(5,272)
DBL	(0.850)	05/28/2015	TBD	(2)	EUR	(2,383)	(2,698)
	(0.850)	08/03/2015	TBD	(2)		(2,199)	(2,491)
	(0.850)	11/20/2015	TBD	(2)		(1,111)	(1,261)
SCX	0.770	02/02/2016	04/04/2016			$(153,825)	(154,019)
	0.770	03/28/2016	04/04/2016			(26,444)	(26,448)
	0.780	01/22/2016	04/22/2016			(87,867)	(88,000)
	0.780	04/04/2016	07/06/2016			(180,340)	(180,340)
	0.790	01/15/2016	04/12/2016			(48,379)	(48,461)

Total Reverse Repurchase Agreements							$(537,956)

(2)	Open maturity reverse repurchase agreements.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2016 was $(851,556) at a weighted average interest rate of 0.186%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae, TBA	4.000%	04/01/2031	$37,000	$(38,538)	$(38,549)

Total Short Sales				$(38,538)	$(38,549)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of March 31, 2016:

(l)	Securities with an aggregate market value of $368,558 and cash of $555 have been pledged as collateral under the terms of the following master agreements as of March 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(24,735)	$0	$(24,735)	$28,050	$3,315
BOS	700	0	0	700	(716)	(16)
BRC	0	(9,503)	0	(9,503)	11,394	1,891
DBL	0	(6,450)	0	(6,450)	6,367	(83)
FAR	1,200	0	0	1,200	(1,238)	(38)
SCX	0	(497,268)	0	(497,268)	322,640	(174,628)

Total Borrowings and Other Financing Transactions	$1,900	$(537,956)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(133,219)	$0	$(34,238)	$(167,457)
Sovereign Issues	0	(183,709)	0	(6,450)	(190,159)

Total Borrowings	$0	$(316,928)	$0	$(40,688)	$(357,616)

Gross amount of recognized liabilities for reverse repurchase agreements (4)					$(357,616)

(4)	Unsettled reverse repurchase agreements liability of $(180,340) is outstanding at period end.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$114.250	05/20/2016	21,417	$183	$0

Total Purchased Options				$183	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.250	04/22/2016	5,908	$(1,931)	$(1,015)
Put - CBOT U.S. Treasury 10-Year Note May Futures	129.500	04/22/2016	9,261	(3,693)	(1,779)
Call - CBOT U.S. Treasury 10-Year Note May Futures	130.000	04/22/2016	6,061	(3,402)	(5,185)

				$(9,026)	$(7,979)

Total Written Options				$(9,026)	$(7,979)

22	See Accompanying Notes

March 31, 2016

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	Long	12/2016	10,096	$(485)	$0	$(875)
3-Month Canada Bankers Acceptance June Futures	Long	06/2016	20,904	(5,752)	0	(1,207)
3-Month Canada Bankers Acceptance September Futures	Long	09/2016	25,220	(4,017)	0	(2,185)
90-Day Eurodollar December Futures	Short	12/2017	33,488	(43,740)	0	(3,349)
90-Day Eurodollar December Futures	Short	12/2018	14,653	(8,119)	0	(2,015)
90-Day Eurodollar June Futures	Short	06/2017	11,592	(26,988)	0	(580)
90-Day Eurodollar June Futures	Short	06/2018	19,195	(14,126)	0	(2,399)
90-Day Eurodollar March Futures	Short	03/2017	18,420	(35,489)	0	(461)
90-Day Eurodollar March Futures	Short	03/2018	34,343	(42,183)	0	(4,293)
90-Day Eurodollar September Futures	Short	09/2017	20,564	(33,270)	0	(1,542)
90-Day Eurodollar September Futures	Short	09/2018	39,635	(25,415)	0	(5,450)
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	4,892	2,119	501	0
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	724	(80)	66	(17)
Call Options Strike @ EUR 165.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	6,121	2,402	418	0
Canada Government 10-Year Bond June Futures	Short	06/2016	9,466	9,096	4,300	0
Euro-BTP Italy Government Bond June Futures	Short	06/2016	119	(278)	3	(35)
Euro-Bund 10-Year Bond June Futures	Short	05/2016	2,084	(2,244)	379	(119)
Euro-Bund 10-Year Bond June Futures	Long	06/2016	1,739	150	119	(534)
Put Options Strike @ EUR 158.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	724	295	0	(16)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	5,018	1,257	0	(114)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2016	4,812	148	208	(59)
Put Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	8,800	3,255	0	(200)
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	13,007	(129)	0	(270)
Put Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2016	1,636	(76)	0	(76)
U.S. Treasury 5-Year Note June Futures	Long	06/2016	118,186	11,590	25,853	0
U.S. Treasury 10-Year Note June Futures	Long	06/2016	96,391	79,010	36,147	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2016	10,549	(3,528)	10,219	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2018	42,668	9,276	1,532	(4,596)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	83,346	(46,350)	2,993	(8,978)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	8,594	(7,370)	154	(771)
United Kingdom Long Gilt June Futures	Short	06/2016	4,872	69	2,239	(2,519)

Total Futures Contracts				$(180,972)	$85,131	$(42,660)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-25 5-Year Index	1.000%	12/20/2020	$239,300	$1,278	$1,679	$0	$(15)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPS

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$1,540,600	$(3,941)	$(1,436)	$0	$(8)
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD 62,000	(3,884)	(2,425)	208	0
Receive	3-Month USD-LIBOR *	1.750	05/06/2018	$5,000,000	(87,116)	(63,107)	0	(1,728)
Receive	3-Month USD-LIBOR *	1.500	05/15/2019	2,178,000	(6,214)	(5,543)	0	(1,131)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	1,396,100	(56,652)	(49,276)	0	(1,686)
Receive	3-Month USD-LIBOR	2.000	12/16/2020	1,796,100	(80,357)	(80,767)	0	(3,106)
Pay	3-Month USD-LIBOR	1.500	02/02/2021	699,700	11,807	5,510	1,202	0
Receive	3-Month USD-LIBOR *	2.000	06/15/2021	4,669,800	(174,797)	(17,297)	0	(8,768)
Receive	3-Month USD-LIBOR	2.250	12/16/2022	3,809,200	(241,465)	(252,371)	0	(10,659)
Receive	3-Month USD-LIBOR	2.350	08/05/2025	1,242,300	(84,214)	(77,257)	0	(4,431)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	4,188,700	(366,393)	(425,813)	0	(15,761)
Receive	3-Month USD-LIBOR *	2.250	06/15/2026	438,700	(23,219)	(22,221)	0	(1,612)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	9,406,652	(1,361,508)	(1,869,240)	0	(66,433)
Pay	3-Month USD-LIBOR	2.250	03/16/2046	130,000	2,626	3,835	863	0
Receive	3-Month USD-LIBOR *	2.500	06/15/2046	873,900	(68,218)	(47,914)	0	(6,045)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017	GBP 760,000	(15,849)	(11,064)	0	(316)
Receive	6-Month GBP-LIBOR *	1.000	06/15/2018	629,700	(3,409)	(5,634)	0	(463)
Receive	6-Month GBP-LIBOR *	1.500	09/21/2018	321,100	(6,058)	(5,536)	0	(295)
Receive	6-Month GBP-LIBOR *	1.250	09/21/2018	610,600	(7,169)	(2,822)	0	(560)
Receive	6-Month GBP-LIBOR *	1.000	09/21/2018	1,828,600	(8,434)	(3,765)	0	(1,672)
Receive	28-Day MXN-TIIE	4.142	06/09/2016	MXN 51,287,000	(266)	(266)	8	0
Receive	28-Day MXN-TIIE	4.150	06/14/2016	9,830,000	(51)	(51)	2	0
Receive	28-Day MXN-TIIE	4.140	06/15/2016	21,000,000	(78)	(77)	4	0
Receive	28-Day MXN-TIIE	4.140	06/21/2016	38,000,000	(91)	(91)	9	0
Receive	28-Day MXN-TIIE	4.140	06/22/2016	38,530,000	(88)	(88)	9	0
Receive	28-Day MXN-TIIE	4.135	06/22/2016	31,497,000	(51)	(51)	7	0
Pay	28-Day MXN-TIIE	4.090	08/23/2016	25,400,000	(600)	(600)	0	(3)
Pay	28-Day MXN-TIIE	4.060	08/24/2016	38,507,900	(1,235)	(1,879)	0	(4)
Pay	28-Day MXN-TIIE *	4.785	09/20/2017	17,600,000	1,254	1,254	22	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017	812,800	121	121	0	(1)
Receive	28-Day MXN-TIIE	4.335	09/28/2017	2,670,000	410	410	0	(4)
Pay	28-Day MXN-TIIE	4.400	02/15/2018	2,300,000	(472)	(472)	2	0
Receive	28-Day MXN-TIIE	4.730	09/27/2018	2,100,000	(39)	486	0	(18)
Receive	28-Day MXN-TIIE	4.607	10/08/2018	580,000	103	103	0	(5)
Pay	28-Day MXN-TIIE	5.700	01/18/2019	9,643,000	13,909	(3,788)	146	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019	5,238,000	5,760	(534)	113	0
Pay	28-Day MXN-TIIE	4.982	07/03/2019	4,300,000	703	544	112	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019	1,288,800	157	(679)	41	0
Pay	28-Day MXN-TIIE *	6.330	11/08/2019	1,870,800	1,887	1,354	59	0
Pay	28-Day MXN-TIIE *	6.350	11/08/2019	1,776,100	1,829	1,281	56	0
Pay	28-Day MXN-TIIE *	6.320	11/12/2019	1,430,100	1,418	1,228	45	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020	2,600,000	1,319	1,310	97	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	1,175,000	194	613	46	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020	3,710,100	4,241	1,208	150	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020	1,286,000	1,840	464	55	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020	6,928,000	6,447	1,681	347	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020	2,800,000	11,954	180	113	0
Pay	28-Day MXN-TIIE	5.310	10/22/2020	8,981,400	2,287	538	393	0
Pay	28-Day MXN-TIIE	6.240	02/01/2021	2,310,000	5,906	815	106	0
Pay	28-Day MXN-TIIE	5.085	02/02/2021	1,470,000	(692)	(692)	70	0
Pay	28-Day MXN-TIIE	5.093	02/02/2021	730,000	(329)	(329)	35	0
Pay	28-Day MXN-TIIE	5.095	02/05/2021	4,823,100	(2,194)	(2,446)	229	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021	770,500	2,138	(1,152)	40	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021	1,200,000	4,324	292	62	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021	500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021	1,115,300	1,596	347	69	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021	2,262,900	3,042	751	140	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021	3,300,000	3,275	2,522	243	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021	349,900	352	331	26	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021	3,082,600	1,429	1,429	196	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021	7,930,900	4,563	8,641	505	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021	17,420,100	(766)	345	1,175	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021	999,500	1,410	915	68	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021	3,082,200	3,161	4,104	212	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021	234,100	268	235	16	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022	82,500	(24)	(40)	6	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022	1,336,000	1,646	1,483	115	0
Pay	28-Day MXN-TIIE	6.010	07/19/2022	1,344,000	1,930	1,930	116	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022	9,696,400	(3,504)	15,436	942	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022	156,000	73	143	15	0
Pay	28-Day MXN-TIIE	5.930	09/22/2022	870,000	924	924	79	0
Pay	28-Day MXN-TIIE	5.780	09/29/2022	1,893,000	1,003	1,335	193	0
Pay	28-Day MXN-TIIE	5.780	10/06/2022	89,700	52	102	8	0
Pay	28-Day MXN-TIIE	5.825	01/12/2023	8,321,900	4,579	3,755	788	0
Pay	28-Day MXN-TIIE	5.555	01/25/2023	1,488,900	(560)	(560)	142	0
Pay	28-Day MXN-TIIE	5.580	01/25/2023	3,000,000	(865)	(865)	286	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023	876,900	52	1,407	85	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023	1,920,100	7,274	(1,440)	149	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026	3,098,500	(891)	(1,130)	0	(9)
Pay	28-Day MXN-TIIE	7.270	04/10/2029	275,000	1,423	519	1	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029	145,000	394	331	3	0

					$(2,490,612)	$(2,890,506)	$10,229	$(124,718)

Total Swap Agreements					$(2,489,334)	$(2,888,827)	$10,229	$(124,733)

*	This security has a forward starting effective date.

24	See Accompanying Notes

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2016:

(n)	Securities with an aggregate market value of $1,764,082 and cash of $12,319 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$85,340	$10,229	$95,569	$(7,979)	$(43,310)	$(124,733)	$(176,022)

(4)	Unsettled variation margin asset of $209 and liability of $(650) for closed futures is outstanding at period end.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

AZD	04/2016	AUD	186,240	$	133,334	$0	$(9,428)
	04/2016	$	377	AUD	524	24	0
	05/2016	MYR	736,804	$	168,590	0	(21,423)
	05/2016	$	76,456	MYR	330,474	8,770	0
	09/2016	CNH	500,946	$	76,120	0	(784)
	09/2016	$	50,000	CNH	339,875	2,147	0
BOA	04/2016	BRL	1,288,410	$	365,318	8,952	(1,959)
	04/2016	JPY	87,468,947		769,355	0	(7,836)
	04/2016	$	359,130	BRL	1,288,410	2,622	(3,427)
	05/2016	EUR	609,104	$	676,193	0	(17,716)
	05/2016	KRW	53,000,832		43,704	0	(2,503)
	05/2016	MXN	7,511,399		427,132	0	(5,820)
	05/2016	MYR	67,102		15,086	0	(2,219)
	05/2016	TWD	1,830,538		54,529	0	(2,422)
	05/2016	$	277,285	EUR	247,537	4,716	0
	05/2016		6,355	INR	432,804	132	0
	05/2016		669,772	JPY	76,106,147	7,008	0
	05/2016		28,443	KRW	34,876,807	1,963	0
	05/2016		359,683	MXN	6,468,686	13,168	0
	05/2016		36,756	THB	1,340,124	1,293	0
	05/2016		26,359	TWD	883,996	1,143	0
	06/2016	EUR	1,795,000	$	2,458,723	411,645	0
	06/2016	$	140,340	EUR	103,913	0	(21,846)
	09/2016	EUR	500,000	$	655,000	83,040	0
	10/2016	BRL	1,725,830		411,461	0	(44,119)
	10/2016	$	340,907	BRL	1,329,200	9,972	0
BPS	04/2016	BRL	2,115,190	$	559,447	1,535	(30,351)
	04/2016	MXN	3,311,642		206,416	15,167	0
	04/2016	$	529,560	BRL	2,115,190	58,704	0
	04/2016		70,433	CAD	92,066	456	0
	04/2016		355,089	JPY	40,010,847	421	0
	05/2016	MXN	12,644,106	$	711,925	0	(16,874)
	05/2016	MYR	34,278		7,736	0	(1,104)
	05/2016	$	216,478	MXN	3,864,553	6,272	0
	07/2016		250,000	BRL	1,027,250	28,561	0
	09/2016	CNH	528,459	$	80,319	0	(809)
	09/2016	$	62,388	CNH	422,832	2,525	0
	10/2016	BRL	2,429,850	$	588,482	0	(52,944)
	10/2016	CNH	422,832		62,227	0	(2,602)
	10/2016	$	107,393	CNH	729,841	4,507	0
	12/2016	CNH	729,841	$	106,796	0	(4,685)
	01/2017	BRL	752,500		173,969	0	(19,887)
	01/2018		14,508		4,243	832	0
BRC	05/2016	KRW	10,875,624		9,003	0	(479)
	05/2016	MXN	1,778,277		100,189	0	(2,310)
	05/2016	THB	1,070,843		29,266	0	(1,137)
	05/2016	$	63,453	MXN	1,100,220	45	(81)
	05/2016		64,791	MYR	280,312	7,499	0
	05/2016		11,121	THB	401,246	271	0
	05/2016		26,954	TWD	909,428	1,340	0
	06/2016	EUR	540,000	$	741,254	125,190	0
	07/2016	BRL	366,146		95,246	0	(4,042)
CBK	04/2016	AUD	1,541		1,136	0	(45)
	04/2016	BRL	3,271,238		968,770	59,913	(919)
	04/2016	CAD	82,931		62,943	0	(912)
	04/2016	JPY	141,979,200		1,259,010	0	(2,523)
	04/2016	$	835,140	BRL	3,271,238	75,742	(1,106)
	04/2016		142,298	CAD	190,529	4,406	0
	04/2016		320,645	JPY	36,095,300	74	0
	05/2016	EUR	1,542,461	$	1,710,201	0	(47,013)
	05/2016	ILS	25,579		6,577	0	(238)
	05/2016	JPY	7,970,000		70,068	0	(823)
	05/2016	MYR	606,649		140,970	0	(15,478)
	05/2016	SGD	15,470		11,057	0	(418)
	05/2016	TRY	9,460		3,175	0	(138)
	05/2016	$	62,946	CAD	82,931	912	0

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	05/2016		645,727	EUR	567,721	$1,036	$0
	05/2016		44,744	MYR	192,530	4,907	0
	05/2016		41,682	THB	1,496,384	803	0
	05/2016		60,400	TWD	2,027,038	2,664	0
	06/2016		337,675	EUR	250,000	0	(52,595)
	07/2016	BRL	710,229	$	184,792	0	(7,802)
	07/2016	$	78,261	BRL	306,000	4,718	0
	09/2016	CZK	427,593	$	17,877	0	(191)
	10/2016	BRL	2,451,200		583,136	0	(63,926)
DUB	04/2016		2,930,526		795,748	16,417	(35,689)
	04/2016	GBP	373,934		521,284	0	(15,778)
	04/2016	$	764,642	BRL	2,930,526	53,628	(3,250)
	05/2016	EUR	210	$	236	0	(4)
	05/2016	MYR	408,485		96,391	0	(8,953)
	05/2016	THB	717,544		20,144	0	(228)
	05/2016	$	300,744	BRL	1,093,443	939	0
	05/2016		69,343	MYR	292,680	6,136	0
	06/2016	EUR	1,250,000	$	1,709,019	283,619	0
	06/2016	$	2,636	EUR	1,950	0	(412)
	07/2016	BRL	827,800	$	213,192	0	(11,284)
	07/2016	$	169,133	BRL	694,630	19,231	0
	09/2016	EUR	500,000	$	656,880	84,920	0
	09/2016	$	17,326	CNH	117,134	656	0
	10/2016	BRL	5,556,835	$	1,355,241	6,862	(118,502)
	12/2016	$	384,535	CNH	2,629,393	17,126	0
	01/2017	BRL	897,900	$	210,787	0	(20,526)
FBF	04/2016		1,197,425		301,163	18	(31,875)
	04/2016	$	336,459	BRL	1,197,425	0	(3,439)
	05/2016	MYR	329,076	$	74,570	0	(10,295)
	05/2016	$	27,310	TWD	905,327	856	0
	06/2016	EUR	500,000	$	685,010	114,850	0
GLM	04/2016	BRL	4,432,125		1,251,143	18,508	0
	04/2016	CAD	686,865		504,572	0	(24,300)
	04/2016	JPY	38,981,500		347,414	1,051	0
	04/2016	$	1,323	AUD	1,843	89	0
	04/2016		1,106,076	BRL	4,432,125	126,559	0
	04/2016		54,452	CAD	73,641	2,250	0
	04/2016		58,009	GBP	41,230	1,207	0
	05/2016	EUR	273,128	$	299,640	0	(11,515)
	05/2016	MXN	4,702,400		269,500	704	(2,241)
	05/2016	TWD	4,322,337		128,564	0	(5,909)
	05/2016	$	161,782	JPY	18,143,800	0	(437)
	05/2016		257,542	MXN	4,596,273	7,385	0
	05/2016		33,039	MYR	140,994	3,322	0
	05/2016		28,824	THB	1,052,364	1,055	0
	06/2016	MXN	773,924	$	47,190	2,713	0
	09/2016	$	135,489	CNH	919,019	5,517	0
	10/2016	BRL	855,000	$	202,287	0	(23,414)
	10/2016	CNH	919,019		135,289	0	(5,615)
	10/2016	$	274,203	CNH	1,874,999	13,272	0
HUS	04/2016	BRL	4,000,000	$	1,123,681	11,269	(43)
	04/2016	DKK	315,830		46,347	0	(1,883)
	04/2016	$	999,132	BRL	4,000,000	113,323	0
	04/2016		3,405,769	JPY	383,319,348	151	0
	05/2016	JPY	383,319,348	$	3,407,968	0	(727)
	05/2016	MXN	692,461		39,389	0	(524)
	05/2016	MYR	364,073		86,231	0	(7,659)
	05/2016	THB	5,272,293		144,565	0	(5,126)
	05/2016	TWD	3,753,436		112,043	0	(4,732)
	05/2016	$	20,966	BRL	76,098	30	0
	05/2016		764,715	EUR	681,630	11,817	0
	05/2016		19,217	KRW	23,060,400	887	0
	05/2016		200,199	MXN	3,577,051	5,980	0
	05/2016		245,384	MYR	1,045,480	24,234	0
	09/2016	CNH	606,854	$	92,185	0	(947)
	09/2016	CZK	1,376,312		57,368	0	(846)
	09/2016	$	340,680	CNH	2,316,365	14,903	0
	10/2016	BRL	850,000	$	206,788	0	(17,593)
	10/2016	CNH	2,075,433		314,367	0	(3,839)
	12/2016		347,534		52,304	0	(780)
IND	04/2016	BRL	500,000		138,408	0	(649)
	04/2016	$	140,493	BRL	500,000	0	(1,436)
	04/2016		1,154,238	JPY	129,089,952	0	(7,230)
	05/2016	KRW	29,739,147	$	24,644	0	(1,283)
	05/2016	THB	883,344		24,089	0	(991)
	05/2016	$	137,502	BRL	500,000	448	0
	05/2016		22,843	KRW	27,381,904	1,029	0
	05/2016		85,890	MYR	358,190	6,483	0
	10/2016	BRL	400,000	$	101,523	0	(4,068)
	12/2016	CNH	1,329,100		200,000	0	(3,015)
JPM	04/2016	BRL	4,606,806		1,297,751	31,914	(15,379)
	04/2016	CAD	237,689		181,179	0	(1,836)
	04/2016	CZK	218,000		8,711	0	(462)
	04/2016	GBP	265,628		374,262	570	(7,816)
	04/2016	JPY	296,435,600		2,609,333	0	(24,596)

26	See Accompanying Notes

March 31, 2016

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	04/2016	RUB	2,942,104	$	37,462	$0	$(6,189)
	04/2016	$	1,178,539	BRL	4,606,806	102,677	0
	04/2016		1,130,534	CAD	1,530,855	48,191	0
	04/2016		48,459	GBP	33,883	205	0
	04/2016		159,813	JPY	18,143,800	1,401	0
	04/2016		267,738	MXN	4,644,727	497	0
	05/2016	CAD	146,198	$	112,146	0	(427)
	05/2016	DKK	315,830		48,271	0	(13)
	05/2016	EUR	398,664		437,698	0	(16,471)
	05/2016	KRW	80,157,807		66,118	0	(3,765)
	05/2016	MYR	1,424,773		323,677	0	(43,756)
	05/2016	THB	2,558,238		70,890	0	(1,743)
	05/2016	TWD	4,322,284		128,920	0	(5,552)
	05/2016	$	446	BRL	1,641	7	0
	05/2016		792,835	EUR	720,954	28,496	0
	05/2016		496,635	JPY	55,693,100	0	(1,381)
	05/2016		72,871	KRW	88,481,277	4,268	0
	05/2016		51,740	MYR	222,682	5,687	0
	05/2016		222,584	THB	7,991,194	4,302	0
	05/2016		120,585	TWD	4,043,858	5,225	0
	07/2016	BRL	2,901,476	$	734,456	0	(52,343)
	07/2016	$	419,885	BRL	1,639,650	24,742	0
	09/2016	CNH	1,696,583	$	257,779	0	(2,621)
	09/2016	CZK	580,632		24,197	0	(362)
	09/2016	$	251,858	CNH	1,710,920	10,698	0
	10/2016	BRL	4,569,655	$	1,121,186	7,189	(92,289)
	10/2016	CNH	210,995		31,140	0	(1,210)
	10/2016	$	458,571	BRL	1,753,100	4,208	0
	12/2016	CNH	1,448,537	$	217,596	0	(3,691)
	01/2018	$	4,214	BRL	14,509	0	(803)
MSB	04/2016	BRL	1,825,761	$	478,507	9,557	(38,819)
	04/2016	GBP	329,569		457,847	0	(15,496)
	04/2016	$	481,326	BRL	1,825,761	28,851	(2,408)
	05/2016	GBP	635,156	$	913,032	711	0
	05/2016	RUB	5,065,289		65,477	0	(9,027)
	06/2016	$	100,491	MXN	1,753,443	279	0
	07/2016	BRL	473,927	$	111,309	0	(17,239)
	10/2016		1,978,330		489,535	0	(32,700)
	10/2016	$	629,787	BRL	2,464,961	20,907	0
	12/2016	CNH	148,482	$	22,318	0	(365)
	12/2016	$	200,000	CNH	1,374,100	9,888	0
NAB	04/2016	AUD	170	$	122	0	(8)
	04/2016	$	142,603	AUD	185,584	0	(343)
	05/2016	AUD	185,584	$	142,413	343	0
	05/2016	$	2,934,642	EUR	2,599,214	26,454	0
	06/2016	EUR	900,000	$	1,235,823	209,264	0
NGF	04/2016	BRL	2,631,087		687,970	15,064	(58,835)
	04/2016	$	739,298	BRL	2,631,087	0	(7,556)
	05/2016	KRW	28,085,889	$	23,177	0	(1,309)
	05/2016	MXN	759,901		43,148	0	(652)
	05/2016	$	280,270	MYR	1,194,393	27,751	0
	05/2016		182,986	THB	6,565,377	3,418	0
	05/2016		68,705	TWD	2,311,009	3,194	0
	07/2016		250,000	BRL	1,027,125	28,527	0
	09/2016		49,801	CNH	338,547	2,142	0
	10/2016	BRL	437,000	$	111,385	469	(4,443)
	10/2016	$	250,000	BRL	1,059,625	29,717	0
RBC	04/2016	MXN	1,293,489	$	80,110	5,410	0
RYL	05/2016		524,991		29,934	0	(316)
	05/2016	$	16,804	MYR	70,325	1,332	0
SCX	04/2016	CAD	879,605	$	650,169	0	(27,108)
	04/2016	JPY	63,177,000		562,430	1,085	(4)
	04/2016	$	2,237	GBP	1,566	12	0
	05/2016	CHF	18,005	$	18,175	0	(582)
	05/2016	EUR	19,081		20,984	0	(754)
	05/2016	MYR	775,321		180,499	0	(19,448)
	05/2016	THB	3,705,216		101,285	0	(3,913)
	05/2016	TWD	1,340,972		40,125	0	(1,595)
	05/2016	$	1,302,114	EUR	1,169,987	30,767	0
	05/2016		774,056	JPY	87,022,500	0	(203)
	05/2016		22,778	KRW	27,481,657	1,181	0
	05/2016		275,833	MYR	1,192,267	31,640	0
	05/2016		1,296	THB	46,399	21	0
	05/2016		79,857	TWD	2,688,921	3,799	0
	06/2016	MXN	966,363	$	59,920	4,383	0
	07/2016	BRL	400,000		104,058	0	(4,410)
	09/2016	CNH	3,444,352		521,806	0	(6,703)
	09/2016	$	71,215	CNH	486,683	3,457	0
	10/2016	CNH	527,435	$	80,666	0	(200)
	10/2016	$	92,144	CNH	615,756	2,263	0
SOG	04/2016	BRL	998,750	$	250,000	0	(27,766)
	04/2016	$	280,634	BRL	998,750	0	(2,868)
	04/2016		86,406	RUB	6,758,447	13,869	0
	05/2016	MYR	76,088	$	17,195	0	(2,427)
	05/2016	RUB	3,427,977		47,709	0	(2,712)
	05/2016	$	80,192	MYR	343,736	8,454	0
	10/2016	BRL	450,000	$	101,672	0	(17,118)
	10/2016	$	250,000	BRL	1,050,000	27,177	0

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
TOR	04/2016	BRL	1,989,763	$	507,735	$0	$(45,645)
	04/2016	$	559,095	BRL	1,989,763	0	(5,714)
	05/2016		135,163		500,000	2,788	0
	07/2016		250,000		1,027,125	28,527	0
	10/2016	BRL	1,080,000	$	255,472	0	(29,624)
	10/2016	$	121,681	BRL	514,877	14,235	0
	01/2017	BRL	437,500	$	100,023	0	(12,684)
UAG	04/2016	$	189,670	JPY	21,383,000	325	0
	04/2016		69,243	RUB	5,408,560	11,003	0
	05/2016	MYR	935,783	$	220,091	0	(21,237)
	05/2016	PHP	257,099		5,353	0	(228)
	05/2016	THB	5,058,470		138,816	0	(4,804)
	05/2016	TWD	98,702		2,949	0	(122)
	05/2016	$	47,669	DKK	317,145	815	0
	05/2016		315,558	EUR	282,966	6,804	0
	05/2016		12,092	MYR	51,754	1,255	0
	05/2016		50,000	TWD	1,683,500	2,376	0
	07/2016	BRL	546,200	$	141,521	0	(6,593)
	09/2016	CNH	367,069		55,811	0	(541)
	09/2016	$	72,123	CNH	492,889	3,501	0
	10/2016	BRL	373,550	$	91,680	0	(6,929)
	10/2016	CNH	317,572		48,403	0	(287)

Total Forward Foreign Currency Contracts						$2,847,831	$(1,594,411)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250%	07/05/2016	$11,839,400	$4,383	$477
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	07/18/2016	1,928,600	675	181
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.150	07/05/2016	4,092,100	1,330	379
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	18,727,000	6,670	755
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	08/05/2016	1,492,500	522	164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	9,304
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	7,695
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	26,561
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	544,800	17,434	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	1,270,700	35,929	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	3,164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	15,286
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.130	06/30/2016	125,500	43	12
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	07/05/2016	4,966,400	1,806	200

							$161,303	$64,213

Total Purchased Options							$161,303	$64,213

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600%	04/20/2016		$145,300	$(342)	$(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.700	04/20/2016		145,300	(298)	(2)
BPS	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016	EUR	923,500	(2,563)	(4)
BRC	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$143,600	(244)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		142,000	(305)	(3)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.200	04/20/2016	EUR	617,000	(1,784)	(8)
CBK	Put - OTC CDX.IG-25 5-Year Index	Sell	1.500	04/20/2016		$147,000	(312)	(5)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.600	04/20/2016		241,300	(456)	(5)
GST	Put - OTC iTraxx Europe 24 5-Year Index	Sell	1.300	04/20/2016	EUR	302,800	(765)	(1)

							$(7,069)	$(36)

28	See Accompanying Notes

March 31, 2016

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.740	04/04/2016	AUD	177,610	$(724)	$(4,715)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	130,500	(7,106)	(1,734)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(2,362)
BRC	Call - OTC AUD versus USD	$	0.745	04/21/2016	AUD	100,200	(491)	(2,326)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016	$	10,400	(158)	0
CBK	Call - OTC AUD versus USD	$	0.744	04/01/2016	AUD	152,200	(515)	(3,511)
	Call - OTC AUD versus USD		0.748	04/22/2016		152,100	(668)	(3,237)
	Call - OTC USD versus CAD	CAD	1.372	04/21/2016	$	35,400	(181)	(13)
	Call - OTC USD versus CAD		1.374	04/28/2016		299,600	(1,648)	(191)
	Put - OTC USD versus MXN	MXN	17.800	04/15/2016		115,800	(1,287)	(3,639)
FBF	Put - OTC EUR versus USD	$	1.100	05/03/2016	EUR	351,500	(1,782)	(561)
	Call - OTC USD versus BRL	BRL	6.300	01/11/2018	$	253,100	(13,228)	(7,634)
	Call - OTC USD versus MXN	MXN	18.050	04/13/2016		221,200	(2,872)	(182)
	Put - OTC USD versus MXN		18.200	04/14/2016		64,000	(594)	(3,384)
	Call - OTC USD versus MXN		18.300	04/14/2016		71,200	(507)	(30)
GLM	Call - OTC EUR versus USD	$	1.136	05/05/2016	EUR	323,600	(2,455)	(4,585)
	Call - OTC USD versus CAD	CAD	1.373	04/01/2016	$	170,100	(974)	0
	Put - OTC USD versus MXN	MXN	18.100	04/01/2016		166,400	(1,111)	(7,965)
	Put - OTC USD versus MXN		18.200	04/05/2016		140,100	(1,135)	(7,484)
	Call - OTC USD versus MXN		18.200	04/20/2016		64,100	(869)	(71)
	Call - OTC USD versus MXN		18.450	04/29/2016		61,700	(818)	(81)
	Call - OTC USD versus MXN		18.250	05/05/2016		93,300	(1,316)	(263)
	Call - OTC USD versus MXN		18.550	05/13/2016		183,900	(1,903)	(446)
HUS	Call - OTC AUD versus USD	$	0.743	04/04/2016	AUD	178,000	(728)	(4,195)
	Call - OTC USD versus CAD	CAD	1.371	04/01/2016	$	209,900	(1,170)	0
JPM	Call - OTC EUR versus USD	$	1.127	05/04/2016	EUR	55,800	(401)	(1,092)
	Call - OTC USD versus MXN	MXN	18.300	05/03/2016	$	212,600	(3,215)	(487)
	Call - OTC USD versus MXN		18.300	05/05/2016		57,500	(701)	(148)
MSB	Put - OTC USD versus CAD	CAD	1.341	04/04/2016		250,000	(1,595)	(8,116)
	Put - OTC USD versus CAD		1.340	04/05/2016		78,700	(497)	(2,497)
	Call - OTC USD versus MXN	MXN	18.500	04/15/2016		218,700	(1,984)	(57)
	Call - OTC USD versus MXN		18.300	05/05/2016		248,000	(3,186)	(637)
SCX	Call - OTC EUR versus USD	$	1.129	05/06/2016	EUR	497,900	(3,773)	(9,336)
SOG	Call - OTC EUR versus USD		1.133	05/03/2016		512,000	(3,802)	(8,001)
UAG	Put - OTC EUR versus USD		1.104	04/21/2016		452,300	(1,877)	(343)
	Put - OTC EUR versus USD		1.102	04/28/2016		26,600	(129)	(34)
	Call - OTC EUR versus USD		1.125	04/29/2016		283,900	(2,005)	(5,533)

							$(76,876)	$(94,890)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(267)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(726)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(106)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(226)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(96)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(115)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(101)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(53)

						$(71,048)	$(1,690)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Receive	1.450%	06/24/2016		$2,854,100	$(5,137)	$(6,233)
	Put - OTC 3-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.050	06/24/2016		2,854,100	(3,568)	(1,846)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	04/18/2016		1,306,100	(4,277)	(957)
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	06/14/2016	EUR	179,600	(642)	(643)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.900	06/14/2016		179,600	(801)	(376)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.975	04/15/2016		$671,200	(2,097)	(84)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		1,489,600	(34,724)	(11,437)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	273,800	(1,049)	(1,420)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		273,800	(988)	(452)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018		$1,384,800	(7,201)	(9,427)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018		1,384,800	(12,532)	(16,785)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	04/11/2016		597,600	(1,957)	(5)
MYC	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/12/2016		5,180,100	(17,449)	(1)
	Put - OTC 2-Year Interest Rate Swap *	3-Month USD-LIBOR	Pay	2.500	05/23/2016		12,070,100	(37,718)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017		600,400	(9,306)	(1,645)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		1,287,100	(28,717)	(9,882)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	04/25/2016		1,225,800	(7,692)	(390)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	06/15/2016	EUR	114,900	(383)	(596)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.950	06/15/2016		114,900	(479)	(190)

								$(176,717)	$(62,380)

Total Written Options								$(331,710)	$(158,996)

*	The underlying security has a forward starting effective date.

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED MARCH 31, 2016:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$63,856,000	AUD	0	EUR	0	$(425,259)
Sales	502,016	73,185,800		4,188,810		23,038,900	(806,436)
Closing Buys	(36,263)	(25,168,800)		(164,100)		(3,713,500)	141,239
Expirations	(330,651)	(59,481,600)		(2,289,300)		(10,755,805)	615,029
Exercised	(113,872)	(7,052,400)		(975,300)		(3,086,095)	134,691

Balance at End of Period	21,230	$45,339,000	AUD	760,110	EUR	5,483,500	$(340,736)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION  (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
JPM	Kinder Morgan Energy Partners LP	(1.000)%	03/20/2020	2.093%	$2,200	$150	$(61)	$89	$0
MYC	Kinder Morgan Energy Partners LP	(1.000)	03/20/2019	1.774	1,400	61	(30)	31	0

						$211	$(91)	$120	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.596%		$300	$0	$3	$3	$0
	Brazil Government International Bond	1.000	06/20/2016	0.596		24,600	(71)	101	30	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		11,000	(167)	200	33	0
	Brazil Government International Bond	1.000	03/20/2017	0.778		8,600	(75)	96	21	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		19,000	(42)	123	81	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		32,300	269	(591)	0	(322)
	Mexico Government International Bond	1.000	12/20/2016	0.323		20,000	192	(87)	105	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(358)	529	171	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		171,300	(250)	712	462	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		70,000	(1,765)	633	0	(1,132)
	Morgan Stanley	1.000	12/20/2020	0.987		35,000	(59)	91	32	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	5,000	(549)	148	0	(401)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		93,600	(675)	915	240	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		50,000	(1,042)	1,027	0	(15)
BPS	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		$60,000	(90)	78	0	(12)
	Mexico Government International Bond	1.000	09/20/2017	0.557		19,500	(280)	413	133	0
	Morgan Stanley	1.000	12/20/2020	0.987		9,800	(14)	23	9	0
	Petrobras Global Finance BV	1.000	06/20/2018	7.687		2,900	(419)	26	0	(393)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		47,700	(5,272)	(6,110)	0	(11,382)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		1,800	(276)	(183)	0	(459)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		10,000	(2,119)	(723)	0	(2,842)
	State Street Corp.	1.000	06/20/2016	0.324		76,000	1,131	(992)	139	0
	Volkswagen International Finance NV	1.000	12/20/2016	0.734	EUR	6,800	(90)	107	17	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		39,000	(878)	866	0	(12)
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.899		$20,000	229	(117)	112	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		37,000	(1,080)	580	0	(500)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.229		15,000	193	(444)	0	(251)
	Brazil Government International Bond	1.000	06/20/2016	0.596		21,200	(51)	77	26	0
	Brazil Government International Bond	1.000	09/20/2016	0.596		25,000	(719)	775	56	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		26,900	(895)	976	81	0
	China Government International Bond	1.000	12/20/2018	0.656		109,400	1,251	(204)	1,047	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		25,000	(12)	118	106	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		20,000	69	(73)	0	(4)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		37,500	(3,980)	753	0	(3,227)
	Mexico Government International Bond	1.000	09/20/2017	0.557		5,000	(112)	146	34	0
	Mexico Government International Bond	1.000	12/20/2018	0.911		88,200	(219)	457	238	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		25,000	(454)	50	0	(404)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		37,300	(5,723)	(3,177)	0	(8,900)
	Prudential Financial, Inc.	1.000	03/20/2019	0.688		58,000	1,009	(461)	548	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	35,000	(3,410)	600	0	(2,810)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		4,500	(45)	57	12	0
	Volkswagen International Finance NV	1.000	03/20/2017	0.834		23,900	256	(203)	53	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		67,500	(1,430)	1,410	0	(20)
CBK	BorgWarner, Inc.	1.000	12/20/2020	0.781		$15,000	(362)	517	155	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		15,000	(174)	219	45	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		10,000	23	(242)	0	(219)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.555		14,100	371	(167)	204	0
	China Government International Bond	1.000	12/20/2018	0.656		20,500	286	(90)	196	0
	China Government International Bond	1.000	03/20/2019	0.700		3,450	18	13	31	0
	China Government International Bond	1.000	06/20/2019	0.738		2,550	35	(13)	22	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		25,000	141	(390)	0	(249)
	ConocoPhillips	1.000	12/20/2020	2.001		8,900	(1,102)	711	0	(391)
	Devon Energy Corp.	1.000	12/20/2020	5.205		27,700	(4,180)	(464)	0	(4,644)

30	See Accompanying Notes

March 31, 2016

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Exelon Generation Co. LLC	1.000	12/20/2020	1.855%		$11,500	$(953)	$518	$0	$(435)
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.270		10,000	0	41	41	0
	General Motors Co.	5.000	09/20/2016	0.479		15,000	1,502	(1,155)	347	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		23,500	81	(86)	0	(5)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		7,000	(825)	223	0	(602)
	Mexico Government International Bond	1.000	06/20/2016	0.289		50,000	(48)	143	95	0
	Mexico Government International Bond	1.000	09/20/2016	0.289		25,000	(707)	800	93	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		36,000	(654)	843	189	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		50,000	(1,065)	257	0	(808)
	Morgan Stanley	1.000	12/20/2020	0.987		20,000	(49)	67	18	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.739		15,000	299	(170)	129	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	9,700	(1,028)	249	0	(779)
	Volkswagen International Finance NV	1.000	03/20/2017	0.834		7,000	78	(63)	15	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		32,400	(718)	708	0	(10)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.243		$5,000	91	(81)	10	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.195		10,000	8	(143)	0	(135)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.213		15,000	(251)	24	0	(227)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.229		75,000	(319)	(937)	0	(1,256)
	Brazil Government International Bond	1.000	06/20/2016	0.596		100,000	(168)	289	121	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		15,400	(279)	325	46	0
	China Government International Bond	1.000	12/20/2018	0.656		93,600	1,007	(112)	895	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		45,000	287	(736)	0	(449)
	Mexico Government International Bond	1.000	12/20/2016	0.323		25,000	(871)	1,002	131	0
	Mexico Government International Bond	1.000	03/20/2017	0.379		15,000	(165)	261	96	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		46,700	(762)	1,082	320	0
	Mexico Government International Bond	1.000	03/20/2019	0.976		5,200	15	(10)	5	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.688		30,200	567	(282)	285	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.739		21,100	435	(254)	181	0
FBF	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		11,500	(43)	41	0	(2)
	MetLife, Inc.	1.000	12/20/2020	1.205		8,800	13	(92)	0	(79)
	Mexico Government International Bond	1.000	12/20/2016	0.323		15,000	127	(48)	79	0
	Morgan Stanley	1.000	12/20/2020	0.987		25,000	(49)	72	23	0
	Tesco PLC	1.000	12/20/2020	2.589	EUR	10,000	(1,036)	233	0	(803)
GST	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250		$19,400	(2,805)	973	0	(1,832)
	Bank of America Corp.	1.000	12/20/2020	0.921		50,000	159	35	194	0
	Brazil Government International Bond	1.000	09/20/2016	0.596		47,500	(289)	395	106	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		56,500	(875)	1,045	170	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		85,000	261	(2,123)	0	(1,862)
	China Government International Bond	1.000	06/20/2017	0.345		15,000	260	(135)	125	0
	Citigroup, Inc.	1.000	12/20/2020	0.913		40,000	47	123	170	0
	Colombia Government International Bond	1.000	06/20/2019	1.326		21,100	112	(322)	0	(210)
	ConocoPhillips	1.000	12/20/2020	2.001		3,500	(446)	292	0	(154)
	Devon Energy Corp.	1.000	12/20/2020	5.205		45,000	(5,892)	(1,653)	0	(7,545)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		10,000	(944)	83	0	(861)
	MetLife, Inc.	1.000	06/20/2021	1.331		73,700	(1,207)	20	0	(1,187)
	Mexico Government International Bond	1.000	09/20/2016	0.289		20,000	(318)	392	74	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		3,300	(108)	131	23	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		10,000	(143)	211	68	0
	Morgan Stanley	1.000	12/20/2020	0.987		50,000	(159)	205	46	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.950		10,000	102	(62)	40	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		18,000	(1,940)	(2,355)	0	(4,295)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		100	(16)	(9)	0	(25)
	Petrobras Global Finance BV	1.000	09/20/2020	9.092		10,000	(2,156)	(686)	0	(2,842)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	12,000	(1,127)	164	0	(963)
HUS	China Government International Bond	1.000	06/20/2017	0.345		$10,000	174	(91)	83	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		20,000	(502)	179	0	(323)
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		19,900	(1,939)	(2,809)	0	(4,748)
	Petrobras Global Finance BV	1.000	03/20/2020	8.897		5,200	(949)	(376)	0	(1,325)
	U.S. Treasury Notes	0.250	12/20/2018	0.144	EUR	25,000	(86)	171	85	0
JPM	Brazil Government International Bond	1.000	06/20/2016	0.596		$50,000	(84)	145	61	0
	Brazil Government International Bond	1.000	09/20/2016	0.596		99,000	(1,137)	1,359	222	0
	Brazil Government International Bond	1.000	12/20/2016	0.629		24,400	(390)	463	73	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		69,900	(132)	118	0	(14)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		17,500	(2,219)	713	0	(1,506)
	Mexico Government International Bond	1.000	09/20/2016	0.289		52,700	234	(39)	195	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		25,000	(889)	1,020	131	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		400	(13)	16	3	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(332)	503	171	0
	Mexico Government International Bond	1.000	09/20/2020	1.383		65,000	(1,530)	479	0	(1,051)
	Morgan Stanley	1.000	12/20/2020	0.987		50,000	0	46	46	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		8,800	(993)	(1,107)	0	(2,100)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	10,000	(952)	149	0	(803)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		5,500	(53)	67	14	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		25,000	(465)	457	0	(8)
MBC	Mexico Government International Bond	1.000	09/20/2016	0.289		$24,100	361	(272)	89	0
	Mexico Government International Bond	1.000	12/20/2016	0.323		39,900	630	(421)	209	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		11,700	209	(126)	83	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		48,500	857	(525)	332	0

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Anadarko Petroleum Corp.	1.000	12/20/2020	3.250%		$46,500	$(6,271)	$1,880	$0	$(4,391)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.312		10,000	15	(234)	0	(219)
	China Government International Bond	1.000	06/20/2017	0.345		15,000	236	(111)	125	0
	Export-Import Bank of China	1.000	06/20/2016	0.397		40,000	(232)	298	66	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.011		5,000	(17)	16	0	(1)
	Kinder Morgan, Inc.	1.000	12/20/2020	3.016		23,000	(3,789)	1,810	0	(1,979)
	MetLife, Inc.	1.000	12/20/2020	1.205		15,000	74	(208)	0	(134)
	Mexico Government International Bond	1.000	09/20/2016	0.289		63,900	(505)	742	237	0
	Mexico Government International Bond	1.000	03/20/2017	0.379		5,000	(55)	87	32	0
	Mexico Government International Bond	1.000	06/20/2017	0.448		10,600	(356)	431	75	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		25,000	(332)	503	171	0
	Petrobras Global Finance BV	1.000	12/20/2019	8.757		94,500	(8,746)	(13,803)	0	(22,549)
	Tesco PLC	1.000	12/20/2020	2.589	EUR	20,000	(2,035)	429	0	(1,606)
	Volkswagen International Finance NV	1.000	12/20/2016	0.734		15,000	(150)	189	39	0
	Volkswagen International Finance NV	1.000	12/20/2017	1.033		25,000	(537)	529	0	(8)
RYL	Mexico Government International Bond	1.000	09/20/2016	0.289		$5,000	(139)	158	19	0
UAG	Mexico Government International Bond	1.000	09/20/2016	0.289		17,900	(78)	144	66	0
	Mexico Government International Bond	1.000	09/20/2017	0.557		10,000	(135)	203	68	0

							$(89,182)	$(8,266)	$11,272	$(108,720)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$21,308	$(4,579)	$559	$0	$(4,020)
CBK	MCDX-25 5-Year Index	1.000	12/20/2020	256,300	(473)	1,467	994	0
DUB	CMBX.NA.AAA.8 Index	0.500	10/17/2057	413,100	(24,212)	5,652	0	(18,560)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,200	(3,452)	551	0	(2,901)
FBF	CMBX.NA.AAA.8 Index	0.500	10/17/2057	1,000	(69)	24	0	(45)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	8,800	(832)	294	0	(538)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	13,500	(1,758)	542	0	(1,216)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	124,900	(5,306)	2,765	0	(2,541)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	14,100	(689)	251	0	(438)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	272,043	(15,021)	2,798	0	(12,223)
	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,800	(228)	52	0	(176)
	MCDX-25 5-Year Index	1.000	12/20/2020	288,800	(533)	1,654	1,121	0
JPS	CMBX.NA.AAA.7 Index	0.500	01/17/2047	42,500	(1,790)	471	0	(1,319)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	483,300	(29,173)	7,459	0	(21,714)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	20,300	(1,824)	584	0	(1,240)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	32,400	(3,990)	1,070	0	(2,920)
MEI	CMBX.NA.AAA.7 Index	0.500	01/17/2047	74,000	(3,879)	1,582	0	(2,297)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	46,900	(2,650)	543	0	(2,107)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	5,700	(612)	99	0	(513)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	187,283	(1,288)	589	0	(699)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	57,000	(2,868)	307	0	(2,561)

					$(105,226)	$29,313	$2,115	$(78,028)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	See Accompanying Notes

March 31, 2016

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016		$115,300	$0	$284	$284	$0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		63,200	0	169	169	0
	Pay	28-Day MXN-TIIE	6.920	11/28/2029	MXN	14,000	0	44	44	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	0	14,904	14,904	0
DUB	Receive	3-Month USD-CPURNSA Index	2.660	08/19/2029		100,000	(13,100)	(1,803)	0	(14,903)
FBF	Pay	28-Day MXN-TIIE *	6.338	11/12/2019	MXN	3,503,000	0	3,575	3,575	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023		299,400	(734)	765	31	0
HUS	Pay	28-Day MXN-TIIE	5.470	04/26/2019		570,000	54	585	639	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	861	0	(180)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	290	252	0
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	49	49	0
MYC	Pay	28-Day MXN-TIIE	6.320	05/02/2024		18,400	27	9	36	0

							$(14,832)	$19,732	$19,983	$(15,083)

Total Swap Agreements							$(209,029)	$40,688	$33,490	$(201,831)

*	This security has a forward starting effective date.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2016:

(p)

Securities with an aggregate market value of $325,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$10,941	$0	$0	$10,941	$(31,635)	$0	$0	$(31,635)	$(20,694)	$18,260	$(2,434)
BOA	545,654	0	1,675	547,329	(109,867)	(17,852)	(1,870)	(129,589)	417,740	(434,835)	(17,095)
BPS	118,980	0	298	119,278	(129,256)	(1,023)	(15,100)	(145,379)	(26,101)	29,357	3,256
BRC	134,345	0	2,313	136,658	(8,049)	(2,342)	(20,136)	(30,527)	106,131	(107,400)	(1,269)
CBK	155,175	658	17,478	173,311	(194,127)	(12,010)	(8,142)	(214,279)	(40,968)	38,319	(2,649)
DUB	489,534	0	2,090	491,624	(214,626)	(211)	(38,431)	(253,268)	238,356	(337,560)	(99,204)
FBF	115,724	0	3,677	119,401	(45,609)	(11,791)	(2,683)	(60,083)	59,318	(66,700)	(7,382)
GLM	183,632	18,297	31	201,960	(73,431)	(34,204)	0	(107,635)	94,325	(76,880)	17,445
GST	0	0	2,137	2,137	0	(1)	(37,154)	(37,155)	(35,018)	36,245	1,227
HUS	182,594	0	1,108	183,702	(44,699)	(4,195)	(6,576)	(55,470)	128,232	(106,396)	21,836
IND	7,960	0	0	7,960	(18,672)	0	0	(18,672)	(10,712)	15,506	4,794
JPM	280,277	26,561	1,005	307,843	(282,705)	(28,098)	(5,482)	(316,285)	(8,442)	11,818	3,376
JPS	0	0	0	0	0	0	(27,193)	(27,193)	(27,193)	25,589	(1,604)
MBC	0	0	713	713	0	0	0	0	713	(830)	(117)
MEI	0	0	0	0	0	0	(4,917)	(4,917)	(4,917)	5,217	300
MSB	70,193	0	0	70,193	(116,054)	(11,307)	0	(127,361)	(57,168)	56,843	(325)
MYC	0	18,485	812	19,297	0	(12,715)	(34,147)	(46,862)	(27,565)	21,846	(5,719)
NAB	236,061	0	0	236,061	(351)	0	0	(351)	235,710	(226,600)	9,110
NGF	110,282	212	0	110,494	(72,795)	0	0	(72,795)	37,699	(44,077)	(6,378)
RBC	5,410	0	0	5,410	0	0	0	0	5,410	(5,344)	66
RYL	1,332	0	19	1,351	(316)	0	0	(316)	1,035	(1,010)	25
SCX	78,608	0	0	78,608	(64,920)	(9,336)	0	(74,256)	4,352	0	4,352
SOG	49,500	0	0	49,500	(52,891)	(8,001)	0	(60,892)	(11,392)	7,987	(3,405)
TOR	45,550	0	0	45,550	(93,667)	0	0	(93,667)	(48,117)	32,363	(15,754)
UAG	26,079	0	134	26,213	(40,741)	(5,910)	0	(46,651)	(20,438)	18,704	(1,734)

Total Over the Counter	$2,847,831	$64,213	$33,490	$2,945,534	$(1,594,411)	$(158,996)	$(201,831)	$(1,955,238)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$85,340	$85,340
Swap Agreements	0	0	0	0	10,229	10,229

	$0	$0	$0	$0	$95,569	$95,569

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,847,831	$0	$2,847,831
Purchased Options	0	0	0	0	64,213	64,213
Swap Agreements	0	13,507	0	0	19,983	33,490

	$0	$13,507	$0	$2,847,831	$84,196	$2,945,534

	$0	$13,507	$0	$2,847,831	$179,765	$3,041,103

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,979	$7,979
Futures	0	0	0	0	43,310	43,310
Swap Agreements	0	15	0	0	124,718	124,733

	$0	$15	$0	$0	$176,007	$176,022

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,594,411	$0	$1,594,411
Written Options	0	36	0	94,890	64,070	158,996
Swap Agreements	0	186,748	0	0	15,083	201,831

	$0	$186,784	$0	$1,689,301	$79,153	$1,955,238

	$0	$186,799	$0	$1,689,301	$255,160	$2,131,260

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,651)	$(1,651)
Written Options	0	0	0	0	126,233	126,233
Futures	0	0	0	0	(348,001)	(348,001)
Swap Agreements	0	(27,456)	0	0	(1,410,826)	(1,438,282)

	$0	$(27,456)	$0	$0	$(1,634,245)	$(1,661,701)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,743,059	$0	$2,743,059
Purchased Options	0	0	0	(823)	(42,963)	(43,786)
Written Options	0	4,276	0	274,412	277,492	556,180
Swap Agreements	0	(100,982)	0	0	65,140	(35,842)

	$0	$(96,706)	$0	$3,016,648	$299,669	$3,219,611

	$0	$(124,162)	$0	$3,016,648	$(1,334,576)	$1,557,910

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(183)	$(183)
Written Options	0	0	0	0	1,047	1,047
Futures	0	0	0	0	(289,922)	(289,922)
Swap Agreements	0	1,935	0	0	(112,052)	(110,117)

	$0	$1,935	$0	$0	$(401,110)	$(399,175)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,061,449)	$0	$(3,061,449)
Purchased Options	0	0	0	1,036	(73,252)	(72,216)
Written Options	0	7,033	0	(84,820)	(52,359)	(130,146)
Swap Agreements	0	200,579	0	0	(35,570)	165,009

	$0	$207,612	$0	$(3,145,233)	$(161,181)	$(3,098,802)

	$0	$209,547	$0	$(3,145,233)	$(562,291)	$(3,497,977)

34	See Accompanying Notes

March 31, 2016

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$161,472	$21	$161,493
Corporate Bonds & Notes
Banking & Finance	0	14,151,171	310,268	14,461,439
Industrials	0	2,193,073	2,366	2,195,439
Utilities	0	1,502,062	0	1,502,062
Municipal Bonds & Notes
California	0	1,924,590	0	1,924,590
Connecticut	0	4,505	0	4,505
Georgia	0	168,633	0	168,633
Illinois	0	473,419	0	473,419
Iowa	0	30,723	0	30,723
Louisiana	0	27,190	0	27,190
Massachusetts	0	24,000	0	24,000
Michigan	0	261	0	261
Nebraska	0	12,387	0	12,387
Nevada	0	9,061	0	9,061
New Jersey	0	3,207	0	3,207
New York	0	166,597	0	166,597
Ohio	0	390,096	0	390,096
Pennsylvania	0	57,690	0	57,690
Rhode Island	0	189	0	189
Tennessee	0	7,989	0	7,989
Texas	0	92,994	0	92,994
Utah	0	843	0	843
Washington	0	420	0	420
West Virginia	0	123,835	0	123,835
U.S. Government Agencies	0	32,160,580	87,618	32,248,198
U.S. Treasury Obligations	0	38,576,168	0	38,576,168
Non-Agency Mortgage-Backed Securities	0	8,445,104	97,254	8,542,358
Asset-Backed Securities	0	3,351,246	35,402	3,386,648
Sovereign Issues	0	5,388,153	0	5,388,153
Preferred Securities

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Banking & Finance	$115	$4,110	$0	$4,225
Short-Term Instruments
Certificates of Deposit	0	480,283	0	480,283
Commercial Paper	74,917	1,219,528	0	1,294,445
Repurchase Agreements	0	1,900	0	1,900
Short-Term Notes	0	499,161	0	499,161
Czech Republic Treasury Bills	0	109,410	0	109,410
Japan Treasury Bills	0	70,824	0	70,824
Mexico Treasury Bills	0	11,912	0	11,912
U.S. Treasury Bills	0	198,355	0	198,355
	$75,032	$112,043,141	$532,929	$112,651,102

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,893,236	$0	$0	$3,893,236
Total Investments	$3,968,268	$112,043,141	$532,929	$116,544,338

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,549)	$0	$(38,549)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	85,131	10,229	0	95,360
Over the counter	0	2,945,395	139	2,945,534
	$85,131	$2,955,624	$139	$3,040,894

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42,660)	(132,712)	0	(175,372)
Over the counter	0	(1,955,238)	0	(1,955,238)
	$(42,660)	$(2,087,950)	$0	$(2,130,610)

Totals	$4,010,739	$112,872,266	$533,068	$117,416,073

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$0	$(19,258)	$0	$0	$11	$0	$0	$21	$0
Corporate Bonds & Notes
Banking & Finance	439,357	7,844	(6,667)	85	(18)	(3,127)	0	(127,206)	310,268	(4,450)
Industrials	55,446	4,427	(10,419)	(167)	7	(2,517)	0	(44,411)	2,366	(216)
Utilities	12	0	(12)	0	0	0	0	0	0	0
U.S. Government Agencies	19,031	73,002	(4,605)	(103)	(41)	334	0	0	87,618	199
Non-Agency Mortgage-Backed Securities	257,706	159	(42,663)	(163)	(1,082)	(7,088)	0	(109,615)	97,254	(4,502)
Asset-Backed Securities	0	35,400	0	0	0	2	0	0	35,402	2
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$120,832	$(307,653)	$510	$(1,134)	$(11,113)	$0	$(281,232)	$532,929	$(8,967)

Financial Derivative Instruments – Assets
Over the counter	$795	$0	$0	$0	$0	$(656)	$0	$0	$139	$(656)

Totals	$1,013,514	$120,832	$(307,653)	$510	$(1,134)	$(11,769)	$0	$(281,232)	$533,068	$(9,623)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$21	Proxy Pricing	Base Price	99.71
Corporate Bonds & Notes
Banking & Finance	310,268	Proxy Pricing	Base Price	98.50 -112.38
Industrials	2	Proxy Pricing	Base Price	0.45
	2,364	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	87,618	Proxy Pricing	Base Price	94.50 - 107.00
Non-Agency Mortgage-Backed Securities	107	Proxy Pricing	Base Price	80.92 - 99.75
	97,147	Third Party Vendor	Broker Quote	71.00 - 101.18
Asset-Backed Securities	35,402	Proxy Pricing	Base Price	100.00

Financial Derivative Instruments – Assets
Over the counter	139	Indicative Market Quotation	Broker Quote	0.15

Total	$533,068

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

36	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	FSB	Federal Savings Bank

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the PIMCO Total Return Fund (the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2016

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	May 27, 2016